UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-2168
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Date of fiscal year end: 8/31
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Date of reporting period: 2/29/08
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended February 29, 2008. The first report applies to the Floating Rate Income Fund, the second report applies to the Optimized Value Fund, the third report applies to 9 Lifecycle Portfolios and the fourth report applies to 56 of the Registrant’s Funds.

John Hancock
MUTUAL FUNDS

John Hancock
Floating Rate Income Fund

Semiannual Report
2.29.08

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	1-2-08	—	—	—	—	—	—	—	—	–4.71%

B	1-2-08	—	—	—	—	—	—	—	—	–6.77

C	1-2-08	—	—	—	—	—	—	—	—	–2.87

I1	1-2-08	—	—	—	—	—	—	—	—	–1.72

1[1]	1-2-08	—	—	—	—	—	—	—	—	–1.71

NAV[1]	1-2-08	—	—	—	—	—	—	—	—	–1.70

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The net expenses are as follows: Class A — 1.20%, Class B — 1.95%, Class C — 1.95% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.42%, Class B — 2.12%, Class C — 2.12% . For the other classes, the net expenses equal the gross expenses and are as follows: Class I — 0.82%, Class 1 — 0.82%, Class NAV — 0.77% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

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Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Floating Rate Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P/LSTA Leveraged Performing Loan Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	1-2-08	$9,812	$9,323	$9,434

C	1-2-08	9,811	9,713	9,434

I2	1-2-08	9,828	9,828	9,434

1[2]	1-2-08	9,829	9,829	9,434

NAV[2]	1-2-08	9,830	9,830	9,434

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/LSTA Leveraged Performing Loan Index is a subset of the S&P/LSTA leveraged loan index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

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Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■  Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 2, 2008, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 1-2-08[1]	on 2-29-08	period ended 2-29-08[2]

Class A	$1,000.00	$982.30	$1.88

Class B	1,000.00	981.20	3.06

Class C	1,000.00	981.10	3.06

Class I	1,000.00	982.80	1.29

Class 1	1,000.00	982.90	1.15

Class NAV	1,000.00	983.00	1.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 2, 2008, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-2-08[1]	on 2-29-08	period ended 2-29-08[2]

Class A	$1,000.00	$1,006.02	$1.91

Class B	1,000.00	1,004.83	3.10

Class C	1,000.00	1,004.83	3.10

Class I	1,000.00	1,006.62	1.30

Class 1	1,000.00	1,006.77	1.16

Class NAV	1,000.00	1,006.77	1.16

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Commencement of operations.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.18%, 1.94%, 1.94%, 0.84%, 0.73% and 0.73% for Class A, Class B, Class C, Class I, Class 1 and Class NAV respectively, multiplied by the average account value over the period, multiplied by number of days in the period (58) and divided by 366 (to reflect the one-half year period).

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Portfolio summary

Top 10 holdings[1]

HCA, Inc.	2.7%	First Data Corp.	2.2%

Community Health Systems, Inc.	2.7%	Energy Future Holdings Corp.	2.2%

Cablevision Systems Corp.	2.3%	Hertz Corp.	2.0%

Sunguard Homes	2.2%	Calpine Corp.	1.9%

Charter Communications, Inc.	2.2%	Harrah’s Operating Company, Inc.	1.7%

Sector distribution[1]

Consumer cyclical	34%	Consumer non-cyclical	9%

Communications	20%	Financial	3%

Basic materials	10%	Industrial	2%

Energy	9%	Other	13%

1As a percentage of net assets on February 29, 2008.

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F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08 (unaudited)

This schedule is divided into three main categories: term loans, corporate bonds and repurchase agreements. Term loans and corporate bonds are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Term loans 90.82%		$248,175,107

(Cost $252,078,940)

Air Travel 1.31%		3,580,000

Hawker Beechcraft Corp., Inc.
7.40% due 03/26/2014 (b)	4,000,000	3,580,000

Airlines 2.31%		6,303,215

Delta Air Lines, Inc., 2nd Lien
8.7194% due 04/30/2014 (b)	3,000,000	2,545,320

Delta Air Lines, Inc., Tranche A
6.377% due 04/30/2012 (b)	1,500,000	1,417,500

United Air Lines, Inc., Tranche B
7.4521% due 01/12/2014 (b)	2,737,800	2,340,395

Amusement & Theme Parks 1.20%		3,267,145

Cedar Fair LP, Tranche B
8.00% due 06/13/2012 (b)	3,500,000	3,267,145

Apparel & Textiles 0.34%		916,205

Iconix, Tranche B
7.60% due 05/01/2014 (b)	982,525	916,205

Auto Parts 1.75%		4,770,486

Allison Transmission, Inc., Tranche B
8.45% due 08/07/2014 (b)	3,370,938	2,987,021

TRW Automotive, Inc., Tranche B
4.32% due 05/09/2014 (b)	1,962,548	1,783,465

Auto Services 1.79%		4,881,234

Hertz Corp.
6.75% due 12/21/2012 (b)	5,227,560	4,881,234

Automobiles 1.46%		3,985,288

Adesa, Inc., Tranche B
7.60% due 09/22/2013 (b)	2,500,000	2,213,538

General Motors Corp., Tranche B
7.40% due 12/15/2013 (b)	2,000,000	1,771,750

Broadcasting 1.14%		3,123,340

Citadel Broadcasting Corp., Tranche B
6.86% due 06/12/2014 (b)	2,500,000	1,895,838

CMP Susquehanna Corp.
7.40% due 06/07/2013 (b)	1,500,000	1,227,502

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Building Materials & Construction 2.93%		$8,019,174

Nortek Holdings, Inc., Tranche B
4.25% due 11/27/2011 (b)	2,216,291	1,955,877

Sunguard Homes, Tranche B
6.15% due 08/15/2012 (b)	6,500,000	6,063,297

Cable & Television 9.02%		24,638,494

Cablevision Systems Corp., Tranche B
6.45% due 03/30/2013 (b)	6,875,000	6,403,444

Charter Communications, Inc., Tranche B
7.4521% due 03/15/2014 (b)	6,750,000	5,987,621

Insight Midwest Holdings LLC, Tranche B
7.65% due 04/10/2014 (b)	3,250,000	2,928,055

Lodgenet Entertainment Corp., Tranche B
7.4521% due 04/04/2014 (b)	3,238,750	2,736,744

Univision Communications, Inc.
7.60% due 09/15/2014 (b)(f)	4,125,000	3,485,130

UPC
7.10% due 03/30/2014 (b)	3,500,000	3,097,500

Cellular Communications 1.90%		5,193,927

ALLTEL Communications, Inc., Tranche B2
5.08% due 05/15/2015 (b)	1,000,000	905,830

ALLTEL Wireless Corp., Tranche B3
7.5468% due 11/15/2014 (b)	3,500,000	3,194,345

Centennial Cellular, Tranche B
7.5545% due 02/09/2011 (b)	1,140,067	1,093,752

Commercial Services 3.27%		8,948,517

Acosta, Tranche B
8.25% due 08/15/2013 (b)	2,244,333	1,956,777

Asurion Corp. Tranche B
7.466% due 07/02/2014 (b)	2,250,000	1,868,906

Dyncorp International, Inc., Tranche B
5.54% due 02/01/2011 (b)	2,500,000	2,312,500

US Investigations Services, Inc., Tranche B
8.20% due 02/21/2015 (b)	1,750,000	1,522,500

West Corp., Tranche B
8.15% due 10/01/2013 (b)	1,497,481	1,287,834

Containers & Glass 3.88%		10,608,716

Berry Plastics Holding Corp., Tranche B
7.35% due 04/03/2015 (b)	3,000,000	2,604,750

Bluegrass Container Company LLC, Tranche B
7.8576% due 06/30/2013 (b)	1,000,000	900,000

Graham Packaging Company, Inc.
7.7056% due 10/07/2011 (b)	3,246,250	3,059,591

Graphic Packaging International Corp., Tranche B
7.35% due 05/03/2014 (b)	4,500,000	4,044,375

Cosmetics & Toiletries 0.92%		2,525,091

Sally Holdings LLC, Tranche B
7.90% due 11/15/2013 (b)	2,750,000	2,525,091

See notes to financial statements

Floating Rate Income Fund | Semiannual report

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F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Data Processing & Management 2.18%		$5,960,938

First Data Corp., Tranche B2
8.0908% due 10/15/2014 (b)	6,250,000	5,960,938

Educational Services 1.43%		3,912,475

Education Management, Tranche C
7.66% due 06/12/2013 (b)	1,459,812	1,272,475

Thomson Learning Holdings, Tranche B
8.50% due 11/05/2014 (b)	3,000,000	2,640,000

Electrical Utilities 6.08%		16,623,536

Calpine Corp.
8.60% due 03/29/2009 (b)	6,000,000	5,265,690

Energy Future Holdings Corp., Tranche B3
8.50% due 10/10/2014 (b)	6,500,000	5,954,682

NRG Energy, Inc., Tranche B
6.60% due 02/01/2013 (b)	1,000,000	916,945
7.10% due 02/01/2013 (b)	4,875,000	4,486,219

Energy 1.77%		4,845,632

Bran D Energy Services, Tranche B
7.65% due 02/07/2014 (b)	2,466,250	2,096,312

TXU Energy, Tranche B2
8.50% due 10/10/2014 (b)	3,000,000	2,749,320

Financial Services 0.56%		1,527,601

Chrysler Financial, Tranche B
9.35% due 08/03/2012 (b)	1,750,000	1,527,601

Food & Beverages 4.10%		11,207,587

Aramark Corp.
7.5788% due 01/31/2014 (b)	4,854,874	4,508,212

Bolthouse Farms, Inc., Tranche B
6.59% due 12/16/2012 (b)	3,500,000	3,294,375

Dole Food Company, Inc., Letter of Credit
6.75% due 04/12/2013 (b)	4,000,000	3,405,000

Healthcare Products 1.24%		3,386,635

Bausch & Lomb, Inc., Tranche B
8.25% due 04/11/2015 (b)(f)	3,500,000	3,386,635

Healthcare Services 2.60%		7,098,875

DaVita, Tranche B1
6.80% due 03/15/2014 (b)	4,500,000	4,206,375

Select Medical Corp., Tranche B
4.63% due 02/24/2012 (b)	3,250,000	2,892,500

Hotels & Restaurants 0.66%		1,791,463

QUIZNO’S Corp.
7.35% due 05/05/2012 (b)	1,985,000	1,791,463

Leisure Time 6.11%		16,697,330

CCM Merger, Inc., Tranche B
5.65% due 07/21/2012 (b)	3,750,000	3,196,875

Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)(f)	1,750,000	1,522,500

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Leisure Time (continued)

Harrah’s Operating Company, Inc., Tranche B2
6.162% due 02/28/2015 (b)	5,000,000	$4,596,875

Las Vegas Sands LLC
7.1986% due 05/08/2014 (b)(f)	3,000,000	2,674,080

Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,500,000	1,417,500

Venetian Macau, Tranche B
7.75% due 04/01/2013 (b)	3,655,000	3,289,500

Medical-Hospitals 8.94%		24,443,221

Community Health Systems, Inc., Tranche B
7.51% due 07/02/2014 (b)(f)	8,000,000	7,347,320

HCA, Inc., Tranche B
8.15% due 11/01/2013 (b)	8,000,000	7,406,080

Health Management Associates, Inc., Tranche B
7.15% due 01/16/2014 (b)	3,984,962	3,474,030

Iasis Healthcare Corp.
7.35% due 05/01/2014 (b)(f)	3,744,766	3,370,289

Vanguard Health Holdings, Tranche B
6.409% due 05/18/2011 (b)	3,197,193	2,845,502

Oil & Gas Drilling 1.24%		3,375,109

Ashmore Energy International, Tranche B
8.35% due 05/30/2014 (b)	3,590,541	3,375,109

Paper 3.19%		8,726,526

Georgia Pacific LLC, Tranche B1
6.75% due 12/23/2013 (b)	3,250,000	3,018,096
6.75% due 12/23/2013 (b)	3,000,000	2,785,935

NewPage Corp., Tranche B
8.90% due 11/05/2014 (b)	3,000,000	2,922,495

Pipelines 0.99%		2,713,140

Dynegy Holdings, Inc.
6.633% due 04/02/2013 (b)	3,000,000	2,713,140

Publishing 4.90%		13,385,690

Idearc, Inc., Tranche B
7.4825% due 11/01/2014 (b)	4,250,000	3,532,812

Nielsen Finance, Tranche B
8.25% due 08/15/2013 (b)	3,000,000	2,636,265

Quebecor World, Inc.
8.25% due 07/17/2009 (b)	3,000,000	2,745,000

Quebecor World, Inc., Tranche B
6.50% due 01/17/2013 (b)	2,420,000	2,190,100

Tribune Company
7.426% due 05/17/2009 (b)	2,500,000	2,281,513

Retail Trade 5.59%		15,277,680

Amscan Holdings, Inc., Tranche B
7.61% due 05/01/2013 (b)	2,250,000	2,025,000

Dollar General Corp., Tranche B
7.7056% due 07/15/2014 (b)	2,500,000	2,224,150

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

General Nutrition Center, Tranche B
7.60% due 09/06/2013 (b)	2,750,000	$2,313,437

Michaels Stores, Inc., Tranche B
7.7056% due 10/31/2013 (b)	4,493,333	3,883,161

Neiman Marcus Group, Inc., Tranche B
6.9469% due 03/13/2013 (b)	3,733,805	3,471,935

Petco Animal Supplies, Inc., Tranche B
8.15% due 11/15/2013 (b)	1,500,000	1,359,997

Semiconductors 1.07%		2,918,293

Freescale Semiconductor, Inc., Tranche B
7.37% due 12/01/2013 (b)	3,494,962	2,918,293

Telecommunications Equipment & Services 3.79%		10,350,930

Level 3 Communications, Inc., Tranche B
7.65% due 03/01/2014 (b)	2,000,000	1,739,060

Panamsat Corp., Tranche B
8.00% due 06/30/2013 (b)	5,000,000	4,587,500

Telesat Canada, Tranche B
8.20% due 10/15/2014 (b)(f)	1,750,000	1,618,120

Virgin Media Tranche B4
7.50% due 01/15/2014 (b)	2,500,000	2,406,250

Telephone 1.16%		3,171,614

Windstream Corp., Tranche B
4.57% due 07/17/2013 (b)	3,300,000	3,171,614

Corporate bonds 7.81%		$21,340,376
(Cost $22,169,104)

Auto Services 0.17%		475,000

Hertz Corp.
10.50% due 01/01/2016	500,000	475,000

Chemicals 0.42%		1,132,500

Georgia Gulf Corp.
9.50% due 10/15/2014	1,500,000	1,132,500

Financial Services 3.17%		8,671,506

Ford Motor Credit Company
7.1255% due 01/13/2012 (b)	4,959,000	3,902,406

GMAC LLC
4.315% due 05/15/2009 (b)	4,000,000	3,749,100

LVB Acquisition Merger, Inc.
10.375% due 10/15/2017 (h)	1,000,000	1,020,000

Leisure Time 0.49%		1,328,670

Station Casinos, Inc.
7.75% due 08/15/2016	1,596,000	1,328,670

Paper 0.63%		1,716,000

Abitibi-Consolidated, Inc.
6.95% due 04/01/2008	1,950,000	1,716,000

See notes to financial statements

Semiannual report | Floating Rate Income Fund

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Real Estate 0.18%		$498,200

Forest City Enterprises
7.625% due 06/01/2015	530,000	498,200

Retail Trade 0.29%		797,000

Neiman Marcus Group, Inc.
10.375% due 10/15/2015	800,000	797,000

Semiconductors 1.39%		3,787,500

NXP BV / NXP Funding LLC
7.0075% due 10/15/2013 (b)	3,000,000	2,422,500
7.875% due 10/15/2014	1,500,000	1,365,000

Telecommunications Equipment & Services 1.07%		2,934,000

Citizens Communications Company
7.875% due 01/15/2027	600,000	534,000

iPCS, Inc.
5.3644% due 05/01/2013	3,000,000	2,400,000

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 15.00%		$41,000,000

(Cost $41,000,000)

Repurchase Agreement with State Street Corp. dated 2-29-08 at
2.80% to be repurchased at $41,009,567 on 3-3-08,
collateralized by $154,275,000 Federal Home Loan Bank, zero
coupon, due 9-29-08 (valued at $41,842,466, including interest)	$41,000,000	41,000,000

Total investments (Cost $315,248,044)† 113.63%		$310,515,483

Liabilities in excess of other assets (13.63%)		($37,258,210)

Total net assets 100.00%		$273,257,273

Percentages are stated as a percent of net assets.

(b) Floating Rate Note.

(f) All or a portion of this position represents an unfunded loan commitment. The coupon rate will be determined at time of settlement.

(h) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $315,248,044. Net unrealized depreciation aggregated $4,732,561, of which $1,569,765 related to appreciated investment securities and $6,302,326 related to depreciated investment securities.

See notes to financial statements

Floating Rate Income Fund | Semiannual report

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F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $274,248,044) (Note 2)	$269,515,483
Repurchase agreements, at value (cost $41,000,000) (Note 2)	41,000,000

Total investments, at value ($315,248,044)	310,515,483
Cash	25,051,348
Receivable for fund shares sold	60,074
Interest receivable	312,039
Receivable for security lending income	725,733
Receivable due from adviser	472
Other assets	4,080

Total assets	336,669,229

Liabilities

Payable for investments purchased	63,403,575
Payable to affiliates
Distributions payable	114
Transfer agent fees	154
Trustees’ fees	95
Other payables and accrued expenses	8,018

Total liabilities	63,411,956

Net assets

Capital paid-in	277,989,587
Undistributed net investment income	2
Accumulated undistributed net realized gain on investments	245
Net unrealized depreciation on investments	(4,732,561)

Net assets	$273,257,273

See notes to financial statements

Semiannual report | Floating Rate Income Fund

17

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$381,150
Shares outstanding	39,017
Net asset value and redemption price per share	$9.77

Class B1
Net assets	$139,648
Shares outstanding	14,293
Net asset value and offering price per share	$9.77

Class C1
Net assets	$246,311
Shares outstanding	25,211
Net asset value and offering price per share	$9.77

Class I
Net assets	$98,293
Shares outstanding	10,059
Net asset value, offering price and redemption price per share	$9.77

Class 1
Net assets	$98,303
Shares outstanding	10,061
Net asset value, offering price and redemption price per share	$9.77

Class NAV
Net assets	$272,293,568
Shares outstanding	27,867,416
Net asset value, offering price and redemption price per share	$9.77

Maximum offering price per share

Class A2 ($9.77 ÷ 97%)	$10.07

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge. (Note 3)

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Floating Rate Income Fund | Semiannual report

18

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 2-29-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,560,337

Total investment income	1,560,337

Expenses

Investment management fees (Note 3)	223,163
Distribution and service fees (Note 3)	535
Transfer agent fees (Note 3)	154
Fund administration fees (Note 3)	656
Audit and legal fees	6,525
Printing and postage fees (Note 3)	464
Custodian fees	1,967
Trustees’ fees (Note 4)	98
Registration and filing fees	524
Miscellaneous	9

Total expenses	234,095
Less expense reductions (Note 3)	(472)

Net expenses	233,623

Net investment income (loss)	1,326,714

Realized and unrealized gain (loss)

Net realized gain (loss) on investments in unaffiliated issuers	245
Change in net unrealized appreciation (depreciation) of investments
in unaffiliated issuers	(4,732,561)

Net realized and unrealized gain (loss)	(4,732,316)
Increase (decrease) in net assets from operations	($3,405,602)

1 Period from 1-2-08 (commencement of operations) to 2-29-08.

See notes to financial statements

Semiannual report | Floating Rate Income Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
2-29-08[1]
(unaudited)

Increase (decrease) in net assets

From operations
Net investment income (loss)	$1,326,714
Net realized gain (loss)	245
Change in net unrealized appreciation (depreciation)	(4,732,561)
Increase (decrease) in net assets resulting from operations	(3,405,602)
Distributions to shareholders
From net investment income
Class A	(1,068)
Class B	(557)
Class C	(768)
Class I	(582)
Class 1	(592)
Class NAV	(1,323,145)

Total distributions	(1,326,712)

From Fund share transactions (Note 6)	277,989,587

Total increase (decrease)	273,257,273

Net assets

Beginning of period	—
End of period	$273,257,273
Undistributed net investment income (loss)	$2

1 Period from 1-2-08 (commencement of operations) to 2-29-08.

See notes to financial statements

Floating Rate Income Fund | Semiannual report

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES

Period ended	2-29-08[1,2]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income (loss)[3]	0.06
Net realized and unrealized gain (loss)
on investments	(0.24)
Total from investment operations	(0.18)
Less distributions
From net investment income	(0.05)
Total distributions	(0.05)
Net asset value, end of period	$9.77
Total return (%)	(1.77)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$381
Ratios (as a percentage of average net assets):
Expenses before reductions	2.27[7]
Expenses net of fee waivers, if any	1.18[7]
Expenses net of all fee waivers and credits	1.18[7]
Net investment income (loss)	3.81[7]
Portfolio turnover (%)	—[6,8]

1 Class A shares began operations on 1-2-08.

2 Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than 1%.

See notes to financial statements

Semiannual report | Floating Rate Income Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-29-08[1,2]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income (loss)[3]	0.04
Net realized and unrealized gain (loss)
on investments	(0.23)
Total from investment operations	(0.19)
Less distributions
From net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$9.77
Total return (%)	(1.88)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$140
Ratios (as a percentage of average net assets):
Expenses before reductions	2.22[7]
Expenses net of fee waivers, if any	1.94[7]
Expenses net of all fee waivers and credits	1.94[7]
Net investment income (loss)	2.78[7]
Portfolio turnover (%)	—[6,8]

1 Class B shares began operations on 1-2-08.

2 Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than 1%.

See notes to financial statements

Floating Rate Income Fund | Semiannual report

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-29-08[1,2]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income (loss)[3]	0.05
Net realized and unrealized gain (loss)
on investments	(0.24)
Total from investment operations	(0.19)
Less distributions
From net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$9.77
Total return (%)	(1.89)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$246
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16[7]
Expenses net of fee waivers, if any	1.94[7]
Expenses net of all fee waivers and credits	1.94[7]
Net investment income (loss)	3.06[7]
Portfolio turnover (%)	—[6,8]

1 Class C shares began operations on 1-2-08.

2 Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than 1%.

See notes to financial statements

Semiannual report | Floating Rate Income Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-29-08[1,2]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income (loss)[3]	0.06
Net realized and unrealized gain (loss)
on investments	(0.23)
Total from investment operations	(0.17)
Less distributions
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$9.77
Total return (%)	(1.72)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$98
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[7]
Expenses net of fee waivers, if any	0.84[7]
Expenses net of all fee waivers and credits	0.84[7]
Net investment income (loss)	3.73[7]
Portfolio turnover (%)	—[6,8]

1 Class I shares began operations on 1-2-08.

2 Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than 1%.

See notes to financial statements

Floating Rate Income Fund | Semiannual report

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-29-08[1,2]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income (loss)[3]	0.06
Net realized and unrealized gain (loss)
on investments	(0.23)
Total from investment operations	(0.17)
Less distributions
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$9.77
Total return (%)	(1.71)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$98
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[7]
Expenses net of fee waivers, if any	0.73[7]
Expenses net of all fee waivers and credits	0.73[7]
Net investment income (loss)	3.87[7]
Portfolio turnover (%)	—[6,8]

1 Class 1 shares began operations on 1-2-08.

2 Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than 1%.

See notes to financial statements

Semiannual report | Floating Rate Income Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-29-08[1,2]

Per share operating performance

Net asset value, beginning of period	10.00
Net investment income (loss)[3]	0.06
Net realized and unrealized gain (loss)
on investments	(0.23)
Total from investment operations	(0.17)
Less distributions
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$9.77
Total return (%)	(1.70)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$272,294
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[7]
Expenses net of fee waivers, if any	0.73[7]
Expenses net of all fee waivers and credits	0.73[7]
Net investment income (loss)	4.16[7]
Portfolio turnover (%)	—[6,8]

1 Class NAV shares began operations on 1-2-08.

2 Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than 1%.

See notes to financial statements

Floating Rate Income Fund | Semiannual report

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Notes to financial statements (unaudited)

1. Organization

John Hancock Floating Rate Income Fund (the Fund), is a series of John Hancock Funds II (the Trust or JHF II) that commenced operations on January 2, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The Fund is non-diversified, as defined in the 1940 Act. The investment objective of the Fund is to seek a high level of current income.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser or JHIMS), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 10,000 shares of beneficial interest of Class A, Class B, Class C and Class I on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in

Semiannual report| Floating Rate Income Fund

27

John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that the Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the investment in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

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New accounting pronouncement

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Loan participations and assignments

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral  securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan. At February 29, 2008, the Fund held positions in unfunded loan commitments. The total principal amount and market value of unfunded loan commitments totaled $2,402,341 and $2,163,511, respectively. The coupon rate for unfunded loan commitments will be determined at time of settlement.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and

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29

distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The Fund uses specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on  taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

3. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent at an annual rate of 0.700%

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of the Fund’s aggregate daily net assets. Aggregate net assets include the net assets of the Fund and Floating Rate Income Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Distributors, LLC.

The Adviser has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended February 29, 2008, were equivalent to an annual effective rate of 0.700% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.25% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class A, 1.95% for Class B, 1.95% for Class C and 0.85% for Class I. Accordingly, the expense reductions related to this expense limitation amounted to $305, $56, $57 and $54 for Class A, Class B, Class C and Class I, respectively, for the period ended February 29, 2008. This expense reimbursement shall continue in effect until December 31, 2008, and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended February 29, 2008, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended February 29, 2008, there were no net up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services

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31

to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 29, 2008, there were no CDSCs received by Distributor for Class B shares and for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C and Class I share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C and Class I shares, respectively, during the period ended February 29, 2008.

In January 2008, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 29, 2008, there were no reduction for transfer agent credits earned.

Class level expenses for the period ended February 29, 2008, were as follows:

	Distribution
	and service	Transfer	Printing and
Share class	fees	agent fee	postage fees

Class A	$84	$56	$290
Class B	200	40	58
Class C	251	50	58
Class I	–	8	58
Total	$535	$154	$464

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% .  In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the period ended February 29, 2008, there were no borrowings under the line of credit.

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6. Fund share transactions

Share activities for the Fund for the period ended February 29, 2008, were as follows:

		Period ended 2-29-08[1]
	Shares	Amount
Class A shares

Sold	39,931	$392,266
Distributions reinvested	108	1,056
Repurchased	(1,022)	(10,000)
Net increase (decrease)	39,017	$383,322

Class B shares

Sold	14,275	$142,517
Distributions reinvested	57	557
Repurchased	(39)	(371)
Net increase (decrease)	14,293	$142,703

Class C shares

Sold	25,144	$248,207
Distributions reinvested	67	658
Net increase (decrease)	25,211	$248,865

Class I shares

Sold	10,000	$100,000
Distributions reinvested	59	582
Net increase (decrease)	10,059	$100,582

Class 1 shares

Sold	10,000	$100,000
Distributions reinvested	61	592
Net increase (decrease)	10,061	$100,592

Class NAV shares

Sold	27,732,266	$275,690,378
Distributions reinvested	135,150	1,323,145
Net increase (decrease)	27,867,416	$277,013,523

Net increase (decrease)	27,966,057	$277,989,587

1Period from 1-2-08 (commencement of operations) to 2-29-08.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 29, 2008, aggregated $274,240,307 and $2,584, respectively.

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33

Board Evaluation of Advisory and
Subadvisory Agreements and
Amendments

This section describes the evaluation by the Board of Trustees of an amendment (the Advisory Agreement Amendment) to the advisory agreement between JHF II and the Adviser to add the Fund; and (b) an amendment to the subadvisory agreement (the Subadvisory Agreement Amendment) between the Adviser and Western Asset Management Company (WAMCO or Subadviser) to add the Fund.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting JHF II’s investment adviser, approving the Adviser’s selection of Fund subadvisers and approving JHF II’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHF II’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHF II and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser and by the subadvisers to the Fund;

2. the investment performance of the Fund and its subadviser;

3. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with JHF II; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of JHF II’s advisory agreements. With respect to its evaluation of subadvisory agreements with the subadvisers not affiliated with the Adviser, the Board believes that, in view of JHF II’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by such unaffiliated subadvisers from their relationship with JHF II, generally, are not a material factor in the Board’s consideration of the subadvisory agreements because such fees are paid to the subadviser by the Adviser and not by the Fund and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

At its meeting on December 13–14, 2007, the Board, including all of the Independent Trustees, approved the Fund as a new portfolio for JHF II.

Advisory Agreement Amendment

At its meeting on December 13–14, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

1. (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs

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34

and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs, including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Fund and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the Fund;

2. reviewed the advisory fee structure for the Fund;

3. (a) reviewed the anticipated profitability of the JHIMS’s relationship with the Fund in terms of the total amount of annual advisory fees it would receive with respect to the Fund and whether JHIMS has the financial ability to provide a high level of services to the Fund,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Fund, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the Fund and concluded that the advisory fees to be paid by the Trust with respect to the Fund are not unreasonable in light of such information; and

4. (a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Fund are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the Fund. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the Fund, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Subadvisory Agreement Amendment

At its meeting on December 13–14, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

1. that the Subadviser currently provided subadvisory services to the Trust or John Hancock Trust and has extensive experience and demonstrated skills as a manager;

2. the investment performance of other Trust or John Hancock Trust funds managed by the Subadviser;

3. the investment performance of the Subadviser’s portfolios managed comparably to the Fund and comparative performance information relating to the benchmark;

4. the proposed subadvisory fee for the Fund and comparative fee information; and

5. information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of determinations, including the following:

1. The Subadviser currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with the Subadviser’s management of these funds;

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35

2. The subadvisory fees are paid by the Adviser and not by the Fund and are generally competitive within the range of industry norms, and, are the product of arm’s-length negotiation between the Adviser and Subadviser;

3. the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A; and

4. The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate. Additional information that the Board considered is set forth in Appendix A.

Appendix A

	Comparable Fund	Estimated Fees
Fund	Performance as of	and Expenses as of
(Subadviser)	September 30, 2007	September 30, 2007	Other Comments

Floating Rate	The subadviser’s US	Subadvisory fees	The Board noted that the
Income Fund	Bank Loan composite	for this Fund were	Fund has not yet
	performance track	lower than its peer	commenced operations.
(Western Asset	record is above its peer	group median.
Management	group and benchmark		The Board further noted
Company)	for the 1-, 2-, 3, &	Advisory fees for	that the subadviser
	4-year periods.	this Fund were	manages several other
		higher than its peer	JHF II fixed income
		group median	funds (including a high
yield fund) and that
it is generally satisfied
with the performance of
these funds.

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36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James M. Oates, Chairman	Chief Financial Officer	John Hancock Funds, LLC
Charles L. Bardelis		601 Congress Street
James R. Boyle†	Gordon M. Shone	Boston, MA 02210-2805
Peter S. Burgess	Treasurer
Elizabeth G. Cook		Custodian
Hassell H. McClellan	John G. Vrysen	State Street Bank & Trust Co.
John D. Richardson,	Chief Operating Officer	2 Avenue de Lafayette
Trustee Emeritus†		Boston, MA 02111
†Non-Independent Trustee	Investment adviser
	John Hancock Investment	Transfer agent
Officers	Management Services, LLC	John Hancock Signature
Keith F. Hartstein	601 Congress Street	Services, Inc.
President and	Boston, MA 02210-2805	P.O. Box 9510
Chief Executive Officer		Portsmouth, NH 03802-9510
Subadviser
Thomas M. Kinzler	Western Asset Management	Legal counsel
Secretary and Chief Legal Officer	Company	Kirkpatrick & Lockhart
	385 East Colorado Boulevard	Preston Gates Ellis LLP
Francis V. Knox, Jr.	Pasadena, CA 91101	One Lincoln Street
Chief Compliance Officer		Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

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37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.	328SA	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock

MUTUAL FUNDS

John Hancock Optimized Value Fund

(formerly Quantitative Value Fund)

Semiannual Report

2.29.08

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	1-2-08	—	—	—	—	—	—	—	—	–13.52%

B	1-2-08	—	—	—	—	—	—	—	—	–13.63

C	1-2-08	—	—	—	—	—	—	—	—	–9.99

I [1]	1-2-08	—	—	—	—	—	—	—	—	–8.88

1 [1]	10-14-05	–13.37%	—	—	5.21%	–14.70%	–13.37%	—	—	12.83

NAV[1]	10-14-05	–13.26	—	—	5.27	–14.69	–13.26	—	—	12.98

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The net expenses are as follows: Class A — 1.29%, Class B — 1.99%, Class C — 1.99% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.34%, Class B — 2.04%, Class C — 2.04% . The net expenses equal the gross expenses and are as follows: Class I — 0.74%, Class 1 — 0.74%, Class NAV — 0.69% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Optimized Value Fund Class NAV shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

A	1-2-08	$9,105	$8,648	$9,197

B	1-2-08	9,092	8,637	9,197

C	1-2-08	9,092	9,001	9,197

I [2]	1-2-08	9,112	9,112	9,197

1 [2]	10-14-05	11,283	11,283	11,878

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class A, Class B, Class C, Class I and Class 1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value.

2 For certain types of investors as described in the Fund’s Class NAV, Class I and Class 1 share prospectuses.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007 (January 2, 2008 for Class A, Class B, Class C and Class I), with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A2	$1,000.00	$910.50	$1.95

Class B2	1,000.00	909.20	3.01

Class C2	1,000.00	909.20	3.01

Class I2	1,000.00	911.20	1.27

Class 1	1,000.00	853.00	3.36

Class NAV	1,000.00	853.10	3.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[3]

Class A2	$1,000.00	$1,018.45	$6.47

Class B2	1,000.00	1,014.97	9.97

Class C2	1,000.00	1,014.97	9.97

Class I2	1,000.00	1,020.69	4.22

Class 1	1,000.00	1,021.23	3.67

Class NAV	1,000.00	1,021.48	3.42

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 1.99%, 1.99%, 0.84%, 0.73% and 0.68% for Class A, Class B, Class C, Class I, Class 1 and Class NAV respectively, multiplied by the average account value over the period, multiplied by number of days in the period (58 for Class A, Class B, Class C and Class I and 182 for Class 1 and Class NAV), and divided by 366 (to reflect the one-half year period).

2 Class A, Class B, Class C and Class I commenced operations on 1-2-08.

3 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 1.99%, 1.99%, 0.84%, 0.73% and 0.68% for Class A, Class B, Class C, Class I, Class 1 and Class NAV respectively, multiplied by the average account value over the period, multiplied by number of days in the period, and divided by 366 (to reflect the one-half year period).

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9

Portfolio summary

Top 10 holdings[1]

Exxon Mobil Corp.	3.8%	Wachovia Corp.	2.7%

Procter & Gamble Company	3.5%	ConocoPhillips	2.7%

General Electric Company	3.2%	Lockheed Martin Corp.	2.1%

AT&T, Inc.	3.0%	Credit Suisse Group	2.0%

Public Service Enterprise Group, Inc.	2.9%	Franklin Resources, Inc.	2.0%

Sector distribution[1]

Financial	29%	Utilities	5%

Energy	18%	Consumer cyclical	4%

Consumer non-cyclical	17%	Technology	3%

Industrial	12%	Basic materials	2%

Communications	8%	Other	2%

1 As a percentage of net assets on February 29, 2008.

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10

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.12%		$736,664,203

(Cost $782,744,751)

Advertising 1.77%		13,178,811

Omnicom Group, Inc.	295,026	13,178,811

Aerospace 2.10%		15,579,485

Lockheed Martin Corp.	150,964	15,579,485

Banking 7.77%		57,730,449

Bank of America Corp.	84,731	3,367,210

Colonial Bancgroup, Inc.	553,145	6,681,992

Credit Suisse Group, SADR	310,272	15,178,506

Deutsche Bank AG (a)	112,945	12,532,377

Wachovia Corp.	652,200	19,970,364

Biotechnology 1.03%		7,686,694

Techne Corp. *	112,395	7,686,694

Business Services 1.67%		12,400,425

Accenture, Ltd. , Class A	180,311	6,355,963

Alliance Data Systems Corp. *	119,385	6,044,462

Chemicals 0.93%		6,947,110

Praxair, Inc.	86,536	6,947,110

Computers & Business Equipment 2.23%		16,601,167

Brocade Communications Systems, Inc. *	188,048	1,446,089

International Business Machines Corp.	58,327	6,641,112

Juniper Networks, Inc. *	191,158	5,126,858

Parametric Technology Corp. *	221,235	3,387,108

Containers & Glass 0.79%		5,874,290

Sealed Air Corp.	242,639	5,874,290

Cosmetics & Toiletries 6.05%		44,956,406

Alberto-Culver Company	145,955	3,911,594

Kimberly-Clark Corp.	226,426	14,758,447

Procter & Gamble Company	397,195	26,286,365

Crude Petroleum & Natural Gas 1.87%		13,886,997

Unit Corp. *	157,712	8,697,817

Western Refining, Inc. (a)	260,501	5,189,180

See notes to financial statements

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11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Electrical Equipment 1.31%		$9,711,952

Cooper Industries, Ltd. , Class A	231,623	9,711,952

Electrical Utilities 5.52%		41,022,296

American Electric Power Company, Inc.	121,655	4,978,123

Mirant Corp. *	383,644	14,194,828

Public Service Enterprise Group, Inc.	495,450	21,849,345

Electronics 0.71%		5,270,739

Amphenol Corp. , Class A	142,568	5,270,739

Energy 1.15%		8,522,492

Nexen, Inc.	273,332	8,522,492

Financial Services 7.75%		57,574,621

Barclays PLC, SADR	109,274	4,105,424

Citigroup, Inc.	137,485	3,259,769

Franklin Resources, Inc.	160,206	15,118,640

Lehman Brothers Holdings, Inc.	147,039	7,497,519

Merrill Lynch & Company, Inc.	144,669	7,169,796

Morgan Stanley	182,986	7,707,370

TD Ameritrade Holding Corp. *	694,869	12,716,103

Food & Beverages 2.27%		16,875,860

Coca-Cola Enterprises, Inc.	464,761	11,354,111

McCormick & Company, Inc.	160,283	5,521,749

Gas & Pipeline Utilities 2.88%		21,410,036

Eni SpA, SADR	180,991	12,475,710

Spectra Energy Corp.	386,600	8,934,326

Healthcare Products 2.27%		16,897,597

Baxter International, Inc.	196,822	11,616,434

Herbalife, Ltd.	126,253	5,281,163

Holdings Companies/Conglomerates 3.19%		23,709,184

General Electric Company	715,425	23,709,184

Hotels & Restaurants 2.15%		15,974,773

McDonald’s Corp.	151,098	8,175,913

Yum! Brands, Inc.	226,382	7,798,860

Household Products 1.47%		10,909,710

Jarden Corp. *	452,873	10,909,710

Insurance 11.32%		84,155,631

American Financial Group, Inc.	411,032	10,633,398

American International Group, Inc.	68,273	3,199,273

Arch Capital Group, Ltd. *	106,979	7,325,922

Axis Capital Holdings, Ltd.	330,004	12,167,247

CNA Financial Corp.	292,414	7,792,833

Genworth Financial, Inc. , Class A	386,371	8,956,080

ING Groep NV, SADR	360,900	12,021,579

RenaissanceRe Holdings, Ltd.	47,200	2,591,280

See notes to financial statements

Optimized Value Fund | Semiannual report

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

The Travelers Companies, Inc.	171,400	$7,954,674

XL Capital, Ltd. , Class A	319,283	11,513,345

International Oil 8.69%		64,603,795

Chevron Corp.	88,900	7,704,074

ConocoPhillips	239,732	19,828,234

Exxon Mobil Corp.	321,762	27,996,512

Sasol, Ltd. , SADR	177,211	9,074,975

Internet Service Provider 0.53%		3,951,433

Salesforce. com, Inc. *	66,166	3,951,433

Internet Software 0.39%		2,893,264

TIBCO Software, Inc. *	410,392	2,893,264

Manufacturing 1.47%		10,936,398

Honeywell International, Inc.	190,066	10,936,398

Mining 0.26%		1,964,825

Alliance Resource Partners LP	51,815	1,964,825

Petroleum Services 3.00%		22,285,844

ENSCO International, Inc.	231,316	13,841,950

Valero Energy Corp.	146,164	8,443,894

Pharmaceuticals 2.91%		21,637,141

Eli Lilly & Company	204,500	10,229,090

Pfizer, Inc.	512,031	11,408,051

Real Estate 2.06%		15,290,137

Hospitality Properties Trust, REIT	154,107	5,598,707

iStar Financial, Inc. , REIT (a)	147,831	2,913,749

SL Green Realty Corp. , REIT	74,073	6,777,681

Retail Trade 1.41%		10,507,704

Dick’s Sporting Goods, Inc. *	380,990	10,507,704

Sanitary Services 2.69%		19,964,493

Allied Waste Industries, Inc. *	1,449,998	14,992,979

Stericycle, Inc. *	92,253	4,971,514

Software 0.97%		7,180,966

Microsoft Corp.	83,739	2,279,376

Nuance Communications, Inc. *	297,969	4,901,590

Telephone 4.85%		36,018,022

AT&T, Inc.	632,875	22,043,036

CenturyTel, Inc.	386,156	13,974,986

Tobacco 0.93%		6,941,059

Altria Group, Inc.	94,901	6,941,059

Toys, Amusements & Sporting Goods 0.76%		5,612,397

Hasbro, Inc.	217,788	5,612,397

See notes to financial statements

Semiannual report | Optimized Value Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Short-term investments 2.45%		$18,239,060

(Cost $18,239,060)

John Hancock Cash Investment Trust, 3.5681% (c)(f)	16,530,352	16,530,352

Lloyds Bank PLC, 3.07%, due 3-3-08	1,709,000	1,708,708

Total investments (Cost $800,983,811)† 101.57%		$754,903,263

Liabilities in excess of other assets (1.57%)		($11,654,789)

Total net assets 100.00%		$743,248,474

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SADR Sponsored American Depositary Receipt

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $800,983,811. Net unrealized depreciation aggregated $46,440,446, of which $29,041,829 related to appreciated investment securities and $75,482,275 related to depreciated investment securities.

See notes to financial statements

Optimized Value Fund | Semiannual report

14

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $784,453,459)
including $16,206,227 of securities loaned (Note 2)	$738,372,911
Investments in affiliated issuers, at value (cost $16,530,352) (Note 2)	16,530,352

Total investments, at value	754,903,263
Cash	844
Receivable for investments sold	35,270,082
Receivable for fund shares sold	48,962
Dividends and interest receivable (net of tax)	1,673,002
Receivable for security lending income	4,917
Receivable due from adviser	227
Other assets	3,844

Total assets	791,905,141

Liabilities

Payable for investments purchased	31,790,245
Payable for fund shares repurchased	300,264
Payable upon return of securities loaned (Note 2)	16,530,352
Payable to affiliates
Fund administration fees	1,733
Transfer agent fees	9
Trustees’ fees	370
Other payables and accrued expenses	33,694

Total liabilities	48,656,667

Net assets

Capital paid-in	$864,579,244
Undistributed net investment income (loss)	1,861,710
Accumulated undistributed net realized gain (loss) on investments and
foreign currency transactions	(77,111,932)
Net unrealized appreciation (depreciation) on investments	(46,080,548)

Net assets	$743,248,474

See notes to financial statements

Semiannual report | Optimized Value Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$9,156
Shares outstanding	672
Net asset value and redemption price per share	$13.63

Class B1
Net assets	$9,094
Shares outstanding	668
Net asset value and offering price per share	$13.61

Class C1
Net assets	$9,093
Shares outstanding	668
Net asset value and offering price per share	$13.61

Class I
Net assets	$9,110
Shares outstanding	668
Net asset value, offering price and redemption price per share	$13.64

Class 1
Net assets	$79,423,332
Shares outstanding	5,825,415
Net asset value, offering price and redemption price per share	$13.63

Class NAV
Net assets	$663,788,689
Shares outstanding	48,662,942
Net asset value, offering price and redemption price per share	$13.64

Maximum public offering price per share

Class A2 (net asset value per share ÷ 95%)	$14.35

1 Redemption price is equal to net asset value less any applicable contingent sales charges (Note 3).

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Optimized Value Fund | Semiannual report

16

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-29-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$8,689,581
Interest	356,299
Securities lending	74,124
Income from affiliated issuers	14,079
Less foreign taxes withheld	(48,878)

Total investment income	9,085,205

Expenses

Investment management fees (Note 3)	2,558,599
Distribution and service fees (Note 3)	23,824
Transfer agent fees (Note 3)	9
Fund administration fees (Note 3)	50,852
Audit and legal fees	19,332
Printing and postage fees (Note 3)	465
Custodian fees	49,096
Trustees’ fees (Note 4)	3,581
Registration and filing fees	8,049
Miscellaneous	2,970

Total expenses	2,716,777
Less expense reductions (Note 3)	(458)

Net expenses	2,716,319

Net investment income (loss)	6,368,886

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(72,796,258)
Foreign currency transactions	292

(72,795,966)
Change in net unrealized appreciation (depreciation) of
investments in unaffiliated issuers	(60,172,791)

(60,172,791)

Net realized and unrealized gain (loss)	(132,968,757)

Increase (decrease) in net assets from operations	($126,599,871)

1 Semiannual period from 9-1-07 to 2-29-08.

See notes to financial statements

Semiannual report | Optimized Value Fund

17

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

		Period
	Year	ended
	ended	2-29-08[1]
	8-31-07	(unaudited)

Increase (decrease) in net assets

From operations
Net investment income (loss)	$11,755,356	$6,368,886
Net realized gain (loss)	61,580,398	(72,795,966)
Change in net unrealized appreciation (depreciation)	(15,018,119)	(60,172,791)

Increase (decrease) in net assets resulting from operations	58,317,635	(126,599,871)

Distributions to shareholders
From net investment income
Class 1	(1,260,172)	(1,551,401)
Class NAV	(5,564,010)	(12,179,658)
From net realized gain
Class 1	(4,979,138)	(6,958,131)
Class NAV	(21,793,012)	(52,962,770)

Total distributions	(33,596,332)	(73,651,960)

From Fund share transactions (Note 6)	302,639,097	158,022,725

Total increase (decrease)	327,360,400	(42,229,106)

Net assets

Beginning of period	458,117,180	785,477,580

End of period	$785,477,580	$743,248,474

Undistributed net investment income (loss)	$9,223,883	$1,861,710

1 Semiannual period from 9-1-07 to 2-29-08.

See notes to financial statements

Optimized Value Fund | Semiannual report

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES

Period ended	2-29-08 [1,2]

Per share operating performance

Net asset value, beginning of period	14.83
Net investment income (loss)[3]	0.02
Net realized and unrealized
gain (loss) on investments	(1.22)
Total from investment operations	(1.20)
Net asset value, end of period	$13.63
Total return (%)	(8.95) [4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]
Ratio (as a percentage of average net assets):
Expenses before reductions	20.76 [7]
Expenses net of fee waivers, if any	1.29 [7]
Expenses net of all fee waivers and credits	1.29 [7]
Net investment income (loss)	0.87 [7]
Portfolio turnover (%)	72 [5]

1 Class A shares began operations on 1-2-08.

2 Semiannual period from 1-2-08 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Semiannual report | Optimized Value Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-29-08 [1,2]

Per share operating performance

Net asset value, beginning of period	14.83
Net investment income (loss)[3]	— [4]
Net realized and unrealized
gain (loss) on investments	(1.22)
Total from investment operations	(1.22)
Net asset value, end of period	$13.61
Total return (%)	(9.08) [5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]
Ratio (as a percentage of average net assets):
Expenses before reductions	5.79 [8]
Expenses net of fee waivers, if any	1.99 [8]
Expenses net of all fee waivers and credits	1.99 [8]
Net investment income (loss)	0.17 [8]
Portfolio turnover (%)	72 [6]

1 Class B shares began operations on 1-2-08.

2 Semiannual period from 1-2-08 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Optimized Value Fund | Semiannual report

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-29-08 [1,2]

Per share operating performance

Net asset value, beginning of period	14.83
Net investment income (loss)[3]	— [4]
Net realized and unrealized
gain (loss) on investments	(1.22)
Total from investment operations	(1.22)
Net asset value, end of period	$13.61
Total return (%)	(9.08) [5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]
Ratio (as a percentage of average net assets):
Expenses before reductions	5.79 [8]
Expenses net of fee waivers, if any	1.99 [8]
Expenses net of all fee waivers and credits	1.99 [8]
Net investment income (loss)	0.08 [8]
Portfolio turnover (%)	72 [6]

1 Class C shares began operations on 1-2-08.

2 Semiannual period from 1-2-08 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Optimized Value Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-29-08 [1,2]

Per share operating performance

Net asset value, beginning of period	14.83
Net investment income (loss)[3]	0.03
Net realized and unrealized
gain (loss) on investments	(1.22)
Total from investment operations	(1.19)
Net asset value, end of period	$13.64
Total return (%)	(8.88) [4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]
Ratio (as a percentage of average net assets):
Expenses before reductions	4.68 [7]
Expenses net of fee waivers, if any	0.84 [7]
Expenses net of all fee waivers and credits	0.84 [7]
Net investment income (loss)	1.31 [7]
Portfolio turnover (%)	72 [5]

1 Class I shares began operations on 1-2-08.

2 Semiannual period from 1-2-08 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Optimized Value Fund | Semiannual report

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06 [1]	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$14.09	$16.56	$17.55
Net investment income (loss)[3]	0.22	0.31	0.13
Net realized and unrealized
gain (loss) on investments	2.31	1.68	(2.56)
Total from investment operations	2.53	1.99	(2.43)
Less distributions
From net investment income	(0.06)	(0.20)	(0.27)
From net realized gain	— [4]	(0.80)	(1.22)
Total distributions	(0.06)	(1.00)	(1.49)
Net asset value, end of period	$16.56	$17.55	$13.63
Total return[5] (%)	17.98 [6]	12.12	(14.70) [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$96	$106	$79
Ratio (as a percentage of average net assets):
Expenses before reductions	0.79 [7]	0.74	0.73 [7]
Expenses net of fee waivers, if any	0.79 [7]	0.74	0.73 [7]
Expenses net of all fee waivers and credits	0.79 [7]	0.74	0.73 [7]
Net investment income (loss)	1.62	1.75	1.57 [7]
Portfolio turnover (%)	127 [6]	169	72 [6]

1 Class 1 shares began operations on 10-15-05.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Optimized Value Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	8-31-06 [1]	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$14.09	$16.56	$17.57
Net investment income (loss)[3]	0.24	0.32	0.13
Net realized and unrealized
gain (loss) on investments	2.29	1.69	(2.56)
Total from investment operations	2.53	2.01	(2.43)
Less distributions
From net investment income	(0.06)	(0.20)	(0.28)
From net realized gain	— [4]	(0.80)	(1.22)
Total distributions	(0.06)	(1.00)	(1.50)
Net asset value, end of period	$16.56	$17.57	$13.64
Total return[5] (%)	17.98 [6]	12.26	(14.69) [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$362	$680	$664
Ratio (as a percentage of average net assets):
Expenses before reductions	0.74 [7]	0.69	0.68 [7]
Expenses net of fee waivers, if any	0.74 [7]	0.69	0.68 [7]
Expenses net of all fee waivers and credits	0.74 [7]	0.69	0.68 [7]
Net investment income (loss)	1.73 [7]	1.81	1.62 [7]
Portfolio turnover (%)	127 [6]	169	72 [6]

1 Class NAV shares began operations on 10-15-05.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

Optimized Value Fund | Semiannual report

24

Notes to financial statements (unaudited)

1. Organization

John Hancock Optimized Value Fund (the Fund), formerly the Quantitative Value Fund, is a series of John Hancock Funds II (the Trust or JHF II). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 672, 668, 668 and 668 shares of beneficial interest of Class A, Class B, Class C and Class I on February 29, 2008.

Effective January 2, 2008, Class A, B, C and I, respectively, commenced operations.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization

Semiannual report | Optimized Value Fund

25

to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that the Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the investment in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Optimized Value Fund | Semiannual report

26

New accounting pronouncement

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Foreign currency transactions

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

The Fund may invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay the Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Security transactions and
related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash

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collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/ or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of fund securities of the Fund. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

At February 29, 2008, the Fund loaned securities having a market value of $16,206,227 and collateralized by securities in the amount of $16,530,352.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes , an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement

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recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $33,554,334 and long-term capital gain $41,998. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, is determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/ tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Book/tax differences are primarily attributable to derivative transactions, foreign currency transactions and investments in passive foreign investment companies.

3. Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.650% of the next $500,000,000 of the Fund’s aggregate daily net assets; and (c) 0.600% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and Optimized Value Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Distributors, LLC. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended February 29, 2008, were equivalent to an annual effective rate of 0.650% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.25% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.29% for Class A, 1.99% for Class B, 1.99% for Class C and 0.84% for Class I. Accordingly, the expense reductions related to this expense limitation amounted to $289, $56, $56 and $57 for Class A, Class B, Class C and Class I, respectively, for the six months ended February 29, 2008. This

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expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the six months ended February 29, 2008, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.05% of average daily net asset value of Class A, Class B, Class C and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the six months ended February 29, 2008, there were no net up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six months ended February 29, 2008, there were no CDSCs received by Distributor for Class B shares and for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class 1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C and Class 1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C and Class 1 shares, respectively, during the six months ended February 29, 2008.

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In January 2008, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the six months ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses had no reductions for transfer agent credits earned.

Class level expenses for the six months ended February 29, 2008, were as follows:

Share	Distribution and	Transfer	Printing and
class	service fee	agent fees	postage fees

Class A	$5	$3	$290
Class B	15	3	58
Class C	15	3	58
Class I	—	—	58
Class 1	23,789	—	1
Total	$23,824	$9	$465

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the six months ended February 29, 2008, there were no borrowings under the line of credit.

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6. Fund share transactions

Share activities for the Fund for the year ended August 31, 2007, and the period ended February 29, 2008, were as follows:

		Year ended 8-31-07	Period ended 2-29-08 [1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	672	$10,050
Net increase (decrease)	—	—	672	$10,050

Class B shares

Sold	—	—	668	$10,000
Net increase (decrease)	—	—	668	$10,000

Class C shares

Sold	—	—	668	$10,000
Net increase (decrease)	—	—	668	$10,000

Class I shares

Sold	—	—	668	$10,000
Net increase (decrease)	—	—	668	$10,000

Class 1 shares

Sold	891,205	$15,602,769	72,144	$1,093,725
Distributions reinvested	362,329	6,239,310	560,206	8,509,532
Repurchased	(1,020,359)	(18,082,760)	(825,777)	(12,764,523)
Net increase (decrease)	233,175	$3,759,319	(193,427)	($3,161,266)

Class NAV shares

Sold	15,653,371	$279,195,794	5,684,446	$96,115,400
Distributions reinvested	1,587,755	27,357,022	4,288,507	65,142,428
Repurchased	(418,062)	(7,673,038)	(8,073)	(113,887)
Net increase (decrease)	16,823,064	$298,879,778	9,964,880	$161,143,941

Net increase (decrease)	17,056,239	$302,639,097	9,774,129	$158,022,725

1Class A, Class B, Class C and Class I shares began operations on 1-2-08.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the six months ended February 29, 2008, aggregated $656,813,809 and $564,818,161, respectively.

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Special shareholder meeting (unaudited)

On January 8, 2008, a Special Meeting of the Shareholders of JHF II was held at 601 Congress Street, Boston, MA at 10 A.M., Eastern Time for the purpose of considering and voting upon the proposals listed below. The votes cast by Fund shareholders are set forth below:

Proposal 1. Election of the following six nominees as Trustees of JHF II:

	AFFIRMATIVE	WITHHOLD

Charles L. Bardelis	46,832,540	0
James R. Boyle	46,832,540	0
Peter S. Burgess	46,832,540	0
Elizabeth G. Cook	46,832,540	0
Hassell H. McClellan	46,832,540	0
James M. Oates	46,832,540	0

Proposal 2(a). Approval of Amendment to Declaration of Trust authorizing conversion of JHF II to another form of business entity: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 2(b). Approval of Reorganization of JHF II from a Massachusetts business trust to a Delaware limited liability company: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 3(a). Approval of Amendment to Advisory Agreement transferring non-advisory services to New Service Agreement with Adviser: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4. Approval of amended fundamental investment restrictions regarding:

Proposal 4(a). Concentration: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4(b). Diversification: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4(c). Borrowing: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4(d). Underwriting: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4(e). Real estate: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4(f). Commodities: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4(g). Loans: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

Proposal 4(h). Senior securities: 46,832,540 AFFIRMATIVE, 0 AGAINST and 0 ABSTAIN.

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Board Evaluation of Amendments to
Advisory Agreement

At its meeting on September 27–28, 2007, the Board, including all of the Independent Trustees, approved amendments to the Advisory Agreement with respect to each of the series or funds (the Funds) of JHF II, including the Fund, transferring to a new Service Agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement (the Amendment). This Amendment was subsequently also approved by shareholders of the Funds at a meeting of shareholders held on January 8, 2008.

The Board, including the Independent Trustees, is responsible for selecting JHF II’s investment adviser, approving the Adviser’s selection of Fund subadvisers and approving JHF II’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHF II’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHF II and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadviser;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with JHF II; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of JHF II’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of JHF II’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by such unaffiliated subadvisers from their relationship with JHF II, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

At its meeting on June 8, 2007, the Board approved the annual continuation of the Advisory Agreement with respect to each of the Funds and considered each of the factors listed above. A discussion of the basis of the Board’s approval of the Advisory Agreement and its consideration of such factors at that meeting is available in JHF II’s annual report to shareholders for the fiscal year ended August 31, 2007. This report was mailed to shareholders of JHF II on or about October 30, 2007. A copy of the report may be obtained by calling 1-800-225-5291 (TDD –1-800-554-6713) or by writing to JHF II at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Gordon M. Shone.

In approving the Amendment to the Advisory Agreement at its September 27–28, 2007 meeting, the Board determined that it was appropriate to rely upon its recent consideration at its June 8, 2007 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as

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its conclusions with respect to those factors). The Board noted that it had, at the June 8, 2007 meeting, concluded that each of these factors supported the continuation of the Advisory Agreement. The Board, at the September 27–28, 2007 meeting, revisited particular factors to the extent relevant to the Amendment. In particular, the Board noted the skill and competency of the Adviser in its past management of JHF II’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for JHF II and the Funds, including those who served as officers of JHF II, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Funds and concluded that the Adviser may reasonably be expected to perform its services ably under the Advisory Agreement as proposed to be amended.

Specific factors considered by the Board in approving the Amendment are as follows: The Board considered with respect to the Amendment and the new Service Agreement with the Adviser that the transfer to the Service Agreement of the non-advisory services currently performed by the Adviser under the Advisory Agreement would not result in any change in the level and quality of services provided to the Funds, would provide greater flexibility in that future changes to the non-advisory services arrangements for the Funds would no longer require the expense of obtaining shareholder approval and would not, without further Board approval, result in any material increase in the costs to the Funds of the Adviser’s provision of such services.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds.com/proxy	www. sec. gov

Trustees	Charles A. Rizzo	Principal distributor
James M. Oates, Chairman	Chief Financial Officer	John Hancock Funds, LLC
Charles L. Bardelis		601 Congress Street
James R. Boyle†	Gordon M. Shone	Boston, MA 02210-2805
Peter S. Burgess	Treasurer
Elizabeth G. Cook		Custodian
Hassell H. McClellan	John G. Vrysen	State Street Bank & Trust Co.
John D. Richardson,	Chief Operating Officer	2 Avenue de Lafayette
Trustee Emeritus†		Boston, MA 02111
†Non-Independent Trustee	Investment adviser
	John Hancock Investment	Transfer agent
Officers	Management Services, LLC	John Hancock Signature
Keith F. Hartstein	601 Congress Street	Services, Inc.
President and	Boston, MA 02210-2805	P. O. Box 9510
Chief Executive Officer		Portsmouth, NH 03802-9510
Subadviser
Thomas M. Kinzler	MFC Global Investment	Legal counsel
Secretary and Chief Legal Officer	Management (U. S. A.) Limited	Kirkpatrick & Lockhart
	200 Bloor Street East	Preston Gates Ellis LLP
Francis V. Knox, Jr.	Toronto, Ontario, Canada	One Lincoln Street
Chief Compliance Officer	M4W 1E5	Boston, MA 02111-2950

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

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1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery
www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Optimized Value Fund.	326SA	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock
MUTUAL FUNDS

John Hancock
Lifecycle Portfolios

Semiannual Report
2.29.08

John Hancock
Lifecycle 2045 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2045.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	43.0

International Large Cap	21.0

U. S. Mid Cap	12.0

U. S. Small Cap	9.0

International Small Cap	5.0

Natural Resources	3.0

Emerging Markets	2.0

Fixed Income	% of Total

Global Bond	1.0

High Yield Bond	1.0

Intermediate Bond	1.0

Multi-Sector Bond	1.0

Treasury Inflation-
Protected Securities	1.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2045 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –6.54%, –6.89%, –6.89%, –6.74%, –6.57%, –6.47%, –6.56%, –6.47%, –6.37% and –6.28%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 95% S&P 500 Index/5% Lehman Brothers U.S. Aggregate Index, returned –8.09% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks, the Portfolio outperformed its benchmark by a healthy margin. As expected, much of that outperformance was the result of both asset allocation and, to a lesser degree, manager selection. From an asset allocation perspective, exposure to international large-cap equities and global natural resources equities positively contributed to performance.

In the international large-cap category, International Opportunities (Marsico) was a significant positive contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With crude oil near $100 per barrel, gold over $800 per troy ounce and numerous other commodities enjoying bull runs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology.

Detracting from the Portfolio’s performance was domestic large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. In the domestic small-cap segment, Emerging Small Company (RCM) delivered disappointing results due to poor stock selection in consumer discretionary and in the banking segment of financials.

Lifecycle 2045 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2 [1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,367	10,367	10,401	10,434	10,468	10,447	10,481	10,516	10,527

With maximum sales charge	9,968	10,367	10,401	10,434	10,468	10,447	10,481	10,516	10,527

Index[2,3]	9,969	9,969	9,969	9,969	9,969	9,969	9,969	9,969	9,969

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008.

	Class A	Class B	Class C	Class R1	Class R1 [1]	Class R2[1]	Class R3[1]	Class R4 [1]	Class R5[1]	Class 1 [1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.46%	–0.24%	2.72%	2.98%	3.23%	3.47%	3.31%	3.57%	3.82%	3.91%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.43%, Class B — 2.11%, Class C — 2.13%, Class R — 1.89%, Class R1 — 1.68%, Class R2 —1.43%, Class R3 — 1.61%, Class R4 — 1.33%, Class R5 — 1.04%, Class 1 — 1.01% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.75%, Class B — 6.09%, Class C — 5.92%, Class R — 17.54%, Class R1 — 17.49%, Class R2 — 17.12%, Class R3 — 17.26%, Class R4 — 17.13%, Class R5 — 16.83%, Class 1 — 1.45% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 95% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 5% of the Lehman Brothers U.S. Aggregate Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2045 Portfolio

John Hancock
Lifecycle 2040 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2040.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	43.0

International Large Cap	21.0

U. S. Mid Cap	12.0

U. S. Small Cap	9.0

International Small Cap	5.0

Natural Resources	3.0

Emerging Markets	2.0

Fixed Income	% of Total

Global Bond	1.0

High Yield Bond	1.0

Intermediate Bond	1.0

Multi-Sector Bond	1.0

Treasury Inflation-
Protected Securities	1.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2040 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –6.54%, –6.90%, –6.90%, –6.75%, –6.57%, –6.48%, –6.66%, –6.47%, –6.38% and –6.38%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 95% S&P 500 Index/5% Lehman Brothers U.S. Aggregate Index, returned –8.09% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks, the Portfolio outperformed its benchmark by a healthy margin. As expected, much of that outperformance was the result of both asset allocation and, to a lesser degree, manager selection. From an asset allocation perspective, exposure to international large-cap equities and global natural resources equities positively contributed to performance.

In the international large-cap category, International Opportunities (Marsico) was a significant positive contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With crude oil near $100 per barrel, gold over $800 per troy ounce and numerous other commodities enjoying bull runs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology.

Detracting from the Portfolio’s performance was domestic large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. In the domestic small-cap segment, Emerging Small Company (RCM) delivered disappointing results due to poor stock selection in consumer discretionary and in the banking segment of financials.

Lifecycle 2040 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3 [1]	Class R4[1]	Class R5 [1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,367	10,367	10,402	10,435	10,469	10,437	10,482	10,516	10,517

With maximum sales charge	9,969	10,367	10,402	10,435	10,469	10,437	10,482	10,516	10,517

Index[2,3]	9,969	9,969	9,969	9,969	9,969	9,969	9,969	9,969	9,969

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.45%	–0.23%	2.73%	2.98%	3.23%	3.48%	3.24%	3.58%	3.83%	3.84%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.43%, Class B — 2.11%, Class C — 2.12%, Class R — 1.89%, Class R1 — 1.68%, Class R2 —1.44%, Class R3 — 1.61%, Class R4 — 1.33%, Class R5 — 1.04%, Class 1 — 1.01% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.96%, Class B — 5.98%, Class C — 6.12%, Class R — 17.59%, Class R1 — 17.42%, Class R2 — 15.52%, Class R3 — 16.40%, Class R4 — 17.04%, Class R5 — 16.52%, Class 1 — 1.43% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 95% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 5% of the Lehman Brothers U.S. Aggregate Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2040 Portfolio

John Hancock
Lifecycle 2035 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2035.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	43.0

International Large Cap	21.0

U. S. Mid Cap	12.0

U. S. Small Cap	9.0

International Small Cap	5.0

Natural Resources	3.0

Emerging Markets	2.0

Fixed Income	% of Total

Global Bond	1.0

High Yield Bond	1.0

Intermediate Bond	1.0

Multi-Sector Bond	1.0

Treasury Inflation-
Protected Securities	1.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2035 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –6.58%, –6.83%, –6.83%, –6.69%, –6.51%, –6.51%, –6.60%, –6.41%, –6.32% and –6.32%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 95% S&P 500 Index/5% Lehman Brothers U.S. Aggregate Index, returned –8.09% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks, the Portfolio outperformed its benchmark by a healthy margin. As expected, much of that outperformance was the result of both asset allocation and, to a lesser degree, manager selection. From an asset allocation perspective, exposure to international large-cap equities and global natural resources equities positively contributed to performance.

In the international large-cap category, International Opportunities (Marsico) was a significant positive contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With crude oil near $100 per barrel, gold over $800 per troy ounce and numerous other commodities enjoying bull runs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology.

Detracting from the Portfolio’s performance was domestic large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. In the domestic small-cap segment, Emerging Small Company (RCM) delivered disappointing results due to poor stock selection in consumer discretionary and in the banking segment of financials.

Lifecycle 2035 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2 [1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,368	10,368	10,402	10,435	10,458	10,437	10,482	10,516	10,517

With maximum sales charge	9,968	10,368	10,402	10,435	10,458	10,437	10,482	10,516	10,517

Index [2,3]	9,969	9,969	9,969	9,969	9,969	9,969	9,969	9,969	9,969

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.53%	–0.24%	2.73%	2.98%	3.23%	3.40%	3.24%	3.57%	3.83%	3.83%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.42%, Class B — 2.10%, Class C — 2.11%, Class R — 1.87%, Class R1 — 1.66%, Class R2 — 1.41%, Class R3 — 1.59%, Class R4 — 1.30%, Class R5 — 1.02%, Class 1 — 1.00% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.27%, Class B — 5.07%, Class C — 4.93%, Class R —17.28%, Class R1 — 17.09%, Class R2 — 16.49%, Class R3 — 17.02%, Class R4 — 16.72%, Class R5 — 15.88%, Class 1 — 1.25% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 95% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 5% of the Lehman Brothers U.S. Aggregate Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2035 Portfolio

John Hancock
Lifecycle 2030 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2030.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	43.0

International Large Cap	20.0

U. S. Mid Cap	12.0

U. S. Small Cap	9.0

International Small Cap	5.0

Natural Resources	3.0

Emerging Markets	2.0

Fixed Income	% of Total

High Yield Bond	2.0

Global Bond	1.0

Intermediate Bond	1.0

Multi-Sector Bond	1.0

Treasury Inflation-
Protected Securities	1.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2030 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –6.46%, –6.80%, –6.90%, –6.69%, –6.62%, –6.46%, –6.53%, –6.45%, –6.38% and –6.38%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 90% S&P 500 Index/10% Lehman Brothers U.S. Aggregate Index, returned –7.39% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks but a favorable climate for investment-grade bonds, the Portfolio outperformed its benchmark. As expected, much of that outperformance was the result of both asset allocation and, to a lesser degree, manager selection. From an asset allocation perspective, exposure to international large-cap equities and global natural resources equities positively contributed to performance.

In the international large-cap category, International Opportunities (Marsico) was a significant positive contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With crude oil near $100 per barrel, gold over $800 per troy ounce and numerous other commodities enjoying bull runs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology.

Detracting from the Portfolio’s performance was domestic large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. In the domestic small-cap segment, Emerging Small Company (RCM) delivered disappointing results due to poor stock selection in consumer discretionary and in the banking segment of financials. On the fixed income side, a small weighting in high yield bonds was a negative contributor to performance.

Lifecycle 2030 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index.

	Class B	Class C	Class R [1]	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5 [1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,311	10,301	10,333	10,364	10,405	10,376	10,418	10,449	10,451

With maximum sales charge	9,911	10,301	10,333	10,364	10,405	10,376	10,418	10,449	10,451

Index [2,3]	10,020	10,020	10,020	10,020	10,020	10,020	10,020	10,020	10,020

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.79%	–0.66%	2.24%	2.47%	2.70%	3.01%	2.79%	3.10%	3.34%	3.35%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.41%, Class B — 2.09%, Class C — 2.09%, Class R — 1.85%, Class R1 — 1.64%, Class R2 — 1.39%, Class R3 — 1.57%, Class R4 — 1.28%, Class R5 — 1.00%, Class 1 — 0.98% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.80%, Class B — 4.68%, Class C — 4.60%, Class R — 16.82%, Class R1 — 17.02%, Class R2 — 16.73%, Class R3 — 16.96%, Class R4 — 16.66%, Class R5 — 16.35%, Class 1 — 1.16% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 90% of the Standard & Poor’s 500 Index , an unmanaged index that includes 500 widely traded common stocks, and 10% of the Lehman Brothers U.S. Aggregate Index , an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2030 Portfolio

John Hancock
Lifecycle 2025 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2025.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	41.0

International Large Cap	18.0

U. S. Mid Cap	10.0

U. S. Small Cap	8.0

International Small Cap	5.0

Emerging Markets	2.0

Natural Resources	2.0

Real Estate	2.0

Fixed Income	% of Total

High Yield Bond	4.0

Intermediate Bond	3.0

Multi-Sector Bond	2.0

Treasury Inflation-
Protected Securities	2.0

Global Bond	1.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2025 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –5.94%, –6.46%, –6.46%, –6.34%, –6.19%, –6.03%, –6.18%, –6.02%, –5.95% and –5.95%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 90% S&P 500 Index/10% Lehman Brothers U.S. Aggregate Index, returned –7.39% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks but a favorable climate for investment-grade bonds, the Portfolio outperformed its benchmark. As expected, much of that outperformance was the result of both asset allocation and, to a lesser degree, manager selection. From an asset allocation perspective, exposure to international large-cap equities and global natural resources equities positively contributed to performance.

In the international large-cap category, International Opportunities (Marsico) was a significant positive contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With crude oil near $100 per barrel, gold over $800 per troy ounce and numerous other commodities enjoying bull runs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology.

Detracting from the Portfolio’s performance was domestic large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. In the domestic small-cap segment, Emerging Small Company (RCM) delivered disappointing results due to poor stock selection in consumer discretionary and in the banking segment of financials. On the fixed income side, an allocation to high yield bonds was a negative contributor.

Lifecycle 2025 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R [1]	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,283	10,283	10,314	10,345	10,386	10,357	10,399	10,431	10,432

With maximum sales charge	9,884	10,283	10,314	10,345	10,386	10,357	10,399	10,431	10,432

Index [2,3]	10,020	10,020	10,020	10,020	10,020	10,020	10,020	10,020	10,020

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.92%	–0.87%	2.10%	2.34%	2.57%	2.87%	2.65%	2.97%	3.20%	3.21%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.40%, Class B — 2.08%, Class C — 2.09%, Class R — 1.85%, Class R1 — 1.64%, Class R2 —1.39%, Class R3 — 1.58%, Class R4 — 1.29%, Class R5 — 1.00%, Class 1 — 0.97% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.02%, Class B — 4.59%, Class C — 4.58%, Class R — 17.08%, Class R1 — 16.91%, Class R2 — 16.47%, Class R3 — 15.20%, Class R4 — 16.54%, Class R5 — 16.11%, Class 1 — 1.08% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 90% of the Standard & Poor’s 500 Index , an unmanaged index that includes 500 widely traded common stocks, and 10% of the Lehman Brothers U.S. Aggregate Index , an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2025 Portfolio

John Hancock
Lifecycle 2020 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2020.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	42.0

International Large Cap	16.0

U. S. Mid Cap	7.0

International Small Cap	3.0

U. S. Small Cap	5.0

Natural Resources	2.0

Real Estate	2.0

Emerging Markets	2.0

Fixed Income	% of Total

High Yield Bond	7.0

Intermediate Bond	4.0

Multi-Sector Bond	4.0

Treasury Inflation-
Protected Securities	3.0

Global Bond	2.0

Bank Loan	1.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2020 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –5.04%, –5.46%, –5.37%, –5.26%, –5.19%, –4.94%, –5.10%, –4.94%, –4.87% and –4.78%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 80% S&P 500 Index/20% Lehman Brothers U.S. Aggregate Index, returned –5.98% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks but a favorable climate for investment-grade bonds, the Portfolio outperformed its benchmark. As expected, much of that outperformance was the result of both asset allocation and, to a lesser degree, manager selection. Within fixed income, exposure to Treasury Inflation Protected Securities (TIPS) also contributed to performance.

In the international large-cap category, International Opportunities (Marsico) was a significant positive contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With crude oil near $100 per barrel, gold over $800 per troy ounce and numerous other commodities enjoying bull runs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology. Within fixed income, a position in Real Return Bond (PIMCO) was beneficial. The fund invests in TIPS, which were popular with investors in a period of rising inflation.

Detracting from the Portfolio’s performance was domestic large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. In the domestic small-cap segment, Emerging Small Company (RCM) delivered disappointing results due to poor stock selection in consumer discretionary and in the banking segment of financials. In addition an allocation to High Income (MFC Global U.S.) detracted from performance, given the credit markets’ growing aversion to risk.

Lifecycle 2020 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R [1]	Class R1[1]	Class R2 [1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,327	10,337	10,358	10,389	10,430	10,401	10,443	10,475	10,486

With maximum sales charge	9,927	10,337	10,358	10,389	10,430	10,401	10,443	10,475	10,486

Index[2,3]	10,129	10,129	10,129	10,129	10,129	10,129	10,129	10,129	10,129

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2 [1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1 [1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.68%	–0.55%	2.50%	2.66%	2.89%	3.19%	2.98%	3.29%	3.52%	3.61%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.39%, Class B — 2.07%, Class C — 2.07%, Class R — 1.83%, Class R1 — 1.62%, Class R2 — 1.37%, Class R3 —1.55%, Class R4 — 1.27%, Class R5 — 0.98%, Class 1 — 0.95% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.34%, Class B — 4.04%, Class C — 4.27%, Class R — 17.00%, Class R1 — 16.89%, Class R2 —15.98%, Class R3 — 16.33%, Class R4 — 16.50%, Class R5 — 8.97%, Class 1 — 1.07% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 80% of the Standard & Poor’s 500 Index , an unmanaged index that includes 500 widely traded common stocks, and 20% of the Lehman Brothers U.S. Aggregate Index , an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2020 Portfolio

John Hancock
Lifecycle 2015 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2015.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	38.0

International Large Cap	11.0

U. S. Mid Cap	5.0

Real Estate	4.0

International Small Cap	3.0

U. S. Small Cap	3.0

Emerging Markets	2.0

Natural Resources	2.0

Fixed Income	% of Total

High Yield Bond	11.0

Intermediate Bond	7.0

Multi-Sector Bond	6.0

Global Bond	3.0

Treasury Inflation-
Protected Securities	3.0

Bank Loan	2.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2015 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –3.89%, –4.22%, –4.32%, –4.10%, –3.95%, –3.88%, –3.95%, –3.79%, –3.73% and –3.72%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 70% S&P 500 Index/30% Lehman Brothers U.S. Aggregate Index, returned –4.55% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks but a favorable climate for investment-grade bonds, the Portfolio outperformed its benchmark. As expected, much of that outperformance was the result of both asset allocation and, to a lesser degree, manager selection. Within fixed income, exposure to Treasury Inflation Protected Securities (TIPS) and global bonds also contributed positively to performance.

In the international large-cap category, International Opportunities (Marsico) was a significant contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With a number of commodities at or near all-time highs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology. Within fixed income, a position in Real Return Bond (PIMCO), which invests in TIPS, was beneficial. Global Bond (PIMCO) provided a further boost to returns, benefiting from the high credit quality of its investments and a weak U.S. dollar.

Detracting from the Portfolio’s performance was domestic large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. In the domestic small-cap segment, Emerging Small Company (RCM) delivered disappointing results due to poor stock selection in consumer discretionary and in the banking segment of financials. In addition an allocation to High Income (MFC Global U.S.) detracted from performance given the credit markets’ growing aversion to risk.

Lifecycle 2015 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R [1]	Class R1 [1]	Class R2 [1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1 [1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,319	10,309	10,350	10,381	10,412	10,383	10,425	10,456	10,467

With maximum sales charge	9,919	10,309	10,350	10,381	10,412	10,383	10,425	10,456	10,467

Index [2,3]	10,237	10,237	10,237	10,237	10,237	10,237	10,237	10,237	10,237

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2 [1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1 [1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.81%	–0.60%	2.30%	2.60%	2.83%	3.06%	2.84%	3.15%	3.39%	3.47%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.40%, Class B — 2.09%, Class C — 2.09%, Class R — 1.85%, Class R1 — 1.64%, Class R2 — 1.39%, Class R3 — 1.57%, Class R4 — 1.29%, Class R5 — 1.00%, Class 1 — 0.97% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.96%, Class B — 4.05%, Class C — 4.78%, Class R — 17.40%, Class R1 — 17.24%, Class R2 — 16.08%, Class R3 — 17.15%, Class R4 — 16.85%, Class R5 — 16.54%, Class 1 — 1.13% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 70% of the Standard & Poor’s 500 Index , an unmanaged index that includes 500 widely traded common stocks, and 30% of the Lehman Brothers U.S. Aggregate Index , an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2015 Portfolio

John Hancock
Lifecycle 2010 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2010.

Asset Allocation[1]

Equity	% of Total

U. S. Large Cap	33.0

International Large Cap	9.0

Real Estate	5.0

International Small Cap	2.0

Natural Resources	2.0

U. S. Mid Cap	2.0

U. S. Small Cap	2.0

Emerging Markets	2.0

Fixed Income	% of Total

High Yield Bond	13.0

Intermediate Bond	12.0

Multi-Sector Bond	9.0

Treasury Inflation-
Protected Securities	4.0

Global Bond	3.0

Bank Loan	2.0

1 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle 2010 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –2.85%, –3.18%, –3.28%, –3.07%, –2.91%, –2.85%, –3.00%, –2.84%, –2.69% and –2.69%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 60% S&P 500 Index/40% Lehman Brothers U.S. Aggregate Index, returned –3.12% over the same period.

Strong relative results in a weak environment

In a weak environment for stocks but a favorable climate for investment-grade bonds, most of the Portfolio’s share classes outperformed the benchmark. Positive factors included investments in international large-cap equities, global natural resources equities, Treasury Inflation Protected Securities (TIPS) and global bonds. Negative contributors included select large-cap funds, exposure to high yield bonds and global real estate equities.

In the international large-cap category, International Opportunities (Marsico) was a significant positive contributor, managing a small gain in a period where most of its peers were saddled with losses. The fund benefited from favorable security selection in energy and materials, along with underweightings in U.K. equities and in global financials, which were relatively weak. The Portfolio also got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With a number of commodities at or near all-time highs, it was a good time to be invested in the natural resources sector. Further aiding performance was a fund in the domestic large-cap value sector, Value & Restructuring (UST), which was helped by an overweighting in energy and by solid stock picking in information technology. In fixed income, a position in Real Return Bond (PIMCO) was beneficial. The fund invests in TIPS, which were popular with investors in a period of rising inflation. Global Bond (PIMCO) provided a further boost to returns, benefiting from the high credit quality of its investments and a weak U.S. dollar.

An allocation to high yield bonds, including High Income (MFC Global, U.S.) hurt performance, given the credit market’s growing aversion to risk. Performance was also negatively impacted by large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. Additionally, the Portfolio’s exposure to Global Real Estate (Deutsche) detracted, given a difficult environment for real estate during the period.

Lifecycle 2010 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1 [1]	Class R2 [1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,298	10,298	10,329	10,359	10,390	10,361	10,403	10,445	10,445

With maximum sales charge	9,898	10,298	10,329	10,359	10,390	10,361	10,403	10,445	10,445

Index [2,3]	10,342	10,342	10,342	10,342	10,342	10,342	10,342	10,342	10,342

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2 [1]	Class R3 [1]	Class R4[1]	Class R5[1]	Class 1 [1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.97%	–0.76%	2.21%	2.44%	2.67%	2.90%	2.68%	2.99%	3.30%	3.31%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.38%, Class B — 2.05%, Class C — 2.07%, Class R — 1.84%, Class R1 — 1.62%, Class R2 — 1.37%, Class R3 — 1.55%, Class R4 — 1.27%, Class R5 — 0.98%, Class 1 — 0.95% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.20%, Class B — 5.88%, Class C — 4.95%, Class R — 17.87%, Class R1 — 17.64%, Class R2 — 17.37%, Class R3 — 17.56%, Class R4 — 17.26%, Class R5 — 16.95%, Class 1 — 1.31% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 60% of the Standard & Poor’s 500 Index , an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers U.S. Aggregate Index , an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle 2010 Portfolio

John Hancock
Lifecycle Retirement Portfolio

Goal and strategy

The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management. To pursue this goal, the Portfolio, which is a fund of funds, may invest in various funds of the John Hancock Funds complex or underlying funds that as a group hold a wide variety of equity and fixed-income securities.

Asset Allocation[2]

Equity	% of Total

U. S. Large Cap	19.0

Real Estate	8.0

International Large Cap	4.0

Commodities	3.0

U. S. Mid Cap	3.0

Emerging Markets	3.0

International Small Cap	2.0

Natural Resources	2.0

U. S. Small Cap	2.0

Fixed Income	% of Total

High Yield Bond	15.0

Intermediate Bond	11.0

Short-term Securities	10.0

Treasury Inflation-
Protected Securities	9.0

Multi-Sector Bond	7.0

Global Bond	2.0

2 As a percentage of net assets on February 29, 2008.

Performance review

For the six months ended February 29, 2008, the Lifecycle Retirement Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –1.55%, –1.89%, –1.90%, –1.71%, –1.59%, –1.37%, –1.49%, –1.46%, –1.24% and –1.24%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –8.79%, the Lehman Brothers U.S. Aggregate Index returned 5.67% and the Portfolio’s blended benchmark, 50% S&P 500 Index/50% Lehman Brothers U.S. Aggregate Index, returned –1.68% over the same period. Recognizing that investors in this Portfolio are typically in or near retirement, one of the key objectives of the Portfolio’s strategy is to generate solid inflation-adjusted returns over the long term (approximately 30 years) while attempting to minimize downside risk during any 12-month period. As another performance measurement, the Consumer Price Index (CPI) plus 4.5% equaled 4.05% in this period.1

Strong relative results in a weak environment

In a weak environment for stocks but a favorable climate for investment-grade bonds, the Portfolio performed about in line with its benchmark. From an asset allocation perspective, our exposure to Treasury Inflation Protected Securities (TIPS), global bonds and global natural resources equities positively contributed to performance. Detracting from performance were allocations to high yield bonds and global real estate equities and allocations to small and mid-cap equities.

The Portfolio got a boost from Natural Resources (Wellington), which turned in a double-digit gain during the period. With various commodities at or near all-time highs, it was a good time to be invested in the natural resources sector. Within fixed income, a position in Real Return Bond (PIMCO) was beneficial. The fund invests in TIPS, which were popular with investors in a period of rising inflation. Total Return (PIMCO) provided a further boost to returns, benefiting from the high credit quality of its bonds and a weak U.S. dollar.

The allocation to high yield bonds, including High Income (MFC Global, U.S.) hurt performance, given the credit markets growing aversion to risk. Performance was also negatively impacted by large-blend fund Core Equity (Legg Mason). Unfavorable picks in the consumer discretionary, telecommunication services and financials sectors hampered this fund. Additionally, the Portfolio’s exposure to Global Real Estate (Deutsche) detracted, given a difficult environment for real estate during the period.

1 CPI-U, seasonally adjusted

Lifecycle Retirement Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,347	10,347	10,375	10,405	10,446	10,420	10,452	10,495	10,497

With maximum sales charge	9,953	10,347	10,375	10,405	10,446	10,420	10,452	10,495	10,497

Index [2,3]	10,446	10,446	10,446	10,446	10,446	10,446	10,446	10,446	10,446

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 29, 2008

	Class A	Class B	Class C	Class R1	Class R1 [1]	Class R2 [1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.54%	–0.35%	2.58%	2.78%	3.01%	3.31%	3.12%	3.36%	3.67%	3.69%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.38%, Class B — 2.06%, Class C — 2.08%, Class R — 1.82%, Class R1 — 1.61%, Class R2 — 1.36%, Class R3 — 1.54%, Class R4 — 1.25%, Class R5 — 0.97%, Class 1 — 0.95% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.94%, Class B — 3.87%, Class C — 3.29%, Class R — 17.02%, Class R1 — 16.79%, Class R2 — 16.47%, Class R3 — 16.71%, Class R4 — 16.41%, Class R5 — 16.11%, Class 1 — 1.08% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 50% of the Standard & Poor’s 500 Index , an unmanaged index that includes 500 widely traded common stocks, and 50% of the Lehman Brothers U.S. Aggregate Index , an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report | Lifecycle Retirement Portfolio

Your expenses

As a shareholder of John Hancock Funds II Lifecycle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007, through February 29, 2008).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Lifecycle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-07	2-29-08	9-1-07–2-29-08	Expense Ratio[2,3]
Lifecycle 2045 Portfolio

Class A	Actual	$1,000.00	$934.60	$3.17	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.58	3.32	0.66%

Class B	Actual	1,000.00	931.10	6.53	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.82	1.36%

Class C	Actual	1,000.00	931.10	6.58	1.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.05	6.87	1.37%

Class R	Actual	1,000.00	932.60	5.05	1.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.64	5.27	1.05%

Class R1	Actual	1,000.00	934.30	3.85	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%

Class R2	Actual	1,000.00	935.30	2.65	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.13	2.77	0.55%

Class R3	Actual	1,000.00	934.40	3.70	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.03	3.87	0.77%

Class R4	Actual	1,000.00	935.30	2.41	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.38	2.51	0.50%

Class R5	Actual	1,000.00	936.30	1.11	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.72	1.16	0.23%

Class 1	Actual	1,000.00	937.20	0.96	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.87	1.01	0.20%
Lifecycle 2040 Portfolio

Class A	Actual	$1,000.00	$934.60	$3.17	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.58	3.32	0.66%

Class B	Actual	1,000.00	931.00	6.53	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.82	1.36%

Class C	Actual	1,000.00	931.00	6.58	1.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.05	6.87	1.37%

Class R	Actual	1,000.00	932.50	5.05	1.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.64	5.27	1.05%

Class R1	Actual	1,000.00	934.30	3.85	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%

Class R2	Actual	1,000.00	935.20	2.65	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.13	2.77	0.55%

Class R3	Actual	1,000.00	933.40	3.65	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.82	0.76%

Class R4	Actual	1,000.00	935.30	2.41	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.38	2.51	0.50%

Class R5	Actual	1,000.00	936.20	1.11	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.72	1.16	0.23%

Class 1	Actual	1,000.00	936.20	0.96	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.87	1.01	0.20%

Semiannual report | Lifecycle Portfolios

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-07	2-29-08	9-1-07–2-29-08	Expense Ratio[2,3]
Lifecycle 2035 Portfolio

Class A	Actual	$1,000.00	$934.20	$3.13	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.63	3.27	0.65%

Class B	Actual	1,000.00	931.70	6.48	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.15	6.77	1.35%

Class C	Actual	1,000.00	931.70	6.48	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.15	6.77	1.35%

Class R	Actual	1,000.00	933.10	5.00	1.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.69	5.22	1.04%

Class R1	Actual	1,000.00	934.90	3.75	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.92	0.78%

Class R2	Actual	1,000.00	934.90	2.69	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.08	2.82	0.56%

Class R3	Actual	1,000.00	934.00	3.61	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.13	3.77	0.75%

Class R4	Actual	1,000.00	935.90	2.31	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.48	2.41	0.48%

Class R5	Actual	1,000.00	936.80	1.06	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.77	1.11	0.22%

Class 1	Actual	1,000.00	936.80	0.91	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.92	0.96	0.19%
Lifecycle 2030 Portfolio

Class A	Actual	$1,000.00	$935.40	$3.03	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.73	3.17	0.63%

Class B	Actual	1,000.00	932.00	6.39	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.25	6.67	1.33%

Class C	Actual	1,000.00	931.00	6.39	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.25	6.67	1.33%

Class R	Actual	1,000.00	933.10	4.90	1.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.79	5.12	1.02%

Class R1	Actual	1,000.00	933.80	3.75	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.92	0.78%

Class R2	Actual	1,000.00	935.40	2.55	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.23	2.66	0.53%

Class R3	Actual	1,000.00	934.70	3.51	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.23	3.67	0.73%

Class R4	Actual	1,000.00	935.50	2.21	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.58	2.31	0.46%

Class R5	Actual	1,000.00	936.20	0.96	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.87	1.01	0.20%

Class 1	Actual	1,000.00	936.20	0.87	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.97	0.91	0.18%

Lifecycle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-07	2-29-08	9-1-07–2-29-08	Expense Ratio[2,3]
Lifecycle 2025 Portfolio

Class A	Actual	$1,000.00	$940.60	$2.99	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.78	3.12	0.62%

Class B	Actual	1,000.00	935.40	6.35	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.62	1.32%

Class C	Actual	1,000.00	935.40	6.35	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.62	1.32%

Class R	Actual	1,000.00	936.60	4.82	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	5.02	1.00%

Class R1	Actual	1,000.00	938.10	3.66	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.82	0.76%

Class R2	Actual	1,000.00	939.70	2.36	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.43	2.46	0.49%

Class R3	Actual	1,000.00	934.70	3.51	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.23	3.67	0.73%

Class R4	Actual	1,000.00	935.50	2.17	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.63	2.26	0.45%

Class R5	Actual	1,000.00	936.20	0.91	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.92	0.96	0.19%

Class 1	Actual	1,000.00	940.50	0.77	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.07	0.81	0.16%
Lifecycle 2020 Portfolio

Class A	Actual	$1,000.00	$949.60	$3.01	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.78	3.12	0.62%

Class B	Actual	1,000.00	945.40	6.38	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.62	1.32%

Class C	Actual	1,000.00	946.30	6.39	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.62	1.32%

Class R	Actual	1,000.00	947.40	4.94	1.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.79	5.12	1.02%

Class R1	Actual	1,000.00	948.10	3.63	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.13	3.77	0.75%

Class R2	Actual	1,000.00	950.60	2.62	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.18	2.72	0.54%

Class R3	Actual	1,000.00	938.20	3.47	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.28	3.62	0.72%

Class R4	Actual	1,000.00	939.80	2.17	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.63	2.26	0.45%

Class R5	Actual	1,000.00	940.50	0.87	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.97	0.91	0.18%

Class 1	Actual	1,000.00	952.20	0.78	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.07	0.81	0.16%

Semiannual report | Lifecycle Portfolios

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-07	2-29-08	9-1-07–2-29-08	Expense Ratio[2,3]
Lifecycle 2015 Portfolio

Class A	Actual	$1,000.00	$961.10	$3.07	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.73	3.17	0.63%

Class B	Actual	1,000.00	957.80	6.47	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.25	6.67	1.33%

Class C	Actual	1,000.00	956.80	6.47	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.25	6.67	1.33%

Class R	Actual	1,000.00	959.00	4.92	1.01%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.84	5.07	1.01%

Class R1	Actual	1,000.00	960.50	3.80	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.92	0.78%

Class R2	Actual	1,000.00	961.20	2.58	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.23	2.66	0.53%

Class R3	Actual	1,000.00	960.50	3.56	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.23	3.67	0.73%

Class R4	Actual	1,000.00	962.10	2.24	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.58	2.31	0.46%

Class R5	Actual	1,000.00	962.70	0.98	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.87	1.01	0.20%

Class 1	Actual	1,000.00	962.80	0.83	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.02	0.86	0.17%
Lifecycle 2010 Portfolio

Class A	Actual	$1,000.00	$971.50	$3.24	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.58	3.32	0.66%

Class B	Actual	1,000.00	968.20	6.66	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.82	1.36%

Class C	Actual	1,000.00	967.20	6.60	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.15	6.77	1.35%

Class R	Actual	1,000.00	959.00	5.07	1.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.69	5.22	1.04%

Class R1	Actual	1,000.00	960.50	3.85	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.97	0.79%

Class R2	Actual	1,000.00	961.20	3.07	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.73	3.17	0.63%

Class R3	Actual	1,000.00	970.00	3.72	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.82	0.76%

Class R4	Actual	1,000.00	971.60	2.40	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.43	2.46	0.49%

Class R5	Actual	1,000.00	973.10	1.13	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.72	1.16	0.23%

Class 1	Actual	1,000.00	973.10	0.98	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.87	1.01	0.20%

Lifecycle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-07	2-29-08	9-1-07–2-29-08	Expense Ratio[2,3]
Lifecycle Retirement Portfolio

Class A	Actual	$1,000.00	$984.50	$3.31	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.53	3.37	0.67%

Class B	Actual	1,000.00	981.10	6.75	1.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.05	6.87	1.37%

Class C	Actual	1,000.00	981.00	6.75	1.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.05	6.87	1.37%

Class R	Actual	1,000.00	982.90	5.18	1.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.64	5.27	1.05%

Class R1	Actual	1,000.00	984.10	3.95	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%

Class R2	Actual	1,000.00	986.30	2.82	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.03	2.87	0.57%

Class R3	Actual	1,000.00	985.10	3.85	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.92	0.78%

Class R4	Actual	1,000.00	985.40	2.52	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.33	2.56	0.51%

Class R5	Actual	1,000.00	987.60	1.19	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.67	1.21	0.24%

Class 1	Actual	1,000.00	987.60	1.09	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.77	1.11	0.22%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).

2 Lifecycle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds.

3 The annualized weighted average expense ratio of the underlying funds reflects the indirect expense impact to the fund from its investment in the underlying funds, based on the actual expense ratio of each underlying fund weighted for the fund’s relative average investment therein are as follows:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010	Retirement
2/29/08	0.75%	0.75%	0.75%	0.75%	0.73%	0.72%	0.72%	0.70%	0.62%

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Investment companies

Underlying Funds’ Investment Manager

BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Davis Advisors	(Davis)

Declaration Management	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Franklin Templeton®	(Templeton)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Jennison Associates LLC	(Jennison)

Legg Mason Funds Management, Inc	(Legg Mason)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S. A.)
(U. S. A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U. S.), LLC

Pacific Investment Management Company	(PIMCO)

RCM Capital Management, Inc.	(RCM)

RiverSource Investments, LLC	(RiverSource)

SSgA Funds Management, Inc.	(SSgA)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

UST Advisers, Inc.	(UST)

Van Kampen	(Van Kampen)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifecycle 2045 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.96%

John Hancock Fund 0.99%

Small Cap Intrinsic Value (MFC Global U. S.) (c)(f)	42,952	$585,869

John Hancock Funds II 95.98%

Blue Chip Growth (T. Rowe Price) (f)	155,849	2,954,892

Capital Appreciation (Jennison) (f)	232,089	2,374,269

Core Equity (Legg Mason) (f)	140,427	1,773,593

Emerging Markets Value (DFA) (f)	106,073	1,180,593

Emerging Small Company (RCM) (f)	78,895	2,068,617

Fundamental Value (Davis) (f)	110,579	1,786,964

Global Bond (PIMCO) (f)	38,390	616,545

High Yield (WAMCO) (f)	65,133	597,922

Index 500 (MFC Global U. S. A.) (c)(f)	1,309,591	12,755,414

International Equity Index (SSgA) (f)	343,030	7,117,878

International Opportunities (Marsico) (f)	102,951	1,773,852

International Small Cap (Templeton) (f)	85,622	1,495,824

International Small Company (DFA) (f)	154,289	1,484,260

International Value (Templeton) (f)	103,900	1,772,535

Large Cap Value (BlackRock) (f)	77,306	1,787,308

Mid Cap Index (MFC Global U. S. A.) (c)(f)	167,481	2,957,717

Mid Cap Stock (Wellington) (f)	138,075	2,365,227

Mid Cap Value Equity (RiverSource) (f)	57,050	585,332

Natural Resources (Wellington) (f)	46,448	1,793,830

Real Return Bond (PIMCO) (f)	42,668	617,407

Small Cap Index (MFC Global U. S. A.) (c)(f)	123,403	1,474,672

Small Company Value (T. Rowe Price) (f)	65,297	1,475,720

Strategic Bond (WAMCO) (f)	53,270	601,955

Total Bond Market (Declaration) (c)(f)	59,037	609,258

Value & Restructuring (UST) (f)	142,477	1,763,861

Value (Van Kampen) (f)	121,117	1,178,467

		56,963,912
John Hancock Funds III 2.99%

International Core (GMO) (f)	45,220	1,773,096

Total investment companies
(Cost $64,290,901)		$59,322,877

Total investments
(Cost $64,290,901)† 99.96%		$59,322,877

Other assets in excess of liabilities 0.04%		22,684

Total net assets 100.00%		$59,345,561

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Lifecycle 2040 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.97%

John Hancock Funds 0.99%

Small Cap Intrinsic Value (MFC Global U. S.) (c)(f)	51,486	$702,272

John Hancock Funds II 95.99%

Blue Chip Growth (T. Rowe Price) (f)	187,244	3,550,140

Capital Appreciation (Jennison) (f)	276,826	2,831,928

Core Equity (Legg Mason) (f)	167,678	2,117,777

Emerging Markets Value (DFA) (f)	126,842	1,411,748

Emerging Small Company (RCM) (f)	94,348	2,473,808

Fundamental Value (Davis) (f)	131,188	2,120,004

Global Bond (PIMCO) (f)	45,934	737,707

High Yield (WAMCO) (f)	77,874	714,884

Index 500 (MFC Global U. S. A.) (c)(f)	1,564,584	15,239,048

International Equity Index (SSgA) (f)	409,760	8,502,517

International Opportunities (Marsico) (f)	123,064	2,120,389

International Small Cap (Templeton) (f)	102,265	1,786,572

International Small Company (DFA) (f)	184,539	1,775,266

International Value (Templeton) (f)	124,271	2,120,060

Large Cap Value (BlackRock) (f)	91,800	2,122,413

Mid Cap Index (MFC Global U. S. A.) (c)(f)	200,102	3,533,797

Mid Cap Stock (Wellington) (f)	165,094	2,828,059

Mid Cap Value Equity (RiverSource) (f)	68,414	701,931

Natural Resources (Wellington) (f)	55,376	2,138,609

Real Return Bond (PIMCO) (f)	50,980	737,676

Small Cap Index (MFC Global U. S. A.) (c)(f)	147,495	1,762,566

Small Company Value (T. Rowe Price) (f)	78,085	1,764,732

Strategic Bond (WAMCO) (f)	63,665	719,410

Total Bond Market (Declaration) (c)(f)	70,518	727,749

Value & Restructuring (UST) (f)	170,853	2,115,162

Value (Van Kampen) (f)	144,938	1,410,250

		68,064,202
John Hancock Funds III 2.99%

International Core (GMO) (f)	54,077	2,120,353

Total investment companies
(Cost $76,609,290)		$70,886,827

Total investments
(Cost $76,609,290)† 99.97%		$70,886,827

Other assets in excess of liabilities 0.03%		23,463

Total net assets 100.00%		$70,910,290

Percentages are stated as a percent of net assets.

Lifecycle 2035 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.98%

John Hancock Funds 0.99%

Small Cap Intrinsic Value (MFC Global U. S.) (c)(f)	77,098	$1,051,615

John Hancock Funds II 96.00%

Blue Chip Growth (T. Rowe Price) (f)	279,916	5,307,204

Capital Appreciation (Jennison) (f)	414,641	4,241,778

Core Equity (Legg Mason) (f)	251,679	3,178,702

Emerging Markets Value (DFA) (f)	190,065	2,115,428

Emerging Small Company (RCM) (f)	141,057	3,698,511

Fundamental Value (Davis) (f)	197,268	3,187,857

Global Bond (PIMCO) (f)	68,268	1,096,376

High Yield (WAMCO) (f)	115,322	1,058,653

Index 500 (MFC Global U. S. A.) (c)(f)	2,344,199	22,832,503

International Equity Index (SSgA) (f)	612,502	12,709,408

International Opportunities (Marsico) (f)	184,020	3,170,663

International Small Cap (Templeton) (f)	152,117	2,657,489

International Small Company (DFA) (f)	274,631	2,641,951

International Value (Templeton) (f)	185,795	3,169,669

Large Cap Value (BlackRock) (f)	138,427	3,200,427

Mid Cap Index (MFC Global U. S. A.) (c)(f)	299,208	5,284,005

Mid Cap Stock (Wellington) (f)	246,875	4,228,960

Mid Cap Value Equity (RiverSource) (f)	102,481	1,051,452

Natural Resources (Wellington) (f)	81,978	3,165,986

Real Return Bond (PIMCO) (f)	75,538	1,093,031

Small Cap Index (MFC Global U. S. A.) (c)(f)	220,655	2,636,824

Small Company Value (T. Rowe Price) (f)	116,849	2,640,793

Strategic Bond (WAMCO) (f)	94,186	1,064,302

Total Bond Market (Declaration) (c)(f)	104,233	1,075,689

Value & Restructuring (UST) (f)	255,144	3,158,680

Value (Van Kampen) (f)	216,809	2,109,551

		101,775,892
John Hancock Funds III 2.99%

International Core (GMO) (f)	80,854	3,170,266

Total investment companies
(Cost $114,853,614)		$105,997,773

Total investments
(Cost $114,853,614)† 99.98%		$105,997,773

Other assets in excess of liabilities 0.02%		22,923

Total net assets 100.00%		$106,020,696

Percentages are stated as a percent of net assets.

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Lifecycle 2030 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.98%

John Hancock Funds 0.98%

Small Cap Intrinsic Value (MFC Global U. S.) (c)(f)	100,063	$1,364,854

John Hancock Funds II 96.02%

Blue Chip Growth (T. Rowe Price) (f)	386,370	7,325,585

Capital Appreciation (Jennison) (f)	542,360	5,548,346

Core Equity (Legg Mason) (f)	328,197	4,145,124

Emerging Markets Value (DFA) (f)	248,490	2,765,697

Emerging Small Company (RCM) (f)	184,711	4,843,117

Fundamental Value (Davis) (f)	256,706	4,148,375

Global Bond (PIMCO) (f)	89,798	1,442,154

High Yield (WAMCO) (f)	305,099	2,800,808

Index 500 (MFC Global U. S. A.) (c)(f)	3,072,106	29,922,314

International Equity Index (SSgA) (f)	736,734	15,287,235

International Opportunities (Marsico) (f)	240,814	4,149,225

International Small Cap (Templeton) (f)	160,067	2,796,378

International Small Company (DFA) (f)	434,199	4,176,992

International Value (Templeton) (f)	243,184	4,148,722

Large Cap Value (BlackRock) (f)	179,426	4,148,330

Mid Cap Index (MFC Global U. S. A.) (c)(f)	391,970	6,922,185

Mid Cap Stock (Wellington) (f)	323,396	5,539,775

Mid Cap Value Equity (RiverSource) (f)	132,987	1,364,450

Natural Resources (Wellington) (f)	108,152	4,176,842

Real Return Bond (PIMCO) (f)	99,381	1,438,039

Small Cap Index (MFC Global U. S. A.) (c)(f)	288,223	3,444,262

Small Company Value (T. Rowe Price) (f)	152,778	3,452,777

Strategic Bond (WAMCO) (f)	123,967	1,400,822

Total Bond Market (Declaration) (c)(f)	137,384	1,417,799

Value & Restructuring (UST) (f)	335,041	4,147,805

Value (Van Kampen) (f)	283,278	2,756,293

		133,709,451
John Hancock Funds III 2.98%

International Core (GMO) (f)	105,825	4,149,392

Total investment companies
(Cost $151,432,238)		$139,223,697

Total investments
(Cost $151,432,238)† 99.98%		$139,223,697

Other assets in excess of liabilities 0.02%		25,958

Total net assets 100.00%		$139,249,655

Percentages are stated as a percent of net assets.

Lifecycle 2025 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.98%

John Hancock Funds 0.99%

Small Cap Intrinsic Value (MFC Global U. S.) (c)(f)	132,351	$1,805,264

John Hancock Funds II 96.01%

Blue Chip Growth (T. Rowe Price) (f)	383,236	7,266,156

Capital Appreciation (Jennison) (f)	712,253	7,286,348

Core Equity (Legg Mason) (f)	430,741	5,440,255

Emerging Markets Value (DFA) (f)	325,170	3,619,138

Emerging Small Company (RCM) (f)	207,569	5,442,464

Fundamental Value (Davis) (f)	336,765	5,442,118

Global Bond (PIMCO) (f)	118,277	1,899,531

Global Real Estate (Deutsche) (f)	202,670	1,797,686

High Income (MFC Global U. S.) (c)(f)	207,422	1,819,091

High Yield (WAMCO) (f)	402,709	3,696,870

Index 500 (MFC Global U. S. A.) (c)(f)	4,210,270	41,008,028

International Equity Index (SSgA) (f)	965,647	20,037,172

International Opportunities (Marsico) (f)	210,037	3,618,942

International Small Cap (Templeton) (f)	210,263	3,673,291

International Small Company (DFA) (f)	571,616	5,498,944

International Value (Templeton) (f)	212,132	3,618,974

Large Cap Value (BlackRock) (f)	235,380	5,441,977

Mid Cap Index (MFC Global U. S. A.) (c)(f)	514,653	9,088,774

Mid Cap Stock (Wellington) (f)	317,696	5,442,125

Mid Cap Value Equity (RiverSource) (f)	174,864	1,794,100

Natural Resources (Wellington) (f)	94,875	3,664,082

Real Estate Equity (T. Rowe Price) (f)	223,806	1,810,590

Real Return Bond (PIMCO) (f)	263,581	3,814,019

Small Cap Index (MFC Global U. S. A.) (c)(f)	226,433	2,705,877

Small Company Value (T. Rowe Price) (f)	160,084	3,617,909

Strategic Bond (WAMCO) (f)	164,243	1,855,944

Strategic Income (MFC Global U. S.) (c)(f)	180,556	1,865,140

Total Bond Market (Declaration) (c)(f)	364,759	3,764,317

Total Return (PIMCO) (f)	129,952	1,879,107

U. S. High Yield Bond (Wells Capital) (f)	150,759	1,845,284

Value & Restructuring (UST) (f)	292,255	3,618,123

Value (Van Kampen) (f)	184,406	1,794,269

		175,166,645
John Hancock Funds III 2.98%

International Core (GMO) (f)	138,821	5,443,182

Total investment companies
(Cost $197,913,906)		$182,415,091

Total investments
(Cost $197,913,906)† 99.98%		$182,415,091

Other assets in excess of liabilities 0.02%		28,634

Total net assets 100.00%		$182,443,725

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Lifecycle 2020 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.99%

John Hancock Funds 0.99%

Small Cap Intrinsic Value (MFC Global U. S.) (c)(f)	131,806	$1,797,840

John Hancock Funds II 97.01%

Blue Chip Growth (T. Rowe Price) (f)	380,669	7,217,493

Capital Appreciation (Jennison) (f)	708,246	7,245,361

Core Equity (Legg Mason) (f)	283,234	3,577,239

Emerging Markets Value (DFA) (f)	323,855	3,604,505

Emerging Small Company (RCM) (f)	136,630	3,582,429

Floating Rate Income (WAMCO) (f)	189,072	1,847,232

Fundamental Value (Davis) (f)	334,096	5,398,996

Global Bond (PIMCO) (f)	237,154	3,808,700

Global Real Estate (Deutsche) (f)	201,794	1,789,909

High Income (MFC Global U. S.) (c)(f)	410,923	3,603,799

High Yield (WAMCO) (f)	602,024	5,526,584

Index 500 (MFC Global U. S. A.) (c)(f)	4,393,016	42,787,978

International Equity Index (SSgA) (f)	874,293	18,141,581

International Opportunities (Marsico) (f)	209,328	3,606,729

International Small Cap (Templeton) (f)	157,359	2,749,063

International Small Company (DFA) (f)	285,367	2,745,230

International Value (Templeton) (f)	211,501	3,608,213

Large Cap Value (BlackRock) (f)	233,529	5,399,190

Mid Cap Index (MFC Global U. S. A.) (c)(f)	407,966	7,204,682

Mid Cap Stock (Wellington) (f)	209,004	3,580,232

Natural Resources (Wellington) (f)	94,835	3,662,544

Real Estate Equity (T. Rowe Price) (f)	221,140	1,789,027

Real Return Bond (PIMCO) (f)	394,060	5,702,053

Small Cap Index (MFC Global U. S. A.) (c)(f)	222,834	2,662,863

Small Company Value (T. Rowe Price) (f)	78,816	1,781,252

Spectrum Income (T. Rowe Price) (f)	177,511	1,846,112

Strategic Bond (WAMCO) (f)	163,467	1,847,175

Strategic Income (MFC Global U. S.) (c)(f)	360,212	3,720,990

Total Bond Market (Declaration) (c)(f)	363,037	3,746,537

Total Return (PIMCO) (f)	259,841	3,757,302

U. S. High Yield Bond (Wells Capital) (f)	300,761	3,681,320

Value & Restructuring (UST) (f)	289,210	3,580,415

Value (Van Kampen) (f)	183,153	1,782,082

		176,584,817
John Hancock Funds III 1.99%

International Core (GMO) (f)	92,291	3,618,743

Total investment companies
(Cost $195,509,131)		$182,001,400

Total investments
(Cost $195,509,131)† 99.99%		$182,001,400

Other assets in excess of liabilities 0.01%		26,126

Total net assets 100.00%		$182,027,526
Percentages are stated as a percent of net assets

Lifecycle 2015 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.97%

John Hancock Funds II 98.00%

Blue Chip Growth (T. Rowe Price) (f)	273,731	$5,189,933

Capital Appreciation (Jennison) (f)	509,094	5,208,034

Core Equity (Legg Mason) (f)	232,537	2,936,945

Emerging Markets Value (DFA) (f)	266,302	2,963,936

Emerging Small Company (RCM) (f)	56,165	1,472,636

Floating Rate Income (WAMCO) (f)	312,045	3,048,675

Fundamental Value (Davis) (f)	274,734	4,439,698

Global Bond (PIMCO) (f)	292,517	4,697,817

Global Real Estate (Deutsche) (f)	333,119	2,954,762

High Income (MFC Global U. S.) (c)(f)	339,196	2,974,751

High Yield (WAMCO) (f)	1,156,517	10,616,829

Index 500 (MFC Global U. S. A.) (c)(f)	3,383,310	32,953,438

International Equity Index (SSgA) (f)	431,069	8,944,691

International Opportunities (Marsico) (f)	171,378	2,952,850

International Small Cap (Templeton) (f)	85,892	1,500,537

International Small Company (DFA) (f)	311,854	3,000,033

International Value (Templeton) (f)	86,954	1,483,435

Large Cap Value (BlackRock) (f)	127,339	2,944,086

Mid Cap Index (MFC Global U. S. A.) (c)(f)	251,317	4,438,251

Mid Cap Stock (Wellington) (f)	85,874	1,471,025

Natural Resources (Wellington) (f)	78,143	3,017,898

Real Estate Equity (T. Rowe Price) (f)	366,022	2,961,116

Real Return Bond (PIMCO) (f)	324,382	4,693,806

Small Cap Index (MFC Global U. S. A.) (c)(f)	122,618	1,465,281

Small Company Value (T. Rowe Price) (f)	64,939	1,467,613

Spectrum Income (T. Rowe Price) (f)	145,820	1,516,524

Strategic Bond (WAMCO) (f)	404,635	4,572,381

Strategic Income (MFC Global U. S.) (c)(f)	295,764	3,055,247

Total Bond Market (Declaration) (c)(f)	748,364	7,723,114

Total Return (PIMCO) (f)	213,694	3,090,021

U. S. High Yield Bond (Wells Capital) (f)	246,912	3,022,198

Value & Restructuring (UST) (f)	237,437	2,939,465

Value (Van Kampen) (f)	150,200	1,461,449

		147,178,475
John Hancock Funds III 1.97%

International Core (GMO) (f)	75,464	2,958,942

Total investment companies
(Cost $159,889,913)		$150,137,417

Total investments
(Cost $159,889,913)† 99.97%		$150,137,417

Other assets in excess of liabilities 0.03%		44,573

Total net assets 100.00%		$150,181,990

Percentages are stated as a percent of net assets.

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Lifecycle 2010 Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.97%

John Hancock Funds II 98.98%

Blue Chip Growth (T. Rowe Price) (f)	136,494	$2,587,933

Capital Appreciation (Jennison) (f)	253,144	2,589,665

Core Equity (Legg Mason) (f)	66,211	836,251

Emerging Markets Value (DFA) (f)	155,164	1,726,980

Floating Rate Income (WAMCO) (f)	180,830	1,766,711

Fundamental Value (Davis) (f)	106,087	1,714,361

Global Bond (PIMCO) (f)	170,104	2,731,870

Global Real Estate (Deutsche) (f)	291,906	2,589,205

High Income (MFC Global U. S.) (c)(f)	295,231	2,589,176

High Yield (WAMCO) (f)	670,617	6,156,260

Index 500 (MFC Global U. S. A.) (c)(f)	1,794,547	17,478,889

International Equity Index (SSgA) (f)	251,724	5,223,267

International Opportunities (Marsico) (f)	50,165	864,351

International Small Cap (Templeton) (f)	49,855	870,972

International Small Company (DFA) (f)	91,197	877,314

International Value (Templeton) (f)	50,684	864,672

Large Cap Value (BlackRock) (f)	74,143	1,714,189

Mid Cap Index (MFC Global U. S. A.) (c)(f)	97,051	1,713,928

Natural Resources (Wellington) (f)	45,522	1,758,057

Real Estate Equity (T. Rowe Price) (f)	212,305	1,717,548

Real Return Bond (PIMCO) (f)	251,269	3,635,867

Small Cap Index (MFC Global U. S. A.) (c)(f)	143,361	1,713,169

Spectrum Income (T. Rowe Price) (f)	170,315	1,771,277

Strategic Bond (WAMCO) (f)	313,171	3,538,831

Strategic Income (MFC Global U. S.) (c)(f)	257,857	2,663,664

Total Bond Market (Declaration) (c)(f)	868,880	8,966,845

Total Return (PIMCO) (f)	124,010	1,793,183

U. S. High Yield Bond (Wells Capital) (f)	215,229	2,634,408

Value & Restructuring (UST) (f)	138,543	1,715,161

		86,804,004
John Hancock Funds III 0.99%

International Core (GMO) (f)	22,117	867,225

Total investment companies
(Cost $92,516,266)		$87,671,229

Total investments
(Cost $92,516,266)† 99.97%		$87,671,229

Other assets in excess of liabilities 0.03%		25,312

Total net assets 100.00%		$87,696,541

Percentages are stated as a percent of net assets.

Lifecycle Retirement Portfolio
Securities owned by the Portfolio on 2-29-08 (Unaudited)

Issuer	Shares	Value

Investment companies 89.91%

Investment Companies 3.37%

Financial Select Sector SPDR Fund	115,000	$2,970,450

PowerShares DB Commodity
Index Tracking Fund	96,002	3,465,672

		6,436,122
John Hancock Funds II 85.58%

Core Equity (Legg Mason) (f)	434,605	5,489,058

Emerging Markets Value (DFA) (f)	496,196	5,522,665

Fundamental Value (Davis) (f)	340,253	5,498,486

Global Bond (PIMCO) (f)	242,185	3,889,484

Global Real Estate (Deutsche) (f)	831,235	7,373,052

High Income (MFC Global U. S.) (c)(f)	843,636	7,398,689

High Yield (WAMCO) (f)	1,233,752	11,325,842

Index 500 (MFC Global U. S. A.) (c)(f)	2,686,909	26,170,496

International Equity Index (SSgA) (f)	177,316	3,679,310

International Small Cap (Templeton) (f)	107,751	1,882,415

International Small Company (DFA) (f)	194,109	1,867,329

International Value (Templeton) (f)	107,937	1,841,408

Investment Quality Bond (Wellington) (f)	639,849	7,684,583

Mid Cap Index (MFC Global U. S. A.) (c)(f)	311,045	5,493,052

Natural Resources (Wellington) (f)	97,047	3,747,949

Real Estate Equity (T. Rowe Price) (f)	911,604	7,374,877

Real Return Bond (PIMCO) (f)	1,209,698	17,504,333

Small Cap Index (MFC Global U. S. A.) (c)(f)	305,299	3,648,327

Spectrum Income (T. Rowe Price) (f)	548,755	5,707,055

Strategic Bond (WAMCO) (f)	335,662	3,792,985

Strategic Income (MFC Global U. S.) (c)(f)	368,399	3,805,560

Total Bond Market (Declaration) (c)(f)	743,355	7,671,421

Total Return (PIMCO) (f)	399,013	5,769,734

U. S. High Yield Bond (Wells Capital) (f)	771,606	9,444,455

		163,582,565
John Hancock Funds III 0.96%

International Core (GMO) (f)	47,000	1,842,878

Total investment companies
(Cost $177,372,939)		$171,861,565

	Principal
	amount	Value

Short-term investments 9.70%

Federal National Mortgage Association
Discount Notes zero due 03/03/2008	$2,576,000	$2,575,707

U. S. Treasury Bills
zero due 03/06/2008 to 05/08/2008	16,000,000	15,963,434

Total short-term investments
(Cost $18,539,141)		$18,539,141

Total investments
(Cost $195,912,080)† 99.61%		$190,400,706

Other assets in excess of liabilities 0.39%		741,701

Total net assets 100.00%		$191,142,407

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

(c) Investment is an affiliate of the Trust’s advisor or subadvisor.

(f) The underlying fund’s subadviser.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes were as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	Appreciation/(Depreciation)
Lifecycle 2045	$64,907,097	$126,359	($5,710,579)	($5,584,220)
Lifecycle 2040	77,406,967	171,491	(6,691,631)	(6,520,140)
Lifecycle 2035	115,719,722	255,773	(9,977,722)	(9,721,949)
Lifecycle 2030	152,011,941	206,598	(12,994,842)	(12,788,244)
Lifecycle 2025	198,475,781	651,571	(16,712,261)	(16,060,690)
Lifecycle 2020	196,204,797	915,407	(15,118,804)	(14,203,397)
Lifecycle 2015	160,525,977	1,005,530	(11,394,090)	(10,388,560)
Lifecycle 2010	92,833,726	729,983	(5,892,480)	(5,162,497)
Lifecycle Retirement	199,048,953	3,439,026	(12,087,273)	(8,648,247)

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 2-29-08 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$59,322,877	$70,886,827	$105,997,773
Total investments, at value	59,322,877	70,886,827	105,997,773
Receivable for investments sold	57	50	55
Receivable for fund shares sold	351,690	472,875	1,010,843
Receivable due from adviser	11,961	10,912	10,301
Other assets	19,396	19,392	19,601
Total assets	59,705,981	71,390,056	107,038,573

Liabilities

Payable for investments purchased	350,478	471,231	1,009,503
Payable to affiliates:
Transfer agent fees	1,380	824	984
Trustees’ fees	37	—	—
Other payables and accrued expenses	8,525	7,711	7,390
Total liabilities	360,420	479,766	1,017,877

Net assets

Capital paid-in	$63,873,484	$76,122,187	$113,636,433
Undistributed net investment income (loss)	44,220	49,540	14,234
Accumulated undistributed net realized gain (loss) on investments	395,881	461,026	1,225,870
Net unrealized appreciation (depreciation) on investments	(4,968,024)	(5,722,463)	(8,855,841)
Net assets	$59,345,561	$70,910,290	$106,020,696
Investments in affiliated issuers, at cost	$64,290,901	$76,609,290	$114,853,614

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$1,434,858	$889,460	$1,101,587
Shares outstanding	143,178	88,690	109,245
Net asset value and redemption price per share	$10.02	$10.03	$10.08
Class B:[1] Net assets	$238,303	$178,152	$454,630
Shares outstanding	23,920	17,865	45,331
Net asset value and offering price per share	$9.96	$9.97	$10.03
Class C: [1] Net assets	$176,968	$169,163	$259,482
Shares outstanding	17,767	16,966	25,878
Net asset value and offering price per share	$9.96	$9.97	$10.03
Class R: Net assets	$141,493	$121,322	$211,476
Shares outstanding	14,177	12,144	21,042
Net asset value, offering price and redemption price per share	$9.98	$9.99	$10.05
Class R1: Net assets	$115,154	$151,455	$122,582
Shares outstanding	11,517	15,135	12,179
Net asset value, offering price and redemption price per share	$10.00	$10.01	$10.07
Class R2: Net assets	$176,080	$319,922	$336,172
Shares outstanding	17,571	31,902	33,335
Net asset value, offering price and redemption price per share	$10.02	$10.03	$10.08
Class R3: Net assets	$182,832	$143,920	$152,183
Shares outstanding	18,273	14,380	15,109
Net asset value, offering price and redemption price per share	$10.01	$10.01	$10.07
Class R4: Net assets	$109,093	$163,635	$126,773
Shares outstanding	10,878	16,304	12,557
Net asset value, offering price and redemption price per share	$10.03	$10.04	$10.10
Class R5: Net assets	$139,126	$230,022	$218,950
Shares outstanding	13,837	22,855	21,632
Net asset value, offering price and redemption price per share	$10.05	$10.06	$10.12
Class 1: Net assets	$56,631,654	$68,543,239	$103,036,861
Shares outstanding	5,632,130	6,810,934	10,176,653
Net asset value, offering price and redemption price per share	$10.06	$10.06	$10.12

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.55	$10.56	$10.61

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Statements of assets and liabilities 2-29-08 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$139,223,697	$182,415,091	$182,001,400
Total investments, at value	139,223,697	182,415,091	182,001,400
Receivable for investments sold	107	600	1,185
Receivable for fund shares sold	1,018,635	1,095,137	863,126
Dividends and interest receivable (net of tax)	—	—	5,913
Receivable due from adviser	12,590	13,649	13,803
Other assets	19,431	19,674	20,180
Total assets	140,274,460	183,544,151	182,905,607

Liabilities

Payable for investments purchased	1,016,610	1,092,401	867,690
Payable for fund shares repurchased	—	800	976
Payable to affiliates: Transfer agent fees	1,592	1,041	2,727
Other payables and accrued expenses	6,603	6,184	6,688
Total liabilities	1,024,805	1,100,426	878,081

Net assets

Capital paid-in	$149,459,462	$195,438,313	$193,676,844
Undistributed net investment income (loss)	(163,440)	(46,445)	(40,993)
Accumulated undistributed net realized gain (loss) on investments	2,162,174	2,550,672	1,899,406
Net unrealized appreciation (depreciation) on investments	(12,208,541)	(15,498,815)	(13,507,731)
Net assets	$139,249,655	$182,443,725	$182,027,526
Investments in affiliated issuers, at cost	$151,432,238	$197,913,906	$195,509,131

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$2,005,549	$1,533,365	$3,158,248
Shares outstanding	200,150	153,145	314,256
Net asset value and redemption price per share	$10.02	$10.01	$10.05
Class B:[1] Net assets	$350,714	$447,028	$940,607
Shares outstanding	35,088	44,780	93,735
Net asset value and offering price per share	$10.00	$9.98	$10.03
Class C:[1] Net assets	$496,420	$376,966	$827,599
Shares outstanding	49,669	37,767	82,470
Net asset value and offering price per share	$9.99	$9.98	$10.04
Class R: Net assets	$182,098	$127,962	$150,422
Shares outstanding	18,241	12,831	15,012
Net asset value, offering price and redemption price per share	$9.98	$9.97	$10.02
Class R1: Net assets	$223,987	$158,834	$111,869
Shares outstanding	22,437	15,928	11,162
Net asset value, offering price and redemption price per share	$9.98	$9.97	$10.02
Class R2: Net assets	$356,497	$233,917	$722,369
Shares outstanding	35,688	23,449	72,023
Net asset value, offering price and redemption price per share	$9.99	$9.98	$10.03
Class R3: Net assets	$434,902	$313,157	$483,222
Shares outstanding	43,542	31,375	48,180
Net asset value, offering price and redemption price per share	$9.99	$9.98	$10.03
Class R4: Net assets	$108,515	$113,253	$120,864
Shares outstanding	10,856	11,341	12,044
Net asset value, offering price and redemption price per share	$10.00	$9.99	$10.04
Class R5: Net assets	$250,441	$251,100	$181,194
Shares outstanding	25,034	25,140	18,043
Net asset value, offering price and redemption price per share	$10.00	$9.99	$10.04
Class 1: Net assets	$134,840,532	$178,888,143	$175,331,132
Shares outstanding	13,477,747	17,900,531	17,451,530
Net asset value, offering price and redemption price per share	$10.00	$9.99	$10.05

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.55	$10.54	$10.58

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 2-29-08 (Unaudited)

Continued

			Lifecycle
	Lifecycle	Lifecycle	Retirement
	2015 Portfolio	2010 Portfolio	Portfolio
Assets

Investments in unaffiliated issuers, at value	—	—	$24,975,263
Investments in affiliated funds, at value (Note 7)	150,137,417	87,671,229	165,425,443
Total investments, at value	150,137,417	87,671,229	190,400,706
Cash	—	—	13,585
Cash collateral at broker for futures contracts	—	—	500,000
Receivable for investments sold	975	171	—
Receivable for fund shares sold	682,521	492,189	1,466,296
Dividends and interest receivable (net of tax)	9,851	5,741	—
Receivable due from adviser	17,573	13,938	32,651
Other assets	19,487	19,862	19,690
Total assets	150,867,824	88,203,130	192,432,928

Liabilities

Payable for investments purchased	677,013	497,452	1,061,739
Payable for fund shares repurchased	1,100	—	23,304
Payable for futures variation margin	—	—	186,609
Payable to affiliates: Transfer agent fees	1,303	1,325	8,125
Other payables and accrued expenses	6,418	7,812	10,744
Total liabilities	685,834	506,589	1,290,521

Net assets

Capital paid-in	$158,637,190	$91,940,945	$198,427,549
Undistributed net investment income (loss)	(35,393)	(29,741)	50,346
Accumulated undistributed net realized gain (loss) on investments, futures contracts
and options written	1,332,689	630,374	(1,326,299)
Net unrealized appreciation (depreciation) on investments and futures	(9,752,496)	(4,845,037)	(6,009,189)
Net assets	$150,181,990	$87,696,541	$191,142,407
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	—	$24,451,703
Investments in affiliated issuers, at cost	$159,889,913	$92,516,266	$171,460,377

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$1,828,411	$1,481,864	$8,467,485
Shares outstanding	182,886	148,249	857,762
Net asset value and redemption price per share	$10.00	$10.00	$9.87
Class B:[1] Net assets	$562,333	$276,117	$381,200
Shares outstanding	56,317	27,651	38,699
Net asset value and offering price per share	$9.99	$9.99	$9.85
Class C:[1] Net assets	$344,151	$891,722	$4,879,688
Shares outstanding	34,468	89,274	495,165
Net asset value and offering price per share	$9.98	$9.99	$9.85
Class R: Net assets	$125,089	$103,239	$103,753
Shares outstanding	12,540	10,350	10,533
Net asset value, offering price and redemption price per share	$9.98	$9.98	$9.85
Class R1: Net assets	$206,650	$108,738	$104,325
Shares outstanding	20,714	10,900	10,590
Net asset value, offering price and redemption price per share	$9.98	$9.98	$9.85
Class R2: Net assets	$389,724	$1,307,588	$152,087
Shares outstanding	39,046	131,023	15,432
Net asset value, offering price and redemption price per share	$9.98	$9.98	$9.86
Class R3: Net assets	$156,312	$461,543	$178,642
Shares outstanding	15,659	46,246	18,124
Net asset value, offering price and redemption price per share	$9.98	$9.98	$9.86
Class R4: Net assets	$128,396	$119,943	$104,914
Shares outstanding	12,855	12,008	10,639
Net asset value, offering price and redemption price per share	$9.99	$9.99	$9.86
Class R5: Net assets	$511,575	$121,193	$105,805
Shares outstanding	51,189	12,125	10,723
Net asset value, offering price and redemption price per share	$9.99	$10.00	$9.87
Class 1: Net assets	$145,929,349	$82,824,594	$176,664,508
Shares outstanding	14,590,249	8,282,294	17,903,851
Net asset value, offering price and redemption price per share	$10.00	$10.00	$9.87

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.53	$10.53	$10.39

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Statements of operations For the period ended 2-29-08 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$390,066	$459,198	$721,192
Total investment income	390,066	459,198	721,192

Expenses

Investment management fees (Note 3)	11,717	13,598	20,411
Distribution and service fees (Note 3)	14,623	15,734	22,860
Transfer agent fees (Note 3)	2,291	1,737	2,043
Blue sky fees (Note 3)	67,125	67,125	67,125
Fund administration fees (Note 3)	2,192	2,483	3,742
Audit and legal fees	13,882	13,885	13,927
Printing and postage fees (Note 3)	2,772	2,366	2,534
Custodian fees	5,967	5,967	5,967
Trustees’ fees (Note 4)	133	87	138
Registration and filing fees	3,882	3,893	4,212
Miscellaneous	31	34	52

Total expenses	124,615	126,909	143,011

Less expense reductions (Note 3)	(78,411)	(75,394)	(69,650)
Net expenses	46,204	51,515	73,361

Net investment income (loss)	343,862	407,683	647,831

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(781,149)	(941,400)	(864,984)
Capital gain distributions received from affiliated underlying funds	1,787,697	2,112,522	3,076,276
	1,006,548	1,171,122	2,211,292

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(4,948,250)	(5,852,261)	(9,194,034)
	(4,948,250)	(5,852,261)	(9,194,034)

Net realized and unrealized gain (loss)	(3,941,702)	(4,681,139)	(6,982,742)

Increase (decrease) in net assets from operations	($3,597,840)	($4,273,456)	($6,334,911)

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the period ended 2-29-08 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$970,657	$1,469,652	$1,646,784
Dividends	—	—	8,480
Total investment income	970,657	1,469,652	1,655,264

Expenses

Investment management fees (Note 3)	26,301	35,199	35,195
Distribution and service fees (Note 3)	30,094	35,300	41,893
Transfer agent fees (Note 3)	3,053	2,141	4,453
Blue sky fees (Note 3)	67,125	67,125	67,125
Fund administration fees (Note 3)	4,758	6,409	6,429
Audit and legal fees	13,958	14,015	14,020
Printing and postage fees (Note 3)	2,608	2,608	3,109
Custodian fees	5,967	5,967	5,967
Trustees’ fees (Note 4)	174	238	240
Registration and filing fees	4,499	5,047	5,162
Miscellaneous	70	100	101

Total expenses	158,607	174,149	183,694

Less expense reductions (Note 3)	(69,666)	(69,699)	(70,097)
Net expenses	88,941	104,450	113,597

Net investment income (loss)	881,716	1,365,202	1,541,667

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(501,633)	(348,586)	(546,736)
Capital gain distributions received from affiliated underlying funds	3,698,279	4,352,462	3,727,865
	3,196,646	4,003,876	3,181,129

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(12,392,906)	(15,821,146)	(13,713,940)
	(12,392,906)	(15,821,146)	(13,713,940)

Net realized and unrealized gain (loss)	(9,196,260)	(11,817,270)	(10,532,811)

Increase (decrease) in net assets from operations	($8,314,544)	($10,452,068)	($8,991,144)

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Statements of operations For the period ended 2-29-08 (Unaudited)

Continued

			Lifecycle
	Lifecycle	Lifecycle	Retirement
	2015 Portfolio	2010 Portfolio	Portfolio
Investment income

Income distributions received from affiliated underlying funds	$1,566,508	$993,602	$2,203,379
Interest	—	—	219,028
Dividends	14,169	8,244	34,961
Total investment income	1,580,677	1,001,846	2,457,368

Expenses

Investment management fees (Note 3)	29,130	16,154	68,676
Distribution and service fees (Note 3)	31,154	20,755	56,011
Transfer agent fees (Note 3)	2,577	2,396	9,979
Blue sky fees (Note 3)	67,125	67,125	67,125
Fund administration fees (Note 3)	5,300	2,758	6,332
Audit and legal fees	13,978	13,889	14,060
Printing and postage fees (Note 3)	2,632	2,482	3,826
Custodian fees	5,967	5,967	5,967
Trustees’ fees (Note 4)	196	103	248
Registration and filing fees	4,557	4,022	10,782
Miscellaneous	75	41	116

Total expenses	162,691	135,692	243,122

Less expense reductions (Note 3)	(69,715)	(71,948)	(70,969)
Net expenses	92,976	63,744	172,153

Net investment income (loss)	1,487,701	938,102	2,285,215

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	—	—	43,150
Investments in affiliated underlying funds	(405,474)	(193,335)	(2,699,245)
Capital gain distributions received from affiliated underlying funds	2,834,634	1,339,582	2,605,078
Futures contracts	—	—	70,175
Options written	—	—	43,940
	2,429,160	1,146,247	63,098

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	—	492,433
Investments in affiliated underlying funds	(9,688,280)	(4,835,814)	(6,278,485)
Futures contracts	—	—	(497,815)
	(9,688,280)	(4,835,814)	(6,283,867)

Net realized and unrealized gain (loss)	(7,259,120)	(3,689,567)	(6,220,769)

Increase (decrease) in net assets from operations	($5,771,419)	($2,751,465)	($3,935,554)

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifecycle 2045 Portfolio		Lifecycle 2040 Portfolio
		Six months ended		Six months ended
	Period ended 8-31-07[1]	2-29-08 (Unaudited)	Period ended 8-31-07[1]	2-29-08 (Unaudited)

Increase (decrease) in net assets

From operations

Net investment income (loss)	($11,225)	$343,862	($11,094)	$407,683
Net realized gain (loss)	9,700	1,006,548	13,286	1,171,122
Change in net unrealized appreciation	(19,774)	(4,948,250)	129,798	(5,852,261)
(depreciation)
Increase (decrease) in net assets	(21,299)	(3,597,840)	131,990	(4,273,456)
resulting from operations

Distributions to shareholders

From net investment income
Class A	(577)	(8,791)	(533)	(5,828)
Class B	(457)	(645)	(413)	(940)
Class C	(457)	(628)	(413)	(716)
Class R	(449)	(615)	(405)	(607)
Class R1	(492)	(644)	(448)	(902)
Class R2	(535)	(1,046)	(491)	(1,964)
Class R3	(509)	(885)	(465)	(1,498)
Class R4	(560)	(720)	(516)	(755)
Class R5	(611)	(815)	(567)	(875)
Class 1	(2,876)	(284,853)	(2,999)	(344,058)
From realized gain
Class A	(1,833)	(21,747)	(1,707)	(14,062)
Class B	(1,833)	(2,729)	(1,708)	(3,740)
Class C	(1,833)	(2,660)	(1,708)	(2,850)
Class R	(1,833)	(1,850)	(1,707)	(1,764)
Class R1	(1,833)	(1,642)	(1,707)	(2,239)
Class R2	(1,833)	(2,313)	(1,707)	(4,259)
Class R3	(1,833)	(2,259)	(1,707)	(3,720)
Class R4	(1,833)	(1,592)	(1,707)	(1,638)
Class R5	(1,833)	(1,593)	(1,708)	(1,686)
Class 1	(8,505)	(556,238)	(8,883)	(662,429)

Total distributions	(32,525)	(894,265)	(31,499)	(1,056,530)

From Fund share transactions
(Note 5)	25,577,406	38,314,084	27,590,614	48,549,171

Total increase (decrease)	25,523,582	33,821,979	27,691,105	43,219,185

Net assets

Beginning of period	—	25,523,582	—	27,691,105

End of period	$25,523,582	$59,345,561	$27,691,105	$70,910,290

Undistributed net investment
income (loss)	—	$44,220	—	$49,540

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Statements of changes in net assets

Continued

	Lifecycle 2035 Portfolio		Lifecycle 2030 Portfolio
		Six months ended		Six months ended
	Period ended 8-31-07[1]	2-29-08 (Unaudited)	Period ended 8-31-07[1]	2-29-08 (Unaudited)

Increase (decrease) in net assets

From operations

Net investment income (loss)	($7,677)	$647,831	$15,989	$881,716
Net realized gain (loss)	15,261	2,211,292	17,076	3,196,646
Change in net unrealized appreciation	338,193	(9,194,034)	184,365	(12,392,906)
(depreciation)
Increase (decrease) in net assets	345,777	(6,334,911)	217,430	(8,314,544)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(392)	(6,292)	(601)	(11,973)
Class B	(273)	(2,514)	(481)	—
Class C	(273)	(1,812)	(481)	—
Class R	(264)	(783)	(472)	(634)
Class R1	(307)	(825)	(515)	(845)
Class R2	(350)	(1,230)	(558)	(1,605)
Class R3	(324)	(1,062)	(532)	(3,730)
Class R4	(375)	(898)	(584)	(1,019)
Class R5	(427)	(1,071)	(635)	(1,323)
Class 1	(6,091)	(617,110)	(10,215)	(1,029,326)
From realized gain
Class A	(1,216)	(11,557)	(1,543)	(18,518)
Class B	(1,215)	(6,842)	(1,543)	(4,260)
Class C	(1,215)	(4,927)	(1,543)	(6,510)
Class R	(1,216)	(1,669)	(1,544)	(1,723)
Class R1	(1,215)	(1,550)	(1,544)	(1,409)
Class R2	(1,215)	(2,067)	(1,544)	(1,929)
Class R3	(1,215)	(1,996)	(1,544)	(6,215)
Class R4	(1,216)	(1,509)	(1,543)	(1,225)
Class R5	(1,215)	(1,627)	(1,543)	(1,243)
Class 1	(16,976)	(937,628)	(24,425)	(967,069)

Total distributions	(36,990)	(1,604,969)	(53,390)	(2,060,556)

From Fund share transactions
(Note 5)	41,335,860	72,315,929	52,610,595	96,850,120

Total increase (decrease)	41,644,647	64,376,049	52,774,635	86,475,020

Net assets

Beginning of period	—	41,644,647	—	52,774,635

End of period	$41,644,647	$106,020,696	$52,774,635	$139,249,655

Undistributed net investment
income (loss)	—	$14,234	$5,299	($163,440)

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle 2025 Portfolio		Lifecycle 2020 Portfolio
		Six months ended		Six months ended
	Period ended 8-31-07[1]	2-29-08 (Unaudited)	Period ended 8-31-07[1]	2-29-08 (Unaudited)

Increase (decrease) in net assets

From operations

Net investment income (loss)	$79,915	$1,365,202	$159,782	$1,541,667
Net realized gain (loss)	32,642	4,003,876	(15,173)	3,181,129
Change in net unrealized appreciation	322,331	(15,821,146)	206,209	(13,713,940)
(depreciation)
Increase (decrease) in net assets	434,888	(10,452,068)	350,818	(8,991,144)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(611)	(7,864)	(681)	(23,967)
Class B	(491)	(142)	(561)	(2,761)
Class C	(491)	(150)	(561)	(2,651)
Class R	(483)	(544)	(552)	(1,648)
Class R1	(526)	(924)	(595)	(1,048)
Class R2	(568)	(2,928)	(638)	(2,401)
Class R3	(543)	(3,411)	(612)	(6,178)
Class R4	(594)	(1,056)	(664)	(1,323)
Class R5	(645)	(1,375)	(715)	(3,967)
Class 1	(16,425)	(1,458,550)	(19,382)	(1,677,701)
From realized gain
Class A	(1,347)	(12,152)	(1,094)	(24,255)
Class B	(1,347)	(4,596)	(1,094)	(9,799)
Class C	(1,347)	(4,875)	(1,094)	(9,406)
Class R	(1,347)	(1,419)	(1,095)	(2,405)
Class R1	(1,347)	(1,532)	(1,095)	(1,117)
Class R2	(1,347)	(3,557)	(1,094)	(2,017)
Class R3	(1,347)	(5,656)	(1,095)	(6,589)
Class R4	(1,347)	(1,283)	(1,094)	(1,111)
Class R5	(1,348)	(1,319)	(1,094)	(2,751)
Class 1	(33,718)	(1,398,183)	(29,261)	(1,163,398)

Total distributions	(67,219)	(2,911,516)	(64,071)	(2,946,493)

From Fund share transactions
(Note 5)	68,682,193	126,757,447	68,276,239	125,402,177

Total increase (decrease)	69,049,862	113,393,863	68,562,986	113,464,540

Net assets

Beginning of period	—	69,049,862	—	68,562,986

End of period	$69,049,862	$182,443,725	$68,562,986	$182,027,526

Undistributed net investment
income (loss)	$65,297	($46,445)	$140,985	($40,993)

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Statements of changes in net assets

Continued

	Lifecycle 2015 Portfolio		Lifecycle 2010 Portfolio
		Six months ended		Six months ended
	Period ended 8-31-07[1]	2-29-08 (Unaudited)	Period ended 8-31-07[1]	2-29-08 (Unaudited)

Increase (decrease) in net assets

From operations

Net investment income (loss)	$194,938	$1,487,701	$152,714	$938,102
Net realized gain (loss)	(51,240)	2,429,160	(24,971)	1,146,247
Change in net unrealized appreciation	(64,216)	(9,688,280)	(9,223)	(4,835,814)
(depreciation)
Increase (decrease) in net assets	79,482	(5,771,419)	118,520	(2,751,465)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(852)	(16,005)	(902)	(17,084)
Class B	(733)	(2,898)	(783)	(1,448)
Class C	(733)	(1,663)	(783)	(6,119)
Class R	(724)	(1,120)	(774)	(1,284)
Class R1	(767)	(2,220)	(817)	(1,558)
Class R2	(810)	(3,128)	(859)	(1,832)
Class R3	(784)	(1,818)	(834)	(6,924)
Class R4	(835)	(1,605)	(885)	(1,831)
Class R5	(886)	(1,882)	(936)	(2,106)
Class 1	(12,819)	(1,666,514)	(5,871)	(1,067,704)
From realized gain
Class A	(942)	(12,980)	(638)	(9,514)
Class B	(941)	(5,344)	(638)	(1,532)
Class C	(941)	(3,065)	(638)	(6,470)
Class R	(942)	(1,194)	(639)	(898)
Class R1	(941)	(1,875)	(638)	(898)
Class R2	(941)	(2,187)	(639)	(898)
Class R3	(941)	(1,535)	(639)	(3,990)
Class R4	(942)	(1,121)	(638)	(899)
Class R5	(942)	(1,122)	(638)	(899)
Class 1	(13,443)	(993,621)	(3,972)	(455,838)

Total distributions	(41,859)	(2,722,897)	(23,161)	(1,589,726)

From Fund share transactions
(Note 5)	57,945,758	100,692,925	27,185,570	64,756,803

Total increase (decrease)	57,983,381	92,198,609	27,280,929	60,415,612

Net assets

Beginning of period	—	57,983,381	—	27,280,929

End of period	$57,983,381	$150,181,990	$27,280,929	$87,696,541

Undistributed net investment
income (loss)	$175,759	($35,393)	$140,047	($29,741)

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle Retirement
		Six months ended
	Period ended 8-31-07[1]	2-29-08 (Unaudited)

Increase (decrease) in net assets

From operations

Net investment income (loss)	$577,184	$2,285,215
Net realized gain (loss)	(30,382)	63,098
Change in net unrealized appreciation	274,678	(6,283,867)
(depreciation)
Increase (decrease) in net assets	821,480	(3,935,554)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(17,815)	(116,689)
Class B	(2,628)	(7,718)
Class C	(4,077)	(44,708)
Class R	(1,671)	(1,827)
Class R1	(1,846)	(1,962)
Class R2	(2,022)	(2,263)
Class R3	(1,890)	(3,000)
Class R4	(2,088)	(2,104)
Class R5	(2,285)	(2,237)
Class 1	(529,244)	(2,063,189)
From realized gain
Class A	(755)	(75,404)
Class B	(755)	(5,857)
Class C	(755)	(36,870)
Class R	(755)	(1,175)
Class R1	(755)	(1,178)
Class R2	(755)	(1,286)
Class R3	(755)	(2,048)
Class R4	(755)	(1,184)
Class R5	(755)	(1,184)
Class 1	(34,747)	(1,194,092)

Total distributions	(607,108)	(3,565,975)

From Fund share transactions
(Note 5)	72,090,286	126,339,278

Total increase (decrease)	72,304,658	118,837,749

Net assets

Beginning of period	—	72,304,658

End of period	$72,304,658	$191,142,407

Undistributed net investment
income (loss)	$10,828	$50,346

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the beginning of the period.

Lifecycle 2045 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%) [3]	(%) [4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	10.94	0.07	(0.77)	(0.70)	(0.06)	(0.16)	—	(0.22)	10.02	(6.54)[6,7]	1.79[8,9]	0.66[8,18,19]	1.39[8]	1,435	24[7]
8-31-07[10]	10.00	(0.04)	1.22	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.97[6,7]	1.94[8,9]	0.62[8]	(0.45)[8]	1,348	5[7]

CLASS B

2-29-08[5]	10.89	0.04	(0.78)	(0.74)	(0.03)	(0.16)	—	(0.19)	9.96	(6.89)[6,7]	9.49[8,9]	1.35[8,18,20]	0.66[8]	238	24[7]
8-31-07[10]	10.00	(0.05)	1.17	1.12	(0.05)	(0.18)	—	(0.23)	10.89	11.33[6,7]	5.28[8,9]	1.30[8]	(0.57)[8]	145	5[7]

CLASS C

2-29-08[5]	10.89	0.04	(0.78)	(0.74)	(0.03)	(0.16)	—	(0.19)	9.96	(6.89)[6,7]	10.14[8,9]	1.37[8,18,19]	0.75[8]	177	24[7]
8-31-07[10]	10.00	(0.06)	1.18	1.12	(0.05)	(0.18)	—	(0.23)	10.89	11.33[6,7]	5.11[8,9]	1.32[8]	(0.63)[8]	152	5[7]

CLASS R

2-29-08[5]	10.91	0.05	(0.77)	(0.72)	(0.05)	(0.16)	—	(0.21)	9.98	(6.74)[6,7]	12.96[8,9]	1.05[8,18,19]	0.95[8]	141	24[7]
8-31-07[10]	10.00	(0.03)	1.17	1.14	(0.05)	(0.18)	—	(0.23)	10.91	11.53[6,7]	16.73[8,9]	1.08[8]	(0.31)[8]	121	5[7]

CLASS R1

2-29-08[5]	10.92	0.07	(0.77)	(0.70)	(0.06)	(0.16)	—	(0.22)	10.00	(6.57)[6,7]	14.27[8,9]	0.79[8,18,20]	1.21[8]	115	24[7]
8-31-07[10]	10.00	(0.01)	1.16	1.15	(0.05)	(0.18)	—	(0.23)	10.92	11.68[6,7]	16.68[8,9]	0.87[8]	(0.09)[8]	113	5[7]

CLASS R2

2-29-08[5]	10.94	0.09	(0.78)	(0.69)	(0.07)	(0.16)	—	(0.23)	10.02	(6.47)[6,7]	11.46[8,9]	0.55[8,18,19]	1.71[8]	176	24[7]
8-31-07[10]	10.00	0.01	1.17	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.93[6,7]	16.31[8,9]	0.62[8]	0.15[8]	117	5[7]

CLASS R3

2-29-08[5]	10.93	0.08	(0.78)	(0.70)	(0.06)	(0.16)	—	(0.22)	10.01	(6.56)[6,7]	11.87[8,9]	0.76[8,18,20]	1.51[8]	183	24[7]
8-31-07[10]	10.00	—[11]	1.16	1.16	(0.05)	(0.18)	—	(0.23)	10.93	11.80[6,7]	16.45[8,9]	0.80[8]	(0.03)[8]	118	5[7]

CLASS R4

2-29-08[5]	10.95	0.08	(0.77)	(0.69)	(0.07)	(0.16)	—	(0.23)	10.03	(6.47)[6,7]	14.32[8,9]	0.50[8,18,19]	1.51[8]	109	24[7]
8-31-07[10]	10.00	0.02	1.17	1.19	(0.06)	(0.18)	—	(0.24)	10.95	12.06[6,7]	16.32[8,9]	0.52[8]	0.26[8]	112	5[7]

CLASS R5

2-29-08[5]	10.97	0.09	(0.77)	(0.68)	(0.08)	(0.16)	—	(0.24)	10.05	(6.37)[6,7]	13.28[8,9]	0.23[8,18,19]	1.68[8]	139	24[7]
8-31-07[10]	10.00	0.05	1.16	1.21	(0.06)	(0.18)	—	(0.24)	10.97	12.32[6,7]	16.02[8,9]	0.23[8]	0.55[8]	112	5[7]

CLASS 1

2-29-08[5]	10.97	0.10	(0.77)	(0.67)	(0.08)	(0.16)	—	(0.24)	10.06	(6.28)[6,7]	0.24[8,9]	0.20[8,18]	1.79[8]	56,632	24[7]
8-31-07[10]	10.00	(0.01)	1.23	1.22	(0.07)	(0.18)	—	(0.25)	10.97	12.32[6,7]	0.64[8,9]	0.20[8]	(0.15)[8]	23,187	5[7]

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifecycle 2040 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($) [1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	10.96	0.09	(0.79)	(0.70)	(0.07)	(0.16)	—	(0.23)	10.03	(6.54)[6,7]	2.59[8,9]	0.65[8,18,20]	1.72[8]	889	24[7]
8-31-07[10]	10.00	(0.02)	1.20	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.99[6,7]	3.15[8,9]	0.62[8]	(0.18)[8]	584	3[7]

CLASS B

2-29-08[5]	10.91	0.05	(0.79)	(0.74)	(0.04)	(0.16)	—	(0.20)	9.97	(6.90)[6,7]	8.40[8,9]	1.35[8,18,20]	0.98[8]	178	24[7]
8-31-07[10]	10.00	(0.05)	1.17	1.12	(0.04)	(0.17)	—	(0.21)	10.91	11.35[6,7]	5.17[8,9]	1.30[8]	(0.58)[8]	157	3[7]

CLASS C

2-29-08[5]	10.91	0.04	(0.78)	(0.74)	(0.04)	(0.16)	—	(0.20)	9.97	(6.90)[6,7]	10.61[8,9]	1.36[8,18,20]	0.71[8]	169	24[7]
8-31-07[10]	10.00	(0.05)	1.17	1.12	(0.04)	(0.17)	—	(0.21)	10.91	11.35[6,7]	5.31[8,9]	1.31[8]	(0.56)[8]	127	3[7]

CLASS R

2-29-08[5]	10.93	0.05	(0.77)	(0.72)	(0.06)	(0.16)	—	(0.22)	9.99	(6.75)[6,7]	14.00[8,9]	1.04[8,18,20]	0.95[8]	121	24[7]
8-31-07[10]	10.00	(0.03)	1.17	1.14	(0.04)	(0.17)	—	(0.21)	10.93	11.55[6,7]	16.78[8,9]	1.08[8]	(0.30)[8]	115	3[7]

CLASS R1

2-29-08[5]	10.94	0.08[11]	(0.78)	(0.70)	(0.07)	(0.16)	—	(0.23)	10.01	(6.57)[6,7]	12.00[8,9]	0.79[8,18,20]	1.43[8]	151	24[7]
8-31-07[10]	10.00	(0.01)	1.17	1.16	(0.05)	(0.17)	—	(0.22)	10.94	11.70[6,7]	16.61[8,9]	0.87[8]	(0.09)[8]	112	3[7]

CLASS R2

2-29-08[5]	10.96	0.07	(0.76)	(0.69)	(0.08)	(0.16)	—	(0.24)	10.03	(6.48)[6,7]	5.66[8,9]	0.55[8,18,19]	1.39[8]	320	24[7]
8-31-07[10]	10.00	0.01	1.17	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.95[6,7]	14.71[8,9]	0.63[8]	0.07[8]	274	3[7]

CLASS R3

2-29-08[5]	10.95	0.10	(0.81)	(0.71)	(0.07)	(0.16)	—	(0.23)	10.01	(6.66)[6,7]	8.67[8,9]	0.76[8,18,19]	1.84[8]	144	24[7]
8-31-07[10]	10.00	(0.01)	1.18	1.17	(0.05)	(0.17)	—	(0.22)	10.95	11.82[6,7]	15.59[8,9]	0.80[8]	(0.07)[8]	141	3[7]

CLASS R4

2-29-08[5]	10.97	0.08	(0.77)	(0.69)	(0.08)	(0.16)	—	(0.24)	10.04	(6.47)[6,7]	13.67[8,9]	0.50[8,18,19]	1.42[8]	164	24[7]
8-31-07[10]	10.00	0.02	1.17	1.19	(0.05)	(0.17)	—	(0.22)	10.97	12.07[6,7]	16.23[8,9]	0.52[8]	0.26[8]	112	3[7]

CLASS R5

2-29-08[5]	10.99	0.09	(0.77)	(0.68)	(0.09)	(0.16)	—	(0.25)	10.06	(6.38)[6,7]	12.53[8,9]	0.22[8,18,20]	1.62[8]	230	24[7]
8-31-07[10]	10.00	0.05	1.17	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.33[6,7]	15.71[8,9]	0.23[8]	0.53[8]	115	3[7]

CLASS 1

2-29-08[5]	10.99	0.10	(0.78)	(0.68)	(0.09)	(0.16)	—	(0.25)	10.06	(6.38)[6,7]	0.23[8,9]	0.20[8,18]	1.82[8]	68,543	24[7]
8-31-07[10]	10.00	(0.01)	1.23	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.34[6,7]	0.62[8,9]	0.20[8]	(0.16)[8]	25,954	3[7]

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle 2035 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%) [3]	(%) [4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	11.02	0.08	(0.79)	(0.71)	(0.08)	(0.15)	—	(0.23)	10.08	(6.58)[6,7]	2.56[8,9]	0.64[8,18,20]	1.47[8]	1,102	20[7]
8-31-07[10]	10.00	(0.02)	1.20	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.92[6,7]	2.47[8,9]	0.62[8]	(0.20)[8]	610	4[7]

CLASS B

2-29-08[5]	10.97	0.05	(0.79)	(0.74)	(0.05)	(0.15)	—	(0.20)	10.03	(6.83)[6,7]	4.73[8,9]	1.34[8,18,20]	0.95[8]	455	20[7]
8-31-07[10]	10.00	(0.06)	1.18	1.12	(0.03)	(0.12)	—	(0.15)	10.97	11.28[6,7]	4.27[8,9]	1.30[8]	(0.62)[8]	396	4[7]

CLASS C

2-29-08[5]	10.97	0.06	(0.80)	(0.74)	(0.05)	(0.15)	—	(0.20)	10.03	(6.83)[6,7]	6.60[8,9]	1.34[8,18,20]	1.13[8]	259	20[7]
8-31-07[10]	10.00	(0.06)	1.18	1.12	(0.03)	(0.12)	—	(0.15)	10.97	11.28[6,7]	4.13[8,9]	1.31[8]	(0.66)[8]	243	4[7]

CLASS R

2-29-08[5]	10.99	0.05	(0.77)	(0.72)	(0.07)	(0.15)	—	(0.22)	10.05	(6.69)[6,7]	13.19[8,9]	1.03[8,18,20]	0.97[8]	211	20[7]
8-31-07[10]	10.00	(0.02)	1.16	1.14	(0.03)	(0.12)	—	(0.15)	10.99	11.47[6,7]	16.48[8,9]	1.07[8]	(0.20)[8]	114	4[7]

CLASS R1

2-29-08[5]	11.00	0.07	(0.77)	(0.70)	(0.08)	(0.15)	—	(0.23)	10.07	(6.51)[6,7]	14.17[8,9]	0.78[8,18,19]	1.27[8]	123	20[7]
8-31-07[10]	10.00	—[11]	1.15	1.15	(0.03)	(0.12)	—	(0.15)	11.00	11.62[6,7]	16.29[8,9]	0.86[8]	0.01[8]	112	4[7]

CLASS R2

2-29-08[5]	11.02	0.06	(0.76)	(0.70)	(0.09)	(0.15)	—	(0.24)	10.08	(6.51)[6,7]	8.74[8,9]	0.55[8,18,20]	1.13[8]	336	20[7]
8-31-07[10]	10.00	0.02	1.16	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.87[6,7]	15.69[8,9]	0.61[8]	0.24[8]	153	4[7]

CLASS R3

2-29-08[5]	11.01	0.08	(0.79)	(0.71)	(0.08)	(0.15)	—	(0.23)	10.07	(6.60)[6,7]	12.42[8,9]	0.75[8,18,19]	1.54[8]	152	20[7]
8-31-07[10]	10.00	0.01	1.15	1.16	(0.03)	(0.12)	—	(0.15)	11.01	11.74[6,7]	16.22[8,9]	0.79[8]	0.08[8]	112	4[7]

CLASS R4

2-29-08[5]	11.03	0.09	(0.78)	(0.69)	(0.09)	(0.15)	—	(0.24)	10.10	(6.41)[6,7]	14.07[8,9]	0.48[8,18,19]	1.56[8]	127	20[7]
8-31-07[10]	10.00	0.03	1.16	1.19	(0.04)	(0.12)	—	(0.16)	11.03	12.00[6,7]	15.92[8,9]	0.50[8]	0.36[8]	112	4[7]

CLASS R5

2-29-08[5]	11.05	0.08	(0.76)	(0.68)	(0.10)	(0.15)	—	(0.25)	10.12	(6.32)[6,7]	11.00[8,9]	0.21[8,18,20]	1.53[8]	219	20[7]
8-31-07[10]	10.00	0.06	1.15	1.21	(0.04)	(0.12)	—	(0.16)	11.05	12.26[6,7]	15.08[8,9]	0.22[8]	0.62[8]	119	4[7]

CLASS 1

2-29-08[5]	11.05	0.10	(0.78)	(0.68)	(0.10)	(0.15)	—	(0.25)	10.12	(6.32)[7]	0.19[8]	0.19[8,18]	1.93[8]	103,037	20[7]
8-31-07[10]	10.00	(0.01)	1.23	1.22	(0.05)	(0.12)	—	(0.17)	11.05	12.27[6,7]	0.45[8,9]	0.20[8]	(0.06)[8]	39,674	4[7]

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifecycle 2030 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($) [1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%) [3]	(%) [4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

2-29-08[5]	10.91	0.09	(0.78)	(0.69)	(0.08)	(0.12)	—	(0.20)	10.02	(6.46)[6,7]	1.63[8,9]	0.63[8,18,19]	1.70[8]	2,006	15[7]
8-31-07[10]	10.00	(0.02)	1.14	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.38[6,7,12]	2.02[8,9]	0.63[8]	(0.23)[8]	1,135	3[7]

CLASS B

2-29-08[5]	10.85	0.06	(0.79)	(0.73)	—	(0.12)	—	(0.12)	10.00	(6.80)[6,7]	6.07[8,9]	1.33[8,18,19]	1.16[8]	351	15[7]
8-31-07[10]	10.00	(0.05)	1.10	1.05	(0.05)	(0.15)	—	(0.20)	10.85	10.64[6,7,12]	3.90[8,9]	1.31[8]	(0.57)[8]	298	3[7]

CLASS C

2-29-08[5]	10.85	0.06	(0.80)	(0.74)	—	(0.12)	—	(0.12)	9.99	(6.90)[6,7]	4.19[8,9]	1.33[8,18,19]	1.08[8]	496	15[7]
8-31-07[10]	10.00	(0.05)	1.10	1.05	(0.05)	(0.15)	—	(0.20)	10.85	10.64[6,7,12]	3.82[8,9]	1.31[8]	(0.59)[8]	551	3[7]

CLASS R

2-29-08[5]	10.86	0.06	(0.78)	(0.72)	(0.04)	(0.12)	—	(0.16)	9.98	(6.69)[6,7]	11.15[8,9]	1.02[8,18,19]	1.18[8]	182	15[7]
8-31-07[10]	10.00	(0.01)	1.07	1.06	(0.05)	(0.15)	—	(0.20)	10.86	10.73[6,7,12]	16.04[8,9]	1.07[8]	(0.11)[8]	131	3[7]

CLASS R1

2-29-08[5]	10.88	0.07	(0.78)	(0.71)	(0.07)	(0.12)	—	(0.19)	9.98	(6.62)[6,7]	12.24[8,9]	0.77[8,18,20]	1.32[8]	224	15[7]
8-31-07[10]	10.00	0.01	1.08	1.09	(0.06)	(0.15)	—	(0.21)	10.88	10.98[6,7,12]	16.24[8,9]	0.86[8]	0.12[8]	112	3[7]

CLASS R2

2-29-08[5]	10.90	0.07	(0.76)	(0.69)	(0.10)	(0.12)	—	(0.22)	9.99	(6.46)[6,7]	8.24[8,9]	0.53[8,18,19]	1.42[8]	356	15[7]
8-31-07[10]	10.00	0.03	1.08	1.11	(0.06)	(0.15)	—	(0.21)	10.90	11.23[6,7,12]	15.95[8,9]	0.61[8]	0.37[8]	143	3[7]

CLASS R3

2-29-08[5]	10.88	0.12	(0.82)	(0.70)	(0.07)	(0.12)	—	(0.19)	9.99	(6.53)[6,7]	4.29[8,9]	0.73[8,18,19]	2.21[8]	435	15[7]
8-31-07[10]	10.00	0.02	1.07	1.09	(0.06)	(0.15)	—	(0.21)	10.88	11.00[6,7,12]	16.18[8,9]	0.79[8]	0.19[8]	112	3[7]

CLASS R4

2-29-08[5]	10.91	0.10	(0.79)	(0.69)	(0.10)	(0.12)	—	(0.22)	10.00	(6.45)[6,7]	14.33[8,9]	0.46[8,18,19]	1.78[8]	109	15[7]
8-31-07[10]	10.00	0.04	1.08	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.36[6,7,12]	15.88[8,9]	0.50[8]	0.47[8]	111	3[7]

CLASS R5

2-29-08[5]	10.93	0.08	(0.76)	(0.68)	(0.13)	(0.12)	—	(0.25)	10.00	(6.38)[6,7]	11.01[8,9]	0.20[8,18,19]	1.56[8]	250	15[7]
8-31-07[10]	10.00	0.07	1.08	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.62[6,7,12]	15.57[8,9]	0.22[8]	0.76[8]	112	3[7]

CLASS 1

2-29-08[5]	10.93	0.11	(0.79)	(0.68)	(0.13)	(0.12)	—	(0.25)	10.00	(6.38)[7]	0.18[8,9]	0.18[8,18]	2.03[8]	134,841	15[7]
8-31-07[10]	10.00	0.01	1.14	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.63[6,7,12]	0.38[8,9]	0.20[8]	0.12[8]	50,070	3[7]

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle 2025 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%) [3]	(%) [4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	10.85	0.10	(0.73)	(0.63)	(0.08)	(0.13)	—	(0.21)	10.01	(5.94)[6,7]	2.30[8,9]	0.61[8,18,20]	1.92[8]	1,533	14[7]
8-31-07[10]	10.00	0.02	1.03	1.05	(0.07)	(0.13)	—	(0.20)	10.85	10.57[6,7,13]	2.25[8,9]	0.63[8]	0.19[8]	661	3[7]

CLASS B

2-29-08[5]	10.80	0.08	(0.77)	(0.69)	—	(0.13)	—	(0.13)	9.98	(6.46)[6,7]	5.86[8,9]	1.31[8,18,20]	1.57[8]	447	14[7]
8-31-07[10]	10.00	(0.03)	1.01	0.98	(0.05)	(0.13)	—	(0.18)	10.80	9.94[6,7,13]	3.82[8,9]	1.31[8]	(0.32)[8]	257	3[7]

CLASS C

2-29-08[5]	10.80	0.10	(0.79)	(0.69)	—	(0.13)	—	(0.13)	9.98	(6.46)[6,7]	6.41[8,9]	1.32[8,18,19]	1.96[8]	377	14[7]
8-31-07[10]	10.00	(0.03)	1.01	0.98	(0.05)	(0.13)	—	(0.18)	10.80	9.94[6,7,13]	3.81[8,9]	1.32[8]	(0.32)[8]	232	3[7]

CLASS R

2-29-08[5]	10.82	0.08	(0.76)	(0.68)	(0.04)	(0.13)	—	(0.17)	9.97	(6.34)[6,7]	13.78[8,9]	1.00[8,18,19]	1.55[8]	128	14[7]
8-31-07[10]	10.00	0.01	0.99	1.00	(0.05)	(0.13)	—	(0.18)	10.82	10.13[6,7,13]	16.31[8,9]	1.08[8]	0.14[8]	113	3[7]

CLASS R1

2-29-08[5]	10.83	0.08	(0.74)	(0.66)	(0.07)	(0.13)	—	(0.20)	9.97	(6.19)[6,7]	13.22[8,9]	0.76[8,18,19]	1.54[8]	159	14[7]
8-31-07[10]	10.00	0.03	0.99	1.02	(0.06)	(0.13)	—	(0.19)	10.83	10.28[6,7,13]	16.14[8,9]	0.87[8]	0.35[8]	111	3[7]

CLASS R2

2-29-08[5]	10.85	0.14	(0.78)	(0.64)	(0.10)	(0.13)	—	(0.23)	9.98	(6.03)[6,7]	7.17[8,9]	0.49[8,18,19]	2.72[8]	234	14[7]
8-31-07[10]	10.00	0.05	0.99	1.04	(0.06)	(0.13)	—	(0.19)	10.85	10.53[6,7,13]	15.70[8,9]	0.62[8]	0.59[8]	117	3[7]

CLASS R3

2-29-08[5]	10.84	0.15	(0.81)	(0.66)	(0.07)	(0.13)	—	(0.20)	9.98	(6.18)[6,7]	5.46[8,9]	0.73[8,18,19]	2.80[8]	313	14[7]
8-31-07[10]	10.00	0.03	1.00	1.03	(0.06)	(0.13)	—	(0.19)	10.84	10.40[6,7,13]	14.43[8,9]	0.81[8]	0.34[8]	186	3[7]

CLASS R4

2-29-08[5]	10.86	0.11	(0.75)	(0.64)	(0.10)	(0.13)	—	(0.23)	9.99	(6.02)[6,7]	14.36[8,9]	0.45[8,18,19]	2.10[8]	113	14[7]
8-31-07[10]	10.00	0.06	0.99	1.05	(0.06)	(0.13)	—	(0.19)	10.86	10.65[6,7,13]	15.77[8,9]	0.52[8]	0.70[8]	111	3[7]

CLASS R5

2-29-08[5]	10.88	0.09	(0.72)	(0.63)	(0.13)	(0.13)	—	(0.26)	9.99	(5.95)[6,7]	10.55[8,9]	0.19[8,18,19]	1.76[8]	251	14[7]
8-31-07[10]	10.00	0.09	0.99	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.91[6,7,13]	15.34[8,9]	0.23[8]	0.98[8]	113	3[7]

CLASS 1

2-29-08[5]	10.88	0.12	(0.75)	(0.63)	(0.13)	(0.13)	—	(0.26)	9.99	(5.95)[7]	0.16 [8]	0.16[8,18]	2.33[8]	178,888	14[7]
8-31-07[10]	10.00	0.04	1.04	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.93[6,7,13]	0.31[8,9]	0.20[8]	0.39[8]	67,149	3[7]

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifecycle 2020 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($) [1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	10.80	0.13	(0.66)	(0.53)	(0.11)	(0.11)	—	(0.22)	10.05	(5.04)[6,7]	1.36[8,9]	0.61[8,18,20]	2.37[8]	3,158	15[7]
8-31-07[10]	10.00	0.04	0.94	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.87[6,7,14]	1.59[8,9]	0.64[8,18]	0.49[8]	1,491	7[7]

CLASS B

2-29-08[5]	10.75	0.11	(0.69)	(0.58)	(0.03)	(0.11)	—	(0.14)	10.03	(5.46)[6,7]	3.24[8,9]	1.31[8,18,20]	2.06[8]	941	15[7]
8-31-07[10]	10.00	0.01	0.91	0.92	(0.06)	(0.11)	—	(0.17)	10.75	9.24[6,7,14]	3.29[8,9]	1.32[8]	0.06[8]	607	7[7]

CLASS C

2-29-08[5]	10.75	0.10	(0.67)	(0.57)	(0.03)	(0.11)	—	(0.14)	10.04	(5.37)[6,7]	3.21[8,9]	1.31[8,18,20]	1.86[8]	828	15[7]
8-31-07[10]	10.00	—[11]	0.92	0.92	(0.06)	(0.11)	—	(0.17)	10.75	9.24[6,7,14]	3.52[8,9]	1.32[8]	—[8,11]	613	7[7]

CLASS R

2-29-08[5]	10.76	0.09	(0.65)	(0.56)	(0.07)	(0.11)	—	(0.18)	10.02	(5.26)[6,7]	9.87[8,9]	1.02[8,18,19]	1.70[8]	150	15[7]
8-31-07[10]	10.00	0.05	0.87	0.92	(0.05	(0.11)	—	(0.16)	10.76	9.33[6,7,14]	16.25[8,9]	1.08[8]	0.52[8]	119	7[7]

CLASS R1

2-29-08[5]	10.78	0.12	(0.67)	(0.55)	(0.10)	(0.11)	—	(0.21)	10.02	(5.19)[6,7]	14.67[8,9]	0.75[8,18,19]	2.22[8]	112	15[7]
8-31-07[10]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.58[6,7,14]	16.14[8,9]	0.87[8]	0.74[8]	110	7[7]

CLASS R2

2-29-08[5]	10.79	0.08	(0.60)	(0.52)	(0.13)	(0.11)	—	(0.24)	10.03	(4.94)[6,7]	6.18[8,9]	0.54[8,18,19]	1.66[8]	722	15[7]
8-31-07[10]	10.00	0.08	0.88	0.96	(0.06)	(0.11)	—	(0.17)	10.79	9.72[6,7,14]	15.23[8,9]	0.62[8]	0.92[8]	214	7[7]

CLASS R3

2-29-08[5]	10.78	0.17	(0.71)	(0.54)	(0.10)	(0.11)	—	(0.21)	10.03	(5.10)[6,7]	4.45[8,9]	0.72[8,18,19]	3.27[8]	483	15[7]
8-31-07[10]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.59[6,7,14]	15.58[8,9]	0.80[8]	0.80[8]	126	7[7]

CLASS R4

2-29-08[5]	10.80	0.14	(0.66)	(0.52)	(0.13)	(0.11)	—	(0.24)	10.04	(4.94)[6,7]	14.46[8,9]	0.45[8,18,19]	2.55[8]	121	15[7]
8-31-07[10]	10.00	0.10	0.88	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.85[6,7,14]	15.75[8,9]	0.52[8]	1.09[8]	110	7[7]

CLASS R5

2-29-08[5]	10.82	0.18	(0.69)	(0.51)	(0.16)	(0.11)	—	(0.27)	10.04	(4.87)[6,7]	6.99[8,9]	0.17[8,18,20]	3.33[8]	181	15[7]
8-31-07[10]	10.00	0.10	0.90	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.11[6,7,14]	8.22[8,9]	0.23[8]	1.08[8]	272	7[7]

CLASS 1

2-29-08[5]	10.82	0.14	(0.64)	(0.50)	(0.16)	(0.11)	—	(0.27)	10.05	(4.78)[7]	0.16[8]	0.16[8,18]	2.64[8]	175,331	15[7]
8-31-07[10]	10.00	0.07	0.93	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.22[6,7,14]	0.32[8,9]	0.20[8]	0.78[8]	64,901	7[7]

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle 2015 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%) [3]	(%) [4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	10.65	0.14	(0.54)	(0.40)	(0.14)	(0.11)	—	(0.25)	10.00	(3.89)[6,7]	1.90[8,9]	0.62[8,18,20]	2.73[8]	1,828	12[7]
8-31-07[10]	10.00	0.07	0.76	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.37[6,7,15]	2.19[8,9]	0.63[8]	0.86[8]	836	9[7]

CLASS B

2-29-08[5]	10.60	0.13	(0.57)	(0.44)	(0.06)	(0.11)	—	(0.17)	9.99	(4.22)[6,7]	4.30[8,9]	1.32[8,18,20]	2.49[8]	562	12[7]
8-31-07[10]	10.00	0.04	0.73	0.77	(0.08)	(0.09)	—	(0.17)	10.60	7.74[6,7,15]	3.28[8,9]	1.32[8]	0.46[8]	458	9[7]

CLASS C

2-29-08[5]	10.60	0.14	(0.59)	(0.45)	(0.06)	(0.11)	—	(0.17)	9.98	(4.32)[6,7]	6.19[8,9]	1.32[8,18,20]	2.72[8]	344	12[7]
8-31-07[10]	10.00	0.06	0.71	0.77	(0.08)	(0.09)	—	(0.17)	10.60	7.74[6,7,15]	4.01[8,9]	1.32[8]	0.65[8]	261	9[7]

CLASS R

2-29-08[5]	10.62	0.13	(0.56)	(0.43)	(0.10)	(0.11)	—	(0.21)	9.98	(4.10)[6,7]	14.27[8,9]	1.01[8,18,19]	2.43[8]	125	12[7]
8-31-07[10]	10.00	0.09	0.70	0.79	(0.08)	(0.09)	—	(0.17)	10.62	7.93[6,7,15]	16.63[8,9]	1.08[8]	0.99[8]	110	9[7]

CLASS R1

2-29-08[5]	10.63	0.13	(0.54)	(0.41)	(0.13)	(0.11)	—	(0.24)	9.98	(3.95)[6,7]	10.74[8,9]	0.78[8,18,19]	2.57[8]	207	12[7]
8-31-07[10]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.08[6,7,15]	16.47[8,9]	0.87[8]	1.21[8]	108	9[7]

CLASS R2

2-29-08[5]	10.65	0.14	(0.54)	(0.40)	(0.16)	(0.11)	—	(0.27)	9.98	(3.88)[6,7]	7.58[8,9]	0.53[8,18,19]	2.70[8]	390	12[7]
8-31-07[10]	10.00	0.12	0.71	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.33[6,7,15]	15.31[8,9]	0.62[8]	1.34[8]	161	9[7]

CLASS R3

2-29-08[5]	10.63	0.16	(0.57)	(0.41)	(0.13)	(0.11)	—	(0.24)	9.98	(3.95)[6,7]	12.78[8,9]	0.73[8,18,19]	3.04[8]	156	12[7]
8-31-07[10]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.10[6,7,15]	16.38[8,9]	0.80[8]	1.28[8]	108	9[7]

CLASS R4

2-29-08[5]	10.65	0.16	(0.55)	(0.39)	(0.16)	(0.11)	—	(0.27)	9.99	(3.79)[6,7]	14.49[8,9]	0.45[8,18,20]	3.01[8]	128	12[7]
8-31-07[10]	10.00	0.14	0.69	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.35[6,7,15]	16.08[8,9]	0.52[8]	1.56[8]	108	9[7]

CLASS R5

2-29-08[5]	10.67	0.12	(0.50)	(0.38)	(0.19)	(0.11)	—	(0.30)	9.99	(3.73)[6,7]	10.22[8,9]	0.20[8,18,19]	2.31[8]	512	12[7]
8-31-07[10]	10.00	0.16	0.69	0.85	(0.09)	(0.09)	—	(0.18)	10.67	8.61[6,7,15]	15.77[8,9]	0.23[8]	1.84[8]	109	9[7]

CLASS 1

2-29-08[5]	10.68	0.16	(0.54)	(0.38)	(0.19)	(0.11)	—	(0.30)	10.00	(3.72)[7]	0.17[8]	0.17[8,18]	3.08[8]	145,929	12[7]
8-31-07[10]	10.00	0.10	0.76	0.86	(0.09)	(0.09)	—	(0.18)	10.68	8.72[6,7,15]	0.36[8,9]	0.20[8]	1.19[8]	55,723	9[7]

See notes to financial statements

Semiannual report | Lifecycle Portfolios

Financial highlights

Continued

Lifecycle 2010 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($) [1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%) [3]	(%)[4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	10.54	0.17	(0.46)	(0.29)	(0.16)	(0.09)	—	(0.25)	10.00	(2.85)[6,7]	2.17[8,9]	0.65[8,18,20]	3.21[8]	1,482	13[7]
8-31-07[10]	10.00	0.12	0.57	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.99[6,7,16]	2.45[8,9]	0.63[8]	1.42[8]	665	17[7]

CLASS B

2-29-08[5]	10.49	0.12	(0.45)	(0.33)	(0.08)	(0.09)	—	(0.17)	9.99	(3.18)[6,7]	9.74[8,9]	1.35[8,18,20]	2.41[8]	276	13[7]
8-31-07[10]	10.00	0.11	0.52	0.63	(0.08)	(0.06)	—	(0.14)	10.49	6.36[6,7,16]	5.13[8,9]	1.30[8]	1.23[8]	131	17[7]

CLASS C

2-29-08[5]	10.50	0.15	(0.49)	(0.34)	(0.08)	(0.09)	—	(0.17)	9.99	(3.28)[6,7]	3.53[8,9]	1.35[8,18,19]	2.85[8]	892	13[7]
8-31-07[10]	10.00	0.10	0.54	0.64	(0.08)	(0.06)	—	(0.14)	10.50	6.46[6,7,16]	4.20[8,9]	1.32[8]	1.15[8]	415	17[7]

CLASS R

2-29-08[5]	10.51	0.16	(0.47)	(0.31)	(0.13)	(0.09)	—	(0.22)	9.98	(3.07)[6,7]	15.48[8,9]	1.04[8,18,19]	3.00[8]	103	13[7]
8-31-07[10]	10.00	0.13	0.52	0.65	(0.08)	(0.06)	—	(0.14)	10.51	6.56[6,7,16]	17.12[8,9]	1.09[8]	1.49[8]	107	17[7]

CLASS R1

2-29-08[5]	10.52	0.17	(0.47)	(0.30)	(0.15)	(0.09)	—	(0.24)	9.98	(2.91)[6,7]	15.10[8,9]	0.79[8,18,19]	3.22[8]	109	13[7]
8-31-07[10]	10.00	0.15	0.52	0.67	(0.09)	(0.06)	—	(0.15)	10.52	6.70[6,7,16]	16.89[8,9]	0.87[8]	1.70[8]	107	17[7]

CLASS R2

2-29-08[5]	10.54	0.07	(0.36)	(0.29)	(0.18)	(0.09)	—	(0.27)	9.98	(2.85)[6,7]	7.66[8,9]	0.63[8,18,19]	1.44[8]	1,308	13[7]
8-31-07[10]	10.00	0.17	0.52	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.95[6,7,16]	16.62[8,9]	0.62[8]	1.95[8]	107	17[7]

CLASS R3

2-29-08[5]	10.53	0.23	(0.54)	(0.31)	(0.15)	(0.09)	—	(0.24)	9.98	(3.00)[6,7]	4.93[8,9]	0.76[8,18,19]	4.39[8]	462	13[7]
8-31-07[10]	10.00	0.16	0.52	0.68	(0.09)	(0.06)	—	(0.15)	10.53	6.82[6,7,16]	16.81[8,9]	0.80[8]	1.77[8]	107	17[7]

CLASS R4

2-29-08[5]	10.55	0.18	(0.47)	(0.29)	(0.18)	(0.09)	—	(0.27)	9.99	(2.84)[6,7]	14.76[8,9]	0.49[8,18,19]	3.52[8]	120	13[7]
8-31-07[10]	10.00	0.18	0.52	0.70	(0.09)	(0.06)	—	(0.15)	10.55	7.08[6,7,16]	16.51[8,9]	0.52[8]	2.06[8]	107	17[7]

CLASS R5

2-29-08[5]	10.57	0.19	(0.46)	(0.27)	(0.21)	(0.09)	—	(0.30)	10.00	(2.69)[6,7]	14.03[8,9]	0.22[8,18,20]	3.67[8]	121	13[7]
8-31-07[10]	10.00	0.21	0.52	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.33[6,7,16]	16.20[8,9]	0.23[8]	2.34[8]	107	17[7]

CLASS 1

2-29-08[5]	10.57	0.18	(0.45)	(0.27)	(0.21)	(0.09)	—	(0.30)	10.00	(2.69)[6,7]	0.21[8,9]	0.20[8,18]	3.51[8]	82,825	13[7]
8-31-07[10]	10.00	0.16	0.57	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.34[6,7,16]	0.56[8,9]	0.20[8]	1.78[8]	25,428	17[7]

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle Retirement Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	thousands)	turnover
Period ended	($)	($) [1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%) [4]	(%) [1]	($)	(%)

CLASS A

2-29-08[5]	10.33	0.19	(0.34)	(0.15)	(0.20)	(0.11)	—	(0.31)	9.87	(1.55)[6,7]	0.96[8,9]	0.67[8,18,19]	3.77[8]	8,467	40[7]
8-31-07[10]	10.00	0.15	0.46	0.61	(0.20)	(0.08)	—	(0.28)	10.33	6.19[6,7,17]	1.24[8,9]	0.68[8]	1.82[8]	4,270	56[7]

CLASS B

2-29-08[5]	10.31	0.17	(0.36)	(0.19)	(0.16)	(0.11)	—	(0.27)	9.85	(1.89)[6,7]	4.76[8,9]	1.37[8,18,19]	3.40[8]	381	40[7]
8-31-07[10]	10.00	0.15	0.39	0.54	(0.15)	(0.08)	—	(0.23)	10.31	5.47[6,7,17]	3.17[8,9]	1.36[8]	1.69[8]	387	56[7]

CLASS C

2-29-08[5]	10.31	0.15	(0.34)	(0.19)	(0.16)	(0.11)	—	(0.27)	9.85	(1.90)[6,7]	1.92[8,9]	1.37[8,18,19]	2.92[8]	4,880	40[7]
8-31-07[10]	10.00	0.11	0.43	0.54	(0.15)	(0.08)	—	(0.23)	10.31	5.48[6,7,17]	2.59[8,9]	1.38[8]	1.26[8]	1,358	56[7]

CLASS R

2-29-08[5]	10.31	0.18	(0.35)	(0.17)	(0.18)	(0.11)	—	(0.29)	9.85	(1.71)[6,7]	15.58[8,9]	1.05[8,18,19]	3.49[8]	104	40[7]
8-31-07[10]	10.00	0.18	0.37	0.55	(0.16)	(0.08)	—	(0.24)	10.31	5.55[6,7,17]	16.32[8,9]	1.12[8]	2.04[8]	106	56[7]

CLASS R1

2-29-08[5]	10.31	0.19	(0.35)	(0.16)	(0.19)	(0.11)	—	(0.30)	9.85	(1.59)[6,7]	15.31[8,9]	0.80[8,18,19]	3.74[8]	104	40[7]
8-31-07[10]	10.00	0.19	0.38	0.57	(0.18)	(0.08)	—	(0.26)	10.31	5.73[6,7,17]	16.09[8,9]	0.91[8]	2.25[8]	106	56[7]

CLASS R2

2-29-08[5]	10.31	0.19	(0.32)	(0.13)	(0.21)	(0.11)	—	(0.32)	9.86	(1.37)[6,7]	13.33[8,9]	0.56[8,18,20]	3.76[8]	152	40[7]
8-31-07[10]	10.00	0.22	0.37	0.59	(0.20)	(0.08)	—	(0.28)	10.31	5.90[6,7,17]	15.77[8,9]	0.66[8]	2.49[8]	110	56[7]

CLASS R3

2-29-08[5]	10.31	0.22	(0.37)	(0.15)	(0.19)	(0.11)	—	(0.30)	9.86	(1.49)[6,7]	11.68[8,9]	0.78[8,18,19]	4.32[8]	179	40[7]
8-31-07[10]	10.00	0.20	0.37	0.57	(0.18)	(0.08)	—	(0.26)	10.31	5.77[6,7,17]	16.01[8,9]	0.84[8]	2.32[8]	106	56[7]

CLASS R4

2-29-08[5]	10.32	0.21	(0.35)	(0.14)	(0.21)	(0.11)	—	(0.32)	9.86	(1.46)[6,7]	14.97[8,9]	0.50[8,18,20]	4.04[8]	105	40[7]
8-31-07[10]	10.00	0.23	0.37	0.60	(0.20)	(0.08)	—	(0.28)	10.32	6.07[6,7,17]	15.71[8,9]	0.55[8]	2.60[8]	106	56[7]

CLASS R5

2-29-08[5]	10.32	0.22	(0.34)	(0.12)	(0.22)	(0.11)	—	(0.33)	9.87	(1.24)[6,7]	14.65[8,9]	0.24[8,18,19]	4.30[8]	106	40[7]
8-31-07[10]	10.00	0.25	0.37	0.62	(0.22)	(0.08)	—	(0.30)	10.32	6.27[6,7,17]	15.41[8,9]	0.27[8]	2.89[8]	106	56[7]

CLASS 1

2-29-08[5]	10.32	0.18	(0.30)	(0.12)	(0.22)	(0.11)	—	(0.33)	9.87	(1.24)[7]	0.22[8]	0.22[8,18]	3.67[8]	176,665	40[7]
8-31-07[10]	10.00	0.19	0.43	0.62	(0.22)	(0.08)	—	(0.30)	10.32	6.296.7.17	0.38[8,9]	0.25[8]	2.24[8]	65,651	56[7]

See notes to financial statements

Semiannual report | Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Notes to Financial Highlights

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.

11 Less than $0.01 per share.

12 The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.00%, 11.26% and 11.52% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2 and Class 1.

13 The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.03% and 10.91% for Class R and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1.

14 The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total returns would have been 9.48% and 10.12% for Class R1 and Class 1, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4 and Class R5.

15 The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 7.83%, 7.98% and 8.22% for Class R, Class R1 and Class R2, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1.

16 The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.45%, 6.85%, 6.72%, 6.97% and 7.23% for Class R, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1 and Class 1.

17 The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 5.45%, 5.63%, 5.90%, 5.67%, 5.97% and 6.17% for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C and Class 1.

18 The annualized weighted average expense ratio of the underlying funds reflects the indirect expense impact to the fund from its investment in the underlying funds, based on the actual expense ratio of each underlying fund weighted for the fund’s relative average investment therein are as follows:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010	Retirement
2/29/08	0.75%	0.75%	0.75%	0.75%	0.73%	0.72%	0.72%	0.70%	0.62%

19 Includes transfer agent fee earned credit of less than 0.01% to average net assets.

20 Includes transfer agent fee earned credit of 0.01% to average net assets.

See notes to financial statements

Lifecycle Portfolios | Semiannual report

Notes to financial statements (unaudited)

1. Organization of the Trust

The John Hancock Funds II (the “Trust” or “JHF II”) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers eighty-five separate investment funds, nine of which are covered by this report: Lifecycle 2045, Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015, Lifecycle 2010 and Lifecycle Retirement (collectively, “Lifecycle Portfolios” or “the Portfolios”).

Each of the Lifecycle Portfolios is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Lifecycle Portfolios operate as “fund of funds”, investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (“JHF III”) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (“JHIMS”or the “Adviser”) and distributed by John Hancock Funds, LLC (the “Distributor”).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971 for JHF II, File #811-21777, CIK 0001329954 for JHF III and File #811-0560, CIK 0000022370 for JH Small Cap Intrinsic Value Fund. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. The shares of each class represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

At February 29, 2008, John Hancock USA owned shares of beneficial interest for the following Portfolios:

Portfolio	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifecycle 2045	$10,408	$10,408	$10,422	$10,227	$10,447	$10,436	$10,450	$10,463
Lifecycle 2040	—	10,399	10,412	10,425	—	—	10,440	10,453
Lifecycle 2035	—	—	10,350	10,363	10,375	10,364	10,378	10,391
Lifecycle 2030	—	—	10,353	10,384	10,415	—	10,418	10,450
Lifecycle 2025	—	—	10,345	10,376	—	—	10,410	—
Lifecycle 2020	—	—	—	10,368	10,399	—	10,402	—
Lifecycle 2015	—	—	10,371	10,402	10,433	10,403	10,435	—
Lifecycle 2010	10,308	—	10,350	10,380	10,411	—	10,413	10,445
Lifecycle Retirement	—	—	10,533	10,563	10,594	10,568	10,601	10,633

2. Significant accounting policies

In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Semiannual report | Lifecycle Portfolios

Securities valuation

The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Investments by the Lifecycle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee when applicable.

Investment risk

The Fund may invest a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial-statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk–related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial-statement disclosures.

Security transactions and related investment income

Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.

Lifecycle Portfolios | Semiannual report

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, transfer agency fees, blue sky fees, and printing and postage fees, are accrued daily and charged directly to the respective share classes. Expenses in the Lifecycle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying affiliated funds. Because the affiliated underlying funds have varied expense levels and the Lifecycle Portfolios may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifecycle Portfolios will vary.

Purchased and written options

Lifecycle Retirement may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When the Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

When the Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolio may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended February 29, 2008, were as follows:

Lifecycle Retirement	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	—
Options written	10	$53,470
Option closed	(10)	(53,470)
Options expired	—	—
Outstanding, end of period	—	—

There were no open written options outstanding as of February 29, 2008.

Futures

Lifecycle Retirement may purchase and sell financial futures contracts and options on those contracts. The Portfolio invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes, or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolio.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

Semiannual report | Lifecycle Portfolios

When the Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at February 29, 2008:

						Unrealized
		Number of		Expiration	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Lifecycle Retirement	S&P 500 Index Futures	95	Long	Mar 2008	$6,323,675	($470,757)

	U. S. Treasury 10-Year
	Note Futures	15	Short	Jun 2008	1,759,219	(27,058)

						($497,815)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes , an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended August 31, 2007, the tax character of distributions paid was as follows:

		Year Ended August 31, 2007 Distributions

	Ordinary	Long Term	Return of
Portfolio	Income	Capital Gains	Capital	Total

Lifecycle 2045	$31,888	$637	—	$32,525
Lifecycle 2040	30,881	618	—	31,499
Lifecycle 2035	36,296	694	—	36,990
Lifecycle 2030	52,233	1,157	—	53,390
Lifecycle 2025	65,770	1,449	—	67,219
Lifecycle 2020	62,687	1,384	—	64,071
Lifecycle 2015	40,828	1,031	—	41,859
Lifecycle 2010	22,506	655	—	23,161
Lifecycle Retirement	607,108	—	—	607,108

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2007, the components of distributable earnings on a tax basis, were as follows:

	Undistributed	Undistributed		Post-
	Ordinary	Long Term Capital	Capital Loss	October
Portfolio	Income	Gains	Carryforward	Deferral

Lifecycle 2045	—	—	—	—
Lifecycle 2040	—	—	—	—
Lifecycle 2035	—	—	—	—
Lifecycle 2030	$5,299	—	—	—
Lifecycle 2025	65,297	—	—	—
Lifecycle 2020	140,985	—	—	—
Lifecycle 2015	185,162	—	—	—
Lifecycle 2010	148,262	—	—	—
Lifecycle Retirement	169,460	$51,620	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Lifecycle Portfolios | Semiannual report

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Book/tax differences are primarily attributable to derivative transactions, foreign currency transactions and investments in passive foreign investment companies.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III. Under the Advisory Agreement, the Portfolios pay a daily management fee to the Adviser as stated below:

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion
Portfolio	Aggregate Net Assets	of Aggregate Net Assets

Lifecycle Portfolios	0.06%	0.05%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule, and that rate is applied to the Other Assets of each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion
Portfolio	Aggregate Net Assets	of Aggregate Net Assets

Lifecycle Portfolios	0.51%	0.50%

The Portfolios are not responsible for the payment of subadvisory fees.

The investment management fees incurred for the period ended February 29, 2008, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Lifecycle 2045	0.06%	Lifecycle 2020	0.06%
Lifecycle 2040	0.06%	Lifecycle 2015	0.06%
Lifecycle 2035	0.06%	Lifecycle 2010	0.06%
Lifecycle 2030	0.06%	Lifecycle Retirement	0.11%
Lifecycle 2025	0.06%

Expense reimbursements

The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, underlying fund expenses, Rule 12b-1 fees, transfer agency fees, service plan fees, blue sky fees, printing and postage fees, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other expenses not incurred in the ordinary course of the Portfolios’ business, and fees under any agreement or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolios in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.50% for Class A, 1.20% for Class B, 1.20% for Class C, 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4 and 0.10% for Class R5, and 0.05% for Class 1 for the Lifecycle funds. These expense reimbursements shall continue in effect Lifecycle Portfolios until December 31, 2008, and thereafter until terminated by the Adviser on notice to JHF II.

From January 1, 2007 to December 31, 2007, the Adviser had agreed to reimburse or to make a payment to a specific class of shares of the Portfolios in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B, 1.35% for Class C, 1.20% for Class R, 0.95% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55% for Class R4 and 0.25% for Class R5, for Lifecycle 2045, Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015 and Lifecycle 2010 and 0.69% for Class A, 1.39% for Class B, 1.39% for Class C, 1.24% for Class R, 0.99% for Class R1, 0.74% for Class R2, 0.89% for Class R3, 0.59% for Class R4, 0.29% for Class R5 for Lifecycle Retirement.

Semiannual report | Lifecycle Portfolios

For the period ended February 29, 2008, the expense reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

				Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5	Class 1

Lifecycle 2045	$8,394	$7,714	$7,714	$7,708	$7,711	$7,699	$7,723	$7,739	$7,723	$8,044
Lifecycle 2040	7,824	7,706	7,682	7,701	7,692	7,632	7,716	7,729	7,718	5,703
Lifecycle 2035	7,832	7,708	7,733	7,722	7,754	7,702	7,730	7,730	7,739	—
Lifecycle 2030	7,887	7,757	7,731	7,740	7,726	7,689	7,689	7,730	7,717	—
Lifecycle 2025	7,839	7,744	7,742	7,685	7,679	7,650	7,647	7,719	7,693	—
Lifecycle 2020	8,103	7,795	7,728	7,640	7,690	7,562	7,620	7,717	7,918	—
Lifecycle 2015	7,855	7,819	7,711	7,683	7,652	7,618	7,693	7,715	7,688	—
Lifecycle 2010	7,922	7,675	7,736	7,690	7,692	7,542	7,628	7,718	7,700	2,445
Lifecycle Retirement	8,885	7,791	7,939	7,685	7,684	7,671	7,680	7,710	7,694	—

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the period ended February 29, 2008, were equivalent to an annual effective rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and service plans

The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolios make daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolios pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the period ended February 29, 2008:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010	Retirement

Net sales charges	$5,067	$12,269	$5,146	$12,954	$23,980	$41,483	$28,549	$21,022	$121,184
Retained for printing
prospectuses, advertising
and sales literature	701	2,001	720	1,914	3,963	6,761	4,852	3,543	20,637
Sales commission to
unrelated broker-dealers	4,342	10,268	4,129	11,038	18,046	34,642	23,697	17,471	99,285
Sales commission to
affiliated sales personnel	24	—	297	2	1,971	80	—	8	1,262

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the period ended February 29, 2008, CDSCs received by the Distributor amounted to $827, $176, $1,224 and $1,186 for Lifecycle 2040, Lifecycle 2035, Lifecycle 2025 and Lifecycle 2020, respectively, for Class B shares. There were no CDSCs received by the Distributor for Lifecycle 2045, Lifecycle 2030, Lifecycle 2015, Lifecycle 2010 and Lifecycle Retirement for Class B shares. CDSCs received by the Distributor amounted to $148, $197, $639, $147, $19, $70 and $400 for Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2010 and Lifecycle Retirement, respectively There were no CDSCs received by the Distributor for Lifecycle 2045 and Lifecycle 2015 for Class C shares.

Lifecycle Portfolios | Semiannual report

Transfer agent fees

The Portfolios have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has contractually agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares average daily net assets. This agreement is effective until December 31, 2008. In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended February 29, 2008, the transfer agent voluntary fees reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

	Transfer agent fee reduction by class

Portfolio	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifecycle 2045	$40	$50	$51	$41	$10	$15
Lifecycle 2040	57	39	56	69	11	28
Lifecycle 2035	39	61	62	30	10	33
Lifecycle 2030	63	52	54	62	11	21
Lifecycle 2025	46	50	74	39	13	32
Lifecycle 2020	56	39	56	68	13	32
Lifecycle 2015	42	45	65	52	13	19
Lifecycle 2010	27	25	30	62	10	19
Lifecycle Retirement	18	28	44	29	19	20

Signature Services reserves the right to terminate this limitation at any time.

In August 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the period ended February 29, 2008, the Fund’s transfer agent fees and out of pocket expenses were reduced by the following amount for transfer agent credits earned.

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010	Retirement

Transfer agent
earning credit	$34	$32	$37	$51	$46	$60	$44	$27	$71

Class level expenses for the period ended February 29, 2008, were as follows:

		Distribution and	Transfer		Printing and
Portfolio	Share class	service fees	agent fees	Blue sky fees	postage fees

Lifecycle 2045	Class A	$2,240	$1,509	$7,459	$676
	Class B	949	196	7,459	217
	Class C	880	181	7,459	226
	Class R	488	74	7,458	282
	Class R1	288	81	7,458	280
	Class R2	178	88	7,458	280
	Class R3	350	78	7,458	278
	Class R4	140	39	7,458	280
	Class R5	—	45	7,458	253
	Class 1	9,110	—	—	—
	Total	$14,623	$2,291	$67,125	$2,772

Lifecycle 2040	Class A	$1,216	$823	$7,459	$273
	Class B	1,094	226	7,459	220
	Class C	831	171	7,459	206
	Class R	449	89	7,458	280
	Class R1	345	74	7,458	280
	Class R2	376	133	7,458	280
	Class R3	492	120	7,458	290
	Class R4	147	41	7,458	280
	Class R5	—	60	7,458	257
	Class 1	10,784	—	—	—
	Total	$15,734	$1,737	$67,125	$2,366

Semiannual report | Lifecycle Portfolios

		Distribution and	Transfer		Printing and
Portfolio	Share class	service fees	agent fees	Blue sky fees	postage fees

Lifecycle 2035	Class A	$1,224	$830	$7,459	$361
	Class B	2,278	463	7,459	242
	Class C	1,470	301	7,459	268
	Class R	476	73	7,458	280
	Class R1	290	92	7,458	280
	Class R2	235	112	7,458	284
	Class R3	331	64	7,458	277
	Class R4	142	38	7,458	280
	Class R5	—	70	7,458	262
	Class 1	16,414	—	—	—
	Total	$22,860	$2,043	$67,125	$2,534

Lifecycle 2030	Class A	$2,368	$1,597	$7,459	$410
	Class B	1,637	338	7,459	288
	Class C	2,699	551	7,459	262
	Class R	573	104	7,458	284
	Class R1	337	88	7,458	280
	Class R2	249	106	7,458	278
	Class R3	1,079	172	7,458	275
	Class R4	139	39	7,458	278
	Class R5	—	58	7,458	253
	Class 1	21,013	—	—	—
	Total	$30,094	$3,053	$67,125	$2,608

Lifecycle 2025	Class A	$1,395	$948	$7,459	$380
	Class B	1,705	351	7,459	286
	Class C	1,522	313	7,459	284
	Class R	454	78	7,458	279
	Class R1	310	83	7,458	279
	Class R2	289	135	7,458	278
	Class R3	812	121	7,458	291
	Class R4	139	42	7,458	278
	Class R5	—	70	7,458	253
	Class 1	28,674	—	—	—
	Total	$35,300	$2,141	$67,125	$2,608

Lifecycle 2020	Class A	$3,257	$2,191	$7,459	$644
	Class B	4,064	828	7,459	337
	Class C	4,082	832	7,459	269
	Class R	653	102	7,458	277
	Class R1	278	68	7,458	277
	Class R2	338	126	7,458	277
	Class R3	1,031	173	7,458	278
	Class R4	138	42	7,458	277
	Class R5	—	91	7,458	473
	Class 1	28,052	—	—	—
	Total	$41,893	$4,453	$67,125	$3,109

Lifecycle Portfolios | Semiannual report

		Distribution and	Transfer		Printing and
Portfolio	Share class	service fees	agent fees	Blue sky fees	postage fees

Lifecycle 2015	Class A	$1,850	$1,256	$7,459	$397
	Class B	2,629	535	7,459	360
	Class C	1,584	321	7,459	253
	Class R	437	73	7,458	275
	Class R1	386	86	7,458	275
	Class R2	272	121	7,458	277
	Class R3	321	85	7,458	271
	Class R4	138	42	7,458	275
	Class R5	—	58	7,458	249
	Class 1	23,537	—	—	—
	Total	$31,154	$2,577	$67,125	$2,632

Lifecycle 2010	Class A	$1,572	$1,059	$7,459	$422
	Class B	915	186	7,459	209
	Class C	3,549	716	7,459	246
	Class R	401	55	7,458	271
	Class R1	270	54	7,458	273
	Class R2	269	85	7,458	271
	Class R3	923	156	7,458	269
	Class R4	135	37	7,458	273
	Class R5	—	48	7,458	248
	Class 1	12,721	—	—	—
	Total	$20,755	$2,396	$67,125	$2,482

Lifecycle Retirement	Class A	$9,351	$6,275	$7,459	$1,428
	Class B	2,299	465	7,459	333
	Class C	14,409	2,902	7,459	480
	Class R	397	46	7,458	269
	Class R1	266	55	7,458	269
	Class R2	151	76	7,458	268
	Class R3	354	65	7,458	266
	Class R4	133	47	7,458	269
	Class R5	—	48	7,458	244
	Class 1	28,651	—	—	—
	Total	$56,011	$9,979	$67,125	$3,826

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

Semiannual report | Lifecycle Portfolios

5. Capital shares

Share activities for the Portfolios for the period ended February 29, 2008, was as follows:

Lifecycle 2045 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	124,259	$1,386,752	32,810	$356,468
Distributions reinvested	235	2,410	2,858	30,547
Repurchased	(1,362)	(15,519)	(15,622)	(161,381)
Net increase (decrease)	123,132	$1,373,643	20,046	$225,634

Class B shares

Sold	13,076	$134,159	10,782	$116,675
Distributions reinvested	223	2,290	316	3,363
Repurchased	—	—	(477)	(5,210)
Net increase (decrease)	13,299	$136,449	10,621	$114,828

Class C shares

Sold	13,755	$139,477	3,509	$39,403
Distributions reinvested	224	2,290	292	3,103
Repurchased	(2)	(20)	(11)	(115)
Net increase (decrease)	13,977	$141,747	3,790	$42,391

Class R shares

Sold	10,833	$109,197	2,893	$30,128
Distributions reinvested	222	2,282	232	2,465
Repurchased	(2)	(21)	(1)	(15)
Net increase (decrease)	11,053	$111,458	3,124	$32,578

Class R1 shares

Sold	10,116	$101,285	1,013	$10,495
Distributions reinvested	227	2,325	214	2,285
Repurchased	(2)	(20)	(51)	(490)
Net increase (decrease)	10,341	$103,590	1,176	$12,290

Class R2 shares

Sold	10,429	$104,746	6,943	$75,259
Distributions reinvested	231	2,368	314	3,359
Repurchased	(2)	(22)	(344)	(3,758)
Net increase (decrease)	10,658	$107,092	6,913	$74,860

Class R3 shares

Sold	10,529	$105,905	7,629	$81,465
Distributions reinvested	229	2,342	295	3,145
Repurchased	(2)	(22)	(407)	(4,375)
Net increase (decrease)	10,756	$108,225	7,517	$80,235

Class R4 shares

Sold	10,000	$100,000	429	$4,277
Distributions reinvested	233	2,393	216	2,312
Net increase (decrease)	10,233	$102,393	645	$6,589

Class R5 shares

Sold	10,000	$100,000	3,374	$34,993
Distributions reinvested	238	2,444	225	2,409
Net increase (decrease)	10,238	$102,444	3,599	$37,402

Class 1 shares

Sold	2,141,873	$23,604,482	3,449,497	$36,951,997
Distributions reinvested	1,110	11,381	78,533	841,091
Repurchased	(29,626)	(325,498)	(9,257)	(105,811)
Net increase (decrease)	2,113,357	$23,290,365	3,518,773	$37,687,277

Net increase (decrease)	2,327,044	$25,577,406	3,576,204	$38,314,084

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Lifecycle Portfolios | Semiannual report

Lifecycle 2040 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	53,068	$571,474	48,964	$540,407
Distributions reinvested	218	2,240	1,861	19,891
Repurchased	—	—	(15,421)	(158,906)
Net increase (decrease)	53,286	$573,714	35,404	$401,392

Class B shares

Sold	14,639	$150,579	14,863	$161,589
Distributions reinvested	206	2,121	439	4,680
Repurchased	(468)	(4,938)	(11,814)	(118,897)
Net increase (decrease)	14,377	$147,762	3,488	$47,372

Class C shares

Sold	11,420	$115,887	7,152	$79,839
Distributions reinvested	206	2,121	323	3,444
Repurchased	(2)	(21)	(2,133)	(22,489)
Net increase (decrease)	11,624	$117,987	5,342	$60,794

Class R shares

Sold	10,337	$103,722	1,382	$14,437
Distributions reinvested	206	2,112	222	2,371
Repurchased	(2)	(21)	(1)	(9)
Net increase (decrease)	10,541	$105,813	1,603	$16,799

Class R1 shares

Sold	10,032	$100,352	4,601	$52,147
Distributions reinvested	210	2,155	294	3,140
Repurchased	(2)	(21)	—	—
Net increase (decrease)	10,240	$102,486	4,895	$55,287

Class R2 shares

Sold	24,799	$261,681	17,172	$177,985
Distributions reinvested	214	2,198	582	6,223
Repurchased	(5)	(53)	(10,860)	(109,080)
Net increase (decrease)	25,008	$263,826	6,894	$75,128

Class R3 shares

Sold	12,679	$130,104	11,991	$134,198
Distributions reinvested	211	2,172	489	5,218
Repurchased	(2)	(22)	(10,988)	(110,105)
Net increase (decrease)	12,888	$132,254	1,492	$29,311

Class R4 shares

Sold	10,002	$100,020	9,031	$92,112
Distributions reinvested	216	2,223	224	2,393
Repurchased	(2)	(22)	(3,167)	(33,165)
Net increase (decrease)	10,216	$102,221	6,088	$61,340

Class R5 shares

Sold	10,269	$102,858	12,128	$125,991
Distributions reinvested	221	2,275	239	2,561
Repurchased	(2)	(22)	—	—
Net increase (decrease)	10,488	$105,111	12,367	$128,552

Class 1 shares

Sold	2,375,526	$26,086,277	4,370,046	$46,835,057
Distributions reinvested	1,157	11,882	93,889	1,006,487
Repurchased	(15,090)	(158,719)	(14,594)	(168,348)
Net increase (decrease)	2,361,593	$25,939,440	4,449,341	$47,673,196

Net increase (decrease)	2,520,261	$27,590,614	4,526,914	$48,549,171

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Semiannual report | Lifecycle Portfolios

Lifecycle 2035 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	61,634	$679,752	66,103	$721,715
Distributions reinvested	156	1,608	1,673	17,995
Repurchased	(6,467)	(69,755)	(13,854)	(150,572)
Net increase (decrease)	55,323	$611,605	53,922	$589,138

Class B shares

Sold	35,972	$385,605	20,999	$232,614
Distributions reinvested	144	1,488	873	9,357
Repurchased	(63)	(665)	(12,594)	(136,975)
Net increase (decrease)	36,053	$386,428	9,278	$104,996

Class C shares

Sold	22,044	$230,444	15,269	$173,436
Distributions reinvested	144	1,488	536	5,740
Repurchased	(2)	(21)	(12,113)	(133,101)
Net increase (decrease)	22,186	$231,911	3,692	$46,075

Class R shares

Sold	10,258	$102,858	15,356	$155,884
Distributions reinvested	143	1,480	229	2,452
Repurchased	(2)	(21)	(4,942)	(50,008)
Net increase (decrease)	10,399	$104,317	10,643	$108,328

Class R1 shares

Sold	10,056	$100,617	1,794	$18,527
Distributions reinvested	147	1,522	217	2,332
Repurchased	(2)	(21)	(33)	(320)
Net increase (decrease)	10,201	$102,118	1,978	$20,539

Class R2 shares

Sold	13,697	$141,109	19,328	$201,351
Distributions reinvested	152	1,565	306	3,296
Repurchased	(2)	(22)	(146)	(1,591)
Net increase (decrease)	13,847	$142,652	19,488	$203,056

Class R3 shares

Sold	10,002	$100,021	4,716	$52,134
Distributions reinvested	149	1,539	285	3,057
Repurchased	(2)	(22)	(41)	(421)
Net increase (decrease)	10,149	$101,538	4,960	$54,770

Class R4 shares

Sold	10,000	$100,000	2,179	$21,937
Distributions reinvested	154	1,591	224	2,407
Net increase (decrease)	10,154	$101,591	2,403	$24,344

Class R5 shares

Sold	10,622	$106,656	10,603	$111,184
Distributions reinvested	159	1,642	250	2,699
Repurchased	(2)	(22)	—	—
Net increase (decrease)	10,779	$108,276	10,853	$113,883

Class 1 shares

Sold	3,619,334	$39,775,763	6,485,304	$69,978,901
Distributions reinvested	2,233	23,067	144,091	1,554,738
Repurchased	(32,200)	(353,406)	(42,109)	(482,839)
Net increase (decrease)	3,589,367	$39,445,424	6,587,286	$71,050,800

Net increase (decrease)	3,768,458	$41,335,860	6,704,503	$72,315,929

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Lifecycle Portfolios | Semiannual report

Lifecycle 2030 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	104,649	$1,154,412	119,224	$1,287,340
Distributions reinvested	209	2,144	2,865	30,623
Repurchased	(766)	(8,094)	(26,031)	(279,108)
Net increase (decrease)	104,092	$1,148,462	96,058	$1,038,855

Class B shares

Sold	27,333	$287,630	25,625	$265,857
Distributions reinvested	197	2,024	396	4,233
Repurchased	(39)	(437)	(18,424)	(194,089)
Net increase (decrease)	27,491	$289,217	7,597	$76,001

Class C shares

Sold	50,632	$529,920	14,796	$159,854
Distributions reinvested	197	2,024	577	6,169
Repurchased	—	—	(16,533)	(179,054)
Net increase (decrease)	50,829	$531,944	(1,160)	($13,031)

Class R shares

Sold	11,832	$120,346	6,110	$63,662
Distributions reinvested	196	2,016	221	2,357
Repurchased	(2)	(21)	(116)	(1,153)
Net increase (decrease)	12,026	$122,341	6,215	$64,866

Class R1 shares

Sold	10,080	$100,887	11,950	$120,737
Distributions reinvested	201	2,059	208	2,217
Repurchased	(2)	(21)	—	—
Net increase (decrease)	10,279	$102,925	12,158	$122,954

Class R2 shares

Sold	12,892	$131,544	23,721	$244,585
Distributions reinvested	205	2,102	331	3,534
Repurchased	(2)	(22)	(1,459)	(14,699)
Net increase (decrease)	13,095	$133,624	22,593	$233,420

Class R3 shares

Sold	10,079	$100,857	46,867	$526,589
Distributions reinvested	202	2,076	933	9,945
Repurchased	(2)	(22)	(14,537)	(158,946)
Net increase (decrease)	10,279	$102,911	33,263	$377,588

Class R4 shares

Sold	10,002	$100,020	438	$4,341
Distributions reinvested	207	2,127	211	2,244
Repurchased	(2)	(22)	—	—
Net increase (decrease)	10,207	$102,125	649	$6,585

Class R5 shares

Sold	10,000	$100,000	14,582	$151,818
Distributions reinvested	212	2,178	240	2,566
Net increase (decrease)	10,212	$102,178	14,822	$154,384

Class 1 shares

Sold	4,625,239	$50,428,286	8,724,548	$92,981,135
Distributions reinvested	3,380	34,640	187,107	1,996,434
Repurchased	(46,270)	(488,058)	(16,257)	(189,071)
Net increase (decrease)	4,582,349	$49,974,868	8,895,398	$94,788,498

Net increase (decrease)	4,830,859	$52,610,595	9,087,593	$96,850,120

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Semiannual report | Lifecycle Portfolios

Lifecycle 2025 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	60,756	$647,664	113,355	$1,194,498
Distributions reinvested	191	1,958	1,640	17,449
Repurchased	—	—	(22,797)	(249,210)
Net increase (decrease)	60,947	$649,622	92,198	$962,737

Class B shares

Sold	23,983	$250,457	35,084	$367,208
Distributions reinvested	179	1,838	322	3,416
Repurchased	(370)	(3,914)	(14,418)	(150,634)
Net increase (decrease)	23,792	$248,381	20,988	$219,990

Class C shares

Sold	21,270	$220,502	27,704	$300,345
Distributions reinvested	179	1,838	344	3,655
Repurchased	(2)	(21)	(11,728)	(123,358)
Net increase (decrease)	21,447	$222,319	16,320	$180,642

Class R shares

Sold	10,312	$103,398	2,157	$22,587
Distributions reinvested	178	1,830	185	1,963
Repurchased	—	—	(1)	(8)
Net increase (decrease)	10,490	$105,228	2,341	$24,542

Class R1 shares

Sold	10,040	$100,442	5,475	$57,219
Distributions reinvested	183	1,873	232	2,456
Repurchased	(2)	(21)	—	—
Net increase (decrease)	10,221	$102,294	5,707	$59,675

Class R2 shares

Sold	10,622	$106,772	22,635	$244,768
Distributions reinvested	187	1,915	391	4,146
Repurchased	(2)	(22)	(10,384)	(110,004)
Net increase (decrease)	10,807	$108,665	12,642	$138,910

Class R3 shares

Sold	16,965	$178,186	29,237	$324,854
Distributions reinvested	184	1,890	855	9,067
Repurchased	(2)	(22)	(15,864)	(160,475)
Net increase (decrease)	17,147	$180,054	14,228	$173,446

Class R4 shares

Sold	10,002	$100,021	951	$9,460
Distributions reinvested	189	1,941	220	2,339
Repurchased	(2)	(22)	(19)	(190)
Net increase (decrease)	10,189	$101,940	1,152	$11,609

Class R5 shares

Sold	10,190	$102,021	24,945	$258,016
Distributions reinvested	194	1,993	254	2,694
Repurchased	(2)	(22)	(10,441)	(104,310)
Net increase (decrease)	10,382	$103,992	14,758	$156,400

Class 1 shares

Sold	6,225,701	$67,419,547	11,474,045	$122,155,097
Distributions reinvested	4,892	50,143	269,249	2,856,733
Repurchased	(57,570)	(609,992)	(15,786)	(182,334)
Net increase (decrease)	6,173,023	$66,859,698	11,727,508	$124,829,496

Net increase (decrease)	6,348,445	$68,682,193	11,907,842	$126,757,447

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Lifecycle Portfolios | Semiannual report

Lifecycle 2020 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	142,559	$1,542,872	187,483	$2,015,795
Distributions reinvested	173	1,775	4,411	46,760
Repurchased	(4,755)	(51,607)	(15,615)	(167,612)
Net increase (decrease)	137,977	$1,493,040	176,279	$1,894,943

Class B shares

Sold	57,441	$611,012	51,899	$559,394
Distributions reinvested	161	1,655	1,050	11,135
Repurchased	(1,092)	(11,726)	(15,724)	(166,505)
Net increase (decrease)	56,510	$600,941	37,225	$404,024

Class C shares

Sold	56,913	$602,495	35,330	$383,476
Distributions reinvested	161	1,655	837	8,877
Repurchased	(2)	(21)	(10,769)	(114,308)
Net increase (decrease)	57,072	$604,129	25,398	$278,045

Class R shares

Sold	10,928	$110,016	13,883	$150,191
Distributions reinvested	161	1,647	383	4,053
Repurchased	(2)	(21)	(10,341)	(103,619)
Net increase (decrease)	11,087	$111,642	3,925	$50,625

Class R1 shares

Sold	10,000	$100,000	792	$8,052
Distributions reinvested	165	1,690	205	2,165
Repurchased	—	—	—	—
Net increase (decrease)	10,165	$101,690	997	$10,217

Class R2 shares

Sold	19,640	$202,008	56,512	$582,578
Distributions reinvested	169	1,732	418	4,418
Repurchased	(3)	(37)	(4,713)	(50,584)
Net increase (decrease)	19,806	$203,703	52,217	$536,412

Class R3 shares

Sold	11,529	$116,807	57,528	$645,720
Distributions reinvested	167	1,707	1,002	10,614
Repurchased	(2)	(22)	(22,044)	(234,999)
Net increase (decrease)	11,694	$118,492	36,486	$421,335

Class R4 shares

Sold	10,002	$100,021	1,642	$16,808
Distributions reinvested	172	1,758	230	2,435
Repurchased	(2)	(22)	—	—
Net increase (decrease)	10,172	$101,757	1,872	$19,243

Class R5 shares

Sold	24,951	$257,900	2,713	$27,644
Distributions reinvested	177	1,809	378	4,002
Repurchased	—	—	(10,176)	(107,770)
Net increase (decrease)	25,128	$259,709	(7,085)	($76,124)

Class 1 shares

Sold	6,122,505	$66,015,343	11,337,828	$120,684,594
Distributions reinvested	4,746	48,643	268,281	2,841,099
Repurchased	(131,757)	(1,382,850)	(150,073)	(1,662,236)
Net increase (decrease)	5,995,494	$64,681,136	11,456,036	$121,863,457

Net increase (decrease)	6,335,105	$68,276,239	11,783,350	$125,402,177

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Semiannual report | Lifecycle Portfolios

Lifecycle 2015 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	78,279	$826,395	120,944	$1,260,385
Distributions reinvested	176	1,794	2,745	28,682
Repurchased	(11)	(114)	(19,247)	(202,414)
Net increase (decrease)	78,444	$828,075	104,442	$1,086,653

Class B shares

Sold	43,663	$461,767	22,824	$245,369
Distributions reinvested	164	1,674	783	8,177
Repurchased	(589)	(6,260)	(10,528)	(112,587)
Net increase (decrease)	43,238	$457,181	13,079	$140,959

Class C shares

Sold	24,475	$255,866	19,551	$210,857
Distributions reinvested	164	1,674	452	4,728
Repurchased	(2)	(22)	(10,172)	(108,845)
Net increase (decrease)	24,637	$257,518	9,831	$106,740

Class R shares

Sold	10,245	$102,635	1,962	$19,921
Distributions reinvested	163	1,666	222	2,314
Repurchased	—	—	(52)	(520)
Net increase (decrease)	10,408	$104,301	2,132	$21,715

Class R1 shares

Sold	10,006	$100,060	10,150	$106,848
Distributions reinvested	167	1,708	391	4,081
Repurchased	—	—	—	—
Net increase (decrease)	10,173	$101,768	10,541	$110,929

Class R2 shares

Sold	15,897	$162,466	23,517	$243,537
Distributions reinvested	171	1,751	510	5,315
Repurchased	(909)	(9,417)	(140)	(1,527)
Net increase (decrease)	15,159	$154,800	23,887	$247,325

Class R3 shares

Sold	10,000	$100,000	5,169	$55,190
Distributions reinvested	169	1,725	321	3,353
Net increase (decrease)	10,169	$101,725	5,490	$58,543

Class R4 shares

Sold	10,000	$100,000	2,420	$24,189
Distributions reinvested	174	1,777	261	2,726
Net increase (decrease)	10,174	$101,777	2,681	$26,915

Class R5 shares

Sold	10,000	$100,000	51,189	$523,899
Distributions reinvested	179	1,828	288	3,004
Repurchased	—	—	(10,467)	(104,458)
Net increase (decrease)	10,179	$101,828	41,010	$422,445

Class 1 shares

Sold	5,361,809	$57,250,879	9,169,034	$96,335,263
Distributions reinvested	2,570	26,262	254,559	2,660,135
Repurchased	(146,622)	(1,540,356)	(51,101)	(524,697)
Net increase (decrease)	5,217,757	$55,736,785	9,372,492	$98,470,701

Net increase (decrease)	5,430,338	$57,945,758	9,585,585	$100,692,925

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Lifecycle Portfolios | Semiannual report

Lifecycle 2010 Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	92,090	$965,714	102,496	$1,076,752
Distributions reinvested	151	1,540	2,492	25,789
Repurchased	(29,153)	(309,869)	(19,827)	(206,789)
Net increase (decrease)	63,088	$657,385	85,161	$895,752

Class B shares

Sold	12,327	$124,735	16,700	$172,426
Distributions reinvested	139	1,421	280	2,904
Repurchased	(2)	(21)	(1,793)	(18,457)
Net increase (decrease)	12,464	$126,135	15,187	$156,873

Class C shares

Sold	39,409	$405,423	61,253	$656,322
Distributions reinvested	139	1,421	1,147	11,884
Repurchased	(2)	(22)	(12,672)	(134,845)
Net increase (decrease)	39,546	$406,822	49,728	$533,361

Class R shares

Sold	10,000	$100,000	—	—
Distributions reinvested	139	1,413	211	$2,182
Net increase (decrease)	10,139	$101,413	211	$2,182

Class R1 shares

Sold	10,000	$100,000	519	$5,178
Distributions reinvested	143	1,455	238	2,456
Repurchased	—	—	—	—
Net increase (decrease)	10,143	$101,455	757	$7,634

Class R2 shares

Sold	10,000	$100,000	122,628	$1,226,355
Distributions reinvested	147	1,498	264	2,730
Repurchased	—	—	(2,016)	(20,095)
Net increase (decrease)	10,147	$101,498	120,876	$1,208,990

Class R3 shares

Sold	10,027	$100,273	47,690	$512,808
Distributions reinvested	144	1,473	1,055	10,914
Repurchased	—	—	(12,670)	(133,197)
Net increase (decrease)	10,171	$101,746	36,075	$390,525

Class R4 shares

Sold	10,000	$100,000	1,595	$15,934
Distributions reinvested	149	1,523	264	2,730
Net increase (decrease)	10,149	$101,523	1,859	$18,664

Class R5 shares

Sold	10,000	$100,000	1,681	$17,108
Distributions reinvested	154	1,574	290	3,005
Net increase (decrease)	10,154	$101,574	1,971	$20,113

Class 1 shares

Sold	2,520,127	$26,611,731	5,823,839	$61,012,331
Distributions reinvested	965	9,843	147,202	1,523,542
Repurchased	(115,877)	(1,235,555)	(93,962)	(1,013,164)
Net increase (decrease)	2,405,215	$25,386,019	5,877,079	$61,522,709

Net increase (decrease)	2,581,216	$27,185,570	6,188,904	$64,756,803

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Semiannual report | Lifecycle Portfolios

Lifecycle Retirement Portfolio
	Period ended 8-31-07[1]		Six months ended 2-29-08
	Shares	Amount	Shares	Amount

Class A shares

Sold	426,231	$4,425,214	460,579	$4,713,236
Distributions reinvested	1,672	17,355	17,152	174,505
Repurchased	(14,393)	(150,201)	(33,479)	(333,626)
Net increase (decrease)	413,510	$4,292,368	444,252	$4,554,115

Class B shares

Sold	38,650	$399,558	18,099	$188,981
Distributions reinvested	313	3,206	1,054	10,710
Repurchased	(1,449)	(15,078)	(17,968)	(177,169)
Net increase (decrease)	37,514	$387,686	1,185	$22,522

Class C shares

Sold	133,397	$1,381,684	394,089	$4,019,170
Distributions reinvested	456	4,700	7,461	75,635
Repurchased	(2,165)	(22,143)	(38,073)	(381,800)
Net increase (decrease)	131,688	$1,364,241	363,477	$3,713,005

Class R shares

Sold	10,002	$100,020	—	—
Distributions reinvested	238	2,426	295	$3,002
Repurchased	(2)	(20)	—	—
Net increase (decrease)	10,238	$102,426	295	$3,002

Class R1 shares

Sold	10,002	$100,020	26	$257
Distributions reinvested	255	2,601	309	3,140
Repurchased	(2)	(20)	—	—
Net increase (decrease)	10,255	$102,601	335	$3,397

Class R2 shares

Sold	10,360	$103,687	6,249	$62,952
Distributions reinvested	272	2,777	349	3,549
Repurchased	(1)	(14)	(1,797)	(17,675)
Net increase (decrease)	10,631	$106,450	4,801	$48,826

Class R3 shares

Sold	10,007	$100,073	7,827	$82,300
Distributions reinvested	259	2,645	498	5,048
Repurchased	(2)	(21)	(465)	(4,716)
Net increase (decrease)	10,264	$102,697	7,860	$82,632

Class R4 shares

Sold	10,002	$100,020	38	$389
Distributions reinvested	278	2,843	323	3,288
Repurchased	(2)	(21)	—	—
Net increase (decrease)	10,278	$102,842	361	$3,677

Class R5 shares

Sold	10,002	$100,020	89	$887
Distributions reinvested	298	3,040	336	3,421
Repurchased	(2)	(21)	—	—
Net increase (decrease)	10,298	$103,039	425	$4,308

Class 1 shares

Sold	7,847,983	$80,813,062	14,461,785	$147,447,236
Distributions reinvested	54,521	563,991	320,449	3,257,281
Repurchased	(1,541,863)	(15,951,117)	(3,239,024)	(32,800,723)
Net increase (decrease)	6,360,641	$65,425,936	11,543,210	$117,903,794

Net increase (decrease)	7,005,317	$72,090,286	12,366,201	$126,339,278

1 Period from 10-30-06 (commencement of operations) to 8-31-07.

Lifecycle Portfolios | Semiannual report

6. Purchases and sales of securities

The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the period ended February 29, 2008:

	Purchases		Sales and Maturities

Portfolio	U. S. Government	Other Issuers	U. S. Government	Other Issuers

Lifecycle 2045 Portfolio	—	$49,157,600	—	$9,628,007
Lifecycle 2040 Portfolio	—	61,180,807	—	11,190,929
Lifecycle 2035 Portfolio	—	88,298,608	—	13,890,724
Lifecycle 2030 Portfolio	—	112,579,671	—	13,227,110
Lifecycle 2025 Portfolio	—	145,981,560	—	16,445,648
Lifecycle 2020 Portfolio	—	145,384,925	—	17,509,066
Lifecycle 2015 Portfolio	—	114,640,751	—	12,386,488
Lifecycle 2010 Portfolio	—	72,515,195	—	7,090,391
Lifecycle Retirement Portfolio	—	160,380,687	—	45,617,757

7. Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolios’ investments in affiliated funds during the period ended February 29, 2008, is set forth below:

		Beginning			Ending	Distribution
	Affiliate —	Share	Shares	Shares	Share	From Under-	Dividend	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	lying Funds	Income	Proceeds	Value

Lifecycle 2045
	John Hancock Funds
	Small Cap Intrinsic Value	—	42,970	18	42,952	$9,828	$607	$238	$585,869

	John Hancock Funds II
	Blue Chip Growth	36,504	129,721	10,376	155,849	$7,531	$6,765	$203,376	$2,954,892
	Capital Appreciation	70,889	170,869	9,669	232,089	—	4,610	101,134	2,374,269
	Core Equity	48,084	101,189	8,846	140,427	25,022	1,313	118,542	1,773,593
	Emerging Markets Value	—	108,070	1,997	106,073	9,970	9,356	21,388	1,180,593
	Emerging Small Company	24,605	61,136	6,846	78,895	—	—	203,823	2,068,617
	Fundamental Value	43,552	76,480	9,453	110,579	10,058	12,022	156,509	1,786,964
	Global Bond	—	38,446	56	38,390	—	—	862	616,545
	High Yield	—	65,151	18	65,133	—	—	168	597,922
	Index 500	448,876	866,113	5,398	1,309,591	22,040	39,309	56,553	12,755,414
	International Equity Index	136,161	209,288	2,419	343,030	114,603	114,868	55,109	7,117,878
	International Opportunities	52,778	69,645	19,472	102,951	157,241	16,795	391,049	1,773,852
	International Small Cap	31,403	60,541	6,322	85,622	132,882	27,855	157,378	1,495,824
	International Small Company	66,354	101,897	13,962	154,289	74,937	13,109	172,145	1,484,260
	International Value	51,790	70,996	18,886	103,900	66,854	24,913	369,211	1,772,535
	Large Cap Value	29,477	54,837	7,008	77,306	29,849	10,794	166,417	1,787,308
	Mid Cap Index	84,285	121,389	38,193	167,481	183,706	28,348	763,507	2,957,717
	Mid Cap Stock	46,987	91,653	565	138,075	103,276	25	10,926	2,365,227
	Mid Cap Value Equity	—	57,068	18	57,050	7,321	3,782	194	585,332
	Natural Resources	36,199	33,648	23,399	46,448	355,586	8,172	1,062,407	1,793,830
	Real Return Bond	—	42,745	77	42,668	—	—	1,098	617,407
	Small Cap Index	104,912	121,147	102,656	123,403	246,197	25,496	1,615,872	1,474,672
	Small Company Value	29,644	44,468	8,815	65,297	52,826	2,587	207,105	1,475,720
	Strategic Bond	—	53,308	38	53,270	—	—	433	601,955
	Total Bond Market	—	59,091	54	59,037	—	—	554	609,258
	Value & Restructuring	59,171	314,564	231,258	142,477	2,996	12,708	2,877,007	1,763,861
	Value	78,013	86,275	43,171	121,117	49,881	4,424	506,714	1,178,467

	John Hancock Funds III
	International Core	21,959	33,061	9,800	45,220	$125,093	$22,208	$408,287	$1,773,096

Semiannual report | Lifecycle Portfolios

		Beginning			Ending	Distribution
	Affiliate —	Share	Shares	Shares	Share	From Under-	Dividend	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	lying Funds	Income	Proceeds	Value

Lifecycle 2040
	John Hancock Funds
	Small Cap Intrinsic Value	—	51,796	310	51,486	$11,696	$722	$4,248	$702,272

	John Hancock Funds II
	Blue Chip Growth	39,620	158,243	10,619	187,244	$8,826	$7,929	$208,457	$3,550,140
	Capital Appreciation	76,938	211,966	12,078	276,826	—	5,423	126,627	2,831,928
	Core Equity	52,218	125,603	10,143	167,678	29,490	1,547	136,512	2,117,777
	Emerging Markets Value	—	129,083	2,241	126,842	11,828	11,100	24,073	1,411,748
	Emerging Small Company	26,673	76,364	8,689	94,348	—	—	257,036	2,473,808
	Fundamental Value	47,273	94,509	10,594	131,188	11,855	14,171	175,454	2,120,004
	Global Bond	—	46,304	370	45,934	—	—	5,716	737,707
	High Yield	—	78,333	459	77,874	—	—	4,215	714,884
	Index 500	487,038	1,092,407	14,861	1,564,584	25,822	46,055	150,224	15,239,048
	International Equity Index	147,718	266,756	4,714	409,760	134,864	135,177	102,029	8,502,517
	International Opportunities	57,279	89,154	23,369	123,064	184,829	19,742	466,218	2,120,389
	International Small Cap	33,923	76,767	8,425	102,265	156,130	32,728	204,733	1,786,572
	International Small Company	72,070	129,946	17,477	184,539	87,808	15,361	211,908	1,775,266
	International Value	56,233	90,670	22,632	124,271	78,567	29,278	439,870	2,120,060
	Large Cap Value	31,982	67,659	7,841	91,800	35,131	12,704	186,287	2,122,413
	Mid Cap Index	91,467	156,111	47,476	200,102	217,598	33,577	945,786	3,533,797
	Mid Cap Stock	50,970	115,397	1,273	165,094	121,555	29	22,364	2,828,059
	Mid Cap Value Equity	—	68,848	434	68,414	8,645	4,466	4,539	701,931
	Natural Resources	39,232	43,345	27,201	55,376	419,693	9,645	1,234,092	2,138,609
	Real Return Bond	—	51,373	393	50,980	—	—	5,537	737,676
	Small Cap Index	113,740	153,213	119,458	147,495	292,838	30,326	1,873,364	1,762,566
	Small Company Value	32,170	56,680	10,765	78,085	62,251	3,048	252,073	1,764,732
	Strategic Bond	—	64,083	418	63,665	—	—	4,744	719,410
	Total Bond Market	—	71,053	535	70,518	—	—	5,469	727,749
	Value & Restructuring	64,253	351,817	245,217	170,853	3,337	14,155	3,053,441	2,115,162
	Value	84,733	110,623	50,418	144,938	58,801	5,216	590,027	1,410,250

	John Hancock Funds III
	International Core	23,846	42,159	11,928	54,077	$150,958	$26,799	$495,885	$2,120,353

Lifecycle 2035
	John Hancock Funds
	Small Cap Intrinsic Value	—	77,520	422	77,098	$17,909	$1,106	$6,161	$1,051,615

	John Hancock Funds II
	Blue Chip Growth	59,499	230,586	10,169	279,916	$13,579	$12,199	$201,256	$5,307,204
	Capital Appreciation	115,539	303,653	4,551	414,641	—	8,356	51,594	4,241,778
	Core Equity	78,449	175,892	2,662	251,679	45,435	2,384	41,101	3,178,702
	Emerging Markets Value	—	192,657	2,592	190,065	18,191	17,071	30,271	2,115,428
	Emerging Small Company	40,054	114,305	13,302	141,057	—	—	396,971	3,698,511
	Fundamental Value	71,007	134,582	8,321	197,268	18,263	21,830	139,672	3,187,857
	Global Bond	—	68,678	410	68,268	—	—	6,183	1,096,376
	High Yield	41,981	74,670	1,329	115,322	5,858	25,186	12,921	1,058,653
	Index 500	732,451	1,626,510	14,762	2,344,199	39,864	71,100	156,616	22,832,503
	International Equity Index	222,083	395,124	4,705	612,502	207,885	208,367	107,243	12,709,408
	International Opportunities	75,792	130,103	21,875	184,020	284,767	30,417	403,025	3,170,663
	International Small Cap	51,517	111,975	11,375	152,117	240,521	50,419	278,873	2,657,489
	International Small Company	108,238	190,683	24,290	274,631	134,989	23,614	296,383	2,641,951
	International Value	73,913	132,735	20,853	185,795	121,046	45,108	387,482	3,169,669
	Large Cap Value	48,042	94,834	4,449	138,427	54,121	19,572	108,422	3,200,427
	Mid Cap Index	137,512	238,502	76,806	299,208	335,929	51,837	1,549,563	5,284,005
	Mid Cap Stock	76,676	171,960	1,761	246,875	187,317	45	33,978	4,228,960
	Mid Cap Value Equity	—	103,012	531	102,481	13,299	6,870	5,852	1,051,452
	Natural Resources	59,272	64,259	41,553	81,978	647,549	14,881	1,874,655	3,165,986
	Real Return Bond	—	75,983	445	75,538	—	—	6,098	1,093,031
	Small Cap Index	146,532	202,270	128,147	220,655	328,437	34,013	2,155,797	2,636,824
	Small Company Value	48,328	85,010	16,489	116,849	95,911	4,696	387,878	2,640,793
	Strategic Bond	35,914	59,366	1,094	94,186	—	12,408	12,563	1,064,302
	Total Bond Market	—	105,036	803	104,233	—	—	8,149	1,075,689
	Value & Restructuring	96,511	460,694	302,061	255,144	5,079	21,541	3,765,805	3,158,680
	Value	127,296	165,094	75,581	216,809	90,554	8,032	885,479	2,109,551

	John Hancock Funds III
	International Core	35,827	56,804	11,777	80,854	$169,773	$30,140	$580,734	$3,170,266

Lifecycle Portfolios | Semiannual report

						Capital Gain
		Beginning			Ending	Distribution
	Affiliate —	Share	Shares	Shares	Share	From Under-	Dividend	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	lying Funds	Income	Proceeds	Value

Lifecycle 2030
	John Hancock Funds
	Small Cap Intrinsic Value	—	100,637	574	100,063	$22,742	$1,404	$8,400	$1,364,854

	John Hancock Funds II
	Blue Chip Growth	75,217	338,088	26,935	386,370	$17,126	$15,385	$520,914	$7,325,585
	Capital Appreciation	121,623	424,958	4,221	542,360	—	10,545	47,833	5,548,346
	Core Equity	99,179	231,657	2,639	328,197	57,314	3,007	40,439	4,145,124
	Emerging Markets Value	—	251,130	2,640	248,490	22,928	21,516	29,107	2,765,697
	Emerging Small Company	42,156	143,671	1,116	184,711	—	—	33,363	4,843,117
	Fundamental Value	89,772	168,889	1,955	256,706	23,036	27,536	33,978	4,148,375
	Global Bond	—	90,448	650	89,798	6,818	42,654	9,887	1,442,154
	High Yield	—	306,929	1,830	305,099	14,892	38,878	17,330	2,800,808
	Index 500	976,437	2,162,872	67,203	3,072,106	50,162	89,467	737,862	29,922,314
	International Equity Index	281,901	487,729	32,896	736,734	240,730	241,288	804,213	15,287,235
	International Opportunities	83,414	159,508	2,108	240,814	307,817	32,879	41,352	4,149,225
	International Small Cap	44,363	116,638	934	160,067	242,335	50,799	17,803	2,796,378
	International Small Company	137,572	299,708	3,081	434,199	205,129	35,884	31,875	4,176,992
	International Value	80,083	164,691	1,590	243,184	130,851	48,761	30,055	4,148,722
	Large Cap Value	60,740	120,111	1,425	179,426	68,269	24,688	36,123	4,148,330
	Mid Cap Index	174,062	291,723	73,815	391,970	355,756	54,896	1,595,307	6,922,185
	Mid Cap Stock	83,194	242,165	1,963	323,396	236,422	57	36,993	5,539,775
	Mid Cap Value Equity	—	133,769	782	132,987	16,707	8,631	8,613	1,364,450
	Natural Resources	75,514	83,597	50,959	108,152	817,923	18,797	2,311,571	4,176,842
	Real Estate Equity	48,478	18,520	66,998	—	—	—	722,712	—
	Real Return Bond	39,930	60,440	989	99,381	—	22,527	13,386	1,438,039
	Small Cap Index	185,456	263,234	160,467	288,223	419,487	43,442	2,699,400	3,444,262
	Small Company Value	50,879	103,034	1,135	152,778	100,738	4,933	27,312	3,452,777
	Strategic Bond	45,204	79,775	1,012	123,967	—	15,817	11,566	1,400,822
	Total Bond Market	52,084	86,523	1,223	137,384	—	19,140	12,309	1,417,799
	U. S. High Yield Bond	81,514	32,211	113,725	—	—	21,836	1,476,131	—
	Value & Restructuring	101,637	261,442	28,038	335,041	6,268	26,585	378,593	4,147,805
	Value	137,914	208,895	63,531	283,278	114,118	10,122	743,821	2,756,293

	John Hancock Funds III
	International Core	45,317	75,708	15,200	105,825	$220,711	$39,183	$748,862	$4,149,392

Lifecycle 2025
	John Hancock Funds
	Small Cap Intrinsic Value	—	133,005	654	132,351	$30,706	$1,896	$9,182	$1,805,264

	John Hancock Funds II
	Blue Chip Growth	98,606	287,143	2,513	383,236	$7,971	$20,330	$53,143	$7,266,156
	Capital Appreciation	127,523	589,257	4,527	712,253	31,025	14,208	50,314	7,286,348
	Core Equity	130,067	303,652	2,978	430,741	275,680	4,050	45,210	5,440,255
	Emerging Markets Value	—	326,767	1,597	325,170	—	19,967	17,976	3,619,138
	Emerging Small Company	44,230	164,357	1,018	207,569	—	—	29,477	5,442,464
	Fundamental Value	117,722	221,213	2,170	336,765	9,172	49,628	37,220	5,442,118
	Global Bond	—	118,967	690	118,277	—	108,257	10,457	1,899,531
	Global Real Estate	—	203,605	935	202,670	137,631	38,626	8,749	1,797,686
	High Income	64,695	144,103	1,376	207,422	—	24,237	13,319	1,819,091
	High Yield	209,480	297,510	104,281	402,709	108,353	52,336	1,038,462	3,696,870
	Index 500	1,342,265	3,051,765	183,760	4,210,270	—	120,502	2,020,156	41,008,028
	International Equity Index	338,057	633,294	5,704	965,647	48,644	325,251	125,211	20,037,172
	International Opportunities	107,400	148,104	45,467	210,037	327	29,447	1,023,694	3,618,942
	International Small Cap	56,969	154,390	1,096	210,263	20,047	68,386	20,525	3,673,291
	International Small Company	180,229	394,563	3,176	571,616	324,499	48,314	31,680	5,498,944
	International Value	105,251	155,171	48,290	212,132	4,642	43,667	1,007,500	3,618,974
	Large Cap Value	79,651	157,280	1,551	235,380	77,189	33,250	38,733	5,441,977
	Mid Cap Index	195,396	375,696	56,439	514,653	353,311	74,570	1,213,412	9,088,774
	Mid Cap Stock	91,116	228,234	1,654	317,696	117,181	57	30,568	5,442,125
	Mid Cap Value Equity	—	175,731	867	174,864	67,563	32,174	9,306	1,794,100
	Natural Resources	81,874	83,392	70,391	94,875	91,946	19,202	3,196,578	3,664,082
	Real Estate Equity	64,075	161,037	1,306	223,806	52,903	14,036	11,047	1,810,590
	Real Return Bond	105,404	162,170	3,993	263,581	835,574	51,703	54,141	3,814,019
	Small Cap Index	243,021	259,908	276,496	226,433	276,185	38,474	4,676,110	2,705,877
	Small Company Value	53,381	107,643	940	160,084	238,561	15,324	21,917	3,617,909
	Strategic Bond	59,505	105,963	1,225	164,243	326,234	19,377	14,013	1,855,944

Semiannual report | Lifecycle Portfolios

						Capital Gain
		Beginning			Ending	Distribution
	Affiliate —	Share	Shares	Shares	Share	From Under-	Dividend	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	lying Funds	Income	Proceeds	Value

Lifecycle 2025 (continued)
	John Hancock Funds II
	Strategic Income	68,262	113,608	1,314	180,556	22,450	$25,635	$13,457	$1,865,140
	Total Bond Market	68,551	298,686	2,478	364,759	76,212	31,475	25,069	3,764,317
	Total Return	49,955	81,149	1,152	129,952	—	26,613	16,187	1,879,107
	U. S. High Yield Bond	53,349	98,561	1,151	150,759	22,629	26,376	14,531	1,845,284
	Value & Restructuring	106,973	187,031	1,749	292,255	483,251	33,810	22,085	3,618,123
	Value	150,640	163,031	129,265	184,406	21,277	6,760	1,516,242	1,794,269

	John Hancock Funds III
	International Core	44,563	94,975	717	138,821	$291,299	$51,714	$29,980	$5,443,182

Lifecycle 2020
	John Hancock Funds
	Small Cap Intrinsic Value	—	132,432	626	131,806	$30,139	$1,861	$8,909	$1,797,840

	John Hancock Funds II
	Blue Chip Growth	97,629	289,508	6,468	380,669	$21,530	$19,878	$138,859	$7,217,493
	Capital Appreciation	126,237	595,326	13,317	708,246	24,041	13,892	151,193	7,245,361
	Core Equity	85,537	202,303	4,606	283,234	156,271	2,633	70,066	3,577,239
	Emerging Markets Value	—	327,944	4,089	323,855	20,773	19,494	47,493	3,604,505
	Emerging Small Company	32,805	105,440	1,615	136,630	—	—	48,612	3,582,429
	Floating Rate Income	—	189,330	258	189,072	—	—	2,518	1,847,232
	Fundamental Value	116,361	221,921	4,186	334,096	19,470	36,244	72,602	5,398,996
	Global Bond	—	238,777	1,623	237,154	4,794	112,504	24,564	3,808,700
	Global Real Estate	60,037	144,404	2,647	201,794	72,770	37,612	28,614	1,789,909
	High Income	128,123	285,392	2,592	410,923	76,851	72,825	24,847	3,603,799
	High Yield	345,434	468,344	211,754	602,024	65,015	162,201	2,109,752	5,526,584
	Index 500	1,455,657	3,164,722	227,363	4,393,016	35,003	123,443	2,497,729	42,787,978
	International Equity Index	320,398	590,149	36,254	874,293	48,034	289,348	872,735	18,141,581
	International Opportunities	72,070	141,753	4,495	209,328	130,617	28,748	92,652	3,606,729
	International Small Cap	57,516	121,201	21,358	157,359	40,696	49,980	527,997	2,749,063
	International Small Company	118,906	210,275	43,814	285,367	346,256	23,519	537,171	2,745,230
	International Value	69,447	143,920	1,866	211,501	21,327	42,736	35,762	3,608,213
	Large Cap Value	78,732	157,629	2,832	233,529	73,563	32,494	71,224	5,399,190
	Mid Cap Index	161,261	309,103	62,398	407,966	395,478	58,756	1,316,186	7,204,682
	Mid Cap Stock	54,070	157,495	2,561	209,004	179,994	37	49,794	3,580,232
	Natural Resources	81,550	80,072	66,787	94,835	101,747	18,901	3,078,608	3,662,544
	Real Estate Equity	63,461	161,238	3,559	221,140	125,987	13,869	35,766	1,789,027
	Real Return Bond	156,346	246,425	8,711	394,060	770,067	90,017	118,149	5,702,053
	Small Cap Index	160,132	218,979	156,277	222,834	107,413	33,560	2,649,724	2,662,863
	Small Company Value	39,539	59,432	20,155	78,816	75,837	2,589	516,522	1,781,252
	Spectrum Income	64,190	114,868	1,547	177,511	245,774	26,294	16,191	1,846,112
	Strategic Bond	117,790	143,983	98,306	163,467	207,390	42,253	1,114,360	1,847,175
	Strategic Income	67,185	296,041	3,014	360,212	34,208	23,581	30,808	3,720,990
	Total Bond Market	67,473	298,450	2,886	363,037	—	40,820	29,201	3,746,537
	Total Return	98,894	164,050	3,103	259,841	9,099	71,689	43,528	3,757,302
	U. S. High Yield Bond	105,604	198,208	3,051	300,761	596	81,106	38,893	3,681,320
	Value & Restructuring	105,884	186,877	3,551	289,210	19,922	33,141	45,387	3,580,415
	Value	89,040	138,617	44,504	183,153	75,172	6,668	521,093	1,782,082

	John Hancock Funds III
	International Core	36,773	66,529	11,011	92,291	$192,031	$34,091	$541,554	$3,618,743

Lifecycle 2015
	John Hancock Funds II
	Blue Chip Growth	55,321	219,311	901	273,731	$16,026	$14,398	$19,013	$5,189,933
	Capital Appreciation	107,384	403,422	1,712	509,094	—	10,064	19,160	5,208,034
	Core Equity	72,747	160,523	733	232,537	41,580	2,182	10,646	2,936,945
	Emerging Markets Value	—	268,078	1,776	266,302	17,184	16,126	20,262	2,963,936
	Emerging Small Company	18,618	37,831	284	56,165	—	—	8,379	1,472,636
	Floating Rate Income	—	312,411	366	312,045	—	—	3,539	3,048,675
	Fundamental Value	98,802	176,894	962	274,734	25,087	29,987	16,342	4,439,698
	Global Bond	—	294,569	2,052	292,517	22,484	140,660	31,301	4,697,817
	Global Real Estate	102,447	232,197	1,525	333,119	78,844	62,607	14,493	2,954,762
	High Income	108,498	232,252	1,554	339,196	86,360	60,721	14,436	2,974,751
	High Yield	527,625	801,715	172,823	1,156,517	57,163	277,828	1,719,462	10,616,829
	Index 500	1,180,081	2,291,715	88,486	3,383,310	53,384	95,213	972,387	32,953,438

Lifecycle Portfolios | Semiannual report

						Capital Gain
		Beginning			Ending	Distribution
	Affiliate —	Share	Shares	Shares	Share	From Under-	Dividend	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	lying Funds	Income	Proceeds	Value

Lifecycle 2015 (continued)
	John Hancock Funds II
	International Equity Index	207,103	300,748	76,782	431,069	$142,992	$143,324	$1,871,687	$ 8,944,691
	International Opportunities	45,184	128,375	2,181	171,378	223,926	23,918	39,112	2,952,850
	International Small Cap	23,868	62,376	352	85,892	132,256	27,724	6,405	1,500,537
	International Small Company	101,176	214,340	3,662	311,854	149,457	26,145	36,013	3,000,033
	International Value	44,317	63,150	20,513	86,954	47,452	17,683	427,351	1,483,435
	Large Cap Value	44,582	83,198	441	127,339	49,584	17,931	10,810	2,944,086
	Mid Cap Index	82,194	171,070	1,947	251,317	233,635	36,052	35,670	4,438,251
	Mid Cap Stock	30,696	55,697	519	85,874	64,177	15	9,887	1,471,025
	Natural Resources	68,975	87,131	77,963	78,143	686,061	15,766	3,345,955	3,017,898
	Real Estate Equity	162,073	279,794	75,845	366,022	226,382	23,087	807,764	2,961,116
	Real Return Bond	176,824	219,023	71,465	324,382	—	100,101	992,159	4,693,806
	Small Cap Index	68,012	103,282	48,676	122,618	175,369	18,161	832,914	1,465,281
	Small Company Value	22,431	42,808	300	64,939	43,997	2,154	6,912	1,467,613
	Spectrum Income	109,318	123,495	86,993	145,820	26,115	44,008	903,810	1,516,524
	Strategic Bond	149,959	256,630	1,954	404,635	—	52,932	22,183	4,572,381
	Strategic Income	114,418	182,800	1,454	295,764	—	21,236	14,848	3,055,247
	Total Bond Market	230,652	525,528	7,816	748,364	—	97,881	79,752	7,723,114
	Total Return	83,736	131,173	1,215	213,694	7,578	59,780	17,029	3,090,021
	U. S. High Yield Bond	89,425	158,658	1,171	246,912	535	67,648	14,618	3,022,198
	Value & Restructuring	90,054	148,358	975	237,437	6,501	27,576	12,329	2,939,465
	Value	50,476	100,394	670	150,200	62,443	5,539	6,878	1,461,449

	John Hancock Funds III
	International Core	25,020	51,497	1,053	75,464	$158,062	$28,061	$42,983	$2,958,942

Lifecycle 2010
	John Hancock Funds II
	Blue Chip Growth	26,082	111,125	713	136,494	$7,920	$7,115	$15,308	$2,587,933
	Capital Appreciation	50,628	203,893	1,377	253,144	—	4,974	15,571	2,589,665
	Core Equity	17,130	49,376	295	66,211	11,958	627	4,465	836,251
	Emerging Markets Value	—	155,808	644	155,164	9,913	9,303	7,379	1,726,980
	Floating Rate Income	—	180,895	65	180,830	—	—	629	1,766,711
	Fundamental Value	31,037	75,778	728	106,087	9,641	11,524	12,746	1,714,361
	Global Bond	—	171,213	1,109	170,104	12,963	81,100	16,643	2,731,870
	Global Real Estate	72,357	221,823	2,274	291,906	68,194	54,150	24,647	2,589,205
	High Income	102,335	235,335	42,439	295,231	74,748	54,868	450,931	2,589,176
	High Yield	220,425	512,822	62,630	670,617	32,914	141,650	619,015	6,156,260
	Index 500	505,000	1,314,553	25,006	1,794,547	29,295	52,249	269,815	17,478,889
	International Equity Index	79,282	185,151	12,709	251,724	82,445	82,636	309,318	5,223,267
	International Opportunities	14,199	36,500	534	50,165	64,449	6,884	11,100	864,351
	International Small Cap	11,253	38,954	352	49,855	76,253	15,984	7,699	870,972
	International Small Company	23,828	68,048	679	91,197	42,991	7,521	7,563	877,314
	International Value	13,921	37,087	324	50,684	27,399	10,210	6,345	864,672
	Investment Quality Bond	46,268	28,441	74,709	—	—	8,899	883,747	—
	Large Cap Value	21,001	53,607	465	74,143	28,609	10,346	11,820	1,714,189
	Mid Cap Index	25,810	71,802	561	97,051	89,849	13,865	10,983	1,713,928
	Natural Resources	26,003	45,407	25,888	45,522	262,612	6,035	1,216,946	1,758,057
	Real Estate Equity	101,497	190,530	79,722	212,305	129,967	13,255	857,575	1,717,548
	Real Return Bond	104,057	194,876	47,664	251,269	—	68,255	657,361	3,635,867
	Small Cap Index	32,037	112,211	887	143,361	201,476	20,865	12,829	1,713,169
	Spectrum Income	77,254	142,890	49,829	170,315	22,604	36,025	517,930	1,771,277
	Strategic Bond	94,096	225,651	6,576	313,171	—	37,226	75,434	3,538,831
	Strategic Income	80,855	181,528	4,526	257,857	—	17,951	46,231	2,663,664
	Total Bond Market	190,166	704,710	25,996	868,880	—	102,048	262,886	8,966,845
	Total Return	39,343	86,865	2,198	124,010	4,369	33,009	30,653	1,793,183
	U. S. High Yield Bond	84,348	168,270	37,389	215,229	463	61,234	484,455	2,634,408
	Value & Restructuring	42,417	97,356	1,230	138,543	3,734	15,838	16,037	1,715,161

	John Hancock Funds III
	International Core	8,842	17,853	4,578	22,117	$44,816	$7,956	$226,329	$867,225

Semiannual report | Lifecycle Portfolios

						Capital Gain
		Beginning			Ending	Distribution
	Affiliate —	Share	Shares	Shares	Share	From Under-	Dividend	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	lying Funds	Income	Proceeds	Value

Lifecycle Retirement
	John Hancock Funds II
	Core Equity	181,914	376,751	124,060	434,605	$73,762	$3,870	$1,896,704	$5,489,058
	Emerging Markets Value	—	559,372	63,176	496,196	20,350	19,096	696,581	5,522,665
	Fundamental Value	164,770	292,945	117,462	340,253	29,707	35,510	2,052,880	5,498,486
	Global Bond	193,421	256,770	208,006	242,185	35,463	221,856	3,170,534	3,889,484
	Global Real Estate	256,294	732,791	157,850	831,235	186,822	148,347	1,594,043	7,373,052
	High Income	338,726	682,605	177,695	843,636	204,571	158,519	1,827,938	7,398,689
	High Yield	290,629	1,078,016	134,893	1,233,752	57,891	221,092	1,279,350	11,325,842
	Index 500	603,508	2,552,525	469,124	2,686,909	30,067	53,626	4,797,136	26,170,496
	International Equity Index	97,110	154,517	74,311	177,316	56,324	56,454	1,752,738	3,679,310
	International Small Cap	29,779	87,791	9,819	107,751	156,447	32,795	189,285	1,882,415
	International Small Company	126,406	182,552	114,849	194,109	88,199	15,429	1,360,526	1,867,329
	International Value	36,836	79,936	8,835	107,937	56,318	20,987	166,535	1,841,408
	Investment Quality Bond	248,748	546,103	155,002	639,849	—	120,841	1,841,414	7,684,583
	Mid Cap Index	—	354,170	43,125	311,045	183,570	28,327	779,681	5,493,052
	Natural Resources	34,694	86,430	24,077	97,047	534,074	12,274	951,632	3,747,949
	Real Estate Equity	202,412	910,024	200,832	911,604	523,943	53,434	1,782,814	7,374,877
	Real Return Bond	552,420	973,169	315,891	1,209,698	—	279,791	4,353,554	17,504,333
	Small Cap Index	85,010	320,799	100,510	305,299	207,163	21,454	1,550,211	3,648,327
	Small Company Value	28,019	11,580	39,599	—	—	—	1,019,088	—
	Spectrum Income	204,701	396,182	52,128	548,755	46,353	79,127	546,059	5,707,055
	Strategic Bond	186,749	279,964	131,051	335,662	—	63,884	1,501,102	3,792,985
	Strategic Income	250,182	317,830	199,613	368,399	—	38,870	2,056,116	3,805,560
	Total Bond Market	362,307	575,041	193,993	743,355	—	127,716	1,970,596	7,671,421
	Total Return	290,248	368,655	259,890	399,013	20,183	170,960	3,663,575	5,769,734
	U. S. High Yield Bond	279,062	584,108	91,564	771,606	1,582	202,736	1,156,450	9,444,455

	John Hancock Funds III
	International Core	15,588	36,046	4,634	47,000	$92,289	$16,384	$196,252	$1,842,878

Lifecycle Portfolios | Semiannual report

Special Shareholder Meeting (unaudited)

On January 8, 2008, a Special Meeting of the Shareholders of JHF II was held at 601 Congress Street, Boston, MA at 10 A.M., Eastern Time for the purpose of considering and voting upon:

Proposal 1: Election of six Trustees as members of the Board of Trustees of JHF II.

Lifecycle 2010 Portfolio
Charles L. Bardelis
Affirmative	3,797,177.487
Withhold	0.000

James R. Boyle
Affirmative	3,797,177.487
Withhold	0.000

Peter S. Burgess
Affirmative	3,797,177.487
Withhold	0.000

Elizabeth G. Cook
Affirmative	3,797,177.487
Withhold	0.000

Hassell H. McClellan
Affirmative	3,797,177.487
Withhold	0.000

James M. Oates
Affirmative	3,797,177.487
Withhold	0.000

Lifecycle 2015 Portfolio
Charles L. Bardelis
Affirmative	7,267,050.747
Withhold	0.000

James R. Boyle
Affirmative	7,267,050.747
Withhold	0.000

Peter S. Burgess
Affirmative	7,267,050.747
Withhold	0.000

Elizabeth G. Cook
Affirmative	7,267,050.747
Withhold	0.000

Hassell H. McClellan
Affirmative	7,267,050.747
Withhold	0.000

James M. Oates
Affirmative	7,267,050.747
Withhold	0.000

Lifecycle 2020 Portfolio
Charles L. Bardelis
Affirmative	8,699,351.301
Withhold	0.000

James R. Boyle
Affirmative	8,699,351.301
Withhold	0.000

Peter S. Burgess
Affirmative	8,699,351.301
Withhold	0.000

Elizabeth G. Cook
Affirmative	8,699,351.301
Withhold	0.000

Hassell H. McClellan
Affirmative	8,699,351.301
Withhold	0.000

James M. Oates
Affirmative	8,699,351.301
Withhold	0.000

Lifecycle 2025 Portfolio
Charles L. Bardelis
Affirmative	8,572,148.546
Withhold	0.000

James R. Boyle
Affirmative	8,572,148.546
Withhold	0.000

Peter S. Burgess
Affirmative	8,572,148.546
Withhold	0.000

Elizabeth G. Cook
Affirmative	8,572,148.546
Withhold	0.000

Hassell H. McClellan
Affirmative	8,572,148.546
Withhold	0.000

James M. Oates
Affirmative	8,572,148.546
Withhold	0.000

Lifecycle 2030 Portfolio
Charles L. Bardelis
Affirmative	6,165,464.780
Withhold	0.000

James R. Boyle
Affirmative	6,165,464.780
Withhold	0.000

Peter S. Burgess
Affirmative	6,165,464.780
Withhold	0.000

Semiannual report | Lifecycle Portfolios

Elizabeth G. Cook
Affirmative	6,165,464.780
Withhold	0.000

Hassell H. McClellan
Affirmative	6,165,464.780
Withhold	0.000

James M. Oates
Affirmative	6,165,464.780
Withhold	0.000

Lifecycle 2035 Portfolio
Charles L. Bardelis
Affirmative	4,866,480.769
Withhold	0.000

James R. Boyle
Affirmative	4,866,480.769
Withhold	0.000

Peter S. Burgess
Affirmative	4,866,480.769
Withhold	0.000

Elizabeth G. Cook
Affirmative	4,866,480.769
Withhold	0.000

Hassell H. McClellan
Affirmative	4,866,480.769
Withhold	0.000

James M. Oates
Affirmative	4,866,480.769
Withhold	0.000

Lifecycle 2040 Portfolio
Charles L. Bardelis
Affirmative	3,254,399.103
Withhold	0.000

James R. Boyle
Affirmative	3,254,399.103
Withhold	0.000

Peter S. Burgess
Affirmative	3,254,399.103
Withhold	0.000

Elizabeth G. Cook
Affirmative	3,254,399.103
Withhold	0.000

Hassell H. McClellan
Affirmative	3,254,399.103
Withhold	0.000

James M. Oates
Affirmative	3,254,399.103
Withhold	0.000

Lifecycle 2045 Portfolio
Charles L. Bardelis
Affirmative	2,867,032.723
Withhold	0.000

James R. Boyle
Affirmative	2,867,032.723
Withhold	0.000

Peter S. Burgess
Affirmative	2,867,032.723
Withhold	0.000

Elizabeth G. Cook
Affirmative	2,867,032.723
Withhold	0.000

Hassell H. McClellan
Affirmative	2,867,032.723
Withhold	0.000

James M. Oates
Affirmative	2,867,032.723
Withhold	0.000

Lifecycle Retirement Portfolio
Charles L. Bardelis
Affirmative	9,039,625.365
Withhold	124,534.741

James R. Boyle
Affirmative	9,039,625.365
Withhold	124,534.741

Peter S. Burgess
Affirmative	9,039,625.365
Withhold	124,534.741

Elizabeth G. Cook
Affirmative	9,039,625.365
Withhold	124,534.741

Hassell H. McClellan
Affirmative	9,039,625.365
Withhold	124,534.741

James M. Oates
Affirmative	9,039,625.365
Withhold	124,534.741

Proposal 2 (a): Approval of an Amendment to JHF II’s Agreement and Declaration of Trust authorizing a conversion of JHF II to another form of business entity.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,093,807.307
Against	0.000
Abstain	106,670.440
Broker Non-Votes	66,573.000

Lifecycle Portfolios | Semiannual report

Lifecycle 2020
Affirmative	8,590,884.225
Against	0.000
Abstain	7,751.076
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	8,519,092.546
Against	21,779.706
Abstain	631.294
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,098,464.699
Against	0.000
Abstain	290.081
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,834,230.769
Against	0.000
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,245,640.555
Against	0.000
Abstain	512.548
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,758,441.383
Against	0.000
Abstain	2,902.340
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,850,587.073
Against	483,455.278
Abstain	333,490.755
Broker Non-Votes	496,627.000

Proposal 2 (b): Approval of the Reorganization of JHF II from a Massachusetts business trust to a Delaware limited liability company pursuant to a Plan of Conversion.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	8,519,723.840
Against	21,779.706
Abstain	631.294
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,098,754.780
Against	0.000
Abstain	0.000
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,834,230.769
Against	0.000
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,246,153.103
Against	0.000
Abstain	0.000
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,761,343.723
Against	0.000
Abstain	0.000
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,934,887.396
Against	399,154.955
Abstain	333,490.755
Broker Non-Votes	496,627.000

Proposal 3 (a): Approval of an Amendment to the Advisory Agreement between the Trust and the Adviser for each Fund transferring to a new Service Agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Semiannual report | Lifecycle Portfolios

Lifecycle 2025
Affirmative	7,449,913.914
Against	1,091,589.632
Abstain	0.000
Broker Non-Votes	8,572,148.546

Lifecycle 2030
Affirmative	6,098,754.780
Against	0.000
Abstain	0.000
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,834,230.769
Against	0.000
Abstain	0.000
Broker Non-Votes	32,250.00

Lifecycle 2040
Affirmative	3,243,294.226
Against	0.000
Abstain	2,858.877
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,752,578.622
Against	0.000
Abstain	8,765.101
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,934,887.396
Against	399,154.955
Abstain	333,490.755
Broker Non-Votes	496,627.000

Proposal 4 (a): Approval of an Amended Fundamental Restriction Relating to Concentration.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	7,449,913.914
Against	1,091,589.632
Abstain	0.000
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,033,703.919
Against	0.000
Abstain	65,050.861
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,804,162.831
Against	30,067.938
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,246,153.103
Against	0.000
Abstain	0.000
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,759,061.299
Against	0.000
Abstain	2,282.424
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,566,876.031
Against	483,455.278
Abstain	617,201.797
Broker Non-Votes	496,627.000

Proposal 4 (c): Approval of an Amended Fundamental Restriction Relating to Borrowing.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	7,449,913.914
Against	1,091,589.632
Abstain	0.000
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,033,703.919
Against	0.000
Abstain	65,050.861
Broker Non-Votes	66,710.000

Lifecycle Portfolios | Semiannual report

Lifecycle 2035
Affirmative	4,834,230.769
Against	0.000
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,246,153.103
Against	0.000
Abstain	0.000
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,759,061.299
Against	0.000
Abstain	2,282.424
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,566,876.031
Against	483,455.278
Abstain	617,201.797
Broker Non-Votes	496,627.000

Proposal 4 (d): Approval of an Amended Fundamental Restriction Relating to Underwriting.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	8,519,723.840
Against	21,779.706
Abstain	0.000
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,033,703.919
Against	0.000
Abstain	65,050.861
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,834,230.769
Against	0.000
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,243,294.226
Against	0.000
Abstain	2,858.877
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,752,578.622
Against	0.000
Abstain	8,765.101
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,566,876.031
Against	484,455.278
Abstain	617,201.797
Broker Non-Votes	496,627.000

Proposal 4 (e): Approval of an Amended Fundamental Restriction Relating to Real Estate.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590,323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	8,519,723.840
Against	21,779.706
Abstain	0.000
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,033,703.919
Against	0.000
Abstain	65,050.861
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,804,162.831
Against	30,067.938
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,246,153.103
Against	0.000
Abstain	0.000
Broker Non-Votes	8,246.000

Semiannual report | Lifecycle Portfolios

Lifecycle 2045
Affirmative	2,759,061.299
Against	0.000
Abstain	2,282.424
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,850,587.073
Against	483,455.278
Abstain	333,490.755
Broker Non-Votes	496,627.000

Proposal 4 (f): Approval of an Amended Fundamental Restriction Relating to Commodities.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	8,519,723.840
Against	21,779.706
Abstain	0.000
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,033,703.919
Against	0.000
Abstain	65,050.861
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,834,230.769
Against	0.000
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,243,294.266
Against	0.000
Abstain	2,858.877
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,752,578.622
Against	0.000
Abstain	8,765.101
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,850,587.073
Against	483,455.278
Abstain	333,490.755
Broker Non-Votes	496,627.000

Proposal 4 (g): Approval of an Amended Fundamental Restriction Relating to Loans.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	7,449,913.914
Against	1,091,589.632
Abstain	0.000
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,033,703.919
Against	0.000
Abstain	65,050.861
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,834,230.769
Against	0.000
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,246,153.10
Against	0.000
Abstain	0.000
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,759,061.299
Against	0.000
Abstain	2,282.424
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,850,587.073
Against	483,455.278
Abstain	333,490.755
Broker Non-Votes	496,627.000

Lifecycle Portfolios | Semiannual report

Proposal 4 (h): Approval of an Amended Fundamental Restriction Relating to Senior Securities.

Lifecycle 2010
Affirmative	3,700,407.487
Against	0.000
Abstain	0.000
Broker Non-Votes	96,770.000

Lifecycle 2015
Affirmative	7,094,590.323
Against	0.000
Abstain	105,887.424
Broker Non-Votes	66,573.000

Lifecycle 2020
Affirmative	8,598.635.301
Against	0.000
Abstain	0.000
Broker Non-Votes	100,716.000

Lifecycle 2025
Affirmative	7,449,913.914
Against	1,091,589.632
Abstain	0.000
Broker Non-Votes	30,645.000

Lifecycle 2030
Affirmative	6,033,703.919
Against	0.000
Abstain	65,050.861
Broker Non-Votes	66,710.000

Lifecycle 2035
Affirmative	4,804,162.831
Against	30,067.938
Abstain	0.000
Broker Non-Votes	32,250.000

Lifecycle 2040
Affirmative	3,246,153.103
Against	0.000
Abstain	0.000
Broker Non-Votes	8,246.000

Lifecycle 2045
Affirmative	2,759,061.299
Against	0.000
Abstain	2,282.424
Broker Non-Votes	105,689.000

Lifecycle Retirement
Affirmative	7,850,587.073
Against	483,455.278
Abstain	333,490.755
Broker Non-Votes	496,627.000

Semiannual report | Lifecycle Portfolios

BOARD EVALUATION OF AMENDMENTS TO
ADVISORY AGREEMENT

At its meeting on September 27-28, 2007, the Board, including all of the Independent Trustees, approved amendments to the Advisory Agreement with respect to each of the funds (the “Funds”) of JHF II transferring to a new Service Agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement (the “Amendment”). This Amendment was subsequently also approved by shareholders of the Funds at a meeting of shareholders held on January 8, 2008.

The Board, including the Independent Trustees, is responsible for selecting JHF II’s investment adviser, approving the Adviser’s selection of Fund subadvisers and approving JHF II’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHF II’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHF II and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadviser;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with JHF II; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of JHF II’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of JHF II’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by such unaffiliated subadvisers from their relationship with JHF II, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

At its meeting on June 8, 2007, the Board approved the annual continuation of the Advisory Agreement with respect to each of the Funds and considered each of the factors listed above. A discussion of the basis of the Board’s approval of the Advisory Agreement and its consideration of such factors at that meeting is available in JHF II’s annual report to shareholders for the fiscal year ended August 31, 2007. This report was mailed to shareholders of JHF II on or about October 30, 2007. A copy of the report may be obtained by calling 1-800-225-5291 (TDD –1-800-554-6713) or by writing to JHF II at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Gordon M. Shone.

In approving the Amendment to the Advisory Agreement at its September 27–28, 2007 meeting, the Board determined that it was appropriate to rely upon its recent consideration at its June 8, 2007 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 8, 2007 meeting, concluded that each of these factors supported the continuation of the Advisory Agreement. The Board, at the September 27–28, 2007 meeting, revisited particular factors to the extent relevant to the Amendment. In particular, the Board noted the skill and competency of the Adviser in its past management of JHF II’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for JHF II and the Funds, including those who served as officers of JHF II, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Funds and concluded that the Adviser may reasonably be expected to perform its services ably under the Advisory Agreement as proposed to be amended.

Specific factors considered by the Board in approving the Amendment are as follows:

The Board considered with respect to the Amendment and the new Service Agreement with the Adviser that the transfer to the Service Agreement of the non-advisory services currently performed by the Adviser under the Advisory Agreement would not result in any change in the level and quality of services provided to the Funds, would provide greater flexibility in that future changes to the non-advisory services arrangements for the Funds would no longer require the expense of obtaining shareholder approval and would not, without further Board approval, result in any material increase in the costs to the Funds of the Adviser’s provision of such services.

Lifecycle Portfolios | Semiannual report

For more information

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Funds’ proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge, upon request.

By phone	On the Portfolios’ Web site	On the SEC’s Web site

1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Principal distributor
James M. Oates, Chairman	Treasurer	John Hancock Funds, LLC
Charles L. Bardelis		601 Congress Street
James R. Boyle†	Thomas M. Kinzler	Boston, MA 02210-2805
Peter S. Burgess	Secretary and Chief Legal Officer
Elizabeth G. Cook		Custodian
Hassell H. McClellan	Francis V. Knox, Jr.	State Street Bank & Trust Co.
John D. Richardson, Trustee Emeritus†	Chief Compliance Officer	2 Avenue de Lafayette
†Non-Independent Trustee		Boston, MA 02111
Investment adviser
Officers	John Hancock Investment	Transfer agent
Keith F. Hartstein	Management Services, LLC	John Hancock Signature
President and Chief Executive Officer	601 Congress Street	Services, Inc.
	Boston, MA 02210-2805	One John Hancock Way,
John G. Vrysen		Suite 1000
Chief Operating Officer	Subadviser	Boston, MA 02217-1000
MFC Global Investment
Charles A. Rizzo	Management (U. S. A.) Limited	Legal counsel
Chief Financial Officer	200 Bloor Street East	Kirkpatrick & Lockhart
	Toronto, Ontario, Canada	Preston Gates Ellis LLP
	M4W 1E5	One Lincoln Street
Boston, MA 02111

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	Mutual Fund Operations
	Signature Services, Inc.	John Hancock
	One John Hancock Way, Suite 1000	Signature Services, Inc.
	Boston, MA 02217-1000	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-888-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

QUARTERLY PORTFOLIO DISCLOSURE. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the operation of Public Reference Room, call 1-202-551-8090. In addition, Form N-Q may be reviewed on the Portfolios’ Web site at www.jhfunds.com.

Semiannual report | Lifecycle Portfolios

JOHN HANCOCK

Funds II

2.29.2008 **Semiannual Report**

John Hancock

MUTUAL FUNDS

John Hancock Funds II

Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	9
Portfolio of Investments (See below for each Fund’s page #)	14
Statements of Assets and Liabilities	293
Statements of Operations	312
Statements of Changes in Net Assets	326
Financial Highlights	336
Notes to Financial Statements	355

	Portfolio of		Portfolio of
Fund	Investments	Fund	Investments

Absolute Return Portfolio	14	Mid Cap Intersection Fund	171
Active Bond Fund	14	Mid Cap Stock Fund	173
All Cap Core Fund	29	Mid Cap Value Fund	175
All Cap Growth Fund	33	Mid Cap Value Equity Fund	177
All Cap Value Fund	35	Natural Resources Fund	179
Blue Chip Growth Fund	37	Quantitative All Cap Fund	180
Capital Appreciation Fund	39	Quantitative Mid Cap Fund	182
Core Bond Fund	40	Real Estate Equity Fund	184
Core Equity Fund	50	Real Estate Securities Fund	185
Emerging Growth Fund	50	Real Return Bond Fund	185
Emerging Markets Value Fund	52	Small Cap Fund	189
Emerging Small Company Fund	64	Small Cap Index Fund	190
Equity-Income Fund	66	Small Cap Opportunities Fund	209
Fundamental Value Fund	68	Small Company Fund	210
Global Bond Fund	70	Small Company Growth Fund	214
Global Real Estate Fund	79	Small Company Value Fund	216
High Income Fund	81	Spectrum Income Fund	219
High Yield Fund	86	Strategic Bond Fund	247
Index 500 Fund	95	Strategic Income Fund	256
International Equity Index Fund	101	Total Bond Market Fund	262
International Opportunities Fund	123	Total Return Fund	265
International Small Cap Fund	124	U.S. Global Leaders Growth Fund	272
International Small Company Fund	125	U.S. Government Securities Fund	274
International Value Fund	151	U.S. High Yield Bond Fund	277
Investment Quality Bond Fund	152	U.S. Multi Sector Fund	283
Large Cap Fund	162	Value Fund	287
Large Cap Value Fund	164	Value & Restructuring Fund	288
Mid Cap Index Fund	166	Vista Fund	290

3

John Hancock Funds II

Sector Weightings*

Absolute Return Portfolio

Sector Weighting	% of Total

U.S. Large Cap	15.47
Multi-Sector Bond	13.46
High Yield Bond	12.11
Treasury Inflation-Protected Securities	11.86
Short-term Securities	7.92
Intermediate Bond	6.59
Real Estate	6.38
Long Term Bond	5.42
International Small Cap	5.05
Global Bond	3.58
Financial	2.93
U.S. Small Cap	2.69

Active Bond Fund

Sector Weighting	% of Total

Mortgage Securities	39.48
Government	25.27
Financial	12.52
Asset Backed Securities	3.46
Communications	3.15
Consumer, Non-cyclical	3.02
Utilities	2.73
Energy	2.48
Consumer, Cyclical	2.13
Industrial	0.95

All Cap Core Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	17.82
Financial	15.34
Energy	13.61
Industrial	12.88
Technology	10.19
Consumer, Cyclical	8.53
Communications	7.84
Utilities	2.55
Basic Materials	2.07

All Cap Growth Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	25.60
Industrial	23.38
Technology	12.17
Energy	11.71
Communications	8.03
Financial	4.55
Basic Materials	3.99
Consumer, Cyclical	2.43

All Cap Value Fund

Sector Weighting	% of Total

Industrial	25.37
Consumer, Non-cyclical	17.36
Energy	13.95
Financial	12.09
Basic Materials	10.03
Consumer, Cyclical	7.39
Communications	6.45
Utilities	4.27

Blue Chip Growth Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	18.97
Communications	18.09
Financial	13.41
Technology	13.35
Industrial	11.31
Consumer, Cyclical	9.69
Energy	9.03
Basic Materials	3.85

Capital Appreciation Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	31.18
Communications	16.31
Technology	15.94
Consumer, Cyclical	7.52
Industrial	7.20
Financial	5.50
Energy	5.21
Basic Materials	3.18
Utilities	0.49

Core Bond Fund

Sector Weighting	% of Total

Mortgage Securities	61.23
Government	9.50
Financial	5.99
Asset Backed Securities	5.37
Communications	2.53
Utilities	2.25
Energy	1.99
Consumer, Non-cyclical	1.94
Consumer, Cyclical	1.48
Technology	0.30

Core Equity Fund

Sector Weighting	% of Total

Financial	27.41
Communications	27.00
Technology	10.71
Consumer, Cyclical	8.87
Consumer, Non-cyclical	8.82
Utilities	6.30
Industrial	5.85
Basic Materials	0.76

Emerging Growth Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	29.38
Industrial	13.65
Technology	11.84
Energy	6.61
Financial	6.35
Consumer, Cyclical	6.17
Communications	5.02
Government	3.38

Emerging Markets Value Fund

Sector Weighting	% of Total

Basic Materials	21.35
Financial	20.60
Industrial	13.97
Consumer, Cyclical	12.13
Consumer, Non-cyclical	9.01
Energy	7.37
Diversified	5.17
Communications	4.25
Technology	3.89
Utilities	2.10

Emerging Small Company Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	23.60
Consumer, Cyclical	12.40
Financial	11.97
Technology	9.65
Communications	8.40
Energy	7.59
Industrial	7.48
Basic Materials	1.11

Equity-Income Fund

Sector Weighting	% of Total

Financial	19.41
Consumer, Non-cyclical	17.30
Energy	12.67
Communications	11.71
Industrial	10.67
Consumer, Cyclical	7.19
Basic Materials	5.81
Technology	4.28
Utilities	3.99

Fundamental Value Fund

Sector Weighting	% of Total

Financial	29.87
Energy	15.85
Consumer, Non-cyclical	13.50
Consumer, Cyclical	9.29
Communications	8.20
Industrial	7.41
Technology	5.05
Basic Materials	1.05
Diversified	0.92

4

John Hancock Funds II

Sector Weightings*

Global Bond Fund

Sector Weighting	% of Total

Government	30.65
Mortgage Securities	27.67
Financial	15.02
Asset Backed Securities	4.20
Communications	1.13
Consumer, Cyclical	0.86
Consumer, Non-cyclical	0.60
Energy	0.34
Industrial	0.16

Global Real Estate Fund

Sector Weighting	% of Total

Financial	80.80
Consumer, Non-cyclical	3.29
Consumer, Cyclical	1.36
Industrial	0.40
Diversified	0.12

High Income Fund

Sector Weighting	% of Total

Consumer, Cyclical	32.79
Communications	29.05
Basic Materials	8.90
Consumer, Non-cyclical	8.35
Mortgage Securities	5.21
Government	4.24
Industrial	3.79
Utilities	3.26
Financial	1.63
Energy	1.31

High Yield Fund

Sector Weighting	% of Total

Communications	14.58
Consumer, Cyclical	12.92
Consumer, Non-cyclical	12.32
Energy	12.27
Financial	10.12
Utilities	8.42
Basic Materials	7.78
Industrial	7.68
Government	6.12
Technology	1.66

Index 500 Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	19.74
Financial	16.84
Energy	13.54
Industrial	11.52
Technology	10.86
Communications	10.58
Consumer, Cyclical	7.26
Basic Materials	3.99
Utilities	3.17
Government	0.14

International Equity Index Fund

Sector Weighting	% of Total

Financial	22.00
Consumer, Non-cyclical	11.82
Basic Materials	10.55
Industrial	10.37
Energy	9.80
Communications	8.77
Consumer, Cyclical	7.61
Utilities	4.65
Technology	2.96
Diversified	0.93

International Opportunities Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	16.10
Financial	14.11
Consumer, Cyclical	14.02
Communications	12.32
Industrial	9.08
Basic Materials	6.66
Energy	6.63
Utilities	6.46
Technology	4.84
Diversified	1.21

International Small Cap Fund

Sector Weighting	% of Total

Consumer, Cyclical	17.55
Industrial	16.58
Consumer, Non-cyclical	11.60
Financial	9.92
Communications	5.00
Basic Materials	4.39
Technology	4.11
Utilities	2.40
Diversified	1.65
Energy	1.36

International Small Company Fund

Sector Weighting	% of Total

Industrial	21.11
Consumer, Non-cyclical	14.85
Consumer, Cyclical	13.16
Financial	11.20
Basic Materials	9.41
Energy	5.51
Technology	4.86
Communications	4.66
Diversified	2.05
Utilities	1.07

International Value Fund

Sector Weighting	% of Total

Communications	21.29
Financial	19.02
Consumer, Non-cyclical	12.24
Industrial	8.89
Consumer, Cyclical	8.15
Technology	7.17
Energy	6.64
Basic Materials	2.11
Diversified	1.39
Utilities	1.11

Investment Quality Bond Fund

Sector Weighting	% of Total

Government	28.00
Financial	18.09
Mortgage Securities	15.30
Communications	6.72
Asset Backed Securities	3.79
Consumer, Non-cyclical	3.58
Utilities	3.07
Energy	1.88
Consumer, Cyclical	1.76
Industrial	1.17

Large Cap Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	20.07
Financial	18.93
Industrial	11.87
Communications	10.70
Consumer, Cyclical	10.04
Energy	8.98
Technology	8.63
Utilities	5.37

Large Cap Value Fund

Sector Weighting	% of Total

Energy	22.21
Financial	19.96
Industrial	14.76
Consumer, Non-cyclical	12.18
Technology	9.77
Basic Materials	7.52
Communications	6.63
Consumer, Cyclical	3.87
Utilities	1.03

5

John Hancock Funds II

Sector Weightings*

Mid Cap Index Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	18.74
Industrial	15.95
Financial	13.73
Consumer, Cyclical	10.66
Energy	9.61
Technology	7.19
Utilities	6.30
Basic Materials	5.88
Communications	4.45

Mid Cap Intersection Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	19.97
Industrial	15.84
Financial	13.07
Consumer, Cyclical	11.60
Energy	11.54
Basic Materials	7.21
Utilities	6.98
Technology	6.88
Communications	6.04

Mid Cap Stock Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	25.82
Industrial	13.90
Consumer, Cyclical	11.72
Energy	10.88
Technology	9.61
Communications	7.34
Basic Materials	6.90
Financial	3.21

Mid Cap Value Fund

Sector Weighting	% of Total

Communications	22.50
Consumer, Non-cyclical	17.40
Industrial	11.81
Utilities	9.52
Consumer, Cyclical	9.45
Energy	7.26
Basic Materials	6.83
Financial	5.79
Technology	2.05

Mid Cap Value Equity Fund

Sector Weighting	% of Total

Industrial	20.85
Consumer, Cyclical	17.14
Financial	16.08
Energy	13.58
Basic Materials	8.16
Technology	7.15
Consumer, Non-cyclical	6.22
Communications	3.57
Utilities	2.36

Natural Resources Fund

Sector Weighting	% of Total

Energy	60.98
Basic Materials	28.10

Quantitative All Cap Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	18.61
Financial	16.51
Industrial	12.40
Energy	11.26
Technology	10.86
Communications	9.95
Consumer, Cyclical	8.09
Basic Materials	3.50
Utilities	3.50

Quantitative Mid Cap Fund

Sector Weighting	% of Total

Industrial	22.32
Consumer, Non-cyclical	17.32
Financial	15.33
Consumer, Cyclical	9.02
Technology	8.72
Utilities	7.28
Energy	7.28
Communications	4.86
Basic Materials	2.50

Real Estate Equity Fund

Sector Weighting	% of Total

Financial	87.99
Consumer, Cyclical	2.48
Basic Materials	1.17

Real Estate Securities Fund

Sector Weighting	% of Total

Financial	90.90
Consumer, Cyclical	1.02

Real Return Bond Fund

Sector Weighting	% of Total

Government	64.30
Mortgage Securities	24.38
Financial	7.32
Energy	0.87
Communications	0.49
Consumer, Cyclical	0.45
Consumer, Non-cyclical	0.41
Basic Materials	0.14
Industrial	0.07
Asset Backed Securities	0.06

Small Cap Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	19.36
Industrial	13.70
Financial	11.25
Consumer, Cyclical	10.50
Communications	8.46
Technology	7.02
Basic Materials	5.06
Energy	2.05

Small Cap Index Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	16.59
Financial	14.74
Industrial	11.16
Consumer, Cyclical	8.95
Technology	6.72
Communications	6.11
Energy	5.36
Basic Materials	3.86
Utilities	2.33
Diversified	0.26

Small Cap Opportunities Fund

Sector Weighting	% of Total

Financial	29.85
Industrial	16.14
Consumer, Cyclical	13.45
Consumer, Non-cyclical	7.42
Energy	5.28
Technology	4.89
Communications	4.86
Basic Materials	3.45
Utilities	2.46

Small Company Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	17.98
Industrial	17.67
Financial	13.91
Consumer, Cyclical	10.99
Technology	10.37
Energy	7.65
Basic Materials	5.68
Communications	5.68
Utilities	3.23

6

John Hancock Funds II

Sector Weightings*

Small Company Growth Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	24.38
Industrial	15.57
Technology	14.41
Consumer, Cyclical	11.14
Energy	7.18
Financial	6.71
Communications	6.21
Utilities	1.41
Basic Materials	0.98

Small Company Value Fund

Sector Weighting	% of Total

Industrial	22.14
Financial	15.25
Consumer, Non-cyclical	13.02
Energy	8.99
Consumer, Cyclical	8.30
Basic Materials	7.23
Technology	5.32
Utilities	3.45
Communications	2.62

Spectrum Income Fund

Sector Weighting	% of Total

Mortgage Securities	24.94
Government	24.67
Financial	9.30
Communications	6.68
Consumer, Non-cyclical	5.47
Energy	5.08
Industrial	4.24
Consumer, Cyclical	3.66
Utilities	2.57
Asset Backed Securities	2.37

Strategic Bond Fund

Sector Weighting	% of Total

Mortgage Securities	37.48
Financial	14.43
Government	10.08
Asset Backed Securities	6.29
Energy	5.64
Consumer, Cyclical	5.63
Utilities	4.03
Industrial	3.83
Consumer, Non-cyclical	3.82
Communications	3.72

Strategic Income Fund

Sector Weighting	% of Total

Government	40.57
Mortgage Securities	24.87
Consumer, Cyclical	10.64
Financial	6.59
Communications	4.71
Industrial	3.30
Basic Materials	2.92
Consumer, Non-cyclical	2.51
Energy	1.39
Utilities	0.92

Total Bond Market Fund

Sector Weighting	% of Total

Mortgage Securities	45.02
Government	28.57
Financial	11.37
Communications	4.48
Energy	2.09
Consumer, Non-cyclical	2.01
Industrial	1.51
Consumer, Cyclical	1.38
Utilities	1.38
Technology	0.36

Total Return Fund

Sector Weighting	% of Total
Mortgage Securities 67.66

Financial	20.97
Asset Backed Securities	5.82
Communications	0.96
Consumer, Non-cyclical	0.56
Energy	0.44
Industrial	0.36
Consumer, Cyclical	0.28
Technology	0.07

U.S. Global Leaders Growth Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	19.27
Communications	18.26
Financial	13.41
Technology	13.35
Industrial	11.39
Consumer, Cyclical	9.51
Energy	9.09
Basic Materials	3.85

U.S. Government Securities Fund

Sector Weighting	% of Total

Mortgage Securities	81.39
Asset Backed Securities	8.86
Government	4.06

U.S. High Yield Bond Fund

Sector Weighting	% of Total

Communications	21.13
Consumer, Non-cyclical	15.77
Financial	13.35
Consumer, Cyclical	12.44
Energy	10.03
Industrial	7.40
Technology	5.22
Basic Materials	4.83
Utilities	2.84
Diversified	0.50

U.S. Multi Sector Fund

Sector Weighting	% of Total

Consumer, Non-cyclical	30.14
Energy	15.28
Consumer, Cyclical	14.09
Technology	10.19
Communications	8.65
Industrial	6.79
Financial	6.03
Basic Materials	2.38
Utilities	0.83
Diversified	0.03

Value Fund

Sector Weighting	% of Total

Financial	20.75
Consumer, Non-cyclical	16.55
Consumer, Cyclical	10.50
Industrial	9.57
Utilities	9.01
Energy	8.72
Technology	7.75
Government	7.08
Basic Materials	6.85
Communications	1.18

Value & Restructuring Fund

Sector Weighting	% of Total

Energy	26.17
Financial	16.90
Industrial	14.93
Communications	9.92
Basic Materials	9.84
Consumer, Non-cyclical	9.14
Consumer, Cyclical	5.99
Technology	1.76
Utilities	0.51

7

John Hancock Funds II

Sector Weightings*

Vista Fund

Sector Weighting	% of Total

Industrial	27.55
Consumer, Non-cyclical	19.45
Consumer, Cyclical	11.68
Energy	9.51
Technology	7.96
Communications	7.01
Basic Materials	5.95
Financial	5.41
Utilities	1.03

* Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust.

8

John Hancock Funds II

Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Absolute Return, in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 through February 29, 2008).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period *	Annualized
	Account Value	Account Value	9/1/2007–	Expense
	9/1/2007	2/29/2008	2/29/2008	Ratio

Absolute Return **

Class A — Actual	$1,000.00	$996.70	$2.73	0.55%†
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.13	2.77	0.55%†
Class B — Actual	1,000.00	994.30	6.20	1.25%†
Class B — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.65	6.27	1.25%†
Class C — Actual	1,000.00	994.30	6.20	1.25%†
Class C — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.65	6.27	1.25%†
Class 1 — Actual	1,000.00	999.30	1.49	0.30%†
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.37	1.51	0.30%†

Active Bond

Class 1 — Actual	$1,000.00	$1,028.40	$3.63	0.72%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.28	3.62	0.72%
Class NAV — Actual	1,000.00	1,028.60	3.38	0.67%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.53	3.37	0.67%

All Cap Core

Class NAV — Actual	$1,000.00	$907.10	$3.84	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.84	4.07	0.81%

All Cap Growth

Class 1 — Actual	$1,000.00	$894.70	$4.52	0.96%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.09	4.82	0.96%
Class NAV — Actual	1,000.00	894.60	4.29	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.34	4.57	0.91%

9

/alljobz/john_hancock/semiannual/22972/03-expenses
John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period *	Annualized
	Account Value	Account Value	9/1/2007–	Expense
	9/1/2007	2/29/2008	2/29/2008	Ratio

All Cap Value

Class 1 — Actual	$1,000.00	$949.50	$4.80	0.99%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.94	4.97	0.99%
Class NAV — Actual	1,000.00	950.00	4.56	0.94%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.19	4.72	0.94%

Blue Chip Growth

Class 1 — Actual	$1,000.00	$912.20	$4.04	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.64	4.27	0.85%
Class NAV — Actual	1,000.00	912.10	3.80	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%

Capital Appreciation

Class 1 — Actual	$1,000.00	$949.50	$3.83	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.97	0.79%
Class NAV — Actual	1,000.00	950.00	3.59	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.18	3.72	0.74%

Core Bond

Class 1 — Actual	$1,000.00	$1,052.00	$4.08	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%
Class NAV — Actual	1,000.00	1,052.30	3.78	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.18	3.72	0.74%

Core Equity

Class 1 — Actual	$1,000.00	$812.30	$3.88	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.59	4.32	0.86%
Class NAV — Actual	1,000.00	812.90	3.65	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.84	4.07	0.81%

Emerging Growth

Class 1 — Actual	$1,000.00	$798.00	$4.02	0.90%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.39	4.52	0.90%
Class NAV — Actual	1,000.00	797.90	3.80	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.64	4.27	0.85%

Emerging Markets Value

Class NAV — Actual	$1,000.00	$1,027.10	$5.44	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.49	5.42	1.08%

Emerging Small Company

Class 1 — Actual	$1,000.00	$841.40	$4.94	1.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.49	5.42	1.08%
Class NAV — Actual	1,000.00	841.70	4.76	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.69	5.22	1.04%

Equity-Income

Class 1 — Actual	$1,000.00	$917.80	$4.10	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.59	4.32	0.86%
Class NAV — Actual	1,000.00	917.70	3.86	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.84	4.07	0.81%

Fundamental Value

Class 1 — Actual	$1,000.00	$937.80	$4.10	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.64	4.27	0.85%
Class NAV — Actual	1,000.00	937.60	3.85	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%

Global Bond

Class 1 — Actual	$1,000.00	$1,147.70	$5.50	1.03%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.17	1.03%
Class NAV — Actual	1,000.00	1,148.60	5.08	0.95%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.14	4.77	0.95%

Global Real Estate

Class NAV — Actual	$1,000.00	$840.70	$4.94	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.49	5.42	1.08%

10

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period *	Annualized
	Account Value	Account Value	9/1/2007–	Expense
	9/1/2007	2/29/2008	2/29/2008	Ratio

High Income

Class NAV — Actual	$1,000.00	$895.30	$3.39	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.28	3.62	0.72%

High Yield

Class 1 — Actual	$1,000.00	$978.00	$3.69	0.75%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.13	3.77	0.75%
Class NAV — Actual	1,000.00	978.10	3.44	0.70%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.38	3.52	0.70%

Index 500

Class NAV — Actual	$1,000.00	$908.30	$2.28	0.48%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.48	2.41	0.48%

International Equity Index

Class NAV — Actual	$1,000.00	$967.80	$2.74	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.08	2.82	0.56%

International Opportunities

Class 1 — Actual	$1,000.00	$1,014.70	$5.26	1.05%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.64	5.27	1.05%
Class NAV — Actual	1,000.00	1,015.20	5.01	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	5.02	1.00%

International Small Cap

Class 1 — Actual	$1,000.00	$848.80	$5.42	1.18%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.92	1.18%
Class NAV — Actual	1,000.00	849.20	5.24	1.14%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.19	5.72	1.14%

International Small Company

Class NAV — Actual	$1,000.00	$913.20	$5.18	1.09%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.44	5.47	1.09%

International Value

Class 1 — Actual	$1,000.00	$926.10	$4.65	0.97%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.04	4.87	0.97%
Class NAV — Actual	1,000.00	926.20	4.41	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.29	4.62	0.92%

Investment Quality Bond

Class 1 — Actual	$1,000.00	$1,054.10	$3.88	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.82	0.76%
Class NAV — Actual	1,000.00	1,053.50	3.63	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.33	3.57	0.71%

Large Cap

Class 1 — Actual	$1,000.00	$884.70	$3.70	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.97	0.79%
Class NAV — Actual	1,000.00	884.60	3.51	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.13	3.77	0.75%

Large Cap Value

Class 1 — Actual	$1,000.00	$922.00	$4.25	0.89%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.44	4.47	0.89%
Class NAV — Actual	1,000.00	922.20	4.01	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.69	4.22	0.84%

Mid Cap Index

Class NAV — Actual	$1,000.00	$917.00	$2.38	0.50%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.38	2.51	0.50%

Mid Cap Intersection

Class NAV — Actual	$1,000.00	$885.90	$4.22	0.90%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.39	4.52	0.90%

Mid Cap Stock

Class 1 — Actual	$1,000.00	$962.20	$4.54	0.93%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.24	4.67	0.93%
Class NAV — Actual	1,000.00	962.20	4.29	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.49	4.42	0.88%

11

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period *	Annualized
	Account Value	Account Value	9/1/2007–	Expense
	9/1/2007	2/29/2008	2/29/2008	Ratio

Mid Cap Value

Class 1 — Actual	$1,000.00	$854.80	$4.47	0.97%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.04	4.87	0.97%
Class NAV — Actual	1,000.00	855.30	4.29	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.24	4.67	0.93%

Mid Cap Value Equity

Class NAV — Actual	$1,000.00	$924.30	$4.50	0.94%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.19	4.72	0.94%

Natural Resources

Class 1 — Actual	$1,000.00	$1,181.10	$6.07	1.12%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.29	5.62	1.12%
Class NAV — Actual	1,000.00	1,181.50	5.80	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.37	1.07%

Quantitative All Cap

Class A — Actual	$1,000.00	$894.30	$5.18	1.10%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.39	5.52	1.10%
Class B — Actual	1,000.00	891.30	8.46	1.80%
Class B — Hypothetical (5% annualized return before expenses)	1,000.00	1,015.91	9.02	1.80%
Class C — Actual	1,000.00	891.30	8.46	1.80%
Class C — Hypothetical (5% annualized return before expenses)	1,000.00	1,015.91	9.02	1.80%
Class I — Actual	1,000.00	896.40	3.77	0.80%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%

Quantitative Mid Cap

Class 1 — Actual	$1,000.00	$878.10	$4.02	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.59	4.32	0.86%

Real Estate Equity

Class NAV — Actual	$1,000.00	$855.40	$3.97	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.59	4.32	0.86%

Real Estate Securities

Class 1 — Actual	$1,000.00	$871.90	$3.77	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.84	4.07	0.81%

Real Return Bond

Class 1 — Actual	$1,000.00	$1,140.40	$4.20	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.97	0.79%
Class NAV — Actual	1,000.00	1,140,90	3.94	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.18	3.72	0.74%

Small Cap

Class 1 — Actual	$1,000.00	$844.20	$4.40	0.96%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.09	4.82	0.96%
Class NAV — Actual	1,000.00	843.90	4.17	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.34	4.57	0.91%

Small Cap Index

Class NAV — Actual	$1,000.00	$870.50	$2.60	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.08	2.82	0.56%

Small Cap Opportunities

Class 1 — Actual	$1,000.00	$864.30	$5.05	1.09%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.44	5.47	1.09%
Class NAV — Actual	1,000.00	864.60	4.82	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.69	5.22	1.04%

Small Company

Class 1 — Actual	$1,000.00	$856.60	$6.05	1.31%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.35	6.57	1.31%
Class NAV — Actual	1,000.00	856.90	5.82	1.26%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.32	1.26%

Small Company Growth

Class NAV — Actual	$1,000.00	$892.90	$5.08	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.49	5.42	1.08%

12

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period *	Annualized
	Account Value	Account Value	9/1/2007–	Expense
	9/1/2007	2/29/2008	2/29/2008	Ratio

Small Company Value

Class 1 — Actual	$1,000.00	$918.90	$5.06	1.06%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.32	1.06%
Class NAV — Actual	1,000.00	918.90	4.82	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.84	5.07	1.01%

Spectrum Income

Class NAV — Actual	$1,000.00	$1,028.60	$4.29	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.64	4.27	0.85%

Strategic Bond

Class 1 — Actual	$1,000.00	$1,000.70	$3.98	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%
Class NAV — Actual	1,000.00	1,000.10	3.73	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.13	3.77	0.75%

Strategic Income

Class NAV — Actual	$1,000.00	$1,038.50	$3.85	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.82	0.76%

Total Bond Market

Class NAV — Actual	$1,000.00	$1,056.00	$2.86	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.08	2.82	0.56%

Total Return

Class 1 — Actual	$1,000.00	$1,090.30	$4.42	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.64	4.27	0.85%
Class NAV — Actual	1,000.00	1,091.60	4.16	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.89	4.02	0.80%

U.S. Global Leaders Growth

Class 1 — Actual	$1,000.00	$977.90	$3.84	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.92	0.78%

U.S. Government Securities

Class 1 — Actual	$1,000.00	$1,036.70	$3.85	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.82	0.76%
Class NAV — Actual	1,000.00	1,037.00	3.60	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.33	3.57	0.71%

U.S. High Yield Bond

Class 1 — Actual	$1,000.00	$989.30	$4.11	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.74	4.17	0.83%
Class NAV — Actual	1,000.00	989.60	3.86	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.92	0.78%

U.S. Multi Sector

Class NAV — Actual	$1,000.00	$901.00	$3.73	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.97	0.79%

Value

Class NAV — Actual	$1,000.00	$914.00	$4.71	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.94	4.97	0.99%

Value & Restructuring

Class NAV — Actual	$1,000.00	$974.70	$4.17	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.64	4.27	0.85%

Vista

Class NAV — Actual	$1,000.00	$944.40	$4.64	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.09	4.82	0.96%

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

** Absolute Return’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds.

† The annualized weighted average expense ratio of the underlying funds for the six-month period (0.69%) reflects the actual expense ratio of each underlying fund for the six-month period annualized and weighted for the fund’s relative average investment therein during the period.

13

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Absolute Return Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 91.69%

Investment Companies - 2.92%
PowerShares DB Commodity
Index Tracking Fund	4,545	$164,075

JOHN HANCOCK FUNDS II - 88.77%
Capital Appreciation (Jennison) (f)	21,323	218,130
Core Bond (Wells Capital) (f)	6,992	89,781
Equity-Income (T. Rowe Price) (f)	12,038	201,642
Fundamental Value (Davis) (f)	6,519	105,352
Global Bond (PIMCO) (f)	12,479	200,415
High Income (MFC Global U.S.) (c)(f)	45,496	399,002
High Yield (WAMCO) (f)	21,163	194,274
International Opportunities (Marsico) (f)	8,623	148,576
International Small Company (DFA) (f)	15,814	152,132
International Value (Templeton) (f)	7,641	130,353
Investment Quality Bond (Wellington) (f)	25,247	303,216
Large Cap (UBS) (f)	10,577	145,752
Large Cap Value (BlackRock) (f)	4,351	100,602
Natural Resources (Wellington) (f)	2,669	103,090
Quantitative Value (MFC Global U.S.A.) (c)(f)	6,900	94,115
Real Estate Equity (T. Rowe Price) (f)	44,136	357,056
Real Return Bond (PIMCO) (f)	45,875	663,810
Small Company Value (T. Rowe Price) (f)	6,649	150,264
Spectrum Income (T. Rowe Price) (f)	33,728	350,770
Strategic Bond (WAMCO) (f)	19,902	224,889
Strategic Income (MFC Global U.S.) (c)(f)	17,221	177,892
Total Return (PIMCO) (f)	19,289	278,926
U.S. Government Securities (WAMCO) (f)	8,462	114,917
U.S. High Yield Bond (Wells Capital) (f)	6,901	84,470

		4,989,426

TOTAL INVESTMENT COMPANIES (Cost $5,099,694)		$5,153,501

SHORT TERM INVESTMENTS - 7.89%
U.S. Treasury Bills
zero coupon due 03/27/2008 to
05/08/2008	$445,000	$443,399

TOTAL SHORT TERM INVESTMENTS
(Cost $443,399)		$443,399

Total Investments (Absolute Return Portfolio)
(Cost $5,543,093) - 99.58%		$5,596,900
Other Assets in Excess of Liabilities - 0.42%		23,692

TOTAL NET ASSETS - 100.00%		$5,620,592

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 14.91%
U.S. Treasury Bonds - 1.30%
5.00% due 05/15/2037	$4,780,000	$5,239,702
8.75% due 08/15/2020	1,663,000	2,441,233

		7,680,935
U.S. Treasury Notes - 13.61%
2.75% due 02/28/2013	215,000	217,654
2.875% due 01/31/2013	24,310,000	24,737,321

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
3.50% due 02/15/2018	$19,436,000	$19,387,410
4.25% due 11/15/2013	8,720,000	9,440,080
4.50% due 05/15/2017	4,230,000	4,556,835
4.75% due 02/15/2010 to 05/15/2014	21,000,000	22,312,853

		80,652,153

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $84,838,650)		$88,333,088

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.91%

Federal Home Loan Bank - 0.02%
5.80% due 09/02/2008	135,000	137,150

Federal Home Loan Mortgage Corp. - 1.93%
3.912% due 06/01/2034	112,111	111,407
4.50% due 01/15/2015	780,000	811,827
5.154% due 11/01/2035	1,017,957	1,025,599
5.276% due 12/01/2035	904,156	921,607
5.50% due 03/22/2022	1,505,000	1,561,292
5.616% due 04/01/2037	932,450	957,643
5.768% due 04/01/2037	863,947	887,415
5.814% due 03/01/2037 (b)	2,314,582	2,384,857
5.834% due 11/01/2036	724,158	737,230
5.875% due 03/21/2011	81,000	87,187
6.00% due 05/01/2037	1,888,571	1,930,312

		11,416,376

Federal National Mortgage
Association - 29.89%
zero coupon due 02/01/2015	390,000	302,434
3.777% due 07/01/2033 (b)	5,478	5,635
4.375% due 03/15/2013	20,000	20,914
4.50% TBA **	6,000,000	6,001,872
4.875% due 12/15/2016	705,000	740,390
5.00% due 05/01/2018 to 11/01/2036	24,788,373	24,688,971
5.00% TBA **	19,105,000	18,943,714
5.054% due 05/01/2035	3,290,726	3,322,645
5.491% due 03/01/2037	1,118,024	1,127,695
5.50% due 03/15/2011 to 09/01/2037	46,667,776	47,465,837
5.50% TBA **	17,940,000	18,040,913
5.597% due 01/01/2036 (b)	1,553,298	1,587,142
5.726% due 04/01/2036 (b)	1,097,611	1,127,575
6.00% due 05/15/2008 to 01/01/2038	36,994,399	37,846,593
6.00% TBA **	11,000,000	11,237,182
6.25% due 05/15/2029	157,000	182,186
6.50% due 02/01/2036 to 02/01/2037	4,219,407	4,375,138
7.00% due 09/01/2010 to 10/25/2041	84,889	89,182
7.50% due 09/01/2029 to 08/01/2031	5,506	5,953

		177,111,971

Government National Mortgage
Association - 0.05%
5.00% due 04/15/2035	107,203	107,511
5.50% due 03/15/2035	106,092	108,598
6.00% due 03/15/2033 to 06/15/2033	45,211	46,920
6.50% due 09/15/2028 to 08/15/2031	8,106	8,518
7.00% due 04/15/2029	2,756	2,960
8.00% due 10/15/2026	2,377	2,611

		277,118

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

The Financing Corp. - 0.02%
10.35% due 08/03/2018		$75,000	$112,635

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $186,098,911)			$189,055,250

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%

Argentina - 0.01%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	177,218	22,760
1.3834% due 12/15/2035 (b)		393,449	12,449
5.83% due 12/31/2033 (b)		72,870	26,342

			61,551

Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	5,372

Colombia - 0.00%
Republic of Colombia
10.00% due 01/23/2012		$20,000	23,600
11.75% due 03/01/2010	COP	8,000,000	4,447

			28,047

Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	5,305
1.50% due 09/20/2014		1,350,000	13,419
1.80% due 03/22/2010		2,650,000	26,147

			44,871

Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	23,120
8.00% due 12/19/2013		167,800	16,069
9.875% due 02/01/2010		$205,000	229,087

			268,276

Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,563
9.375% due 07/23/2012		2,000	2,343

			9,906

Peru - 0.00%
Republic of Peru
9.875% due 02/06/2015		2,000	2,512

Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	3,260

Sweden - 0.00%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	30,000	4,903
5.25% due 03/15/2011		30,000	5,078

			9,981

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $431,693)			$433,776

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 30.13%

Advertising - 0.02%
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)	$230,000	$134,550

Aerospace - 0.01%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)	40,050	40,451

Agriculture - 0.27%
Archer-Daniels-Midland Company
6.45% due 01/15/2038	1,000,000	1,036,362
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010 (g)	365,000	361,350
Mosaic Company
7.875% due 12/01/2016 (g)	180,000	193,500

		1,591,212

Air Travel - 0.27%
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019	171,164	164,318
Continental Airlines, Inc., Series 991A
6.545% due 08/02/2020	101,164	97,623
Delta Air Lines, Inc.
6.821% due 08/10/2022 (g)	544,790	512,102
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	515,000	515,000
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	310,000	294,500

		1,583,543

Airlines - 0.02%
American Airlines, Inc., Series 88A4
10.21% due 01/01/2010	101,069	96,016

Amusement & Theme Parks - 0.02%
HRP Myrtle Beach Operations LLC
9.8944% due 04/01/2012 (b)(g)	140,000	121,800

Apparel & Textiles - 0.02%
Hanesbrands, Inc., Series B
8.2037% due 12/15/2014 (b)	135,000	118,800

Auto Parts - 0.13%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	265,000	226,575
Delphi Corp.
6.197% due 11/15/2033	2,000	460
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	195,000	202,800
Tenneco Automotive, Inc.
8.625% due 11/15/2014	335,000	328,300

		758,135

Auto Services - 0.05%
ERAC USA Finance Company
6.375% due 10/15/2017 (g)	320,000	293,033
7.95% due 12/15/2009 (g)	10,000	10,659

		303,692

Automobiles - 0.16%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	234,000	234,269
5.875% due 03/15/2011	395,000	412,267

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Automobiles (continued)
General Motors Corp.
7.125% due 07/15/2013		$360,000	$302,400

			948,936

Banking - 2.82%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	1,538
BAC Capital Trust XI
6.625% due 05/23/2036		$555,000	535,332
BAC Capital Trust XIII
5.3906% due 03/15/2043 (b)		640,000	473,852
BAC Capital Trust XV
3.885% due 06/01/2056 (b)		925,000	697,736
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (g)		435,000	391,583
Banco Santander Chile
5.375% due 12/09/2014 (g)		5,000	4,865
5.4963% due 12/09/2009 (b)(g)		18,000	17,730
Bank of America Corp.
5.375% due 09/11/2012		660,000	692,739
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,566
BNP Paribas
7.195% due 12/31/2049 (b)(g)		$190,000	174,544
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)		350,000	294,407
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,000,000	714,024
HBOS PLC
5.375% due 12/29/2049 (b)(g)		22,000	19,523
6.413% due 09/29/2049 (b)(g)		450,000	356,064
HSBC Holdings PLC
6.50% due 09/15/2037		435,000	406,455
ICICI Bank, Ltd.
4.9169% due 01/12/2010 (b)(g)		420,000	404,334
6.625% due 10/03/2012 (g)		440,000	438,822
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		5,000	4,953
Landsbanki Islands HF
3.7925% due 08/25/2009 (b)(g)		490,000	474,895
6.10% due 08/25/2011 (g)		295,000	289,126
7.431% due 12/31/2049 (b)(g)		805,000	711,523
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)		990,000	865,351
Rabobank Capital Funding II
5.26% due 12/31/2049 (b)(g)		790,000	753,819
RBS Capital Trust IV
5.63% due 09/29/2049 (b)		18,000	15,413
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)		580,000	598,480
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049		300,000	299,174
Shinhan Bank
6.819% due 09/20/2036 (b)		515,000	438,178
Silicon Valley Bank
6.05% due 06/01/2017		415,000	419,929
Societe Generale
5.922% due 12/31/2049 (g)		290,000	261,465

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Standard Chartered PLC
6.40% due 09/26/2017 (g)	$1,160,000	$1,202,729
6.409% due 01/30/2017 (b)(g)	1,215,000	1,073,653
7.014% due 12/30/2049 (b)(g)	300,000	270,981
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	630,000	532,232
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	605,000	486,801
TuranAlem Finance BV
7.875% due 06/02/2010	12,000	11,526
USB Capital IX
6.189% due 03/29/2049 (b)	2,025,000	1,657,969
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	915,000	720,562

		16,713,873

Broadcasting - 0.51%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	214,000	227,196
News America Holdings, Inc.
6.75% due 01/09/2038	2,000	2,117
7.75% due 12/01/2045	9,000	9,690
8.25% due 08/10/2018	375,000	441,932
News America, Inc.
6.65% due 11/15/2037 (g)	415,000	418,017
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,033,563
6.625% due 05/15/2011	575,000	599,260
XM Satellite Radio, Inc.
9.75% due 05/01/2014	330,000	301,125

		3,032,900

Building Materials & Construction - 0.14%
USG Corp.
6.30% due 11/15/2016	1,000,000	859,367

Business Services - 0.27%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,091
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	460,000	424,350
Science Applications International Corp.
5.50% due 07/01/2033	825,000	701,751
Xerox Corp.
6.75% due 02/01/2017	435,000	462,464

		1,590,656

Cable & Television - 0.79%
AT&T Broadband Corp.
8.375% due 03/15/2013	270,000	303,160
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	290,000	265,350
Cox Communications, Inc.
4.625% due 01/15/2010	22,000	22,236
5.45% due 12/15/2014	218,000	217,494
6.75% due 03/15/2011	209,000	222,542
7.75% due 11/01/2010	207,000	225,623
Quebecor Media, Inc.
7.75% due 03/15/2016 (g)	65,000	59,638

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Rogers Cable, Inc.
6.75% due 03/15/2015	$300,000	$317,492
Shaw Communications, Inc.
8.25% due 04/11/2010	275,000	289,437
TCI Communications, Inc.
9.80% due 02/01/2012	315,000	365,581
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	35,568
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	617,351
8.375% due 03/15/2023	335,000	379,038
Time Warner, Inc.
6.75% due 04/15/2011	575,000	602,238
7.625% due 04/15/2031	9,000	9,595
Viacom, Inc.
6.875% due 04/30/2036	760,000	726,672

		4,659,015

Cellular Communications - 0.33%
America Movil SAB de CV
5.75% due 01/15/2015	305,000	309,286
American Tower Corp.
7.50% due 05/01/2012	12,000	12,330
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	233,054
8.125% due 05/01/2012	225,000	256,293
8.75% due 03/01/2031	209,000	261,167
Nextel Communications, Inc.
6.875% due 10/31/2013	435,000	341,475
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	8,920
Rural Cellular Corp.
8.9894% due 11/01/2012 (b)	60,000	60,600
SK Telecom Comapny, Ltd.
6.625% due 07/20/2027 (g)	490,000	497,133

		1,980,258

Chemicals - 0.28%
American Pacific Corp.
9.00% due 02/01/2015	425,000	412,250
Cytec Industries, Inc.
6.75% due 03/15/2008	13,000	13,010
Ecolab, Inc.
4.875% due 02/15/2015	350,000	353,183
ICI Wilmington, Inc.
4.375% due 12/01/2008	218,000	219,263
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	300,000	268,500
Nova Chemicals, Ltd.
7.875% due 09/15/2025	265,000	225,250
Sterling Chemicals, Inc.
10.25% due 04/01/2015 (g)	145,000	145,181

		1,636,637

Computers & Business Equipment - 0.18%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	526,890
Computer Sciences Corp.
6.50% due 03/15/2018 (g)	505,000	515,036

		1,041,926

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass - 0.10%
BWAY Corp.
10.00% due 10/15/2010	$407,000	$394,790
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	145,000	128,325
US Corrugated, Inc.
10.00% due 06/12/2013	110,000	82,500

		605,615

Crude Petroleum & Natural Gas - 0.28%
Apache Corp.
5.625% due 01/15/2017	1,000,000	1,053,011
Hess Corp.
7.30% due 08/15/2031	212,000	239,473
OPTI Canada, Inc.
8.25% due 12/15/2014 (g)	400,000	395,000
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	4,199

		1,691,683

Diversified Financial Services - 0.03%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	208,000	201,885

Domestic Oil - 0.07%
Devon Financing Corp., ULC
6.875% due 09/30/2011	205,000	225,558
Marathon Oil Corp.
6.00% due 10/01/2017	175,000	180,385

		405,943

Drugs & Health Care - 0.12%
Allegiance Corp.
7.00% due 10/15/2026	205,000	212,353
Covidien International Finance SA
6.00% due 10/15/2017 (g)	275,000	287,647
Wyeth
4.375% due 03/01/2008	210,000	210,000

		710,000

Electrical Utilities - 2.71%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	629,179	685,805
AES Gener SA
7.50% due 03/25/2014	218,000	234,046
American Electric Power Company, Inc.
5.25% due 06/01/2015	210,000	210,609
Appalachian Power Company
5.80% due 10/01/2035	39,000	35,467
Arizona Public Service Company
5.50% due 09/01/2035	222,000	187,249
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	10,732
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	266,140
Constellation Energy Group
7.60% due 04/01/2032	360,000	365,526
Dominion Resources, Inc.
5.70% due 09/17/2012	207,000	219,325
6.30% due 09/30/2066 (b)	800,000	735,399
7.50% due 06/30/2066 (b)	320,000	306,996

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Empresa Nacional De Electricidad
8.50% due 04/01/2009	$8,000	$8,406
Enel Finance International SA
6.25% due 09/15/2017 (g)	1,020,000	1,069,955
Enersis SA
7.375% due 01/15/2014	12,000	13,063
Entergy Louisiana LLC
8.09% due 01/02/2017	686,352	689,701
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	221,312
7.375% due 11/15/2031	226,000	246,493
Funding Corp.
9.00% due 06/01/2017	1,000,000	1,078,620
HQI Transelec Chile SA
7.875% due 04/15/2011	325,000	350,211
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	73,102	76,562
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	285,000	299,250
Monterrey Power SA de CV
9.625% due 11/15/2009 (g)	296,863	322,096
National Grid PLC
6.30% due 08/01/2016	485,000	506,492
Nevada Power Company
5.875% due 01/15/2015	370,000	372,978
6.65% due 04/01/2036	530,000	512,919
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	248,463
4.80% due 03/01/2014	212,000	214,418
6.05% due 03/01/2034	834,000	829,558
Peco Energy Company
5.35% due 03/01/2018	1,000,000	1,025,669
PSEG Power LLC
5.00% due 04/01/2014	214,000	210,369
8.625% due 04/15/2031	214,000	266,153
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	1,000,000	1,026,863
Scottish Power PLC
4.91% due 03/15/2010	225,000	231,641
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	840,000	846,394
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	335,000	342,481
6.50% due 10/27/2036 (g)	570,000	522,399
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	365,000	355,875
TXU Corp., Series R
6.55% due 11/15/2034	565,000	399,635
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	6,000	6,226
Virginia Electric and Power Company
6.00% due 01/15/2036	500,000	493,888

		16,045,384

Electronics - 0.00%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	16,955

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy - 0.31%
Duke Capital LLC
6.75% due 02/15/2032	$511,000	$487,160
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	215,419
Enterprise Products Operating LP, Series B
6.875% due 03/01/2033	209,000	211,878
Nexen, Inc.
5.875% due 03/10/2035	212,000	191,976
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	157,860	179,133
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	321,196	366,995
Sempra Energy
4.75% due 05/15/2009	208,000	211,762

		1,864,323

Financial Services - 4.98%
Allied Capital Corp.
6.625% due 07/15/2011	255,000	267,243
American Express Bank FSB, BKNT
6.00% due 09/13/2017	805,000	814,742
American General Finance Corp.
6.90% due 12/15/2017	335,000	336,672
American Water Capital Corp.
6.085% due 10/15/2017 (g)	600,000	620,012
Ameriprise Financial, Inc.
5.65% due 11/15/2015	805,000	802,921
Astoria Depositor Corp.
8.144% due 05/01/2021 (g)	600,000	603,000
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	230,014
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	360,000	349,264
Bosphorus Financial Services, Ltd.
4.865% due 02/15/2012 (b)(g)	375,000	371,485
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	213,306
CIT Group Funding Company of Canada
4.65% due 07/01/2010	350,000	336,955
CIT Group, Inc.
3.4019% due 11/03/2010 (b)	1,200,000	1,009,626
5.00% due 02/13/2014	95,000	81,368
5.2563% due 06/08/2009 (b)	1,000,000	939,068
5.65% due 02/13/2017	125,000	104,502
6.10% due 03/15/2067 (b)	1,260,000	852,012
CIT Group, Inc., MTN
5.125% due 09/30/2014	95,000	80,537
Citigroup, Inc.
5.00% due 09/15/2014	218,000	211,208
5.625% due 08/27/2012	219,000	226,795
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (g)	10,000	8,515
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	209,000	227,087
Dresdner Bank-New York
7.25% due 09/15/2015	211,000	232,419
ERP Operating LP
4.75% due 06/15/2009	13,000	12,942

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	$462,000	$471,857
Ford Motor Credit Company
9.875% due 08/10/2011	180,000	166,622
Ford Motor Credit Company LLC
9.75% due 09/15/2010	468,000	440,099
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	598,298
Fund American Companies, Inc.
5.875% due 05/15/2013	214,000	222,512
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	275,420
GMAC LLC
6.00% due 12/15/2011	310,000	248,421
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	760,000	567,880
Goldman Sachs Group, Inc.
6.75% due 10/01/2037	190,000	177,389
Household Finance Corp.
6.40% due 06/17/2008	237,000	238,670
Huntington Capital III
6.65% due 05/15/2037 (b)	375,000	311,779
HVB Funding Trust III
9.00% due 10/22/2031 (g)	10,000	10,377
Independencia International, Ltd.
9.875% due 01/31/2017 (g)	150,000	140,625
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	212,421
4.55% due 10/15/2009	7,000	7,062
4.75% due 07/01/2009	30,000	30,193
5.00% due 04/15/2010	211,000	214,218
5.875% due 05/01/2013	215,000	223,513
International Lease Finance Corp., MTN
5.45% due 03/24/2011	1,200,000	1,221,727
International Lease Finance Corp., Series P
4.6575% due 01/15/2010 (b)	13,000	12,759
Jefferies Group, Inc.
6.45% due 06/08/2027	210,000	181,948
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	39,795
JP Morgan Chase & Company
6.00% due 01/15/2018	665,000	690,004
6.75% due 02/01/2011	218,000	234,140
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	635,000	658,548
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	750,000	673,745
JP Morgan Chase Capital XXIII
4.065% due 05/15/2047 (b)	915,000	709,239
Kaupthing Bank HF
5.75% due 10/04/2011 (g)	750,000	663,283
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010	285,000	282,884
5.75% due 01/03/2017	405,000	380,654
MBNA Capital, Series B
4.0394% due 02/01/2027 (b)	23,000	19,285
Merrill Lynch & Company, Inc., MTN
5.3706% due 06/05/2012 (b)	1,615,000	1,489,810

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	$455,000	$464,177
Morgan Stanley
4.25% due 05/15/2010	232,000	233,361
Morgan Stanley, MTN
5.95% due 12/28/2017	585,000	582,169
Nelnet, Inc.
7.40% due 09/29/2036 (b)	400,000	356,913
NiSource Finance Corp.
6.15% due 03/01/2013	219,000	227,836
7.875% due 11/15/2010	216,000	235,665
Osiris Capital PLC, Series C
7.1075% due 01/15/2010 (b)(g)	920,000	915,806
Osiris Capital PLC, Series D
9.2575% due 01/15/2010 (b)(g)	360,000	361,261
Popular North America, Inc.
4.70% due 06/30/2009	12,000	12,049
QBE Capital Funding II LP
6.797% due 06/01/2049 (g)	430,000	394,527
Reliastar Financial Corp.
6.50% due 11/15/2008	14,000	14,260
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,435,000	1,441,615
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	400,000	360,627
SLM Corp.
4.50% due 07/26/2010	410,000	379,612
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	400,000	347,572
Sovereign Capital Trust VI
7.908% due 06/13/2036	295,000	236,873
Teco Finance, Inc.
6.572% due 11/01/2017 (g)	162,000	160,785
7.00% due 05/01/2012 (g)	233,000	251,248
Ucar Finance, Inc.
10.25% due 02/15/2012	73,000	75,372
Vita Capital III, Ltd., Series B-I
5.8288% due 01/01/2011 (b)(g)	870,000	850,242
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	407,732
Wells Fargo & Company
3.50% due 04/04/2008 (c)	219,000	218,947
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	214,000	211,119

		29,486,638

Food & Beverages - 0.96%
ASG Consolidated LLC/ASG Finance, Inc.
11.50 due 11/01/2011	395,000	349,575
Cargill, Inc.
6.125% due 09/15/2036 (g)	665,000	612,674
General Mills, Inc.
5.65% due 09/10/2012	600,000	630,648
5.70% due 02/15/2017	245,000	247,899
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	225,426
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	228,145

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Kroger Company
6.40% due 08/15/2017		$980,000	$1,040,550
McCormick & Company, Inc.
5.75% due 12/15/2017		1,000,000	1,042,276
Nabisco, Inc.
7.55% due 06/15/2015		229,000	252,167
Smithfield Foods, Inc.
7.00% due 08/01/2011		18,000	17,550
Supervalu, Inc.
7.50% due 11/15/2014		500,000	496,250
Tesco PLC
6.15% due 11/15/2037 (g)		570,000	556,945

			5,700,105

Gas & Pipeline Utilities - 0.94%
Buckeye Partners LP
5.125% due 07/01/2017		225,000	216,039
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		360,000	359,775
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035		208,000	182,889
7.30% due 08/15/2033		212,000	221,567
KN Capital Trust I, Series B
8.56% due 04/15/2027		275,000	273,281
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		330,000	329,175
Michigan Consolidated Gas Company
5.70% due 03/15/2033		14,000	13,047
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		1,420,000	1,484,769
ONEOK Partners LP
6.65% due 10/01/2036		545,000	527,333
Southern Union Company
7.20% due 11/01/2066 (b)		950,000	870,231
TEPPCO Partners LP
7.00% due 06/01/2067 (b)		705,000	614,539
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)		485,000	503,061

			5,595,706

Gold - 0.03%
New Gold, Inc.
10.00% due 06/28/2017	CAD	250,000	203,200

Healthcare Products - 0.02%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)		$125,000	126,875

Healthcare Services - 0.73%
Aetna, Inc.
6.75% due 12/15/2037		1,130,000	1,110,761
Alliance Imaging, Inc.
7.25% due 12/15/2012 (g)		145,000	137,025
Coventry Health Care, Inc.
5.875% due 01/15/2012		225,000	233,243
6.30% due 08/15/2014		420,000	433,804
UnitedHealth Group, Inc.
4.875% due 02/15/2013		225,000	226,807
5.375% due 03/15/2016		240,000	233,972
5.50% due 11/15/2012		235,000	245,638
5.80% due 03/15/2036		115,000	97,286

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Services (continued)
UnitedHealth Group, Inc. (continued)
6.00% due 02/15/2018	$225,000	$228,178
6.625% due 11/15/2037	690,000	655,271
6.875% due 02/15/2038	115,000	113,907
WellPoint, Inc.
5.00% due 12/15/2014	208,000	203,084
6.375% due 06/15/2037	415,000	390,173

		4,309,149

Holdings Companies/Conglomerates - 0.19%
General Electric Company
5.00% due 02/01/2013	1,057,000	1,100,653
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	16,000	16,989

		1,117,642

Homebuilders - 0.21%
Centex Corp.
4.55% due 11/01/2010	1,200,000	1,038,000
Pulte Homes, Inc.
6.25% due 02/15/2013	210,000	191,625

		1,229,625

Hotels & Restaurants - 0.23%
Dave & Buster's, Inc.
11.25% due 03/15/2014	135,000	122,850
Marriott International, Inc.
4.625% due 06/15/2012	26,000	26,487
Starbucks Corp.
6.25% due 08/15/2017	430,000	445,482
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	340,000	340,813
Yum! Brands, Inc.
6.25% due 03/15/2018	405,000	413,152

		1,348,784

Household Products - 0.19%
Clorox Company
5.00% due 03/01/2013	600,000	607,909
5.95% due 10/15/2017	500,000	503,961

		1,111,870

Industrial Machinery - 0.14%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	226,325
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	593,057

		819,382

Insurance - 3.83%
ACE INA Holdings, Inc.
6.70% due 05/15/2036	470,000	459,466
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,553,361
AON Capital Trust A
8.205% due 01/01/2027	390,000	401,058
Assurant, Inc.
5.625% due 02/15/2014	209,000	203,196
6.75% due 02/15/2034	550,000	515,583
Avalon Re, Ltd.
6.928% due 06/06/2008 (b)(g)	250,000	244,525

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
AXA SA
6.379% due 12/14/2049 (b)(g)	$585,000	$472,675
6.463% due 12/31/2049 (b)(g)	275,000	235,416
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)	500,000	446,353
Cigna Corp.
6.15% due 11/15/2036	500,000	451,222
Cincinnati Financial Corp.
6.92% due 05/15/2028	960,000	998,020
CNA Financial Corp.
6.00% due 08/15/2011	280,000	288,797
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	800,000	753,895
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(g)	795,000	589,069
First American Corp.
7.55% due 04/01/2028	290,000	294,182
Foundation Re II, Ltd.
9.82% due 11/26/2010 (b)(g)	250,000	255,267
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	790,000	669,611
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	8,000	7,924
5.50% due 10/15/2016	480,000	471,259
Horace Mann Educators Corp.
6.85% due 04/15/2016	210,000	224,370
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	683,000	620,394
7.50% due 08/15/2036 (g)	1,820,000	1,765,886
7.80% due 03/15/2037 (g)	455,000	378,670
Lincoln National Corp.
6.05% due 04/20/2067 (b)	495,000	444,204
7.00% due 05/17/2066 (b)	555,000	537,158
Markel Corp.
6.80% due 02/15/2013	325,000	339,605
Merna Reinsurance, Ltd., Series B
6.58% due 12/31/2010 (b)(g)	1,355,000	1,305,949
MetLife, Inc.
5.70% due 06/15/2035	255,000	224,117
6.40% due 12/15/2036 (b)	985,000	851,478
Mystic Re, Ltd.
11.3812% due 12/05/2008 (b)(g)	250,000	249,175
Ohio Casualty Corp.
7.30% due 06/15/2014	380,000	404,363
PartnerRe Finance
6.44% due 12/01/2066 (b)	895,000	756,777
Progressive Corp.
6.70% due 06/15/2037 (b)	225,000	198,929
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	224,268
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	540,000	551,129
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	400,000	403,143
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	825,000	728,058
Symetra Financial Corp.
6.125% due 04/01/2016 (g)	350,000	345,933
8.30% due 10/15/2067 (b)(g)	310,000	296,568

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	$575,000	$593,757
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	21,000	20,524
W.R. Berkley Corp.
5.125% due 09/30/2010	900,000	912,591
6.15% due 08/15/2019	14,000	13,744
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	685,000	581,722
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	195,817
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	275,000	205,777

		22,684,985

International Oil - 0.47%
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	1,000,000	1,019,342
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (g)	201,771	209,357
Husky Energy, Inc.
6.20% due 09/15/2017	970,000	1,010,322
Pemex Project Funding Master Trust
6.2906% due 06/15/2010 (b)(g)	18,000	18,117
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (g)	10,476	10,525
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	250,000	223,750
Western Oil Sands, Inc.
8.375% due 05/01/2012	265,000	302,638

		2,794,051

Leisure Time - 0.68%
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	150,000	136,500
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	350,000	252,000
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	220,000	207,900
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	225,000	202,500
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	270,000	184,275
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	310,000	257,300
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	330,000	330,412
Majestic Star Casino LLC
9.50% due 10/15/2010	300,000	264,000
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	15,920
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	205,920
8.00% due 04/01/2012	150,000	145,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	185,000	162,800
9.75% due 04/01/2010	285,000	276,450
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	126,000	131,040

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Le isure Time (continued)
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (g)	$405,000	$424,185
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	310,000	213,900
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	370,000	357,050
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	250,000	243,125

		4,010,777

Liquor - 0.00%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	10,681

Manufacturing - 0.27%
General Electric Company
5.25% due 12/06/2017	350,000	351,276
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	330,000	310,200
Tyco Electronics Group SA
6.55% due 10/01/2017 (g)	910,000	954,095

		1,615,571

Medical-Hospitals - 0.11%
Alliance Imaging, Inc.
7.25% due 12/15/2012	175,000	165,375
Community Health Systems, Inc.
8.875% due 07/15/2015	500,000	490,625

		656,000

Metal & Metal Products - 0.11%
Alcan, Inc.
5.00% due 06/01/2015	6,000	5,977
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012 (g)	115,000	100,050
CII Carbon LLC
11.125% due 11/15/2015 (g)	405,000	352,350
Vedanta Resources PLC
6.625% due 02/22/2010 (g)	170,000	167,025

		625,402

Mining - 0.08%
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)	209,000	219,019
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	205,000	187,575
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	80,000	84,800

		491,394

Paper - 0.11%
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	327,460
Verso Paper, Inc., Series B
9.125% due 08/01/2014	325,000	306,313

		633,773

Petroleum Services - 0.63%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	210,000	183,750
Anadarko Petroleum Corp.
3.25% due 05/01/2008	600,000	599,444

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Anadarko Petroleum Corp. (continued)
6.45% due 09/15/2036	$1,000,000	$1,013,075
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	405,000	350,747
8.375% due 08/01/2066 (b)	700,000	687,350
McMoRan Exploration Company
11.875% due 11/15/2014	245,000	249,900
Premcor Refining Group, Inc.
6.75% due 05/01/2014	380,000	397,885
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	256,547

		3,738,698

Pharmaceuticals - 0.55%
Abbott Laboratories
5.60% due 11/30/2017	455,000	479,734
Allergan, Inc.
5.75% due 04/01/2016	400,000	409,569
AstraZeneca PLC
5.90% due 09/15/2017	485,000	521,181
Hospira, Inc.
5.90% due 06/15/2014	8,000	8,259
Schering Plough Corp.
5.55% due 12/01/2013	218,000	230,668
6.00% due 09/15/2017	1,200,000	1,255,786
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	170,000	173,146
6.15% due 02/01/2036	170,000	168,844

		3,247,187

Publishing - 0.04%
Idearc, Inc.
8.00% due 11/15/2016	395,000	233,050

Railroads & Equipment - 0.19%
Union Pacific Corp.
5.70% due 08/15/2018	1,125,000	1,140,940

Real Estate - 1.96%
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	605,000	604,196
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	215,000	222,317
Camden Property Trust, REIT
5.00% due 06/15/2015	216,000	189,875
Colonial Properties Trust, REIT
6.25% due 06/15/2014	211,000	192,571
Colonial Realty LP
5.50% due 10/01/2015	231,000	193,666
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	22,000	21,244
Duke Realty LP
5.95% due 02/15/2017	975,000	864,631
ERP Operating LP
5.75% due 06/15/2017	1,120,000	1,006,301
Health Care Property Investors, Inc., MTN, REIT
4.875% due 09/15/2010	229,000	226,497
5.625% due 02/28/2013	520,000	493,909
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	750,000	676,452

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Health Care, Inc., REIT
6.00% due 11/15/2013	$215,000	$211,150
6.20% due 06/01/2016	680,000	611,228
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	360,000	384,590
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	612,000	621,240
HRPT Properties Trust
6.65% due 01/15/2018	200,000	175,731
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	285,000	306,170
Realty Income Corp.
5.95% due 09/15/2016	560,000	533,733
Rouse Company LP, REIT
6.75% due 05/01/2013 (g)	420,000	367,202
Rouse Company, REIT
3.625% due 03/15/2009	645,000	610,824
5.375% due 11/26/2013	209,000	170,024
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016 (g)	270,000	207,900
Simon Property Group LP, REIT
5.75% due 12/01/2015	530,000	510,130
5.875% due 03/01/2017	595,000	566,868
USB Realty Corp.
6.091% due 12/22/2049 (b)(g)	500,000	385,000
Vornado Realty LP
5.60% due 02/15/2011	800,000	782,900
Westfield Group
5.40% due 10/01/2012 (g)	475,000	467,031

		11,603,380

Retail - 0.50%
CVS Caremark Corp.
3.385% due 06/01/2010 (b)	900,000	870,079
5.75% due 06/01/2017	400,000	412,684
6.125% due 08/15/2016	515,000	545,761
6.302% due 06/01/2037 (b)	710,000	673,539
Kohl's Corp.
6.25% due 12/15/2017	460,000	458,180

		2,960,243

Retail Trade - 0.10%
RPM International, Inc.
6.50% due 02/15/2018	565,000	569,515

Semiconductors - 0.05%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	405,000	287,550

Software - 0.06%
Fiserv, Inc.
6.80% due 11/20/2017	330,000	349,174

Steel - 0.07%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	450,000	442,125

Telecommunications Equipment &
Services - 0.56%
Axtel SAB de CV
7.625% due 02/01/2017 (g)	340,000	345,100

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Citizens Communications Company
6.25% due 01/15/2013		$290,000	$266,800
Deutsche Telekom International Finance BV
5.75% due 03/23/2016		1,000,000	1,023,883
6.625% due 07/11/2011	EUR	1,000	1,598
8.00% due 06/15/2010		$222,000	241,427
8.25% due 06/15/2030		227,000	277,046
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		400,000	350,000
France Telecom SA
7.75% due 03/01/2011		20,000	21,921
8.50% due 03/01/2031		220,000	280,241
SBC Communications, Inc.
4.125% due 09/15/2009		207,000	209,704
5.10% due 09/15/2014		16,000	16,239
5.625% due 06/15/2016		12,000	12,274
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)		9,000	9,741
West Corp.
11.00% due 10/15/2016		325,000	272,187

			3,328,161

Telephone - 1.00%
AT&T, Inc.
6.30% due 01/15/2038		500,000	492,608
6.50% due 09/01/2037		190,000	192,225
6.80% due 05/15/2036		400,000	418,511
BellSouth Corp.
4.20% due 09/15/2009		212,000	214,689
6.00% due 11/15/2034		820,000	777,092
British Telecommunications PLC
5.95% due 01/15/2018		405,000	412,830
Cincinnati Bell, Inc.
8.375% due 01/15/2014		225,000	216,000
Qwest Corp.
7.875% due 09/01/2011		315,000	320,512
Sprint Capital Corp.
6.125% due 11/15/2008		216,000	210,600
6.375% due 05/01/2009		212,000	203,520
6.875% due 11/15/2028		400,000	280,000
8.375% due 03/15/2012		207,000	182,160
Telecom Italia Capital SA
4.00% due 01/15/2010		670,000	666,519
4.00% due 11/15/2008		169,000	168,888
7.20% due 07/18/2036		650,000	673,150
Verizon Communications, Inc.
6.40% due 02/15/2038		480,000	479,913
Verizon New York, Inc., Series A
6.875% due 04/01/2012		15,000	16,143

			5,925,360

Tobacco - 0.10%
Alliance One International, Inc.
8.50% due 05/15/2012		170,000	158,950
11.00% due 05/15/2012		145,000	147,175
Altria Group, Inc.
7.00% due 11/04/2013		6,000	6,968

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Tobacco (continued)
Reynolds American, Inc.
7.25% due 06/01/2013	$245,000	$260,663

		573,756

Transportation - 0.13%
CMA CGM SA
7.25% due 02/01/2013 (g)	455,000	386,750
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	315,000	303,188
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	2,000	2,022
8.75% due 12/01/2013	75,000	78,000

		769,960

Utility Service - 0.00%
Public Service Company of New Mexico
4.40% due 09/15/2008	13,000	12,956

TOTAL CORPORATE BONDS (Cost $185,787,619)		$178,507,220

MUNICIPAL BONDS - 0.20%

District of Columbia - 0.20%
George Washington University D C
5.095% due 09/15/2032	1,175,000	1,184,294

TOTAL MUNICIPAL BONDS (Cost $1,175,000)		$1,184,294

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.39%
American Home Mortgage Assets, Series 2006-6,
Class XP
3.6849% IO due 12/25/2046	9,043,567	423,917
American Home Mortgage Assets, Series 2007-5,
Class XP
4.2211% IO due 06/25/2047	7,319,327	471,182
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.1794% IO due 05/25/2047	6,504,218	390,253
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	811,511	799,921
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	535,000	494,206
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	32,284	31,785
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	50,846	41,877
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1805% due 09/10/2047 (b)	470,000	452,305
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	1,600,000	1,411,902
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.7119% due 05/10/2045 (b)	970,000	951,661
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	775,000	763,090

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	$750,000	$731,031
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8801% due 03/20/2036 (b)	558,242	559,949
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9456% due 05/20/2036 (b)	324,281	329,474
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.8939% due 09/20/2037 (b)	419,854	430,392
Banc of America Large Loan,
Series 2005-MIB1, Class B
3.3812% due 03/15/2022 (b)(g)	895,000	875,754
Banc of America Large Loan, Series 2006-BIX1,
Class C
3.3012% due 10/15/2019 (b)(g)	1,000,000	957,596
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	5,355	5,330
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.5471% due 04/25/2035 (b)	186,029	181,077
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	10,438	9,848
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	790,000	749,374
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.1275% IO due 07/11/2042 (b)	458,431	8,643
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.1715% IO due 02/13/2046 (b)(g)	557,951	9,727
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	38,360
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
3.5612% due 03/15/2019 (b)(g)	700,000	631,812
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (g)	400,000	248,896
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.6025% IO due 10/12/2041	30,889,963	595,120
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	715,000	687,902
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
3.345% due 12/25/2036 (b)	2,271,886	1,944,095
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	31,145
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	294,946	296,144
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.724% due 03/15/2049 (b)	700,000	686,225

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)

(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8334% due 12/25/2035 (b)	$398,467	$338,493
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	250,165	251,806
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	14,755	14,763
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.2254% due 09/15/2020 (b)	190,000	153,392
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	360,000	347,271
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4092% due 01/15/2046 (b)	1,000,000	886,160
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	49,859	45,767
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.2242% due 06/10/2044 (b)	49,365	40,135
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
3.3212% due 11/15/2017 (b)(g)	595,000	563,817
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.7064% due 06/10/2046 (b)	585,000	574,746
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
3.2847% IO due 11/20/2035	7,791,680	272,709
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.9346% IO due 08/25/2046 (b)	3,833,158	144,941
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
1.9455% IO due 07/25/2046 (b)	7,162,827	277,560
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	4,473,148	174,732
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
3.5706% IO due 05/25/2036 (b)	2,995,845	123,579
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	633,343	633,937
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5254% due 07/20/2034 (b)	1,350,241	1,375,945
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
3.3512% due 04/15/2008 (b)(g)	870,000	837,699
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036 (g)	1,760,000	1,747,015
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	1,225,000	1,202,618
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	671,000	632,095

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	$515,000	$497,387
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	307	307
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	34,195	34,032
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	32,087	32,561
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	19,746	20,017
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	1,175,000	1,112,326
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	10,860	10,401
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1123% IO due 02/15/2038 (b)(g)	1,166,706	12,696
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	58,053	46,853
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
2.9936% IO due 08/19/2045	7,796,622	253,390
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	535,269	546,215
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	394,886	409,407
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	3,842	4,058
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	7,578	8,233
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	1,502,096	1,506,231
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	690,000	692,668
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	720,000	723,294
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0276% due 08/25/2034 (b)	1,591,578	1,604,804
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2138% due 11/25/2034 (b)	135,279	133,035
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.177% due 05/25/2036 (b)	199,401	139,025

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	$6,061	$6,064
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	8,198	8,221
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	22,496
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	14,809	14,574
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1071% IO due 06/10/2048 (b)(g)	1,693,617	20,859
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	35,420
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (g)	295,000	289,503
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (g)	367,000	363,115
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (g)	135,000	130,510
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.3141% due 05/10/2040 (b)	1,370,000	1,339,633
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	201,658	202,462
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6372% due 03/19/2036 (b)	294,489	294,726
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 02/10/2017	315,000	227,112
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 02/10/2017	170,000	108,955
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	20,848	20,190
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	705,000	698,685
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.1987% IO due 07/10/2039 (b)(g)	2,071,825	37,654
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	1,350,000	1,210,265
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	955,000	941,028
GS Mortgage Securities Corp., Series 2006-NIM3,
Class N2
8.112% due 06/25/2046 (g)	103,023	102,122
GSR Mortgage Loan Trust, Series 2004-14,
Class 3A2
6.7033% due 12/25/2034 (b)	503,210	507,776

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GSR Mortgage Loan Trust, Series 2004-9, Class B1
5.2173% due 08/25/2034 (b)	$319,592	$300,004
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3881% due 01/25/2036 (b)	783,533	780,367
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.0822% IO due 09/19/2035 (b)	5,361,860	175,936
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	16,098,196	120,736
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	16,163,541	141,431
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (g)	11,269,427	84,521
Harborview NIM Corp., Series 2007-2A, Class N2
7.87% due 04/25/2037 (g)	170,457	170,457
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
3.3907% IO due 10/25/2036	12,576,165	349,775
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 2X
3.0716% IO due 10/25/2036 (b)	32,095,294	802,382
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	190,924	188,859
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.5151% due 05/25/2035 (b)	324,716	314,757
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.4011% due 08/25/2036 (b)	298,534	239,461
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-LD11, Class AM
5.8189% due 06/15/2049 (b)	1,660,000	1,455,807
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	51,734	50,988
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	9,932	9,797
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8752% due 04/15/2045 (b)	490,000	483,967
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	845,000	795,771
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	214,184	217,837
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8234% due 01/25/2037 (b)	811,862	786,416
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	485,000	457,574
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	116,030

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	$209,387	$214,928
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	455,368	462,483
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	29,619	30,412
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2373% IO due 02/15/2040 (b)(g)	734,412	14,430
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(g)	25,472	18,887
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2030	58,053	57,485
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8831% due 06/15/2038 (b)	575,000	569,285
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	2,353,629	2,244,200
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8173% due 04/21/2034 (b)	1,629,003	1,629,235
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.5984% due 08/25/2034 (b)	766,287	771,974
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
6.4604% due 03/25/2035 (b)	1,526,493	1,504,004
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.989% due 02/25/2036 (b)	672,508	662,328
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	30,412
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0576% IO due 08/12/2020 (g)	5,511,003	32,321
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.2436% due 11/12/2037 (b)	435,000	420,148
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.6584% due 05/12/2039 (b)	1,000,000	902,510
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.3635% IO due 08/12/2026	13,924,829	342,386
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.9094% due 06/12/2046 (b)	785,000	777,752
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	595,000	566,337
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.981% due 09/25/2037 (b)	289,984	258,269

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.981% due 09/25/2037 (b)	$109,994	$93,323
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.981% due 09/25/2037 (b)	69,996	52,979
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	279,405
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	20,769	20,333
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2034% due 11/14/2042 (b)	415,000	406,020
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2034% due 11/14/2042 (b)	415,000	404,710
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	675,000	648,349
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1675% IO due 07/15/2056 (b)(g)	676,993	18,506
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1459% IO due 12/31/2041 (b)(g)	1,461,955	20,426
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
3.4188% due 02/20/2049 (b)(g)	1,000,000	700,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
4.3588% due 02/20/2049 (b)(g)	1,000,000	600,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.5486% due 05/25/2035 (b)	314,199	242,927
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9573% due 12/25/2035 (b)	488,521	451,541
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	590,722	603,553
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	12,045	12,311
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	24,331	24,815
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	680,000	669,003
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	135,000	118,695
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	397,000	395,263
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (g)	100,000	96,886
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (g)	110,000	105,346
Sequoia Mortgage Trust, Series 2005-3, Class A1
3.3138% due 05/20/2035 (b)	6,219	6,128
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7423% due 04/25/2037 (b)	1,682,215	1,645,715

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	$900,000	$879,504
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0733% IO due 03/15/2042 (b)(g)	958,277	7,796
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	30,427
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
5.9408% due 03/23/2045 (g)	578,541	551,422
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.3029% due 11/23/2043 (g)	879,176	849,706
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
0.5539% IO due 07/25/2047	17,094,925	224,371
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
0.8469% IO due 06/25/2017	30,726,181	384,077
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.2037% due 02/25/2037 (b)	356,858	279,588
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	236,422	242,998
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.941% IO due 04/25/2047	13,532,888	228,367
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	16,438	16,252
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6542% due 10/25/2036 (b)	866,811	879,493
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	440,398	436,408

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,008,939)		$73,426,785

ASSET BACKED SECURITIES - 3.70%
Alesco Preferred Funding, Ltd., Series 12A, Class B
4.8575% due 07/15/2037 (b)(g)	430,000	355,180
Alesco Preferred Funding, Ltd., Series 14A, Class B
5.5338% due 09/23/2037 (b)(g)	930,000	742,233
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
5.5637% due 12/23/2037 (b)(g)	220,000	185,086
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	951	949
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	1,150,000	345,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	600,000	545,437
Anthracite, Ltd., Series 2002-CIBA, Class A
3.585% due 05/24/2017 (b)(g)	941,255	851,247

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.8438% due 12/26/2041 (b)(g)	$370,000	$259,046
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
4.2937% due 12/26/2041 (b)(g)	615,000	390,151
Argent Securities, Inc., Series 2004-W1, Class M3
4.585% due 02/25/2034 (b)	15,448	10,856
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
3.5838% due 03/20/2050 (b)(g)	400,000	300,000
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
3.515% due 02/25/2052 (b)(g)	1,000,000	669,100
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	862,011	864,046
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	1,250,000	1,214,045
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	460,000	446,067
Crest, Ltd., Series 2002-IGA, Class A
3.6937% due 07/28/2017 (b)(g)	1,568,001	1,491,651
Crest, Ltd., Series 2003-1A, Class B1
4.04% due 05/28/2038 (b)(g)	600,000	522,612
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	1,845,000	1,694,540
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	125,000	111,249
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
5.8406% due 12/05/2046 (g)	975,000	390,000
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	535,000	430,945
Equity One ABS, Inc., Series 2004-2, Class AV2
3.385% due 07/25/2034 (b)	647	600
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	1,002,127
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.4925% due 11/25/2051 (b)(g)	1,230,000	964,074
JER CDO, Series 2006-2A, Class AFL
3.465% due 03/25/2045 (b)(g)	700,000	385,000
LNR CDO, Ltd., Series 2006-1A, Class BFL
3.7938% due 05/28/2043 (b)(g)	700,000	385,000
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
3.635% due 12/25/2050 (g)	570,000	395,637
North Street Referenced Linked Notes, Series
2000-1A, Class C
6.7337% due 07/30/2010 (b)(g)	500,000	502,500
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
3.515% due 06/22/2051 (b)(g)	900,000	568,980
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
4.0138% due 05/22/2041 (b)(g)	475,000	329,187

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
4.2138% due 05/22/2041 (b)(g)	$475,000	$331,756
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	1,050,000	1,019,678
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	1,000,000	975,581
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9815% due 09/25/2035 (b)	65,162	63,616
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	900,000	898,844
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.42% due 12/25/2048	1,316,128	1,276,645
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.665% due 06/25/2045 (b)(g)	685,000	411,966
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	184,400	183,484
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	335,000	308,832
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	18,881	18,043
Sharps SP I LLC Net Interest Margin Trust, Series
2006-CW4N, Class NB
9.25% due 04/25/2046 (g)	51,666	51,250
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	49,000	46,153

TOTAL ASSET BACKED SECURITIES
(Cost $26,911,644)		$21,938,393

SUPRANATIONAL OBLIGATIONS - 0.04%

Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	12,000	13,528

Venezuela - 0.04%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	215,613
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	20,000	21,715

		237,328

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,269)		$250,856

PREFERRED STOCKS - 0.21%

Food & Beverages - 0.05%
Ocean Spray Cranberries, Inc.	3,200	294,700

Mining - 0.10%
Freeport-McMoRan Copper & Gold, Inc.	4,000	591,080

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Telephone - 0.06%
Telephone & Data Systems, Inc.	16,000	$351,200

TOTAL PREFERRED STOCKS (Cost $1,064,480)		$1,236,980

WARRANTS - 0.01%

Gold - 0.01%
New Gold, Inc.
(Expiration Date: 06/28/2017, Strike
Price: CAD 15.00) *	25,000	44,450

TOTAL WARRANTS (Cost $49,132)		$44,450

REPURCHASE AGREEMENTS - 3.94%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$23,329,568 on 03/03/2008,
collateralized by $105,000 Federal
National Mortgage Association,
5.25% due 07/18/2011 (valued at
$112,875, including interest) and
$21,705,000 Federal Home Loan
Bank, 5.375% due 05/15/2019
(valued at $23,685,581, including
interest)	$23,325,000	$23,325,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,325,000)		$23,325,000

SHORT TERM INVESTMENTS - 10.68%
Federal Farm Credit Bank Discount Notes
zero coupon due 03/18/2008	$3,000,000	$2,996,147
Federal Home Loan Bank Discount Notes
zero coupon due 03/03/2008 to
03/18/2008	21,525,000	21,513,215
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/12/2008	9,707,000	9,699,140
Federal National Mortgage Association Discount
Notes
zero coupon due 03/12/2008	29,122,000	29,098,241

TOTAL SHORT TERM INVESTMENTS
(Cost $63,306,743)		$63,306,743

Total Investments (Active Bond Fund)
(Cost $650,247,080) - 108.19%		$641,042,835
Liabilities in Excess of Other Assets - (8.19)%		(48,503,579)

TOTAL NET ASSETS - 100.00%		$592,539,256

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.08%

Aerospace - 1.53%
Boeing Company	94,400	$7,815,376
General Dynamics Corp.	8,500	695,725
Northrop Grumman Corp.	28,100	2,208,941

		10,720,042

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Agriculture - 0.49%
Bunge, Ltd.	31,100	$3,447,124

Air Travel - 0.29%
US Airways Group, Inc. *	165,200	2,048,480

Auto Parts - 0.98%
Autoliv, Inc.	122,900	6,132,710
Johnson Controls, Inc.	23,300	765,638

		6,898,348
Automobiles - 0.31%
PACCAR, Inc.	50,700	2,199,366

Banking - 2.88%
Bank of America Corp.	254,200	10,101,908
Bank of Hawaii Corp.	8,100	388,962
Cullen Frost Bankers, Inc.	4,400	224,928
Northern Trust Corp.	140,900	9,529,067

		20,244,865
Broadcasting - 0.67%
CBS Corp., Class B	152,100	3,470,922
Liberty Global, Inc., Class A *	33,200	1,248,320

		4,719,242
Building Materials & Construction - 0.15%
Drew Industries, Inc. *	6,600	177,936
Perini Corp. *	22,500	843,300

		1,021,236
Business Services - 2.12%
Brinks Company	85,600	5,729,208
Computer Sciences Corp. *	110,300	4,792,535
CSG Systems International, Inc. *	4,500	51,075
Fluor Corp.	14,700	2,046,975
Global Sources, Ltd. * (a)	11,000	134,200
Hewitt Associates, Inc., Class A *	34,500	1,361,370
Jacobs Engineering Group, Inc. *	6,400	513,856
MAXIMUS, Inc.	6,500	236,080
Net 1 UEPS Technologies, Inc. *	500	14,550

		14,879,849
Cable & Television - 1.23%
DIRECTV Group, Inc. *	343,500	8,604,675

Cellular Communications - 0.29%
Telephone & Data Systems, Inc.	44,100	2,068,290

Chemicals - 1.13%
Cambrex Corp. *	20,300	177,219
Celanese Corp., Series A	94,600	3,679,940
CF Industries Holdings, Inc.	7,100	866,768
Minerals Technologies, Inc.	800	48,224
Terra Industries, Inc. *	70,200	3,173,742

		7,945,893
Commercial Services - 0.17%
Shaw Group, Inc. *	18,900	1,216,782

Computers & Business Equipment - 4.57%
Apple, Inc. *	80,600	10,076,612
International Business Machines Corp.	16,600	1,890,076
Lexmark International, Inc. *	132,200	4,366,566

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Network Appliance, Inc. *	71,400	$1,543,668
Sun Microsystems, Inc. *	402,600	6,602,640
Tech Data Corp. *	57,900	1,930,965
Western Digital Corp. *	183,200	5,655,384

		32,065,911
Containers & Glass - 0.94%
Owens-Illinois, Inc. *	116,600	6,582,070

Cosmetics & Toiletries - 1.43%
Colgate-Palmolive Company	55,700	4,238,213
Kimberly-Clark Corp.	79,200	5,162,256
Procter & Gamble Company	6,500	430,170
Sally Beauty Holdings, Inc. *	28,500	218,025

		10,048,664
Crude Petroleum & Natural Gas - 1.98%
Apache Corp.	3,600	412,956
Bois d'Arc Energy, Inc. *	1,200	25,764
EOG Resources, Inc.	2,900	345,071
Hess Corp.	73,700	6,867,366
Sunoco, Inc.	98,400	6,010,272
Swift Energy Company *	4,800	229,104

		13,890,533
Domestic Oil - 0.90%
Comstock Resources, Inc. *	700	25,410
Frontier Oil Corp.	132,500	4,731,575
St. Mary Land & Exploration Company	42,200	1,556,336

		6,313,321
Drugs & Health Care - 0.10%
Quidel Corp. *	42,900	704,847

Educational Services - 0.02%
INVESTools, Inc. *	14,400	166,608

Electrical Equipment - 0.05%
Emerson Electric Company	6,600	336,336

Electrical Utilities - 1.37%
American Electric Power Company, Inc.	74,300	3,040,356
Constellation Energy Group, Inc.	21,400	1,890,690
Edison International	76,900	3,798,860
FirstEnergy Corp.	13,000	878,670

		9,608,576
Electronics - 0.74%
Arrow Electronics, Inc. *	39,800	1,297,878
Avnet, Inc. *	65,400	2,204,634
Dolby Laboratories, Inc., Class A *	27,900	1,234,575
Multi-Fineline Electronix, Inc. *	17,700	376,479
Zoran Corp. *	5,500	75,515

		5,189,081
Energy - 2.29%
Duke Energy Corp.	124,600	2,185,484
McDermott International, Inc. *	106,300	5,550,986
Sempra Energy	157,000	8,341,410

		16,077,880

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services - 6.94%
Bank of New York Mellon Corp.	227,500	$9,980,425
Blackrock, Inc. (c)	9,500	1,835,875
Charles Schwab Corp.	375,200	7,357,672
CME Group, Inc.	8,700	4,465,710
Goldman Sachs Group, Inc.	58,100	9,855,503
Janus Capital Group, Inc.	8,900	215,558
MasterCard, Inc., Class A	28,200	5,358,000
Morgan Stanley	28,400	1,196,208
Nasdaq Stock Market, Inc. *	72,100	2,992,871
TD Ameritrade Holding Corp. *	45,100	825,330
Wells Fargo & Company (c)	159,800	4,670,954

		48,754,106
Food & Beverages - 2.45%
Coca-Cola Enterprises, Inc.	108,700	2,655,541
Pepsi Bottling Group, Inc.	39,600	1,346,796
PepsiCo, Inc.	189,800	13,202,488

		17,204,825
Furniture & Fixtures - 0.18%
Leggett & Platt, Inc.	76,500	1,277,550

Gas & Pipeline Utilities - 2.04%
Global Industries, Ltd. *	289,400	5,327,854
Transocean, Inc. *	63,834	8,969,315

		14,297,169
Healthcare Products - 2.51%
Baxter International, Inc.	116,800	6,893,536
Cypress Biosciences, Inc. *	65,900	527,200
Herbalife, Ltd.	120,600	5,044,698
Intuitive Surgical, Inc. *	2,800	789,376
Kinetic Concepts, Inc. *	84,400	4,337,316

		17,592,126
Healthcare Services - 2.79%
Alliance Imaging, Inc. *	21,700	213,094
Amedisys, Inc. *	400	17,112
Health Net, Inc. *	102,900	4,521,426
Humana, Inc. *	107,400	7,338,642
McKesson Corp.	60,000	3,525,600
Medco Health Solutions, Inc. *	62,700	2,778,237
WellPoint, Inc. *	17,300	1,212,384

		19,606,495
Holdings Companies/Conglomerates - 1.03%
General Electric Company	204,500	6,777,130
Loews Corp.	11,300	472,792

		7,249,922
Homebuilders - 0.12%
NVR, Inc. *	1,500	811,020

Hotels & Restaurants - 1.85%
McDonald's Corp.	10,300	557,333
Wynn Resorts, Ltd. *	38,900	3,917,230
Yum! Brands, Inc.	246,700	8,498,815

		12,973,378
Industrial Machinery - 1.40%
Caterpillar, Inc.	132,100	9,554,793

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
FMC Technologies, Inc. *	4,200	$237,972
Intevac, Inc. *	5,100	65,484

		9,858,249
Insurance - 3.99%
ACE, Ltd.	179,700	10,106,328
Aetna, Inc.	175,800	8,719,680
Allied World Assurance Holdings, Ltd.	41,700	1,816,035
Assurant, Inc.	17,900	1,119,645
Hartford Financial Services Group, Inc.	4,900	342,510
PartnerRe, Ltd.	34,600	2,660,394
Reinsurance Group of America, Inc.	7,300	399,383
The Travelers Companies, Inc.	39,900	1,851,759
XL Capital, Ltd., Class A	28,400	1,024,104

		28,039,838
International Oil - 8.12%
Callon Petroleum Company *	1,700	31,348
Chevron Corp.	141,000	12,219,060
ConocoPhillips	160,700	13,291,497
Exxon Mobil Corp.	361,700	31,471,517

		57,013,422
Internet Content - 0.99%
Google, Inc., Class A *	11,800	5,559,924
Yahoo!, Inc. *	50,400	1,400,112

		6,960,036
Internet Retail - 0.27%
eBay, Inc. *	72,300	1,905,828

Internet Software - 0.08%
Symantec Corp. *	33,700	567,508

Leisure Time - 0.64%
Callaway Golf Company	900	13,716
Churchill Downs, Inc.	1,700	77,401
Regal Entertainment Group, Class A (a)	33,700	664,901
Royal Caribbean Cruises, Ltd.	106,600	3,732,066
Vail Resorts, Inc. *	500	22,625

		4,510,709
Manufacturing - 1.59%
Honeywell International, Inc.	193,500	11,133,990
TriMas Corp. *	600	4,638

		11,138,628
Medical-Hospitals - 0.06%
Centene Corp. *	24,600	440,832

Metal & Metal Products - 0.59%
Precision Castparts Corp.	37,600	4,150,664

Mining - 0.10%
Compass Minerals International, Inc.	11,800	671,656

Paper - 0.01%
Buckeye Technologies, Inc. *	3,700	39,997

Petroleum Services - 0.31%
Helmerich & Payne, Inc.	45,300	2,030,799
Trico Marine Services, Inc. *	2,800	110,656

		2,141,455

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 6.71%
Bristol-Myers Squibb Company	390,700	$8,833,727
Cubist Pharmaceuticals, Inc. *	47,100	857,220
Eli Lilly & Company	15,800	790,316
Gilead Sciences, Inc. *	112,100	5,304,572
Merck & Company, Inc.	88,800	3,933,840
Noven Pharmaceuticals, Inc. *	5,700	77,292
Onyx Pharmaceuticals, Inc. *	2,400	65,568
Pfizer, Inc.	712,600	15,876,728
Schering-Plough Corp.	294,200	6,384,140
Sepracor, Inc. *	232,600	4,993,922

		47,117,325
Publishing - 0.26%
McGraw-Hill Companies, Inc.	43,900	1,796,827

Railroads & Equipment - 0.64%
Burlington Northern Santa Fe Corp.	18,400	1,615,152
Union Pacific Corp.	23,000	2,869,480

		4,484,632
Real Estate - 1.22%
Apartment Investment & Management
Company, Class A, REIT	4,985	171,733
Equity Residential, REIT	29,900	1,141,582
Health Care, Inc., REIT (a)	13,500	555,660
Hospitality Properties Trust, REIT	16,000	581,280
Liberty Property Trust, REIT	15,300	454,563
ProLogis, REIT	24,300	1,309,284
Public Storage, Inc., REIT	2,600	211,536
Regency Centers Corp., REIT	12,600	747,810
Simon Property Group, Inc., REIT	25,200	2,111,760
Vornado Realty Trust, REIT	14,900	1,245,044

		8,530,252
Retail Grocery - 1.10%
Safeway, Inc.	17,400	500,076
SUPERVALU, Inc.	184,300	4,837,875
The Kroger Company	99,500	2,412,875

		7,750,826
Retail Trade - 3.81%
Advance Auto Parts, Inc.	14,100	472,914
Barnes & Noble, Inc.	11,100	312,132
Best Buy Company, Inc.	154,300	6,636,443
BJ's Wholesale Club, Inc. *	201,000	6,343,560
Fossil, Inc. *	5,900	189,862
RadioShack Corp.	287,700	5,020,365
Systemax, Inc. * (a)	700	7,581
The TJX Companies, Inc.	242,800	7,769,600

		26,752,457
Sanitary Services - 0.22%
Allied Waste Industries, Inc. *	104,200	1,077,428
Waste Management, Inc.	14,700	482,601

		1,560,029
Semiconductors - 1.87%
Advanced Analogic Technologies, Inc. *	1,400	9,100
Amkor Technology, Inc. *	101,900	1,193,249
Emulex Corp. *	44,300	659,184

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
NVIDIA Corp. *	211,900	$4,532,541
Texas Instruments, Inc.	224,400	6,723,024

		13,117,098
Software - 2.57%
Microsoft Corp.	663,000	18,046,860

Steel - 0.76%
AK Steel Holding Corp.	101,300	5,330,406

Telecommunications Equipment &
Services - 2.60%
CommScope, Inc. *	9,300	389,484
Embarq Corp.	111,900	4,693,086
Verizon Communications, Inc.	358,800	13,031,616
Viasat, Inc. *	5,100	106,947

		18,221,133
Telephone - 1.46%
AT&T, Inc.	293,600	10,226,088

Tires & Rubber - 0.27%
Cooper Tire & Rubber Company	105,800	1,911,806

Tobacco - 1.12%
Altria Group, Inc.	107,900	7,891,806

Transportation - 0.76%
Frontline, Ltd. (a)	58,800	2,654,232
Kirby Corp. *	60,200	2,713,816

		5,368,048
Trucking & Freight - 1.02%
Ryder Systems, Inc.	124,900	7,195,489

TOTAL COMMON STOCKS (Cost $660,457,752)		$639,504,514

SHORT TERM INVESTMENTS - 1.55%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$3,527,892	$3,527,892
U.S. Treasury Bills
zero coupon due 04/17/2008 ****	7,410,000	7,384,199

TOTAL SHORT TERM INVESTMENTS
(Cost $10,912,091)		$10,912,091

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.64%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$53,651,505 on 03/03/2008,
collateralized by $30,000 Federal
Home Loan Mortgage Corp.,
4.15% due 01/29/2013 (valued at
$30,600, including interest) and
$30,600,000 Federal Farm Credit
Bank, 3.58% due 08/22/2011
(valued at $30,523,500, including
interest) and $3,520,000 Federal
Home Loan Mortgage Corp., 4.5%
due 01/15/2013 (valued at
$3,691,600, including interest) and
$18,850,000 Federal Home Loan
Mortgage Corp., 5.25% due
07/18/2011 (valued at
$20,263,750, including interest)
and $190,000 Federal Home Loan
Mortgage Corp., 5.5% due
07/18/2016 (valued at $208,763,
including interest)	$53,641,001	$53,641,001

TOTAL REPURCHASE AGREEMENTS
(Cost $53,641,001)		$53,641,001

Total Investments (All Cap Core Fund)
(Cost $725,010,844) - 100.27%		$704,057,606
Liabilities in Excess of Other Assets - (0.27)%		(1,920,489

TOTAL NET ASSETS - 100.00%		$702,137,117

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.18%

Aerospace - 5.37%
General Dynamics Corp.	23,095	$1,890,326
Spirit Aerosystems Holdings, Inc., Class A *	85,154	2,300,861
Teledyne Technologies, Inc. *	7,128	316,483
United Technologies Corp.	28,775	2,028,925

		6,536,595
Agriculture - 1.64%
Monsanto Company	11,182	1,293,534
The Mosaic Company *	6,332	704,751

		1,998,285
Apparel & Textiles - 1.03%
Crocs, Inc. * (a)	14,798	359,887
NIKE, Inc., Class B	14,894	896,619

		1,256,506
Auto Parts - 0.55%
BorgWarner, Inc.	10,017	431,833
Johnson Controls, Inc.	7,266	238,761

		670,594
Biotechnology - 1.58%
Applera Corp.	24,195	815,613

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Biogen Idec, Inc. *	19,041	$1,111,233

		1,926,846
Building Materials & Construction - 2.75%
Chicago Bridge & Iron Company N.V.	26,260	1,221,615
Foster Wheeler, Ltd. *	32,408	2,121,104

		3,342,719
Business Services - 1.58%
Accenture, Ltd., Class A	54,444	1,919,151

Cellular Communications - 0.73%
China Mobile, Ltd.	59,500	891,644

Commercial Services - 0.50%
Morningstar, Inc. *	9,388	612,004

Computers & Business Equipment - 8.46%
Apple, Inc. *	27,934	3,492,309
Cisco Systems, Inc. *	121,117	2,951,621
MICROS Systems, Inc. *	34,752	1,113,454
Research In Motion, Ltd. *	22,373	2,322,317
Seagate Technology	18,742	404,265

		10,283,966
Construction & Mining Equipment - 1.93%
National Oilwell Varco, Inc. *	37,725	2,350,268

Cosmetics & Toiletries - 5.05%
Colgate-Palmolive Company	40,607	3,089,786
Procter & Gamble Company	46,187	3,056,656

		6,146,442
Crude Petroleum & Natural Gas - 2.53%
Marathon Oil Corp.	8,191	435,433
Occidental Petroleum Corp.	34,143	2,641,644

		3,077,077
Electrical Equipment - 2.81%
Emerson Electric Company	42,211	2,151,073
Fanuc, Ltd.	6,800	633,956
Varian, Inc. *	11,563	626,136

		3,411,165
Electronics - 3.75%
Amphenol Corp., Class A	31,489	1,164,148
Garmin, Ltd. (a)	23,000	1,350,330
Thermo Fisher Scientific, Inc. *	20,233	1,131,632
Trimble Navigation, Ltd. *	33,567	917,722

		4,563,832
Energy - 2.18%
McDermott International, Inc. *	50,665	2,645,726

Financial Services - 2.43%
Ameriprise Financial, Inc.	23,059	1,167,708
optionsXpress Holdings, Inc.	19,277	446,455
T. Rowe Price Group, Inc. (c)	9,434	476,700
Waddell & Reed Financial, Inc., Class A	27,382	858,152

		2,949,015
Food & Beverages - 4.99%
Campbell Soup Company	13,477	435,172
Hansen Natural Corp. *	23,846	989,609

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Kellogg Company	29,858	$1,514,398
PepsiCo, Inc.	45,065	3,134,721

		6,073,900
Gas & Pipeline Utilities - 1.40%
Transocean, Inc. *	12,090	1,698,766

Healthcare Products - 2.33%
Baxter International, Inc.	15,218	898,167
Becton, Dickinson & Company	4,836	437,271
Johnson & Johnson	24,193	1,498,998

		2,834,436
Healthcare Services - 4.59%
Express Scripts, Inc. *	14,065	831,241
Health Net, Inc. *	31,734	1,394,392
McKesson Corp.	10,437	613,278
Pediatrix Medical Group, Inc. *	5,476	361,471
Quest Diagnostics, Inc.	8,265	393,993
UnitedHealth Group, Inc.	25,432	1,182,079
WellPoint, Inc. *	11,534	808,303

		5,584,757
Household Products - 1.28%
Clorox Company	26,698	1,553,557

Industrial Machinery - 2.23%
Cameron International Corp. *	23,300	989,784
Komatsu, Ltd.	67,930	1,725,726

		2,715,510
Industrials - 1.74%
ABB, Ltd.	59,613	1,485,216
Mitsui O.S.K. Lines, Ltd.	49,000	636,406

		2,121,622
Insurance - 2.19%
ACE, Ltd.	21,594	1,214,446
Assurant, Inc.	7,067	442,041
Chubb Corp.	19,884	1,012,096

		2,668,583
International Oil - 1.29%
Exxon Mobil Corp.	18,055	1,570,966

Internet Content - 2.88%
Google, Inc., Class A *	7,442	3,506,522

Internet Retail - 0.65%
Amazon.com, Inc. *	12,324	794,528

Manufacturing - 1.14%
Honeywell International, Inc.	24,171	1,390,799

Medical-Hospitals - 0.71%
VCA Antech, Inc. *	26,873	862,892

Metal & Metal Products - 2.84%
Companhia Vale Do Rio Doce, ADR *	14,180	494,031
Precision Castparts Corp.	23,208	2,561,931
Titanium Metals Corp. * (a)	19,176	395,409

		3,451,371
Mining - 0.76%
BHP Billiton, Ltd.	25,563	924,939

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 3.92%
Baker Hughes, Inc.	13,191	$887,622
Schlumberger, Ltd.	17,542	1,516,506
Valero Energy Corp.	40,845	2,359,616

		4,763,744
Pharmaceuticals - 3.67%
AmerisourceBergen Corp.	18,904	788,675
Celgene Corp. *	15,390	867,534
Gilead Sciences, Inc. *	26,352	1,246,977
Shire PLC	47,133	920,059
Teva Pharmaceutical Industries, Ltd., SADR	13,097	642,670

		4,465,915
Retail Grocery - 0.64%
The Kroger Company	31,992	775,806

Retail Trade - 0.88%
Aeropostale, Inc. *	6,406	172,065
Longs Drug Stores Corp.	11,656	559,838
PetSmart, Inc.	15,570	335,222

		1,067,125
Semiconductors - 1.05%
NVIDIA Corp. *	16,406	350,924
Texas Instruments, Inc.	30,709	920,042

		1,270,966
Software - 4.52%
Adobe Systems, Inc. *	42,446	1,428,308
Autodesk, Inc. *	28,856	897,133
Intuit, Inc. *	31,255	830,133
Microsoft Corp.	86,060	2,342,553

		5,498,127
Telecommunications Equipment &
Services - 1.45%
Amdocs, Ltd. *	38,519	1,194,089
KDDI Corp.	93	565,023

		1,759,112
Tobacco - 0.62%
UST, Inc.	13,859	752,405

Transportation - 0.54%
Nippon Yusen Kabushiki Kaisha	71,000	656,070

TOTAL COMMON STOCKS (Cost $102,959,657)		$113,344,253

SHORT TERM INVESTMENTS - 1.60%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$1,942,173	$1,942,173

TOTAL SHORT TERM INVESTMENTS
(Cost $1,942,173)		$1,942,173

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.66%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.66% to be repurchased at
$8,100,795 on 03/03/2008,
collateralized by $8,235,000
Federal National Mortgage
Association, 6.30% due
12/21/2026 (valued at $8,265,881,
including interest)	$8,099,000	$8,099,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,099,000)		$8,099,000

Total Investments (All Cap Growth Fund)
(Cost $113,000,830) - 101.44%		$123,385,426
Liabilities in Excess of Other Assets - (1.44)%		(1,747,076)

TOTAL NET ASSETS - 100.00%		$121,638,350

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.84%

Aerospace - 2.91%
Alliant Techsystems, Inc. *	6,400	$671,616
Curtiss-Wright Corp.	9,600	403,776
General Dynamics Corp.	17,700	1,448,745
Moog, Inc., Class A *	4,387	180,042

		2,704,179
Agriculture - 1.49%
Archer-Daniels-Midland Company	30,700	1,384,570

Apparel & Textiles - 0.65%
VF Corp.	7,900	600,716

Auto Parts - 1.63%
American Axle & Manufacturing Holdings, Inc.	4,700	92,496
Autoliv, Inc.	20,700	1,032,930
Gentex Corp.	21,000	338,520
Tenneco, Inc. *	2,100	53,025

		1,516,971
Banking - 2.60%
Commerce Bancshares, Inc.	10,690	445,239
Cullen Frost Bankers, Inc.	38,535	1,969,909

		2,415,148
Biotechnology - 2.56%
Amgen, Inc. *	27,000	1,229,040
Applera Corp.	34,100	1,149,511

		2,378,551
Business Services - 0.26%
R.R. Donnelley & Sons Company	2,115	67,320
URS Corp. *	4,300	173,204

		240,524
Chemicals - 5.17%
Cabot Corp.	9,600	263,040
Cytec Industries, Inc.	25,500	1,460,640

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Dow Chemical Company	15,600	$587,964
Eastman Chemical Company	5,170	340,238
Hercules, Inc.	12,000	219,840
Olin Corp.	35,800	688,076
Praxair, Inc.	6,918	555,377
Rohm & Haas Company	12,800	686,208

		4,801,383
Computers & Business Equipment - 0.75%
Cisco Systems, Inc. *	21,000	511,770
Intermec, Inc. * (a)	8,200	180,728

		692,498
Construction & Mining Equipment - 0.39%
Carbo Ceramics, Inc. (a)	9,700	358,318

Containers & Glass - 2.39%
Ball Corp.	13,331	587,897
Pactiv Corp. *	39,400	997,608
Sonoco Products Company	22,400	631,008

		2,216,513
Cosmetics & Toiletries - 0.93%
Procter & Gamble Company	13,094	866,561

Crude Petroleum & Natural Gas - 2.52%
Apache Corp.	3,000	344,130
Chesapeake Energy Corp.	27,100	1,225,462
Forest Oil Corp. *	15,500	764,615

		2,334,207
Domestic Oil - 0.98%
Range Resources Corp.	14,900	911,582

Electrical Equipment - 2.30%
Anixter International, Inc. *	19,989	1,307,081
Emerson Electric Company	16,298	830,546

		2,137,627
Electrical Utilities - 2.53%
Black Hills Corp.	11,300	404,088
CMS Energy Corp.	20,860	300,175
The Southern Company	26,000	897,780
Wisconsin Energy Corp.	17,000	741,540

		2,343,583
Electronics - 0.67%
Rogers Corp. *	12,676	401,576
Teleflex, Inc.	3,900	220,545

		622,121
Financial Services - 3.62%
Bank of New York Mellon Corp.	46,898	2,057,415
Charles Schwab Corp.	9,200	180,412
Financial Federal Corp.	8,900	191,795
GATX Corp.	15,000	539,700
PNC Financial Services Group, Inc.	6,400	393,152

		3,362,474
Food & Beverages - 3.86%
Coca-Cola Enterprises, Inc.	23,200	566,776
Diageo PLC, SADR	3,800	311,980

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
PepsiCo, Inc.	12,379	$861,083
Smithfield Foods, Inc. *	24,500	674,975
The Coca-Cola Company	20,000	1,169,200

		3,584,014
Gas & Pipeline Utilities - 4.21%
AGL Resources, Inc.	18,000	624,240
El Paso Corp.	43,800	713,940
Spectra Energy Corp.	43,400	1,002,974
UGI Corp.	38,900	996,229
Williams Companies, Inc.	15,700	565,514

		3,902,897
Gold - 2.51%
Barrick Gold Corp.	44,797	2,327,204

Healthcare Services - 1.36%
DaVita, Inc. *	25,400	1,260,602

Holdings Companies/Conglomerates - 6.02%
Berkshire Hathaway, Inc., Class B *	575	2,687,838
General Electric Company	87,579	2,902,368

		5,590,206
Industrial Machinery - 3.85%
IDEX Corp.	23,467	707,765
Ingersoll-Rand Company, Ltd., Class A	14,200	594,412
ITT Corp.	11,900	669,256
Kennametal, Inc.	19,400	589,178
Parker-Hannifin Corp.	15,700	1,014,691

		3,575,302
Insurance - 3.54%
Aon Corp.	27,600	1,148,436
Chubb Corp.	9,100	463,190
Hartford Financial Services Group, Inc.	13,100	915,690
HCC Insurance Holdings, Inc.	20,200	486,012
W.R. Berkley Corp.	9,600	276,384

		3,289,712
International Oil - 4.55%
Chevron Corp.	2,800	242,648
EnCana Corp.	8,100	617,301
Exxon Mobil Corp.	38,691	3,366,504

		4,226,453
Internet Software - 0.47%
McAfee, Inc. *	12,999	432,477

Liquor - 0.38%
Brown Forman Corp., Class B	5,500	350,735

Manufacturing - 5.65%
AptarGroup, Inc.	14,000	524,720
Carlisle Companies, Inc.	86,354	3,154,511
Eaton Corp.	6,790	547,478
Hexcel Corp. *	12,100	244,299
Honeywell International, Inc.	13,400	771,036

		5,242,044
Metal & Metal Products - 1.76%
Quanex Corp.	31,785	1,635,338

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 3.04%
Exterran Holdings, Inc. *	3,380	$235,417
Halliburton Company	30,058	1,151,221
Schlumberger, Ltd.	8,900	769,405
Superior Energy Services, Inc. *	16,400	667,316

		2,823,359
Pharmaceuticals - 8.23%
Abbott Laboratories	51,700	2,768,535
Eli Lilly & Company	27,800	1,390,556
Mylan, Inc. (a)	50,198	594,344
Onyx Pharmaceuticals, Inc. * (a)	12,600	344,232
Schering-Plough Corp.	86,504	1,877,137
Teva Pharmaceutical Industries, Ltd., SADR	13,500	662,445

		7,637,249
Publishing - 0.30%
Meredith Corp.	6,500	281,775

Railroads & Equipment - 1.25%
Burlington Northern Santa Fe Corp.	13,200	1,158,696

Retail Grocery - 1.20%
The Kroger Company	45,734	1,109,050

Retail Trade - 3.75%
AnnTaylor Stores Corp. *	3,700	88,874
Costco Wholesale Corp.	20,800	1,287,936
J.C. Penney Company, Inc.	8,800	406,648
Kohl's Corp. *	22,100	982,124
Macy's, Inc.	13,114	323,654
Target Corp.	7,400	389,314

		3,478,550
Steel - 0.84%
Carpenter Technology Corp.	12,400	779,092

Telecommunications Equipment &
Services - 1.91%
Corning, Inc.	76,100	1,767,803

Telephone - 1.81%
AT&T, Inc.	48,330	1,683,334

Transportation - 0.28%
Bristow Group, Inc. *	4,953	261,320

Trucking & Freight - 1.72%
Oshkosh Truck Corp.	39,900	1,598,793

TOTAL COMMON STOCKS (Cost $83,771,783)		$89,883,531

SHORT TERM INVESTMENTS - 1.35%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$1,256,342	$1,256,342

TOTAL SHORT TERM INVESTMENTS
(Cost $1,256,342)		$1,256,342

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.73%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$1,610,315 on 03/03/2008,
collateralized by $1,260,000
Federal National Mortgage
Association, 7.25% due
05/15/2030 (valued at $1,645,875,
including interest)	$1,610,000	$1,610,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,610,000)		$1,610,000

Total Investments (All Cap Value Fund)
(Cost $86,638,125) - 99.92%		$92,749,873
Other Assets in Excess of Liabilities - 0.08%		71,055

TOTAL NET ASSETS - 100.00%		$92,820,928

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.48%

Advertising - 1.01%
Monster Worldwide, Inc. *	243,900	$6,485,301
Omnicom Group, Inc.	304,100	13,584,147

		20,069,448
Aerospace - 3.18%
General Dynamics Corp.	353,926	28,968,843
Lockheed Martin Corp.	101,000	10,423,200
Rockwell Collins, Inc.	124,101	7,309,549
United Technologies Corp.	235,400	16,598,054

		63,299,646
Agriculture - 1.72%
Monsanto Company	296,396	34,287,089

Apparel & Textiles - 0.53%
Coach, Inc. *	348,200	10,557,424

Automobiles - 0.11%
PACCAR, Inc.	49,000	2,125,620

Banking - 0.93%
Northern Trust Corp.	273,311	18,484,023

Biotechnology - 1.49%
Genentech, Inc. *	391,678	29,669,608

Broadcasting - 0.22%
Discovery Holding Company *	195,000	4,401,150

Building Materials & Construction - 0.99%
Foster Wheeler, Ltd. *	300,800	19,687,360

Business Services - 2.07%
Accenture, Ltd., Class A	373,900	13,179,975
Automatic Data Processing, Inc.	522,219	20,862,649
Fiserv, Inc. *	136,100	7,161,582

		41,204,206
Cable & Television - 1.00%
Rogers Communications, Inc. (a)	384,032	15,192,306

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television (continued)
Shaw Communications, Inc.	185,100	$3,605,748
Viacom, Inc., Class B *	28,381	1,128,145

		19,926,199
Cellular Communications - 1.78%
America Movil SA de CV, Series L, ADR	551,549	33,346,653
Metropcs Communications, Inc. *	126,700	2,020,865

		35,367,518
Chemicals - 0.74%
Praxair, Inc.	184,900	14,843,772

Computers & Business Equipment - 6.85%
Apple, Inc. *	279,100	34,893,082
Cisco Systems, Inc. *	1,302,082	31,731,738
Dell, Inc. *	631,227	12,529,856
EMC Corp. *	877,648	13,638,650
Hewlett-Packard Company	326,900	15,616,013
Juniper Networks, Inc. *	1,047,679	28,098,751

		136,508,090
Construction & Mining Equipment - 0.37%
Joy Global, Inc.	111,600	7,406,892

Cosmetics & Toiletries - 1.27%
Procter & Gamble Company	383,868	25,404,384

Crude Petroleum & Natural Gas - 0.29%
EOG Resources, Inc.	48,000	5,711,520

Drugs & Health Care - 0.27%
Novartis AG	24,900	1,229,880
Wyeth	96,546	4,211,337

		5,441,217
Educational Services - 0.18%
Apollo Group, Inc., Class A *	60,000	3,682,800

Electronics - 0.21%
Thermo Fisher Scientific, Inc. *	73,500	4,110,855

Energy - 0.63%
McDermott International, Inc. *	241,700	12,621,574

Financial Services - 10.51%
American Express Company	288,648	12,209,810
Ameriprise Financial, Inc.	296,789	15,029,395
Bank of New York Mellon Corp.	412,239	18,084,925
Blackrock, Inc. (c)	19,000	3,671,750
Charles Schwab Corp.	903,014	17,708,104
CME Group, Inc.	29,000	14,885,700
Franklin Resources, Inc.	278,435	26,275,911
Goldman Sachs Group, Inc.	127,924	21,699,748
IntercontinentalExchange, Inc. *	4,500	586,350
MasterCard, Inc., Class A	39,800	7,562,000
Merrill Lynch & Company, Inc.	210,010	10,408,096
Morgan Stanley	289,700	12,202,164
State Street Corp.	598,865	47,040,846
UBS AG (c)	63,740	2,079,744

		209,444,543
Food & Beverages - 0.79%
PepsiCo, Inc.	146,866	10,215,999

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Sysco Corp.	196,405	$5,511,124

		15,727,123
Healthcare Products - 4.45%
Alcon, Inc.	91,900	13,300,687
Baxter International, Inc.	140,300	8,280,506
Becton, Dickinson & Company	37,900	3,426,918
Intuitive Surgical, Inc. *	6,800	1,917,056
Medtronic, Inc.	467,264	23,064,151
St. Jude Medical, Inc. *	482,464	20,736,303
Stryker Corp.	275,921	17,965,216

		88,690,837
Healthcare Services - 5.28%
Cardinal Health, Inc.	147,405	8,717,532
Express Scripts, Inc. *	226,300	13,374,330
Humana, Inc. *	165,200	11,288,116
Laboratory Corp. of America Holdings *	273,400	21,136,554
McKesson Corp.	199,900	11,746,124
Medco Health Solutions, Inc. *	357,000	15,818,670
WellPoint, Inc. *	328,528	23,023,242

		105,104,568
Holdings Companies/Conglomerates - 2.72%
General Electric Company	1,634,999	54,183,867

Hotels & Restaurants - 1.34%
Marriott International, Inc., Class A	373,912	12,750,399
McDonald's Corp.	113,000	6,114,430
Yum! Brands, Inc.	226,800	7,813,260

		26,678,089
Industrials - 0.24%
Fastenal Company (a)	119,800	4,871,068

Insurance - 2.03%
Aetna, Inc.	501,952	24,896,819
American International Group, Inc.	20,053	939,684
Prudential Financial, Inc.	199,500	14,557,515

		40,394,018
International Oil - 2.81%
Chevron Corp.	50,600	4,384,996
Exxon Mobil Corp.	283,762	24,690,132
Murphy Oil Corp.	240,242	19,310,652
Petroleo Brasileiro SA, SADR	78,500	7,687,505

		56,073,285
Internet Content - 2.86%
Google, Inc., Class A *	111,634	52,599,708
Yahoo!, Inc. *	155,500	4,319,790

		56,919,498
Internet Retail - 2.40%
Amazon.com, Inc. *	526,811	33,963,505
eBay, Inc. *	448,865	11,832,082
Expedia, Inc. *	87,200	1,999,496

		47,795,083
Internet Software - 0.78%
McAfee, Inc. *	152,900	5,086,983

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software (continued)
VeriSign, Inc. *	300,700	$10,464,360

		15,551,343
Leisure Time - 2.39%
Electronic Arts, Inc. *	362,900	17,161,541
International Game Technology	188,998	8,533,260
Las Vegas Sands Corp. * (a)	190,200	15,843,660
MGM MIRAGE * (a)	98,616	6,073,759

		47,612,220
Manufacturing - 3.16%
Danaher Corp.	639,337	47,406,838
Illinois Tool Works, Inc.	162,926	7,994,779
Tyco International, Ltd.	186,900	7,487,214

		62,888,831
Mining - 1.40%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	277,400	27,978,564

Petroleum Services - 6.09%
Baker Hughes, Inc.	265,941	17,895,170
Schlumberger, Ltd.	627,308	54,230,776
Smith International, Inc.	536,728	33,829,966
Total SA, ADR	203,692	15,356,340

		121,312,252
Pharmaceuticals - 5.48%
Allergan, Inc.	307,900	18,236,917
Celgene Corp. *	331,500	18,686,655
Forest Laboratories, Inc. *	16,700	664,159
Gilead Sciences, Inc. *	781,538	36,982,378
Merck & Company, Inc.	162,800	7,212,040
Roche Holdings AG - Genusschein	87,100	17,081,039
Schering-Plough Corp.	478,400	10,381,280

		109,244,468
Publishing - 0.67%
McGraw-Hill Companies, Inc.	324,500	13,281,785

Retail Trade - 5.42%
Bed Bath & Beyond, Inc. *	243,700	6,906,458
Costco Wholesale Corp.	144,600	8,953,632
CVS Caremark Corp.	1,176,832	47,520,476
Kohl's Corp. *	461,370	20,503,283
Target Corp.	150,778	7,932,431
Wal-Mart Stores, Inc.	327,836	16,257,387

		108,073,667
Semiconductors - 2.87%
Analog Devices, Inc.	326,257	8,782,838
Applied Materials, Inc.	182,700	3,502,359
Broadcom Corp., Class A *	155,700	2,944,287
Intel Corp.	719,508	14,354,185
Marvell Technology Group, Ltd. *	1,124,590	12,719,113
Xilinx, Inc.	662,575	14,815,177

		57,117,959
Software - 4.23%
Adobe Systems, Inc. *	239,825	8,070,111
Autodesk, Inc. *	269,800	8,388,082

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Intuit, Inc. *	268,078	$7,120,152
Microsoft Corp.	1,798,360	48,951,359
Oracle Corp. *	625,338	11,756,355

		84,286,059
Steel - 0.05%
Nucor Corp.	16,200	1,046,034

Telecommunications Equipment &
Services - 4.29%
American Tower Corp., Class A *	674,762	25,937,851
Corning, Inc.	672,985	15,633,442
Nokia Oyj, SADR	710,772	25,594,900
QUALCOMM, Inc.	433,023	18,347,184

		85,513,377
Telephone - 0.42%
AT&T, Inc.	239,900	8,355,717

Toys, Amusements & Sporting Goods - 0.69%
Nintendo Company, Ltd.	27,600	13,741,909

Transportation - 0.27%
Expeditors International of Washington, Inc.	135,000	5,308,200

TOTAL COMMON STOCKS (Cost $1,840,692,034)		$1,982,004,759

SHORT TERM INVESTMENTS - 2.23%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$15,054,021	$15,054,021
T. Rowe Price Reserve Investment Fund (c)	29,373,235	29,373,235

TOTAL SHORT TERM INVESTMENTS
(Cost $44,427,256)		$44,427,256

REPURCHASE AGREEMENTS - 0.11%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$2,191,429 on 03/03/2008,
collateralized by $1,720,000 U.S.
Treasury Bonds, 6.75% due
08/15/2026 (valued at $2,236,000,
including interest)	$2,191,000	$2,191,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,191,000)		$2,191,000

Total Investments (Blue Chip Growth Fund)
(Cost $1,887,310,290) - 101.82%		$2,028,623,015
Liabilities in Excess of Other Assets - (1.82)%		(36,322,354)

TOTAL NET ASSETS - 100.00%		$1,992,300,661

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.76%

Aerospace - 4.08%
Boeing Company	120,700	$9,992,753
Raytheon Company	212,600	13,784,984

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
United Technologies Corp.	281,900	$19,876,769

		43,654,506
Agriculture - 3.29%
Monsanto Company	304,700	35,247,696

Apparel & Textiles - 2.60%
Coach, Inc. *	406,856	12,335,874
NIKE, Inc., Class B	256,592	15,446,838

		27,782,712
Biotechnology - 2.13%
Genentech, Inc. *	301,231	22,818,248

Broadcasting - 1.56%
News Corp., Class A	907,800	16,712,598

Computers & Business Equipment - 10.04%
Apple, Inc. *	136,856	17,109,737
Cisco Systems, Inc. *	1,316,330	32,078,962
Hewlett-Packard Company	590,400	28,203,408
Research In Motion, Ltd. *	289,600	30,060,480

		107,452,587
Cosmetics & Toiletries - 2.17%
Colgate-Palmolive Company	305,600	23,253,104

Crude Petroleum & Natural Gas - 3.64%
Marathon Oil Corp.	334,800	17,797,968
Occidental Petroleum Corp.	190,300	14,723,511
Southwestern Energy Company *	99,300	6,477,339

		38,998,818
Drugs & Health Care - 1.25%
Wyeth	306,700	13,378,254

Electronics - 1.99%
Thermo Fisher Scientific, Inc. *	380,900	21,303,737

Energy - 1.25%
First Solar, Inc. *	65,100	13,358,520

Financial Services - 5.69%
Charles Schwab Corp.	1,014,931	19,902,797
Goldman Sachs Group, Inc.	65,210	11,061,572
Lazard, Ltd., Class A	276,000	10,540,440
Merrill Lynch & Company, Inc.	181,600	9,000,096
NYSE Euronext (a)	158,200	10,388,994

		60,893,899
Food & Beverages - 3.41%
PepsiCo, Inc.	218,735	15,215,207
The Coca-Cola Company	363,100	21,226,826

		36,442,033
Healthcare Products - 6.18%
Alcon, Inc.	154,019	22,291,170
Baxter International, Inc.	356,200	21,022,924
Hologic, Inc. * (a)	116,300	7,014,053
St. Jude Medical, Inc. *	367,774	15,806,927

		66,135,074
Holdings Companies/Conglomerates - 1.75%
General Electric Company	563,988	18,690,562

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 1.31%
Marriott International, Inc., Class A	412,300	$14,059,430

Internet Content - 3.59%
Google, Inc., Class A *	81,493	38,397,872

Internet Retail - 1.59%
Amazon.com, Inc. *	263,200	16,968,504

Internet Software - 1.22%
Akamai Technologies, Inc. *	372,300	13,090,068

Leisure Time - 2.74%
Las Vegas Sands Corp. *	35,700	2,973,810
Walt Disney Company	813,800	26,375,258

		29,349,068
Manufacturing - 0.92%
ABB Ltd., SADR	392,300	9,823,192

Petroleum Services - 1.75%
Schlumberger, Ltd.	216,894	18,750,486

Pharmaceuticals - 15.86%
Abbott Laboratories	531,300	28,451,115
Elan Corp. PLC, SADR *	314,000	7,149,780
Gilead Sciences, Inc. *	1,047,272	49,556,911
Merck & Company, Inc.	444,500	19,691,350
Mylan, Inc. (a)	513,100	6,075,104
Roche Holding AG, SADR	242,111	23,763,437
Schering-Plough Corp.	546,300	11,854,710
Teva Pharmaceutical Industries, Ltd., SADR	471,900	23,156,133

		169,698,540
Retail Grocery - 1.28%
Whole Foods Market, Inc. (a)	389,600	13,694,440

Retail Trade - 3.59%
Costco Wholesale Corp.	245,700	15,213,744
CVS Caremark Corp.	416,800	16,830,384
Saks, Inc. *	411,800	6,407,608

		38,451,736
Sanitary Services - 0.50%
Veolia Environnement, ADR *	60,400	5,378,620

Semiconductors - 1.01%
Intel Corp.	541,900	10,810,905

Software - 5.91%
Adobe Systems, Inc. *	516,815	17,390,825
Infosys Technologies, Ltd., ADR (a)	346,300	13,477,996
Microsoft Corp.	1,190,641	32,409,248

		63,278,069
Telecommunications Equipment &
Services - 3.46%
Nokia Oyj, SADR	424,700	15,293,447
QUALCOMM, Inc.	513,400	21,752,758

		37,046,205

TOTAL COMMON STOCKS (Cost $987,705,256)		$1,024,919,483

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.05%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$32,639,616	$32,639,616

TOTAL SHORT TERM INVESTMENTS
(Cost $32,639,616)		$32,639,616

REPURCHASE AGREEMENTS - 4.68%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$50,137,817 on 03/03/2008,
collateralized by $51,131,000
Federal National Mortgage
Association, 6.00% due
05/15/2008 (valued at
$52,429,727, including interest)	$50,128,000	$50,128,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,128,000)		$50,128,000

Total Investments (Capital Appreciation Fund)
(Cost $1,070,472,872) - 103.49%		$1,107,687,099
Liabilities in Excess of Other Assets - (3.49)%		(37,370,824)

TOTAL NET ASSETS - 100.00%		$1,070,316,275

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 9.74%

U.S. Treasury Bonds - 4.09%
4.50% due 02/15/2036	$879,000	$890,193
4.75% due 02/15/2037	1,864,000	1,964,481
5.00% due 05/15/2037	325,000	356,256
5.375% due 02/15/2031	192,000	218,745
6.25% due 08/15/2023 to 05/15/2030	5,501,000	6,782,304
8.875% due 02/15/2019	991,000	1,438,963

		11,650,942

U.S. Treasury Notes - 5.45%
2.875% due 01/31/2013	370,000	376,504
3.25% due 12/31/2009	207,000	213,113
3.375% due 11/30/2012	381,000	396,240
3.50% due 02/15/2018	2,891,000	2,883,773
3.625% due 10/31/2009 to 05/15/2013	551,000	571,918
4.25% due 11/15/2017	7,092,000	7,497,017
4.50% due 05/15/2010	257,000	272,942
4.625% due 07/31/2009	122,000	127,223
4.75% due 08/15/2017	2,901,000	3,184,074

		15,522,804

U.S. Treasury Strips - 0.20%
zero coupon due 11/15/2027	1,459,000	584,243

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,983,181)		$27,757,989

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.71%

Federal Home Loan Bank - 0.74%
5.46% due 11/27/2015	2,013,895	2,120,140

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. - 9.02%
3.57% due 06/15/2029	$41,623	$41,576
3.90% due 01/15/2023	734,681	739,451
4.50% due 05/01/2018 to 08/01/2020	3,642,815	3,660,184
5.00% due 10/01/2014 to 01/01/2021	1,722,626	1,758,109
5.50% due 01/01/2017 to 10/01/2030	7,663,380	7,845,137
5.532% due 06/01/2037 (b)	741,860	756,902
5.742% due 05/01/2037	505,558	518,873
5.849% due 04/01/2036 (b)	486,857	496,675
5.885% due 01/01/2037 to 04/01/2037 (b)	2,040,476	2,096,040
5.922% due 04/01/2037 (b)	848,393	873,060
6.00% due 08/01/2016 to 05/01/2020	428,463	442,733
6.00% TBA **	2,973,000	3,065,906
6.011% due 04/01/2037 (b)	668,225	685,235
6.126% due 01/01/2037 (b)	2,003	2,068
6.149% due 09/01/2037 (b)	702,472	724,182
6.402% due 11/01/2037 (b)	425,481	434,821
6.412% due 10/01/2037 (b)	265,725	274,974
6.572% due 11/01/2036 (b)	562,422	582,628
6.669% due 11/01/2036 (b)	673,343	696,680

		25,695,234

Federal National Mortgage
Association - 32.44%
4.00% due 05/01/2034	1,706,548	1,594,674
4.50% due 06/01/2013 to 02/01/2023	9,629,718	9,702,000
4.50% TBA **	573,000	573,132
5.00% due 10/01/2018 to 11/01/2033	12,553,987	12,526,245
5.00% TBA **	2,072,000	2,094,664
5.082% due 10/01/2036 (b)	633,762	644,507
5.177% due 11/01/2036	181,689	185,036
5.50% due 01/01/2017 to 02/01/2035	25,860,415	26,324,227
5.498% due 06/01/2036 (b)	549,373	561,718
5.50% TBA **	7,858,000	7,939,022
5.597% due 05/01/2037 (b)	397,416	407,683
5.704% due 05/01/2037 (b)	865,499	890,197
5.737% due 04/01/2036	307,444	316,142
5.766% due 08/01/2037 (b)	501,766	514,835
5.775% due 05/01/2037 (b)	355,431	367,659
5.804% due 04/01/2037 (b)	736,911	764,085
5.808% due 06/01/2037 (b)	531,213	550,438
5.878% due 02/01/2037 (b)	187,819	191,942
5.944% due 10/01/2036 (b)	780,161	802,185
5.95% due 01/01/2037 (b)	627,269	650,400
5.957% due 01/01/2037 (b)	278,658	285,547
5.977% due 04/01/2037 (b)	228,641	234,586
6.00% due 05/01/2021 to 11/01/2023	1,478,235	1,533,147
6.00% TBA **	165,000	170,414
6.02% due 04/01/2037 (b)	158,608	162,337
6.028% due 01/01/2037 (b)	221,499	227,081
6.05% due 08/01/2037 (b)	932,364	966,362
6.09% due 09/01/2037 (b)	417,859	429,870
6.10% due 12/01/2036 (b)	393,176	404,075
6.106% due 11/01/2037 (b)	583,259	595,943
6.124% due 12/01/2036 (b)	184,987	190,334
6.284% due 09/01/2037 (b)	679,933	703,133
6.50% due 12/01/2037 to 01/01/2038	2,678,811	2,762,649
6.50% TBA **	14,491,000	14,984,592

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
7.00% due 11/01/2037 to 12/01/2037	$1,080,590	$1,137,799

		92,388,660

Government National Mortgage
Association - 4.51%
6.00% due 10/15/2033	922,429	957,516
6.50% due 12/15/2032	1,542,829	1,617,716
6.50% TBA **	9,829,000	10,261,435

		12,836,667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $130,767,746)		$133,040,701

FOREIGN GOVERNMENT OBLIGATIONS - 1.09%

Brazil - 0.29%
Federative Republic of Brazil
6.00% due 01/17/2017	800,000	820,000

Canada - 0.28%
Province of Quebec Canada
5.125% due 11/14/2016	740,000	797,752

Italy - 0.07%
Republic of Italy
5.375% due 06/15/2033	204,000	210,109

Mexico - 0.18%
Government of Mexico
5.625% due 01/15/2017	261,000	271,831
5.875% due 01/15/2014	234,000	250,263

		522,094
United Arab Emirates - 0.27%
Emirate of Abu Dhabi
5.50% due 08/02/2012	700,000	755,462

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,941,849)		$3,105,417

CORPORATE BONDS - 20.49%

Automobiles - 0.85%
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	1,245,000	1,344,440
8.50% due 01/18/2031	155,000	188,650
DaimlerChrysler NA Holding Corp., MTN
5.4612% due 03/13/2009 (b)	880,000	871,935
5.75% due 09/08/2011	15,000	15,586

		2,420,611

Banking - 1.41%
Bank of America Corp.
5.375% due 06/15/2014	205,000	212,978
Credit Suisse New York
6.00% due 02/15/2018	755,000	770,421
Export-Import Bank Of Korea
5.50% due 10/17/2012	910,000	943,209
HSBC Holdings PLC
6.50% due 09/15/2037	320,000	299,001
PNC Funding Corp.
5.25% due 11/15/2015	439,000	428,986

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
US Bank NA, MTN
5.92% due 05/25/2012	$1,316,605	$1,364,608

		4,019,203
Broadcasting - 0.09%
Walt Disney Company
4.70% due 12/01/2012	240,000	248,853

Cable & Television - 0.69%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,217,000	1,366,466
Rogers Cable, Inc.
5.50% due 03/15/2014	140,000	139,078
Time Warner Entertainment Company LP
8.375% due 07/15/2033	391,000	451,185

		1,956,729
Cellular Communications - 0.40%
America Movil SA de CV
6.125% due 11/15/2037	199,000	184,047
America Movil SAB de CV
6.375% due 03/01/2035	382,000	369,319
Rogers Wireless, Inc.
6.375% due 03/01/2014	560,000	582,398

		1,135,764

Commercial Services - 0.20%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033 (g)	545,000	569,234

Computers & Business Equipment - 0.36%
Hewlett-Packard Company
4.50% due 03/01/2013	330,000	336,690
5.50% due 03/01/2018	330,000	340,904
Xerox Corp.
5.50% due 05/15/2012	335,000	343,379

		1,020,973

Cosmetics & Toiletries - 0.12%
Estee Lauder Company, Inc.
5.55% due 05/15/2017	345,000	349,679

Crude Petroleum & Natural Gas - 1.43%
Husky Oil Company, Ltd.
7.55% due 11/15/2016	255,000	292,614
Petrobras International Finance Company
5.875% due 03/01/2018	895,000	884,035
6.125% due 10/06/2016	800,000	816,240
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (g)	355,000	333,256
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	130,000	129,723
Transocean, Inc.
6.00% due 03/15/2018	665,000	694,524
Weatherford International, Inc.
5.95% due 06/15/2012	420,000	446,278
6.35% due 06/15/2017	455,000	481,070

		4,077,740
Domestic Oil - 0.39%
Devon Financing Corp., ULC
6.875% due 09/30/2011	550,000	605,156

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Marathon Oil Corp.
6.00% due 10/01/2017	$165,000	$170,077
6.60% due 10/01/2037	328,000	329,681

		1,104,914

Drugs & Health Care - 0.46%
Wyeth
6.95% due 03/15/2011	1,210,000	1,317,710

Electrical Utilities - 2.51%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (g)	260,000	276,900
CMS Energy Corp.
6.55% due 07/17/2017	280,000	278,426
Commonwealth Edison
6.15% due 09/15/2017	285,000	299,021
6.45% due 01/15/2038	320,000	315,341
DPL, Inc.
6.875% due 09/01/2011	740,000	800,076
Duke Energy Carolinas LLC
6.00% due 01/15/2038	475,000	474,892
Nevada Power Company, Series A
8.25% due 06/01/2011	565,000	619,355
Pacific Gas & Electric Company
6.35% due 02/15/2038	330,000	339,380
Progress Energy, Inc.
6.85% due 04/15/2012	240,000	262,898
Public Service Company of Colorado
7.875% due 10/01/2012	397,000	463,535
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038	625,000	626,612
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,749,000	1,788,055
Virginia Electric & Power Company
6.35% due 11/30/2037	190,000	196,700
Virginia Electric and Power Company
5.10% due 11/30/2012	400,000	417,175

		7,158,366

Financial Services - 4.93%
Allied Capital Corp.
6.625% due 07/15/2011	1,005,000	1,053,250
American General Finance Corp.
6.90% due 12/15/2017	449,000	451,241
Capital One Bank
4.875% due 05/15/2008	445,000	444,729
Capital One Financial Corp.
6.75% due 09/15/2017	170,000	170,932
Citigroup, Inc.
3.625% due 02/09/2009	450,000	450,208
6.875% due 03/05/2038	1,485,000	1,496,548
General Electric Capital Corp., MTN
5.25% due 10/19/2012	415,000	433,768
General Electric Capital Corp., Series G, MTN
6.15% due 08/07/2037	248,000	247,985
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	596,000	607,566
6.00% due 06/15/2012	278,000	298,170
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	840,000	627,656

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc.
5.95% due 01/18/2018	$645,000	$651,669
6.345% due 02/15/2034	280,000	248,181
6.75% due 10/01/2037	635,000	592,852
International Lease Finance Corp., MTN
3.3125% due 05/24/2010 (b)	280,000	267,448
5.65% due 06/01/2014	250,000	251,781
5.75% due 06/15/2011	505,000	521,195
JP Morgan Chase & Company
6.00% due 01/15/2018	250,000	259,400
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	475,000	492,615
Lazard Group
6.85% due 06/15/2017	650,000	643,769
Lazard Group, LLC
7.125% due 05/15/2015	865,000	885,549
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013	735,000	735,659
6.75% due 12/28/2017	485,000	487,231
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	490,000	493,521
Morgan Stanley
5.30% due 03/01/2013	395,000	407,345
5.375% due 10/15/2015	205,000	201,027
Morgan Stanley, MTN
5.95% due 12/28/2017	635,000	631,927

		14,053,222

Food & Beverages - 0.63%
Kraft Foods, Inc.
6.125% due 02/01/2018	845,000	855,726
McDonald's Corp., MTN
5.35% due 03/01/2018	660,000	675,374
6.30% due 03/01/2038	245,000	251,673

		1,782,773

Gas & Pipeline Utilities - 0.17%
El Paso Natural Gas Company
5.95% due 04/15/2017	160,000	160,211
TransCanada Pipelines, Ltd.
6.20% due 10/15/2037	330,000	319,514

		479,725

Government of Mexico - 0.11%
Government of Mexico
6.05% due 01/11/2040	318,000	314,025

Healthcare Products - 0.06%
Bristol-Myers Squibb Company
5.875% due 11/15/2036	185,000	178,646

Healthcare Services - 0.57%
Aetna, Inc.
6.75% due 12/15/2037	320,000	314,552
Coventry Health Care, Inc.
5.95% due 03/15/2017	490,000	479,303
UnitedHealth Group, Inc.
6.00% due 02/15/2018	165,000	167,330
6.875% due 02/15/2038	325,000	321,913

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Services (continued)
WellPoint, Inc.
5.875% due 06/15/2017	$335,000	$339,868

		1,622,966

Hotels & Restaurants - 0.14%
Yum! Brands, Inc.
6.875% due 11/15/2037	415,000	397,983

Insurance - 0.61%
ACE INA Holdings, Inc.
5.70% due 02/15/2017	210,000	210,461
6.70% due 05/15/2036	95,000	92,871
American International Group, Inc.
4.70% due 10/01/2010	468,000	471,264
Hartford Financial Services Group, Inc.
6.30% due 03/15/2018	495,000	500,377
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	403,000	391,018
Prudential Financial, Inc., MTN
5.70% due 12/14/2036	90,000	77,960

		1,743,951

International Oil - 0.20%
Husky Energy, Inc.
6.80% due 09/15/2037	165,000	169,239
Pemex Project Funding Master Trust
6.625% due 06/15/2035	170,000	177,794
6.625% due 06/15/2035 (g)	200,000	209,170

		556,203

Liquor - 0.24%
Diageo Capital PLC
5.20% due 01/30/2013	485,000	503,196
5.75% due 10/23/2017	160,000	164,686

		667,882

Manufacturing - 0.21%
Tyco International Group SA
6.375% due 10/15/2011	464,000	488,409
6.875% due 01/15/2029	125,000	119,983

		608,392

Pharmaceuticals - 0.38%
Abbott Laboratories
5.60% due 11/30/2017	245,000	258,318
AstraZeneca PLC
5.40% due 09/15/2012	415,000	443,588
Schering-Plough Corp.
6.55% due 09/15/2037	365,000	372,654

		1,074,560

Pipelines - 0.17%
Kinder Morgan Energy Partners LP
5.95% due 02/15/2018	490,000	494,363

Railroads & Equipment - 0.08%
Union Pacific Corp.
5.70% due 08/15/2018	220,000	223,117

Real Estate - 0.48%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	86,000	80,605

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	$585,000	$547,448
ProLogis, REIT
5.25% due 11/15/2010	120,000	121,510
5.50% due 04/01/2012	320,000	322,605
Westfield Group
5.40% due 10/01/2012 (g)	311,000	305,782

		1,377,950

Retail - 0.44%
Nordstrom, Inc.
7.00% due 01/15/2038	635,000	627,739
Target Corp.
7.00% due 01/15/2038	320,000	335,278
Wal-Mart Stores, Inc.
6.50% due 08/15/2037	260,000	277,478

		1,240,495

Retail Grocery - 0.17%
Delhaize Group
6.50% due 06/15/2017	480,000	490,665

Telecommunications Equipment &
Services - 0.85%
Corning, Inc.
7.25% due 08/15/2036	145,000	158,809
Embarq Corp.
7.995% due 06/01/2036	85,000	82,344
France Telecom SA
7.75% due 03/01/2011	490,000	537,055
8.50% due 03/01/2031	155,000	197,443
SBC Communications, Inc.
5.10% due 09/15/2014	1,005,000	1,020,023
6.15% due 09/15/2034	430,000	420,048

		2,415,722

Telephone - 0.98%
AT&T, Inc.
5.50% due 02/01/2018	570,000	569,968
Qwest Corp.
7.50% due 10/01/2014	675,000	668,250
Telefonica Emisiones SAU
5.984% due 06/20/2011	740,000	773,377
Verizon Communications, Inc.
5.50% due 02/15/2018	490,000	491,844
6.40% due 02/15/2038	295,000	294,946

		2,798,385

Utility Service - 0.16%
Pacificorp
6.25% due 10/15/2037	445,000	462,116

TOTAL CORPORATE BONDS (Cost $58,017,357)		$58,362,917

COLLATERALIZED MORTGAGE
OBLIGATIONS - 26.00%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	484,000	480,238
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	498,000	509,114

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	$143,000	$145,926
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	318,000	301,864
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	451,000	428,352
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	78,000	73,442
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1805% due 09/10/2047 (b)	413,000	397,451
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,433,000	1,482,089
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (g)	569,000	585,390
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	83,631
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	298,083
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	868,000	879,315
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A4
4.982% due 05/10/2043 (b)	1,103,000	1,046,357
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
3.205% due 07/25/2036 (b)	514,763	488,701
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	330,000	337,390
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	195,940	199,577
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	386,923	385,082
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	363,000	367,983
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,017,000	992,591
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	238,000	229,578
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	637,000	607,927
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	180,000	171,436

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2
5.416% due 05/15/2036 (b)	$777,000	$764,251
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	159,000	153,962
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	438,260	449,221
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	375,055	388,222
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	108,424	110,466
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	798,571	849,317
Federal Home Loan Mortgage Corp.
REMICS, Series 2006-3098, Class PB
5.00% due 07/15/2025	362,926	369,043
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	686,000	710,384
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	520,000	535,877
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	656,682	666,238
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	381,000	395,188
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	676,983	701,360
Federal Home Loan Mortgage Corp.,
Series 2003-2614, Class TD
3.50% due 05/15/2016	318,260	317,009
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	333,339
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	77,709	77,608
Federal Home Loan Mortgage Corp.,
Series 2003-2632, Class NE
4.00% due 06/15/2013	830,254	833,361
Federal Home Loan Mortgage Corp.,
Series 2003-2645, Class MK
3.50% due 07/15/2022	21,879	21,852
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	181,844	182,739
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	707,000	714,805
Federal Home Loan Mortgage Corp.,
Series 2003-2725, Class PC
4.50% due 05/15/2028	197,000	199,860

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	$132,083	$131,436
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	408,000	379,513
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	47,798	48,010
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	246,164	251,057
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	432,868	437,227
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	648,266	663,330
Federal Home Loan Mortgage Corp.,
Series 2005-3034, Class EH
5.50% due 12/15/2034	604,624	629,414
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	300,024	312,830
Federal Home Loan Mortgage Corp.,
Series 2005-3062, Class LC
5.50% due 11/15/2028	367,000	380,081
Federal Home Loan Mortgage Corp.,
Series 2005-3075, Class PA
5.50% due 07/15/2025	225,567	229,871
Federal Home Loan Mortgage Corp.,
Series 2005-3078, Class PA
5.50% due 07/15/2024	296,976	302,581
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	585,000	595,082
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PC
5.00% due 06/15/2031	408,000	418,491
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	617,938	635,831
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class PA
6.00% due 03/15/2026	703,792	720,726
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NA
6.00% due 02/15/2027	805,990	829,685
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	84,000	87,614
Federal Home Loan Mortgage Corp.,
Series 2006-3167, Class QA
6.00% due 10/15/2026	2,112,544	2,171,387
Federal Home Loan Mortgage Corp.,
Series 2006-3171, Class NE
6.00% due 05/15/2027	323,114	331,588
Federal Home Loan Mortgage Corp.,
Series 2006-3173, Class PH
6.00% due 09/15/2027	729,767	751,548

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MA
6.00% due 10/15/2026	$490,775	$503,880
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class PA
5.50% due 02/15/2027	197,122	203,043
Federal Home Loan Mortgage Corp.,
Series 2006-3192, Class GA
6.00% due 03/15/2027	622,247	640,198
Federal Home Loan Mortgage Corp.,
Series 2006-3205, Class PC
6.00% due 09/15/2032	641,000	668,857
Federal Home Loan Mortgage Corp.,
Series 2006-3216, Class NA
6.00% due 05/15/2028	450,547	464,586
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	277,166
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PA
5.50% due 02/15/2023	470,000	482,071
Federal Home Loan Mortgage Corp.,
Series 2007-3288, Class PA
5.50% due 05/15/2029	812,458	840,697
Federal Home Loan Mortgage Corp.,
Series 2007-3289, Class PB
5.00% due 11/15/2029	327,000	336,466
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	302,000	296,292
Federal Home Loan Mortgage Corp.,
Series 2007-3312, Class AP
5.50% due 11/15/2025	325,652	336,701
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	960,165	980,604
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class PB
5.50% due 03/15/2031	186,000	192,975
Federal Home Loan Mortgage Corp.,
Series 2007-3325, Class JL
5.50% due 06/15/2037	1,684,105	1,749,306
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PA
5.00% due 06/15/2028	575,891	591,242
Federal Home Loan Mortgage Corp.,
Series 2007-3351, Class PK
5.50% due 01/15/2032	1,039,000	1,078,518
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	339,000	327,498
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	333,000	323,301
Federal National Mortgage Association,
Series 2003-113, Class PN
3.50% due 02/25/2013	639,042	637,545
Federal National Mortgage Association,
Series 2003-123, Class AB
4.00% due 10/25/2016	572,996	575,644

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	$178,517	$179,114
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	245,471	247,019
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	324,000	334,565
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	439,866	437,470
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017	446,373	447,642
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016	357,096	359,877
Federal National Mortgage Association,
Series 2003-92, Class PC
4.50% due 05/25/2015	573,000	578,273
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	195,940	195,483
Federal National Mortgage Association,
Series 2004-4, Class CA
4.00% due 09/25/2017	353,596	354,164
Federal National Mortgage Association,
Series 2004-6, Class CA
4.00% due 06/25/2017	321,284	321,908
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	283,101	292,665
Federal National Mortgage Association,
Series 2004-81, Class AG
4.00% due 03/25/2018	467,785	468,400
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	292,664	300,022
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	21,759	21,748
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	250,030	260,760
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	350,711	358,441
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	360,560	369,467
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	365,622	371,651
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	114,822	117,757
Federal National Mortgage Association,
Series 2006-55, Class PA
6.00% due 05/25/2026	289,579	295,904

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2006-64, Class PA
5.50% due 02/25/2030	$235,535	$243,277
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	340,000	326,480
Federal National Mortgage Association,
Series 2007-27, Class KA
5.75% due 09/25/2033	241,612	250,658
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	720,511	724,720
Federal National Mortgage Association,
Series 2007-3326, Class PC
5.50% due 08/15/2032	224,000	229,002
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,103,646	1,111,548
Federal National Mortgage Association,
Series 2007-62, Class PA
6.00% due 03/25/2029	337,966	351,079
Federal National Mortgage Association,
Series 2007-80, Class TA
6.00% due 09/25/2026	291,830	302,172
Federal National Mortgage Association,
Series 2007-81, Class AE
6.00% due 08/25/2028	1,609,500	1,672,258
Federal National Mortgage Association,
Series 2007-81, Class PA
6.00% due 02/25/2029	332,074	345,346
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	260,716	269,936
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	192,440
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	192,371	193,767
GE Capital Commercial Mortgage Corp.,
Series 2004-C1, Class A3
4.596% due 11/10/2038	556,000	523,360
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.189% due 07/10/2039 (b)	179,000	174,431
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	138,646	137,350
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	1,362,491	1,408,756
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C2, Class A2
7.455% due 08/16/2033 (b)	803,655	833,356
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	785,000	810,955
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	397,000	383,052

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	$112,140	$113,209
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	251,127
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	168,427	169,069
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	375,000	360,186
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	109,000	109,358
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB15, Class ASB
5.79% due 06/12/2043 (b)	276,000	271,653
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class ASB
6.0655% due 04/15/2045 (b)	261,000	257,844
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2001-C1, Class A3
5.857% due 10/12/2035	298,000	299,754
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	753,000	729,798
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	144,986
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	553,952	546,543
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	234,000	228,714
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	90,279	89,519
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class ASB
5.523% due 05/12/2045	258,000	251,794
JP Morgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	278,182	286,513
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	651,000	650,419
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	187,218	185,462
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	503,000	485,500
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	334,000	317,700
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	444,000	431,726

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.1804% due 11/14/2042 (b)	$950,000	$924,254
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	383,436	391,201
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	348,112	356,803
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	32,000	32,691
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	204,972	205,103
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
3.245% due 02/25/2047 (b)	161,533	160,994
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	352,029	342,127
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	131,000	133,898
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	353,958
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,181,000	1,139,903
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	136,000	124,525
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	1,285,000	1,262,548
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	181,791
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	808,000	777,394
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,370,000	1,300,977
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A4
5.03% due 01/15/2041	379,000	366,794
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	278,000	258,508
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	878,000	837,437
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.2095% due 10/15/2044 (b)	331,000	320,468

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	$536,000	$536,614

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $73,082,286)		$74,064,646

ASSET BACKED SECURITIES - 6.37%
American Express Issuance Trust,
Series 2007-2, Class A
3.3712% due 07/15/2013	1,376,000	1,338,976
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.12% due 11/08/2011 (b)	537,000	549,292
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.59% due 11/17/2014	146,000	153,940
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	181,212	182,296
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A3A
5.00% due 04/15/2011	387,000	392,131
Capital Auto Receivables Asset Trust,
Series 2007-4A, Class A4
5.30% due 05/15/2014	406,000	416,097
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.75% due 07/15/2020	799,000	821,032
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.65% due 09/20/2019	613,000	621,148
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.35% due 02/07/2020	1,609,000	1,564,250
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	282,000	278,851
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	308,000	306,310
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
3.175% due 12/25/2036 (b)	364,060	342,399
CNH Equipment Trust, Series 2004-A, Class A4A
3.2313% due 09/15/2011 (b)	277,479	277,371
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	190,000	201,038
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	481,347	469,657
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
3.235% due 05/25/2047 (b)	158,849	149,754
Daimler Chrysler Auto Trust,
Series 2006-D, Class A4
4.94% due 08/02/2012	300,000	308,668
Daimler Chrysler Auto Trust,
Series 2007-A, Class A4
2.00% due 03/08/2013	273,000	282,198

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020	$2,022,000	$2,085,192
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	480,000	467,254
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A
5.15% due 11/15/2011	369,000	379,757
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (g)	474,000	478,033
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	361,000	363,256
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/17/2012	147,000	149,728
Hyundai Auto Receivables Trust,
Series 2007-A, Class A4
5.21% due 03/17/2014	590,000	602,722
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.141% due 11/25/2035 (b)	20,198	20,144
MBNA Credit Card Master Note Trust,
Series 2003-A7, Class A7
2.65% due 11/15/2010	372,000	371,312
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
3.205% due 12/25/2035 (b)	16,107	16,004
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
3.175% due 01/25/2037 (b)	169,897	164,644
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
3.185% due 12/25/2036 (b)	151,825	145,674
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4
5.16% due 03/17/2014	1,678,000	1,732,927
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-1, Class AF1
5.42% due 12/25/2036	54,858	54,203
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	177,189	178,927
SLM Student Loan Trust, Series 2005-7, Class A3
4.41% due 07/25/2025 (b)	432,000	427,680
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	245,454	243,903
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	142,000	139,635
USAA Auto Owner Trust, Series 2004-3, Class A4
3.53% due 06/15/2011	172,951	173,184
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	4,138	4,140
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
3.1713% due 06/15/2015 (b)(g)	560,000	520,713

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	$24,346	$24,403
World Omni Auto Receivables Trust,
Series 2007-B, Class A3A
5.28% due 01/17/2012	310,000	317,278
World Omni Auto Receivables Trust,
Series 2007-B, Class A4
5.39% due 05/15/2013	414,000	424,630

TOTAL ASSET BACKED SECURITIES
(Cost $17,960,855)		$18,140,751

REPURCHASE AGREEMENTS - 2.32%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$6,599,292 on 03/03/2008,
collateralized by $6,170,000
Federal Home Loan Bank, 5.375%
due 05/15/2019 (valued at
$6,733,013, including interest)	$6,598,000	$6,598,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,598,000)		$6,598,000

SHORT TERM INVESTMENTS - 6.00%
Bank of America Corp.
3.03% due 03/03/2008	$4,270,000	$4,269,288
Deutsche Bank Finance LLC
3.10% due 03/03/2008	4,270,000	4,269,265
Rabobank USA Financial Corp.
3.01% due 03/03/2008	4,270,000	4,269,288
UBS Finance Delaware LLC
2.88% due 03/03/2008 (c)	4,270,000	4,269,317

TOTAL SHORT TERM INVESTMENTS
(Cost $17,077,158)		$17,077,158

Total Investments (Core Bond Fund)
(Cost $333,428,432) - 118.72%		$338,147,579
Liabilities in Excess of Other Assets - (18.72)%		(53,324,900)

TOTAL NET ASSETS - 100.00%		$284,822,679

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
7.00%, TBA **	$141,000	$148,359

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $147,698)		$148,359

Total Securities Sold Short (Core Bond Fund)
(Proceeds $147,698)		$148,359

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Core Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.03%

Automobiles - 1.07%
General Motors Corp.	374,100	$8,709,048

Banking - 1.02%
Regions Financial Corp.	87,700	1,859,240
Wachovia Corp.	210,900	6,457,758

		8,316,998
Biotechnology - 1.73%
Amgen, Inc. *	310,725	14,144,202

Cable & Television - 2.69%
Time Warner, Inc.	1,410,300	22,014,783

Computers & Business Equipment - 7.44%
Cisco Systems, Inc. *	674,300	16,432,691
Hewlett-Packard Company	508,400	24,286,268
International Business Machines Corp.	176,400	20,084,904

		60,803,863
Electrical Utilities - 6.32%
AES Corp. *	2,873,800	51,670,924

Financial Services - 18.42%
Bear Stearns Companies, Inc.	213,800	17,074,068
Capital One Financial Corp.	300,000	13,809,000
Citigroup, Inc.	1,035,120	24,542,695
Countrywide Financial Corp.	1,749,500	11,039,345
Federal Home Loan Mortgage Corp.	961,800	24,218,124
Goldman Sachs Group, Inc.	30,100	5,105,863
JP Morgan Chase & Company	995,900	40,483,335
Merrill Lynch & Company, Inc.	287,100	14,228,676

		150,501,106
Healthcare Services - 5.25%
UnitedHealth Group, Inc.	922,000	42,854,560

Holdings Companies/Conglomerates - 3.22%
General Electric Company	794,900	26,342,986

Homebuilders - 2.28%
Beazer Homes USA, Inc.	90,308	641,187
Centex Corp.	301,510	6,690,507
Pulte Homes, Inc.	590,500	7,995,370
Ryland Group, Inc.	118,108	3,341,275

		18,668,339
Insurance - 8.06%
Aetna, Inc.	812,300	40,290,080
American International Group, Inc.	544,600	25,519,956

		65,810,036
Internet Content - 7.49%
Google, Inc., Class A *	45,800	21,580,044
Yahoo!, Inc. *	1,426,600	39,630,948

		61,210,992
Internet Retail - 10.04%
Amazon.com, Inc. *	652,100	42,040,887
eBay, Inc. *	1,036,600	27,324,776
Expedia, Inc. *	551,508	12,646,079

		82,011,742
Leisure Time - 1.85%
Electronic Arts, Inc. *	319,200	15,094,968

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 1.87%
Pfizer, Inc.	684,985	$15,261,466

Photography - 2.64%
Eastman Kodak Company	1,270,248	21,568,811

Retail Trade - 5.55%
Best Buy Company, Inc.	72,100	3,101,021
J.C. Penney Company, Inc.	314,800	14,546,908
Sears Holdings Corp. *	289,800	27,710,676

		45,358,605
Semiconductors - 1.76%
Texas Instruments, Inc.	479,900	14,377,804

Software - 1.71%
CA, Inc.	608,900	13,931,632

Steel - 0.77%
Nucor Corp.	96,800	6,250,376

Telephone - 4.85%
Qwest Communications International, Inc.	4,998,100	26,989,740
Sprint Nextel Corp.	1,778,200	12,643,002

		39,632,742

TOTAL COMMON STOCKS (Cost $912,588,032)		$784,535,983

REPURCHASE AGREEMENTS - 4.30%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$35,127,878 on 03/03/2008,
collateralized by $30,885,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at
$35,826,600, including interest)	$35,121,000	$35,121,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,121,000)		$35,121,000

Total Investments (Core Equity Fund)
(Cost $947,709,032) - 100.33%		$819,656,983
Liabilities in Excess of Other Assets - (0.33)%		(2,683,571)

TOTAL NET ASSETS - 100.00%		$816,973,412

Emerging Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.76%

Aerospace - 1.46%
Aerovironment, Inc. *	102,125	$2,169,135

Banking - 2.34%
IBERIABANK Corp.	35,855	1,594,472
PrivateBancorp, Inc. (a)	62,619	1,884,206

		3,478,678
Biotechnology - 2.19%
Exelixis, Inc. *	209,704	1,337,912
Martek Biosciences Corp. *	44,946	1,288,152

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Sequenom, Inc., ADR *	91,180	$637,348

		3,263,412
Broadcasting - 0.98%
Acacia Research - Acacia Technologies *	223,109	1,456,902

Business Services - 10.31%
Barrett Business Services, Inc.	161,696	2,619,475
Constant Contact, Inc. * (a)	99,058	1,763,232
Euronet Worldwide, Inc. *	157,312	3,397,939
FTI Consulting, Inc. *	59,028	3,748,278
Hill International, Inc. *	199,782	2,547,221
Seachange International, Inc. *	66,793	394,079
Tyler Technologies, Inc. *	63,000	872,550

		15,342,774
Commercial Services - 3.47%
Providence Service Corp. *	86,340	2,433,925
Stantec, Inc. *	83,264	2,735,222

		5,169,147
Computers & Business Equipment - 2.45%
Lasercard Corp. * (a)	189,620	1,759,674
Stratasys, Inc. * (a)	29,106	546,028
Synaptics, Inc. *	50,095	1,342,045

		3,647,747
Drugs & Health Care - 1.49%
Matrixx Initiatives, Inc. *	152,837	2,216,137

Electronics - 3.57%
Measurement Specialties, Inc. *	87,722	1,555,311
Medis Technologies, Ltd. * (a)	291,600	3,158,028
SiRF Technology Holdings, Inc. * (a)	92,769	600,215

		5,313,554
Energy - 2.94%
InterOil Corp. * (a)	200,782	4,381,062

Financial Services - 2.55%
FCStone Group, Inc. *	44,274	2,064,939
Portfolio Recovery Associates, Inc. * (a)	47,363	1,729,697

		3,794,636
Food & Beverages - 0.93%
Smart Balance, Inc. *	168,920	1,386,833

Healthcare Products - 10.56%
Align Technology, Inc. *	131,000	1,617,850
Caliper Life Sciences, Inc. *	258,130	1,076,402
Nuvasive, Inc. *	85,254	3,285,689
ResMed, Inc. *	62,155	2,516,656
SenoRx, Inc. *	120,089	983,529
Somanetics Corp. *	92,714	2,576,522
SonoSite, Inc. * (a)	79,224	2,331,563
Spectranetics Corp. *	148,152	1,333,368

		15,721,579
Healthcare Services - 1.43%
Healthextras, Inc. *	77,323	2,130,249

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 1.95%
McCormick & Schmick's Seafood
Restaurants, Inc. *	109,885	$1,191,153
Texas Roadhouse, Inc., Class A *	184,193	1,712,995

		2,904,148
Industrial Machinery - 1.18%
Flow International Corp. *	237,952	1,753,706

Insurance - 2.81%
Infinity Property & Casualty Corp.	59,140	2,375,654
ProAssurance Corp. *	33,953	1,805,281

		4,180,935
International Oil - 1.61%
ATP Oil & Gas Corp. *	68,138	2,401,865

Internet Content - 0.79%
TechTarget, Inc. *	101,120	1,175,014

Leisure Time - 5.11%
Bally Technologies, Inc. *	49,649	1,882,194
Imax Corp. *	588,200	3,740,952
Pinnacle Entertainment, Inc. *	62,711	982,054
Progressive Gaming International Corp. *	390,050	1,002,428

		7,607,628
Life Sciences - 0.13%
Sequenom, Inc. *	28,758	201,018

Manufacturing - 4.23%
Force Protection, Inc. * (a)	430,912	1,771,048
iRobot Corp. * (a)	175,797	3,220,601
Raven Industries, Inc. (a)	44,575	1,305,156

		6,296,805
Medical-Hospitals - 1.60%
Electro-Optical Sciences, Inc. *	218,585	1,020,792
EV3, Inc. *	118,095	1,043,960
Neurometrix, Inc. * (a)	127,603	310,075

		2,374,827
Metal & Metal Products - 1.99%
Fushi Copperweld, Inc. *	54,733	961,659
Haynes International, Inc. *	35,252	2,002,666

		2,964,325
Petroleum Services - 3.45%
Superior Energy Services, Inc. *	83,770	3,408,601
TETRA Technologies, Inc. *	100,422	1,725,250

		5,133,851
Pharmaceuticals - 4.32%
AMAG Pharmaceuticals, Inc. *	44,853	1,963,216
BioForm Medical, Inc. *	207,411	1,171,872
Inspire Pharmaceuticals, Inc. *	264,809	1,188,992
Medicis Pharmaceutical Corp., Class A	102,754	2,107,485

		6,431,565
Publishing - 1.20%
VistaPrint, Ltd. *	56,978	1,790,249

Retail Trade - 1.74%
A.C. Moore Arts & Crafts, Inc. *	111,276	953,635

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Hibbett Sports, Inc. * (a)	103,252	$1,631,382

		2,585,017
Semiconductors - 5.29%
Cymer, Inc. *	71,803	2,034,179
FormFactor, Inc. *	113,920	2,042,586
Mattson Technology, Inc. *	304,329	1,807,714
Netlogic Microsystems, Inc. * (a)	84,280	1,989,008

		7,873,487
Software - 8.55%
Allscripts Healthcare Solution, Inc. * (a)	151,955	1,621,360
Ansoft Corp. *	87,924	2,138,312
Concur Technologies, Inc. *	80,013	2,339,580
DivX, Inc. * (a)	155,898	1,532,477
FARO Technologies, Inc. *	83,193	2,724,571
Progress Software Corp. *	83,004	2,368,934

		12,725,234
Telecommunications Equipment &
Services - 2.08%
Comtech Telecommunications Corp. *	71,385	3,096,681

Trucking & Freight - 1.06%
ID Systems, Inc. * (a)	220,141	1,571,807

TOTAL COMMON STOCKS (Cost $168,257,991)		$142,540,007

WARRANTS - 0.00%

Medical-Hospitals - 0.00%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike
Price: $6.70) *	5,396	0
(Expiration Date: 08/03/2012, Strike
Price: $8.00) *	45,653	0

TOTAL WARRANTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 25.39%
Federal Home Loan Bank Discount Notes
zero coupon due 03/03/2008	$6,100,000	$6,099,333
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	31,700,179	31,700,179

TOTAL SHORT TERM INVESTMENTS
(Cost $37,799,512)		$37,799,512

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$50,010 on 03/03/2008,
collateralized by $45,000 Federal
National Mortgage Association,
6.25% due 05/15/2029 (valued at
$52,200, including interest)	$50,000	$50,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,000)		$50,000

Total Investments (Emerging Growth Fund)
(Cost $206,107,503) - 121.18%		$180,389,519
Liabilities in Excess of Other Assets - (21.18)%		(31,531,206)

TOTAL NET ASSETS - 100.00%		$148,858,313

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.42%

Bermuda - 0.02%
Digital China Holdings, Ltd.	103,000	$77,996

Brazil - 5.19%
Aracruz Celulose SA, SADR	26,821	1,942,913
Braskem SA, SADR	119,002	2,009,944
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	14,200	616,138
Eternit SA	30,000	128,082
Gerdau SA, SADR	341,389	11,187,318
Perdigao SA, SADR *	55,763	2,665,471
Sadia SA, SADR	152,429	2,574,526
Ultrapar Participacoes SA	3,000	111,600
Votorantim Celulose & Papel SA, SADR *	102,450	3,223,077

		24,459,069
Cayman Islands - 0.29%
Shimao Property Holdings, Ltd., GDR	664,000	1,328,497
TCL Communication Technology
Holdings, Ltd. *	1,476,000	55,055

		1,383,552
Chile - 4.06%
Cementos Bio Bio SA	2,795	6,639
Companhia de Consumidores de Gas de
Santiago SA	6,504	30,471
Companhia Sudamericana de Vapores SA *	502,052	992,730
Compania de Telecomunicaciones de Chile
SA, SADR	214,262	1,716,239
Corpbanca SA, SADR	4,088	134,373
Cristalerias de Chile SA	1,061	12,553
Empresas CMPC SA	50,075	1,910,923
Empresas Copec SA	337,656	5,792,845
Empresas Iansa SA	439,146	33,323
Enersis SA, SADR	459,633	7,248,412
Industrias Forestales SA	77,846	21,660
Madeco SA, SADR	41,779	457,062
Masisa SA	2,957,145	627,657

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Soquimich Comercial SA	129,645	$62,734
Vina San Pedro SA *	9,342,203	77,055

		19,124,676
China - 3.21%
AviChina Industry & Technology Company,
Ltd. *	300,000	75,883
Bank of China, Ltd.	8,197,000	3,433,487
Chaoda Modern Agriculture Holdings, Ltd.	856,900	961,541
China Construction Bank	726,000	550,058
China Petroleum & Chemical Corp., SADR	9,100	995,904
China Shipping Container Lines Company, Ltd.	1,097,850	486,845
China Travel International Investment
Hong Kong, Ltd.	1,348,000	726,024
Dongfeng Motor Group Company, Ltd.	1,384,000	843,926
Guangshen Railway Company, Ltd., Class H	110,000	71,313
Guangshen Railway Company, Ltd., SADR	13,500	434,700
Hunan Non Ferrous Metal Corp., Ltd.	812,000	413,356
Industrial & Commercial Bank of China, Ltd.	832,000	577,208
Maanshan Iron & Steel Company, Ltd.	796,000	495,334
PetroChina Company, Ltd., SADR	19,800	2,907,036
Qingling Motors Company, Ltd.	306,000	54,491
Semiconductor Manufacturing International
Corp., SADR *	66,200	267,448
Shanghai Electric Group Company, Ltd.	952,000	673,818
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	8,900	414,651
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	740,000	217,129
Sinotrans, Ltd., H Shares	711,000	220,237
ZTE Corp., Class H	61,000	330,333

		15,150,722
Czech Republic - 1.00%
Telefonica Czech Republic AS	102,949	3,194,559
Unipetrol AS *	91,126	1,533,508

		4,728,067
Hong Kong - 4.29%
Amvig Holdings, Ltd.	118,000	129,236
Baoye Group Company, Ltd.	48,000	40,713
Beijing Capital Land, Ltd.	184,000	90,289
Beijing Enterprises Holdings, Ltd.	202,000	829,545
Brilliance China Automotive Holdings, Ltd. *	1,206,000	238,143
Catic Shenzhen Holdings, Ltd.	72,000	54,831
China Aerospace International Holdings, Ltd. *	365,400	48,368
China Everbright, Ltd. *	320,000	732,386
China Green Holdings, Ltd.	186,000	213,699
China Haidian Holdings, Ltd. *	486,000	44,816
China Pharmaceutical Group, Ltd. *	416,000	126,182
China Rare Earth Holdings, Ltd.	290,000	64,393
China Resources Enterprises, Ltd.	528,000	1,874,486
China Shineway Pharmaceutical Group, Ltd.	9,000	5,741
China Unicom, Ltd., SADR	144,800	3,074,104
China Unicom, Ltd.	234,000	501,718
Chongqing Iron & Steel Company, Ltd. *	86,000	35,478
Citic Pacific, Ltd.	443,000	2,398,280
CNPC Hong Kong, Ltd.	1,180,000	650,301

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
COFCO International, Ltd. *	408,000	$248,899
Comba Telecom Systems Holdings, Ltd.	136,000	36,843
Cosco International Holdings, Ltd.	142,000	111,705
Cosco Pacific, Ltd.	496,000	1,071,065
Dalian Port PDA Company, Ltd.	396,000	234,943
Denway Motors, Ltd.	2,068,000	1,045,319
Dynasty Fine Wines Group, Ltd.	396,000	103,840
Enerchina Holdings, Ltd. *	162,500	5,967
First Tractor Company, Ltd. *	58,000	41,035
Geely Automobile Holdings Company, Ltd.	1,290,000	131,916
Global Bio-Chem Technology
Group Company, Ltd.	714,000	294,105
Great Wall Motor Company, Ltd.	110,000	127,654
Great Wall Technology Company, Ltd. *	142,000	37,624
Guangzhou Pharmaceutical Company, Ltd.	46,000	38,525
Hainan Meilan International Airport Company,
Ltd.	63,000	73,242
Harbin Power Equipment Company, Ltd.	50,000	110,676
HKC Holdings, Ltd.	360,000	80,501
Hopson Development Holdings, Ltd., GDR	318,000	528,830
Innomaxx Biotechnology Group, Ltd. *	1,658,000	243,989
Jingwei Textile Machinery Company, Ltd.	62,000	21,290
Kingway Brewery Holdings, Ltd.	336,000	82,628
Lianhua Supermarket Holdings, Ltd.	35,000	48,775
Lingbao Gold Company, Ltd.	46,000	31,090
Minmetals Resources, Ltd.	504,000	228,807
Neo-China Group Holdings, Ltd.	341,500	223,386
Semiconductor Manufacturing
International Corp. *	4,255,000	341,403
Shanghai Industrial Holdings, Ltd.	236,000	962,383
Shanghai Prime Machinery Company, Ltd.	222,000	70,403
Shanghai Real Estate, Ltd.	564,000	116,093
Shenzhen International Holdings, Ltd.	3,102,500	342,702
Shenzhen Investment, Ltd.	888,000	474,055
Shenzhou International Group Holdings, Ltd.	204,000	69,550
SinoCom Software Group, Ltd.	17,000	3,443
Sinolink Worldwide Holdings, Ltd.	772,000	129,425
Sinopec Kantons Holdings, Ltd.	262,000	47,546
Skyworth Digital Holdings, Ltd.	390,000	43,111
Stone Group Holdings, Ltd.	500,000	39,603
TCL Multimedia Technology Holdings, Ltd. *	1,256,000	72,055
Tianjin Capital Environmental Protection	104,000	47,050
TPV Technology, Ltd.	636,000	381,163
Travelsky Technology, Ltd., Class H	270,000	226,604
Weiqiao Textile Company, Ltd.	208,000	288,824
Xiamen International Port Company, Ltd.	192,000	61,744
Xiwang Sugar Holdings Company, Ltd.	200,000	91,765
Zhejiang Glass Company, Ltd. *	51,000	45,068

		20,209,353
Hungary - 2.84%
Egis Nyrt.	3,828	392,655
Fotex PLC *	65,740	260,091
Gedeon Richter Rt.	12,289	2,652,690
MOL Magyar Olaj & Gazipari Rt.	72,209	9,836,804
Pannonplast PLC *	16,510	146,582

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hungary (continued)
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	11,794	$123,929

		13,412,751
India - 11.78%
Aditya Birla Nuvo, Ltd.	7,200	303,227
Ador Welding, Ltd.	8,367	36,636
Aftek, Ltd.	28,741	37,025
Alembic, Ltd.	38,000	51,279
Alok Industries, Ltd.	72,774	123,296
Ambuja Cements, Ltd.	604,511	1,774,915
Amtek Auto, Ltd.	40,948	314,820
Apollo Hospitals Enterprise, Ltd.	17,400	212,281
Apollo Tyres, Ltd.	154,850	167,535
Arvind Mills, Ltd. *	104,142	124,379
Ashok Leyland, Ltd.	432,251	399,537
Aurobindo Pharma, Ltd.	20,097	162,586
Avaya Global Connect, Ltd.	5,668	28,878
Aztecsoft, Ltd.	22,751	44,389
Bajaj Auto Finance, Ltd.	11,946	123,420
Bajaj Auto, Ltd.	24,676	1,385,112
Bajaj Hindusthan, Ltd.	38,278	229,950
Ballarpur Industries, Ltd.	72,742	249,957
Balmer Lawrie & Company, Ltd.	1,500	14,867
Balrampur Chini Mills, Ltd. *	78,680	178,910
Bank of Maharashtra	130,888	175,696
Bank of Rajasthan	39,971	160,238
BASF India, Ltd.	16,182	93,746
Bata India, Ltd. *	25,249	101,475
Bharat Earth Movers, Ltd.	13,744	403,559
Bharat Forge, Ltd.	6,300	44,678
Bhushan Steel, Ltd.	16,585	410,895
Biocon, Ltd.	12,400	135,694
BOC India, Ltd.	9,300	36,446
Bombay Dyeing & Manufacturing Company,
Ltd.	6,668	113,007
Bosch Chassis Systems India, Ltd.	2,280	36,409
Ceat, Ltd.	19,541	67,831
Chambal Fertilizers & Chemicals, Ltd.	122,930	174,954
Cholamandalam DBS Finance, Ltd.	7,563	39,920
City Union Bank, Ltd.	58,500	55,743
Coromandel Fertilisers, Ltd.	12,000	37,447
Cranes Software International, Ltd. *	3,000	9,280
Dabur Pharma, Ltd. *	32,000	50,066
Dalmia Cement Bharat, Ltd.	6,800	61,515
DCM Shriram Consolidated, Ltd.	26,804	47,423
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	34,858	111,050
Dr. Reddy's Laboratories, Ltd., ADR	26,500	379,215
Eicher Motors, Ltd.	8,302	57,880
EID Parry India, Ltd.	18,099	80,837
EIH, Ltd.	108,400	462,335
Elder Pharmaceuticals, Ltd.	3,200	30,221
Electrosteel Castings, Ltd.	47,000	66,063
Escorts, Ltd. *	36,222	93,123
Essel Propack, Ltd. *	6,500	7,339
Eveready Industries, Ltd. *	21,000	26,615

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Federal Bank, Ltd.	67,848	$491,673
Finolex Cables, Ltd.	27,100	58,009
Finolex Industries, Ltd.	62,340	117,453
Gammon India, Ltd.	28,239	341,295
Graphite India, Ltd.	75,397	99,189
Great Eastern Shipping Company, Ltd.	51,772	533,578
GTL, Ltd.	48,244	298,680
Gujarat Alkalies & Chemicals, Ltd.	35,989	152,789
Gujarat Ambuja Exports, Ltd.	15,000	21,604
Gujarat Narmada Valley Fertilizers Company,
Ltd.	51,735	231,426
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	105,889
HCL Infosystems, Ltd.	63,711	339,668
HEG, Ltd.	13,300	108,951
Hexaware Technologies, Ltd.	38,931	71,061
Himatsingka Seide, Ltd.	4,000	7,916
Hinduja TMT, Ltd.	5,652	78,297
Hindustan Construction Company, Ltd.	60,588	245,357
Hindustan Motors, Ltd. *	62,438	59,992
Hotel Leela Venture, Ltd.	112,844	141,285
ICI India, Ltd.	4,700	66,756
ICICI Bank, Ltd., SADR	94,641	4,906,188
iGATE Global Solutions, Ltd.	19,459	196,559
India Cements, Ltd.	65,673	340,293
India Glycols, Ltd.	14,305	98,224
Indian Hotels Company, Ltd.	294,257	911,636
IndusInd Bank, Ltd.	88,148	213,721
Industrial Development Bank of India, Ltd.	234,735	677,852
Infomedia India, Ltd.	7,700	43,529
Ipca Laboratories, Ltd.	4,298	65,916
Jammu & Kashmir Bank, Ltd.	14,831	264,348
JB Chemicals & Pharmaceuticals, Ltd.	21,800	31,931
JBF Industries, Ltd.	33,159	116,765
Jet Airways India, Ltd.	16,718	300,910
Jindal Saw, Ltd. *	13,753	294,707
Jindal Stainless, Ltd.	44,557	170,790
JK Tyre & Industries, Ltd.	10,900	37,519
JSW Steel, Ltd.	51,671	1,353,278
Karnataka Bank, Ltd.	37,698	241,432
Karur Vysya Bank, Ltd.	21,841	236,060
Kesoram Industries, Ltd.	9,260	91,882
Kirloskar Oil Engines, Ltd.	57,456	161,954
LIC Housing Finance, Ltd.	34,065	256,547
Mahindra & Mahindra, Ltd.	195,127	3,334,296
Mangalam Cement, Ltd.	14,461	50,269
Maruti Udyog, Ltd.	65,711	1,404,447
Mastek, Ltd.	11,271	75,733
Matrix Laboratories, Ltd. *	58,149	267,512
Mercator Lines, Ltd.	105,166	261,035
Monnet Ispat & Energy, Ltd.	17,433	196,825
Moser Baer India, Ltd.	70,858	308,047
MRF, Ltd.	680	76,508
Mukand, Ltd.	28,732	70,572
Nagarjuna Construction Company, Ltd.	69,234	461,298
Nagarjuna Fertilizers & Chemicals, Ltd. *	229,114	286,452
Nahar Spinning Mills, Ltd.	6,600	11,162

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Natco Pharma, Ltd.	7,500	$20,092
National Organic Chemical Industries, Ltd.	80,241	60,305
Navneet Publications India, Ltd.	46,585	139,223
Nirma, Ltd.	20,100	91,923
Orchid Chemicals & Pharmaceuticals, Ltd.	28,645	177,961
Orient Paper & Industries, Ltd.	51,770	62,388
Patni Computer Systems, Ltd.	38,484	226,488
Petronet LNG, Ltd.	240,816	434,193
Polaris Software Lab, Ltd.	39,735	85,450
PSL, Ltd.	6,900	63,845
PTC India, Ltd.	68,932	200,831
Punjab Tractors, Ltd. *	18,068	124,051
Rain Commodities, Ltd. *	13,972	72,261
Raymond, Ltd.	13,679	117,608
Rei Agro, Ltd. *	13,901	503,499
Reliance Industries, Ltd., GDR (g)	117,696	14,329,488
Rolta India, Ltd.	58,756	436,543
Ruchi Soya Industries, Ltd.	67,815	199,953
Sakthi Sugars, Ltd.	25,066	47,057
Seamec, Ltd. *	14,000	58,661
Shasun Chemicals & Drugs, Ltd.	16,408	24,563
Shriram Transport Finance Company, Ltd.	51,252	491,140
Sicagen India, Ltd. *	4,881	0
Sical Logistics, Ltd. *	4,881	26,624
Sonata Software, Ltd.	23,000	23,406
South Indian Bank, Ltd.	37,494	168,773
SREI Infrastructure Finance, Ltd.	24,771	116,553
SRF, Ltd.	37,385	108,604
Sterlite Optical Technologies, Ltd.	20,008	99,695
Strides Arcolab, Ltd.	13,608	53,121
Syndicate Bank, Ltd.	189,537	452,351
Tata Chemicals, Ltd.	71,422	575,327
Tata Communications, Ltd., ADR	29,783	738,618
Tata Investment Corp., Ltd.	6,928	97,181
Tata Metaliks, Ltd.	7,900	31,345
Tata Motors, Ltd.	157,232	2,708,260
Tele Data Informatics, Ltd.	47,214	24,778
Teledata Marine Solutions *	23,607	0
Teledata Technology Solutions *	23,607	0
Tube Investments of India, Ltd.	62,323	97,158
TVS Motor Company, Ltd.	63,451	68,293
United Phosphorus, Ltd.	66,463	548,119
Usha Martin, Ltd.	106,610	253,026
Uttam Galva Steels, Ltd. *	56,948	64,358
Varun Shipping Company, Ltd.	62,246	118,268
Vimta Labs, Ltd.	13,038	36,523
Wockhardt, Ltd.	24,300	202,501
Zensar Technologies, Ltd.	12,328	38,752
Zuari Industries, Ltd.	3,500	26,754

		55,566,675
Indonesia - 3.09%
Apexindo Pratama Duta Tbk PT	983,500	193,269
Astra Graphia Tbk PT	606,500	33,962
Astra International Tbk PT	2,031,500	6,095,523
Bakrie & Brothers Tbk PT *	10,129,500	375,127
Bank Central Asia Tbk PT	900,000	347,580

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Bank Danamon Indonesia Tbk PT	493,500	$406,344
Bank Niaga Tbk PT	4,865,500	396,824
Bank Pan Indonesia Tbk PT *	6,711,000	468,258
Berlian Laju Tanker Tbk PT	2,148,500	563,890
Bhakti Investama Tbk PT	2,787,825	215,698
Charoen Pokphand Indonesia Tbk PT	1,537,000	162,837
Ciputra Surya Tbk PT *	971,000	81,561
Davomas Abadi Tbk PT *	8,435,500	268,418
Enseval Putera Megatrading Tbk PT	1,104,500	75,648
Global Mediacom Tbk PT	730,000	70,198
Gudang Garam Tbk PT	298,500	257,432
Indocement Tunggal Prakarsa Tbk PT	417,000	338,980
Indofood Sukses Makmur Tbk PT	4,583,500	1,436,985
Kalbe Farma Tbk PT	2,663,500	303,384
Kawasan Industri Jababeka Tbk PT *	6,349,500	118,078
Lippo Karawaci Tbk PT	6,766,250	539,858
Matahari Putra Prima Tbk PT	2,845,500	188,069
Medco Energi Internasional Tbk PT	1,365,500	603,670
Mitra Adiperkasa Tbk PT	866,000	61,892
Panin Insurance Tbk PT *	1,443,000	41,610
Panin Life Tbk PT *	8,584,500	152,083
Polychem Indonesia Tbk PT *	1,930,000	29,349
Ramayana Lestari Sentosa Tbk PT	2,120,500	186,323
Samudera Indonesia Tbk PT	74,500	40,561
Summarecon Agung Tbk PT	1,172,000	114,349
Suryainti Permata Tbk PT *	450,500	90,505
Tempo Scan Pacific Tbk PT	2,207,500	152,881
Trias Sentosa Tbk PT	1,000,000	20,310
Trimegah Securities Tbk PT	1,540,500	41,642
Tunas Ridean Tbk PT	948,500	107,282

		14,580,380
Israel - 3.21%
AudioCodes, Ltd. *	26,116	107,709
Azorim Investment Development &
Construction Company, Ltd.	11,262	140,289
Bank Hapoalim, Ltd.	1,073,537	4,586,927
Bank Leumi Le-Israel, Ltd.	974,197	4,476,030
Clal Insurance Enterprise Holdings, Ltd.	16,304	356,169
Delta Galil Industries, Ltd. *	11,216	55,512
Discount Investment Corp.	22,427	583,367
Electra, Ltd. *	392	50,764
Elron Electronic Industries, Ltd. *	23,021	216,125
First International Bank of Israel, Ltd. *	57,569	141,187
Formula Systems, Ltd., GDR *	3,500	42,490
Formula Systems, Ltd. *	5,626	69,926
Frutarom Industries, Ltd.	6,800	55,393
IDB Development Corp., Ltd.	19,064	579,261
Israel Salt Industries, Ltd. *	17,450	93,992
Ituran Location & Control, Ltd.	2,562	27,466
Koor Industries, Ltd.	11,087	781,484
Leader Holding & Investments, Ltd.	21,500	37,541
Mivtach Shamir Holdings, Ltd.	4,390	129,688
Orbotech, Ltd. *	45,156	816,872
Packer Plada, Ltd. *	575	40,813
Retalix, Ltd. *	22,317	361,842
Scailex Corp., Ltd. *	11,425	109,838

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Super-Sol, Ltd.	13,963	$58,949
Union Bank of Israel, Ltd.	25,609	129,698
United Mizrahi Bank, Ltd.	135,710	1,030,366
Urdan Industries, Ltd.	59,724	76,724

		15,156,422
Malaysia - 4.74%
Affin Holdings BHD	788,300	546,837
Al-'Aqar KPJ REIT	6,510	1,956
AMDB BHD *	540,000	41,225
AMMB Holdings BHD	1,356,750	1,560,221
Ann Joo Resources BHD	108,900	107,161
Asas Dunia BHD	94,000	27,662
Asia Pacific Land BHD	282,100	30,352
Bandar Raya Developments BHD	242,900	138,613
Batu Kawan BHD	153,900	542,457
Berjaya Corp. BHD	1,312,300	479,181
Berjaya Land BHD	105,000	192,571
Boustead Holdings BHD	368,900	566,517
Cahya Mata Sarawak BHD	235,100	147,921
Dijaya Corp. BHD	16,900	6,784
DNP Holdings BHD	132,800	54,595
DRB-Hicom BHD	904,600	392,932
Eastern & Oriental BHD	66,000	46,760
Eastern Pacific Industrial Corp. BHD	155,700	95,901
ECM Libra Avenue BHD	516,700	136,909
Encorp BHD	114,800	46,071
EON Capital BHD	409,900	640,749
Esso Malaysia BHD	43,000	28,312
General Corp. BHD	242,500	89,499
Globetronics Technology BHD	864,900	61,552
Glomac BHD	108,200	39,507
Goldis BHD	179,000	91,275
Hap Seng Consolidated BHD	270,800	212,549
Hong Leong Credit BHD	308,300	446,399
Hong Leong Industries BHD	52,000	64,650
Hume Industries Malaysia BHD	138,900	161,231
Hunza Properties BHD	102,400	75,942
Hwang-DBS Malaysia BHD	69,400	40,991
IGB Corp. BHD	968,400	573,595
IJM Corp. BHD	215,800	484,544
IJM Plantations BHD	63,600	82,461
Insas BHD *	460,100	83,470
Integrated Logistics BHD	167,200	45,171
Jaks Resources BHD *	245,000	79,405
Jaya Tiasa Holdings BHD	56,700	64,800
K & N Kenanga Holdings BHD	154,200	39,535
Karambunai Corp. BHD *	2,558,200	82,342
Keck Seng BHD	178,900	250,810
Kian Joo Can Factory BHD	332,000	127,827
Kim Loong Resources BHD	27,000	30,575
KLCC Property Holdings BHD	571,000	562,409
KPJ Healthcare BHD	93,000	92,480
KSL Holdings BHD	155,066	58,289
KUB Malaysia BHD *	592,900	126,735
Kulim Malaysia BHD	154,100	429,946
Kumpulan Hartanah Selangor BHD *	410,900	83,231

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Land & General BHD *	1,081,300	$112,448
Landmarks BHD	20,000	15,661
LBS Bina Group BHD *	210,000	29,714
Leader Universal Holdings BHD	717,000	205,828
Lion Corp. BHD *	454,900	72,972
Lion Industries Corp. BHD	448,000	273,336
MAA Holdings BHD	139,500	55,215
Malaysia Building Society BHD	274,400	92,844
Malaysian Plantations BHD	545,400	484,154
Matrix International BHD *	258,500	39,283
MBM Resources BHD	5,000	4,691
Measat Global BHD *	7,500	3,667
Mega First Corp. BHD	193,700	75,042
Melewar Industrial Group BHD	127,200	44,110
MISC BHD	110,400	302,131
MK Land Holdings BHD	656,100	122,155
MNRB Holdings BHD	18,000	27,160
MTD ACPI Engineering BHD	88,100	42,267
MTD Infraperdana BHD	250,000	59,058
Mulpha International BHD *	909,800	289,766
Naluri Corp. BHD *	221,000	50,299
New Straits Times Press BHD *	183,500	102,174
Nylex Malaysia BHD	52,000	21,576
Oriental Holdings BHD	304,200	546,047
OSK Holdings BHD	441,300	265,116
Padiberas Nasional BHD	428,300	273,917
Panasonic Manufacturing Malaysia BHD	8,100	27,503
PJ Development Holdings BHD	297,900	62,459
POS Malaysia & Services Holdings BHD *	419,700	263,098
PPB Group BHD	637,800	2,133,746
Protasco BHD	141,500	39,515
Proton Holdings BHD *	338,000	428,539
Ramunia Holdings BHD *	328,294	161,748
Ranhill BHD	382,200	202,697
RB Land Holdings BHD *	60,100	42,783
Sarawak Energy BHD	484,300	315,850
Scomi Group BHD	430,400	141,240
Selangor Dredging BHD	328,000	80,446
Shangri-La Hotels BHD	21,100	16,135
Shell Refining Company Federation
of Malaya BHD	133,200	460,012
SHL Consolidated BHD	185,100	83,400
Sunway City BHD	268,900	246,970
Sunway Holdings, Inc. BHD *	224,800	98,582
Suria Capital Holdings BHD	286,100	237,948
TA Enterprise BHD	895,600	308,872
Talam Corp. BHD *	360,000	24,154
Tan Chong Motor Holdings BHD	444,000	258,705
TDM BHD	150,700	96,840
Tebrau Teguh BHD *	333,800	93,028
TH Group BHD	225,000	53,884
Time.Com BHD *	705,900	120,389
Tradewinds Malaysia BHD	75,400	91,170
Tradewinds Plantation BHD	319,900	388,970
Unisem M BHD	289,600	132,952
United Malacca BHD	38,700	95,974

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Utama Banking Group BHD *	160,080	$117,760
V.S. Industry BHD	130,900	124,754
WTK Holdings BHD	257,500	183,324
YTL Corp. BHD	508,700	1,214,100

		22,371,085
Mexico - 9.58%
Alfa SA de CV	433,200	2,710,028
Cemex SA de CV, SADR *	594,287	16,372,607
Coca-Cola Femsa SA de CV, ADR	19,321	1,013,193
Consorcio ARA SA de CV	86,800	90,285
Controladora Comercial Mexicana SA de CV	431,100	1,106,933
Dine SA de CV *	103,700	101,183
Embotelladoras Arca SA de CV	38,516	151,043
Empresas ICA SA de CV, SADR *	111,556	2,659,495
Empresas ICA Sociedad
Controladora SA de CV *	25,600	152,907
Fomento Economico Mexicano SA de CV,
SADR	245,825	9,833,000
GMD Resorts SAB de CV *	69,300	88,323
Gruma SA de CV, SADR	34,142	396,047
Gruma SA de CV	17,000	49,000
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	5,100	234,447
Grupo Aeroportuario del Sureste SA de CV,
SADR	21,550	1,118,876
Grupo Aeroportuario del Sureste SA de CV	27,200	140,749
Grupo Carso SA de CV	662,500	2,907,330
Grupo Cementos de Chihuahua SA de CV	35,600	200,736
Grupo Continential SA de CV	247,700	612,890
Grupo Financiero Inbursa SA de CV	462,900	1,197,230
Grupo Industrial Maseca SA de CV	2,600	2,403
Grupo Industrial Saltillo SA de CV	100,600	166,258
Grupo Iusacell SA de CV *	6	68
Grupo Kuo SA de CV *	164,700	152,244
Grupo Mexicano de Desarrollo, SAB *	69,300	171,471
Industrias CH SA de CV *	358,600	1,387,859
Organizacion Soriana SA de CV	635,100	1,683,519
Vitro SA de CV, SADR	92,452	475,203

		45,175,327
Philippines - 0.59%
Belle Corp. *	1,800,000	39,854
China Banking Corp.	3,600	55,729
DMCI Holdings, Inc.	734,000	142,752
Empire East Land Holdings, Inc. *	5,890,000	91,525
Filinvest Development Corp.	404,000	35,536
Filinvest Land, Inc. *	11,798,750	301,564
First Philippine Holdings Corp.	281,100	317,896
Metropolitan Bank & Trust Company	571,900	587,294
Petron Corp.	2,325,000	348,172
Philippine National Bank *	43,000	32,959
Rizal Commercial Banking Corp.	311,400	144,999
Security Bank Corp.	113,600	173,528
Union Bank of Philippines	156,800	140,124
Universal Robina Corp.	1,082,100	376,458

		2,788,390

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland - 2.73%
ABG Ster-Projekt SA	30,807	$89,077
Agora SA	46,104	863,675
Alchemia SA *	26,056	121,457
Bank BPH SA	10,346	379,939
Bioton SA *	293,221	129,531
Boryszew SA *	21,709	78,365
Computerland SA	4,128	64,302
Debica SA	8,157	361,504
Echo Investment SA *	276,570	789,174
Fabryka Kotlow Rafako SA *	16,639	57,590
Fabryki Mebli Forte SA	23,417	68,087
Farmacol SA *	11,889	172,690
Firma Chemiczna Dwory SA *	278,184	138,122
Grupa Kety SA	11,048	562,593
Grupa Lotos SA	53,298	771,535
Impexmetal SA	74,550	185,223
Kredyt Bank SA	47,729	425,632
Krosno SA *	24,404	32,244
Netia SA *	146,302	249,842
Opoczno SA *	9,479	162,373
Orbis SA	34,217	839,716
Pekaes SA *	6,381	30,188
Polski Koncern Miesny Duda SA *	12,768	28,471
Polski Koncern Naftowy Orlen SA *	292,336	4,959,126
Prokom Software SA	13,280	704,531
Softbank SA	13,183	393,420
Zaklady Tluszczowe Kruszwica SA	1,270	25,419
Zelmer SA	7,579	190,132

		12,873,958
South Africa - 9.00%
Aeci, Ltd.	91,440	803,963
Afgri, Ltd.	325,008	282,494
African Bank Investments, Ltd.	142,532	561,503
African Rainbow Minerals, Ltd.	77,899	2,010,649
AG Industries, Ltd. *	94,914	23,556
Allied Electronics Corp., Ltd.	14,446	67,839
Amalgamated Appliance Holding Company,
Ltd. *	46,719	10,084
Argent Industrial, Ltd.	55,365	126,958
Astral Foods, Ltd.	5,852	86,431
AVI, Ltd.	193,728	432,945
Capitec Bank Holdings, Ltd.	6,964	34,470
Caxton & CTP Publishers & Printers, Ltd.	152,748	251,260
Ceramic Industries, Ltd.	1,781	21,052
DataTec, Ltd.	130,971	532,781
Dimension Data Holdings, Ltd.	260,585	262,862
Distell Group, Ltd.	6,321	43,306
Enaleni Pharmaceuticals, Ltd. *	172,080	65,017
Freeworld Coatings, Ltd. *	26,940	33,676
Gijima Ast Group, Ltd.	338,993	44,544
Gold Fields, Ltd., SADR	317,258	4,501,891
Gold Reef Resorts, Ltd.	18,411	63,194
Harmony Gold Mining Company, Ltd., SADR *	178,931	2,172,222
Highveld Steel & Vanadium Corp., Ltd.	3,483	66,014
Hulamin, Ltd.	13,561	38,895
Iliad Africa, Ltd. *	18,612	28,420

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Imperial Holdings, Ltd.	91,166	$922,240
JD Group, Ltd.	71,090	383,219
Johnnic Communications, Ltd.	29,319	166,246
Johnnic Holdings, Ltd. *	44,519	76,662
Kap International Holdings, Ltd.	90,584	24,005
Lewis Group, Ltd.	75,357	429,995
Liberty Group, Ltd.	100,815	977,365
Metair Investments, Ltd.	99,170	142,688
Metropolitan Holdings, Ltd.	512,656	932,314
Mittal Steel South Africa, Ltd.	169,731	4,025,100
Mondi, Ltd.	17,191	142,464
Mustek, Ltd.	97,803	58,186
Mvelaphanda Group, Ltd. *	133,929	144,084
Nampak, Ltd. *	282,551	661,528
Nedbank Group, Ltd.	140,866	2,077,733
Nu-World Holdings, Ltd. *	9,429	20,193
Oceana Group, Ltd.	30,290	65,811
Omnia Holdings, Ltd.	25,339	242,452
Peregrine Holdings, Ltd.	37,143	74,817
PSG Group, Ltd.	79,436	209,862
Sanlam, Ltd.	1,983,568	4,713,903
Santam, Ltd.	12,893	149,036
Sappi, Ltd., SADR	74,895	921,208
Sasol, Ltd., SADR	207,411	10,621,517
Steinhoff International Holdings, Ltd. *	474,395	1,089,563
Super Group, Ltd.	196,625	212,277
Tiger Wheels, Ltd. *	14,267	0
Trans Hex Group, Ltd.	57,462	68,141
Trencor, Ltd.	71,437	245,884
Value Group, Ltd. *	267,946	61,706

		42,426,225
South Korea - 11.01%
Aekyung Petrochemical Company, Ltd.	1,450	48,105
Asia Cement Company, Ltd.	1,280	83,284
Asia Paper Manufacturing Company, Ltd.	2,000	22,931
Auk Corp. *	5,400	15,124
Bohae Brewery Company, Ltd.	530	12,794
Boryung Pharmaceutical Company, Ltd.	1,164	59,528
Byucksan Engineering & Construction
Company, Ltd.	6,140	42,744
C. & Woobang Construction Company, Ltd. *	7,230	37,983
Cambridge Members Company, Ltd.	790	15,159
Cheil Industries, Inc.	14,720	660,274
Chokwang Leather Company, Ltd.	2,300	19,480
Chong Kun Dang Pharm Corp.	1,200	23,711
Chosun Refractories Company, Ltd.	270	27,636
CJ Corp. *	2,164	162,062
Crown Confectionery Company, Ltd.	230	24,707
Dae Chang Industrial Company, Ltd.	2,700	22,553
Dae Dong Industrial Company, Ltd.	2,600	54,720
Dae Han Flour Mills Company, Ltd.	500	98,885
Dae Won Kang Up Company, Ltd.	1,800	34,891
Daeduck Electronics Company, Ltd.	15,700	78,764
Daeduck GDS Company, Ltd.	5,010	39,328
Daehan Synthetic Fiber Company, Ltd.	130	19,104
Daekyo Company, Ltd.	2,480	204,411

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Daesang Corp.	7,470	$83,962
Daesung Industrial Company, Ltd.	900	138,539
Daewoo Electronic Components Company,
Ltd. *	4,801	21,452
Daewoo Motor Sales Corp.	9,730	331,967
Daewoong Company, Ltd.	620	27,487
Daishin Securities Company, Ltd.	16,960	440,537
DI Corp.	8,700	20,175
Digital Power Communications Company, Ltd.	14,000	25,885
Dong Ah Tire & Rubber Company, Ltd.	3,100	28,674
Dong Su Industrial Company, Ltd.	3,060	58,236
Dong Wha Pharmaceutical Industrial
Company, Ltd.	1,330	71,015
Dongbang Transport Logistics Company, Ltd.	1,130	33,815
Dongbu Corp.	6,900	140,139
Dongbu Hannong Chemicals Company, Ltd. *	2,060	19,254
Dongbu Securities Company, Ltd.	149	1,538
Dongbu Steel Company, Ltd.	7,360	89,536
Dong-Il Corp.	615	49,774
Dongil Paper Manufacturing Comapny, Ltd.	1,300	16,781
Dongkuk Steel Mill Company, Ltd.	15,700	702,292
Dongwon F & B Company, Ltd.	800	44,357
Dongyang Engineering & Construction Corp.	970	44,345
Dongyang Mechatronics Corp.	8,024	59,036
Duksung Company, Ltd.	5,800	17,232
En Paper Manufacturing Company, Ltd. *	7,900	21,557
F&F Company, Ltd.	5,100	22,690
Fursys, Inc.	1,550	37,634
Gaon Cable Company, Ltd.	1,160	48,559
Global & Yuasa Battery Company, Ltd.	4,200	36,595
H.S. R & A Company, Ltd.	2,200	22,583
Hae In Corp.	4,100	24,466
Halla Engineering & Construction Corp.	2,090	77,272
Hana Financial Group, Inc.	55,800	2,476,013
Handok Pharmaceuticals Company, Ltd.	1,000	19,172
Handsome Company, Ltd.	8,058	92,663
Handsome P&D *	2,142	24,863
Hanil Cement Manufacturing Company, Ltd.	2,150	208,349
Hanil E-Wha Company, Ltd.	6,400	14,797
Hanjin Shipping Company, Ltd.	28,500	1,078,762
Hanjin Transportation Company, Ltd.	3,370	135,508
Hankook Cosmetics Company, Ltd.	6,300	23,532
Hankook Tire Company, Ltd.	51,710	787,117
Hankuk Glass Industries, Inc.	1,820	60,987
Hankuk Paper Manufacturing Company, Ltd.	1,520	58,080
Hanmi Capital Company, Ltd.	3,100	33,552
Hanshin Construction Company, Ltd.	3,010	95,053
Hansol Chemical Company, Ltd.	3,500	30,364
Hansol Paper Company, Inc. *	13,550	159,402
Hanssem Company, Ltd.	6,330	50,208
Hanwha Chem Corp.	25,750	472,086
Hanwha Securities Company, Ltd.	11,080	144,323
Hanwha Timeworld Company, Ltd.	1,700	25,054
Hanyang Securities Company, Ltd.	3,390	68,118
Heung-A Shipping Company, Ltd.	19,140	56,384
Honam Petrochemical Corp.	7,610	740,097
Hotel Shilla Company, Ltd.	11,810	351,797

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Husteel Company, Ltd.	1,100	$18,090
Hwa Shin Company, Ltd. *	14,690	40,204
Hwa Sung Industrial Company, Ltd.	3,530	51,375
Hynix Semiconductor, Inc. *	15,560	400,131
Hyosung Corp.	11,870	779,976
Hyundai Cement Company, Ltd.	2,370	89,848
Hyundai DSF Company, Ltd.	2,800	36,282
Hyundai H & S Company, Ltd.	430	34,762
Hyundai Hysco Company, Ltd.	21,140	200,731
Hyundai Motor Company, Ltd.	86,926	6,095,002
Hyundai Pharmaceutical Industrial Company,
Ltd.	940	44,490
Hyundai Securities Company, Ltd.	44,757	782,380
Hyundai Steel Company	15,320	1,185,285
Il Dong Pharmaceutical Company, Ltd.	710	31,755
Iljin Diamond Company, Ltd.	1,400	19,478
Ilsung Pharmaceutical Company, Ltd.	990	123,035
Inzi Controls Company, Ltd.	6,490	32,305
Isu Chemical Company, Ltd.	1,800	21,976
Jahwa Electronics Company, Ltd.	5,200	33,500
Jeil Mutual Savings Bank	1,850	13,430
Jeonbuk Bank, Ltd.	9,880	84,199
Joongang Construction Company, Ltd. *	2,700	40,339
KCC Corp.	2,250	1,326,534
KCTC	1,100	30,189
Keangnam Enterprises, Ltd.	3,358	132,483
Keyang Electric Machinery Company, Ltd.	18,120	48,791
KG Chemical Corp. *	5,600	71,786
Kia Motors Corp. *	100,940	1,032,231
Kirin Company, Ltd. *	1,540	1,451
Kiswire, Ltd.	3,020	138,578
Kolon Engineering &
Construction Company, Ltd.	3,130	40,097
Kolon Industries, Inc. *	3,960	104,515
Korea Airport Service Company, Ltd.	1,020	60,240
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	35,385
Korea Circuit Company, Ltd. *	5,500	23,043
Korea Development Corp.	2,330	42,733
Korea Electric Terminal Company, Ltd.	2,340	52,224
Korea Exchange Bank	50,130	701,012
Korea Flange Company, Ltd.	1,830	27,107
Korea Iron & Steel Company, Ltd.	3,370	273,075
Korea Kumho Petrochemical Company, Ltd.	4,400	241,460
Korea Mutual Savings Bank	870	23,671
Korea Polyol Company, Ltd.	1,522	87,752
Korea Zinc Company, Ltd.	281	42,428
Korean Air Lines Company, Ltd.	18,990	1,434,777
Korean Petrochemical Industrial Company,
Ltd.	2,450	119,323
KP Chemical Corp. *	27,830	274,479
KT Freetel Company, Ltd. *	51,100	1,332,716
KTB Network Corp. *	11,890	123,377
Kukdo Chemical Company, Ltd.	1,520	39,744
Kumho Investment Bank	5,750	73,615
Kumho Tire Company, Inc.	20,800	244,615
Kumkang Industrial Company, Ltd.	1,400	18,190
Kwang Dong Pharmaceutical Company, Ltd.	12,810	54,424

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Kyeryong Construction
Industrial Company, Ltd.	2,550	$107,887
Lee Ku Industrial Company, Ltd.	8,740	16,548
LG Chem, Ltd.	13,400	1,119,981
LG Corp.	1,968	136,878
LG Dacom Corp.	20,670	345,815
LG Electronics, Inc.	23,936	2,577,989
LG International Corp.	9,400	167,626
Lotte Chilsung Beverage Company, Ltd.	310	333,220
Lotte Confectionery Company, Ltd.	400	586,976
Lotte Samkang Company, Ltd.	350	80,905
LS Cable, Ltd.	6,135	579,852
Manho Rope & Wire, Ltd.	1,400	21,700
Meritz Investment Bank *	31,690	53,489
Meritz Securities Company, Ltd.	10,328	92,551
Moorim Paper Company, Ltd.	4,880	45,533
Namyang Dairy Products Company, Ltd.	200	162,182
NH Investment & Securities Company, Ltd.	3,560	38,530
Nong Shim Company, Ltd.	730	148,424
Nong Shim Holdings Company, Ltd.	1,340	112,025
Ottogi Corp.	706	94,354
Pang Rim Company, Ltd.	950	23,340
PaperCorea, Inc.	2,900	25,526
Pohang Coated Steel Company, Ltd.	1,600	38,312
Poonglim Industrial Company, Ltd.	5,520	50,392
Poongsan Corp.	8,220	168,348
Pulmuone Company, Ltd.	1,110	54,093
Pumyang Construction Company, Ltd.	1,610	27,238
Pusan Bank	48,000	635,188
Pusan City Gas Company, Ltd.	3,700	97,338
S&T Dynamics Company, Ltd.	10,410	90,648
Saehan Industries, Inc. *	17,230	110,485
Saehan Media Company, Ltd. *	6,266	26,705
Sam Kwang Glass Industrial Company, Ltd.	800	31,647
Sam Lip General Foods Company, Ltd.	3,850	40,375
Sam Young Electronics Company, Ltd.	5,610	71,554
Sambu Construction Company, Ltd.	2,400	145,338
Samick Musical Instruments Company, Ltd. *	8,830	7,666
Samick THK Company, Ltd.	11,120	33,932
Samjin Pharmaceutical Company, Ltd.	1,061	59,861
Samsung Corp.	34,785	2,122,040
Samsung Electro-Mechanics Company, Ltd.	18,100	834,194
Samsung Fine Chemicals Company, Ltd.	7,550	450,915
Samsung SDI Company, Ltd. *	18,020	1,256,379
Samwhan Corp.	3,850	87,477
Samyang Corp.	2,101	106,723
Samyang Genex Company, Ltd.	800	53,671
Samyang Tongsang Company, Ltd.	690	29,318
Samyung Trading Company, Ltd. *	4,500	26,308
Savezone I & C Corp.	16,880	52,064
Seah Besteel Corp.	5,550	93,566
SeAH Holdings Corp.	1,020	103,343
Sebang Company, Ltd.	5,070	68,974
Sejong Industrial Company, Ltd.	7,830	46,989
Sempio Foods Company, Ltd.	940	20,534
Sgwicus Corp. *	4,800	15,810

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
SH Chemical Company, Ltd. *	2,700	$24,255
Shin Poong Pharmaceutical Company, Ltd.	1,880	43,542
Shinhan Engineering & Construction
Company, Ltd. *	3,177	60,040
Shinhan Financial Group Company, Ltd.,
SADR *	33,500	3,555,690
Shinheung Securities Company, Ltd.	3,650	114,618
Shinsegae Engineering & Construction
Company, Ltd.	1,110	33,768
Shinsung ENG Company, Ltd.	12,890	63,150
Shinyoung Securities Company, Ltd.	3,180	202,350
Silla Company, Ltd.	3,180	45,294
Sindo Ricoh Company, Ltd.	2,940	178,770
SJM Company, Ltd.	8,130	46,808
SK Corp.	2,024	359,705
SK Gas Company, Ltd.	2,662	213,462
SKC Company, Ltd.	8,390	207,145
SL Corp.	5,830	47,743
Ssangyong Cement Industrial Company, Ltd. *	21,560	298,531
Ssangyong Motor Company, Ltd. *	27,890	148,688
Suheung Capsule Company, Ltd.	2,900	18,675
Sung Bo Chemicals Company, Ltd.	410	17,464
Sung Chang Enterprise Company, Ltd.	1,680	42,306
Sungjee Construction Company, Ltd.	2,210	72,068
Sungshin Cement Company, Ltd. *	5,760	74,337
Sungwon Corp.	4,230	63,102
Sunjin Company, Ltd.	1,010	28,853
Tae Kyung Industrial Company, Ltd.	14,930	59,516
Taegu Department Store Company, Ltd.	2,740	45,156
Taekwang Industrial Company, Ltd.	120	128,567
Taeyoung Engineering & Construction, Ltd.	4,630	50,400
Taihan Electric Wire Company, Ltd.	4,000	194,896
Telcoware Company, Ltd.	4,000	33,074
Trybrands, Inc. *	8,760	40,586
TS Corp.	1,100	74,519
Unid Company, Ltd.	2,000	82,505
Union Steel Company, Ltd. *	3,060	74,254
Wiscom Company, Ltd.	3,680	16,118
Woongjin Holdings Company, Ltd.	2,870	69,512
Woori Investment & Securities Company, Ltd.	26,930	610,913
Yesco Company, Ltd.	1,480	61,249
Yoosung Enterprise Company, Ltd.	9,880	40,359
Youlchon Chemical Company, Ltd.	9,090	73,802
Young Poong Corp.	112	52,232
Youngone Corp.	11,950	119,019
Yuhwa Securities Company, Ltd.	1,000	21,429

		51,919,687
Taiwan - 10.55%
Acbel Polytech, Inc. *	227,000	91,079
Achem Technology Corp.	103,000	53,936
AGV Products Corp. *	199,000	81,097
Allis Electric Company, Ltd.	135,000	40,625
Ambassador Hotel Company, Ltd.	117,000	172,436
Arima Computer Corp. *	490,000	87,021
Arima Optoelectronics Corp.	40,134	32,596
Asia Polymer Corp.	106,000	85,926

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Avision, Inc.	77,376	$46,337
Bank of Kaohsiung, Ltd.	197,000	97,343
Behavior Technology Computer Corp. *	48,800	25,335
BenQ Corp. *	426,400	397,371
BES Engineering Corp. *	802,200	239,169
Carnival Industrial Corp. *	198,000	53,673
Cathay Chemical Works, Inc.	73,000	31,908
Cathay Real Estate Development
Company, Ltd.	596,000	394,567
Central Reinsurance Company, Ltd.	256,700	141,874
Chang Hwa Commercial Bank, Ltd.	2,733,000	1,707,509
Charoen Pokphand Enterprise Company, Ltd.	122,000	66,459
Cheng Loong Corp.	539,000	216,842
Chenming Mold Industrial Corp.	88,008	29,417
Chi Investments, Ltd. *	6,513	0
Chia Hsin Cement Corp. *	285,000	221,846
Chien Shing Stainless Steel Company, Ltd. *	181,000	56,989
China Airlines, Ltd.	892,874	481,400
China Chemical & Pharmaceutical Company,
Ltd.	129,000	78,590
China Development Financial Holdings Corp.	6,209,870	2,542,826
China Electric Manufacturing Corp.	170,000	82,028
China General Plastics Corp. *	215,000	69,405
China Glaze Company, Ltd.	107,590	41,775
China Manmade Fibers Corp. *	595,000	203,718
China Motor Company, Ltd.	382,905	286,654
China Petrochemical Development Corp. *	1,054,000	503,270
China Steel Structure Company, Ltd.	32,000	19,668
China Wire & Cable Company, Ltd. *	120,000	30,432
Ching Feng Home Fashions Company, Ltd.	105,000	82,253
Chin-Poon Industrial Company, Ltd.	145,000	120,933
Chun Yu Works & Company, Ltd.	88,000	27,868
Chun Yuan Steel Industrial Company, Ltd.	235,425	100,579
Chung Hwa Pulp Corp.	206,000	139,263
Chunghwa Picture Tubes, Ltd. *	4,029,000	1,348,355
CMC Magnetics Corp. *	1,919,000	619,878
Collins Company, Ltd.	222,000	84,953
Compeq Manufactuing Company, Ltd.	610,000	194,646
Continental Engineering Corp.	353,000	240,108
Cosmos Bank Taiwan *	536,200	52,553
Da-Cin Construction Company, Ltd.	77,000	35,996
Delpha Construction Company, Ltd. *	174,000	44,913
E.Sun Financial Holding Company, Ltd. *	2,016,000	1,159,013
Eastern Media International Corp.	519,000	159,203
Edom Technology Company, Ltd.	64,000	34,450
Elitegroup Computer Systems Company, Ltd. *	530,000	196,099
Enlight Corp.	164,799	46,500
EVA Airways Corp. *	884,000	485,191
Everest Textile Company, Ltd.	140,000	34,150
Evergreen International Storage & Transport
Corp.	453,000	305,316
Evergreen Marine Corp.	725,000	592,538
Everlight Chemical Industrial Corp.	38,000	20,979
Everspring Industry Company, Ltd. *	61,000	16,083
Evertop Wire Cable Corp.	93,596	25,815
Excel Cell Electronic Company, Ltd.	29,000	14,362
Far Eastern International Bank *	938,000	315,737

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Federal Corp.	225,630	$154,297
First Copper Technology Company, Ltd.	108,000	45,278
First Insurance Company, Ltd.	49,000	23,821
Formosa Taffeta Company, Ltd.	553,000	549,371
Formosan Rubber Group, Inc.	78,000	54,416
Fwusow Industry Company, Ltd.	100,000	44,153
Gigabyte Technology Company, Ltd.	389,000	242,745
Gigastorage Corp. *	146,000	36,364
Goldsun Development & Construction
Company, Ltd.	673,620	421,811
Gordon Auto Body Parts Company, Ltd.	49,440	18,527
Grand Pacific Petrochemical Corp. *	285,000	105,373
Grape King, Inc.	108,000	73,542
Great China Metal Industry Company, Ltd.	137,000	64,655
Hey Song Corp.	218,000	123,059
Hitron Technology, Inc. *	103,000	32,453
Ho Tung Chemical Corp. *	312,000	95,533
Hocheng Group Corp. *	130,000	46,162
Hold-Key Electric Wire & Cable Company, Ltd. *	132,000	45,157
Hsing TA Cement Company, Ltd.	59,000	21,742
Hua Eng Wire & Cable Company, Ltd.	326,000	124,821
Hua Nan Financial Holdings Company, Ltd.	260,000	205,360
Hung Ching Development Company, Ltd.	114,000	59,327
Hung Sheng Construction Company, Ltd.	225,000	189,429
Hwa Fong Rubber Company, Ltd. *	78,000	22,089
Ichia Technologies, Inc.	74,000	53,319
International Semiconductor Technology, Ltd.	71,000	28,478
Jui Li Enterprise Company, Ltd.	65,000	23,963
Kang Na Hsiung Enterprise Company, Ltd.	79,000	41,893
Kao Hsing Chang Iron & Steel Corp. *	130,000	37,458
Kindom Construction Company, Ltd.	192,000	103,262
King Yuan Electronics Company, Ltd.	547,491	271,878
King's Town Bank *	477,000	143,356
Kinpo Electronics, Inc.	725,220	240,680
Kwong Fong Industries Corp. *	223,000	71,424
Lan Fa Textile Company, Ltd.	165,640	61,881
Lead Data, Inc. *	205,000	49,642
Lealea Enterprise Company, Ltd. *	310,000	97,527
Lelon Electronics Corp.	92,000	34,022
Leofoo Development Company, Ltd. *	179,000	129,809
Li Peng Enterprise Company, Ltd. *	281,600	90,241
Lien Hwa Industrial Corp.	307,838	227,196
Lingsen Precision Industries, Ltd.	146,178	56,076
Long Chen Paper Company, Ltd.	217,498	86,059
Lucky Cement Corp.	128,000	44,019
Macronix International Company, Ltd., SADR	8,472	38,763
Macronix International Company, Ltd.	1,892,692	837,041
Mega Financial Holding Company, Ltd.	6,070,000	4,334,392
Mercuries & Associates, Ltd.	194,000	135,058
Micro-Star International Company, Ltd.	534,126	424,825
Namchow Chemical Industrial Company, Ltd. *	100,000	31,628
Nanya Technology Corp.	1,155,057	664,872
Nien Hsing Textile Company, Ltd.	254,000	163,636
Optimax Technology Corp. *	319,000	94,857
Pacific Construction Company, Ltd. *	267,000	29,486
Prodisc Technology, Inc. *	540,000	88,775

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Quintain Steel Company, Ltd. *	169,000	$43,271
Ralec Electronic Corp. *	39,000	46,974
Rexon Industrial Corp., Ltd. *	153,000	42,698
Ritek Corp. *	1,545,000	368,946
Sampo Corp. *	300,000	64,332
Sanyang Industrial Company, Ltd.	270,000	185,900
Sanyo Electric Taiwan Company, Ltd.	28,000	37,027
Sesoda Corp.	69,750	53,797
Sheng Yu Steel Company, Ltd.	103,000	104,726
Shinkong Insurance Company, Ltd.	106,560	61,756
Shinkong Spinning Company, Ltd.	33,000	34,065
Shinkong Synthetic Fibers Corp. *	709,000	271,688
Shuttle, Inc. *	122,000	51,271
Silicon Integrated Systems Corp.	639,000	217,461
Sinon Corp.	164,000	62,446
SinoPac Holdings Company, Ltd.	3,966,000	1,715,843
Sintek Photronic Corp. *	329,000	94,134
Siward Crystal Technology Company, Ltd.	62,192	37,614
Southeast Cement Company, Ltd.	147,000	66,518
Standard Foods Corp.	98,000	53,637
Stark Technology, Inc.	95,000	47,773
T JOIN Transportation Company, Ltd. *	175,000	93,483
Ta Chong Bank, Ltd. *	1,009,000	298,237
Ta Ya Electric Wire & Cable Company, Ltd.	241,970	76,921
Tah Hsin Industrial Company, Ltd.	73,000	60,979
Taichung Commercial Bank *	734,000	327,154
Tainan Spinning Company, Ltd.	693,000	392,887
Taishin Financial Holdings Company, Ltd. *	2,815,000	1,309,725
Taisun Enterprise Company, Ltd. *	220,000	78,279
Taita Chemical Company, Ltd. *	93,000	31,853
Taiwan Acceptance Corp.	46,000	31,387
Taiwan Business Bank *	1,731,000	554,795
Taiwan Cooperative Bank	1,552,500	1,287,771
Taiwan Fire & Marine Insurance Company, Ltd.	77,000	67,726
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	47,406
Taiwan Glass Industrial Corp.	480,048	559,163
Taiwan Kai Yih Industrial Company, Ltd.	119,180	56,222
Taiwan Kolin Company, Ltd. *	350,000	144,539
Taiwan Mask Corp.	94,000	52,409
Taiwan Pulp & Paper Corp. *	179,000	69,064
Taiwan Sakura Corp. *	87,000	34,218
Taiwan Styrene Monomer Corp.	250,640	111,747
Taiwan Tea Corp. *	374,000	345,994
Taiyen Biotech Company, Ltd.	131,000	113,624
Tatung Company, Ltd. *	1,401,000	820,804
Teapo Electronic Corp. *	205,000	38,659
Teco Electric & Machinery Company, Ltd.	1,123,000	632,234
Tecom Company, Ltd.	108,000	58,445
Tex-Ray Industrial Company, Ltd.	90,000	37,754
Ton Yi Industrial Corp.	597,000	270,451
Twinhead International Corp. *	224,000	30,857
Tycoons Group Enterprise Company, Ltd. *	238,000	55,342
Tze Shin International Company, Ltd.	92,220	58,872
Union Bank of Taiwan *	764,000	169,863
Unitech Electronics Company, Ltd.	101,299	43,002
United Microelectronics Corp.	8,733,403	5,183,825

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Universal Cement Corp. *	248,600	$121,892
UPC Technology Corp.	327,539	196,867
USI Corp.	328,000	201,632
U-Tech Media Corp. *	180,000	53,030
Walsin Lihwa Corp.	1,885,000	903,337
Walsin Technology Corp.	265,000	186,792
Waterland Financial Holding Company	1,037,340	396,430
Wei Chih Steel Industrial Company, Ltd. *	110,000	32,360
Winbond Electronics Corp.	2,245,000	615,209
Wintek Corp.	313,000	305,559
WUS Printed Circuit Company, Ltd. *	254,000	62,776
Yageo Corp.	1,615,000	491,168
Yang Ming Marine Transport Corp.	852,758	562,453
Yi Jinn Industrial Company, Ltd. *	314,000	49,662
Yieh Phui Enterprise Company, Ltd.	664,350	303,230
Yosun Industrial Corp.	147,216	106,891
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	832,070	350,376
Yulon Motor Company, Ltd.	506,429	684,315
Yungtay Engineering Company, Ltd.	176,000	140,217
Zig Sheng Industrial Company, Ltd.	192,402	49,569

		49,765,189
Thailand - 3.45%
Aapico Hitech PCL	192,300	73,315
Adkinson Securities PCL *	2,243,400	53,457
Bangkok Bank PCL, NVDR	1,142,800	4,665,991
Bangkok Expressway PCL	300,700	209,224
Bangkok Insurance PCL	2,500	22,081
Bangkok Land PCL *	6,465,300	149,950
Bank of Ayudhya PCL, NVDR	720,000	556,494
Cal-Comp Electronics Thailand PCL	1,014,300	193,353
CH. Karnchang PCL *	318,100	81,357
Charoen Pokphand Foods PCL	2,954,000	433,597
CS Loxinfo PCL	213,700	26,479
Delta Electronics Thailand PCL	321,600	237,049
Eastern Water Resources Development &
Management PCL	140,000	19,838
Hana Microelectronics PCL	190,000	114,694
Hemaraj Land & Development PCL	5,223,400	187,528
Jasmine International PCL	3,860,700	31,891
KGI Securities Thailand PCL	1,922,600	150,265
Kiatnakin Finance PCL	282,500	264,774
Krung Thai Bank PCL	4,491,100	1,526,760
Krungthai Card PCL	126,000	90,872
Loxley PCL	988,200	77,235
MBK PCL	57,800	131,301
Nakornthai Strip Mill PCL *	7,100,000	58,650
National Finance PCL	793,700	388,339
Padaeng Industry PCL	20,000	21,957
Polyplex PCL	190,000	41,048
Power Line Engineering PCL	246,200	41,066
Pranda Jewelry PCL	214,300	61,277
Precious Shipping PCL	120,000	106,751
PTT Chemical PCL	584,500	2,191,295
Quality House PCL	3,882,100	296,014
Regional Container Lines PCL	209,100	169,406

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Robinson Department Store PCL	197,300	$70,207
Saha-Union PCL	134,800	80,944
Sahaviriya Steel Industries PCL	6,536,000	188,968
Samart Corp. PCL	214,900	50,183
Sansiri PCL	1,102,100	129,556
SC Asset Corp. PCL	168,200	83,900
Seamico Securities PCL	421,400	45,521
Shin Satellite PCL *	544,900	178,315
Siam Commercial Bank PCL	368,200	1,023,590
Siam Industrial Credit PCL	402,200	53,414
Sino Thai Engineering & Construction PCL *	512,900	94,514
Supalai PCL	985,400	112,080
Tata Steel Thailand PCL	2,220,800	159,460
Thai Plastic & Chemical PCL	292,800	195,355
Thai Union Frozen Products PCL	341,400	221,273
Tipco Asphalt PCL	103,300	78,111
Tisco Bank PCL, NVDR	203,100	189,531
TMB Bank PCL *	7,318,998	306,945
TPI Polene PCL	921,000	213,608
Vanachai Group PCL	672,000	78,569
Vinythai PCL	100,000	23,193

		16,250,545
Turkey - 2.79%
Adana Cimento Sanayii TAS	136,519	71,093
Akenerji Elektrik Uretim AS *	17,570	151,223
Aksa Akrilik Kimya Sanayii AS	43,831	67,641
Aksigorta AS	116,242	577,066
Alarko Holding AS	60,553	141,130
Anadolu Cam Sanayii AS	60,758	148,203
Anadolu Isuzu Otomotiv Sanayi AS	7,282	53,879
Anadolu Sigorta AS	147,500	190,189
Arcelik AS	17,676	99,540
Ayen Enerji AS *	20,072	42,274
Aygaz AS	91,482	318,469
BatiSoke AS	17,732	36,002
Bolu Cimento Sanayii AS	83,405	122,236
Borusan Mannesmann Boru Sanayi AS	13,810	98,501
Bossa Ticaret ve Sanayi Isletmeleri TAS	35,235	40,120
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	831	45,291
Cemtas Celik Makina Sanayi ve Ticaret AS *	56,218	73,118
Cimsa Cimento Sanayi ve Ticaret AS	47,945	278,591
Deva Holding AS *	9,443	117,213
Dogan Sirketler Grubu Holdings AS *	657,822	827,677
Dogus Otomotiv Servis ve Ticaret AS	47,528	264,677
Eczacibasi Ilac Sanayi AS *	55,531	205,213
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	20,408	48,483
EGE Seramik Sanayi ve Ticaret AS *	26,340	38,290
Eregli Demir ve Celik Fabrikalari TAS	391,516	2,752,968
Gentas Genel Metal Sanayi ve Ticaret AS *	46,226	43,835
Global Yatirim Holding AS *	146,381	139,744
Goldas Kuyumculuk Sanayi AS *	54,847	125,828
Goodyear Lastikleri TAS *	3,921	42,014
GSD Holding AS *	221,249	178,906
Gunes Sigorta AS *	31,526	41,864

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Hektas Ticaret TAS	57,406	$58,120
Ihlas Holding AS *	55,660	45,210
Izmir Demir Celik Sanayi AS *	27,749	52,751
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	106,346	134,174
Kartonsan Karton Sanayi ve Ticaret AS *	638	28,450
KOC Holdings AS *	60,469	227,735
Konya Cimento Sanayii AS	977	36,707
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	27,311	59,273
Mardin Cimento Sanayii ve Ticaret AS	8,752	44,621
Marmaris Marti Otel Isletmeleri AS *	71,538	52,674
Menderes Tekstil Sanayi ve Ticaret AS *	126,374	44,864
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	47,598
Net Turizm Ticaret ve Sanayi AS *	98,336	70,613
Nortel Networks Netas Telekomunikasyon AS	2,177	32,981
Parsan Makina Parcalari Sanayii AS *	24,048	42,302
Pinar Entegre Et ve Un Sanayi AS	36,324	105,122
Pinar Sut Mamulleri Sanayii AS	15,498	77,162
Sanko Pazarlama Ithalat Ihracat AS *	20,076	45,628
Sarkuysan Elektrolitik Bakir AS	37,152	81,595
Tekstil Bankasi AS *	100,695	106,123
Trakya Cam Sanayi AS	159,274	309,767
Turk Demir Dokum Fabrikalari AS *	8,735	67,018
Turk Sise ve Cam Fabrikalari AS	416,279	640,394
Turkiye Is Bankasi AS	632,747	2,902,255
Ulker Gida Sanayi ve Ticaret AS	50,686	157,200
Usas Ucak Servisi AS	18,304	24,123
Vestel Elektronik Sanayi ve Tracaret AS *	72,630	119,934
Zorlu Enerji Elektrik Uretim AS *	37,761	137,710

		13,133,382

TOTAL COMMON STOCKS (Cost $431,001,950)		$440,553,451

PREFERRED STOCKS - 6.28%

Brazil - 6.28%
ArcelorMittal Inox Brasil SA	3,700	210,610
Bardella SA Industrias Mecanicas *	916	107,249
Centrais Eletricas de Santa Catarina SA,
Series B	19,900	485,291
Companhia de Tecidos Norte de Minas SA	10,000	56,472
Fabrica de Produtos Alimenticios Vigor SA *	70,000	120,040
Klabin SA	473,000	1,599,882
Marcopolo SA	102,100	424,436
Metalurgica Gerdau SA	168,300	7,414,316
Petroquimica Uniao SA	13,000	112,619
Suzano Papel e Celulose SA	137,900	2,156,853
Suzano Petroquimica SA	104,013	632,898
Telemar Norte Leste SA, Series A	100,000	5,381,113
Uniao de Industrias Petroquimicas SA, Series
B	354,100	339,212
Usinas Siderurgicas de Minas Gerais SA,
Series A	182,100	10,552,776

		29,593,767

TOTAL PREFERRED STOCKS (Cost $18,737,880)		$29,593,767

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.01%

Hong Kong - 0.00%
HKC Holdings, Ltd.
(Expiration Date 11/30/2009, Strike
Price HKD 2.05) *	20,000	$925

India - 0.00%
Cholamandalam DBS Finance, Ltd. *	2,063	3,338

Malaysia - 0.01%
Bandar Raya Developments BHD
(Expiration Date 09/26/2012, Strike
Price MYR 1.10) *	109,305	30,111

TOTAL WARRANTS (Cost $3,171)		$34,374

RIGHTS - 0.03%

Hong Kong - 0.00%
Wing Fat Printing Company, Ltd. (Expiration
Date: 03/17/2008, Strike Price: HKD 4.65) *	1,170	0

India - 0.02%
Indian Hotels Company, Ltd. (Expiration Date
04/15/2008, Strike Price INR 70.00) *	88,277	99,937

Malaysia - 0.00%
Matrix International BHD (Expiration Date
03/13/2008, Strike Price MYR 1.00) *	64,625	0

Poland - 0.00%
Krosno SA (Expiration Date 12/31/2008,
Strike Price PLN 0.5) *	24,404	13,496

South Korea - 0.01%
Hanwha Securities Company, Ltd. (Expiration
Date 03/14/2008, Strike Price KRW
7,280.00) *	5,760	29,443

TOTAL RIGHTS (Cost $0)		$142,876

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$779,153 on 03/03/2008,
collateralized by $685,000 Federal
National Mortgage Association,
6.25% due 05/15/20129 (valued at
$12,368, including interest)	$779,000	$779,000

TOTAL REPURCHASE AGREEMENTS
(Cost $779,000)		$779,000

Total Investments (Emerging Markets Value Fund)
(Cost $450,522,001) - 99.90%		$471,103,468
Other Assets in Excess of Liabilities - 0.10%		462,690

TOTAL NET ASSETS - 100.00%		$471,566,158

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Banking	10.78%
Steel	6.18%
Automobiles	5.72%
Food & Beverages	5.51%
International Oil	5.24%

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.34%

Advertising - 1.11%
inVentiv Health, Inc. *	21,770	$692,286

Aerospace - 2.46%
BE Aerospace, Inc. *	22,100	758,030
Triumph Group, Inc. (a)	13,630	771,322

		1,529,352
Air Travel - 0.91%
Allegiant Travel Company *	20,845	567,192

Apparel & Textiles - 5.51%
Crocs, Inc. * (a)	30,410	739,571
G & K Services, Class A	12,065	461,607
Iconix Brand Group, Inc. *	23,954	497,764
Lululemon Athletica, Inc. * (a)	9,485	255,147
Movado Group, Inc.	19,081	367,500
The Gymboree Corp. *	10,055	398,078
The Warnaco Group, Inc. *	18,915	710,447

		3,430,114
Auto Parts - 1.27%
LKQ Corp. *	37,135	788,747

Auto Services - 0.42%
Sixt AG	6,450	258,630

Banking - 3.31%
East West Bancorp, Inc.	20,940	393,881
Prosperity Bancshares, Inc.	17,500	462,000
Signature Bank *	14,545	385,443
United Community Banks, Inc. (a)	25,625	364,900
Virginia Commerce Bancorp, Inc. * (a)	45,124	454,850

		2,061,074
Biotechnology - 3.83%
Applera Corp. - Celera Genomics Group *	43,830	607,484
Illumina, Inc. * (a)	15,054	1,090,060
Immucor, Inc. *	22,990	685,102

		2,382,646
Broadcasting - 1.10%
Sinclair Broadcast Group, Inc., Class A (a)	74,230	685,143

Building Materials & Construction - 0.45%
Carillion PLC	38,090	281,316

Business Services - 3.76%
FactSet Research Systems, Inc.	4,600	242,144
Kendle International, Inc. *	12,065	540,632
Kenexa Corp. *	9,884	200,250
Stanley, Inc. *	15,975	442,348
Watson Wyatt Worldwide, Inc., Class A	17,320	918,826

		2,344,200
Cable & Television - 1.97%
Central European Media Enterprises, Ltd.,
Class A *	7,548	693,812
Time Warner Telecom, Inc., Class A *	33,312	530,993

		1,224,805
Chemicals - 0.59%
Zoltek Companies, Inc. * (a)	16,030	366,766

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Commercial Services - 1.94%
HMS Holdings Corp. *	22,805	$623,945
Live Nation, Inc. *	49,064	582,390

		1,206,335
Computers & Business Equipment - 2.61%
Blue Coat Systems, Inc. *	9,180	215,546
Internap Network Services Corp. * (a)	20,308	142,156
MICROS Systems, Inc. *	29,645	949,826
Synaptics, Inc. *	11,815	316,524

		1,624,052
Correctional Facilities - 0.98%
The Geo Group, Inc. *	22,885	610,801

Cosmetics & Toiletries - 1.67%
Bare Escentuals, Inc. * (a)	15,580	426,580
Chattem, Inc. * (a)	7,910	616,189

		1,042,769
Crude Petroleum & Natural Gas - 5.55%
Arena Resources, Inc. *	24,235	981,033
Carrizo Oil & Gas, Inc. *	18,395	1,062,311
Concho Resources, Inc. *	38,305	892,507
Dana Petroleum PLC *	10,240	269,554
JKX Oil & Gas PLC	27,660	252,272

		3,457,677
Drugs & Health Care - 1.12%
Luminex Corp. * (a)	39,985	696,139

Educational Services - 0.76%
Capella Education Company *	8,960	472,282

Electrical Equipment - 0.81%
Baldor Electric Company	17,658	506,255

Electronics - 0.47%
DRS Technologies, Inc.	5,270	295,594

Financial Services - 5.51%
Affiliated Managers Group, Inc. * (a)	14,290	1,376,841
GfiGroup, Inc. *	9,249	708,011
Intermediate Capital Group PLC	10,620	314,249
optionsXpress Holdings, Inc.	21,260	492,381
Stifel Financial Corp. * (a)	12,425	541,606

		3,433,088
Food & Beverages - 1.80%
Hansen Natural Corp. *	19,170	795,555
Sligro Food Group NV	8,850	324,572

		1,120,127
Healthcare Products - 5.87%
Conceptus, Inc. * (a)	27,430	467,956
Herbalife, Ltd.	10,765	450,300
Hologic, Inc. *	6,100	367,891
Inverness Medical Innovations, Inc. *	16,655	485,493
LifeCell Corp. *	10,465	422,263
PSS World Medical, Inc. *	31,540	551,950
Volcano Corp. *	25,213	309,111
Wright Medical Group, Inc. *	22,854	601,517

		3,656,481

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services - 3.53%
Amedisys, Inc. *	11,465	$490,473
ICON PLC, SADR *	8,891	587,695
Psychiatric Solutions, Inc. *	20,740	586,735
Sun Healthcare Group, Inc. *	36,415	536,757

		2,201,660
Industrials - 0.96%
Clean Harbors, Inc. *	9,690	596,129

Insurance - 1.92%
Castlepoint Holdings, Ltd.	44,540	562,540
Tower Group, Inc.	22,353	635,049

		1,197,589
International Oil - 0.37%
ATP Oil & Gas Corp. *	6,471	228,103

Internet Software - 0.85%
DealerTrack Holdings, Inc. *	25,930	530,787

Leisure Time - 1.54%
Life Time Fitness, Inc. * (a)	15,259	443,426
WMS Industries, Inc. *	13,510	512,975

		956,401
Liquor - 2.39%
Central European Distribution Corp. *	25,626	1,490,921

Manufacturing - 0.63%
Barnes Group, Inc.	17,396	395,585

Metal & Metal Products - 0.67%
Horsehead Holding Corp. *	26,750	419,975

Petroleum Services - 3.87%
Core Laboratories N.V. *	7,825	951,520
GulfMark Offshore, Inc. *	14,410	730,011
Superior Energy Services, Inc. *	17,910	728,758

		2,410,289
Pharmaceuticals - 2.22%
American Oriental Bioengineering, Inc. *	64,531	644,019
Eurand NV *	26,122	346,378
United Therapeutics Corp. *	4,670	393,074

		1,383,471
Real Estate - 3.77%
BioMed Realty Trust, Inc., REIT	27,400	600,608
Capstead Mortage Corp., REIT	27,245	469,159
Gafisa S.A., SADR * (a)	17,950	703,101
Sunstone Hotel Investors, Inc., REIT	36,710	574,879

		2,347,747
Retail Trade - 1.56%
First Cash Financial Services, Inc. *	14,700	137,445
Longs Drug Stores Corp.	10,960	526,409
NexCen Brands, Inc. *	34,095	134,334
The Men's Wearhouse, Inc.	7,474	172,201

		970,389
Semiconductors - 4.23%
Emulex Corp. *	28,305	421,178
FormFactor, Inc. *	17,300	310,189
Monolithic Power Systems, Inc. *	21,105	351,187

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Varian Semiconductor Equipment
Associates, Inc. * (a)	24,170	$816,463
Verigy, Ltd. *	36,685	737,369

		2,636,386
Software - 4.30%
Nuance Communications, Inc. *	32,790	539,395
Omniture, Inc. * (a)	17,652	405,643
Solera Holdings, Inc. *	34,120	809,668
Synchronoss Technologies, Inc. * (a)	13,815	222,145
Taleo Corp. *	14,985	285,614
Ultimate Software Group, Inc. *	15,285	416,669

		2,679,134
Telecommunications Equipment &
Services - 3.23%
Comtech Telecommunications Corp. *	12,815	555,915
NTELOS Holdings Corp.	39,675	846,268
PAETEC Holding Corp. *	79,020	610,034

		2,012,217
Telephone - 0.70%
Centennial Communications Corp., Class A *	82,970	437,252

Trucking & Freight - 0.82%
Old Dominion Freight Lines, Inc. *	18,769	511,455

TOTAL COMMON STOCKS (Cost $59,378,397)		$58,139,361

SHORT TERM INVESTMENTS - 14.93%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$9,297,187	$9,297,187

TOTAL SHORT TERM INVESTMENTS
(Cost $9,297,187)		$9,297,187

REPURCHASE AGREEMENTS - 5.28%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$3,291,644 on 03/03/2008,
collateralized by $3,415,000
Federal National Mortgage
Association, 5.10% due
02/07/2028 (valued at $3,359,506,
including interest)	$3,291,000	$3,291,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,291,000)		$3,291,000

Total Investments (Emerging Small Company Fund)
(Cost $71,966,584) - 113.55%		$70,727,548
Liabilities in Excess of Other Assets - (13.55)%		(8,439,923)

TOTAL NET ASSETS - 100.00%		$62,287,625

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.75%

Air Travel - 0.31%
Southwest Airlines Company	220,900	$2,708,234

Aluminum - 0.67%
Alcoa, Inc.	160,100	5,946,114

Auto Parts - 0.50%
Genuine Parts Company	108,550	4,477,687

Automobiles - 0.23%
Ford Motor Company *	319,000	2,083,070

Banking - 4.26%
Fifth Third Bancorp	283,962	6,502,730
KeyCorp	163,700	3,609,585
National City Corp.	158,900	2,520,154
Royal Bank of Scotland Group PLC	295,000	2,230,352
SunTrust Banks, Inc.	188,000	10,928,440
U.S. Bancorp	377,100	12,074,742

		37,866,003
Biotechnology - 0.92%
Amgen, Inc. *	179,100	8,152,632

Broadcasting - 0.63%
CBS Corp., Class B	246,400	5,622,848

Building Materials & Construction - 0.70%
Masco Corp.	334,900	6,259,281

Business Services - 1.56%
Automatic Data Processing, Inc.	20,500	818,975
Computer Sciences Corp. *	85,100	3,697,595
Electronic Data Systems Corp.	153,200	2,653,424
H & R Block, Inc.	356,600	6,650,590

		13,820,584
Cable & Television - 1.87%
Cablevision Systems Corp., Class A *	152,300	4,080,117
Comcast Corp., Class A *	153,200	2,993,528
Time Warner, Inc.	611,500	9,545,515

		16,619,160
Cellular Communications - 0.44%
Motorola, Inc.	388,900	3,877,333

Chemicals - 0.96%
E.I. Du Pont de Nemours & Company	184,400	8,559,848

Computers & Business Equipment - 0.91%
Cisco Systems, Inc. *	41,100	1,001,607
Dell, Inc. *	356,700	7,080,495

		8,082,102
Construction Materials - 1.10%
USG Corp. * (a)	120,000	4,083,600
Vulcan Materials Company (a)	81,600	5,720,160

		9,803,760
Cosmetics & Toiletries - 3.80%
Avon Products, Inc.	164,400	6,257,064
Colgate-Palmolive Company	77,100	5,866,539
International Flavors & Fragrances, Inc.	168,500	7,267,405
Kimberly-Clark Corp.	82,200	5,357,796
Procter & Gamble Company	135,900	8,993,862

		33,742,666

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 1.07%
Hess Corp.	102,000	$9,504,360

Drugs & Health Care - 0.96%
Wyeth	195,600	8,532,072

Electrical Equipment - 0.44%
Cooper Industries, Ltd., Class A	92,200	3,865,946

Electrical Utilities - 2.62%
Entergy Corp.	65,800	6,760,292
FirstEnergy Corp.	82,175	5,554,208
Pinnacle West Capital Corp.	99,000	3,519,450
Teco Energy, Inc.	127,900	1,915,942
Xcel Energy, Inc.	279,100	5,531,762

		23,281,654
Electronics - 0.29%
Harman International Industries, Inc.	16,200	667,440
Sony Corp.	41,100	1,941,695

		2,609,135
Energy - 1.21%
Duke Energy Corp.	288,900	5,067,306
Progress Energy, Inc.	135,800	5,691,378

		10,758,684
Financial Services - 9.82%
Bank of New York Mellon Corp.	256,800	11,265,816
Capital One Financial Corp.	148,000	6,812,440
Citigroup, Inc.	245,296	5,815,968
Countrywide Financial Corp. (a)	208,400	1,315,004
Federal National Mortgage Association	218,000	6,027,700
JP Morgan Chase & Company	528,014	21,463,769
Legg Mason, Inc. (c)	102,700	6,782,308
Merrill Lynch & Company, Inc.	211,200	10,467,072
SLM Corp. *	308,200	6,043,802
State Street Corp.	20,800	1,633,840
UBS AG (c)	94,100	3,043,194
Wells Fargo & Company (c)	225,800	6,600,134

		87,271,047
Food & Beverages - 4.15%
Campbell Soup Company	92,200	2,977,138
General Mills, Inc.	145,500	8,146,545
Hershey Company (a)	308,400	11,435,472
Kraft Foods, Inc., Class A	191,400	5,965,938
McCormick & Company, Inc.	102,500	3,531,125
The Coca-Cola Company	82,200	4,805,412

		36,861,630
Gas & Pipeline Utilities - 1.28%
NiSource, Inc.	428,000	7,357,320
Spectra Energy Corp.	174,300	4,028,073

		11,385,393
Healthcare Products - 1.28%
Johnson & Johnson	183,400	11,363,464

Holdings Companies/Conglomerates - 3.12%
General Electric Company	836,500	27,721,610

Homebuilders - 0.43%
D.R. Horton, Inc.	270,900	3,800,727

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances - 0.90%
Black & Decker Corp.	41,100	$2,826,447
Whirlpool Corp.	61,600	5,197,192

		8,023,639
Household Products - 1.55%
Fortune Brands, Inc.	103,300	6,712,434
Newell Rubbermaid, Inc.	311,400	7,068,780

		13,781,214
Insurance - 5.37%
American International Group, Inc.	212,965	9,979,540
Chubb Corp.	77,300	3,934,570
Genworth Financial, Inc., Class A	152,100	3,525,678
Lincoln National Corp.	155,698	7,957,725
Marsh & McLennan Companies, Inc.	479,000	12,200,130
Progressive Corp.	244,500	4,481,685
The Travelers Companies, Inc.	122,649	5,692,140

		47,771,468
International Oil - 9.60%
Anadarko Petroleum Corp.	153,700	9,796,838
BP PLC, SADR	117,392	7,615,219
Chevron Corp.	250,660	21,722,196
Exxon Mobil Corp.	250,724	21,815,495
Murphy Oil Corp.	122,700	9,862,626
Royal Dutch Shell PLC, ADR	203,800	14,561,510

		85,373,884
Internet Content - 0.97%
Yahoo!, Inc. *	309,400	8,595,132

Internet Retail - 0.31%
eBay, Inc. *	102,800	2,709,808

Leisure Time - 0.94%
Walt Disney Company	258,100	8,365,021

Liquor - 0.98%
Anheuser-Busch Companies, Inc.	184,800	8,702,232

Manufacturing - 3.67%
3M Company	142,700	11,187,680
Harley-Davidson, Inc.	121,500	4,514,940
Honeywell International, Inc.	136,100	7,831,194
Illinois Tool Works, Inc.	185,000	9,077,950

		32,611,764
Office Furnishings & Supplies - 0.90%
Avery Dennison Corp.	156,700	8,041,844

Paper - 2.00%
International Paper Company	409,925	12,994,622
MeadWestvaco Corp.	187,200	4,803,552

		17,798,174
Petroleum Services - 1.28%
BJ Services Company	164,300	4,261,942
Schlumberger, Ltd.	82,100	7,097,545

		11,359,487
Pharmaceuticals - 4.92%
Abbott Laboratories	120,600	6,458,130
Bristol-Myers Squibb Company	264,100	5,971,301

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Eli Lilly & Company	240,800	$12,044,816
Merck & Company, Inc.	205,500	9,103,650
Pfizer, Inc.	455,200	10,141,856

		43,719,753
Photography - 0.51%
Eastman Kodak Company (a)	269,400	4,574,412
Publishing - 2.55%
Gannett Company, Inc.	246,700	7,438,005
McGraw-Hill Companies, Inc.	225,900	9,246,087
The New York Times Company, Class A (a)	320,500	5,970,915

		22,655,007
Railroads & Equipment - 0.41%
Union Pacific Corp.	29,000	3,618,040

Retail Trade - 3.24%
Bed Bath & Beyond, Inc. *	235,900	6,685,406
Home Depot, Inc.	364,700	9,682,785
Macy's, Inc.	61,100	1,507,948
Tiffany & Company	41,100	1,547,004
Walgreen Company	20,400	744,804
Wal-Mart Stores, Inc.	174,700	8,663,373

		28,831,320
Sanitary Services - 0.61%
Waste Management, Inc.	166,422	5,463,634

Semiconductors - 1.52%
Analog Devices, Inc.	224,500	6,043,540
Applied Materials, Inc.	164,200	3,147,714
Intel Corp.	218,000	4,349,100

		13,540,354
Software - 1.26%
Microsoft Corp.	410,500	11,173,810

Steel - 0.15%
Nucor Corp.	20,600	1,330,142

Telecommunications Equipment &
Services - 1.24%
Alcatel-Lucent, SADR	550,500	3,231,435
Verizon Communications, Inc.	214,052	7,774,369

		11,005,804
Telephone - 2.94%
AT&T, Inc.	498,673	17,368,781
Qwest Communications International, Inc.	998,000	5,389,200
Sprint Nextel Corp.	480,600	3,417,066

		26,175,047
Tobacco - 0.49%
UST, Inc.	79,600	4,321,484

Toys, Amusements & Sporting Goods - 0.58%
Mattel, Inc.	267,200	5,162,304

Trucking & Freight - 0.33%
United Parcel Service, Inc., Class B	42,000	2,950,080

TOTAL COMMON STOCKS (Cost $868,311,006)		$842,231,902

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.43%

Financial Services - 0.43%
Merrill Lynch & Company, Inc.	41	$3,796,346

TOTAL PREFERRED STOCKS (Cost $4,100,000)		$3,796,346

CONVERTIBLE BONDS - 0.11%

Automobiles - 0.11%
Ford Motor Company
4.25% due 12/15/2036	1,043,000	1,007,799

TOTAL CONVERTIBLE BONDS (Cost $1,043,000)		$1,007,799

SHORT TERM INVESTMENTS - 6.27%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$24,547,766	$24,547,766
T. Rowe Price Reserve Investment Fund (c)	31,231,380	31,231,380

TOTAL SHORT TERM INVESTMENTS
(Cost $55,779,146)		$55,779,146

REPURCHASE AGREEMENTS - 0.87%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$7,692,506 on 03/03/2008,
collateralized by $7,935,000
Federal National Mortgage
Association, 5.57% due
07/14/2028 (valued at $7,845,731,
including interest)	$7,691,000	$7,691,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,691,000)		$7,691,000

Total Investments (Equity-Income Fund)
(Cost $936,924,152) - 102.43%		$910,506,193
Liabilities in Excess of Other Assets - (2.43)%		(21,566,186)

TOTAL NET ASSETS - 100.00%		$888,940,007

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.82%

Advertising - 0.41%
WPP Group PLC, SADR	81,451	$4,852,036

Banking - 1.27%
Commerce Bancorp, Inc.	196,365	7,418,670
Wachovia Corp.	241,530	7,395,648

		14,814,318
Broadcasting - 2.75%
Grupo Televisa SA, SADR *	497,539	10,945,858
Liberty Media Corp., Capital, Series A *	32,417	3,763,938
News Corp., Class A	951,055	17,508,922

		32,218,718
Business Services - 3.01%
Dun & Bradstreet Corp.	25,405	2,218,873
H & R Block, Inc.	513,199	9,571,161

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Iron Mountain, Inc. *	506,936	$15,248,635
Moody's Corp. (a)	214,694	8,154,078

		35,192,747
Cable & Television - 2.66%
Comcast Corp., Special Class A *	1,439,369	27,851,790
Virgin Media, Inc.	220,595	3,308,925

		31,160,715
Coal - 0.66%
China Coal Energy Company, H Shares	3,499,052	7,723,112

Computers & Business Equipment - 2.15%
Cisco Systems, Inc. *	251,400	6,126,618
Dell, Inc. *	520,245	10,326,863
Hewlett-Packard Company	183,010	8,742,388

		25,195,869
Construction Materials - 1.30%
Martin Marietta Materials, Inc. (a)	80,738	8,687,409
Vulcan Materials Company (a)	93,861	6,579,656

		15,267,065
Containers & Glass - 1.64%
Sealed Air Corp.	795,009	19,247,168

Cosmetics & Toiletries - 1.53%
Avon Products, Inc.	136,030	5,177,302
Procter & Gamble Company	192,426	12,734,752

		17,912,054
Crude Petroleum & Natural Gas - 9.53%
Devon Energy Corp.	357,066	36,677,819
EOG Resources, Inc.	303,215	36,079,553
Occidental Petroleum Corp.	502,605	38,886,549

		111,643,921
Electronics - 1.59%
Agilent Technologies, Inc. *	352,930	10,803,187
Tyco Electronics, Ltd.	236,899	7,793,977

		18,597,164
Financial Services - 14.03%
American Express Company	963,587	40,759,730
Ameriprise Financial, Inc.	164,117	8,310,885
Bank of New York Mellon Corp.	345,572	15,160,244
Citigroup, Inc.	368,573	8,738,866
Discover Financial Services	50,819	766,859
E*TRADE Financial Corp. * (a)	74,281	317,180
JP Morgan Chase & Company	1,018,823	41,415,155
Merrill Lynch & Company, Inc. *	333,900	14,297,544
Merrill Lynch & Company, Inc.	64,400	3,191,664
Morgan Stanley	102,842	4,331,705
State Street Corp.	32,675	2,566,621
Wells Fargo & Company (c)	837,388	24,476,851

		164,333,304
Food & Beverages - 1.54%
Diageo PLC, SADR	197,251	16,194,307
Hershey Company	50,999	1,891,043

		18,085,350

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Forest Products - 0.29%
Sino-Forest Corp. *	173,750	$3,350,546

Gas & Pipeline Utilities - 0.94%
Transocean, Inc. *	78,088	10,972,145

Healthcare Products - 0.79%
Covidien, Ltd.	215,899	9,238,318

Healthcare Services - 2.37%
Cardinal Health, Inc.	162,439	9,606,642
Express Scripts, Inc. *	124,000	7,328,400
UnitedHealth Group, Inc.	233,470	10,851,686

		27,786,728
Holdings Companies/Conglomerates - 8.94%
Berkshire Hathaway, Inc., Class A *	379	53,060,000
China Merchants Holdings International
Company, Ltd.	2,059,115	11,091,235
General Electric Company	485,800	16,099,412
Loews Corp.	582,752	24,382,344

		104,632,991
Household Products - 0.12%
Hunter Douglas NV	23,800	1,381,969

Industrials - 0.21%
Cosco Pacific, Ltd.	1,133,526	2,447,743

Insurance - 8.51%
Ambac Financial Group, Inc. (a)	101,375	1,129,318
American International Group, Inc.	807,540	37,841,324
Aon Corp.	174,604	7,265,273
Markel Corp. *	2,065	959,709
MBIA, Inc. (a)	84,500	1,095,965
Millea Holdings, Inc.	284,484	10,518,905
NIPPONKOA Insurance Company, Ltd. *	616,765	4,993,803
Principal Financial Group, Inc.	62,630	3,459,055
Progressive Corp.	1,031,543	18,908,183
Sun Life Financial, Inc. (a)	37,945	1,813,771
Transatlantic Holdings, Inc.	173,543	11,696,798

		99,682,104
International Oil - 5.18%
Canadian Natural Resources, Ltd.	208,523	15,605,861
ConocoPhillips	545,372	45,107,718

		60,713,579
Internet Content - 0.49%
Google, Inc., Class A *	12,276	5,784,206

Internet Retail - 0.66%
Amazon.com, Inc. *	43,655	2,814,438
eBay, Inc. *	102,000	2,688,720
Liberty Media Holding Corp.-Interactive A *	157,236	2,257,909

		7,761,067
Liquor - 0.72%
Heineken Holding NV	165,942	8,436,764

Manufacturing - 2.17%
Harley-Davidson, Inc.	285,972	10,626,719
Siemens AG	47,200	6,077,478
Tyco International, Ltd.	216,179	8,660,131

		25,364,328

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining - 0.79%
BHP Billiton PLC	128,202	$4,101,197
Rio Tinto PLC	45,737	5,145,754

		9,246,951
Publishing - 0.28%
Lagardere S.C.A.	40,939	3,216,483

Real Estate - 0.33%
Hang Lung Group, Ltd.	839,609	3,834,947

Retail Grocery - 0.24%
Whole Foods Market, Inc. (a)	78,800	2,769,820

Retail Trade - 8.54%
Bed Bath & Beyond, Inc. *	259,243	7,346,947
CarMax, Inc. * (a)	347,708	6,383,919
Costco Wholesale Corp.	844,949	52,319,242
CVS Caremark Corp.	446,680	18,036,938
Lowe's Companies, Inc.	182,936	4,384,976
Sears Holdings Corp. * (a)	16,662	1,593,221
Wal-Mart Stores, Inc.	201,221	9,978,549

		100,043,792
Semiconductors - 0.64%
Texas Instruments, Inc.	251,653	7,539,524

Shipbuilding - 0.37%
China Shipping Development Company, Ltd.,
Class H	1,405,363	4,346,745

Software - 2.01%
Microsoft Corp.	863,029	23,491,649

Telecommunications Equipment &
Services - 0.24%
SK Telecom Company, Ltd., ADR	122,877	2,752,445

Telephone - 0.42%
Sprint Nextel Corp.	696,028	4,948,759

Tobacco - 3.49%
Altria Group, Inc.	559,020	40,886,723

Transportation - 0.05%
Asciano Group	129,632	590,774

Trucking & Freight - 0.96%
Kuehne & Nagel International AG	45,390	4,398,147
Toll Holdings, Ltd.	177,433	1,673,716
United Parcel Service, Inc., Class B	72,971	5,125,483

		11,197,346

TOTAL COMMON STOCKS (Cost $1,048,731,370)		$1,098,661,987

SHORT TERM INVESTMENTS - 9.13%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$38,111,955	$38,111,955
Rabobank USA Financial Corp.
3.01% due 03/03/2008	47,407,000	47,399,099
Sanpaolo IMI U.S. Financial Company
4.63% due 03/03/2008	20,401,000	20,397,600

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
UBS Finance Delaware LLC
zero coupon due 03/06/2008 (c)	$957,000	$956,594

TOTAL SHORT TERM INVESTMENTS
(Cost $106,865,248)		$106,865,248

Total Investments (Fundamental Value Fund)
(Cost $1,155,596,618) - 102.95%		$1,205,527,235
Liabilities in Excess of Other Assets - (2.95)%		(34,502,570)

TOTAL NET ASSETS - 100.00%		$1,171,024,665

Global Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 1.66%

Treasury Inflation Protected
Securities (d) - 0.06%
2.00% due 04/15/2012	$517,540	$560,076
2.375% due 01/15/2027	558	615

		560,691

U.S. Treasury Bonds - 1.01%
7.875% due 02/15/2021	5,500,000	7,616,642
8.125% due 08/15/2019	1,000,000	1,392,188

		9,008,830
U.S. Treasury Notes - 0.59%
3.50% due 02/15/2018	1,600,000	1,596,000
4.75% due 08/15/2017	3,400,000	3,727,250

		5,323,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,820,614)		$14,892,771

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.99%

Federal Home Loan Mortgage Corp. - 1.27%
5.50% TBA **	7,000,000	7,026,250
6.00% due 10/01/2037	4,254,620	4,347,730

		11,373,980

Federal National Mortgage
Association - 28.72%
3.485% due 03/25/2044 (b)	619,098	612,714
5.00% due 07/01/2013	1,840,625	1,895,747
5.50% due 12/01/2036 to 07/01/2037	76,863,195	77,343,002
5.50% TBA **	82,315,000	82,761,147
5.862% due 11/01/2042 to 10/01/2044 (b)	4,743,564	4,741,908
6.00% due 12/01/2035 to 10/01/2037	57,000,970	58,267,688
6.00% TBA **	15,700,000	16,027,279
6.50% due 07/01/2036 to 10/01/2037	4,902,264	5,083,020
6.50% TBA **	9,800,000	10,155,250
6.577% due 11/01/2035 (b)	751,159	772,925

		257,660,680

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $264,585,053)		$269,034,660

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 42.41%

Canada - 0.52%
Province of Quebec
5.00% due 12/01/2038	CAD	3,700,000	$3,859,954
5.75% due 12/01/2036		600,000	697,128
Province of Ontario
6.20% due 06/02/2031		100,000	122,589

			4,679,671

France - 0.14%
Government of France
5.50% due 04/25/2010	EUR	800,000	1,271,798

Germany - 26.71%
Federal Republic of Germany
4.00% due 01/04/2037		600,000	844,514
4.00% due 07/04/2016		57,500,000	88,562,060
4.25% due 07/04/2039		9,800,000	14,388,844
4.25% due 01/04/2014		4,800,000	7,579,922
4.25% due 07/04/2014		700,000	1,105,373
5.00% due 01/04/2012		5,100,000	8,201,163
5.25% due 01/04/2011		40,200,000	64,351,516
5.50% due 01/04/2031		18,200,000	31,641,722
6.50% due 07/04/2027		11,900,000	22,907,323

			239,582,437

Italy - 1.06%
Republic of Italy
4.25% due 08/01/2014		6,100,000	9,498,444

Japan - 13.43%
Government of Japan
1.00% due 06/20/2013	JPY	667,260,000	6,424,682
1.10% due 12/10/2016		3,724,840,000	36,115,423
1.10% due 09/20/2012		680,000,000	6,635,953
1.20% due 03/10/2017		161,120,000	1,571,963
1.20% due 06/10/2017		2,226,400,000	21,629,661
1.20% due 03/20/2012		740,000,000	7,246,323
2.30% due 06/20/2035		1,270,000,000	12,318,046
2.40% due 03/20/2034		600,000,000	5,952,556
2.50% due 09/20/2035		1,210,000,000	12,226,346
2.50% due 06/20/2036		890,000,000	8,961,646
2.50% due 03/20/2036		140,000,000	1,410,258

			120,492,857

Netherlands - 0.55%
Kingdom of Netherlands
3.75% due 07/15/2014	EUR	3,200,000	4,906,275

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $351,479,770)			$380,431,482

CORPORATE BONDS - 23.79%

Australia - 0.23%
National Australia Bank, Ltd., EMTN
5.06% due 06/29/2016 (b)		$500,000	491,427
5.1312% due 06/19/2017 (b)		1,700,000	1,581,743

			2,073,170

British Virgin Islands - 0.08%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		800,000	753,864

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Canada - 2.10%
Alcan, Inc.
6.45% due 03/15/2011		$700,000	$746,614
Canada Housing Trust
4.55% due 12/15/2012 (g)	CAD	16,300,000	17,355,227
DaimlerChrysler Canada Finance, Inc., MTN
4.85% due 03/30/2009		700,000	715,767

			18,817,608

Cayman Islands - 1.72%
Foundation Re II, Ltd.
9.82% due 11/26/2010 (b)(g)		$400,000	408,427
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		1,700,000	1,489,776
Mizuho Finance, Ltd.
1.06% due 09/28/2049 (b)	JPY	200,000,000	1,923,515
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$2,500,000	2,550,425
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,500,000	3,031,406
Residential Reinsurance 2005, Ltd., Series A
8.8256% due 06/06/2008 (b)(g)		$300,000	299,880
Residential Reinsurance 2007, Ltd., Series CL4
9.0756% due 06/07/2010 (b)(g)		1,900,000	1,924,700
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)		1,700,000	1,477,181
STB Finance Cayman, Ltd.
1.6444% due 08/12/2049 (b)	JPY	100,000,000	958,128
Transocean, Inc.
5.3406% due 09/05/2008 (b)		$1,400,000	1,395,366

			15,458,804

Denmark - 0.39%
Nykredit Realkredit A/S, Series IOH
5.00% due 10/01/2038	DKK	5,998,728	1,169,869
Realkredit Danmark A/S, Series 83D
5.00% due 10/01/2038		11,971,006	2,326,530

			3,496,399

Germany - 0.20%
Deutsche Bank AG
6.00% due 09/01/2017		$1,700,000	1,803,404

Iceland - 0.12%
Glitnir Banki HF
4.4212% due 01/18/2012 (b)(g)		1,300,000	1,126,713

Ireland - 0.06%
Osiris Capital PLC, Series D
9.2575% due 01/15/2010 (b)(g)		500,000	501,751

Italy - 0.10%
Intesa Sanpaolo SpA, EMTN
6.375% due 11/12/2017 (b)	GBP	450,000	877,995

Japan - 0.75%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)	EUR	600,000	872,181
Mizuho Trust & Banking Company
2.60% due 04/27/2009	JPY	100,000,000	978,999
Sumitomo Mitsui Banking Corp., Series E, MTN
1.64% due 12/31/2049 (b)		100,000,000	965,946

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Japan (continued)
Sumitomo Mitsui Banking Corp., Series E, MTN
(continued)
1.7462% due 12/31/2049 (b)	JPY	100,000,000	$964,807
1.88% due 12/01/2049 (b)		300,000,000	2,911,392

			6,693,325

Luxembourg - 0.18%
VTB Capital SA
3.8394% due 08/01/2008 (b)(g)		$1,600,000	1,588,000

Netherlands - 0.40%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030		500,000	610,232
Rabobank Nederland
4.2775% due 01/15/2009 (b)(g)		2,500,000	2,499,715
Siemens Financieringsmaatschappij NV
3.1175% due 08/14/2009 (b)(g)		500,000	500,109

			3,610,056

Spain - 0.62%
Santander US Debt SA Unipersonal
3.205% due 02/06/2009 (b)(g)		2,500,000	2,488,273
4.97% due 09/19/2008 (b)(g)		1,500,000	1,496,733
5.2006% due 11/20/2009 (g)		1,600,000	1,581,003

			5,566,009

United Kingdom - 2.08%
Barclays Bank PLC
6.05% due 12/04/2017 (g)		7,500,000	7,779,675
8.25% due 02/28/2049	GBP	600,000	1,190,139
Barclays Bank PLC, EMTN
6.00% due 01/23/2018	EUR	600,000	921,990
HBOS Treasury Services PLC, MTN
3.1162% due 07/17/2008 (b)(g)		$1,400,000	1,399,538
4.0375% due 07/17/2009 (b)(g)		200,000	199,973
HSBC Holdings PLC
6.50% due 05/02/2036		2,000,000	1,875,158
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	3,500,000	4,961,082
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)		$300,000	291,180

			18,618,735

United States - 14.76%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		300,000	309,372
American Express Centurion Bank, BKNT
3.2181% due 05/07/2008 (b)		100,000	99,951
American Express Credit Corp., MTN
3.1787% due 05/18/2009 (b)		1,400,000	1,387,740
American General Finance Corp.
6.90% due 12/15/2017		2,000,000	2,009,984
American International Group, Inc.
4.8837% due 06/23/2008 (b)(g)		1,600,000	1,601,699
American International Group, Inc., MTN
5.85% due 01/16/2018		2,200,000	2,194,909
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,000,000	1,185,134
Autozone, Inc.
5.875% due 10/15/2012		$500,000	517,997

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
BAE Systems Holdings, Inc.
6.40% due 12/15/2011 (g)		$700,000	$756,011
Bank of America
0.8013% due 07/07/2008 (b)	JPY	90,000,000	867,020
Bank of America Corp., Series E, MTN
4.625% due 02/07/2017	EUR	1,500,000	2,060,412
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		$3,100,000	3,153,525
7.25% due 02/01/2018		4,400,000	4,268,788
BellSouth Corp.
3.165% due 08/15/2008 (b)		1,400,000	1,392,749
5.20% due 09/15/2014		600,000	612,294
Boston Scientific Corp.
6.00% due 06/15/2011		700,000	679,000
Capital One Financial Corp., MTN
5.70% due 09/15/2011		600,000	591,361
Charter One Bank N.A., BKNT
3.2937% due 04/24/2009 (b)		3,250,000	3,238,927
Cisco Systems, Inc.
3.1581% due 02/20/2009 (b)		2,600,000	2,597,195
Citigroup, Inc.
6.00% due 08/15/2017		1,900,000	1,947,251
6.125% due 11/21/2017		6,600,000	6,775,223
Clorox Company
5.45% due 10/15/2012		2,000,000	2,070,638
CNA Financial Corp.
6.00% due 08/15/2011		1,000,000	1,031,416
Consumers Energy Company
5.00% due 02/15/2012		900,000	927,814
CVS Caremark Corp.
5.75% due 08/15/2011		700,000	738,347
D.R. Horton, Inc.
6.00% due 04/15/2011		800,000	738,000
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		300,000	311,722
Echostar DBS Corp.
6.375% due 10/01/2011		100,000	98,500
Ford Motor Credit Company
7.25% due 10/25/2011		700,000	598,706
7.875% due 06/15/2010		200,000	184,315
General Electric Capital Corp.
6.375% due 11/15/2067 (b)		1,000,000	1,017,590
General Electric Capital Corp., MTN
3.2738% due 10/26/2009 (b)		1,500,000	1,495,157
3.9638% due 01/20/2010 (b)		2,600,000	2,592,148
General Motors Acceptance Corp.
6.75% due 12/01/2014		900,000	677,887
7.00% due 02/01/2012		900,000	726,034
General Motors Acceptance Corp. LLC, MTN
6.0337% due 09/23/2008 (b)		200,000	192,021
Genworth Global Funding Trusts
5.0506% due 02/10/2009 (b)		1,600,000	1,586,243
GMAC LLC
4.315% due 05/15/2009 (b)		1,800,000	1,687,095
6.00% due 04/01/2011		1,700,000	1,371,414
6.00% due 12/15/2011		900,000	721,221
Goldman Sachs Group, Inc.
5.25% due 06/01/2016	CAD	1,500,000	1,450,287
5.95% due 01/18/2018		$1,300,000	1,313,441

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Goldman Sachs Group, Inc. (continued)
6.75% due 10/01/2037		$3,100,000	$2,894,238
Goldman Sachs Group, Inc., MTN
4.9237% due 12/23/2008 (b)		1,300,000	1,292,426
Goldman Sachs Group, Inc., Series B, MTN
4.9738% due 12/22/2008 (b)		300,000	298,400
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	700,000	1,058,417
HJ Heinz Finance Company
6.00% due 03/15/2012 (b)		$600,000	633,035
HSBC Finance Corp.
3.9538% due 10/21/2009 (b)		2,000,000	1,925,846
5.25% due 01/15/2014		1,700,000	1,717,367
HSBC Finance Corp., MTN
5.0312% due 06/19/2009 (b)		2,800,000	2,733,382
J.C. Penney Company, Inc.
8.00% due 03/01/2010		700,000	740,234
Johnson Controls, Inc.
5.25% due 01/15/2011		600,000	624,744
JP Morgan Chase & Company
6.00% due 01/15/2018		5,400,000	5,603,040
JP Morgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	700,000	686,331
JP Morgan Chase & Company, Series 1
3.17% due 06/26/2009 (b)		$1,500,000	1,494,527
JP Morgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	500,000	657,208
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017		$5,000,000	5,185,415
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036		900,000	808,494
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		2,500,000	2,544,145
Lehman Brothers Holdings, Inc., MTN
4.9337% due 12/23/2008 (b)		1,000,000	984,856
5.625% due 01/24/2013		6,800,000	6,806,093
Loews Corp.
5.25% due 03/15/2016		200,000	198,319
Masco Corp.
6.125% due 10/03/2016		700,000	668,476
McKesson Corp.
5.70% due 03/01/2017		600,000	611,825
Merrill Lynch & Company, Inc., MTN
3.1575% due 08/14/2009 (b)		300,000	293,032
3.8875% due 10/23/2008 (b)		1,200,000	1,190,335
Mizuho JGB Investment LLC
1.00% due 12/31/2049 (b)(g)		500,000	505,270
Mizuho Preferred Capital Company LLC
8.79% due 12/29/2049 (b)(g)		1,300,000	1,313,647
Morgan Stanley
4.4012% due 10/18/2016 (b)		600,000	529,228
6.25% due 08/28/2017		300,000	308,973
Morgan Stanley, MTN
3.1506% due 11/21/2008 (b)		900,000	893,332
Motorola, Inc.
6.00% due 11/15/2017		700,000	654,506
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011		600,000	644,567

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Newell Rubbermaid, Inc.
4.00% due 05/01/2010	$600,000	$602,636
Nisource Finance Corp.
5.40% due 07/15/2014	200,000	199,077
Prudential Financial, Inc., MTN
6.625% due 12/01/2037	2,000,000	1,988,164
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)(g)	1,700,000	1,571,232
Reynolds American, Inc.
5.6906% due 06/15/2011 (b)	800,000	760,064
Sabre Holdings Corp.
7.35% due 08/01/2011	700,000	606,375
Sara Lee Corp.
6.25% due 09/15/2011	500,000	529,126
SB Treasury Company LLC
9.40% due 12/29/2049 (b)	1,400,000	1,427,738
Sealed Air Corp.
5.625% due 07/15/2013 (g)	700,000	729,070
Southwest Airlines Company
5.125% due 03/01/2017	500,000	462,728
Sprint Capital Corp.
8.75% due 03/15/2032	200,000	156,000
Sprint Nextel Corp.
6.00% due 12/01/2016	1,000,000	730,000
State Street Capital Trust IV
6.6944% due 06/15/2037 (b)	1,800,000	1,374,768
Supervalu, Inc.
7.50% due 11/15/2014	100,000	99,250
Target Corp.
7.00% due 01/15/2038	2,100,000	2,200,260
Time Warner, Inc.
3.30% due 11/13/2009 (b)	1,500,000	1,450,485
US Bancorp
3.155% due 04/28/2009 (b)	1,600,000	1,590,109
Verizon Communications, Inc.
4.35% due 02/15/2013	4,000,000	4,015,456
Viacom, Inc.
5.75% due 04/30/2011	600,000	620,138
Virginia Electric & Power Company
6.35% due 11/30/2037	100,000	103,526
Wal-Mart Stores, Inc.
4.8906% due 06/16/2008 (b)	1,600,000	1,600,744
Wells Fargo & Company
4.375% due 01/31/2013 (c)	1,900,000	1,921,449
Xerox Corp.
9.75% due 01/15/2009	700,000	731,897
XL Capital Finance PLC
6.50% due 01/15/2012	600,000	609,642

		132,356,180

TOTAL CORPORATE BONDS (Cost $212,757,994)		$213,342,013

MUNICIPAL BONDS - 1.12%

California - 0.91%
California State Various Purpose
5.00% due 11/01/2037	2,800,000	2,607,724
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement, Series A
5.00% due 06/01/2038	4,300,000	3,897,176

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)

California (continued)
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement, Series A-1
5.125% due 06/01/2047		$300,000	$240,603
State of California
5.00% due 12/01/2037		1,500,000	1,396,860

			8,142,363

Illinois - 0.03%
City of Chicago, Illinois
4.75% due 01/01/2030		300,000	265,908

New York - 0.01%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
9.087% due 06/15/2038 (b)		130,000	83,448

Ohio - 0.17%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		1,700,000	1,543,073

Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		500,000	28,385

TOTAL MUNICIPAL BONDS (Cost $10,759,280)			$10,063,177

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.17%

Ireland - 0.43%
German Residential Asset Note Distributor PLC,
Series 2006-1, Class A
4.686% due 07/20/2016 (b)	EUR	1,264,508	1,813,337
Immeo Residential Finance PLC, Series 2007-2,
Class A
5.108% due 12/15/2016 (b)		1,387,089	2,039,503

			3,852,840

Netherlands - 0.70%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
4.401% due 07/01/2034 (b)		738,910	1,113,811
Delphinus BV, Series 2001-II, Class A1
4.672% due 11/28/2031 (b)		1,300,244	1,954,664
Delphinus BV, Series 2003-I, Class A1
4.568% due 04/25/2093 (b)		1,000,000	1,507,463
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
4.608% due 11/20/2035 (b)		1,170,545	1,730,781

			6,306,719

Spain - 0.09%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
4.398% due 10/25/2037 (b)		561,489	790,048

United States - 12.95%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1322% due 09/25/2035 (b)		$187,095	185,277
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		680,928	673,390

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2002-2, Class A2
4.772% due 07/11/2043	$2,051,643	$2,032,485
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.6214% due 02/20/2036 (b)	1,991,610	1,986,609
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1441% due 01/20/2047 (b)	262,810	244,784
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034	1,658,405	1,619,221
BCAP LLC Trust, Series 2006-AA2, Class A1
3.305% due 01/25/2037 (b)	3,070,877	2,407,678
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6523% due 10/25/2033 (b)	317,230	317,400
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
4.4859% due 02/25/2034 (b)	52,670	52,166
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.4234% due 05/25/2034 (b)	567,916	561,197
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6411% due 05/25/2034 (b)	215,210	214,766
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	3,566,478	3,558,822
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,429,342	1,417,060
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	2,128,681	2,109,290
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,958,614	1,949,470
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)	3,487,495	3,459,627
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.7115% due 09/25/2036 (b)	1,452,445	1,308,761
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
3.295% due 02/25/2034 (b)	126,264	107,559
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.8113% due 11/25/2036 (b)	2,742,378	2,519,482
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.8114% due 10/25/2036 (b)	2,172,679	1,792,002
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6835% due 01/26/2036 (b)	1,292,190	1,255,456
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
3.3638% due 05/20/2045 (b)	1,012,967	897,550
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	554,485	552,639

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	$2,434,914	$2,436,227
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	1,172,867	1,161,584
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	1,073,325	1,068,430
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
3.3612% due 02/05/2019 (b)(g)	2,600,000	2,441,569
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
3.2937% due 02/20/2047 (b)	2,468,550	2,091,948
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
3.315% due 05/25/2047 (b)	2,642,485	2,247,338
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035	1,054,875	1,050,768
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.0688% due 02/25/2037 (b)	4,576,245	4,206,288
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
3.3237% due 03/20/2046 (b)	1,596,695	1,299,943
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
6.141% due 08/25/2034 (b)	137,930	136,049
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7996% due 11/25/2034 (b)	399,355	397,021
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
3.475% due 06/25/2035 (b)(g)	168,371	159,845
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9,
Class 5A1
5.25% due 02/20/2036 (b)	725,434	683,829
Countrywide Home Loans,
Series 2004-12, Class 12A1
4.711% due 08/25/2034 (b)	1,211,123	1,191,181
Countrywide Home Loans,
Series 2004-25, Class 1A1
3.465% due 02/25/2035 (b)	333,660	312,910
Countrywide Home Loans,
Series 2004-25, Class 2A1
3.475% due 02/25/2035 (b)	394,312	350,447
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)	805,028	766,301
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
5.0866% due 07/25/2033 (b)	52,646	52,998
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.0938% due 08/25/2033 (b)	572,726	574,214

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
3.235% due 06/25/2036 (b)	$256,110	$253,379
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
5.988% due 02/25/2045 (b)	368,285	375,063
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class PC
4.50% due 03/15/2016	6,835,820	6,913,163
Federal Home Loan Mortgage Corp.,
Series 2004-2770, Class YW
4.00% due 06/15/2022	654,383	654,928
Federal Home Loan Mortgage Corp.,
Series 2004-2895, Class F
3.4712% due 06/15/2031 (b)	717,405	709,616
Federal Home Loan Mortgage Corp.,
Series 2005-2987, Class HD
4.50% due 07/15/2018	3,943,163	3,989,262
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021	844,996	852,285
Federal National Mortgage Association, Series
2003-W6, Class F
3.485% due 09/25/2042 (b)	766,774	761,142
Federal National Mortgage Association, Series
2005-120, Class NF
3.235% due 01/25/2021 (b)	562,103	560,443
Federal National Mortgage Association, Series
2006-15, Class FC
3.265% due 03/25/2036 (b)	1,280,272	1,269,341
Federal National Mortgage Association, Series
2006-16, Class FC
3.435% due 03/25/2036 (b)	2,513,971	2,504,915
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6714% due 05/25/2035 (b)	1,200,000	1,219,326
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.7329% due 07/25/2033 (b)	120,497	120,314
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.3954% due 12/25/2033 (b)	339,813	339,609
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3717% due 08/25/2035 (b)	190,401	191,966
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
3.4712% due 11/15/2031 (b)	441,674	430,474
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.3219% due 06/25/2034 (b)	34,382	33,956
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	1,046,607	1,063,957
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
3.215% due 10/25/2046 (b)	2,243,249	2,081,965

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.3806% due 10/25/2033 (b)	$37,198	$37,253
GS Mortgage Securities Corp., Series 2003-1,
Class A2
3.835% due 01/25/2032 (b)	431,310	422,078
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.5131% due 03/25/2033 (b)	291,653	289,600
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
5.0003% due 05/19/2033 (b)	493,265	492,825
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.1475% due 07/19/2035 (b)	61,780	62,288
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
3.3587% due 03/19/2037 (b)	1,609,671	1,389,330
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
3.2087% due 01/19/2038 (b)	1,430,348	1,369,440
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
3.3087% due 01/19/2038	2,484,602	2,129,109
Impac Secured Assets Corp., Series 2006-4, Class
A2A
3.215% due 01/25/2037 (b)	1,638,149	1,567,414
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.047% due 12/25/2034 (b)	108,470	108,680
JP Morgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3917% due 11/25/2033 (b)	313,249	312,552
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0244% due 02/25/2035 (b)	604,886	598,204
JP Morgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50% due 08/25/2019	1,923,375	1,950,982
Lehman XS Trust, Series 2006-4N, Class A1A
3.215% due 04/25/2046 (b)	492,887	487,471
Mastr Adjustable Rate Mortgages Trust, Series
2004-6, Class 4A4
4.1388% due 07/25/2034 (b)	400,000	398,190
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
4.6762% due 12/15/2030 (b)	1,125,248	1,081,216
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
6.823% due 02/25/2033 (b)	277,350	277,650
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)	1,585,174	1,568,133
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-C, Class A1
3.465% due 06/25/2028 (b)	763,098	745,927
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585% due 09/12/2041	514,563	508,046

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	$900,000	$843,009
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
6.1559% due 08/12/2049 (b)	2,000,000	1,952,517
Residential Accredit Loans, Inc.,
Series 2006-QO3, Class A1
3.345% due 04/25/2046 (b)	1,896,372	1,635,020
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.216% due 09/25/2035 (b)	216,535	203,777
Sequoia Mortgage Trust, Series 5, Class A
3.4687% due 10/19/2026 (b)	322,234	308,282
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)	225,648	225,560
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)	1,241,063	1,238,142
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	997,440	999,319
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
5.922% due 01/25/2035 (b)	933,983	884,218
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)	478,692	479,925
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 12A1
3.355% due 05/25/2036 (b)	2,154,660	1,849,573
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
3.255% due 08/25/2036 (b)	2,232,430	2,140,962
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
5.722% due 11/25/2042 (b)	543,011	520,233
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
4.208% due 06/25/2033 (b)	219,417	219,068
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
3.255% due 10/25/2045 (b)	224,068	204,754
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
3.445% due 01/25/2045 (b)	391,705	354,284
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
3.365% due 04/25/2045 (b)	681,679	619,223
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
5.332% due 12/25/2046 (b)	527,950	467,253
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
5.6617% due 02/25/2046 (b)	1,249,606	1,171,864
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
3.675% due 12/25/2027 (b)	1,236,780	1,188,617

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.5406% due 09/25/2034 (b)		$2,233,827	$2,194,776
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)		2,450,802	2,459,910

			116,133,359

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $129,360,658)			$127,082,966

ASSET BACKED SECURITIES - 5.65%

Ireland - 0.55%
CARS ALLIANCE FUNDING PLC, Series 2007-1,
Class A
4.75% due 10/08/2023 (b)	EUR	1,700,000	2,523,089
SC Germany Auto, Series 2007-1, Class A
4.245% due 08/11/2015 (b)		1,603,291	2,404,830

			4,927,919

United States - 5.10%
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
3.185% due 08/25/2036 (b)		$1,010,504	994,388
ACE Securities Corp., Series 2006-HE1, Class A2A
3.215% due 02/25/2036 (b)		130,242	129,822
ACE Securities Corp., Series 2006-NC1, Class A2B
3.285% due 12/25/2035 (b)		2,486,810	2,428,426
Argent Securities, Inc., Series 2006-M2, Class A2A
3.185% due 09/25/2036 (b)		1,189,653	1,166,954
Asset Backed Funding Certificates,
Series 2006-OPT1, Class A3A
3.175% due 09/25/2036 (b)		249,382	244,464
Asset Backed Securities Corp.,
Home Equity Series 2006-HE3, Class A3
3.195% due 03/25/2036 (b)		17,104	17,052
Bank One Issuance Trust, Series 2003-A6, Class A6
3.2313% due 02/15/2011 (b)		2,100,000	2,099,741
Bank One Issuance Trust, Series 2003-A9, Class A9
3.86% due 06/15/2011		2,200,000	2,207,306
Citibank Credit Card Issuance Trust, Series
2003-A6, Class A6
2.90% due 05/17/2010		1,625,000	1,623,685
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
3.1913% due 08/15/2021 (b)(g)		117,065	113,116
Countrywide Asset-Backed Certificates, Series
2006-1, Class AF1
3.265% due 07/25/2036 (b)		24,921	24,862
Countrywide Asset-Backed Certificates, Series
2006-4, Class 2A1
4.935% due 04/25/2036 (b)		86,651	86,423
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
3.205% due 06/25/2037 (b)		2,212,163	2,115,685
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A1
4.935% due 02/25/2036 (b)		163,713	163,091

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
3.185% due 11/25/2036 (b)	$2,015,040	$1,862,980
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
3.205% due 12/25/2037 (b)	2,098,371	1,975,235
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF4, Class A1
3.4462% due 03/25/2036 (b)	169,141	167,975
GSAMP Trust, Series 2006-NC1, Class A1
3.205% due 02/25/2036 (b)	110,403	109,996
GSAMP Trust, Series 2006-SD1, Class A1
3.255% due 12/25/2035 (b)(g)	271,183	270,039
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
4.965% due 12/25/2030 (b)	147,340	145,934
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
3.4262% due 12/25/2036 (b)	2,210,553	1,974,468
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,100,000	1,044,496
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
3.185% due 08/25/2036 (b)	1,246,312	1,216,198
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
3.2013% due 09/15/2021 (b)(g)	498,931	479,741
Lehman Brothers-UBS
Commercial Mortgage Trust,
Series 2003-C1, Class A2
3.323% due 03/15/2027	387,986	383,942
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
3.415% due 10/25/2034 (b)	134,514	117,975
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 2A1
3.225% due 01/25/2036 (b)	241,990	241,229
MBNA Credit Card Master Note Trust, Series
2003-A6, Class A6
2.75% due 10/15/2010	2,100,000	2,097,785
MBNA Master Credit Card Trust, Series 1999-B,
Class A
5.90% due 08/15/2011	300,000	308,258
Morgan Stanley Capital I, Series 2006-NC2, Class
A2B
3.255% due 02/25/2036 (b)	3,676,021	3,607,173
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
3.305% due 02/25/2036 (b)	1,764,397	1,757,797
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
3.205% due 03/25/2036 (b)	128,732	128,037
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
3.275% due 01/25/2036 (b)(g)	114,251	107,451
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
3.235% due 08/25/2046 (b)	1,729,355	1,661,871

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Residential Asset Securities Corp., Series
2006-KS6, Class A1
3.175% due 08/25/2036 (b)	$757,526	$745,635
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
3.205% due 11/25/2036 (b)	1,665,956	1,603,839
Residential Asset Securities Corp.,
Series 2006-KS7, Class A1
3.185% due 09/25/2036 (b)	756,649	748,586
SACO I, Inc., Series 2005-10, Class 1A
3.395% due 11/25/2033 (b)	659,261	529,087
Securitized Asset Backed Receivables LLC Trust,
Series 2006-WM4, Class A2A
3.4562% due 11/25/2036 (b)	2,548	2,369
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
3.185% due 10/25/2036 (b)	972,815	948,078
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
3.215% due 01/25/2037 (b)	1,596,209	1,536,249
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2A
3.215% due 12/25/2036 (b)	290,534	289,013
Structured Asset Securities Corp., Series 2005-S7,
Class A1
3.265% due 12/25/2035 (b)(g)	38,178	38,057
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3477% due 10/25/2035 (b)(g)	1,046,941	999,515
Structured Asset Securities Corp., Series
2006-WF1, Class A3
3.4962% due 02/25/2036 (b)	250,576	249,179
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	3,000,000	2,880,624
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
3.365% due 10/25/2035 (b)(g)	957,723	915,312
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2
3.375% due 11/25/2035 (b)(g)	1,158,860	1,146,548

		45,705,686

TOTAL ASSET BACKED SECURITIES
(Cost $52,046,284)		$50,633,605

PREFERRED STOCKS - 0.65%

United States - 0.65%
Bank of America Corp., Series K * (b)	5,600,000	5,800,502

TOTAL PREFERRED STOCKS (Cost $5,648,000)		$5,800,502

TERM LOANS - 1.11%

United States - 1.11%
Chrysler Financial
9.00% due 08/03/2012 (b)	5,783,500	5,048,504
Ford Motor Company, Term B
8.70% due 11/29/2013	990,000	855,523

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

United States (continued)
Georgia Pacific Corp.
7.110% due 12/20/2012 (b)	$980,000	$910,072
HCA, Inc.
7.08% due 11/16/2013 (b)	1,287,000	1,191,453
Shackleton B Event Linked Loan
13.00% due 08/01/2008 (b)	1,000,000	990,000
Shackleton C Event Linked Loan
11.25% due 08/01/2008 (b)	1,000,000	990,000

		9,985,552

TOTAL TERM LOANS (Cost $10,735,729)		$9,985,552

OPTIONS - 2.04%

France - 0.02%
Over The Counter European Purchase Call Option
on the EUR vs. JPY
Expiration 07/10/2008 at $161.40 *	1,900,000	39,609
Over The Counter European Purchase Put Option
on the EUR vs. JPY
Expiration 07/10/2008 at $161.40 *	1,900,000	138,793

		178,402

Germany - 0.20%
EUREX American Call on Euro-Bobl Futures
Expiration 05/23/2008 at $119.75 *	70,000,000	5,148
EUREX American Call on Euro-Shatz Futures
Expiration 05/23/2008 at $109.00 *	114,000,000	8,446
EUREX American Put on Euro-Bund Futures
Expiration 05/23/2008 at $105.00 *	85,900,000	12,728
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	7,300,000	865,045
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	7,300,000	312,238
Over The Counter European Style Call on
EUR-LIBOR Rate Swaption
Expiration 09/14/2009 at $4.00 *	44,500,000	605,648

		1,809,253

United States - 1.82%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 05/23/2008 at $132.00 *	432,000	6,750
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 yrs. Futures
Expiration 04/25/2008 at $110.50 *	1,356,000	10,595
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 05/23/2008 at $125.00 *	2,616,000	40,875
Chicago Board of Trade American Purchase Put on
U.S. Treasury Bond Futures
Expiration 05/23/2008 at $88.00 *	103,000	1,609
Expiration 05/23/2008 at $90.00 *	62,000	969
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 05/23/2008 at $91.00 *	628,000	9,813
Expiration 05/23/2008 at $96.00 *	1,848,000	28,875

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

United States (continued)
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 03/17/2008 at $91.75 *	275,000	$688
Expiration 03/17/2008 at $92.00 *	622,500	1,556
Over The Counter European Purchase Call on
FNMA TBA, 5.00%
Expiration 03/05/2008 at $104.50 *	9,000,000	0
Expiration 05/06/2008 at $105.00 *	52,400,000	1
Expiration 05/06/2008 at $105.00 *	18,000,000	0
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	1,600,000	230,329
Expiration 05/21/2010 at $1.3750 *	1,600,000	220,547
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	284,728
Over The Counter European Purchase Put on FG
TBA, 5.50%
Expiration 05/06/2008 at $86.00 *	23,000,000	2,695
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 04/07/2008 at $86.00 *	5,000,000	0
Expiration 03/05/2008 at $89.00 *	134,000,000	1
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 04/07/2008 at $91.00 *	5,000,000	0
Expiration 04/07/2008 at $93.0625 *	20,000,000	0
Over The Counter European Purchase Put on
FNMA TBA, 6.50%
Expiration 03/05/2008 at $94.625 *	12,800,000	0
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	1,600,000	51,833
Expiration 05/21/2010 at $1.3750 *	1,600,000	54,921
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	535,568
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.50 *	206,500,000	2,876,417
Expiration 07/06/2009 at $4.25 *	64,200,000	1,456,512
Expiration 09/26/2008 at $4.75 *	81,300,000	3,244,756
Expiration 09/26/2008 at $4.75 *	19,600,000	782,254
Expiration 09/08/2009 at $4.75 *	57,800,000	1,639,624
Expiration 03/31/2008 at $4.75 *	12,300,000	538,140
Expiration 08/28/2009 at $5.00 *	37,000,000	1,202,618
Expiration 08/28/2009 at $5.00 *	74,100,000	2,408,487
Expiration 08/28/2009 at $5.00 *	16,200,000	526,552
Over The Counter European Style Purchase Call
on USD-LIBOR Rate Swaption
Expiration 09/26/2008 at $4.75 *	4,600,000	183,590

		16,341,303

TOTAL OPTIONS (Cost $7,713,468)		$18,328,958

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 0.89%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$7,975,562 on 03/03/2008,
collateralized by $7,570,000
Federal National Mortgage
Association, 5.25% due
07/18/2011 (valued at $8,137,750,
including interest)		$7,974,000	$7,974,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,974,000)			$7,974,000

SHORT TERM INVESTMENTS - 15.15%
Bank of America Corp.
3.03% due 03/03/2008		$18,000,000	$17,996,970
Kingdom of Belgium
zero coupon due 03/13/2008	EUR	28,000,000	42,452,698
Danske Corp.
3.075% due 03/24/2008		$23,800,000	23,753,243
Government of France
zero coupon due 03/13/2008	EUR	12,700,000	19,259,888
Rabobank USA Financial Corp.
3.01% due 03/03/2008		$3,800,000	3,799,367
UBS Finance Delaware LLC
3.035% due 06/02/2008 (c)		24,000,000	23,811,830
3.065% due 04/01/2008 (c)		2,300,000	2,293,929
VTB Capital SA
3.8393% due 08/01/2008		2,500,000	2,478,500

TOTAL SHORT TERM INVESTMENTS
(Cost $133,398,266)			$135,846,425

Total Investments (Global Bond Fund)
(Cost $1,201,279,116) - 138.63%			$1,243,416,111
Liabilities in Excess of Other Assets - (38.63)%			(346,489,675)

TOTAL NET ASSETS - 100.00%			$896,926,436

Schedule of Securities Sold Short
		Shares or
		Principal
		Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 53.29%
Federal National Mortgage Association
5.00%, TBA **		$81,500,000	$80,277,500

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $81,223,516)			$80,277,500

U.S. TREASURY BONDS - 1.61%
U.S. Treasury Bonds
4.50%, due 02/15/2036		2,400,000	$2,430,562

TOTAL U.S. TREASURY
BONDS (Proceeds $2,378,663)			$2,430,562

U.S. TREASURY NOTES - 45.10%
U.S. Treasury Notes
3.25%, due 12/31/2009		20,000,000	$20,590,620
4.875%, due 08/15/2016		25,300,000	$28,039,509
4.625%, due 02/15/2017		3,500,000	$3,808,438

	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES (continued)

U.S. Treasury Notes (continued)
4.50%, due 05/15/2017	$14,400,000	$15,512,630

TOTAL U.S. TREASURY
NOTES (Proceeds $67,083,094)		$67,951,197

Total Securities Sold Short (Global Bond Fund)
(Proceeds $150,685,273)		$150,659,259

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.50%

Australia - 8.38%
Abacus Property Group	1,275,211	$1,638,905
Aspen Group, Ltd.	1,420,784	2,093,879
Becton Property Group (a)	540,808	1,446,424
Charter Hall Group	1,648,605	2,232,950
Commonwealth Property Office Fund, Ltd.	429,238	514,306
Dexus Property Group, REIT	59,373	91,325
FKP Property Group, Ltd. (a)	244,839	819,840
General Property Trust, Ltd.	1,274,769	3,739,177
ING Industrial Fund (a)	439,129	845,188
Macquarie CountryWide Trust	321,982	367,991
Macquarie Goodman Group, Ltd. (a)	1,110,064	4,448,577
Macquarie Leisure Trust Group	841,145	2,042,377
Mirvac Group, Ltd.	93,490	331,398
Stockland - New Shares	13,216	87,038
Stockland Company, Ltd. (a)	634,829	4,108,330
Valad Property Group (a)	1,510,865	1,286,129
Westfield Group (a)	855,284	13,710,750

		39,804,584
Austria - 0.34%
Conwert Immobilien Invest AG *	100,000	1,604,961

Brazil - 1.48%
Brasil Brokers Participacoes SA *	400	366,625
Construtora Tenda SA *	342,300	2,327,745
Iguatemi Empresa de Shopping Centers SA	131,250	2,157,619
Multiplan Empreendimentos Imobiliarios SA *	182,450	2,199,844

		7,051,833
Canada - 1.68%
Allied Properties Real Estate Investment
Trust, REIT	67,150	1,281,939
Boardwalk Real Estate Investment Trust	56,750	2,120,665
Brookfield Properties Corp. (a)	154,670	2,883,049
Chartwell Seniors Housing Real Estate
Investment Trust, REIT *	165,350	1,715,239

		8,000,892
China - 1.23%
Guangzhou R&F Properties Company, Ltd., H
Shares (a)	859,800	2,605,481
Shui On Land, Ltd. (a)	3,420,000	3,218,830

		5,824,311
Finland - 0.75%
Sponda Oyj	140,000	1,802,287

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Technopolis Oyj	225,000	$1,783,219

		3,585,506
France - 4.06%
Fonciere Des Regions	11,000	1,611,406
ICADE *	15,000	2,120,714
Orco Property Group SA (a)	5,000	509,656
Societe de la Tour Eiffel	11,556	1,412,030
Unibail-Rodamco, REIT (a)	26,637	6,487,330
Unibail-Rodamco, REIT	29,363	7,149,048

		19,290,184
Germany - 0.74%
IVG Immobilien AG	80,000	2,793,027
Magnat Real Estate Opportunities GmbH &
Company KGaA * (a)	400,000	698,350

		3,491,377
Guernsey - 0.47%
Camper & Nicholsons Marina Investments, Ltd. *	1,200,000	1,442,597
Eurocastle Investment, Ltd.	30,000	771,282

		2,213,879
Hong Kong - 14.72%
C C Land Holdings, Ltd. (a)	654,000	671,178
China Overseas Land & Investment, Ltd.	3,809,166	7,434,681
China Resources Land, Ltd.	2,335,000	4,300,474
Hang Lung Properties, Ltd.	1,934,592	6,946,804
Henderson Land Development Company, Ltd.	998,000	7,748,259
Kerry Properties, Ltd.	845,303	5,636,972
New World China Land, Ltd. (a)	800,000	546,041
New World Development Company, Ltd. (a)	3,666,000	9,854,186
Sun Hung Kai Properties, Ltd.	1,532,173	26,796,389

		69,934,984
India - 0.23%
DLF, Ltd.	41,000	786,195
Peninsula Land, Ltd.	133,928	315,465

		1,101,660
Italy - 0.26%
Risanamento SpA *	300,000	1,251,653
Japan - 12.87%
Aeon Mall Company, Ltd. (a)	94,000	2,305,203
Japan Real Estate Investment Corp., REIT	597	6,643,467
Mitsubishi Estate Company, Ltd.	917,000	22,347,726
Mitsui Fudosan Company, Ltd.	793,000	16,101,044
Nippon Building Fund, Inc., REIT (a)	575	7,074,218
Sumitomo Realty &
Development Company, Ltd.	390,000	6,655,759

		61,127,417
Malaysia - 0.56%
IGB Corp. BHD	1,600,000	947,699
SP Setia BHD	739,000	1,136,459
Sunrise Berhad	801,280	583,238

		2,667,396
Netherlands - 0.57%
Eurocommercial Properties NV	22,500	1,240,770

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
ProLogis European Properties *	100,000	$1,471,088

		2,711,858
Norway - 0.43%
Norwegian Property ASA	143,375	1,393,521
Scandinavian Property Development ASA *	120,590	624,507

		2,018,028
Philippines - 0.27%
Megaworld Corp.	21,752,200	1,294,449

Russia - 0.12%
Sistema Hals * (a)	73,250	565,490

Singapore - 5.42%
Allgreen Properties, Ltd. (a)	1,861,000	1,672,535
Ascendas India Trust *	2,110,000	1,679,045
Ascendas, REIT *	572,000	904,049
Capitaland, Ltd. *	1,486,000	6,565,213
CapitaMall Trust * (a)	1,671,000	3,832,372
CDL Hospitality Trusts, REIT (a)	713,040	1,172,215
City Developments, Ltd.	275,000	2,308,008
Hong Kong Land Holdings, Ltd. (a)	1,759,000	7,600,009

		25,733,446
South Africa - 0.52%
Growthpoint Properties, Ltd. (a)	900,000	1,673,554
Madison Property Fund Managers Holdings,
Ltd. *	780,960	812,224

		2,485,778
Sweden - 0.84%
Hufvudstaden AB *	140,000	1,452,969
Klovern AB *	300,000	1,241,880
Lennart Wallenstam Byggnads AB, Series B	65,000	1,302,765

		3,997,614
Switzerland - 0.39%
PSP Swiss Property AG *	30,000	1,838,206

United Kingdom - 8.94%
Aseana Properties, Ltd. *	1,000,000	900,000
Big Yellow Group PLC (a)	200,000	1,711,065
British Land Company PLC	175,000	3,282,727
Derwent Valley Holdings PLC (a)	110,000	3,111,249
Equest Balkan Properties PLC	647,078	990,047
Great Portland Estates PLC (a)	250,000	2,468,386
Hammerson PLC	205,977	4,491,244
Helical Bar PLC	47,765	346,516
Hirco PLC *	200,000	1,390,934
Land Securities Group PLC	280,000	8,729,739
London & Stamford Property, Ltd. *	620,000	1,308,968
Mapeley, Ltd.	26,265	936,922
Mucklow A & J Group PLC	50,000	327,458
North Real Estate Opportunities Fund, Ltd. *	600,000	901,782
Northern European Properties, Ltd.	700,000	921,054
Safestore Holdings, Ltd.	517,920	1,635,967
Segro PLC, REIT (a)	350,000	3,578,500
South African Property Opportunities PLC *	1,250,000	2,738,401
Terrace Hill Group PLC	1,028,574	1,242,129

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Unite Group PLC		220,000	$1,448,628

			42,461,716
United States - 33.23%
Apartment Investment & Management
Company, Class A, REIT		113,103	3,896,398
Avalon Bay Communities, Inc., REIT (a)		113,610	10,500,972
BioMed Realty Trust, Inc., REIT		107,940	2,366,045
Boston Properties, Inc., REIT		106,000	9,134,020
BRE Properties, Inc., Class A, REIT		102,400	4,409,344
Colonial Properties Trust, REIT (a)		75,350	1,835,526
Digital Realty Trust, Inc., REIT		119,800	4,300,820
Douglas Emmett, Inc., REIT		84,200	1,784,198
Equity Lifestyle Properties, Inc., REIT		78,380	3,580,398
Equity Residential, REIT		157,000	5,994,260
Federal Realty Investment Trust, REIT		93,690	6,715,699
FelCor Lodging Trust, Inc., REIT		78,500	990,670
General Growth Properties, Inc., REIT		294,250	10,389,968
Host Hotels & Resorts, Inc., REIT		531,360	8,602,718
LTC Properties, Inc., REIT		31,580	762,341
Nationwide Health Properties, Inc., REIT		147,170	4,463,666
ProLogis, REIT		183,090	9,864,889
Public Storage, Inc., REIT		97,800	7,957,008
Regency Centers Corp., REIT		118,330	7,022,886
Saul Centers, Inc., REIT		19,050	883,920
Senior Housing Properties Trust, REIT		122,000	2,594,940
Simon Property Group, Inc., REIT		186,390	15,619,482
SL Green Realty Corp., REIT (a)		52,450	4,799,175
Starwood Hotels & Resorts Worldwide, Inc.		48,339	2,287,885
Tanger Factory Outlet Centers, Inc., REIT (a)		100,150	3,555,325
Taubman Centers, Inc., REIT (a)		47,850	2,332,688
The Macerich Company, REIT		63,700	4,076,800
Ventas, Inc., REIT		146,350	6,120,357
Vornado Realty Trust, REIT		132,026	11,032,093

			157,874,491

TOTAL COMMON STOCKS (Cost $486,120,521)			$467,931,713

WARRANTS - 0.00%

Malaysia - 0.00%
SP Setia BHD *		62,500	9,783

TOTAL WARRANTS (Cost $5,701)			$9,783

CONVERTIBLE BONDS - 0.04%

Germany - 0.04%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	192,342

TOTAL CONVERTIBLE BONDS (Cost $222,952)			$192,342

SHORT TERM INVESTMENTS - 14.66%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)		$69,670,577	$69,670,577

TOTAL SHORT TERM INVESTMENTS
(Cost $69,670,577)			$69,670,577

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.42%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$6,734,319 on 03/03/2008,
collateralized by $6,545,000
Federal Home Loan Mortgage
Corp., 5.895% due 09/02/2025
(valued at $6,872,250, including
interest)	$6,733,000	$6,733,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,733,000)		$6,733,000

Total Investments (Global Real Estate Fund)
(Cost $562,752,751) - 114.62%		$544,537,415
Liabilities in Excess of Other Assets - (14.62)%		(69,460,179)

TOTAL NET ASSETS - 100.00%		$475,077,236

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Real Estate	92.83%
Building Materials & Construction	2.80%
Investment Companies	1.09%
Financial Services	0.59%
Holdings Companies/Conglomerates	0.56%

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 61.07%

Advertising - 0.88%
Vertis, Inc.
9.75% due 04/01/2009	$3,108,000	$2,548,560
10.875% due 06/15/2009	2,785,000	898,162

		3,446,722

Air Travel - 4.17%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	109,824	109,043
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	497,920
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (g)	971,425	1,010,282
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	4,325,625
Gol Finance
8.75% due 12/31/2049 (g)	3,470,000	3,192,400
Northwest Airlines
zero coupon due 01/16/2017 ^	4,470,000	100,575
6.625% due 02/15/2023	15,690,000	529,537
7.625% due 11/15/2023	8,745,000	295,144
8.70% due 03/15/2049	2,055,000	69,356
8.875% due 06/01/2049	6,360,000	214,650
9.875% due 03/15/2037	7,045,000	237,769
10.00% due 02/01/2009	3,115,000	105,131

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Air Travel (continued)
US Airways Group, Inc.
7.00% due 09/30/2020	$5,920,000	$5,635,722

		16,323,154

Apparel & Textiles - 0.08%
Hanesbrands, Inc., Series B
8.2037% due 12/15/2014 (b)	365,000	321,200

Auto Parts - 0.56%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	2,555,000	2,184,525

Broadcasting - 6.97%
Canadian Satellite Radio Holdings, Inc
12.75% due 02/15/2014	4,045,000	3,782,075
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,700,000	1,727,203
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,152,000	5,900,400
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	3,585,000	3,118,950
XM Satellite Radio, Inc.
7.7394% due 05/01/2013 (b)	5,295,000	4,527,225
9.75% due 05/01/2014	9,055,000	8,262,688

		27,318,541

Building Materials & Construction - 0.27%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,006,000	1,052,527

Business Services - 0.78%
Allied Security Escrow Corp.
11.375% due 07/15/2011	276,000	242,190
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	2,050,000	1,891,125
MSX International UK
12.50% due 04/01/2012 (g)	1,185,000	936,150

		3,069,465

Cable & Television - 5.60%
Adelphia Communications Corp.
7.75% due 01/15/2009	3,000,000	213,750
9.875% due 03/01/2049	1,965,000	144,919
10.25% due 11/01/2049	985,000	72,644
Century Communications
8.375% due 12/15/2049	1,000,000	100
Charter Communications Holdings I LLC
10.00% due 05/15/2014	1,505,000	729,925
11.75% due 05/15/2014 (a)	4,680,000	2,386,800
12.125% due 01/15/2015	2,925,000	1,491,750
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	11,495,000	7,989,023
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,230,675
Charter Communications Holdings LLC
8.75% due 11/15/2013	2,845,000	2,496,487
9.92% due 04/01/2014	510,000	244,800
Charter Communications Operating LLC
8.00% due 04/30/2012 (g)	2,765,000	2,571,450

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Shaw Communications, Inc.
8.25% due 04/11/2010	$18,000	$18,945
Young Broadcasting, Inc.
8.75% due 01/15/2014	37,000	23,865
10.00% due 03/01/2011	3,360,000	2,318,400

		21,933,533

Cable and Television - 0.19%
CCH I Holdings LLC
11.125% due 01/15/2014	1,500,000	727,500

Cellular Communications - 3.00%
American Tower Corp.
5.00% due 02/15/2010	441,000	439,897
Centennial Communications Corp.
10.00% due 01/01/2013	2,430,000	2,344,950
10.4788% due 01/01/2013 (b)	600,000	552,000
Cricket Communications, Inc.
9.375% due 11/01/2014	1,815,000	1,615,350
Rural Cellular Corp.
8.1238% due 06/01/2013 (b)	4,810,000	4,858,100
8.9894% due 11/01/2012 (b)	695,000	701,950
9.875% due 02/01/2010	1,220,000	1,253,550

		11,765,797

Chemicals - 2.56%
American Pacific Corp.
9.00% due 02/01/2015	7,225,000	7,008,250
Sterling Chemicals, Inc.
10.25% due 04/01/2015 (g)	340,000	340,425
Tronox Worldwide LLC
9.50% due 12/01/2012	3,065,000	2,689,538

		10,038,213

Containers & Glass - 2.11%
BWAY Corp.
10.00% due 10/15/2010	755,000	732,350
Graphic Packaging International Corp.
9.50% due 08/15/2013	3,210,000	3,025,425
Pliant Corp.
11.125% due 09/01/2009	552,000	444,360
11.625% due 06/15/2009	905,273	905,273
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	3,160,000	2,796,600
US Corrugated, Inc.
10.00% due 06/12/2013	460,000	345,000

		8,249,008

Drugs & Health Care - 0.84%
Duane Reade, Inc.
9.75% due 08/01/2011	3,930,000	3,301,200

Electrical Utilities - 3.24%
CMS Energy Corp.
8.50% due 04/15/2011	37,000	39,812
Orion Power Holdings, Inc.
12.00% due 05/01/2010	2,945,000	3,195,325
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	9,715,000	9,472,125

		12,707,262

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electronics - 0.67%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009		$919,000	$560,590
10.00% due 02/15/2009		2,170,000	2,045,225

			2,605,815

Energy - 0.44%
Exide Technologies, Series B
10.50% due 03/15/2013		1,860,000	1,720,500

Financial Services - 1.01%
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		1,122,000	1,091,145
TAM Capital, Inc.
7.375% due 04/25/2017		2,090,000	1,786,950
Ucar Finance, Inc.
10.25% due 02/15/2012		1,060,000	1,094,450

			3,972,545

Food & Beverages - 1.22%
ASG Consolidated LLC/ASG Finance, Inc.
11.50 due 11/01/2011		4,360,000	3,858,600
Dole Food Company, Inc.
7.25% due 06/15/2010		1,100,000	902,000

			4,760,600

Forest Products - 0.06%
Tembec Industries, Inc.
8.50% due 02/01/2011		720,000	228,600

Gold - 0.60%
New Gold, Inc.
10.00% due 06/28/2017	CAD	2,900,000	2,357,125

Healthcare Products - 0.09%
Bausch & Lomb, Inc.
6.5106% due 04/11/2015		$67,500	67,500
Inverness Medical Innovations, Inc.
9.0925% due 06/26/2015 (b)		320,000	277,600

			345,100

Healthcare Services - 1.49%
Alliance Imaging, Inc.
7.25% due 12/15/2012 (g)		1,035,000	978,075
Healthsouth Corp.
10.8287% due 06/15/2014 (b)		5,000,000	4,862,500

			5,840,575

Holdings Companies/Conglomerates - 1.47%
UAL Corp.
4.50% due 06/30/2021 (g)		5,080,000	5,777,484

Homebuilders - 0.01%
Meritage Homes Corp.
7.00% due 05/01/2014		18,000	13,500
Standard Pacific Corp.
6.50% due 10/01/2008		37,000	34,965

			48,465

Hotels & Restaurants - 0.31%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)		1,595,000	1,212,200

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

International Oil - 0.41%
Dominion Petroleum Acquisitions
8.50% due 10/01/2011	$1,685,000	$1,608,333

Leisure Time - 9.03%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	18,000	18,000
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	975,000	887,250
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	5,470,000	3,938,400
Fontainebleau Senior Note
12.00% due 06/01/2022	2,895,000	2,460,750
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	2,035,000	1,923,075
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,110,000	999,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	5,670,000	3,869,775
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,494,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	2,460,000	2,463,075
Majestic Star Casino LLC
9.50% due 10/15/2010	5,910,000	5,200,800
9.75% due 01/15/2011	4,515,000	2,573,550
Marquee Holdings, Inc.
9.505 due 08/15/2014	820,000	598,600
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	2,310,000	2,055,900
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	750,000	660,000
9.75% due 04/01/2010	95,000	92,150
Seminole Hard Rock Entertainment, Inc.
7.4906% due 03/15/2014 (b)(g)	805,000	627,900
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	7,010,000	4,836,900
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	690,000	665,850

		35,364,975

Liquor - 0.01%
Constellation Brands, Inc., Series B
8.125% due 01/15/2012	55,000	55,000

Manufacturing - 0.47%
Vitro SAB de CV
9.125% due 02/01/2017	2,075,000	1,822,888

Medical-Hospitals - 0.32%
Alliance Imaging, Inc.
7.25% due 12/15/2012	720,000	680,400
Community Health Systems, Inc.
8.875% due 07/15/2015	575,000	564,219
Ralin Medical, Inc.
zero coupon due 11/21/2037	170	25,500

		1,270,119

Metal & Metal Products - 1.84%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012 (g)	705,000	613,350

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Metal & Metal Products (continued)
CII Carbon LLC
11.125% due 11/15/2015 (g)	$7,585,000	$6,598,950

		7,212,300

Mining - 0.11%
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	470,000	430,050

Paper - 1.59%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	655,000	551,019
6.00% due 06/20/2013	1,620,000	834,300
7.40% due 04/01/2018	500,000	236,250
7.50% due 04/01/2028	347,000	166,560
7.75% due 06/15/2011	2,051,000	1,128,050
8.375% due 04/01/2015	1,110,000	621,600
Jefferson Smurfit Corp.
8.25% due 10/01/2012	740,000	690,050
Newark Group, Inc.
9.75% due 03/15/2014	1,581,000	1,395,232
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	326,340
Pope & Talbot, Inc.
8.375% due 06/01/2013	400,000	52,000
8.375% due 06/01/2013	1,800,000	234,000

		6,235,401

Petroleum Services - 0.58%
McMoRan Exploration Company
11.875% due 11/15/2014	2,225,000	2,269,500

Publishing - 2.00%
Idearc, Inc.
8.00% due 11/15/2016	7,760,000	4,578,400
Quebecor World Capital Corp.
6.125% due 11/15/2013	3,255,000	1,432,200
8.75% due 03/15/2016 (g)	560,000	271,600
Quebecor World, Inc.
9.75% due 01/15/2015 (g)	3,155,000	1,545,950

		7,828,150

Real Estate - 0.09%
Realogy Corp.
10.50% due 04/15/2014	505,000	358,550

Retail - 1.12%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,626,112
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	3,177,000	2,763,990

		4,390,102

Steel - 0.49%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,955,000	1,920,788

Telecommunications Equipment &
Services - 1.47%
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	2,165,000	1,894,375
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013 (g)	1,190,000	749,700

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (g)	$1,231,217	$1,145,032
West Corp.
11.00% due 10/15/2016	2,365,000	1,980,687

		5,769,794

Tobacco - 1.97%
Alliance One International, Inc.
8.50% due 05/15/2012	900,000	841,500
11.00% due 05/15/2012	2,150,000	2,182,250
12.75% due 11/15/2012	2,330,000	2,364,950
North Atlantic Trading Company
10.00% due 03/01/2012 (g)	2,626,750	2,337,807

		7,726,507

Travel Services - 0.95%
Travelport LLC
9.875% due 09/01/2014	4,250,000	3,740,000

TOTAL CORPORATE BONDS (Cost $280,043,019)		$239,310,113

CONVERTIBLE BONDS - 5.86%

Air Travel - 3.25%
AMR Corp.
4.25% due 09/23/2023	12,220,000	12,754,625

Cable & Television - 0.08%
Charter Communications, Inc.
6.50% due 10/01/2027	604,000	297,356

Holdings Companies/Conglomerates - 2.53%
UAL Corp.
4.50% due 06/30/2021	8,711,000	9,907,020

TOTAL CONVERTIBLE BONDS (Cost $28,660,982)		$22,959,001

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.73%
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
4.885% due 06/25/2047 (b)(g)	1,084,697	271,174
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
4.885% due 06/25/2047 (b)(g)	323,110	64,622
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B3
4.885% due 06/25/2047 (b)(g)	644,757	96,714
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
3.9984% IO due 06/25/2047	52,049,746	3,057,923
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
2.9936% IO due 08/19/2045	58,125,320	1,889,073
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	515,000	501,455
GS Mortgage Securities
Corp., Series 2006-NIM3, Class N3
8.112% due 06/25/2046 (g)	250,000	240,000

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE

OBLIGATIONS (continued)
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	$5,000	$2,185,000
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	72,441,883	543,314
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	72,735,935	636,439
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (g)	50,712,421	380,343
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926% due 02/20/2046	186,595,756	6,999,953
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (g)	670,000	632,313
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (g)	470,000	443,563
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,750,000	1,721,699
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	1,325,000	1,164,965
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
1.9764% IO due 10/25/2046	44,080,000	1,625,450

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,529,368)		$22,454,000

ASSET BACKED SECURITIES - 1.08%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,525,000	1,357,235
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	3,560,000	2,867,598

TOTAL ASSET BACKED SECURITIES
(Cost $5,099,918)		$4,224,833

COMMON STOCKS - 13.34%

Air Travel - 4.72%
Northwest Airlines Corp. *	1,376,158	18,481,803

Auto Parts - 0.16%
Federal Mogul Corp. *	31,003	626,266

Broadcasting - 2.30%
Canadian Satellite Radio Holdings, Inc. *	584,572	2,821,150
XM Satellite Radio Holdings, Inc., Class A *	525,300	6,198,540

		9,019,690

Cable & Television - 2.84%
Adelphia Recovery Trust, Series ACC-1 *	5,806,367	348,382
Adelphia Recovery Trust, Series Arahova *	424,949	203,975
Charter Communications, Inc., Class A *	414,100	398,364
Comcast Corp., Special Class A *	347,333	6,720,894
Time Warner Cable, Inc. *	127,153	3,471,278

		11,142,893

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 0.27%
USA Mobility, Inc. *	100,901	$1,059,461

Commercial Services - 0.20%
Paragon Shipping, Inc. * (g)	56,717	773,053

International Oil - 0.31%
Dominion Petroleum, Ltd., GDR *	3,538,190	1,212,771

Leisure Time - 0.68%
Fontainebleau Resorts LLC, Class A *	65,203	665,071
Isle of Capri Casinos, Inc. *	221,850	2,007,742

		2,672,813
Telecommunications Equipment &
Services - 1.28%
Chunghwa Telecom Company, Ltd. *	203,543	4,994,945

Telephone - 0.58%
Sprint Nextel Corp.	321,650	2,286,931

TOTAL COMMON STOCKS (Cost $68,551,670)		$52,270,626

PREFERRED STOCKS - 2.70%

Cellular Communications - 0.74%
Rural Cellular Corp. *	2,254	2,902,025

Containers & Glass - 0.02%
Pliant Corp., Series AA *	685	71,925

Mining - 1.94%
Freeport-McMoRan Copper & Gold, Inc.	51,444	7,601,880

TOTAL PREFERRED STOCKS (Cost $10,267,703)		$10,575,830

TERM LOANS - 4.76%

Air Travel - 0.33%
Delta Airlines, Inc.
7.36% due 04/30/2012 (b)	1,474,200	1,271,291

Broadcasting - 0.07%
Sirius Satellite Radio, Inc.
7.0625% due 12/20/2012 (b)	334,163	288,215

Healthcare Products - 0.13%
Bausch & Lomb, Inc.
8.1425% due 04/11/2015 (b)(i)	535,000	517,671

Leisure Time - 0.19%
East Valley Tourist Development
10.65% due 08/06/2012 (b)	765,000	738,225

Medical-Hospitals - 1.67%
Community Health Systems, Inc.
7.3306% due 07/25/2014 (b)(i)	4,613,302	4,236,926
HCA, Inc.
6.83% due 11/18/2012 (b)	2,486,961	2,300,712

		6,537,638
Newspapers - 1.06%
Star Tribune Corp.
7.08% due 03/01/2014 (b)	2,848,475	1,856,850
11.1981% due 03/01/2015 (b)	1,380,000	407,100
Tribune Corp.
8.2438% due 05/30/2014 (b)	2,557,150	1,886,959

		4,150,909

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Real Estate - 0.23%
Realogy Corp.
7.505% due 10/10/2013 (b)	$1,492,500	$897,664

Trucking & Freight - 1.08%
Saint Acquisition Corp.
7.9375% due 05/06/2014 (b)	5,400,000	4,238,352

TOTAL TERM LOANS (Cost $22,408,077)		$18,639,965

WARRANTS - 0.11%

Commercial Services - 0.02%
Paragon Shipping, Inc.
(Expiration Date: 11/21/2011) * (g)	12,000	72,480

Gold - 0.09%
New Gold, Inc.
(Expiration Date: 06/28/2017, Strike
Price: CAD 15.00) *	203,500	361,824

TOTAL WARRANTS (Cost $423,755)		$434,304

OPTIONS - 0.10%

Call Options - 0.10%
Comcast Corp.
Expiration 01/16/2010 at $20.00 *	105,000	409,500

TOTAL OPTIONS (Cost $374,262)		$409,500

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$15,003 on 03/03/2008,
collateralized by $15,000 Federal
National Mortgage Association,
5.25% due 07/18/2011 (valued at
$16,125, including interest)	$15,000	$15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		$15,000

SHORT TERM INVESTMENTS - 4.48%
Federal Home Loan Bank Discount Notes
zero coupon due 03/03/2008	$16,500,000	$16,498,194
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	815,796	815,796
Quebecor World Capital Corp.
4.875% due 11/15/2008 ^	365,000	251,314

TOTAL SHORT TERM INVESTMENTS
(Cost $17,565,304)		$17,565,304

Total Investments (High Income Fund)
(Cost $455,939,058) - 99.23%		$388,858,476
Other Assets in Excess of Liabilities - 0.77%		3,020,698

TOTAL NET ASSETS - 100.00%		$391,879,174

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.38%

Argentina - 0.22%
Republic of Argentina
1.2621% due 12/15/2035 (b)	EUR	587,000	$98,027
1.3182% due 12/15/2035 (b)		$48,000	6,322
1.3834% due 12/15/2035 (b)	ARS	5,863,355	185,520
2.00% due 01/03/2010 (b)		1,870,000	600,731
5.83% due 12/31/2033 (b)		858,954	310,506
7.00% due 09/12/2013		$751,000	676,651
8.00% due 02/26/2008 ^	EUR	304,137	141,750
8.00% due 10/30/2009 ^		175,000,000	39,790
8.125% due 04/21/2008 ^		625,000	272,964
9.00% due 05/26/2009 ^		100,000	42,677
11.75% due 05/20/2011 ^		2,425,000	555,287
11.75% due 11/13/2026 ^		1,800,000	391,214

			3,321,439

Brazil - 1.36%
Federative Republic of Brazil
6.00% due 05/15/2017	BRL	2,852,000	2,719,816
10.00% due 01/01/2012		5,845,000	3,260,850
10.00% due 07/01/2010		25,691,000	14,699,138
10.00% due 01/01/2010		1,000	578

			20,680,382

Colombia - 0.02%
Republic of Colombia
7.375% due 09/18/2037		$338,000	359,463
Ecuador - 0.15%
Republic of Ecuador
9.375% due 12/15/2015		60,000	62,256
10.00% due 08/15/2030		2,222,000	2,177,560

			2,239,816

Indonesia - 0.34%
Republic of Indonesia
9.75% due 05/15/2037	IDR	11,122,000,000	1,279,490
10.25% due 07/15/2027		9,327,000,000	969,669
10.25% due 07/15/2022		14,706,000,000	1,551,182
11.00% due 09/15/2025		12,836,000,000	1,425,447

			5,225,788

Panama - 0.52%
Republic of Panama
6.70% due 01/26/2036		$5,119,000	5,144,595
9.375% due 04/01/2029		2,150,000	2,838,000

			7,982,595

Peru - 0.12%
Republic of Peru
6.55% due 03/14/2037		648,000	664,200
7.35% due 07/21/2025		77,000	86,240
8.75% due 11/21/2033		862,000	1,118,445

			1,868,885

Turkey - 1.01%
Republic of Turkey
6.875% due 03/17/2036		10,496,000	9,682,560
7.00% due 06/05/2020		146,000	147,642
7.00% due 09/26/2016		535,000	557,096
7.375% due 02/05/2025		1,929,000	1,965,169
14.00% due 01/19/2011	TRY	3,896,000	3,048,169

			15,400,636

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Uruguay - 0.07%
Republic of Uruguay
7.625% due 03/21/2036	$1,038,633	$1,067,195

Venezuela - 0.57%
Republic of Venezuela
5.75% due 02/26/2016	4,667,000	3,838,608
7.65% due 04/21/2025	949,000	811,395
8.50% due 10/08/2014	339,000	327,135
9.375% due 01/13/2034	1,588,000	1,549,888
10.75% due 09/19/2013	1,952,000	2,078,880

		8,605,906

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $65,989,036)		$66,752,105

CORPORATE BONDS - 83.97%

Advertising - 0.31%
Lamar Media Corp.
6.625% due 08/15/2015	2,590,000	2,382,800
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)	715,000	418,275
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	510,000	300,900
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	685,000	404,150
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,960,000	1,166,200

		4,672,325

Aerospace - 0.38%
Alliant Techsystems, Inc.
6.75% due 04/01/2016	695,000	679,362
DRS Technologies, Inc.
6.625% due 02/01/2016	280,000	273,700
6.875% due 11/01/2013	4,925,000	4,826,500

		5,779,562

Air Travel - 1.21%
Continental Airlines, Inc.
6.541% due 09/15/2009	135,450	135,450
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,060,000	3,654,000
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	11,600,000	11,600,000
Delta Air Lines, Inc.
8.954% due 08/10/2014 (g)	3,150,851	3,009,063

		18,398,513

Aluminum - 0.60%
Novelis, Inc.
7.25% due 02/15/2015	10,236,000	9,212,400

Apparel & Textiles - 0.12%
Oxford Industries, Inc.
8.875% due 06/01/2011	1,925,000	1,848,000

Auto Parts - 1.52%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	2,840,000	2,428,200
11.25% due 11/01/2015 (a)(g)	5,530,000	4,589,900

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Auto Parts (continued)
Keystone Automotive Operations
9.75% due 11/01/2013	$4,200,000	$2,562,000
Visteon Corp.
8.25% due 08/01/2010	16,325,000	13,590,562

		23,170,662

Auto Services - 1.88%
Ashtead Holdings PLC
8.625% due 08/01/2015 (g)	1,505,000	1,226,575
AutoNation, Inc.
6.2575% due 04/15/2013 (b)	3,030,000	2,484,600
7.00% due 04/15/2014	515,000	468,650
Hertz Corp.
8.875% due 01/01/2014	6,195,000	5,900,738
10.50% due 01/01/2016	12,610,000	11,979,500
Penhall International Corp.
12.00% due 08/01/2014 (g)	7,900,000	6,636,000

		28,696,063

Automobiles - 1.72%
Ford Motor Company
7.45% due 07/16/2031	2,355,000	1,607,287
General Motors Corp.
7.20% due 01/15/2011	2,655,000	2,402,775
8.375% due 07/15/2033	28,915,000	22,119,975

		26,130,037

Banking - 2.30%
ATF Capital BV
9.25% due 02/21/2014 (g)	7,890,000	7,988,625
HSBC Bank PLC
8.90% due 12/20/2010	52,153,000	2,171,748
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011	588,536	575,000
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)	257,513	251,590
7.00% due 11/01/2011 (b)(g)	247,828	242,128
HSBK Europe BV
7.25% due 05/03/2017 (g)	7,660,000	7,520,687
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)	1,864,000	1,599,330
6.375% due 04/30/2022 (b)	1,573,000	1,363,272
RSHB Capital
9.50% due 02/11/2011	120,168,000	5,004,018
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	944,000	880,280
7.175% due 05/16/2013 (g)	1,479,000	1,510,503
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	4,265,000	3,561,275
8.25% due 01/22/2037	2,738,000	2,313,610

		34,982,066

Broadcasting - 0.33%
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,405,000	1,590,306
XM Satellite Radio, Inc.
7.7394% due 05/01/2013 (b)	2,770,000	2,368,350
9.75% due 05/01/2014	1,110,000	1,012,875

		4,971,531

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Building Materials & Construction - 1.13%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	$7,965,000	$5,057,775
9.75% due 04/15/2012	7,005,000	6,934,950
NTK Holdings, Inc.
10.75% due 03/01/2014	9,820,000	5,204,600

		17,197,325

Buildings - 0.16%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	2,280,000	2,459,575

Business Services - 2.55%
Affinion Group, Inc.
10.125% due 10/15/2013	5,315,000	5,208,700
11.50% due 10/15/2015	6,320,000	5,814,400
Allied Security Escrow Corp.
11.375% due 07/15/2011	9,005,000	7,901,887
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	3,210,000	2,600,100
First Data Corp.
9.875% due 09/24/2015 (g)	7,650,000	6,636,375
Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,126,000	4,156,945
10.25% due 08/15/2015	6,560,000	6,527,200

		38,845,607

Cable & Television - 3.02%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	270,000	259,875
9.6444% due 04/01/2009 (b)	500,000	500,000
Charter Communications Holdings I LLC
11.75% due 05/15/2014	3,915,000	1,996,650
12.125% due 01/15/2015	3,020,000	1,540,200
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	22,964,000	15,959,980
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	2,915,000	2,667,225
10.25% due 10/01/2013	533,000	467,708
Charter Communications Holdings LLC
11.75 due 05/15/2011	1,755,000	1,088,100
12.125 due 01/15/2012	1,840,000	1,048,800
CSC Holdings, Inc.
6.75% due 04/15/2012	2,550,000	2,460,750
7.25% due 07/15/2008	550,000	551,375
7.625% due 07/15/2018	1,403,000	1,283,745
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	775,125
8.125% due 08/15/2009	3,845,000	3,912,287
8.125% due 07/15/2009	470,000	478,225
DirecTV Holdings LLC
8.375% due 03/15/2013	5,540,000	5,706,200
EchoStar DBS Corp.
6.625% due 10/01/2014	4,600,000	4,427,500
ION Media Networks, Inc., Series A
11.00% due 07/31/2013	500	224

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Rogers Cable, Inc.
8.75% due 05/01/2032	$750,000	$910,786

		46,034,755

Cellular Communications - 2.19%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	3,940,000	3,349,000
America Movil SAB de CV
5.625% due 11/15/2017	1,410,000	1,396,907
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	1,840,000	1,619,200
Rural Cellular Corp.
8.1238% due 06/01/2013 (b)	3,260,000	3,292,600
9.875% due 02/01/2010	2,025,000	2,080,687
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	18,540,000	17,427,600
10.75% due 12/16/2013	700,000	676,813
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	3,600,000	3,568,680

		33,411,487

Chemicals - 1.43%
Georgia Gulf Corp.
9.50% due 10/15/2014	4,730,000	3,571,150
10.75% due 10/15/2016	6,460,000	4,199,000
Huntsman International LLC
7.875% due 11/15/2014	1,975,000	2,044,125
IMC Global, Inc.
7.30% due 01/15/2028	25,000	24,250
Koppers, Inc.
9.875% due 10/15/2013	4,425,000	4,679,438
Methanex Corp.
8.75% due 08/15/2012	3,615,000	3,877,087
Montell Finance Company BV
8.10% due 03/15/2027 (g)	4,155,000	2,742,300
Westlake Chemical Corp.
6.625% due 01/15/2016	800,000	708,000

		21,845,350

Coal - 0.29%
International Coal Group, Inc.
10.25% due 07/15/2014	4,600,000	4,347,000

Commercial Services - 1.27%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	10,434,000	10,825,275
Rental Service Corp.
9.50% due 12/01/2014	7,285,000	5,955,488
U.S Investigations Services, Inc.
11.75% due 05/01/2016 (g)	3,240,000	2,559,600

		19,340,363

Computers & Business Equipment - 0.26%
Activant Solutions, Inc.
9.50% due 05/01/2016	4,725,000	3,921,750

Construction & Mining Equipment - 0.14%
Terex Corp.
7.375% due 01/15/2014	2,220,000	2,203,350

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Construction Materials - 0.16%
Nortek, Inc.
8.50% due 09/01/2014	$3,070,000	$2,379,250

Containers & Glass - 1.61%
Graham Packaging Company
8.50% due 10/15/2012	610,000	547,475
9.875% due 10/15/2014	6,540,000	5,575,350
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	8,335,000	7,855,737
Greif, Inc.
6.75% due 02/01/2017	4,185,000	4,038,525
Owens-Illinois, Inc.
7.35% due 05/15/2008	200,000	200,000
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	1,790,000	1,669,175
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,350,000	17,625
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	4,615,000	4,084,275
8.375% due 07/01/2012	500,000	470,000

		24,458,162

Correctional Facilities - 0.29%
Corrections Corp. of America
6.25% due 03/15/2013	3,725,000	3,715,688
6.75% due 01/31/2014	750,000	753,750

		4,469,438

Crude Petroleum & Natural Gas - 2.36%
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	5,906,675
6.375% due 06/15/2015	815,000	788,512
6.50% due 08/15/2017	3,015,000	2,894,400
6.625% due 01/15/2016	1,000,000	973,750
7.00% due 08/15/2014	425,000	426,062
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,751,750
8.00% due 05/15/2017	1,760,000	1,689,600
OPTI Canada, Inc.
8.25% due 12/15/2014 (g)	3,305,000	3,263,688
PetroHawk Energy Corp.
9.125% due 07/15/2013	3,125,000	3,187,500
Petrozuata Finance, Inc.
8.22% due 04/01/2017 (g)	219,000	219,000
8.22% due 04/01/2017	4,368,000	4,477,200
Quicksilver Resources, Inc.
7.125% due 04/01/2016	3,800,000	3,638,500
Southwestern Energy Company
7.50% due 02/01/2018 (g)	3,590,000	3,697,700
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	3,320,000	3,104,200

		36,018,537

Domestic Oil - 1.86%
Exco Resources, Inc.
7.25% due 01/15/2011	8,815,000	8,484,437
Parallel Petroleum Corp.
10.25% due 08/01/2014 (g)	4,600,000	4,531,000
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	3,517,688
8.25% due 12/15/2011	4,855,000	4,830,725

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Whiting Petroleum Corp.
7.00% due 02/01/2014	$1,485,000	$1,477,575
7.25% due 05/01/2012	5,595,000	5,567,025

		28,408,450

Educational Services - 0.54%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012	240,000	199,200
American Achievement Corp.
8.25% due 04/01/2012	695,000	628,975
Education Management Corp.
8.75% due 06/01/2014	5,780,000	5,086,400
10.25% due 06/01/2016	2,791,000	2,344,440

		8,259,015

Electrical Utilities - 6.72%
AES China Generating Company
8.25% due 06/26/2010	554,000	531,395
AES Corp.
8.00% due 10/15/2017	5,440,000	5,548,800
8.75% due 05/15/2013 (g)	62,000	64,790
8.875% due 02/15/2011	2,220,000	2,319,900
9.375% due 09/15/2010	5,000,000	5,275,000
9.50% due 06/01/2009	1,775,000	1,837,125
Edison Mission Energy
7.625% due 05/15/2027	5,510,000	5,193,175
7.75% due 06/15/2016	3,140,000	3,234,200
EEB International Ltd.
8.75% due 10/31/2014 (g)	5,250,000	5,506,200
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	49,765,000	48,645,288
Midwest Generation LLC, Series B
8.56% due 01/02/2016	951,672	1,013,531
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	6,109,625	6,758,773
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	409,204	470,584
Orion Power Holdings, Inc.
12.00% due 05/01/2010	6,820,000	7,399,700
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)	8,860,000	8,505,600

		102,304,061

Electronics - 0.71%
L-3 Communications Corp.
7.625% due 06/15/2012	2,575,000	2,639,375
L-3 Communications Corp., Series B
6.375% due 10/15/2015	8,173,000	8,111,702

		10,751,077

Energy - 2.50%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	9,630,000	8,955,900
Mirant North America LLC
7.375% due 12/31/2013	3,500,000	3,513,125
NRG Energy, Inc.
7.25% due 02/01/2014	3,720,000	3,631,650
7.375% due 02/01/2016	12,405,000	11,955,319
7.375% due 01/15/2017	2,805,000	2,699,813

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Sonat, Inc.
7.625% due 07/15/2011	$2,900,000	$3,010,710
VeraSun Energy Corp.
9.375% due 06/01/2017 (g)	5,835,000	4,317,900

		38,084,417

Financial Services - 5.54%
AmeriCredit Corp
8.50% due 07/01/2015 (a)	5,340,000	4,111,800
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	9,075,000	9,413,706
Ford Motor Credit Company
7.1255% due 01/13/2012 (b)	1,400,000	1,101,708
8.00% due 12/15/2016	2,890,000	2,366,815
10.2406% due 06/15/2011 (b)	7,400,000	6,395,191
General Motors Acceptance Corp.
6.875% due 08/28/2012	4,055,000	3,236,733
8.00% due 11/01/2031	20,000,000	15,119,840
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	9,710,000	9,904,200
9.75% due 04/01/2017	2,610,000	2,590,425
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance ULC
7.565% due 11/15/2014 (b)	2,215,000	1,982,425
JSG Funding PLC
7.75% due 04/01/2015	1,275,000	1,147,500
Leucadia National Corp.
8.125% due 09/15/2015	3,650,000	3,677,375
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,110,000	2,931,175
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	1,280,000	1,259,200
Nell AF SARL
8.375% due 08/15/2015 (g)	5,200,000	3,640,000
Residential Capital Corp.
6.9225% due 04/17/2009 (b)(g)	3,280,000	1,672,800
7.875% due 06/30/2010	5,310,000	3,026,700
Residential Capital LLC
7.50% due 02/22/2011	6,965,000	3,708,862
8.375% due 06/30/2015	3,180,000	1,685,400
TNK-BP Finance SA
6.625% due 03/20/2017 (g)	96,000	85,920
6.625% due 03/20/2017	1,870,000	1,700,410
7.50% due 07/18/2016 (g)	1,362,000	1,305,886
7.875% due 03/13/2018 (g)	2,340,000	2,272,842

		84,336,913

Food & Beverages - 0.40%
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,740,000	1,426,800
8.625% due 05/01/2009	800,000	704,000
8.75% due 07/15/2013	425,000	344,250
8.875% due 03/15/2011 (a)	4,325,000	3,633,000

		6,108,050

Funeral Services - 0.29%
Service Corp. International
6.75% due 04/01/2016	95,000	94,525
7.50% due 04/01/2027	2,655,000	2,289,938
7.625% due 10/01/2018	1,310,000	1,352,575

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Funeral Services (continued)
Service Corp. International (continued)
7.875% due 02/01/2013	$690,000	$687,520

		4,424,558

Furniture & Fixtures - 0.75%
Norcraft Companies LP
9.00% due 11/01/2011	6,875,000	6,737,500
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	5,395,000	4,693,650

		11,431,150

Gas & Pipeline Utilities - 2.12%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,530,000	1,529,044
El Paso Corp.
7.375% due 12/15/2012	225,000	233,952
7.80% due 08/01/2031	6,395,000	6,596,551
7.875% due 06/15/2012 (a)	6,025,000	6,330,998
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	3,338,562
Williams Companies, Inc.
7.625% due 07/15/2019	3,050,000	3,263,500
7.875% due 09/01/2021	4,680,000	5,101,200
8.75% due 03/15/2032	4,975,000	5,858,063

		32,251,870

Healthcare Products - 0.55%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	2,805,000	2,398,275
Leiner Health Products, Inc.
11.00% due 06/01/2012	14,530,000	2,906,000
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)	1,300,000	1,222,000
8.50% due 06/01/2015	1,855,000	1,850,363

		8,376,638

Healthcare Services - 1.32%
DaVita, Inc.
7.25% due 03/15/2015	6,375,000	6,311,250
U.S. Oncology Holdings, Inc., PIK, Series S/A
10.7593% due 03/15/2012	6,895,000	5,309,150
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	2,035,000	1,490,637
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	7,300,000	6,971,500

		20,082,537

Holdings Companies/Conglomerates - 0.30%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	3,972,000	3,276,900
Leucadia National Corp.
7.125% due 03/15/2017	1,370,000	1,318,625

		4,595,525

Homebuilders - 0.26%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	205,000	139,400
8.625% due 01/15/2017 (a)	2,485,000	1,975,575

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)

(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Homebuilders (continued)
KB Home
8.625% due 12/15/2008	$1,910,000	$1,910,000

		4,024,975

Hotels & Restaurants - 0.73%
Buffets, Inc.
12.50% due 11/01/2014	5,915,000	147,875
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	3,405,000	2,979,375
Denny's Corp.
10.00% due 10/01/2012	2,500,000	2,362,500
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,120,000	2,901,600
Sbarro, Inc.
10.375% due 02/01/2015	3,380,000	2,771,600

		11,162,950

Household Products - 0.25%
Jarden Corp.
7.50% due 05/01/2017	4,295,000	3,763,494

Industrial Machinery - 0.44%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	8,040,000	6,673,200

International Oil - 1.69%
Corral Finans AB, PIK
5.7575% due 04/15/2010 (b)(g)	3,516,835	2,672,795
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,060,000	995,128
6.51% due 03/07/2022 (g)	2,700,000	2,460,510
Gaz Capital for Gazprom, Series REGS
6.51% due 03/07/2022	4,017,000	3,680,777
Gazprom OAO, Series A6
6.95% due 08/06/2009	37,840,000	1,559,970
OAO Gazprom, Series A7
0.2544% due 10/29/2009	93,970,000	3,856,345
OAO Gazprom, Series A8
0.2713% due 10/27/2011	31,320,000	1,269,661
Pemex Project Funding Master Trust
6.625% due 06/15/2035	452,000	472,724
6.625% due 06/15/2035	4,172,000	4,363,282
9.125% due 10/13/2010	50,000	55,925
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	1,745,000	1,583,587
7.00% due 05/01/2017 (g)	3,160,000	2,836,100

		25,806,804

Leisure Time - 3.16%
Boyd Gaming Corp.
6.75% due 04/15/2014	5,900,000	4,867,500
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	1,641,000	1,497,412
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (g)	2,300,000	1,955,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	3,000,000	2,160,000
Herbst Gaming, Inc.
7.00% due 11/15/2014	3,750,000	918,750
8.125% due 06/01/2012	220,000	51,700

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	$4,110,000	$3,699,000
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	4,665,000	4,595,025
Mandalay Resort Group
7.625% due 07/15/2013 (a)	1,500,000	1,413,750
MGM Mirage, Inc.
5.875% due 02/27/2014	1,100,000	968,000
6.625% due 07/15/2015	260,000	232,375
6.75% due 09/01/2012	2,200,000	2,068,000
7.50% due 06/01/2016	875,000	813,750
7.625% due 01/15/2017	1,140,000	1,074,450
8.375% due 02/01/2011	2,800,000	2,814,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	2,900,000	2,479,500
Park Place Entertainment Corp.
7.875% due 03/15/2010	525,000	490,875
8.125% due 05/15/2011 (a)	2,250,000	1,912,500
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	455,012
Seneca Gaming Corp.
7.25% due 05/01/2012	1,825,000	1,752,000
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	1,125,000	973,125
9.125% due 02/01/2015 (g)	990,000	881,100
Station Casinos, Inc.
6.50% due 02/01/2014	500,000	333,750
6.625% due 03/15/2018	1,965,000	1,203,563
7.75% due 08/15/2016	3,625,000	3,017,813
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014 (g)	5,780,000	5,548,800

		48,176,750

Medical-Hospitals - 3.39%
Community Health Systems, Inc.
8.875% due 07/15/2015	6,650,000	6,525,313
HCA, Inc.
6.375% due 01/15/2015	7,055,000	5,890,925
7.50% due 12/15/2023	3,050,000	2,437,926
7.69% due 06/15/2025	405,000	326,968
8.75% due 09/01/2010	600,000	603,000
9.25% due 11/15/2016	4,405,000	4,515,125
9.625% due 11/15/2016	14,086,000	14,543,795
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,690,000	5,099,662
6.50% due 06/01/2012	2,015,000	1,742,975
7.375% due 02/01/2013	6,086,000	5,279,605
9.875% due 07/01/2014	4,995,000	4,664,081

		51,629,375

Mining - 1.70%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	17,210,000	18,242,600
Noranda Aluminium Acquisition Corp.
8.7375% due 05/15/2015 (g)	1,400,000	1,078,000
Noranda Aluminium Holding Corp., PIK
10.4875% due 11/15/2014 (b)(g)	3,785,000	2,687,350
Vale Overseas, Ltd.
6.875% due 11/21/2036	2,802,000	2,707,825

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Mining (continued)
Vale Overseas, Ltd. (continued)
8.25% due 01/17/2034	$1,021,000	$1,121,359

		25,837,134

Office Furnishings & Supplies - 0.30%
Interface, Inc.
9.50% due 02/01/2014	3,075,000	3,167,250
10.375% due 02/01/2010	1,410,000	1,473,450

		4,640,700

Oil & Gas Drilling - 0.07%
Forbes Energy Services LLC
11.00% due 02/15/2015 (g)	1,060,000	1,038,800

Paper - 2.34%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	1,820,000	1,531,075
6.95% due 04/01/2008 (a)	2,715,000	2,389,200
7.40% due 04/01/2018	3,750,000	1,771,875
7.75% due 06/15/2011	3,010,000	1,655,500
7.875% due 08/01/2009 (a)	1,440,000	921,600
8.375% due 04/01/2015	2,955,000	1,654,800
8.4906% due 06/15/2011 (b)	2,700,000	1,404,000
8.55% due 08/01/2010 (a)	1,060,000	592,275
Appleton Papers, Inc.
8.125% due 06/15/2011	2,300,000	2,231,000
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	4,755,000	4,517,250
NewPage Corp.
9.4894% due 05/01/2012 (b)	12,510,000	12,259,800
10.00% due 05/01/2012 (g)	520,000	521,300
Rock-Tenn Company
9.25% due 03/15/2016 (g)	2,320,000	2,352,805
Smurfit Capital Funding PLC
7.50% due 11/20/2025	2,010,000	1,798,950

		35,601,430

Petroleum Services - 1.98%
Belden & Blake Corp.
8.75% due 07/15/2012	6,555,000	6,555,000
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,690,000	1,698,450
Complete Production Services, Inc.
8.00% due 12/15/2016	4,655,000	4,474,619
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	1,500,000	1,299,063
8.375% due 08/01/2066 (b)	2,800,000	2,749,401
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	5,380,000	5,393,450
Pride International, Inc.
7.375% due 07/15/2014	1,270,000	1,320,800
SemGroup LP
8.75% due 11/15/2015 (g)	7,150,000	6,649,500

		30,140,283

Plastics - 0.14%
Newpage Holding Corp.
11.8181% due 11/01/2013	2,470,000	2,062,450

Publishing - 1.53%
Dex Media West LLC
9.875% due 08/15/2013	1,700,000	1,428,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Publishing (continued)
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	$3,660,000	$2,635,200
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	2,670,000	1,922,400
8.00% due 11/15/2013	25,000	17,750
Idearc, Inc.
8.00% due 11/15/2016	12,460,000	7,351,400
Sun Media Corp.
7.625% due 02/15/2013	1,350,000	1,296,000
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (b)(g)	4,540,000	3,280,150
10.50% due 01/15/2015 (g)	6,000,000	5,340,000

		23,270,900

Railroads & Equipment - 0.91%
American Railcar Industries, Inc.
7.50% due 03/01/2014	1,610,000	1,473,150
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	7,875,000	8,190,000
Kansas City Southern de Mexico SA de CV
7.375% due 03/01/2014 (g)	2,270,000	2,108,263
7.625% due 12/01/2013	1,150,000	1,083,875
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,060,000	1,070,600

		13,925,888

Real Estate - 1.22%
Ashton Woods USA
9.50% due 10/01/2015	2,950,000	1,504,500
Forest City Enterprises
7.625% due 06/01/2015	145,000	136,300
Host Marriott LP, REIT
7.125% due 11/01/2013	5,100,000	5,023,500
Realogy Corp.
10.50% due 04/15/2014	1,010,000	717,100
12.375% due 04/15/2015	11,855,000	6,283,150
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,185,000	1,155,375
6.75% due 04/01/2017	3,890,000	3,831,650

		18,651,575

Retail - 1.11%
Eye Care Centers of America
10.75% due 02/15/2015	1,760,000	1,852,400
Michaels Stores, Inc.
10.00% due 11/01/2014	3,995,000	3,490,631
11.375% due 11/01/2016	1,940,000	1,605,350
Suburban Propane Partners LP
6.875% due 12/15/2013	10,200,000	9,894,000

		16,842,381

Retail Grocery - 0.26%
Delhaize America, Inc.
9.00% due 04/15/2031	3,330,000	4,038,184

Retail Trade - 1.52%
American Greetings Corp.
7.375% due 06/01/2016	375,000	370,313

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail Trade (continued)
Blockbuster, Inc.
9.00% due 09/01/2012	$4,160,000	$3,369,600
Dollar General Corp., PIK
11.875% due 07/15/2017 (g)	9,085,000	7,540,550
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	1,870,000	1,617,550
10.375% due 10/15/2015	10,365,000	10,326,131

		23,224,144

Semiconductors - 0.32%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,695,000	1,381,425
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	2,177,000	1,981,070
9.50% due 10/15/2015	1,745,000	1,447,268

		4,809,763

Steel - 2.36%
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	4,215,000	4,413,564
7.25% due 10/20/2017	4,530,000	4,660,011
Metals USA Holdings Corp., PIK
10.7288% due 07/01/2012	3,790,000	2,804,600
Metals USA, Inc.
11.125% due 12/01/2015	8,350,000	8,245,625
Ryerson, Inc.
12.00% due 11/01/2015 (g)	10,185,000	9,573,900
Steel Dynamics, Inc.
7.375% due 11/01/2012 (g)	2,295,000	2,323,688
Tube City IMS Corp.
9.75% due 02/01/2015	4,510,000	3,980,075

		36,001,463

Telecommunications Equipment &
Services - 3.81%
Axtel SAB de CV
7.625% due 02/01/2017 (g)	7,200,000	7,308,000
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	350,000	353,500
Citizens Communications Company
7.05% due 10/01/2046	1,000,000	730,000
7.875% due 01/15/2027	4,890,000	4,352,100
9.25% due 05/15/2011	100,000	105,250
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (g)	3,798,000	3,741,030
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	3,360,000	2,587,200
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	3,815,000	3,815,000
11.25% due 06/15/2016	10,550,000	10,510,438
iPCS, Inc.
5.3644% due 05/01/2013	3,140,000	2,512,000
Level 3 Financing, Inc.
6.7044% due 02/15/2015 (b)	1,700,000	1,198,500
9.25% due 11/01/2014	9,445,000	7,650,450
PanAmSat Corp.
9.00% due 08/15/2014	655,000	655,000
9.00% due 06/15/2016	905,000	905,000
True Move Company, Ltd.
10.375% due 08/01/2014 (g)	2,610,000	2,774,931

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
United States West Communications, Inc.
6.875% due 09/15/2033		$9,991,000	$8,767,102
World Access, Inc.
13.25% due 01/15/2049		1,469,547	67,967

			58,033,468

Telephone - 2.14%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028		2,115,000	1,755,450
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)		6,650,000	6,550,250
Qwest Communications International, Inc.
7.25% due 02/15/2011		25,000	24,687
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		5,743,000	5,585,068
Virgin Media, Inc.
9.125% due 08/15/2016		10,485,000	8,807,400
Windstream Corp.
8.625% due 08/01/2016		9,740,000	9,910,450

			32,633,305

Tobacco - 0.35%
Alliance One International, Inc.
8.50% due 05/15/2012		2,870,000	2,683,450
11.00% due 05/15/2012		2,580,000	2,618,700

			5,302,150

Transportation - 0.52%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		1,930,000	1,963,775
Teekay Shipping Corp.
8.875% due 07/15/2011		5,627,000	5,992,755

			7,956,530

Trucking & Freight - 0.40%
Saint Acquisition Corp.
10.815% due 05/15/2015 (b)(g)		9,075,000	3,902,250
12.50% due 05/15/2017 (g)		4,980,000	2,216,100

			6,118,350

Utility Service - 0.24%
Edison Mission Energy
7.20% due 05/15/2019		3,670,000	3,596,600

TOTAL CORPORATE BONDS (Cost $1,420,393,198)			$1,279,170,415

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.24%

Argentina - 0.24%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	6,100,000,000	1,409,945
7.00% due 03/18/2004 ^		625,000	281,807
7.625 due 08/11/2007 ^	505,000,000		123,188
8.125% due 10/04/2004 ^		375,000	163,676
8.50% due 02/23/2005 ^		2,400,000	544,905
9.00% due 06/20/2003 ^		600,000	269,168
9.25% due 10/21/2002 ^		225,000	98,205
9.50% due 03/04/2004 ^		456,000	210,106
9.75% due 11/26/2003 ^		425,000	183,886

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES (continued)

Argentina (continued)
Republic of Argentina (continued)
10.00% due 02/22/2007 ^	EUR	775,000	$355,712

			3,640,598

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $3,028,283)			$3,640,598

COMMON STOCKS - 0.01%

Household Products - 0.01%
Home Interiors *		9,260,656	92,606

Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc. *		821	1,355

TOTAL COMMON STOCKS (Cost $2,429,008)			$93,961

PREFERRED STOCKS - 0.86%

Banking - 0.54%
Bank of America Corp. * (b)		7,740	8,281,800

Cable & Television - 0.00%
ION Media Networks, Inc., Series B *		10	45,000

Financial Services - 0.32%
Citigroup, Inc., Series T		96,600	4,805,850

TOTAL PREFERRED STOCKS (Cost $12,665,532)			$13,132,650

TERM LOANS - 3.27%

Apparel & Textiles - 0.11%
Simmons Holdco, Inc., PIK
8.2044% due 02/15/2012 (b)		2,500,000	1,737,500

Auto Parts - 0.38%
Allison Transmission, Inc.
7.90% due 08/07/2014 (b)		6,483,750	5,745,315

Auto Services - 0.15%
Penhall Holdings, PIK
12.8238% due 04/01/2012 (b)		2,650,501	2,304,690

Containers & Glass - 0.39%
Berry Plastics Group, Inc.
11.6463% due 06/15/2014 (b)		6,767,967	5,876,288

Domestic Oil - 0.82%
Ashmore Energy
7.83% due 03/30/2014 (b)		3,649,628	3,220,797
Sandridge Energy
8.625% due 04/01/2015 (b)		9,500,000	9,215,000

			12,435,797

Food & Beverages - 0.11%
Aramark Corp.
7.5788% due 01/31/2014 (b)		1,830,265	1,699,575
Aramark Corp., Tranche B
7.0731% due 01/31/2014		59,735	53,463

			1,753,038
Gas & Pipeline Utilities - 0.25%
Stallion Oilfield Services
9.86% due 07/31/2012 (b)		4,200,000	3,780,000

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)

Healthcare Services - 0.32%
Iasis Holdco, Inc., PIK
10.315% due 06/15/2014 (b)		$5,413,732	$4,872,359

Leisure Time - 0.11%
Las Vegas Sands, LLC
7.10% due 05/23/2014		2,000,000	1,645,000

Paper - 0.16%
Verso Paper Holdings, Inc.
11.1613% due 02/01/2013 (b)		3,000,000	2,512,500

Telecommunications Equipment &
Services - 0.47%
Wind Acquisition Finance SA, PIK
11.2013% due 12/21/2011 (b)		7,835,343	7,130,162

TOTAL TERM LOANS (Cost $54,435,173)			$49,792,649

WARRANTS - 0.01%

Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *		305,000	110,562

TOTAL WARRANTS (Cost $94,550)			$110,562

REPURCHASE AGREEMENTS - 3.51%
Merrill Lynch Tri-Party Repurchase
Agreement dated 02/29/2008 at
3.00% to be repurchased at
$53,513,375 on 03/03/2008,
collateralized by $53,698,000
Federal National Mortgage
Association, 5.50% due
12/14/2022 (valued at
$54,570,000, including interest)		$53,500,000	$53,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,500,000)			$53,500,000

SHORT TERM INVESTMENTS - 3.34%
Bank Negara Malaysia Monetary Notes, Series 1907
zero coupon due 03/13/2008 to
05/08/2008	MYR	4,645,000	$1,447,114
Bank Negara Malaysia Monetary Notes, Series 4007
zero coupon due 04/10/2008		248,000	77,342
Bank Negara Malaysia Monetary Notes, Series 4207
zero coupon due 04/22/2008		6,120,000	1,906,616
Bank Negara Malaysia Monetary Notes, Series 5207
zero coupon due 06/17/2008		7,689,000	2,383,305
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/25/2008	EGP	96,200,000	16,554,678
John Hancock Cash
Investment Trust, 3.5681% (c)(h)		$28,559,280	28,559,280

TOTAL SHORT TERM INVESTMENTS
(Cost $50,675,927)			$50,928,335

Total Investments (High Yield Fund)
(Cost $1,663,210,707) - 99.59%			$1,517,121,275
Other Assets in Excess of Liabilities - 0.41%			6,183,780

TOTAL NET ASSETS - 100.00%			$1,523,305,055

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.67%

Advertising - 0.18%
Interpublic Group of Companies, Inc. *	24,170	$208,345
Monster Worldwide, Inc. *	6,559	174,404
Omnicom Group, Inc.	16,762	748,759

		1,131,508
Aerospace - 2.27%
Boeing Company	39,741	3,290,158
General Dynamics Corp.	20,631	1,688,647
Goodrich Corp.	6,405	379,368
Lockheed Martin Corp.	17,794	1,836,341
Northrop Grumman Corp.	17,349	1,363,805
Raytheon Company	22,012	1,427,258
Rockwell Collins, Inc.	8,353	491,992
United Technologies Corp.	50,685	3,573,799

		14,051,368
Agriculture - 0.77%
Archer-Daniels-Midland Company	32,964	1,486,677
Monsanto Company	28,037	3,243,320

		4,729,997
Air Travel - 0.07%
Southwest Airlines Company	37,637	461,430

Aluminum - 0.26%
Alcoa, Inc.	43,488	1,615,144

Apparel & Textiles - 0.43%
Cintas Corp.	6,924	199,273
Coach, Inc. *	18,876	572,320
Jones Apparel Group, Inc.	4,372	61,689
Liz Claiborne, Inc.	5,101	90,696
NIKE, Inc., Class B	19,691	1,185,398
Polo Ralph Lauren Corp., Class A	3,019	187,752
VF Corp.	4,514	343,244

		2,640,372
Auto Parts - 0.26%
AutoZone, Inc. *	2,263	260,426
Genuine Parts Company	8,609	355,121
Johnson Controls, Inc.	30,447	1,000,489

		1,616,036
Auto Services - 0.02%
AutoNation, Inc. *	7,074	103,068

Automobiles - 0.36%
Ford Motor Company *	108,199	706,539
General Motors Corp.	29,021	675,609
PACCAR, Inc.	18,886	819,275

		2,201,423
Banking - 3.62%
Bank of America Corp.	227,571	9,043,672
BB&T Corp.	28,173	877,025
Comerica, Inc.	7,743	280,606
Commerce Bancorp, Inc.	9,990	377,422
Fifth Third Bancorp	27,311	625,422
First Horizon National Corp.	6,480	105,235
Hudson City Bancorp, Inc.	26,684	423,475

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Huntington BancShares, Inc.	18,761	$229,259
KeyCorp	19,934	439,545
M&T Bank Corp.	3,832	314,531
Marshall & Ilsley Corp.	13,194	306,101
National City Corp.	32,488	515,260
Northern Trust Corp.	9,811	663,518
Regions Financial Corp.	35,640	755,568
Sovereign Bancorp, Inc.	18,480	203,834
SunTrust Banks, Inc.	17,907	1,040,934
U.S. Bancorp	88,533	2,834,827
Wachovia Corp.	101,289	3,101,469
Zions Bancorp	5,539	264,487

		22,402,190
Biotechnology - 0.79%
Amgen, Inc. *	55,768	2,538,560
Applera Corp.	8,623	290,681
Biogen Idec, Inc. *	15,042	877,851
Genzyme Corp. *	13,638	967,207
Millipore Corp. *	2,798	195,580

		4,869,879
Broadcasting - 0.62%
CBS Corp., Class B	35,125	801,552
Clear Channel Communications, Inc.	25,530	816,960
News Corp., Class A	118,609	2,183,592

		3,802,104
Building Materials & Construction - 0.06%
Masco Corp.	18,910	353,428
Business Services - 1.07%
Affiliated Computer Services, Inc., Class A *	5,152	261,464
Automatic Data Processing, Inc.	26,980	1,077,851
Computer Sciences Corp. *	8,390	364,546
Convergys Corp. *	6,678	96,430
Electronic Data Systems Corp.	26,257	454,771
Equifax, Inc.	6,760	231,327
Fiserv, Inc. *	8,442	444,218
Fluor Corp.	4,534	631,360
H & R Block, Inc.	16,666	310,821
Jacobs Engineering Group, Inc. *	6,195	497,397
Moody's Corp.	10,997	417,666
Paychex, Inc.	17,100	537,966
Pitney Bowes, Inc.	11,121	397,909
R.R. Donnelley & Sons Company	11,003	350,225
Robert Half International, Inc.	8,258	222,553
Total Systems Services, Inc.	10,148	225,590
Unisys Corp. *	17,831	73,642

		6,595,736
Cable & Television - 1.36%
Comcast Corp., Class A *	157,574	3,078,996
DIRECTV Group, Inc. *	36,810	922,091
E.W. Scripps Company, Class A	4,594	191,891
Time Warner, Inc.	185,335	2,893,079
Viacom, Inc., Class B *	33,648	1,337,508

		8,423,565

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 0.19%
Motorola, Inc.	117,127	$1,167,756

Chemicals - 1.30%
Air Products & Chemicals, Inc.	11,044	1,008,649
Ashland, Inc.	2,872	126,856
Dow Chemical Company	48,423	1,825,063
E.I. Du Pont de Nemours & Company	46,098	2,139,869
Eastman Chemical Company	4,155	273,441
Hercules, Inc.	5,929	108,619
PPG Industries, Inc.	8,396	520,384
Praxair, Inc.	16,198	1,300,376
Rohm & Haas Company	6,425	344,444
Sigma-Aldrich Corp.	6,667	366,818

		8,014,519
Coal - 0.24%
CONSOL Energy, Inc.	9,303	706,842
Peabody Energy Corp.	13,577	768,730

		1,475,572
Commercial Services - 0.03%
CB Richard Ellis Group, Inc. *	10,148	203,569

Computers & Business Equipment - 5.64%
Apple, Inc. *	44,893	5,612,523
Cisco Systems, Inc. *	311,078	7,580,971
Cognizant Technology Solutions Corp.,
Class A *	14,888	449,766
Dell, Inc. *	114,905	2,280,864
EMC Corp. *	107,585	1,671,871
Hewlett-Packard Company	132,188	6,314,621
International Business Machines Corp.	70,653	8,044,551
Juniper Networks, Inc. *	26,745	717,301
Lexmark International, Inc. *	4,857	160,427
Network Appliance, Inc. *	17,648	381,550
SanDisk Corp. *	11,701	275,558
Sun Microsystems, Inc. *	42,485	696,754
Xerox Corp. *	47,399	696,765

		34,883,522
Construction & Mining Equipment - 0.22%
National Oilwell Varco, Inc. *	18,288	1,139,342
Rowan Companies, Inc.	5,706	230,009

		1,369,351
Construction Materials - 0.17%
Sherwin-Williams Company	5,346	276,816
Trane, Inc.	8,789	395,944
Vulcan Materials Company	5,548	388,915

		1,061,675
Containers & Glass - 0.12%
Ball Corp.	5,153	227,248
Bemis Company, Inc.	5,154	127,922
Pactiv Corp. *	6,690	169,391
Sealed Air Corp.	8,282	200,507

		725,068
Cosmetics & Toiletries - 2.46%
Avon Products, Inc.	22,000	837,320
Colgate-Palmolive Company	26,138	1,988,840

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Estee Lauder Companies, Inc., Class A	5,839	$248,625
International Flavors & Fragrances, Inc.	4,170	179,852
Kimberly-Clark Corp.	21,695	1,414,080
Procter & Gamble Company	159,239	10,538,437

		15,207,154
Crude Petroleum & Natural Gas - 2.59%
Apache Corp.	16,980	1,947,776
Chesapeake Energy Corp.	23,290	1,053,174
Devon Energy Corp.	22,815	2,343,557
EOG Resources, Inc.	12,613	1,500,821
Hess Corp.	14,250	1,327,815
Marathon Oil Corp.	36,419	1,936,034
Noble Energy, Inc.	8,802	681,275
Occidental Petroleum Corp.	42,486	3,287,142
Sunoco, Inc.	6,029	368,251
XTO Energy, Inc.	24,794	1,530,037

		15,975,882
Domestic Oil - 0.08%
Range Resources Corp.	7,650	468,027

Drugs & Health Care - 0.48%
Wyeth	68,663	2,995,080

Educational Services - 0.07%
Apollo Group, Inc., Class A *	7,013	430,458

Electrical Equipment - 0.42%
Cooper Industries, Ltd., Class A	9,233	387,140
Emerson Electric Company	40,364	2,056,949
Molex, Inc.	7,259	163,545

		2,607,634
Electrical Utilities - 2.88%
AES Corp. *	34,316	617,002
Allegheny Energy, Inc.	8,524	431,911
Ameren Corp.	10,665	455,395
American Electric Power Company, Inc.	20,510	839,269
CenterPoint Energy, Inc.	16,472	241,809
CMS Energy Corp.	11,541	166,075
Consolidated Edison, Inc.	13,922	569,271
Constellation Energy Group, Inc.	9,263	818,386
Dominion Resources, Inc.	29,987	1,197,681
DTE Energy Company	8,394	334,165
Dynegy, Inc., Class A *	25,420	188,108
Edison International	16,706	825,276
Entergy Corp.	9,966	1,023,907
Exelon Corp.	33,839	2,532,849
FirstEnergy Corp.	15,630	1,056,432
FPL Group, Inc.	20,873	1,258,433
Integrys Energy Group, Inc.	3,910	179,586
Pepco Holdings, Inc.	10,269	259,498
PG&E Corp.	18,154	683,680
Pinnacle West Capital Corp.	5,147	182,976
PPL Corp.	19,084	866,032
Public Service Enterprise Group, Inc.	26,079	1,150,084
Teco Energy, Inc.	10,802	161,814
The Southern Company	38,942	1,344,667

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Xcel Energy, Inc.	21,532	$426,764

		17,811,070
Electronics - 0.58%
Agilent Technologies, Inc. *	19,820	606,690
Harman International Industries, Inc.	3,101	127,761
Jabil Circuit, Inc.	10,669	137,843
L-3 Communications Holdings, Inc.	6,449	685,464
Thermo Fisher Scientific, Inc. *	21,634	1,209,990
Tyco Electronics, Ltd.	25,493	838,720

		3,606,468
Energy - 0.39%
Duke Energy Corp.	64,658	1,134,101
Progress Energy, Inc.	13,290	556,984
Sempra Energy	13,404	712,155

		2,403,240
Financial Services - 8.00%
American Capital Strategies, Ltd.	9,831	356,767
American Express Company	59,961	2,536,350
Ameriprise Financial, Inc.	11,890	602,110
Bank of New York Mellon Corp.	58,385	2,561,350
Bear Stearns Companies, Inc.	5,920	472,771
Capital One Financial Corp.	20,038	922,349
Charles Schwab Corp.	48,029	941,849
CIT Group, Inc.	9,723	216,045
Citigroup, Inc.	255,976	6,069,191
CME Group, Inc.	2,808	1,441,346
Countrywide Financial Corp.	29,672	187,230
Discover Financial Services	24,486	369,494
E*TRADE Financial Corp. *	23,677	101,101
Federal Home Loan Mortgage Corp.	33,921	854,131
Federal National Mortgage Association	50,155	1,386,786
Federated Investors, Inc., Class B	4,434	179,932
Fidelity National Information Services, Inc.	8,752	363,121
Franklin Resources, Inc.	8,292	782,516
Goldman Sachs Group, Inc.	20,390	3,458,756
IntercontinentalExchange, Inc. *	3,567	464,780
Janus Capital Group, Inc.	7,866	190,515
JP Morgan Chase & Company	172,232	7,001,231
Legg Mason, Inc. (c)	6,885	454,685
Lehman Brothers Holdings, Inc.	27,177	1,385,755
Leucadia National Corp.	8,670	392,404
Merrill Lynch & Company, Inc.	43,892	2,175,309
Morgan Stanley	54,414	2,291,918
NYSE Euronext	13,588	892,324
PNC Financial Services Group, Inc.	17,924	1,101,071
SLM Corp. *	26,446	518,606
State Street Corp.	19,802	1,555,447
T. Rowe Price Group, Inc.	13,539	684,126
Washington Mutual, Inc.	44,543	659,236
Wells Fargo & Company (c)	173,018	5,057,316
Western Union Company	38,503	800,862

		49,428,780
Food & Beverages - 3.39%
Campbell Soup Company	11,408	368,364

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Coca-Cola Enterprises, Inc.	14,674	$358,486
ConAgra Foods, Inc.	24,984	552,147
Dean Foods Company *	6,748	145,217
General Mills, Inc.	17,312	969,299
H.J. Heinz Company	16,250	716,788
Hershey Company	8,615	319,444
Kellogg Company	13,532	686,343
Kraft Foods, Inc., Class A	79,331	2,472,747
McCormick & Company, Inc.	6,550	225,648
Pepsi Bottling Group, Inc.	7,111	241,845
PepsiCo, Inc.	82,536	5,741,204
Sara Lee Corp.	37,132	468,977
Sysco Corp.	31,183	874,995
The Coca-Cola Company	101,904	5,957,308
Tyson Foods, Inc., Class A	14,040	202,316
William Wrigley, Jr. Company	11,169	668,576

		20,969,704
Forest Products - 0.11%
Weyerhaeuser Company	10,744	657,533

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	8,722	145,657

Gas & Pipeline Utilities - 0.90%
El Paso Corp.	35,917	585,447
Nicor, Inc.	2,314	78,907
NiSource, Inc.	14,058	241,657
Questar Corp.	8,857	489,349
Spectra Energy Corp.	32,421	749,249
Transocean, Inc. *	16,305	2,291,016
Williams Companies, Inc.	30,433	1,096,197

		5,531,822
Healthcare Products - 3.32%
Baxter International, Inc.	32,512	1,918,858
Becton, Dickinson & Company	12,506	1,130,792
Boston Scientific Corp. *	68,795	866,129
C.R. Bard, Inc.	5,225	495,278
Covidien, Ltd.	25,529	1,092,386
Johnson & Johnson	146,734	9,091,639
Medtronic, Inc.	57,974	2,861,596
Patterson Companies, Inc. *	7,169	252,349
St. Jude Medical, Inc. *	17,554	754,471
Stryker Corp.	12,207	794,798
Varian Medical Systems, Inc. *	6,415	336,467
Zimmer Holdings, Inc. *	12,035	906,115

		20,500,878
Healthcare Services - 1.80%
Cardinal Health, Inc.	18,539	1,096,396
Coventry Health Care, Inc. *	7,941	411,900
Express Scripts, Inc. *	12,923	763,749
Humana, Inc. *	8,687	593,583
IMS Health, Inc.	9,947	223,907
Laboratory Corp. of America Holdings *	5,907	456,670
McKesson Corp.	14,838	871,881
Medco Health Solutions, Inc. *	27,428	1,215,335
Quest Diagnostics, Inc.	8,041	383,314

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
UnitedHealth Group, Inc.	66,254	$3,079,486
WellPoint, Inc. *	29,294	2,052,924

		11,149,145
Holdings Companies/Conglomerates - 3.04%
General Electric Company	518,187	17,172,717
Loews Corp.	22,538	942,990
Textron, Inc.	12,780	692,293

		18,808,000
Homebuilders - 0.12%
Centex Corp.	6,233	138,310
D.R. Horton, Inc.	14,213	199,408
KB Home	3,949	94,500
Lennar Corp., Class A	7,146	132,987
Pulte Homes, Inc.	10,896	147,532

		712,737
Hotels & Restaurants - 1.04%
Darden Restaurants, Inc.	7,275	224,288
Marriott International, Inc., Class A	16,028	546,555
McDonald's Corp.	60,645	3,281,501
Starbucks Corp. *	37,451	672,994
Starwood Hotels & Resorts Worldwide, Inc.	10,211	483,287
Wendy's International, Inc.	4,481	108,799
Wyndham Worldwide Corp.	9,123	202,257
Yum! Brands, Inc.	26,078	898,387

		6,418,068
Household Appliances - 0.09%
Black & Decker Corp.	3,206	220,477
Whirlpool Corp.	3,963	334,358

		554,835
Household Products - 0.20%
Clorox Company	7,102	413,265
Fortune Brands, Inc.	7,832	508,923
Newell Rubbermaid, Inc.	14,321	325,087

		1,247,275
Industrial Machinery - 1.38%
Cameron International Corp. *	11,215	476,413
Caterpillar, Inc.	32,608	2,358,537
Cummins, Inc.	10,473	527,630
Deere & Company	22,753	1,938,783
Dover Corp.	10,189	422,945
Ingersoll-Rand Company, Ltd., Class A	13,969	584,742
ITT Corp.	9,297	522,863
Pall Corp.	6,286	247,480
Parker-Hannifin Corp.	8,625	557,434
Terex Corp. *	5,261	354,855
The Manitowoc Company, Inc.	6,657	271,206
W.W. Grainger, Inc.	3,454	254,422

		8,517,310
Insurance - 4.13%
ACE, Ltd.	16,899	950,400
Aetna, Inc.	25,658	1,272,637
AFLAC, Inc.	25,012	1,560,999
Allstate Corp.	29,263	1,396,723

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Ambac Financial Group, Inc.	5,207	$58,006
American International Group, Inc.	130,043	6,093,815
Aon Corp.	15,055	626,439
Assurant, Inc.	4,897	306,307
Chubb Corp.	19,678	1,001,610
CIGNA Corp.	14,314	638,118
Cincinnati Financial Corp.	8,511	316,354
Genworth Financial, Inc., Class A	22,491	521,341
Hartford Financial Services Group, Inc.	16,092	1,124,831
Lincoln National Corp.	13,804	705,522
Marsh & McLennan Companies, Inc.	26,670	679,285
MBIA, Inc.	10,221	132,566
MetLife, Inc.	37,973	2,212,307
MGIC Investment Corp.	4,194	62,113
Principal Financial Group, Inc.	13,413	740,800
Progressive Corp.	35,794	656,104
Prudential Financial, Inc.	23,278	1,698,596
SAFECO Corp.	4,848	224,269
The Travelers Companies, Inc.	33,069	1,534,732
Torchmark Corp.	4,726	284,789
UnumProvident Corp.	18,501	423,858
XL Capital, Ltd., Class A	9,140	329,588

		25,552,109
International Oil - 7.31%
Anadarko Petroleum Corp.	23,912	1,524,151
Chevron Corp.	108,262	9,381,985
ConocoPhillips	82,016	6,783,543
Exxon Mobil Corp.	280,143	24,375,242
Murphy Oil Corp.	9,646	775,346
Nabors Industries, Ltd. *	14,522	457,879
Noble Corp.	13,744	675,518
Weatherford International, Ltd. *	17,294	1,191,902

		45,165,566
Internet Content - 1.21%
Google, Inc., Class A *	11,870	5,592,907
Yahoo!, Inc. *	68,525	1,903,624

		7,496,531
Internet Retail - 0.48%
Amazon.com, Inc. *	15,753	1,015,596
eBay, Inc. *	58,297	1,536,709
Expedia, Inc. *	10,649	244,181
IAC/InterActiveCorp. *	9,453	188,115

		2,984,601
Internet Software - 0.23%
Akamai Technologies, Inc. *	8,520	299,563
Symantec Corp. *	44,469	748,858
VeriSign, Inc. *	11,329	394,249

		1,442,670
Leisure Time - 0.91%
Brunswick Corp.	4,509	73,452
Carnival Corp.	22,396	881,282
Electronic Arts, Inc. *	16,150	763,733
International Game Technology	16,172	730,166

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Walt Disney Company	97,600	$3,163,216

		5,611,849
Life Sciences - 0.07%
PerkinElmer, Inc.	6,078	150,856
Waters Corp. *	5,149	306,932

		457,788
Liquor - 0.42%
Anheuser-Busch Companies, Inc.	37,627	1,771,855
Brown Forman Corp., Class B	4,430	282,501
Constellation Brands, Inc., Class A *	9,941	190,967
Molson Coors Brewing Company, Class B	7,007	378,098

		2,623,421
Manufacturing - 1.61%
3M Company	36,570	2,867,088
Danaher Corp.	12,981	962,541
Eaton Corp.	7,512	605,693
Harley-Davidson, Inc.	12,381	460,078
Honeywell International, Inc.	38,290	2,203,207
Illinois Tool Works, Inc.	21,197	1,040,137
Rockwell Automation, Inc.	7,651	418,586
Snap-on, Inc.	2,954	147,464
Stanley Works	4,214	204,547
Tyco International, Ltd.	25,371	1,016,362

		9,925,703
Medical-Hospitals - 0.02%
Tenet Healthcare Corp. *	24,309	116,926

Metal & Metal Products - 0.14%
Precision Castparts Corp.	7,082	781,782
Titanium Metals Corp. *	4,491	92,604

		874,386
Mining - 0.51%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	19,583	1,975,141
Newmont Mining Corp.	23,168	1,185,507

		3,160,648
Newspapers - 0.04%
Washington Post Company, Class B	297	215,028

Office Furnishings & Supplies - 0.08%
Avery Dennison Corp.	5,460	280,207
Office Depot, Inc. *	13,994	159,112
OfficeMax, Inc.	3,866	82,230

		521,549
Paper - 0.21%
International Paper Company	21,952	695,878
MeadWestvaco Corp.	9,473	243,077
Plum Creek Timber Company, Inc.	8,833	359,415

		1,298,370
Petroleum Services - 1.86%
Baker Hughes, Inc.	16,315	1,097,836
BJ Services Company	15,014	389,463
ENSCO International, Inc.	7,428	444,492
Halliburton Company	45,180	1,730,394

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Schlumberger, Ltd.	61,317	$5,300,855
Smith International, Inc.	10,271	647,381
Tesoro Corp.	7,024	260,871
Valero Energy Corp.	28,223	1,630,443

		11,501,735
Pharmaceuticals - 4.85%
Abbott Laboratories	79,233	4,242,927
Allergan, Inc.	15,740	932,280
AmerisourceBergen Corp.	8,612	359,293
Barr Pharmaceuticals, Inc. *	5,525	260,504
Bristol-Myers Squibb Company	101,446	2,293,694
Celgene Corp. *	19,785	1,115,280
Eli Lilly & Company	50,600	2,531,012
Forest Laboratories, Inc. *	15,990	635,922
Gilead Sciences, Inc. *	47,725	2,258,347
Hospira, Inc. *	8,079	343,842
King Pharmaceuticals, Inc. *	12,533	132,850
Merck & Company, Inc.	111,602	4,943,969
Mylan, Inc.	15,505	183,579
Pfizer, Inc.	350,192	7,802,278
Schering-Plough Corp.	83,050	1,802,185
Watson Pharmaceuticals, Inc. *	5,313	147,755

		29,985,717
Photography - 0.04%
Eastman Kodak Company	14,766	250,727

Publishing - 0.21%
Gannett Company, Inc.	11,903	358,876
McGraw-Hill Companies, Inc.	16,869	690,448
Meredith Corp.	1,946	84,359
The New York Times Company, Class A	7,376	137,415

		1,271,098
Railroads & Equipment - 0.83%
Burlington Northern Santa Fe Corp.	15,282	1,341,454
CSX Corp.	21,557	1,045,946
Norfolk Southern Corp.	19,855	1,050,131
Union Pacific Corp.	13,466	1,680,018

		5,117,549
Real Estate - 0.96%
Apartment Investment & Management
Company, Class A, REIT	4,901	168,840
Avalon Bay Communities, Inc., REIT	4,038	373,232
Boston Properties, Inc., REIT	6,115	526,930
Developers Diversified Realty Corp., REIT	6,300	242,928
Equity Residential, REIT	13,898	530,626
General Growth Properties, Inc., REIT	12,501	441,410
Host Hotels & Resorts, Inc., REIT	26,785	433,649
Kimco Realty Corp., REIT	12,957	437,558
ProLogis, REIT	13,205	711,485
Public Storage, Inc., REIT	6,384	519,402
Simon Property Group, Inc., REIT	11,434	958,169
Vornado Realty Trust, REIT	6,870	574,057

		5,918,286
Retail Grocery - 0.33%
Safeway, Inc.	22,684	651,938

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery (continued)
SUPERVALU, Inc.	10,840	$284,550
The Kroger Company	34,926	846,955
Whole Foods Market, Inc.	7,145	251,147

		2,034,590
Retail Trade - 4.19%
Abercrombie & Fitch Company, Class A	4,417	342,450
Bed Bath & Beyond, Inc. *	13,578	384,801
Best Buy Company, Inc.	17,994	773,922
Big Lots, Inc. *	4,636	78,117
Circuit City Stores, Inc.	8,643	38,202
Costco Wholesale Corp.	22,257	1,378,153
CVS Caremark Corp.	75,726	3,057,816
Dillard's, Inc., Class A	2,929	43,320
Family Dollar Stores, Inc.	7,203	137,937
GameStop Corp., Class A *	8,155	345,446
Home Depot, Inc.	86,531	2,297,398
J.C. Penney Company, Inc.	11,368	525,315
Kohl's Corp. *	16,083	714,728
Limited Brands, Inc.	15,934	242,993
Lowe's Companies, Inc.	74,994	1,797,606
Macy's, Inc.	22,201	547,921
Nordstrom, Inc.	9,639	356,932
RadioShack Corp.	6,721	117,281
Sears Holdings Corp. *	3,740	357,619
Staples, Inc.	36,256	806,696
Target Corp.	42,601	2,241,239
The Gap, Inc.	23,881	481,680
The TJX Companies, Inc.	22,408	717,056
Tiffany & Company	6,512	245,112
Walgreen Company	50,844	1,856,314
Wal-Mart Stores, Inc.	121,152	6,007,928

		25,893,982
Sanitary Services - 0.23%
Allied Waste Industries, Inc. *	14,846	153,508
Ecolab, Inc.	8,956	419,051
Waste Management, Inc.	26,065	855,714

		1,428,273
Semiconductors - 2.39%
Advanced Micro Devices, Inc. *	30,951	223,157
Altera Corp.	17,221	294,651
Analog Devices, Inc.	15,554	418,714
Applied Materials, Inc.	70,661	1,354,571
Broadcom Corp., Class A *	24,124	456,185
Intel Corp.	299,800	5,981,010
KLA-Tencor Corp.	9,339	392,331
Linear Technology Corp.	11,459	317,529
LSI Logic Corp. *	36,196	182,428
MEMC Electronic Materials, Inc. *	11,748	896,137
Microchip Technology, Inc.	9,681	297,981
Micron Technology, Inc. *	38,990	293,205
National Semiconductor Corp.	12,048	198,431
Novellus Systems, Inc. *	5,955	131,486
NVIDIA Corp. *	28,486	609,316
QLogic Corp. *	7,019	111,251
Teradyne, Inc. *	8,903	106,747

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Texas Instruments, Inc.	71,692	$2,147,892
Xilinx, Inc.	15,074	337,055

		14,750,077
Software - 2.98%
Adobe Systems, Inc. *	29,420	989,983
Autodesk, Inc. *	11,839	368,074
BMC Software, Inc. *	10,040	324,091
CA, Inc.	20,092	459,705
Citrix Systems, Inc. *	9,727	320,310
Compuware Corp. *	14,675	116,813
Intuit, Inc. *	17,060	453,114
Microsoft Corp.	412,535	11,229,203
Novell, Inc. *	17,938	133,638
Oracle Corp. *	202,195	3,801,266
Teradata Corp. *	9,281	234,160

		18,430,357
Steel - 0.33%
Allegheny Technologies, Inc.	5,243	405,546
Nucor Corp.	14,763	953,247
United States Steel Corp.	6,056	656,773

		2,015,566
Telecommunications Equipment &
Services - 2.03%
American Tower Corp., Class A *	20,753	797,745
Ciena Corp. *	4,408	113,859
Citizens Communications Company	16,806	180,496
Corning, Inc.	80,799	1,876,961
Embarq Corp.	7,835	328,600
JDS Uniphase Corp. *	11,253	147,977
QUALCOMM, Inc.	83,909	3,555,224
Tellabs, Inc. *	22,518	148,168
Verizon Communications, Inc.	148,199	5,382,588

		12,531,618
Telephone - 2.07%
AT&T, Inc.	310,965	10,830,911
CenturyTel, Inc.	5,660	204,835
Qwest Communications International, Inc.	80,512	434,765
Sprint Nextel Corp.	145,829	1,036,844
Windstream Corp.	24,463	287,685

		12,795,040
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	12,298	333,276

Tobacco - 1.44%
Altria Group, Inc.	108,000	7,899,120
Reynolds American, Inc.	8,773	559,016
UST, Inc.	8,032	436,057

		8,894,193
Toys, Amusements & Sporting Goods - 0.09%
Hasbro, Inc.	7,541	194,332
Mattel, Inc.	18,810	363,409

		557,741
Transportation - 0.14%
C.H. Robinson Worldwide, Inc.	8,704	441,902

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Expeditors International of Washington, Inc.	10,927	$429,650

		871,552
Trucking & Freight - 0.87%
FedEx Corp.	15,857	1,397,477
Ryder Systems, Inc.	2,975	171,390
United Parcel Service, Inc., Class B	53,881	3,784,602

		5,353,469

TOTAL COMMON STOCKS (Cost $647,630,956)		$597,427,028

SHORT TERM INVESTMENTS - 2.27%
Lloyds Bank PLC
3.07% due 03/03/2008	$14,054,000	$14,051,603

TOTAL SHORT TERM INVESTMENTS
(Cost $14,051,603)		$14,051,603

Total Investments (Index 500 Fund)
(Cost $661,682,559) - 98.94%		$611,478,631
Other Assets in Excess of Liabilities - 1.06%		6,561,088

TOTAL NET ASSETS - 100.00%		$618,039,719

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.28%

Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares (a)	2,810	$33,467
Siderar SA, Class A Shares, ADR	603	40,600
Telecom Argentina SA, ADR, B Shares *	2,416	54,626

		128,693
Australia - 4.52%
ABC Learning Centres, Ltd. (a)	7,910	28,295
AGL Energy, Ltd.	10,760	111,185
Alumina, Ltd.	26,659	157,069
Amcor, Ltd. (a)	21,938	143,523
AMP, Ltd. (a)	51,110	377,328
Ansell, Ltd.	1,041	12,278
Aristocrat Leisure, Ltd.	9,179	87,415
Asciano Group (a)	12,440	56,693
Australia and New Zealand
Banking Group, Ltd. (a)	49,032	989,435
Australian Stock Exchange, Ltd.	3,993	153,521
Axa Asia Pacific Holdings, Ltd.	21,366	113,802
Babcock & Brown, Ltd. (a)	5,889	92,250
Bendigo Bank, Ltd. (a)	6,725	62,721
BHP Billiton, Ltd.	87,957	3,182,524
Billabong International, Ltd. (a)	3,737	43,395
Bluescope Steel, Ltd.	17,799	178,046
Boart Longyear Group *	29,189	54,677
Boral, Ltd. (a)	15,726	87,418
Brambles, Ltd., GDR (a)	12,414	118,834
Brambles, Ltd. (a)	37,728	362,298

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Caltex Australia, Ltd. (a)	3,106	$42,165
Centro Properties Group, Ltd. (a)	20,831	8,433
Centro Retail Group	32,506	11,096
CFS Gandel Retail Trust	37,607	73,662
CFS Retail Property Trust, REIT	950	1,875
Challenger Financial Services Group, Ltd.	7,777	15,552
Coca-Cola Amatil, Ltd.	13,688	121,494
Cochlear, Ltd.	1,292	64,413
Commonwealth Bank of Australia, Ltd.	34,095	1,320,290
Commonwealth Property Office Fund, Ltd.	12,830	15,373
Computershare, Ltd.	12,207	95,344
Crown, Ltd. *	10,846	117,202
CSL, Ltd. (a)	14,823	497,155
CSR, Ltd.	25,865	80,585
Dexus Property Group, REIT	72,937	112,187
Downer EDI, Ltd. (a)	7,015	40,065
Fortescue Metals Group, Ltd. *	32,030	227,058
Foster's Group, Ltd. (a)	54,391	267,977
Futuris Corp., Ltd.	3,423	6,338
General Property Trust, Ltd.	50,903	149,310
Goodman Fielder, Ltd.	23,651	40,846
Harvey Norman Holding, Ltd.	11,715	49,001
Iluka Resources, Ltd.	4,678	15,547
ING Industrial Fund (a)	9,432	18,153
James Hardie Industries, Ltd. (a)	10,713	58,801
John Fairfax Holdings, Ltd.	30,754	109,975
Leighton Holdings, Ltd. (a)	3,430	143,789
Lend Lease Corp.	8,815	112,599
Lion Nathan, Ltd. (a)	6,742	59,397
Macquarie Airports, Ltd. (a)	16,513	53,281
Macquarie Communications
Infrastructure Group, Ltd.	4,084	17,517
Macquarie Goodman Group, Ltd.	36,678	146,987
Macquarie Group, Ltd.	6,697	334,451
Macquarie Infrastructure Group, Ltd. (a)	65,987	177,023
Macquarie Office Trust	45,981	45,958
Mirvac Group, Ltd.	25,375	89,948
National Australia Bank, Ltd. (a)	42,844	1,132,440
Newcrest Mining, Ltd.	12,278	426,863
NRMA Insurance Group, Ltd.	45,763	158,875
OneSteel, Ltd. (a)	18,789	121,929
Orica, Ltd.	8,705	230,465
Origin Energy, Ltd.	24,770	201,883
Oxiana, Ltd. (a)	31,408	112,723
Pacific Brands, Ltd.	3,587	7,361
Paladin Resources, Ltd. *	12,209	68,179
PaperlinX, Ltd. (a)	10,000	19,480
Perpetual Trust of Australia, Ltd. (a)	899	45,638
Publishing & Broadcasting, Ltd.	10,846	44,051
Qantas Airways, Ltd.	24,727	96,170
QBE Insurance Group, Ltd.	22,986	475,436
Rio Tinto, Ltd.	7,547	940,388
Santos, Ltd.	14,555	172,525
Sonic Healthcare, Ltd.	8,085	106,833
St. George Bank, Ltd. (a)	6,223	135,890
Stockland Company, Ltd. (a)	41,090	265,916

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Suncorp-Metway, Ltd. (a)	25,234	$323,708
TABCORP Holdings, Ltd. (a)	14,901	210,063
Tattersall's, Ltd. (a)	28,142	101,455
Telstra Corp., Ltd. - Ins Recp. (a)	38,725	116,869
Telstra Corp., Ltd.	78,407	352,469
Toll Holdings, Ltd.	12,496	117,874
Transurban Group, Ltd. * (a)	26,690	158,869
Wesfarmers, Ltd., Price Protected Shares	4,019	142,081
Wesfarmers, Ltd. (a)	14,628	506,822
Westfield Group (a)	46,514	745,649
Westpac Banking Corp., Ltd. (a)	49,391	1,056,406
Woodside Petroleum, Ltd. (a)	12,749	666,664
Woolworths, Ltd.	32,135	858,233
WorleyParsons, Ltd.	3,496	119,668
Zinifex, Ltd.	12,497	125,735

		21,519,164
Austria - 0.38%
Andritz AG	916	51,271
BetandWin.com Interactive Entertainment AG *	540	16,167
Erste Bank der Oesterreichischen
Sparkassen AG	4,726	273,456
Flughafen Wien AG	251	28,700
Immoeast Immobilien Anlagen AG *	10,451	93,923
Immofinanz Immobilien Anlage AG	11,496	124,714
Mayr-Melnhof Karton AG	198	20,149
Meinl European Land, Ltd. *	7,523	93,931
Oesterreichische Elektrizitaets AG, Class A	1,933	143,063
OMV AG	4,124	297,980
Raiffeisen International Bank Holding AG	894	114,555
RHI AG *	567	23,007
Telekom Austria AG	8,796	198,962
Voestalpine AG	2,773	174,303
Wiener Staedtische Allgemeine
Versicherung AG	745	62,371
Wienerberger Baustoffindustrie AG	1,767	85,286

		1,801,838
Belgium - 0.89%
Agfa Gevaert NV	2,776	26,781
Barco NV	249	18,071
Bekaert SA	259	34,111
Belgacom SA	4,281	205,026
Cofinimmo SA	177	36,302
Colruyt SA	471	115,088
Compagnie Maritime Belge SA	363	26,961
Compagnie Nationale A Portefeuille, ADR	706	48,990
Delhaize Group	2,695	204,099
Dexia	13,228	310,992
Euronav NV	711	27,528
Fortis Group SA	52,071	1,150,371
Fortis, Strip VVPR *	20,296	308
Groupe Bruxelles Lambert SA	2,048	245,323
Inbev NV	4,634	418,827
KBC Ancora, ADR	530	52,934
KBC Bancassurance Holding NV	4,584	574,776
Mobistar SA *	809	68,939
Omega Pharma SA	494	23,446

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
SA D'Ieteren Trading NV	74	$26,205
Solvay SA	1,608	202,079
Suez SA	1,695	107,887
UCB SA	2,790	132,253
Umicore	3,435	174,514

		4,231,811
Bermuda - 0.06%
Central European Media Enterprises, Ltd. *	725	69,178
Frontline, Ltd.	1,000	45,610
SeaDrill, Ltd., GDR *	7,059	181,818

		296,606
Brazil - 1.79%
All America Latina Logistica SA	11,000	123,588
Aracruz Celulose SA, SADR	845	61,212
B2W Companhia Global Do Varejo	1,432	60,122
Banco Bradesco SA *	319	8,243
Banco do Brasil SA	5,000	83,585
Banco Nossa Caixa SA	732	10,605
BM&F (Bolsa de Mercadorias e Futuros) *	8,296	88,449
Bovespa Holding SA *	7,167	112,309
Brasil Telecom Participacoes SA, ADR	715	49,406
Brasil Telecom Participacoes SA	1,400	41,186
Centrais Eletricas Brasileiras SA, ADR,
B Shares (a)	2,071	30,335
Centrais Eletricas Brasileiras SA, ADR	3,447	50,019
Centrais Eletricas Brasileiras SA *	1,800	26,471
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	436	18,918
Cia de Bebidas das Americas, ADR	743	56,468
Cia de Concessoes Rodoviarias, ADR	4,100	69,946
Cia de Saneamento Basico do Estado de Sao
Paulo *	2,950	70,126
Cia Energetica de Minas Gerais, ADR	5,304	100,935
Cia Vale do Rio Doce *	20,206	700,895
Companhia Siderurgica Nacional SA, ADR (a)	7,191	268,871
Companhia Siderurgica Nacional SA	2,766	103,208
Companhia Vale Do Rio Doce, ADR *	17,577	612,383
Companhia Vale Do Rio Doce, SADR	24,806	727,312
Cosan SA Industria e Comercio	3,405	58,190
CPflEnergia SA	3,000	65,638
Cyrela Brazil Realty SA	6,000	95,796
Cyrela Commercial Properties SA
Empreendimentos e Participacoes *	800	5,369
Diagnosticos da America SA	300	5,677
EDP- Energias do Brasil SA *	1,700	26,338
Empresa Brasileira de Aeronautica SA *	6,400	71,527
Empresa Brasileira de Aeronautica SA, ADR (a)	1,575	69,804
Gafisa SA *	2,288	44,715
Gerdau SA, SADR (a)	5,806	190,263
Gerdau SA	1,308	35,966
Global Village Telecom Holding SA *	2,699	59,036
JBS SA *	6,430	24,981
Lojas Renner SA	2,900	57,568
MRV Engenharia e Participacoes SA *	1,500	35,036
Natura Cosmeticos SA	4,800	48,962
Perdigao SA *	2,600	63,205

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Petroleo Brasileiro SA, ADR	7,671	$900,115
Petroleo Brasileiro SA, SADR	10,734	1,051,181
Petroleo Brasileiro SA	16,492	952,793
Redecard SA	4,099	63,020
Souza Cruz SA	2,500	72,778
Tele Norte Leste Participacoes SA, ADR (a)	5,457	136,589
Tele Norte Leste Participacoes SA	1,700	64,236
Tractebel Energia SA	3,100	38,221
Ultrapar Participacoes SA	2,400	89,693
Unibanco - Uniao de Bancos Brasileiros SA *	12,380	167,644
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,717	232,860
Usinas Siderurgicas de Minas Gerais
SA, SADR	2,170	126,958
Usinas Siderurgicas de Minas Gerais SA *	1,000	60,020
Vivo Participacoes SA, ADR	3,208	19,473
Votorantim Celulose & Papel SA, SADR *	1,189	37,406
Weg SA	3,400	45,739

		8,491,389
Canada - 6.34%
ACE Aviation Holdings, Inc. *	800	19,117
Addax Petroleum Corp., ADR	400	18,288
Aeroplan Income Fund, ADR	2,036	41,889
Agnico-Eagle Mines, Ltd. *	3,700	255,626
Agrium, Inc.	3,300	244,219
Alimentation Couche Tard, Inc., ADR	3,500	59,385
ARC Energy Trust, ADR (a)	2,700	64,630
Astral Media, Inc.	1,200	45,781
Bank Nova Scotia Halifax	25,900	1,257,568
Bank of Montreal	13,200	666,538
Barrick Gold Corp.	22,308	1,160,447
BCE, Inc. (a)	6,573	238,211
Biovail Corp.	3,200	45,419
Bombardier, Inc. *	35,800	204,779
Brookfield Asset Management, Inc. (a)	13,425	397,192
Brookfield Properties Corp.	5,250	97,932
CAE, Inc.	6,000	75,591
Cameco Corp.	9,600	376,002
Canadian Imperial Bank of Commerce	9,800	665,016
Canadian National Railway Company	13,300	703,343
Canadian Natural Resources, Ltd.	14,300	1,071,646
Canadian Oil Sands Trust, ADR	6,500	275,387
Canadian Pacific Railway, Ltd.	3,800	276,202
Canadian Tire Corp., Ltd.	1,800	111,959
Canadian Utilities, Ltd. (a)	1,200	54,803
Canfor Corp. *	1,800	14,630
Celestica, Inc. *	3,800	24,825
CGI Group, Inc. *	7,100	78,628
CI Financial Income Fund	1,500	35,205
Cott Corp. *	1,900	4,343
Eldorado Gold Corp. *	7,900	54,820
Enbridge, Inc.	9,500	391,389
EnCana Corp.	19,900	1,516,990
Enerplus Resources Fund	4,500	194,082
Ensign Energy Services, Inc.	2,700	50,256
Fairfax Financial Holdings, Ltd.	400	121,872

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Finning International, Inc.	4,400	$124,054
First Calgary Petroleums, Ltd. *	7,000	22,474
First Quantum Minerals, Ltd., ADR	1,700	157,728
Fording Canadian Coal Trust	3,600	177,869
Fortis, Inc.	3,800	108,296
George Weston, Ltd.	1,300	60,995
Gildan Activewear, Inc. *	2,800	105,343
Goldcorp, Inc.	18,753	809,566
Great-West Lifeco, Inc. (a)	6,600	206,801
Harry Winston Diamond Corp.	1,400	36,627
Harvest Energy Trust	3,100	75,874
Husky Energy, Inc. (a)	7,000	296,571
IGM Financial, Inc. (a)	2,900	126,254
Imperial Oil, Ltd. (a)	8,700	489,251
ING Canada, Inc., ADR	200	8,128
Inmet Mining Corp.	1,300	112,585
Ivanhoe Mines, Ltd. *	5,800	75,605
Jazz Air Income Fund, ADR *	614	4,966
Kinross Gold Corp. *	16,058	397,269
Loblaw Companies, Ltd.	2,600	76,395
Lundin Mining Corp. *	7,900	67,502
Magna International, Inc.	2,600	190,671
Manulife Financial Corp. (a)(c)	40,600	1,574,088
MDS, Inc. *	3,100	51,906
Methanex Corp.	2,600	75,154
Metro, Inc.	900	19,321
MI Developments, Inc., Class A	300	6,980
National Bank of Canada	3,800	187,558
Nexen, Inc.	12,900	402,367
Niko Resources, Ltd.	1,100	103,401
Nortel Networks Corp. *	10,260	88,397
Nova Chemicals Corp.	2,100	63,944
Onex Corp.	2,300	79,895
Open Text Corp. *	300	9,665
OPTI Canada, Inc. *	5,900	103,703
Pan American Silver Corp. *	1,500	60,076
Penn West Energy Trust	10,115	285,491
Petro-Canada	13,100	627,017
Potash Corp. of Saskatchewan, Inc.	8,300	1,319,567
Power Corp. of Canada	9,400	328,630
Power Financial Corp.	6,000	219,396
Precision Drilling Trust, ADR	1,200	26,640
Provident Energy Trust	5,500	60,183
QLT, Inc. *	250	762
Research In Motion, Ltd. *	13,000	1,354,219
RioCan Real Estate Investment Trust	2,600	54,206
Ritchie Bros. Auctioneers, Inc.	700	50,595
Rogers Communications, Inc., Class B	13,400	528,921
RONA, Inc. *	2,400	33,918
Royal Bank of Canada	33,500	1,681,041
Saputo, Inc.	3,600	98,719
Shaw Communications, Inc.	9,800	190,474
Sherritt International Corp., ADR	5,600	94,448
Shoppers Drug Mart Corp.	4,800	245,352
Sino-Forest Corp. *	3,300	63,636
SNC-Lavalin Group, Inc.	3,800	166,092

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)

(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Sun Life Financial, Inc.	14,800	$708,987
Suncor Energy, Inc.	12,200	1,258,115
Talisman Energy, Inc.	28,300	481,035
Teck Cominco, Ltd.	11,700	466,811
Telus Corp. - Non Voting Shares	3,700	165,480
Telus Corp.	1,400	63,894
Thomson Corp.	5,500	183,119
Toronto Dominion Bank Ontario	9,400	629,373
TransAlta Corp. (a)	5,700	203,329
Trans-Canada Corp.	14,100	566,435
Trican Well Service, Ltd.	3,100	54,205
TSX Group, Inc. (a)	1,600	71,982
Uranium One, Inc. *	4,700	24,783
UTS Energy Corp. *	3,600	21,287
WesternZagros Resources, Ltd. *	3,500	10,490
Yamana Gold, Inc.	15,893	285,969
Yellow Pages Income Fund (a)	5,800	63,112

		30,159,002
Cayman Islands - 0.14%
Agile Property Holdings, Ltd.	39,211	54,501
ASM Pacific Technology, Ltd.	4,500	29,890
Belle International Holdings, Ltd., GDR	50,888	61,235
Country Garden Holdings Company, Ltd. * (a)	82,000	75,872
Foxconn International Holdings, Ltd. *	50,000	78,327
Hengan International Group Company, Ltd.,
GDR (a)	16,000	63,045
Hutchison Telecommunications
International, Ltd. *	36,000	48,225
Kingboard Chemical Holdings, Ltd.	14,000	62,227
KWG Property Holding, Ltd. *	34,500	33,829
Shimao Property Holdings, Ltd., GDR	38,500	77,029
Tingyi Cayman Islands Holding Corp., GDR	42,000	52,984
Xinao Gas Holdings, Ltd., GDR	16,000	29,583

		666,747
Chile - 0.25%
Banco Santander Chile SA, ADR	2,667	138,044
Cia Cervecerias Unidas SA, ADR	1,107	36,775
Compania de Telecomunicaciones de Chile
SA, SADR (a)	7,734	61,949
Corpbanca SA, SADR	650	21,365
Distribucion y Servicio D&S SA, ADR (a)	1,566	40,418
Embotelladora Andina SA, ADR, Series A (a)	915	17,490
Embotelladora Andina SA, ADR, Series B	1,006	20,130
Empresa Nacional de Electricidad SA, ADR (a)	7,069	299,514
Enersis SA, SADR (a)	16,935	267,065
Lan Airlines SA, SADR	4,620	61,816
Masisa SA (a)	3,000	30,000
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	717	139,851
Vina Concha Y Toro SA, ADR (a)	911	36,385

		1,170,802
China - 1.30%
Air China, Ltd., Class H (a)	61,466	57,562
Aluminum Corp. of China, Ltd.	94,780	183,856
Angang New Steel Company, Ltd. Class H	27,012	70,832

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Bank of China, Ltd. (a)	649,500	$272,057
Bank of Communications Company, Ltd.,
Class H	148,879	177,124
Beijing Capital International Airport Company,
Ltd., Class H	39,211	41,094
Beijing Datang Power Generation
Company, Ltd., Class H	113,136	75,760
BYD Company, Ltd., H Shares (a)	24,494	45,837
Chaoda Modern Agriculture Holdings, Ltd. (a)	50,399	56,554
China Communications Services Corp., Ltd.,
H Shares *	60,000	51,566
China Construction Bank (a)	679,118	514,538
China Life Insurance Company, Ltd.	191,376	744,347
China Mengniu Dairy Company, Ltd.	25,498	68,776
China Merchants Bank Company, Ltd.	40,500	139,323
China Oilfield Services, Ltd., H Shares	28,000	54,490
China Petroleum & Chemical Corp., Class H	458,030	498,883
China Shipping Container Lines Company, Ltd.	85,076	37,727
China Shipping Development Company, Ltd.,
Class H	33,568	103,825
China Telecom Corp., Ltd.	390,396	288,482
China Travel International Investment
Hong Kong, Ltd. (a)	73,709	39,699
COSCO Holdings (a)	65,879	191,420
Dongfeng Motor Group Company, Ltd.	74,780	45,599
Guangdong Investment, Ltd.	96,780	51,046
Guangshen Railway Company, Ltd., Class H	61,211	39,683
Guangzhou R&F Properties Company, Ltd., H
Shares	31,200	94,546
Huadian Power International Corp., Ltd.,
Class H (a)	13,211	4,436
Huaneng Power International, Inc., Class H	76,564	62,559
Hunan Non Ferrous Metal Corp., Ltd. (a)	74,000	37,670
Industrial & Commercial Bank of China, Ltd.	799,000	554,313
Jiangsu Expressway, Ltd.	46,855	43,792
Jiangxi Copper Company, Ltd., Class H	34,925	80,906
Lenovo Group, Ltd.	88,564	59,501
Maanshan Iron & Steel Company, Ltd. (a)	41,925	26,089
PetroChina Company, Ltd., Class H	513,739	749,461
PICC Property & Casualty Company, Ltd.,
Class H	62,780	65,830
Shanghai Electric Group Company, Ltd.	75,136	53,181
Shanghai Forte Land Company	25,211	10,821
Shenzhen Expressway Company, Ltd.	26,141	24,364
Shui On Land, Ltd.	42,500	40,000
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	92,066	43,104
Sinopec Yizheng Chemical Fibre
Company, Ltd. * (a)	29,925	8,781
Sinotrans, Ltd., H Shares	61,390	19,016
Tsingtao Brewery Company, Ltd., Series H	9,070	26,382
Weichai Power Company, Ltd.	1,357	6,794
Yanzhou Coal Mining Company, Ltd., Class H	49,210	80,280
Zhejiang Expressway Company, Ltd., Class H (a)	54,282	53,296
Zijin Mining Group, Ltd.	119,686	158,982
ZTE Corp., Class H (a)	3,757	20,345

		6,174,529

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Colombia - 0.06%
BanColombia SA, ADR	7,807	$263,486

Czech Republic - 0.14%
CEZ AS	5,446	399,014
Komercni Banka AS	400	97,239
Philip Morris CR AS	18	7,763
Telefonica Czech Republic AS	2,966	92,036
Unipetrol AS * (a)	1,919	32,294
Zentiva NV (a)	603	32,711

		661,057
Denmark - 0.68%
A P Moller Maersk AS, Series A	8	82,574
A P Moller Maersk AS	29	297,999
Bang & Olufsen AS, Series B	125	8,432
Carlsberg AS, B Shares	1,000	124,287
Coloplast AS (a)	665	55,839
Dampskibsselskabet Torm AS, ADR	350	10,562
Danisco AS	1,400	98,542
Danske Bank AS	11,800	450,738
Det Ostasiatiske Kompagni AS	175	13,657
DSV AS, ADR	5,800	113,379
FLS Industries AS, B Shares	1,500	140,050
GN Store Nord AS *	2,500	12,200
H. Lundbeck AS	600	14,328
Jyske Bank *	1,461	100,772
NKT Holding A/S	300	22,319
Novo Nordisk AS	12,400	848,264
Novozymes AS, B Shares	1,300	113,494
Rockwool International AS, B Shares	200	34,881
Sydbank AS (a)	1,570	56,877
Topdanmark AS *	500	75,957
TrygVesta AS	681	52,419
Vestas Wind Systems AS *	4,800	486,614
William Demant Holdings AS *	600	42,950

		3,257,134
Egypt - 0.15%
Alexandria Mineral Oils Company	384	5,378
Commercial International Bank	3,695	61,903
Credit Agricole Egypt *	1,277	5,673
Egypt Kuwait Holding Company	11,229	39,526
Egyptian Company for Mobile Services	780	33,445
Egyptian Financial Group-Hermes Holding	3,889	45,364
Egyptian International Pharmaceutical
Industries Company	723	4,613
EL Ezz Aldekhela Steel Alexandria	61	12,387
El Ezz Steel Company	1,819	24,984
Medinet Nasr Housing	893	11,097
Misr Beni Suef Cement Company	290	6,055
Olympic Group Financial Investments	803	11,283
Orascom Construction Industries	1,801	217,499
Orascom Hotels & Development *	1,926	31,082
Orascom Telecom Holding SAE	11,035	165,703
Oriental Weavers	357	3,356
Telecom Egypt	7,610	31,654

		711,002

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland - 1.37%
Amer Sports Oyj, A Shares	1,850	$38,642
Cargotec Corp. Oyj, B Shares * (a)	1,525	75,316
Elisa Oyj, A Shares	4,450	135,634
Fortum Corp. Oyj	11,513	480,698
KCI Konecranes Oyj	1,550	56,277
Kesko Oyj (a)	2,100	95,679
Kone Corp. Oyj (a)	4,500	157,454
Metra Oyj, B Shares	2,000	136,713
Metso Oyj	3,600	187,301
Neste Oil Oyj	3,848	134,638
Nokia AB Oyj	97,750	3,511,921
Nokian Renkaat Oyj	3,270	134,440
OKO Bank PLC, Series A	3,600	62,858
Orion Oyj, Series B	3,113	66,507
Outokumpu Oyj	3,600	136,544
Rautaruukki Oyj	2,600	113,361
Sampo Oyj, A Shares	11,494	311,951
SanomaWSOY Oyj	2,870	72,371
Stora Enso Oyj, R Shares	15,900	198,555
TietoEnator Oyj	2,020	37,918
UPM-Kymmene Oyj	14,284	247,121
Uponor Oyj	1,600	41,791
YIT Oyj	4,258	105,781

		6,539,471
France - 6.74%
Accor SA	4,961	352,374
Aeroports de Paris	897	109,053
Air France KLM	2,755	74,226
Air Liquide	6,208	878,576
Alcatel-Lucent	56,288	330,089
Alstom	2,742	576,257
Atos Origin SA *	1,722	92,794
AXA Group SA	40,118	1,352,638
BNP Paribas SA	21,888	1,956,786
Bouygues SA	6,109	417,246
Cap Gemini SA	3,193	174,476
Carrefour SA	15,588	1,096,241
Casino Guich-Perrachon SA	953	107,791
Christian Dior SA	571	62,227
Cie Generale de Geophysique-Veritas *	586	142,960
CNP Assurances SA	1,093	120,269
Compagnie de Saint-Gobain SA	7,382	577,084
Compagnie Generale des Etablissements
Michelin, Class B	3,508	345,504
Credit Agricole SA	17,831	483,663
Dassault Systemes SA	1,400	76,337
Eiffage SA	352	30,974
Electricite de France	2,823	263,301
Essilor International SA	4,821	286,260
Eurazeo	220	26,537
European Aeronautic Defence &
Space Company	7,921	207,721
France Telecom SA	46,435	1,558,781
Gaz de France	4,832	276,460
Gecina SA	319	46,222
Groupe DANONE	11,498	900,686

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Hermes International SA	2,002	$234,302
ICADE *	717	101,370
Imerys SA	796	66,764
JC Decaux SA	1,327	39,987
Klepierre SA	1,665	97,234
Lafarge SA	3,666	633,745
Lagardere S.C.A.	3,075	241,596
Legrand SA, ADR	822	25,986
L'Oreal SA	6,434	763,534
LVMH Moet Hennessy SA	6,430	660,630
M6-Metropole Television	1,462	34,465
Natixis, ADR	3,863	56,536
Neopost SA	752	78,057
Neuf Cegetel	546	28,861
PagesJaunes Groupe SA	3,253	60,507
Pernod-Ricard SA	4,410	466,518
Pinault-Printemps-Redoute SA	1,891	257,908
PSA Peugeot Citroen SA	3,752	285,224
Publicis Groupe SA	3,212	115,995
Renault Regie Nationale SA	4,986	532,737
Safran SA (a)	4,155	83,152
Sanofi-Aventis SA	26,492	1,958,092
Schneider Electric SA	5,687	647,546
SCOR SE	4,287	97,053
Societe BIC SA	609	38,506
Societe Des Autoroutes Paris-Rhin-Rhone	592	67,192
Societe Generale NV - New Shares *	2,369	260,315
Societe Generale	9,476	1,013,925
Societe Television Francaise 1	2,677	63,084
Sodexho Alliance	2,414	135,628
STMicroelectronics NV	16,696	200,420
Suez SA Strip VVPR *	1,452	22
Suez SA	26,858	1,707,442
Technip SA	2,462	200,991
Thales SA	2,184	133,641
Thomson SA	5,520	42,404
Total SA	55,449	4,175,534
Unibail-Rodamco, REIT	1,739	423,397
Valeo SA	1,584	59,912
Vallourec SA	1,177	244,272
Veolia Environnement SA	9,025	802,987
Vinci SA, ADR	10,738	741,468
Vivendi SA	29,558	1,168,147
Wendel, ADR	322	36,316
Zodiac SA	1,000	52,035

		32,058,970
Germany - 6.14%
Adidas-Salomon AG	5,556	352,561
Allianz AG	11,745	2,033,411
Altana AG	1,512	35,106
Arcandor AG *	1,345	23,763
BASF AG	12,912	1,642,913
Bayer AG	18,836	1,450,463
Bayerische Motoren Werke (BMW) AG	4,432	242,933
Beiersdorf AG	2,505	198,388
Bilfinger Berger AG	1,184	94,108

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Celesio AG	2,080	$119,363
Commerzbank AG	16,213	491,840
Continental AG	4,163	407,938
DaimlerChrysler AG	24,861	2,086,726
Deutsche Bank AG	13,302	1,485,550
Deutsche Boerse AG	5,307	841,188
Deutsche Lufthansa AG	6,658	155,830
Deutsche Post AG, GDR	1,460	48,746
Deutsche Post AG	20,877	694,545
Deutsche Postbank AG	2,305	224,577
Deutsche Telekom AG	74,776	1,420,227
Douglas Holding AG	661	35,147
E.ON AG	16,321	3,067,416
Fraport AG, ADR	624	46,495
Fresenius Medical Care AG	5,236	275,089
Fresenius SE	1,201	101,366
GEA Group AG *	4,680	152,759
Heidelbergcement AG	416	66,468
Heidelberger Druckmaschinen AG	1,353	32,779
Henkel KGaA	2,610	105,564
Henkel KGaA	4,497	199,021
Hochtief AG	1,079	117,611
Hypo Real Estate Holding AG	4,983	142,664
Infineon Technologies AG *	21,487	173,774
IVG Immobilien AG	2,299	80,265
K&S AG	997	290,101
Linde AG	3,255	433,076
MAN AG	3,059	402,655
Merck & Company AG *	1,740	216,694
Metro AG	4,416	367,777
MLP AG	1,580	22,274
Muenchener Rueckversicherungs-
Gesellschaft AG	5,491	967,718
Premiere AG *	2,117	45,206
ProSieben Sat.1 Media AG	1,970	42,461
Puma AG	164	58,496
Q-Cells AG *	1,408	113,128
Qiagen AG *	1,717	38,431
Rheinmetall AG	1,165	81,242
RWE AG	11,668	1,411,177
Salzgitter AG	1,162	205,042
SAP AG	23,336	1,116,522
Siemens AG	22,322	2,874,183
Solarworld AG	2,014	91,334
Suedzucker AG (a)	1,309	28,778
Thyssen Krupp AG	9,538	548,649
TUI AG *	6,232	149,750
Volkswagen AG	4,194	953,299
Wacker Chemie AG	277	59,093
Wincor Nixdorf AG	606	48,140

		29,211,820
Greece - 0.48%
Alpha Bank A.E.	10,584	321,064
Athens Stock Exchange SA (ASE)	740	17,838
Bank of Piraeus SA	8,131	242,016
Coca Cola Hellenic Bottling Company SA	4,155	181,845

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
EFG Eurobank Ergas SA	8,044	$231,721
Folli-Follie SA	340	10,831
Greek Organization of Football Prognostics	5,670	185,490
Hellenic Petroleum SA	2,760	38,729
Hellenic Technodomiki Tev SA	1,460	17,882
Hellenic Telecommunications Organization SA	7,490	208,058
Motor Oil Hellas Corinth Refineries SA	1,110	22,848
National Bank of Greece SA	10,537	570,927
Public Power Corp.	2,990	126,988
Titan Cement Company SA	1,570	67,632
Viohalco SA	2,250	24,820

		2,268,689
Hong Kong - 2.81%
Alibaba.com, Ltd. * (a)(g)	32,500	78,772
Anhui Conch Cement Company, Ltd., Series H	11,070	85,254
Bank of East Asia, Ltd.	34,142	183,382
Beijing Enterprises Holdings, Ltd.	12,714	52,212
BOC Hong Kong Holdings, Ltd.	87,000	213,421
Brilliance China Automotive Holdings, Ltd. *	63,709	12,580
C C Land Holdings, Ltd. (a)	20,000	20,525
Cathay Pacific Airways, Ltd.	33,000	68,001
Cheung Kong Holdings, Ltd.	36,000	538,198
Cheung Kong Infrastructure Holdings, Ltd.	11,000	43,508
China Agri-Industries Holdings, Ltd. *	34,784	25,533
China BlueChemical, Ltd.	68,000	43,277
China CITIC Bank *	132,000	71,936
China Coal Energy Company, H Shares	45,000	99,324
China Communications
Construction Company , Ltd. (a)	117,665	304,140
China Eastern Airlines Corp., Ltd. *	66,639	42,151
China Everbright, Ltd. * (a)	19,784	45,280
China High Speed Transmission Equipment
Group Company, Ltd. *	29,000	52,329
China Insurance International Holdings
Company, Ltd. *	26,000	67,225
China Merchants Holdings International
Company, Ltd.	27,657	148,972
China Mobile, Ltd.	159,470	2,389,755
China Molybdenum Company, Ltd. * (g)	43,000	60,247
China National Building Material Company,
Ltd. (a)	28,000	87,656
China Netcom Group Corp Hong Kong, Ltd.	26,000	80,150
China Overseas Land & Investment, Ltd.	90,921	177,458
China Railway Group, Ltd. * (a)	98,000	117,505
China Resource Power Holdings, Ltd.	37,211	92,432
China Resources Enterprises, Ltd.	36,855	130,841
China Resources Land, Ltd. (a)	51,211	94,318
China Shenhua Energy Company, Ltd.	89,000	453,330
China Southern Airlines Company, Ltd. *	30,855	30,894
China Unicom, Ltd.	52,000	111,493
Chinese Estates Holdings, Ltd.	12,000	17,633
CITIC International Financial Holdings, Ltd. *	14,000	7,025
Citic Pacific, Ltd.	28,033	151,763
CITIC Resources Holdings, Ltd. *	86,000	38,623
CLP Holdings, Ltd.	31,000	242,331
CNOOC, Ltd.	412,720	687,466

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
CNPC Hong Kong, Ltd.	60,000	$33,066
COFCO International, Ltd. * (a)	15,784	9,629
Cosco Pacific, Ltd.	28,855	62,310
Denway Motors, Ltd.	123,559	62,456
Dongfang Electrical Machinery Company, Ltd.	6,000	36,003
Esprit Holdings, Ltd.	24,500	305,741
Fosun International *	36,000	27,926
Fu Ji Food & Catering Services Holdings, Ltd.	4,900	8,637
Giordano International, Ltd.	28,000	11,723
Global Bio-Chem Technology
Group Company, Ltd.	32,855	13,533
Gome Electrical Appliances Holdings, Ltd.	43,427	95,501
Guangzhou Investment Company, Ltd.	95,493	22,352
Hang Lung Group, Ltd.	10,000	45,675
Hang Lung Properties, Ltd.	49,000	175,951
Hang Seng Bank, Ltd.	18,000	341,161
Harbin Power Equipment Company, Ltd.	24,000	53,125
Henderson Investment, Ltd. *	12,000	588
Henderson Land Development Company, Ltd.	23,508	182,511
Hong Kong & China Gas Company, Ltd.	85,700	247,392
Hong Kong Aircraft Engineerg	1,600	35,339
Hong Kong Electric Holdings, Ltd. (a)	34,000	191,249
Hong Kong Exchange & Clearing, Ltd.	26,000	494,250
Hopewell Holdings, Ltd.	15,000	68,746
Hopson Development Holdings, Ltd., GDR (a)	14,000	23,282
Hutchison Whampoa, Ltd.	50,000	467,639
Hysan Development Company, Ltd. (a)	15,643	43,022
Kerry Properties, Ltd.	14,923	99,515
Lee & Man Paper Manufacturing, Ltd.	8,000	22,335
Li & Fung, Ltd.	53,600	195,297
Li Ning Company, Ltd. (a)	16,749	51,578
Lifestyle International Holdings, Ltd.	15,500	40,155
Link, REIT	52,590	128,706
Melco International Development	16,000	22,567
MTR Corp., Ltd. (a)	32,699	121,397
New World Development Company, Ltd. (a)	58,724	157,850
Nine Dragons Paper Holdings, Ltd.	32,600	57,390
Noble Group, Ltd. (a)	27,000	42,256
NWS Holdings, Ltd.	9,000	26,168
Orient Overseas International, Ltd.	5,000	29,446
Pacific Basin Shipping, Ltd.	29,000	48,054
Parkson Retail Group, Ltd.	2,000	20,934
PCCW, Ltd.	99,000	57,127
Ping An Insurance Group Company of China,
Ltd.	39,355	297,583
Semiconductor Manufacturing
International Corp. *	379,912	30,483
Shanghai Industrial Holdings, Ltd.	18,070	73,688
Shangri-La Asia, Ltd.	28,000	83,280
Shenzhen Investment, Ltd.	44,682	23,853
Shougang Concord International Enterprises
Company, Ltd.	128,000	36,388
Shun Tak Holdings, Ltd.	30,000	44,364
Sino Land Company, Ltd.	33,542	83,896
Sinofert Holdings, Ltd. (a)	56,000	55,660
Sun Hung Kai Properties, Ltd.	32,000	559,652
Swire Pacific, Ltd., Class A	19,500	223,126

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Television Broadcasting Company, Ltd.	7,000	$40,961
Tencent Holdings, Ltd.	22,000	137,037
TPV Technology, Ltd.	25,211	15,109
Travelsky Technology, Ltd., Class H	13,428	11,270
Weiqiao Textile Company, Ltd. (a)	8,749	12,149
Wharf Holdings, Ltd.	32,625	165,226
Wheelock and Company, Ltd.	10,000	29,278
Wing Hang Bank, Ltd.	4,085	59,903
Yue Yuen Industrial Holdings, Ltd. (a)	14,000	41,432

		13,370,860
Hungary - 0.13%
Gedeon Richter Rt.	346	74,687
Magyar Telekom Rt.	11,601	55,989
MOL Magyar Olaj & Gazipari Rt. (a)	1,534	208,972
OTP Bank Rt. (a)	6,788	274,285

		613,933
India - 1.42%
Bajaj Auto, Ltd., ADR (g)	1,087	60,329
Dr. Reddy's Laboratories, Ltd., ADR	5,617	80,379
Grasim Industries, Ltd., ADR (g)	1,991	144,945
Hindalco Industries, Ltd., ADR (g)	2,729	13,181
ICICI Bank, Ltd., SADR (a)	23,557	1,221,195
Infosys Technologies, Ltd., ADR (a)	28,073	1,092,601
Larsen & Toubro, Ltd., ADR (g)	1,366	120,206
Mahindra & Mahindra, Ltd., ADR	800	13,472
Ranbaxy Laboratories, Ltd., ADR	7,736	84,322
Reliance Capital, Ltd. * (g)	895	40,806
Reliance Communication, Ltd., ADR (g)	38,286	549,867
Reliance Energy, Ltd., ADR (g)	447	52,594
Reliance Industries, Ltd., GDR (g)	19,410	2,363,168
Reliance Natural Resources, Ltd., ADR * (g)	8,956	59,490
Satyam Computer Services, Ltd., ADR	15,348	383,393
State Bank of India GDR (a)	50	5,440
State Bank of India, Ltd., ADR (a)	1,281	139,949
Tata Communications, Ltd., ADR (a)	1,347	33,406
Tata Motors, Ltd., SADR (a)	9,871	172,940
Wipro, Ltd., ADR (a)	11,526	133,010

		6,764,693
Indonesia - 0.32%
Aneka Tambang Tbk PT	82,500	36,106
Astra Agro Lestari Tbk PT	10,000	34,084
Astra International Tbk PT	50,000	150,025
Bank Central Asia Tbk PT	301,000	116,246
Bank Danamon Indonesia Tbk PT	42,500	34,994
Bank Internasional Indonesia Tbk PT	402,500	14,760
Bank Mandiri Tbk PT	149,000	52,295
Bank Pan Indonesia Tbk PT *	128,750	8,983
Bank Rakyat Indonesia Tbk PT	134,500	104,411
Bumi Resources Tbk PT	407,500	336,216
Energi Mega Persada Tbk PT *	91,500	13,397
Gudang Garam Tbk PT	14,500	12,505
Indocement Tunggal Prakarsa Tbk PT	23,000	18,697
Indofood Sukses Makmur Tbk PT	105,500	33,076
Indosat Tbk PT	60,500	44,374
International Nickel Indonesia Tbk PT	50,000	50,917

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Kalbe Farma Tbk PT	113,500	$12,928
Perusahaan Gas Negara Tbk PT	45,000	66,894
PT Telekomunikiasi Indonesia, ADR	4,500	191,970
Ramayana Lestari Sentosa Tbk PT	53,000	4,657
Semen Gresik Persero Tbk PT	35,000	19,957
Telekomunikasi Indonesia Tbk PT	71,500	75,687
Truba Alam Manunggal Engineering PT *	180,000	22,953
Unilever Indonesia Tbk PT	38,000	28,044
United Tractors Tbk PT	32,000	45,771

		1,529,947
Ireland - 0.52%
Allied Irish Banks PLC - London	4,910	99,736
Allied Irish Banks PLC	18,191	368,247
Anglo Irish Bank Corp. PLC	9,504	134,475
Bank of Ireland - London	5,664	79,214
Bank of Ireland	21,227	298,605
C&C Group PLC	174	1,185
CRH PLC - London	2,906	107,403
CRH PLC	11,402	423,762
DCC PLC - London	403	10,099
DCC PLC	577	14,518
Elan Corp PLC - London *	2,343	53,604
Elan Corp. *	10,203	234,213
Experian Group, Ltd.	28,472	239,348
Greencore Group PLC - London	1,013	6,628
Greencore Group PLC	3,075	20,354
Iaws Group PLC - London	887	17,803
Iaws Group PLC	665	13,465
Irish Life & Permanent PLC - London	764	12,358
Irish Life & Permanent PLC	6,111	99,402
Kerry Group PLC	2,619	82,176
Kerry Group PLC - London	675	21,053
Kingspan Group PLC - London	213	2,891
Kingspan Group PLC	2,798	37,895
Paddy Power PLC - London	146	4,674
Paddy Power PLC	417	13,352
Ryanair Holdings PLC, SADR *	1,496	42,756
Smurfit Kappa Group PLC *	2,953	42,133

		2,481,349
Israel - 0.52%
Africa-Israel Investments, Ltd.	311	19,848
Aladdin Knowledge Systems, ADR *	122	2,589
Alvarion, Ltd., ADR *	649	4,913
Audio Codes, Ltd., ADR *	664	2,809
Bank Hapoalim, Ltd.	32,717	139,791
Bank Leumi Le-Israel, Ltd.	29,578	135,899
Bezek Israeli Telecommunications Corp., Ltd.	26,127	48,013
Cellcom Israel, Ltd.	2,408	77,249
Check Point Software Technologies, Ltd. *	5,245	114,970
Clal Insurance Enterprise Holdings, Ltd.	432	9,437
Delek Group, Ltd.	53	8,523
Discount Investment Corp.	1,168	30,382
Elbit Systems, Ltd.	841	46,893
Gazit Globe, Ltd.	586	5,030
Given Imaging Corp., ADR * (a)	288	4,568

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Harel Insurance Investments, Ltd.	176	$9,211
ICL Israel Chemicals, Ltd.	16,506	224,045
IDB Development Corp., Ltd.	396	12,032
Israel Corp., Ltd.	95	101,501
Israel Discount Bank, Ltd. *	11,163	28,450
Koor Industries, Ltd.	225	15,859
Makhteshim-Agam Industries, Ltd. *	11,991	99,948
Migdal Insurance Holdings, Ltd.	6,198	9,311
Nice Systems, Ltd. *	2,728	87,434
Oil Refineries, Ltd.	23,107	20,666
Ormat Industries	1,927	24,991
Partner Communications, Ltd.	3,696	77,674
RADWARE, Ltd., ADR *	413	5,051
Retalix, Ltd. *	164	2,659
Strauss-Elite, Ltd. *	274	3,839
Syneron Medical, Ltd., ADR *	423	6,848
Teva Pharmaceutical Industries, Ltd.	21,565	1,053,100
United Mizrahi Bank, Ltd.	3,045	23,119

		2,456,652
Italy - 2.79%
A2A SpA	19,995	80,888
Alleanza Assicuraz SpA	12,086	155,297
Assicurazioni Generali SpA	27,744	1,192,464
Autogrill SpA	3,858	61,649
Autostrade SpA	6,920	221,910
Banca Carige SpA	10,330	40,280
Banca Intesa SpA - Non convertible	25,907	164,540
Banca Monte dei Paschi Siena SpA (a)	31,377	142,476
Banca Popolare di Milano SpA	11,837	140,976
Banche Popolari Unite SpA	16,379	385,087
Banco Popolare Scarl *	17,784	336,279
Bulgari SpA	5,567	61,982
Enel SpA	113,721	1,227,090
Eni SpA	68,053	2,349,951
Fiat SpA	19,140	404,548
Finmeccanica SpA	8,034	247,074
Fondiaria-Sai SpA	2,243	99,544
IFIL - Investments SpA	7,006	54,319
Intesa Sanpaolo SpA	202,152	1,357,751
Italcementi SpA, RNC	2,769	42,112
Italcementi SpA	2,818	57,323
Lottomatica SpA	2,312	83,485
Luxottica Group SpA	4,237	116,724
Mediaset SpA	21,083	190,398
Mediobanca SpA (a)	13,118	253,086
Mediolanum SpA	9,238	58,111
Mondadori (Arnoldo) Editore SpA (a)	3,341	27,009
Parmalat SpA	45,039	171,718
Pirelli & Company SpA *	91,832	90,638
Prysmian SpA *	4,304	84,132
Saipem SpA	3,814	155,824
Seat Pagine Gialle SpA	161,380	47,406
Snam Rete Gas SpA	24,903	173,173
Telecom Italia SpA	283,001	705,575
Telecom Italia SpA-RNC	160,063	308,833
Terna SpA	34,768	150,390

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
UniCredito Italiano SpA	244,550	$1,799,115
Unipol Gruppo Finanziario SpA, ADR	14,152	39,867

		13,279,024
Japan - 14.31%
Access Company, Ltd. *	5	17,796
Acom Company, Ltd.	1,430	41,362
Aderans Company, Ltd. (a)	900	16,328
Advantest Corp. (a)	3,700	92,086
AEON Company, Ltd.	15,900	191,573
AEON Credit Service Company, Ltd. (a)	1,600	23,319
Aeon Mall Company, Ltd. (a)	1,700	41,690
Aiful Corp.	1,700	30,251
Aioi Insurance Company, Ltd.	12,000	61,660
Aisin Seiki Company	4,800	191,195
Ajinomoto Company, Inc. (a)	17,000	204,340
Alfresa Holdings Corp.	800	55,553
All Nippon Airways Company, Ltd. (a)	16,000	66,559
Alps Electric Company, Ltd. (a)	4,700	54,921
Amada Company, Ltd.	10,000	75,174
Aoyama Trading Company, Ltd.	1,100	23,076
Aozora Bank, Ltd. *	16,000	42,645
Asahi Breweries, Ltd.	11,600	216,827
Asahi Glass Company, Ltd.	26,000	296,138
Asahi Kasei Corp.	30,000	165,100
ASATSU-DK, Inc.	600	19,368
Asics Corp. (a)	4,000	46,619
Astellas Pharmaceuticals, Inc.	12,700	555,063
Autobacs Seven Company, Ltd.	600	13,581
Bank of Kyoto, Ltd. (a)	7,000	80,797
Benesse Corp.	1,800	73,622
Bridgestone Corp.	16,900	278,020
Brother Industries, Ltd. *	5,000	53,149
Canon Sales Company, Inc.	1,800	31,964
Canon, Inc.	27,700	1,241,660
Casio Computer Company, Ltd.	6,000	78,019
Central Glass Company, Ltd. (a)	5,000	22,077
Central Japan Railway Company, Ltd.	43	409,473
Chiba Bank, Ltd.	18,000	114,480
Chiyoda Corp.	4,000	40,108
Chubu Electric Power Company, Inc.	17,200	433,261
Chugai Pharmaceutical Company, Ltd. (a)	6,800	78,642
Chugoku Electric Power Company, Inc.	4,200	88,391
Circle K Sunkus Company, Ltd. (a)	700	10,489
Citizen Watch Company, Ltd. (a)	8,600	72,217
Coca-Cola West Japan Company, Ltd.	1,100	23,899
COMSYS Holdings Corp. (a)	3,000	24,315
Cosmo Oil Company, Ltd.	19,000	62,785
Credit Saison Company, Ltd. (a)	4,800	131,508
CSK Corp. (a)	1,600	40,186
Dai Nippon Printing Company, Ltd.	17,000	268,098
Daicel Chemical Industries, Ltd.	7,000	39,431
Daido Steel Company, Ltd. (a)	7,000	49,377
Daifuku Company, Ltd. (a)	2,000	26,315
Daihatsu Motor Company, Ltd. (a)	4,000	42,425
Daiichi Sankyo Company, Ltd.	18,400	571,016
Daikin Industries, Ltd.	7,300	328,482

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Dainippon Ink & Chemicals, Inc.	16,000	$58,206
Dainippon Sumitomo Pharma Company, Ltd. *	4,000	33,414
Daito Trust Construction Company, Ltd. (a)	2,000	108,501
Daiwa House Industry Company, Ltd.	12,000	122,532
Daiwa Securities Group, Inc. (a)	37,000	343,074
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	40,097
Denso Corp.	12,700	474,110
Dentsu, Inc. (a)	47	108,499
Dowa Mining Company, Ltd.	7,000	48,827
E-Access, Ltd.	37	23,921
East Japan Railway Company	87	698,293
Ebara Corp.	10,000	28,492
EDION Corp.	1,800	17,701
Eisai Company, Ltd.	6,300	227,206
Electric Power Development Company, Ltd.	3,700	133,889
Elpida Memory, Inc. *	2,400	79,638
Familymart Company, Ltd.	1,300	38,308
Fanuc, Ltd.	5,100	475,467
Fast Retailing Company, Ltd. (a)	1,300	96,034
Fuji Electric Holdings Company, Ltd. (a)	15,000	57,287
Fuji Heavy Industries, Ltd.	11,000	47,987
Fuji Photo Film Company, Ltd.	12,900	483,724
Fuji Software ABC, Inc.	900	13,827
Fuji Television Network, Inc.	11	16,639
Fujikura, Ltd. (a)	8,000	39,395
Fujitsu, Ltd.	51,000	362,871
Fukuoka Financial Group, Inc. *	19,000	97,391
Furukawa Electric Company, Ltd.	15,000	52,824
Glory, Ltd.	1,500	34,087
Goodwill Group, Inc. * (a)	34	5,991
Gunma Bank	9,000	61,208
Gunze, Ltd. (a)	4,000	18,538
Hakuhodo DY Holdings, Inc. (a)	650	37,195
Hankyu Hanshin Holdings, Inc.	29,200	129,427
Haseko Corp. *	22,500	33,936
Hikari Tsushin, Inc. (a)	500	15,144
Hino Motors, Ltd.	6,000	42,507
Hirose Electric Company, Ltd. (a)	800	84,762
Hitachi Cable, Ltd.	5,000	22,354
Hitachi Chemical, Ltd.	2,100	40,017
Hitachi Construction Machinery Company, Ltd. (a)	2,400	65,524
Hitachi High-Technologies Corp.	1,400	27,291
Hitachi Metals, Ltd. *	3,000	41,947
Hitachi, Ltd. (a)	86,000	623,140
Hokkaido Electric Power Company, Inc.	4,600	103,009
Hokuhoku Financial Group, Inc.	30,000	84,823
Hokuriku Electric Power Company * (a)	2,800	62,351
Honda Motor Company, Ltd.	40,500	1,236,276
House Food Corp.	1,500	22,825
Hoya Corp.	11,300	286,714
Ibiden Company, Ltd.	3,200	152,802
Idemitsu Kosan Company, Ltd.	500	41,078
Inpex Holdings, Inc.	21	235,946
Isetan Company, Ltd.	4,200	49,895
Ishikawajima-Harima Heavy Industries
Company, Ltd.	31,000	60,701

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Isuzu Motors, Ltd. (a)	22,000	$100,182
ITO EN, Ltd.	1,200	24,451
Itochu Corp.	41,000	431,744
Itochu Techno-Science Corp.	800	22,382
J Front Retailing Company, Ltd.	11,000	72,030
JAFCO Company, Ltd.	900	31,061
Japan Airlines System Corp. * (a)	24,000	59,218
Japan Petroleum Exploration Company, Ltd.	800	55,816
Japan Prime Realty Investment Corp., REIT	13	43,222
Japan Real Estate Investment Corp., REIT (a)	9	100,153
Japan Retail Fund Investment Corp., REIT (a)	8	48,187
Japan Tobacco, Inc. (a)	116	585,968
JFE Holdings, Inc.	15,600	695,101
JGC Corp. (a)	5,000	81,083
Joyo Bank, Ltd.	16,000	80,193
JS Group Corp.	7,900	134,354
JSR Corp.	4,100	89,985
Jupiter Telecommunications Company, Ltd. *	100	83,011
Kajima Corp.	21,000	65,176
Kamigumi Company, Ltd.	7,000	52,814
Kaneka Corp.	8,000	55,658
Kansai Electric Power Company, Ltd.	19,800	484,430
Kansai Paint Company, Ltd. (a)	6,000	43,183
Kao Corp.	14,000	431,029
Kawasaki Heavy Industries, Ltd. (a)	37,000	89,078
Kawasaki Kisen Kaisha, Ltd.	14,000	142,016
KDDI Corp.	67	407,060
Keihin Electric Express Railway Company,
Ltd. (a)	10,000	68,129
Keio Electric Railway Company, Ltd.	13,000	73,595
Keisei Electric Railway Company, Ltd.	7,000	36,633
Keyence Corp. (a)	900	209,998
Kikkoman Corp.	3,000	34,640
Kinden Corp.	4,000	37,284
Kintetsu Corp. (a)	40,000	133,998
Kirin Brewery Company, Ltd.	21,000	352,422
KK DaVinci Advisors *	26	21,890
Kobe Steel Company, Ltd.	65,000	202,664
Kokuyo Company, Ltd.	1,700	13,901
Komatsu, Ltd.	23,700	602,086
Komori Corp.	1,500	31,303
Konami Corp. (a)	2,200	72,848
Konica Minolta Holdings, Inc.	11,500	162,922
Kose Corp. (a)	600	13,721
Koyo Seiko Company, Ltd.	4,900	86,812
Kubota Corp.	31,000	210,293
Kuraray Company, Ltd.	9,000	107,359
Kurita Water Industries, Ltd.	2,900	91,416
Kyocera Corp.	4,400	359,947
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	7,737	74,780
Kyushu Electric Power Company, Inc.	10,400	262,036
Lawson, Inc. (a)	1,600	61,158
LeoPalace21 Corp.	3,300	67,430
Mabuchi Motor Company, Ltd. (a)	600	30,117
Makita Corp.	2,700	95,367
Marubeni Corp.	45,000	340,699

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Marui Company, Ltd. (a)	7,100	$72,723
Matsui Securities Company, Ltd. (a)	2,000	13,281
Matsumotokiyoshi Holdings Company, Ltd. * (a)	800	16,363
Matsushita Electric Industrial Company, Ltd.	52,000	1,095,192
Matsushita Electric Works, Ltd.	9,000	89,338
Mazda Motor Corp.	16,000	65,194
Mediceo Holdings Company, Ltd.	3,800	64,402
Meiji Dairies Corp. (a)	7,000	40,124
Meiji Seika Kaisha, Ltd.	8,000	37,579
Meitec Corp.	800	23,641
Millea Holdings, Inc.	19,000	702,532
Minebea Company, Ltd.	10,000	64,060
Mitsubishi Chemical Holdings Corp., ADR (a)	29,500	199,536
Mitsubishi Corp.	35,800	1,092,275
Mitsubishi Electric Corp.	51,000	467,132
Mitsubishi Estate Company, Ltd.	31,000	755,485
Mitsubishi Gas & Chemicals Company, Inc.	9,000	66,742
Mitsubishi Heavy Industries, Ltd.	87,000	406,842
Mitsubishi Logistc Corp. (a)	3,000	35,352
Mitsubishi Materials Corp.	27,000	126,145
Mitsubishi Motors Corp. *	54,000	86,673
Mitsubishi Rayon Company, Ltd. (a)	12,000	40,992
Mitsubishi UFJ Financial Group, Inc. (a)	227,100	2,001,512
Mitsubishi UFJ Lease & Finance
Company, Ltd.	760	27,333
Mitsui & Company, Ltd.	46,000	1,000,382
Mitsui Chemicals, Inc.	15,000	106,360
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	18,000	54,844
Mitsui Fudosan Company, Ltd.	22,000	446,687
Mitsui Mining & Smelting Company, Ltd.	12,000	43,907
Mitsui O.S.K. Lines, Ltd.	29,000	376,648
Mitsui Sumitomo Insurance Company, Ltd.	33,000	346,760
Mitsui Trust Holdings, Inc.	23,000	158,549
Mitsukoshi, Ltd.	11,000	44,190
Mitsumi Electric Company, Ltd. (a)	1,800	55,938
Mizuho Financial Group, Inc.	257	1,062,707
Mizuho Trust & Banking Company, Ltd.	26,000	41,430
Murata Manufacturing Company, Ltd.	5,900	320,122
Namco Bandai Holdings, Inc.	5,300	65,549
NEC Corp. (a)	51,000	219,645
NEC Electronics Corp. * (a)	700	14,170
NGK INSULATORS, LTD. (a)	7,000	158,955
NGK Spark Plug Company, Ltd. (a)	4,000	62,528
NHK Spring Company, Ltd.	3,000	23,321
NICHIREI Corp.	5,000	24,771
Nidec Corp.	2,800	185,543
Nikon Corp.	8,000	224,080
Nintendo Company, Ltd.	2,600	1,294,528
Nippon Building Fund, Inc., REIT	15	184,545
Nippon Electric Glass Company, Ltd.	8,000	115,986
Nippon Express Company, Ltd.	19,000	101,355
Nippon Kayaku Company, Ltd. (a)	3,000	17,896
Nippon Light Metal Company, Ltd. (a)	10,000	15,436
NIPPON MEAT PACKERS, Inc. (a)	4,000	49,207
Nippon Mining Holdings, Inc.	22,500	133,264
Nippon Oil Corp.	31,000	211,472

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Paper Group, Inc.	19	$45,012
Nippon Sheet Glass Company, Ltd. (a)	16,000	74,809
Nippon Shokubai Company, Ltd.	3,000	22,110
Nippon Steel Corp. (a)	154,000	810,224
Nippon Telegraph & Telephone Corp.	133	579,978
Nippon Yusen Kabushiki Kaisha (a)	28,000	258,732
Nippon Zeon Company (a)	4,000	19,489
NIPPONKOA Insurance Company, Ltd. *	10,000	80,968
Nishimatsu Construction Company, Ltd.	5,000	12,723
Nishi-Nippon City Bank, Ltd.	18,000	46,905
Nissan Chemical Industries, Ltd.	4,000	45,600
Nissan Motor Company, Ltd.	58,100	522,492
Nisshin Seifun Group, Inc.	5,000	49,737
Nisshin Steel Company	21,000	75,289
Nisshinbo Industries, Inc.	3,000	31,444
Nissin Food Products Company, Ltd.	2,300	76,112
Nitori Company, Ltd. (a)	750	37,226
Nitto Denko Corp.	4,200	204,490
NOK Corp. (a)	2,700	55,931
Nomura Holdings, Inc.	45,300	711,375
Nomura Real Estate Holdings, Inc.	1,000	18,357
Nomura Real Estate Office Fund, Inc.	6	50,354
Nomura Research Institute, Ltd.	2,500	71,203
NSK, Ltd. (a)	11,000	94,304
NTN Corp. (a)	9,000	66,952
NTT Data Corp. (a)	30	140,388
NTT DoCoMo, Inc.	411	602,144
NTT Urban Development Corp. (a)	31	38,425
Obayashi Corp. (a)	16,000	76,535
OBIC Company, Ltd. (a)	150	27,691
Odakyu Electric Railway Company, Ltd. (a)	19,000	124,240
Oji Paper Company, Ltd. (a)	20,000	84,068
Oki Electric Industry Company, Ltd. * (a)	10,000	17,865
Okuma Holdings, Inc. (a)	3,000	28,529
Okumura Corp.	4,000	17,104
Olympus Optical Company, Ltd. (a)	6,000	175,690
Omron Corp.	5,300	117,877
Ono Pharmaceutical Company, Ltd.	1,500	75,729
Onward Kashiyama Company, Ltd.	3,000	29,222
Oracle Corp. - Japan (a)	1,000	44,078
Oriental Land Company, Ltd. (a)	1,300	75,737
Orix Corp.	2,410	360,316
Osaka Gas Company, Ltd.	56,000	224,692
OSG Corp. (a)	1,900	18,794
Otsuka Corp. (a)	400	31,437
Pioneer Electronic Corp. (a)	3,000	31,520
Promise Company, Ltd. (a)	1,700	56,837
Q.P. Corp.	2,700	26,849
Rakuten, Inc.	173	82,265
Resona Holdings, Inc.	141	228,070
Ricoh Company, Ltd.	18,000	289,082
Rinnai Corp.	1,000	30,926
Rohm Company, Ltd.	2,500	182,339
Round One Corp.	8	9,169
Ryohin Keikaku Company, Ltd. (a)	500	26,579
Sanken Electric Company, Ltd.	3,000	17,674

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
SANKYO Company, Ltd.	1,300	$69,470
Santen Pharmaceutical Company, Ltd. (a)	1,800	45,629
Sanwa Shutter Corp.	6,000	29,125
Sanyo Electric Company, Ltd. * (a)	39,000	82,329
Sapporo Hokuyo Holdings, Inc.	7	54,647
Sapporo Holdings	6,000	45,236
SBI E*Trade Securities Compnay, Ltd.	36	30,946
SBI Holdings, Inc. (a)	233	57,064
Secom Company, Ltd. (a)	5,200	262,231
SEGA SAMMY HOLDINGS, INC. (a)	5,100	56,269
Seiko Epson Corp. (a)	3,000	76,570
Seino Transportation Company, Ltd. (a)	3,000	19,884
Sekisui Chemical Company, Ltd.	11,000	77,155
Sekisui House, Ltd. (a)	12,000	124,157
Seven & I Holdings Company, Ltd. (a)	21,100	524,657
Sharp Corp. (a)	26,000	473,137
Shikoku Electric Power Company, Inc. * (a)	2,800	80,706
Shimachu Company, Ltd.	900	23,266
Shimamura Company, Ltd. (a)	600	43,506
Shimano, Inc.	1,500	63,023
Shimizu Corp.	14,000	66,980
Shin-Etsu Chemical Company, Ltd.	10,500	566,646
Shinko Electric Industries Company, Ltd.	1,600	22,829
Shinko Securities Company, Ltd.	14,000	48,048
Shinsei Bank, Ltd.	6,000	24,290
Shionogi & Company, Ltd.	7,000	120,002
Shiseido Company, Ltd. (a)	10,000	227,889
Shizuoka Bank, Ltd.	15,000	158,378
Showa Denko K.K. (a)	34,000	120,982
Showa Shell Sekiyu K.K.	4,400	44,639
SMC Corp. (a)	1,400	149,269
SOFTBANK Corp.	19,400	377,983
Sojitz Holdings Corp.	34,400	128,949
Sompo Japan Insurance, Inc.	24,000	222,579
Sony Corp.	26,100	1,233,047
Sony Financial Holdings, Inc. * (a)	23	91,876
Square Enix Company, Ltd. * (a)	1,800	60,089
Stanley Electric Corp. (a)	3,600	76,068
Sumco Corp.	2,700	59,707
Sumitomo Chemical Company, Ltd. (a)	43,000	297,660
Sumitomo Corp.	28,400	408,426
Sumitomo Electric Industries, Ltd.	20,500	303,359
Sumitomo Heavy Industries, Ltd.	14,000	111,656
Sumitomo Metal Industries, Ltd.	108,000	457,496
Sumitomo Metal Mining Company, Ltd.	15,000	315,570
Sumitomo Mitsui Financial Group, Inc.	173	1,249,572
Sumitomo Osaka Cement Company, Ltd. (a)	8,000	16,279
Sumitomo Realty &
Development Company, Ltd.	11,000	187,727
Sumitomo Rubber Industries, Inc.	4,000	30,825
Sumitomo Titanium Corp.	400	26,570
Sumitomo Trust & Banking Company, Ltd.	31,000	208,825
Suruga Bank, Ltd.	5,000	55,516
Suzuken Company, Ltd.	1,600	57,633
Suzuki Motor Corp. (a)	5,000	135,049
T&D Holdings, Inc. (a)	4,850	247,985

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
TAIHEIYO CEMENT CORP.	21,000	$48,953
Taisei Corp. (a)	22,000	58,005
Taisho Pharmaceuticals Company, Ltd.	4,000	81,513
Taiyo Nippon Sanso Corp. (a)	6,000	53,481
Taiyo Yuden Company, Ltd. (a)	3,000	32,669
Takara Holdings, Inc. (a)	3,000	18,203
Takashimaya Company, Ltd. (a)	8,000	88,353
Takeda Pharmaceutical Company, Ltd.	21,900	1,221,998
Takefuji Corp.	2,950	74,511
Tanabe Seiyaku Company, Ltd. (a)	5,000	57,753
TDK Corp.	3,100	220,356
Teijin, Ltd.	20,000	77,491
Terumo Corp.	4,700	255,197
The 77th Bank, Ltd.	8,000	47,152
The Bank of Yokohama, Ltd.	33,000	214,080
The Hachijuni Bank, Ltd.	10,000	65,720
The Hiroshima Bank, Ltd.	13,000	64,018
The Japan Steel Works, Ltd. (a)	9,000	146,257
The Tokyo Electric Power Company, Ltd. (a)	32,400	832,422
THK Company, Ltd. (a)	3,400	64,200
TIS, Inc.	1,100	20,121
Tobu Railway Company, Ltd. (a)	20,000	95,622
Toda Corp.	4,000	17,396
Toho Company, Ltd. (a)	3,000	69,481
Toho Titanium Company, Ltd. (a)	600	17,046
Tohoku Electric Power Company, Inc.	11,300	259,275
Tokai Rika Company, Ltd.	1,400	40,254
Tokuyama Corp. (a)	5,000	37,234
Tokyo Broadcasting Company, Ltd.	1,000	21,597
Tokyo Electron, Ltd.	4,700	291,316
Tokyo Gas Company, Ltd.	56,000	251,203
Tokyo Seimitsu Company, Ltd.	800	14,668
Tokyo Steel Manufacturing Company, Ltd.	2,200	26,300
Tokyo Tatemono Company, Ltd.	7,000	47,434
Tokyu Corp.	31,000	179,552
Tokyu Land Corp.	10,000	67,401
TonenGeneral Sekiyu K.K. (a)	7,000	66,454
Toppan Printing Company, Ltd. (a)	14,000	152,928
Toray Industries, Inc. (a)	33,000	204,020
Toshiba Corp. (a)	79,000	592,558
Tosoh Corp.	12,000	42,918
Toto, Ltd. (a)	7,000	58,949
Toyo Seikan Kaisha, Ltd.	3,800	66,641
Toyo Suisan Kaisha, Ltd.	2,000	32,599
Toyoda Gosei Company, Ltd.	1,400	50,651
Toyota Boshoku Corp. (a)	1,800	61,876
Toyota Industries Corp.	4,500	170,335
Toyota Motor Corp.	70,500	3,831,506
Toyota Tsusho Corp.	5,400	137,087
Trend Micro, Inc.	2,500	86,127
Ube Industries, Ltd.	24,000	73,763
UNI Charm Corp.	900	65,774
UNY Company, Ltd.	4,000	31,856
Urban Corp.	2,800	18,178
Ushio, Inc. (a)	2,700	56,214
USS Company, Ltd.	500	30,633

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Wacoal Corp. (a)	2,000	$30,172
West Japan Railway Company, Ltd.	48	219,599
Yahoo Japan Corp. (a)	430	191,179
Yakult Honsha Company, Ltd. (a)	2,800	78,328
Yamada Denki Company, Ltd. (a)	2,150	188,025
Yamaha Corp.	4,100	80,529
Yamaha Motor Company, Ltd.	4,800	95,411
Yamato Kogyo Company, Ltd. *	1,500	63,123
Yamato Transport Company, Ltd. (a)	11,000	160,767
Yamazaki Baking Company, Ltd.	3,000	29,189
YASKAWA Electric Corp.	5,000	55,017
Yokogawa Electric Corp.	5,000	51,967

		68,075,025
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR (a)	2,120	50,159

Luxembourg - 0.47%
ArcelorMittal	22,964	1,743,621
Millicom International Cellular SA, ADR *	764	83,735
SES, ADR	3,179	78,573
Tenaris SA, ADR (a)	6,960	309,372

		2,215,301
Malaysia - 0.50%
AirAsia BHD *	17,100	8,277
AMMB Holdings BHD	37,800	43,469
Berjaya Sports Toto BHD	16,300	26,050
British American Tobacco Malaysia BHD	3,100	41,519
Bursa Malaysia BHD	7,600	26,634
Commerce Asset Holdings	68,100	220,820
Digi.Com BHD *	3,300	24,525
DRB-Hicom BHD	12,700	5,517
Gamuda BHD	49,500	60,184
Genting BHD	52,800	111,690
Guinness Anchor BHD	2,900	4,875
Hong Leong Bank BHD	11,600	20,139
Hong Leong Credit BHD	4,400	6,371
IGB Corp. BHD	13,900	8,233
IJM Corp. BHD	13,600	30,537
IOI Corp. BHD *	88,600	220,366
IOI Properties BHD	1,800	7,139
KLCC Property Holdings BHD	8,900	8,766
KNM Group BHD	12,400	23,326
Kuala Lumpur Kepong BHD	13,400	76,846
Lafarge Malayan Cement BHD	7,380	11,881
Magnum Corp. BHD	17,700	18,364
Malayan Bank BHD	66,250	187,009
Malaysian Airline System BHD *	7,200	9,200
Malaysian Bulk Carriers BHD	2,975	3,783
Malaysian Pacific Industries BHD	1,800	4,978
Malaysian Plantations BHD	32,900	29,206
Malaysian Resources Corp. BHD *	8,900	5,487
Media Prima BHD	7,200	5,407
MISC BHD	32,800	89,764
MMC Corp. BHD	12,800	15,021
Mulpha International BHD *	16,000	5,096
Multi-Purpose Holdings BHD	5,500	3,495

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Petronas Dagangan BHD	5,200	$ 13,575
Petronas Gas BHD	16,800	52,711
PLUS Expressways BHD	33,700	32,657
POS Malaysia & Services Holdings BHD *	6,400	4,012
PPB Group BHD	11,600	38,808
Proton Holdings BHD *	5,100	6,466
Public Bank BHD	30,000	98,536
Resorts World BHD	85,200	98,541
RHB Capital BHD	6,900	10,585
Scomi Group BHD	12,900	4,233
Shell Refining Company Federation
of Malaya BHD	1,300	4,490
Sime Darby BHD *	64,738	235,079
SP Setia BHD	18,450	28,373
Star Publications Malaysia BHD	4,400	4,803
TA Enterprise BHD	16,600	5,725
Tanjong PLC	5,000	24,841
Telekom Malaysia, BHD	30,000	105,910
Tenaga Nasional BHD	37,700	105,778
UEM World BHD	16,200	17,384
UMW Holdings BHD	12,000	26,108
YTL Corp. BHD	27,300	65,156
YTL Power International BHD	42,540	33,502

		2,381,247
Mexico - 0.93%
Alfa SA de CV	7,800	48,796
America Movil SA de CV, Series L, ADR	10,617	641,904
America Movil SA de CV	261,600	790,906
Axtel SAB de CV, ADR *	21,400	47,416
Banco Compartamos SA de CV, ADR *	5,400	21,126
Carso Global Telecom SAB de CV *	12,400	54,185
Carso Infraestructura y Construccion SA de
CV *	7,300	6,680
Cemex SA de CV, SADR *	8,184	225,469
Cemex SA de CV *	103,436	284,618
Coca-Cola Femsa SA de CV	10,100	53,065
Consorcio ARA SA de CV	9,100	9,465
Controladora Comercial Mexicana SA de CV	15,200	39,029
Corp. GEO SA de CV, Series B *	10,400	33,210
Desarrolladora Homex SA de CV * (a)	5,500	54,409
Empresas ICA Sociedad
Controladora SA de CV *	13,100	78,245
Fomento Economico Mexicano SA de CV	58,000	232,325
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	12,000	55,070
Grupo Aeroportuario del Sureste SA de CV	2,500	12,937
Grupo Bimbo SA de CV	7,500	40,616
Grupo Carso SA de CV	14,262	62,588
Grupo Elektra SA de CV	2,500	58,357
Grupo Financiero Banorte SA de CV	36,242	150,585
Grupo Mexico SA	34,410	239,360
Grupo Modelo SA (a)	16,500	75,475
Grupo Televisa SA, SADR *	6,344	139,568
Grupo Televisa SA	35,200	155,590
Industrias Penoles SA de CV	2,500	58,357
Kimberly-Clark de Mexico SA de CV	11,800	48,037

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Telefonos de Mexico SA de CV, Class L, ADR	2,926	$97,143
Telefonos de Mexico SA de CV	138,600	230,741
TV Azteca SA de CV *	26,400	14,839
Urbi Desarrollos Urbanos SA de CV *	15,400	53,922
Wal-Mart de Mexico SA de CV, Series V	81,531	297,196

		4,411,229
Netherlands - 1.98%
Aegon NV	38,980	582,144
Akzo Nobel NV	7,183	526,715
ASML Holding NV *	10,830	260,068
Buhrmann NV	5,158	61,081
Corio NV	1,286	119,194
DSM NV	4,071	179,150
Fugro NV - CVA	1,719	129,687
Heineken Holding NV	1,771	90,041
Heineken NV	6,645	374,781
ING Groep NV	49,252	1,636,728
Koninklijke (Royal) KPN NV	50,307	949,701
Koninklijke (Royal) Philips Electronics NV	30,051	1,172,429
Koninklijke Ahold NV *	33,981	446,558
Oce NV	2,134	39,576
Randstad Holdings NV	1,829	69,484
Reed Elsevier NV	17,078	317,276
SBM Offshore NV	4,202	135,469
TNT Post Group NV	10,820	426,118
TomTom NV *	1,860	87,165
Unilever NV	45,369	1,402,867
Vedior NV	5,083	127,315
Wereldhave NV	464	56,088
Wolters Kluwer NV	7,894	204,175

		9,393,810
New Zealand - 0.11%
Auckland International Airport, Ltd.	27,486	54,033
Contact Energy, Ltd.	8,111	50,839
Fisher & Paykel Appliances Holdings, Ltd. (a)	7,627	15,663
Fisher & Paykel Healthcare Corp.	14,412	30,253
Fletcher Building, Ltd.	13,980	106,455
Kiwi Income Property Trust	18,313	18,077
Sky City Entertainment Group, Ltd.	12,760	40,236
Sky Network Television, Ltd.	5,496	21,953
Telecom Corp. of New Zealand, Ltd.	51,067	156,691
Vector, Ltd.	5,002	7,396

		501,596
Norway - 0.72%
Acergy SA	5,894	125,920
Aker Kvaerner ASA * (a)	4,157	98,763
Den Norske Bank ASA	20,200	295,477
Det Norske Oljeselskapb ASA *	9,000	11,631
Lighthouse Caledonia ASA *	530	437
Norsk Hydro ASA	19,617	277,132
Ocean Rig ASA *	1,965	15,018
Orkla ASA	21,902	272,264
Pan Fish ASA *	93,000	55,091
Petroleum Geo-Services ASA *	4,310	103,389
ProSafe ASA *	5,550	95,064

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Renewable Energy Corp ASA *	5,179	$126,667
Schibsted ASA	600	18,880
Statoil ASA	33,840	1,031,148
Stolt-Nielsen SA	400	9,825
Storebrand ASA	12,581	97,325
Tandberg ASA	1,300	18,996
Telenor ASA	21,800	446,391
TGS Nopec Geophysical Company ASA *	2,400	35,437
Tomra Systems ASA	4,000	27,224
Yara International ASA	4,600	256,847

		3,418,926
Peru - 0.10%
Cia de Minas Buenaventura SA	946	70,717
Compania de Minas Buenaventura SA, ADR	1,366	103,857
Credicorp SA	800	59,600
Credicorp, Ltd., ADR	967	71,877
Minsur SA	9,795	27,288
Southern Peru Copper Corp.	889	101,212
Volcan Compania Minera SA, CMN Series B	11,211	31,738

		466,289
Philippines - 0.08%
Ayala Corp.	3,211	33,820
Ayala Land, Inc.	118,600	33,704
Banco De Oro *	7,314	9,438
Bank of the Philippine Islands	24,640	33,258
Filinvest Land, Inc. *	126,321	3,229
First Philippine Holdings Corp.	2,624	2,967
Globe Telecommunications, Inc.	690	24,983
International Container Terminal Services, Inc.	20,878	16,996
Jollibee Foods Corp.	9,000	10,772
Manila Electric Company *	9,142	17,515
Megaworld Corp.	213,952	12,732
Metropolitan Bank & Trust Company	12,800	13,145
Petron Corp.	48,152	7,211
Philippine Long Distance Telephone Company	1,290	91,020
PNOC Energy Development Corp.	132,801	20,690
San Miguel Corp.	2,700	3,332
SM Investments Corp.	3,594	25,146
SM Prime Holdings, Ltd.	84,941	19,160

		379,118
Poland - 0.30%
Agora SA	1,018	19,070
Bank BPH SA	202	7,418
Bank Millennium SA	6,911	22,044
Bank Pekao SA	3,463	259,775
Bank Zachodni WBK SA	511	37,775
Bioton SA *	27,293	12,057
Boryszew SA *	550	1,985
BRE Bank SA *	206	36,434
Cersanit-Krasnystaw SA *	1,690	19,107
Computerland SA	160	2,492
Debica SA	125	5,540
Echo Investment SA *	5,790	16,521
Getin Holding SA *	4,094	20,174
Globe Trade Centre SA *	2,818	40,126

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Grupa Kety SA	102	$5,194
Grupa Lotos SA	578	8,367
KGHM Polska Miedz SA	2,816	130,309
Orbis SA	661	16,222
PBG SA *	223	30,388
Polimex Mostostal SA	10,270	34,600
Polish Oil & Gas Company	27,589	51,812
Polska Grupa Farmaceutyczna SA	107	3,537
Polski Koncern Naftowy Orlen SA *	8,807	149,400
Powszechna Kasa Oszczednosci Bank
Polski SA	13,309	238,586
Prokom Software SA	123	6,525
Softbank SA	716	21,368
Telekomunikacja Polska SA	19,082	177,764
TVN SA	3,638	35,010

		1,409,600
Portugal - 0.24%
Banco BPI, SA	7,002	33,527
Banco Comercial dos Acores, SA (a)	55,357	159,474
Banco Espirito Santo SA (a)	5,756	103,756
Brisa Auto Estrada, SA	6,945	104,645
Cimpor-Cimentos De Portugal, SA (a)	5,417	45,180
Electricidade De Portugal, SA	51,362	300,354
Jeronimo Martins, SGPS SA	4,350	32,024
Portugal Telecom, SGPS, SA	20,182	257,597
PT Multimedia.com, SGPS, SA (a)	5,671	70,324
Sonae Capital *	2,373	5,440
Sonae Industria, SGPS SA *	1,612	11,568
Sonae, SGPS, SA	18,991	34,516

		1,158,405
Russia - 1.82%
AFK Sistema, Reg. S, Spons. GDR	2,264	80,831
Comstar United Telesystems, GDR *	3,812	37,739
JSC MMC Norilsk Nickel, ADR	24,250	711,737
Lukoil Oil Company, ADR	13,324	991,306
Mechel Steel Group, ADR	907	119,769
Mobile Telesystems, SADR	5,619	461,095
NovaTek OAO, ADR	1,912	144,609
Novolipetsk Steel, ADR	6,267	287,154
OAO Gazprom, SADR	58,883	2,991,256
OAO Gazprom, SADR	5,988	301,562
Polyus Gold Company ZAO, SADR (a)	1,815	100,733
RAO Unified Energy System, SADR	3,415	396,140
Rostelecom, ADR (a)	1,442	98,561
Sberbank, ADR	2,294	763,902
Severstal, ADR	4,900	124,950
Sibirtelecom, ADR	106	6,826
Surgutneftegaz, ADR (a)	3,435	158,182
Tatneft, ADR	1,569	196,910
UralsvyAzinform, ADR	1,471	14,269
VolgaTelecom, ADR	1,172	9,610
VTB Bank OJSC, GDR *	21,218	157,822
Vympel Communicatii, SADR	13,007	451,733
Wimm-Bill-Dann Foods OJSC, ADR	441	46,420

		8,653,116

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore - 0.78%
Allgreen Properties, Ltd. (a)	18,500	$16,626
Ascendas, REIT *	33,000	52,157
Capitacommercial *	24,000	34,844
Capitaland, Ltd. *	39,000	172,304
CapitaMall Trust *	36,000	82,565
City Developments, Ltd.	14,000	117,499
ComfortDelGro Corp., Ltd.	48,000	53,685
Cosco Corp. Singapore, Ltd.	20,000	56,740
DBS Group Holdings, Ltd.	31,000	377,414
Fraser and Neave, Ltd.	25,000	86,089
Genting International PLC *	58,000	25,622
Haw Par Corp., Ltd.	2,000	8,971
Jardine Cycle and Carriage, Ltd.	4,147	62,500
Keppel Corp., Ltd.	28,210	212,566
Keppel Land, Ltd.	9,000	37,393
Neptune Orient Lines, Ltd.	17,000	37,151
Olam International, Ltd.	15,000	27,290
Oversea-Chinese Banking Corp., Ltd.	68,000	366,828
Parkway Holdings, Ltd. (a)	15,649	33,842
SembCorp Industries, Ltd.	23,000	77,334
SembCorp Marine, Ltd.	20,600	52,757
Singapore Airlines, Ltd.	15,140	164,222
Singapore Exchange, Ltd.	23,000	133,829
Singapore Land, Ltd.	3,000	14,957
Singapore Petroleum Company, Ltd.	2,000	9,776
Singapore Post, Ltd.	17,000	13,485
Singapore Press Holdings, Ltd. (a)	42,000	130,875
Singapore Technologies Engineering, Ltd.	39,000	94,300
Singapore Telecommunications, Ltd.	211,950	573,482
SMRT Corp., Ltd. (a)	16,000	19,936
United Overseas Bank, Ltd.	33,000	418,419
United Overseas Land, Ltd.	18,000	49,207
Venture Corp., Ltd. (a)	6,000	43,261
Wilmar International, Ltd.	10,000	30,957
Wing Tai Holdings, Ltd. (a)	11,000	16,595
Yanlord Land Group, Ltd. (a)	11,000	19,629

		3,725,107
South Africa - 1.09%
ABSA Group, Ltd.	3,520	49,824
African Bank Investments, Ltd.	14,629	57,631
African Rainbow Minerals, Ltd.	2,661	68,683
Allan Gray Property Trust (a)	10,238	7,669
Anglo Platinum, Ltd.	1,716	268,984
AngloGold Ashanti, Ltd. (a)	5,240	187,212
Aspen Pharmacare Holdings, Ltd. *	4,549	17,946
Aveng, Ltd.	8,562	67,302
AVI, Ltd.	6,769	15,127
Barloworld, Ltd.	5,005	60,267
Bidvest Group, Ltd. *	6,385	94,156
Discovery Holdings, Ltd., ADR	1	3
FirstRand, Ltd.	66,599	157,613
Foschini, Ltd.	4,844	25,577
Freeworld Coatings, Ltd. * (a)	5,005	6,256
Gold Fields, Ltd.	14,660	204,771
Grindrod, Ltd.	3,437	10,544
Harmony Gold Mining Company, Ltd. * (a)	8,392	101,944

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Hulamin, Ltd.	83	$238
Impala Platinum Holdings, Ltd.	12,727	526,653
Imperial Holdings, Ltd.	4,211	42,599
Investec, Ltd.	4,018	30,482
JD Group, Ltd.	4,222	22,759
Kumba Iron Ore, Ltd.	1,848	78,542
Kumba Resources, Ltd.	2,815	36,368
Lewis Group, Ltd. (a)	2,034	11,606
Liberty Group, Ltd. (a)	2,755	26,709
Massmart Holdings, Ltd.	4,714	43,124
Metropolitan Holdings, Ltd.	5,752	10,461
Mittal Steel South Africa, Ltd.	4,928	116,865
MTN Group, Ltd.	35,391	554,198
Murray & Roberts Holdings, Ltd.	7,152	89,472
Nampak, Ltd. *	5,691	13,324
Naspers, Ltd.	8,259	156,315
Nedbank Group, Ltd. (a)	4,908	72,392
Network Healthcare Holdings, Ltd. *	29,089	35,493
Pick'n Pay Stores, Ltd.	4,684	18,531
Pretoria Portland Cement Company, Ltd. (a)	13,256	71,977
Remgro, Ltd.	5,424	139,914
Reunert, Ltd.	4,168	30,384
RMB Holdings, Ltd.	8,128	28,763
Sanlam, Ltd.	53,995	128,318
Sappi, Ltd.	5,068	62,642
Sasol, Ltd.	14,176	724,989
Shoprite Holdings, Ltd. (a)	10,263	52,946
Spar Group, Ltd.	1,814	11,477
Standard Bank Group, Ltd.	26,039	324,971
Steinhoff International Holdings, Ltd. * (a)	23,609	54,224
Super Group, Ltd.	6,067	6,550
Telkom SA, Ltd. (a)	7,148	127,460
Tiger Brands, Ltd.	3,884	69,132
Truworths International, Ltd. (a)	10,796	36,378
Woolworths Holdings, Ltd.	18,895	29,886

		5,187,651
South Korea - 2.58%
Amorepacific Corp.	90	56,028
Asiana Airlines (a)	676	5,053
Cheil Communications, Inc.	30	8,367
Cheil Industries, Inc. (a)	1,170	52,481
CJ CheilJedang Corp. *	238	68,051
Daegu Bank	4,210	57,585
Daelim Industrial Company	820	127,598
Daewoo Engineering & Construction
Company, Ltd.	3,619	77,465
Daewoo International Corp.	1,220	46,057
Daewoo Securities Company, Ltd.	2,840	69,602
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,760	108,767
Daishin Securities Company, Ltd. (a)	380	9,871
Daum Communications Corp. * (a)	85	7,474
DC Chemical Company, Ltd.	370	132,407
Dongbu Insurance Company, Ltd.	1,320	52,263
Dongkuk Steel Mill Company, Ltd.	860	38,470
Doosan Corp. * (a)	310	59,401

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Doosan Heavy Industries and Construction
Company, Ltd. (a)	810	$116,998
Doosan Infracore Company, Ltd. (a)	1,860	57,891
GS Engineering & Construction Corp.	1,000	152,982
GS Holdings Corp.	510	24,726
Hana Financial Group, Inc.	2,950	130,900
Hanjin Heavy Industries & Construction
Company, Ltd. (a)	781	47,846
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. *	288	10,197
Hanjin Shipping Company, Ltd. (a)	1,400	52,992
Hankook Tire Company, Ltd.	2,360	35,923
Hanmi Pharm Company, Ltd.	120	21,081
Hanwha Chem Corp.	1,200	22,000
Hanwha Corp.	1,150	69,949
Hite Brewery Company, Ltd.	330	41,012
Honam Petrochemical Corp.	370	35,984
Hynix Semiconductor, Inc. * (a)	2,880	74,060
Hyosung Corp.	860	56,510
Hyundai Autonet Company, Ltd. (a)	2,200	12,648
Hyundai Department Store Company, Ltd.	350	32,914
Hyundai Development Company	1,810	129,074
Hyundai Engineering & Construction
Company, Ltd.	1,100	98,933
Hyundai Heavy Industries (a)	1,120	443,543
Hyundai Marine & Fire
Insurance Company, Ltd.	720	16,103
Hyundai Merchant Marine Company, Ltd. (a)	1,410	59,050
Hyundai Mipo Dockyard (a)	360	101,299
Hyundai Mobis	1,630	125,117
Hyundai Motor Company, Ltd. (a)	4,190	293,791
Hyundai Securities Company, Ltd. (a)	4,428	77,404
Hyundai Steel Company	1,280	99,032
Industrial Bank of Korea	2,900	46,756
Kangwon Land, Inc.	2,740	59,984
KCC Corp. (a)	130	76,644
Kia Motors Corp. * (a)	6,270	64,118
Kookmin Bank, SADR	4,474	273,943
Kookmin Bank	4,727	291,323
Korea Electric Power Corp., ADR	6,776	117,293
Korea Electric Power Corp. (a)	3,553	124,489
Korea Exchange Bank	6,500	90,895
Korea Gas Corp.	780	58,180
Korea Investment Holdings Company, Ltd.	1,010	54,795
Korea Line Corp.	140	29,097
Korea Zinc Company, Ltd.	290	43,787
Korean Air Lines Company, Ltd. (a)	937	70,794
Korean Reinsurance Company, Ltd.	640	6,585
KT Corp., SADR	4,271	103,743
KT Corp. (a)	1,800	88,502
KT Freetel Company, Ltd. * (a)	2,180	56,856
KT&G Corp.	2,960	244,219
Kumho Industrial Company, Ltd.	960	46,627
LG Chem, Ltd.	1,283	107,234
LG Corp.	1,360	94,590
LG Dacom Corp. (a)	830	13,886
LG Electronics, Inc. (a)	2,580	277,875

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
LG Fashion Corp., Ltd.	550	$14,633
LG Household & Health Care, Ltd.	350	63,655
LG International Corp. (a)	729	13,000
LG Philips LCD Company, Ltd. (a)	1,996	94,829
LG Telecom, Ltd.	5,209	44,087
Lotte Chilsung Beverage Company, Ltd.	20	21,498
Lotte Confectionery Company, Ltd.	20	29,349
Lotte Shopping Company, Ltd.	260	87,998
LS Cable, Ltd. (a)	500	47,258
Mirae Asset Securities Company, Ltd. (a)	595	84,841
NCSoft Corp. * (a)	310	14,797
NHN Corp. *	1,048	232,590
Nong Shim Company, Ltd.	80	16,266
Orion Corp.	30	6,209
Pacific Corp.	60	8,721
Poongsan Corp.	570	11,674
POSCO, SADR	4,007	542,147
POSCO	1,010	555,523
Pusan Bank	4,290	56,770
S1 Corp.	170	9,027
Samsung Card Company, Ltd.	1,190	63,138
Samsung Corp. (a)	3,647	222,483
Samsung Electro-Mechanics Company, Ltd. (a)	1,500	69,132
Samsung Electronics Company, Ltd., GDR (g)	170	49,810
Samsung Electronics Company, Ltd.	2,823	1,654,763
Samsung Engineering Company, Ltd.	800	83,490
Samsung Fine Chemicals Company, Ltd.	130	7,764
Samsung Fire & Marine
Insurance Company, Ltd. (a)	910	179,882
Samsung Heavy Industries Company, Ltd.	4,971	164,788
Samsung SDI Company, Ltd. *	900	62,749
Samsung Securities Company, Ltd. (a)	1,540	106,933
Samsung Techwin Company, Ltd.	1,320	67,402
Shinhan Financial Group Company, Ltd.	8,730	470,274
Shinsegae Company, Ltd. (a)	360	223,532
SK Corp.	1,003	178,253
SK Energy Company, Ltd.	1,386	188,182
SK Networks Company, Ltd. * (a)	1,010	20,050
SK Telecom Company, Ltd., ADR	5,517	123,581
SK Telecom Company, Ltd.	477	96,958
S-Oil Corp.	1,120	79,136
STX Engine Company, Ltd.	310	16,008
STX Shipbuilding Company, Ltd.	1,620	63,995
Taihan Electric Wire Company, Ltd. (a)	480	23,388
Tong Yang Investment Bank	2,060	39,489
Woongjin Coway Company, Ltd.	1,690	56,783
Woori Finance Holdings Company, Ltd.	3,910	70,018
Woori Investment & Securities Company, Ltd. (a)	2,050	46,505
Yuhan Corp.	181	35,955

		12,278,427
Spain - 2.77%
Abertis Infraestructuras SA	6,274	197,990
Acciona SA	668	169,698
Acerinox SA (a)	3,695	92,713
ACS Actividades SA	5,155	263,286
Antena 3 de Television SA	1,898	26,125

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	96,193	$1,983,305
Banco de Sabadell SA (a)	11,266	103,776
Banco Popular Espanol SA (a)	20,039	313,826
Banco Santander Central Hispano SA	160,184	2,862,414
Bankinter SA, ADR	3,081	45,464
Cintra Concesiones de Infraestructuras de
Transporte SA	4,831	76,623
Corporacion Mapfre SA (a)	12,420	56,001
Fomento de Construcciones SA	1,046	63,071
Gamesa Corporacion Tecno SA	3,973	161,828
Gas Natural SDG SA	2,793	169,238
Gestevision Telecinco SA	2,563	54,547
Grupo Ferrovial SA	1,484	97,117
Iberdrola Renovables *	23,417	145,757
Iberdrola SA, GDR	4,300	62,077
Iberdrola SA	96,479	1,393,429
Iberia Lineas Aereas de Espana SA	11,209	40,250
Indra Sistemas SA	2,819	78,346
Industria de Diseno Textil SA	5,144	265,192
Promotora de Informaciones SA	1,526	21,215
Red Electrica De Espana	2,501	156,036
Repsol YPF SA	20,692	713,805
Sacyr Vallehermoso SA (a)	2,184	66,252
Sogecable SA *	1,198	50,261
Telefonica SA	109,978	3,182,388
Union Fenosa SA	2,659	175,199
Zardoya Otis SA	2,802	69,798
Zeltia SA *	3,133	20,784

		13,177,811
Sweden - 1.49%
Alfa Laval AB	2,300	123,506
Assa Abloy AB - Series B	7,600	136,088
Atlas Copco AB, Series A, ADR *	16,042	249,320
Atlas Copco AB, Series B, ADR *	9,177	130,486
Axfood AB	300	10,443
Billerud Aktibolag AB	1,000	11,347
Boliden AB *	7,000	80,048
Castellum AB	1,600	19,570
D. Carnegie & Company AB	700	12,020
Electrolux AB, Series B	6,123	98,244
Elekta AB, Series B	884	16,132
Eniro AB	1,700	12,804
Ericsson LM, Series B	356,000	765,905
Fabege AB, ADR	1,400	15,319
Getinge AB, Series B	4,000	101,739
Hennes & Mauritz AB, B shares	11,400	639,405
Hoganas AB, Series B	200	4,271
Holmen AB, Series B	1,300	44,679
Husqvarna AB, B Shares	6,593	71,729
Investor AB, B shares	5,400	114,223
Kungsleden AB	1,428	16,923
Lundin Petroleum AB, Series A *	5,696	74,175
Modern Times Group AB, Series B	1,310	85,619
Nobia AB	1,500	12,722
Nordea Bank AB	50,000	751,821
Oriflame Cosmetics AB	465	31,071

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Sandvik AB *	22,766	$383,879
SAS AB *	2,000	17,572
Scania AB, Series B *	8,800	212,303
Securitas AB, B Shares	7,800	93,861
Securitas Direct AB, B Shares * (a)	3,188	13,606
Securitas Systems AB, B Shares	2,991	7,722
Skandinaviska Enskilda Banken AB, Series A	11,000	274,059
Skanska AB, Series B	9,000	173,424
SKF AB, B Shares *	9,600	176,561
SSAB Svenskt Stal AB, Series A	4,300	120,401
SSAB Svenskt Stal AB, Series B	2,150	54,612
Svenska Cellulosa AB, ADR	13,400	219,957
Svenska Handelsbanken AB, Series A	11,800	328,734
Swedbank AB, A shares	4,200	113,517
Swedish Match AB	6,500	151,493
Tele2 AB, Series B	7,196	126,482
Teliasonera AB	54,000	430,203
Trelleborg AB, Series B	800	14,320
Volvo AB, Series A *	11,300	166,994
Volvo AB, Series B *	26,100	387,483
Wihlborgs Fastigheter AB	582	12,371

		7,109,163
Switzerland - 5.19%
ABB, Ltd.	57,069	1,421,834
Actelion, Ltd. *	2,826	147,310
Adecco SA	3,751	196,280
Ciba Specialty Chemicals AG (a)	2,283	91,321
Compagnie Financiere
Richemont AG, Series A *	13,652	790,296
Credit Suisse Group AG	27,434	1,348,821
EFG International, ADR	1,732	58,186
Geberit AG, ADR	1,169	171,986
Givaudan AG	187	187,495
Holcim, Ltd.	5,597	570,749
Julius Baer Holding AG	2,952	217,937
Kudelski SA	1,762	23,123
Kuehne & Nagel International AG	1,599	154,938
Kuoni Reisen Holding AG, Series B	61	28,599
Lindt & Spruengli AG, ADR	28	93,243
Logitech International SA *	5,026	128,666
Lonza Group AG	1,320	173,903
Nestle SA	10,894	5,199,578
Nobel Biocare Holding AG, Series BR (a)	686	165,905
Novartis AG (a)	64,345	3,178,179
Pargesa Holding SA, ADR	539	55,003
Phonak Holding AG	1,398	132,481
PSP Swiss Property AG *	1,059	64,889
Rieter Holding AG	109	43,970
Roche Holdings AG - Genusschein	19,484	3,820,975
Schindler Holding AG	1,653	113,041
Societe Generale de Surveillance Holdings AG	138	185,352
Straumann Holding AG (a)	280	82,196
Sulzer AG	91	104,463
Swatch Group AG, BR shares	880	258,302
Swatch Group AG	1,719	97,915
Swiss Life Holding *	938	235,122

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Swiss Re	9,339	$748,553
Swisscom AG	627	238,471
Syngenta AG *	2,761	793,813
Synthes AG	1,667	233,616
UBS AG (c)	57,574	1,878,557
Unaxis Holding AG *	215	69,422
Zurich Financial Services AG	3,831	1,197,613

		24,702,103
Taiwan - 1.79%
Acer Sertek, Inc.	55,720	101,094
Advanced Semiconductor Engineering, Inc.	91,651	84,026
Advantech Company, Ltd.	5,250	12,123
Asia Cement Corp.	35,640	58,513
Asia Optical Company, Inc.	4,039	10,958
Asustek Computer, Inc.	74,183	204,800
AU Optronics Corp.	147,687	281,696
BenQ Corp. *	30,000	27,958
Catcher Technology Company, Ltd.	11,700	43,393
Cathay Financial Holdings Company, Ltd.	135,000	338,248
Cathay Real Estate Development
Company, Ltd.	18,000	11,916
Chang Hwa Commercial Bank, Ltd.	82,000	51,232
Cheng Shin Rubber Industry Company, Ltd.	16,840	30,992
Cheng Uei Precision Industry Company, Ltd.	7,250	16,510
Chi Mei Optoelectronics Corp.	99,480	130,848
China Airlines, Ltd.	24,716	13,326
China Development Financial Holdings Corp.	218,880	89,627
China Motor Company, Ltd.	11,055	8,276
China Steel Corp.	196,520	290,355
Chinatrust Finance Holding Company, Ltd. *	163,000	145,723
Chunghwa Picture Tubes, Ltd. *	135,000	45,179
Chunghwa Telecom Company, Ltd. *	115,818	287,961
CMC Magnetics Corp. *	65,000	20,996
Compal Communications, Inc.	4,200	7,843
Compal Electronics, Inc.	72,345	65,203
Compeq Manufactuing Company, Ltd.	19,000	6,063
Delta Electronics, Inc.	34,500	98,127
D-Link Corp.	11,424	18,149
E.Sun Financial Holding Company, Ltd. *	61,000	35,069
Epistar Corp.	8,858	26,521
Eternal Chemical Company, Ltd.	11,200	12,335
EVA Airways Corp. *	24,000	13,173
Evergreen Marine Corp.	28,000	22,884
Everlight Electronics Company, Ltd.	2,000	7,374
Far Eastern Department Stores Company, Ltd.	6,000	10,973
Far Eastern Textile, Ltd.	63,770	103,897
Far EasTone Telecommunications Company,
Ltd.	8,000	11,171
Firich Enterprises Company, Ltd.	1,000	7,194
First Financial Holding Company, Ltd.	101,800	90,882
Formosa Chemicals & Fibre Corp.	68,000	165,251
Formosa Petrochemical Corp.	44,000	121,749
Formosa Plastic Corp.	95,000	256,090
Formosa Taffeta Company, Ltd.	19,000	18,875
Foxconn Technology Company, Ltd.	10,200	66,543
Fubon Group Company, Ltd.	83,000	90,330

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Fuhwa Financial Holdings Company, Ltd. *	128,825	$112,941
Gigabyte Technology Company, Ltd.	11,000	6,864
HannStar Display Corp. *	98,532	42,383
High Tech Computer Corp.	10,400	214,695
Hon Hai Precision Industry Company, Ltd.	117,719	702,325
Hua Nan Financial Holdings Company, Ltd.	79,000	62,398
InnoLux Display Corp.	47,713	131,657
Inotera Memories, Inc.	74,780	65,275
Inventec Appliances Corp.	4,200	8,125
Inventec Company, Ltd.	33,600	19,416
KGI Securities Company, Ltd.	23,000	13,481
Kinpo Electronics, Inc.	20,400	6,770
Kinsus Interconnect Technology Corp.	5,500	14,345
Largan Precision Company, Ltd.	2,040	21,990
Lite-On Technology Corp.	43,877	59,937
Macronix International Company, Ltd.	66,142	29,251
MediaTek, Inc.	19,850	222,628
Mega Financial Holding Company, Ltd.	206,000	147,098
Micro-Star International Company, Ltd.	14,836	11,800
Mitac International	23,742	20,354
Mosel Vitelic, Inc.	20,600	15,623
Motech Industries, Inc.	2,425	16,363
Nan Ya Plastics Corp.	120,000	282,606
Nan Ya Printed Circuit Board Corp.	4,105	20,144
Nanya Technology Corp.	56,347	32,434
Novatek Microelectronics Corp., Ltd.	10,179	35,818
Oriental Union Chemical Corp.	10,200	9,920
Pan-International Industrial Company, Ltd.	2,000	3,587
Phoenix Precision Technology Corp.	11,054	7,524
Polaris Securities Company, Ltd. *	42,299	23,797
Pou Chen Corp.	43,774	38,152
Powerchip Semiconductor Corp.	170,386	68,098
Powertech Technology, Inc.	10,050	33,305
President Chain Store Corp.	11,000	37,399
ProMOS Technologies, Inc.	139,000	35,872
Quanta Computer, Inc.	44,820	58,757
Realtek Semiconductor Corp.	8,925	26,441
Richtek Technology Corp.	1,000	8,824
Ritek Corp. *	43,000	10,268
Shin Kong Financial Holding Company, Ltd.	80,124	57,536
Siliconware Precision Industries Company	62,045	101,109
Sino-American Silicon Products, Inc.	1,000	6,563
SinoPac Holdings Company, Ltd.	144,000	62,300
Synnex Technology International Corp.	17,750	43,497
Taishin Financial Holdings Company, Ltd. *	103,000	47,922
Taiwan Cellular Corp.	41,802	70,819
Taiwan Cement Corp.	61,590	109,573
Taiwan Cooperative Bank	12,000	9,954
Taiwan Fertilizer Company, Ltd.	16,000	62,406
Taiwan Glass Industrial Corp.	19,248	22,420
Taiwan Navigation Company, Ltd.	1,000	1,779
Taiwan Secom Company, Ltd.	5,000	8,578
Taiwan Semiconductor
Manufacturing Company, Ltd.	502,289	981,243
Tatung Company, Ltd. *	88,000	51,557
Teco Electric & Machinery Company, Ltd.	47,000	26,460

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Transcend Information, Inc.	2,000	$5,528
Tripod Technology Corp.	7,980	27,132
Tung Ho Steel Enterprise Corp.	6,000	9,506
U-Ming Marine Transport Corp.	11,000	30,244
Unimicron Technology Corp.	17,340	26,165
Uni-President Enterprises Corp.	67,240	96,528
United Microelectronics Corp.	285,866	169,679
Vanguard International Semiconductor Corp.	19,188	13,798
Via Technologies, Inc. *	23,000	14,061
Wafer Works Corp.	1,000	4,234
Walsin Lihwa Corp.	60,000	28,753
Wan Hai Lines, Ltd.	28,000	23,778
Waterland Financial Holding Company	29,580	11,304
Winbond Electronics Corp.	76,000	20,827
Wintek Corp.	25,000	24,406
Wistron Corp.	23,317	38,505
Ya Hsin Industrial Company, Ltd. *	18,000	0
Yageo Corp.	55,000	16,727
Yang Ming Marine Transport Corp.	24,191	15,956
Yieh Phui Enterprise Company, Ltd.	18,540	8,462
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	23,230	9,782
Yulon Motor Company, Ltd.	15,223	20,570
Zinwell Corp.	1,000	3,036
Zyxel Communications Corp.	7,140	7,781

		8,530,589
Thailand - 0.34%
Advanced Info Service PCL	18,000	57,398
Advanced Information Service, Public
Company, Ltd.	11,800	38,859
Airports of Thailand PCL	8,700	15,755
Bangkok Bank PCL, Foreign Shares	19,100	79,742
Bangkok Bank PCL, NVDR (a)	16,200	66,144
Bangkok Bank PCL	9,000	36,747
Bangkok Expressway PCL	7,100	4,940
Bank of Ayudhya PCL	31,500	24,347
Banpu PCL, Reg.	2,600	39,011
Banpu PCL	2,900	43,450
BEC World PCL	18,400	16,076
C.P. Seven Eleven PCL	49,000	17,125
Central Pattana PCL	15,000	13,463
Electricity Generating PCL, Foreign Shares	6,100	18,799
Glow Energy PCL	11,700	11,988
Hana Microelectronics PCL	11,500	6,942
IRPC PCL	124,500	23,439
IRPC PCL	197,100	37,573
Kasikornbank PCL - Foreign Shares	26,200	73,479
Kasikornbank PCL, NVDR	25,100	69,182
Kasikornbank PCL	4,800	13,230
Krung Thai Bank PCL	57,000	19,377
Land & Houses PCL, Foreign Shares	42,300	12,134
Land & Houses PCL, NVDR	21,200	5,592
Land & Houses PCL	46,400	12,240
National Finance PCL	13,300	6,507
Precious Shipping PCL	8,400	7,473
PTT Aromatics & Refining PCL *	23,960	31,591

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
PTT Aromatics & Refining PCL *	17,600	$23,625
PTT Chemical PCL	5,500	20,620
PTT Chemical PCL	6,700	24,729
PTT Exploration & Production PCL	26,700	136,575
PTT Exploration & Production PCL	10,900	54,864
PTT PCL, Foreign Shares	18,800	204,276
PTT, PCL	8,600	91,970
Ratchaburi Electricity Generating Holding PCL	5,900	8,248
Siam Cement PCL, Foreign Shares	6,100	41,175
Siam Cement PCL, NVDR	1,900	12,913
Siam Cement PCL	3,000	20,389
Siam City Cement PCL	1,300	9,913
Siam Commercial Bank PCL	16,500	45,870
Siam Commercial Bank, Public Company, Ltd.	16,100	44,128
Siam Makro PCL	2,000	6,259
Thai Airways International PCL	10,400	10,656
Thai Oil Public Company, Ltd.	9,200	23,091
TMB Bank PCL *	714,200	29,592
True Corp. PCL *	33,900	5,816

		1,617,312
Turkey - 0.24%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	430	2,163
Akbank AS	22,651	119,906
Akcansa Cimento AS	982	4,534
Aksigorta AS	2,924	14,516
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	5,306	58,495
Arcelik AS	2,378	13,391
Asya Katilim Bankasi AS *	1,457	13,544
Aygaz AS (a)	1,542	5,368
Cimsa Cimento Sanayi ve Ticaret AS	747	4,341
Dogan Sirketler Grubu Holdings AS *	12,411	15,616
Dogan Yayin Holding AS *	5,141	12,994
Eregli Demir ve Celik Fabrikalari TAS	10,597	74,513
Ford Otomotiv Sanayi AS	1,674	15,773
HACI Omer Sabanci Holdings, AS	11,671	52,492
Hurriyet Gazetecilik AS *	4,523	10,718
Is Gayrimenkul Yatirim Ortakligi AS * (a)	4,154	4,270
KOC Holdings AS *	8,265	31,127
Migros Turk TAS	2,316	36,397
Petkim Petrokimya Holding AS *	1,680	10,033
Tofas Turk Otomobil Fabrik AS	3,007	13,753
Trakya Cam Sanayi AS	1,905	3,705
Tupras Turkiye Petrol Rafine AS	3,246	82,296
Turk Sise ve Cam Fabrikalari AS (a)	7,938	12,212
Turkcell Iletisim Hizmetleri AS, ADR	3,371	85,050
Turkcell Iletisim Hizmetleri AS	5,739	56,704
Turkiye Garanti Bankasi AS	26,445	156,833
Turkiye Halk Bankasi AS *	7,832	49,559
Turkiye Is Bankasi AS	24,276	111,348
Turkiye Vakiflar Bankasi Tao	18,789	43,924
Ulker Gida Sanayi ve Ticaret AS	1,653	5,127
Vestel Elektronik Sanayi ve Tracaret AS *	1,632	2,695
Yapi ve Kredi Bankasi AS *	17,795	40,223

		1,163,620

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom - 15.43%
3i Group PLC	10,976	$177,391
AbitibiBowater, Inc. *	444	4,534
Aggreko PLC	4,725	54,843
Alliance & Leicester PLC	5,842	64,791
AMEC PLC	8,369	127,664
Anglo American PLC	34,669	2,200,556
Antofagasta PLC	7,037	112,158
ARM Holdings PLC	34,377	61,470
Arriva PLC	3,756	50,571
Associated British Foods PLC	5,302	88,841
AstraZeneca Group PLC	38,383	1,434,655
Astro All Asia Networks PLC, GDR	11,900	13,909
Aviva PLC	66,682	803,746
BAE Systems PLC	93,161	886,797
Barclays PLC	178,998	1,677,623
Barratt Developments PLC	7,099	57,435
BBA Aviation PLC	9,693	35,268
Berkeley Group Holdings PLC *	1,981	40,755
BG Group PLC	88,482	2,085,609
BHP Billiton PLC	60,562	1,937,385
BICC PLC	10,110	88,711
Biffa PLC	7,147	49,053
Bovis Homes Group PLC	2,613	30,041
BP PLC	496,099	5,350,287
Britannic Group PLC	18,270	250,161
British Airways PLC *	14,626	74,140
British American Tobacco PLC	39,518	1,481,795
British Energy Group PLC	29,494	328,567
British Land Company PLC	14,243	267,176
British Sky Broadcasting Group PLC	32,113	360,328
Brixton PLC	5,416	34,973
BT Group PLC	214,733	966,378
Bunzl PLC	8,321	114,356
Burberry Group PLC	11,012	91,444
Cable & Wireless PLC	67,609	236,217
Cadbury Schweppes PLC	54,268	604,066
Capita Group PLC *	15,205	197,016
Carnival PLC	4,079	161,127
Carphone Warehouse	8,921	54,058
Cattles PLC (a)	8,226	37,881
Centrica PLC	94,927	606,082
Charter PLC *	3,209	52,309
Close Brothers Group PLC	2,726	35,405
Cobham PLC	26,375	94,884
Compass Group PLC	50,011	322,354
Cookson Group PLC	4,156	48,916
CSR PLC *	2,781	17,553
Daily Mail and General Trust PLC	7,598	70,245
Davis Service Group PLC	4,197	41,534
De La Rue PLC	2,808	50,234
Diageo PLC	68,120	1,392,023
Dixons Group PLC	44,476	55,597
Electrocomponents PLC	8,643	30,080
EMAP PLC	5,092	92,959
Enterprise Inns PLC	12,592	103,382
FirstGroup PLC	10,775	123,017

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
FKI PLC	17,910	$25,755
Friends Provident Ethical Investment
Trust PLC	43,320	114,085
Galiform PLC *	16,109	26,218
GKN PLC	17,571	91,559
GlaxoSmithKline PLC	147,905	3,228,560
Great Portland Estates PLC	4,005	39,544
Group 4 Securicor PLC	33,728	145,458
Hammerson PLC	7,122	155,292
Hays PLC	34,831	74,884
HBOS PLC	99,211	1,178,923
Home Retail Group	20,993	107,234
HSBC Holdings PLC	309,419	4,677,595
ICAP PLC	14,665	182,601
IMI PLC	8,607	65,858
Imperial Tobacco Group PLC	17,394	805,208
Inchcape PLC	10,647	82,269
Intercontinental Hotels Group PLC	7,155	108,900
International Power PLC	41,027	308,229
Intertek Group PLC	2,936	52,081
Invensys PLC *	18,559	93,879
Investec PLC	10,414	75,694
ITV PLC	112,713	148,981
J Sainsbury PLC	44,673	313,200
Johnson Matthey PLC	6,019	231,399
Kazakhmys PLC	3,279	99,881
Kesa Electricals PLC	12,473	52,694
Kingfisher PLC	59,701	154,112
Ladbrokes PLC	14,463	86,849
Land Securities Group PLC	12,666	394,896
Legal & General Group PLC	175,075	430,739
Liberty International PLC	6,206	117,996
Lloyds TSB Group PLC	146,550	1,309,904
Logicacmg PLC	39,107	71,834
London Stock Exchange Group PLC	3,743	100,375
Lonmin PLC, ADR	2,186	142,622
Magnitogorsk Iron & Steel Works	8,000	123,200
Man Group PLC, ADR	42,412	462,711
Marks & Spencer Group PLC	44,518	352,889
Meggitt PLC	16,791	92,583
Misys PLC	10,405	30,642
Mitchells & Butlers PLC	12,804	112,658
Mondi PLC	8,401	64,804
National Express Group PLC	2,863	64,050
National Grid PLC	69,707	1,010,741
Next Group PLC	5,347	135,610
Old Mutual PLC (a)	142,797	352,719
Pearson PLC	22,246	292,545
Persimmon PLC (a)	6,951	100,992
Pharmstandard *	4,494	124,484
PIK Group *	5,524	156,693
Premier Farnell PLC	6,379	18,858
Prudential PLC	63,191	758,186
Punch Taverns PLC	6,595	83,947
Rank Group PLC	8,856	15,780
Reckitt Benckiser PLC	15,568	839,755

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Reed Elsevier PLC *	30,077	$378,546
Rentokil Initial PLC	43,925	72,352
Reuters Group PLC	35,235	416,126
Rexam PLC	15,278	133,003
Rio Tinto PLC	26,131	2,939,932
Rolls-Royce Group PLC *	47,389	406,251
Royal & Sun Alliance PLC	87,579	228,314
Royal Bank of Scotland Group PLC	261,961	1,980,560
Royal Dutch Shell PLC, A Shares, GBP	95,173	3,403,041
Royal Dutch Shell PLC, B Shares, GBP	72,410	2,540,278
SABMiller PLC	23,832	495,126
Schroders PLC	2,594	48,977
Scottish & Newcastle PLC	21,928	342,989
Scottish & Southern Energy PLC	22,304	652,184
Segro PLC, REIT	10,935	111,803
Serco Group PLC	11,200	96,274
Severn Trent PLC	5,899	165,582
Shire PLC	7,703	150,366
Signet Group PLC	45,958	55,406
Smith & Nephew PLC	23,490	305,208
Smiths Group PLC	9,549	187,578
SSL International PLC	4,075	39,345
Stagecoach Group PLC	11,332	56,205
Standard Chartered PLC	17,169	565,651
Standard Life PLC	60,487	261,463
Tate & Lyle PLC	12,176	126,078
Taylor Woodrow PLC	28,017	94,805
Tesco PLC	206,221	1,629,637
The Sage Group PLC	37,706	146,994
Thomas Cook Group PLC *	12,376	74,886
Tomkins PLC	20,945	70,225
Travis Perkins PLC	2,681	57,313
Trinity Mirror PLC	6,139	34,496
TUI Travel PLC *	17,477	93,202
Tullett Prebon PLC	4,390	43,773
Tullow Oil PLC	19,389	240,353
Unilever PLC	35,240	1,110,280
United Business Media PLC	5,955	62,737
United Utilities PLC	24,100	330,006
Vedanta Resources PLC	2,236	96,195
Vodafone Group PLC	1,398,044	4,500,949
Whitbread PLC	4,667	116,779
William Hill PLC	8,998	66,924
William Morrison Supermarket PLC	32,671	191,519
Wolseley PLC	18,462	225,920
WPP Group PLC (a)	30,129	355,636
Xstrata PLC	16,592	1,294,347
Yell Group PLC	19,753	85,210

		73,400,329
United States - 0.04%
Brookfield Infrastructure Partners LP	485	9,118
Marathon Oil Corp.	293	15,576
Southern Copper Corp. (a)	1,400	159,754

		184,448

TOTAL COMMON STOCKS (Cost $383,198,850)		$443,699,049

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 1.47%

Brazil - 1.16%
Aracruz Celulose SA	5,400	$39,053
Banco Bradesco SA	25,748	803,911
Banco do Estado do Rio Grande do Sul	4,358	25,641
Banco Itau Holding Financeira SA	26,200	659,997
Bradespar SA	3,600	93,667
Brasil Telecom Participacoes SA	800	11,164
Brasil Telecom SA	6,301	69,974
Braskem SA, A Shares	3,800	32,223
Centrais Eletricas Brasileiras SA *	2,200	32,263
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	920	19,857
Cia de Bebidas das Americas	1,814	149,745
Cia de Gas de Sao Paulo, A Shares	500	12,315
Cia Energetica de Minas Gerais	1,477	28,123
Cia Energetica de Sao Paulo *	4,335	123,044
Cia Paranaense de Energia	2,500	40,669
Cia Vale do Rio Doce	28,882	851,550
Companhia de Bebidas das Americas, ADR	2,653	216,167
Companhia de Tecidos Norte de Minas SA	1,800	10,165
Duratex SA	1,800	36,722
Eletropaulo Metropolitana de Sao Paulo SA	498,183	40,657
Fertilizantes Fosfatados SA *	1,000	49,081
Gerdau SA	2,580	84,307
Gol Linhas Aereas Inteligentes SA	2,200	38,091
Investimentos Itau SA	26,000	165,277
Klabin SA	15,000	50,736
Lojas Americanas SA	8,000	72,852
Metalurgica Gerdau SA	2,000	88,108
Net Servicos de Comunicacao SA *	4,344	47,804
Petroleo Brasileiro SA	22,392	1,078,486
Sadia SA, ADR	9,000	50,878
Suzano Papel e Celulose SA	3,100	48,486
Tam SA	1,584	33,233
Tele Norte Leste Participacoes SA	1,200	29,952
Telemig Celular Participacoes SA	536	16,640
Telesp Celular Participacoes SA	15,750	94,625
Tim Participacoes SA	15,540	63,774
Usinas Siderurgicas de Minas Gerais SA,
Series A	2,495	144,586
Votorantim Celulose e Papel SA *	1,700	52,746

		5,506,569
Germany - 0.20%
Bayerische Motoren Werke (BMW) AG	823	38,071
Porsche Automobil Holding SE	237	406,214
RWE AG	1,167	117,382
Volkswagen AG	2,860	397,988

		959,655
Italy - 0.03%
IFI-Istituto Finanziario Industriale SpA *	2,118	59,843
Unipol SpA	29,800	78,576

		138,419
Japan - 0.00%
ITO EN, Ltd. *	300	4,296

Malaysia - 0.00%
Malaysian Airline System BHD *	1,800	518

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Russia - 0.02%
Surgutneftegaz SADR	1,724	$89,648

South Korea - 0.06%
Hyundai Motor Company	1,440	41,467
LG Electronics, Inc.	310	15,220
Samsung Electronics Company, Ltd.	530	227,518

		284,205

TOTAL PREFERRED STOCKS (Cost $4,808,911)		$6,983,310

WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50) *	6,743	2,946

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 07/10/2009, Strike
Price: IDR 400.00) *	25,750	739

TOTAL WARRANTS (Cost $244)		$3,685

RIGHTS - 0.00%

Brazil - 0.00%
Net Servicos de Comunicacao SA (Expiration
Date: 03/07/2008, Strike Price: BRL 19.92) *	48	3

Hong Kong - 0.00%
Wing Fat Printing Company, Ltd. (Expiration
Date: 03/17/2008, Strike Price: HKD 4.65) *	131	0

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	5,000	1,793

Sweden - 0.00%
Getinge AB (Expiration Date: 03/17/2008,
Strike Price: SEK 120.00) *	4,000	24,651

Taiwan - 0.00%
Shin Kong Financial Holding Company, Ltd.
(Expiration Date: 03/27/2008, Strike Price:
TWD 19.00) *	80,124	10,497

TOTAL RIGHTS (Cost $0)		$36,944

SHORT TERM INVESTMENTS - 11.17%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$6,283,220	$6,283,220
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	46,839,823	46,839,823

TOTAL SHORT TERM INVESTMENTS
(Cost $53,123,043)		$53,123,043

Total Investments (International Equity Index Fund)
(Cost $441,131,048) - 105.92%		$503,846,031
Liabilities in Excess of Other Assets - (5.92)%		(28,177,451)

TOTAL NET ASSETS - 100.00%		$475,668,580

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.79%

Australia - 1.48%
CSL, Ltd. (a)	351,807	$11,799,401

Brazil - 10.23%
All America Latina Logistica SA	401,820	4,514,564
Bovespa Holding SA *	1,196,400	18,747,916
Gafisa SA *	463,383	9,056,122
Petroleo Brasileiro SA, ADR	315,417	37,011,031
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	90,587	12,285,409

		81,615,042
Canada - 5.25%
Potash Corp. of Saskatchewan, Inc.	82,972	13,184,251
Research In Motion, Ltd. *	185,476	19,252,409
Rogers Communications, Inc., Class B	238,672	9,420,784

		41,857,444
Denmark - 0.95%
Vestas Wind Systems AS *	74,414	7,543,934

France - 12.89%
Accor SA	108,776	7,726,223
Alstom	40,210	8,450,512
Cie Generale de Geophysique-Veritas *	35,762	8,724,474
Electricite de France	232,668	21,700,938
Groupe DANONE	126,337	9,896,506
JC Decaux SA (a)	349,673	10,536,767
Pinault-Printemps-Redoute SA	57,388	7,826,996
Veolia Environnement SA	313,629	27,904,702

		102,767,118
Germany - 6.12%
Bayer AG	102,164	7,867,121
Continental AG	317,007	31,063,963
GEA Group AG *	182,961	5,972,010
MTU Aero Engines Holding AG	77,146	3,921,734

		48,824,828
Greece - 0.47%
Public Power Corp.	89,100	3,784,150

Hong Kong - 5.08%
China Merchants Holdings International
Company, Ltd.	748,000	4,029,034
China Mobile, Ltd.	778,500	11,666,294
CNOOC, Ltd.	5,471,600	9,114,022
Esprit Holdings, Ltd. (a)	609,500	7,606,091
Shangri-La Asia, Ltd.	2,735,308	8,135,563

		40,551,004
India - 1.77%
ICICI Bank, Ltd., SADR	272,539	14,128,422

Ireland - 0.50%
Anglo Irish Bank Corp. PLC	284,075	4,019,448

Israel - 1.02%
Teva Pharmaceutical Industries, Ltd., SADR	165,745	8,133,107

Japan - 7.23%
Daikin Industries, Ltd.	172,405	7,757,789
Daiwa Securities Group, Inc.	127,000	1,177,579
Fujitsu, Ltd.	595,000	4,233,493

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hitachi Construction Machinery Company, Ltd.	143,936	$3,929,711
Marubeni Corp.	1,783,000	13,499,267
Nintendo Company, Ltd.	37,300	18,571,493
Yamada Denki Company, Ltd. (a)	96,728	8,459,204

		57,628,536
Mexico - 3.78%
America Movil SA de CV, Series L, ADR	408,746	24,712,783
Cemex SA de CV, SADR *	196,756	5,420,628

		30,133,411
Netherlands - 2.33%
Heineken NV	329,204	18,567,267

Singapore - 0.93%
Capitaland, Ltd. *	1,682,587	7,433,743

South Africa - 1.34%
MTN Group, Ltd.	682,517	10,687,728

South Korea - 2.08%
Samsung Electronics Company, Ltd.	28,240	16,553,494

Spain - 1.30%
Telefonica SA	357,233	10,337,103

Switzerland - 16.99%
ABB, Ltd. (a)	332,026	8,272,193
Actelion, Ltd. *	153,369	7,994,601
Credit Suisse Group AG	489,503	24,066,927
Holcim, Ltd.	247,815	25,270,721
Julius Baer Holding AG	195,803	14,455,514
Lonza Group AG	167,855	22,114,055
Nestle SA	43,105	20,573,511
Roche Holdings AG - Genusschein	65,074	12,761,556

		135,509,078
United Kingdom - 11.42%
British Sky Broadcasting Group PLC	2,183,384	24,498,927
Johnson Matthey PLC	108,517	4,171,915
Man Group PLC, ADR	1,035,251	11,294,482
Reckitt Benckiser PLC	229,071	12,356,347
Rio Tinto PLC	68,694	7,728,587
Tesco PLC	3,920,493	30,981,227

		91,031,485
United States - 1.63%
Las Vegas Sands Corp. *	155,822	12,979,973

TOTAL COMMON STOCKS (Cost $653,658,466)		$755,885,716

SHORT TERM INVESTMENTS - 2.87%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$22,874,290	$22,874,290

TOTAL SHORT TERM INVESTMENTS
(Cost $22,874,290)		$22,874,290

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.02%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$48,016,401 on 03/03/2008,
collateralized by $48,665,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $48,969,156, including
interest)	$48,007,000	$48,007,000

TOTAL REPURCHASE AGREEMENTS
(Cost $48,007,000)		$48,007,000

Total Investments (International Opportunities Fund)
(Cost $724,539,756) - 103.68%		$826,767,006
Liabilities in Excess of Other Assets - (3.68)%		(29,346,262)

TOTAL NET ASSETS - 100.00%		$797,420,744

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Financial Services	6.79%
Cellular Communications	5.90%
Banking	5.63%
Chemicals	5.41%
International Oil	4.64%

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.79%

Australia - 6.84%
Billabong International, Ltd. (a)	452,750	$5,257,410
Downer EDI, Ltd. (a)	2,030,919	11,599,155
Emeco Holdings, Ltd.	1,272,485	897,580
Iluka Resources, Ltd.	1,502,160	4,992,173
PaperlinX, Ltd. (a)	3,766,657	7,337,385

		30,083,703
Belgium - 1.24%
Barco NV (a)	75,310	5,465,642

Bermuda - 2.39%
Bio-Treat Technology, Ltd. (a)	6,693,612	2,789,128
Ngai Lik Industrial Holdings, Ltd.	18,284,513	871,922
People's Food Holdings, Ltd.	8,982,174	6,862,474

		10,523,524
Brazil - 0.89%
Companhia de Saneamento de Minas Gerais *	256,219	3,901,389

Canada - 7.10%
ATS Automation Tooling Systems, Inc. *	519,360	3,429,860
Dorel Industries, Inc., Class B	196,800	5,784,530
GSI Group, Inc. *	470,784	3,832,182
MDS, Inc. *	450,677	7,546,007
Mega Brands, Inc. *	196,700	1,019,223
North West Company	214,599	4,022,709
Open Text Corp. *	75,453	2,430,901

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Saxon Energy Services, Inc. *	567,900	$3,127,273

		31,192,685
Cayman Islands - 0.79%
Chitaly Holdings, Ltd.	9,692,729	2,091,633
TCL Communication Technology
Holdings, Ltd. * (a)	37,286,192	1,390,772

		3,482,405
China - 2.09%
BYD Company, Ltd., H Shares (a)	2,173,022	4,066,526
Sinotrans, Ltd., H Shares	16,490,000	5,107,882

		9,174,408
Finland - 3.33%
Amer Sports Oyj, A Shares (a)	344,084	7,186,994
Elcoteq SE, A Shares (a)	319,781	1,922,794
Huhtamaki Oyj (a)	529,206	5,529,532

		14,639,320
Germany - 1.21%
Jenoptik AG * (a)	737,145	5,297,631

Hong Kong - 7.54%
AAC Acoustic Technology Holdings, Inc. * (a)	3,016,000	2,874,890
Dah Sing Financial Group	633,174	4,630,490
Fountain Set Holdings, Ltd. (a)	11,313,425	2,278,380
Giordano International, Ltd. (a)	7,906,365	3,310,165
Lerado Group Holding Company, Ltd.	12,649,682	1,366,310
Texwinca Holdings, Ltd. (a)	10,784,907	8,306,141
Travelsky Technology, Ltd., Class H (a)	2,655,132	2,228,380
Weiqiao Textile Company, Ltd. (a)	3,138,106	4,357,497
Yue Yuen Industrial Holdings, Ltd. (a)	1,286,140	3,806,282

		33,158,535
Indonesia - 0.70%
Astra International Tbk PT	1,026,881	3,081,160

Japan - 4.55%
Descente, Ltd. (a)	648,000	3,396,680
Meitec Corp. (a)	159,911	4,725,612
Nichii Gakkan Company, Ltd. (a)	373,866	5,003,774
Sohgo Security Services Company, Ltd. (a)	357,373	4,941,780
Takuma Company, Ltd. (a)	849,000	1,948,851

		20,016,697
Luxembourg - 0.40%
Thiel Logistik AG *	577,341	1,742,527

Netherlands - 3.72%
Draka Holding NV	57,148	1,644,390
Imtech NV	120,274	2,844,197
OPG Groep NV	273,908	8,197,626
SBM Offshore NV (a)	113,984	3,674,740

		16,360,953
Norway - 0.89%
Tomra Systems ASA (a)	573,950	3,906,239

Philippines - 0.24%
First Gen Corp.	1,066,400	1,053,022

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore - 1.95%
Cerebos Pacific, Ltd.	222,226	$624,935
Huan Hsin Holdings, Ltd.	3,335,298	1,265,307
Osim International, Ltd. (a)	4,045,008	1,090,824
Venture Corp., Ltd.	777,229	5,603,959

		8,585,025
South Korea - 8.52%
Daeduck Electronics Company, Ltd. (a)	448,800	2,251,545
Daegu Bank	374,000	5,115,655
Halla Climate Control Company, Ltd. (a)	600,100	5,001,802
Intops Company, Ltd.	96,966	2,273,552
People & Telecommunication, Inc.	263,304	1,936,700
Pusan Bank	653,820	8,652,052
Sindo Ricoh Company, Ltd.	78,430	4,769,025
Youngone Corp.	747,110	7,441,013

		37,441,344
Sweden - 2.53%
D. Carnegie & Company AB	475,626	8,166,980
Securitas Systems AB, B Shares	1,136,010	2,932,799

		11,099,779
Switzerland - 1.51%
Verwaltungs & Privat Bank AG	35,115	6,653,954
Taiwan - 10.03%
Acbel Polytech, Inc. *	5,100,000	2,046,278
BenQ Corp. *	3,197,800	2,980,094
D-Link Corp.	5,115,994	8,127,850
Giant Manufacturing Company, Ltd.	850,000	1,910,316
KYE System Corp. *	3,136,843	4,316,292
Pihsiang Machinery Manufacturing Company,
Ltd.	2,610,000	5,241,928
Simplo Technology Company, Ltd.	1,587,600	7,652,212
Ta Chong Bank, Ltd. *	17,866,000	5,280,781
Taiwan Fu Hsing Industrial Company, Ltd.	2,886,000	1,648,343
Test-Rite International Company, Ltd.	7,827,132	4,872,806

		44,076,900
Thailand - 5.02%
Bank of Ayudhya PCL, NVDR (a)	11,782,900	9,107,106
Glow Energy PCL	6,865,525	7,034,573
Total Access Communication PCL * (a)	4,240,660	5,943,442

		22,085,121
United Kingdom - 10.07%
AbitibiBowater, Inc. *	139,321	1,422,582
Bodycote International PLC	1,457,303	5,394,774
Burberry Group PLC (a)	470,439	3,906,547
Fiberweb PLC	2,767,330	3,661,933
FKI PLC	5,393,600	7,755,992
Future PLC	5,499,140	3,387,388
Game Group PLC	2,320,095	8,548,469
New Star Asset Management Group, Ltd. *	1,051,936	1,978,896
Yule Catto & Company PLC	2,435,404	8,195,926

		44,252,507

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States - 1.24%
Steiner Leisure, Ltd. *	165,855	$5,443,361

TOTAL COMMON STOCKS (Cost $372,426,121)		$372,717,831

SHORT TERM INVESTMENTS - 28.92%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$72,541,984	$72,541,984
Paribas Corp. Time Deposit
3.11% due 03/03/2008	54,565,000	54,565,000

TOTAL SHORT TERM INVESTMENTS
(Cost $127,106,984)		$127,106,984

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$55,011 on 03/03/2008,
collateralized by $55,000 Federal
Home Loan Mortgage Corp.,
4.15% due 01/29/2013 (valued at
$56,100, including interest)	$55,000	$55,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,000)		$55,000

Total Investments (International Small Cap Fund)
(Cost $499,588,105) - 113.72%		$499,879,815
Liabilities in Excess of Other Assets - (13.72)%		(60,297,549)

TOTAL NET ASSETS - 100.00%		$439,582,266

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Apparel & Textiles	8.78%
Banking	7.92%
Computers & Business Equipment	4.62%
Electronics	3.97%
Manufacturing	3.40%

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.59%

Australia - 8.43%
ABB Grain, Ltd. (a)	31,495	$250,168
Adelaide Brighton, Ltd.	105,031	342,762
Admiralty Resources NL *	110,000	27,662
AED Oil, Ltd. * (a)	16,283	37,163
Aevum, Ltd. (a)	15,092	32,468
AJ Lucas Group, Ltd.	5,200	20,345
Alchemia, Ltd. *	43,512	23,284
Alesco Corp., Ltd.	18,007	174,122
Allegiance Mining NL * (a)	149,191	150,071
Alliance Resources, Ltd. *	22,000	19,879
Amadeus Energy, Ltd. * (a)	46,767	27,821
Amalgamated Holdings, Ltd.	20,306	104,705

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Andean Resources, Ltd. *	79,891	$148,898
Ansell, Ltd.	32,831	387,217
Anzon Australia, Ltd. *	15,000	24,124
APA Group (a)	72,472	213,915
Aquila Resources, Ltd. *	34,746	288,798
ARB Corp., Ltd.	16,596	66,794
ARC Energy, Ltd. *	74,431	70,219
Arrow Energy NL * (a)	96,135	215,680
Ausdrill, Ltd.	42,454	82,001
Austal, Ltd.	37,191	84,032
Austar United Communications, Ltd. *	187,684	249,240
Austereo Group, Ltd.	68,999	123,791
Australian Agricultural Company, Ltd.	55,936	160,490
Australian Infrastructure Fund	90,753	221,007
Australian Pharmaceutical Industries, Ltd. *	33,423	55,696
Australian Worldwide Exploration, Ltd. *	100,686	328,588
Automotive Holdings Group (a)	11,804	34,122
AVJennings, Ltd.	48,073	33,480
AWB, Ltd. (a)	76,156	164,457
Babcock & Brown Environmental
Investments, Ltd. *	19,026	8,639
Bank of Queensland, Ltd. (a)	22,983	296,292
Beach Petroleum, Ltd. (a)	222,425	294,938
Becton Property Group (a)	9,529	25,486
Bemax Resources, Ltd. *	223,103	46,986
Bendigo Mining, Ltd. *	31,918	9,626
Biota Holdings, Ltd. *	39,986	47,538
Blackmores, Ltd.	2,127	39,105
Boom Logistics, Ltd. (a)	25,797	19,798
Bradken, Ltd.	22,400	133,928
Brickworks, Ltd. (a)	22,678	207,326
Cabcharge Australia, Ltd. (a)	22,412	198,086
Campbell Brothers, Ltd.	10,493	270,996
Candle Australia, Ltd. (a)	17,571	30,763
Cardno, Ltd.	7,228	40,702
CBH Resources, Ltd. * (a)	158,181	57,160
CEC Group, Ltd.	8,875	8,588
Cellestis, Ltd. *	15,855	36,623
Centamin Egypt, Ltd. * (a)	102,897	158,509
Centennial Coal Company, Ltd.	67,781	277,158
Charter Hall Group	65,407	88,590
Citigold Corp., Ltd. *	151,498	59,469
City Pacific, Ltd. (a)	15,733	35,393
Clinuvel Pharmaceuticals, Ltd. *	69,980	22,034
Clough, Ltd. *	31,000	20,148
Coal of Africa, Ltd. *	45,708	82,440
Coeur d'Alene Mines Corp. * (a)	36,607	175,621
Commander Communications, Ltd. (a)	51,195	6,997
Compass Resources NL * (a)	15,577	22,783
ConnectEast Group *	266,808	332,295
Consolidated Rutile, Ltd. (a)	52,500	25,906
CopperCo, Ltd. *	58,463	31,340
Corporate Express Australia, Ltd.	17,731	88,302
Count Financial, Ltd. (a)	24,455	47,009
Coventry Group, Ltd. *	4,500	7,931
Crane Group, Ltd. (a)	15,713	211,454

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Crescent Gold, Ltd. *	120,652	$37,924
CuDeco, Ltd. *	9,700	29,868
Customers, Ltd. * (a)	272,077	17,102
David Jones, Ltd.	95,364	355,581
Deep Yellow, Ltd. * (a)	136,944	41,465
Devine, Ltd.	50,049	50,012
Dominion Mining, Ltd. *	5,100	20,348
Downer EDI, Ltd. (a)	70,646	403,479
Duet Group	118,023	336,796
Dyno Nobel, Ltd.	134,405	285,864
Emitch, Ltd.	26,000	20,309
Energy Developments, Ltd. (a)	26,612	72,249
Energy World Corp., Ltd. *	118,888	144,459
Envestra, Ltd. (a)	162,995	118,519
Equigold NL	27,470	116,460
Felix Resources, Ltd.	18,106	186,049
FKP Property Group, Ltd. (a)	53,431	178,913
Fleetwood Corp., Ltd.	8,604	68,050
Flight Centre, Ltd.	15,759	393,733
Forest Enterprises Australia, Ltd.	101,860	52,853
Funtastic, Ltd. (a)	33,265	12,274
Futuris Corp., Ltd.	135,042	250,044
Geodynamics, Ltd. * (a)	25,906	39,420
Gindalbie Metals, Ltd. * (a)	112,045	84,618
GrainCorp., Ltd.	9,486	120,602
Grange Resources Corp., Ltd. *	20,914	35,633
GRD, Ltd.	54,499	77,275
Great Southern Plantations, Ltd. (a)	45,477	71,115
GUD Holdings, Ltd.	13,336	128,219
Gunns, Ltd.	2,187	6,595
GWA International, Ltd. (a)	49,659	141,595
Hastie Group, Ltd.	13,176	45,414
Healthscope, Ltd.	47,434	226,370
Herald Resources, Ltd. * (a)	17,198	42,600
Heron Resources, Ltd. * (a)	9,000	5,413
Hills Industries, Ltd. (a)	37,379	167,198
Horizon Oil, Ltd. * (a)	172,869	54,479
Housewares International, Ltd. *	39,380	65,389
IBA Health, Ltd.	447,864	229,154
IBT Education, Ltd.	26,000	44,693
iiNET, Ltd.	18,866	40,018
Iluka Resources, Ltd.	50,244	166,977
Imdex, Ltd.	41,654	77,259
Independence Group NL	19,208	160,865
Independent Practitioner Network, Ltd. *	7,772	1,434
Indophil Resources NL *	72,190	52,000
Industrea, Ltd.	44,000	20,826
Infomedia, Ltd.	87,333	37,035
Invocare, Ltd.	11,389	70,760
IOOF Holdings, Ltd. (a)	13,384	63,616
Iress Market Technology, Ltd. (a)	19,452	119,142
JB Hi-Fi, Ltd. (a)	21,677	211,397
Just Group, Ltd.	31,400	101,196
Kagara Zinc, Ltd. (a)	21,063	100,162
Kings Minerals NL * (a)	37,728	17,909
Kingsgate Consolidated, Ltd. *	11,715	41,873

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Lynas Corp, Ltd. *	28,000	$37,789
MacArthur Coal, Ltd.	24,217	266,188
Macmahon Holdings, Ltd.	117,598	183,983
Macquarie Media Group, Ltd. (a)	30,557	107,440
Marion Energy, Ltd. * (a)	54,928	41,666
Maxitrans Industries, Ltd.	86,185	64,801
McGuigan Simeon Wines, Ltd. *	17,945	24,239
McPherson's, Ltd.	18,009	55,400
Melbourne IT, Ltd.	9,800	28,348
Mermaid Marine Australia, Ltd.	15,000	20,960
Mincor Resources NL	54,880	167,045
Mineral Deposits, Ltd. *	39,608	40,202
Monadelphous Group, Ltd.	15,546	177,486
Mortgage Choice, Ltd. (a)	19,081	28,238
Mount Gibson Iron, Ltd. * (a)	104,180	328,570
Murchison Metals, Ltd. * (a)	18,180	69,122
MYOB, Ltd.	33,790	50,867
New Hope Corp., Ltd.	159,455	382,458
Nexus Energy, Ltd. * (a)	86,760	136,498
Nido Petroleum, Ltd. *	256,103	72,208
Oakton, Ltd.	15,760	52,367
Pacific Brands, Ltd. (a)	112,362	230,592
Pan Australian Resources, Ltd. * (a)	284,957	274,918
Pan Pacific Petroleum NL *	177,591	40,728
PaperlinX, Ltd. (a)	89,835	174,997
Peet & Company, Ltd.	34,269	96,473
Peptech, Ltd. * (a)	37,842	35,564
Perilya, Ltd. (a)	22,619	33,558
Petsec Energy, Ltd. *	36,147	34,353
Pharmaxis, Ltd. *	50,510	120,933
Photon Group, Ltd.	14,016	63,118
Platinum Australia Ltd *	13,000	34,763
PMP, Ltd.	84,363	127,354
Port Bouvard, Ltd. (a)	14,000	15,943
Portman, Ltd. *	14,292	162,387
Primary Health Care, Ltd.	22,114	131,690
Prime Television, Ltd.	6,418	20,628
Primelife Corp., Ltd. (a)	105,874	59,810
Programmed Maintenance Services, Ltd.	19,236	79,227
pSivida, Ltd. *	95,189	7,173
Ramsay Health Care, Ltd. (a)	23,205	242,213
RCR Tomlinson, Ltd. (a)	22,598	25,195
Reckon, Ltd.	37,302	44,390
Redflex Holdings, Ltd.	11,233	34,163
Resolute Mining, Ltd. * (a)	43,345	97,258
Ridley Corp., Ltd.	50,564	53,473
Riversdale Mining, Ltd. *	23,658	150,736
Roc Oil Company, Ltd. * (a)	76,440	134,165
SAI Global, Ltd.	16,831	42,765
Sally Malay Mining, Ltd.	43,373	194,989
Salmat, Ltd. (a)	25,132	79,184
Seek, Ltd.	30,672	184,131
Select Harvests, Ltd.	6,297	42,600
ServCorp, Ltd. (a)	13,939	60,444
Service Stream, Ltd. *	19,000	28,505
Sigma Pharmaceuticals, Ltd. (a)	169,000	215,430

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Silex Systems, Ltd. * (a)	20,060	$119,483
Sino Gold, Ltd. *	28,836	201,658
Sino Strategic International, Ltd. *	11,948	8,696
Sirtex Medical, Ltd. *	11,366	39,782
Skilled Group, Ltd.	13,334	46,867
SMS Management & Technology, Ltd.	12,633	59,330
SP Telemedia, Ltd.	63,587	17,879
Specialty Fashion Group, Ltd.	51,331	75,608
Spotless Group, Ltd.	44,712	166,730
St. Barbara, Ltd. *	137,516	118,390
Staging Connections Group, Ltd.	16,800	9,599
Straits Resources, Ltd.	39,714	277,034
STW Communications Group, Ltd.	36,346	74,827
Sunland Group, Ltd.	52,498	167,028
Super Cheap Auto Group, Ltd.	12,800	40,157
Talent2 International, Ltd.	6,000	11,686
Tamaya Resources, Ltd. * (a)	219,476	41,561
Tap Oil, Ltd. *	40,556	68,435
Tassal Group, Ltd.	15,760	40,988
Technology One, Ltd.	46,859	39,061
TFS Corp., Ltd.	51,346	47,768
Thakral Holdings Group	137,513	118,741
The Reject Shop, Ltd.	8,900	94,223
Timbercorp, Ltd.	51,576	59,103
Tower Australia Group, Ltd. (a)	65,282	142,400
Troy Resources NL	18,408	49,382
United Group, Ltd.	13,000	149,197
UXC, Ltd.	52,216	77,316
Village Roadshow, Ltd.	27,228	70,580
Virgin Blue Holdings, Ltd.	29,257	36,047
Vision Group Holdings, Ltd.	10,760	26,257
Washington H Soul Pattinson & Company, Ltd. (a)	36,238	258,107
Watpac, Ltd.	7,375	17,694
Wattyl, Ltd. (a)	17,112	33,213
Webster, Ltd.	28,872	35,561
Western Areas NL *	30,734	168,200
WHK Group, Ltd.	56,586	84,689
Wide Bay Australia, Ltd.	3,123	31,175

		22,523,737
Austria - 0.98%
Agrana Beteiligungs AG	715	78,270
Andritz AG	5,678	317,814
Austrian Airlines AG *	7,737	60,410
BetandWin.com Interactive Entertainment AG *	4,109	123,016
BWT AG	1,398	64,785
Constantia Packaging AG	1,661	121,990
Flughafen Wien AG	1,880	214,968
Frauenthal Holdings AG	2,607	72,125
Intercell AG *	5,499	209,272
Lenzing AG	262	143,696
Mayr-Melnhof Karton AG	1,423	144,809
Palfinger AG	2,433	81,985
RHI AG *	6,028	244,596
Rosenbauer International AG	1,472	66,673
S&T System Integration & Technology
Distribution AG *	541	30,512

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG	2,151	$188,928
Uniqa Versicherungen AG	14,844	381,101
Wolford AG	1,578	66,490

		2,611,440
Belgium - 1.27%
Ackermans & Van Haaren NV	5,122	525,589
Banque Nationale de Belgique	51	226,226
Barco NV	1,899	137,820
Bekaert SA	2,411	317,535
Compagnie d'Entreprises (CFE)	1,500	137,988
Compagnie Immobiliere de Belgique SA	645	37,318
Compagnie Maritime Belge SA	2,799	207,889
Deceuninck NV	4,147	87,448
Duvel Moortgat SA	873	58,191
Econocom Group SA	5,040	56,410
Elia System Operator SA/NV	3,790	166,654
Euronav NV	4,736	183,365
Exmar NV	3,558	90,269
Icos Vision Systems NV *	922	49,678
Innogenetics NV * (a)	3,366	23,130
Ion Beam Applications SA *	2,557	54,798
Melexis NV	4,995	81,118
Omega Pharma SA	5,762	273,478
Option NV *	3,580	29,177
Recticel SA (a)	3,266	45,486
Roularta Media Group NV	668	47,063
SA D'Ieteren Trading NV	569	201,495
Sapec SA	305	49,545
Sioen Industries NV	1,985	27,552
Sipef SA	121	82,197
Tessenderlo Chemie NV	3,252	144,460
Van De Velde NV	870	42,435

		3,384,314
Canada - 11.99%
20-20 Technologies, Inc. *	6,400	44,541
Aastra Technologies, Ltd. *	4,100	128,717
Absolute Software Corp. *	6,400	81,605
Aecon Group, Inc.	3,100	54,992
AGF Management, Ltd.	15,900	379,629
Akita Drilling, Ltd.	2,100	24,110
Alamos Gold, Inc. *	8,700	66,206
Alberta Clipper Energy, Inc. *	4,800	10,631
Alexco Resource Corp. *	5,500	26,264
Allen-Vanguard Corp. *	12,747	54,653
Altius Minerals Corp. *	3,700	73,944
Amerigo Resources, Ltd.	22,400	53,255
Anderson Energy, Ltd. *	2,600	10,144
Angiotech Pharmaceuticals, Inc. *	15,900	46,202
Antrim Energy, Inc. *	18,600	73,134
Anvil Mining, Ltd. *	11,100	152,022
Aquiline Resources, Inc. *	8,400	90,977
Arawak Energy Corp. *	9,400	22,539
Astral Media, Inc.	7,589	289,527
Atrium Innovations, Inc. *	2,600	48,156
ATS Automation Tooling Systems, Inc. *	11,800	77,927

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Augusta Resource Corp. *	10,900	$42,969
Aurelian Resources, Inc. *	15,600	145,500
Aurizon Mines, Ltd. *	22,400	103,096
Aurora Energy Resources, Inc. *	10,400	101,966
Axia NetMedia Corp. *	9,200	27,481
Baffinland Iron Mines Corp. *	9,200	36,921
Baja Mining Corp. *	16,100	28,462
Ballard Power Systems, Inc. *	21,400	96,102
Bioms Medical Corp. *	21,000	76,170
Bioteq Environmental Tech, Inc. *	6,200	24,441
Birch Mountain Resources, Ltd. *	11,200	7,510
Birchcliff Energy, Ltd. *	13,800	127,029
BMTC Group, Inc., Class A	3,300	66,419
Boralex, Inc., Class A *	4,500	71,095
Bow Valley Energy, Ltd. *	12,900	72,347
Breaker Energy, Ltd., Class A *	1,800	13,076
Breakwater Resources, Ltd. *	63,300	90,038
Calfrac Well Services, Ltd.	4,000	67,666
Calvalley Petroleums, Inc., Class A *	15,977	81,001
Canaccord Capital, Inc.	5,900	66,838
Canada Bread Company, Ltd.	1,450	102,756
Canadian Hydro Developers, Inc. *	20,600	118,043
Canadian Royalties, Inc. *	4,500	10,836
Canadian Superior Energy, Inc. *	16,800	54,962
Canadian Western Bank	11,034	312,775
Canam Group, Inc., Class A	8,300	88,545
Candax Energy, Inc. *	82,101	51,717
Canfor Corp. *	17,500	142,240
Cangene Corp. *	5,900	35,907
CanWest Global Communications Corp. *	15,050	86,393
Capstone Mining Corp. *	17,200	61,338
Cardiome Pharma Corp. *	11,800	89,676
Carpathian Gold, Inc. *	20,000	10,160
Cascades, Inc.	17,950	151,734
Catalyst Paper Corp. *	43,000	72,522
CCL Industries, Inc., Class B	4,400	155,570
Celestica, Inc. *	34,800	227,345
Celtic Exploration, Ltd. *	10,700	166,765
Central Sun Mining, Inc. *	4,142	9,216
Chariot Resources, Ltd. *	40,500	41,148
CHC Helicopter Corp., Class A	2,600	81,493
Clarke, Inc.	10,800	65,837
Claude Resources, Inc. *	35,700	47,153
Coalcorp Mining, Inc. *	4,571	12,168
Cogeco Cable, Inc.	3,800	140,147
Com Dev International, Ltd. *	4,300	15,160
Comaplex Minerals Corp. *	1,400	8,463
Compton Petroleum Corp. *	15,600	185,124
Connacher Oil & Gas, Ltd. *	36,000	127,650
Constellation Software, Inc.	1,300	31,541
Corby Distilleries, Ltd.	1,000	24,028
Corridor Resources, Inc. *	10,800	69,129
Corus Entertainment, Inc., Class B	11,400	233,502
Cott Corp. *	10,300	23,546
Crew Energy, Inc. *	14,500	183,266
Crew Gold Corp *	14,900	28,460

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Cryocath Technologies, Inc. *	700	$3,307
Crystallex International Corp. *	43,800	91,227
Cyries Energy, Inc. *	8,000	73,071
Dalsa Corp. *	2,300	30,495
Delphi Energy Corp. *	30,700	65,502
Denison Mines Corp. *	28,216	259,441
Descartes Systems Group, Inc. *	10,100	36,531
Divestco, Inc. *	2,800	5,946
Dorel Industries, Inc., Class B	5,000	146,965
Draxis Health, Inc. *	6,200	24,756
Dundee Precious Metals, Inc. *	17,200	104,677
Dundee Wealth Management, Inc.	21,542	281,901
Duvernay Oil Corp. *	8,500	329,464
Eastern Platinum, Ltd. *	112,490	405,730
Eldorado Gold Corp. *	51,263	355,729
Emera, Inc. (a)	4,700	97,701
Empire Company, Ltd. *	1,300	49,768
Endeavour Silver Corp. *	5,600	23,839
Enghouse Systems, Ltd.	1,000	6,858
Ensign Energy Services, Inc.	21,600	402,044
Entree Gold, Inc. *	11,700	29,718
Equinox Minerals, Ltd. *	89,300	512,619
Equitable Group, Inc.	1,200	29,236
Etruscan Resources, Inc. *	6,300	14,978
European Goldfields, Ltd. *	35,000	210,516
Evertz Technologies, Ltd.	9,300	207,118
Exco Technologies, Ltd.	7,900	28,092
Exfo Electro Optical Engineering, Inc. *	8,300	36,851
Farallon Resources, Ltd. *	10,100	8,004
First Calgary Petroleums, Ltd. *	45,600	146,402
First Nickel, Inc. *	30,500	19,213
Flint Energy Services, Ltd. *	4,300	86,459
Forsys Metals Corp. *	4,600	15,563
Forzani Group, Ltd., Class A	8,400	136,295
FP Resources, Ltd. *	1,800	30,395
Fraser Papers, Inc. *	4,800	13,899
Fronteer Development Group, Inc. *	14,100	128,214
Frontera Copper Corp. *	6,600	31,181
Galleon Energy, Inc., Class A *	9,650	164,028
Garda World Security Corp., Class A *	3,700	57,290
Gennum Corp.	1,858	19,708
Gentry Resources, Ltd. *	7,316	19,549
Glacier Ventures International Corp. *	11,700	49,570
Gluskin Sheff & Associates, Inc.	1,300	27,869
Gold Eagle Mines, Ltd. *	13,000	102,494
Golden Star Resources, Ltd. *	50,600	208,723
Grande Cache Coal Corp. *	41,200	133,950
Great Basin Gold, Ltd. *	37,300	123,165
Great Canadian Gaming Corp. *	12,700	172,258
Grey Wolf Exploration, Inc. *	800	1,666
Greystar Resources, Ltd. *	1,300	8,717
GSI Group, Inc. *	61,283	498,844
Guyana Goldfields, Inc. *	3,700	27,066
Hanfeng Evergreen, Inc. *	7,600	93,200
Harry Winston Diamond Corp.	9,600	251,156
Heritage Oil Corp. *	3,400	164,084

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Heroux-Devtek, Inc. *	6,800	$57,689
High River Gold Mines, Ltd. *	48,300	165,376
Highpine Oil & Gas, Ltd. *	12,642	152,205
Home Capital Group, Inc.	4,700	190,961
HudBay Minerals, Inc. *	13,700	261,681
IAMGOLD Corp.	50,700	410,030
Imperial Metals Corp. *	2,400	26,115
Intermap Technologies Corp., Class A *	400	2,418
International Forest Products, Ltd., Class A *	5,500	27,940
International Royalty Corp.	7,800	47,073
Intertape Polymer Group, Inc. *	9,300	24,472
Iteration Energy, Ltd. *	13,800	85,667
Ivanhoe Energy, Inc. *	39,900	66,078
Jinshan Gold Mines, Inc. *	19,000	49,804
Kaboose, Inc. *	7,500	17,069
Kereco Energy, Ltd. *	14,200	67,375
Kingsway Financial Services, Inc.	15,200	201,534
Kirkland Lake Gold, Inc. *	10,700	114,474
Labopharm, Inc. *	12,200	29,501
Lake Shore Gold, Corp. *	23,500	45,364
Laramide Resources, Ltd. *	3,600	17,995
Laurentian Bank of Canada (a)	6,400	261,267
Le Chateau, Inc.	1,600	20,726
Leon's Furniture, Ltd.	8,944	108,500
Linamar Corp.	39,306	559,090
MacDonald Dettwiler & Associates, Ltd. *	5,300	263,910
Magellan Aerospace Corp. *	11,200	14,452
Mahalo Energy, Ltd. *	12,900	36,698
Major Drilling Group International Company,
Inc. *	4,300	249,022
Maple Leaf Foods, Inc.	12,900	169,335
March Networks Corp. *	7,500	42,596
Martinrea International, Inc. *	14,200	126,238
Maxim Power Corp. *	6,100	28,509
MDS, Inc. *	21,600	361,664
Mega Brands, Inc. *	3,200	16,581
Mega Uranium, Ltd. *	16,600	55,657
Methanex Corp.	18,300	528,966
Mosaid Technologies, Inc.	1,600	26,855
Neo Material Technologies, Inc. *	6,100	25,906
Neurochemical Company, Inc. *	3,500	5,512
Norbord, Inc. (a)	16,100	94,547
North American Palladium, Ltd. *	10,150	86,006
Northbridge Financial Corp.	7,000	252,761
Northgate Minerals Corp. *	55,600	172,858
Nova Chemicals Corp.	15,000	456,744
NuVista Energy, Ltd. *	10,400	174,029
Open Text Corp. *	71,989	2,319,300
Orvana Minerals, Corp. *	48,020	37,567
Pacific Rubiales Energy Corp. *	64,600	88,606
Paladin Labs, Inc. *	3,300	36,378
Pan American Silver Corp. *	11,800	472,599
Paramount Resources, Ltd. *	6,200	108,094
Pason Systems, Inc.	8,600	121,890
Patheon, Inc. *	21,400	72,620
Petaquilla Minerals Company, Ltd. *	30,600	87,673

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Petrobank Energy & Resources, Ltd. *	1,074	$63,256
Petrolifera Petroleum, Ltd. *	4,200	53,340
Platinum Group Metals, Ltd. *	11,200	38,917
Points International, Ltd. *	16,500	51,633
Polymet Mining Corp. *	11,400	40,307
ProEx Energy, Ltd. *	12,000	186,294
Q9 Networks, Inc. *	1,300	15,704
QLT, Inc. *	24,600	74,981
Quadra Mining, Ltd. *	9,100	186,946
Quebecor World, Inc. *	21,545	5,363
Quebecor, Inc.	7,991	239,994
Quest Capital Corp.	50,300	116,008
Reitman's Canada, Ltd., Class A	7,917	131,514
Resin Systems, Inc. *	24,300	25,923
Resverlogix Corp. *	2,300	32,715
Richelieu Hardware, Ltd.	1,800	37,765
Rider Resources, Ltd. *	5,000	29,566
Ritchie Bros. Auctioneers, Inc.	4,900	354,164
RONA, Inc. *	19,900	281,238
Rothmans, Inc. (a)	10,000	260,808
Rubicon Minerals Corp. *	10,300	13,918
Russel Metals, Inc.	12,000	311,506
Samuel Manu-Tech, Inc.	3,200	32,545
Saskatchewan Wheat Pool, Inc. *	37,400	486,760
Savanna Energy Services Corp.	9,700	171,974
Saxon Energy Services, Inc. *	23,758	130,829
Sceptre Investment Counsel, Ltd. (a)	7,600	75,749
Semafo, Inc. *	15,800	24,882
ShawCor, Ltd., Class A	8,800	278,596
Shore Gold, Inc. *	27,600	125,346
Sierra Wireless, Inc. *	6,250	90,932
Silver Standard Resources, Inc. *	10,100	377,935
Silvercorp Metals, Inc.	27,300	274,595
Skye Resources, Inc. *	5,600	45,517
Softchoice Corp.	2,000	34,544
Stantec, Inc. *	10,100	331,450
Stella-Jones, Inc.	800	29,992
Storm Exploration, Inc. *	1,500	17,831
Stornoway Diamond Corp. *	44,100	26,883
SunOpta, Inc. *	17,900	108,937
Suramina Resources, Inc. *	4,000	4,796
SXC Health Solutions Corp. *	2,000	27,920
Synenco Energy, Inc. *	7,500	53,492
Tanzanian Royalty Exploration Corp. *	17,900	109,482
Taseko Mines, Ltd. *	21,100	112,548
Teal Exploration & Mining, Inc. *	4,000	15,240
Tembec, Inc. *	4,700	2,149
Tesco Corp. *	7,300	178,078
The Churchill Corp. *	2,800	47,252
Theratechnologies, Inc. *	5,900	49,094
Thompson Creek Metals Company, Inc. *	18,200	370,188
Timminco, Ltd. *	12,400	269,228
TLC Vision Corp. *	13,700	32,293
Toromont Industries, Ltd.	10,500	315,667
Torstar Corp., Class B (a)	10,400	178,678
Transat A.T., Inc., Class A	2,100	59,741

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Transcontinental, Inc., Class A	11,900	$197,074
Transglobe Energy Corp. *	8,000	43,891
Transition Therapeutics, Inc. *	4,900	49,585
Trican Well Service, Ltd.	18,100	316,486
Tristar Oil & Gas, Ltd. *	10,507	160,661
Tundra Semiconductor Corp. *	2,300	10,165
Turnkey E&P, Inc. *	1,100	4,035
Uex Corp. *	27,900	153,354
Uni-Select, Inc.	4,200	107,534
Uranium Participation Corp. *	12,700	149,032
Ur-Energy, Inc. *	10,200	25,079
UTS Energy Corp. *	88,700	524,495
Vector Aerospace Corp. *	2,100	9,217
Verenex Energy, Inc. *	3,500	35,098
Vero Energy, Inc. *	6,700	54,049
Vitran Corp., Inc. *	300	3,719
Wesdome Gold Mines, Ltd. *	17,100	27,798
West Energy, Ltd. *	100	345
West Fraser Timber Company, Ltd.	6,100	198,386
Western Canadian Coal Corp. *	9,000	24,597
Western Financial Group, Inc.	10,800	46,964
Westport Innovations, Inc. *	14,700	47,793
Wi-LAN, Inc. *	9,000	22,769
Winpak, Ltd.	1,100	7,320
Xantrex Technology, Inc. *	9,700	77,758
Xceed Mortgage Corp.	1,800	3,548
Xtreme Coil Drilling Corp. *	1,300	9,840
Yukon-Nevada Gold Corp. *	47,100	74,173
Zarlink Semiconductor, Inc. *	33,700	29,446
ZCL Composites, Inc.	1,000	9,246

		32,035,096
China - 0.01%
Solomon Systech International, Ltd.	320,000	22,224

Denmark - 1.09%
Alm. Brand Skadesforsikring A/S *	3,700	207,730
Amagerbanken A/S	1,350	52,334
Bang & Olufsen AS, Series B	2,100	141,654
Bavarian Nordic A/S * (a)	1,260	71,656
Brodrene Hartmann A/S *	450	11,732
Capinordic A/S *	9,300	29,125
Dalhoff Larsen & Horneman A/S, Series B (a)	2,500	39,339
Det Ostasiatiske Kompagni AS	4,300	335,582
DFDS A/S	550	78,753
DiBa Bank A/S	550	33,624
EDB Gruppen A/S, Series B *	700	19,187
Fionia Bank A/S	125	33,275
Fluegger A/S, Series B	300	31,123
Forstaedernes Bank A/S (a)	2,800	71,602
IC Companys A/S (a)	1,800	72,646
NeuroSearch A/S *	4,338	269,740
Nordjyske Bank A/S	1,190	35,824
Ostjydsk Bank A/S	150	26,951
Parken Sport & Entertainment A/S * (a)	450	108,093
Pharmexa A/S *	10,600	8,598
Ringkjoebing Landbobank A/S (a)	535	73,769

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
Roskilde Bank A/S (a)	495	$26,177
Royal Unibrew A/S	875	99,636
Sanistal A/S, Series B	250	25,699
Satair A/S (a)	1,000	54,617
Schouw & Company A/S, Series B	2,450	203,969
SimCorp A/S (a)	1,150	236,481
Sjaelso Gruppen A/S	2,400	59,994
Spar Nord Bank A/S	12,250	260,855
Sparbank Vest A/S	275	16,133
TK Development A/S *	6,500	84,944
Vestjysk Bank A/S	1,950	79,680

		2,900,522
Finland - 2.29%
Aldata Solution Oyj *	13,900	24,027
Alma Media Oyj (a)	11,850	179,550
Amer Sports Oyj, A Shares (a)	41,993	877,121
Aspo Oyj	4,950	49,130
Cramo Oyj, Series B	2,125	49,581
Elektrobit Corp. *	9,773	24,105
Finnair Oyj	4,400	53,941
Finnlines Oyj (a)	6,400	131,843
Fiskars Oyj Abp, Series A (a)	5,817	114,259
F-Secure Oyj	13,850	52,295
HK Ruokatalo Oyj, Series A (a)	6,090	76,867
Huhtamaki Oyj	45,417	474,550
KCI Konecranes Oyj	51,234	1,860,193
Kemira Oyj	9,491	141,411
Lassila & Tikanoja Oyj	4,595	129,371
Lemminkainen Oyj	2,350	127,060
M-real Oyj, Series B (a)	18,950	63,981
OKO Bank PLC, Series A (a)	13,392	233,830
Olvi Oyj, Series A	2,000	72,696
Orion Oyj, Series A	3,902	84,450
Orion Oyj, Series B	10,447	223,192
Ponsse Oyj	1,712	37,603
Poyry Oyj	9,241	226,897
Raisio Oyj (a)	15,429	34,316
Ramirent Oyj	8,276	143,284
Stockmann Oyj Abp, Series A	1,249	58,679
Stockmann Oyj Abp, Series B	3,126	142,302
Uponor Oyj (a)	6,439	168,182
Vacon Oyj	1,935	77,804
Vaisala Oyj, Series A	1,800	78,124
YIT Oyj	3,970	98,627

		6,109,271
France - 5.02%
Ales Groupe SA	1,081	30,196
Alten SA *	3,914	122,768
Altran Technologies SA * (a)	16,346	120,507
April Group SA	2,848	179,918
Archos SA * (a)	1,721	26,236
Assystem SA	4,109	57,545
Atos Origin SA *	14,786	796,780
Audika SA	1,625	71,359
Avanquest Software SA * (a)	1,218	11,598

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Bacou Dalloz SA	1,599	$153,701
Beneteau SA	11,605	290,188
BioMerieux SA	158	18,055
Boiron SA	515	12,313
Bonduelle SCA	961	115,298
Bongrain SA	1,561	172,052
Bourbon SA (a)	7,806	446,757
Bull SA *	11,140	48,655
Canal Plus SA	16,823	175,513
Carbone Lorraine SA	2,556	106,307
Cegedim SA	323	26,741
Cegid SA (a)	1,808	69,899
Clarins SA	2,321	162,911
Club Mediterranee SA *	2,334	109,588
Compagnie Plastic Omnium SA	3,169	141,726
Delachaux SA (a)	2,118	169,916
Electricite de Strasbourg SA	1,094	207,354
Esso SAF	606	140,491
Etablissements Maurel et Prom SA	16,745	321,877
Etam Developpement SA	1,713	60,309
Faurecia SA *	2,085	106,525
Fleury Michon SA	344	20,332
Gaumont SA	589	52,549
Geodis SA	967	125,045
GfiInformatique SA	9,954	65,978
GIfi* (a)	620	51,552
GL Events SA	2,064	102,846
Groupe Crit SA	1,884	52,234
Groupe Open SA *	2,447	41,672
Groupe Steria SCA	2,803	83,599
Guerbet SA (a)	558	90,380
Guyenne & Gascogne SA	1,445	211,374
Havas SA (a)	61,765	287,121
Ingenico SA	4,406	116,593
International Metal Service SA	4,726	173,930
Ipsos SA	4,671	132,285
Lafuma SA	424	22,909
Laurent-Perrier SA	1,018	153,591
Lectra SA (a)	6,134	38,181
Lisi SA	610	56,047
LVL Medical Groupe SA *	3,125	87,544
Maisons France Confort SA	709	35,646
Manitou BF SA (a)	3,693	123,025
Manutan SA	1,304	99,078
Montupet SA	553	7,538
Mr. Bricolage SA	1,756	44,092
Nexans SA	3,542	386,717
Nexity SA	3,100	129,186
Norbert Dentressangle SA	1,107	92,921
Oberthur Card Systems SA	10,817	81,597
Orco Property Group SA (a)	1,093	111,411
Orpea SA *	4,196	260,435
Penauille Polyservices SA *	28,582	215,847
Pierre & Vacances SA	1,327	138,308
Pinguely-Haulotte SA	2,723	57,392
Radiall SA	349	41,871

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Rallye SA	5,515	$325,049
Remy Cointreau SA	3,765	236,546
Rhodia SA *	19,787	491,216
Robertet SA	258	33,293
Rubis SA	1,805	153,942
Saft Groupe SA *	1,100	45,015
Samse SA	317	34,275
SEB SA	1,821	315,731
Sechilienne-Sidec SA	2,979	206,040
Silicon-On-Insulator Technologies SA * (a)	10,465	64,825
Societe BIC SA	5,391	340,866
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco	42	37,593
Somfy SA	482	109,090
Sopra Group SA	2,126	147,316
Spir Communication SA	493	43,225
SR Teleperformance SA	9,772	308,507
Stallergenes SA	2,320	151,443
Stef-TFE Group	799	52,657
STEF-TFE *	2,292	151,363
Sucriere de Pithiviers-Le-Vieil SA	73	59,199
Synergie SA (a)	1,224	32,661
Tessi SA	206	9,687
Theolia SA *	4,792	129,967
Toupargel-Agrigel SA (a)	936	30,535
Trigano SA (a)	2,853	112,138
UbiSoft Entertainment SA *	5,766	484,620
Union Financiere de France Banque SA (a)	725	42,908
Valeo SA	7,120	269,301
Viel & Compagnie SA	7,076	41,208
Vilmorin & Compagnie SA	901	151,880
Virbac SA	1,389	129,215
VM Materiaux SA	579	55,773
Vranken-Pommery Monopole Group (a)	721	58,517
Zodiac SA	5,489	285,622

		13,405,132
Germany - 5.38%
Aareal Bank AG	7,762	263,407
Adlink Internet Media AG * (a)	4,151	98,214
ADVA AG Optical Networking * (a)	10,567	32,085
Aixtron AG *	20,549	272,638
Altana AG	7,006	162,668
Augusta Technologie AG *	2,266	52,008
AWD Holding AG *	4,069	184,888
Baader Wertpapierhandelsbank AG (a)	12,358	78,038
Balda AG * (a)	3,189	28,896
Beate Uhse AG (a)	5,482	10,819
Bechtle AG	3,518	105,711
Biotest AG	1,095	55,736
Boewe Systec AG	1,342	45,841
Borussia Dortmund GMBH & Co KGAA *	20,750	43,787
Centrotec Sustainable AG *	2,162	38,459
Cewe Color Holding AG	1,320	46,556
ComBOTS AG *	2,445	37,990
Comdirect Bank AG	8,396	103,551
ComputerLinks AG	2,468	46,050

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Conergy AG	1,920	$43,020
CTS Eventim AG	2,979	116,602
Curanum AG	4,385	40,463
D Logistics AG * (a)	17,468	37,960
D&S Europe AG *	12,806	184,216
Deutsche Wohnen AG	2,936	96,994
Deutz AG * (a)	13,899	145,036
Douglas Holding AG	8,523	453,195
Drillisch AG *	6,749	48,147
Duerr AG *	2,766	103,362
DVB Bank AG	11	4,672
EM.TV AG *	17,451	76,081
Epcos AG (a)	17,467	247,004
Escada AG *	2,739	53,334
Euwax AG	668	52,531
Evotec AG *	8,820	24,655
Fielmann AG	1,902	112,472
Freenet AG *	10,782	207,675
Fuchs Petrolub AG	1,810	164,112
Gerry Weber International AG	3,420	106,053
Gesco AG	829	54,761
GFK AG	2,880	114,026
GFT Technologies AG *	9,511	41,927
GPC Biotech AG * (a)	5,604	20,936
Grenkeleasing AG	1,687	62,422
Hawesko Holding AG	1,432	43,076
Heidelberger Druckmaschinen AG	6,217	150,619
Indus Holding AG (a)	2,245	70,528
Interseroh AG	746	56,502
IWKA AG *	6,306	203,246
Jenoptik AG *	20,577	147,881
Kontron AG	9,589	146,694
Krones AG	5,868	451,697
KSB AG	139	95,209
KWS Saat AG	415	90,893
Lanxess AG	7,391	281,784
Leoni AG	6,550	271,507
MasterFlex AG	1,234	30,315
Mediclin AG *	8,648	33,986
Medigene AG *	7,224	46,884
Medion AG *	5,908	152,668
MLP AG	1,718	24,219
Morphosys AG *	835	53,128
MTU Aero Engines Holding AG	6,500	330,429
MVV Energie AG	7,457	358,417
Nemetschek AG	1,701	51,561
Norddeutsche Affinerie AG (a)	10,201	409,700
Nordex AG *	3,448	123,374
Pfeiffer Vacuum Technology AG	2,709	238,802
Pfleiderer AG	5,794	129,037
Premiere AG *	17,166	366,556
Qiagen AG *	23,319	521,941
QSC AG *	22,823	74,281
R. Stahl AG	1,092	50,644
Rational AG	513	99,850
REpower Systems AG *	2,414	544,556

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Rheinmetall AG	3,595	$250,699
Rhoen-Klinikum AG	10,186	294,326
Sartorius AG (a)	997	37,689
Schlott Gruppe AG	1,862	43,109
SGL Carbon AG *	12,140	679,436
SHB Stuttgarter Finanz & Beteiligungs AG	951	39,962
Singulus Technologies AG *	6,859	98,846
Sixt AG	2,811	112,715
Software AG (a)	5,638	408,767
Solon AG Fuer Solartechnik *	632	46,603
Stada Arzneimittel AG	7,530	528,960
Strabag AG	320	113,585
Suedzucker AG (a)	7,302	160,535
Suess MicroTec AG *	4,728	31,948
Takkt AG	4,283	72,890
Vivacon AG	1,093	25,261
Vossloh AG	7,123	987,621
Wincor Nixdorf AG	2,250	178,739
Wire Card AG *	12,980	219,200
Wuerttembergische Lebensversicherung AG	1,865	85,606

		14,385,479
Greece - 1.52%
Alapis Holding Industrial & Commercial SA *	117,019	378,156
Anek Lines SA	18,127	57,170
Aspis Bank SA	10,270	43,199
Astir Palace Hotel SA *	6,080	51,021
Athens Medical Center SA	8,110	43,305
Autohellas SA	8,930	71,216
Bank of Attica SA *	5,325	27,273
Bank of Greece SA	2,632	361,788
C. Rokas SA	3,530	84,611
Duty Free Shops	2,936	50,368
Forthnet SA *	3,580	48,748
Fourlis SA	5,721	168,314
Frigoglass SA	5,740	180,604
GEK Group of Companies SA	4,450	52,170
Geniki Bank SA *	13,528	93,064
Halcor SA	19,210	75,950
Hellenic Technodomiki Tev SA	29,122	356,680
Heracles General Cement SA	4,800	119,217
Iaso SA	11,020	158,823
Intracom Holdings SA	28,550	105,944
Intracom SA Technical & Steel Constructions *	26,335	35,895
J&P-Avax SA	12,040	93,130
Lambrakis Press SA *	14,105	58,079
Lampsa Hotel SA	2,044	52,618
Loulis Mills SA *	9,563	40,913
Maritime Company of Lesvos SA *	26,037	22,157
Metka SA	4,120	82,299
Michaniki SA	17,800	123,741
Minoan Lines Shipping SA	16,450	115,557
Motodynamic SA *	321	2,367
Motor Oil Hellas Corinth Refineries SA	7,091	145,963
Mytilineos Holdings SA	11,969	180,887
Neochimiki LV Lavrentiadis SA	4,397	118,076
S&B Industrial Minerals SA	3,540	54,980

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
Sarantis SA	3,820	$68,991
Teletypos SA Mega Channel	7,852	65,859
Terna SA	6,110	71,342
Viohalco SA	18,430	203,307

		4,063,782
Hong Kong - 2.55%
Alco Holdings, Ltd.	94,000	32,375
Allied Group, Ltd.	34,000	149,144
Asia Financial Holdings, Ltd.	98,000	54,301
Asia Satellite Telecom Holdings Company, Ltd.	300,720	576,317
Asia Standard Hotel Group, Ltd.	3,610,000	40,747
Asia Standard International Group, Ltd.	2,374,756	57,377
Associated International Hotels *	16,000	34,554
Burwill Holdings, Ltd. *	398,000	30,238
Cafe de Coral Holdings, Ltd.	58,000	118,153
Century City International Holdings, Ltd.	3,496,000	53,861
Champion Technology Holdings, Ltd.	316,804	56,095
Chen Hsong Holdings, Ltd.	74,000	39,507
Chevalier International Holdings, Ltd. (a)	32,000	30,010
China Grand Forestry Resources Group, Ltd. *	362,000	53,797
China Metal International Holdings, Inc.	108,000	29,629
China Seven Star Shopping, Ltd. *	850,000	27,240
China Solar Energy Holdings, Ltd. * (a)	540,000	33,561
Chinese People Gas Holdings Company, Ltd. * (a)	654,000	27,907
Chong Hing Bank, Ltd.	43,000	90,994
Chow Sang Sang Holdings, Ltd.	108,000	123,475
Chuang's China Investments, Ltd.	271,000	24,792
Clear Media, Ltd. *	37,000	32,033
Coastal Greenland, Ltd. (a)	240,000	46,513
Coslight Technology International Group, Ltd. *	52,000	27,989
Dickson Concepts International, Ltd. (a)	37,000	29,871
Easyknit Enterprises Holdings, Ltd. *	205,000	1,078
EganaGoldpfeil Holdings, Ltd. (a)	131,750	11,175
Emperor Capital Group, Ltd.	33,600	4,314
Emperor Entertainment Hotel, Ltd. (a)	165,000	41,779
Emperor International Holdings, Ltd.	168,000	67,333
eSun Holdings, Ltd. * (a)	50,000	24,244
Far East Consortium International, Ltd. (a)	184,750	81,779
Fong's Industries Company, Ltd.	66,000	39,017
Fubon Bank, Ltd.	110,000	78,504
Fushan International Energy Group, Ltd. * (a)	84,000	44,484
Giordano International, Ltd.	1,113,708	466,277
Glorious Sun Enterprises, Ltd. (a)	88,000	47,585
Golden Resorts Group, Ltd. *	500,000	21,096
Hang Fung Gold Technology, Ltd. (a)	310,000	88,903
Hanny Holdings, Ltd.	744,000	19,917
Harbour Centre Development, Ltd.	25,000	41,453
Heng Tai Consumables Group, Ltd. * (a)	325,000	48,677
Hi Sun Technology China, Ltd. *	153,000	37,138
HKR International, Ltd. (a)	135,200	103,862
Hon Kwok Land Investment Company, Ltd.	104,000	35,814
Hongkong Chinese, Ltd.	298,000	56,039
Hung Hing Printing Group, Ltd.	134,216	49,680
Hutchison Harbour Ring, Ltd.	494,000	38,937
I.T., Ltd.	242,000	73,671
i-Cable Communications, Ltd.	179,000	33,179

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)

(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Imagi International Holdings, Ltd. *	140,000	$30,069
Integrated Distribution Services Group, Ltd.	24,000	65,731
ITC Corp., Ltd.	660,000	41,026
K Wah International Holdings, Ltd.	367,227	168,310
Kantone Holdings, Ltd.	734,245	62,373
Karl Thomson Holdings, Ltd. *	92,000	18,142
Keck Seng Investments, Ltd.	61,000	33,649
Lai Fung Holdings, Ltd.	974,000	37,553
Lai Sun Development Company, Ltd. *	2,414,000	52,125
Lai Sun Garment International, Ltd. *	609,000	35,826
Lippo, Ltd.	25,000	20,558
Liu Chong Hing Investment, Ltd.	40,000	52,074
Luks Group Vietnam Holdings Company, Ltd.	34,000	33,523
Lung Kee Holdings, Ltd.	76,000	30,572
Magnificent Estates, Ltd.	1,130,000	38,546
Matsunichi Communication Holdings, Ltd.	93,000	86,550
Midland Holdings, Ltd.	98,000	131,227
Mirabell International Holdings, Ltd.	50,000	37,339
Miramar Hotel & Investment Company, Ltd.	8,000	12,150
Natural Beauty Bio-Technology, Ltd.	280,000	75,385
Next Media, Ltd.	150,000	57,856
Norstar Founders Group, Ltd.	168,000	50,779
Oriental Press Group, Ltd.	202,000	29,918
Oriental Watch Holdings, Ltd.	128,000	56,024
Pacific Andes International Holdings, Ltd.	302,611	56,766
Pacific Century Premium Developments, Ltd. (a)	195,000	70,010
Paliburg Holdings, Ltd.	1,333,800	37,429
Peace Mark Holdings, Ltd.	90,000	100,382
Pico Far East Holdings, Ltd. (a)	200,000	28,912
Playmates Holdings, Ltd.	38,400	19,954
Playmates Toys Ltd *	38,400	1,949
Prime Success International Group, Ltd. (a)	122,000	73,445
Public Financial Holdings, Ltd.	52,000	44,873
PYI Corp., Ltd.	164,801	51,705
Regal Hotels International Holdings, Ltd.	838,000	55,175
Road King Infrastructure, Ltd.	56,000	74,517
Sa Sa International Holdings, Ltd.	112,000	47,707
SEA Holdings, Ltd.	52,000	35,559
Shaw Brothers Hong Kong, Ltd.	23,000	44,296
Shell Electric Manufacturing Company, Ltd.	102,000	78,955
Shui On Construction & Materials, Ltd.	22,000	63,405
Singamas Container Holdings, Ltd.	60,000	17,677
Sino-I Technology, Ltd. *	2,940,000	37,456
Skyfame Realty Holdings, Ltd. *	216,000	38,131
Smartone Telecommunications Holdings, Ltd.	46,500	43,574
Symphony Holdings, Ltd.	296,000	25,145
TAI Cheung Holdings, Ltd.	76,000	51,366
Tan Chong International, Ltd.	63,000	19,568
TCC International Holdings, Ltd. *	105,444	95,949
Techtronic Industries Company, Ltd.	96,500	93,442
Texwinca Holdings, Ltd.	423,961	326,519
Titan Petrochemicals Group, Ltd. *	600,000	34,871
Top Form International, Ltd. (a)	226,000	17,574
Truly International Holdings, Ltd.	34,000	50,884
Upbest Group, Ltd.	158,000	16,920
USI Holding Corp.	72,000	47,091

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Varitronix International, Ltd.	68,000	$40,825
Victory City International Holdings, Ltd. (a)	138,502	40,035
Vitasoy International Holdings, Ltd.	114,000	47,212
Wai Kee Holdings, Ltd.	130,000	42,015
Willie International Holdings, Ltd. *	1,343,200	35,538
Wing On Company International, Ltd.	33,000	56,230
Yau Lee Holdings, Ltd.	88,000	14,950
Yip's Chemical Holdings, Ltd.	112,000	78,959
Yugang International, Ltd.	1,366,000	34,251

		6,824,941
India - 0.32%
Blue Star, Ltd.	9,464	112,073
Carborundum Universal, Ltd.	9,825	35,667
Chennai Petroleum Corp., Ltd.	8,097	59,134
Dishman Pharmaceuticals & Chemicals, Ltd.	7,085	52,619
Federal Bank, Ltd.	10,024	72,641
Greaves Cotton, Ltd.	2,000	12,749
GTL, Ltd.	12,066	74,701
HTMT Global Solutions, Ltd.	2,398	17,925
IndusInd Bank, Ltd.	37,267	90,357
Ipca Laboratories, Ltd.	2,949	45,227
Jain Irrigation Systems, Ltd.	4,644	81,353
Jammu & Kashmir Bank, Ltd.	2,945	52,492
Maharashtra Seamless, Ltd.	3,782	31,489
Moser Baer India, Ltd.	9,487	41,244
Motherson Sumi Systems, Ltd.	7,017	18,321
NIIT, Ltd.	11,250	33,986
Pidilite Industries, Ltd.	7,500	29,327

		861,305
Ireland - 1.41%
DCC PLC - London	1,967	49,293
DCC PLC	17,641	443,853
Dragon Oil PLC *	34,938	309,664
Dragon Oil Plc *	15,803	141,639
FBD Holdings PLC - London	1,517	60,198
FBD Holdings PLC	3,299	145,049
Fyffes PLC (a)	113,040	157,883
Glanbia PLC	26,164	183,098
Greencore Group PLC	44,368	293,678
Iaws Group PLC - London	6,223	124,904
Iaws Group PLC	18,171	367,927
IFG Group PLC	17,394	45,811
Independent News & Media PLC - London	34,810	104,606
Independent News & Media PLC	42,581	128,329
Irish Continental Group PLC *	2,933	111,285
Irish Continental Group PLC * (a)	2,896	109,035
Kenmare Resources PLC *	114,460	108,815
Kingspan Group PLC - London	24,570	333,500
McInerney Holdings PLC (a)	27,705	63,932
Paddy Power PLC	7,635	244,472
United Drug PLC	42,771	250,877

		3,777,848
Italy - 3.30%
Acea SpA	9,068	167,571
Acegas-APS SpA (a)	3,947	38,452

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Actelios SpA	8,203	$77,360
Aedes SpA	6,455	23,508
Amplifon SpA (a)	31,967	152,392
Astaldi SpA	11,817	88,224
Azimut Holding SpA	18,316	209,523
Banca Finnat Euramerica SpA	35,792	42,585
Banca IFIS SpA	3,357	46,049
Banca Intermobiliare SpA (a)	17,737	143,807
Banca Popolare dell'Etruria e del Lazio Scrl	11,446	143,661
Banca Profilo SpA	11,108	30,236
Banco di Desio e della Brianza SpA	11,958	122,452
Benetton Group SpA, SADR	200	5,260
Benetton Group SpA	12,602	166,855
Biesse SpA	3,083	62,421
Bonifica Ferraresi e Imprese Agricole SpA	918	45,061
Brembo SpA	12,719	191,269
Bulgari SpA (a)	25,492	283,826
Caltagirone Editore SpA (a)	9,281	54,436
Caltagirone SpA	7,345	64,600
Cementir SpA	24,008	210,877
CIR-Compagnie Industriali Riunite SpA	80,187	247,056
Class Editori SpA	25,163	46,682
Credito Artigiano SpA	21,622	94,440
Credito Artigiano SpA *	5,405	22,729
Credito Bergamasco SpA	4,262	178,883
Credito Emiliano SpA (a)	7,832	100,762
Cremonini SpA	25,773	94,433
Danieli & Company SpA	7,817	223,392
Davide Campari Milano SpA	24,736	212,418
De Longhi SpA	23,047	103,944
Digital Multimedia Technologies SpA *	2,000	71,694
Ducati Motor Holding SpA *	28,717	71,487
ERG SpA	8,908	171,654
Ergo Previdenza SpA	5,344	32,545
Esprinet SpA	4,770	53,813
Gemina SpA	37,070	60,284
Gewiss SpA (a)	4,550	27,462
GranitiFiandre SpA	7,189	75,560
GreenergyCapital SpA *	17,570	0
Gruppo Coin SpA *	5,346	34,619
Gruppo Editoriale L'Espresso SpA	30,704	126,225
Hera SpA	27,312	123,156
Immobiliare Lombarda SpA *	341,153	67,563
Immsi SpA	42,868	70,325
Impregilo SpA *	70,148	374,234
Indesit Company SpA	7,439	92,814
Industria Macchine Automatiche SpA	5,896	121,025
Intek SpA	30,078	28,137
Interpump SpA	16,266	145,734
Iride SpA	61,748	208,758
KME Group SpA *	17,570	31,221
Mariella Burani SpA	3,142	81,871
Marr SpA	5,328	53,886
Meliorbanca SpA	17,273	80,866
Milano Assicurazioni SpA	14,712	96,407
Mirato SpA	3,489	38,840

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Mondadori (Arnoldo) Editore SpA (a)	19,844	$160,421
Navigazione Montanari SpA	17,762	74,330
Permasteelisa SpA	4,223	82,954
Piccolo Credito Valtellinese Scrl	33,513	451,412
Premafin Finanziaria SpA	50,691	122,277
Premuda SpA	17,385	33,539
Recordati SpA	18,423	144,974
Reno de Medici SpA *	57,383	40,505
Risanamento SpA *	13,318	55,565
SAES Getters SpA	2,559	69,037
Save SpA (a)	3,613	65,407
Societa Cattolica di Assicurazioni Scrl (a)	10,330	475,211
Societa Partecipazioni Finanziarie SpA *	121,974	88,750
Socotherm SpA (a)	2,703	23,549
SogefiSpA	6,285	53,013
Sol SpA	10,699	73,620
Sorin SpA *	42,358	76,152
Stefanel SpA *	8,571	16,027
Telecom Italia Media SpA * (a)	455,979	125,220
Tiscali SpA * (a)	57,429	162,721
Tod's SpA	1,815	111,580
Trevi Finanziaria SpA	5,462	104,561
Vianini Lavori SpA	5,861	82,211
Vittoria Assicurazioni SpA	5,949	99,201

		8,827,581
Japan - 22.39%
A&A Material Corp.	19,000	17,905
Abilit Corp. (a)	3,000	4,244
Achilles Corp.	29,000	36,728
Adeka Corp.	14,000	140,412
Aderans Company, Ltd. (a)	6,100	110,667
Advan Company, Ltd. (a)	2,200	17,688
Advanex, Inc.	12,000	13,116
Aeon Delight Company, Ltd.	4,000	83,204
Aeon Fantasy Company, Ltd.	1,680	23,739
Ahresty Corp.	3,900	48,827
AI Holdings Corp. (a)	5,900	29,713
Aica Kogyo Company, Ltd.	9,900	89,769
Aichi Bank, Ltd. (a)	1,800	141,838
Aichi Corp.	10,600	90,939
Aichi Machine Industry Company, Ltd.	12,000	23,049
Aichi Steel Corp. (a)	20,000	100,011
Aichi Tokei Denki Company, Ltd.	10,000	24,945
Aida Engineering, Ltd. *	10,000	59,500
Aigan Company, Ltd.	4,600	32,223
Aiphone Company, Ltd. (a)	2,800	43,253
Airport Facilities Company, Ltd.	7,000	49,590
Aisan Industry Company, Ltd.	9,300	97,607
Akebono Brake Industry Company, Ltd. (a)	17,000	113,389
Akindo Sushiro Company, Ltd.	1,000	20,763
Akita Bank, Ltd.	47,000	199,738
Aloka Company, Ltd.	5,000	70,873
Alpha Corp. (a)	1,000	13,527
Alpha Systems, Inc. (a)	1,700	49,858
Alpine Electronics, Inc.	7,400	87,514
Alps Logistics Company, Ltd.	2,000	18,152

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Amano Corp. (a)	10,000	$115,297
Amuse, Inc.	2,000	47,549
Ando Corp.	14,000	19,379
Anest Iwata Corp.	6,000	23,725
Anritsu Corp. (a)	20,000	64,842
AOC Holdings, Inc. *	6,600	68,685
AOI Electronic Company, Ltd. (a)	1,700	21,996
AOKI Holdings, Inc. (a)	4,800	85,374
Aomori Bank, Ltd.	29,000	109,143
Arakawa Chemical Industries, Ltd.	3,500	38,345
Araya Industrial Company, Ltd.	14,000	35,258
Arealink Company, Ltd. (a)	70	5,411
Ariake Japan Company, Ltd. (a)	4,900	65,520
Arisawa Manufacturing Company, Ltd.	8,200	64,264
Aronkasei Company, Ltd.	7,000	24,323
Art Corp. (a)	2,000	33,397
As One Corp.	1,800	36,650
Asahi Diamond Industrial Company, Ltd.	12,000	81,119
Asahi Kogyosha Company, Ltd.	8,000	25,981
Asahi Organic Chemicals
Industry Company, Ltd. (a)	20,000	53,119
Asahi Pretec Corp. (a)	5,100	142,803
Asahi Tec Corp. * (a)	39,000	36,811
Asanuma Corp.	17,000	21,649
ASATSU-DK, Inc.	3,500	112,982
Ashimori Industry Company, Ltd.	13,000	22,511
Asia Securities Printing Company, Ltd.	4,000	34,282
ASKA Pharmaceutical Company, Ltd.	5,000	45,477
Asunaro Aoki Construction Company, Ltd.	11,000	63,817
Atsugi Company, Ltd.	50,000	62,101
Aucnet, Inc.	2,700	35,319
Autobacs Seven Company, Ltd. (a)	6,700	151,652
Avex Group Holdings, Inc.	3,600	40,837
Awa Bank (The), Ltd. *	28,000	151,536
Azel Corp. (a)	17,000	35,460
Bando Chemical Industries, Ltd.	22,000	79,628
Bank of Ikeda, Ltd.	3,300	93,666
Bank of Iwate, Ltd.	3,200	196,931
Bank of Nagoya (The), Ltd. *	34,000	195,057
Bank of Okinawa, Ltd.	4,300	148,351
Bank of Saga, Ltd.	33,000	101,479
Bank of the Ryukyus, Ltd. (a)	9,600	85,832
Belluna Company, Ltd. (a)	9,298	60,953
Best Denki Company, Ltd. (a)	14,500	115,011
Bookoff Corp. (a)	3,000	14,567
BSL Corp.	27,000	10,663
Bunka Shutter Company, Ltd. (a)	14,000	52,746
C.I. Kasei Company, Ltd.	4,000	8,165
CAC Corp.	3,400	25,002
Calsonic Kansei Corp *	17,000	70,055
Canon Electronics, Inc. (a)	4,500	100,970
Canon Finetech, Inc.	6,000	75,287
Cawachi, Ltd.	3,000	78,270
Central Finance Company, Ltd. (a)	13,000	38,689
Central Glass Company, Ltd. (a)	39,000	172,198
Century Leasing System, Inc.	7,600	62,900

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
CFS Corp.	6,000	$27,787
Chiba Kogyo Bank, Ltd. *	5,800	73,629
Chino Corp.	11,000	27,859
Chiyoda Company, Ltd. (a)	3,800	55,431
Chofu Seisakusho Company, Ltd.	5,900	104,952
Chori Company, Ltd. *	19,000	18,507
Chubu Shiryo Company, Ltd. (a)	6,000	37,226
Chudenko Corp.	5,600	83,581
Chuetsu Pulp & Paper Company, Ltd.	15,000	26,306
Chugai Mining Company, Ltd. (a)	34,900	14,863
Chugai Ro Company, Ltd. (a)	9,000	32,656
Chugoku Marine Paints, Ltd.	7,000	56,574
Chukyo Bank, Ltd.	49,000	137,627
Chuo Gyorui Company, Ltd.	12,000	29,933
Chuo Spring Company, Ltd.	9,000	31,969
Circle K Sunkus Company, Ltd. (a)	6,000	89,908
CKD Corp.	8,000	52,596
Clarion Company, Ltd.	39,000	100,279
Cleanup Corp. (a)	5,000	26,682
CMK Corp. (a)	8,000	63,738
Coca-Cola Central Japan Company, Ltd.	15	123,197
Colowide Company, Ltd. (a)	5,500	28,646
Columbia Music Entertainment, Inc. * (a)	29,000	17,681
Commuture Corp. (a)	9,000	48,689
Computer Engineering & Consulting, Ltd. (a)	2,900	24,175
COMSYS Holdings Corp. (a)	15,000	121,577
Corona Corp.	4,900	63,002
Cosel Company, Ltd. (a)	5,600	58,642
Cosmo Securities Company, Ltd. (a)	22,000	21,442
Creed Corp *	25	33,240
Cross Plus, Inc.	2,000	20,242
CTI Engineering Company, Ltd.	5,500	31,933
Culture Convenience Club Company, Ltd.	21,700	84,441
Cybozu, Inc. (a)	45	13,432
D&M Holdings, Inc. (a)	12,000	31,350
D.G. Roland Corp. (a)	1,700	54,154
Dai Nippon Toryo Company, Ltd. (a)	22,000	26,413
Dai-Dan Company, Ltd. (a)	6,000	25,218
Daido Kogyo Company, Ltd.	11,000	22,498
Daido Metal Company, Ltd. (a)	5,000	28,398
Daidoh, Ltd. (a)	4,000	46,535
Daiei, Inc. *	16,350	103,901
Daifuku Company, Ltd. (a)	2,500	32,894
Daihen Corp. (a)	20,000	72,290
Daiho Corp.	14,000	17,143
Daiichi Chuo Kisen Kaisha * (a)	7,000	50,533
Daiichi Jitsugyo Company, Ltd.	7,000	30,146
Daiken Corp.	23,000	46,560
Daiko Clearing Services Corp.	3,000	17,539
Daikoku Denki Company, Ltd. (a)	1,400	12,776
Daikyo, Inc. (a)	22,144	52,279
Daimei Telecom Engineering Corp.	8,000	64,055
Dainichi Company, Ltd.	3,800	19,213
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	56,594
Dainippon Screen Manufacturing
Company, Ltd. (a)	35,000	154,660

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Daio Paper Corp. (a)	20,000	$144,112
Daisan Bank, Ltd.	30,000	102,040
Daiseki Company, Ltd. (a)	3,520	100,006
Daiso Company, Ltd.	11,000	36,808
Daisyo Corp.	2,800	35,824
Daito Bank, Ltd.	19,000	18,031
Daiwa Industries, Ltd.	4,000	18,533
Daiwa Seiko, Inc. (a)	18,000	32,730
Daiwabo Company, Ltd.	24,000	59,815
Daiwabo Information System Company, Ltd. (a)	3,000	53,481
Danto Holdings Corp.	12,000	23,995
DC Company, Ltd.	8,000	23,076
DCM Japan Holdings Company, Ltd. (a)	19,520	103,368
Denki Kogyo Company, Ltd. (a)	8,000	46,435
Denyo Company, Ltd.	3,000	28,494
Descente, Ltd. (a)	15,000	78,627
DIA Kensetsu Company, Ltd. *	15,300	4,728
Don Quijote Company, Ltd. *	5,000	80,081
Doshisha Company, Ltd. (a)	1,800	28,273
Doutor Nichires Holdings Company, Ltd. (a)	6,893	125,201
DTS Corp.	4,800	80,253
Dydo Drinco, Inc. (a)	3,300	133,787
Dynic Corp.	13,000	26,814
E-Access, Ltd. (a)	1,000	646,517
Eagle Industry Company, Ltd.	5,000	44,468
Ebara Corp. (a)	54,000	153,857
EDION Corp. (a)	8,000	78,670
Ehime Bank, Ltd.	24,000	82,325
Eighteenth Bank, Ltd.	30,000	106,673
Eiken Chemical Company, Ltd.	4,000	36,092
Eizo Nanao Corp.	2,900	69,065
Eneserve Corp. *	4,800	19,271
Enplas Corp. (a)	4,400	47,450
Enshu, Ltd. (a)	15,000	17,769
Epson Toyocom Corp. (a)	7,000	26,849
Espec Corp. (a)	3,000	26,552
Exedy Corp. * (a)	1,400	41,846
Ezaki Glico Company, Ltd. * (a)	11,000	118,198
F&A Aqua Holdings, Inc.	3,800	24,996
Fancl Corp. (a)	9,400	123,313
FDK Corp. * (a)	21,000	25,682
Foster Electric Company, Ltd.	3,000	74,598
FP Corp. (a)	2,900	76,751
France Bed Holdings Company, Ltd. (a)	42,000	54,351
Fudo Construction Company, Ltd. (a)	27,000	26,216
Fuji Company, Ltd. (a)	5,700	93,999
Fuji Corp., Ltd.	5,000	16,068
Fuji Kiko Company, Ltd. (a)	11,000	17,812
Fuji Kosan Company, Ltd. * (a)	21,000	21,219
Fuji Kyuko Company, Ltd. (a)	10,000	37,202
Fuji Oil Company, Ltd.	12,400	108,760
Fuji Software ABC, Inc.	5,400	82,964
Fujibo Holdings, Inc. * (a)	15,000	22,278
Fujicco Company, Ltd.	7,000	77,931
Fujikura Kasei Company, Ltd.	3,000	22,988
Fujikura Rubber, Ltd.	5,000	22,200

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fujita Corp. (a)	5,400	$13,378
Fujita Kanko, Inc. (a)	7,000	44,123
Fujitec Company, Ltd.	13,000	65,791
Fujitsu Business Systems, Ltd.	5,100	57,459
Fujitsu Frontech, Ltd.	4,000	34,517
Fujitsu General, Ltd. * (a)	14,000	49,981
Fujiya Company, Ltd. * (a)	19,000	27,763
Fukuda Corp.	8,000	22,195
Fukui Bank, Ltd.	41,000	115,707
Fukushima Bank, Ltd. (a)	25,000	22,692
Fukushima Industries Corp.	3,000	27,177
Fukuyama Transporting Company, Ltd.	42,000	153,733
Funai Consulting Company, Ltd.	5,000	29,187
Furukawa Company, Ltd.	50,000	94,703
Furusato Industries, Ltd.	2,000	19,804
Fuso Pharmaceutical Industries, Ltd. (a)	13,000	33,223
Futaba Corp.	7,600	134,564
Future System Consulting Corp.	36	19,057
Fuyo General Lease Company, Ltd.	3,000	89,576
Gakken Company, Ltd. (a)	13,000	30,835
Gecoss Corp.	5,500	27,306
Geo Corp. *	46	47,509
Gigas K's Denki Corp. (a)	4,600	82,456
GMO Internet, Inc. (a)	6,000	28,846
Godo Steel, Ltd. (a)	31,000	98,868
Goldcrest Company, Ltd. *	2,970	80,472
Goldwin, Inc. *	12,000	24,007
Gourmet Kineya Company, Ltd.	5,000	37,575
Green Hospital Supply, Inc. * (a)	42	34,752
GS Yuasa Corp. (a)	72,000	178,411
Gulliver International Company, Ltd. (a)	1,130	45,290
Gun-Ei Chemical Industry Company, Ltd. (a)	11,000	22,683
Gunze, Ltd. (a)	23,000	106,591
Hakuto Company, Ltd.	2,700	26,846
Hakuyosha Company, Ltd.	5,000	13,282
Hanwa Company, Ltd.	49,000	225,838
Happinet Corp. (a)	1,600	20,601
Harashin Narus Holdings Company, Ltd.	3,000	28,551
Harima Chemicals, Inc.	5,000	26,256
Haruyama Trading Company, Ltd.	2,700	15,940
Hayashikane Sangyo Company, Ltd. * (a)	28,000	23,778
Hazama Corp. (a)	18,700	17,642
Heiwa Corp. *	9,400	94,504
Heiwado Company, Ltd.	9,000	139,411
Hibiya Engineering, Ltd.	6,000	43,749
Higashi-Nippon Bank, Ltd.	35,000	121,028
HIS Company, Ltd.	3,700	61,936
Hitachi Information Systems, Ltd.	8,500	166,958
Hitachi Kokusai Electric, Inc. (a)	11,000	124,190
Hitachi Maxell, Ltd.	6,500	71,181
Hitachi Medical Corp. (a)	6,000	46,809
Hitachi Plant Technologies, Ltd. (a)	25,000	98,350
Hitachi Software Engineering Company, Ltd. (a)	3,000	70,944
Hitachi Systems & Services, Ltd.	4,000	77,342
Hitachi Tool Engineering, Ltd.	4,000	45,347
Hitachi Transport System, Ltd. (a)	15,000	183,556

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hitachi Zosen Corp. * (a)	112,500	$113,319
Hochiki Corp.	7,000	44,877
Hodogaya Chemical Company, Ltd. (a)	8,000	18,795
Hogy Medical Company, Ltd.	2,300	108,405
Hokkaido Gas Company, Ltd.	14,000	34,747
Hokkan Holdings, Ltd.	11,000	29,575
Hokuetsu Bank, Ltd.	52,000	118,769
Hokuetsu Paper Mills, Ltd. (a)	32,000	141,572
Hokuriku Electric Industry Company, Ltd. (a)	12,000	17,478
Hokuto Corp.	2,800	48,075
Horipro, Inc.	3,300	36,705
Hosiden Corp. (a)	12,100	207,622
Hosokawa Micron Corp.	4,000	27,765
Howa Machinery, Ltd. (a)	20,000	16,207
I Metal Technology Company, Ltd. *	10,000	17,509
IBJ Leasing Company, Ltd.	4,000	76,607
Ichikoh Industries, Ltd.	12,000	26,871
Ichiyoshi Securities Company, Ltd.	10,600	110,367
ICOM, Inc.	3,000	78,156
IDEC Corp. (a)	3,500	41,616
Ihara Chemical Industry Company, Ltd.	10,000	21,630
Iino Kaiun Kaisha, Ltd.	15,000	134,196
Ikegami Tsushinki Company, Ltd. * (a)	13,000	22,129
Imasen Electric Industrial Company, Ltd.	3,900	53,440
Impress Holdings, Inc.	105	13,473
Inaba Denki Sangyo Company, Ltd.	3,400	121,358
Inaba Seisakusho Company, Ltd.	2,400	30,513
Inabata & Company, Ltd. (a)	11,000	56,742
Inageya Company, Ltd.	6,000	52,280
Ines Corp.	6,600	34,102
Information Services International -
Dentsu, Ltd.	3,400	29,051
Intec, Ltd.	8,000	113,763
Inui Steamship Company, Ltd. * (a)	1,800	26,895
Invoice, Inc.	2,047	43,648
Iseki & Company, Ltd. (a)	49,000	68,594
Ishihara Sangyo Kaisha, Ltd. * (a)	58,000	130,012
Ishii Hyoki Company, Ltd. (a)	1,600	27,455
Itochu Enex Company, Ltd.	13,200	73,442
Itochu-Shokuhin Company, Ltd.	2,400	70,425
Itoham Foods, Inc.	29,000	160,111
Itoki Corp.	8,000	50,016
Iwasaki Electric Company, Ltd.	11,000	26,947
Iwatani International Corp. (a)	33,000	91,938
Iwatsu Electric Company, Ltd. * (a)	17,000	17,899
Izumiya Company, Ltd. (a)	15,000	72,379
J. Bridge Corp. *	7,000	4,864
Jalux, Inc. (a)	2,200	38,029
Jamco Corp.	3,000	22,720
Janome Sewing Machine Company, Ltd. * (a)	19,000	16,203
Japan Aviation Electronics Industry, Ltd. (a)	9,000	93,991
Japan Cash Machine Company, Ltd. (a)	2,600	22,716
Japan Digital Laboratory Company, Ltd.	5,400	68,995
Japan Foundation Engineering Company, Ltd. (a)	7,000	16,995
Japan General Estate Company, Ltd. (a)	4,400	41,923
Japan Pulp & Paper Company, Ltd.	23,000	84,538

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Japan Radio Company, Ltd. * (a)	29,000	$81,533
Japan Transcity Corp., Ltd. (a)	9,000	36,977
Japan Vilene Company, Ltd. (a)	12,000	48,587
Japan Wool Textile Company, Ltd.	13,000	110,806
JBCC Holdings, Inc.	4,200	31,836
JBIS Holdings, Inc.	10,000	33,659
Jeans Mate Corp. (a)	2,300	16,871
Jeol, Ltd. (a)	8,000	29,295
JK Holdings Company, Ltd.	5,700	30,103
JMS Company, Ltd.	9,000	19,469
Joban Kosan Company, Ltd. *	15,000	22,969
J-Oil Mills, Inc. (a)	23,000	57,502
Joint Corp. *	4,700	60,667
Joshin Denki Company, Ltd. (a)	12,000	103,956
JSP Corp.	3,800	36,251
Juki Corp.	23,000	101,789
Kabuki-Za Company, Ltd.	1,000	45,348
Kadokawa Holdings, Inc. (a)	4,600	102,517
Kaga Electronics Company, Ltd.	6,800	85,484
Kagawa Bank, Ltd.	15,000	86,259
Kagoshima Bank(The), Ltd. *	32,000	222,092
Kakaku.com, Inc. * (a)	3	17,023
Kaken Pharmaceutical Company, Ltd.	17,000	135,482
Kameda Seika Company, Ltd. (a)	4,000	65,333
Kamei Corp.	5,000	23,496
Kanaden Corp.	6,000	31,937
Kanagawa Chuo Kotsu Company, Ltd.	8,000	39,399
Kanamoto Company, Ltd.	5,000	32,132
Kanematsu Corp. *	62,000	86,994
Kanematsu Electronics, Ltd.	4,500	32,303
Kanto Auto Works, Ltd.	9,800	132,570
Kanto Denka Kogyo Company, Ltd.	5,000	28,231
Kanto Natural Gas Development, Ltd.	5,000	27,614
Kanto Tsukuba Bank, Ltd.	17,200	91,402
Kasai Kogyo Company, Ltd.	8,000	22,083
Kasumi Company, Ltd.	6,000	31,294
Katakura Industries Company, Ltd. (a)	5,000	84,273
Kato Sangyo Company, Ltd.	7,000	78,523
Kato Works Company, Ltd.	10,000	38,895
Kawada Industries, Inc.	16,000	23,348
Kawai Musical Instruments Manufacturing
Company, Ltd.	16,000	24,575
Kawashima Selkon Textiles Company, Ltd. * (a)	17,000	15,866
Kayaba Industry Company, Ltd.	29,000	118,316
Keihin Company, Ltd.	10,000	15,719
Keihin Corp. *	4,900	79,068
Keiiyu Company, Ltd.	4,400	21,862
Keiyo Company, Ltd. (a)	6,100	31,110
Kenedix, Inc.	67	88,532
Kentucky Fried Chicken Japan, Ltd.	3,000	50,928
Kenwood Corp. (a)	61,000	66,056
KEY Coffee, Inc. (a)	3,100	44,788
Kibun Food Chemifa Company, Ltd. (a)	4,000	33,874
Kinki Nippon Tourist Company, Ltd. (a)	9,000	18,502
Kinki Sharyo Company, Ltd. (a)	7,000	22,677
Kintetsu World Express, Inc. (a)	3,800	88,424

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kinugawa Rubber Industrial Company, Ltd. * (a)	25,000	$40,054
Kioritz Corp.	10,000	20,109
Kishu Paper Company, Ltd. * (a)	17,000	20,422
Kisoji Company, Ltd. (a)	2,200	45,264
Kissei Pharmaceutical Company, Ltd.	8,000	161,324
Kitagawa Iron Works Company, Ltd.	12,000	25,446
Kita-Nippon Bank, Ltd.	1,400	48,742
Kitano Construction Corp. (a)	12,000	23,902
Kitz Corp. (a)	15,000	83,464
Kiyo Holdings, Inc.	84,000	128,544
Koa Corp.	8,000	51,379
Koatsu Gas Kogyo Company, Ltd.	7,000	42,126
Koei Company, Ltd. (a)	2,500	41,055
Kohnan Shoji Company, Ltd.	5,800	68,587
Koike Sanso Kogyo Company, Ltd. (a)	9,000	47,454
Kojima Company, Ltd. (a)	3,100	16,272
Kokuyo Company, Ltd.	9,000	73,594
Komatsu Seiren Company, Ltd.	9,000	37,030
Komatsu Wall Industry Company, Ltd.	2,100	26,149
Komeri Company, Ltd. * (a)	4,600	107,747
Konaka Company, Ltd.	4,600	27,174
Kondotec, Inc.	3,000	17,424
Konishi Company, Ltd.	3,900	34,798
Kosaido Company, Ltd.	3,800	22,168
Kosei Securities Company, Ltd. (a)	18,000	20,824
Krosaki Harima Corp. (a)	15,000	41,192
KRS Corp.	2,700	22,241
Kumagai Gumi Company, Ltd. (a)	11,000	11,964
Kumiai Chemical Industry Company, Ltd.	15,000	22,208
Kurabo Industries, Ltd.	54,000	113,991
Kureha Corp.	24,000	143,611
Kurimoto, Ltd.	28,000	38,081
Kuroda Electric Company, Ltd.	6,200	95,574
Kyoden Company, Ltd.	7,000	13,052
Kyodo Printing Company, Ltd.	14,000	36,922
Kyodo Shiryo Company, Ltd.	24,000	28,121
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,200	57,408
Kyokuyo Company, Ltd. (a)	16,000	27,649
Kyoritsu Maintenance Company, Ltd.	2,000	33,998
Kyosan Electric Manufacturing Company, Ltd.	11,000	32,703
Kyoto Kimono Yuzen Company, Ltd.	24	19,892
Kyowa Exeo Corp. *	12,000	82,611
Kyowa Leather Cloth Company, Ltd.	5,200	27,379
Kyudenko Corp.	14,000	70,522
Laox Company, Ltd.	10,000	6,638
Life Corp. (a)	11,000	158,751
Lintec Corp *	8,500	129,991
Lion Corp.	30,000	142,875
Livedoor Auto Company, Ltd. * (a)	29,500	11,358
Macnica, Inc.	3,400	48,247
Maeda Corp.	33,000	105,549
Maeda Road Construction Company, Ltd.	14,000	115,387
Maezawa Industries, Inc.	5,100	13,097
Maezawa Kasei Industries Company, Ltd. (a)	2,000	24,853
Maezawa Kyuso Industries Company, Ltd.	2,400	44,172
Makino Milling Machine Company, Ltd. *	13,000	92,468

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mandom Corp.	4,200	$122,804
Mars Engineering Corp. (a)	1,600	25,552
Marubun Corp. (a)	3,000	20,457
Marudai Food Company, Ltd.	29,000	69,375
Maruetsu, Inc. * (a)	13,000	99,661
Maruha Group, Inc. (a)	91,815	134,323
Maruka Machinery Company, Ltd.	3,000	24,388
Marusan Securities Company, Ltd. (a)	8,000	72,615
Maruwa Company, Ltd.	1,400	18,440
Maruyama Manufacturing Company, Inc. (a)	10,000	21,712
Maruzen Company, Ltd., Second Section	4,000	17,027
Maruzen Company, Ltd. *	23,000	24,548
Maruzen Showa Unyu Company, Ltd.	12,000	36,898
Maspro Denkoh Corp.	4,000	31,732
Matsuda Sangyo Company, Ltd. (a)	2,200	60,534
Matsui Construction Company, Ltd.	8,000	30,417
Matsuya Company, Ltd. (a)	5,000	104,190
Matsuya Foods Company, Ltd.	4,300	55,711
Max Company, Ltd.	7,000	83,529
Maxvalu Tokai Company, Ltd.	3,000	44,361
MEC Company, Ltd.	2,400	22,424
Megachips Corp.	2,400	33,424
Meidensha Corp. (a)	37,000	85,319
Meitec Corp.	3,100	91,610
Meito Sangyo Company, Ltd. (a)	2,900	55,956
Meiwa Corp. * (a)	8,000	16,843
Meiwa Estate Company, Ltd.	5,000	44,596
Mercian Corp.	19,400	36,546
Michinoku Bank, Ltd.	25,000	73,968
Mikuni Coca-Cola Bottling Company, Ltd.	9,000	102,681
Mikuni Corp. *	9,000	27,645
Milbon Company, Ltd.	1,200	21,651
Mimasu Semiconductor Industry Co Ltd *	2,800	52,746
Minato Bank, Ltd.	77,000	146,441
Ministop Company, Ltd.	2,500	47,746
Miraca Holdings, Inc. *	6,300	135,136
Misawa Homes Holdings, Inc. * (a)	6,000	42,784
Mitani Corp.	4,000	40,032
Mito Securities Company, Ltd.	17,000	59,667
Mitsuba Corp., Ltd.	8,000	38,137
Mitsubishi Cable Industries, Ltd. (a)	19,000	24,143
Mitsubishi Kakoki Kaisha, Ltd.	11,000	28,287
Mitsubishi Paper Mills, Ltd.	47,000	87,931
Mitsubishi Pencil Company, Ltd.	4,000	56,578
Mitsubishi Steel Manufacturing Company, Ltd.	18,000	63,781
Mitsuboshi Belting Company, Ltd.	14,000	60,821
Mitsui High-Tec, Inc.	7,100	56,226
Mitsui Home Company, Ltd. (a)	12,000	52,369
Mitsui Knowledge Industry Company, Ltd.	124	24,045
Mitsui Mining Company, Ltd. * (a)	38,000	132,982
Mitsui Sugar Company, Ltd.	14,000	50,236
Mitsui-Soko Company, Ltd. (a)	20,000	110,754
Mitsumura Printing Company, Ltd.	7,000	25,518
Mitsuuroko Company, Ltd. (a)	13,000	76,094
Miura Company, Ltd. (a)	4,700	110,728
Miyazaki Bank, Ltd.	32,000	131,493

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Miyoshi Oil & Fat Company, Ltd.	14,000	$18,804
Miyuki Holdings Company, Ltd.	8,000	21,576
Mizuno Corp. (a)	18,000	117,135
Mochida Pharmaceutical Company, Ltd. (a)	16,000	157,088
Modec, Inc. (a)	7,400	241,711
Morinaga & Company, Ltd. (a)	41,000	87,554
Morinaga Milk Industry Company, Ltd. (a)	36,000	95,149
Morita Corp.	6,000	29,560
Mory Industries, Inc.	11,000	40,166
MOS Food Services, Inc. (a)	7,000	98,585
Moshi Moshi Hotline, Inc. (a)	2,200	60,273
Mr. Max Corp.	7,300	26,496
Mutoh Holdings Company, Ltd. *	8,000	30,775
Nachi-Fujikoshi Corp. * (a)	31,000	109,028
Nagano Bank, Ltd.	13,000	29,872
Nagase & Company, Ltd. *	21,000	214,016
Nagatanien Company, Ltd.	5,000	38,807
Nakabayashi Company, Ltd.	14,000	24,389
Nakamuraya Company, Ltd.	6,000	27,023
Nakayama Steel Works, Ltd.	22,000	46,214
NEC Fielding, Ltd.	8,400	95,590
NEC Leasing, Ltd.	4,000	53,175
NEC Mobiling, Ltd.	2,000	33,341
NEC Networks & System Integration Corp.	7,700	98,642
NEC Tokin Corp. (a)	11,000	28,116
Net One Systems Company, Ltd. (a)	101	109,396
Netmarks, Inc.	29	4,327
Neturen Company, Ltd.	8,000	83,392
Nice Corp.	22,000	54,683
Nichia Steel Works, Ltd. (a)	8,000	28,507
Nichias Corp. (a)	15,000	66,692
Nichiban Company, Ltd.	10,000	30,067
Nichicon Corp.	12,000	93,883
Nichiha Corp. (a)	4,200	35,771
Nichii Gakkan Company, Ltd. (a)	6,700	89,672
Nichimo Corp. (a)	29,000	13,803
NICHIREI Corp. (a)	39,000	193,217
Nichireki Company, Ltd. *	1,000	2,784
Nidec Copal Corp.	2,700	32,133
Nidec Tosok Corp.	2,800	20,787
Nifco, Inc.	9,000	193,385
Nihon Dempa Kogyo Company, Ltd. (a)	3,500	116,604
Nihon Eslead Corp.	2,000	26,590
Nihon Inter Electronics Corp. (a)	5,000	13,952
Nihon Kagaku Sangyo Company, Ltd.	5,000	40,519
Nihon Kohden Corp.	5,000	100,856
Nihon Nohyaku Company, Ltd. (a)	10,000	69,442
Nihon Parkerizing Company, Ltd.	7,000	97,569
Nihon Tokushu Toryo Company, Ltd.	6,000	28,298
Nihon Unisys, Ltd. *	3,600	43,083
Nihon Yamamura Glass Company, Ltd.	26,000	56,886
Nikkiso Company, Ltd.	8,000	52,276
Nikko Company, Ltd.	5,000	11,103
Nippei Toyama Corp.	4,000	47,414
Nippo Corp. (a)	11,000	72,335

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Beet Sugar
Manufacturing Company, Ltd.	30,000	$64,696
Nippon Carbide Industries Company, Inc. *	16,000	30,001
Nippon Carbon Company, Ltd. (a)	12,000	46,706
Nippon Ceramic Company, Ltd. (a)	3,000	32,701
Nippon Chemical Industrial Company, Ltd.	13,000	30,537
Nippon Chemi-Con Corp.	22,000	97,612
Nippon Chemiphar Company, Ltd. * (a)	5,000	24,212
Nippon Concrete Industries Company, Ltd.	15,000	24,524
Nippon Denko Company, Ltd.	14,000	127,406
Nippon Densetsu Kogyo Company, Ltd.	12,000	86,032
Nippon Denwa Shisetsu Company, Ltd.	10,000	29,570
Nippon Felt Company, Ltd.	5,000	28,424
Nippon Fine Chemical Company, Ltd.	6,000	43,341
Nippon Flour Mills Company, Ltd.	35,000	142,065
Nippon Gas Company, Ltd. (a)	5,000	46,852
Nippon Jogesuido Sekkei Company, Ltd.	28	24,927
Nippon Kanzai Company, Ltd. (a)	3,600	90,226
Nippon Kasei Chemical Company, Ltd.	16,000	29,267
Nippon Kinzoku Company, Ltd.	16,000	47,890
Nippon Koei Company, Ltd.	11,000	28,430
Nippon Konpo Unyu Soko Company, Ltd.	13,000	177,251
Nippon Koshuha Steel Company, Ltd. (a)	17,000	34,636
Nippon Light Metal Company, Ltd. (a)	108,000	166,706
Nippon Metal Industry Company, Ltd. (a)	17,000	62,054
Nippon Paint Company, Ltd.	33,000	127,983
Nippon Parking Development Company, Ltd. (a)	293	13,043
Nippon Pillar Packing Company, Ltd. (a)	4,000	24,393
Nippon Piston Ring Company, Ltd. (a)	13,000	20,331
Nippon Road Company, Ltd. (a)	15,000	22,269
Nippon Seiki Company, Ltd.	6,000	91,680
Nippon Sharyo, Ltd. (a)	36,000	71,468
Nippon Shinyaku Company, Ltd.	12,000	120,448
Nippon Signal Company, Ltd.	9,000	44,512
Nippon Soda Company, Ltd.	26,000	90,430
Nippon Steel Trading Company, Ltd. *	18,000	48,315
Nippon Suisan Kaisha, Ltd. * (a)	34,300	131,549
Nippon Synthetic Chemical Industry
Company, Ltd.	20,000	118,591
Nippon System Development Company, Ltd. (a)	7,200	101,148
Nippon Thompson Company, Ltd.	12,000	72,368
Nippon Valqua Industries, Ltd.	11,000	32,718
Nippon Yakin Kogyo Company, Ltd.	13,500	128,189
Nippon Yusoki Company, Ltd.	5,000	14,894
Nippon Zeon Company	10,000	48,722
Nipro Corp.	9,000	172,273
NIS Group Company, Ltd. * (a)	37,913	63,322
Nishimatsu Construction Company, Ltd. (a)	67,000	170,485
Nishimatsuya Chain Company, Ltd. (a)	5,800	55,517
Nishi-Nippon Railroad Company, Ltd. *	23,000	84,219
Nissan Shatai Company, Ltd.	17,000	145,247
Nissei Corp. (a)	6,000	63,489
Nissei Plastic Industrial Company, Ltd.	4,000	18,316
Nissen Company, Ltd.	5,300	35,850
Nissha Printing Company, Ltd.	3,000	126,454
Nisshin Fudosan Company, Ltd.	3,000	20,707
Nisshin Oillio Group, Ltd.	20,000	65,196

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nissin Corp.	11,000	$29,457
Nissin Sugar Manufacturing Company, Ltd.	12,000	27,712
Nissui Pharmaceutical Company, Ltd.	5,000	32,682
Nitta Corp.	4,500	69,506
Nittan Valve Company, Ltd.	4,000	21,297
Nittetsu Mining Company, Ltd.	17,000	111,925
Nitto Boseki Company, Ltd.	44,000	89,731
Nitto Kogyo Corp.	5,700	65,572
Nitto Kohki Company, Ltd.	3,700	81,312
Nitto Seiko Company, Ltd. * (a)	8,000	37,391
NIWS Company HQ, Ltd. (a)	124	3,764
NOF Corp.	26,000	101,619
Nohmi Bosai, Ltd.	13,000	86,311
Nomura Company, Ltd. (a)	6,000	22,163
Noritake Company, Ltd.	21,000	87,606
Noritsu Koki Company, Ltd. (a)	3,800	71,100
Noritz Corp. (a)	7,400	80,753
NS Solutions Corp.	5,000	142,264
Oenon Holdings, Inc.	9,000	16,903
Oiles Corp.	4,900	102,211
Oita Bank, Ltd.	27,000	173,085
Okabe Company, Ltd.	9,000	32,790
Okamoto Industries, Inc. (a)	11,000	36,276
Okamoto Machine Tool Works, Ltd.	7,000	17,123
Okamura Corp. (a)	13,000	98,743
Okasan Holdings, Inc. (a)	32,000	178,215
Oki Electric Industry Company, Ltd. * (a)	106,000	189,372
Okinawa Electric Power Company, Inc.	3,400	135,413
OKK Corp. (a)	10,000	21,561
Okumura Corp. (a)	23,000	98,349
Okura Industrial Company, Ltd.	8,000	19,076
Okuwa Company, Ltd.	7,000	79,859
Olympic Corp.	4,600	27,492
O-M, Ltd. (a)	8,000	62,585
OMC Card, Inc. * (a)	13,855	64,096
ONO Sokki Company, Ltd.	5,000	25,130
Onoken Company, Ltd.	3,000	39,075
Organo Corp.	5,000	45,784
Oriental Yeast Company, Ltd.	6,000	32,246
Origin Electric Company, Ltd.	6,000	33,360
Osaka Steel Company, Ltd.	8,400	115,176
Osaki Electric Company, Ltd.	4,000	17,649
OSG Corp. (a)	12,800	126,614
Oyo Corp.	7,000	70,465
Pacific Industrial Company, Ltd.	7,000	27,396
PanaHome Corp. (a)	16,000	102,622
Paramount Bed Company, Ltd. (a)	5,000	66,767
Parco Company, Ltd. (a)	10,000	121,694
Paris Miki, Inc. (a)	5,300	72,713
Park24 Company, Ltd. (a)	15,200	129,219
Pasona Group, Inc. * (a)	34	27,327
PCA Corp.	1,500	15,142
Penta-Ocean Construction Company, Ltd. * (a)	74,000	93,267
PIA Corp. *	2,600	44,306
Pigeon Corp.	2,800	44,076
Piolax, Inc.	1,800	37,831

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Press Kogyo Company, Ltd.	12,000	$46,830
Prima Meat Packers, Ltd. *	30,000	28,063
Raito Kogyo Company, Ltd.	9,900	24,881
Rasa Industries, Ltd. (a)	10,000	18,303
Renown, Inc. * (a)	8,000	31,559
Resort Solution Company, Ltd.	9,000	31,221
Resorttrust, Inc.	6,600	100,048
Rhythm Watch Company, Ltd. (a)	20,000	22,502
Ricoh Elemex Corp.	4,000	29,867
Ricoh Leasing Company, Ltd.	4,800	108,772
Right On Company, Ltd. (a)	3,900	34,218
Riken Corp.	16,000	65,941
Riken Keiki Company, Ltd.	4,000	27,354
Riken Technos Corp.	8,000	19,237
Riken Vitamin Company, Ltd.	2,000	65,227
Ringer Hut Company, Ltd. (a)	3,000	39,870
Risa Partners, Inc. * (a)	44	86,043
Rock Field Company, Ltd.	1,800	26,118
Rohto Pharmaceutical Company, Ltd. *	11,000	131,382
Roland Corp.	4,200	86,360
Royal Holdings Company, Ltd. (a)	6,000	60,995
Ryobi, Ltd. (a)	22,000	91,935
Ryoden Trading Company, Ltd.	10,000	68,028
Ryosan Company, Ltd.	9,200	219,656
Ryoshoku, Ltd. (a)	4,000	81,215
Ryoyo Electro Corp.	6,600	70,872
S Foods, Inc.	4,500	37,144
S Science Company, Ltd.	102,000	13,459
Sagami Chain Company, Ltd.	4,000	42,233
Sagami Railway Company, Ltd. *	29,000	111,797
Saibu Gas Company, Ltd.	54,000	120,005
Saizeriya Company, Ltd. (a)	6,400	61,965
Sakai Chemical Industry Company, Ltd.	18,000	72,356
Sakata INX Corp.	8,000	36,723
Sakata Seed Corp. (a)	8,000	101,486
Sala Corp. (a)	8,000	31,832
San-Ai Oil Company, Ltd.	19,000	71,804
Sanden Corp.	24,000	112,157
Sanei-International Company, Ltd.	1,300	19,084
Sankei Building Company, Ltd.	11,000	86,508
Sanken Electric Company, Ltd.	17,000	100,155
Sanki Engineering Company, Ltd. (a)	12,000	78,506
Sankyo Seiko Company, Ltd. (a)	7,000	19,959
Sankyo-Tateyama Holdings, Inc.	47,000	60,022
Sanoh Industrial Company, Ltd.	5,000	30,196
Sanrio Company, Ltd. (a)	12,100	105,140
Sanshin Electronics Company, Ltd.	5,000	56,790
Sanwa Shutter Corp.	28,000	135,917
Sanyo Chemical Industries, Ltd. (a)	16,000	83,370
Sanyo Denki Company, Ltd.	6,000	26,500
Sanyo Shokai, Ltd. (a)	18,000	94,504
Sanyo Special Steel Company, Ltd.	23,000	139,263
Sasebo Heavy Industries Company, Ltd.	18,000	71,817
Sato Corp.	2,500	29,461
Sato Shoji Corp.	3,000	21,460
Satori Electric Company, Ltd.	2,400	22,578

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Secom Techno Service Company, Ltd. (a)	2,000	$64,098
Seibu Electric Industry Company, Ltd.	3,000	12,218
Seijo Corp.	1,300	26,064
Seika Corp.	16,000	34,327
Seikagaku Corp.	7,600	80,668
Seiko Corp.	17,000	84,094
Seino Transportation Company, Ltd.	32,000	212,096
Seiren Company, Ltd.	12,700	84,964
Sekisui Jushi Corp.	7,000	58,339
Sekisui Plastics Company, Ltd.	21,000	57,749
Senko Company, Ltd.	12,000	40,678
Senshu Electric Company, Ltd.	1,500	25,098
Senshukai Company, Ltd. (a)	8,000	57,347
Shibaura Mechatronics Corp.	4,000	19,339
Shibusawa Warehouse Company, Ltd. (a)	10,000	62,231
Shibuya Kogyo Company, Ltd.	3,300	22,888
Shikibo, Ltd. (a)	20,000	25,640
Shikoku Bank, Ltd.	46,000	169,034
Shikoku Chemicals Corp.	6,000	28,128
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	37,909
Shimachu Company, Ltd.	5,200	134,427
Shimizu Bank, Ltd. (a)	1,800	78,205
Shin Nippon Air Technologies Company, Ltd.	4,500	22,349
Shinagawa Refractories Company, Ltd.	8,000	23,569
Shindengen Electric Manufacturing
Company, Ltd.	15,000	30,718
Shin-Etsu Polymer Company, Ltd.	7,000	44,274
Shinkawa, Ltd. (a)	3,500	46,546
Shin-Keisei Electric Railway Company, Ltd.	10,000	32,187
Shinki Company, Ltd. (a)	30,500	33,801
Shinko Electric Company, Ltd. (a)	12,000	38,402
Shinko Plantech Company, Ltd.	6,000	79,844
Shinko Shoji Company, Ltd.	3,000	30,587
Shin-Kobe Electric Machinery Company, Ltd.	7,000	31,810
Shinmaywa Industries, Ltd.	26,000	87,631
Shinnihon Corp.	8,000	18,054
Shinsho Corp.	13,000	36,886
Shinwa Kaiun Kaisha, Ltd.	14,000	91,702
Shiroki Corp. (a)	12,000	34,074
Shizuki Electric Company, Inc.	8,000	29,534
Shizuoka Gas Company, Ltd.	7,000	36,792
SHO-BOND Holdings Company, Ltd. * (a)	4,200	49,766
Shobunsha Publications, Inc. (a)	2,400	19,105
Shochiku Company, Ltd. (a)	18,000	118,870
Shoko Company, Ltd. (a)	20,000	24,190
Showa Aircraft Industry Company, Ltd.	3,000	29,253
Showa Corp. (a)	9,100	80,286
Showa KDE Company, Ltd.	10,000	12,920
Showa Sangyo Company, Ltd.	33,000	76,703
Siix Corp.	4,000	38,294
Silver Seiko, Ltd. * (a)	70,000	19,203
Sinanen Company, Ltd. (a)	19,000	77,144
Sintokogio, Ltd.	9,000	85,113
SKY Perfect JSAT Corp. *	128	37,836
SMK Corp.	14,000	82,401
Snow Brand Milk Products Company, Ltd. (a)	41,000	104,076

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
SNT Corp.	7,000	$42,923
Soda Nikka Company, Ltd.	4,000	15,331
Sodick Company, Ltd.	10,000	47,464
Soft99 Corp.	3,500	24,158
Sogo Medical Company, Ltd.	1,400	41,899
Sorun Corp.	4,700	26,865
Space Company, Ltd. (a)	4,200	34,944
SRA Holdings, Inc.	3,300	54,259
SSP Company, Ltd. (a)	16,000	73,700
ST Chemical Company, Ltd.	6,000	72,511
St. Marc Holdings Company, Ltd. (a)	1,000	31,831
Star Micronics Company, Ltd.	5,000	79,766
Starzen Company, Ltd.	14,000	31,834
Stella Chemifa Corp. (a)	1,000	23,793
Sugimoto & Company, Ltd.	2,000	24,498
Sumida Corp.	4,100	54,733
Suminoe Textile Company, Ltd.	11,000	22,533
Sumisho Computer Systems Corp. (a)	5,400	101,582
Sumitomo Coal Mining Company, Ltd. * (a)	20,000	16,123
Sumitomo Densetsu Company, Ltd.	12,700	53,215
Sumitomo Forestry Company, Ltd. * (a)	21,000	164,591
Sumitomo Light Metal Industries, Ltd. (a)	47,000	63,476
Sumitomo Mitsui Company, Ltd. * (a)	27,000	25,233
Sumitomo Osaka Cement Company, Ltd. (a)	71,000	144,475
Sumitomo Pipe & Tube Company, Ltd.	6,000	54,920
Sumitomo Precision Products Company, Ltd.	6,000	21,695
Sumitomo Real Estate Sales Company, Ltd. * (a)	1,340	56,501
Sumitomo Seika Chemicals Company, Ltd.	8,000	30,966
Sumitomo Warehouse Company(The), Ltd. *	31,952	154,112
Sun Wave Corp.	11,000	15,877
Sunx, Ltd.	5,400	28,727
Suruga Corp.	7,500	83,459
SWCC Showa Holdings Company, Ltd. (a)	58,000	83,962
SxL Corp. * (a)	25,000	13,209
T. Hasegawa Company, Ltd. (a)	6,900	118,388
T. Rad Company, Ltd.	11,000	62,577
Tachibana Eletech Company, Ltd.	4,000	30,885
Tachikawa Corp.	4,600	23,992
Tachi-S Company, Ltd.	8,300	74,026
Tadano, Ltd.	3,000	29,697
Taihei Dengyo Kaisha, Ltd.	11,000	88,873
Taihei Kogyo Company, Ltd. (a)	12,000	47,940
Taiho Kogyo Company, Ltd.	3,400	43,589
Taikisha, Ltd.	10,000	114,963
Taisei Rotec Corp.	18,000	23,236
Takagi Securities Company, Ltd.	15,000	35,337
Takamatsu Corp.	6,200	90,567
Takano Company, Ltd. (a)	2,000	19,319
Takaoka Electric Manufacturing Company, Ltd. (a)	18,000	22,396
Takara Holdings, Inc. (a)	26,000	157,757
Takara Printing Company, Ltd. (a)	3,300	26,976
Takara Standard Company, Ltd. (a)	26,000	111,065
Takasago International Corp.	16,000	126,476
Takasago Thermal Engineering Company, Ltd. (a)	12,000	90,524
Takiron Company, Ltd. (a)	10,000	23,689
Takuma Company, Ltd. (a)	14,000	32,137

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tamura Corp.	11,000	$39,637
Tamura Taiko Holdings, Inc. (a)	9,000	15,355
Tasaki Shinju Company, Ltd.	7,000	17,655
Tatsuta Electric Wire & Cable Company, Ltd.	12,000	29,458
Tayca Corp.	11,000	34,653
TBK Company, Ltd.	10,000	48,659
TCM Corp.	12,000	28,261
Teac Corp. * (a)	26,000	24,259
Techno Ryowa, Ltd. (a)	6,400	38,602
Tecmo, Ltd. (a)	5,300	66,253
Teikoku Electric Manufacturing Company, Ltd. (a)	2,000	35,858
Teikoku Piston Ring Company, Ltd.	3,000	29,522
Teikoku Sen-I Company, Ltd.	8,000	30,995
Teikoku Tsushin Kogyo Company, Ltd.	7,000	22,097
Tekken Corp.	19,000	19,311
Tenma Corp. (a)	5,000	73,485
The Fuji Fire and Marine Insurance Company,
Ltd. * (a)	31,000	87,320
The Hyakugo Bank, Ltd. *	47,282	268,438
The Nanto Bank, Ltd. *	34,000	150,895
The Pack Corp. *	3,300	46,788
The San-in Godo Bank, Ltd. *	33,000	267,280
Tigers Polymer Corp.	2,000	11,146
TIS, Inc.	6,500	118,899
TKC Corp. (a)	2,900	53,877
TOA Corp. *	29,000	23,482
TOA Oil Company, Ltd.	22,000	29,187
TOA Road Corp. (a)	15,000	18,345
Toagosei Company, Ltd.	44,000	150,501
Tobishima Corp. * (a)	38,500	13,468
Tobu Store Company, Ltd.	14,000	48,190
TOC Company, Ltd.	22,000	168,872
Tocalo Company, Ltd. (a)	2,000	34,694
Tochigi Bank, Ltd.	19,000	111,528
Toda Kogyo Corp.	9,000	32,380
Todentsu Corp. *	6,000	13,091
Toei Company, Ltd.	16,000	88,692
Toenec Corp.	14,000	64,739
Tohcello Company, Ltd.	4,000	22,655
Toho Bank, Ltd.	48,000	192,884
Toho Company, Ltd.	12,000	38,077
Toho Real Estate Company, Ltd.	6,000	39,412
Toho Zinc Company, Ltd. (a)	22,000	145,945
Tohoku Bank, Ltd.	15,000	25,322
Tohto Suisan Company, Ltd. *	15,000	27,145
Tokai Corp.	15,000	60,108
Tokai Tokyo Securities Co Ltd *	36,000	149,874
Tokimec, Inc.	13,000	33,380
Toko Electric Corp.	8,000	17,810
Toko, Inc. (a)	16,000	30,996
Tokushima Bank, Ltd.	19,000	104,774
Tokushu Tokai Holdings Company, Ltd. *	23,110	40,050
Tokyo Dome Corp. * (a)	31,000	149,832
Tokyo Electron Device, Ltd.	22	38,391
Tokyo Energy & Systems, Inc. (a)	9,000	52,609
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	23,763

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokyo Leasing Company, Ltd.	8,000	$84,445
Tokyo Ohka Kogyo Company, Ltd. (a)	5,900	125,743
Tokyo Rakutenchi Company, Ltd.	9,000	29,644
Tokyo Rope Manufacturing Company, Ltd. (a)	34,000	54,039
Tokyo Seimitsu Company, Ltd. (a)	4,100	75,172
Tokyo Style Company, Ltd. (a)	15,000	142,280
Tokyo Tekko Company, Ltd.	4,000	15,325
Tokyo Theatres Company, Inc. (a)	12,000	23,052
Tokyo Tomin Bank (The), Ltd. *	5,100	114,157
Tokyotokeiba Company, Ltd.	33,000	62,906
Tokyu Community Corp.	1,300	27,995
Tokyu Construction Company, Ltd. (a)	16,440	49,595
Tokyu Livable, Inc.	2,400	21,125
Tokyu Recreation Company, Ltd.	6,000	36,158
Tokyu Store Chain Company, Ltd.	8,000	34,849
Toli Corp.	10,000	19,039
Tomato Bank, Ltd.	27,000	60,980
Tomen Electronics Corp. (a)	2,200	24,399
Tomoe Corp. (a)	8,000	15,432
Tomoku Company, Ltd.	16,000	29,400
Tomy Company, Ltd. (a)	12,600	94,426
Tonami Transportation Company, Ltd.	11,000	27,330
Topcon Corp. * (a)	8,500	72,938
Toppan Forms Company, Ltd. *	12,500	133,096
Topre Corp.	9,000	82,691
Topy Industries, Ltd.	29,000	78,269
Tori Holdings Company, Ltd. (a)	73,000	10,400
Torigoe Company, Ltd.	5,000	33,109
Torii Pharmaceutical Company, Ltd. (a)	5,100	78,805
Torishima Pump Manufacturing Company, Ltd.	5,000	82,980
Toshiba Plant Systems & Services Corp.	16,000	140,145
Tosho Printing Company, Ltd.	9,000	20,086
Totetsu Kogyo Company, Ltd.	6,000	32,871
Tottori Bank, Ltd.	13,000	34,221
Touei Housing Corp. (a)	4,800	36,427
Towa Bank, Ltd. (a)	46,000	49,078
Towa Corp.	4,900	44,832
Towa Pharmaceutical Company, Ltd. (a)	1,600	73,214
Towa Real Estate Development
Company, Ltd. * (a)	15,000	20,805
Toyama Chemical Company, Ltd. *	12,000	98,327
Toyo Construction Company, Ltd. * (a)	26,000	17,507
Toyo Corp.	3,400	45,894
Toyo Electric Manufacturing Company, Ltd. (a)	6,000	15,244
Toyo Engineering Corp.	18,000	82,872
Toyo Ink Manufacturing Company, Ltd.	44,000	152,931
Toyo Kanetsu KK	30,000	68,650
Toyo Kohan Company, Ltd.	22,000	108,773
Toyo Machinery & Metal Company, Ltd. (a)	4,000	14,636
Toyo Securities Company, Ltd.	19,000	71,509
Toyo Tire & Rubber Company, Ltd. (a)	30,000	82,733
Toyo Wharf & Warehouse Company, Ltd. (a)	17,000	25,943
Toyobo Company, Ltd.	92,064	187,027
Trans Cosmos, Inc.	3,900	49,731
Trusco Nakayama Corp. (a)	5,800	87,951
Tsubakimoto Chain Company, Ltd.	23,000	143,975

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tsubakimoto Kogyo Company, Ltd.	10,000	$31,172
Tsudakoma Corp. (a)	20,000	45,178
Tsugami Corp. (a)	14,000	44,908
Tsukishima Kikai Company, Ltd. (a)	7,000	61,353
Tsumura & Company, Ltd. * (a)	6,400	131,968
Tsurumi Manufacturing Company, Ltd.	4,000	30,103
Tsutsumi Jewelry Company, Ltd.	3,000	59,978
TTK Company, Ltd.	6,000	35,438
TYK Corp.	8,000	15,940
Ube Material Industries, Ltd.	12,000	34,103
Uchida Yoko Company, Ltd.	8,000	33,937
Unicharm Petcare Corp.	2,000	113,545
Uniden Corp. (a)	12,000	74,571
Unimat Life Corp.	2,800	32,214
Union Tool Company, Ltd. (a)	1,700	60,612
Unitika, Ltd. (a)	73,000	72,243
U-Shin, Ltd. (a)	5,000	22,752
Valor Company, Ltd.	6,000	62,891
Venture Link Company, Ltd. * (a)	9,800	11,047
Victor Company of Japan, Ltd. * (a)	51,000	94,920
Vital-Net, Inc.	6,500	41,557
Wakachiku Construction Company, Ltd.	17,000	12,770
Warabeya Nichiyo Company, Ltd.	2,500	30,755
Watabe Wedding Corp.	2,000	22,871
Watami Company, Ltd. (a)	3,000	46,407
Wood One Company, Ltd. (a)	6,000	35,465
Xebio Company, Ltd. *	3,400	71,598
Yahagi Construction Company, Ltd.	8,000	31,090
Yaizu Suisankagaku Industry Company, Ltd.	2,700	27,562
Yamagata Bank, Ltd.	27,000	149,190
Yamaichi Electronics Company, Ltd.	3,100	14,830
Yamanashi Chuo Bank, Ltd. *	30,686	176,508
Yamatane Corp.	20,000	21,869
Yamazen Corp.	6,000	22,492
Yaoko Company, Ltd.	1,900	53,541
Yasuda Warehouse Company, Ltd.	4,000	35,826
Yellow Hat, Ltd.	3,600	20,707
Yodogawa Steel Works, Ltd.	30,000	152,794
Yokogawa Bridge Corp.	9,000	38,080
Yokohama Reito Company, Ltd.	10,000	71,731
Yokowo Company, Ltd. (a)	2,800	18,756
Yomeishu Seizo Company, Ltd.	2,000	20,799
Yomiuri Land Company, Ltd. (a)	6,000	21,074
Yondenko Corp.	7,000	34,638
Yonekyu Corp.	3,500	31,751
Yorozu Corp. (a)	3,000	43,530
Yoshimoto Kogyo Company, Ltd.	4,000	49,453
Yoshinoya D&C Company, Ltd. (a)	78	130,111
Yuasa Funashoku Company, Ltd. *	4,000	11,284
Yuasa Trading Company, Ltd.	35,000	41,166
Yuken Kogyo Company, Ltd.	14,000	46,108
Yukiguni Maitake Company, Ltd.	8,500	29,583
Yuraku Real Estate Company, Ltd.	13,000	39,648
Yurtec Corp.	15,000	76,980
Yushiro Chemical Industry Company, Ltd. (a)	2,000	33,601
Zenrin Company, Ltd. (a)	5,000	120,745

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Zensho Company, Ltd.	12,200	$84,779
Zeria Pharmaceutical Company, Ltd. (a)	5,000	48,412
Zuken, Inc.	3,800	35,028

		59,834,956
Luxembourg - 0.06%
Thiel Logistik AG *	55,482	167,455

Netherlands - 2.65%
Aalberts Industries NV	64,768	1,252,789
Accell Group NV (a)	891	35,105
Arcadis NV	2,012	123,442
ASM International NV	7,635	149,312
BE Semiconductor Industries NV *	1,750	8,607
Beter Bed Holding NV	1,579	36,710
Brunel International NV	1,093	25,953
Crucell NV, ADR * (a)	4,400	61,204
Draka Holding NV	2,922	84,078
Eriks Group NV (a)	3,577	253,233
Exact Holdings NV	1,381	56,873
Fornix Biosciences NV	1,231	35,895
Gamma Holding NV	586	39,027
Grontmij NV	1,015	34,179
Heijmans NV	3,315	121,542
Hunter Douglas NV	2,046	118,803
ICT Automatisering NV	1,167	16,446
Imtech NV	47,994	1,134,945
InnoConcepts NV	1,889	34,612
KAS Bank NV	3,349	130,627
Kendrion NV *	3,294	80,535
Koninklijke BAM Groep NV	16,719	366,635
Koninklijke Ten Cate NV	3,898	131,701
Koninklijke Vopak NV	4,451	231,774
Laurus NV * (a)	6,829	43,983
Macintosh Retail Group NV	3,032	84,558
Nutreco Holding NV	6,036	429,393
Oce NV	17,667	327,644
OPG Groep NV	23,944	716,605
Ordina NV	6,051	86,379
Samas NV * (a)	11,681	76,090
Sligro Food Group NV	2,182	80,024
Smit Internationale NV	1,764	164,017
Tele Atlas NV *	2,100	89,154
Telegraaf Media Groep NV (a)	5,688	206,084
TKH Group NV	3,588	76,865
Unit 4 Agresso NV	1,972	54,946
USG People NV	1,680	37,781
Van der Moolen Holding NV * (a)	13,465	51,167

		7,088,717
New Zealand - 0.48%
Ebos Group, Ltd.	2,867	11,993
Fisher & Paykel Appliances Holdings, Ltd. (a)	39,128	80,356
Fisher & Paykel Healthcare Corp.	84,352	177,066
Freightways, Ltd.	20,218	54,351
Hallenstein Glasson Holdings, Ltd.	5,755	18,236
Hellaby Holdings, Ltd.	11,832	20,470
Infratil, Ltd. - Partly Paid	13,191	14,555

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

New Zealand (continued)
Infratil, Ltd. (a)	65,958	$122,893
Mainfreight, Ltd.	12,437	64,947
New Zealand Exchange, Ltd.	2,000	11,462
New Zealand Oil & Gas, Ltd. *	70,331	73,371
New Zealand Refining Company, Ltd.	22,415	134,192
Nuplex Industries, Ltd.	16,317	80,135
PGG Wrightson, Ltd.	35,557	59,828
Port of Tauranga, Ltd.	12,311	64,331
Pumpkin Patch, Ltd. (a)	30,500	45,638
Ryman Healthcare, Ltd. (a)	122,620	169,190
Sanford, Ltd.	3,021	9,272
Steel & Tube Holdings, Ltd.	7,400	18,846
Tower, Ltd.	38,961	63,705

		1,294,837
Norway - 1.02%
Acta Holding ASA (a)	30,000	103,560
Aker Yards AS *	12,842	114,050
Aktiv Kapital ASA *	5,600	93,326
Blom ASA *	3,800	46,133
Bonheur ASA *	1,450	66,470
BW Gas ASA	7,100	65,882
Camillo Eitzen & Company ASA *	5,800	69,037
CorrOcean ASA *	34,000	38,693
Det Norske Oljeselskapb ASA *	104,000	134,398
DOF ASA	5,500	55,383
EDB Business Partner ASA	4,400	29,357
Ekornes ASA	3,800	68,502
Eltek ASA *	9,400	43,075
Ementor ASA *	5,653	37,471
Farstad Shipping ASA (a)	4,000	106,436
Ganger Rolf ASA	3,600	145,334
Kongsberg Gruppen ASA	1,600	103,745
Leroy Seafood Group ASA	7,900	163,862
Norse Energy Corp. ASA *	62,000	55,610
Norwegian Air Shuttle ASA * (a)	1,800	41,400
Ocean Rig ASA *	28,500	217,814
Odfjell ASA	2,400	36,849
Petrolia Drilling ASA *	90,000	34,528
Sevan Marine ASA *	19,213	244,304
Solstad Offshore ASA	2,200	60,394
Sparebanken Midt-Norge	12,900	148,269
Tomra Systems ASA	15,121	102,912
TTS Marine ASA	3,000	47,640
Veidekke ASA	15,300	136,237
Wilhelm Wilhelmsen ASA *	3,050	109,828

		2,720,499
Portugal - 0.29%
Finibanco Holding SGPS SA	4,000	17,831
Impresa, SGPS SA *	13,900	32,488
Mota Engil, SGPS SA	22,595	154,779
Novabase SGPS SA *	7,943	36,917
Pararede SGPS SA *	195,550	53,438
SAG GEST-Solucoes Automovel Globais
SGPS SA	9,334	27,809
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	14,519	177,167

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Portugal (continued)
Sonae Industria, SGPS SA *	21,800	$156,439
Sonaecom, SGPS SA *	22,954	81,927
Teixeira Duarte-Engenharia & Construcoes SA	18,893	42,985

		781,780
Singapore - 1.49%
Asia Food & Properties, Ltd. *	308,000	165,129
Beyonics Technology, Ltd.	178,000	34,390
Bonvests Holdings, Ltd.	56,400	46,076
Bukit Sembawang Estates, Ltd.	12,000	78,699
Cerebos Pacific, Ltd.	22,000	61,868
CH Offshore, Ltd.	136,000	56,267
Chartered Semiconductor Manufacturing,
Ltd., ADR * (a)	7,600	39,976
Chartered Semiconductor Manufacturing, Ltd. * (a)	119,000	61,365
China Merchants Holdings Pacific, Ltd.	70,000	44,897
Chuan Hup Holdings, Ltd. (a)	192,000	49,661
Creative Technology, Ltd.	15,150	79,277
CSE Global, Ltd.	57,000	40,340
Delong Holdings, Ltd.	45,500	107,291
Ezra Holdings Pte, Ltd.	82,000	136,177
FJ Benjamin Holdings, Ltd. * (a)	66,000	24,534
Food Empire Holdings, Ltd.	44,000	24,071
Fu Yu Corp., Ltd. * (a)	220,000	24,028
Goodpack, Ltd. * (a)	28,000	31,936
Hi-P International, Ltd. (a)	80,000	29,485
Ho Bee Investment, Ltd.	45,000	38,635
Hong Fok Corp., Ltd. *	74,800	57,037
Hong Leong Asia, Ltd.	43,000	90,803
Hotel Plaza, Ltd.	60,000	78,045
Hotel Properties, Ltd. *	67,100	152,446
HTL International Holdings, Ltd.	57,000	16,444
Hwa Hong Corp., Ltd.	92,000	42,987
Hyflux, Ltd. (a)	31,000	72,195
Innotek, Ltd. * (a)	65,000	38,442
Jaya Holdings, Ltd.	56,000	52,412
Jurong Technologies Industrial Corp., Ltd. (a)	83,200	20,874
K1 Ventures, Ltd. *	374,000	51,672
Keppel Telecommunications & Transportation
Company, Ltd.	47,000	163,208
Kim Eng Holdings, Ltd.	51,000	79,822
KS Energy Services Ltd *	22,000	36,132
MediaRing, Ltd. * (a)	145,000	12,665
Metro Holdings, Ltd.	81,000	45,809
MFS Technology, Ltd.	56,000	11,843
Midas Holdings, Ltd.	77,000	61,735
MobileOne, Ltd.	59,000	84,368
NatSteel, Ltd.	41,000	42,179
Orchard Parade Holdings, Ltd. *	70,000	58,784
Osim International, Ltd. (a)	81,000	21,843
Petra Foods, Ltd.	46,000	40,534
Robinson & Company, Ltd.	13,000	62,106
SBS Transit, Ltd.	29,500	51,944
SC Global Developments, Ltd. * (a)	26,000	32,319
Sim Lian Group, Ltd.	42,000	16,708
Singapore Food Industries, Ltd.	68,000	38,096
Singapore Post, Ltd.	178,000	141,192

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Singapore Shipping Corp., Ltd. * (a)	90,000	$25,223
Sinomem Technology, Ltd. * (a)	76,000	44,621
SMRT Corp., Ltd. (a)	104,000	129,587
SP Chemicals, Ltd.	49,000	26,552
Straits Trading Company, Ltd.	39,000	187,879
Sunningdale Tech, Ltd.	200,000	27,431
Tat Hong Holdings, Ltd.	52,000	79,961
The Ascott Group, Ltd.	74,000	90,563
TT International, Ltd. *	190,000	18,005
Unisteel Technology, Ltd.	31,250	31,098
United Engineers, Ltd.	25,000	68,132
UOB-Kay Hian Holdings, Ltd.	75,000	108,024
WBL Corp., Ltd. (a)	30,000	101,712
Wheelock Properties (S), Ltd. *	50,000	66,864
Wing Tai Holdings, Ltd. (a)	86,300	130,199

		3,984,597
South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	1,112	0

Spain - 1.93%
Abengoa SA (a)	4,647	158,784
Adolfo Dominguez SA (a)	1,580	51,669
Amper SA	3,877	66,399
Antena 3 de Television SA	16,040	220,782
Avanzit SA *	25,467	93,642
Banco Guipuzcoano SA (a)	19,348	311,803
Baron de Ley SA *	1,392	102,263
Campofrio Alimentacion SA *	2,450	36,526
Cementos Portland Valderrivas SA	1,442	137,481
Construcciones & Auxiliar de Ferrocarriles SA	288	123,351
Corporacion Dermoestetica SA *	3,631	34,240
Duro Felguera SA	7,697	89,288
Ebro Puleva SA	9,321	175,307
Electrificaciones del Norte SA	5,639	267,516
FAES FARMA SA (a)	12,406	177,810
Grupo Empresarial Ence SA	24,660	212,340
Iberpapel Gestion SA	2,124	46,634
La Seda de Barcelona SA (a)	127,228	229,317
Mecalux SA * (a)	3,385	108,510
Miquel y Costas SA (a)	1,148	25,964
Natra SA	4,190	51,162
Natraceutical SA *	49,023	57,493
NH Hoteles SA *	10,996	150,656
Obrascon Huarte Lain SA	7,972	266,795
Papeles & Cartones de Europa SA *	4,626	41,507
Pescanova SA	1,698	87,211
Promotora de Informaciones SA	15,783	219,417
Prosegur Cia de Seguridad SA	3,560	136,073
Service Point Solutions SA	11,008	38,493
Service Point Solutions SA	366	1,300
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA * (a)	11,739	42,711
Sol Melia SA (a)	12,473	187,185
SOS Cuetara SA (a)	8,556	186,952
Tecnocom, Telecomunicaciones & Energia SA * (a)	8,629	43,226
Tubacex SA	31,018	289,299

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Tubos Reunidos SA (a)	18,570	$114,505
Unipapel SA *	1,247	28,653
Urbas Proyectos Urbanisticos SA *	10,449	8,310
Vertice Trescientos Sesenta Grados * (a)	1,265	3,188
Vidrala SA	4,238	130,236
Viscofan SA	11,089	235,845
Zeltia SA * (a)	26,133	173,365

		5,163,208
Sweden - 1.73%
Acando AB, Series B * (a)	14,000	28,677
Active Biotech AB *	4,200	41,329
AddTech AB, Series B	3,800	83,716
Angpanneforeningen AB, Series B	2,000	46,914
Axfood AB (a)	5,750	200,152
Axis Communications AB	9,900	178,426
Bergman & Beving AB, Series B	5,500	154,319
Bilia AB, Series A (a)	5,300	79,248
Billerud Aktibolag AB	11,500	130,487
Biotage AB *	25,000	38,603
Bong Ljungdahl AB, Series B	4,000	25,711
Cardo AB (a)	5,000	136,855
Clas Ohlson AB, Series B	2,250	44,456
Cloetta Fazer AB	2,050	74,795
Concordia Maritime AB, Series B	6,500	24,571
D. Carnegie & Company AB	52,789	906,441
Elekta AB, Series B	6,000	109,494
Eniro AB	19,745	148,719
Gunnebo AB (a)	5,274	52,839
Haldex AB	3,300	58,615
HIQ International AB	3,000	14,987
Hoganas AB, Series B	7,400	158,030
IBS AB, Series B *	17,000	36,427
Industrial & Financial Systems AB *	56,000	54,951
JM AB	13,867	295,733
Lagercrantz AB	4,000	19,428
Micronic Laser Systems AB *	7,700	36,120
Munters AB *	4,950	49,498
New Wave Group AB, Series B	6,000	47,801
Nibe Industrier AB, Series B	10,200	97,661
Nobia AB	29,100	246,806
Nolato AB, Series B	3,400	30,745
Obsever AB *	18,200	49,520
OEM International AB, Series B *	2,700	19,635
Peab AB, Series B	17,600	173,742
Peab Industri AB *	8,800	86,399
Proffice AB *	10,000	29,924
Q-Med AB	14,300	110,853
Rederi AB Transatlantic, Series B	9,000	63,889
RNB Retail & Brands AB (a)	20,600	137,987
Skanditek Industriforvaltning AB	9,500	36,473
SkiStar AB, Series B	5,100	83,187
Studsvik AB	1,200	21,827
Sweco AB, Series B *	13,000	116,219
Teleca AB, Series B *	14,200	28,676

		4,610,885

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland - 3.92%
AFG Arbonia-Forster Holding AG (a)	394	$134,241
Allreal Holding AG	947	124,412
Also Holding AG	779	47,115
Ascom Holding AG *	5,820	67,149
Bank Coop AG	1,189	91,189
Bank Sarasin & Compagnie AG, Series B	41	183,872
Basilea Pharmaceutica AG *	907	173,542
Belimo Holding AG	55	61,144
Berner Kantonalbank * (a)	1,072	238,079
Bobst Group AG	1,033	73,781
Bucher Industries AG	1,062	269,410
Charles Voegele Holding AG *	553	49,279
Conzzeta Holding AG	51	126,074
Cytos Biotechnology AG *	528	37,018
Daetwyler Holding AG	2,100	149,758
Dufry Group	1,078	93,141
Emmi AG	663	95,634
Energiedienst Holding AG *	222	144,756
Flughafen Zuerich AG	524	219,210
Forbo Holding AG *	319	159,835
Galenica Holding AG	589	226,298
Georg Fischer AG *	439	219,029
Gurit Heberlein AG	475	362,748
Helvetia Patria Holding AG	913	347,063
Hiestand Holding AG, Series A (a)	37	63,759
Industrieholding Cham AG *	133	47,610
Jelmoli Holding AG	51	130,395
Kaba Holding AG, Series B	351	112,348
Komax Holding AG *	334	47,363
Kudelski SA	1,673	21,955
Kuoni Reisen Holding AG, Series B	3,158	1,480,597
LEM Holding SA (a)	350	89,247
Luzerner Kantonalbank	435	110,809
Medisize Holding AG	3,598	282,894
Mobilezone Holding AG	8,109	52,936
Phoenix Mecano AG	185	93,756
Precious Woods Holding AG *	459	52,136
PubliGroupe SA	373	118,526
Rieter Holding AG	1,205	486,087
Romande Energie Holding SA *	57	132,286
Schulthess Group AG	483	35,999
Schweiter Technologies AG *	163	62,368
Schweizerhall Holding AG *	349	57,407
Schweizerische
National-Versicherungs-Gesellschaft AG	66	51,551
SEZ Holding AG	2,074	71,591
Sia Abrasives Holding AG	134	50,864
Siegfried Holding AG *	335	49,504
St. Galler Kantonalbank *	320	149,547
Swissfirst AG	465	34,221
Swisslog Holding AG *	37,946	41,727
Swissquote Group Holding SA *	1,660	89,112
Tamedia AG	447	54,499
Tecan Group AG *	2,047	117,098
Temenos Group AG *	3,887	97,286
Valiant Holding AG *	5,783	1,035,309

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Valora Holding AG	858	$199,592
Verwaltungs & Privat Bank AG	5,047	956,358
Vontobel Holding AG (a)	2,200	77,789
Ypsomed Holding AG * (a)	633	54,580
Zehnder Group AG	27	35,760
Zuger Kantonalbank	35	124,372

		10,463,015
United Kingdom - 18.07%
A.G. Barr PLC	2,441	57,462
Abacus Group PLC	13,889	13,589
Abbot Group PLC	38,594	296,053
Aberdeen Asset Management PLC	118,701	314,025
Acal PLC	5,883	19,009
AEA Technology PLC *	18,852	29,669
Aegis Group PLC	35,913	79,330
Aga Foodservice Group PLC	22,290	135,820
Aggreko PLC	98,123	1,138,902
Alexon Group PLC *	6,881	13,434
Alizyme PLC *	58,896	46,135
Alphameric PLC *	33,484	14,801
Amlin PLC * (a)	87,115	476,176
Anglo Pacific Group PLC	14,049	42,754
Anite Group PLC	41,216	35,066
Antisoma PLC *	137,552	75,533
ARC International PLC *	45,915	22,939
Arena Leisure PLC	50,686	51,869
Aricom PLC *	147,025	229,887
Arm Holdings PLC, ADR	47,450	255,755
Arriva PLC	35,959	484,158
Ashtead Group PLC	106,406	160,158
Autonomy Corp. PLC *	36,311	675,429
Aveva Group PLC	7,896	154,030
Avis Europe PLC *	65,846	35,135
Avon Rubber PLC	11,107	23,117
Axis-Shield PLC *	6,029	31,466
Axon Group PLC	13,826	153,207
Babcock International Group PLC	32,683	366,107
BBA Aviation PLC	68,439	249,017
Beazley Group PLC	59,494	189,906
Bellway PLC	11,266	177,326
Benfield Group, Ltd.	25,372	134,496
Bespak PLC	7,040	80,156
BICC PLC	49,833	437,265
Biocompatibles International PLC *	10,935	32,269
Blacks Leisure Group PLC	5,193	18,229
Blinkx PLC *	34,951	12,264
Bloomsbury Publishing PLC	15,244	49,139
Bodycote International PLC	295,612	1,094,323
Bovis Homes Group PLC	24,215	278,396
BPP Holdings PLC	5,823	62,250
Brammer PLC	5,727	30,297
Brewin Dolphin Holdings PLC	36,061	113,369
Brit Insurance Holdings PLC	63,981	293,984
British Polythene Industries PLC	4,400	24,218
Britvic PLC	18,158	119,399
BSS Group PLC	20,868	149,499

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Business Post Group PLC	6,109	$38,980
Capital & Regional PLC	14,846	150,289
Care UK PLC	6,169	53,358
Carillion PLC	65,603	484,515
Carpetright PLC	6,062	86,805
Castings PLC	6,764	38,529
Catlin Group, Ltd.	24,059	180,714
Centaur Media PLC	37,860	65,754
Charles Stanley Group PLC	5,789	26,658
Charles Taylor Consulting PLC	5,241	30,045
Charter PLC *	22,903	373,334
Chemring Group PLC	7,531	365,316
Chime Communications PLC	25,000	16,347
Chloride Group PLC	46,548	165,398
Chrysalis Group PLC *	7,473	19,267
Clarkson PLC	2,080	35,854
Clinton Cards PLC	33,476	36,818
Colt Telecom Group PLC *	15,623	50,806
Communisis PLC	29,820	41,418
Computacenter PLC	23,039	81,908
Corin Group PLC	4,524	50,319
Costain Group PLC *	147,453	62,652
Cranswick PLC	9,285	100,033
Creston PLC	10,587	14,452
Croda International PLC	20,057	240,099
CSR PLC *	11,810	74,543
D.S. Smith PLC	179,314	561,511
Dairy Crest Group PLC	26,977	281,611
Dana Petroleum PLC *	13,920	366,425
Davis Service Group PLC	30,431	301,147
Dawson Holdings PLC	18,937	36,406
De La Rue PLC	25,355	453,593
Dechra Pharmaceuticals PLC	20,895	160,893
Dechra Pharmaceuticals PLC *	4,597	7,581
Delta PLC	30,141	61,828
Detica Group PLC	21,459	105,561
Development Securities PLC	9,003	85,968
Devro PLC	33,835	54,458
Dicom Group PLC	14,754	55,105
Dignity PLC	11,020	158,965
Diploma PLC	14,595	47,384
Domino Printing Sciences PLC	29,115	176,182
DTZ Holdings PLC	19,551	89,204
E2V Technologies PLC	10,056	48,403
Electrocomponents PLC	133,547	464,778
Elementis PLC	72,963	111,103
EMAP PLC (a)	34,912	637,349
Emerald Energy PLC *	6,316	30,002
Ennstone PLC	77,985	45,973
Enodis PLC	69,220	220,753
Entertainment Rights PLC *	92,761	21,093
Euromoney Institutional Investor PLC	19,007	134,065
Evolution Group PLC	41,382	95,184
Expro International Group PLC	19,421	482,323
F&C Asset Management PLC	110,863	385,538
Fenner PLC	23,357	119,269

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Filtrona PLC	35,950	$134,632
Filtronic PLC *	7,589	25,855
Findel PLC	15,671	159,369
FKI PLC	82,889	119,194
Forth Ports PLC	6,238	242,056
Fortune Oil PLC *	359,509	51,434
Foseco PLC	9,846	56,447
French Connection Group PLC	17,888	35,044
Fuller Smith & Turner PLC	4,822	55,101
Future PLC	44,714	27,543
Galiform PLC *	112,844	183,656
Galliford Try PLC	63,253	86,934
Game Group PLC	182,118	671,020
GCAP Media PLC	28,992	109,429
Go-Ahead Group PLC	5,963	211,997
Greene King PLC	23,487	302,157
Greggs PLC	1,277	109,460
Halfords Group PLC	37,576	209,328
Halma PLC	89,053	366,621
Headlam Group PLC	15,591	120,512
Helical Bar PLC	17,052	123,705
Helphire PLC	23,424	79,556
Henderson Group PLC	123,204	246,927
Henry Boot PLC	22,990	63,489
Highway Insurance Holdings PLC	55,651	83,124
Hikma Pharmaceuticals PLC	15,114	148,529
Hill & Smith Holdings PLC	19,511	127,365
Hiscox PLC	54,162	294,169
HMV Group PLC	68,817	172,066
Hogg Robinson Group PLC	39,788	46,000
Holidaybreak PLC	5,973	69,477
Homeserve PLC	57,619	2,253,237
Hunting PLC	24,225	370,693
Huntsworth PLC	20,523	29,558
Hyder Consulting PLC	4,784	40,263
IG Group Holdings PLC	50,004	345,336
Imagination Technologies Group PLC *	26,486	50,054
IMI PLC	46,754	357,749
Innovation Group PLC	119,179	76,133
Intec Telecom Systems PLC *	40,144	34,582
Intermediate Capital Group PLC	12,125	358,782
International Personal Finance PLC	22,904	92,586
Interserve PLC	17,157	145,613
Intertek Group PLC	26,185	464,486
ITE Group PLC	44,002	130,597
J.D. Wetherspoon PLC	24,171	146,563
James Fisher & Sons PLC	11,043	130,857
Jardine Lloyd Thompson Group PLC	17,641	125,892
JJB Sports PLC	47,024	113,585
JKX Oil & Gas PLC	56,800	518,042
Johnson Service Group PLC	10,919	5,905
Johnston Press PLC	45,952	174,978
Keller Group PLC	10,102	119,007
Kesa Electricals PLC	85,650	361,842
Kier Group PLC	2,616	72,179
Kiln PLC	63,629	187,380

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Kingston Communications PLC	123,424	$106,540
Laird Group PLC	31,885	313,146
Laura Ashley Holdings PLC	68,094	29,614
Lavendon Group PLC *	4,967	36,297
Liontrust Asset Management PLC	5,127	27,812
Logicacmg PLC	241,627	443,835
Lookers PLC	35,795	65,265
Low & Bonar PLC	45,266	106,021
Luminar Group Holdings PLC	14,299	99,394
M.J. Gleeson Group PLC	11,305	54,811
Management Consulting Group PLC	104,375	78,496
Marshalls PLC	30,257	159,719
Marston's PLC	71,152	338,687
Marylebone Warwick Balfour Group PLC *	24,660	82,961
McBride PLC	26,220	48,838
Melrose Resources PLC	17,369	125,973
Metalrax Group PLC	29,412	17,227
Mice Group PLC *	64,572	0
Micro Focus International PLC	9,800	38,937
Minerva PLC *	29,079	75,476
Misys PLC	85,011	250,352
Mitie Group PLC	47,278	240,918
Morgan Crucible Company PLC	40,098	164,690
Morgan Sindall PLC	13,744	295,845
Morse PLC	17,420	18,838
Mothercare PLC	12,706	104,547
Mouchel Parkman PLC	22,298	181,311
N. Brown Group PLC	43,978	217,385
National Express Group PLC	18,307	409,560
Nord Anglia Education PLC *	6,519	35,835
Northern Foods PLC	47,494	84,742
Northgate Information Solutions PLC	106,937	199,723
Northgate PLC	13,517	177,167
Northumbrian Water Group PLC	65,840	456,314
Novae Group PLC *	167,663	115,271
Oxford Biomedica PLC *	90,000	47,109
Pace Micro Technology PLC *	44,430	80,560
Paypoint PLC	5,867	70,313
Pendragon PLC	119,021	79,270
Photo-Me International PLC	22,753	15,259
Pinewood Shepperton PLC	8,060	34,184
Premier Foods PLC	111,705	202,588
Premier Oil PLC *	19,397	533,123
Protherics PLC *	31,033	34,342
Provident Financial PLC	23,939	379,263
Psion PLC	17,318	35,919
PZ Cussons PLC	32,680	114,740
Qinetiq PLC	50,334	196,742
QXL Ricardo PLC *	4,040	143,635
Rathbone Brothers PLC	7,195	137,602
Raymarine PLC	13,480	72,627
Redrow PLC	32,950	199,146
Regent Inns PLC *	12,166	4,110
Regus Group PLC	198,278	331,726
Renishaw PLC	9,048	124,327
Rensburg Sheppards PLC	4,945	59,786

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Restaurant Group PLC	25,822	$73,791
Rightmove PLC *	4,832	47,753
RM PLC	11,530	49,838
Robert Walters PLC	17,416	53,382
Robert Wiseman Dairies PLC	9,457	91,382
ROK PLC	20,480	44,551
Rotork PLC	15,924	312,073
Royalblue Group PLC	5,476	100,529
RPC Group PLC	19,627	77,512
RPS Group PLC	47,731	279,917
Salamander Energy PLC *	7,441	43,312
Savills PLC	18,273	123,013
SCI Entertainment Group PLC *	12,995	10,046
SDL PLC *	10,750	61,291
Senior PLC	136,652	268,173
Severfield Rowen PLC	13,069	80,739
Shanks Group PLC	42,010	190,424
Shore Capital Group PLC	82,607	62,648
SIG PLC	15,668	257,797
Signet Group PLC	33,412	40,281
Skyepharma PLC *	127,235	32,127
SMG PLC *	31,166	8,515
Smiths News PLC	27,259	54,550
Soco International PLC *	11,357	436,555
Spectris PLC	17,256	267,788
Speedy Hire PLC	4,678	73,166
Spirax-Sarco Engineering PLC	28,330	526,653
Spirent Communications PLC, ADR *	1,208	5,496
Spirent Communications PLC *	107,904	123,937
Sportech PLC *	11,390	18,502
Spring Group PLC	29,466	29,132
SSL International PLC	42,217	407,619
St James's Place PLC *	7,020	36,774
St. Ives Group PLC	24,755	124,971
St. Modwen Properties PLC	23,243	223,749
Stagecoach Group PLC	78,051	387,124
Sthree PLC	11,298	50,299
Taylor Nelson Sofres PLC	63,309	231,879
TDG PLC	11,424	55,882
Ted Baker PLC	4,286	39,822
Thorntons PLC	10,805	34,644
Thus Group PLC *	17,980	41,927
Tomkins PLC, SADR	13,700	184,813
Topps Tiles PLC	25,009	63,017
Town Centre Securities PLC	11,969	69,714
Travis Perkins PLC	19,135	409,061
TT electronics PLC	25,281	47,201
Tullett Prebon PLC	13,971	139,305
UK Coal PLC *	38,818	351,663
Ultra Electronics Holdings PLC	10,008	237,208
Umeco PLC	8,762	97,763
Uniq PLC	31,252	81,929
United Business Media PLC	41,890	441,320
UTV Media PLC	5,622	28,375
Vanco PLC * (a)	9,115	15,023
Venture Production PLC	18,606	264,869

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Vernalis PLC *	62,378	$11,341
Victrex PLC	29,565	435,565
Vislink PLC	22,958	24,130
Vitec Group PLC	8,660	85,950
VT Group PLC	25,669	337,253
W.S. Atkins PLC	20,825	453,478
Wagon PLC	23,762	14,873
Weir Group PLC	33,017	505,128
WH Smith PLC	24,680	182,534
Whatman PLC	50,013	265,001
White Young Green PLC	8,638	59,249
William Hill PLC	14,619	108,731
Wilmington Group PLC	8,311	32,963
Wincanton PLC	21,560	154,789
Wolfson Microelectronics PLC *	17,835	48,274
Woolworths Group PLC	94,167	20,041
WSP Group PLC	9,127	98,087
Xaar PLC	8,223	25,816
Yule Catto & Company PLC	83,739	281,809
Zetex PLC	22,571	23,787

		48,276,319

TOTAL COMMON STOCKS (Cost $273,587,143)		$266,118,940

PREFERRED STOCKS - 0.03%

Australia - 0.03%
Village Roadshow, Ltd. (a)	33,387	83,043

TOTAL PREFERRED STOCKS (Cost $81,757)		$83,043

WARRANTS - 0.00%

Hong Kong - 0.00%
Asia Standard International Group, Ltd.
(Expiration Date 09/06/2008, Strike
Price HKD 0.179) *	312,262	0
Champion Technology Holdings, Ltd.
(Expiration Date 04/16/2009, Strike
Price HKD 1.60) *	61,887	0
Kantone Holdings, Ltd.
(Expiration Date 01/08/09, Strike Price
HKD 0.81) *	129,806	1,385
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/28/2010, Strike
Price HKD 6.00) *	9,300	3,346
Paliburg Holdings, Ltd.
(Expiration Date: 11/08/2010, Strike
Price HKD 0.21) *	148,200	229

		4,960
New Zealand - 0.00%
Infratil, Ltd.
(Expiration Date 06/29/2012, Strike
Price NZD 4.12) *	6,595	2,004
New Zealand Oil & Gas, Ltd.
(Expiration Date 06/30/2008, Strike
Price NZD 1.50) *	6,394	337

		2,341

TOTAL WARRANTS (Cost $0)		$7,301

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.02%

Australia - 0.02%
Hastie Group, Ltd. (Expiration Date 03/19/08,
Strike Price AUD 3.10) *	2,803	$1,436
Primary Health Care, Ltd. (Expiration Date
03/13/2008, Strike Price AUD 5.40) *	35,382	34,279

		35,715

Germany - 0.00%
Beate Uhse AG (Expiration Date 03/03/08,
Strike Price EUR 1.15) *	5,482	1,581

Hong Kong - 0.00%
Harbour Centre Development, Ltd. (Expiration
Date 03/17/2008, Strike Price HKD 12.80) *	12,500	354

Italy - 0.00%
Credito Artigiano SpA (Expiration Date
03/07/2008, Strike Price EUR 2.80) *	21,622	3

TOTAL RIGHTS (Cost $0)		$37,653

SHORT TERM INVESTMENTS - 13.64%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$36,441,104	$36,441,104

TOTAL SHORT TERM INVESTMENTS
(Cost $36,441,104)		$36,441,104

REPURCHASE AGREEMENTS - 0.09%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$251,049 on 03/03/2008,
collateralized by $200,000 Federal
National Mortgage Association,
7.25% due 05/15/2030 (valued at
$261,250, including interest)	$251,000	$251,000

TOTAL REPURCHASE AGREEMENTS
(Cost $251,000)		$251,000

Total Investments (International Small Company Fund)
(Cost $310,361,004) - 113.37%		$302,939,041
Liabilities in Excess of Other Assets - (13.37)%		(35,715,760)

TOTAL NET ASSETS - 100.00%		$267,223,281

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Building Materials & Construction	5.77%
Banking	4.95%
Food & Beverages	4.31%
Business Services	3.83%
Metal & Metal Products	3.82%

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.29%

Australia - 0.49%
Downer EDI, Ltd. (a)	1,402,266	$8,008,739

Austria - 0.95%
Telekom Austria AG	684,750	15,488,746

Belgium - 1.14%
Belgacom SA	388,360	18,599,341

Bermuda - 1.40%
ACE, Ltd.	405,496	22,805,095

China - 0.46%
China Telecom Corp., Ltd. (a)	10,143,589	7,495,576

Denmark - 0.45%
Vestas Wind Systems AS *	71,787	7,277,614

Finland - 1.71%
Stora Enso Oyj, R Shares (a)	1,041,000	12,999,695
UPM-Kymmene Oyj (a)	853,141	14,759,810

		27,759,505
France - 10.30%
AXA Group SA	863,786	29,123,827
France Telecom SA	1,397,501	46,912,846
Sanofi-Aventis SA	518,966	38,358,123
Thomson SA	1,725,060	13,251,731
Total SA	360,702	27,162,322
Vivendi SA	315,560	12,471,092

		167,279,941
Germany - 6.84%
Bayerische Motoren Werke (BMW) AG	309,194	16,947,988
Deutsche Post AG	650,811	21,651,474
Infineon Technologies AG * (a)	1,624,750	13,139,989
Muenchener Rueckversicherungs-
Gesellschaft AG	122,646	21,614,778
SAP AG	252,190	12,066,146
Siemens AG	199,739	25,718,417

		111,138,792
Hong Kong - 1.49%
Hutchison Whampoa, Ltd.	2,585,620	24,182,759

Israel - 1.55%
Check Point Software Technologies, Ltd. *	1,145,490	25,109,141

Italy - 3.52%
Eni SpA	656,064	22,654,669
Mediaset SpA (a)	2,477,108	22,370,433
UniCredito Italiano SpA	1,655,761	12,181,166

		57,206,268
Japan - 7.63%
Aiful Corp. (a)	427,399	7,605,555
Konica Minolta Holdings, Inc. (a)	806,462	11,425,267
Mitsubishi UFJ Financial Group, Inc.	1,945,600	17,147,259
NGK Spark Plug Company, Ltd. (a)	1,295,000	20,243,408
Nissan Motor Company, Ltd.	1,966,100	17,681,082
Promise Company, Ltd. (a)	264,600	8,846,494
Sony Corp.	423,714	20,017,597
USS Company, Ltd.	341,660	20,932,184

		123,898,846

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 5.26%
ING Groep NV	952,182	$31,642,636
Koninklijke (Royal) Philips Electronics NV	537,666	20,976,849
Reed Elsevier NV	1,765,048	32,791,168

		85,410,653
Norway - 1.83%
Norske Skogindustrier ASA (a)	1,791,884	9,024,998
Telenor ASA	1,008,761	20,656,060

		29,681,058
Singapore - 3.23%
Flextronics International, Ltd. *	1,557,710	15,795,180
Singapore Telecommunications, Ltd. (a)	9,268,000	25,076,840
Venture Corp., Ltd. (a)	1,614,840	11,643,282

		52,515,302
South Korea - 3.49%
Kookmin Bank, SADR	156,851	9,603,987
KT Corp., SADR	181,994	4,420,634
Samsung Electronics Company, Ltd., GDR (a)(g)	145,464	42,620,952

		56,645,573
Spain - 2.03%
Gamesa Corporacion Tecno SA	103,307	4,207,902
Telefonica SA	996,519	28,835,857

		33,043,759
Sweden - 1.59%
Ericsson LM, Series B	5,665,930	12,189,791
Securitas AB, B Shares	634,218	7,631,839
Securitas Systems AB, B Shares	2,312,948	5,971,261

		25,792,891
Switzerland - 5.75%
Adecco SA	488,160	25,544,181
Nestle SA	42,607	20,335,821
Novartis AG (a)	413,080	20,403,174
Swiss Re	192,323	15,415,342
UBS AG (c)	360,848	11,773,950

		93,472,468
Taiwan - 6.83%
Chunghwa Telecom Company, Ltd. *	845,469	20,747,809
Compal Electronics, Inc., GDR (g)	2,998,367	13,342,733
Lite-On Technology Corp., GDR	1,148,368	15,787,074
Lite-On Technology Corp.	6,328,818	8,645,379
Mega Financial Holding Company, Ltd.	46,463,000	33,177,734
Taiwan Semiconductor
Manufacturing Company, Ltd.	9,826,000	19,195,503

		110,896,232
United Kingdom - 25.94%
Aviva PLC	1,769,560	21,329,236
BAE Systems PLC	834,663	7,945,138
BP PLC	3,511,942	37,875,308
British Sky Broadcasting Group PLC	1,617,666	18,151,219
Centrica PLC	3,023,272	19,302,728
Compass Group PLC	4,853,057	31,281,209
Fiberweb PLC	365,795	484,047
GlaxoSmithKline PLC	1,514,715	33,064,113
Group 4 Securicor PLC	6,683,810	28,825,027

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
HBOS PLC	613,360	$7,288,549
HSBC Holdings PLC	1,998,700	30,215,046
Kingfisher PLC	5,668,410	14,632,436
Old Mutual PLC	7,377,802	18,223,688
Pearson PLC	1,601,146	21,055,831
Persimmon PLC	435,300	6,324,544
Reed Elsevier PLC * (a)	106,368	1,338,736
Rentokil Initial PLC	4,561,377	7,513,326
Royal Bank of Scotland Group PLC	3,488,586	26,375,505
Royal Dutch Shell PLC, B Shares, GBP	797,033	27,961,407
Tesco PLC	1,125,680	8,895,551
Unilever PLC	524,611	16,528,518
Vodafone Group PLC	11,422,366	36,773,868

		421,385,030
United States - 0.41%
Invesco, Ltd.	261,156	6,688,205

TOTAL COMMON STOCKS (Cost $1,533,541,666)		$1,531,781,534

SHORT TERM INVESTMENTS - 12.85%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$122,108,415	$122,108,415
Paribas Corp. Time Deposit
3.125% due 03/03/2008	86,595,000	86,595,000

TOTAL SHORT TERM INVESTMENTS
(Cost $208,703,415)		$208,703,415

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$56,011 on 03/03/2008,
collateralized by $60,000 Federal
Home Loan Mortgage Corp.,
4.15% due 01/29/2013 (valued at
$61,200, including interest)	$56,000	$56,000

TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)		$56,000

Total Investments (International Value Fund)
(Cost $1,742,301,081) - 107.14%		$1,740,540,949
Liabilities in Excess of Other Assets - (7.14)%		(116,053,997)

TOTAL NET ASSETS - 100.00%		$1,624,486,952

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	14.60%
Insurance	9.86%
Electronics	7.65%
Financial Services	6.03%
International Oil	4.79%

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 25.91%

Treasury Inflation Protected
Securities (d) - 5.73%
2.375% due 04/15/2011	$10,158,816	$10,987,389

U.S. Treasury Bonds - 15.68%
7.25% due 08/15/2022	1,375,000	1,834,444
7.875% due 02/15/2021	7,250,000	10,040,119
8.125% due 08/15/2021	1,600,000	2,267,000
8.125% due 08/15/2019 ****	3,060,000	4,260,095
8.75% due 08/15/2020	7,285,000	10,694,154
8.875% due 02/15/2019	662,000	961,245

		30,057,057

U.S. Treasury Notes - 4.50%
6.50% due 02/15/2010	7,900,000	8,630,750

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,215,087)		$49,675,196

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.95%

Federal Home Loan Bank - 1.12%
5.80% due 09/02/2008	2,105,000	2,138,516

Federal Home Loan Mortgage Corp. - 1.58%
4.00% due 11/15/2019	135,265	129,562
5.00% due 03/01/2019 to 12/01/2019	694,117	704,562
6.30% due 03/15/2023	835	835
6.50% due 04/01/2029 to 08/01/2034	26,910	28,107
6.625% due 09/15/2009	2,030,000	2,162,790
7.50% due 06/01/2010 to 05/01/2028	7,885	8,475

		3,034,331

Federal National Mortgage
Association - 4.04%
4.66% due 05/01/2013	186,303	187,937
4.86% due 01/01/2015	2,924,682	2,963,004
4.887% due 02/01/2013	263,928	269,219
5.00% due 03/01/2019 to 06/01/2019	1,333,589	1,352,712
5.50% due 08/01/2035 to 11/01/2035	1,251,909	1,260,695
5.636% due 12/01/2011	208,373	217,735
5.974% due 11/01/2011	159,807	168,012
6.056% due 03/01/2012 to 05/01/2012	255,126	271,219
6.085% due 10/01/2011	146,085	153,980
6.50% due 09/01/2031	123	129
6.625% due 09/15/2009	850,000	905,602
7.00% due 06/01/2029	447	477

		7,750,721

Government National Mortgage
Association - 0.17%
6.00% due 08/15/2008 to 04/15/2035	85,703	88,782
6.50% due 06/15/2028 to 08/15/2034	55,254	58,003
7.00% due 11/15/2031 to 10/15/2034	158,409	169,906
8.00% due 07/15/2030 to 10/15/2030	3,566	3,919

		320,610

Housing & Urban Development - 0.04%
7.498% due 08/01/2011	81,000	86,613

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,112,271)		$13,330,791

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.88%

Brazil - 0.88%
Federative Republic of Brazil
6.00% due 11/15/2009	BRL	900,000	$904,423
6.00% due 08/15/2010		800,000	783,856

			1,688,279

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,602,119)			$1,688,279

CORPORATE BONDS - 38.29%

Advertising - 0.00%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$5,000	2,950
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		10,000	5,900

			8,850
Aerospace - 0.07%
Goodrich Corp.
7.10% due 11/15/2027		115,000	126,524

Agriculture - 0.35%
Cargill, Inc.
5.60% due 09/15/2012 (g)		635,000	660,942
Case New Holland, Inc.
7.125% due 03/01/2014		10,000	10,000
Mosaic Company
7.375% due 12/01/2014 (g)		5,000	5,312
7.875% due 12/01/2016 (g)		5,000	5,375

			681,629
Air Travel - 0.38%
American Airlines
3.857% due 01/09/2012		20,427	19,679
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018		110,521	108,919
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017		261,990	261,990
Continental Airlines, Inc., Series A
5.983% due 04/19/2022		30,000	26,984
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021		13,738	13,394
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022		304,630	302,672

			733,638
Aluminum - 0.03%
Alcan, Inc.
6.45% due 03/15/2011		59,000	62,929
Novelis, Inc.
7.25% due 02/15/2015		3,000	2,700

			65,629

Auto Parts - 0.04%
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)		75,000	69,188

Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014		15,000	13,050
United Rentals North America, Inc.
6.50% due 02/15/2012		10,000	9,050

			22,100

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Automobiles - 0.11%
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	$175,000	$212,992
General Motors Corp.
8.375% due 07/15/2033	9,000	6,885

		219,877

Banking - 3.20%
Bank of America Corp.
4.375% due 12/01/2010	436,000	449,411
5.42% due 03/15/2017	1,800,000	1,776,541
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	143,224
Citicorp
6.375% due 11/15/2008	231,000	235,673
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	124,338
First Union National Bank
7.80% due 08/18/2010	350,000	385,279
HBOS PLC
6.00% due 11/01/2033 (g)	210,000	187,139
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	25,593
NBD Bancorp
8.25% due 11/01/2024	270,000	308,308
Republic New York Corp.
9.50% due 04/15/2014	135,000	161,340
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	714,474
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	165,000	153,862
7.175% due 05/16/2013	250,000	255,475
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	300,000	328,717
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	29,729
VTB Capital SA
6.25% due 07/02/2035 (g)	150,000	140,250
Wachovia Corp.
5.75% due 06/15/2017	705,000	713,371

		6,132,724

Broadcasting - 0.79%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015 (g)	131,000	130,951
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	9,400
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	424,665
Grupo Televisa SA
6.625% due 03/18/2025	62,000	62,401
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,577
7.75% due 07/15/2009	90,000	91,370
7.875% due 07/15/2009	9,000	9,151
8.25% due 02/01/2030	2,000	1,667
News America Holdings, Inc.
7.75% due 01/20/2024	453,000	502,705
News America, Inc.
5.30% due 12/15/2014	100,000	101,221

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
Viacom, Inc.
6.625% due 05/15/2011	$175,000	$182,384

		1,519,492

Building Materials & Construction - 0.08%
Ahern Rentals, Inc.
9.25% due 08/15/2013	10,000	7,850
SCL Terminal Aereo Santiago
6.95% due 07/01/2012 (g)	119,822	128,926
Texas Industries, Inc.
7.25% due 07/15/2013	10,000	9,550

		146,326

Business Services - 0.12%
Deluxe Corp.
7.375% due 06/01/2015	50,000	48,063
FedEx Corp., Series 981A
6.72% due 01/15/2022	145,760	158,917
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	5,000	3,700
Sungard Data Systems, Inc.
9.125% due 08/15/2013	23,000	23,172

		233,852

Cable & Television - 2.50%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	12,512
Coleman Cable, Inc.
9.875% due 10/01/2012	15,000	13,200
Comcast Corp.
5.85% due 11/15/2015	600,000	604,368
Cox Communications, Inc.
5.875% due 12/01/2016 (g)	350,000	351,030
7.125% due 10/01/2012	458,000	496,541
Cox Enterprises, Inc.
4.375% due 05/01/2008 (g)	64,000	64,042
CSC Holdings, Inc.
7.625% due 07/15/2018	21,000	19,215
DirecTV Holdings LLC
6.375% due 06/15/2015	15,000	13,912
LIN Television Corp.
6.50% due 05/15/2013	5,000	4,525
LIN Television Corp., Series B
6.50% due 05/15/2013	7,000	6,335
Mediacom Broadband LLC
8.50% due 10/15/2015	27,000	21,330
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	4,388
Quebecor Media, Inc.
7.75% due 03/15/2016	15,000	13,763
7.75% due 03/15/2016 (g)	5,000	4,588
Rogers Cable, Inc.
6.25% due 06/15/2013	130,000	140,622
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	4,210
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	3,000	3,060
TCI Communications, Inc.
8.75% due 08/01/2015	183,000	208,449

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Time Warner Cable, Inc.
5.85% due 05/01/2017	$815,000	$805,280
6.55% due 05/01/2037	150,000	144,683
Time Warner, Inc.
6.75% due 04/15/2011	150,000	157,106
7.25% due 10/15/2017	60,000	64,236
7.70% due 05/01/2032	602,000	646,933
Viacom, Inc.
6.125% due 10/05/2017	550,000	549,767
6.25% due 04/30/2016	252,000	249,916
7.875% due 07/30/2030	195,000	196,308

		4,800,319

Cellular Communications - 0.52%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	103,825
8.125% due 05/01/2012	56,000	63,788
8.75% due 03/01/2031	397,000	496,093
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	71,257
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	30,107
Vodafone Group PLC
7.75% due 02/15/2010	211,000	226,510

		991,580

Chemicals - 0.38%
Agrium, Inc.
7.125% due 05/23/2036	225,000	241,181
Cytec Industries, Inc.
4.60% due 07/01/2013	170,000	168,981
5.50% due 10/01/2010	105,000	109,679
6.00% due 10/01/2015	200,000	205,774
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,910
Terra Capital, Inc., Series B
7.00% due 02/01/2017	5,000	4,912

		733,437

Coal - 0.06%
Massey Energy Company
6.625% due 11/15/2010	5,000	4,975
Peabody Energy Corp.
6.875% due 03/15/2013	11,000	11,206
7.375% due 11/01/2016	100,000	103,500

		119,681

Commercial Services - 0.01%
Aramark Services, Inc.
8.50% due 02/01/2015	15,000	14,775
Rental Service Corp.
9.50% due 12/01/2014	15,000	12,263

		27,038

Computers & Business Equipment - 0.17%
Xerox Corp.
5.50% due 05/15/2012	170,000	174,252
6.40% due 03/15/2016	125,000	129,271
7.20% due 04/01/2016	15,000	16,058

		319,581

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass - 0.08%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	$16,000	$16,560
Pactiv Corp.
5.875% due 07/15/2012	135,000	139,142

		155,702

Correctional Facilities - 0.06%
Corrections Corp. of America
6.25% due 03/15/2013	10,000	9,975
6.75% due 01/31/2014	100,000	100,500

		110,475

Crude Petroleum & Natural Gas - 0.38%
Atmos Energy Corp.
6.35% due 06/15/2017	75,000	78,029
Burlington Resources Finance Company
7.40% due 12/01/2031	209,000	247,242
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	19,200
6.625% due 01/15/2016	97,000	94,454
7.50% due 09/15/2013	3,000	3,082
7.625% due 07/15/2013	10,000	10,150
OPTI Canada, Inc.
7.875% due 12/15/2014 (g)	10,000	9,725
Petrobras International Finance Company
5.875% due 03/01/2018	230,000	227,182
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	15,300
Plains Exploration & Production Company
7.75% due 06/15/2015	10,000	9,975
Southwestern Energy Company
7.50% due 02/01/2018 (g)	10,000	10,300

		724,639

Domestic Oil - 0.20%
Delta Petroleum Corp.
7.00% due 04/01/2015	25,000	21,875
Motiva Enterprises LLC
5.20% due 09/15/2012 (g)	148,000	156,095
Range Resources Corp.
7.50% due 05/15/2016	10,000	10,325
Valero Energy Corp.
8.75% due 06/15/2030	162,000	192,482
Whiting Petroleum Corp.
7.00% due 02/01/2014	3,000	2,985
7.25% due 05/01/2013	3,000	2,978

		386,740

Drugs & Health Care - 0.02%
Allegiance Corp.
7.00% due 10/15/2026	13,000	13,466
Rite Aid Corp.
8.125% due 05/01/2010	18,000	17,370

		30,836

Electrical Utilities - 2.72%
Avista Corp.
9.75% due 06/01/2008	17,000	17,257
Carolina Power & Light Company
6.50% due 07/15/2012	371,000	403,241

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
CMS Energy Corp.
8.50% due 04/15/2011	$4,000	$4,304
Commonwealth Edison Company
5.95% due 08/15/2016	125,000	129,351
6.15% due 03/15/2012	92,000	97,388
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	13,500
Edison Mission Energy
7.75% due 06/15/2016	20,000	20,600
Enel Finance International SA
6.80% due 09/15/2037 (g)	555,000	568,525
Exelon Generation Company, LLC
6.95% due 06/15/2011	185,000	196,096
Georgia Power Company
5.25% due 12/15/2015	150,000	153,545
Midamerican Energy Holdings
6.125% due 04/01/2036	250,000	248,131
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	68,284
Northern States Power Company
6.25% due 06/01/2036	125,000	130,771
6.50% due 03/01/2028	67,000	71,592
NSTAR
8.00% due 02/15/2010	270,000	293,484
Ohio Edison Company
4.00% due 05/01/2008	212,000	212,068
Old Dominion Electric Cooperative
6.25% due 06/01/2011	141,000	151,152
Pacificorp
6.375% due 05/15/2008	135,000	135,624
Potomac Electric Power Company
5.50% due 11/15/2037	250,000	249,610
PSEG Power LLC
8.625% due 04/15/2031	154,000	191,531
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	56,685
Reliant Energy, Inc.
6.75% due 12/15/2014	10,000	10,175
Southern California Edison Company
6.00% due 01/15/2034	201,000	203,071
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	475,000	435,333
TXU Corp., Series P
5.55% due 11/15/2014	26,000	20,360
Union Electric Company
6.40% due 06/15/2017	950,000	1,009,255
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	98,203
Wisconsin Energy Corp.
6.20% due 04/01/2033	33,000	32,745

		5,221,881

Electronics - 0.12%
Avnet, Inc.
6.625% due 09/15/2016	200,000	205,160
L-3 Communications Corp., Series B
6.375% due 10/15/2015	10,000	9,925

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electronics (continued)
Sanmina-SCI Corp.
7.7406% due 06/15/2010 (b)(g)	$9,000	$8,865

		223,950

Energy - 0.32%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (g)	110,000	109,146
Aquila, Inc.
9.95% due 02/01/2011	10,000	10,630
14.875% due 07/01/2012	20,000	24,600
Dynegy Holdings, Inc.
8.375% due 05/01/2016	10,000	9,775
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	280,787
Mirant North America LLC
7.375% due 12/31/2013	20,000	20,075
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	24,406
7.375% due 01/15/2017	5,000	4,813
XTO Energy, Inc.
6.75% due 08/01/2037	120,000	127,850

		612,082

Financial Services - 10.38%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)	170,000	153,892
American Financial Group, Inc.
7.125% due 04/15/2009	245,000	252,787
American General Finance Corp.
5.375% due 10/01/2012	154,000	154,468
Arch Western Finance LLC
6.75% due 07/01/2013	26,000	25,610
Associates Corp. of North America
8.55% due 07/15/2009	81,000	86,049
Bear Stearns Companies, Inc.
6.40% due 10/02/2017	780,000	718,707
6.95% due 08/10/2012	240,000	244,144
7.25% due 02/01/2018	215,000	208,588
Beneficial Corp.
8.40% due 05/15/2008	47,000	47,466
Capital One Capital IV
6.745% due 02/17/2037 (b)	125,000	85,646
Capmark Financial Group, Inc.
5.875% due 05/10/2012 (g)	330,000	223,513
6.30% due 05/10/2017 (g)	90,000	58,894
CIT Group, Inc.
5.00% due 02/01/2015	300,000	255,782
7.625% due 11/30/2012	300,000	302,095
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	425,000	431,486
Citigroup, Inc.
4.875% due 05/07/2015	286,000	276,202
5.50% due 08/27/2012	700,000	728,291
6.875% due 03/05/2038	700,000	705,444
Countrywide Financial Corp.
4.50% due 06/15/2010	70,000	62,199
5.80% due 06/07/2012	510,000	458,394
Countrywide Home Loan
4.00% due 03/22/2011	105,000	92,293

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Discover Financial Services
6.45% due 06/12/2017 (g)	$300,000	$256,162
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	245,334
Erac USA Finance Company
8.00% due 01/15/2011 (g)	534,000	576,591
Farmers Exchange Capital
7.05% due 07/15/2028 (g)	350,000	326,973
Ford Motor Credit Company
6.625% due 06/16/2008	20,000	19,918
7.00% due 10/01/2013	21,000	17,232
GATX Financial Corp.
5.50% due 02/15/2012	200,000	209,445
General Electric Capital Corp.
6.125% due 02/22/2011	67,000	71,753
6.75% due 03/15/2032	634,000	679,742
General Motors Acceptance Corp.
8.00% due 11/01/2031	155,000	117,179
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	340,000	355,917
5.625% due 01/15/2017	1,510,000	1,478,977
6.75% due 10/01/2037	510,000	476,149
6.875% due 01/15/2011	208,000	225,134
International Lease Finance Corp.
5.625% due 09/15/2010	170,000	176,064
5.875% due 05/01/2013	250,000	259,899
Janus Capital Group, Inc.
6.25% due 06/15/2012	100,000	104,427
JP Morgan Chase & Company
5.15% due 10/01/2015	200,000	199,490
5.375% due 10/01/2012	760,000	798,196
6.00% due 01/15/2018	380,000	394,288
JP Morgan Chase Capital XV
5.875% due 03/15/2035	467,000	400,571
KAR Holdings, Inc.
10.00% due 05/01/2015 (g)	10,000	8,650
Lazard Group
6.85% due 06/15/2017	660,000	653,673
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027	635,000	639,271
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	900,000	908,728
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	150,000	151,078
6.40% due 08/28/2017	840,000	859,428
Mizuho Financial Group, Cayman
5.79% due 04/15/2014 (g)	246,000	255,244
Morgan Stanley
4.75% due 04/01/2014	401,000	386,505
5.55% due 04/27/2017	225,000	222,378
6.25% due 08/28/2017	720,000	741,534
6.75% due 04/15/2011	106,000	113,420
Morgan Stanley Dean Witter
6.60% due 04/01/2012	315,000	336,055
NiSource Finance Corp.
6.40% due 03/15/2018	200,000	200,381
Sun Canada Financial Company
7.25% due 12/15/2015 (g)	229,000	260,699

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Sunamerica, Inc.
8.125% due 04/28/2023	$135,000	$159,138
United States Bancorp Oregon
7.50% due 06/01/2026	525,000	591,987
Wells Fargo & Company
4.375% due 01/31/2013 (c)	440,000	444,967

		19,894,527

Food & Beverages - 0.84%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	396,000	455,400
ConAgra Foods, Inc.
5.819% due 06/15/2017	74,000	75,529
6.75% due 09/15/2011	46,000	49,650
Kraft Foods, Inc.
5.625% due 11/01/2011	160,000	166,681
6.50% due 11/01/2031	266,000	253,647
SABMiller PLC
6.20% due 07/01/2011 (g)	300,000	323,219
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	10,000	9,825
Tyson Foods, Inc.
6.85% due 04/01/2016	125,000	122,870
YUM Brands, Inc.
7.65% due 05/15/2008	147,000	148,194

		1,605,015

Forest Products - 0.19%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	320,032
7.95% due 03/15/2025	40,000	40,408

		360,440

Funeral Services - 0.00%
Service Corp. International
7.625% due 10/01/2018	10,000	10,325

Gas & Pipeline Utilities - 0.61%
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	125,000	129,549
El Paso Corp.
7.00% due 06/15/2017	10,000	10,322
El Paso Natural Gas Company
5.95% due 04/15/2017	25,000	25,033
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	208,000	226,389
Kinder Morgan Finance Company
5.70% due 01/05/2016	20,000	18,600
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	675,000	709,353
Williams Companies, Inc.
7.125% due 09/01/2011	13,000	13,748
8.125% due 03/15/2012	26,000	28,340

		1,161,334

Healthcare Products - 0.00%
Universal Hospital Services, Inc.
8.50% due 06/01/2015	10,000	9,975

Healthcare Services - 0.31%
DaVita, Inc.
6.625% due 03/15/2013	2,000	1,960

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Services (continued)
DaVita, Inc. (continued)
7.25% due 03/15/2015	$2,000	$1,980
UnitedHealth Group, Inc.
6.00% due 02/15/2018	575,000	583,121

		587,061

Homebuilders - 0.44%
Centex Corp.
7.875% due 02/01/2011	260,000	245,700
D.R. Horton, Inc.
7.875% due 08/15/2011	370,000	362,137
9.75% due 09/15/2010	14,000	13,860
Pulte Homes, Inc.
7.875% due 08/01/2011	100,000	96,500
8.125% due 03/01/2011	125,000	122,813

		841,010

Hotels & Restaurants - 0.04%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	20,000	15,200
Wyndham Worldwide Corp.
6.00% due 12/01/2016	60,000	56,008

		71,208

Household Products - 0.19%
Procter & Gamble, Series A
9.36% due 01/01/2021	280,152	359,410

Insurance - 3.03%
AAG Holding Company, Inc.
6.875% due 06/01/2008	231,000	232,461
ACE Capital Trust II
9.70% due 04/01/2030	248,000	288,154
ACE INA Holdings, Inc.
5.70% due 02/15/2017	100,000	100,219
5.875% due 06/15/2014	125,000	128,905
AIG SunAmerica Global Financing X
6.90% due 03/15/2032 (g)	100,000	103,711
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	151,166
Equitable Life Assurance Society
7.70% due 12/01/2015 (g)	250,000	290,585
Everest Reinsurance Holdings, Inc.
6.60% due 05/15/2037 (b)	495,000	429,214
8.75% due 03/15/2010	294,000	324,507
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	81,000	86,030
Jackson National Life Insurance Company
8.15% due 03/15/2027 (g)	377,000	465,209
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (g)	700,000	653,018
Metlife, Inc.
5.375% due 12/15/2012	150,000	157,054
5.70% due 06/15/2035	208,000	182,809
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (g)	260,000	269,352
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	57,112
Ohio National Life Insurance Company
8.50% due 05/15/2026 (g)	155,000	184,227

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Premium Asset Trust
4.125% due 03/12/2009 (g)	$87,000	$79,381
Principal Life Global Funding I
6.125% due 10/15/2033 (g)	108,000	105,470
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	355,000	362,316
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	146,036
Unitrin, Inc.
6.00% due 05/15/2017	250,000	247,845
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (g)	125,000	128,513
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	54,755
5.60% due 05/15/2015	263,000	249,187
Willis North America, Inc.
6.20% due 03/28/2017	340,000	336,968

		5,814,204

International Oil - 0.23%
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	150,000	154,629
6.45% due 06/30/2033	37,000	36,268
Canadian Oil Sands
7.90% due 09/01/2021 (g)	135,000	146,591
Newfield Exploration Company
6.625% due 04/15/2016	10,000	9,725
Pioneer Natural Resources Company
6.65% due 03/15/2017	85,000	81,499
6.875% due 05/01/2018	15,000	14,411

		443,123

Leisure Time - 0.09%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	14,100
Harrah's Operating Company, Inc.
5.625% due 06/01/2015	10,000	6,000
MGM Mirage, Inc.
6.00% due 10/01/2009	100,000	99,500
OED Corp./ Diamond Jo
8.75% due 04/15/2012	15,000	14,400
Park Place Entertainment Corp.
8.125% due 05/15/2011	24,000	20,400
Seneca Gaming Corp.
7.25% due 05/01/2012	10,000	9,600
Station Casinos, Inc.
6.00% due 04/01/2012	5,000	4,225
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014 (g)	5,000	4,800
Wynn Las Vegas LLC
6.625% due 12/01/2014	9,000	8,640

		181,665

Liquor - 0.34%
Cia Brasileira de Bebidas
10.50% due 12/15/2011	80,000	94,400
Constellation Brands, Inc.
7.25% due 09/01/2016	15,000	14,513
7.25% due 05/15/2017	5,000	4,813

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Liquor (continued)
Miller Brewing Company
5.50% due 08/15/2013 (g)	$390,000	$416,206
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	121,008

		650,940

Manufacturing - 0.44%
General Electric Company
5.25% due 12/06/2017	735,000	737,680
SPX Corp.
7.625% due 12/15/2014 (g)	10,000	10,300
Tyco International Group SA
6.75% due 02/15/2011	85,000	89,516

		837,496

Medical-Hospitals - 0.37%
Community Health Systems, Inc.
8.875% due 07/15/2015	10,000	9,813
HCA, Inc.
6.375% due 01/15/2015	20,000	16,700
7.875% due 02/01/2011	20,000	19,700
9.625% due 11/15/2016	20,000	20,650
Quest Diagnostics, Inc.
5.45% due 11/01/2015	275,000	268,613
6.95% due 07/01/2037	240,000	240,266
7.50% due 07/12/2011	100,000	112,258
Tenet Healthcare Corp.
9.875% due 07/01/2014	20,000	18,675

		706,675

Metal & Metal Products - 0.12%
Inco, Ltd.
5.70% due 10/15/2015	233,000	228,815

Mining - 0.19%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (g)	300,000	327,575
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	5,000	5,256
8.375% due 04/01/2017	25,000	26,500

		359,331

Newspapers - 0.07%
News America Holdings, Inc.
9.25% due 02/01/2013	109,000	128,039

Office Furnishings & Supplies - 0.00%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	5,000	4,956

Paper - 0.11%
Alto Parana SA
6.375% due 06/09/2017 (g)	55,000	54,797
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)	30,000	28,125
Temple-Inland, Inc.
6.625% due 01/15/2018	125,000	123,634

		206,556

Petroleum Services - 0.46%
EnCana Corp.
5.90% due 12/01/2017	450,000	467,170

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Halliburton Company
5.50% due 10/15/2010	$192,000	$203,490
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	89,826	90,057
Pride International, Inc.
7.375% due 07/15/2014	5,000	5,200
Tesoro Corp.
6.50% due 06/01/2017	135,000	125,550

		891,467

Pharmaceuticals - 0.37%
AmerisourceBergen Corp.
5.875% due 09/15/2015	670,000	655,863
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	40,000	37,700
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,450
6.875% due 12/15/2015	5,000	4,363

		702,376

Publishing - 0.03%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,000	5,040
8.00% due 11/15/2013	25,000	17,750
Idearc, Inc.
8.00% due 11/15/2016	10,000	5,900
Scholastic Corp.
5.00% due 04/15/2013	35,000	29,769

		58,459

Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	5,000	4,575

Real Estate - 2.20%
AMB Property LP, REIT
5.45% due 12/01/2010	80,000	82,632
7.50% due 06/30/2018	106,000	115,307
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	350,000	349,535
Brandywine Operating Partnership, REIT
5.70% due 05/01/2017	335,000	273,355
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	55,000	53,110
5.00% due 05/03/2010	25,000	24,530
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	275,000	277,292
Equity One, Inc.
6.00% due 09/15/2017	235,000	214,678
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	51,780
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	150,000	140,371
5.95% due 09/15/2011	150,000	145,721
6.00% due 03/01/2015	175,000	160,827
7.072 due 06/08/2015	67,000	67,715
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	377,000	402,752
Kimco Realty Corp., REIT
5.584% due 11/23/2015	125,000	121,108

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Liberty Property LP, REIT
6.625% due 10/01/2017	$100,000	$97,848
7.25% due 03/15/2011	195,000	206,627
Realty Income Corp., REIT
6.75% due 08/15/2019	550,000	544,369
Regency Centers LP, REIT
7.95% due 01/15/2011	169,000	177,486
Rouse Company LP, REIT
6.75% due 05/01/2013 (g)	15,000	13,114
Simon Property Group LP, REIT
6.10% due 05/01/2016	150,000	149,225
United Dominion Realty Trust, Inc., REIT
6.05% due 06/01/2013	200,000	199,650
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	95,000	94,525
6.75% due 06/01/2010	2,000	2,015
7.125% due 06/01/2015	3,000	3,011
Westfield Group
5.40% due 10/01/2012 (g)	250,000	245,806

		4,214,389

Rental Auto/Equipment - 0.21%
Erac USA Finance Company
5.80% due 10/15/2012 (g)	400,000	398,254

Retail - 0.18%
CVS Lease Pass Through Certificate
5.88% due 01/10/2028 (g)	347,380	353,931

Retail Grocery - 0.10%
Kroger Company
6.75% due 04/15/2012	179,000	193,673

Retail Trade - 0.42%
CVS Caremark Corp.
6.943% due 01/10/2030 (g)	49,930	52,189
Federated Department Stores, Inc.
6.90% due 04/01/2029	156,000	132,239
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	9,000	6,975
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	625,000	615,504

		806,907

Sanitary Services - 0.01%
Allied Waste North America, Inc.
6.50% due 11/15/2010	5,000	4,937
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	10,000	9,750

		14,687

Software - 0.15%
Fiserv, Inc.
6.125% due 11/20/2012	200,000	210,688
Intuit, Inc.
5.40% due 03/15/2012	75,000	77,210

		287,898

Steel - 0.02%
International Steel Group, Inc.
6.50% due 04/15/2014	15,000	15,622

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Steel (continued)
United States Steel Corp.
6.05% due 06/01/2017	$5,000	$4,670
7.00% due 02/01/2018	10,000	9,905

		30,197

Telecommunications Equipment &
Services - 0.56%
Bellsouth Corp.
4.75% due 11/15/2012	302,000	309,744
Citizens Communications Company
9.25% due 05/15/2011	22,000	23,155
GCI, Inc.
7.25% due 02/15/2014	15,000	12,412
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	10,000	10,000
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	17,000	17,000
8.625% due 01/15/2015	7,000	7,000
PanAmSat Corp.
9.00% due 08/15/2014	1,000	1,000
SBC Communications, Inc.
5.625% due 06/15/2016	360,000	368,210
5.875% due 08/15/2012	150,000	160,136
Telefonica Europe BV
7.75% due 09/15/2010	150,000	163,051

		1,071,708

Telephone - 2.34%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	161,535
AT&T, Inc.
5.50% due 02/01/2018	180,000	179,990
6.30% due 01/15/2038	375,000	369,456
British Telecommunications PLC
5.15% due 01/15/2013	350,000	358,096
8.625% due 12/15/2010	156,000	175,470
Qwest Corp.
7.50% due 10/01/2014	25,000	24,750
Sprint Capital Corp.
7.625% due 01/30/2011	430,000	381,625
8.375% due 03/15/2012	400,000	352,000
Telecom Italia Capital SA
5.25% due 11/15/2013	150,000	148,593
6.00% due 09/30/2034	146,000	135,754
6.20% due 07/18/2011	675,000	698,896
Telefonica Emisones SAU
7.045% due 06/20/2036	275,000	295,707
Verizon Communications, Inc.
5.55% due 02/15/2016	570,000	582,829
6.40% due 02/15/2038	265,000	264,952
8.75% due 11/01/2021	285,000	337,807
Windstream Corp.
8.625% due 08/01/2016	20,000	20,350

		4,487,810

Tobacco - 0.22%
Alliance One International, Inc.
11.00% due 05/15/2012	12,000	12,180
Altria Group, Inc.
7.00% due 11/04/2013	269,000	312,390

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Tobacco (continued)
Reynolds American, Inc.
7.25% due 06/01/2013	$95,000	$101,073
7.30% due 07/15/2015	6,000	6,213

		431,856

Transportation - 0.31%
DP World, Ltd.
6.85% due 07/02/2037 (g)	650,000	577,711
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	10,000	10,112

		587,823

TOTAL CORPORATE BONDS (Cost $73,507,146)		$73,415,885

MUNICIPAL BONDS - 0.43%

Arizona - 0.07%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	135,000	136,324

California - 0.11%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	175,000	208,014

Florida - 0.08%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	162,226

Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	15,315

Maryland - 0.02%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	42,820

Michigan - 0.09%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	180,000	181,674

New Jersey - 0.01%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	20,000	20,558

New York - 0.04%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	65,000	66,638

TOTAL MUNICIPAL BONDS (Cost $835,222)		$833,569

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.72%

American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	300,000	297,668
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	500,000	512,563
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.74% due 05/10/2045 (b)	1,000,000	981,382
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	412,382

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	$405,797	$392,145
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	560,000	526,172
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.9339% due 09/11/2038 (b)	500,000	451,443
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.1545% due 10/12/2042 (b)	500,000	480,161
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	80,145	79,962
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	285,702	286,321
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	500,000	482,321
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	383,627	387,585
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	477,176
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.9615% due 06/10/2046 (b)	500,000	491,705
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5544% due 02/15/2039 (b)	1,000,000	965,643
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,000,000	954,047
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	456,177
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	324,393	327,032
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(g)	89,275	86,449
Government National Mortgage Association, Series
2006-38, Class XS
2.2225% IO due 09/16/2035 (b)	81,053	9,424
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	500,000	480,248
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	1,000,000	966,018
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.56% due 11/10/2039 (b)	1,200,000	1,152,861
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	315,000	300,068

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	$45,000	$42,320
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8752% due 04/15/2045 (b)	1,645,000	1,624,745
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	940,000	885,577
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	181,832	182,588
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	202,898	208,329
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8831% due 06/15/2038 (b)	500,000	495,031
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038 (b)	500,000	474,991
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6584% due 05/12/2039 (b)	500,000	488,781
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031 (b)	251,091	251,133
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,000,000	939,035
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	110,297	112,530
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	276,371
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	40,918
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	105,033	105,144
Prudential Commercial Mortgage Trust, Series
2003-PWR1, Class A1
3.669% due 02/11/2036	173,093	167,529
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	380,947

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,208,393)		$18,632,922

ASSET BACKED SECURITIES - 3.84%
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009 (g)	235,000	233,977
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	653,569	631,019
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	415,000	415,628

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	$208,680	$208,867
Chase Manhattan Auto Owner Trust,
Series 2005-B, Class A4
4.88% due 06/15/2012	700,000	709,130
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	300,000	292,034
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	279,000	281,607
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	309,100	310,689
Honda Auto Receivables Owner Trust,
Series 2005-1, Class A4
3.82% due 05/21/2010	450,273	451,397
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	700,000	710,034
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	600,000	624,568
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	75,689	81,795
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	35,450
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	700,000	713,433
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	700,000	716,683
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	265,574	266,841
World Omni Auto Receivables Trust,
Series 2005-A, Class A4
3.82% due 11/12/2011	672,791	675,232

TOTAL ASSET BACKED SECURITIES
(Cost $7,278,189)		$7,358,384

REPURCHASE AGREEMENTS - 13.09%
Merrill Lynch Tri-Party Repurchase
Agreement dated 03/03/2008 at
3.20% to be repurchased at
$25,106,693 on 03/03/2008,
collateralized by $32,730,000
Federal National Mortgage
Association, 5.50% due
01/01/2036 (valued at
$32,809,861, including interest)	$25,100,000	$25,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,100,000)		$25,100,000

Total Investments (Investment Quality Bond Fund)
(Cost $187,858,427) - 99.11%		$190,035,026
Other Assets in Excess of Liabilities - 0.89%		1,708,631

TOTAL NET ASSETS - 100.00%		$191,743,657

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.54%

Advertising - 1.92%
Interpublic Group of Companies, Inc. *	431,900	$3,722,978
Omnicom Group, Inc.	73,150	3,267,610

		6,990,588
Air Travel - 0.67%
Southwest Airlines Company	199,100	2,440,966

Apparel & Textiles - 0.56%
Coach, Inc. *	67,000	2,031,440

Auto Parts - 3.09%
BorgWarner, Inc.	122,338	5,273,991
Johnson Controls, Inc.	181,481	5,963,466

		11,237,457
Automobiles - 1.43%
PACCAR, Inc.	119,900	5,201,262

Banking - 2.69%
City National Corp.	26,800	1,373,500
Fifth Third Bancorp	206,095	4,719,575
SunTrust Banks, Inc.	63,400	3,685,442

		9,778,517
Biotechnology - 3.51%
Amgen, Inc. *	26,600	1,210,832
Cephalon, Inc. *	23,103	1,394,035
Genzyme Corp. *	106,502	7,553,122
Millipore Corp. *	37,200	2,600,280

		12,758,269
Broadcasting - 0.96%
News Corp., Class A	189,500	3,488,695

Building Materials & Construction - 1.51%
Masco Corp.	293,878	5,492,580

Business Services - 0.17%
R.H. Donnelley Corp. *	90,024	638,270

Cable & Television - 2.80%
Comcast Corp., Class A *	345,500	6,751,070
Viacom, Inc., Class B *	85,900	3,414,525

		10,165,595
Coal - 1.98%
Peabody Energy Corp.	127,000	7,190,740

Computers & Business Equipment - 1.61%
Dell, Inc. *	132,400	2,628,140
Lexmark International, Inc. *	40,200	1,327,806
Network Appliance, Inc. *	87,100	1,883,102

		5,839,048
Crude Petroleum & Natural Gas - 2.50%
EOG Resources, Inc.	63,500	7,555,865
Marathon Oil Corp.	28,800	1,531,008

		9,086,873
Drugs & Health Care - 3.13%
Wyeth	261,318	11,398,691

Electrical Utilities - 3.89%
American Electric Power Company, Inc.	82,643	3,381,751
Exelon Corp.	121,813	9,117,703

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)

(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Pepco Holdings, Inc.	64,481	$1,629,435

		14,128,889
Energy - 1.15%
Sempra Energy	78,414	4,166,136

Financial Services - 12.96%
Bank of New York Mellon Corp.	149,668	6,565,935
Citigroup, Inc.	444,134	10,530,417
Discover Financial Services	235,756	3,557,558
Federal Home Loan Mortgage Corp.	113,345	2,854,027
JP Morgan Chase & Company	105,999	4,308,859
Morgan Stanley	197,113	8,302,400
Wells Fargo & Company (c)	375,478	10,975,222

		47,094,418
Food & Beverages - 1.19%
Sysco Corp.	153,700	4,312,822

Gas & Pipeline Utilities - 0.46%
NiSource, Inc.	98,398	1,691,462

Healthcare Products - 3.44%
Johnson & Johnson	111,308	6,896,644
Medtronic, Inc.	113,534	5,604,038

		12,500,682
Healthcare Services - 2.35%
DaVita, Inc. *	32,900	1,632,827
Medco Health Solutions, Inc. *	95,500	4,231,605
UnitedHealth Group, Inc.	57,543	2,674,599

		8,539,031
Holdings Companies/Conglomerates - 3.20%
General Electric Company	351,100	11,635,455

Hotels & Restaurants - 0.52%
Starwood Hotels & Resorts Worldwide, Inc.	39,800	1,883,734

Household Products - 1.09%
Fortune Brands, Inc.	61,100	3,970,278

Industrial Machinery - 0.45%
Pall Corp.	41,500	1,633,855

Insurance - 3.72%
AFLAC, Inc.	97,300	6,072,493
Hartford Financial Services Group, Inc.	44,638	3,120,196
Principal Financial Group, Inc.	78,200	4,318,986

		13,511,675
International Oil - 1.50%
Chevron Corp.	33,400	2,894,444
Exxon Mobil Corp.	29,269	2,546,696

		5,441,140
Internet Software - 1.77%
Symantec Corp. *	381,788	6,429,310

Investment Companies - 1.76%
SPDR Trust Series 1	47,700	6,383,214

Leisure Time - 2.10%
Carnival Corp. (a)	135,199	5,320,081

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.	66,000	$2,310,660

		7,630,741
Liquor - 0.74%
Constellation Brands, Inc., Class A *	140,300	2,695,163

Manufacturing - 2.50%
Harley-Davidson, Inc.	40,300	1,497,548
Illinois Tool Works, Inc.	154,748	7,593,484

		9,091,032
Petroleum Services - 3.21%
ENSCO International, Inc.	54,200	3,243,328
Halliburton Company	219,900	8,422,170

		11,665,498
Pharmaceuticals - 5.08%
Allergan, Inc.	138,726	8,216,741
Merck & Company, Inc.	146,000	6,467,800
Schering-Plough Corp.	174,700	3,790,990

		18,475,531
Publishing - 0.46%
McGraw-Hill Companies, Inc.	40,800	1,669,944

Railroads & Equipment - 2.35%
Burlington Northern Santa Fe Corp.	97,150	8,527,827

Retail Trade - 1.49%
Chico's FAS, Inc. *	121,600	1,132,096
Target Corp.	81,700	4,298,237

		5,430,333
Semiconductors - 6.21%
Analog Devices, Inc.	199,800	5,378,616
Intel Corp.	558,800	11,148,060
Linear Technology Corp. (a)	90,900	2,518,839
Xilinx, Inc.	158,691	3,548,331

		22,593,846
Software - 1.01%
Intuit, Inc. *	97,100	2,578,976
Red Hat, Inc. *	60,700	1,082,281

		3,661,257
Telephone - 2.86%
AT&T, Inc.	149,074	5,192,247
Sprint Nextel Corp.	733,527	5,215,377

		10,407,624
Trucking & Freight - 2.55%
FedEx Corp.	70,583	6,220,480
Ryder Systems, Inc.	53,100	3,059,091

		9,279,571

TOTAL COMMON STOCKS (Cost $395,226,963)		$358,189,459

SHORT TERM INVESTMENTS - 2.12%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$7,696,113	$7,696,113

TOTAL SHORT TERM INVESTMENTS
(Cost $7,696,113)		$7,696,113

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.66%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$6,019,179 on 03/03/2008,
collateralized by $6,210,000
Federal National Mortgage
Association, 5.57% due
07/14/2028 (valued at $6,140,138,
including interest)	$6,018,000	$6,018,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,018,000)		$6,018,000

Total Investments (Large Cap Fund)
(Cost $408,941,076) - 102.32%		$371,903,572
Liabilities in Excess of Other Assets - (2.32)%		(8,421,394)

TOTAL NET ASSETS - 100.00%		$363,482,178

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.68%

Aerospace - 4.08%
General Dynamics Corp.	45,000	$3,683,250
Lockheed Martin Corp.	6,520	672,864
Northrop Grumman Corp.	94,000	7,389,340
Raytheon Company	46,000	2,982,640
United Technologies Corp.	109,000	7,685,590

		22,413,684
Agriculture - 1.17%
The Mosaic Company *	58,000	6,455,400

Auto Parts - 0.44%
Johnson Controls, Inc.	74,000	2,431,640

Banking - 1.04%
Bank of America Corp.	116,000	4,609,840
Hudson City Bancorp, Inc.	68,000	1,079,160

		5,689,000
Biotechnology - 1.18%
Biogen Idec, Inc. *	111,000	6,477,960

Business Services - 0.90%
Cadence Design Systems, Inc. *	20,000	212,400
Computer Sciences Corp. *	52,000	2,259,400
R.R. Donnelley & Sons Company	77,000	2,450,910

		4,922,710
Cellular Communications - 0.05%
Telephone & Data Systems, Inc.	6,000	281,400

Chemicals - 2.92%
Dow Chemical Company	67,000	2,525,230
E.I. Du Pont de Nemours & Company	109,000	5,059,780
Eastman Chemical Company	44,000	2,895,640
FMC Corp.	98,000	5,547,780

		16,028,430

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 4.30%
Hewlett-Packard Company	110,000	$5,254,700
International Business Machines Corp.	79,000	8,994,940
Juniper Networks, Inc. *	224,000	6,007,680
Western Digital Corp. *	9,000	277,830
Xerox Corp. *	210,000	3,087,000

		23,622,150
Cosmetics & Toiletries - 1.97%
Colgate-Palmolive Company	77,000	5,858,930
Procter & Gamble Company	75,000	4,963,500

		10,822,430
Crude Petroleum & Natural Gas - 5.60%
Marathon Oil Corp.	168,000	8,930,880
Noble Energy, Inc.	81,000	6,269,400
Occidental Petroleum Corp.	149,000	11,528,130
Sunoco, Inc.	66,000	4,031,280

		30,759,690
Domestic Oil - 0.86%
Frontier Oil Corp.	133,000	4,749,430

Electronics - 2.55%
Agilent Technologies, Inc. *	46,000	1,408,060
Arrow Electronics, Inc. *	139,000	4,532,790
L-3 Communications Holdings, Inc.	60,000	6,377,400
Synopsys, Inc. *	72,000	1,671,120

		13,989,370
Energy - 1.05%
NRG Energy, Inc. *	140,000	5,777,800

Financial Services - 4.64%
Ameriprise Financial, Inc.	103,000	5,215,920
JP Morgan Chase & Company	363,000	14,755,950
Nasdaq Stock Market, Inc. *	133,000	5,520,830

		25,492,700
Food & Beverages - 0.52%
H.J. Heinz Company	65,000	2,867,150

Healthcare Products - 0.68%
Johnson & Johnson	60,000	3,717,600

Healthcare Services - 2.99%
Humana, Inc. *	45,000	3,074,850
McKesson Corp.	91,000	5,347,160
Medco Health Solutions, Inc. *	30,000	1,329,300
WellPoint, Inc. *	95,000	6,657,600

		16,408,910
Holdings Companies/Conglomerates - 3.97%
General Electric Company	448,000	14,846,720
Loews Corp.	166,000	6,945,440

		21,792,160
Hotels & Restaurants - 1.75%
McDonald's Corp.	178,000	9,631,580

Industrial Machinery - 3.41%
AGCO Corp. *	87,000	5,642,820
Deere & Company	100,000	8,521,000

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Parker-Hannifin Corp.	71,000	$4,588,730

		18,752,550
Insurance - 12.81%
ACE, Ltd.	123,000	6,917,520
Aetna, Inc.	110,000	5,456,000
Allstate Corp.	166,000	7,923,180
American International Group, Inc.	262,000	12,277,320
Aon Corp.	136,000	5,658,960
Chubb Corp.	143,000	7,278,700
Hartford Financial Services Group, Inc.	13,000	908,700
HCC Insurance Holdings, Inc.	33,000	793,980
MetLife, Inc.	133,000	7,748,580
SAFECO Corp.	67,000	3,099,420
The Travelers Companies, Inc.	163,000	7,564,830
XL Capital, Ltd., Class A	132,000	4,759,920

		70,387,110
International Oil - 14.06%
Chevron Corp.	247,000	21,405,020
ConocoPhillips	209,000	17,286,390
Exxon Mobil Corp.	443,000	38,545,430

		77,236,840
Internet Software - 0.09%
Symantec Corp. *	31,000	522,040

Leisure Time - 1.57%
Walt Disney Company	267,000	8,653,470

Manufacturing - 1.87%
Honeywell International, Inc.	100,000	5,754,000
SPX Corp.	44,000	4,501,200

		10,255,200
Office Furnishings & Supplies - 0.12%
Steelcase, Inc. Class A	47,000	666,460

Paper - 1.02%
International Paper Company	176,000	5,579,200

Petroleum Services - 2.08%
ENSCO International, Inc.	105,000	6,283,200
Valero Energy Corp.	89,000	5,141,530

		11,424,730
Pharmaceuticals - 6.73%
AmerisourceBergen Corp.	107,000	4,464,040
Eli Lilly & Company	150,000	7,503,000
Merck & Company, Inc.	142,000	6,290,600
Pfizer, Inc.	839,000	18,692,920

		36,950,560
Railroads & Equipment - 0.94%
CSX Corp. (a)	106,000	5,143,120

Retail Grocery - 0.99%
The Kroger Company	224,000	5,432,000

Retail Trade - 1.12%
BJ's Wholesale Club, Inc. *	24,000	757,440
RadioShack Corp. (a)	308,000	5,374,600

		6,132,040

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sanitary Services - 1.05%
Republic Services, Inc.	76,000	$2,320,280
Waste Management, Inc.	105,000	3,447,150

		5,767,430
Semiconductors - 3.63%
Integrated Device Technology, Inc. *	148,000	1,241,720
Intersil Corp., Class A	239,000	5,561,530
KLA-Tencor Corp.	91,000	3,822,910
Novellus Systems, Inc. *	196,000	4,327,680
QLogic Corp. *	313,000	4,961,050

		19,914,890
Software - 1.09%
BMC Software, Inc. *	12,335	398,174
CA, Inc.	35,000	800,800
Compuware Corp. *	175,000	1,393,000
Novell, Inc. *	248,000	1,847,600
Oracle Corp. *	83,441	1,568,691

		6,008,265
Telecommunications Equipment &
Services - 0.96%
ADC Telecommunications, Inc. *	386,000	5,276,620

Telephone - 2.97%
AT&T, Inc.	228,000	7,941,240
CenturyTel, Inc.	123,000	4,451,370
Qwest Communications International, Inc.	725,000	3,915,000

		16,307,610
Toys, Amusements & Sporting Goods - 0.51%
Hasbro, Inc.	108,000	2,783,160

TOTAL COMMON STOCKS (Cost $538,527,073)		$547,524,489

SHORT TERM INVESTMENTS - 2.03%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$11,149,302	$11,149,302

TOTAL SHORT TERM INVESTMENTS
(Cost $11,149,302)		$11,149,302

REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$416,081 on 03/03/2008,
collateralized by $390,000 Federal
National Mortgage Association,
5.50% due 07/18/2016 (valued at
$428,513, including interest)	$416,000	$416,000

TOTAL REPURCHASE AGREEMENTS
(Cost $416,000)		$416,000

Total Investments (Large Cap Value Fund)
(Cost $550,092,375) - 101.79%		$559,089,791
Liabilities in Excess of Other Assets - (1.79)%		(9,811,500)

TOTAL NET ASSETS - 100.00%		$549,278,291

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.43%

Advertising - 0.61%
Getty Images, Inc. *	13,886	$446,574
Lamar Advertising Company, Class A *	23,134	881,637
ValueClick, Inc. *	28,612	552,497

		1,880,708
Aerospace - 0.62%
Alliant Techsystems, Inc. *	9,532	1,000,288
BE Aerospace, Inc. *	26,983	925,517

		1,925,805
Air Travel - 0.25%
Airtran Holdings, Inc. *	26,728	192,976
Alaska Air Group, Inc. *	11,750	286,700
JetBlue Airways Corp. * (a)	52,613	286,741

		766,417
Apparel & Textiles - 1.27%
Guess?, Inc.	15,937	655,489
Hanesbrands, Inc. *	27,750	807,525
Mohawk Industries, Inc. * (a)	16,134	1,152,129
Phillips-Van Heusen Corp.	16,458	600,881
The Warnaco Group, Inc. *	13,282	498,872
Timberland Company, Class A *	14,460	217,189

		3,932,085
Auto Parts - 1.35%
ArvinMeritor, Inc.	21,154	238,829
BorgWarner, Inc.	33,801	1,457,161
Federal Signal Corp.	13,966	168,570
Gentex Corp.	42,119	678,958
Lear Corp. *	22,470	619,723
Modine Manufacturing Company	9,449	117,923
O'Reilly Automotive, Inc. *	33,538	904,184

		4,185,348
Auto Services - 0.39%
Avis Budget Group, Inc. *	30,262	345,895
Copart, Inc. *	20,506	854,280

		1,200,175
Banking - 3.30%
Associated Banc-Corp.	37,036	922,937
Astoria Financial Corp.	23,792	622,637
Bank of Hawaii Corp.	14,281	685,774
Cathay General Bancorp, Inc. (a)	14,520	318,278
City National Corp.	11,781	603,776
Colonial Bancgroup, Inc.	45,870	554,110
Cullen Frost Bankers, Inc.	17,045	871,340
First Community Bancorp	7,336	209,076
First Niagara Financial Group, Inc.	32,306	368,935
FirstMerit Corp.	23,455	440,250
New York Community Bancorp, Inc. (a)	94,319	1,540,229
SVB Financial Group *	9,673	438,187
TCF Financial Corp.	31,755	590,961
Washington Federal, Inc.	25,485	578,509
Webster Financial Corp.	15,590	436,052
WestAmerica Bancorp (a)	8,554	404,861
Wilmington Trust Corp.	20,030	616,924

		10,202,836

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology - 1.93%
Affymetrix, Inc. *	20,120	$385,902
Cephalon, Inc. *	19,543	1,179,225
Charles River Laboratories International, Inc. *	19,797	1,159,708
Invitrogen Corp. *	13,572	1,146,698
Millennium Pharmaceuticals, Inc. *	94,105	1,316,529
Techne Corp. *	11,516	787,579

		5,975,641
Broadcasting - 0.13%
Belo Corp., Class A	25,627	301,630
Entercom Communications Corp.	7,678	85,763

		387,393
Building Materials & Construction - 0.92%
Dycom Industries, Inc. *	11,941	136,605
Granite Construction, Inc.	10,263	309,840
KBR, Inc. *	49,381	1,645,869
RPM International, Inc.	35,384	739,879

		2,832,193
Business Services - 4.90%
Acxiom Corp.	20,758	263,834
Alliance Data Systems Corp. *	22,950	1,161,959
Brinks Company	14,133	945,922
Cadence Design Systems, Inc. *	78,349	832,066
ChoicePoint, Inc. *	20,850	1,009,140
Corporate Executive Board Company	10,335	419,704
CSG Systems International, Inc. *	10,351	117,484
Deluxe Corp.	15,194	316,491
DST Systems, Inc. *	15,046	1,057,132
Dun & Bradstreet Corp.	16,896	1,475,697
Fair Isaac Corp.	14,660	340,112
Gartner Group, Inc., Class A *	20,073	379,580
Global Payments, Inc.	22,999	912,370
Harte-Hanks, Inc.	13,971	236,250
Kelly Services, Inc., Class A	6,731	129,303
Korn/Ferry International *	13,595	229,212
Manpower, Inc.	23,614	1,338,914
MPS Group, Inc. *	29,339	334,465
Navigant Consulting Company *	13,320	217,249
NCR Corp. *	52,755	1,169,051
Rollins, Inc.	12,388	218,648
Sotheby's	19,396	654,033
SRA International, Inc., Class A *	12,416	297,984
URS Corp. *	23,276	937,557
Wind River Systems, Inc. *	22,389	161,872

		15,156,029
Cellular Communications - 0.56%
RF Micro Devices, Inc. *	84,495	266,159
Telephone & Data Systems, Inc.	30,973	1,452,634

		1,718,793
Chemicals - 3.76%
Airgas, Inc.	23,975	1,164,945
Albemarle Corp.	23,183	879,563
Cabot Corp.	19,031	521,450
CF Industries Holdings, Inc.	14,004	1,709,608
Chemtura Corp.	70,308	580,744

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Cytec Industries, Inc.	12,260	$702,253
Ferro Corp.	12,683	204,196
FMC Corp.	22,038	1,247,571
Lubrizol Corp.	19,991	1,165,475
Minerals Technologies, Inc.	5,612	338,292
Olin Corp.	21,625	415,633
Sensient Technologies Corp.	13,701	369,105
Terra Industries, Inc. *	27,062	1,223,473
The Scotts Company, Class A	12,919	459,787
Valspar Corp.	29,309	635,712

		11,617,807
Coal - 0.69%
Arch Coal, Inc.	41,706	2,130,759

Colleges & Universities - 0.19%
Career Education Corp. * (a)	26,545	394,193
Corinthian Colleges, Inc. *	24,721	196,532

		590,725
Computers & Business Equipment - 2.27%
3Com Corp. *	115,594	380,304
Avocent Corp. *	14,568	243,723
Diebold, Inc.	19,177	462,549
Foundry Networks, Inc. *	43,811	520,037
Ingram Micro, Inc., Class A *	42,745	652,716
Jack Henry & Associates, Inc.	22,960	540,249
Metavante Technologies, Inc. *	24,983	541,382
National Instruments Corp.	16,705	431,991
Palm, Inc. * (a)	30,559	197,717
Parametric Technology Corp. *	33,789	517,310
Tech Data Corp. *	16,164	539,069
Western Digital Corp. *	64,151	1,980,341

		7,007,388
Construction & Mining Equipment - 0.68%
Joy Global, Inc.	31,492	2,090,124

Construction Materials - 0.53%
Louisiana-Pacific Corp.	30,156	328,097
Martin Marietta Materials, Inc. (a)	12,201	1,312,828

		1,640,925
Containers & Glass - 0.46%
Packaging Corp. of America	27,088	617,336
Sonoco Products Company	28,979	816,338

		1,433,674
Correctional Facilities - 0.31%
Corrections Corp. of America *	36,185	971,929

Cosmetics & Toiletries - 0.21%
Alberto-Culver Company	24,417	654,376

Crude Petroleum & Natural Gas - 4.45%
Bill Barrett Corp. *	9,825	455,290
Cimarex Energy Company	24,043	1,267,066
Forest Oil Corp. *	25,373	1,251,650
Newfield Exploration Company *	38,154	2,112,969
Patterson-UTI Energy, Inc.	45,161	1,071,671
Pioneer Natural Resources Company	34,826	1,559,857
Plains Exploration & Production Company *	32,878	1,775,412

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Quicksilver Resources, Inc. *	29,953	$1,030,383
Southwestern Energy Company *	49,676	3,240,365

		13,764,663
Domestic Oil - 1.28%
Denbury Resources, Inc. *	71,196	2,270,441
Encore Aquisition Company *	15,808	581,734
Frontier Oil Corp.	30,730	1,097,368

		3,949,543
Drugs & Health Care - 0.24%
Perrigo Company	22,613	755,726

Educational Services - 0.61%
DeVry, Inc.	17,460	767,193
ITT Educational Services, Inc. *	8,574	473,456
Strayer Education, Inc.	4,226	657,988

		1,898,637
Electrical Equipment - 0.83%
AMETEK, Inc.	31,109	1,324,932
Hubbell, Inc., Class B	16,894	766,481
Varian, Inc. *	8,872	480,419

		2,571,832
Electrical Utilities - 3.96%
Alliant Energy Corp.	32,153	1,116,995
Black Hills Corp.	11,005	393,539
DPL, Inc. (a)	33,097	844,304
Great Plains Energy, Inc.	25,115	638,674
Hawaiian Electric Industries, Inc. (a)	24,204	543,622
IDACORP, Inc. (a)	13,114	390,797
Northeast Utilities	45,178	1,146,166
NSTAR	31,131	961,948
OGE Energy Corp.	26,754	868,702
PNM Resources, Inc.	22,378	264,956
Puget Energy, Inc.	34,153	911,885
Quanta Services, Inc. *	49,818	1,189,654
Sierra Pacific Resources	68,117	879,390
Westar Energy, Inc.	26,916	611,801
Wisconsin Energy Corp.	34,085	1,486,788

		12,249,221
Electronics - 2.97%
Amphenol Corp., Class A	51,959	1,920,924
Arrow Electronics, Inc. *	35,774	1,166,590
Avnet, Inc. *	43,732	1,474,206
DRS Technologies, Inc.	12,010	673,641
Imation Corp.	9,508	214,405
Kemet Corp. *	24,476	121,401
Mentor Graphics Corp. *	26,155	238,011
Synopsys, Inc. *	42,240	980,390
Teleflex, Inc.	11,512	651,004
Thomas & Betts Corp. *	14,862	596,709
Vishay Intertechnology, Inc. *	53,891	492,025
Zebra Technologies Corp., Class A *	19,825	660,569

		9,189,875

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 1.67%
Energen Corp.	20,923	$1,255,380
Energy East Corp.	46,133	1,229,444
MDU Resources Group, Inc.	53,160	1,395,982
SCANA Corp.	34,004	1,287,731

		5,168,537
Financial Services - 2.66%
AmeriCredit Corp. * (a)	33,274	478,480
Broadridge Financial Solutions, Inc.	40,636	778,179
Eaton Vance Corp.	36,023	1,147,333
Fidelity National Financial, Inc., Class A	62,866	1,107,070
GATX Corp.	13,966	502,497
IndyMac Bancorp, Inc. (a)	23,460	144,279
Jefferies Group, Inc.	32,574	578,189
MoneyGram International, Inc. (a)	24,089	88,166
Raymond James Financial, Inc.	27,643	621,138
SEI Investments Company	36,819	920,843
Synovus Financial Corp.	95,734	1,103,813
Waddell & Reed Financial, Inc., Class A	24,321	762,220

		8,232,207
Food & Beverages - 1.56%
Corn Products International, Inc.	21,812	800,719
Hansen Natural Corp. *	17,480	725,420
Hormel Foods Corp.	21,090	861,737
J.M. Smucker Company	16,769	858,405
PepsiAmericas, Inc.	17,454	441,586
Smithfield Foods, Inc. *	34,055	938,215
Tootsie Roll Industries, Inc. (a)	7,847	190,133

		4,816,215
Forest Products - 0.31%
Rayonier, Inc.	22,747	967,885

Funeral Services - 0.29%
Service Corporation International	83,972	906,898

Furniture & Fixtures - 0.06%
Furniture Brands International, Inc. (a)	14,136	183,768

Gas & Pipeline Utilities - 2.23%
AGL Resources, Inc.	22,319	774,023
Aquila, Inc. *	109,565	357,182
Equitable Resources, Inc.	35,460	2,185,045
National Fuel Gas Company	24,329	1,144,679
ONEOK, Inc.	30,236	1,408,091
Vectren Corp.	22,302	574,723
WGL Holdings, Inc.	14,413	449,541

		6,893,284
Healthcare Products - 4.81%
Advanced Medical Optics, Inc. * (a)	17,639	403,580
Beckman Coulter, Inc.	18,284	1,234,170
DENTSPLY International, Inc.	44,143	1,723,343
Edwards Lifesciences Corp. *	16,528	720,786
Gen-Probe, Inc. *	15,680	749,661
Henry Schein, Inc. *	26,097	1,561,123
Hillenbrand Industries, Inc.	18,068	948,028
Hologic, Inc. *	36,533	2,203,305
Intuitive Surgical, Inc. *	11,137	3,139,743

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Kinetic Concepts, Inc. *	15,750	$809,392
ResMed, Inc. *	22,531	912,280
STERIS Corp.	18,484	455,076

		14,860,487
Healthcare Services - 2.21%
Apria Healthcare Group, Inc. *	12,743	276,651
Cerner Corp. *	19,343	840,453
Covance, Inc. *	18,608	1,570,701
Health Net, Inc. *	32,122	1,411,441
Kindred Healthcare, Inc. *	8,705	183,588
Lincare Holdings, Inc. *	23,367	759,428
Omnicare, Inc.	35,424	743,196
Psychiatric Solutions, Inc. *	16,017	453,121
WellCare Health Plans, Inc. *	12,156	580,327

		6,818,906
Homebuilders - 0.80%
Hovnanian Enterprises, Inc., Class A * (a)	10,697	97,450
M.D.C. Holdings, Inc.	10,154	425,250
NVR, Inc. * (a)	1,497	809,398
Ryland Group, Inc. (a)	12,266	347,005
Toll Brothers, Inc. *	37,006	784,897

		2,464,000
Hotels & Restaurants - 0.95%
Bob Evans Farms, Inc.	9,647	279,281
Boyd Gaming Corp. (a)	16,368	345,201
Brinker International, Inc.	30,682	565,776
CBRL Group, Inc.	6,924	252,172
Chipotle Mexican Grill, Inc., Class A * (a)	9,591	952,386
Ruby Tuesday, Inc.	15,069	107,141
The Cheesecake Factory, Inc. * (a)	20,783	434,572

		2,936,529
Household Products - 1.09%
Blyth, Inc.	7,035	139,504
Church & Dwight, Inc.	19,229	1,027,982
Energizer Holdings, Inc. *	16,725	1,552,582
Tupperware Brands Corp.	17,955	654,998

		3,375,066
Industrial Machinery - 3.86%
AGCO Corp. *	26,694	1,731,373
Crane Company	14,894	614,080
Donaldson Company, Inc.	20,776	875,916
Flowserve Corp.	16,654	1,813,621
FMC Technologies, Inc. *	37,916	2,148,321
Graco, Inc.	18,331	636,269
Grant Prideco, Inc. *	37,022	1,868,500
IDEX Corp.	23,752	716,360
Kennametal, Inc.	22,725	690,158
Lincoln Electric Holdings, Inc.	12,568	843,815

		11,938,413
Industrials - 0.93%
Fastenal Company (a)	36,730	1,493,442
Harsco Corp.	24,545	1,386,547

		2,879,989

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance - 3.81%
American Financial Group, Inc.	21,193	$548,263
Arthur J. Gallagher & Company	27,369	645,908
Brown & Brown, Inc.	33,219	592,295
Commerce Group, Inc.	12,618	457,276
Everest Re Group, Ltd.	18,414	1,783,948
First American Corp.	26,716	930,518
Hanover Insurance Group, Inc.	15,133	661,161
HCC Insurance Holdings, Inc.	33,489	805,745
Horace Mann Educators Corp.	12,633	219,562
Mercury General Corp.	10,367	472,735
Old Republic International Corp.	67,155	921,367
PMI Group, Inc.	23,644	171,892
Protective Life Corp.	20,446	789,011
Radian Group, Inc. (a)	23,433	166,843
Stancorp Financial Group, Inc.	14,433	708,516
Unitrin, Inc.	15,101	537,596
W.R. Berkley Corp.	46,963	1,352,065

		11,764,701
Internet Retail - 0.14%
Netflix, Inc. * (a)	13,995	441,962

Internet Software - 0.80%
Digital River, Inc. *	11,779	384,349
F5 Networks, Inc. *	24,745	548,349
McAfee, Inc. *	46,417	1,544,294

		2,476,992
Leisure Time - 0.43%
Callaway Golf Company	19,320	294,437
International Speedway Corp., Class A	9,016	359,197
Life Time Fitness, Inc. * (a)	9,801	284,817
Scientific Games Corp., Class A *	18,946	391,614

		1,330,065
Life Sciences - 0.44%
Pharmaceutical Product Development, Inc.	30,497	1,374,500

Manufacturing - 2.30%
AptarGroup, Inc.	19,917	746,489
Carlisle Companies, Inc.	18,075	660,280
Lancaster Colony Corp.	6,273	232,916
Mine Safety Appliances Company	8,519	341,697
Nordson Corp.	9,840	505,678
Pentair, Inc.	28,992	945,719
Roper Industries, Inc.	25,730	1,451,172
SPX Corp.	15,271	1,562,223
Trinity Industries, Inc.	23,753	669,122

		7,115,296
Medical-Hospitals - 1.07%
Community Health Systems, Inc. *	27,863	865,704
Health Management Associates, Inc., Class A *	70,730	378,406
LifePoint Hospitals, Inc. *	16,935	424,391
Universal Health Services, Inc., Class B	15,696	838,480
VCA Antech, Inc. *	24,557	788,525

		3,295,506
Metal & Metal Products - 1.08%
Commercial Metals Company	34,571	1,053,033

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products (continued)
Matthews International Corp., Class A	9,040	$405,534
Reliance Steel & Aluminum Company	18,975	1,052,354
Timken Company	27,919	841,199

		3,352,120
Mining - 0.47%
Cleveland-Cliffs, Inc.	12,193	1,456,576

Mobile Homes - 0.10%
Thor Industries, Inc.	10,096	307,726

Newspapers - 0.04%
Lee Enterprises, Inc. (a)	11,578	119,369

Office Furnishings & Supplies - 0.29%
Herman Miller, Inc.	16,500	492,195
HNI Corp. (a)	13,409	396,370

		888,565
Paper - 0.29%
Potlatch Corp.	11,422	471,386
Temple-Inland, Inc.	30,916	424,477

		895,863
Petroleum Services - 2.03%
Exterran Holdings, Inc. *	19,156	1,334,215
Helmerich & Payne, Inc.	30,167	1,352,387
Pride International, Inc. *	48,649	1,724,120
Superior Energy Services, Inc. *	23,462	954,669
Tidewater, Inc.	15,991	897,895

		6,263,286
Pharmaceuticals - 1.24%
Endo Pharmaceutical Holdings, Inc. *	39,089	1,026,477
Medicis Pharmaceutical Corp., Class A	16,399	336,344
Par Pharmaceutical Companies, Inc. *	9,858	174,388
PDL BioPharma, Inc. *	34,132	545,429
Sepracor, Inc. *	32,557	698,999
Valeant Pharmaceuticals International *	26,520	364,650
Vertex Pharmaceuticals, Inc. *	38,560	674,800

		3,821,087
Publishing - 0.42%
American Greetings Corp., Class A	15,210	286,252
John Wiley & Sons, Inc., Class A	13,114	478,399
Media General, Inc., Class A (a)	6,590	102,804
Scholastic Corp. *	7,618	265,640
Valassis Communications, Inc. *	13,970	156,743

		1,289,838
Railroads & Equipment - 0.42%
Kansas City Southern *	22,408	802,207
Wabtec Corp.	14,212	491,877

		1,294,084
Real Estate - 5.43%
Alexandria Real Estate Equities, Inc., REIT	9,291	852,914
AMB Property Corp., REIT	28,865	1,448,446
BRE Properties, Inc., Class A, REIT	14,801	637,331
Camden Property Trust, REIT	16,190	768,863
Cousins Properties, Inc., REIT (a)	10,883	264,022
Duke Realty Corp., REIT	42,437	972,656

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Equity One, Inc., REIT	10,768	$230,435
Federal Realty Investment Trust, REIT	16,505	1,183,078
Health Care, Inc., REIT (a)	24,741	1,018,339
Highwoods Properties, Inc., REIT	16,660	491,137
Hospitality Properties Trust, REIT	27,366	994,207
Jones Lang LaSalle, Inc.	10,794	824,554
Liberty Property Trust, REIT	26,679	792,633
Mack-California Realty Corp., REIT	19,794	682,695
Nationwide Health Properties, Inc., REIT	27,088	821,579
Realty Income Corp., REIT (a)	29,459	677,852
Regency Centers Corp., REIT	20,290	1,204,211
The Macerich Company, REIT	21,136	1,352,704
UDR, Inc., REIT	39,107	874,041
Weingarten Realty Investors, REIT	22,072	708,732

		16,800,429
Retail Grocery - 0.11%
Ruddick Corp.	10,850	349,912

Retail Trade - 4.90%
99 Cents Only Stores *	13,681	127,097
Advance Auto Parts, Inc.	29,190	979,033
Aeropostale, Inc. *	19,509	524,012
American Eagle Outfitters, Inc.	62,362	1,332,676
AnnTaylor Stores Corp. *	17,883	429,550
Barnes & Noble, Inc.	14,022	394,299
BJ's Wholesale Club, Inc. *	18,679	589,509
Borders Group, Inc. (a)	17,124	158,568
CarMax, Inc. * (a)	63,522	1,166,264
Charming Shoppes, Inc. *	34,012	187,406
Chico's FAS, Inc. *	51,342	477,994
Coldwater Creek, Inc. * (a)	17,451	96,504
Collective Brands, Inc. *	19,093	301,097
Dick's Sporting Goods, Inc. *	24,266	669,256
Dollar Tree Stores, Inc. *	26,800	719,044
Foot Locker, Inc.	45,024	553,795
MSC Industrial Direct Company, Inc., Class A	13,860	562,439
NBTY, Inc. *	16,360	467,242
Pacific Sunwear of California, Inc. *	20,615	230,063
PetSmart, Inc.	37,499	807,353
Regis Corp.	12,847	321,817
Rent-A-Center, Inc. *	19,495	334,339
Ross Stores, Inc.	39,486	1,099,685
Saks, Inc. *	41,312	642,815
United Rentals, Inc. *	22,003	442,260
Urban Outfitters, Inc. *	32,904	946,977
Williams-Sonoma, Inc. (a)	25,662	599,464

		15,160,558
Sanitary Services - 1.14%
Aqua America, Inc. (a)	38,837	739,456
Republic Services, Inc.	46,841	1,430,056
Stericycle, Inc. *	25,330	1,365,034

		3,534,546
Semiconductors - 2.21%
Atmel Corp. *	130,899	425,422
Cree, Inc. * (a)	24,856	768,050
Cypress Semiconductor Corp. *	46,399	1,008,714

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Fairchild Semiconductor International, Inc. *	36,265	$404,355
Integrated Device Technology, Inc. *	55,416	464,940
International Rectifier Corp. *	21,136	481,267
Intersil Corp., Class A	38,159	887,960
Lam Research Corp. *	36,361	1,463,167
Semtech Corp. *	18,719	238,480
Silicon Laboratories, Inc. *	16,067	497,274
Triquint Semiconductor, Inc. *	41,217	194,544

		6,834,173
Software - 1.19%
ACI Worldwide, Inc. *	10,424	184,088
Activision, Inc. *	84,907	2,313,716
Advent Software, Inc. *	5,215	234,362
Macrovision Corp. *	15,457	236,338
Sybase, Inc. *	26,136	695,740

		3,664,244
Steel - 0.93%
Carpenter Technology Corp.	14,325	900,040
Steel Dynamics, Inc.	28,138	1,639,320
Worthington Industries, Inc. (a)	19,169	337,182

		2,876,542
Telecommunications Equipment &
Services - 0.98%
ADC Telecommunications, Inc. *	34,248	468,170
ADTRAN, Inc.	17,019	313,490
CommScope, Inc. *	19,418	813,226
NeuStar, Inc., Class A *	22,415	575,169
Plantronics, Inc.	14,163	267,114
Polycom, Inc. *	26,456	576,741

		3,013,910
Telephone - 0.72%
Cincinnati Bell, Inc. *	72,318	280,594
Harris Corp.	39,946	1,950,563

		2,231,157
Tobacco - 0.15%
Universal Corp.	7,973	453,743

Transportation - 0.54%
Alexander & Baldwin, Inc.	12,472	549,267
Con-way, Inc.	13,160	596,280
Overseas Shipholding Group, Inc.	8,424	528,353

		1,673,900
Trucking & Freight - 0.66%
J.B. Hunt Transport Services, Inc.	25,517	698,400
Oshkosh Truck Corp.	21,631	866,754
Werner Enterprises, Inc.	13,149	233,921
YRC Worldwide, Inc. *	16,506	227,123

		2,026,198

TOTAL COMMON STOCKS (Cost $321,875,203)		$301,229,659

SHORT TERM INVESTMENTS - 7.88%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$20,074,110	$20,074,110

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Lloyds Bank PLC
3.07% due 03/03/2008	$4,311,000	$4,310,266

TOTAL SHORT TERM INVESTMENTS
(Cost $24,384,375)		$24,384,376

Total Investments (Mid Cap Index Fund)
(Cost $346,259,578) - 105.31%		$325,614,035
Liabilities in Excess of Other Assets - (5.31)%		(16,429,072)

TOTAL NET ASSETS - 100.00%		$309,184,963

Mid Cap Intersection Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.09%

Aerospace - 1.52%
Alliant Techsystems, Inc. *	11,900	$1,248,786
Curtiss-Wright Corp.	19,600	824,376
Teledyne Technologies, Inc. *	16,300	723,720
Woodward Governor Company	68,200	1,948,474

		4,745,356
Air Travel - 0.43%
SkyWest, Inc.	60,100	1,329,412

Apparel & Textiles - 0.49%
Crocs, Inc. *	21,400	520,448
The Warnaco Group, Inc. *	26,820	1,007,359

		1,527,807
Auto Parts - 0.79%
BorgWarner, Inc.	57,400	2,474,514

Banking - 0.68%
Commerce Bancorp, Inc.	39,400	1,488,532
Huntington BancShares, Inc.	3,000	36,660
Sovereign Bancorp, Inc.	52,900	583,487

		2,108,679
Biotechnology - 2.40%
Bio-Rad Laboratories, Inc., Class A *	10,900	1,029,396
Cephalon, Inc. *	66,445	4,009,292
Millennium Pharmaceuticals, Inc. *	174,785	2,445,242

		7,483,930
Building Materials & Construction - 0.67%
Foster Wheeler, Ltd. *	12,200	798,490
Lennox International, Inc.	34,700	1,306,108

		2,104,598
Business Services - 3.14%
Deluxe Corp.	51,900	1,081,077
DST Systems, Inc. *	55,068	3,869,078
Manpower, Inc.	85,519	4,848,927

		9,799,082
Cellular Communications - 0.82%
Telephone & Data Systems, Inc.	54,407	2,551,688

Chemicals - 4.22%
Celanese Corp., Series A	31,400	1,221,460

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
CF Industries Holdings, Inc.	45,300	$5,530,224
FMC Corp.	43,418	2,457,893
Lubrizol Corp.	21,807	1,271,348
Terra Industries, Inc. *	40,400	1,826,484
W. R. Grace & Company *	40,800	866,184

		13,173,593
Commercial Services - 0.30%
Shaw Group, Inc. *	14,540	936,085

Computers & Business Equipment - 1.64%
Avocent Corp. *	32,200	538,706
Ingram Micro, Inc., Class A *	187,701	2,866,194
Tech Data Corp. *	16,900	563,615
Western Digital Corp. *	37,300	1,151,451

		5,119,966
Containers & Glass - 1.48%
Owens-Illinois, Inc. *	81,500	4,600,675

Crude Petroleum & Natural Gas - 5.37%
Cimarex Energy Company	34,489	1,817,570
Noble Energy, Inc.	99,612	7,709,969
Sunoco, Inc.	16,400	1,001,712
Unit Corp. *	89,900	4,957,985
W&T Offshore, Inc.	35,400	1,255,992

		16,743,228
Domestic Oil - 1.80%
Denbury Resources, Inc. *	65,000	2,072,850
Encore Aquisition Company *	26,045	958,456
Frontier Oil Corp.	52,900	1,889,059
St. Mary Land & Exploration Company	18,600	685,968

		5,606,333
Drugs & Health Care - 0.98%
Perrigo Company	70,140	2,344,079
XenoPort, Inc. *	14,000	716,380

		3,060,459
Educational Services - 1.73%
Apollo Group, Inc., Class A *	11,900	730,422
DeVry, Inc.	32,300	1,419,262
ITT Educational Services, Inc. *	58,673	3,239,923

		5,389,607
Electrical Equipment - 0.36%
GrafTech International, Ltd. *	21,778	348,884
Wesco International, Inc. *	19,500	780,000

		1,128,884
Electrical Utilities - 2.45%
CenterPoint Energy, Inc.	96,900	1,422,492
Northeast Utilities	149,700	3,797,889
Pepco Holdings, Inc.	95,285	2,407,852

		7,628,233
Electronics - 3.42%
Amphenol Corp., Class A	64,452	2,382,790
Arrow Electronics, Inc. *	35,614	1,161,373
Avnet, Inc. *	59,631	2,010,161
Belden, Inc.	29,800	1,171,140

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Mentor Graphics Corp. *	72,967	$664,000
Synopsys, Inc. *	40,300	935,363
Teleflex, Inc.	23,338	1,319,764
Vishay Intertechnology, Inc. *	113,400	1,035,342

		10,679,933
Energy - 3.20%
Energen Corp.	86,500	5,190,000
MDU Resources Group, Inc.	156,253	4,103,204
SCANA Corp.	18,000	681,660

		9,974,864
Financial Services - 3.80%
Affiliated Managers Group, Inc. *	45,300	4,364,655
CIT Group, Inc.	25,900	575,498
GAMCO Investors, Inc.	9,070	508,102
UMB Financial Corp.	100,400	3,843,312
Waddell & Reed Financial, Inc., Class A	82,030	2,570,820

		11,862,387
Food & Beverages - 1.18%
Hansen Natural Corp. *	17,500	726,250
Hormel Foods Corp.	37,100	1,515,906
Pepsi Bottling Group, Inc.	41,900	1,425,019

		3,667,175
Gas & Pipeline Utilities - 2.80%
Global Industries, Ltd. *	47,190	868,768
National Fuel Gas Company	25,400	1,195,070
Questar Corp.	49,300	2,723,825
UGI Corp.	153,490	3,930,879

		8,718,542
Healthcare Products - 2.02%
Beckman Coulter, Inc.	56,192	3,792,960
Hologic, Inc. *	10,000	603,100
Intuitive Surgical, Inc. *	6,700	1,888,864

		6,284,924
Healthcare Services - 3.32%
Coventry Health Care, Inc. *	80,900	4,196,283
Health Net, Inc. *	117,233	5,151,218
Kindred Healthcare, Inc. *	47,040	992,074

		10,339,575
Homebuilders - 0.14%
NVR, Inc. *	800	432,544

Hotels & Restaurants - 0.45%
Darden Restaurants, Inc.	46,000	1,418,180

Household Products - 1.88%
Church & Dwight, Inc.	35,130	1,878,050
Newell Rubbermaid, Inc.	49,300	1,119,110
Tempur-Pedic International, Inc.	60,900	1,060,878
Tupperware Brands Corp.	49,600	1,809,408

		5,867,446
Industrial Machinery - 3.57%
AGCO Corp. *	45,499	2,951,065
Crane Company	10,500	432,915
Dresser-Rand Group, Inc. *	29,700	1,011,879

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

Industrial Machinery (continued)
Gardner Denver, Inc. *	78,000	$2,878,980
The Manitowoc Company, Inc.	65,600	2,672,544
W.W. Grainger, Inc.	16,000	1,178,560

		11,125,943
Industrials - 0.55%
Harsco Corp.	30,317	1,712,607

Insurance - 5.25%
Allied World Assurance Holdings, Ltd.	86,100	3,749,655
Assurant, Inc.	36,600	2,289,330
Axis Capital Holdings, Ltd.	131,400	4,844,718
Everest Re Group, Ltd.	56,776	5,500,459

		16,384,162
Internet Retail - 0.91%
Netflix, Inc. *	89,697	2,832,631

Internet Software - 0.83%
McAfee, Inc. *	77,849	2,590,036

Leisure Time - 0.55%
Callaway Golf Company	71,800	1,094,232
Regal Entertainment Group, Class A	31,200	615,576

		1,709,808
Manufacturing - 1.84%
Acuity Brands, Inc.	32,660	1,450,430
Barnes Group, Inc.	34,800	791,352
Ceradyne, Inc. *	21,470	667,932
SPX Corp.	27,800	2,843,940

		5,753,654
Medical-Hospitals - 1.28%
LifePoint Hospitals, Inc. *	88,695	2,222,697
Universal Health Services, Inc., Class B	33,100	1,768,202

		3,990,899
Metal & Metal Products - 2.95%
Commercial Metals Company	49,455	1,506,399
Precision Castparts Corp.	53,519	5,907,962
Reliance Steel & Aluminum Company	32,247	1,788,419

		9,202,780
Mining - 1.07%
Cleveland-Cliffs, Inc.	27,900	3,332,934

Office Furnishings & Supplies - 0.18%
Herman Miller, Inc.	18,534	552,869

Petroleum Services - 2.39%
Pride International, Inc. *	105,594	3,742,251
SEACOR Holdings, Inc. *	21,900	2,102,181
Superior Energy Services, Inc. *	39,700	1,615,393

		7,459,825
Pharmaceuticals - 2.44%
Alkermes, Inc. *	134,900	1,745,606
Amylin Pharmaceuticals, Inc. *	81,200	2,149,364
Barr Pharmaceuticals, Inc. *	20,900	985,435
Par Pharmaceutical Companies, Inc. *	24,300	429,867
Vertex Pharmaceuticals, Inc. *	64,322	1,125,635

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. *	42,500	$1,181,925

		7,617,832
Publishing - 0.54%
American Greetings Corp., Class A	52,300	984,286
Scholastic Corp. *	19,800	690,426

		1,674,712
Real Estate - 3.20%
Annaly Capital Management, Inc., REIT	97,400	2,015,206
Douglas Emmett, Inc., REIT	62,200	1,318,018
Duke Realty Corp., REIT	83,700	1,918,404
Forest City Enterprises, Inc., Class A	33,800	1,188,070
Host Hotels & Resorts, Inc., REIT	109,700	1,776,043
Sunstone Hotel Investors, Inc., REIT	113,000	1,769,580

		9,985,321
Retail Grocery - 0.83%
Ruddick Corp.	23,500	757,875
SUPERVALU, Inc.	69,400	1,821,750

		2,579,625
Retail Trade - 5.81%
Abercrombie & Fitch Company, Class A	48,400	3,752,452
Aeropostale, Inc. *	71,427	1,918,529
American Eagle Outfitters, Inc.	81,615	1,744,113
BJ's Wholesale Club, Inc. *	97,200	3,067,632
Dollar Tree Stores, Inc. *	56,026	1,503,178
Fossil, Inc. *	18,800	604,984
GameStop Corp., Class A *	58,070	2,459,845
J. Crew Group, Inc. *	53,100	2,126,655
Longs Drug Stores Corp.	19,730	947,632

		18,125,020
Semiconductors - 3.61%
Emulex Corp. *	52,800	785,664
Lam Research Corp. *	160,672	6,465,441
MKS Instruments, Inc. *	43,400	871,906
ON Semiconductor Corp. *	80,100	480,600
Varian Semiconductor Equipment
Associates, Inc. *	78,300	2,644,974

		11,248,585
Software - 1.07%
Autodesk, Inc. *	16,400	509,876
BMC Software, Inc. *	40,100	1,294,428
Sybase, Inc. *	58,099	1,546,595

		3,350,899
Steel - 1.27%
Steel Dynamics, Inc.	67,900	3,955,854

Telecommunications Equipment &
Services - 1.70%
CommScope, Inc. *	93,340	3,909,079
NeuStar, Inc., Class A *	53,797	1,380,431

		5,289,510
Telephone - 1.33%
CenturyTel, Inc.	57,900	2,095,401

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Harris Corp.	41,928	$2,047,344

		4,142,745
Toys, Amusements & Sporting Goods - 0.40%
Hasbro, Inc.	48,900	1,260,153

Transportation - 0.33%
Overseas Shipholding Group, Inc.	16,400	1,028,608

Trucking & Freight - 0.71%
Landstar Systems, Inc.	20,900	969,342
Werner Enterprises, Inc.	69,620	1,238,540

		2,207,882

TOTAL COMMON STOCKS (Cost $330,158,099)		$305,872,593

REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$2,687,526 on 03/03/2008,
collateralized by $2,365,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at $2,743,400,
including interest)	$2,687,000	$2,687,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,687,000)		$2,687,000

Total Investments (Mid Cap Intersection Fund)
(Cost $332,845,099) - 98.95%		$308,559,593
Other Assets in Excess of Liabilities - 1.05%		3,274,816

TOTAL NET ASSETS - 100.00%		$311,834,409

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.01%

Advertising - 1.96%
Focus Media Holding, Ltd., ADR *	255,100	$12,849,387

Aerospace - 1.10%
Teledyne Technologies, Inc. *	163,000	7,237,200

Apparel & Textiles - 1.43%
Bosideng International Holdings, Ltd. *	11,443,300	2,294,160
Liz Claiborne, Inc.	182,600	3,246,628
Tod's SpA	62,688	3,853,861

		9,394,649
Auto Parts - 0.75%
LKQ Corp. *	231,100	4,908,564

Automobiles - 0.94%
PACCAR, Inc.	142,100	6,164,298

Banking - 1.35%
Julius Baer Holding AG	98,811	7,294,902
Sovereign Bancorp, Inc.	141,231	1,557,778

		8,852,680

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology - 2.70%
Cephalon, Inc. *	140,177	$8,458,280
Charles River Laboratories International, Inc. *	157,600	9,232,208

		17,690,488
Business Services - 4.11%
DST Systems, Inc. *	74,800	5,255,448
Global Payments, Inc.	89,500	3,550,465
Iron Mountain, Inc. *	236,600	7,116,928
Net 1 UEPS Technologies, Inc. *	255,700	7,440,870
Sotheby's	106,900	3,604,668

		26,968,379
Chemicals - 3.28%
FMC Corp.	130,600	7,393,266
Hercules, Inc.	192,400	3,524,768
Kingboard Chemical Holdings, Ltd.	1,327,600	5,900,953
Terra Industries, Inc. *	104,100	4,706,361

		21,525,348
Coal - 3.27%
Arch Coal, Inc.	223,300	11,408,397
CONSOL Energy, Inc.	132,200	10,044,556

		21,452,953
Computers & Business Equipment - 1.32%
Network Appliance, Inc. *	398,700	8,619,894

Containers & Glass - 2.56%
Owens-Illinois, Inc. *	112,760	6,365,302
Rexam PLC	806,381	7,019,951
Sealed Air Corp.	139,300	3,372,453

		16,757,706
Crude Petroleum & Natural Gas - 6.50%
Chesapeake Energy Corp.	264,928	11,980,044
EOG Resources, Inc.	112,900	13,433,971
Forest Oil Corp. *	146,300	7,216,979
Ultra Petroleum Corp. *	127,500	10,004,925

		42,635,919
Drugs & Health Care - 1.25%
Shionogi & Company, Ltd.	408,947	7,010,638
Zymogenetics, Inc. *	118,000	1,178,820

		8,189,458
Educational Services - 1.02%
Apollo Group, Inc., Class A *	108,500	6,659,730

Electrical Equipment - 1.58%
FLIR Systems, Inc. *	363,700	10,350,902

Electronics - 0.63%
Safran SA	205,895	4,120,475

Energy - 1.43%
Covanta Holding Corp. *	326,500	9,364,020

Financial Services - 4.96%
Interactive Data Corp.	299,900	8,775,074
Invesco, Ltd.	290,700	7,444,827
MF Global, Ltd. *	305,550	5,362,402
Western Union Company	526,210	10,945,168

		32,527,471

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 4.60%
Hologic, Inc. * (a)	105,900	$6,386,829
Mindray Medical International, Ltd., ADR (a)	186,700	6,851,890
St. Jude Medical, Inc. *	193,700	8,325,226
The Medicines Company *	102,639	1,976,827
Zimmer Holdings, Inc. *	88,000	6,625,520

		30,166,292
Healthcare Services - 3.91%
Coventry Health Care, Inc. *	153,400	7,956,858
Health Net, Inc. *	173,300	7,614,802
McKesson Corp.	171,300	10,065,588

		25,637,248
Household Products - 2.57%
Jarden Corp. *	421,368	10,150,755
Newell Rubbermaid, Inc.	295,500	6,707,850

		16,858,605
Industrial Machinery - 4.06%
Cummins, Inc.	170,600	8,594,828
Flowserve Corp.	83,600	9,104,040
Pall Corp.	225,600	8,881,872

		26,580,740
Internet Service Provider - 1.02%
Equinix, Inc. * (a)	96,700	6,706,145

Internet Software - 2.65%
McAfee, Inc. *	245,000	8,151,150
VeriSign, Inc. *	265,500	9,239,400

		17,390,550
Leisure Time - 0.90%
DreamWorks Animation SKG, Inc., Class A *	233,239	5,919,606

Life Sciences - 1.11%
Pharmaceutical Product Development, Inc.	161,000	7,256,270

Manufacturing - 2.22%
Mine Safety Appliances Company (a)	171,388	6,874,373
Snap-on, Inc.	154,000	7,687,680

		14,562,053
Metal & Metal Products - 1.39%
Cameco Corp.	232,852	9,139,441

Mining - 2.31%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	77,830	7,849,934
Kinross Gold Corp. *	293,000	7,266,400

		15,116,334
Pharmaceuticals - 4.13%
Alkermes, Inc. *	217,201	2,810,581
Amylin Pharmaceuticals, Inc. *	187,567	4,964,898
Auxilium Pharmaceuticals, Inc. *	111,800	3,582,072
Barr Pharmaceuticals, Inc. *	125,220	5,904,123
Elan Corp. PLC, SADR *	289,300	6,587,361
Regeneron Pharmaceuticals, Inc. *	162,900	3,220,533

		27,069,568
Retail Trade - 4.77%
BJ's Wholesale Club, Inc. *	311,610	9,834,412

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Dick's Sporting Goods, Inc. *	258,100	$7,118,398
Kohl's Corp. *	152,600	6,781,544
The Gap, Inc.	373,400	7,531,478

		31,265,832
Semiconductors - 3.30%
Lam Research Corp. *	120,700	4,856,968
Marvell Technology Group, Ltd. *	534,310	6,043,046
MEMC Electronic Materials, Inc. *	82,900	6,323,612
NVIDIA Corp. *	207,100	4,429,869

		21,653,495
Software - 4.47%
BMC Software, Inc. *	196,500	6,343,020
Citrix Systems, Inc. *	235,200	7,745,136
Nuance Communications, Inc. *	454,700	7,479,815
UbiSoft Entertainment SA *	91,920	7,725,683

		29,293,654
Steel - 1.23%
United States Steel Corp.	74,200	8,046,990

Telecommunications Equipment &
Services - 1.15%
NICE Systems, Ltd., ADR *	234,100	7,556,748

Toys, Amusements & Sporting Goods - 1.14%
Marvel Entertainment, Inc. * (a)	297,600	7,484,640

Transportation - 2.17%
Aircastle, Ltd.	282,100	5,811,260
C.H. Robinson Worldwide, Inc.	102,400	5,198,848
Con-way, Inc.	70,700	3,203,417

		14,213,525
Travel Services - 0.77%
Ctrip.com International, Ltd., ADR	82,900	5,025,398

TOTAL COMMON STOCKS (Cost $585,538,137)		$603,212,655

SHORT TERM INVESTMENTS - 3.35%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$22,000,487	$22,000,487

TOTAL SHORT TERM INVESTMENTS
(Cost $22,000,487)		$22,000,487

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.58%
Merrill Lynch Tri-Party Repurchase
Agreement dated 02/29/2008 at
3.20% to be repurchased at
$49,713,253 on 03/03/2008,
collateralized by $60,605,000
Federal National Mortgage
Association, 5.00% due
02/01/2036 (valued at
$59,360,295, including interest)	$49,700,000	$49,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,700,000)		$49,700,000

Total Investments (Mid Cap Stock Fund)
(Cost $657,238,624) - 102.94%		$674,913,142
Liabilities in Excess of Other Assets - (2.94)%		(19,302,693)

TOTAL NET ASSETS - 100.00%		$655,610,449

Mid Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.58%

Advertising - 3.04%
Interpublic Group of Companies, Inc. *	864,606	$7,452,904

Agriculture - 1.61%
Monsanto Company	11,296	1,306,721
The Mosaic Company *	23,829	2,652,168

		3,958,889
Auto Parts - 2.11%
ArvinMeritor, Inc.	99,900	1,127,871
Genuine Parts Company	98,393	4,058,711

		5,186,582
Banking - 0.66%
Comerica, Inc.	8,200	297,168
Fifth Third Bancorp	19,300	441,970
M&T Bank Corp.	4,700	385,776
Zions Bancorp	10,200	487,050

		1,611,964
Building Materials & Construction - 1.22%
KBR, Inc. *	65,831	2,194,147
Owens Corning, Inc. *	42,200	795,892

		2,990,039
Business Services - 4.78%
Arbitron, Inc. (a)	61,200	2,565,504
Cadence Design Systems, Inc. *	137,529	1,460,558
R.H. Donnelley Corp. *	244,753	1,735,299
R.R. Donnelley & Sons Company	187,076	5,954,629

		11,715,990
Chemicals - 3.88%
Chemtura Corp.	376,031	3,106,016
Eastman Chemical Company	78,062	5,137,260
Valspar Corp.	58,600	1,271,034

		9,514,310

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Containers & Glass - 3.91%
Ball Corp.	111,622	$4,922,530
Pactiv Corp. *	183,973	4,658,197

		9,580,727
Crude Petroleum & Natural Gas - 2.15%
EOG Resources, Inc.	44,315	5,273,042

Domestic Oil - 1.88%
Range Resources Corp.	75,600	4,625,208

Electrical Equipment - 1.14%
Hubbell, Inc., Class B	61,437	2,787,397

Electrical Utilities - 7.14%
Ameren Corp.	131,642	5,621,113
CMS Energy Corp.	362,423	5,215,267
Northeast Utilities	226,421	5,744,301
Puget Energy, Inc.	34,957	933,352

		17,514,033
Food & Beverages - 5.35%
Coca-Cola Enterprises, Inc.	223,915	5,470,243
Dean Foods Company *	166,800	3,589,536
Smithfield Foods, Inc. *	147,800	4,071,890

		13,131,669
Gas & Pipeline Utilities - 4.53%
NiSource, Inc.	353,051	6,068,947
Southwest Gas Corp.	39,645	1,014,515
Transocean, Inc. *	28,771	4,042,613

		11,126,075
Healthcare Products - 1.13%
Covidien, Ltd.	64,600	2,764,234

Healthcare Services - 0.79%
Healthsouth Corp. * (a)	120,900	1,944,072

Hotels & Restaurants - 1.16%
Brinker International, Inc.	154,698	2,852,631

Household Products - 0.76%
Newell Rubbermaid, Inc.	81,779	1,856,383

Industrial Machinery - 1.83%
Cummins, Inc.	49,668	2,502,274
W.W. Grainger, Inc.	27,088	1,995,302

		4,497,576
Insurance - 5.44%
ACE, Ltd.	56,563	3,181,103
Aetna, Inc.	35,928	1,782,029
Conseco, Inc. *	324,163	3,802,432
PartnerRe, Ltd.	59,615	4,583,797

		13,349,361
Internet Software - 2.99%
McAfee, Inc. *	206,854	6,882,033
Openwave Systems, Inc. *	216,000	444,960

		7,326,993
Manufacturing - 2.19%
Pentair, Inc.	28,900	942,718

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Snap-on, Inc.	88,734	$4,429,601

		5,372,319
Metal & Metal Products - 1.80%
Timken Company	146,244	4,406,332

Office Furnishings & Supplies - 1.73%
OfficeMax, Inc.	199,445	4,242,195

Paper - 1.71%
AbitibiBowater, Inc. *	172,917	1,789,691
MeadWestvaco Corp.	93,379	2,396,105

		4,185,796
Petroleum Services - 1.96%
Halliburton Company	125,633	4,811,744

Pharmaceuticals - 4.83%
King Pharmaceuticals, Inc. *	531,429	5,633,147
Mylan, Inc. (a)	524,288	6,207,570

		11,840,717
Publishing - 1.16%
Gannett Company, Inc.	55,400	1,670,310
Idearc, Inc.	246,700	1,189,094

		2,859,404
Retail Grocery - 2.76%
Safeway, Inc.	120,573	3,465,268
The Kroger Company	136,000	3,298,000

		6,763,268
Retail Trade - 2.06%
Foot Locker, Inc.	196,126	2,412,350
Macy's, Inc.	106,766	2,634,985

		5,047,335
Sanitary Services - 1.18%
Allied Waste Industries, Inc. *	279,300	2,887,962

Software - 1.57%
Sybase, Inc. *	144,456	3,845,419

Telecommunications Equipment &
Services - 8.91%
ADC Telecommunications, Inc. *	244,449	3,341,618
Embarq Corp.	165,600	6,945,264
JDS Uniphase Corp. *	603,075	7,930,436
Tellabs, Inc. *	554,311	3,647,367

		21,864,685
Telephone - 6.90%
CenturyTel, Inc.	111,853	4,047,960
Qwest Communications International, Inc.	1,466,900	7,921,260
Windstream Corp.	420,900	4,949,784

		16,919,004
Tires & Rubber - 1.32%
Goodyear Tire & Rubber Company *	120,000	3,252,000

TOTAL COMMON STOCKS (Cost $274,914,184)		$239,358,259

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 5.49%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$13,474,412	$13,474,412

TOTAL SHORT TERM INVESTMENTS
(Cost $13,474,412)		$13,474,412

REPURCHASE AGREEMENTS - 2.30%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$5,637,104 on 03/03/2008,
collateralized by $4,405,000
Federal National Mortgage
Association, 7.25% due
05/15/2030 (valued at $5,754,031,
including interest)	$5,636,000	$5,636,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,636,000)		$5,636,000

Total Investments (Mid Cap Value Fund)
(Cost $294,024,596) - 105.37%		$258,468,671
Liabilities in Excess of Other Assets - (5.37)%		(13,171,071)

TOTAL NET ASSETS - 100.00%		$245,297,600

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.49%

Advertising - 0.50%
Interpublic Group of Companies, Inc. *	75,944	$654,637

Aerospace - 1.50%
Goodrich Corp.	25,901	1,534,116
Spirit Aerosystems Holdings, Inc., Class A *	16,413	443,479

		1,977,595
Agriculture - 1.47%
The Mosaic Company *	17,443	1,941,406

Air Travel - 1.68%
AMR Corp. *	33,061	423,511
Continental Airlines, Inc., Class B *	17,005	411,181
Delta Air Lines, Inc. *	28,868	385,388
Northwest Airlines Corp. *	29,099	390,800
UAL Corp. *	5,995	181,648
US Airways Group, Inc. *	34,824	431,818

		2,224,346
Apparel & Textiles - 1.85%
Liz Claiborne, Inc.	23,602	419,644
Mohawk Industries, Inc. * (a)	8,622	615,697
VF Corp.	18,576	1,412,519

		2,447,860
Auto Parts - 2.04%
ArvinMeritor, Inc.	52,275	590,185
Genuine Parts Company	7,313	301,661
Johnson Controls, Inc.	14,972	491,980
Magna International, Inc., Class A	8,521	623,822

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts (continued)
WABCO Holdings, Inc.	16,596	$693,381

		2,701,029
Automobiles - 3.07%
Ford Motor Company *	482,217	3,148,877
General Motors Corp.	38,977	907,385

		4,056,262
Building Materials & Construction - 0.72%
Chicago Bridge & Iron Company N.V.	20,350	946,682

Business Services - 3.04%
Computer Sciences Corp. *	22,871	993,745
Deluxe Corp.	18,035	375,669
Dun & Bradstreet Corp.	5,055	441,504
Electronic Data Systems Corp.	58,250	1,008,890
Fluor Corp.	6,404	891,757
Pitney Bowes, Inc.	8,582	307,064

		4,018,629
Chemicals - 3.90%
Eastman Chemical Company	33,908	2,231,485
Lubrizol Corp.	23,880	1,392,204
PPG Industries, Inc.	24,666	1,528,799

		5,152,488
Construction & Mining Equipment - 0.48%
National Oilwell Varco, Inc. *	10,080	627,984

Construction Materials - 1.42%
Trane, Inc.	31,208	1,405,920
USG Corp. * (a)	14,002	476,488

		1,882,408
Crude Petroleum & Natural Gas - 5.65%
Chesapeake Energy Corp.	16,761	757,932
Hess Corp.	6,814	634,929
Newfield Exploration Company *	32,155	1,780,744
Pioneer Natural Resources Company	29,860	1,337,429
Southwestern Energy Company *	34,312	2,238,172
Sunoco, Inc.	11,607	708,956

		7,458,162
Electrical Equipment - 1.79%
A.O. Smith Corp.	18,678	680,440
Cooper Industries, Ltd., Class A	40,297	1,689,653

		2,370,093
Electrical Utilities - 0.96%
Consolidated Edison, Inc.	7,490	306,266
DTE Energy Company	7,824	311,474
Mirant Corp. *	8,931	330,447
Pinnacle West Capital Corp.	8,913	316,857

		1,265,044
Electronics - 2.27%
Agilent Technologies, Inc. *	31,211	955,369
Celestica, Inc. *	133,871	875,516
Flextronics International, Ltd. *	115,276	1,168,899

		2,999,784

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 1.90%
Energy East Corp.	17,908	$477,248
McDermott International, Inc. *	15,381	803,196
Sempra Energy	23,210	1,233,147

		2,513,591
Financial Services - 0.32%
Invesco, Ltd.	16,485	422,181

Forest Products - 0.81%
Rayonier, Inc.	25,182	1,071,494

Gas & Pipeline Utilities - 3.78%
El Paso Corp.	81,822	1,333,699
Enbridge, Inc. (a)	44,580	1,836,696
NiSource, Inc.	17,347	298,195
Questar Corp.	6,282	347,080
Transocean, Inc. *	8,370	1,176,069

		4,991,739
Healthcare Services - 2.07%
Health Net, Inc. *	26,843	1,179,481
Humana, Inc. *	15,907	1,086,925
McKesson Corp.	7,894	463,852

		2,730,258
Holdings Companies/Conglomerates - 1.31%
Loews Corp.	24,291	1,016,336
Textron, Inc.	13,208	715,477

		1,731,813
Homebuilders - 0.40%
Centex Corp.	5,862	130,078
D.R. Horton, Inc.	9,537	133,804
KB Home (a)	5,582	133,577
Pulte Homes, Inc.	9,326	126,274

		523,733
Household Appliances - 0.94%
Whirlpool Corp.	14,665	1,237,286

Industrial Machinery - 6.97%
AGCO Corp. *	49,479	3,209,208
Cameron International Corp. *	36,217	1,538,498
Cummins, Inc.	13,658	688,090
Ingersoll-Rand Company, Ltd., Class A	46,934	1,964,657
Terex Corp. *	7,910	533,530
The Manitowoc Company, Inc.	31,224	1,272,066

		9,206,049
Insurance - 12.96%
ACE, Ltd.	37,557	2,112,206
Ambac Financial Group, Inc. (a)	10,332	115,098
Aon Corp.	62,776	2,612,109
Axis Capital Holdings, Ltd.	38,620	1,423,919
Everest Re Group, Ltd.	35,936	3,481,480
Lincoln National Corp.	14,679	750,244
Marsh & McLennan Companies, Inc.	24,040	612,299
MBIA, Inc. (a)	15,319	198,687
PartnerRe, Ltd.	39,077	3,004,631
Willis Group Holdings, Ltd.	22,888	751,871

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
XL Capital, Ltd., Class A	56,831	$2,049,326

		17,111,870
International Oil - 1.32%
Nabors Industries, Ltd. *	13,470	424,709
Weatherford International, Ltd. *	19,231	1,325,401

		1,750,110
Internet Software - 0.80%
McAfee, Inc. *	31,621	1,052,031

Leisure Time - 3.44%
National Cinemedia, Inc.	43,094	928,676
Regal Entertainment Group, Class A (a)	58,858	1,161,268
Royal Caribbean Cruises, Ltd.	69,914	2,447,689

		4,537,633
Manufacturing - 4.55%
Eaton Corp.	36,352	2,931,062
Reddy Ice Holdings, Inc.	22,330	526,318
Rockwell Automation, Inc.	15,747	861,518
Stanley Works	34,899	1,693,998

		6,012,896
Mining - 0.94%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	12,293	1,239,872

Paper - 0.72%
MeadWestvaco Corp.	37,236	955,476

Petroleum Services - 2.07%
BJ Services Company	63,442	1,645,685
ENSCO International, Inc.	6,281	375,855
Smith International, Inc.	11,359	715,958

		2,737,498
Pharmaceuticals - 1.52%
Hospira, Inc. *	7,688	327,201
King Pharmaceuticals, Inc. *	36,580	387,748
Mylan, Inc.	109,603	1,297,700

		2,012,649
Photography - 0.50%
Eastman Kodak Company	38,600	655,428

Railroads & Equipment - 2.14%
CSX Corp. (a)	32,534	1,578,549
Kansas City Southern *	34,876	1,248,561

		2,827,110
Real Estate - 2.00%
Boston Properties, Inc., REIT	3,822	329,342
Equity Residential, REIT	25,547	975,384
Simon Property Group, Inc., REIT	10,094	845,877
The St. Joe Company, REIT (a)	12,771	491,045

		2,641,648
Retail Trade - 4.59%
Bed Bath & Beyond, Inc. *	33,304	943,835
Family Dollar Stores, Inc.	68,199	1,306,011
Kohl's Corp. *	29,586	1,314,802
Macy's, Inc.	57,005	1,406,883

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Ritchie Brothers Auctioneers, Inc. (a)	15,277	$1,093,986

		6,065,517
Sanitary Services - 0.07%
Insituform Technologies, Inc., Class A *	6,270	87,592

Semiconductors - 4.11%
Intersil Corp., Class A	38,133	887,355
LSI Logic Corp. *	191,188	963,587
Maxim Integrated Products, Inc.	41,489	758,004
Microchip Technology, Inc.	31,318	963,968
Micron Technology, Inc. *	128,603	967,095
National Semiconductor Corp.	54,031	889,891

		5,429,900
Software - 0.91%
BMC Software, Inc. *	37,263	1,202,850

Steel - 0.72%
Nucor Corp.	14,664	946,854

Telecommunications Equipment &
Services - 0.51%
Tellabs, Inc. *	102,456	674,160

Telephone - 1.68%
CenturyTel, Inc.	18,766	679,141
Qwest Communications International, Inc.	160,947	869,114
Windstream Corp.	56,787	667,815

		2,216,070
Tires & Rubber - 0.42%
Goodyear Tire & Rubber Company *	20,495	555,414

Tobacco - 2.31%
Loews Corp. - Carolina Group	36,156	2,722,185
Reynolds American, Inc.	5,128	326,756

		3,048,941
Toys, Amusements & Sporting Goods - 0.37%
Hasbro, Inc.	19,069	491,408

TOTAL COMMON STOCKS (Cost $131,970,116)		$131,405,480

CONVERTIBLE BONDS - 0.26%
Telephone - 0.26%
Qwest Communications International, Inc.
3.50% due 11/15/2025	302,000	345,413

TOTAL CONVERTIBLE BONDS (Cost $408,455)		$345,413

SHORT TERM INVESTMENTS - 5.13%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$6,779,517	$6,779,517

TOTAL SHORT TERM INVESTMENTS
(Cost $6,779,517)		$6,779,517

Total Investments (Mid Cap Value Equity Fund)
(Cost $139,158,088) - 104.88%		$138,530,410
Liabilities in Excess of Other Assets - (4.88)%		(6,449,493)

TOTAL NET ASSETS - 100.00%		$132,080,917

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.99%

Coal - 5.26%
CONSOL Energy, Inc.	340,486	$25,870,126
Peabody Energy Corp.	197,400	11,176,788

		37,046,914
Crude Petroleum & Natural Gas - 15.70%
Devon Energy Corp.	72,500	7,447,200
EOG Resources, Inc.	300,469	35,752,806
Marathon Oil Corp.	155,308	8,256,192
Newfield Exploration Company *	182,252	10,093,116
Noble Energy, Inc.	108,264	8,379,634
Penn West Energy Trust, ADR (a)	147,300	4,161,225
Rosneft Oil Company, GDR *	765,069	6,258,264
Ultra Petroleum Corp. *	111,000	8,710,170
XTO Energy, Inc.	349,132	21,544,936

		110,603,543
Domestic Oil - 4.31%
Denbury Resources, Inc. *	348,100	11,100,909
Suncor Energy, Inc.	187,007	19,284,948

		30,385,857
Gas & Pipeline Utilities - 6.67%
Eni SpA, SADR	218,400	15,054,312
Equitable Resources, Inc.	103,460	6,375,205
OAO Gazprom, SADR	360,350	18,147,618
Transocean, Inc. *	52,579	7,387,876

		46,965,011
Gold - 3.72%
AngloGold Ashanti, Ltd., SADR	251,100	9,069,732
Barrick Gold Corp.	169,656	8,813,629
Gold Fields, Ltd. (a)	595,774	8,321,771

		26,205,132
International Oil - 24.50%
BP PLC, SADR	286,027	18,554,571
Canadian Natural Resources, Ltd.	366,333	27,453,109
ConocoPhillips	151,428	12,524,610
EnCana Corp.	343,354	26,174,093
Exxon Mobil Corp.	283,805	24,693,873
Lukoil Oil Company, ADR	197,527	14,696,009
Petroleo Brasileiro SA, ADR	231,898	27,210,911
Royal Dutch Shell PLC, ADR	100,069	7,149,930
Talisman Energy, Inc.	835,798	14,206,655

		172,663,761
Metal & Metal Products - 12.41%
Alumina, Ltd. (a)	2,862,125	16,863,064
Cameco Corp.	364,122	14,291,788
Companhia Vale Do Rio Doce, SADR	1,216,904	35,679,625
Vedanta Resources PLC (a)	479,502	20,628,749

		87,463,226
Mining - 9.42%
Anglo American PLC	111,225	7,059,818
Anglo Platinum, Ltd. (a)	112,676	17,662,042
Freeport-McMoRan Copper & Gold, Inc.,
Class B	141,930	14,315,060
Teck Cominco, Ltd.	137,200	5,474,060

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining (continued)
Xstrata PLC	280,442	$21,877,373

		66,388,353
Paper - 0.55%
Mondi PLC	19,710	152,040
Mondi, Ltd.	460	3,812
Mondi, Ltd. (a)	8,213	67,940
Smurfit-Stone Container Corp. *	460,400	3,660,180

		3,883,972
Petroleum Services - 9.43%
Baker Hughes, Inc.	120,300	8,094,987
Halliburton Company	256,502	9,824,027
Petro-Canada	160,231	7,669,273
Total SA, ADR	253,862	19,138,656
Valero Energy Corp.	375,966	21,719,556

		66,446,499
Steel - 4.02%
ArcelorMittal (a)	184,525	14,027,591
Nucor Corp.	221,000	14,269,970

		28,297,561

TOTAL COMMON STOCKS (Cost $497,692,595)		$676,349,829

PREFERRED STOCKS - 0.23%
Mining - 0.23%
Anglo American Platinum Corp., Ltd.	28,800	1,616,388

TOTAL PREFERRED STOCKS (Cost $909,689)		$1,616,388

SHORT TERM INVESTMENTS - 8.84%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$62,304,615	$62,304,615

TOTAL SHORT TERM INVESTMENTS
(Cost $62,304,615)		$62,304,615

REPURCHASE AGREEMENTS - 2.95%
Merrill Lynch Tri-Party Repurchase
Agreement dated 02/29/2008 at
3.20% to be repurchased at
$20,805,547 on 03/03/2008,
collateralized by $35,370,000
Federal National Mortgage
Association, 5.00% due
11/01/2033 (valued at
$34,724,250, including interest)	$20,800,000	$20,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,800,000)		$20,800,000

Total Investments (Natural Resources Fund)
(Cost $581,706,899) - 108.01%		$761,070,832
Liabilities in Excess of Other Assets - (8.01)%		(56,454,562)

TOTAL NET ASSETS - 100.00%		$704,616,270

Quantitative All Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.66%

Advertising - 1.59%
Omnicom Group, Inc.	1,899	$84,828

Aerospace - 3.28%
Lockheed Martin Corp.	1,430	147,576
Rockwell Collins, Inc.	462	27,212

		174,788
Aluminum - 0.34%
Century Aluminum Company *	275	18,186

Auto Parts - 0.93%
Lear Corp. *	1,792	49,423

Auto Services - 0.34%
Hertz Global Holdings, Inc. *	1,527	18,217

Automobiles - 0.94%
Honda Motor Company, Ltd., ADR *	1,630	49,878

Banking - 5.96%
Bank of America Corp.	3,837	152,483
Credit Suisse Group, SADR	1,865	91,236
Deutsche Bank AG	668	74,121

		317,840
Biotechnology - 2.16%
Applera Corp.	2,874	96,882
Bio-Rad Laboratories, Inc., Class A *	195	18,416

		115,298
Building Materials & Construction - 1.04%
EMCOR Group, Inc. *	2,305	55,528

Business Services - 3.68%
Alliance Data Systems Corp. *	559	28,302
CSG Systems International, Inc. *	2,319	26,321
Informatica Corp. *	2,771	48,382
LECG Corp. *	178	1,691
R.R. Donnelley & Sons Company	1,361	43,320
SRA International, Inc., Class A *	2,017	48,408

		196,424
Chemicals - 0.28%
Albemarle Corp.	387	14,683

Commercial Services - 0.40%
Perficient, Inc. *	2,520	21,294

Computers & Business Equipment - 6.95%
Brocade Communications Systems, Inc. *	3,610	27,761
Cisco Systems, Inc. *	1,954	47,619
Cognizant Technology Solutions Corp.,
Class A *	249	7,522
Extreme Networks, Inc. *	4,938	14,863
Foundry Networks, Inc. *	1,987	23,586
Hewlett-Packard Company	3,532	168,724
Ingram Micro, Inc., Class A *	1,741	26,585
Juniper Networks, Inc. *	1,739	46,640
Radiant Systems, Inc. *	508	7,254

		370,554
Containers & Glass - 0.57%
Ball Corp.	692	30,517

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries - 1.87%
Colgate-Palmolive Company	1,313	$99,906

Crude Petroleum & Natural Gas - 0.61%
Unit Corp. *	592	32,649

Domestic Oil - 0.81%
Helix Energy Solutions Group, Inc. *	1,227	43,215

Electrical Equipment - 3.32%
Cooper Industries, Ltd., Class A	907	38,030
Emerson Electric Company	2,225	113,386
Ultralife Batteries, Inc. *	1,806	25,483

		176,899
Electrical Utilities - 1.36%
Edison International	303	14,968
Public Service Enterprise Group, Inc.	1,311	57,815

		72,783
Electronics - 0.54%
Amphenol Corp., Class A	778	28,763

Energy - 2.09%
Constellation Energy Partners LLC	300	6,300
Energen Corp.	336	20,160
Nexen, Inc.	2,180	67,972
Yingli Green Energy Holding Company, Ltd. *	1,016	17,140

		111,572
Financial Services - 2.65%
Barclays PLC, SADR	1,466	55,078
Franklin Resources, Inc.	137	12,929
Goldman Sachs Group, Inc.	121	20,525
Lehman Brothers Holdings, Inc.	845	43,086
National Financial Partners Corp.	404	9,603

		141,221
Food & Beverages - 2.68%
PepsiCo, Inc.	1,623	112,896
Spartan Stores, Inc.	1,420	29,934

		142,830
Gas & Pipeline Utilities - 0.94%
Suburban Propane Partners, LP	851	34,942
Vectren Corp.	597	15,385

		50,327
Healthcare Products - 6.76%
CONMED Corp. *	1,275	34,374
DENTSPLY International, Inc.	427	16,670
Herbalife, Ltd.	2,673	111,812
Johnson & Johnson	2,818	174,603
Stryker Corp.	354	23,049

		360,508
Healthcare Services - 2.06%
UnitedHealth Group, Inc.	2,365	109,925

Holdings Companies/Conglomerates - 0.82%
General Electric Company	901	29,859
Pearson PLC, SADR	1,046	13,849

		43,708

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 4.20%
McDonald's Corp.	3,026	$163,737
Yum! Brands, Inc.	1,750	60,287

		224,024
Household Products - 0.81%
Jarden Corp. *	1,802	43,410

Industrials - 1.65%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	1,877	87,938

Insurance - 7.69%
Allied World Assurance Holdings, Ltd.	441	19,206
Aspen Insurance Holdings, Ltd.	1,456	42,137
Axis Capital Holdings, Ltd.	1,482	54,641
CNA Financial Corp.	2,000	53,300
ING Groep NV, SADR	3,297	109,823
RenaissanceRe Holdings, Ltd.	233	12,792
Validus Holdings, Ltd.	1,267	31,472
W.R. Berkley Corp.	1,204	34,663
XL Capital, Ltd., Class A	1,441	51,962

		409,996
International Oil - 5.99%
ConocoPhillips	2,088	172,699
Exxon Mobil Corp.	942	81,963
Noble Corp.	503	24,722
Parker Drilling Company *	6,041	40,052

		319,436
Internet Retail - 1.78%
eBay, Inc. *	2,861	75,416
PetMed Express, Inc. *	1,707	19,545

		94,961
Internet Software - 0.80%
Cybersource Corp. *	1,040	15,194
TIBCO Software, Inc. *	1,114	7,854
Vocus, Inc. *	808	19,845

		42,893
Manufacturing - 0.90%
Trinity Industries, Inc.	1,696	47,776

Medical-Hospitals - 0.26%
VCA Antech, Inc. *	429	13,775

Mining - 0.55%
Anglo American PLC, ADR	932	29,563

Paper - 0.56%
Buckeye Technologies, Inc. *	2,777	30,019

Petroleum Services - 2.73%
ENSCO International, Inc.	2,063	123,450
Petro-Canada (a)	463	22,242

		145,692
Pharmaceuticals - 1.50%
Abbott Laboratories	288	15,422
American Oriental Bioengineering, Inc. *	2,400	23,952
Eli Lilly & Company	317	15,856

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Pfizer, Inc.	1,105	$24,620

		79,850
Publishing - 0.17%
Idearc, Inc.	1,895	9,134

Real Estate - 1.08%
Arbor Realty Trust, Inc., REIT (a)	1,133	18,219
First Industrial Realty Trust, Inc., REIT (a)	1,301	39,524

		57,743
Retail Trade - 1.91%
CVS Caremark Corp.	492	19,867
NBTY, Inc. *	1,133	32,358
The Gap, Inc.	2,462	49,659

		101,884
Semiconductors - 0.34%
Semtech Corp. *	1,405	17,900

Software - 5.80%
Adobe Systems, Inc. *	691	23,252
Bottomline Technologies, Inc. *	1,223	15,703
CIBER, Inc. *	2,518	11,583
FARO Technologies, Inc. *	94	3,079
Magma Design Automation, Inc. *	1,373	13,483
Microsoft Corp.	2,347	63,885
Nuance Communications, Inc. *	3,477	57,197
Oracle Corp. *	5,149	96,801
Progress Software Corp. *	845	24,116

		309,099
Steel - 1.65%
Gerdau Ameristeel Corp. (a)	4,420	66,256
Steel Dynamics, Inc.	376	21,906

		88,162
Telecommunications Equipment &
Services - 1.07%
Tele Norte Leste Participacoes SA, ADR (a)	2,283	57,144

Telephone - 2.27%
AT&T, Inc.	3,479	121,174

Transportation - 0.98%
DryShips, Inc. (a)	695	52,334

TOTAL COMMON STOCKS (Cost $5,499,945)		$5,315,671

SHORT TERM INVESTMENTS - 5.60%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$278,715	$278,715
U.S. Treasury Bills
zero coupon due 03/27/2008	20,000	19,955

TOTAL SHORT TERM INVESTMENTS
(Cost $298,670)		$298,670

Total Investments (Quantitative All Cap Fund)
(Cost $5,798,615) - 105.26%		$5,614,341
Liabilities in Excess of Other Assets - (5.26)%		(280,797)

TOTAL NET ASSETS - 100.00%		$5,333,544

Quantitative Mid Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.57%

Advertising - 0.40%
Omnicom Group, Inc.	8,800	$393,096

Auto Parts - 2.25%
Lear Corp. *	81,000	2,233,980

Auto Services - 0.81%
Hertz Global Holdings, Inc. *	28,900	344,777
RSC Holdings, Inc. *	40,600	457,562

		802,339
Banking - 0.80%
East West Bancorp, Inc. (a)	25,800	485,298
Sovereign Bancorp, Inc.	27,900	307,737

		793,035
Biotechnology - 3.32%
Applera Corp.	51,900	1,749,549
Techne Corp. *	22,700	1,552,453

		3,302,002
Building Materials & Construction - 1.50%
EMCOR Group, Inc. *	40,400	973,236
Lennox International, Inc.	13,656	514,012

		1,487,248
Business Services - 2.78%
Alliance Data Systems Corp. *	10,533	533,286
R.R. Donnelley & Sons Company	54,983	1,750,109
TeleTech Holdings, Inc. *	21,100	476,227

		2,759,622
Chemicals - 2.60%
Airgas, Inc.	13,100	636,529
Celanese Corp., Series A	10,600	412,340
Lubrizol Corp.	15,500	903,650
OM Group, Inc. *	10,500	635,565

		2,588,084
Computers & Business Equipment - 4.61%
Cognizant Technology Solutions Corp.,
Class A *	59,300	1,791,453
Foundry Networks, Inc. *	79,400	942,478
Ingram Micro, Inc., Class A *	57,449	877,246
Juniper Networks, Inc. *	36,200	970,884

		4,582,061
Containers & Glass - 2.42%
Pactiv Corp. *	79,900	2,023,068
Sonoco Products Company	13,400	377,478

		2,400,546
Crude Petroleum & Natural Gas - 2.51%
Sunoco, Inc.	15,000	916,200
Unit Corp. *	8,028	442,744
XTO Energy, Inc.	18,400	1,135,464

		2,494,408
Electrical Equipment - 3.14%
AMETEK, Inc.	51,300	2,184,866
Hubbell, Inc., Class B	20,700	939,159

		3,124,025

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 6.56%
Alliant Energy Corp.	52,125	$1,810,823
Mirant Corp. *	72,200	2,671,400
Xcel Energy, Inc.	102,600	2,033,532

		6,515,755
Electronics - 4.45%
Amphenol Corp., Class A	51,500	1,903,955
Dolby Laboratories, Inc., Class A *	39,600	1,752,300
Thomas & Betts Corp. *	19,000	762,850

		4,419,105
Financial Services - 2.47%
Och-Ziff Capital Management Group LLC.,
Class A	83,200	1,925,248
Raymond James Financial, Inc.	23,500	528,045

		2,453,293
Food & Beverages - 2.44%
Coca-Cola Enterprises, Inc.	26,300	642,509
McCormick & Company, Inc.	24,600	847,470
Pepsi Bottling Group, Inc.	27,600	938,676

		2,428,655
Gas & Pipeline Utilities - 1.03%
AGL Resources, Inc.	29,500	1,023,060

Healthcare Products - 3.70%
DENTSPLY International, Inc.	41,200	1,608,448
Herbalife, Ltd.	49,353	2,064,436

		3,672,884
Healthcare Services - 1.75%
Covance, Inc. *	10,600	894,746
Coventry Health Care, Inc. *	16,300	845,481

		1,740,227
Hotels & Restaurants - 2.68%
Burger King Holdings, Inc.	40,400	1,036,664
Sonic Corp. *	26,100	556,713
Wyndham Worldwide Corp.	48,300	1,070,811

		2,664,188
Industrial Machinery - 2.19%
Crane Company	52,800	2,176,944

Insurance - 8.47%
Allied World Assurance Holdings, Ltd.	27,753	1,208,643
American Financial Group, Inc.	15,500	400,985
Arch Capital Group, Ltd. *	15,400	1,054,592
Aspen Insurance Holdings, Ltd.	32,100	928,974
Axis Capital Holdings, Ltd.	60,300	2,223,261
Endurance Specialty Holdings, Ltd.	19,867	780,773
RenaissanceRe Holdings, Ltd.	18,600	1,021,140
XL Capital, Ltd., Class A	22,110	797,287

		8,415,655
International Oil - 0.70%
Nabors Industries, Ltd. *	22,100	696,813

Internet Service Provider - 1.47%
Salesforce.com, Inc. *	24,500	1,463,140

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences - 0.77%
Waters Corp. *	12,800	$763,008

Manufacturing - 1.03%
Roper Industries, Inc.	18,100	1,020,840

Medical-Hospitals - 1.07%
VCA Antech, Inc. *	33,042	1,060,979

Metal & Metal Products - 1.73%
Crown Holdings, Inc. *	49,300	1,228,063
Matthews International Corp., Class A	11,056	495,972

		1,724,035
Office Furnishings & Supplies - 2.08%
Avery Dennison Corp.	40,220	2,064,090

Petroleum Services - 4.37%
ENSCO International, Inc.	40,400	2,417,536
Petro-Canada	11,400	547,656
Tidewater, Inc.	24,500	1,375,675

		4,340,867
Pharmaceuticals - 0.40%
Warner Chilcott, Ltd., Class A *	23,800	401,506

Publishing - 0.56%
John Wiley & Sons, Inc., Class A	6,332	230,991
Meredith Corp.	7,613	330,024

		561,015
Real Estate - 4.23%
First Industrial Realty Trust, Inc., REIT (a)	25,830	784,715
Hospitality Properties Trust, REIT	73,200	2,659,356
Pennsylvania Real Estate
Investment Trust, REIT	30,900	764,157

		4,208,228
Retail Trade - 3.49%
Dick's Sporting Goods, Inc. *	56,300	1,552,754
Fossil, Inc. *	44,900	1,444,882
The TJX Companies, Inc.	14,600	467,200

		3,464,836
Sanitary Services - 4.20%
Allied Waste Industries, Inc. *	168,800	1,745,392
Republic Services, Inc.	36,700	1,120,451
Stericycle, Inc. *	24,200	1,304,138

		4,169,981
Software - 5.04%
BEA Systems, Inc. *	130,700	2,492,449
BMC Software, Inc. *	30,800	994,224
Microsoft Corp.	10,728	292,016
Nuance Communications, Inc. * (a)	74,800	1,230,460

		5,009,149
Telecommunications Equipment &
Services - 1.33%
Amdocs, Ltd. *	42,600	1,320,600

Telephone - 0.84%
AT&T, Inc.	12,000	417,960
CenturyTel, Inc.	11,600	419,804

		837,764

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Toys, Amusements & Sporting Goods - 1.55%
Hasbro, Inc.	59,800	$1,541,046

Transportation - 0.83%
Genco Shipping & Trading, Ltd. (a)	14,200	827,434

TOTAL COMMON STOCKS (Cost $98,829,943)		$97,945,543

SHORT TERM INVESTMENTS - 5.59%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$4,097,412	$4,097,412
Lloyds Bank PLC
3.07% due 03/03/2008	1,458,000	1,457,752

TOTAL SHORT TERM INVESTMENTS
(Cost $5,555,164)		$5,555,164

Total Investments (Quantitative Mid Cap Fund)
(Cost $104,385,107) - 104.16%		$103,500,707
Liabilities in Excess of Other Assets - (4.16)%		(4,138,414)

TOTAL NET ASSETS - 100.00%		$99,362,293

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.26%

Hotels & Restaurants - 2.64%
Marriott International, Inc., Class A	139,300	$4,750,130
Starwood Hotels & Resorts Worldwide, Inc.	27,700	1,311,041

		6,061,171
Paper - 1.24%
Plum Creek Timber Company, Inc.	70,000	2,848,300

Real Estate - 90.38%
Alexandria Real Estate Equities, Inc., REIT	33,100	3,038,580
AMB Property Corp., REIT	160,930	8,075,467
Avalon Bay Communities, Inc., REIT	74,690	6,903,597
Boston Properties, Inc., REIT	83,150	7,165,035
Brandywine Realty Trust, REIT	156,900	2,626,506
BRE Properties, Inc., Class A, REIT	155,440	6,693,246
Brookfield Properties Corp. (a)	328,700	6,126,968
Camden Property Trust, REIT	146,800	6,971,532
CBL & Associates Properties, Inc., REIT	225,000	5,253,750
Cousins Properties, Inc., REIT (a)	150,600	3,653,556
DCT Industrial Trust, Inc., REIT	549,600	4,924,416
Developers Diversified Realty Corp., REIT	41,900	1,615,664
Douglas Emmett, Inc., REIT	153,500	3,252,665
Duke Realty Corp., REIT	180,910	4,146,457
EastGroup Properties, Inc., REIT	125,500	5,324,965
Equity One, Inc., REIT	233,000	4,986,200
Equity Residential, REIT	235,250	8,981,845
Essex Property Trust, Inc., REIT	81,100	8,518,744
Federal Realty Investment Trust, REIT	53,680	3,847,782
General Growth Properties, Inc., REIT	195,460	6,901,693
Highwoods Properties, Inc., REIT	94,800	2,794,704
Host Hotels & Resorts, Inc., REIT	375,350	6,076,916
Kilroy Realty Corp., REIT	98,230	4,659,049

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Kimco Realty Corp., REIT	234,600	$7,922,442
LaSalle Hotel Properties, REIT	167,120	4,829,768
Mack-California Realty Corp., REIT	126,610	4,366,779
Mitsubishi Estate Company, Ltd.	172,000	4,191,722
ProLogis, REIT	146,570	7,897,192
Public Storage, Inc., REIT	56,200	4,572,432
Regency Centers Corp., REIT	106,450	6,317,808
Simon Property Group, Inc., REIT	176,380	14,780,644
SL Green Realty Corp., REIT	51,870	4,746,105
The Macerich Company, REIT	128,020	8,193,280
The St. Joe Company, REIT (a)	98,100	3,771,945
Vornado Realty Trust, REIT	104,100	8,698,596
Weingarten Realty Investors, REIT	155,400	4,989,894

		207,817,944

TOTAL COMMON STOCKS (Cost $255,371,551)		$216,727,415

CORPORATE BONDS - 1.03%

Real Estate - 1.03%
BRE Properties Inc
4.125% due 08/15/2026	4,000	3,700
General Growth Properties, Inc.
3.98% due 04/15/2027 (g)	2,976,000	2,365,920

		2,369,620

TOTAL CORPORATE BONDS (Cost $2,337,230)		$2,369,620

CONVERTIBLE BONDS - 1.99%

Real Estate - 1.99%
BRE Properties, Inc.
4.125% due 08/15/2026 (g)	1,865,000	1,715,931
Kilroy Realty LP
3.25% due 04/15/2012 (g)	3,488,000	2,860,418

		4,576,349

TOTAL CONVERTIBLE BONDS (Cost $5,197,805)		$4,576,349

SHORT TERM INVESTMENTS - 6.09%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$13,984,709	$13,984,709

TOTAL SHORT TERM INVESTMENTS
(Cost $13,984,709)		$13,984,709

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.79%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$6,419,257 on 03/03/2008,
collateralized by $6,625,000
Federal National Mortgage
Association, 5.57% due
07/14/2028 (valued at $6,550,469,
including interest)	$6,418,000	$6,418,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,418,000)		$6,418,000

Total Investments (Real Estate Equity Fund)
(Cost $283,309,295) - 106.16%		$244,076,093
Liabilities in Excess of Other Assets - (6.16)%		(14,153,811)

TOTAL NET ASSETS - 100.00%		$229,922,282

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.25%

Hotels & Restaurants - 1.10%
Starwood Hotels & Resorts Worldwide, Inc.	24,632	$1,165,833

Real Estate - 98.15%
Apartment Investment & Management
Company, Class A, REIT	74,319	2,560,290
Avalon Bay Communities, Inc., REIT	66,774	6,171,921
BioMed Realty Trust, Inc., REIT	71,330	1,563,554
Boston Properties, Inc., REIT	63,200	5,445,944
BRE Properties, Inc., Class A, REIT	63,580	2,737,755
Brookfield Properties Corp. (a)	35,150	655,196
Colonial Properties Trust, REIT (a)	43,300	1,054,788
Digital Realty Trust, Inc., REIT	72,768	2,612,371
Douglas Emmett, Inc., REIT	51,700	1,095,523
Entertainment Properties Trust, REIT	17,643	826,927
Equity Lifestyle Properties, Inc., REIT	38,361	1,752,330
Equity Residential, REIT	127,310	4,860,696
Extra Space Storage, Inc., REIT	18,900	284,823
Federal Realty Investment Trust, REIT	53,846	3,859,681
FelCor Lodging Trust, Inc., REIT	40,550	511,741
General Growth Properties, Inc., REIT	168,854	5,962,235
HCP, Inc., REIT (a)	39,900	1,164,282
Host Hotels & Resorts, Inc., REIT	316,100	5,117,659
Kilroy Realty Corp., REIT	15,900	754,137
Kite Realty Group Trust, REIT	72,685	918,738
LaSalle Hotel Properties, REIT	19,500	563,550
LTC Properties, Inc., REIT	42,081	1,015,835
Nationwide Health Properties, Inc., REIT	104,014	3,154,745
Post Properties, Inc., REIT	19,100	803,346
ProLogis, REIT	137,942	7,432,315
Public Storage, Inc., REIT	55,230	4,493,513
Regency Centers Corp., REIT	69,870	4,146,784
Saul Centers, Inc., REIT	17,900	830,560
Senior Housing Properties Trust, REIT	72,100	1,533,567
Simon Property Group, Inc., REIT	120,493	10,097,313

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
SL Green Realty Corp., REIT (a)	34,180	$3,127,470
Tanger Factory Outlet Centers, Inc., REIT (a)	52,550	1,865,525
Taubman Centers, Inc., REIT (a)	30,800	1,501,500
The Macerich Company, REIT	45,274	2,897,536
Ventas, Inc., REIT	84,650	3,540,063
Vornado Realty Trust, REIT	82,912	6,928,127

		103,842,340

TOTAL COMMON STOCKS (Cost $103,120,230)		$105,008,173

SHORT TERM INVESTMENTS - 7.80%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$8,247,115	$8,247,115

TOTAL SHORT TERM INVESTMENTS
(Cost $8,247,115)		$8,247,115

REPURCHASE AGREEMENTS - 0.92%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$978,192 on 03/03/2008,
collateralized by $935,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $1,000,450,
including interest)	$978,000	$978,000

TOTAL REPURCHASE AGREEMENTS
(Cost $978,000)		$978,000

Total Investments (Real Estate Securities Fund)
(Cost $112,345,345) - 107.97%		$114,233,288
Liabilities in Excess of Other Assets - (7.97)%		(8,436,208)

TOTAL NET ASSETS - 100.00%		$105,797,080

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 96.71%

Treasury Inflation Protected
Securities (d) - 96.50%
0.875% TBA **	$49,215,702	$50,669,091
1.875% TBA **	47,706,188	51,392,254
1.875% due 07/15/2013	103,357,330	111,892,372
2.00% due 07/15/2014 to 01/15/2026	258,174,162	275,161,437
2.375% TBA **	129,793,560	142,154,320
2.375% due 04/15/2011 to 01/15/2027	39,173,640	42,992,474
2.625% due 07/15/2017	21,465,360	24,490,645
3.00% due 07/15/2012	18,340,583	20,711,965
3.50% due 01/15/2011	48,514,164	53,979,576
3.625% due 04/15/2028	8,960,547	11,806,919
3.875% due 01/15/2009 to 04/15/2029	85,451,370	117,034,243

		902,285,296

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 0.21%
2.875% due 01/31/2013		$1,900,000	$1,933,398

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $879,663,398)			$904,218,694

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.18%

Federal Home Loan Mortgage Corp. - 11.75%
4.50% due 05/15/2017		207,936	210,478
5.50% due 07/01/2037 to 01/01/2038		59,543,072	59,914,860
6.00% due 01/01/2037 to 10/01/2037		48,641,136	49,708,866

			109,834,204
Federal National Mortgage
Association - 30.03%
5.50% due 03/01/2034 to 11/01/2037		161,521,590	162,536,976
5.50% TBA **		22,210,000	22,432,431
5.862% due 10/01/2044 (b)		112,718	112,962
6.00% due 09/01/2035 to 12/01/2037		41,822,762	42,752,190
6.00% TBA **		10,000,000	10,202,127
6.50% due 06/01/2035 to 11/01/2037		41,183,061	42,708,427

			280,745,113
Small Business Administration - 0.40%
4.504% due 02/10/2014		1,153,291	1,132,248
4.88% due 11/01/2024		2,624,296	2,652,440

			3,784,688

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $386,711,153)			$394,364,005

FOREIGN GOVERNMENT OBLIGATIONS - 2.94%
Canada - 0.06%
Government of Canada
3.00% due 12/01/2036	CAD	434,972	555,867

Japan - 2.27%
Government of Japan
0.80% due 12/10/2015	JPY	524,680,000	5,010,949
1.10% due 12/10/2016		883,520,000	8,566,462
1.20% due 06/10/2017		789,360,000	7,668,698

			21,246,109

Russia - 0.16%
Government of Russia
7.50% due 03/31/2030		$1,287,000	1,470,912

United Kingdom - 0.45%
Government of United Kingdom
6.6024% due 05/20/2009	GBP	800,000	4,259,469

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $24,917,882)			$27,532,357

CORPORATE BONDS - 12.92%

Advertising - 0.13%
Omnicom Group, Inc.
5.90% due 04/15/2016		$1,250,000	1,234,094

Banking - 2.84%
Barclays Bank PLC
5.45% due 09/12/2012		6,100,000	6,461,579
6.05% due 12/04/2017 (g)		5,200,000	5,393,908

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Barclays Bank PLC (continued)
7.434% due 09/29/2049 (b)(g)		$600,000	$604,223
National Australia Bank, Ltd.
3.5775% due 02/08/2010 (b)(g)		7,600,000	7,600,818
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	400,000	566,981
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$2,500,000	2,515,900
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017 (c)		900,000	952,173
Unicredit Luxembourg Finance SA
3.7675% due 10/24/2008 (b)(g)		1,100,000	1,098,564
Wachovia Bank NA, BKNT
5.1937% due 12/02/2010 (b)		1,400,000	1,389,212

			26,583,358

Crude Petroleum & Natural Gas - 0.15%
Chesapeake Energy Corp.
2.50% due 05/15/2037		1,100,000	1,381,655

Financial Services - 6.36%
Abbey National Treasury Services PLC, Series YCD
3.0938% due 07/02/2008 (b)		6,300,000	6,300,945
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,200,000	2,226,624
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,200,000	2,234,652
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		2,400,000	2,441,438
7.25% due 02/01/2018		1,000,000	970,179
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		400,000	376,932
Capital One Financial Corp.
6.75% due 09/15/2017		1,000,000	1,005,480
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,100,000	1,116,786
Citigroup, Inc.
3.2912% due 01/30/2009 (b)		600,000	596,199
4.8725% due 12/28/2009 (b)		4,000,000	3,944,172
Ford Motor Credit Company
7.25% due 10/25/2011		6,350,000	5,431,123
7.80% due 06/01/2012		450,000	388,013
GATX Financial Corp.
5.80% due 03/01/2016		1,000,000	983,092
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	100,000	139,807
6.375% due 11/15/2067 (b)		$800,000	814,072
6.50% due 09/15/2067 (b)	GBP	4,500,000	8,535,764
General Electric Capital Corp., MTN
5.1725% due 12/12/2008 (b)		$500,000	501,079
Goldman Sachs Group, Inc.
6.75% due 10/01/2037		5,300,000	4,948,213
Green Valley, Ltd.
8.3758% due 01/10/2012 (b)(g)	EUR	400,000	612,301
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027		$300,000	302,018
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014		300,000	302,909
Longpoint Re, Ltd.
10.2406% due 05/08/2010 (b)(g)		800,000	809,970

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Merna Reinsurance, Ltd., Series A
5.48% due 07/07/2010 (b)	$3,500,000	$3,363,850
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	2,300,000	2,353,194
Mystic Re, Ltd.
13.09% due 06/07/2011 (b)(g)	1,500,000	1,545,323
14.0812% due 12/05/2008 (b)(g)	500,000	498,000
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	1,500,000	1,363,125
Rabobank Nederland
4.2775% due 01/15/2009 (b)(g)	500,000	499,943
Residential Reinsurance 2005, Ltd., Series A
8.8256% due 06/06/2008 (b)(g)	600,000	599,760
Residential Reinsurance 2007, Ltd., Series CL1
12.3737% due 06/07/2010 (b)(g)	2,200,000	2,237,889
Vita Capita II, Ltd.
5.6025% due 01/01/2010 (b)(g)	300,000	293,880
Vita Capital III, Ltd., Series B-II
5.8225% due 01/01/2012 (b)(g)	500,000	485,180
Wells Fargo & Company
4.375% due 01/31/2013 (c)	1,200,000	1,213,547

		59,435,459

Food & Beverages - 0.20%
Kraft Foods, Inc.
6.00% due 02/11/2013	900,000	947,714
6.125% due 02/01/2018	900,000	911,424

		1,859,138

Gas & Pipeline Utilities - 1.12%
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	10,000,000	10,508,930

Healthcare Services - 0.02%
UnitedHealth Group, Inc.
4.875% due 02/15/2013	200,000	201,606

Hotels & Restaurants - 0.22%
Yum! Brands, Inc.
6.25% due 03/15/2018	2,000,000	2,040,260

Insurance - 0.36%
American International Group, Inc., MTN
5.85% due 01/16/2018	2,800,000	2,793,521
Foundation Re II, Ltd.
9.82% due 11/26/2010 (b)(g)	600,000	612,640

		3,406,161

Publishing - 0.27%
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (g)	2,500,000	2,568,328

Retail - 0.34%
Federated Retail Holdings, Inc.
5.90% due 12/01/2016	1,000,000	914,805
Home Depot, Inc.
5.40% due 03/01/2016	1,250,000	1,177,967
Target Corp.
6.00% due 01/15/2018	1,000,000	1,050,801

		3,143,573

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail Trade - 0.32%
Black & Decker Corp.
4.75% due 11/01/2014	$1,000,000	$951,911
Macys Retail Holdings, Inc.
7.45% due 07/15/2017	1,000,000	987,973
RPM International, Inc.
6.50% due 02/15/2018	1,000,000	1,007,990

		2,947,874

Telephone - 0.59%
BellSouth Corp.
4.24% due 04/26/2021 (b)(g)	4,500,000	4,504,023
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,000,000	997,500

		5,501,523

TOTAL CORPORATE BONDS (Cost $120,090,809)		$120,811,959

MUNICIPAL BONDS - 0.99%

New Jersey - 0.08%
Tobacco Settlement Financing Corp/NJ
5.00% due 06/01/2041	900,000	725,130

New York - 0.09%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series A
5.00% due 06/15/2038	700,000	667,436
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	176,124

		843,560

Ohio - 0.08%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	800,000	739,528

Texas - 0.64%
Dallas Texas Area Rapid Transit
5.00% due 12/01/2036	3,800,000	3,547,604
North Texas Municipal Water District/TX
5.00% due 09/01/2035	2,540,000	2,395,321

		5,942,925

West Virginia - 0.10%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	1,000,000	982,750

TOTAL MUNICIPAL BONDS (Cost $10,022,808)		$9,233,893

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.84%
BCAP LLC Trust, Series 2006-AA2, Class A1
3.305% due 01/25/2037 (b)	1,004,260	787,376
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4726% due 05/25/2033 (b)	333,473	332,917
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	2,234,187	2,229,391
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,133,945	1,124,201

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	$729,834	$723,185
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,089,283	1,084,197
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
3.32% due 01/25/2037 (b)(g)	4,421,261	4,296,294
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	123,219	122,809
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	852,995	844,788
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	766,661	763,164
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	160,377	159,069
Fannie Mae REMICS, Series 2007-114, Class A6
3.335% due 11/27/2037 (b)	5,000,000	4,755,469

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,108,960)		$17,222,860

ASSET BACKED SECURITIES - 0.08%
Lehman XS Trust, Series 2006-10N, Class 1A1A
4.945% due 06/25/2036 (b)	225,313	221,586
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
3.265% due 07/25/2036 (b)(g)	571,648	566,021

TOTAL ASSET BACKED SECURITIES
(Cost $793,389)		$787,607

PREFERRED STOCKS - 0.39%

Banking - 0.39%
Bank of America Corp., Series K (b)	1,200,000	1,242,965
Bank of America Corp. * (b)	1,000	1,070,000
Wachovia Corp. (b)	1,300,000	1,349,881

		3,662,846

TOTAL PREFERRED STOCKS (Cost $3,500,000)		$3,662,846

TERM LOANS - 0.92%

Financial Services - 0.45%
DaimlerChrysler Financial Company
8.90% due 08/03/2012 (b)	4,788,000	4,179,517

Medical-Hospitals - 0.37%
HCA, Inc.
7.08% due 11/16/2013 (b)	3,762,000	3,482,709

Paper - 0.10%
Georgia Pacific Corp.
7.110% due 12/20/2012 (b)	982,500	912,394

TOTAL TERM LOANS (Cost $9,293,100)		$8,574,620

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.41%

Call Options - 0.25%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Bond Futures
Expiration 04/25/2008 at $140.00 *	753,000	$11,766
Expiration 05/23/2008 at $146.00 *	450,000	7,031
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 yrs. Futures
Expiration 04/25/2008 at $110.50 *	548,000	4,282
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 05/23/2008 at $124.00 *	567,000	17,719
Expiration 05/23/2008 at $125.00 *	567,000	8,859
Over The Counter European Purchase Call Option
on German Federative Republic Bonds 10 Yrs.
Futures
Expiration 05/23/2008 at $127.00 *	285,000	4,327
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	4,900,000	580,646
Over The Counter European Style Purchase Call
on the USD vs. JPY
Expiration 12/01/2008 at $111.00 *	3,000,000	22,683
Expiration 06/23/2008 at $118.15 *	8,800,000	10,314
Over The Counter European Style Purchase Call
on USD-LIBOR Rate Swaption
Expiration 02/02/2009 at $3.50 *	26,800,000	424,220
Expiration 03/31/2008 at $4.75 *	23,300,000	1,019,403
Expiration 09/26/2008 at $4.75 *	6,000,000	239,465

		2,350,715

Put Options - 0.16%
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 05/23/2008 at $96.00 *	1,447,000	22,609
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	4,900,000	209,585
Over The Counter European Put on Fannie Mae
TBA, 6.00%
Expiration 05/06/2008 at $91.00 *	1,000,000	0
Over The Counter European Style Purchase Put on
the USD vs. JPY
Expiration 06/23/2008 at $118.15 *	8,800,000	1,268,599

		1,500,793

TOTAL OPTIONS (Cost $1,566,859)		$3,851,508

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.03%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$18,977,716 on 03/03/2008,
collateralized by $14,080,000 U.S.
Treasury Bonds, 8.125% due
08/15/2019 (valued at
$19,360,000, including interest)	$18,974,000	$18,974,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,974,000)		$18,974,000

Total Investments (Real Return Bond Fund)
(Cost $1,472,642,358) - 161.41%		$1,509,234,349
Liabilities in Excess of Other Assets - (61.41)%		(574,211,550)

TOTAL NET ASSETS - 100.00%		$935,022,799

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 54.64%
Federal National Mortgage Association
5.50%, TBA **	$77,280,000	$77,812,200

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $77,954,620)		$77,812,200

TREASURY INFLATION PROTECTED
SECURITIES (D) - 21.49%
U.S. Treasury
2.50%, due 07/15/2016	8,877,145	$10,008,981
1.625%, due 01/15/2018	12,886,528	$13,515,751
1.75%, due 01/15/2028	7,047,320	$7,082,007

TOTAL TREASURY INFLATION
PROTECTED SECURITIES
(D) (Proceeds $29,707,150)		$30,606,739

U.S. TREASURY BONDS - 2.89%
U.S. Treasury Bond
4.25%, due 08/15/2014	300,000	$324,187
4.75%, due 02/15/2037	3,600,000	$3,794,062

TOTAL U.S. TREASURY
BONDS (Proceeds $4,002,617)		$4,118,249

U.S. TREASURY NOTES - 20.98%
U.S. Treasury Note
4.125%, due 08/31/2012	6,100,000	$6,544,153
4.75%, due 08/15/2017	9,900,000	$10,852,875
U.S. Treasury Notes
4.25%, due 11/15/2017	10,240,000	$10,824,796
3.50%, due 02/15/2018	1,650,000	$1,647,423

TOTAL U.S. TREASURY
NOTES (Proceeds $28,702,042)		$29,869,247

Total Securities Sold Short (Real Return Bond Fund)
(Proceeds $140,366,430)		$142,406,435

Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.25%

Advertising - 4.13%
inVentiv Health, Inc. *	198,900	$6,325,020

Air Travel - 1.19%
Allegiant Travel Company *	66,700	1,814,907

Apparel & Textiles - 3.87%
G-III Apparel Group, Ltd. *	294,900	3,860,241
Under Armour, Inc., Class A * (a)	55,800	2,054,556

		5,914,797
Auto Parts - 0.90%
Fuel Systems Solutions, Inc. *	132,800	1,373,152

Banking - 5.07%
Boston Private Financial Holdings, Inc. (a)	65,000	895,050
First Community Bancorp	69,800	1,989,300
SVB Financial Group *	107,500	4,869,750

		7,754,100
Business Services - 6.04%
Kendle International, Inc. * (a)	151,000	6,766,310
Kenexa Corp. *	122,000	2,471,720

		9,238,030
Chemicals - 6.16%
Arch Chemicals, Inc.	118,600	4,140,326
H.B. Fuller Company	161,200	3,667,300
ICO, Inc. *	207,000	1,612,530

		9,420,156
Computers & Business Equipment - 2.83%
Radiant Systems, Inc. *	303,500	4,333,980

Cosmetics & Toiletries - 2.16%
Intermediate Parfums, Inc.	203,000	3,296,720

Crude Petroleum & Natural Gas - 2.49%
Goodrich Petroleum Corp. * (a)	158,000	3,812,540

Electronics - 3.27%
Daktronics, Inc. (a)	110,000	1,900,800
IPG Photonics Corp. *	182,000	3,106,740

		5,007,540
Energy - 1.81%
PowerSecure International, Inc. * (a)	208,200	2,771,142

Financial Services - 2.77%
FBR Capital Markets Corp. *	198,459	1,387,228
SWS Group, Inc.	250,600	2,854,334

		4,241,562
Healthcare Products - 9.71%
Cantel Medical Corp. *	242,500	2,672,350
Inverness Medical Innovations, Inc. * (a)	89,500	2,608,925
SurModics, Inc. * (a)	60,300	2,663,451
Symmetry Medical, Inc. *	388,500	6,915,300

		14,860,026
Healthcare Services - 4.34%
Air Methods Corp. *	94,300	3,877,616
Nighthawk Radiology Holdings, Inc. * (a)	242,200	2,765,924

		6,643,540

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery - 6.86%
Chart Industries, Inc. *	210,387	$7,218,378
Flow International Corp. *	444,900	3,278,913

		10,497,291
Insurance - 5.86%
First Mercury Financial Corp. *	169,300	2,784,985
National Interstate Corp.	112,200	3,087,744
Philadelphia Consolidated Holding Corp. *	90,900	3,083,328

		8,956,057
Internet Content - 1.87%
TheStreet.com, Inc.	315,900	2,862,054

Internet Software - 0.55%
Lionbridge Technologies, Inc. *	235,200	834,960

Investment Companies - 2.02%
iShares Russell 2000 Index Fund (a)	45,100	3,087,095

Leisure Time - 2.12%
Gaylord Entertainment Company *	107,700	3,240,693

Pollution Control - 1.02%
CECO Environmental Corp. *	172,300	1,564,484

Railroads & Equipment - 3.44%
Genesee & Wyoming, Inc., Class A *	169,600	5,257,600

Retail Trade - 6.04%
Christopher & Banks Corp.	139,700	1,508,760
Citi Trends, Inc. * (a)	127,500	1,850,025
Gaiam, Inc., Class A * (a)	94,628	2,013,684
Tractor Supply Company * (a)	103,100	3,860,064

		9,232,533
Software - 7.43%
ACI Worldwide, Inc. *	198,300	3,501,978
Deltek, Inc. *	28,705	368,859
DivX, Inc. * (a)	179,000	1,759,570
Secure Computing Corp. *	707,000	5,740,840

		11,371,247
Transportation - 2.30%
Pacer International, Inc.	228,800	3,516,656

TOTAL COMMON STOCKS (Cost $157,319,318)		$147,227,882

SHORT TERM INVESTMENTS - 22.06%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$33,741,185	$33,741,185

TOTAL SHORT TERM INVESTMENTS
(Cost $33,741,185)		$33,741,185

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.44%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$5,266,031 on 03/03/2008,
collateralized by $5,020,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$5,371,400, including interest)	$5,265,000	$5,265,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,265,000)		$5,265,000

Total Investments (Small Cap Fund)
(Cost $196,325,503) - 121.75%		$186,234,067
Liabilities in Excess of Other Assets - (21.75)%		(33,271,518)

TOTAL NET ASSETS - 100.00%		$152,962,549

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 85.96%

Advertising - 0.27%
Greenfield Online, Inc. *	901	$12,191
inVentiv Health, Inc. *	1,242	39,496
Marchex, Inc., Class B (a)	1,156	10,207
ValueClick, Inc. *	3,985	76,950

		138,844
Aerospace - 1.08%
AAR Corp. *	1,492	38,628
Aerovironment, Inc. *	272	5,777
Argon ST, Inc. *	543	8,824
Curtiss-Wright Corp.	1,760	74,026
Esterline Technologies Corp. *	1,150	60,260
GenCorp, Inc. *	2,312	24,045
HEICO Corp. (a)	1,020	44,676
Innovative Solutions & Support, Inc. * (a)	483	4,371
Integral Systems, Inc.	356	8,665
Moog, Inc., Class A *	1,316	54,009
MTC Technologies, Inc. *	348	8,248
Orbital Sciences Corp., Class A *	2,353	50,942
Teledyne Technologies, Inc. *	1,379	61,227
TransDigm Group, Inc. *	363	14,106
Triumph Group, Inc. (a)	658	37,236
Woodward Governor Company	2,386	68,168

		563,208
Agriculture - 0.20%
Alico, Inc.	141	5,760
Andersons, Inc.	610	28,219
Cadiz, Inc. *	558	8,325
Fresh Del Monte Produce, Inc. *	1,219	40,483
Maui Land & Pineapple, Inc. *	188	4,918
Tejon Ranch Company *	451	15,965

		103,670
Air Freight - 0.03%
ABX Air, Inc. *	2,487	7,610

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Freight (continued)
ExpressJet Holdings, Inc. *	2,455	$5,966

		13,576
Air Travel - 0.38%
Airtran Holdings, Inc. *	3,671	26,504
Alaska Air Group, Inc. *	1,518	37,039
Allegiant Travel Company *	223	6,068
JetBlue Airways Corp. * (a)	7,226	39,382
Pinnacle Airline Corp. *	737	8,262
Republic Airways Holdings, Inc. *	1,326	25,923
SkyWest, Inc.	2,416	53,442

		196,620
Aluminum - 0.19%
Century Aluminum Company *	1,172	77,504
Superior Essex, Inc. *	818	23,215

		100,719
Amusement & Theme Parks - 0.02%
Great Wolf Resorts, Inc. *	1,305	8,965

Apparel & Textiles - 1.45%
Bebe Stores, Inc.	1,028	12,552
Brown Shoe, Inc.	1,771	25,998
Carter's, Inc. *	2,333	35,998
Cherokee, Inc. (a)	280	9,478
Columbia Sportswear Company (a)	553	22,855
Deckers Outdoor Corp. *	509	56,316
G & K Services, Class A	852	32,598
G-III Apparel Group, Ltd. *	488	6,388
Iconix Brand Group, Inc. *	2,027	42,121
Interface, Inc., Class A	2,181	36,554
Jos. A. Bank Clothiers, Inc. * (a)	715	16,288
K-Swiss, Inc., Class A	1,054	15,294
Lululemon Athletica, Inc. * (a)	509	13,692
Maidenform Brands, Inc. *	941	11,640
Movado Group, Inc.	682	13,135
Oxford Industries, Inc.	549	11,606
Perry Ellis International, Inc. *	421	8,247
Quiksilver, Inc. *	5,004	45,036
Skechers United States of America, Inc.,
Class A *	823	17,522
Stage Stores, Inc.	1,732	21,927
Steven Madden, Ltd. *	827	13,927
The Gymboree Corp. *	1,130	44,737
The Warnaco Group, Inc. *	1,836	68,960
Timberland Company, Class A *	1,905	28,613
True Religion Apparel, Inc. * (a)	557	11,379
Under Armour, Inc., Class A * (a)	990	36,452
Unifirst Corp.	568	21,942
Volcom, Inc. *	604	11,941
Weyco Group, Inc.	273	7,379
Wolverine World Wide, Inc.	2,158	57,187

		757,762
Auto Parts - 1.03%
Accuride Corp. *	855	6,173
Aftermarket Technology Corp. *	865	16,219
American Axle & Manufacturing Holdings, Inc.	1,785	35,129

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts (continued)
Amerigon, Inc. *	875	$15,890
ArvinMeritor, Inc.	2,866	32,357
Commercial Vehicle Group, Inc. *	897	8,396
CSK Auto Corp. *	1,804	16,362
Exide Technologies *	3,026	30,926
Federal Signal Corp.	1,950	23,537
Hayes Lemmerz International, Inc. *	4,221	13,423
Lear Corp. *	3,068	84,615
LKQ Corp. *	4,479	95,134
Miller Industries, Inc. *	379	4,381
Modine Manufacturing Company	1,314	16,399
Noble International, Ltd.	439	4,790
Pep Boys - Manny, Moe & Jack	1,609	18,407
Standard Motor Products, Inc.	595	4,409
Superior Industries International, Inc. (a)	903	15,676
Tenneco, Inc. *	1,845	46,586
Titan International, Inc.	961	32,664
Visteon Corp. *	5,366	18,781

		540,254
Auto Services - 0.10%
Dollar Thrifty Automotive Group, Inc. *	872	12,522
Lithia Motors, Inc., Class A	651	6,692
Midas, Inc. *	611	9,244
Monro Muffler Brake, Inc.	720	12,060
RSC Holdings, Inc. *	850	9,580

		50,098
Automobiles - 0.13%
Asbury Automotive Group, Inc.	1,019	14,286
Group 1 Automotive, Inc.	904	22,148
Monaco Coach Corp.	1,240	12,127
Rush Enterprises, Inc., Class A *	1,313	19,459

		68,020
Banking - 5.72%
1st Source Corp.	579	10,109
Abington Bancorp, Inc.	543	5,446
AMCORE Financial, Inc.	905	17,575
Americanwest BanCorp.	738	6,517
Ameris Bancorp	516	7,338
Anchor BanCorp Wisconsin, Inc.	807	15,277
BancFirst Corp.	306	12,892
Banco Latinoamericano de
Exportaciones, S.A.	1,083	14,556
Bancorp, Inc. *	429	4,908
Bank Mutual Corp.	2,002	21,521
Bank of the Ozarks, Inc.	516	12,203
BankAtlantic Bancorp, Inc., Class A	1,782	8,126
BankFinancial Corp.	957	13,609
BankUnited Financial Corp., Class A (a)	1,379	6,730
Banner Corp.	640	13,862
Beneficial Mutual Bancorp, Inc. *	1,534	14,036
Berkshire Hill Bancorp, Inc.	442	10,011
Boston Private Financial Holdings, Inc. (a)	1,487	20,476
Brookline Bancorp, Inc.	2,592	24,909
Capital City Bank Group, Inc. (a)	520	13,993
Capital Corp. of the West	367	5,046

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Capitol Bancorp, Ltd. (a)	602	$11,209
Cascade Bancorp (a)	943	9,581
Cathay General Bancorp, Inc. (a)	2,026	44,410
Centennial Bank Holdings, Inc. *	2,000	11,860
Center Financial Corp.	446	4,340
Central Pacific Financial Corp.	1,244	23,002
Chemical Financial Corp. (a)	1,005	22,331
Citizens Banking Corp.	3,043	33,869
City Bank, Lynnwood, WA (a)	559	10,308
CoBiz, Inc. (a)	775	9,525
Columbia Banking System, Inc.	728	16,810
Community Bancorp - NV *	400	4,920
Community Bank Systems, Inc.	1,201	26,542
Community Trust Bancorp, Inc.	610	16,500
Corus Bankshares, Inc. (a)	1,577	16,290
CVB Financial Corp. (a)	2,674	24,574
Dime Community Bancorp, Inc.	1,036	15,768
Downey Financial Corp. (a)	864	22,628
Enterprise Financial Services Corp.	383	7,664
F.N.B. Corp. (a)	2,375	32,561
First BanCorp Puerto Rico (a)	3,740	33,810
First Bancorp	450	7,969
First Busey Corp. (a)	1,040	19,458
First Charter Corp.	1,401	33,918
First Commonwealth Financial Corp. (a)	2,982	31,550
First Community Bancorp	1,025	29,212
First Community Bancshares, Inc.	411	13,008
First Financial BanCorp	1,377	15,959
First Financial Bankshares, Inc.	815	30,864
First Financial Corp.	535	14,044
First Financial Holdings, Inc.	512	11,628
First Merchants Corp.	740	19,987
First Midwest BanCorp, Inc., Illinois	1,944	50,641
First Niagara Financial Group, Inc.	4,053	46,285
First Place Financial Corp. (a)	670	8,214
First Regional Bancorp *	324	5,187
First South Bancorp, Inc.	338	6,652
First State Bancorp	860	10,217
FirstFed Financial Corp. *	554	17,312
FirstMerit Corp.	3,196	59,989
Flagstar Bancorp, Inc. (a)	1,856	13,289
Flushing Financial Corp.	888	14,474
Franklin Bank Corp. * (a)	991	3,805
Frontier Financial Corp. (a)	1,659	24,852
Glacier Bancorp, Inc. (a)	2,102	36,133
Great Southern Bancorp, Inc. (a)	414	7,431
Greene County Bancshares, Inc.	483	8,800
Greenhill & Company, Inc. (a)	709	46,092
Hancock Holding Company (a)	1,054	39,040
Hanmi Financial Corp.	1,701	12,979
Harleysville National Corp. (a)	1,267	16,838
Heartland Financial USA, Inc. (a)	537	9,548
Heritage Commerce Corp.	564	9,295
Home Bancshares, Inc. (a)	427	8,531
Horizon Financial Corp.	502	6,426
IBERIABANK Corp.	464	20,634

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Imperial Capital Bancorp, Inc.	219	$4,897
Independent Bank Corp. - MA	571	15,114
Independent Bank Corp. - MI	969	9,457
Integra Bank Corp.	883	12,547
International Bancshares Corp.	2,039	44,206
Investors Bancorp, Inc. * (a)	2,069	30,001
Lakeland Bancorp, Inc. (a)	749	8,344
Lakeland Financial Corp. (a)	453	9,241
Macatawa Bank Corp. (a)	612	5,643
MainSource Financial Group, Inc. (a)	766	10,042
MB Financial, Inc.	1,436	41,314
Midwest Banc Holdings, Inc. (a)	953	9,787
Nara Bancorp, Inc.	942	10,324
National Penn Bancshares, Inc.	3,106	49,721
NewAlliance Bancshares, Inc. (a)	4,571	52,018
Northfield Bancorp, Inc. *	883	9,042
Northwest Bancorp, Inc. (a)	743	19,623
Old National Bancorp (a)	2,635	40,895
Old Second Bancorp, Inc. (a)	443	11,412
Omega Financial Corp.	514	14,140
Oriental Financial Group, Inc.	835	17,385
Oritani Financial Corp. *	484	5,353
Pacific Capital Bancorp (a)	1,889	39,575
Park National Corp. (a)	482	29,161
Peoples Bancorp, Inc.	393	8,536
PFF Bancorp, Inc. (a)	952	8,063
Pinnacle Financial Partners, Inc. *	901	20,669
Preferred Bank, Los Angeles, CA	345	6,320
PrivateBancorp, Inc. (a)	748	22,507
Prosperity Bancshares, Inc.	1,409	37,198
Provident Bankshares Corp.	1,308	16,651
Provident Financial Services, Inc.	2,488	29,831
Provident New York Bancorp	1,619	21,225
Renasant Corp.	859	18,091
Republic Bancorp, Inc., Class A	363	5,939
Royal Bank of Canada	1,064	53,306
S & T Bancorp, Inc.	986	27,953
S.Y. Bancorp, Inc. (a)	454	9,974
Sandy Spring Bancorp, Inc.	633	17,224
SCBT Financial Corp.	411	12,293
Seacoast Banking Corp. of Florida (a)	579	5,790
Security Bank Corp. (a)	625	4,237
Signature Bank *	1,171	31,031
Simmons First National Corp., Class A	572	14,615
Southside Bancshares, Inc.	435	9,035
Southwest Bancorp, Inc.	589	9,536
Sterling Bancorp	787	11,081
Sterling Bancshares, Inc.	2,981	27,753
Sterling Financial Corp., PA	1,091	18,252
Sterling Financial Corp., Spokane	2,089	31,105
Suffolk Bancorp	408	12,187
Sun Bancorp, Inc. of New Jersey *	662	8,447
Superior Bancorp *	1,754	9,156
Susquehanna Bancshares, Inc.	3,401	67,646
SVB Financial Group *	1,342	60,793
Texas Capital Bancshares, Inc. *	949	14,197

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
The South Financial Group, Inc.	2,978	$42,973
Tierone Corp.	746	10,966
Tompkins Trustco, Inc.	274	12,070
Trico Bancshares	587	9,903
TrustCo Bank Corp., NY (a)	3,028	26,192
Trustmark Corp. (a)	1,943	38,394
UCBH Holdings, Inc. (a)	4,000	45,160
Umpqua Holdings Corp. (a)	2,464	34,915
Union Bankshares Corp. (a)	563	9,847
United Bankshares, Inc.	1,523	40,009
United Community Banks, Inc. (a)	1,692	24,094
United Security Bancshares (a)	327	4,382
Univest Corp. of Pennsylvania (a)	481	9,846
ViewPoint Financial Group (a)	461	7,155
Virginia Commerce Bancorp, Inc. *	732	7,379
Washington Trust Bancorp, Inc.	463	10,705
WesBanco, Inc.	1,020	23,756
West Coast Bancorp	671	10,065
WestAmerica Bancorp (a)	1,184	56,039
Western Alliance Bancorp * (a)	705	8,446
Wilshire Bancorp, Inc.	696	4,928
Wintrust Financial Corp.	956	32,265

		2,987,275
Biotechnology - 1.85%
Acorda Therapeutics, Inc. *	1,007	20,583
Affymetrix, Inc. *	2,749	52,726
Alnylam Pharmaceuticals, Inc. *	1,404	39,874
Applera Corp. - Celera Genomics Group *	3,168	43,908
Arena Pharmaceuticals, Inc. *	2,972	20,150
Arqule, Inc. *	1,678	7,652
Bio Reference Labs, Inc. *	449	12,415
BioMimetic Therapeutics, Inc. *	397	5,455
Bio-Rad Laboratories, Inc., Class A *	742	70,074
Cytokinetics, Inc. *	1,605	5,409
Exelixis, Inc. *	4,263	27,198
Genomic Health, Inc. * (a)	567	10,813
Geron Corp. * (a)	3,016	14,839
GTx, Inc. * (a)	742	12,147
Human Genome Sciences, Inc. *	5,472	32,340
Illumina, Inc. * (a)	2,137	154,740
Immucor, Inc. *	2,739	81,622
Integra LifeSciences Holdings Corp. * (a)	711	29,464
Intermune, Inc. * (a)	1,245	17,530
Keryx Biopharmaceuticals, Inc. *	1,838	10,568
Kosan Biosciences, Inc. *	2,003	3,986
Martek Biosciences Corp. * (a)	1,293	37,057
Medarex, Inc. *	5,085	47,291
Medivation, Inc. * (a)	875	14,009
Momenta Pharmaceuticals, Inc. *	1,027	10,434
Myriad Genetics, Inc. *	1,722	63,748
Nabi Biopharmaceuticals * (a)	2,644	10,232
Nektar Therapeutics *	3,757	26,111
Neurocrine Biosciences, Inc. * (a)	1,636	8,196
Orexigen Therapeutics Inc *	432	5,594
Osiris Therapeutics, Inc. * (a)	603	6,193
Pharmanet Development Group, Inc. *	740	21,334

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Progenics Pharmaceuticals, Inc. *	1,061	$16,233
Regeneration Technologies, Inc. * (a)	1,243	10,690
Telik, Inc. * (a)	2,382	5,979
Tercica, Inc. * (a)	1,414	8,555

		965,149
Broadcasting - 0.41%
Acacia Research - Acacia Technologies *	1,272	8,306
Belo Corp., Class A	3,414	40,183
CKX, Inc. *	1,547	13,799
Cox Radio, Inc., Class A *	1,459	16,035
Crown Media Holdings, Inc., Class A * (a)	986	5,463
Cumulus Media, Inc., Class A *	1,397	7,684
Emmis Communications Corp., Class A * (a)	1,623	4,804
Entercom Communications Corp.	1,469	16,409
Entravision Communications Corp., Class A *	2,949	17,104
Fisher Communications, Inc. *	306	9,584
Gray Television, Inc.	1,863	10,805
Journal Communications, Inc.	1,836	12,650
Mediacom Communications Corp., Class A *	2,451	10,711
Nexstar Broadcasting Group, Inc. *	621	4,595
Sinclair Broadcast Group, Inc., Class A (a)	2,140	19,752
World Wrestling Entertainment, Inc., Class A	859	15,204

		213,088
Building Materials & Construction - 0.69%
Apogee Enterprises, Inc.	1,157	17,806
Beacon Roofing Supply, Inc. *	1,821	15,588
Builders FirstSource, Inc. * (a)	613	4,064
Drew Industries, Inc. *	726	19,573
Dycom Industries, Inc. *	1,626	18,601
EMCOR Group, Inc. *	2,541	61,213
Granite Construction, Inc.	1,431	43,202
Griffon Corp. *	1,240	10,974
Interline Brands, Inc. *	1,089	19,352
LSI Industries, Inc.	760	10,100
NCI Building Systems, Inc. * (a)	807	24,484
Perini Corp. *	1,067	39,991
Texas Industries, Inc. (a)	1,090	62,784
Trex Company, Inc. * (a)	555	4,329
U.S. Concrete, Inc. *	1,344	5,363
WCI Communities, Inc. * (a)	1,358	5,283

		362,707
Business Services - 4.21%
ABM Industries, Inc.	1,722	34,199
Administaff, Inc.	937	23,106
AMERCO, Inc. *	402	20,948
Arbitron, Inc.	1,122	47,034
Barrett Business Services, Inc.	284	4,601
BearingPoint, Inc. *	8,369	13,558
Black Box Corp.	702	21,762
Bowne & Company, Inc.	1,128	14,969
Bright Horizons Family Solutions, Inc. *	1,046	47,049
CDI Corp.	530	12,057
Coinstar, Inc. *	1,122	32,718
Compass Diversified Trust	866	11,778
Compucredit Corp. * (a)	841	8,730

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
comScore, Inc. *	215	$4,433
COMSYS IT Partners, Inc. *	733	6,905
Constant Contact, Inc. *	318	5,660
Core-Mark Holding Company, Inc. *	341	9,060
Cornell Corrections, Inc. *	385	8,012
CoStar Group, Inc. *	774	32,136
CRA International, Inc. *	441	16,749
CSG Systems International, Inc. *	1,506	17,093
Deluxe Corp.	2,079	43,306
DG Fastchannel, Inc. *	607	12,255
Diamond Management & Technology
Consultants, Inc.	1,069	6,339
Electro Rent Corp.	709	9,203
Ennis Business Forms, Inc.	1,033	16,487
Euronet Worldwide, Inc. * (a)	1,836	39,658
Exponent, Inc. *	588	17,111
EZCORP, Inc., Class A *	1,491	17,489
Forrester Research, Inc. *	615	16,384
FTI Consulting, Inc. *	1,875	119,062
Gartner Group, Inc., Class A *	2,777	52,513
Gevity HR, Inc.	917	6,401
Global Cash Access, Inc. *	1,828	9,634
Global Sources, Ltd. * (a)	713	8,699
GSI Commerce, Inc. * (a)	809	11,706
Healthcare Services Group, Inc.	1,649	32,617
Heidrick & Struggles International, Inc.	725	24,817
Hudson Highland Group, Inc. *	1,085	8,083
Huron Consulting Group, Inc. *	740	39,264
ICT Group, Inc. *	387	3,324
Informatica Corp. *	3,489	60,918
Insight Enterprises, Inc. *	1,926	33,763
Intervoice Brite, Inc. *	1,633	11,545
Jackson Hewitt Tax Service, Inc.	1,203	25,179
Kelly Services, Inc., Class A	948	18,211
Kendle International, Inc. *	511	22,898
Kenexa Corp. *	1,032	20,908
Kforce, Inc. *	1,331	11,380
Korn/Ferry International *	1,910	32,203
LECG Corp. *	1,067	10,137
MAXIMUS, Inc.	730	26,514
McGrath Rentcorp	1,014	21,233
Michael Baker Corp. *	288	8,294
MPS Group, Inc. *	4,113	46,888
Navigant Consulting Company * (a)	1,920	31,315
Net 1 UEPS Technologies, Inc. *	1,677	48,801
On Assignment, Inc. *	1,510	9,347
Perot Systems Corp., Class A *	3,488	48,100
PHH Corp. *	2,138	43,273
Pre-Paid Legal Services, Inc. *	357	17,011
Quest Software, Inc. *	2,740	38,990
Resource America, Inc.	494	5,903
Resources Connection, Inc. *	1,822	29,334
Rollins, Inc.	1,685	29,740
SAIC, Inc. *	6,615	126,082
ScanSource, Inc. *	1,037	35,227
Seachange International, Inc. *	1,277	7,534

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
SonicWALL, Inc. *	2,599	$21,650
Sotheby's	2,634	88,818
Source Interlink Companies *	1,619	2,736
Spherion Corp. *	2,308	14,956
SRA International, Inc., Class A *	1,637	39,288
Standard Parking Corp. *	356	7,234
Stanley, Inc. *	323	8,944
SYNNEX Corp. *	652	13,568
Syntel, Inc.	512	13,942
TeleTech Holdings, Inc. *	1,678	37,872
Tetra Tech, Inc. *	2,329	43,948
TrueBlue, Inc. *	1,764	22,032
Tyler Technologies, Inc. *	1,569	21,731
Viad Corp.	850	29,470
Volt Information Sciences, Inc. *	582	9,353
Waste Industries USA	183	6,696
Watson Wyatt Worldwide, Inc., Class A	1,677	88,965
Wind River Systems, Inc. *	3,038	21,965

		2,200,805
Cable & Television - 0.40%
Gemstar-TV Guide International, Inc. *	10,262	48,642
Knology, Inc. *	1,104	13,491
Lin TV Corp. *	1,169	12,006
LodgeNet Entertainment Corp. *	967	9,003
Time Warner Telecom, Inc., Class A *	5,794	92,356
TiVo, Inc. * (a)	4,008	34,789

		210,287
Cellular Communications - 0.25%
Brightpoint, Inc. *	2,051	21,207
iPCS, Inc. *	728	13,810
Novatel Wireless, Inc. *	1,303	13,786
RF Micro Devices, Inc. *	10,704	33,718
Rural Cellular Corp., Class A *	492	21,663
Syniverse Holdings, Inc. *	1,121	19,001
USA Mobility, Inc. *	954	10,017

		133,202
Chemicals - 2.57%
A. Schulman, Inc.	1,077	22,014
Albany Molecular Research, Inc. *	1,010	11,241
American Vanguard Corp.	749	11,317
Arch Chemicals, Inc.	967	33,758
Balchem Corp.	722	14,469
Calgon Carbon Corp. * (a)	1,611	26,324
Cambrex Corp. *	1,171	10,223
CF Industries Holdings, Inc.	2,206	269,308
Ferro Corp.	1,752	28,207
Georgia Gulf Corp. (a)	1,473	8,926
H.B. Fuller Company	2,422	55,101
Hercules, Inc.	4,632	84,858
Innophos Holdings, Inc.	876	11,581
Innospec, Inc.	986	18,478
Landec Corp. *	910	8,536
LSB Industries, Inc. *	619	14,763
Metabolix, Inc. * (a)	611	9,837
Minerals Technologies, Inc.	756	45,572

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Newmarket Corp.	562	$37,626
Olin Corp.	2,924	56,199
OM Group, Inc. *	1,187	71,849
PolyOne Corp. *	3,751	24,382
Rockwood Holdings, Inc. *	1,389	42,628
Sensient Technologies Corp.	1,861	50,135
ShengdaTech, Inc. * (a)	1,145	12,114
Stepan Company	234	7,979
Terra Industries, Inc. *	3,699	167,233
Tronox, Inc.	1,497	6,602
UAP Holding Corp.	2,036	78,386
Valhi, Inc.	267	5,161
W. R. Grace & Company *	2,817	59,805
Zep, Inc.	885	13,895
Zoltek Companies, Inc. * (a)	1,000	22,880

		1,341,387
Coal - 0.26%
Alpha Natural Resources, Inc. *	2,617	106,093
International Coal Group, Inc. * (a)	5,141	31,977

		138,070
Colleges & Universities - 0.05%
Corinthian Colleges, Inc. *	3,510	27,905

Commercial Services - 0.69%
CBIZ, Inc. *	1,879	16,723
Cenveo, Inc. *	2,177	32,742
Chemed Corp.	943	44,991
DynCorp International, Inc. *	993	16,504
Exlservice Holdings, Inc. *	929	19,816
First Advantage Corp., Class A *	306	6,086
HMS Holdings Corp. *	841	23,010
Live Nation, Inc. *	2,980	35,373
Morningstar, Inc. *	485	31,617
Odyssey Marine Exploration, Inc. * (a)	1,728	8,467
PeopleSupport, Inc. *	969	11,250
Perficient, Inc. *	1,179	9,963
Providence Service Corp. *	455	12,826
Team, Inc. *	631	19,239
TNS, Inc. *	961	17,154
Waste Services, Inc. * (a)	846	6,844
Wright Express Corp. *	1,592	46,072

		358,677
Computer Services - 0.01%
3PAR, Inc. *	367	3,009
SuccessFactors Inc *	497	4,135

		7,144
Computers & Business Equipment - 2.57%
3Com Corp. *	15,678	51,581
3D Systems Corp. * (a)	742	10,729
Acme Packet, Inc. *	937	7,515
Agilysys, Inc.	1,013	12,835
Avocent Corp. *	2,053	34,347
Benchmark Electronics, Inc. *	2,892	48,586
BigBand Networks, Inc. *	580	3,613
Blue Coat Systems, Inc. *	1,304	30,618

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
CACI International, Inc., Class A *	1,222	$53,353
Cogent, Inc. *	1,784	17,840
Cray, Inc. *	1,453	6,844
Data Domain, Inc. * (a)	392	8,326
Digi International, Inc. *	1,049	11,046
Echelon Corp. * (a)	1,223	13,734
Electronics for Imaging, Inc. *	2,305	34,713
EMS Technologies, Inc. *	619	17,821
Extreme Networks, Inc. *	4,923	14,818
Falconstor Software, Inc. * (a)	1,349	11,224
Foundry Networks, Inc. *	5,846	69,392
Gerber Scientific, Inc. *	961	8,361
Hurco Companies, Inc. *	204	9,021
Hypercom Corp. *	2,283	8,470
IHS, Inc., Class A *	1,327	81,810
Immersion Corp. *	1,250	10,537
Intermec, Inc. * (a)	2,449	53,976
Internap Network Services Corp. * (a)	2,021	14,147
Ixia *	1,822	13,683
Jack Henry & Associates, Inc.	3,126	73,555
L-1 Identity Solutions, Inc. *	2,387	28,548
Limelight Networks, Inc. * (a)	676	3,164
Liveperson, Inc. *	1,510	5,149
MICROS Systems, Inc. *	3,029	97,049
MTS Systems Corp.	724	22,582
Ness Technologies, Inc. *	1,397	13,020
Netezza Corp. *	475	4,702
NETGEAR, Inc. *	1,392	30,373
Palm, Inc. * (a)	4,185	27,077
Parametric Technology Corp. *	4,596	70,365
Plexus Corp. *	1,854	45,924
Quantum Corp. *	8,088	20,220
Rackable Systems, Inc. *	1,207	11,153
Radiant Systems, Inc. *	1,083	15,465
RadiSys Corp. *	914	8,692
Rimage Corp. *	416	9,576
SI International, Inc. *	531	13,211
Sigma Designs, Inc. *	1,182	34,810
Silicon Graphics, Inc. *	263	4,147
Silicon Storage Technology, Inc. *	3,903	11,045
Smart Modular Technologies (WWH), Inc. *	2,029	13,473
Sonic Solutions * (a)	959	8,660
Standard Microsystems Corp. *	913	25,884
STEC, Inc. *	1,347	9,806
Stratasys, Inc. *	841	15,777
Sykes Enterprises, Inc. *	1,322	22,196
Synaptics, Inc. *	1,034	27,701
Trident Microsystems, Inc. *	2,352	11,736

		1,344,000
Construction & Mining Equipment - 0.59%
A.S.V., Inc. *	831	14,950
Astec Industries, Inc. *	757	28,660
Bucyrus International, Inc., Class A	1,490	148,821
Carbo Ceramics, Inc. (a)	811	29,958
Gulf Islands Fabrication, Inc.	454	13,243

The accompanying notes are an integral part of the financial statements. 195

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction & Mining Equipment
(continued)
Kaman Corp., Class A	975	$23,400
Layne Christensen Company *	671	26,867
Matrix Service Company *	1,075	21,866

		307,765
Construction Materials - 0.51%
Ameron International Corp.	361	39,844
Applied Industrial Technologies, Inc.	1,717	47,458
Clarcor, Inc.	2,035	72,853
Columbus McKinnon Corp. *	756	21,652
Comfort Systems USA, Inc.	1,639	19,504
Simpson Manufacturing Company, Inc. (a)	1,477	35,389
Standex International Corp.	533	10,132
Universal Forest Products, Inc.	672	18,668

		265,500
Containers & Glass - 0.35%
Graphic Packaging Corp. *	3,120	9,610
Greif, Inc., Class A	1,309	85,595
Mobile Mini, Inc. *	1,443	26,854
Silgan Holdings, Inc.	978	45,712
TAL International Group, Inc.	655	13,670

		181,441
Correctional Facilities - 0.10%
The Geo Group, Inc. *	2,012	53,700

Cosmetics & Toiletries - 0.34%
Chattem, Inc. * (a)	673	52,427
Elizabeth Arden, Inc. *	987	17,983
Helen of Troy, Ltd. *	1,227	19,374
Intermediate Parfums, Inc.	331	5,376
Nu Skin Enterprises, Inc., Class A	2,029	33,600
Sally Beauty Holdings, Inc. *	3,751	28,695
Steiner Leisure, Ltd. *	647	21,235

		178,690
Crude Petroleum & Natural Gas - 1.41%
Allis-Chalmers Energy, Inc. *	1,019	12,860
Arena Resources, Inc. *	1,215	49,183
Bill Barrett Corp. *	1,240	57,462
Bois d'Arc Energy, Inc. *	754	16,188
Carrizo Oil & Gas, Inc. * (a)	974	56,249
Concho Resources, Inc. *	940	21,902
Contango Oil & Gas Company *	523	33,629
Edge Petroleum Corp. * (a)	1,265	6,072
EXCO Resources, Inc. *	2,475	42,941
FX Energy, Inc. * (a)	1,655	7,762
Geokinetics, Inc. *	279	4,790
GMX Resources, Inc. *	482	13,973
Goodrich Petroleum Corp. * (a)	796	19,208
Gulfport Energy Corp. *	926	13,371
Harvest Natural Resources, Inc. *	1,436	17,605
Oilsands Quest, Inc. * (a)	5,715	22,860
Parallel Petroleum Corp. *	1,692	31,268
Penn Virginia Corp.	1,627	69,245
Petroquest Energy, Inc. *	1,695	26,713
SulphCo, Inc. * (a)	2,020	8,504

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Swift Energy Company *	1,180	$56,321
Toreador Resources Corp. * (a)	611	5,731
TXCO Resources, Inc. *	1,394	19,405
VAALCO Energy, Inc. *	2,460	10,972
Venoco, Inc. *	610	7,967
Whiting Petroleum Corp. *	1,677	102,666

		734,847
Distribution/Wholesale - 0.02%
BMP Sunstone Corp. * (a)	1,256	10,839

Domestic Oil - 1.32%
Atlas America, Inc.	918	55,511
Berry Petroleum Company, Class A	1,580	64,954
Brigham Exploration Company *	1,924	15,026
Comstock Resources, Inc. *	1,780	64,614
Delta Petroleum Corp. * (a)	2,656	63,638
Encore Aquisition Company *	2,115	77,832
Energy Partners, Ltd. *	1,208	12,998
EnergySouth, Inc. (a)	289	14,670
GeoGlobal Resources, Inc. *	1,229	4,080
Mariner Energy, Inc. *	3,471	96,251
McMoran Exploration Company * (a)	1,741	29,249
Oil States International, Inc. *	1,948	82,128
Stone Energy Corp. *	1,120	56,851
Union Drilling, Inc. *	515	10,310
Warren Resources, Inc. *	2,388	31,951
Williams Clayton Energy, Inc. *	210	7,949

		688,012
Drugs & Health Care - 2.07%
Abaxis, Inc. *	838	24,419
Abiomed, Inc. *	1,185	16,945
Acadia Pharmaceuticals, Inc. *	1,269	12,588
Alpharma, Inc., Class A *	1,738	43,763
Ariad Pharmaceuticals, Inc. * (a)	2,949	9,879
BioMarin Pharmaceutical, Inc. *	3,822	145,389
CV Therapeutics, Inc. * (a)	2,469	14,419
Datascope Corp.	516	17,957
Dendreon Corp. * (a)	3,393	17,915
Durect Corp. *	3,070	15,258
Gentiva Health Services, Inc. *	1,096	23,630
Hansen Medical, Inc. * (a)	401	7,535
I-Flow Corp. * (a)	848	11,948
Immunomedics, Inc. *	2,651	6,548
Invacare Corp.	1,159	28,929
K-V Pharmaceutical Company, Class A *	1,243	31,224
Landauer, Inc.	367	17,543
Luminex Corp. *	1,458	25,384
Mannatech, Inc. (a)	623	4,847
Matria Healthcare, Inc. *	855	21,478
Maxygen, Inc. *	1,100	7,062
Medical Action, Inc. *	576	10,840
Mentor Corp. (a)	1,345	39,893
Meridian Bioscience, Inc.	1,580	54,147
Molina Healthcare, Inc. * (a)	531	16,806
OraSure Technologies, Inc. *	1,901	13,573

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Pain Therapeutics, Inc. * (a)	1,495	$12,603
Parexel International Corp. *	1,093	60,060
Perrigo Company	3,065	102,432
Quidel Corp. *	1,169	19,207
Res-Care, Inc. *	973	20,958
Savient Pharmaceuticals, Inc. *	2,138	48,490
Seattle Genetics, Inc. *	2,415	21,711
Synutra International, Inc. * (a)	159	4,272
Vital Signs, Inc.	428	21,764
Vivus, Inc. *	2,364	13,853
West Pharmaceutical Services, Inc.	1,305	53,896
XenoPort, Inc. *	855	43,750
Zymogenetics, Inc. *	1,635	16,334

		1,079,249
Educational Services - 0.52%
American Public Education, Inc. *	224	7,466
Capella Education Company *	422	22,244
DeVry, Inc.	2,388	104,929
INVESTools, Inc. *	2,091	24,193
Leapfrog Enterprises, Inc., Class A * (a)	1,462	8,333
Renaissance Learning, Inc. (a)	400	5,264
Strayer Education, Inc.	575	89,527
Universal Technical Institute, Inc. *	980	12,250

		274,206
Electrical Equipment - 1.50%
A.O. Smith Corp.	814	29,654
Aaon, Inc.	582	9,609
American Science & Engineering, Inc.	364	19,714
Anaren, Inc. *	664	8,393
Anixter International, Inc. *	1,217	79,580
Audiovox Corp., Class A *	610	5,490
AZZ, Inc. *	465	16,470
Baldor Electric Company	1,827	52,380
Cohu, Inc.	939	14,686
Coleman Cable, Inc. *	355	4,193
DTS, Inc. *	746	18,150
Encore Wire Corp. (a)	945	15,829
Excel Technology, Inc. *	493	12,709
FLIR Systems, Inc. *	5,285	150,411
GrafTech International, Ltd. *	4,180	66,964
Greatbatch, Inc. *	901	19,254
Houston Wire & Cable Company (a)	586	8,497
Littelfuse, Inc. *	893	27,835
Methode Electronics, Inc.	1,484	15,805
Powell Industries, Inc. *	327	12,465
Power-One, Inc. * (a)	3,086	8,024
Universal Electronics, Inc. *	580	13,166
Varian, Inc. *	1,222	66,171
Vicor Corp.	823	9,983
W.H. Brady Company, Class A	2,013	61,557
Watsco, Inc. (a)	916	34,808

		781,797
Electrical Utilities - 1.47%
Allete, Inc.	1,022	36,833
Avista Corp.	2,121	38,687

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Black Hills Corp.	1,494	$53,425
Central Vermont Public Service Corp. (a)	426	10,203
CH Energy Group, Inc.	649	23,221
Cleco Corp.	2,374	54,388
El Paso Electric Company *	1,835	37,544
Empire District Electric Company	1,364	27,976
EnerNOC, Inc. *	183	2,705
IDACORP, Inc. (a)	1,731	51,584
ITC Holdings Corp.	1,937	103,242
MGE Energy, Inc.	871	27,489
NorthWestern Corp.	1,421	36,647
Otter Tail Corp.	1,183	38,388
Pike Electric Corp. *	717	9,271
PNM Resources, Inc.	3,079	36,455
Portland General Electric Company	1,209	28,206
UIL Holding Corp.	1,025	30,125
Unisource Energy Corp.	1,392	32,921
Westar Energy, Inc.	3,968	90,193

		769,503
Electronics - 1.80%
Adaptec, Inc. *	4,982	13,202
Anadigics, Inc. *	2,386	16,797
Analogic Corp.	528	30,893
Applied Energetics, Inc. * (a)	1,255	2,949
Bel Fuse, Inc., Class B	488	13,308
Belden, Inc.	1,792	70,426
Checkpoint Systems, Inc. *	1,579	38,212
Comtech Group, Inc. *	805	8,420
CTS Corp.	1,463	14,191
Cubic Corp.	629	16,084
Cynosure, Inc. *	291	6,964
Daktronics, Inc. (a)	1,289	22,274
Eagle Test Systems, Inc. *	459	4,806
Electro Scientific Industries, Inc. *	1,184	19,169
Enersys *	846	19,450
FEI Company *	1,455	29,667
Franklin Electric, Inc. (a)	773	25,494
Hutchinson Technology, Inc. * (a)	1,064	17,875
II-VI, Inc. *	948	31,038
Imation Corp.	1,422	32,066
Integrated Electrical Services, Inc. *	565	9,752
IPG Photonics Corp. *	434	7,408
Itron, Inc. * (a)	1,197	114,110
Kemet Corp. *	3,421	16,968
LoJack Corp. *	775	9,672
Measurement Specialties, Inc. *	590	10,461
Medis Technologies, Ltd. * (a)	960	10,397
Mentor Graphics Corp. *	3,636	33,088
Mercury Computer Systems, Inc. *	972	6,231
Multi-Fineline Electronix, Inc. *	313	6,657
Newport Corp. *	1,448	15,218
OSI Systems, Inc. *	611	12,923
Park Electrochemical Corp.	813	19,146
Rogers Corp. *	718	22,746
SiRF Technology Holdings, Inc. * (a)	2,416	15,632
Sonic Innovations, Inc. *	1,008	4,264

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Stoneridge, Inc. *	561	$6,048
Supertex, Inc. *	480	9,936
Sycamore Networks, Inc. *	7,515	26,227
Syntax-Brillian Corp. * (a)	2,108	1,498
Taser International, Inc. * (a)	2,512	28,310
Technitrol, Inc.	1,631	35,898
TTM Technologies, Inc. *	1,717	18,921
Universal Display Corp. * (a)	1,111	18,931
X-Rite, Inc. *	1,198	9,812
Zoran Corp. *	2,002	27,487
Zygo Corp. *	618	7,873

		938,899
Energy - 0.57%
Alon USA Energy, Inc.	533	8,363
Aventine Renewable Energy Holdings, Inc. * (a)	1,266	8,140
Clean Energy Fuels Corp. *	457	6,983
Comverge, Inc. *	222	3,121
Energy Conversion Devices, Inc. * (a)	1,593	42,326
Evergreen Energy, Inc. * (a)	3,674	7,899
Evergreen Solar, Inc. * (a)	3,433	32,991
Fuelcell Energy, Inc. * (a)	2,728	19,533
Headwaters, Inc. * (a)	1,597	19,579
New Jersey Resources Corp.	1,086	49,967
Nova Biosource Fuels, Inc. * (a)	1,484	2,998
Ormat Technologies, Inc.	558	24,362
Pacific Ethanol, Inc. * (a)	1,483	7,356
Rosetta Resources, Inc. *	2,053	42,004
US BioEnergy Corp. *	599	4,391
VeraSun Energy Corp. * (a)	1,654	14,952
Verenium Corp. * (a)	1,799	5,379

		300,344
Financial Services - 2.50%
Advance America Cash Advance Centers, Inc.	2,696	20,031
Advanta Corp., Class B	1,512	11,673
Ampal American Israel Corp. *	769	4,960
Apollo Investment Corp. (a)	4,717	73,114
Ares Capital Corp. (a)	2,742	35,152
Asset Acceptance Capital Corp. *	554	5,402
Asta Funding, Inc.	455	7,362
Bankrate, Inc. *	449	18,975
BlackRock Kelso Capital Corp. *	409	5,137
Calamos Asset Management, Inc.	867	15,944
Capital Southwest Corp.	116	12,767
Cass Information Systems, Inc. (a)	254	7,112
Centerline Holding Company	2,098	10,490
City Holding Company	674	25,100
Cohen & Steers, Inc. (a)	712	17,928
Cowen Group, Inc. * (a)	594	4,455
Credit Acceptance Corp. *	229	3,476
Delphi Financial Group, Inc.	1,756	52,961
Dollar Financial Corp. *	652	14,650
Duff & Phelps Corp. *	399	6,105
Encore Capital Group, Inc. *	618	4,561
Epoch Holding Corp. (a)(c)	300	3,363
Evercore Partners, Inc. (a)	345	6,776

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
FBR Capital Markets Corp. *	1,274	$8,905
FCStone Group, Inc. *	358	16,697
Federal Agricultural Mortgage Corp., Class C	412	9,905
Financial Federal Corp.	1,073	23,123
Fremont General Corp. * (a)	2,845	2,845
Friedman, Billings, Ramsey Group, Inc.	5,844	14,552
GAMCO Investors, Inc.	216	12,100
GfiGroup, Inc. *	633	48,456
Gladstone Capital Corp.	715	12,012
Heartland Payment Systems, Inc. (a)	646	14,231
Hercules Technology Growth Capital, Inc.	1,294	15,386
HFF, Inc. *	630	4,612
Interactive Brokers Group, Inc. *	1,577	48,997
Interactive Data Corp.	1,418	41,491
Irwin Financial Corp.	728	5,467
KBW, Inc. * (a)	1,159	24,884
Kearny Financial Corp.	944	10,101
Knight Capital Group, Inc. *	3,880	62,196
Kohlberg Capital Corp.	534	6,045
LaBranche & Company, Inc. *	2,189	10,157
Ladenburg Thalmann Financial Services, Inc. * (a)	4,079	7,179
MarketAxess Holdings, Inc. * (a)	1,284	12,031
MCG Capital Corp. (a)	2,485	29,820
MVC Capital, Inc.	946	14,256
National Financial Partners Corp. (a)	1,499	35,631
NBT Bancorp, Inc.	1,296	24,844
Nelnet, Inc., Class A (a)	728	7,935
NewStar Financial, Inc. *	762	4,511
NGP Capital Resources Company (a)	637	10,390
Ocwen Financial Corp. *	1,491	8,946
optionsXpress Holdings, Inc.	1,740	40,298
Patriot Capital Funding, Inc.	788	8,243
PennantPark Investment Corp.	841	7,813
Penson Worldwide, Inc. *	534	5,458
Piper Jaffray Companies, Inc. *	698	27,034
Portfolio Recovery Associates, Inc. * (a)	606	22,131
Prospect Capital Corp. (a)	916	13,786
Pzena Investment Management, Inc. * (c)	284	3,090
Sanders Morris Harris Group, Inc.	708	6,322
Stifel Financial Corp. * (a)	597	26,023
SWS Group, Inc.	918	10,456
Thomas Weisel Partners Group, Inc. *	899	7,911
TICC Capital Corp.	802	8,982
U.S. Global Investors, Inc. (a)	433	7,296
UMB Financial Corp.	1,212	46,395
United Community Financial Corp. (a)	1,070	5,939
Waddell & Reed Financial, Inc., Class A	3,335	104,519
World Acceptance Corp. *	708	21,509
WP Stewart & Company, Ltd. (a)	1,101	2,202
WSFS Financial Corp.	264	12,500

		1,303,106
Food & Beverages - 1.12%
American Dairy, Inc. *	296	2,578
Cal-Maine Foods, Inc. (a)	505	17,423
Chiquita Brands International, Inc. *	1,705	34,901
Coca-Cola Bottling Company (a)	242	13,235

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Farmer Brothers Company	264	$5,895
Flowers Foods, Inc.	3,031	68,682
Green Mountain Coffee Roasters, Inc. * (a)	684	20,869
Hain Celestial Group, Inc. *	1,595	43,065
Imperial Sugar Company (a)	479	9,197
J & J Snack Foods Corp.	581	14,322
Jones Soda Company * (a)	958	5,106
Lance, Inc.	1,266	21,205
M & F Worldwide Corp. *	487	18,034
MGP Ingredients, Inc. (a)	457	2,934
Morton's Restaurant Group, Inc. *	432	3,348
Nuco2, Inc. *	618	17,075
Performance Food Group Company *	1,412	45,890
Pilgrim's Pride Corp. (a)	1,615	37,888
Ralcorp Holdings, Inc. *	1,016	56,337
Sanderson Farms, Inc. (a)	676	23,565
Seaboard Corp.	14	22,260
Spartan Stores, Inc.	883	18,614
Tootsie Roll Industries, Inc. (a)	1,433	34,722
TreeHouse Foods, Inc. *	1,265	28,045
Winn-Dixie Stores, Inc. *	1,373	22,449

		587,639
Forest Products - 0.04%
Deltic Timber Corp.	413	19,634

Funeral Services - 0.04%
Stewart Enterprises, Inc., Class A	3,843	22,943

Furniture & Fixtures - 0.22%
American Woodmark Corp.	465	8,825
Ethan Allen Interiors, Inc. (a)	1,045	28,466
Furniture Brands International, Inc. (a)	1,972	25,636
Hooker Furniture Corp.	400	8,196
Kimball International, Inc., Class B	1,086	11,349
La-Z-Boy, Inc. (a)	2,108	17,770
Sealy Corp.	1,825	16,626

		116,868
Gas & Pipeline Utilities - 1.06%
American States Water Company	701	22,818
Aquila, Inc. *	15,477	50,455
Cal Dive International, Inc. *	1,756	18,298
California Water Service Group (a)	806	30,322
Crosstex Energy, Inc. (a)	1,485	53,089
Markwest Energy Partners LP *	473	16,311
Nicor, Inc. (a)	1,762	60,084
Northwest Natural Gas Company	1,052	44,226
Piedmont Natural Gas, Inc. (a)	2,959	72,791
South Jersey Industries, Inc.	1,160	39,637
Southwest Gas Corp.	1,682	43,042
Southwest Water Company (a)	1,065	11,683
The Laclede Group, Inc.	862	29,437
WGL Holdings, Inc.	1,914	59,698

		551,891
Healthcare Products - 2.71%
Accuray, Inc. *	698	7,238
Align Technology, Inc. *	2,393	29,554

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
American Medical Systems Holdings, Inc. * (a)	2,893	$42,209
AngioDynamics, Inc. * (a)	855	14,176
Animal Health International, Inc. *	542	5,713
ArthroCare Corp. *	1,099	44,125
Aspect Medical Systems, Inc. *	647	8,068
Bruker BioSciences Corp. *	2,614	35,733
Cantel Medical Corp. *	429	4,728
Computer Programs & Systems, Inc.	363	8,084
Conceptus, Inc. * (a)	1,212	20,677
CONMED Corp. *	1,129	30,438
Cutera, Inc. *	468	5,934
Cyberonics, Inc. *	1,002	12,926
Cypress Biosciences, Inc. *	1,520	12,160
Haemonetics Corp. *	1,033	60,017
Hologic, Inc. *	4,877	294,132
ICU Medical, Inc. *	529	14,198
Insulet Corp. *	286	4,899
Inverness Medical Innovations, Inc. *	2,691	78,443
Kensey Nash Corp. *	487	13,222
LCA-Vision, Inc. (a)	782	10,776
LifeCell Corp. *	1,346	54,311
Mannkind Corp. * (a)	2,204	15,582
Masimo Corp. *	550	17,633
Merit Medical Systems, Inc. *	1,108	17,562
Micrus Endovascular Corp. *	612	8,660
Natus Medical, Inc. *	868	16,483
Nuvasive, Inc. *	1,374	52,954
Orthofix International NV *	657	26,313
Owens & Minor, Inc.	1,582	67,978
PSS World Medical, Inc. *	2,680	46,900
Sirona Dental Systems, Inc. * (a)	675	17,557
SonoSite, Inc. * (a)	665	19,571
Spectranetics Corp. * (a)	1,238	11,142
Stereotaxis, Inc. * (a)	1,158	6,682
STERIS Corp.	2,590	63,766
SurModics, Inc. * (a)	607	26,811
Symmetry Medical, Inc. *	1,394	24,813
The Medicines Company *	2,089	40,234
Thoratec Corp. *	2,132	30,935
TomoTherapy, Inc. *	501	6,598
Ulta Salon, Cosmetics & Fragrance, Inc. *	359	5,030
USANA Health Sciences, Inc. * (a)	343	10,695
Volcano Corp. *	1,198	14,687
Wright Medical Group, Inc. *	1,414	37,216
Zoll Medical Corp. *	811	20,178

		1,417,741
Healthcare Services - 1.50%
Air Methods Corp. *	415	17,065
Alliance Imaging, Inc. *	1,046	10,272
Amedisys, Inc. *	1,027	43,935
American Dental Partners, Inc. *	469	4,488
AMERIGROUP Corp. *	2,091	75,276
AMN Healthcare Services, Inc. *	1,403	22,715
Apria Healthcare Group, Inc. *	1,731	37,580
Assisted Living Concepts, Inc. *	2,477	14,912
athenahealth, Inc. * (a)	287	9,333

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Capital Senior Living Corp. *	857	$6,462
CorVel Corp. *	284	8,557
Cross Country Healthcare, Inc. *	1,324	14,379
Emergency Medical Services Corp., Class A *	363	8,977
Emeritus Corp. *	517	11,446
Enzo Biochem, Inc. * (a)	1,289	12,142
Healthextras, Inc. *	1,235	34,024
Healthsouth Corp. * (a)	3,176	51,070
Healthspring, Inc. *	1,900	33,345
Healthways, Inc. * (a)	1,395	47,918
Kindred Healthcare, Inc. *	1,139	24,022
LHC Group, Inc. * (a)	574	9,758
Magellan Health Services, Inc. *	1,531	66,338
National Healthcare Corp.	275	12,831
Nighthawk Radiology Holdings, Inc. *	872	9,958
Odyssey Healthcare, Inc. *	1,397	12,210
Palomar Medical Technologies, Inc. *	755	10,049
Phase Forward, Inc. *	1,657	26,396
Psychiatric Solutions, Inc. *	2,161	61,135
Skilled Healthcare Group, Inc. *	906	11,416
Sun Healthcare Group, Inc. *	1,725	25,426
The Advisory Board Company *	712	39,566
Town Sports International Holdings, Inc. *	621	5,005
Virtual Radiologic Corp *	202	3,511

		781,517
Holdings Companies/Conglomerates - 0.09%
Information Services Group, Inc. * (a)	978	5,232
Marathon Acquisition Corp. * (a)	1,546	12,028
NTR Acquisition Company *	1,010	9,676
PICO Holdings, Inc. *	618	21,123

		48,059
Homebuilders - 0.39%
Beazer Homes USA, Inc. (a)	1,638	11,630
Champion Enterprises, Inc. * (a)	3,107	27,590
Hovnanian Enterprises, Inc., Class A * (a)	1,564	14,248
M/I Homes, Inc.	475	7,833
Meritage Homes Corp. *	1,093	16,548
Standard Pacific Corp. (a)	2,751	11,306
Walter Industries, Inc.	2,076	113,412

		202,567
Hotels & Restaurants - 1.38%
AFC Enterprises, Inc. *	1,197	9,037
Ameristar Casinos, Inc. (a)	1,016	19,700
Benihana, Inc., Class A *	482	5,162
BJ's Restaurants, Inc. * (a)	728	9,872
Bob Evans Farms, Inc.	1,334	38,619
Buffalo Wild Wings, Inc. * (a)	627	14,528
California Pizza Kitchen, Inc. *	1,219	16,993
CBRL Group, Inc.	1,002	36,493
CEC Entertainment, Inc. *	1,061	28,467
Chipotle Mexican Grill, Inc. *	1,144	98,292
CKE Restaurants, Inc.	2,336	25,883
Denny's Corp. *	3,966	12,374
Domino's Pizza, Inc. *	1,790	23,718
IHOP Corp. (a)	699	32,000

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Jack in the Box, Inc. *	2,378	$62,470
Jamba, Inc. *	2,365	5,913
Krispy Kreme Doughnuts, Inc. * (a)	2,809	7,500
Landry's Restaurants, Inc.	522	9,255
Lodgian, Inc. *	818	7,321
Marcus Corp.	854	13,613
McCormick & Schmick's Seafood
Restaurants, Inc. *	637	6,905
Morgans Hotel Group Company *	906	13,898
O'Charley's, Inc.	950	10,725
P.F. Chang's China Bistro, Inc. * (a)	1,050	29,956
Papa John's International, Inc. *	869	22,724
Peets Coffee & Tea, Inc. * (a)	565	13,227
Red Robin Gourmet Burgers, Inc. *	676	22,531
Ruby Tuesday, Inc.	2,258	16,054
Ruth's Chris Steak House, Inc. *	854	5,969
Sonic Corp. *	2,451	52,280
Texas Roadhouse, Inc., Class A *	2,155	20,042
The Steak & Shake Company * (a)	1,255	10,467
Triarc Companies, Inc.	2,252	18,962

		720,950
Household Appliances - 0.07%
Consolidated Tomoka Land Company (a)	235	12,102
Libbey, Inc.	612	9,517
Lifetime Brands, Inc.	414	4,277
National Presto Industries, Inc.	161	8,436

		34,332
Household Products - 0.42%
Blyth, Inc.	971	19,255
Central Garden & Pet Company, Class A *	2,931	12,896
Cryolife, Inc. *	1,059	9,965
Select Comfort Corp. * (a)	1,915	8,196
Tempur-Pedic International, Inc. (a)	3,007	52,382
Tupperware Brands Corp.	2,455	89,558
TurboChef Technologies, Inc. * (a)	837	7,115
WD-40 Company	711	22,098

		221,465
Industrial Machinery - 1.73%
Actuant Corp., Class A	2,187	58,787
Albany International Corp., Class A	1,158	39,754
Altra Holdings, Inc. *	429	5,513
Badger Meter, Inc.	574	21,910
Briggs & Stratton Corp. (a)	1,983	35,436
Cascade Corp.	470	21,056
Chart Industries, Inc. *	550	18,870
Circor International, Inc.	656	29,881
Cognex Corp.	1,796	34,717
Dionex Corp. *	756	55,808
EnPro Industries, Inc. *	868	25,632
Flow International Corp. *	1,538	11,335
Gehl Company *	386	6,188
Gorman-Rupp Company (a)	592	16,162
H&E Equipment Services, Inc. *	722	11,263
Intevac, Inc. *	902	11,582
Kadant, Inc. *	573	14,382

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Lindsay Corp. (a)	465	$36,558
Lufkin Industries, Inc.	595	34,010
Middleby Corp. * (a)	547	37,196
NACCO Industries, Inc., Class A	231	18,723
NATCO Group, Inc. *	739	35,213
OYO Geospace Corp. *	163	7,847
Raser Technologies, Inc. * (a)	1,275	11,156
Regal-Beloit Corp.	1,270	46,888
Robbins & Myers, Inc.	1,122	38,204
Rofin-Sinar Technologies, Inc. *	1,243	48,937
Sauer-Danfoss, Inc.	472	10,035
Tecumseh Products Company, Class A *	641	13,576
Tennant Company	673	24,282
Tredegar Industries, Inc.	1,235	19,525
Twin Disc, Inc.	398	8,063
Valmont Industries, Inc.	738	58,966
Watts Water Technologies, Inc., Class A (a)	1,254	34,761

		902,216
Industrials - 0.23%
Aecom Technology Corp. *	1,716	44,479
Brookfield Homes Corp. (a)	481	7,335
Clean Harbors, Inc. *	646	39,742
EnergySolutions, Inc.	1,201	26,182

		117,738
Insurance - 3.12%
Alfa Corp.	1,332	28,998
American Equity Investment Life Holding
Company	2,374	22,672
American Physicians Capital, Inc.	368	16,240
Amerisafe, Inc. *	789	10,375
Amtrust Financial Services, Inc.	1,009	16,850
Argo Group International Holdings, Ltd. *	1,201	44,941
Aspen Insurance Holdings, Ltd.	3,494	101,116
Assured Guaranty, Ltd.	3,226	82,747
Baldwin & Lyons, Inc., Class B	348	8,477
Citizens, Inc., Class A * (a)	1,608	9,085
CNA Surety Corp. *	696	9,821
Commerce Group, Inc.	1,932	70,016
Crawford & Company, Class B *	955	3,935
Darwin Professional Underwriters, Inc. *	292	6,115
Donegal Group, Inc.	513	8,372
eHealth, Inc. *	563	13,788
Employers Holdings, Inc.	2,020	34,643
Enstar Group, Ltd. * (a)	283	27,731
FBL Financial Group, Inc., Class A	588	17,293
First Mercury Financial Corp. *	519	8,538
Flagstone Reinsurance Holdings, Ltd.	513	6,561
FPIC Insurance Group, Inc. *	376	16,420
Greenlight Capital Re, Ltd. *	452	8,588
Harleysville Group, Inc.	591	19,846
Hilb, Rogal and Hamilton Company	1,449	44,368
Horace Mann Educators Corp.	1,761	30,606
Infinity Property & Casualty Corp.	661	26,552
IPC Holdings, Ltd.	2,412	65,413
LandAmerica Financial Group, Inc.	629	23,160

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Max Re Capital, Ltd.	2,397	$66,493
Meadowbrook Insurance Group, Inc. *	1,338	10,651
Midland Company	384	24,814
Montpelier Re Holdings, Ltd.	4,096	65,167
National Interstate Corp.	204	5,614
National Western Life Insurance Company,
Class A	82	14,608
Navigators Group, Inc. *	520	28,460
NYMAGIC, Inc.	257	6,204
Odyssey Re Holdings Corp.	1,122	40,594
Phoenix Companies, Inc.	4,632	52,712
Platinum Underwriters Holdings, Ltd.	2,359	81,386
PMA Capital Corp., Class A *	1,424	11,677
Presidential Life Corp.	916	15,352
Primus Guaranty, Ltd. *	1,919	8,021
ProAssurance Corp. *	1,326	70,503
RLI Corp.	768	40,113
Safety Insurance Group, Inc.	653	24,220
SeaBright Insurance Holdings, Inc. *	853	12,710
Security Capital Assurance, Ltd.	1,143	1,737
Selective Insurance Group, Inc.	2,201	52,296
State Auto Financial Corp.	592	16,067
Stewart Information Services Corp.	710	21,137
Tower Group, Inc.	806	22,898
Triad Guaranty, Inc. * (a)	471	2,770
United America Indemnity, Ltd. *	938	17,597
United Fire & Casualty Company	884	30,365
Universal American Financial Corp. *	1,988	34,154
Validus Holdings, Ltd.	635	15,773
Zenith National Insurance Corp.	1,455	49,586

		1,626,946
International Oil - 0.22%
ATP Oil & Gas Corp. *	1,027	36,202
BPZ Energy, Inc. *	2,069	32,628
Callon Petroleum Company *	860	15,858
Parker Drilling Company *	4,477	29,683

		114,371
Internet Content - 0.43%
CMGI, Inc. *	1,955	22,463
CNET Networks, Inc. *	6,062	44,010
Dice Holdings, Inc. *	630	4,580
Harris Interactive, Inc. *	1,987	5,385
InfoSpace, Inc. *	1,313	13,380
Internet Cap Group, Inc. *	1,602	13,937
Liquidity Services, Inc. *	398	3,849
LoopNet, Inc. * (a)	1,093	13,083
Move, Inc. *	4,373	10,976
RightNow Technologies, Inc. * (a)	769	8,790
Schawk, Inc., Class A	536	8,442
Sohu.com, Inc. *	1,097	49,453
TechTarget, Inc. *	283	3,288
The Knot, Inc. * (a)	1,131	13,063
TheStreet.com, Inc.	882	7,991
Travelzoo, Inc. *	264	2,666

		225,356

The accompanying notes are an integral part of the financial statements. 201

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.68%
1-800-Flowers.com, Inc. *	883	$7,099
Ariba, Inc. *	3,421	30,515
Blue Nile, Inc. * (a)	533	23,537
Mercadolibre, Inc. *	649	23,462
Netflix, Inc. * (a)	1,872	59,118
Orbitz Worldwide, Inc. *	1,381	8,714
Overstock.com, Inc. * (a)	693	7,103
PetMed Express, Inc. *	861	9,859
Priceline.com, Inc. * (a)	1,510	172,170
Shutterfly, Inc. *	583	8,914
Stamps.com, Inc. *	592	5,239

		355,730
Internet Service Provider - 0.44%
Cogent Communications Group, Inc. *	2,004	39,038
Earthlink, Inc. *	4,298	31,074
Equinix, Inc. * (a)	1,442	100,003
eSPEED, Inc., Class A *	718	8,336
Imergent, Inc. (a)	453	4,983
Online Resources Corp. *	1,160	11,878
Terremark Worldwide, Inc. *	2,099	10,495
United Online, Inc.	2,662	26,567

		232,374
Internet Software - 0.73%
Art Technology Group, Inc. *	5,154	17,421
Chordiant Software, Inc. *	1,334	7,684
Cybersource Corp. *	2,558	37,372
DealerTrack Holdings, Inc. *	1,439	29,456
Digital River, Inc. *	1,647	53,742
eResearch Technology, Inc. *	1,601	19,148
Interwoven, Inc. *	1,751	23,726
Keynote Systems, Inc. *	694	7,523
Lionbridge Technologies, Inc. *	2,519	8,943
NIC, Inc. *	1,572	9,463
Openwave Systems, Inc. *	3,700	7,622
RealNetworks, Inc. *	3,868	22,628
S1 Corp. *	2,139	15,144
Sapient Corp. *	3,312	24,443
Switch & Data Facilities Company, Inc. *	579	6,051
TIBCO Software, Inc. *	7,667	54,052
VASCO Data Security International, Inc. * (a)	1,055	11,668
Vignette Corp. *	1,102	13,940
Vocus, Inc. *	525	12,894

		382,920
Leisure Time - 1.25%
Ambassadors International, Inc.	361	4,022
Arctic Cat, Inc.	488	3,689
Bally Technologies, Inc. *	2,119	80,331
Blockbuster, Inc., Class A *	7,809	23,739
Bluegreen Corp. *	798	6,751
Callaway Golf Company	2,648	40,356
Carmike Cinemas, Inc.	714	5,162
Churchill Downs, Inc.	378	17,210
Cinemark Holdings, Inc.	1,136	16,404
Dover Downs Gaming & Entertainment, Inc.	581	5,299
Gaylord Entertainment Company *	1,646	49,528

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Isle of Capri Casinos, Inc. * (a)	697	$6,308
Lakes Gaming, Inc. * (a)	697	4,098
Life Time Fitness, Inc. * (a)	1,336	38,824
Monarch Casino & Resort, Inc. *	430	7,147
MTR Gaming Group, Inc. *	817	4,608
Multimedia Games, Inc. * (a)	879	6,153
National Cinemedia, Inc.	1,696	36,549
Pinnacle Entertainment, Inc. *	2,400	37,584
Polaris Industries, Inc. (a)	1,425	54,406
Premier Exhibitions, Inc. *	1,052	5,029
RC2 Corp. *	771	14,302
Riviera Holdings Corp. *	418	9,535
Shuffle Master, Inc. * (a)	1,474	12,146
Six Flags, Inc. * (a)	3,351	6,601
Speedway Motorsports, Inc.	543	15,856
Steinway Musical Instruments, Inc. *	303	7,487
The Nautilus Group, Inc. (a)	1,207	5,057
Trump Entertainment Resorts, Inc. * (a)	1,442	5,797
Vail Resorts, Inc. *	1,243	56,246
West Marine, Inc. *	561	4,527
WMS Industries, Inc. *	1,617	61,397

		652,148
Life Sciences - 0.24%
American Ecology Corp.	655	16,316
Arrowhead Research Corp. *	1,294	3,157
Dawson Geophysical Company *	304	20,025
Halozyme Therapeutics, Inc. *	2,659	14,625
Incyte Corp. *	3,400	33,694
Nanosphere, Inc. *	359	3,321
Omrix Biopharmaceuticals, Inc. *	556	13,427
Senomyx, Inc. *	1,293	8,792
Symyx Technologies, Inc. *	1,457	9,543

		122,900
Liquor - 0.18%
Boston Beer Company, Inc. *	359	12,802
Central European Distribution Corp. *	1,407	81,859

		94,661
Manufacturing - 1.46%
Acuity Brands, Inc.	1,626	72,211
American Railcar Industries, Inc.	409	10,160
AptarGroup, Inc.	2,742	102,770
Barnes Group, Inc.	1,835	41,728
Blout International, Inc. *	1,552	18,515
Ceradyne, Inc. *	1,084	33,723
ESCO Technologies, Inc. *	1,040	34,382
Force Protection, Inc. * (a)	2,783	11,438
Freightcar America, Inc.	493	19,759
GenTek, Inc. *	315	8,663
Hardinge, Inc.	418	5,187
Hexcel Corp. *	3,769	76,096
Insteel Industries, Inc.	664	7,151
iRobot Corp. * (a)	625	11,450
Kaydon Corp.	1,125	48,049
Koppers Holdings, Inc.	702	29,323
Lancaster Colony Corp.	896	33,269

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Mine Safety Appliances Company (a)	1,110	$44,522
Nordson Corp.	1,346	69,171
Park-Ohio Holdings Corp. *	295	6,098
Polypore International, Inc. *	620	11,141
Raven Industries, Inc.	647	18,944
Reddy Ice Holdings, Inc.	888	20,930
Smith & Wesson Holding Corp. * (a)	1,078	5,519
Spartan Motors, Inc. (a)	1,313	10,675
Sturm Ruger & Company, Inc. *	841	6,644
TriMas Corp. *	539	4,167

		761,685
Medical Products - 0.01%
Trans1, Inc. * (a)	300	3,969

Medical-Hospitals - 0.48%
AmSurg Corp. *	1,207	29,077
Centene Corp. *	1,734	31,073
Cepheid, Inc. *	2,202	60,951
EV3, Inc. *	1,925	17,017
Genoptix, Inc. *	236	6,058
Hythiam, Inc. * (a)	1,660	5,080
MedCath Corp. *	413	8,611
MWI Veterinary Supply, Inc. *	343	11,947
NxStage Medical, Inc. * (a)	845	5,002
RehabCare Group, Inc. *	694	13,880
Sunrise Senior Living, Inc. *	1,783	48,819
Vital Images, Inc. * (a)	721	11,435

		248,950
Metal & Metal Products - 1.13%
A. M. Castle & Company	577	12,827
Ampco-Pittsburgh Corp.	294	11,131
Brush Engineered Materials, Inc. *	817	22,696
Dynamic Materials Corp. (a)	485	27,640
Gibraltar Industries, Inc.	1,039	11,356
Haynes International, Inc. *	469	26,644
Kaiser Aluminum Corp.	595	43,643
L.B. Foster Company *	426	18,045
Ladish Company, Inc. *	585	20,885
Matthews International Corp., Class A	1,248	55,985
Metal Management, Inc.	1,018	61,762
Mueller Industries, Inc.	1,475	42,377
Mueller Water Products, Inc. (a)	4,643	37,423
Quanex Corp.	1,471	75,683
RBC Bearings, Inc. *	858	28,829
RTI International Metals, Inc. *	925	50,755
Sun Hydraulics, Inc.	453	9,844
Universal Stainless & Alloy Products, Inc. *	242	7,354
USEC, Inc. *	4,314	27,523

		592,402
Mining - 0.75%
AMCOL International Corp.	1,036	29,858
Apex Silver Mines, Ltd. * (a)	2,360	31,364
Coeur d'Alene Mines Corp. * (a)	18,413	88,751
Compass Minerals International, Inc.	1,269	72,231
General Moly, Inc. * (a)	1,965	21,006
Hecla Mining Company *	4,785	55,028

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining (continued)
Royal Gold, Inc. (a)	1,008	$31,762
Stillwater Mining Company * (a)	1,723	35,373
U.S. Gold Corp. *	2,056	7,217
Uranium Resources, Inc. * (a)	2,128	20,173

		392,763
Mobile Homes - 0.08%
Fleetwood Enterprises, Inc. * (a)	2,702	11,510
Skyline Corp.	253	7,135
Winnebago Industries, Inc. (a)	1,188	23,843

		42,488
Mutual Funds - 0.02%
Kayne Anderson Energy Development Fund *	384	9,124

Newspapers - 0.05%
AH Belo Corp. *	682	8,300
Lee Enterprises, Inc. (a)	1,869	19,269

		27,569
Office Furnishings & Supplies - 0.39%
Acco Brands Corp. *	2,193	30,417
Herman Miller, Inc.	2,258	67,356
IKON Office Solutions, Inc.	3,249	23,133
Knoll, Inc.	2,006	28,244
The Standard Register Company	783	6,695
United Stationers, Inc. *	986	48,669

		204,514
Oil & Gas Drilling - 0.01%
Rex Energy Corp. *	440	6,908

Paper - 0.40%
AbitibiBowater, Inc. *	2,192	22,687
Buckeye Technologies, Inc. *	1,528	16,518
Chesapeake Corp.	810	2,835
Mercer International, Inc. *	1,302	9,453
Neenah Paper, Inc. (a)	577	15,031
P.H. Glatfelter Company	1,786	23,522
Potlatch Corp.	1,530	63,143
Rock-Tenn Company, Class A	1,321	35,442
Wausau-Mosinee Paper Corp.	1,837	14,402
Xerium Technologies, Inc.	897	4,494

		207,527
Petroleum Services - 2.23%
Approach Resources, Inc. *	381	5,323
Atwood Oceanics, Inc. *	1,089	101,375
Basic Energy Services, Inc. *	1,661	35,147
Bronco Drilling Company, Inc. *	1,053	16,648
Complete Production Services, Inc. *	1,722	33,441
CVR Energy, Inc. *	807	22,677
Delek US Holdings, Inc.	481	7,590
Dril-Quip, Inc. *	1,058	49,493
Energy Infrastructure Acquisition Corp. * (a)	923	9,156
Exterran Holdings, Inc. *	2,406	167,578
Flotek Industries, Inc. * (a)	737	16,752
Grey Wolf, Inc. *	7,388	45,806
GulfMark Offshore, Inc. *	900	45,594
Hercules Offshore, Inc. * (a)	3,317	84,053

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Hornbeck Offshore Services, Inc. *	911	$40,931
ION Geophysical Corp. *	3,335	44,322
Newpark Resources, Inc. *	3,697	16,378
PetroHawk Energy Corp. *	6,790	122,763
Petroleum Development Corp. *	598	41,716
Pioneer Drilling Company *	2,020	27,088
RPC, Inc. (a)	1,350	17,780
Superior Well Services, Inc. *	652	16,854
T-3 Energy Services, Inc. *	242	11,948
Trico Marine Services, Inc. *	472	18,653
W-H Energy Services, Inc. *	1,212	76,198
Willbros Group, Inc. *	1,479	50,671
World Fuel Services Corp.	1,157	36,191

		1,162,126
Pharmaceuticals - 2.13%
Akorn, Inc. *	2,254	14,335
Alexion Pharmaceuticals, Inc. *	1,455	88,188
Alexza Pharmaceuticals, Inc. *	778	4,917
Alkermes, Inc. *	4,032	52,174
Allos Therapeutics, Inc. *	1,757	9,822
Altus Pharmaceuticals, Inc. *	814	4,705
AMAG Pharmaceuticals, Inc. *	674	29,501
American Oriental Bioengineering, Inc. *	2,161	21,567
Array BioPharma, Inc. *	2,003	11,217
Auxilium Pharmaceuticals, Inc. *	1,255	40,210
Bentley Pharmaceuticals, Inc. *	784	11,627
Biodel, Inc. *	232	3,246
Cadence Pharmaceuticals, Inc. *	602	3,154
Caraco Pharmaceutical Labs *	394	6,473
Cubist Pharmaceuticals, Inc. *	2,218	40,368
CytRx Corp. * (a)	3,822	6,880
Enzon Pharmaceuticals, Inc. * (a)	1,839	15,797
Idenix Pharmaceuticals, Inc. * (a)	1,111	6,033
Indevus Pharmaceuticals, Inc. * (a)	2,572	12,757
Isis Pharmaceuticals, Inc. * (a)	3,497	50,357
Javelin Pharmaceuticals, Inc. * (a)	1,596	4,612
Jazz Pharmaceuticals, Inc. *	301	3,600
Ligand Pharmaceuticals, Inc., Class B *	3,587	12,160
MAP Pharmaceuticals, Inc. *	279	3,627
Medicis Pharmaceutical Corp., Class A	2,246	46,065
Minrad International, Inc. * (a)	1,813	4,224
Nastech Pharmaceutical Company, Inc. * (a)	1,026	2,370
Noven Pharmaceuticals, Inc. * (a)	1,027	13,926
Onyx Pharmaceuticals, Inc. *	2,168	59,230
OSI Pharmaceuticals, Inc. *	2,302	82,757
Par Pharmaceutical Companies, Inc. *	1,360	24,058
Penwest Pharmaceuticals Company *	927	2,855
PharMerica Corp. *	1,095	16,118
Pharmion Corp. *	1,040	74,454
Poniard Pharmaceuticals, Inc. *	918	3,764
POZEN, Inc. * (a)	1,042	12,702
Prestige Brands Holdings, Inc. *	1,404	10,825
Regeneron Pharmaceuticals, Inc. *	2,566	50,730
Rigel Pharmaceuticals, Inc. *	1,214	24,061
Salix Pharmaceuticals, Ltd. * (a)	1,949	13,156
Santarus, Inc. * (a)	1,943	3,497

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Sciele Pharma, Inc. *	1,415	$29,290
Sirtris Pharmaceuticals, Inc. * (a)	240	2,866
Supergen, Inc. * (a)	2,329	6,405
Trubion Pharmaceuticals, Inc. * (a)	347	2,467
United Therapeutics Corp. *	883	74,322
Valeant Pharmaceuticals International *	3,840	52,800
Vanda Pharmaceuticals, Inc. *	987	4,501
ViroPharma, Inc. *	2,809	25,730
XOMA, Ltd. *	5,474	13,904

		1,114,404
Photography - 0.01%
CPI Corp.	201	3,333

Plastics - 0.05%
AEP Industries, Inc. *	212	6,443
Spartech Corp.	1,240	17,571

		24,014
Pollution Control - 0.03%
Fuel Tech, Inc. * (a)	715	14,350

Publishing - 0.49%
American Greetings Corp., Class A	2,067	38,901
Consolidated Graphics, Inc. *	370	19,680
Courier Corp.	436	11,864
Dolan Media Company *	469	10,463
GateHouse Media, Inc. (a)	946	5,932
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	1,151	8,103
Media General, Inc., Class A (a)	922	14,383
Multi-Color Corp.	305	6,594
Playboy Enterprises, Inc., Class B *	1,036	8,350
PRIMEDIA, Inc. * (a)	1,875	14,475
Scholastic Corp. *	1,214	42,332
Valassis Communications, Inc. * (a)	1,938	21,744
VistaPrint, Ltd. * (a)	1,730	54,357

		257,178
Railroads & Equipment - 0.23%
Genesee & Wyoming, Inc., Class A *	1,250	38,750
Greenbrier Company, Inc. (a)	649	17,056
Wabtec Corp.	1,927	66,693

		122,499
Real Estate - 5.39%
Acadia Realty Trust, REIT	1,275	29,210
Agree Realty Corp., REIT	297	8,319
Alesco Financial, Inc., REIT	2,550	7,268
Alexander's, Inc., REIT *	80	24,196
Alexandria Real Estate Equities, Inc., REIT	1,255	115,209
American Campus Communities, Inc., REIT	1,071	27,953
American Financial Realty Trust, REIT	5,281	40,822
Anthracite Capital, Inc., REIT	2,596	16,588
Anworth Mortgage Asset Corp., REIT	2,877	27,303
Arbor Realty Trust, Inc., REIT	493	7,927
Ashford Hospitality Trust, Inc., REIT	4,276	28,435
Associated Estates Realty Corp., REIT	607	5,979
Avatar Holdings, Inc. *	235	10,124
BioMed Realty Trust, Inc., REIT	2,606	57,124

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Capital Lease Funding, Inc., REIT (a)	1,838	$15,164
Capital Trust, Inc., Class A, REIT (a)	541	14,932
CBRE Realty Finance, Inc., REIT	1,270	6,274
Cedar Shopping Centers, Inc., REIT	1,802	20,939
Chimera Investment Corp. *	1,338	22,171
Corporate Office Properties Trust, REIT	1,569	48,074
Cousins Properties, Inc., REIT (a)	1,621	39,325
Crystal River Capital, Inc., REIT (a)	1,033	11,032
DCT Industrial Trust, Inc., REIT	6,826	61,161
Deerfield Capital Corp. (a)	2,135	13,856
DiamondRock Hospitality Company, REIT	3,784	47,262
Digital Realty Trust, Inc., REIT	2,237	80,308
DuPont Fabros Technology, Inc., REIT *	1,414	23,755
EastGroup Properties, Inc., REIT	936	39,715
Education Realty Trust, Inc., REIT (a)	1,178	15,008
Entertainment Properties Trust, REIT	1,108	51,932
Equity Lifestyle Properties, Inc., REIT	803	36,681
Equity One, Inc., REIT	1,435	30,709
Extra Space Storage, Inc., REIT	2,574	38,790
FelCor Lodging Trust, Inc., REIT	2,536	32,004
First Industrial Realty Trust, Inc., REIT (a)	1,792	54,441
First Potomac Realty Trust, REIT	1,017	15,896
Franklin Street Properties Corp., REIT (a)	2,385	30,099
Getty Realty Corp., REIT	690	18,533
Glimcher Realty Trust, REIT (a)	1,584	18,374
GMH Communities Trust, REIT	1,248	11,182
Gramercy Capital Corp., REIT (a)	977	19,960
Grubb & Ellis Company *	1,631	10,814
Healthcare Realty Trust, Inc., REIT	2,037	48,460
Hersha Hospitality Trust, REIT	1,666	14,961
Highwoods Properties, Inc., REIT	2,282	67,273
Hilltop Holdings, Inc. *	1,888	19,597
Home Properties, Inc., REIT (a)	1,318	60,654
Inland Real Estate Corp., REIT	2,359	32,884
Investors Real Estate Trust, SBI, REIT (a)	2,311	21,654
Jer Investors Trust, Inc., REIT (a)	1,055	10,814
Kite Realty Group Trust, REIT	874	11,047
LaSalle Hotel Properties, REIT	1,603	46,327
Lexington Corporate Property Trust, REIT (a)	2,688	38,895
LTC Properties, Inc., REIT	945	22,812
Maguire Properties, Inc., REIT	1,525	34,648
Medical Properties Trust, Inc., REIT (a)	1,950	23,361
Meruelo Maddux Properties, Inc. *	2,037	8,657
MFA Mortgage Investments, Inc., REIT	4,795	45,840
Mid-America Apartment Communities, Inc.,
REIT	1,016	49,266
Mission West Properties, Inc., REIT	790	7,268
National Health Investments, Inc., REIT	918	27,659
National Retail Properties, Inc., REIT	2,794	57,836
Nationwide Health Properties, Inc., REIT	3,546	107,550
Newcastle Investment Corp., REIT (a)	1,691	18,178
NorthStar Realty Finance Corp., REIT (a)	2,473	21,985
Omega Healthcare Investors, REIT	2,696	45,724
Parkway Properties, Inc., REIT	649	23,202
Pennsylvania Real Estate
Investment Trust, REIT	1,297	32,075
Post Properties, Inc., REIT (a)	1,735	72,974

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
PS Business Parks, Inc., REIT	641	$31,121
Quadra Realty Trust, Inc., REIT	712	7,725
RAIT Financial Trust, REIT (a)	2,581	19,745
Ramco-Gershenson Properties Trust, REIT	753	16,732
Realty Income Corp., REIT (a)	4,006	92,178
Redwood Trust, Inc., REIT (a)	993	33,186
Resource Capital Corp., REIT (a)	916	7,530
Saul Centers, Inc., REIT	432	20,045
Senior Housing Properties Trust, REIT	3,535	75,189
Sovran Self Storage, Inc., REIT (a)	863	33,269
Strategic Hotel Cap, Inc., REIT	2,990	42,578
Stratus Properties, Inc. *	190	5,571
Sun Communities, Inc., REIT (a)	701	14,286
Sunstone Hotel Investors, Inc., REIT	2,511	39,322
Tanger Factory Outlet Centers, Inc., REIT	1,236	43,878
Thomas Properties Group, Inc.	989	9,376
Universal Health Realty Income Trust, REIT	470	15,825
Urstadt Biddle Properties, Inc., REIT	870	12,780
U-Store-It Trust, REIT	1,956	19,619
Washington Real Estate Investment Trust,
REIT	1,794	57,265
Winthrop Realty Trust, REIT	1,823	9,079

		2,812,748
Retail - 0.01%
hhgregg, Inc. *	354	4,085

Retail Grocery - 0.34%
Ingles Markets, Inc.	519	12,461
Nash Finch Company	544	19,078
PriceSmart, Inc.	524	12,712
Ruddick Corp.	1,638	52,826
The Great Atlantic & Pacific Tea Company,
Inc. *	1,125	30,465
United Natural Foods, Inc. *	1,723	29,153
Village Super Market, Inc.	124	5,481
Weis Markets, Inc.	499	16,173

		178,349
Retail Trade - 2.45%
99 Cents Only Stores *	1,923	17,865
A.C. Moore Arts & Crafts, Inc. *	836	7,164
Aaron Rents, Inc., Class B	1,835	36,003
Aeropostale, Inc. *	2,663	71,528
Big 5 Sporting Goods Corp.	941	8,704
Bon-Ton Stores, Inc.	447	2,557
Books-A-Million, Inc.	553	4,584
Borders Group, Inc.	2,369	21,937
Build A Bear Workshop, Inc. * (a)	648	7,530
Building Materials Holding Corp. (a)	1,097	6,341
Cabela's, Inc. * (a)	1,538	20,840
Cache, Inc. *	459	4,572
Casey's General Stores, Inc.	2,030	50,851
Cash America International, Inc.	1,183	38,282
Casual Male Retail Group, Inc. * (a)	1,338	5,165
Cato Corp., Class A	1,190	18,635
Charlotte Russe Holding, Inc. *	1,012	19,704
Charming Shoppes, Inc. *	4,712	25,963

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Children's Place Retail Stores, Inc. *	909	$19,416
Christopher & Banks Corp. (a)	1,451	15,671
Citi Trends, Inc. *	507	7,356
Collective Brands, Inc. *	2,606	41,097
Conn's, Inc. * (a)	489	6,235
CSS Industries, Inc.	309	10,787
DSW, Inc., Class A *	651	11,855
Eddie Bauer Holdings, Inc. *	1,273	7,523
FGX International Holdings, Ltd. *	516	6,001
Finish Line, Inc.	1,614	4,568
First Cash Financial Services, Inc. *	1,039	9,715
Fossil, Inc. *	1,742	56,057
Fred's, Inc., Class A	1,611	14,144
FTD Group, Inc.	754	10,398
Gaiam, Inc., Class A *	696	14,811
Genesco, Inc. *	906	27,135
Haverty Furniture Companies, Inc.	733	7,198
Hibbett Sports, Inc. *	1,277	20,177
Hot Topic, Inc. *	1,832	8,409
J. Crew Group, Inc. *	1,534	61,437
Jo-Ann Stores, Inc. *	1,024	16,896
Kenneth Cole Productions, Inc., Class A	374	5,561
Longs Drug Stores Corp.	1,289	61,911
Marinemax, Inc. * (a)	673	8,264
New York & Company, Inc. *	799	4,634
NexCen Brands, Inc. *	1,963	7,734
Pacific Sunwear of California, Inc. *	2,812	31,382
Pantry, Inc. *	929	22,352
PC Connection, Inc. *	348	3,456
Pier 1 Imports, Inc. * (a)	3,585	18,785
Regis Corp.	1,773	44,414
Rent-A-Center, Inc. *	2,809	48,174
Retail Ventures, Inc. *	1,025	6,898
School Specialty, Inc. *	821	25,057
Shoe Carnival, Inc. *	331	4,485
Sonic Automotive, Inc.	1,209	21,496
Spectrum Brands, Inc. * (a)	1,698	6,384
Stein Mart, Inc. (a)	1,038	6,135
Systemax, Inc. * (a)	368	3,985
Talbots, Inc. (a)	972	7,951
The Buckle, Inc.	545	24,743
The Dress Barn, Inc. *	1,871	24,660
The Men's Wearhouse, Inc.	2,160	49,766
The Wet Seal, Inc., Class A *	3,496	9,998
Tuesday Morning Corp. (a)	1,118	6,026
Tween Brands, Inc. *	975	28,860
ValueVision Media, Inc., Class A *	1,137	5,981
Zale Corp. *	1,780	34,390
Zumiez, Inc. * (a)	696	12,236

		1,280,829
Sanitary Services - 0.29%
Casella Waste Systems, Inc., Class A *	954	9,435
Darling International, Inc. *	3,203	44,522
Insituform Technologies, Inc., Class A * (a)	1,136	15,870
Waste Connections, Inc. *	2,690	81,668

		151,495

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors - 2.33%
Actel Corp. *	1,092	$12,940
Advanced Analogic Technologies, Inc. *	1,583	10,289
Advanced Energy Industries, Inc. *	1,467	18,807
American Superconductor Corp. *	1,642	37,093
Amis Holdings, Inc. *	2,731	18,625
Amkor Technology, Inc. *	4,244	49,697
Applied Micro Circuits Corp. *	2,922	21,710
Asyst Technologies, Inc. *	1,894	6,667
ATMI, Inc. *	1,380	37,729
AuthenTec, Inc. *	295	2,994
Axcelis Technologies, Inc. *	4,200	24,150
Brooks Automation, Inc. *	2,835	28,577
Cabot Microelectronics Corp. * (a)	936	31,347
Cavium Networks, Inc. *	249	3,541
Cirrus Logic, Inc. *	3,649	18,756
Cymer, Inc. *	1,282	36,319
Diodes, Inc. *	1,188	26,813
DSP Group, Inc. *	1,352	15,683
Emulex Corp. *	3,434	51,098
Entegris, Inc. * (a)	4,655	32,818
Exar Corp. *	1,803	14,172
FormFactor, Inc. *	1,917	34,372
Hittite Microwave Corp. *	649	21,488
IXYS Corp. *	972	6,853
Kulicke & Soffa Industries, Inc. * (a)	2,245	11,562
Lattice Semiconductor Corp. *	4,920	12,694
LTX Corp. *	2,742	8,911
Mattson Technology, Inc. *	2,178	12,937
Micrel, Inc.	2,315	17,015
Microsemi Corp. * (a)	3,038	66,076
Microtune, Inc. *	2,249	11,335
MIPS Technologies, Inc., Class A *	1,877	6,964
MKS Instruments, Inc. *	2,034	40,863
Monolithic Power Systems, Inc. *	959	15,958
Netlogic Microsystems, Inc. * (a)	663	15,647
OmniVision Technologies, Inc. *	2,193	34,781
ON Semiconductor Corp. *	9,743	58,458
Pericom Semiconductor Corp. *	1,055	14,063
Photronics, Inc. *	1,686	16,978
PLX Technology, Inc. *	1,231	7,952
PMC-Sierra, Inc. *	8,630	41,338
Rubicon Technology, Inc. *	277	8,147
Rudolph Technologies, Inc. *	1,209	10,530
Semitool, Inc. * (a)	847	6,657
Semtech Corp. *	2,516	32,054
Silicon Image, Inc. *	3,615	16,557
Skyworks Solutions, Inc. *	6,400	52,864
Spansion, Inc. *	3,920	10,780
Techwell, Inc. * (a)	561	5,599
Tessera Technologies, Inc. *	1,912	45,047
Triquint Semiconductor, Inc. *	5,638	26,611
Ultra Clean Holdings, Inc. *	689	6,614
Ultratech, Inc. *	982	9,457
Veeco Instruments, Inc. *	1,286	19,933
Volterra Semiconductor Corp. *	898	7,768

		1,214,688

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software - 3.08%
ACI Worldwide, Inc. *	1,520	$26,843
Actuate Corp. *	2,508	12,038
Advent Software, Inc. *	695	31,233
Allscripts Healthcare Solution, Inc. * (a)	2,233	23,826
American Reprographics Company *	1,211	19,594
Ansoft Corp. *	694	16,878
ANSYS, Inc. *	3,088	115,399
AsiaInfo Holdings, Inc. *	1,317	14,632
Aspen Technology, Inc. *	3,564	39,917
Avid Technology, Inc. * (a)	1,669	40,674
Blackbaud, Inc.	1,751	45,771
Blackboard, Inc. *	1,129	32,481
BladeLogic, Inc. *	221	4,221
Borland Software Corp. *	3,249	6,336
Bottomline Technologies, Inc. *	899	11,543
CIBER, Inc. *	2,249	10,345
Commvault Systems, Inc. *	1,437	20,118
Concur Technologies, Inc. *	1,709	49,971
Deltek, Inc. *	396	5,089
DivX, Inc. * (a)	959	9,427
Double-Take Software, Inc. *	310	3,221
Eclipsys Corp. *	1,820	38,857
Epicor Software Corp. *	2,355	26,070
EPIQ Systems, Inc. *	1,252	17,027
FARO Technologies, Inc. *	682	22,335
i2 Technologies, Inc. *	674	8,762
Igate Corp. *	816	6,463
InfoUSA, Inc.	1,339	10,190
Innerworkings, Inc. * (a)	953	13,123
Interactive Intelligence, Inc. *	548	7,814
iPass, Inc. * (a)	2,247	6,247
JDA Software Group, Inc. *	1,044	17,821
Lawson Software, Inc. *	4,951	38,618
Macrovision Corp. *	2,135	32,644
Magma Design Automation, Inc. *	1,665	16,350
Manhattan Associates, Inc. *	1,036	22,854
ManTech International Corp. *	771	33,986
MicroStrategy, Inc., Class A *	385	25,610
Monotype Imaging Holdings, Inc. *	420	5,725
MSC Software Corp. *	1,783	22,591
Nuance Communications, Inc. *	6,005	98,782
Omnicell, Inc. *	1,359	25,821
Omniture, Inc. * (a)	1,767	40,606
Packeteer, Inc. *	1,597	7,139
PDF Solutions, Inc. *	861	4,908
Pegasystems, Inc.	521	4,897
Progress Software Corp. *	1,625	46,377
PROS Holdings, Inc. *	301	3,892
QAD, Inc.	590	5,157
Quality Systems, Inc. (a)	686	22,350
Secure Computing Corp. *	1,903	15,452
Smith Micro Software, Inc. * (a)	1,225	6,272
Solera Holdings, Inc. *	1,070	25,391
SPSS, Inc. *	741	28,180
Sybase, Inc. *	3,621	96,391
Synchronoss Technologies, Inc. * (a)	746	11,996

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Take-Two Interactive Software, Inc. * (a)	2,928	$77,592
Taleo Corp. *	677	12,904
THQ, Inc. *	2,690	50,330
Tradestation Group, Inc. *	1,191	11,434
TriZetto Group, Inc. *	1,720	33,574
Ultimate Software Group, Inc. *	991	27,015
Unica Corp. *	412	3,102
Websense, Inc. *	1,801	35,065

		1,607,271
Steel - 0.27%
Esmark, Inc. * (a)	475	5,510
Northwest Pipe Company *	359	14,985
Olympic Steel, Inc.	350	14,455
Schnitzer Steel Industries, Inc.	873	57,155
Worthington Industries, Inc. (a)	2,765	48,636

		140,741
Telecom Services - 0.01%
Neutral Tandem, Inc. *	294	6,054

Telecommunications Equipment &
Services - 1.78%
ADTRAN, Inc.	2,342	43,140
Alaska Communications Systems Group, Inc.	1,718	19,465
Arris Group, Inc. *	5,378	30,924
Aruba Networks, Inc. *	320	1,795
Atheros Communications, Inc. *	2,209	53,723
Comtech Telecommunications Corp. *	924	40,083
Consolidated Communications Holdings, Inc.	943	13,589
Ditech Networks, Inc. *	1,227	3,350
Fairpoint Communications, Inc.	1,443	14,199
General Communication, Inc., Class A *	2,264	13,109
GeoEye, Inc. *	715	21,600
Global Crossing, Ltd. * (a)	1,450	28,000
Globalstar, Inc. * (a)	939	7,258
Harmonic, Inc. *	3,753	33,439
Harris Stratex Networks, Inc., Class A *	1,069	10,733
Hughes Communications, Inc. *	279	13,038
iBasis, Inc. *	1,213	4,925
ICO Global Communications Holdings, Ltd. *	4,398	10,643
Infinera Corp. *	724	8,456
InterDigital, Inc. *	1,896	32,971
Iowa Telecommunications Services, Inc. (a)	1,256	19,883
J2 Global Communications, Inc. *	1,960	42,179
Loral Space & Communications, Inc. *	509	12,348
Mastec, Inc. *	1,746	15,208
Network Equipment Technologies, Inc. * (a)	1,117	6,367
Nextwave Wireless, Inc. * (a)	1,409	7,595
NTELOS Holdings Corp.	1,130	24,103
Oplink Communications, Inc. *	909	11,299
OpNext, Inc. *	699	3,229
Optium Corp. *	502	3,444
Orbcomm, Inc. * (a)	999	5,694
PAETEC Holding Corp. *	3,020	23,314
Plantronics, Inc.	1,930	36,400
Polycom, Inc. *	3,673	80,071
Powerwave Technologies, Inc. * (a)	5,383	15,395

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
Premiere Global Services, Inc. *	2,478	$35,014
RCN Corp. * (a)	1,271	14,108
SAVVIS, Inc. *	1,125	21,859
Shenandoah Telecommunications Company (a)	953	14,190
Sonus Networks, Inc. * (a)	10,802	35,863
Starent Networks Corp. *	551	8,667
SureWest Communications (a)	626	7,869
Symmetricom, Inc. *	2,001	6,843
Tekelec, Inc. *	2,477	29,501
UTStarcom, Inc. * (a)	4,619	13,026
Viasat, Inc. *	990	20,760
Virgin Mobile USA, Inc. * (a)	1,161	5,886
Vonage Holdings Corp. * (a)	2,418	4,473

		929,028
Telephone - 0.16%
Atlantic Tele-Network, Inc.	374	11,501
Cbeyond Communications, Inc. *	826	13,538
Centennial Communications Corp., Class A *	1,069	5,634
Cincinnati Bell, Inc. *	10,073	39,083
IDT Corp. (a)	1,964	11,509

		81,265
Tires & Rubber - 0.11%
Cooper Tire & Rubber Company	2,462	44,488
Myers Indiana, Inc.	1,151	14,008

		58,496
Tobacco - 0.23%
Alliance One International, Inc. *	4,021	19,703
Schweitzer Mauduit International, Inc.	631	14,494
Universal Corp.	1,070	60,894
Vector Group, Ltd. (a)	1,254	23,048

		118,139
Toys, Amusements & Sporting Goods - 0.17%
Jakks Pacific, Inc. *	1,117	31,220
Marvel Entertainment, Inc. *	1,983	49,873
Russ Berrie & Company, Inc. *	687	8,972

		90,065
Transportation - 0.89%
American Commercial Lines, Inc. *	2,010	34,170
Arlington Tankers, Ltd. (a)	497	9,990
Atlas Air Worldwide Holdings, Inc. *	521	26,363
Bristow Group, Inc. *	796	41,997
Double Hull Tankers, Inc.	872	9,810
Dynamex, Inc. *	393	9,086
Eagle Bulk Shipping, Inc. (a)	1,864	49,638
Genco Shipping & Trading, Ltd. (a)	799	46,558
General Maritime Corp.	1,120	26,365
Golar LNG, Ltd. (a)	1,402	26,764
Horizon Lines, Inc. (a)	1,355	27,330
Knightsbridge Tankers, Ltd. (a)	683	17,512
Marten Transport, Ltd. *	633	9,172
Nordic American Tanker Shipping, Ltd. (a)	1,182	33,498
Pacer International, Inc.	1,418	21,795
PHI, Inc. *	551	16,673

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Saia, Inc. *	508	$7,341
Ship Finance International, Ltd. (a)	1,229	31,757
TBS International, Ltd. *	174	5,992
Ultrapetrol Bahamas, Ltd. *	615	8,610
Universal Truckload Services, Inc. *	257	4,801

		465,222
Travel Services - 0.02%
Ambassadors Group, Inc.	644	11,553

Trucking & Freight - 0.49%
Arkansas Best Corp.	907	24,226
Celadon Group, Inc. *	981	8,829
Forward Air Corp.	1,203	35,308
Heartland Express, Inc.	2,308	32,266
Hub Group, Inc., Class A *	1,550	46,485
Knight Transportation, Inc. (a)	2,279	33,706
Old Dominion Freight Lines, Inc. *	1,185	32,291
Wabash National Corp.	1,267	10,009
Werner Enterprises, Inc.	1,839	32,716

		255,836
Utility Service - 0.07%
Consolidated Water Company, Ltd. (a)	608	12,963
ENGlobal Corp. * (a)	613	5,664
SJW Corp. (a)	638	19,280

		37,907

TOTAL COMMON STOCKS (Cost $50,754,431)		$44,891,870

RIGHTS - 0.00%

Banking - 0.00%
Security Bank Corp. (Expiration Date
03/10/08, Strike Price $6.58) (a)	625	125

TOTAL RIGHTS (Cost $0)		$125

SHORT TERM INVESTMENTS - 27.03%
Federal National Mortgage Association Discount
Notes
zero coupon due 03/03/2008	$6,054,000	$6,053,310
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	8,062,588	8,062,588

TOTAL SHORT TERM INVESTMENTS
(Cost $14,115,898)		$14,115,898

Total Investments (Small Cap Index Fund)
(Cost $64,870,329) - 112.99%		$59,007,893
Liabilities in Excess of Other Assets - (12.99)%		(6,784,351)

TOTAL NET ASSETS - 100.00%		$52,223,542

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.77%

Aluminum - 1.12%
Century Aluminum Company *	27,208	$1,799,265

Apparel & Textiles - 3.75%
Deckers Outdoor Corp. *	6,600	730,224
Interface, Inc., Class A	118,375	1,983,965
Wolverine World Wide, Inc.	125,414	3,323,471

		6,037,660
Auto Parts - 0.82%
Noble International, Ltd.	120,702	1,316,859

Automobiles - 2.79%
Penske Auto Group, Inc.	119,614	2,157,837
Rush Enterprises, Inc., Class A *	16,342	242,188
Rush Enterprises, Inc., Class B *	141,247	2,087,631

		4,487,656
Banking - 5.61%
Bank of the Ozarks, Inc.	57,045	1,349,114
Columbia Banking System, Inc.	51,900	1,198,371
First Midwest BanCorp, Inc., Illinois	41,600	1,083,680
Glacier Bancorp, Inc.	68,900	1,184,391
IBERIABANK Corp.	10,000	444,700
Silver State Bancorp *	61,900	646,236
SVB Financial Group *	30,600	1,386,180
UCBH Holdings, Inc.	74,600	842,234
Virginia Commerce Bancorp, Inc. *	89,500	902,160

		9,037,066
Biotechnology - 1.16%
Techne Corp. *	27,400	1,873,886

Building Materials & Construction - 0.94%
Builders FirstSource, Inc. * (a)	291	1,930
Drew Industries, Inc. *	56,094	1,512,294

		1,514,224
Computers & Business Equipment - 2.31%
Digi International, Inc. *	130,502	1,374,186
NETGEAR, Inc. *	107,323	2,341,788

		3,715,974
Construction & Mining Equipment - 0.77%
Pason Systems, Inc.	87,472	1,239,761

Crude Petroleum & Natural Gas - 1.40%
Carrizo Oil & Gas, Inc. *	39,100	2,258,025

Domestic Oil - 2.50%
Mariner Energy, Inc. *	73,600	2,040,928
Oil States International, Inc. *	46,976	1,980,508

		4,021,436
Drugs & Health Care - 2.78%
Qiagen NV * (a)	59,200	1,301,808
West Pharmaceutical Services, Inc.	76,900	3,175,970

		4,477,778
Electrical Equipment - 3.55%
AMETEK, Inc.	5,131	218,529
Anixter International, Inc. *	34,850	2,278,842
General Cable Corp. *	52,100	3,215,612

		5,712,983

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 0.83%
ITC Holdings Corp.	25,225	$1,344,492

Electronics - 0.78%
TTM Technologies, Inc. *	113,832	1,254,429

Energy - 0.78%
New Jersey Resources Corp.	27,395	1,260,444

Financial Services - 3.80%
Affiliated Managers Group, Inc. * (a)	34,420	3,316,367
Delphi Financial Group, Inc.	43,200	1,302,912
FBR Capital Markets Corp. *	43,900	306,861
World Acceptance Corp. *	39,600	1,203,048

		6,129,188
Food & Beverages - 1.52%
Flowers Foods, Inc.	108,200	2,451,812

Gas & Pipeline Utilities - 1.15%
South Jersey Industries, Inc.	54,200	1,852,014

Homebuilders - 0.47%
Ryland Group, Inc. (a)	26,712	755,682

Household Products - 1.35%
Tempur-Pedic International, Inc. (a)	124,948	2,176,594

Industrial Machinery - 2.52%
Actuant Corp., Class A	80,314	2,158,840
Middleby Corp. * (a)	24,512	1,666,816
Tennant Company	6,300	227,304

		4,052,960
Insurance - 4.87%
Aspen Insurance Holdings, Ltd.	73,410	2,124,485
Max Re Capital, Ltd.	57,300	1,589,502
Meadowbrook Insurance Group, Inc. *	183,900	1,463,844
Tower Group, Inc.	54,800	1,556,868
Zenith National Insurance Corp.	32,500	1,107,600

		7,842,299
Internet Software - 1.01%
DealerTrack Holdings, Inc. *	38,000	777,860
Digital River, Inc. *	25,900	845,117

		1,622,977
Investment Companies - 2.31%
KKR Financial Holdings LLC	258,860	3,724,995

Leisure Time - 0.90%
Penn National Gaming, Inc. *	31,649	1,450,474

Manufacturing - 7.43%
Carlisle Companies, Inc.	81,610	2,981,213
Ceradyne, Inc. *	71,412	2,221,628
Kaydon Corp.	17,300	738,883
Koppers Holdings, Inc.	78,700	3,287,299
Spartan Motors, Inc. (a)	337,409	2,743,135

		11,972,158
Metal & Metal Products - 5.53%
A. M. Castle & Company	64,100	1,424,943
Haynes International, Inc. *	22,000	1,249,820
Horsehead Holding Corp. *	101,000	1,585,700
Quanex Corp.	32,550	1,674,697

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products (continued)
RBC Bearings, Inc. *	46,100	$1,548,960
Reliance Steel & Aluminum Company	25,784	1,429,981

		8,914,101
Mining - 0.89%
AMCOL International Corp.	50,010	1,441,288

Petroleum Services - 1.27%
Core Laboratories N.V. *	16,841	2,047,866

Real Estate - 16.99%
Anthracite Capital, Inc., REIT (a)	104,756	669,391
Ashford Hospitality Trust, Inc., REIT	356,389	2,369,987
BioMed Realty Trust, Inc., REIT	44,300	971,056
Capstead Mortage Corp., REIT	151,300	2,605,386
Corporate Office Properties Trust, REIT	104,947	3,215,576
DuPont Fabros Technology, Inc., REIT *	121,200	2,036,160
Equity One, Inc., REIT	73,773	1,578,742
FBR Capital Markets Corp., REIT * (g)	89,200	623,508
Gramercy Capital Corp., REIT (a)	140,704	2,874,582
Jer Investors Trust, Inc., REIT (a)	241,448	2,474,842
LaSalle Hotel Properties, REIT	78,180	2,259,402
Newcastle Investment Corp., REIT	142,365	1,530,424
NorthStar Realty Finance Corp., REIT (a)	217,200	1,930,908
RAIT Financial Trust, REIT (a)	291,726	2,231,704

		27,371,668
Retail Grocery - 1.18%
Ruddick Corp.	48,171	1,553,515
United Natural Foods, Inc. *	20,645	349,313

		1,902,828
Retail Trade - 3.18%
Cabela's, Inc. * (a)	23,800	322,490
Cash America International, Inc.	43,700	1,414,132
First Cash Financial Services, Inc. *	143,072	1,337,723
Hibbett Sports, Inc. * (a)	50,100	791,580
Sonic Automotive, Inc.	71,200	1,265,936

		5,131,861
Semiconductors - 3.20%
Diodes, Inc. *	178,094	4,019,582
Silicon Motion Technology Corp., ADR *	76,300	1,134,581

		5,154,163
Telecommunications Equipment &
Services - 3.04%
Comtech Telecommunications Corp. *	48,800	2,116,944
DataPath, Inc. * (g)	104,700	366,450
J2 Global Communications, Inc. *	112,500	2,421,000

		4,904,394
Transportation - 0.53%
Kirby Corp. *	19,000	856,520

Trucking & Freight - 3.74%
Landstar Systems, Inc.	30,943	1,435,136
Old Dominion Freight Lines, Inc. *	58,100	1,583,225

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Oshkosh Truck Corp.	75,134	$3,010,620

		6,028,981

TOTAL COMMON STOCKS (Cost $164,455,855)		$159,136,761

SHORT TERM INVESTMENTS - 13.73%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$22,112,090	$22,112,090

TOTAL SHORT TERM INVESTMENTS
(Cost $22,112,090)		$22,112,090

Total Investments (Small Cap Opportunities Fund)
(Cost $186,567,945) - 112.50%		$181,248,851
Liabilities in Excess of Other Assets - (12.50)%		(20,132,128)

TOTAL NET ASSETS - 100.00%		$161,116,723

Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.67%

Aerospace - 0.66%
Alliant Techsystems, Inc. *	145	$15,216
Curtiss-Wright Corp.	11,645	489,789

		505,005
Agriculture - 0.34%
Fresh Del Monte Produce, Inc. *	7,750	257,378

Air Travel - 0.34%
SkyWest, Inc.	11,707	258,959

Aluminum - 0.08%
Superior Essex, Inc. *	2,152	61,074

Apparel & Textiles - 3.24%
Deckers Outdoor Corp. *	4,367	483,165
Jos. A. Bank Clothiers, Inc. * (a)	8,143	185,498
Movado Group, Inc.	4,119	79,332
Perry Ellis International, Inc. *	7,733	151,489
The Gymboree Corp. *	26,440	1,046,760
The Warnaco Group, Inc. *	13,772	517,276

		2,463,520
Auto Parts - 0.65%
Aftermarket Technology Corp. *	3,589	67,294
American Axle & Manufacturing Holdings, Inc.	1,848	36,369
Lear Corp. *	14,268	393,511

		497,174
Automobiles - 0.06%
Americas Car Mart, Inc. *	4,122	44,930

Banking - 4.55%
BancFirst Corp.	4,107	173,028
Bank of Hawaii Corp.	19,655	943,833
Boston Private Financial Holdings, Inc.	1,471	20,256
Charter Financial Corp.	897	29,152
City National Corp.	5,116	262,195

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Commerce Bancshares, Inc.	6,406	$266,810
East West Bancorp, Inc.	12,485	234,843
Financial Institutions, Inc.	3,425	63,397
First Citizens Bancshares, Inc.	938	133,374
First Regional Bancorp *	3,523	56,403
Oriental Financial Group, Inc.	12,928	269,161
Preferred Bank, Los Angeles, CA	2,040	37,373
Prosperity Bancshares, Inc.	6,783	179,071
SVB Financial Group *	16,093	729,013
Temecula Valley Bancorp, Inc. (a)	2,388	24,358
Vineyard National Bancorp Company (a)	4,810	43,338

		3,465,605
Biotechnology - 2.13%
Bio-Rad Laboratories, Inc., Class A *	3,685	348,011
Cephalon, Inc. *	2,581	155,738
Invitrogen Corp. *	8,420	711,406
Martek Biosciences Corp. * (a)	10,471	300,099
Pharmanet Development Group, Inc. *	3,568	102,865

		1,618,119
Building Materials & Construction - 3.91%
Chicago Bridge & Iron Company N.V.	16,572	770,929
Drew Industries, Inc. *	10,926	294,565
EMCOR Group, Inc. *	48,766	1,174,773
Lennox International, Inc.	9,935	373,953
Perini Corp. *	9,587	359,321

		2,973,541
Business Services - 4.49%
Acxiom Corp.	28,630	363,887
CGI Group, Inc., Class A *	3,799	42,093
COMSYS IT Partners, Inc. *	14,125	133,058
Deluxe Corp.	8,841	184,158
FactSet Research Systems, Inc.	2,274	119,703
Heidrick & Struggles International, Inc.	12,453	426,266
Hewitt Associates, Inc., Class A *	4,853	191,499
Insight Enterprises, Inc. *	6,612	115,908
MAXIMUS, Inc.	2,799	101,660
Michael Baker Corp. *	4,944	142,387
PC Mall, Inc. * (a)	17,485	140,055
Pre-Paid Legal Services, Inc. * (a)	4,923	234,581
Standard Parking Corp. *	4,387	89,144
Waste Industries USA	1,298	47,494
Watson Wyatt Worldwide, Inc., Class A	20,448	1,084,767

		3,416,660
Cellular Communications - 0.97%
Brightpoint, Inc. *	4,864	50,294
Syniverse Holdings, Inc. *	40,691	689,712

		740,006
Chemicals - 2.92%
Celanese Corp., Series A	20,840	810,676
CF Industries Holdings, Inc.	4,272	521,526
Terra Industries, Inc. *	19,715	891,315

		2,223,517

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Coal - 0.63%
Massey Energy Company	12,620	$482,841

Commercial Services - 1.84%
PeopleSupport, Inc. *	4,515	52,419
Shaw Group, Inc. *	20,963	1,349,598

		1,402,017
Computers & Business Equipment - 3.78%
Blue Coat Systems, Inc. *	10,692	251,048
Immersion Corp. *	59,754	503,726
Lexmark International, Inc. *	9,567	315,998
MICROS Systems, Inc. *	12,966	415,430
Plexus Corp. *	2,705	67,003
Quantum Corp. *	27,122	67,805
Sigma Designs, Inc. *	10,697	315,027
Standard Microsystems Corp. *	12,465	353,383
Sykes Enterprises, Inc. *	2,676	44,930
Tech Data Corp. *	3,845	128,231
Western Digital Corp. *	13,454	415,325

		2,877,906
Cosmetics & Toiletries - 0.04%
Helen of Troy, Ltd. *	2,134	33,696

Crude Petroleum & Natural Gas - 1.35%
Bois d'Arc Energy, Inc. *	3,554	76,304
W&T Offshore, Inc.	26,880	953,703

		1,030,007
Domestic Oil - 2.59%
Frontier Oil Corp.	1,949	69,599
Helix Energy Solutions Group, Inc. *	16,457	579,616
Holly Corp.	2,642	141,056
Stone Energy Corp. *	23,186	1,176,921

		1,967,192
Drugs & Health Care - 1.81%
Invacare Corp.	9,505	237,245
Molina Healthcare, Inc. * (a)	16,014	506,843
Perrigo Company	15,741	526,064
Vivus, Inc. *	18,312	107,308

		1,377,460
Electrical Equipment - 2.77%
Anixter International, Inc. *	1,299	84,942
FLIR Systems, Inc. *	12,809	364,544
GrafTech International, Ltd. *	58,598	938,740
Methode Electronics, Inc.	35,329	376,254
Varian, Inc. *	4,763	257,916
Wesco International, Inc. *	2,151	86,040

		2,108,436
Electrical Utilities - 1.29%
El Paso Electric Company *	47,998	982,039

Electronics - 3.48%
Analogic Corp.	6,188	362,060
Axsys Technologies, Inc. *	935	41,140
Celestica, Inc. *	39,306	257,061
Cubic Corp.	11,333	289,785
Dolby Laboratories, Inc., Class A *	10,812	478,431

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
LoJack Corp. *	8,631 $	107,715
Stoneridge, Inc. *	3,176	34,237
Synopsys, Inc. *	23,377	542,580
Trimble Navigation, Ltd. *	18,890	516,453
Zoran Corp. *	1,429	19,620

		2,649,082
Energy - 0.11%
Energen Corp.	1,410	84,600

Financial Services - 1.90%
Calamos Asset Management, Inc.	21,752	400,019
City Holding Company	4,796	178,603
Evercore Partners, Inc. (a)	3,210	63,044
Interactive Brokers Group, Inc. *	9,437	293,208
Investment Technology Group, Inc. *	6,909	321,821
SWS Group, Inc.	16,909	192,594

		1,449,289
Food & Beverages - 0.82%
Flowers Foods, Inc.	9,489	215,021
Ralcorp Holdings, Inc. *	4,391	243,481
Spartan Stores, Inc.	7,680	161,894

		620,396
Gas & Pipeline Utilities - 2.05%
Atmos Energy Corp.	6,023	156,598
Northwest Natural Gas Company	12,994	546,268
Southern Union Company	11,810	303,753
UGI Corp.	21,613	553,509

		1,560,128
Healthcare Products - 3.63%
CONMED Corp. *	9,045	243,853
IDEXX Laboratories, Inc. *	9,640	534,731
Kinetic Concepts, Inc. *	8,197	421,244
Owens & Minor, Inc.	13,360	574,079
Respironics, Inc. *	12,912	848,060
Synovis Life Technologies, Inc. *	7,877	139,266

		2,761,233
Healthcare Services - 3.13%
Air Methods Corp. *	6,027	247,830
AMERIGROUP Corp. *	10,655	383,580
Apria Healthcare Group, Inc. *	39,106	848,991
Pediatrix Medical Group, Inc. *	7,894	521,083
WellCare Health Plans, Inc. *	7,917	377,958

		2,379,442
Hotels & Restaurants - 1.09%
AFC Enterprises, Inc. *	17,795	134,352
Bob Evans Farms, Inc.	535	15,488
Burger King Holdings, Inc.	7,375	189,243
Chipotle Mexican Grill, Inc., Class A * (a)	3,343	331,960
Choice Hotels International, Inc.	4,870	158,031

		829,074
Household Products - 1.10%
Blyth, Inc.	9,081	180,076

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products (continued)
Tupperware Brands Corp.	18,009	$656,969

		837,045
Industrial Machinery - 1.65%
Actuant Corp., Class A	4,150	111,552
EnPro Industries, Inc. *	4,542	134,125
Robbins & Myers, Inc.	29,604	1,008,016

		1,253,693
Insurance - 4.20%
Allied World Assurance Holdings, Ltd.	4,427	192,796
American Financial Group, Inc.	14,122	365,336
American Safety Insurance Holdings, Ltd. *	2,253	43,145
Amerisafe, Inc. *	2,266	29,798
Aspen Insurance Holdings, Ltd.	33,078	957,277
Endurance Specialty Holdings, Ltd.	7,669	301,392
Max Re Capital, Ltd.	8,345	231,490
Navigators Group, Inc. *	537	29,390
Reinsurance Group of America, Inc.	15,460	845,817
Selective Insurance Group, Inc.	8,513	202,269

		3,198,710
Internet Retail - 0.85%
1-800-Flowers.com, Inc. *	10,760	86,510
Priceline.com, Inc. * (a)	4,896	558,242

		644,752
Internet Software - 0.12%
Chordiant Software, Inc. *	15,143	87,224

Leisure Time - 1.84%
Bally Technologies, Inc. *	4,696	178,026
DreamWorks Animation SKG, Inc., Class A *	19,977	507,016
Polaris Industries, Inc. (a)	18,752	715,951

		1,400,993
Life Sciences - 0.02%
Repligen Corp. *	2,912	15,404

Manufacturing - 1.70%
Acuity Brands, Inc.	3,262	144,865
Koppers Holdings, Inc.	5,887	245,900
Mettler-Toledo International, Inc. *	9,230	901,771

		1,292,536
Metal & Metal Products - 0.39%
Crown Holdings, Inc. *	5,534	137,852
Mueller Industries, Inc.	5,567	159,940

		297,792
Mining - 0.44%
Hecla Mining Company *	28,927	332,661

Office Furnishings & Supplies - 0.69%
Herman Miller, Inc.	6,559	195,655
Knoll, Inc.	23,529	331,288

		526,943
Paper - 1.82%
Buckeye Technologies, Inc. *	48,872	528,306
Rock-Tenn Company, Class A	31,444	843,643

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Paper (continued)
Xerium Technologies, Inc.	3,115	$15,606

		1,387,555
Petroleum Services - 3.61%
Atwood Oceanics, Inc. *	4,134	384,834
Core Laboratories N.V. *	3,967	482,387
Dril-Quip, Inc. *	12,022	562,389
Oceaneering International, Inc. *	9,470	568,200
Tesoro Corp.	10,073	374,111
Trico Marine Services, Inc. *	9,561	377,851

		2,749,772
Pharmaceuticals - 2.30%
Cubist Pharmaceuticals, Inc. *	8,297	151,005
Enzon Pharmaceuticals, Inc. * (a)	3,804	32,676
King Pharmaceuticals, Inc. *	38,968	413,061
OSI Pharmaceuticals, Inc. *	12,304	442,329
Watson Pharmaceuticals, Inc. *	25,700	714,717

		1,753,788
Publishing - 0.03%
Valassis Communications, Inc. *	2,262	25,380

Real Estate - 4.22%
Agree Realty Corp., REIT	593	16,610
Avatar Holdings, Inc. * (a)	2,531	109,036
Capital Trust, Inc., Class A, REIT (a)	2,119	58,484
Equity Lifestyle Properties, Inc., REIT	19,493	890,440
Essex Property Trust, Inc., REIT	3,015	316,696
Gramercy Capital Corp., REIT (a)	34,868	712,353
Jones Lang LaSalle, Inc.	2,144	163,780
Taubman Centers, Inc., REIT	19,360	943,800

		3,211,199
Retail Grocery - 0.15%
Nash Finch Company	3,228	113,206

Retail Trade - 3.47%
Big Lots, Inc. *	15,858	267,207
Dollar Tree Stores, Inc. *	12,172	326,575
Fossil, Inc. *	27,264	877,356
FTD Group, Inc.	16,313	224,956
J. Crew Group, Inc. *	6,327	253,396
Rent-A-Center, Inc. *	10,428	178,840
School Specialty, Inc. *	5,632	171,889
Systemax, Inc. * (a)	17,243	186,742
The Men's Wearhouse, Inc.	6,835	157,478

		2,644,439
Sanitary Services - 1.33%
Darling International, Inc. *	72,580	1,008,862

Semiconductors - 2.41%
Advanced Analogic Technologies, Inc. *	11,423	74,249
Amkor Technology, Inc. *	20,553	240,676
ASM International N.V. (a)	11,832	231,434
Emulex Corp. *	31,513	468,913
Pericom Semiconductor Corp. *	8,278	110,346
QLogic Corp. *	2,100	33,285
Skyworks Solutions, Inc. *	32,858	271,407

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Varian Semiconductor Equipment
Associates, Inc. *	11,847	$400,192

		1,830,502
Software - 3.22%
ANSYS, Inc. *	12,757	476,729
JDA Software Group, Inc. *	9,152	156,225
ManTech International Corp. *	2,488	109,671
Open Text Corp. * (a)	5,577	179,579
SPSS, Inc. *	15,906	604,905
Sybase, Inc. *	34,641	922,144

		2,449,253
Steel - 0.82%
AK Steel Holding Corp.	11,851	623,600

Telecommunications Equipment &
Services - 2.66%
CommScope, Inc. *	18,573	777,837
Comtech Telecommunications Corp. *	11,447	496,571
GeoEye, Inc. *	12,787	386,295
Premiere Global Services, Inc. *	25,922	366,278

		2,026,981
Telephone - 0.81%
CenturyTel, Inc.	13,313	481,797
Cincinnati Bell, Inc. *	34,853	135,230

		617,027
Tires & Rubber - 0.24%
Cooper Tire & Rubber Company	9,885	178,622

Toys, Amusements & Sporting Goods - 0.38%
Jakks Pacific, Inc. *	10,312	288,220

Transportation - 0.86%
Bristow Group, Inc. *	4,029	212,570
Kirby Corp. *	9,863	444,624

		657,194
Trucking & Freight - 1.69%
Arkansas Best Corp. (a)	4,082	109,030
Forward Air Corp.	5,063	148,599
Heartland Express, Inc. (a)	10,689	149,432
Hub Group, Inc., Class A *	5,613	168,334
Knight Transportation, Inc. (a)	9,575	141,614
Landstar Systems, Inc.	9,704	450,072
Old Dominion Freight Lines, Inc. *	4,482	122,135

		1,289,216

TOTAL COMMON STOCKS (Cost $77,222,261)		$75,862,895

SHORT TERM INVESTMENTS - 6.78%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$5,162,216	$5,162,216

TOTAL SHORT TERM INVESTMENTS
(Cost $5,162,216)		$5,162,216

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.53%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$404,079 on 03/03/2008,
collateralized by $380,000 Federal
Home Loan Bank, 5.375% due
05/15/2019 (valued at $414,675,
including interest)	$404,000	$404,000

TOTAL REPURCHASE AGREEMENTS
(Cost $404,000)		$404,000

Total Investments (Small Company Fund)
(Cost $82,788,477) - 106.98%		$81,429,111
Liabilities in Excess of Other Assets - (6.98)%		(5,310,672)

TOTAL NET ASSETS - 100.00%		$76,118,439

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.16%

Advertising - 1.63%
inVentiv Health, Inc. *	51,442	$1,635,856
ValueClick, Inc. *	80,651	1,557,371

		3,193,227
Aerospace - 0.98%
TransDigm Group, Inc. *	49,117	1,908,687

Apparel & Textiles - 1.74%
Interface, Inc., Class A	92,989	1,558,496
The Warnaco Group, Inc. *	48,983	1,839,801

		3,398,297
Auto Parts - 0.90%
Tenneco, Inc. *	69,602	1,757,451

Banking - 2.62%
East West Bancorp, Inc.	47,654	896,372
Greenhill & Company, Inc. (a)	28,731	1,867,802
SVB Financial Group *	43,473	1,969,327
Texas Capital Bancshares, Inc. *	25,790	385,818

		5,119,319
Biotechnology - 1.82%
Affymetrix, Inc. * (a)	68,833	1,320,217
Human Genome Sciences, Inc. *	95,655	565,321
Myriad Genetics, Inc. *	45,007	1,666,159

		3,551,697
Building Materials & Construction - 1.57%
Eagle Materials, Inc.	47,962	1,705,529
Texas Industries, Inc. (a)	23,596	1,359,129

		3,064,658
Business Services - 6.23%
CoStar Group, Inc. * (a)	45,432	1,886,337
Euronet Worldwide, Inc. * (a)	67,066	1,448,625
Global Payments, Inc.	28,487	1,130,079
Informatica Corp. *	102,247	1,785,233

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Korn/Ferry International *	93,526	$1,576,848
SRA International, Inc., Class A *	54,330	1,303,920
Syntel, Inc.	43,616	1,187,664
Tetra Tech, Inc. *	98,594	1,860,469

		12,179,175
Chemicals - 0.12%
Calgon Carbon Corp. *	5,928	96,863
Zep, Inc.	8,558	134,361

		231,224
Commercial Services - 1.63%
Chemed Corp.	35,159	1,677,436
Live Nation, Inc. *	79,248	940,674
Riskmetrics Group, Inc. *	26,791	578,685

		3,196,795
Computers & Business Equipment - 2.29%
Cogent, Inc. * (a)	124,536	1,245,360
MICROS Systems, Inc. *	49,286	1,579,123
Tech Data Corp. *	49,351	1,645,856

		4,470,339
Construction & Mining Equipment - 1.48%
Bucyrus International, Inc., Class A	28,930	2,889,528

Containers & Glass - 1.02%
Greif, Inc., Class A	30,397	1,987,660

Crude Petroleum & Natural Gas - 6.10%
Arena Resources, Inc. *	54,133	2,191,304
Bill Barrett Corp. * (a)	51,229	2,373,952
Carrizo Oil & Gas, Inc. *	45,107	2,604,929
Unit Corp. *	44,876	2,474,911
Whiting Petroleum Corp. *	37,411	2,290,302

		11,935,398
Drugs & Health Care - 3.41%
BioMarin Pharmaceutical, Inc. *	76,293	2,902,185
Mentor Corp. (a)	40,071	1,188,506
Parexel International Corp. *	47,004	2,582,870

		6,673,561
Educational Services - 2.05%
DeVry, Inc.	52,677	2,314,627
Strayer Education, Inc.	10,860	1,690,902

		4,005,529
Electrical Equipment - 3.12%
General Cable Corp. *	41,592	2,567,058
Varian, Inc. *	41,378	2,240,619
Wesco International, Inc. *	32,305	1,292,200

		6,099,877
Electrical Utilities - 1.56%
ITC Holdings Corp.	31,059	1,655,445
Pike Electric Corp. *	107,946	1,395,742

		3,051,187
Electronics - 0.89%
Thomas & Betts Corp. *	31,908	1,281,106

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Trimble Navigation, Ltd. *	16,611	$454,145

		1,735,251
Financial Services - 2.42%
Affiliated Managers Group, Inc. *	19,480	1,876,898
Bankrate, Inc. *	15,821	668,596
National Financial Partners Corp. (a)	38,381	912,316
optionsXpress Holdings, Inc.	54,671	1,266,180

		4,723,990
Food & Beverages - 1.02%
Ralcorp Holdings, Inc. *	36,145	2,004,240

Healthcare Products - 3.64%
Gen-Probe, Inc. *	28,679	1,371,143
Nuvasive, Inc. *	61,845	2,383,506
The Medicines Company *	73,967	1,424,605
Wright Medical Group, Inc. *	73,913	1,945,390

		7,124,644
Healthcare Services - 2.68%
athenahealth, Inc. * (a)	5,754	187,120
Magellan Health Services, Inc. *	41,314	1,790,136
Pediatrix Medical Group, Inc. *	31,418	2,073,902
The Advisory Board Company *	21,402	1,189,309

		5,240,467
Hotels & Restaurants - 2.90%
Buffalo Wild Wings, Inc. *	43,971	1,018,808
Choice Hotels International, Inc.	43,850	1,422,933
Jack in the Box, Inc. *	68,082	1,788,514
P.F. Chang's China Bistro, Inc. * (a)	50,863	1,451,121

		5,681,376
Household Products - 1.77%
Church & Dwight, Inc.	54,235	2,899,403
Tempur-Pedic International, Inc. (a)	32,228	561,412

		3,460,815
Industrial Machinery - 1.51%
FMC Technologies, Inc. *	29,770	1,686,768
Regal-Beloit Corp.	34,425	1,270,971

		2,957,739
Industrials - 0.25%
EnergySolutions, Inc.	22,833	497,759

Insurance - 1.60%
HCC Insurance Holdings, Inc.	52,242	1,256,942
ProAssurance Corp. *	33,409	1,776,357
Security Capital Assurance, Ltd. (a)	63,311	96,233

		3,129,532
Internet Retail - 0.41%
Shutterfly, Inc. *	53,130	812,358

Internet Software - 0.51%
DealerTrack Holdings, Inc. *	48,789	998,711

Leisure Time - 0.78%
National Cinemedia, Inc.	71,276	1,535,998

Manufacturing - 2.47%
Acuity Brands, Inc.	19,251	854,937

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Barnes Group, Inc.	55,414	$1,260,114
Ceradyne, Inc. *	33,858	1,053,323
Coherent, Inc. *	58,418	1,661,408

		4,829,782
Medical-Hospitals - 2.20%
Cepheid, Inc. *	47,100	1,303,728
LifePoint Hospitals, Inc. *	51,838	1,299,060
VCA Antech, Inc. *	52,922	1,699,326

		4,302,114
Metal & Metal Products - 1.15%
Dynamic Materials Corp.	39,456	2,248,598

Petroleum Services - 1.83%
Dril-Quip, Inc. *	41,435	1,938,329
ION Geophysical Corp. *	123,071	1,635,614

		3,573,943
Pharmaceuticals - 1.98%
AMAG Pharmaceuticals, Inc. *	20,601	901,706
Sciele Pharma, Inc. * (a)	76,308	1,579,576
United Therapeutics Corp. *	16,565	1,394,276

		3,875,558
Pollution Control - 0.50%
Fuel Tech, Inc. * (a)	48,542	974,238

Railroads & Equipment - 0.84%
Wabtec Corp.	47,551	1,645,740

Real Estate - 0.82%
BioMed Realty Trust, Inc., REIT	73,346	1,607,744

Retail Trade - 3.31%
Dick's Sporting Goods, Inc. *	38,193	1,053,363
DSW, Inc., Class A *	81,444	1,483,095
Hot Topic, Inc. *	150,362	690,162
Longs Drug Stores Corp.	39,602	1,902,084
Zumiez, Inc. * (a)	76,266	1,340,756

		6,469,460
Semiconductors - 5.55%
Cirrus Logic, Inc. *	228,395	1,173,950
Diodes, Inc. *	63,552	1,434,369
FormFactor, Inc. *	41,367	741,710
Microsemi Corp. *	79,247	1,723,622
Power Integrations, Inc. *	51,616	1,357,501
Silicon Laboratories, Inc. *	53,380	1,652,111
Tessera Technologies, Inc. *	45,522	1,072,498
Varian Semiconductor Equipment
Associates, Inc. *	50,298	1,699,067

		10,854,828
Software - 6.76%
Ansoft Corp. *	54,887	1,334,852
ANSYS, Inc. *	53,884	2,013,645
Blackboard, Inc. *	58,071	1,670,703
Eclipsys Corp. *	90,494	1,932,047
JDA Software Group, Inc. *	86,141	1,470,427
Lawson Software, Inc. *	170,948	1,333,394
Manhattan Associates, Inc. *	64,676	1,426,752

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Omniture, Inc. *	28,152	$646,933
THQ, Inc. *	74,359	1,391,257

		13,220,010
Steel - 1.02%
Carpenter Technology Corp.	31,680	1,990,454

Telecommunications Equipment &
Services - 4.29%
Harmonic, Inc. *	160,364	1,428,843
NeuStar, Inc., Class A *	59,769	1,533,673
NICE Systems, Ltd., ADR *	52,909	1,707,902
Polycom, Inc. *	70,282	1,532,148
SBA Communications Corp. *	54,796	1,701,416
Virgin Mobile USA, Inc. * (a)	96,532	489,417

		8,393,399
Toys, Amusements & Sporting Goods - 0.87%
Marvel Entertainment, Inc. *	68,022	1,710,753

Transportation - 0.5 7%
American Commercial Lines, Inc. *	65,205	1,108,485

Trucking & Freight - 2.35%
Forward Air Corp.	56,921	1,670,631
Hub Group, Inc., Class A *	54,184	1,624,978
Knight Transportation, Inc. (a)	88,149	1,303,724

		4,599,333

TOTAL COMMON STOCKS (Cost $199,768,556)		$190,020,928

SHORT TERM INVESTMENTS - 10.57%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$20,671,802	$20,671,802

TOTAL SHORT TERM INVESTMENTS
(Cost $20,671,802)		$20,671,802

REPURCHASE AGREEMENTS - 2.69%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.66% to be repurchased at
$5,255,165 on 03/03/2008,
collateralized by $5,295,000
Federal Home Loan Bank, 6.00%
due 06/07/2027 (valued at
$5,361,188, including interest)	$5,254,000	$5,254,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,254,000)		$5,254,000

Total Investments (Small Company Growth Fund)
(Cost $225,694,358) - 110.42%		$215,946,730
Liabilities in Excess of Other Assets - (10.42)%		(20,370,550)

TOTAL NET ASSETS - 100.00%		$195,576,180

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.11%

Aerospace - 1.46%
Kratos Defense & Security Solutions, Inc. *	324,400	$590,408
Woodward Governor Company	203,000	5,799,710

		6,390,118
Air Travel - 0.85%
Airtran Holdings, Inc. *	235,500	1,700,310
Alaska Air Group, Inc. *	82,600	2,015,440

		3,715,750
Apparel & Textiles - 1.01%
Culp, Inc. *	89,400	652,620
G & K Services, Class A	98,300	3,760,958

		4,413,578
Auto Parts - 0.15%
Accuride Corp. *	90,900	656,298

Auto Services - 0.48%
Dollar Thrifty Automotive Group, Inc. *	145,600	2,090,816

Banking - 4.24%
East West Bancorp, Inc. (a)	229,200	4,311,252
Glacier Bancorp, Inc. (a)	169,700	2,917,143
Home Bancshares, Inc. (a)	103,000	2,057,940
SVB Financial Group *	132,300	5,993,190
Wintrust Financial Corp.	95,700	3,229,875

		18,509,400
Biotechnology - 1.12%
Exelixis, Inc. *	173,000	1,103,740
Myriad Genetics, Inc. *	102,000	3,776,040

		4,879,780
Broadcasting - 0.23%
Saga Communications, Inc., Class A *	170,100	989,982

Building Materials & Construction - 1.56%
Beacon Roofing Supply, Inc. *	364,700	3,121,832
Drew Industries, Inc. *	136,600	3,682,736

		6,804,568
Business Services - 6.88%
Compass Diversified Trust	125,100	1,701,360
Electro Rent Corp.	202,400	2,627,152
FTI Consulting, Inc. *	136,500	8,667,750
McGrath Rentcorp	198,000	4,146,120
MPS Group, Inc. *	371,500	4,235,100
Navigant Consulting Company *	228,500	3,726,835
StarTek, Inc. *	176,800	1,522,248
SYNNEX Corp. *	32,511	676,554
Wind River Systems, Inc. *	376,400	2,721,372

		30,024,491
Chemicals - 3.67%
Airgas, Inc.	122,600	5,957,134
American Vanguard Corp.	164,400	2,484,084
Arch Chemicals, Inc.	117,300	4,094,943
Innospec, Inc.	184,900	3,465,026

		16,001,187
Colleges & Universities - 0.26%
Corinthian Colleges, Inc. *	145,300	1,155,135

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Commercial Services - 0.72%
Live Nation, Inc. *	53,400	$633,858
Pool Corp. (a)	132,300	2,520,315

		3,154,173
Computers & Business Equipment - 1.40%
Ixia *	241,900	1,816,669
Palm, Inc. * (a)	311,600	2,016,052
Xyratex, Ltd. *	127,400	2,288,104

		6,120,825
Construction & Mining Equipment - 0.46%
Carbo Ceramics, Inc. (a)	54,400	2,009,536

Construction Materials - 1.91%
Ameron International Corp.	53,900	5,948,943
Universal Forest Products, Inc.	85,400	2,372,412

		8,321,355
Crude Petroleum & Natural Gas - 4.69%
Forest Oil Corp. *	111,500	5,500,295
Penn Virginia Corp.	209,300	8,907,808
Whiting Petroleum Corp. *	99,100	6,066,902

		20,475,005
Domestic Oil - 0.87%
Mariner Energy, Inc. *	102,000	2,828,460
Union Drilling, Inc. *	48,100	962,962

		3,791,422
Drugs & Health Care - 1.49%
Landauer, Inc.	44,400	2,122,320
West Pharmaceutical Services, Inc.	105,900	4,373,670

		6,495,990
Electrical Equipment - 0.94%
C & D Technologies, Inc. * (a)	136,000	742,560
Littelfuse, Inc. *	92,300	2,876,991
Methode Electronics, Inc.	43,900	467,535

		4,087,086
Electrical Utilities - 2.78%
Black Hills Corp.	108,800	3,890,688
Cleco Corp.	149,500	3,425,045
El Paso Electric Company *	147,400	3,015,804
Empire District Electric Company (a)	88,600	1,817,186

		12,148,723
Electronics - 2.26%
Analogic Corp.	32,900	1,924,979
Belden, Inc.	128,000	5,030,400
Franklin Electric, Inc. (a)	47,800	1,576,444
Newport Corp. *	125,600	1,320,056

		9,851,879
Energy - 0.12%
GeoMet, Inc. *	90,000	540,000

Financial Services - 2.32%
Ares Capital Corp.	247,200	3,169,104
Hercules Technology Growth Capital, Inc.	200,900	2,388,701
JMP Group Inc	105,800	741,658
Kohlberg Capital Corp.	190,600	2,157,592

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Piper Jaffray Companies, Inc. *	42,800	$1,657,644

		10,114,699
Food & Beverages - 0.22%
Winn-Dixie Stores, Inc. *	58,500	956,475

Forest Products - 0.80%
Deltic Timber Corp.	73,500	3,494,190

Furniture & Fixtures - 0.37%
Stanley Furniture Company, Inc. (a)	122,400	1,610,784

Gas & Pipeline Utilities - 1.02%
Southwest Gas Corp.	101,900	2,607,621
Vectren Corp.	72,000	1,855,440

		4,463,061
Healthcare Products - 2.10%
AngioDynamics, Inc. *	94,000	1,558,520
Owens & Minor, Inc.	177,300	7,618,581

		9,177,101
Healthcare Services - 0.92%
National Healthcare Corp.	67,700	3,158,882
Triple-S Management Corp. *	43,300	874,660

		4,033,542
Homebuilders - 0.86%
M/I Homes, Inc. (a)	93,200	1,536,868
Meritage Homes Corp. * (a)	145,100	2,196,814

		3,733,682
Hotels & Restaurants - 0.24%
The Steak & Shake Company * (a)	128,000	1,067,520

Industrial Machinery - 2.32%
Cascade Corp.	53,400	2,392,320
Circor International, Inc.	66,000	3,006,300
IDEX Corp.	156,625	4,723,810

		10,122,430
Insurance - 5.41%
Employers Holdings, Inc.	66,400	1,138,760
Markel Corp. *	7,800	3,625,050
Max Re Capital, Ltd.	138,400	3,839,216
Midland Company	74,300	4,801,266
National Interstate Corp.	90,100	2,479,552
ProAssurance Corp. *	145,700	7,746,869

		23,630,713
Investment Companies - 0.49%
First Financial Fund, Inc. *	220,000	2,158,200

Life Sciences - 0.22%
Symyx Technologies, Inc. *	146,700	960,885

Manufacturing - 2.75%
AptarGroup, Inc.	167,500	6,277,900
Nordson Corp.	111,700	5,740,263

		12,018,163
Metal & Metal Products - 3.75%
Gibraltar Industries, Inc.	177,800	1,943,354
Matthews International Corp., Class A	150,900	6,769,374

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products (continued)
Metal Management, Inc.	126,300	$7,662,621

		16,375,349
Mobile Homes - 0.90%
Skyline Corp.	15,500	437,100
Winnebago Industries, Inc. (a)	174,300	3,498,201

		3,935,301
Mutual Funds - 0.80%
iShares Russell 2000 Value Index Fund (a)	52,988	3,477,073

Newspapers - 0.26%
Lee Enterprises, Inc. (a)	111,300	1,147,503

Paper - 1.42%
Chesapeake Corp.	42,600	149,100
Potlatch Corp.	106,400	4,391,128
Wausau-Mosinee Paper Corp.	209,700	1,644,048

		6,184,276
Petroleum Services - 3.79%
Atwood Oceanics, Inc. *	54,600	5,082,714
Hercules Offshore, Inc. * (a)	96,192	2,437,505
TETRA Technologies, Inc. *	273,700	4,702,166
W-H Energy Services, Inc. *	68,400	4,300,308

		16,522,693
Pharmaceuticals - 0.33%
Pharmion Corp. *	20,000	1,431,800

Publishing - 0.05%
Courier Corp.	7,700	209,517

Railroads & Equipment - 1.22%
Genesee & Wyoming, Inc., Class A *	172,400	5,344,400

Real Estate - 4.37%
First Potomac Realty Trust, REIT	162,600	2,541,438
Kilroy Realty Corp., REIT	109,300	5,184,099
LaSalle Hotel Properties, REIT	116,600	3,369,740
Parkway Properties, Inc., REIT	66,300	2,370,225
Strategic Hotel Cap, Inc., REIT	174,600	2,486,304
Washington Real Estate Investment Trust,
REIT	97,600	3,115,392

		19,067,198
Retail Grocery - 0.60%
Nash Finch Company (a)	74,100	2,598,687

Retail Trade - 3.78%
Aaron Rents, Inc., Class B	297,900	5,844,798
Building Materials Holding Corp. (a)	39,000	225,420
Casey's General Stores, Inc.	104,400	2,615,220
CSS Industries, Inc.	87,400	3,051,134
Fred's, Inc., Class A	129,600	1,137,888
Haverty Furniture Companies, Inc. (a)	199,100	1,955,162
Stein Mart, Inc. (a)	283,000	1,672,530

		16,502,152
Sanitary Services - 1.77%
Casella Waste Systems, Inc., Class A *	120,600	1,192,734
Insituform Technologies, Inc., Class A * (a)	194,300	2,714,371

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sanitary Services (continued)
Waste Connections, Inc. *	125,100	$3,798,036

		7,705,141
Semiconductors - 2.57%
Advanced Energy Industries, Inc. *	186,300	2,388,366
ATMI, Inc. *	70,400	1,924,736
Brooks Automation, Inc. *	215,104	2,168,248
Cabot Microelectronics Corp. *	19,388	649,304
Exar Corp. *	210,400	1,653,744
GSI Group, Inc. *	299,900	2,441,186

		11,225,584
Software - 2.78%
Progress Software Corp. *	159,800	4,560,692
SPSS, Inc. *	119,500	4,544,585
Websense, Inc. *	156,300	3,043,161

		12,148,438
Steel - 1.47%
Carpenter Technology Corp.	102,000	6,408,660

Telecommunications Equipment &
Services - 0.94%
Premiere Global Services, Inc. *	289,400	4,089,222

Tires & Rubber - 0.49%
Myers Indiana, Inc.	177,205	2,156,585

Tobacco - 0.32%
Alliance One International, Inc. *	284,300	1,393,070

Transportation - 2.57%
Kirby Corp. *	173,600	7,825,888
UTI Worldwide, Inc.	200,700	3,367,746

		11,193,634
Trucking & Freight - 2.34%
Landstar Systems, Inc.	219,800	10,194,324

TOTAL COMMON STOCKS (Cost $410,007,020)		$419,479,149

SHORT TERM INVESTMENTS - 14.08%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$45,554,047	$45,554,047
T. Rowe Price Reserve Investment Fund (c)	15,891,682	15,891,682

TOTAL SHORT TERM INVESTMENTS
(Cost $61,445,729)		$61,445,729

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$997,195 on 03/03/2008,
collateralized by $1,015,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $1,021,344, including
interest)	$997,000	$997,000

TOTAL REPURCHASE AGREEMENTS
(Cost $997,000)		$997,000

Total Investments (Small Company Value Fund)
(Cost $472,449,749) - 110.42%		$481,921,878
Liabilities in Excess of Other Assets - (10.42)%		(45,480,911)

TOTAL NET ASSETS - 100.00%		$436,440,967

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 15.11%

Air Travel - 0.04%
Southwest Airlines Company	38,500	$472,010

Aluminum - 0.11%
Alcoa, Inc.	30,800	1,143,912

Auto Parts - 0.08%
Genuine Parts Company	20,800	858,000

Automobiles - 0.04%
Ford Motor Company *	64,700	422,491

Banking - 0.67%
Citizens Banking Corp.	300	3,339
Fifth Third Bancorp	54,100	1,238,890
KeyCorp	29,100	641,655
National City Corp.	29,900	474,214
Royal Bank of Scotland Group PLC	53,567	404,994
SunTrust Banks, Inc.	36,000	2,092,680
U.S. Bancorp	71,100	2,276,622

		7,132,394
Biotechnology - 0.14%
Amgen, Inc. *	32,700	1,488,504

Broadcasting - 0.11%
CBS Corp., Class B	46,350	1,057,707
XM Satellite Radio Holdings, Inc., Class A *	10,550	124,490

		1,182,197
Building Materials & Construction - 0.11%
Masco Corp.	63,500	1,186,815

Business Services - 0.24%
Automatic Data Processing, Inc.	3,800	151,810
Computer Sciences Corp. *	16,600	721,270
Electronic Data Systems Corp.	30,000	519,600
H & R Block, Inc.	63,400	1,182,410

		2,575,090

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television - 0.29%
Cablevision Systems Corp., Class A *	31,300	$838,527
Comcast Corp., Class A *	25,100	490,454
Time Warner, Inc.	115,400	1,801,394

		3,130,375
Cellular Communications - 0.10%
Crown Castle International Corp. *	8,725	314,885
Motorola, Inc.	73,200	729,804

		1,044,689
Chemicals - 0.15%
E.I. Du Pont de Nemours & Company	34,600	1,606,132

Computers & Business Equipment - 0.14%
Cisco Systems, Inc. *	7,700	187,649
Dell, Inc. *	65,400	1,298,190

		1,485,839
Construction Materials - 0.18%
USG Corp. * (a)	23,200	789,496
Vulcan Materials Company	15,500	1,086,550

		1,876,046
Cosmetics & Toiletries - 0.59%
Avon Products, Inc.	32,200	1,225,532
Colgate-Palmolive Company	14,300	1,088,087
International Flavors & Fragrances, Inc.	30,800	1,328,404
Kimberly-Clark Corp.	15,400	1,003,772
Procter & Gamble Company	25,000	1,654,500

		6,300,295
Crude Petroleum & Natural Gas - 0.17%
Hess Corp.	19,480	1,815,146

Drugs & Health Care - 0.15%
Wyeth	37,100	1,618,302

Electrical Equipment - 0.11%
Cooper Industries, Ltd., Class A	16,900	708,617
General Cable Corp. *	6,650	410,438

		1,119,055
Electrical Utilities - 0.41%
Entergy Corp.	12,500	1,284,250
FirstEnergy Corp.	15,800	1,067,922
Pinnacle West Capital Corp.	19,300	686,115
Teco Energy, Inc.	20,500	307,090
Xcel Energy, Inc.	49,750	986,045

		4,331,422
Electronics - 0.04%
Harman International Industries, Inc.	3,100	127,720
Sony Corp.	5,900	278,735

		406,455
Energy - 0.21%
Duke Energy Corp.	58,690	1,029,423
Energy East Corp.	1,775	47,304
Progress Energy, Inc.	28,050	1,175,575

		2,252,302
Financial Services - 1.56%
Bank of New York Mellon Corp.	50,100	2,197,887

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Capital One Financial Corp.	27,700	$1,275,031
Citigroup, Inc.	46,000	1,090,660
Countrywide Financial Corp. (a)	38,500	242,935
Federal National Mortgage Association	42,900	1,186,185
JP Morgan Chase & Company	100,800	4,097,520
Legg Mason, Inc. (c)	19,500	1,287,780
Merrill Lynch & Company, Inc.	40,000	1,982,400
SLM Corp. *	58,000	1,137,380
State Street Corp.	3,900	306,345
UBS AG (c)	17,600	580,556
Wells Fargo & Company (c)	42,500	1,242,275

		16,626,954
Food & Beverages - 0.66%
B&G Foods, Inc.	16,100	285,936
Campbell Soup Company	15,400	497,266
General Mills, Inc.	26,800	1,500,532
Hershey Company	57,300	2,124,684
Kraft Foods, Inc., Class A	34,600	1,078,482
McCormick & Company, Inc.	19,100	657,995
The Coca-Cola Company	15,600	911,976

		7,056,871
Gas & Pipeline Utilities - 0.20%
NiSource, Inc.	78,700	1,352,853
Spectra Energy Corp.	33,500	774,185
Williams Companies, Inc.	270	9,725

		2,136,763
Healthcare Products - 0.21%
Johnson & Johnson	35,800	2,218,168

Holdings Companies/Conglomerates - 0.50%
General Electric Company	159,400	5,282,516

Homebuilders - 0.06%
D.R. Horton, Inc.	46,200	648,186

Household Appliances - 0.15%
Black & Decker Corp.	8,700	598,299
Whirlpool Corp.	11,600	978,692

		1,576,991
Household Products - 0.24%
Fortune Brands, Inc.	19,300	1,254,114
Newell Rubbermaid, Inc.	57,700	1,309,790

		2,563,904
Insurance - 0.84%
American International Group, Inc.	38,700	1,813,482
Chubb Corp.	16,000	814,400
Genworth Financial, Inc., Class A	28,100	651,358
Lincoln National Corp.	28,800	1,471,968
Marsh & McLennan Companies, Inc.	90,400	2,302,488
Progressive Corp.	44,200	810,186
The Travelers Companies, Inc.	23,200	1,076,712

		8,940,594
International Oil - 1.52%
Anadarko Petroleum Corp.	28,800	1,835,712
BP PLC, SADR	21,100	1,368,757

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Chevron Corp.	48,065	$4,165,313
Exxon Mobil Corp.	47,600	4,141,676
Murphy Oil Corp.	23,100	1,856,778
Royal Dutch Shell PLC, ADR	38,500	2,750,825

		16,119,061
Internet Content - 0.15%
Yahoo!, Inc. *	56,700	1,575,126

Internet Retail - 0.05%
eBay, Inc. *	19,500	514,020

Leisure Time - 0.16%
Lakes Gaming, Inc. *	22,900	134,652
Walt Disney Company	48,100	1,558,921

		1,693,573
Liquor - 0.16%
Anheuser-Busch Companies, Inc.	35,800	1,685,822

Manufacturing - 0.59%
3M Company	28,100	2,203,040
Harley-Davidson, Inc.	23,200	862,112
Honeywell International, Inc.	25,000	1,438,500
Illinois Tool Works, Inc.	35,100	1,722,357

		6,226,009
Office Furnishings & Supplies - 0.14%
Avery Dennison Corp.	28,800	1,478,016

Paper - 0.34%
International Paper Company	81,670	2,588,939
MeadWestvaco Corp.	40,420	1,037,177

		3,626,116
Petroleum Services - 0.20%
BJ Services Company	31,500	817,110
Schlumberger, Ltd.	15,400	1,331,330

		2,148,440
Pharmaceuticals - 0.79%
Abbott Laboratories	23,100	1,237,005
Bristol-Myers Squibb Company	50,000	1,130,500
Eli Lilly & Company	45,800	2,290,916
Merck & Company, Inc.	38,700	1,714,410
Pfizer, Inc.	91,315	2,034,498

		8,407,329
Photography - 0.09%
Eastman Kodak Company (a)	53,000	899,940

Publishing - 0.40%
Gannett Company, Inc.	46,800	1,411,020
McGraw-Hill Companies, Inc.	42,900	1,755,897
The New York Times Company, Class A (a)	60,800	1,132,704

		4,299,621
Railroads & Equipment - 0.06%
Union Pacific Corp.	5,500	686,180

Real Estate - 0.00%
Weingarten Realty Investors, REIT	1,271	40,812

Retail Trade - 0.51%
Bed Bath & Beyond, Inc. *	44,300	1,255,462

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Home Depot, Inc.	66,900	$1,776,195
Macy's, Inc.	9,700	239,396
Tiffany & Company	9,600	361,344
Walgreen Company	3,600	131,436
Wal-Mart Stores, Inc.	32,700	1,621,593

		5,385,426
Sanitary Services - 0.09%
Waste Management, Inc.	30,300	994,749

Semiconductors - 0.24%
Analog Devices, Inc.	42,500	1,144,100
Applied Materials, Inc.	30,900	592,353
Intel Corp.	41,500	827,925

		2,564,378
Software - 0.20%
Microsoft Corp.	78,000	2,123,160

Steel - 0.02%
Nucor Corp.	3,900	251,823

Telecommunications Equipment &
Services - 0.19%
Alcatel-Lucent, SADR	100,000	587,000
Verizon Communications, Inc.	40,400	1,467,328

		2,054,328
Telephone - 0.48%
AT&T, Inc.	98,620	3,434,935
Qwest Communications International, Inc.	176,900	955,260
Sprint Nextel Corp.	93,500	664,785

		5,054,980
Tobacco - 0.08%
UST, Inc.	16,020	869,726

Toys, Amusements & Sporting Goods - 0.10%
Mattel, Inc.	52,900	1,022,028

Trucking & Freight - 0.05%
United Parcel Service, Inc., Class B	8,100	568,944

TOTAL COMMON STOCKS (Cost $165,564,737)		$160,788,025

PREFERRED STOCKS - 0.25%

Broadcasting - 0.02%
Spanish Broadcasting System, Series B	300	240,000

Financial Services - 0.16%
Citigroup, Inc., Series T	6,300	313,425
Federal Home Loan Mortgage Corp., Series Z	7,400	190,550
Federal National Mortgage Association	6,125	156,800
Merrill Lynch & Company, Inc. *	11	1,018,532

		1,679,307
Telecommunications Equipment &
Services - 0.07%
Lucent Technologies Capital Trust I	1,000	765,000

TOTAL PREFERRED STOCKS (Cost $3,006,126)		$2,684,307

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 0.99%

Auto Parts - 0.03%
Rental Service Corp., Series B3
8.86% due 11/27/2013 (b)	$397,920	$340,222

Broadcasting - 0.04%
NV Broadcasting
7.9838% due 10/26/2013 (b)	498,750	441,394

Business Services - 0.09%
First Data Corp.
3.34% due 09/24/2014 (b)	998,125	912,785

Commercial Services - 0.06%
Aramark Corp., Tranche B
7.1981% due 01/26/2017 (b)	440,892	409,410
Education Management Corp.
7.00% due 06/01/2013 (b)	243,916	212,615

		622,025

Computers & Business Equipment - 0.07%
Palm, Inc.
8.35% due 04/24/2014 (b)	997,500	708,225

Educational Services - 0.04%
Laureate Education
7.00% due 08/17/2014 (b)	500,000	420,000

Energy - 0.26%
Dresser, Inc.
11.11% due 06/30/2009 (b)	1,000,000	929,380
Sandridge Energy Bank, Series B3
8.625% due 04/01/2015 (b)	1,000,000	910,000
8.8538% due 04/01/2014 (b)	500,000	455,000
Stallion Oilfield
7.6113% due 08/01/2012 (b)	500,000	450,000

		2,744,380

Financial Services - 0.02%
Local TV Finance LLC
7.31% due 05/07/2013 (b)	248,750	215,169

Food & Beverages - 0.02%
Outback, Series B
7.125% due 05/09/2014 (b)	241,175	188,720

Gas & Pipeline Utilities - 0.04%
Venoco, Inc., 2nd Lien
8.9375% due 05/08/2014 (b)	500,000	452,500

Healthcare Services - 0.04%
Iasis Healthcare Corp.
10.315% due 06/16/2011 (b)	527,175	474,457

Leisure Time - 0.06%
Fontainebleau Las Vegas
5.9654% due 06/06/2014 (b)	250,000	208,750
8.9481% due 05/31/2014 (b)	250,000	208,750
Town Sports
7.50% due 03/01/2014 (b)	248,125	210,906

		628,406

Paper - 0.04%
Newpage Corp.
3.44% due 04/30/2012 (b)	500,000	487,082

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Publishing - 0.02%
Penton Media Bank, Series B1
7.61% due 02/01/2013 (b)	$248,125	$197,259

Telecommunications Equipment &
Services - 0.16%
CSC Holdings, Inc.
6.875% due 05/02/2014 (b)	248,101	231,678
Telesat Canada
8.09% due 11/15/2014 (b)	500,000	462,320
Trilogy International Partners
8.33% due 06/27/2012 (b)	500,000	448,750
Wind Acquisition Finance SA, Series B
12.61% due 12/07/2011 (b)	569,612	518,347

		1,661,095

TOTAL TERM LOANS (Cost $11,511,617)		$10,493,719

U.S. TREASURY OBLIGATIONS - 9.97%

Treasury Inflation Protected
Securities (d) - 0.16%
1.875% due 07/15/2013	1,115,020	1,207,096
2.00% due 07/15/2014	429,002	466,606

		1,673,702

U.S. Treasury Bonds - 4.33%
4.50% due 02/15/2036	3,757,000	3,804,842
4.75% due 02/15/2037	7,600,000	8,009,686
5.375% due 02/15/2031	765,000	871,562
5.50% due 08/15/2028	1,087,000	1,248,181
6.00% due 02/15/2026	1,630,000	1,967,971
6.125% due 08/15/2029	2,792,000	3,459,900
6.25% due 05/15/2030	383,000	483,657
6.375% due 08/15/2027	4,270,000	5,389,205
7.125% due 02/15/2023	4,331,000	5,733,161
7.25% due 08/15/2022	3,330,000	4,442,690
7.625% due 02/15/2025	1,311,000	1,841,648
7.875% due 02/15/2021	2,946,000	4,079,750
8.00% due 11/15/2021	640,000	900,900
8.875% due 08/15/2017 to 02/15/2019	2,700,000	3,901,890

		46,135,043

U.S. Treasury Notes - 5.41%
3.00% due 02/15/2009	1,775,000	1,796,217
3.375% due 11/30/2012	1,700,000	1,768,000
4.00% due 11/15/2012 ****	6,280,000	6,711,750
4.25% due 11/15/2013 to 11/15/2014	11,700,000	12,613,505
4.50% due 02/15/2009 to 11/15/2015	7,245,000	7,675,631
4.625% due 02/29/2012 to 07/31/2012	3,875,000	4,230,162
4.75% due 05/31/2012 to 08/15/2017	15,645,000	17,171,753
4.875% due 06/30/2012	140,000	154,437
5.125% due 05/15/2016	4,815,000	5,423,645

		57,545,100

U.S. Treasury Strips - 0.07%
zero coupon due 05/15/2020	1,250,000	742,090

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $98,464,919)		$106,095,935

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.50%

Federal Home Loan Bank - 0.19%
3.875% due 08/22/2008	$350,000	$352,044
5.125% due 08/14/2013	930,000	1,005,539
5.25% due 06/18/2014	590,000	641,744

		1,999,327

Federal Home Loan Mortgage Corp. - 2.85%
4.125% due 10/18/2010	1,750,000	1,814,620
4.50% due 11/01/2018 to 06/01/2019	853,704	857,050
4.641% due 07/01/2035	132,648	134,324
4.699% due 02/01/2035	212,573	215,295
4.746% due 07/01/2035	70,383	70,630
5.00% due 01/01/2009 to 11/01/2035	5,011,687	4,973,140
5.05% due 11/01/2035	224,118	228,605
5.064% due 03/01/2036	558,614	568,297
5.129% due 07/15/2012 to 01/01/2036	3,363,873	3,545,984
5.336% due 02/01/2037	1,838,117	1,878,220
5.353% due 04/01/2037	700,818	717,847
5.38% due 01/01/2036 to 02/01/2037	757,813	775,760
5.464% due 02/01/2037	994,529	1,018,552
5.50% due 03/01/2018 to 04/01/2029	1,363,706	1,399,295
5.54% due 10/01/2036	706,154	720,574
5.914% due 02/01/2037	1,254,763	1,290,174
5.92% due 01/01/2037	271,964	278,888
5.979% due 12/01/2036	1,473,011	1,502,197
6.00% due 06/15/2011 to 11/01/2036	4,491,429	4,697,510
6.037% due 10/01/2036	996,634	1,037,229
6.123% due 10/01/2036	805,372	818,271
6.218% due 08/01/2036	979,670	992,414
6.50% due 05/01/2017 to 01/01/2036	709,231	739,910
7.00% due 02/01/2024 to 06/01/2032	52,215	55,388
7.191% due 09/01/2032	12,075	12,149
7.50% due 05/01/2024 to 06/01/2024	5,248	5,699
10.50% due 05/01/2019	392	452

		30,348,474

Federal National Mortgage
Association - 7.57%
3.25% due 08/15/2008	655,000	656,703
3.817% due 10/01/2033	163,179	163,272
3.875% due 07/15/2008	350,000	351,578
4.375% due 09/15/2012 to 10/15/2015	1,235,000	1,276,796
4.50% due 05/01/2018 to 09/01/2035	7,083,961	7,057,415
4.50% TBA **	850,000	850,265
4.587% due 07/01/2035	173,690	176,015
4.625% due 10/15/2014	780,000	819,337
4.788% due 11/01/2035	233,067	233,471
4.801% due 09/01/2035 (b)	542,940	552,560
4.875% due 12/15/2016	350,000	367,569
5.00% due 01/01/2009 to 02/01/2036	9,089,315	9,151,077
5.00% TBA **	1,725,000	1,743,868
5.316% due 12/01/2035	206,798	210,703
5.343% due 12/01/2035	232,510	237,129
5.45% due 02/17/2009 to 09/01/2037 (b)	801,888	814,618
5.472% due 06/01/2037 (b)	145,500	151,419
5.483% due 07/01/2027	1,802	1,810
5.50% due 07/01/2013 to 08/01/2037	24,158,791	24,439,188
5.50% TBA **	1,700,000	1,727,844
5.533% due 12/01/2035	342,354	349,941
5.542% due 07/01/2036	1,312,243	1,339,139
5.54% due 01/01/2037 (b)	317,505	324,184

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.68% due 12/01/2035		$94,806	$97,108
5.691% due 01/01/2019		1,082	1,086
5.798% due 08/01/2037 (b)		612,432	628,653
5.983% due 09/01/2036		413,426	420,693
5.989% due 08/01/2036		749,805	777,454
6.00% due 05/15/2011 to 09/01/2036		14,111,470	14,575,890
6.039% due 12/01/2036		550,917	566,691
6.50% due 06/01/2013 to 11/01/2037		8,006,378	8,310,026
7.00% due 12/01/2029 to 04/01/2037		88,983	93,720
7.125% due 06/15/2010 to 01/15/2030		1,840,000	2,107,259

			80,574,481

Government National Mortgage
Association - 10.89%
4.00% due 09/15/2018		601,005	591,009
4.50% due 09/15/2018 to 11/20/2035		2,713,469	2,648,905
5.00% due 02/15/2018 to 05/15/2036		22,448,595	22,473,302
5.00% TBA **		1,775,000	1,776,665
5.50% due 11/15/2017 to 04/20/2036		34,426,771	35,233,412
5.50% TBA **		1,125,000	1,149,609
6.00% due 11/15/2008 to 11/20/2037		30,617,994	31,705,253
6.00% TBA **		2,050,000	2,120,469
6.50% due 07/15/2009 to 09/15/2037		9,615,379	10,102,698
6.50% TBA **		4,850,000	5,063,701
7.00% due 04/15/2017 to 10/20/2036		2,708,792	2,900,401
9.25% due 10/15/2016 to 12/15/2019		4,699	5,191
9.50% due 08/15/2009 to 10/15/2009		1,743	1,807
9.75% due 07/15/2017 to 02/15/2021		4,257	5,063
10.25% due 05/15/2020 to 11/15/2020		4,588	5,516
11.75% due 08/15/2013		1,397	1,654
12.00% due 10/15/2010 to 01/15/2013		1,023	1,181
12.25% due 03/15/2014 to 07/20/2015		1,327	1,572
12.50% due 06/15/2010		2,560	2,836
12.75% due 12/20/2013 to 11/20/2014		1,030	1,218

			115,791,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $223,568,156)			$228,713,744

FOREIGN GOVERNMENT OBLIGATIONS - 13.44%

Argentina - 0.24%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	850,000	109,165
2.00% due 09/30/2014 (b)		1,271,700	415,450
5.83% due 12/31/2033 (b)		279,566	101,061
7.00% due 10/03/2015		$1,340,055	1,123,779
7.00% due 04/17/2017		350,000	286,125
7.875% due 04/11/2011		300,000	291,000
8.28% due 12/31/2033		325,000	286,325

			2,612,905

Austria - 0.40%
Republic of Austria
4.00% due 07/15/2009	EUR	1,500,000	2,295,331
5.50% due 01/15/2010		1,188,000	1,876,463
6.25% due 07/15/2027		49,000	91,239

			4,263,033

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Belgium - 0.32%
Kingdom of Belgium
3.00% due 03/28/2010	EUR	970,000	$1,465,067
4.25% due 09/28/2013		197,000	308,697
5.00% due 03/28/2035		997,000	1,589,291

			3,363,055
Brazil - 0.93%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	2,400,000	2,313,324
7.125% due 01/20/2037		$1,750,000	1,888,250
8.75% due 02/04/2025		475,000	589,000
8.875% due 10/14/2019		500,000	622,500
10.00% due 01/01/2012	BRL	2,450,000	1,366,824
10.00% due 01/01/2014		2,914,000	1,579,699
10.00% due 01/01/2017		2,889,000	1,518,091

			9,877,688

Canada - 0.18%
Government of Canada
5.75% due 06/01/2033	CAD	585,000	746,797
Province of Ontario
5.00% due 03/08/2014		1,045,000	1,127,772

			1,874,569
Colombia - 0.07%
Republic of Colombia
7.375% due 01/27/2017		$100,000	110,000
7.375% due 09/18/2037		200,000	212,700
7.375% due 09/18/2037		350,000	374,500
12.00% due 10/22/2015	COP	40,000,000	23,152

			720,352
Denmark - 0.08%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	713,355
7.00% due 11/10/2024		364,000	97,499

			810,854
Ecuador - 0.03%
Republic of Ecuador
10.00% due 08/15/2030		$350,000	343,000
Egypt - 0.02%
Republic of Egypt
zero coupon due 10/21/2008	EGP	625,000	109,467
8.75% due 07/18/2012		500,000	93,898

			203,365
France - 1.01%
Government of France
3.75% due 01/12/2012	EUR	3,435,000	5,281,807
4.00% due 10/25/2014		715,000	1,108,002
4.75% due 10/25/2012		167,000	267,399
5.00% due 10/25/2016		700,000	1,149,146
5.50% due 04/25/2029		312,000	535,287
5.75% due 10/25/2032		1,345,000	2,395,654

			10,737,295

Gabon - 0.05%
Republic of Gabon
8.20% due 12/12/2017		$500,000	571,550

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Germany - 0.50%
Federal Republic of Germany
3.50% due 01/04/2016	EUR	10,000	$14,949
3.75% due 01/04/2015		300,000	459,262
4.00% due 01/04/2037		1,253,000	1,763,627
4.25% due 01/04/2014		100,000	157,915
4.25% due 07/04/2014		30,000	47,373
4.75% due 07/04/2028		209,000	330,503
4.75% due 07/04/2034		625,000	989,066
5.25% due 01/04/2011		790,000	1,264,619
5.50% due 01/04/2031		185,000	321,633

			5,348,947

Ghana - 0.07%
Republic of Ghana
8.50% due 10/04/2017		$700,000	734,090

Greece - 0.11%
Republic of Greece
5.25% due 05/18/2012	EUR	720,000	1,157,101

Grenada - 0.01%
Government of Grenada
1.00% due 09/15/2025		$230,000	126,079

Hungary - 0.16%
Republic of Hungary
6.75% due 02/24/2017	HUF	134,430,000	694,478
7.25% due 06/12/2012		176,040,000	962,436

			1,656,914

Indonesia - 0.17%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	555,000
6.625% due 02/17/2037		100,000	93,694
6.875% due 03/09/2017		633,000	661,954
7.75% due 01/17/2038		300,000	313,266
10.25% due 07/15/2022	IDR	1,500,000,000	158,219

			1,782,133

Iraq - 0.14%
Republic of Iraq
5.80% due 01/15/2028		$2,000,000	1,450,000

Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	147,277

Italy - 0.83%
Republic of Italy
4.00% due 02/01/2037		1,370,000	1,793,261
4.25% due 08/01/2014		1,302,000	2,027,373
5.25% due 09/20/2016		$450,000	491,033
5.25% due 08/01/2017	EUR	1,130,000	1,856,320
5.50% due 11/01/2010		1,570,000	2,505,866
7.25% due 11/01/2026		75,000	149,202

			8,823,055

Jamaica - 0.10%
Government of Jamaica
9.00% due 06/02/2015		$215,000	232,737
10.625% due 06/20/2017		687,000	813,408

			1,046,145

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan - 3.11%
Government of Japan
1.00% due 12/20/2012	JPY	188,500,000	$1,828,731
1.00% due 06/20/2013		171,263,400	1,649,002
1.10% due 12/10/2016		191,462,800	1,856,391
1.30% due 12/20/2013		419,550,000	4,126,605
1.30% due 03/20/2015		60,850,000	596,150
1.40% due 03/21/2011		253,150,000	2,489,874
1.40% due 03/20/2012		188,400,000	1,859,284
1.40% due 12/20/2015		131,000,000	1,288,846
1.50% due 06/20/2012		461,750,000	4,578,143
1.70% due 09/20/2016		687,000,000	6,881,136
1.90% due 12/20/2010		24,600,000	244,971
2.00% due 06/20/2022		55,200,000	552,361
2.00% due 12/20/2033		144,300,000	1,324,240
2.20% due 06/22/2020		18,000,000	184,981
3.75% due 03/20/2025		382,050,000	3,684,648

			33,145,363

Malaysia - 0.36%
Government of Malaysia
zero coupon due 04/04/2008	MYR	630,000	196,586
3.702% due 02/25/2013		6,685,000	2,112,140
3.756% due 04/28/2011		4,965,000	1,569,005

			3,877,731

Mexico - 1.26%
Government of Mexico
5.625% due 01/15/2017		$520,000	541,580
5.625% due 01/15/2017		650,000	677,073
7.50% due 04/08/2033		65,000	77,513
7.50% due 06/03/2027	MXN	7,000,000	645,582
8.00% due 12/24/2008		5,350,000	501,556
8.00% due 12/17/2015		38,425,000	3,699,061
8.00% due 12/19/2013		20,650,000	1,977,503
8.125% due 12/30/2019		$65,000	81,412
9.00% due 12/22/2011	MXN	22,950,000	2,257,821
9.00% due 12/20/2012		17,540,000	1,740,800
9.00% due 12/24/2009		6,755,000	648,127
9.50% due 12/18/2014		5,090,000	526,394

			13,374,422

Netherlands - 0.50%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	1,405,000	2,215,558
5.00% due 07/15/2011		1,783,000	2,848,838
5.50% due 01/15/2028		137,000	235,620

			5,300,016

Philippines - 0.06%
Republic of Philippines
7.75% due 01/14/2031		$425,000	470,156
10.625% due 03/16/2025		155,000	215,450

			685,606

Poland - 0.43%
Republic of Poland
5.25% due 10/25/2017	PLN	397,000	161,888
6.00% due 05/24/2009		7,940,000	3,404,155
6.25% due 10/24/2015		2,390,000	1,038,352

			4,604,395

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	$188,169

Russia - 0.17%
Government of Russia
7.50% due 03/31/2030		$1,554,300	1,776,409

Serbia - 0.18%
Republic of Serbia
3.75 due 11/01/2024		2,055,000	1,931,700

Singapore - 0.11%
Government of Singapore
4.375% due 01/15/2009	SGD	1,555,000	1,144,340

South Africa - 0.16%
Republic of South Africa
5.875% due 05/30/2022		$400,000	392,224
6.50% due 06/02/2014		585,000	608,400
13.00% due 08/31/2010	ZAR	3,451,000	472,550
13.50% due 09/15/2015		1,650,000	261,337

			1,734,511

Spain - 0.17%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	70,778
5.50% due 03/08/2011	AUD	1,280,000	1,124,301
5.75% due 07/30/2032	EUR	380,000	670,413

			1,865,492
Sweden - 0.18%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	1,660,000	263,991
5.125% due 03/01/2017		$425,000	452,541
5.25% due 03/15/2011	SEK	6,805,000	1,151,843

			1,868,375
Turkey - 0.70%
Republic of Turkey
6.875% due 03/17/2036		$785,000	724,162
7.00% due 06/05/2020		378,000	382,252
7.375% due 02/05/2025		40,000	40,750
8.00% due 02/14/2034		250,000	265,938
8.00% due 02/14/2034		187,000	199,787
14.00% due 01/19/2011	TRY	2,774,961	2,171,086
14.00% due 09/26/2012		1,790,000	1,420,414
16.00% due 03/07/2012		2,670,000	2,294,822

			7,499,211

United Kingdom - 0.52%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,255,000	4,345,026
4.75% due 06/07/2010		570,000	1,150,151

			5,495,177

Uruguay - 0.01%
Republic of Uruguay
4.25% due 04/05/2027	UYU	2,750,000	141,576

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Venezuela - 0.07%
Republic of Venezuela
7.00% due 03/31/2038		$950,000	$705,375

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $131,009,942)			$142,987,275

CORPORATE BONDS - 25.07%

Advertising - 0.21%
Lamar Media Corp, Series C
6.625% due 08/15/2015		175,000	161,000
Lamar Media Corp.
6.625% due 08/15/2015		675,000	621,000
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)		1,225,000	716,625
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		1,125,000	663,750
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		150,000	89,250

			2,251,625

Aerospace - 0.24%
Boeing Company
8.75% due 08/15/2021		55,000	73,587
GenCorp, Inc.
9.50% due 08/15/2013		750,000	742,500
Northrop Grumman Corp.
7.125% due 02/15/2011		580,000	635,419
7.75% due 03/01/2016		35,000	41,225
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	80,792
TransDigm, Inc.
7.75% due 07/15/2014		$475,000	472,625
United Technologies Corp.
4.375% due 05/01/2010		250,000	257,941
5.375% due 12/15/2017		110,000	115,124
5.40% due 05/01/2035		110,000	104,274

			2,523,487

Agriculture - 0.07%
Bunge, Ltd.
4.375% due 12/15/2008		310,000	311,268
5.90% due 04/01/2017		460,000	452,613

			763,881

Air Travel - 0.07%
Air Jamaica, Ltd.
9.375% due 07/08/2015		75,000	79,789
Continental Airlines, Inc.
8.75% due 12/01/2011		475,000	423,344
Delta Air Lines, Inc.
6.821% due 08/10/2022 (g)		136,197	128,025
Southwest Airlines Company
6.50% due 03/01/2012		160,000	167,347

			798,505

Aluminum - 0.03%
Novelis, Inc.
7.25% due 02/15/2015		325,000	292,500

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Amusement & Theme Parks - 0.04%
Universal City Development Partners
11.75% due 04/01/2010		$375,000	$386,719

Apparel & Textiles - 0.02%
INVISTA
9.25% due 05/01/2012 (g)		100,000	102,375
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	72,955

			175,330

Auto Parts - 0.27%
Accuride Corp.
8.50% due 02/01/2015		$425,000	331,500
Allison Transmission, Inc.
11.25% due 11/01/2015 (g)		750,000	622,500
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		50,000	40,750
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		463,000	481,520
Tenneco Automotive, Inc.
8.625% due 11/15/2014		525,000	514,500
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)		250,000	230,625
7.25% due 03/15/2017 (g)		425,000	386,750
United Components, Inc.
9.375% due 06/15/2013		250,000	227,500

			2,835,645

Auto Services - 0.19%
AutoNation, Inc.
6.2575% due 04/15/2013 (b)		175,000	143,500
7.00% due 04/15/2014		50,000	45,500
ERAC USA Finance Company
5.60% due 05/01/2015 (g)		240,000	228,494
7.95% due 12/15/2009 (g)		115,000	122,571
Hertz Corp.
8.875% due 01/01/2014		550,000	523,875
10.50% due 01/01/2016		350,000	332,500
United Rentals North America, Inc.
6.50% due 02/15/2012		475,000	429,875
7.75% due 11/15/2013		200,000	163,000

			1,989,315

Automobiles - 0.21%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	148,389
DaimlerChrysler N.A. Holding Corp., MTN
3.5619% due 08/03/2009 (b)		$655,000	646,603
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		240,000	259,169
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	82,671
General Motors Corp.
7.125% due 07/15/2013		$75,000	63,000
7.20% due 01/15/2011		500,000	452,500
7.70% due 04/15/2016		425,000	337,875
8.375% due 07/05/2033	EUR	80,000	86,231
United Auto Group, Inc.
7.75% due 12/15/2016		$125,000	106,875

			2,183,313

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking - 1.81%
American Express Centurion Bank
4.375% due 07/30/2009		$300,000	$302,520
ATF Bank
9.00% due 05/11/2016		150,000	149,445
Australia & New Zealand Banking Group, Ltd.,
EMTN
4.45% due 02/05/2015 (b)	EUR	84,000	125,972
BAC Capital Trust VI
5.625% due 03/08/2035		$445,000	389,128
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	67,000	103,367
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		75,000	112,564
4.875% due 05/31/2016		50,000	68,493
Bank of America Corp.
4.375% due 12/01/2010		$200,000	206,152
4.50% due 08/01/2010		150,000	154,504
5.75% due 08/15/2016		210,000	215,411
6.00% due 09/01/2017		270,000	283,523
Bank of America Corp., EMTN
4.625% due 02/18/2014	EUR	110,000	164,687
Bank of Ireland
6.45% due 02/10/2010		49,000	76,722
Bank of New York
5.41% due 05/15/2009		$300,000	301,545
Bank One Corp.
5.25% due 01/30/2013		200,000	207,422
Banque du Liban, EMTN
10.00% due 04/25/2015		300,000	315,375
Barclays Bank PLC
7.40% due 12/15/2009		300,000	323,111
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	86,000	134,796
BB&T Capital Trust II
6.75% due 06/07/2036		$380,000	350,387
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	120,000	188,318
Credit Agricole SA
6.637% due 12/31/2049 (b)(g)		$325,000	277,862
Credit Agricole SA, Series TSDI
5.00 due 06/20/2049 (b)	GBP	125,000	202,294
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	76,000	120,773
Danske Bank A/S, EMTN
6.00% due 03/20/2016 (b)		70,000	107,514
Deutsche Bank AG
5.125% due 01/31/2013		35,000	53,953
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		1,850,000	2,770,582
Eurohypo AG
4.50% due 01/21/2013 (g)		750,000	1,170,792
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017		75,000	112,716
HBOS PLC
6.00% due 11/01/2033 (g)		$420,000	374,278
6.05% due 11/23/2049 (b)	EUR	70,000	102,091
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)		99,000	135,736

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)	EUR	111,000	$165,424
HSBC Holdings PLC
6.50% due 05/02/2036		$175,000	164,076
9.875% due 04/08/2018	GBP	120,000	268,958
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	718,000	1,084,761
3.875% due 11/21/2013		892,000	1,348,503
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	14,858
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	111,075
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	85,476
Islandsbanki HF
4.4175% due 10/15/2008 (b)(g)		$200,000	200,070
Keybank NA, BKNT
4.412% due 03/18/2008		55,000	55,002
KeyCorp, MTNG
4.70% due 05/21/2009		45,000	45,452
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	431,271
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	418,415
8.50% due 01/18/2011		30,000,000	259,560
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	943,312
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	112,380
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)		310,000	270,969
Marshall & Ilsley Bank, MTN
5.15% due 02/22/2012		250,000	253,538
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)	EUR	52,000	79,782
Northern Trust Company, BKNT
4.60% due 02/01/2013		$120,000	123,256
Northern Trust Corp.
5.30% due 08/29/2011		144,000	152,871
PNC Funding Corp.
5.625% due 02/01/2017		195,000	192,507
7.50% due 11/01/2009		75,000	80,108
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	111,558
Royal Bank of Scotland PLC, EMTN
6.00% due 06/29/2049 (b)	GBP	104,000	184,665
6.00% due 05/10/2013	EUR	40,000	63,955
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		64,000	95,066
Shinsei Bank, Ltd.
3.75% due 02/23/2016 (b)		80,000	110,184
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		110,000	155,708
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	123,911
5.625% due 07/29/2049 (b)(g)		$200,000	178,753
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	269,745

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	$96,801
UniCredito Italiano SpA, EMTN
6.10% due 02/28/2012	EUR	90,000	142,143
US Bancorp, MTNP
4.50% due 07/29/2010		$190,000	197,547
US Bank NA, BKNT
6.375% due 08/01/2011		400,000	433,928
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	66,509
4.375% due 08/01/2016		50,000	66,175
5.75% due 02/01/2018		$245,000	246,272
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	21,000	31,670
World Savings Bank FSB, BKNT
4.125% due 12/15/2009		$195,000	199,147

			19,237,394

Biotechnology - 0.07%
Biogen Idec, Inc.
6.00% due 03/01/2013		400,000	403,760
Genentech, Inc.
4.40% due 07/15/2010		125,000	129,036
4.75% due 07/15/2015		160,000	162,046

			694,842

Broadcasting - 0.63%
Allbritton Communications Company
7.75% due 12/15/2012		800,000	796,000
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		250,000	226,250
Bonten Media Acquisition Company
9.00% due 06/01/2015 (g)		225,000	164,531
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		445,000	450,270
Canadian Satellite Radio Holdings, Inc
12.75% due 02/15/2014		250,000	233,750
CanWest Media, Inc.
8.00% due 09/15/2012		400,000	376,000
Clear Channel Communications, Inc.
4.25% due 05/15/2009		175,000	165,813
6.25% due 03/15/2011		1,675,000	1,407,000
LIN Television Corp.
2.50% due 05/15/2033		72,000	70,830
News America, Inc.
6.15% due 03/01/2037		590,000	559,527
6.20% due 12/15/2034		190,000	181,631
6.40% due 12/15/2035		220,000	215,442
6.65% due 11/15/2037 (g)		405,000	407,944
7.375% due 10/17/2008		125,000	126,761
Time Warner Cable, Inc.
5.40% due 07/02/2012		805,000	812,900
Viacom, Inc.
5.75% due 04/30/2011		95,000	98,189
XM Satellite Radio, Inc.
9.75% due 05/01/2014		475,000	433,438

			6,726,276

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Building Materials & Construction - 0.32%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		$250,000	$158,750
Builders FirstSource, Inc.
7.315% due 02/15/2012 (b)		325,000	237,250
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	66,269
Columbus McKinnon Corp.
8.875% due 11/01/2013		$575,000	598,000
CRH America, Inc.
5.30% due 10/15/2013		140,000	137,184
6.00% due 09/30/2016		240,000	231,282
6.40% due 10/15/2033		65,000	56,973
Esco Corp.
8.625% due 12/15/2013 (g)		600,000	573,000
8.8656% due 12/15/2013 (b)(g)		175,000	154,875
Lafarge SA
6.15% due 07/15/2011		140,000	146,713
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	142,648
Obrascon Huarte Lain SA
5.00% due 05/18/2012		100,000	145,347
Owens Corning, Inc.
6.50% due 12/01/2016		$120,000	108,607
Texas Industries, Inc.
7.25% due 07/15/2013		500,000	477,500
US Concrete, Inc.
8.375% due 04/01/2014		200,000	165,000

			3,399,398

Business Services - 0.56%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	90,000
10.875% due 02/15/2012		123,588	123,588
Deluxe Corp.
7.375% due 06/01/2015		425,000	408,531
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	124,602
First Data Corp.
9.875% due 09/24/2015 (g)		2,200,000	1,908,500
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	389,063
7.75% due 10/01/2016		250,000	263,125
Harland Clarke Holdings Corp.
9.50% due 05/15/2015		350,000	259,000
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	72,144
Mobile Services Group, Inc./ Mobile Storage
Group, Inc.
9.75% due 08/01/2014		$525,000	488,250
Nebraska Book Company, Inc.
8.625% due 03/15/2012		700,000	665,000
Sungard Data Systems, Inc.
9.125% due 08/15/2013		1,098,000	1,106,235
Xerox Corp.
6.75% due 02/01/2017		80,000	85,051

			5,983,089

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cable & Television - 0.72%
AT&T Broadband Corp.
8.375% due 03/15/2013		$409,000	$459,231
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	237,917
Comcast Corp.
5.875% due 02/15/2018		455,000	451,438
6.95% due 08/15/2037		227,000	229,816
Cox Communications, Inc.
7.125% due 10/01/2012		171,000	185,390
Cox Enterprises, Inc.
4.375% due 05/01/2008 (g)		135,000	135,089
CSC Holdings, Inc.
7.25% due 07/15/2008		250,000	250,625
7.625% due 07/15/2018		75,000	68,625
DirecTV Holdings LLC
8.375% due 03/15/2013		500,000	515,000
EchoStar DBS Corp.
5.75% due 10/01/2008		15,000	14,981
6.625% due 10/01/2014		250,000	240,625
7.00% due 10/01/2013		150,000	147,750
Historic TW, Inc.
6.875% due 06/15/2018		265,000	276,163
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	87,188
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	356,250
Mediacom Broadband LLC
8.50% due 10/15/2015		525,000	414,750
Rainbow National Services LLC
8.75% due 09/01/2012 (g)		100,000	102,500
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	158,946
Shaw Communications, Inc.
8.25% due 04/11/2010		125,000	131,562
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	1,122,000
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012		250,000	240,000
Time Warner Entertainment Company LP
7.25% due 09/01/2008		305,000	309,836
Time Warner, Inc.
5.50% due 11/15/2011		275,000	278,344
Univision Communications, Inc.
9.75% due 03/15/2015 (g)		550,000	379,500
Viacom, Inc.
6.125% due 10/05/2017		145,000	144,939
6.25% due 04/30/2016		295,000	292,561
Videotron Ltee.
6.375% due 12/15/2015		100,000	92,750
6.875% due 01/15/2014		315,000	305,550

			7,629,326

Cellular Communications - 0.57%
America Movil SAB de CV
5.625% due 11/15/2017		375,000	371,518
6.375% due 03/01/2035		440,000	425,394
8.46% due 12/18/2036	MXN	1,000,000	91,937

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
American Tower Corp.
3.00% due 08/15/2012		$150,000	$289,875
7.125% due 10/15/2012		110,000	112,750
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		370,000	408,673
Centennial Communications Corp.
10.00% due 01/01/2013		500,000	482,500
10.125% due 06/15/2013		525,000	530,250
Cricket Communications, Inc.
9.375% due 11/01/2014		975,000	867,750
9.375% due 11/01/2014 (g)		450,000	400,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,425,000	1,254,000
Rogers Wireless, Inc.
6.375% due 03/01/2014		285,000	296,399
7.50% due 03/15/2015		140,000	152,564
Telefonaktiebolaget LM Ericsson, EMTN
5.375% due 06/27/2017	EUR	80,000	109,648
Vodafone Group PLC
5.625% due 02/27/2017		$275,000	273,943

			6,067,701

Chemicals - 0.22%
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		285,000	270,183
Hercules, Inc.
6.75% due 10/15/2029		275,000	255,750
Ineos Group Holdings PLC
8.50% due 02/15/2016 (g)		400,000	300,000
Koppers Holdings, Inc.
zero coupon, step up to 9.875%
on11/15/2009 due 11/15/2014		650,000	552,500
Koppers, Inc.
9.875% due 10/15/2013		100,000	105,750
Lubrizol Corp.
4.625% due 10/01/2009		60,000	61,082
5.875% due 12/01/2008		195,000	197,854
Nalco Company
7.75% due 11/15/2011		300,000	303,000
Terra Capital, Inc., Series B
7.00% due 02/01/2017		325,000	319,313

			2,365,432

Coal - 0.14%
Alpha Natural Resources LLC
10.00% due 06/01/2012		475,000	498,750
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	470,250
International Coal Group, Inc.
10.25% due 07/15/2014		100,000	94,500
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	388,125

			1,451,625

Commercial Services - 0.14%
Aramak Services, Inc.
6.7394% due 02/01/2015 (b)		225,000	196,875
Aramark Corp.
5.00% due 06/01/2012		400,000	348,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Commercial Services (continued)
Mac-Gray Corp.
7.625% due 08/15/2015		$525,000	$498,750
Rental Service Corp.
9.50% due 12/01/2014		425,000	347,437
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	67,185

			1,458,247

Computers & Business Equipment - 0.12%
Cisco Systems, Inc.
5.25% due 02/22/2011		$220,000	231,162
Hewlett-Packard Company
4.50% due 03/01/2013		205,000	209,156
5.25% due 03/01/2012		250,000	263,867
Unisys Corp.
6.875% due 03/15/2010		225,000	213,750
8.00% due 10/15/2012		75,000	64,875
12.50% due 01/15/2016		225,000	224,438
Xerox Corp.
5.50% due 05/15/2012		40,000	41,000

			1,248,248

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	99,250

Containers & Glass - 0.47%
AEP Industries, Inc.
7.875% due 03/15/2013		400,000	360,000
Ball Corp.
6.625% due 03/15/2018		575,000	567,812
Berry Plastics Holding Corp.
8.8656% due 09/15/2014 (b)		150,000	118,500
8.875% due 09/15/2014		475,000	419,188
10.25% due 03/01/2016		250,000	197,500
BWAY Corp.
10.00% due 10/15/2010		500,000	485,000
Clondalkin Acquisition BV
6.9906% due 12/15/2013 (b)(g)		275,000	225,500
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		500,000	500,000
8.25% due 05/15/2013		275,000	284,625
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)		400,000	373,000
Sealed Air Corp.
5.375% due 04/15/2008 (g)		230,000	230,350
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	352,500
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		450,000	398,250
8.375% due 07/01/2012		400,000	376,000
Stone Container Finance
7.375% due 07/15/2014		125,000	111,250

			4,999,475

Crude Petroleum & Natural Gas - 0.85%
Amerada Hess Corp.
7.375% due 10/01/2009		75,000	80,329
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	24,375
7.25% due 05/20/2015		825,000	812,625

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
Atlantic Richfield Corp.
9.125% due 03/01/2011	$105,000	$122,369
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	210,000	199,891
Chesapeake Energy Corp.
6.50% due 08/15/2017	1,480,000	1,420,800
6.875% due 11/15/2020	475,000	457,187
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	558,000
Denbury Resources, Inc.
7.50% due 04/01/2013	300,000	303,000
7.50% due 12/15/2015	375,000	378,750
EnCana Corp.
4.60% due 08/15/2009	245,000	249,809
6.50% due 08/15/2034	255,000	260,485
Encore Acquisition Company
7.25% due 12/01/2017	525,000	500,062
Energy Partners, Ltd.
9.75% due 04/15/2014	250,000	209,375
Hess Corp.
6.65% due 08/15/2011	325,000	354,415
7.875% due 10/01/2029	298,000	353,725
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	650,000	612,625
OPTI Canada, Inc.
7.875% due 12/15/2014 (g)	515,000	500,837
8.25% due 12/15/2014 (g)	150,000	148,125
Petrobras International Finance Company
5.875% due 03/01/2018	260,000	256,815
PetroHawk Energy Corp.
9.125% due 07/15/2013	625,000	637,500
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	99,000	98,789
Southwestern Energy Company
7.50% due 02/01/2018 (g)	400,000	412,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	75,000	70,125

		9,022,013

Domestic Oil - 0.47%
ConocoPhillips Company
5.30% due 04/15/2012	275,000	291,196
5.90% due 10/15/2032	180,000	185,202
Devon Financing Corp., ULC
6.875% due 09/30/2011	625,000	687,677
7.875% due 09/30/2031	295,000	359,568
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	240,000	235,226
5.15% due 09/01/2014	395,000	397,236
EOG Resources, Inc.
5.875% due 09/15/2017	185,000	195,997
Forest Oil Corp.
7.25% due 06/15/2019 (g)	675,000	680,063
8.00% due 12/15/2011	400,000	416,000
Marathon Oil Corp.
6.00% due 10/01/2017	220,000	226,769
6.60% due 10/01/2037	80,000	80,410

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Range Resources Corp.
6.375% due 03/15/2015		$650,000	$638,625
7.50% due 05/15/2016		25,000	25,812
7.50% due 10/01/2017		450,000	463,500
Valero Energy Corp.
3.50% due 04/01/2009		100,000	100,137

			4,983,418

Drugs & Health Care - 0.03%
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	50,000	77,793
Wyeth
5.95% due 04/01/2037		$205,000	201,648

			279,441

Educational Services - 0.12%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		200,000	166,000
Education Management Corp.
10.25% due 06/01/2016		1,350,000	1,134,000

			1,300,000

Electrical Equipment - 0.04%
General Cable Corp.
7.1038% due 04/01/2015 (b)		200,000	172,000
7.125% due 04/01/2017		225,000	216,000

			388,000

Electrical Utilities - 1.33%
AES Corp.
8.875% due 02/15/2011		275,000	287,375
9.375% due 09/15/2010		100,000	105,500
Alabama Power Company
3.2825% due 08/25/2009 (b)		120,000	120,030
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		100,000	103,693
Appalachian Power Company
6.375% due 04/01/2036		170,000	167,026
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	282,532
Black Hills Corp.
6.50% due 05/15/2013		235,000	247,698
CenterPoint Energy Transition Bond Company,
LLC, Series A-2
4.97% due 08/01/2014		175,000	183,424
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		110,000	110,302
7.25% due 09/01/2010		205,000	220,427
CMS Energy Corp.
8.50% due 04/15/2011		50,000	53,799
Consumers Energy Company
5.80% due 09/15/2035		100,000	92,751
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	90,000	140,322
Edison SpA, EMTN
5.125% due 12/10/2010		45,000	69,771
El Paso Electric Company
6.00% due 05/15/2035		$245,000	226,190
Elia System Operator SA
4.75% due 05/13/2014	EUR	68,000	104,320

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Enbw International Finance BV, EMTN
5.875% due 02/28/2012	EUR	36,000	$57,604
Energy Future Holdings Corp.
10.875% due 11/01/2017 (g)		$1,350,000	1,330,560
11.25% due 11/01/2017 (g)		1,675,000	1,637,312
Entergy Louisiana LLC
5.83% due 11/01/2010		35,000	34,992
Florida Power Corp.
6.35% due 09/15/2037		220,000	234,371
Illinois Power Company
6.125% due 11/15/2017 (g)		120,000	124,379
Jersey Central Power & Light Company
5.65% due 06/01/2017		405,000	408,440
Midamerican Energy Holdings
6.125% due 04/01/2036		220,000	218,355
Mirant Americas Generation LLC
8.30% due 05/01/2011		425,000	427,656
Monongahela Power Company
5.70% due 03/15/2017 (g)		265,000	270,048
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	31,478
National Power Corp.
6.875% due 11/02/2016		$100,000	101,428
7.3425% due 08/23/2011 (b)(g)		200,000	214,000
Nevada Power Company
5.875% due 01/15/2015		45,000	45,362
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	240,039
Orion Power Holdings, Inc.
12.00% due 05/01/2010		525,000	569,625
Pacific Gas & Electric Company
3.60% due 03/01/2009		362,000	363,604
4.80% due 03/01/2014		235,000	237,680
6.05% due 03/01/2034		50,000	49,734
6.35% due 02/15/2038		110,000	113,127
Peco Energy Company
5.35% due 03/01/2018		100,000	102,567
PPL Capital Funding, Inc.
4.33% due 03/01/2009		85,000	85,347
Reliant Energy, Inc.
6.75% due 12/15/2014		600,000	610,500
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	39,000	89,791
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	135,865
8.625% due 03/15/2014		400,000	425,352
Southern California Edison Company
4.65% due 04/01/2015		275,000	272,217
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038		65,000	65,168
Southern Company, Series A
5.30% due 01/15/2012		95,000	99,644
Tampa Electric Company
6.15% due 05/15/2037		230,000	220,632
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)		820,000	838,311
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		400,000	390,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Tri-State Generation & Transmission Association
6.04% due 01/31/2018 (g)		$91,291	$93,776
Union Electric Company
5.40% due 02/01/2016		285,000	286,258
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	54,116
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	237,932
5.10% due 11/30/2012		210,000	219,017
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		300,000	296,263
West Penn Power Company
5.95% due 12/15/2017 (g)		220,000	228,908
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	177,932
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	32,561

			14,187,111

Electronics - 0.10%
Avnet, Inc.
5.875% due 03/15/2014		260,000	266,123
Celestica, Inc.
7.875% due 07/01/2011		425,000	415,437
Flextronics International, Ltd.
6.50% due 05/15/2013		200,000	191,500
Sanmina-SCI Corp.
7.7406% due 06/15/2010 (b)(g)		194,000	191,090

			1,064,150

Energy - 0.95%
Baker Hughes, Inc.
6.00% due 02/15/2009		280,000	286,001
Cimarex Energy Company
7.125% due 05/01/2017		100,000	98,000
Copano Energy LLC
8.125% due 03/01/2016		550,000	561,000
Duke Capital LLC, Series B
6.75% due 07/15/2018		90,000	96,040
Dynegy Holdings, Inc.
7.75% due 06/01/2019		1,725,000	1,604,250
Enbridge, Inc.
5.60% due 04/01/2017		205,000	204,990
Encore Acquisition Company
6.25% due 04/15/2014		275,000	255,750
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	502,644
6.30% due 09/15/2017		215,000	224,699
Ferrellgas Partners LP
8.75% due 06/15/2012		750,000	765,000
Florida Power & Light Company
6.20% due 06/01/2036		110,000	115,105
Mirant North America LLC
7.375% due 12/31/2013		375,000	376,406
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		50,000	51,151
Northwest Pipeline Corp.
5.95% due 04/15/2017		65,000	63,863
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	390,500

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
NRG Energy, Inc. (continued)
7.375% due 02/01/2016		$1,855,000	$1,787,756
Plains Exploration & Production Company
7.00% due 03/15/2017		650,000	624,000
Progress Energy, Inc.
5.625% due 01/15/2016		400,000	413,433
Reliant Energy, Inc.
7.625% due 12/31/2014		575,000	567,813
7.875% due 12/31/2017		275,000	270,531
Sempra Energy
7.95% due 03/01/2010		100,000	108,696
Valero Energy Corp.
6.125% due 06/15/2017		510,000	525,859
Venoco, Inc.
8.75% due 12/15/2011		100,000	94,000
XTO Energy, Inc.
6.75% due 08/01/2037		145,000	154,486

			10,141,973

Financial Services - 3.51%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)		200,000	181,049
AGY Holding Corp.
11.00% due 11/15/2014 (g)		250,000	231,250
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008	EUR	61,000	92,749
American Express Credit Corp., EMTN
3.625% due 10/13/2009		55,000	81,702
American General Finance Corp., MTNI
5.40% due 12/01/2015		$250,000	237,669
American Honda Finance Corp.
4.50% due 05/26/2009 (g)		365,000	370,956
Arch Western Finance LLC
6.75% due 07/01/2013		425,000	418,625
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	925,000	1,451,144
BAT International Finance PLC, EMTN
5.375% due 06/29/2017		80,000	117,447
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$170,000	166,022
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		355,000	392,892
Canada Housing Trust
4.80% due 06/15/2012	CAD	1,030,000	1,098,953
Capital One Capital IV
6.745% due 02/17/2037 (b)		$425,000	291,197
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	126,968
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		220,000	223,321
5.85% due 09/01/2017		165,000	176,833
Caterpillar Financial Services Corp., Series F
4.50% due 09/01/2008		140,000	140,836
CenterCredit International BV
8.625% due 01/30/2014		200,000	180,000
CIT Group, Inc.
7.625% due 11/30/2012		156,000	157,089
CIT Group, Inc., MTN
3.215% due 08/15/2008 (b)		115,000	112,871

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
CIT Group, Inc., MTNG
4.25% due 09/22/2011	EUR	50,000	$61,388
Citigroup, Inc.
3.625% due 02/09/2009		$130,000	130,060
3.875% due 05/21/2010	EUR	75,000	112,224
4.75% due 02/10/2019 (b)		50,000	69,234
5.00% due 09/15/2014		$175,000	169,547
5.50% due 08/27/2012		220,000	228,891
5.85% due 07/02/2013		545,000	574,931
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	60,000	80,773
Countrywide Financial Corp.
4.50% due 06/15/2010		$135,000	119,955
Countrywide Funding Corp., MTN
3.25% due 05/21/2008		310,000	301,618
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		540,000	486,094
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		300,000	310,890
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	178,284
ERP Operating LP
3.85% due 08/15/2026		15,000	14,177
Ford Motor Credit Company
5.80% due 01/12/2009		330,000	318,981
5.8275% due 01/15/2010 (b)		100,000	84,854
7.375% due 10/28/2009		460,000	436,201
8.7075% due 04/15/2012 (b)		1,725,000	1,651,439
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	60,055
Fund American Companies, Inc.
5.875% due 05/15/2013		205,000	213,154
GATX Financial Corp.
5.50% due 02/15/2012		275,000	287,987
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	160,000	233,537
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	285,240
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	135,000	180,270
6.125% due 02/22/2011		$220,000	235,606
General Electric Capital Corp., MTN
5.25% due 10/19/2012		960,000	1,003,416
5.625% due 09/15/2017		335,000	344,527
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		660,000	707,886
General Motors Acceptance Corp.
5.625% due 05/15/2009		744,000	694,149
6.875% due 08/28/2012		1,950,000	1,556,506
6.875% due 09/15/2011		300,000	244,778
7.25% due 03/02/2011		375,000	316,495
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	82,000	128,273
GMAC LLC, EMTN
5.75% due 09/27/2010		40,000	50,906
Goldman Sachs Group, Inc.
3.75% due 02/04/2013		75,000	105,765
6.345% due 02/15/2034		$239,000	211,841
6.60% due 01/15/2012		150,000	162,356

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
6.75% due 10/01/2037		$335,000	$312,764
6.875% due 01/15/2011		315,000	340,949
GTB Finance BV
8.50% due 01/29/2012		250,000	238,750
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	269,378
5.375% due 03/15/2017		255,000	245,444
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	715,750
8.875% due 04/01/2015		225,000	229,500
9.75% due 04/01/2017		100,000	99,250
HBOS PLC
5.92% due 09/29/2049 (b)(g)		400,000	340,664
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	150,777
HSBC USA, Inc.
4.625% due 04/01/2014		100,000	96,913
Icahn Enterprises LP / Icahn Enterprises Finance
Corp.
7.125% due 02/15/2013		150,000	142,500
8.125% due 06/01/2012		50,000	49,188
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	70,000	104,368
International Lease Finance Corp., MTN
5.30% due 05/01/2012		$375,000	379,270
5.45% due 03/24/2011		225,000	229,074
iPayment Investors LP
11.625% due 07/15/2014 (b)(g)		391,725	391,725
iPayment, Inc.
9.75% due 05/15/2014		400,000	358,000
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	179,914
6.25% due 01/15/2036		260,000	214,431
John Deere Capital Corp., MTN
4.95% due 12/17/2012		980,000	1,028,466
5.50% due 04/13/2017		130,000	135,877
JP Morgan Chase & Company
6.00% due 01/15/2018		525,000	544,740
6.25% due 01/15/2009		315,000	321,396
JP Morgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	59,002
4.375% due 11/12/2019 (b)		150,000	202,178
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$115,000	108,742
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		195,000	173,840
JSG Funding PLC
7.75% due 04/01/2015		325,000	292,500
KAR Holdings, Inc.
7.2394% due 05/01/2014 (b)(g)		250,000	208,750
10.00% due 05/01/2015 (g)		650,000	562,250
Lehman Brothers Holdings, Inc., EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	193,552
Lehman Brothers Holdings, Inc., MTN
6.75% due 12/28/2017		$65,000	65,299
Lehman Brothers Holdings, Inc., MTNG
3.95% due 11/10/2009		325,000	320,079

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Local TV Finance LLC
9.25% due 06/15/2015 (g)		$200,000	$163,000
Lukoil International Finance BV
6.656% due 06/07/2022		125,000	112,813
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)(g)		200,000	168,214
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	145,000	297,500
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$395,000	397,838
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	68,000	96,525
Merrill Lynch & Company, Inc., Series CPI
5.47% due 03/02/2009 (b)		$150,000	146,988
Metropolitan Life Global Funding
5.125% due 11/09/2011 (g)		435,000	451,274
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		200,000	175,268
Mizuho Capital Investment 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	70,010
6.686% due 12/31/2049 (b)(g)		$126,000	110,294
Morgan Stanley
4.00% due 01/15/2010		300,000	300,451
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	174,888
National Rural Utilities Cooperative Finance Corp.
4.375% due 10/01/2010		$100,000	102,775
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	78,999
Nell AF SARL
8.375% due 08/15/2015 (g)		$75,000	52,500
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		600,000	583,500
Nexstar Finance, Inc.
7.00% due 01/15/2014		275,000	249,562
Nisource Finance Corp.
3.6625% due 11/23/2009 (b)		140,000	135,116
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (g)		120,000	122,084
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)		425,000	386,219
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		700,000	441,000
PNC Funding Corp.
4.20% due 03/10/2008		250,000	250,019
RBS Global, Inc.
9.50% due 08/01/2014		1,025,000	922,500
11.75% due 08/01/2016		100,000	85,000
Red Arrow International Leasing PLC
8.375% due 06/30/2012	RUB	1,660,777	70,977
Repsol International Finance BV, EMTN
4.75% due 02/16/2017	EUR	70,000	97,635
RWE Finance BV, EMTN
5.375% due 04/18/2008		33,000	50,122
6.375% due 06/03/2013	GBP	150,000	306,746
SLM Corp., Series CPI
5.43% due 04/01/2009 (b)		$365,000	336,256

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Sovereign Capital Trust VI
7.908% due 06/13/2036		$245,000	$196,725
Stallion Oilfield Finance Service Corp.
9.75% due 02/01/2015 (g)		75,000	57,750
Sun Life Financial Global Funding LP
5.08% due 10/06/2013 (b)(g)		250,000	250,836
Teco Finance, Inc.
6.572% due 11/01/2017 (g)		37,000	36,723
7.00% due 05/01/2012 (g)		53,000	57,151
Torchmark Corp.
6.375% due 06/15/2016		230,000	245,103
Toyota Motor Credit Corp.
2.875% due 08/01/2008		235,000	234,246
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)(c)	EUR	140,000	194,924
UCI Holdco, Inc.
12.4906% due 12/15/2013		$366,754	324,577
USI Holdings Corp.
6.94% due 11/15/2014 (g)		250,000	195,312
Wells Fargo & Company
4.20% due 01/15/2010 (c)		205,000	208,518
4.875% due 01/12/2011 (c)		225,000	230,955
Wells Fargo Bank NA
4.75% due 02/09/2015 (c)		270,000	267,020

			37,343,054

Food & Beverages - 0.25%
B&G Foods, Inc.
8.00% due 10/01/2011		500,000	480,000
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	71,550
Del Monte Corp.
8.625% due 12/15/2012		$450,000	456,750
General Mills, Inc., MTN
6.378% due 10/15/2008		215,000	218,289
McCormick & Company, Inc.
5.80% due 07/15/2011		130,000	140,598
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		110,000	111,056
McDonald's Corp.
5.30% due 03/15/2017		205,000	210,320
Panamerican Beverages, Inc.
7.25% due 07/01/2009		35,000	36,604
PepsiAmericas, Inc.
4.875% due 01/15/2015		55,000	56,519
SABMiller PLC
6.20% due 07/01/2011 (g)		330,000	355,541
SYSCO Corp
5.25% due 02/12/2018		110,000	113,174
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	100,000	187,646
William Wrigley Jr. Company
4.65% due 07/15/2015		$60,000	60,172
YUM Brands, Inc.
7.65% due 05/15/2008		125,000	126,016

			2,624,235

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food-Retail - 0.01%
Kroger Company
6.15% due 01/15/2020	$130,000	$134,416

Forest Products - 0.04%
Verso Paper Holdings LLC and Verson Paper Inc,
Series B
6.9894% due 08/01/2014 (b)	425,000	361,250
Weyerhaeuser Company
7.375% due 03/15/2032	90,000	84,941

		446,191

Gas & Pipeline Utilities - 0.45%
Atmos Energy Corp.
4.00% due 10/15/2009	230,000	231,812
5.95% due 10/15/2034	40,000	35,791
Boardwalk Pipelines LLC
5.50% due 02/01/2017	90,000	89,495
Colorado Interstate Gas Company
5.95% due 03/15/2015	150,000	151,022
Duke Capital LLC
7.50% due 10/01/2009	130,000	136,336
Dynegy Holdings, Inc.
7.50% due 06/01/2015	575,000	538,344
El Paso Natural Gas Company
5.95% due 04/15/2017	99,000	99,130
Kinder Morgan Finance Company
5.70% due 01/05/2016	480,000	446,400
Kinder Morgan, Inc.
6.50% due 09/01/2012	170,000	171,700
National Gas Company
6.05% due 01/15/2036 (g)	105,000	99,317
National Gas Company of Trinidad & Tobago, Ltd.
6.05% due 01/15/2036	100,000	94,665
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	155,000	155,167
Piedmont Natural Gas Company
6.00% due 12/19/2033	15,000	14,414
Praxair, Inc.
5.20% due 03/15/2017	205,000	211,402
Sabine Pass LNG LP
7.50% due 11/30/2016	400,000	392,000
Southern California Gas Company
5.75% due 11/15/2035	230,000	224,349
Sunoco, Inc.
4.875% due 10/15/2014	30,000	29,473
5.75% due 01/15/2017	240,000	239,486
Williams Companies, Inc.
7.75% due 06/15/2031	550,000	593,313
8.125% due 03/15/2012	600,000	654,000
8.75% due 03/15/2032	25,000	29,438
Williams Companies, Inc., Series A
7.50% due 01/15/2031	125,000	132,500

		4,769,554

Healthcare Products - 0.16%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	675,000	685,125
Invacare Corp.
9.75% due 02/15/2015	225,000	227,250

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Healthcare Products (continued)
Medtronic, Inc., Series B
4.375% due 09/15/2010		$145,000	$150,129
4.75% due 09/15/2015		330,000	332,155
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)		200,000	188,000
8.50% due 06/01/2015		100,000	99,750

			1,682,409

Healthcare Services - 0.34%
Cardinal Health, Inc.
5.4988% due 10/02/2009 (g)		260,000	254,940
Centene Corp.
7.25% due 04/01/2014		225,000	218,250
CRC Health Corp.
10.75% due 02/01/2016		125,000	117,500
DaVita, Inc.
6.625% due 03/15/2013		525,000	514,500
7.25% due 03/15/2015		800,000	792,000
United Surgical Partners International, Inc.
9.25% due 05/01/2017		75,000	69,000
UnitedHealth Group, Inc.
5.375% due 03/15/2016		325,000	316,837
US Oncology, Inc.
9.00% due 08/15/2012		125,000	124,375
10.75% due 08/15/2014		175,000	172,813
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	549,125
WellPoint, Inc.
4.25% due 12/15/2009		40,000	40,399
5.00% due 01/15/2011		415,000	425,693

			3,595,432

Holdings Companies/Conglomerates - 0.11%
ERP Operating LP
5.25% due 09/15/2014		190,000	177,759
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	62,000	95,330
Visant Corp.
7.625% due 10/01/2012		$325,000	313,625
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		600,000	549,000

			1,135,714

Homebuilders - 0.14%
Centex Corp.
4.55% due 11/01/2010		150,000	129,750
5.45% due 08/15/2012		260,000	219,700
D.R. Horton, Inc.
4.875% due 01/15/2010		70,000	64,575
6.50% due 04/15/2016		250,000	220,000
Lennar Corp., Series B
5.60% due 05/31/2015		395,000	307,112
5.95% due 10/17/2011		25,000	20,813
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		60,000	57,834
NVR, Inc.
5.00% due 06/15/2010		115,000	114,924
Pulte Homes, Inc.
4.875% due 07/15/2009		70,000	66,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Homebuilders (continued)
Pulte Homes, Inc. (continued)
5.20% due 02/15/2015		$325,000	$279,500
Ryland Group, Inc.
5.375% due 01/15/2015		20,000	17,248

			1,497,956

Hotels & Restaurants - 0.22%
Gaylord Entertainment Company
6.75% due 11/15/2014		225,000	194,906
Harrah's Operating Company, Inc.
5.50% due 07/01/2010		1,325,900	1,170,107
O'Charleys, Inc.
9.00% due 11/01/2013		250,000	225,000
OSI Restaurant Partners, Inc.
10.00% due 06/15/2015 (g)		750,000	457,500
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		165,000	154,275
Restaurant Company
10.00% due 10/01/2013		275,000	170,500

			2,372,288

Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011		140,000	147,589

Household Products - 0.06%
Simmons Bedding Company
7.875% due 01/15/2014		225,000	181,125
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		550,000	459,250

			640,375

Industrial Machinery - 0.03%
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	367,500

Industrials - 0.03%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		150,000	151,523
WCA Waste Corp.
9.25% due 06/15/2014		200,000	199,000

			350,523

Insurance - 0.55%
ACE INA Holdings, Inc.
5.70% due 02/15/2017		240,000	240,527
5.875% due 06/15/2014		150,000	154,686
Alliant Holdings I, Inc.
11.00% due 05/01/2015 (g)		175,000	152,250
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	97,319
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	150,000	177,770
ASIF II, EMTN
5.625% due 02/01/2012	GBP	159,000	305,224
Genworth Financial, Inc.
5.75% due 06/15/2014		$349,000	347,997
6.15% due 11/15/2066 (b)		156,000	132,227
Highmark, Inc.
6.80% due 08/15/2013 (g)		225,000	256,595
HUB International Holdings, Inc.
9.00% due 12/15/2014 (g)		800,000	632,000

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
HUB International Holdings, Inc. (continued)
10.25% due 06/15/2015 (g)		$500,000	$370,000
Lincoln National Corp.
6.05% due 04/20/2067 (b)		145,000	130,120
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	59,752
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		100,000	136,178
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (g)		$135,000	115,446
New York Life Global Funding
4.625% due 08/16/2010 (g)		235,000	243,125
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	145,752
NLV Financial Corp.
7.50% due 08/15/2033 (g)		$285,000	305,383
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (g)		15,000	16,837
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	166,345
5.50% due 05/14/2009	EUR	39,000	59,285
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	164,322
Principal Life Global Funding I
5.25% due 01/15/2013 (g)		190,000	193,584
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	42,114
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	39,000	59,171
Prudential Funding LLC, MTN
6.60% due 05/15/2008 (g)		$150,000	150,705
RLI Corp.
5.95% due 01/15/2014		20,000	19,892
Security Benefit Life Insurance Company
7.45% due 10/01/2033 (g)		95,000	99,339
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		170,000	175,546
Travelers Property Casualty Corp.
3.75% due 03/15/2008		40,000	39,997

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	159,000	315,936
USI Holdings Corp.
9.75% due 05/15/2015 (g)		$225,000	175,781
Willis North America, Inc.
6.20% due 03/28/2017		195,000	193,261

			5,874,466

International Oil - 0.36%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		75,000	73,516
Gaz Capital for Gazprom
7.288% due 08/16/2037		840,000	784,328
8.625% due 04/28/2034		175,000	204,243
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	207,638
Newfield Exploration Company
6.625% due 09/01/2014		$35,000	34,300

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

International Oil (continued)
Pemex Project Funding Master Trust
5.75% due 03/01/2018		$240,000	$244,560
6.25% due 08/05/2013	EUR	150,000	234,008
6.2906% due 06/15/2010 (b)(g)		$395,000	397,567
Petroleos de Venezuela SA
5.25% due 04/12/2017		505,000	350,975
5.375% due 04/12/2027		1,000,000	593,750
PF Export Receivables Master Trust
6.436% due 06/01/2015 (g)		60,520	61,939
Transocean, Inc.
5.25% due 03/15/2013		210,000	219,975
XTO Energy, Inc.
5.65% due 04/01/2016		220,000	226,449
YPF SA, MTNC
10.00% due 11/02/2028		220,000	240,185

			3,873,433

Investment Companies - 0.06%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	66,000	102,904
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$290,000	256,498
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (g)		180,000	184,564
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	108,615

			652,581

Leisure Time - 0.56%
AMC Entertainment, Inc.
11.00% due 02/01/2016		$175,000	164,500
Chukchansi Economic Development Authority
8.2375% due 11/15/2012 (b)(g)		150,000	133,500
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)		300,000	216,000
International Speedway Corp.
4.20% due 04/15/2009		90,000	90,727
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)		175,000	175,219
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	45,493
MGM Mirage, Inc.
8.50% due 09/15/2010		$800,000	827,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		200,000	176,000
9.75% due 04/01/2010		125,000	121,250
Park Place Entertainment Corp.
7.875% due 03/15/2010		575,000	537,625
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012		400,000	380,000
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)		606,000	630,240
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	95,779
San Pasqual Casino Development Group
8.00% due 09/15/2013 (g)		25,000	23,000
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (g)		550,000	489,500
Speedway Motorsports, Inc.
6.75% due 06/01/2013		360,000	351,000

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II|

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Travelport LLC
9.7487% due 09/01/2014 (b)	$75,000	$60,000
11.875% due 09/01/2016	500,000	422,500
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,075,000	1,032,000

		5,971,333

Liquor - 0.00%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	40,000	41,408

Manufacturing - 0.29%
3M Company, MTN
5.125% due 11/06/2009	95,000	99,219
5.70% due 03/15/2037	225,000	228,529
Cooper US, Inc.
6.10% due 07/01/2017	205,000	214,925
General Dynamics Corp.
4.50% due 08/15/2010	310,000	321,340
Harland Clarke Holdings Corp.
7.815% due 05/15/2015 (b)	250,000	161,875
Honeywell International, Inc.
4.25% due 03/01/2013	260,000	264,081
5.30% due 03/01/2018	235,000	241,231
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011	267,000	200,250
Sally Holdings LLC
9.25% due 11/15/2014	425,000	411,188
10.50% due 11/15/2016	75,000	68,250
SPX Corp.
7.625% due 12/15/2014 (g)	375,000	386,250
Susser Holdings LLC
10.625% due 12/15/2013	142,000	145,195
Trinity Industries, Inc.
6.50% due 03/15/2014	350,000	339,500

		3,081,833

Medical-Hospitals - 0.60%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,175,000	2,134,219
HCA, Inc.
9.25% due 11/15/2016	2,250,000	2,306,250
9.625% due 11/15/2016	125,000	129,062
Health Management Associates, Inc.
3.70% due 08/16/2020	750,000	629,063
6.125% due 04/15/2016	1,200,000	1,002,000
United Surgical Partners International, Inc.
8.875% due 05/01/2017	200,000	188,000

		6,388,594

Metal & Metal Products - 0.13%
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021	100,000	103,750
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	675,000	560,250
Hawk Corp.
8.75% due 11/01/2014	331,000	335,965
PNA Group, Inc.
10.75% due 09/01/2016	475,000	418,000

		1,417,965

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Mining - 0.48%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	$525,000	$551,906
8.375% due 04/01/2017	3,155,000	3,344,300
Placer Dome, Inc.
6.45% due 10/15/2035	315,000	309,750
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	140,000	139,665
Vale Overseas, Ltd.
6.25% due 01/23/2017	475,000	478,497
6.875% due 11/21/2036	250,000	241,598

		5,065,716

Office Furnishings & Supplies - 0.05%
ACCO Brands Corp.
7.625% due 08/15/2015	200,000	174,000
Interface, Inc.
9.50% due 02/01/2014	25,000	25,750
10.375% due 02/01/2010	300,000	313,500

		513,250

Paper - 0.37%
Boise Cascade LLC
7.125% due 10/15/2014	485,000	455,900
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	79,673
8.625% due 08/15/2010	220,000	245,142
Domtar Corp.
5.375% due 12/01/2013	175,000	152,469
7.125% due 08/15/2015	450,000	423,000
9.50% due 08/01/2016	50,000	50,500
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)	475,000	445,313
7.125% due 01/15/2017 (g)	450,000	418,500
8.125% due 05/15/2011	300,000	297,000
Jefferson Smurfit Corp.
8.25% due 10/01/2012	200,000	186,500
NewPage Corp.
10.00% due 05/01/2012 (g)	250,000	250,625
10.00% due 05/01/2012	100,000	100,250
12.00% due 05/01/2013	600,000	591,000
Rock-Tenn Company
8.20% due 08/15/2011	125,000	127,500
9.25% due 03/15/2016 (g)	150,000	152,121

		3,975,493

Petroleum Services - 0.23%
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	100,000	100,500
7.75% due 05/15/2017	600,000	604,500
Complete Production Services, Inc.
8.00% due 12/15/2016	600,000	576,750
EnCana Corp.
5.90% due 12/01/2017	365,000	378,927
Halliburton Company
5.50% due 10/15/2010	375,000	397,441
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	225,000	225,562
Premcor Refining Group, Inc.
6.75% due 02/01/2011	120,000	131,233

		2,414,913

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Pharmaceuticals - 0.13%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	$99,137
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	197,829
Hospira, Inc.
4.95% due 06/15/2009		80,000	81,250
Johnson & Johnson
4.75% due 11/06/2019	EUR	50,000	76,631
Omnicare, Inc.
6.75% due 12/15/2013		$350,000	311,500
6.875% due 12/15/2015		375,000	327,188
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		310,000	315,737

			1,409,272

Pipelines - 0.01%
Buckeye Partners LP
6.05% due 01/15/2018		140,000	143,326

Publishing - 0.19%
Haights Cross Operating Company
11.75% due 08/15/2011		175,000	176,094
Idearc, Inc.
8.00% due 11/15/2016		1,025,000	604,750
Nielsen Finance LLC
10.00% due 08/01/2014		175,000	168,875
Sun Media Corp.
7.625% due 02/15/2013		325,000	312,000
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (b)(g)		500,000	361,250
Valassis Communications, Inc.
8.25% due 03/01/2015		475,000	401,375

			2,024,344

Railroads & Equipment - 0.18%
American Railcar Industries, Inc.
7.50% due 03/01/2014		600,000	549,000
Canadian National Railway Company
6.25% due 08/01/2034		174,000	172,190
Greenbrier Companies, Inc.
8.375% due 05/15/2015		400,000	381,500
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012		125,000	130,000
Norfolk Southern Corp.
5.59% due 05/17/2025		30,000	27,573
6.00% due 04/30/2008		240,000	240,807
7.25% due 02/15/2031		35,000	38,152
Union Pacific Corp.
3.875% due 02/15/2009		125,000	125,410
5.70% due 08/15/2018		205,000	207,904

			1,872,536

Real Estate - 0.36%
AMB Property LP, MTN
5.90% due 08/15/2013		45,000	45,500
AvalonBay Communities, Inc., REIT, MTN
4.95% due 03/15/2013		60,000	56,874
6.125% due 11/01/2012		185,000	185,845
6.625% due 09/15/2011		265,000	275,072

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
BF Saul, REIT
7.50% due 03/01/2014	$150,000	$138,000
Camden Property Trust, REIT
4.375% due 01/15/2010	90,000	87,787
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	30,000	29,444
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	138,317
Felcor Lodging LP, REIT
8.50% due 06/01/2011	250,000	250,625
Hospitality Properties Trust
5.625% due 03/15/2017	225,000	192,616
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	1,075,000	1,018,563
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	60,000	56,702
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	210,000	186,077
Regency Centers LP, REIT
5.875% due 06/15/2017	120,000	111,514
Simon Property Group LP, REIT
4.60% due 06/15/2010	235,000	236,614
5.75% due 12/01/2015	340,000	327,253
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	470,000	458,250
Vornado Realty LP, REIT
4.50% due 08/15/2009	35,000	34,304

		3,829,357

Retail - 0.26%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014	525,000	351,750
Costco Wholesale Corp.
5.30% due 03/15/2012	180,000	190,753
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	180,000	174,678
Ferrellgas Escrow LLC
6.75% due 05/01/2014	250,000	244,063
Home Depot, Inc.
3.75% due 09/15/2009	115,000	114,395
5.20% due 03/01/2011	155,000	156,834
5.40% due 03/01/2016	220,000	207,322
JC Penney Company, Inc.
7.375% due 08/15/2008	100,000	101,006
Leslie's Poolmart
7.75% due 02/01/2013	350,000	320,250
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (g)	450,000	360,000
Target Corp.
5.875% due 07/15/2016	405,000	422,132
7.50% due 08/15/2010	150,000	163,760

		2,806,943

Retail Grocery - 0.12%
Couche-Tard US LP
7.50% due 12/15/2013	650,000	646,750
Delhaize Group
6.50% due 06/15/2017	100,000	102,222
Safeway, Inc.
4.125% due 11/01/2008	65,000	65,168

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Retail Grocery (continued)
The Kroger Company
8.05% due 02/01/2010		$430,000	$465,026

			1,279,166

Retail Trade - 0.33%
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	70,624
FTD, Inc.
7.75% due 02/15/2014		250,000	225,000
GSC Holdings Corp.
8.00% due 10/01/2012		1,150,000	1,211,813
JC Penney Company, Inc.
9.00% due 08/01/2012		400,000	451,086
Neiman Marcus Group, Inc.
9.00% due 10/15/2015		500,000	497,500
Payless Shoesource, Inc.
8.25% due 08/01/2013		25,000	22,750
The Pantry, Inc.
7.75% due 02/15/2014		375,000	333,750
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	204,000	397,079
6.875% due 08/10/2009		$315,000	333,032

			3,542,634

Sanitary Services - 0.15%
Allied Waste North America, Inc.
6.875% due 06/01/2017		650,000	628,875
7.875% due 04/15/2013		225,000	229,781
Casella Waste Systems, Inc.
9.75% due 02/01/2013		750,000	742,500
Oakmont Asset Trust
4.514% due 12/22/2008 (g)		20,000	20,173
Waste Management, Inc.
7.375% due 05/15/2029		15,000	15,941

			1,637,270

Semiconductors - 0.33%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	395,625
Flextronics International, Ltd.
6.25% due 11/15/2014		250,000	231,875
Freescale Semiconductor, Inc.
8.8656% due 12/15/2014 (b)		425,000	302,813
8.875% due 12/15/2014		750,000	611,250
10.125% due 12/15/2016		300,000	213,000
National Semiconductor Corp.
6.15% due 06/15/2012		300,000	317,726
NXP BV / NXP Funding LLC
7.0075% due 10/15/2013 (b)		650,000	524,875
9.50% due 10/15/2015		200,000	165,876
Spansion LLC
11.25% due 01/15/2016 (g)		200,000	138,000
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		100,000	103,500
7.50% due 07/19/2010		500,000	525,000

			3,529,540

Software - 0.07%
Oracle Corp.
5.00% due 01/15/2011		480,000	497,228

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Software (continued)
Serena Software, Inc.
10.375% due 03/15/2016		$125,000	$118,750
SS&C Technologies, Inc.
11.75% due 12/01/2013		100,000	99,000

			714,978

Steel - 0.12%
Arcelor Finance SCA
4.625% due 11/07/2014	EUR	90,000	129,292
Evraz Group SA
8.25% due 11/10/2015		$100,000	98,800
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	157,500
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	128,588
Metals USA, Inc.
11.125% due 12/01/2015		100,000	98,750
Ryerson, Inc.
12.00% due 11/01/2015 (g)		325,000	305,500
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	136,850
Tube City IMS Corp.
9.75% due 02/01/2015		275,000	242,687

			1,297,967

Telecommunications Equipment &
Services - 1.21%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		425,000	412,250
Citizens Communications Company
6.625% due 03/15/2015		50,000	45,750
7.125% due 03/15/2019		1,250,000	1,137,500
9.00% due 08/15/2031		1,250,000	1,150,000
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		85,000	85,069
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		450,000	393,750
9.25% due 09/01/2012		125,000	124,688
9.25% due 09/01/2012		100,000	100,500
Digicel, Ltd.
9.25% due 09/01/2012 (g)		775,000	778,875
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	258,500
France Telecom SA
7.75% due 03/01/2011		570,000	624,737
GCI, Inc.
7.25% due 02/15/2014		425,000	351,687
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		225,000	225,000
iPCS, Inc.
5.3644% due 05/01/2013		450,000	360,000
6.4894% due 05/01/2014		400,000	324,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	79,605
6.00% due 03/15/2010		88,000	74,800
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	618,750
Nortel Networks, Ltd.
8.5075% due 07/15/2011 (b)		750,000	648,750
10.125% due 07/15/2013		75,000	69,750

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Orascom Telecom Finance SCA
7.875% due 02/08/2014		$110,000	$103,554
Paetec Holding Corp.
9.50% due 07/15/2015		550,000	510,125
PanAmSat Corp.
9.00% due 08/15/2014		600,000	600,000
SBC Communications, Inc.
5.625% due 06/15/2016		550,000	562,543
6.45% due 06/15/2034		405,000	406,944
Suncom Wireless, Inc.
8.50% due 06/01/2013		525,000	546,000
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		325,000	325,000
Verizon Communications, Inc.
4.35% due 02/15/2013		645,000	647,492
Verizon Global Funding Corp.
7.25% due 12/01/2010		110,000	119,951
7.75% due 12/01/2030		285,000	324,704
West Corp.
9.50% due 10/15/2014		425,000	371,875
Wind Acquisition Finance SA
10.75% due 12/01/2015 (g)		450,000	455,625

			12,837,774

Telephone - 1.06%
Alltel Corp.
7.00% due 07/01/2012		500,000	395,000
AT&T Corp.
7.3 due 11/15/2011 (b)		150,000	166,332
AT&T, Inc.
3.2775% due 11/14/2008 (b)		100,000	99,884
4.375% due 03/15/2013	EUR	100,000	147,507
4.95% due 01/15/2013		$175,000	180,227
5.30% due 11/15/2010		125,000	131,418
British Telecommunications PLC
5.15% due 01/15/2013		680,000	695,730
8.00% due 12/07/2016	GBP	150,000	323,970
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	149,198
France Telecom SA, EMTN
7.25% due 01/28/2013		105,000	175,799
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (g)		100,000	138,911
8.875% due 05/01/2016 (g)		$850,000	837,250
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		1,725,000	1,677,562
Qwest Corp.
6.50% due 06/01/2017		100,000	91,250
7.50% due 10/01/2014		175,000	173,250
7.875% due 09/01/2011		100,000	101,750
8.2406% due 06/15/2013 (b)		125,000	120,312
8.875% due 03/15/2012		150,000	156,562
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	116,352
Sprint Capital Corp.
6.90% due 05/01/2019		$510,000	374,850
7.625% due 01/30/2011		120,000	106,500
8.375% due 03/15/2012		150,000	132,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Sprint Nextel Corp
5.2425% due 06/28/2010 (b)		$105,000	$96,597
Telecom Italia Capital SA
4.00% due 01/15/2010		150,000	149,221
5.25% due 11/15/2013		445,000	440,827
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	135,000	213,841
7.25 due 04/20/2011		64,000	102,430
Telefonica Emisiones SAU
5.984% due 06/20/2011		$185,000	193,344
6.221% due 07/03/2017		275,000	285,632
6.421% due 06/20/2016		325,000	340,715
Telefonica Emisiones SAU, EMTN
4.674% due 02/07/2014	EUR	100,000	146,744
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$120,000	120,504
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		225,000	238,157
Windstream Corp.
8.125% due 08/01/2013		375,000	374,063
8.625% due 08/01/2016		1,660,000	1,689,050
Windstream Regatta Holdings, Inc.
11.00% due 12/01/2017 (g)		450,000	351,000

			11,233,739

Tires & Rubber - 0.01%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		125,000	93,750

Tobacco - 0.04%
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	50,000	70,075
6.875% due 06/13/2012	GBP	49,000	98,767
Reynolds American, Inc.
6.50% due 07/15/2010		$45,000	46,815
7.25% due 06/01/2013		175,000	186,188

			401,845

Toys, Amusements & Sporting Goods - 0.02%
Hasbro, Inc.
6.30% due 09/15/2017		180,000	186,780

Transportation - 0.30%
Bombardier, Inc.
6.30% due 05/01/2014 (g)		575,000	546,250
6.75% due 05/01/2012 (g)		325,000	321,750
7.45% due 05/01/2034 (g)		375,000	354,375
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	408,000
7.50% due 09/15/2017 (g)		250,000	250,625
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		268,000	274,128
6.15% due 05/01/2037		436,000	421,080
Canadian National Railway Company
6.375% due 11/15/2037		65,000	65,547
CHC Helicopter Corp.
7.375% due 05/01/2014		350,000	347,375
FedEx Corp.
5.50% due 08/15/2009		215,000	220,865

			3,209,995

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Trucking & Freight - 0.01%
Saint Acquisition Corp.
12.50% due 05/15/2017 (g)		$300,000	$133,500

Utility Service - 0.11%
Consumers Energy Company, Series F
4.00% due 05/15/2010		225,000	227,153
Consumers Energy Company, Series J
6.00% due 02/15/2014		160,000	167,049
Pacificorp
6.25% due 10/15/2037		85,000	88,269
Public Service Company of New Mexico
4.40% due 09/15/2008		210,000	209,296
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	342,293
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	75,939
4.875% due 05/28/2013		35,000	53,157
5.875% due 02/01/2012		30,000	47,409

			1,210,565

TOTAL CORPORATE BONDS (Cost $276,080,079)			$266,700,231

CONVERTIBLE BONDS - 0.02%

Automobiles - 0.02%
Ford Motor Company
4.25% due 12/15/2036		$191,000	184,554

TOTAL CONVERTIBLE BONDS (Cost $191,000)			$184,554

MUNICIPAL BONDS - 0.55%

California - 0.02%
State of California
5.25% due 04/01/2034		100,000	108,832
5.50% due 11/01/2033		100,000	102,232

			211,064

District of Columbia - 0.03%
District of Columbia
4.75% due 06/01/2031		325,000	291,629

Florida - 0.07%
Florida State Board of Education
5.00% due 07/01/2017		165,000	173,667
Florida State Turnpike Authority
4.75% due 07/01/2031		195,000	168,548
Orange County Florida Tourist Development
5.00% due 10/01/2018		330,000	344,804

			687,019
Georgia - 0.06%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017		220,000	236,960
5.50% due 11/01/2016		155,000	168,020
State of Georgia
5.00% due 07/01/2019		245,000	260,680

			665,660
Illinois - 0.05%
Illinois Finance Authority
4.00% due 11/01/2038		100,000	100,000

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

Illinois (continued)
Illinois Finance Authority (continued)
15.00% due 05/15/2018	$425,000	$425,000

		525,000

Indiana - 0.03%
Indiana Health & Educational Facilities Financing
Authority
3.75% due 02/15/2021	350,000	350,000

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	120,000	123,761

Maryland - 0.05%
County of Baltimore MD
5.00% due 02/01/2038	200,000	194,250
State of Maryland
5.00% due 08/01/2019	335,000	351,623

		545,873

Missouri - 0.04%
Missouri State Highways & Transit Commission
5.00% due 02/01/2018	425,000	451,949

New Jersey - 0.02%
New Jersey State Transportation Trust Fund
Authority
5.25% due 12/15/2021	160,000	164,746

New York - 0.03%
New York City Housing Development Corp.
6.42% due 11/01/2027	150,000	159,174
New York State Urban Development Corp.
5.50% due 03/15/2018	160,000	176,472

		335,646

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	64,684

Pennsylvania - 0.02%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	240,000	256,385

Texas - 0.08%
Harris County Health Facilities Development Corp.
3.80% due 07/01/2036	225,000	225,000
8.255% due 02/15/2047	650,000	650,000

		875,000

West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	330,000	324,307

TOTAL MUNICIPAL BONDS (Cost $5,944,092)		$5,872,723

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.26%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	350,000	323,313
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	640,000	627,505

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	$280,211	$272,076
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	755,610
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.0926% due 02/25/2034 (b)	230,452	230,299
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1979% due 05/25/2034 (b)	110,068	110,058
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7484% due 09/25/2034 (b)	233,552	237,148
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8704% due 10/25/2034 (b)	114,109	113,728
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0899% due 11/25/2035 (b)	436,597	439,941
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2551% due 11/25/2035 (b)	234,216	233,426
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	79,108	79,038
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	307,872
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	690,701	688,124
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	537,165
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	94,447	93,422
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	441,159
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	270,363	267,123
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	28,969	28,799
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.7108% due 09/11/2038 (b)	1,900,000	1,862,505
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	48,624
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	169,348	169,173
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	500,000	478,914

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	$600,639	$588,707
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	50,000	47,590
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	285,000	278,291
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	227,116	226,146
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	550,000	530,553
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	650,000	624,113
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4
5.8164% due 12/10/2049 (b)	925,000	894,686
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	131,965	131,069
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	242,290	238,607
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	282,048	279,338
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	540,777
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	593,033	604,200
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	1,952	1,951
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	273,183	276,518
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	217,886	16,976
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	64,059	5,309
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	129,893	3,934
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	22,319	22,299
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	255,000	259,234
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	872,170

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	$250,759	$262,248
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	120,565	121,539
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	248,603	250,310
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	400,000	411,916
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	106,000	109,351
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	477,387	499,203
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	227,053	237,235
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	167,688	172,092
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	328,861	338,104
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	991,641	1,037,407
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	173,934	182,568
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	301,083	301,918
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	377,962	382,151
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	700,000	726,435
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	60,294	60,081
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	9,690	7,836
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	275,027	275,810
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	179,831	187,652
Federal National Mortgage Association, Series
2003-32, ClassPG
5.00% due 10/25/2027	350,000	356,409
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	39,615	2,043

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	$400,000	$403,727
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	142,272	141,943
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	64,798	64,961
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	411,000	429,035
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	367,213	376,273
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	36,057	7,765
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	465,000	476,383
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	399,478	397,979
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	322,000	342,949
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	45,826	48,655
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	35,071	31,518
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	295,858	313,307
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	264,124	279,907
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	370,538	382,007
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	64,490
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	239,496	194,871
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	56,748
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	688,000	714,515
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	135,487
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	167,737	166,416

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	$1,680,000	$1,652,290
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	250,000	240,603
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	140,184
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	289,693	286,011
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	47,109
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	713,609	720,761
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	273,254	277,798
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	8,677	8,629
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	593,837
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	65,000	62,463
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	200,964	198,660
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	252,294	249,483
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
5.8189% due 06/15/2049 (b)	445,000	430,356
LB-UBS Commercial Mortgage Trust, Series
2007-C2, Class A3
5.43% due 02/15/2040	50,000	46,982
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	557,581	553,356
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,360,000	1,334,714
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	707,000	701,892
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	548,000	515,874
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	380,723	378,112
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	2,017,500	1,900,401

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.811% due 08/12/2041	$485,000	$478,613
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,095,000	1,028,243
Morgan Stanley Capital I, Series 2007-IQ14, Class
A4
5.692% due 04/15/2049 (b)	320,000	305,019
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.8816% due 06/11/2049 (b)	550,000	534,953
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	644,595	638,579
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.6504% due 06/13/2042 (b)	200,000	197,166
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6504% due 06/11/2042 (b)	600,000	574,650
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.28% due 01/11/2043 (b)	695,000	693,971
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	29,272	29,267
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	366,000	369,054
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	181,044	181,115
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	662,844	680,415
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5994% due 03/15/2025 (b)	12,131	13,531
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.7993% due 01/25/2034 (b)	561,496	553,778
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5422% due 03/25/2035 (b)	404,710	404,861
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9359% due 03/25/2035 (b)	243,868	243,479
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0229% due 09/25/2036 (b)	1,405,261	1,414,287
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
6.155% due 10/25/2036 (b)	921,651	930,218

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,481,213)		$45,349,448

ASSET BACKED SECURITIES - 2.45%
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	300,000	300,992
Volkswagen Auto Loan Enhanced Trust, Series
2005-1, Class A4
4.86% due 04/20/2012	630,000	640,291
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	425,000	435,793

The accompanying notes are an integral part of the financial statements. 244

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Citibank Credit Card Issuance Trust, Series
2006-A2, Class A2
4.85% due 02/10/2011	$600,000	$608,887
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,570,000	1,542,584
BA Credit Card Trust, Series 2006-A9, Class A9
3.1312% due 02/15/2013 (b)	1,075,000	1,054,936
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	57,304	56,932
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	346,864
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (g)	140,000	144,915
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010 (g)	275,000	280,101
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (g)	1,575,000	1,606,296
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
3.2313% due 03/20/2010 (b)(g)	325,000	322,176
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
5.3713% due 07/15/2016 (b)	40,000	33,828
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	325,000	320,043
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
3.4113% due 04/15/2013	125,000	110,926
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
4.0625% due 11/15/2012 (b)	1,100,000	1,100,376
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	260,000	264,425
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	23,524	20,865
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
3.875% due 10/25/2032 (b)	13,007	12,379
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	213,441	212,965
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,075,000	1,122,282
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	325,000	330,043
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	288,462
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	491,914

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	$700,000	$717,864
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	340,000	348,670
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014 (g)	337,000	341,417
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	29,319	29,233
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	35,911	35,855
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	450,000	459,626
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	229,118
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	515,000	529,588
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/17/2012	325,000	331,031
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	50,000	50,366
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	250,000	255,125
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (g)	240,000	248,086
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	140,000	142,007
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (g)	655,899	685,595
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (g)	21,683	22,559
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (g)	236,484	246,203
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
3.4113% due 10/15/2013 (b)	415,000	366,536
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,350,000	1,370,975
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 07/15/2010	500,000	501,042
Nissan Auto Receivables OwnerTrust, Series
2004-A, Class A4
2.76% due 07/15/2009	72,483	72,476
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (g)	350,000	361,293

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	$193,986	$191,433
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	532,427
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	480,189
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	74,563	75,906
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	281,000	310,839
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	334,000	355,328
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	27,148	25,323
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015	5,826	5,386
Susquehanna Auto Lease Trust,
Series 2006-1, Class A3
5.21% due 03/16/2009 (g)	159,828	160,552
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	236,981	237,402
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	500,000	491,672
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011	150,000	151,327
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013	775,000	809,042
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012	850,000	869,220
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012	375,000	380,109
Volkswagen Auto Loan Enhanced Trust, Series
2007-1, Class A3
5.20% due 01/20/2010	475,000	481,892
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011	420,000	429,765
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class A3A
5.29% due 04/20/2012	350,000	359,939
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	525,000	504,109
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013	225,000	227,161

TOTAL ASSET BACKED SECURITIES
(Cost $25,746,703)		$26,072,961

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.40%

Supranational - 0.40%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	$896,983
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	965,000	1,533,334
Inter-American Development Bank, Series MPLE
4.40% due 01/26/2026	CAD	750,000	730,790
International Bank for Reconstruction &
Development, MTNG
9.75% due 08/02/2010	ZAR	900,000	112,244
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	390,000	364,638
New South Wales Treasury Corp., Series 08RG
8.00% due 03/01/2008		470,000	437,828
Santa Fe de Bogota DC
9.75% due 07/26/2028	COP	240,000,000	114,213

			4,190,030

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,905,221)			$4,190,030

SHORT TERM INVESTMENTS - 5.40%
Egypt Treasury Bills, Series 364
zero coupon due 03/18/2008	EGP	1,000,000	$181,587
John Hancock Cash
Investment Trust, 3.5681% (c)(h)		$2,996,544	2,996,544
Malaysia Treasury Bills
zero coupon due 03/14/2008 to
07/04/2008	MYR	2,428,000	756,626
T. Rowe Price Reserve Investment
Fund (c)		$53,491,152	53,491,152

TOTAL SHORT TERM INVESTMENTS
(Cost $57,383,278)			$57,425,909

REPURCHASE AGREEMENTS - 1.96%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$20,862,085 on 03/03/2008,
collateralized by $15,475,000 U.S.
Treasury Bonds, 8.125% due
08/15/2019 (valued at
$21,278,125, including interest)		$20,858,000	$20,858,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,858,000)			$20,858,000

Total Investments (Spectrum Income Fund)
(Cost $1,068,715,083) - 101.37%			$1,078,416,861
Liabilities in Excess of Other Assets - (1.37)%			(14,542,044)

TOTAL NET ASSETS - 100.00%			$1,063,874,817

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 2.46%

Treasury Inflation Protected
Securities (d) - 2.24%
1.75% due 01/15/2028	$2,185,668	$2,191,303
2.00% due 01/15/2016 to 01/15/2026	5,291,300	5,523,944
2.375% due 01/15/2017 to 01/15/2027	447,863	499,752
2.50% due 07/15/2016	686,440	772,781
2.625% due 07/15/2017	162,149	185,002
3.375% due 04/15/2032	366,832	489,607
3.875% due 04/15/2029	1,047,689	1,438,035

		11,100,424

U.S. Treasury Bonds - 0.16%
6.125% due 08/15/2029 ****	350,000	433,727
7.125% due 02/15/2023	280,000	370,650

		804,377

U.S. Treasury Notes - 0.01%
4.50% due 05/15/2017	30,000	32,318
5.125% due 05/15/2016	4,000	4,505

		36,823

U.S. Treasury Strips - 0.05%
zero coupon due 05/15/2030	630,000	225,592

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,102,780)		$12,167,216

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.59%

Federal Home Loan Mortgage Corp. - 3.19%
5.00% due 12/01/2034	143,432	141,724
5.125% due 04/18/2011	280,000	299,682
5.50% due 11/01/2035 to 12/01/2037	15,233,217	15,330,185
8.00% due 05/01/2010	1,266	1,316
8.50% due 05/01/2008	11	12

		15,772,919

Federal National Mortgage
Association - 26.05%
4.50% TBA **	3,650,000	3,489,174
5.00% due 08/01/2034 to 02/01/2036	1,723,015	1,701,780
5.00% TBA **	61,600,000	60,608,380
5.50% due 04/01/2036 to 08/01/2037	8,468,263	8,506,991
5.50% TBA **	39,720,000	39,929,513
6.00% due 04/18/2036 to 10/01/2037	8,613,799	8,834,274
6.00% TBA **	300,000	309,844
6.50% due 10/01/2032 to 09/01/2037	4,949,269	5,136,030
6.639% due 11/01/2035	249,457	256,720
7.50% due 07/01/2030 to 02/01/2031	52,892	57,129
8.00% due 07/01/2027 to 08/01/2027	40,027	43,689
8.80% due 01/25/2019	25,649	28,360
10.40% due 04/25/2019	7,578	8,348

		128,910,232

Government National Mortgage
Association - 2.35%
5.00% due 06/15/2033 to 08/15/2035	2,696,696	2,706,550
5.00% TBA **	700,000	699,125
6.00% due 01/15/2037	7,922,233	8,203,661
7.50% due 04/15/2022 to 10/15/2027	12,992	14,035

		11,623,371

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $154,376,870)		$156,306,522

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.85%

Brazil - 1.69%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	633,000	$610,139
6.00% due 05/15/2017		694,000	661,834
10.00% due 07/01/2010		12,360,000	7,071,790
10.00% due 01/01/2010		1,000	578

			8,344,341
Indonesia - 0.34%
Republic of Indonesia
11.00% due 09/15/2025	IDR	14,993,000,000	1,664,984

Italy - 0.09%
Republic of Italy
5.804% due 10/25/2032		$440,000	475,941

Mexico - 0.29%
Government of Mexico
5.625% due 01/15/2017		684,000	712,386
6.75% due 09/27/2034		675,000	741,825

			1,454,211

Russia - 1.06%
Government of Russia
7.50% due 03/31/2030		4,578,750	5,233,054

Turkey - 1.38%
Republic of Turkey
10.00% due 02/15/2012	TRY	1,493,000	1,327,247
Republic of Turkey
6.875% due 03/17/2036		$4,575,000	4,220,437
16.00% due 03/07/2012	TRY	1,493,000	1,284,433

			6,832,117

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $22,294,908)			$24,004,648

CORPORATE BONDS - 49.78%

Aerospace - 0.11%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		$135,000	131,962
DRS Technologies, Inc.
6.875% due 11/01/2013		400,000	392,000
7.625% due 02/01/2018		25,000	25,000

			548,962
Air Travel - 0.50%
Continental Airlines, Inc.
6.541% due 09/15/2009		10,108	10,108
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		140,000	126,000
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)		2,360,000	2,360,000

			2,496,108
Aluminum - 0.37%
Novelis, Inc.
7.25% due 02/15/2015		2,035,000	1,831,500

Auto Parts - 0.52%
Keystone Automotive Operations
9.75% due 11/01/2013		170,000	103,700

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Auto Parts (continued)
Visteon Corp.
8.25% due 08/01/2010		$2,950,000	$2,455,875

			2,559,575

Auto Services - 0.71%
Hertz Corp.
8.875% due 01/01/2014		260,000	247,650
10.50% due 01/01/2016		1,710,000	1,624,500
Penhall International Corp.
12.00% due 08/01/2014 (g)		1,965,000	1,650,600

			3,522,750

Automobiles - 3.21%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		910,000	911,048
Ford Motor Company
6.625% due 10/01/2028		150,000	96,000
7.45% due 07/16/2031		5,985,000	4,084,763
8.875% due 01/15/2022		90,000	68,625
8.90% due 01/15/2032		100,000	76,000
General Motors Corp.
8.25% due 07/15/2023		580,000	438,625
8.375% due 07/15/2033		13,370,000	10,228,050

			15,903,111

Banking - 2.03%
Bank of America Corp.
5.42% due 03/15/2017		1,100,000	1,085,664
Glitnir Banki HF
6.33% due 07/28/2011 (g)		440,000	410,547
6.375% due 09/25/2012 (g)		580,000	558,217
6.693% due 06/15/2016 (b)(g)		620,000	571,960
7.451% due 09/14/2049 (b)(g)		100,000	88,039
HSBC Bank PLC
zero coupon due 11/01/2011 (b)	RUB	13,382,000	542,484
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011		$208,835	204,032
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)		27,312	26,684
7.00% due 11/01/2011 (b)(g)		26,285	25,680
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)		606,000	519,954
6.375% due 04/30/2022 (b)		340,000	294,668
Kaupthing Bank
7.125% due 05/19/2016 (g)		230,000	180,691
Kaupthing Bank HF
7.625% due 02/28/2015 (g)		1,280,000	1,071,949
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)		1,130,000	1,053,725
TuranAlem Finance BV
8.25% due 01/22/2037 (g)		1,490,000	1,244,150
8.25% due 01/22/2037		500,000	422,500
Wachovia Corp.
5.25% due 08/01/2014		1,740,000	1,743,483

			10,044,427

Broadcasting - 0.60%
CMP Susquehanna Corp.
9.875% due 05/15/2014		170,000	112,412

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
News America, Inc.
5.30% due 12/15/2014	$2,635,000	$2,667,184
6.65% due 11/15/2037 (g)	50,000	50,364
XM Satellite Radio, Inc.
7.7394% due 05/01/2013 (b)	110,000	94,050
9.75% due 05/01/2014	50,000	45,625

		2,969,635

Building Materials & Construction - 0.43%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	2,645,000	1,679,575
NTK Holdings, Inc.
10.75% due 03/01/2014	865,000	458,450

		2,138,025

Business Services - 0.61%
Affinion Group, Inc.
10.125% due 10/15/2013	425,000	416,500
11.50% due 10/15/2015	130,000	119,600
Allied Security Escrow Corp.
11.375% due 07/15/2011	225,000	197,437
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	110,000	89,100
Electronic Data Systems Corp.
7.125% due 10/15/2009	720,000	752,745
Sungard Data Systems, Inc.
9.125% due 08/15/2013	275,000	277,063
10.25% due 08/15/2015	730,000	726,350
US Investigations Services, Inc.
10.50% due 11/01/2015 (g)	510,000	423,300

		3,002,095

Cable & Television - 1.48%
AT&T Broadband Corp.
8.375% due 03/15/2013	785,000	881,410
Charter Communications Holdings I LLC
12.125% due 01/15/2015	110,000	56,100
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	2,362,000	1,641,590
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	240,000	219,600
10.25% due 10/01/2013	27,000	23,693
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,000,000	1,240,000
12.125 due 01/15/2012	50,000	28,500
Comcast Corp.
6.50% due 01/15/2015	460,000	479,821
6.50% due 01/15/2017	230,000	238,914
CSC Holdings, Inc.
6.75% due 04/15/2012	250,000	241,250
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	325,000	330,687
8.125% due 07/15/2009	25,000	25,437
Rogers Cable, Inc.
8.75% due 05/01/2032	350,000	425,034
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	496,189

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Time Warner, Inc.
7.625% due 04/15/2031	$955,000	$1,018,097

		7,346,322

Cellular Communications - 0.14%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	130,000	110,500
Rogers Wireless, Inc.
8.00% due 12/15/2012	20,000	21,010
Rural Cellular Corp.
8.1238% due 06/01/2013 (b)	130,000	131,300
9.875% due 02/01/2010	60,000	61,650
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	385,000	361,900

		686,360

Chemicals - 0.15%
Arco Chemical Company
9.80% due 02/01/2020	75,000	63,375
Georgia Gulf Corp.
9.50% due 10/15/2014	260,000	196,300
10.75% due 10/15/2016	270,000	175,500
Huntsman International LLC
7.875% due 11/15/2014	75,000	77,625
Methanex Corp.
8.75% due 08/15/2012	125,000	134,062
Montell Finance Company BV
8.10% due 03/15/2027 (g)	150,000	99,000

		745,862

Coal - 0.03%
International Coal Group, Inc.
10.25% due 07/15/2014	180,000	170,100

Commercial Services - 0.47%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	350,000	363,125
Rental Service Corp.
9.50% due 12/01/2014	2,385,000	1,949,738

		2,312,863

Computers & Business Equipment - 0.02%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	116,200

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014	30,000	29,775

Construction Materials - 0.03%
Nortek, Inc.
8.50% due 09/01/2014	165,000	127,875

Containers & Glass - 0.16%
Graham Packaging Company
8.50% due 10/15/2012	5,000	4,487
9.875% due 10/15/2014	220,000	187,550
Graphic Packaging International Corp.
9.50% due 08/15/2013	210,000	197,925
Owens-Illinois, Inc.
7.35% due 05/15/2008	325,000	325,000
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	95,000	88,588

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	$125,000	$937

		804,487

Crude Petroleum & Natural Gas - 0.90%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	730,000	814,793
Anadarko Petroleum Corp.
5.3906% due 09/15/2009 (b)	730,000	714,099
5.95% due 09/15/2016	50,000	51,824
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	85,950
6.50% due 08/15/2017	90,000	86,400
6.875% due 01/15/2016	450,000	443,250
7.00% due 08/15/2014	200,000	200,500
Conoco, Inc.
6.95% due 04/15/2029	1,020,000	1,171,194
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	77,000
OPTI Canada, Inc.
7.875% due 12/15/2014 (g)	220,000	213,950
8.25% due 12/15/2014 (g)	125,000	123,437
PetroHawk Energy Corp.
9.125% due 07/15/2013	120,000	122,400
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	239,375
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	105,000	98,175

		4,442,347

Domestic Oil - 0.14%
Exco Resources, Inc.
7.25% due 01/15/2011	335,000	322,438
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	373,125

		695,563

Drugs & Health Care - 0.22%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	1,091,045

Educational Services - 0.28%
Education Management Corp.
8.75% due 06/01/2014	525,000	462,000
10.25% due 06/01/2016	1,105,000	928,200

		1,390,200

Electrical Utilities - 3.90%
AES Corp.
7.75% due 03/01/2014	2,913,000	2,949,412
7.75% due 10/15/2015	270,000	274,050
8.00% due 10/15/2017	2,215,000	2,259,300
9.375% due 09/15/2010	1,100,000	1,160,500
9.50% due 06/01/2009	880,000	910,800
Dominion Resources, Inc.
5.70% due 09/17/2012	730,000	773,464
Edison Mission Energy
7.625% due 05/15/2027	130,000	122,525
7.75% due 06/15/2016	140,000	144,200
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	3,140,000	3,069,350

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Exelon Corp.
5.625% due 06/15/2035	$170,000	$151,867
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	455,331
7.375% due 11/15/2031	675,000	736,206
Midwest Generation LLC, Series B
8.56% due 01/02/2016	129,394	137,805
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	536,717	593,743
Orion Power Holdings, Inc.
12.00% due 05/01/2010	170,000	184,450
Pacific Gas & Electric Company
6.05% due 03/01/2034	490,000	487,390
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	783,093
TXU Corp., Series Q
6.50% due 11/15/2024	1,140,000	818,243
TXU Corp., Series R
6.55% due 11/15/2034	4,640,000	3,281,955

		19,293,684

Electronics - 0.13%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	563,750
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	74,437

		638,187

Energy - 0.82%
Duke Energy Company
4.20% due 10/01/2008	1,131,000	1,137,077
Dynegy Holdings, Inc.
7.75% due 06/01/2019	330,000	306,900
Mirant North America LLC
7.375% due 12/31/2013	300,000	301,125
NRG Energy, Inc.
7.25% due 02/01/2014	1,150,000	1,122,687
7.375% due 02/01/2016	910,000	877,013
VeraSun Energy Corp.
9.375% due 06/01/2017 (g)	120,000	88,800
9.875% due 12/15/2012	250,000	238,750

		4,072,352

Financial Services - 14.49%
Aiful Corp.
5.00% due 08/10/2010 (g)	440,000	419,575
American General Finance Corp.
6.90% due 12/15/2017	280,000	281,398
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	2,650,000	2,570,974
Citigroup, Inc.
5.00% due 09/15/2014	1,080,000	1,046,349
5.625% due 08/27/2012	1,090,000	1,128,797
5.875% due 05/29/2037	8,270,000	7,322,291
6.125% due 08/25/2036	50,000	45,311
6.875% due 03/05/2038	1,240,000	1,249,643
Countrywide Financial Corp.
6.25% due 05/15/2016	420,000	361,089
Credit Suisse USA, Inc.
5.50% due 08/16/2011	270,000	283,157

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012 (g)	$8,939,700	$8,319,285
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	980,000	1,016,577
Ford Motor Credit Company
7.00% due 10/01/2013	80,000	65,646
7.1255% due 01/13/2012 (b)	60,000	47,216
7.375% due 10/28/2009	70,000	66,378
7.80% due 06/01/2012	700,000	603,576
7.875% due 06/15/2010	1,875,000	1,727,957
8.00% due 12/15/2016	11,660,000	9,549,155
9.875% due 08/10/2011	725,000	671,114
10.2406% due 06/15/2011 (b)	836,000	722,484
General Motors Acceptance Corp.
5.125% due 05/09/2008	250,000	248,007
5.85% due 01/14/2009	350,000	337,795
8.00% due 11/01/2031	14,195,000	10,731,306
GMAC LLC
6.00% due 04/01/2011	1,945,000	1,569,059
Goldman Sachs Group LP
4.50% due 06/15/2010	580,000	595,072
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	470,000	479,400
9.75% due 04/01/2017	265,000	263,013
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,650,000	1,499,776
International Lease Finance Corp.
5.875% due 05/01/2013	815,000	847,270
J.P. Morgan Chase & Company
6.625% due 03/15/2012	970,000	1,049,582
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	775,000	775,550
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	290,000	292,812
6.75% due 12/28/2017	2,620,000	2,632,049
Leucadia National Corp.
8.125% due 09/15/2015	970,000	977,275
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	1,200,000	1,180,500
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,090,000	1,041,885
Morgan Stanley
4.4012% due 10/18/2016 (b)	250,000	220,512
4.75% due 04/01/2014	2,280,000	2,197,585
Nell AF SARL
8.375% due 08/15/2015 (g)	222,000	155,400
Residential Capital LLC
7.50% due 02/22/2011	720,000	383,400
8.375% due 06/30/2015	50,000	26,500
8.50% due 04/17/2013	2,410,000	1,301,400
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)(g)	440,000	409,710
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(g)	850,000	681,272
Sigma Finance Inc., MTN
8.00% due 06/22/2017 (b)(g)	1,320,000	976,800
TNK-BP Finance SA
6.625% due 03/20/2017	480,000	436,469
7.50% due 07/18/2016 (g)	1,330,000	1,275,204

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
TNK-BP Finance SA (continued)
7.875% due 03/13/2018 (g)	$340,000	$330,242
Wells Fargo Company
5.30% due 08/26/2011 (c)	1,250,000	1,311,416

		71,724,233

Food & Beverages - 0.26%
Dole Food Company, Inc.
7.25% due 06/15/2010	230,000	188,600
8.625% due 05/01/2009	1,200,000	1,056,000
Kroger Company
6.40% due 08/15/2017	40,000	42,471

		1,287,071

Food-Retail - 0.01%
Kroger Company
6.15% due 01/15/2020	60,000	62,038

Forest Products - 0.10%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	498,752

Funeral Services - 0.03%
Service Corp. International
7.50% due 04/01/2027	30,000	25,875
7.625% due 10/01/2018	65,000	67,113
7.875% due 02/01/2013	30,000	29,892

		122,880

Furniture & Fixtures - 0.14%
Norcraft Companies LP
9.00% due 11/01/2011	400,000	392,000
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	350,000	304,500

		696,500

Gas & Pipeline Utilities - 2.32%
El Paso Corp.
7.00% due 06/15/2017	1,330,000	1,372,805
7.375% due 12/15/2012	475,000	493,898
7.75% due 01/15/2032	5,510,000	5,685,477
7.80% due 08/01/2031	1,783,000	1,839,195
7.875% due 06/15/2012	500,000	525,394
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	543,517
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	139,322
6.30% due 02/01/2009	100,000	102,105
6.75% due 03/15/2011	100,000	106,625
7.125% due 03/15/2012	20,000	21,768
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	26,750
7.875% due 09/01/2021	275,000	299,750
8.75% due 03/15/2032	267,000	314,393

		11,470,999

Healthcare Products - 0.05%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	95,000	81,225
Leiner Health Products, Inc.
11.00% due 06/01/2012	500,000	100,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Products (continued)
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)	$50,000	$47,000
8.50% due 06/01/2015	40,000	39,900

		268,125

Healthcare Services - 0.28%
DaVita, Inc.
7.25% due 03/15/2015	420,000	415,800
U.S. Oncology Holdings, Inc., PIK, Series S/A
10.7593% due 03/15/2012	205,000	157,850
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	300,000	219,750
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	611,200

		1,404,600

Holdings Companies/Conglomerates - 0.10%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	558,000	460,350
Leucadia National Corp.
7.125% due 03/15/2017	10,000	9,625

		469,975

Hotels & Restaurants - 0.07%
Buffets, Inc.
12.50% due 11/01/2014	195,000	4,875
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	105,000	91,875
El Pollo Loco, Inc.
11.75% due 11/15/2013	95,000	88,350
Sbarro, Inc.
10.375% due 02/01/2015	170,000	139,400

		324,500

Industrial Machinery - 0.08%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	445,000	369,350

Insurance - 0.03%
American International Group, Inc., MTN
5.85% due 01/16/2018	160,000	159,630

International Oil - 2.24%
Corral Finans AB, PIK
5.7575% due 04/15/2010 (b)(g)	102,725	78,071
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,070,000	1,004,516
6.51% due 03/07/2022 (g)	480,000	437,424
8.625% due 04/28/2034	800,000	933,680
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	516,478
OAO Gazprom
9.625% due 03/01/2013	150,000	171,645
OAO Gazprom, Series A7
0.2544% due 10/29/2009	16,500,000	677,128
OAO Gazprom, Series A8
0.2713% due 10/27/2011	5,500,000	222,961
Pemex Project Funding Master Trust
6.625% due 06/15/2035	6,389,000	6,681,929
6.625% due 06/15/2035 (g)	140,000	146,419

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

International Oil (continued)
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	$110,000	$99,825
7.00% due 05/01/2017 (g)	130,000	116,675

		11,086,751

Leisure Time - 0.31%
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	330,000
Herbst Gaming, Inc.
8.125% due 06/01/2012	250,000	58,750
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	190,000	187,150
MGM Mirage, Inc.
6.625% due 07/15/2015	20,000	17,875
7.625% due 01/15/2017	350,000	329,875
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	150,000	126,375
7.125% due 08/15/2014	150,000	128,250
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	50,000	47,500
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	25,563
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	45,000	38,925
9.125% due 02/01/2015 (g)	45,000	40,050
Station Casinos, Inc.
7.75% due 08/15/2016	240,000	199,800

		1,530,113

Manufacturing - 1.07%
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	1,092,742
6.125% due 11/01/2008	950,000	960,982
6.125% due 01/15/2009	20,000	20,438
6.375% due 10/15/2011	180,000	189,469
6.75% due 02/15/2011	360,000	379,125
6.875% due 01/15/2029	2,760,000	2,649,216

		5,291,972

Medical-Hospitals - 1.24%
Community Health Systems, Inc.
8.875% due 07/15/2015	360,000	353,250
HCA, Inc.
6.375% due 01/15/2015	265,000	221,275
6.50% due 02/15/2016	313,000	264,485
7.50% due 12/15/2023	25,000	19,983
7.50% due 11/06/2033	30,000	23,400
9.125% due 11/15/2014	670,000	683,400
9.25% due 11/15/2016	1,140,000	1,168,500
9.625% due 11/15/2016	2,425,000	2,503,813
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	776,250
7.375% due 02/01/2013	125,000	108,437

		6,122,793

Mining - 0.97%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	1,600,000	1,696,000
Noranda Aluminium Holding Corp., PIK
10.4875% due 11/15/2014 (b)(g)	160,000	113,600

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Mining (continued)
Vale Overseas, Ltd.
6.875% due 11/21/2036	$3,117,000	$3,012,238

		4,821,838

Office Furnishings & Supplies - 0.05%
Interface, Inc.
9.50% due 02/01/2014	100,000	103,000
10.375% due 02/01/2010	150,000	156,750

		259,750

Paper - 0.67%
Abitibi-Consolidated, Inc.
7.40% due 04/01/2018	155,000	73,238
7.75% due 06/15/2011	50,000	27,500
8.375% due 04/01/2015	125,000	70,000
8.4906% due 06/15/2011 (b)	1,075,000	559,000
8.55% due 08/01/2010	50,000	27,937
Appleton Papers, Inc.
8.125% due 06/15/2011	15,000	14,550
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	305,000	289,750
Bowater Canada Finance Corp.
7.95% due 11/15/2011	350,000	229,250
NewPage Corp.
9.4894% due 05/01/2012 (b)	1,705,000	1,670,900
10.00% due 05/01/2012 (g)	150,000	150,375
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	179,000

		3,291,500

Petroleum Services - 0.36%
Belden & Blake Corp.
8.75% due 07/15/2012	725,000	725,000
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	50,250
Complete Production Services, Inc.
8.00% due 12/15/2016	235,000	225,894
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	210,000	206,205
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	150,000	150,375
Pride International, Inc.
7.375% due 07/15/2014	210,000	218,400
SemGroup LP
8.75% due 11/15/2015 (g)	200,000	186,000

		1,762,124

Photography - 1.77%
Eastman Kodak Company
3.375% due 10/15/2033	4,210,000	4,088,962
7.25% due 11/15/2013	4,790,000	4,658,275

		8,747,237

Plastics - 0.20%
Newpage Holding Corp.
11.8181% due 11/01/2013	1,200,000	1,002,000

Publishing - 0.47%
Dex Media West LLC
9.875% due 08/15/2013	75,000	63,000

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Publishing (continued)
Idearc, Inc.
8.00% due 11/15/2016	$1,235,000	$728,650
TL Acquisitions, Inc.
10.50% due 01/15/2015 (g)	1,740,000	1,548,600

		2,340,250

Railroads & Equipment - 0.22%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	130,000	135,200
Kansas City Southern de Mexico SA de CV
7.375% due 03/01/2014 (g)	850,000	789,438
7.625% due 12/01/2013	50,000	47,125
Kansas City Southern Railway Company
7.50% due 06/15/2009	120,000	121,200

		1,092,963

Real Estate - 0.24%
Ashton Woods USA
9.50% due 10/01/2015	75,000	38,250
Forest City Enterprises
7.625% due 06/01/2015	5,000	4,700
Realogy Corp.
10.50% due 04/15/2014	700,000	497,000
12.375% due 04/15/2015	900,000	477,000
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	35,000	34,125
6.75% due 04/01/2017	150,000	147,750

		1,198,825

Retail - 0.27%
Eye Care Centers of America
10.75% due 02/15/2015	35,000	36,838
Michaels Stores, Inc.
10.00% due 11/01/2014	800,000	699,000
11.375% due 11/01/2016	100,000	82,750
Suburban Propane Partners LP
6.875% due 12/15/2013	365,000	354,050
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	140,000	150,077

		1,322,715

Retail Trade - 0.88%
American Greetings Corp.
7.375% due 06/01/2016	15,000	14,813
CVS Corp.
9.35% due 01/10/2023 (g)	1,700,000	1,683,000
CVS Lease Pass Through
6.036% due 12/10/2028 (g)	457,736	441,514
Dollar General Corp., PIK
11.875% due 07/15/2017 (g)	350,000	290,500
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	1,940,000	1,932,725

		4,362,552

Sanitary Services - 0.16%
Waste Management, Inc.
6.375% due 11/15/2012	730,000	781,229

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Semiconductors - 0.03%
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	$120,000	$109,200
9.50% due 10/15/2015	35,000	29,028

		138,228

Steel - 0.68%
Metals USA, Inc.
11.125% due 12/01/2015	450,000	444,375
Ryerson, Inc.
12.00% due 11/01/2015 (g)	2,845,000	2,674,300
Steel Dynamics, Inc.
7.375% due 11/01/2012 (g)	110,000	111,375
Tube City IMS Corp.
9.75% due 02/01/2015	155,000	136,788

		3,366,838

Telecommunications Equipment &
Services - 0.49%
Citizens Communications Company
7.875% due 01/15/2027	200,000	178,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	430,000	440,270
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	110,000	84,700
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	170,000	170,000
11.25% due 06/15/2016	510,000	508,087
Level 3 Financing, Inc.
9.25% due 11/01/2014	460,000	372,600
PanAmSat Corp.
9.00% due 08/15/2014	15,000	15,000
Royal KPN NV
8.00% due 10/01/2010	580,000	631,835

		2,400,492

Telephone - 1.00%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	95,000	78,850
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	395,000	389,075
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	306,000	297,585
Qwest Corp.
8.2406% due 06/15/2013 (b)	90,000	86,625
Sprint Capital Corp.
8.375% due 03/15/2012	1,750,000	1,540,000
Telecom Italia Capital SA
5.25% due 10/01/2015	500,000	478,007
Verizon Florida, Inc., Series F
6.125% due 01/15/2013	295,000	311,852
Virgin Media, Inc.
9.125% due 08/15/2016	890,000	747,600
Virgin Media, Inc., Series S
8.75% due 04/15/2014	60,000	51,300
Windstream Corp.
8.125% due 08/01/2013	705,000	703,237
8.625% due 08/01/2016	255,000	259,463

		4,943,594

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Tobacco - 0.29%
Alliance One International, Inc.
8.50% due 05/15/2012	$50,000	$46,750
11.00% due 05/15/2012	390,000	395,850
Altria Group, Inc.
7.00% due 11/04/2013	870,000	1,010,331

		1,452,931

Transportation - 0.05%
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	250,000	252,812

Trucking & Freight - 0.06%
Saint Acquisition Corp.
10.815% due 05/15/2015 (b)(g)	180,000	77,400
12.50% due 05/15/2017 (g)	485,000	215,825

		293,225

Utility Service - 0.13%
Edison Mission Energy
7.00% due 05/15/2017	280,000	275,100
7.20% due 05/15/2019	370,000	362,600

		637,700

TOTAL CORPORATE BONDS (Cost $266,955,141)		$246,338,495

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.80%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	340,000	324,779
Bear Stearns Structured Products Inc., Series
2007-EMX1, Class A1
4.135% due 03/25/2037 (b)(g)	4,385,947	4,265,334
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	4,170,742	4,066,474
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.0208% due 09/27/2037 (b)(g)	4,689,219	4,560,266
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	315,630
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034 (g)	276,541	276,195
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
3.3138% due 07/20/2046 (b)	2,027,821	1,706,973
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
3.3138% due 07/20/2046 (b)	1,362,408	1,147,173
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7187% due 04/20/2036 (b)	128,506	120,975
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5544% due 02/15/2039 (b)	1,675,000	1,617,452
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017	10,502	2,539

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.53% IO due 05/17/2032 (b)	$13,069,705	$223,496
Freddie Mac, Series 3330, Class VA
5.00% due 06/15/2018	286,014	296,176
GMAC Mortgage Corp Loan Trust, Series
2004-AR1, Class 24A
5.0807% due 06/25/2034	831,396	769,141
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	425,137	444,863
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF
3.485% due 03/25/2035 (b)(g)	790,545	781,533
GSR Mortgage Loan Trust, Series 2004-7, Class
4A1
4.838% due 06/25/2034 (b)	750,081	731,160
GSRPM Mortgage Loan Trust, Series 2003-1,
Class A3
3.635% due 01/25/2032 (b)	99,133	94,389
Harborview Mortgage Loan Trust, Series 2007-7,
Class 2A1A
4.135% due 08/19/2037 (b)	3,980,573	3,534,035
Impac CMB Trust, Series 2003-4, Class 1A1
3.775% due 10/25/2033 (b)	72,605	65,986
IndyMac Index Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
3.435% due 08/25/2035 (b)	1,338,790	1,209,737
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
3.335% due 06/25/2047 (b)	3,642,396	3,094,169
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	2,370,000	2,323,678
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9676% due 08/25/2035 (b)	103,509	103,903
Luminent Mortgage Trust, Series 2006-4, Class A1A
3.325% due 05/25/2046 (b)	1,720,764	1,467,413
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
3.335% due 05/25/2047 (b)	4,138,496	3,540,999
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8486% due 01/25/2036 (b)	145,696	145,813
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
3.345% due 04/25/2046 (b)	2,610,463	2,241,320
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,210,571	1,189,365
Merit Securities Corp., Series 11PA, Class B2
4.7438% due 09/28/2032 (b)(g)	443,444	410,261
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6584% due 05/12/2039 (b)	970,000	948,236
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3479% due 10/25/2034 (b)	674,039	668,845

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
3.325% due 09/25/2046 (b)	$1,641,686	$1,421,298
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 (g)	2,025,140	2,015,330
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.4718% due 08/25/2035 (b)	155,705	151,780
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
3.325% due 07/25/2036 (b)	1,897,312	1,607,300
Thornburg Mortgage Securities Trust, Series
2006-1, Class A3
3.305% due 01/25/2036 (b)	1,113,368	1,091,065
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
3.24% due 06/25/2036 (b)	2,315,847	2,272,663
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
3.245% due 06/25/2036 (b)	2,439,107	2,409,971
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2315% due 09/25/2037 (b)	1,808,933	1,821,680
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2199% due 09/25/2037 (b)	1,671,450	1,682,622
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
3.405% due 12/25/2045 (b)	1,343,899	1,222,703

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,220,143)		$58,384,720

ASSET BACKED SECURITIES - 7.37%
ACE Securities Corp., Series 2006-GP1, Class A
3.265% due 02/25/2031 (b)	1,461,005	1,345,015
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
4.335% due 08/25/2032 (b)	67,696	37,899
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
5.9713% due 04/15/2033 (b)	56,772	50,823
Bear Stearns Asset Backed Securities Inc., Series
2003-ABF1, Class A
3.505% due 01/25/2034 (b)	52,756	47,384
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,067,452	2,739,139
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,025,075	2,797,251
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE6, Class 1A1
4.385% due 08/25/2037 (b)	2,104,891	2,082,526
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
4.6262% due 06/25/2034 (b)	204,116	152,058
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2A1
4.135% due 05/25/2037 (b)(g)	2,190,092	2,160,320

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2C
4.385% due 05/25/2037 (b)(g)	$2,300,000	$1,929,845
EMC Mortgage Loan Trust, Series 2003-B, Class A1
3.685% due 11/25/2041 (b)(g)	262,950	253,859
GSAMP Trust, Series 2006-S4, Class A1
3.225% due 05/25/2036 (b)	694,992	576,626
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
3.264% due 06/25/2036 (b)	1,572,431	773,612
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
3.195% due 08/25/2036 (b)	470,887	467,675
MBNA Master Credit Card Trust, Series 1998-E,
Class A
4.4025% due 09/15/2010 (b)	2,400,000	2,403,846
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
4.635% due 10/25/2037 (b)	4,416,304	4,375,591
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	571,182	610,882
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
3.285% due 03/25/2036 (b)	1,028,504	804,182
RAAC Series, Series 2006-RP2, Class A
3.385% due 02/25/2037 (b)(g)	1,410,736	1,272,430
Residential Asset Mortgage Products Inc., Series
2003-RS4, Class AIIB
3.795% due 05/25/2033 (b)	48,075	37,005
Residential Funding Mortgage Securities II Inc,
Series 2006-HI1, Class A1
3.245% due 02/25/2036 (b)	138,019	136,172
SACO I Trust, Inc., Series 2006-5, Class 1A
3.285% due 04/25/2036 (b)	2,070,213	1,186,268
SACO I Trust, Inc., Series 2006-5, Class 2A3
3.315% due 05/25/2036 (b)	1,490,000	769,610
SACO I Trust, Inc., Series 2006-6, Class A
3.265% due 06/25/2036 (b)	1,456,617	564,737
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (g)	23,428	2
Securitized Asset Backed Receivables LLC, Series
2007-BR2, Class A2
3.365% due 02/25/2037 (b)	4,049,525	3,297,232
SLM Student Loan Trust, Series 2006-5, Class A2
3.3212% due 07/25/2017 (b)	1,575,458	1,575,430
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
3.245% due 02/25/2036 (b)(g)	1,562,993	552,048
Structured Asset Securities Corp., Series
2007-TC1, Class A
3.435% due 04/25/2031 (b)(g)	3,948,949	3,439,290

TOTAL ASSET BACKED SECURITIES
(Cost $43,839,612)		$36,438,757

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.20%

Venezuela - 0.20%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	$916,000	$994,541

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $984,820)		$994,541

COMMON STOCKS - 0.00%

Household Products - 0.00%
Home Interiors *	674,617	6,746

TOTAL COMMON STOCKS (Cost $183,738)		$6,746

PREFERRED STOCKS - 1.28%

Automobiles - 0.30%
General Motors Corp., Series C	76,275	1,475,158

Financial Services - 0.98%
Federal Home Loan Mortgage Corp., Series V	121,625	2,405,743
Federal Home Loan Mortgage Corp., Series Z	56,575	1,456,806
Federal National Mortgage Association	39,250	1,004,800

		4,867,349

TOTAL PREFERRED STOCKS (Cost $6,376,778)		$6,342,507

TERM LOANS - 2.55%

Auto Services - 0.38%
Hertz Corp.
6.75% due 12/21/2012 (b)	2,000,000	1,867,500

Business Services - 0.23%
First Data Corp.
7.98% due 10/15/2014 (b)	1,256,850	1,151,444

Commercial Services - 0.27%
Aramark TL Strip
7.475% due 01/31/2014 (b)	1,500,000	1,329,375

Electrical Utilities - 0.53%
Calpine Corp.
8.60% due 03/29/2009 (b)	3,000,000	2,632,845

Medical-Hospitals - 0.38%
Community Health Systems, Inc., Tranche B
7.51% due 07/02/2014 (b)	2,050,000	1,882,751

Paper - 0.42%
Georgia Pacific
6.75% due 12/23/2013 (b)	2,160,401	2,062,103

Semiconductors - 0.34%
Freescale Semiconductor
7.37% due 12/01/2013 (b)	2,000,000	1,710,450

TOTAL TERM LOANS (Cost $12,225,287)		$12,636,468

OPTIONS - 0.00%

Call Options - 0.00%
U.S. Treasury Notes 10 Year Futures
Expiration 05/23/2008 at $145.00	35,000	547

Put Options - 0.00%
Eurodollar Futures
Expiration 03/17/2008 at $93.875	115,000	287
Expiration 06/16/2008 at $94.125	615,000	1,538

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)

Put Options (continued)
Eurodollar Futures (continued)
Expiration 03/17/2008 at $94.625		842,500	$2,106
Expiration 06/16/2008 at $94.75		435,000	1,088
Expiration 03/17/2008 at $95.375		632,500	1,581

			6,600

TOTAL OPTIONS (Cost $12,300)			$7,147

REPURCHASE AGREEMENTS - 1.13%
Merrill Lynch Tri-Party Repurchase
Agreement dated 02/29/2008 at
3.00% to be repurchased at
$5,601,400 on 03/03/2008,
collateralized by $16,678,000
Resolution Funding Corp., 8.875%
due 04/15/2030 (valued at
$5,712,000, including interest)		$5,600,000	$5,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,600,000)			$5,600,000

SHORT TERM INVESTMENTS - 4.00%
Bank Negara Malaysia Monetary Notes, Series 1907
zero coupon due 03/13/2008 to
05/08/2008	MYR	1,423,000	$443,324
Bank Negara Malaysia Monetary Notes, Series 4007
zero coupon due 04/10/2008		4,691,000	1,462,942
Bank Negara Malaysia Monetary Notes, Series 4207
zero coupon due 04/22/2008		464,000	144,552
Egypt Treasury Bills, Series 364
zero coupon due 03/25/2008 to
11/25/2008	EGP	28,375,000	4,945,560
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 to
04/07/2008 ****		$12,820,000	12,796,270

TOTAL SHORT TERM INVESTMENTS
(Cost $19,670,245)			$19,792,648

Total Investments (Strategic Bond Fund)
(Cost $605,842,622) - 117.01%			$579,020,415
Liabilities in Excess of Other Assets - (17.01)%			(84,184,308)

TOTAL NET ASSETS - 100.00%			$494,836,107

Strategic Income Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 2.95%

U.S. Treasury Bonds - 0.79%
8.125% due 08/15/2019		$930,000	$1,294,735
9.25% due 02/15/2016		1,635,000	2,311,099

			3,605,834

U.S. Treasury Notes - 2.16%
4.25% due 11/15/2013		2,630,000	2,847,180
4.75% due 05/15/2014		3,445,000	3,821,528

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes (continued)
4.875% due 08/15/2016		$2,875,000	$3,186,308

			9,855,016

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,139,334)			$13,460,850

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.99%

Federal National Mortgage
Association - 12.99%
5.00% due 01/01/2023		9,315,243	9,423,399
5.375% due 06/12/2017		7,265,000	7,904,763
5.491% due 03/01/2037		1,569,991	1,583,572
5.50% due 10/01/2036 to 09/01/2037		14,787,708	14,879,792
6.00% due 08/01/2022 to 10/01/2037		17,817,939	18,292,660
6.50% due 11/01/2036 to 08/01/2037		6,940,146	7,196,212

			59,280,398

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $57,616,755)			$59,280,398

FOREIGN GOVERNMENT OBLIGATIONS - 18.12%

Austria - 0.19%
Republic of Austria
6.00% due 09/26/2008	NZD	1,120,000	881,303

Canada - 6.63%
Government of Canada
6.00% due 06/01/2011	CAD	9,720,000	10,772,535
Province of Ontario
4.40% due 03/08/2016		4,325,000	4,490,793
4.50% due 03/08/2015		3,085,000	3,240,371
6.25% due 06/16/2015	NZD	2,215,000	1,623,600
6.375% due 10/12/2010		5,010,000	3,842,458
Province of Quebec
5.25% due 10/01/2013	CAD	5,775,000	6,267,921

			30,237,678

Colombia - 0.92%
Republic of Colombia
10.00% due 01/23/2012		$110,000	129,800
10.75% due 01/15/2013		3,290,000	4,066,440

			4,196,240

France - 1.91%
Government of France
4.75% due 10/25/2012	EUR	5,445,000	8,718,501

Germany - 1.06%
Federal Republic of Germany
5.00% due 07/04/2012		3,005,000	4,855,611

Ireland - 2.61%
Republic of Ireland
4.50% due 10/18/2018		7,615,000	11,907,543

Mexico - 0.92%
Government of Mexico
5.625% due 01/15/2017		$520,000	541,580
5.875% due 01/15/2014		550,000	588,225
6.375% due 01/16/2013		490,000	532,630
8.00% due 12/17/2015	MXN	20,740,000	1,996,578
8.125% due 12/30/2019		$360,000	450,900

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico (continued)
Government of Mexico, Series XW (continued)
10.375% due 02/17/2009		$80,000	$85,320

			4,195,233

Spain - 3.88%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,035,000	7,888,189
5.00% due 07/30/2012		2,470,000	3,974,486
5.35% due 10/31/2011		3,620,000	5,851,059

			17,713,734

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $72,996,769)			$82,705,843

CORPORATE BONDS - 37.83%

Advertising - 0.05%
Vertis, Inc.
9.75% due 04/01/2009		$300,000	246,000

Air Travel - 0.64%
Delta Air Lines, Inc.
6.821% due 08/10/2022 (g)		1,585,728	1,490,584
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		1,505,000	1,429,750

			2,920,334

Amusement & Theme Parks - 0.32%
HRP Myrtle Beach Operations LLC
9.8944% due 04/01/2012 (b)(g)		1,685,000	1,465,950

Apparel & Textiles - 0.36%
Hanesbrands, Inc., Series B
8.2037% due 12/15/2014 (b)		1,885,000	1,658,800

Auto Parts - 0.19%
Tenneco Automotive, Inc.
8.625% due 11/15/2014		870,000	852,600

Automobiles - 1.02%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	3,145,000	4,666,837

Banking - 0.57%
Banco Macro SA
8.50% due 02/01/2017		$1,265,000	1,138,500
BanColombia SA
6.875% due 05/25/2017		635,000	612,775
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009	NZD	1,115,000	865,999

			2,617,274

Broadcasting - 0.92%
Allbritton Communications Company
7.75% due 12/15/2012		$2,395,000	2,383,025
Radio One, Inc.
6.375% due 02/15/2013		225,000	157,500
8.875% due 07/01/2011		200,000	159,000
Salem Communications Corp.
7.75% due 12/15/2010		100,000	98,500
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		950,000	783,750

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
XM Satellite Radio, Inc.
9.75% due 05/01/2014		$685,000	$625,062

			4,206,837

Business Services - 0.69%
Allied Security Escrow Corp.
11.375% due 07/15/2011		200,000	175,500
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)		2,865,000	2,642,962
Vangent, Inc.
9.625% due 02/15/2015		455,000	341,819

			3,160,281

Cable & Television - 0.89%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		1,775,000	1,624,125
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	59,250
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	109,375
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	586,499
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$699,000	712,980
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,405,000	969,450

			4,061,679

Cellular Communications - 0.87%
Centennial Communications Corp.
10.00% due 01/01/2013		1,995,000	1,925,175
Rural Cellular Corp.
8.1238% due 06/01/2013 (b)		840,000	848,400
8.9894% due 11/01/2012 (b)		1,175,000	1,186,750

			3,960,325

Chemicals - 0.32%
American Pacific Corp.
9.00% due 02/01/2015		1,395,000	1,353,150
Nova Chemicals Corp.
6.50% due 01/15/2012		125,000	117,187

			1,470,337

Coal - 0.04%
Massey Energy Company
6.625% due 11/15/2010		200,000	199,000

Commercial Services - 0.19%
Aramak Services, Inc.
6.7394% due 02/01/2015 (b)		975,000	853,125

Containers & Glass - 2.39%
BWAY Corp.
10.00% due 10/15/2010		1,995,000	1,935,150
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	965,000
9.50% due 08/15/2013		2,255,000	2,125,337
OI European Group BV
6.875% due 03/31/2017 (g)	EUR	410,000	575,759
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,450,000	1,500,750

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		$760,000	$672,600
8.375% due 07/01/2012		2,760,000	2,594,400
US Corrugated, Inc.
10.00% due 06/12/2013		715,000	536,250

			10,905,246

Crude Petroleum & Natural Gas - 0.13%
Denbury Resources, Inc.
7.50% due 12/15/2015		600,000	606,000

Diversified Financial Services - 0.64%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	3,745,000	2,899,969

Electrical Utilities - 0.78%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (g)		$1,085,000	941,237
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		2,690,000	2,622,750

			3,563,987

Financial Services - 9.93%
Canada Housing Trust
4.55% due 12/15/2012 (g)	CAD	3,745,000	3,987,443
4.80% due 06/15/2012		7,325,000	7,815,368
Capital One Capital IV
6.745% due 02/17/2037 (b)		$425,000	291,197
CIT Group, Inc.
5.00% due 02/13/2014		615,000	526,750
Ford Motor Credit Company
7.80% due 06/01/2012		495,000	426,815
Ford Motor Credit Company LLC
9.75% due 09/15/2010		1,710,000	1,608,053
Independencia International, Ltd.
9.875% due 01/31/2017 (g)		1,820,000	1,706,250
ISA Capital do Brasil SA
8.80% due 01/30/2017 (g)		470,000	493,500
Local TV Finance LLC
9.25% due 06/15/2015 (g)		240,000	195,600
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	24,950,000	23,054,230
Nexstar Finance, Inc.
7.00% due 01/15/2014		$930,000	843,975
Orascom Telecom Finance
7.875% due 02/08/2014 (g)		425,000	396,823
TAM Capital, Inc.
7.375% due 04/25/2017		1,385,000	1,184,175
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD	2,300,000	1,788,705
Ucar Finance, Inc.
10.25% due 02/15/2012		$136,000	140,420
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR	565,000	880,477

			45,339,781

Food & Beverages - 0.62%
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (g)		$2,000,000	1,840,000

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Sadia Overseas, Ltd.
6.875% due 05/24/2017 (g)	$1,005,000	$1,005,000

		2,845,000

Gas & Pipeline Utilities - 1.04%
Atlas Pipeline Partners LP
8.125% due 12/15/2015	200,000	197,000
KN Capital Trust I, Series B
8.56% due 04/15/2027	320,000	318,000
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	2,150,000	2,144,625
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)	935,000	977,647
Southern Union Company
7.20% due 11/01/2066 (b)	705,000	645,803
Williams Partners Finance Corp.
7.25% due 02/01/2017	460,000	463,450

		4,746,525

Healthcare Products - 0.35%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	450,000	456,750
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014	1,150,000	1,158,625

		1,615,375

Healthcare Services - 0.13%
Healthsouth Corp.
10.8287% due 06/15/2014 (b)	595,000	578,638

Hotels & Restaurants - 1.77%
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	3,690,000	3,228,750
Dave & Buster's, Inc.
11.25% due 03/15/2014	2,565,000	2,334,150
Landry's Restaurants, Inc.
9.50% due 12/15/2014	2,620,000	2,528,300

		8,091,200

Industrial Machinery - 0.39%
Manitowoc, Inc.
7.125% due 11/01/2013	1,810,000	1,760,225

Insurance - 0.25%
Sul America Participacoes SA
8.625% due 02/15/2012 (g)	256,750	265,095
Symetra Financial Corp.
8.30% due 10/15/2067 (b)(g)	905,000	865,786

		1,130,881

Leisure Time - 6.39%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,725,000	1,453,312
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	234,000	213,525
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)	610,000	561,200
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	1,000,000	910,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	865,000	622,800

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (g)	$1,000,000	$945,000
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	1,955,000	1,847,475
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	685,000	616,500
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	810,000	552,825
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,425,000	2,012,750
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	1,000,000	1,001,250
Majestic Star Casino LLC
9.50% due 10/15/2010	1,430,000	1,258,400
Marquee Holdings, Inc.
9.505 due 08/15/2014	895,000	653,350
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	820,000	729,800
MGM Mirage, Inc.
6.75% due 09/01/2012	475,000	446,500
7.625% due 01/15/2017	1,500,000	1,413,750
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	315,000	311,850
7.125% due 08/15/2014	2,325,000	1,987,875
8.00% due 04/01/2012	1,785,000	1,731,450
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,320,000
9.75% due 04/01/2010	1,485,000	1,440,450
Penn National Gaming, Inc.
6.875% due 12/01/2011	100,000	95,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015 (g)	575,000	442,750
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	466,000	484,640
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (g)	1,020,000	907,800
Station Casinos, Inc.
6.50% due 02/01/2014	400,000	267,000
6.625% due 03/15/2018	325,000	199,063
6.875% due 03/01/2016	175,000	110,250
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,785,000	1,722,525
9.125% due 12/15/2010 (g)	1,300,000	1,280,500
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,674,000	1,627,965

		29,167,555

Manufacturing - 0.27%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,295,000	1,217,300

Medical-Hospitals - 0.48%
Community Health Systems, Inc.
8.875% due 07/15/2015	450,000	441,563
HCA, Inc.
9.125% due 11/15/2014	460,000	469,200
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,325,000	1,275,312

		2,186,075

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Metal & Metal Products - 0.58%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012 (g)	$590,000	$513,300
CII Carbon LLC
11.125% due 11/15/2015 (g)	1,500,000	1,305,000
PNA Group, Inc.
10.75% due 09/01/2016	920,000	809,600

		2,627,900

Mining - 0.55%
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	2,730,000	2,497,950

Paper - 0.41%
NewPage Corp.
10.00% due 05/01/2012 (g)	960,000	962,400
Pope & Talbot, Inc.
8.375% due 06/01/2013	1,500,000	195,000
Verso Paper, Inc., Series B
9.125% due 08/01/2014	750,000	706,875

		1,864,275

Petroleum Services - 0.32%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	790,000	691,250
McMoRan Exploration Company
11.875% due 11/15/2014	735,000	749,700

		1,440,950

Publishing - 0.28%
Idearc, Inc.
8.00% due 11/15/2016	2,155,000	1,271,450

Railroads & Equipment - 0.09%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	402,600

Steel - 0.30%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,395,000	1,370,587

Telecommunications Equipment &
Services - 1.24%
Axtel SAB de CV
7.625% due 02/01/2017 (g)	2,275,000	2,309,125
Citizens Communications Company
7.125% due 03/15/2019	710,000	646,100
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	1,250,000	1,093,750
West Corp.
11.00% due 10/15/2016	1,900,000	1,591,250

		5,640,225

Telephone - 0.42%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,000,000	1,920,000

Tobacco - 0.57%
Alliance One International, Inc.
11.00% due 05/15/2012	2,580,000	2,618,700

Transportation - 0.44%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,125,000	1,082,813

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Transportation (continued)
PHI, Inc.
7.125% due 04/15/2013	$1,000,000	$920,000

		2,002,813

TOTAL CORPORATE BONDS (Cost $178,449,200)		$172,650,586

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.84%
Luminent Mortgage Trust, Series 2006-1, Class X
3.5016% IO due 04/25/2036	10,323,169	412,445
American Home Mortgage Assets, Series 2006-6,
Class XP
3.6849% IO due 12/25/2046	20,629,956	967,029
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.1794% IO due 05/25/2047	15,260,434	915,626
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	2,980,000	2,841,729
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	3,405,000	3,284,605
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
3.2847% IO due 11/20/2035	12,809,645	448,338
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.9346% IO due 08/25/2046 (b)	8,746,078	330,711
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
1.9455% IO due 07/25/2046 (b)	16,453,226	637,563
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	10,648,863	415,971
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036 (g)	840,000	833,802
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	985,000	967,003
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,050,000	4,104,326
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	4,850,000	4,936,993
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	5,055,000	5,097,874
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,065,000	2,091,673
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	5,700,000	5,749,477
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	565,000	550,141
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.2981% due 05/10/2040 (b)	6,165,000	6,069,054

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9114% due 07/10/2038 (b)		$3,310,000	$3,283,912
GS Mortgage Securities Corp., Series 2006-NIM3,
Class N2
8.112% due 06/25/2046 (g)		243,738	241,605
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.0822% IO due 09/19/2035 (b)		12,815,638	420,513
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047		32,196,393	241,473
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047		32,327,083	282,862
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (g)		22,538,853	169,041
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (g)		255,025	253,431
Harborview NIM Corp., Series 2007-4A, Class N1
6.895% due 07/19/2037 (g)		185,957	185,608
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
3.3907% IO due 10/25/2036		35,936,244	999,477
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 2X
3.0716% IO due 10/25/2036 (b)		76,315,694	1,907,892
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)		525,000	516,510
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)		360,000	316,519
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
0.5539% IO due 07/25/2047		40,694,123	534,110
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
0.8469% IO due 06/25/2017		70,123,815	876,548
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.941% IO due 04/25/2047		30,956,302	522,388
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0229% due 09/25/2036 (b)		2,620,812	2,637,646

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $54,336,659)			$54,043,895

ASSET BACKED SECURITIES - 0.26%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)		1,475,000	1,188,120

TOTAL ASSET BACKED SECURITIES
(Cost $1,474,990)			$1,188,120

SUPRANATIONAL OBLIGATIONS - 5.04%

Supranational - 5.04%
European Investment Bank
6.75% due 11/17/2008	NZD	2,160,000	1,704,662

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)

Supranational (continued)
European Investment Bank, EMTN
4.375% due 03/06/2009	GBP	1,120,000	$2,223,048
6.08% due 04/21/2008	NZD	1,715,000	1,366,139
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	1,680,000	3,360,064
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	9,930,000	7,777,642
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	4,075,000	4,232,328
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	2,515,000	2,351,448

			23,015,331

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $21,404,332)			$23,015,331

COMMON STOCKS - 1.53%

Air Travel - 0.12%
Northwest Airlines Corp. *		41,673	559,669

Mining - 1.38%
Newmont Mining Corp.		71,260	3,646,374
Silver Standard Resources, Inc. * (a)		71,334	2,647,918

			6,294,292

Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd. *		5,767	141,522

TOTAL COMMON STOCKS (Cost $6,232,169)			$6,995,483

TERM LOANS - 0.50%

Financial Services - 0.09%
Local TV Finance LLC
7.31% due 05/07/2013 (b)		$477,600	413,124

Healthcare Products - 0.13%
Bausch & Lomb, Inc.
7.904% due 04/11/2015 (b)	EUR	410,000	585,095

Leisure Time - 0.28%
Great Canadian Gaming Corp.
6.39% due 02/07/2014 (b)		$1,336,500	1,269,675

TOTAL TERM LOANS (Cost $2,397,780)			$2,267,894

WARRANTS - 0.04%

Gold - 0.04%
New Gold, Inc.
(Expiration Date: 06/28/2017, Strike
Price: CAD 15.00) *		97,000	172,466

TOTAL WARRANTS (Cost $190,632)			$172,466

OPTIONS - 0.28%

Call Options - 0.28%
Comcast, Corp.
Expiration 01/16/2010 at $25.00 *		26,000,000	572,000
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 07/11/2008 at $1.10 *		21,227,000	82,637

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Call Options (continued)
Over The Counter Purchase Call on the USD vs.
CAD (continued)
Expiration 01/25/2010 at $1.30 *	10,613,000	$67,329
Expiration 01/22/2010 at $1.30 *	10,613,000	67,000
Expiration 02/26/2010 at $1.30 *	53,500,000	358,664
Over The Counter Purchase Call on the USD vs.
EUR
Expiration 02/26/2009 at $1.20 *	2,120,000	120,437

		1,268,067

TOTAL OPTIONS (Cost $1,699,255)		$1,268,067

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$109,021 on 03/03/2008,
collateralized by $105,000 Federal
National Mortgage Association,
5.25% due 07/18/2011 (valued at
$112,875, including interest)	$109,000	$109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $109,000)		$109,000

SHORT TERM INVESTMENTS - 8.44%
Federal Home Loan Bank Discount Notes
zero coupon due 03/03/2008	$36,100,000	$36,096,049
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	2,403,120	2,403,120

TOTAL SHORT TERM INVESTMENTS
(Cost $38,499,169)		$38,499,169

Total Investments (Strategic Income Fund)
(Cost $447,546,044) - 99.85%		$455,657,102
Other Assets in Excess of Liabilities - 0.15%		695,403

TOTAL NET ASSETS - 100.00%		$456,352,505

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 24.45%

U.S. Treasury Bonds - 5.63%
5.00% due 05/15/2037	$780,000	$855,014
5.25% due 02/15/2029	515,000	574,667
6.75% due 08/15/2026	400,000	522,188
7.875% due 02/15/2021	900,000	1,246,360

		3,198,229

U.S. Treasury Notes - 18.82%
2.875% due 01/31/2013	225,000	228,955
3.125% due 04/15/2009	2,500,000	2,543,750
3.50% due 02/15/2018	2,709,000	2,702,228
4.50% due 04/30/2012	2,240,000	2,435,651
4.625% due 07/31/2009	60,000	62,569

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes (continued)
4.75% due 11/15/2008	$2,650,000	$2,705,276

		10,678,429

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,175,439)		$13,876,658

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.19%

Federal Home Loan Bank - 2.88%
3.875% due 01/15/2010 to 06/14/2013	900,000	922,377
5.80% due 09/02/2008	700,000	711,146

		1,633,523
Federal Home Loan Mortgage Corp. - 3.76%
4.25% due 07/15/2009	800,000	821,177
5.75% due 04/15/2008	700,000	702,526
6.00% due 06/15/2011	400,000	438,242
6.25% due 07/15/2032	150,000	176,232

		2,138,177
Federal National Mortgage
Association - 39.55%
4.00% due 07/01/2018 to 06/01/2019	316,689	309,567
4.375% due 10/15/2015	300,000	307,908
4.50% due 04/01/2018 to 06/01/2019	1,027,828	1,034,037
5.00% due 05/01/2019 to 07/01/2035	5,120,282	5,092,516
5.50% due 09/01/2017 to 10/01/2035	7,648,371	7,759,980
5.698% due 04/01/2037	2,522,641	2,615,664
6.00% due 08/01/2034 to 06/01/2036	2,485,459	2,544,297
6.125% due 03/15/2012	500,000	556,701
6.375% due 06/15/2009	1,000,000	1,051,416
6.50% due 07/01/2031 to 06/01/2036	621,780	646,717
7.125% due 06/15/2010	300,000	330,798
7.25% due 05/15/2030	150,000	194,933

		22,444,534

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,606,303)		$26,216,234

FOREIGN GOVERNMENT OBLIGATIONS - 0.93%

Canada - 0.63%
Government of Canada
5.25% due 11/05/2008	150,000	152,824
5.75% due 02/15/2009	200,000	205,797

		358,621
Mexico - 0.30%
Government of Mexico
9.875% due 02/01/2010	150,000	167,625

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $526,065)		$526,246

CORPORATE BONDS - 24.32%

Aerospace - 0.31%
Northrop Grumman Corp.
7.75% due 03/01/2016	150,000	176,677

Agriculture - 0.29%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	150,000	162,821

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Automobiles - 0.37%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	$200,000	$209,897

Banking - 2.85%
BAC Capital Trust XI
6.625% due 05/23/2036	150,000	144,685
Bank of America Corp.
5.375% due 09/11/2012	95,000	99,712
5.42% due 03/15/2017	200,000	197,393
Bank One Corp.
7.875% due 08/01/2010	250,000	275,915
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	150,582
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	308,054
US Bank NA, BKNT
6.375% due 08/01/2011	200,000	216,964
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	30,000	23,625
Wachovia Corp.
5.625% due 12/15/2008	200,000	202,306

		1,619,236

Broadcasting - 0.11%
News America, Inc.
6.65% due 11/15/2037 (g)	60,000	60,436

Building Materials & Construction - 0.20%
CRH America, Inc.
6.00% due 09/30/2016	120,000	115,641

Cable & Television - 0.91%
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	202,147
Time Warner, Inc.
7.25% due 10/15/2017	200,000	214,120
Viacom, Inc.
6.875% due 04/30/2036	105,000	100,395

		516,662

Computers & Business Equipment - 0.64%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	157,610
International Business Machines Corp.
4.25% due 09/15/2009	200,000	204,554

		362,164

Domestic Oil - 0.39%
Devon Financing Corp., ULC
6.875% due 09/30/2011	200,000	220,057

Drugs & Health Care - 0.31%
Covidien International Finance SA
6.00% due 10/15/2017 (g)	170,000	177,818

Electrical Utilities - 1.36%
Constellation Energy Group
7.60% due 04/01/2032	115,000	116,765
Enel Finance International SA
6.25% due 09/15/2017 (g)	144,000	151,052
Exelon Corp.
6.75% due 05/01/2011	140,000	147,718

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
FirstEnergy Corp.
7.375% due 11/15/2031	$250,000	$272,669
Indiana Michigan Power Company
6.05% due 03/15/2037	90,000	84,618

		772,822

Electronics - 0.14%
Tyco Electronics Group SA
6.00% due 10/01/2012 (g)	75,000	79,149

Financial Services - 6.09%
American Express Bank FSB, BKNT
6.00% due 09/13/2017	250,000	253,026
American Express Company
4.875% due 07/15/2013	250,000	254,232
Ameriprise Financial, Inc.
5.65% due 11/15/2015	110,000	109,716
Capital One Financial Corp., MTN
5.70% due 09/15/2011	250,000	246,400
CIT Group, Inc.
4.00% due 05/08/2008	150,000	149,626
Citigroup, Inc.
5.00% due 09/15/2014	500,000	484,421
General Electric Capital Corp.
6.125% due 02/22/2011	150,000	160,641
Household Finance Corp.
6.375% due 11/27/2012	100,000	106,196
HSBC Finance Corp.
8.00% due 07/15/2010	150,000	162,867
International Lease Finance Corp., MTN
5.45% due 03/24/2011	200,000	203,621
Lehman Brothers Holdings, Inc.
5.75% due 01/03/2017	60,000	56,393
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	200,000	208,509
Morgan Stanley
6.75% due 04/15/2011	250,000	267,500
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	259,212
Wells Fargo Bank NA
6.45% due 02/01/2011 (c)	500,000	535,165

		3,457,525

Food & Beverages - 1.11%
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	252,841
Kroger Company
6.40% due 08/15/2017	70,000	74,325
Tesco PLC
6.15% due 11/15/2037 (g)	82,000	80,122
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	220,353

		627,641

Gas & Pipeline Utilities - 0.73%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	150,000	156,710
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)	70,000	72,607

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	$200,000	$186,953

		416,270

Healthcare Services - 0.20%
UnitedHealth Group, Inc.
6.625% due 11/15/2037	60,000	56,980
WellPoint, Inc.
6.375% due 06/15/2037	60,000	56,411

		113,391

Holdings Companies/Conglomerates - 0.46%
General Electric Company
5.00% due 02/01/2013	250,000	260,325

Hotels & Restaurants - 0.11%
Yum! Brands, Inc.
6.25% due 03/15/2018	60,000	61,208

Insurance - 1.37%
Allstate Corp.
7.20% due 12/01/2009	400,000	424,722
Hartford Financial Services Group, Inc.
5.50% due 10/15/2016	70,000	68,725
Lincoln National Corp.
6.30% due 10/09/2037	85,000	79,098
7.00% due 05/17/2066 (b)	30,000	29,036
MetLife, Inc.
5.70% due 06/15/2035	200,000	175,778

		777,359

International Oil - 0.56%
Husky Energy, Inc.
6.20% due 09/15/2017	140,000	145,819
Pemex Project Funding Master Trust
7.375% due 12/15/2014	150,000	171,548

		317,367

Leisure Time - 0.47%
Walt Disney Company, MTN
5.625% due 09/15/2016	250,000	264,568

Manufacturing - 0.38%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	217,331

Petroleum Services - 0.39%
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	218,990

Pharmaceuticals - 0.13%
AstraZeneca PLC
5.90% due 09/15/2017	70,000	75,222

Real Estate - 0.54%
Realty Income Corp.
5.95% due 09/15/2016	135,000	128,668
Simon Property Group LP, REIT
5.875% due 03/01/2017	86,000	81,934
Vornado Realty LP
5.60% due 02/15/2011	100,000	97,862

		308,464

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail - 1.23%
Federated Department Stores, Inc.
6.625% due 04/01/2011	$100,000	$103,246
Safeway, Inc.
6.35% due 08/15/2017	180,000	190,738
Target Corp.
7.50% due 08/15/2010	100,000	109,173
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	291,635

		694,792

Telecommunications Equipment &
Services - 1.39%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	250,000	305,116
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	204,561
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	281,165

		790,842

Telephone - 1.28%
AT&T, Inc.
6.30% due 01/15/2038	70,000	68,965
BellSouth Corp.
4.20% due 09/15/2009	200,000	202,537
British Telecommunications PLC
5.95% due 01/15/2018	60,000	61,160
9.125% due 12/15/2030	250,000	325,200
Verizon Communications, Inc.
6.40% due 02/15/2038	70,000	69,987

		727,849

TOTAL CORPORATE BONDS (Cost $13,766,752)		$13,802,524

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.22%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	700,000	689,242

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $727,617)		$689,242

REPURCHASE AGREEMENTS - 1.81%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% To be repurchased at
$1,026,200 on 03/03/2008,
collateralized by 830,000 Federal
Home Loan Mortgage Corp.,
6.75% due 03/15/2021 (valued at
$1,049,950, including interest)	$1,026,000	$1,026,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,026,000)		$1,026,000

Total Investments (Total Bond Market Fund)
(Cost $54,828,176) - 98.92%		$56,136,904
Other Assets in Excess of Liabilities - 1.08%		615,000

TOTAL NET ASSETS - 100.00%		$56,751,904

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.00%

Treasury Inflation Protected
Securities (d) - 0.00%
2.00% due 01/15/2026		$54	$56

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55)			$56

U.S. GOVERNMENT AGENCY OBLIGATIONS - 75.47%

Federal Home Loan Mortgage Corp. - 10.63%
5.50% due 09/01/2037		7,828,174	7,877,053
5.50% TBA **		70,500,000	70,764,375
6.00% due 08/01/2026 to 12/01/2037		98,876,218	101,190,126
6.00% TBA **		20,500,000	20,935,625

			200,767,179

Federal National Mortgage
Association - 64.25%
4.434% due 01/01/2035 (b)		515,296	522,202
4.519% due 05/01/2035 (b)		1,390,941	1,398,570
4.734% due 03/01/2035 (b)		521,314	538,907
4.831% due 06/01/2035 (b)		1,857,665	1,898,696
5.00% due 11/01/2036 to 07/01/2037		35,818,492	35,301,784
5.00% TBA **		191,500,000	188,699,002
5.50% due 02/01/2021 to 01/01/2038		297,480,981	299,852,532
5.50% TBA **		294,000,000	295,474,687
5.706% due 07/01/2034 (b)		401,947	406,654
6.00% due 10/01/2026 to 01/01/2038		353,082,584	361,018,117
6.178% due 11/01/2034 (b)		714,452	719,652
6.50% due 07/01/2036 to 11/01/2037		14,934,960	15,485,709
6.50% TBA **		10,500,000	10,880,625
6.577% due 11/01/2035 (b)		638,485	656,987

			1,212,854,124

Government National Mortgage
Association - 0.47%
6.00% due 11/15/2036 to 06/15/2037		8,523,680	8,826,474

Small Business Administration - 0.12%
5.29% due 12/01/2027		2,200,000	2,251,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,412,951,198)			$1,424,699,776

FOREIGN GOVERNMENT OBLIGATIONS - 0.31%

Brazil - 0.31%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	6,400,000	3,538,525
12.50% due 01/05/2022		3,600,000	2,325,705

			5,864,230

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,580,751)			$5,864,230

CORPORATE BONDS - 26.05%

Automobiles - 0.35%
DaimlerChrysler NA Holding Corp., MTN
5.4612% due 03/13/2009 (b)		$6,600,000	6,539,511

Banking - 8.32%
American Express Centurion Bank, BKNT
3.1738% due 06/12/2009 (b)		3,100,000	3,090,015
ANZ National International, Ltd.
3.1675% due 08/07/2009 (b)(g)		8,000,000	7,979,000

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Bank of America NA, BKNT
4.9662% due 12/18/2008 (b)	$1,200,000	$1,199,795
6.00% due 10/15/2036	900,000	857,478
Bank of Ireland YCD
5.40% due 01/15/2010	13,200,000	13,440,227
Barclays Bank PLC
5.45% due 09/12/2012	23,000,000	24,363,325
6.05% due 12/04/2017 (g)	2,900,000	3,008,141
BNP Paribas
5.186% due 06/29/2049 (b)(g)	7,600,000	6,808,156
Credit Agricole SA
3.09% due 05/28/2009 (b)(g)	2,400,000	2,400,286
3.14% due 05/28/2010 (b)(g)	2,700,000	2,698,634
Deutsche Bank AG
6.00% due 09/01/2017	4,600,000	4,879,800
DnB NORBank ASA
4.4469% due 10/13/2009 (b)(g)	2,400,000	2,404,037
Export-Import Bank of Korea
5.2138% due 06/01/2009 (b)	3,400,000	3,403,577
Fortis Bank
5.265% due 04/28/2008 (b)	1,400,000	1,399,719
5.30% due 09/30/2008 (b)	2,700,000	2,698,507
HSBC Bank USA, BKNT
5.2862% due 06/10/2009 (b)	900,000	896,764
HSBC Finance Corp.
3.9538% due 10/21/2009 (b)	1,700,000	1,636,969
5.1206% due 09/15/2008 (b)	4,300,000	4,268,524
HSBC Finance Corp., MTN
5.2806% due 12/05/2008 (b)	1,600,000	1,587,622
HSBC Holdings PLC
6.50% due 05/02/2036	900,000	843,821
6.50% due 09/15/2037	1,200,000	1,121,256
ICICI Bank, Ltd.
4.9169% due 01/12/2010 (b)(g)	3,800,000	3,658,260
National Australia Bank, Ltd.
5.1806% due 09/11/2009 (b)(g)	2,500,000	2,497,350
Nordea Bank Finland PLC, Series YCD
3.0643% due 03/31/2008 (b)	1,900,000	1,899,873
Residential Capital LLC
6.1925% due 05/22/2009 (b)	3,100,000	2,108,000
Royal Bank of Scotland Group PLC
3.9438% due 07/21/2008 (b)(g)	1,900,000	1,901,377
6.99% due 10/29/2049 (b)(g)	4,400,000	4,239,536
7.648% due 08/31/2049 (b)	5,000,000	5,159,310
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)	5,600,000	5,635,616
Santander US Debt SA Unipersonal
5.2006% due 11/20/2009 (g)	4,700,000	4,644,197
State Street Capital Trust III
8.25% due 12/29/2049 (b)	2,900,000	2,947,686
State Street Capital Trust IV
6.6944% due 06/15/2037 (b)	400,000	305,504
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)(g)	5,200,000	4,647,588
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017 (c)	2,100,000	2,221,737
USB Capital IX
6.189% due 03/29/2049 (b)	300,000	245,625

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
VTB Capital SA
3.8394% due 08/01/2008 (b)(g)	$2,300,000	$2,282,750
Wachovia Bank NA, BKNT
3.1525% due 05/25/2010 (b)	11,000,000	10,938,323
4.6725% due 10/03/2008	1,800,000	1,799,343
Wachovia Corp.
4.3875% due 10/15/2011 (b)	1,100,000	1,056,166
5.75% due 02/01/2018	6,200,000	6,232,201
Westpac Banking Corp., Series DPNT
3.1413% due 06/06/2008 (b)	1,600,000	1,599,478

		157,005,573

Biotechnology - 0.29%
Amgen, Inc.
3.17% due 11/28/2008 (b)	5,600,000	5,588,856

Building Materials & Construction - 0.28%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)(g)	5,500,000	5,312,670

Cable & Television - 0.07%
Comcast Corp.
5.875% due 02/15/2018	700,000	694,520
6.45% due 03/15/2037	700,000	666,493

		1,361,013

Chemicals - 0.08%
Rohm & Haas Company
6.00% due 09/15/2017	1,500,000	1,524,981

Crude Petroleum & Natural Gas - 0.21%
Anadarko Petroleum Corp.
5.3906% due 09/15/2009 (b)	4,000,000	3,912,872

Financial Services - 14.20%
Abbey National Treasury Services PLC, Series YCD
3.0938% due 07/02/2008 (b)	4,800,000	4,800,720
American Express Bank FSB, BKNT
3.1737% due 10/20/2009 (b)	2,600,000	2,579,317
6.00% due 09/13/2017	200,000	202,420
American Express Centurion Bank, BKNT
3.2181% due 05/07/2008 (b)	2,800,000	2,798,631
6.00% due 09/13/2017	200,000	203,150
American Express Credit Corp., MTN
3.2037% due 03/02/2009 (b)	2,300,000	2,284,799
3.225% due 11/09/2009 (b)	2,000,000	1,954,278
American General Finance Corp.
6.90% due 12/15/2017	3,300,000	3,316,474
American Honda Finance Corp., MTN
5.2063% due 03/09/2009 (b)(g)	3,900,000	3,900,016
Bear Stearns Companies, Inc.
3.4563% due 04/29/2008 (b)	5,300,000	5,283,634
Bear Stearns Companies, Inc., MTN
3.16% due 08/21/2009 (b)	4,800,000	4,477,138
3.19% due 05/18/2010 (b)	4,600,000	4,219,557
4.325% due 07/16/2009 (b)	900,000	859,222
Bear Stearns Companies, Inc., Series B, MTN
4.92% due 03/30/2009 (b)	2,500,000	2,406,197
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)	1,700,000	1,601,961
Calabash Re, Ltd.
13.3906% due 01/08/2010 (b)(g)	2,200,000	2,233,320

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Calyon New York
5.3356% due 01/16/2009		$3,900,000	$3,899,052
CIT Group Holdings, Inc.
3.4012% due 01/30/2009 (b)		1,300,000	1,219,215
CIT Group, Inc., MTN
3.19% due 08/17/2009 (b)		2,300,000	2,108,421
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		4,400,000	4,467,144
Citigroup Funding, Inc., MTN
3.135% due 04/23/2009 (b)		2,000,000	1,980,400
4.8575% due 06/26/2009 (b)		2,100,000	2,090,309
5.1363% due 12/08/2008 (b)		400,000	396,397
Citigroup Global Markets Holdings, Inc., Series A,
MTN
5.0906% due 03/17/2009 (b)		2,400,000	2,388,300
Citigroup, Inc.
3.1619% due 05/02/2008 (b)		5,000,000	5,000,320
3.2912% due 01/30/2009 (b)		1,100,000	1,093,031
4.8725% due 12/28/2009 (b)		1,400,000	1,380,460
4.8975% due 12/26/2008 (b)		4,100,000	4,081,439
5.30% due 10/17/2012		800,000	823,410
5.50% due 08/27/2012		2,100,000	2,184,872
5.85% due 07/02/2013		600,000	632,951
6.00% due 08/15/2017		900,000	922,382
6.125% due 08/25/2036		3,500,000	3,171,798
Ford Motor Credit Company
5.80% due 01/12/2009		1,500,000	1,449,913
7.25% due 10/25/2011		100,000	85,529
7.375% due 10/28/2009		2,100,000	1,991,352
7.375% due 02/01/2011		100,000	88,571
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	9,900,000	13,840,846
6.375% due 11/15/2067 (b)		$4,100,000	4,172,119
General Electric Capital Corp., MTN
3.135% due 08/15/2011 (b)		4,800,000	4,715,818
3.2738% due 10/26/2009 (b)		6,200,000	6,179,980
3.9638% due 01/20/2010 (b)		2,700,000	2,691,846
4.6863% due 01/05/2009 (b)		600,000	600,708
General Electric Capital Corp., Series A, MTN
5.1106% due 12/15/2009 (b)		11,000,000	10,986,327
GMAC LLC
6.00% due 12/15/2011		400,000	320,543
Goldman Sachs Group, Inc.
4.9737% due 06/23/2009 (b)		1,700,000	1,673,483
5.625% due 01/15/2017		2,000,000	1,958,910
6.25% due 09/01/2017		5,400,000	5,593,099
Goldman Sachs Group, Inc., MTN
3.15% due 11/16/2009 (b)		1,100,000	1,076,807
3.1863% due 11/10/2008 (b)		5,700,000	5,683,846
4.9237% due 12/23/2008 (b)		400,000	397,670
Goldman Sachs Group, Inc., Series B, MTN
4.1775% due 07/23/2009 (b)		1,100,000	1,082,895
4.9738% due 12/22/2008 (b)		5,900,000	5,868,535
HBOS Treasury Services PLC, MTN
4.0375% due 07/17/2009 (b)(g)		3,900,000	3,899,477
International Lease Finance Corp., MTN
3.3125% due 05/24/2010 (b)		18,700,000	17,861,698
John Deere Capital Corp., MTN
4.3075% due 07/15/2008 (b)		2,400,000	2,401,565

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
JP Morgan Chase & Company
6.00% due 01/15/2018	$2,300,000	$2,386,480
JP Morgan Chase & Company, MTN
3.2019% due 05/07/2010 (b)	3,900,000	3,843,427
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	3,900,000	4,044,624
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	400,000	359,331
Korea Development Bank
4.8425% due 04/03/2010 (b)	9,900,000	9,885,002
Lehman Brothers Holdings, Inc., MTN
3.17% due 08/21/2009 (b)	2,600,000	2,523,565
3.17% due 11/16/2009 (b)	4,100,000	3,948,357
3.175% due 11/24/2008 (b)	1,200,000	1,182,676
3.2325% due 05/25/2010 (b)	800,000	756,796
4.7925% due 04/03/2009 (b)	1,300,000	1,273,418
4.9337% due 12/23/2008 (b)	400,000	393,942
5.0937% due 12/23/2010 (b)	10,000,000	9,477,500
Longpoint Re, Ltd.
10.2406% due 05/08/2010 (b)(g)	1,200,000	1,214,954
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	3,100,000	3,171,697
Merrill Lynch & Company, Inc., MTN
3.1575% due 08/14/2009 (b)	2,300,000	2,246,580
3.1775% due 05/08/2009 (b)	2,700,000	2,646,464
3.5313% due 07/25/2011 (b)	3,200,000	3,003,082
6.05% due 08/15/2012	900,000	937,426
Merrill Lynch & Company, Inc., Series B, MTN
3.3412% due 01/30/2009 (b)	3,200,000	3,178,090
Merrill Lynch & Company, Inc., Series C, MTN
3.2288% due 06/16/2008 (b)	3,000,000	2,984,205
Morgan Stanley
6.25% due 08/28/2017	800,000	823,927
Morgan Stanley, MTN
3.1506% due 11/21/2008 (b)	1,900,000	1,885,923
4.3475% due 01/15/2010 (b)	2,400,000	2,335,805
Morgan Stanley, Series F, MTN
3.2119% due 05/07/2009 (b)	2,900,000	2,862,346
Morgan Stanley, Series G, MTN
3.2063% due 02/09/2009 (b)	7,200,000	7,149,470
Mystic Re, Ltd.
13.09% due 06/07/2011 (b)(g)	700,000	721,151
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)	900,000	985,919
SLM Corp., Series A, MTN
3.4713% due 07/27/2009 (b)	10,500,000	9,428,643
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	1,600,000	1,390,288
TNK-BP Finance SA
6.125% due 03/20/2012 (g)	500,000	481,900
Wells Fargo & Company
5.0906% due 09/15/2009 (b)(c)	3,900,000	3,887,493
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,100,000	1,036,750

		268,029,503

Food & Beverages - 0.30%
General Mills, Inc.
4.0238% due 01/22/2010 (b)	2,100,000	2,032,363

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Kraft Foods, Inc.
6.125% due 02/01/2018	$2,500,000	$2,531,733
6.875% due 02/01/2038	1,100,000	1,093,403

		5,657,499

Gas & Pipeline Utilities - 0.14%
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	2,600,000	2,732,322

Insurance - 0.34%
MetLife, Inc.
6.40% due 12/15/2036 (b)	900,000	778,001
Metropolitan Life Global Funding I, MTN
3.11% due 05/17/2010 (b)(g)	5,000,000	4,964,820
Residential Reinsurance 2007, Ltd., Series CL2
15.3738% due 06/07/2010 (b)(g)	600,000	616,805

		6,359,626

International Oil - 0.15%
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	500,000	469,400
Transocean, Inc.
5.3406% due 09/05/2008 (b)	2,300,000	2,292,387

		2,761,787

Manufacturing - 0.17%
Siemens Financieringsmaatschappij NV
3.1175% due 08/14/2009 (b)(g)	3,200,000	3,200,694

Pharmaceuticals - 0.11%
AstraZeneca PLC
5.90% due 09/15/2017	1,000,000	1,074,600
6.45% due 09/15/2037	1,000,000	1,074,834

		2,149,434

Telecommunications Equipment &
Services - 0.31%
Verizon Communications, Inc.
4.7525% due 04/03/2009 (b)	5,900,000	5,847,750

Telephone - 0.73%
AT&T, Inc.
3.155% due 05/15/2008 (b)	1,700,000	1,699,927
3.195% due 02/05/2010 (b)	1,400,000	1,385,672
3.2775% due 11/14/2008 (b)	1,600,000	1,598,144
BellSouth Corp.
3.165% due 08/15/2008 (b)	3,800,000	3,780,320
4.24% due 04/26/2021 (b)(g)	2,200,000	2,201,967
Telecom Italia Capital SA
4.5613% due 07/18/2011 (b)	3,200,000	3,042,355

		13,708,385

TOTAL CORPORATE BONDS (Cost $498,230,806)		$491,692,476

MUNICIPAL BONDS - 1.04%

California - 0.62%
California State Various Purpose
5.00% due 11/01/2037	4,700,000	4,377,251
Los Angeles Unified School District, California,
Series A-1
4.50% due 07/01/2023	5,000,000	4,576,150

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

California (continued)
San Diego Tobacco Settlement Revenue Funding
Corp.
7.125% due 06/01/2032	$1,600,000	$1,539,792
Tobacco Securitization Authority South California
Tobacco Settlement, Series A1-SNR
5.125% due 06/01/2046	1,500,000	1,220,610

		11,713,803

Iowa - 0.06%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	1,150,000	1,123,331

Nevada - 0.00%
Truckee Meadows Water Authority, Water Revenue
5.00% due 07/01/2036 (b)	67,000	56,504

Pennsylvania - 0.05%
Pennsylvania Higher Educational Facilties
Authority, Facilities Authority Revenue
6.97% due 07/15/2013 (b)	1,500,000	893,205

West Virginia - 0.17%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	3,300,000	3,243,075

Wisconsin - 0.14%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027	2,595,000	2,591,938

TOTAL MUNICIPAL BONDS (Cost $20,463,514)		$19,621,856

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.77%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045	291,105	286,437
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 2A1
5.0716% due 11/25/2034 (b)	4,325,970	4,361,725
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7722% due 11/25/2034 (b)	1,387,965	1,385,808
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.7115% due 09/25/2036 (b)	1,284,855	1,157,750
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	4,300,000	4,100,438
Bear Stearns Mortgage Funding Trust, Series
2007-AR1, Class 2A1
4.8588% due 06/26/2036 (b)	3,996,819	3,591,966
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
3.32% due 01/25/2037 (b)(g)	4,605,480	4,475,306
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	1,293,798	1,289,491
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	549,819	550,116

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.0688% due 02/25/2037 (b)	$7,118,604	$6,543,114
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7996% due 11/25/2034 (b)	2,715,616	2,699,742
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.7302% due 02/20/2035 (b)	4,852,015	4,866,136
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)	658,853	627,158
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-SP1, Class A1
4.8788% due 12/25/2036 (b)(g)	6,614,186	6,514,973
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	1,091,555	1,085,311
Deutsche ALT-A Securities Inc Alternate Loan
Trust, Series 2007-AR1, Class A3B
4.8588% due 02/25/2037 (b)	2,459,818	2,368,479
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
3.3513% due 02/15/2019 (b)	16,819,207	16,655,018
Federal Home Loan Mortgage Corp., Series
2002-2539, Class TE
5.00% due 12/15/2026 (b)	3,265,447	3,275,447
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
3.2713% due 10/15/2020 (b)	24,675,225	24,467,336
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
3.2713% due 07/15/2019 (b)	4,045,783	4,012,296
Federal Home Loan Mortgage Corp., Series 2637,
Class F
3.5213% due 06/15/2018 (b)	357,796	357,355
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024	3,120,625	3,163,960
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
3.4213% due 05/15/2036 (b)	1,778,530	1,763,561
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
3.2713% due 08/15/2019 (b)	18,360,564	18,204,828
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
5.988% due 02/25/2045 (b)	233,988	238,295
Federal National Mortgage Association, REMICS,
Series 2007-73, Class A1
3.195% due 07/25/2037 (b)	4,196,808	3,971,026
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)	604,524	615,808
Federal National Mortgage Association, Series
2003-37, Class HY
5.00% due 12/25/2016 (b)	10,332,016	10,499,450
Federal National Mortgage Association, Series
2003-W6, Class F
3.485% due 09/25/2042 (b)	2,074,799	2,059,560

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2005-120, Class NF
3.235% due 01/25/2021 (b)	$17,987,298	$17,934,164
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027	2,138,599	2,169,960
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6714% due 05/25/2035 (b)	500,000	508,053
Federal National Mortgage Association, Whole
Loan, Series 2003-W12, Class 2A5
4.50% due 06/25/2043 (b)	1,886,050	1,883,510
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
3.215% due 10/25/2046 (b)	2,173,148	2,016,904
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
3.215% due 01/25/2047 (b)	2,357,142	2,294,987
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
3.2713% due 03/06/2020 (b)(g)	2,979,622	2,805,716
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
4.8788% due 10/25/2036 (b)	1,321,192	1,262,792
JP Morgan Chase Commercial Mortgage Security
Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	3,000,000	2,818,774
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0244% due 02/25/2035 (b)	2,016,288	1,994,012
LB-UBS Commercial Mortgage Trust, Series
2002-C2, Class A2
4.904% due 06/15/2026	956,103	953,644
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	1,389,183	1,383,766
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
4.6762% due 12/15/2030 (b)	5,172,192	4,969,797
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
4.135% due 10/25/2035 (b)	647,113	635,536
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
3.385% due 11/25/2035 (b)	386,066	358,894
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
3.345% due 02/25/2036 (b)	1,212,671	1,130,879
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
3.182% due 10/15/2020 (b)(g)	723,455	690,152
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
3.3687% due 07/19/2035 (b)	2,599,034	2,135,063
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
5.0688% due 02/25/2036 (b)	690,627	627,331
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR2, Class 2A1
3.265% due 03/25/2037 (b)	3,779,162	3,236,255

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
3.255% due 08/25/2036 (b)	$4,695,801	$4,503,404
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
3.245% due 12/26/2036 (b)	1,940,209	1,842,887
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
5.722% due 11/25/2042 (b)	296,700	284,254
Washington Mutual, Inc., Series 2001-7, Class A
5.858% due 05/25/2041 (b)	271,504	269,857
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
5.0588% due 12/26/2045 (b)	3,629,261	3,300,370
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9517% due 01/25/2035 (b)	3,503,978	3,478,410
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	2,687,977	2,697,966

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $207,493,555)		$203,375,227

ASSET BACKED SECURITIES - 7.34%
ACE Securities Corp., Series 2006-ASP5, Class
A2A
3.215% due 10/25/2036 (b)	1,249,416	1,211,388
Argent Securities, Inc., Series 2006-M2, Class A2A
3.185% due 09/25/2036 (b)	656,360	643,837
Bear Stearns Asset Backed Securities Inc., Series
2007-HE1, Class 21A1
4.925% due 08/25/2032 (b)	4,090,662	4,003,098
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
3.225% due 05/25/2037 (b)	1,495,732	1,447,567
BNC Mortgage Loan Trust, Series 2007-2, Class A2
3.235% due 05/25/2037 (b)	2,538,634	2,365,288
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A2
3.455% due 10/25/2035 (b)	2,343,531	2,142,501
Citicorp Residential Mortgage Securities Inc, Series
2006-1, Class A1
5.956% due 07/25/2036	4,775,829	4,769,175
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
3.1913% due 08/15/2021 (b)(g)	185,039	178,796
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
3.185% due 11/25/2036 (b)	516,801	506,892
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032	1,773,985	1,775,029
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
4.8988% due 10/25/2046 (b)	1,380,466	1,348,205
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
3.4263% due 10/25/2036 (b)	625,601	612,088

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
4.8388% due 10/25/2036 (b)	$1,062,985	$1,045,159
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
3.185% due 03/25/2037 (b)	3,043,227	2,974,361
Countrywide Asset-Backed Certificates, Series
2006-19, Class 2A1
4.925% due 07/25/2036 (b)	2,158,612	2,122,199
Countrywide Asset-Backed Certificates, Series
2007-1, Class 2A1
3.185% due 07/25/2037 (b)	9,898,240	9,450,568
Daimler Chrysler Auto Trust, Series 2006-C, Class
A2
5.25% due 05/08/2009	282,196	282,367
Daimler Chrysler Auto Trust, Series 2006-D, Class
A2
5.19% due 08/08/2009	8,248,374	8,270,748
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
3.185% due 11/25/2036 (b)	2,686,720	2,483,974
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF9, Class 2A1
3.195% due 06/25/2036 (b)	5,761,791	5,547,164
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2007-FF1, Class A2A
3.175% due 01/25/2038 (b)	3,986,023	3,793,924
First USA Credit Card Master Trust, Series 1998-6,
Class A
3.2763% due 04/18/2011 (b)	6,600,000	6,586,300
Fremont Home Loan Trust, Series 2006-3, Class
2A1
4.8588% due 02/27/2037 (b)	892,732	871,858
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	4,870,199	4,783,983
GSAMP Trust, Series 2006-FM2, Class A2A
3.205% due 09/25/2036 (b)	1,371,741	1,341,877
GSAMP Trust, Series 2007-FM1, Class A2A
3.205% due 12/25/2036 (b)	2,170,540	2,083,228
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2505% due 11/25/2035 (b)	3,110,363	3,051,808
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
4.965% due 12/25/2030 (b)	129,660	128,422
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-1, Class A
3.4038% due 01/20/2034 (b)	2,771,520	2,658,061
HSBC Asset Loan Obligation, Series 2007-WF1,
Class A1
3.195% due 12/25/2036 (b)	8,722,978	8,368,687
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
3.4262% due 12/25/2036 (b)	1,105,276	987,234
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
3.205% due 11/25/2036 (b)	520,682	501,084
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
3.185% due 08/25/2036 (b)	756,689	738,406

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

JP Morgan Mortgage Acquisition Corp., Series
2007-HE1, Class AV1
3.195% due 04/01/2037 (b)	$2,797,159	$2,657,469
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
3.2013% due 09/15/2021 (b)(g)	432,407	415,775
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
3.415% due 10/25/2034 (b)	58,753	51,529
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
3.215% due 05/25/2037 (b)	1,932,702	1,828,982
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
3.175% due 10/25/2036	796,549	759,368
Morgan Stanley ABS Capital I, Series 2007-HE1,
Class A2A
4.8388% due 01/25/2036 (b)	3,529,457	3,386,073
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
3.205% due 03/25/2036 (b)	313,433	311,743
Option One Mortgage Loan Trust, Series 2007-1,
Class 2A1
3.185% due 01/25/2037 (b)	2,439,657	2,305,721
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
3.447% due 08/25/2034 (b)	2,285,399	1,955,621
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
3.215% due 10/25/2036 (b)	2,058,783	1,971,621
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
3.205% due 11/25/2036 (b)	3,201,881	3,065,317
Residential Asset Securities Corp., Series
2006-KS6, Class A1
3.175% due 08/25/2036 (b)	541,090	532,596
Residential Asset Securities Corp., Series
2006-KS8, Class A1
3.195% due 09/25/2028 (b)	3,315,052	3,247,960
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
3.205% due 11/25/2036 (b)	1,716,439	1,652,440
Saxon Asset Securities Trust, Series 2006-3, Class
A1
3.195% due 11/25/2036 (b)	770,001	749,168
SBI Heloc Trust, Series 2006-1A, Class 1A2A
3.305% due 08/25/2036 (b)(g)	1,102,224	1,054,002
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
3.195% due 12/25/2036 (b)	3,097,311	2,810,013
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
3.185% due 10/25/2036 (b)	1,006,361	980,770
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A
3.195% due 01/25/2038 (b)	3,901,708	3,763,121
Structured Asset Securities Corp., Series 2005-S7,
Class A1
3.265% due 12/25/2035 (b)(g)	45,211	45,067

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3477% due 10/25/2035 (b)(g)	$2,093,883	$1,999,030
Structured Asset Securities Corp., Series
2006-BC3, Class A2
4.8388% due 11/25/2036 (b)	2,162,697	2,111,786
USAA Auto Owner Trust, Series 2007-1, Class A1
5.3373% due 07/11/2008	62,608	62,670
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
3.2113% due 08/11/2018 (b)(g)	8,165,327	7,815,665
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
3.2013% due 06/15/2020 (b)(g)	3,882,338	3,879,582

TOTAL ASSET BACKED SECURITIES
(Cost $142,988,403)		$138,488,365

PREFERRED STOCKS - 3.45%

Banking - 3.45%
Bank of America Corp., Series K (b)	12,100,000	12,533,229
Wachovia Corp. (b)	50,700,000	52,645,360

		65,178,589

TOTAL PREFERRED STOCKS (Cost $63,076,786)		$65,178,589

TERM LOANS - 0.56%

Cable & Television - 0.10%
Cablevision
6.9925% due 03/23/2013 (b)	1,982,500	1,841,505

Financial Services - 0.37%
Chrysler Financial
9.00% due 08/03/2012 (b)	7,980,000	6,965,862

Semiconductors - 0.09%
Sensata Technologies, Inc.
6.89625% due 04/27/2013 (b)	1,984,887	1,707,002

TOTAL TERM LOANS (Cost $11,448,358)		$10,514,369

OPTIONS - 1.24%

Call Options - 1.24%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 12/15/2008 at $3.15 *	270,700,000	3,282,292
Expiration 12/15/2008 at $3.15 *	34,200,000	414,682
Expiration 07/02/2009 at $3.60 *	20,700,000	296,569
Expiration 09/26/2008 at $4.75 *	100,000,000	3,991,090
Expiration 09/30/2008 at $4.75 *	137,700,000	5,495,731
Expiration 03/31/2008 at $4.75 *	36,900,000	1,614,419
Expiration 12/15/2008 at $5.00 *	69,300,000	2,901,674
Over The Counter European Style Purchase Call
on USD-LIBOR Rate Swaption
Expiration 02/02/2009 at $3.50 *	129,700,000	2,053,034
Expiration 03/31/2008 at $4.75 *	45,400,000	1,986,305
Expiration 09/26/2008 at $4.75 *	36,000,000	1,436,792

		23,472,588

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Put Options - 0.00%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 03/17/2008 at $91.75 *	6,250,000	$15,625

TOTAL OPTIONS (Cost $6,140,131)		$23,488,213

REPURCHASE AGREEMENTS - 1.22%
Credit Suisse First Boston Tri-Party
Repurchase Agreement dated
02/29/2008 at 2.35% to be
repurchased at $5,000,979 on
03/03/2008, collateralized by
$4,958,000 U.S. Treasury Notes,
4.75% due 12/31/2008 (valued at
$5,119,220, including interest)	$5,000,000	$5,000,000
Repurchase Agreement with State Street
Corp. dated 02/29/2008 at 2.35% to be
repurchased at $17,991,523 on
03/03/2008, collateralized by $17,990,000
Federal Home Loan Mortgage Corp.,
4.66% due 08/05/2014 (valued at
$18,349,800, including interest)	17,988,000	17,988,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,988,000)		$22,988,000

SHORT TERM INVESTMENTS - 2.95%
Rabobank USA Financial Corp.
3.01% due 03/03/2008	$51,600,000	$51,591,371
UBS Finance Delaware LLC
2.88% due 03/03/2008 (c)	4,000,000	3,999,360

TOTAL SHORT TERM INVESTMENTS
(Cost $55,590,731)		$55,590,731

Total Investments (Total Return Fund)
(Cost $2,446,952,288) - 130.40%		$2,461,501,888
Liabilities in Excess of Other Assets - (30.40)%		(573,817,401)

TOTAL NET ASSETS - 100.00%		$1,887,684,487

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 18.19%
Federal National Mortgage Association
6.00%, TBA **	$15,000,000	$15,323,430

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $15,264,063)		$15,323,430

U.S. TREASURY NOTES - 81.81%
U.S. Treasury Notes
3.125%, due 11/30/2009	11,200,000	$11,494,874
3.25%, due 12/31/2009	7,200,000	$7,412,623
2.125%, due 01/31/2010	6,200,000	$6,260,549
2.00%, due 02/28/2010	6,200,000	$6,243,592
2.875%, due 01/31/2013	12,000,000	$12,210,936

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES (continued)
U.S. Treasury Notes (continued)
4.50%, due 05/15/2017	$23,500,000	$25,315,751

TOTAL U.S. TREASURY
NOTES (Proceeds $66,696,037)		$68,938,325

Total Securities Sold Short (Total Return Fund)
(Proceeds $81,960,099)		$84,261,755

U.S. Global Leaders Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.24%

Advertising - 1.07%
Monster Worldwide, Inc. *	2,300	$61,157
Omnicom Group, Inc.	2,800	125,076

		186,233
Aerospace - 3.21%
General Dynamics Corp.	3,000	245,550
Lockheed Martin Corp.	900	92,880
Rockwell Collins, Inc.	1,200	70,680
United Technologies Corp.	2,100	148,071

		557,181
Agriculture - 1.73%
Monsanto Company	2,600	300,768

Apparel & Textiles - 0.51%
Coach, Inc. *	2,900	87,928

Automobiles - 0.08%
PACCAR, Inc.	300	13,014

Banking - 0.93%
Northern Trust Corp.	2,400	162,312

Biotechnology - 1.48%
Genentech, Inc. *	3,400	257,550

Broadcasting - 0.21%
Discovery Holding Company *	1,600	36,112

Building Materials & Construction - 0.94%
Foster Wheeler, Ltd. *	2,500	163,625

Business Services - 2.10%
Accenture, Ltd., Class A	3,300	116,325
Automatic Data Processing, Inc.	4,648	185,688
Fiserv, Inc. *	1,200	63,144

		365,157
Cable & Television - 0.95%
Rogers Communications, Inc.	3,200	126,592
Shaw Communications, Inc.	1,600	31,168
Viacom, Inc., Class B *	200	7,950

		165,710
Cellular Communications - 1.82%
America Movil SA de CV, Series L, ADR	4,900	296,254
Metropcs Communications, Inc. *	1,200	19,140

		315,394
Chemicals - 0.74%
Praxair, Inc.	1,600	128,448

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 6.74%
Apple, Inc. *	2,400	$300,048
Cisco Systems, Inc. *	11,300	275,381
Dell, Inc. *	5,500	109,175
EMC Corp. *	7,200	111,888
Hewlett-Packard Company	2,800	133,756
Juniper Networks, Inc. *	9,000	241,380

		1,171,628
Construction & Mining Equipment - 0.38%
Joy Global, Inc.	1,000	66,370

Cosmetics & Toiletries - 1.32%
Procter & Gamble Company	3,460	228,983

Crude Petroleum & Natural Gas - 0.27%
EOG Resources, Inc.	400	47,596

Drugs & Health Care - 0.18%
Wyeth	700	30,534

Educational Services - 0.21%
Apollo Group, Inc., Class A *	600	36,828

Electronics - 0.19%
Thermo Fisher Scientific, Inc. *	600	33,558

Energy - 0.63%
McDermott International, Inc. *	2,100	109,662

Financial Services - 10.50%
American Express Company	2,500	105,750
Ameriprise Financial, Inc.	2,700	136,728
Bank of New York Mellon Corp.	3,600	157,932
Blackrock, Inc. (c)	170	32,852
Charles Schwab Corp.	7,800	152,958
CME Group, Inc.	250	128,325
Franklin Resources, Inc.	2,500	235,925
Goldman Sachs Group, Inc.	1,100	186,593
IntercontinentalExchange, Inc. *	50	6,515
MasterCard, Inc., Class A	360	68,400
Merrill Lynch & Company, Inc.	1,800	89,208
Morgan Stanley	2,500	105,300
State Street Corp.	5,164	405,632
UBS AG (c)	372	12,138

		1,824,256
Food & Beverages - 0.80%
PepsiCo, Inc.	1,300	90,428
Sysco Corp.	1,743	48,909

		139,337
Healthcare Products - 4.63%
Alcon, Inc.	800	115,784
Baxter International, Inc.	1,300	76,726
Becton, Dickinson & Company	400	36,168
Intuitive Surgical, Inc. *	100	28,192
Medtronic, Inc.	4,182	206,423
St. Jude Medical, Inc. *	4,300	184,814
Stryker Corp.	2,400	156,264

		804,371
Healthcare Services - 5.26%
Cardinal Health, Inc.	1,300	76,882

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Express Scripts, Inc. *	1,900	$112,290
Humana, Inc. *	1,400	95,662
Laboratory Corp. of America Holdings *	2,400	185,544
McKesson Corp.	1,700	99,892
Medco Health Solutions, Inc. *	3,000	132,930
WellPoint, Inc. *	3,000	210,240

		913,440
Holdings Companies/Conglomerates - 2.76%
General Electric Company	14,499	480,497

Hotels & Restaurants - 1.39%
Marriott International, Inc., Class A	3,300	112,530
McDonald's Corp.	1,100	59,521
Yum! Brands, Inc.	2,000	68,900

		240,951
Industrials - 0.23%
Fastenal Company (a)	1,000	40,660

Insurance - 1.97%
Aetna, Inc.	4,500	223,200
American International Group, Inc.	214	10,028
Prudential Financial, Inc.	1,500	109,455

		342,683
International Oil - 2.81%
Chevron Corp.	400	34,664
Exxon Mobil Corp.	2,400	208,824
Murphy Oil Corp.	2,200	176,836
Petroleo Brasileiro SA, SADR	700	68,551

		488,875
Internet Content - 2.83%
Google, Inc., Class A *	950	447,621
Yahoo!, Inc. *	1,600	44,448

		492,069
Internet Retail - 2.40%
Amazon.com, Inc. *	4,600	296,562
eBay, Inc. *	3,897	102,725
Expedia, Inc. *	800	18,344

		417,631
Internet Software - 0.79%
McAfee, Inc. *	1,400	46,578
VeriSign, Inc. *	2,600	90,480

		137,058
Leisure Time - 2.37%
Electronic Arts, Inc. *	3,096	146,410
International Game Technology	1,600	72,240
Las Vegas Sands Corp. *	1,700	141,610
MGM MIRAGE *	849	52,290

		412,550
Manufacturing - 3.15%
Danaher Corp.	5,600	415,240
Illinois Tool Works, Inc.	1,400	68,698
Tyco International, Ltd.	1,600	64,096

		548,034

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining - 1.39%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	2,400	$242,064

Petroleum Services - 6.11%
Baker Hughes, Inc.	2,300	154,767
Schlumberger, Ltd.	5,500	475,475
Smith International, Inc.	4,700	296,241
Total SA, ADR	1,800	135,702

		1,062,185
Pharmaceuticals - 5.50%
Allergan, Inc.	2,800	165,844
Celgene Corp. *	2,900	163,473
Forest Laboratories, Inc. *	100	3,977
Gilead Sciences, Inc. *	6,800	321,776
Merck & Company, Inc.	1,400	62,020
Roche Holdings AG - Genusschein	730	143,159
Schering-Plough Corp.	4,400	95,480

		955,729
Publishing - 0.66%
McGraw-Hill Companies, Inc.	2,800	114,604

Retail Trade - 5.31%
Bed Bath & Beyond, Inc. *	2,000	56,680
Costco Wholesale Corp.	1,300	80,496
CVS Caremark Corp.	10,300	415,914
Kohl's Corp. *	3,900	173,316
Target Corp.	1,100	57,871
Wal-Mart Stores, Inc.	2,800	138,852

		923,129
Semiconductors - 2.79%
Analog Devices, Inc.	2,500	67,300
Applied Materials, Inc.	1,500	28,755
Broadcom Corp., Class A *	1,400	26,474
Intel Corp.	6,000	119,700
Marvell Technology Group, Ltd. *	10,200	115,362
Xilinx, Inc.	5,700	127,452

		485,043
Software - 4.27%
Adobe Systems, Inc. *	2,100	70,665
Autodesk, Inc. *	2,400	74,616
Intuit, Inc. *	2,500	66,400
Microsoft Corp.	15,706	427,517
Oracle Corp. *	5,500	103,400

		742,598
Steel - 0.04%
Nucor Corp.	100	6,457

Telecommunications Equipment &
Services - 4.35%
American Tower Corp., Class A *	6,000	230,640
Corning, Inc.	6,200	144,026
Nokia Oyj, SADR	6,100	219,661
QUALCOMM, Inc.	3,800	161,006

		755,333
Telephone - 0.42%
AT&T, Inc.	2,100	73,143

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Toys, Amusements & Sporting Goods - 0.57%
Nintendo Company, Ltd.	200	$99,579

Transportation - 0.25%
Expeditors International of Washington, Inc.	1,100	43,252

TOTAL COMMON STOCKS (Cost $17,082,780)		$17,250,119

SHORT TERM INVESTMENTS - 1.32%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$34,452	$34,452
T. Rowe Price Reserve Investment Fund (c)	194,200	194,200

TOTAL SHORT TERM INVESTMENTS
(Cost $228,652)		$228,652

REPURCHASE AGREEMENTS - 0.57%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$100,020 on 03/03/2008,
collateralized by $80,000 Federal
National Mortgage Association,
7.25% due 05/15/2030 (valued at
$104,500, including interest)	$100,000	$100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $100,000)		$100,000

Total Investments (U.S. Global Leaders Growth Fund)
(Cost $17,411,432) - 101.13%		$17,578,771
Liabilities in Excess of Other Assets - (1.13)%		(196,696)

TOTAL NET ASSETS - 100.00%		$17,382,075

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.71%

Treasury Inflation Protected
Securities (d) - 2.41%
2.00% due 01/15/2026	$2,476,328	$2,576,154
2.375% due 01/15/2027	1,874,772	2,066,936

		4,643,090

U.S. Treasury Bonds - 0.09%
7.125% due 02/15/2023	140,000	185,325

U.S. Treasury Notes - 2.21%
4.00% due 08/31/2009 to 04/15/2010	2,758,000	2,857,690
4.75% due 08/15/2017	530,000	581,716
4.875% due 10/31/2008	100,000	102,023
5.00% due 07/31/2008	700,000	709,024

		4,250,453

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,531,293)		$9,078,868

U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.27%

Federal Home Loan Mortgage Corp. - 20.20%
5.00% due 08/01/2033 to 08/01/2035	32,299,600	31,875,248
5.00% TBA **	3,000,000	2,947,500

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.50% due 11/01/2035	$912,189	$918,392
5.899% due 01/01/2037	2,146,682	2,208,445
6.00% due 10/01/2010 to 12/01/2028	370,208	381,557
6.50% due 12/01/2010	7,754	7,824
7.00% due 02/01/2011 to 06/01/2032	503,674	531,699
9.00% due 10/01/2017	6,399	6,513
9.50% due 08/01/2020	20,850	23,317
11.75% due 12/01/2013	939	1,088
12.00% due 07/01/2020	5,878	6,511

		38,908,094

Federal National Mortgage
Association - 55.72%
4.75% due 11/19/2012	4,520,000	4,804,575
5.00% due 12/01/2019	7,035,309	7,144,829
5.00% TBA **	21,700,000	21,383,471
5.4462% due 02/17/2009 (b)	1,544,000	1,548,014
5.50% due 04/01/2018 to 08/01/2037	14,159,948	14,286,136
5.50% TBA **	39,300,000	39,714,813
5.769% due 08/01/2037 (b)	1,861,092	1,916,971
6.00% due 02/01/2037	5,905,633	6,036,721
6.00% TBA **	1,660,000	1,714,468
6.354% due 07/01/2037 (b)	2,363,114	2,460,711
6.50% due 02/01/2026 to 10/01/2037	4,724,158	4,932,702
7.00% due 07/01/2022 to 01/01/2034	642,598	683,853
7.50% due 09/01/2029 to 02/01/2031	117,084	126,632
8.00% due 06/01/2017 to 03/01/2033	273,996	298,020
8.25% due 09/01/2008	102	103
8.50% due 02/01/2009 to 08/01/2019	94,059	102,435
8.75% due 08/01/2009 to 12/01/2009	9,723	9,958
9.00% due 05/01/2021	5,199	5,724
11.50% due 09/15/2013 to 09/01/2019	23,158	27,040
12.00% due 01/01/2013 to 04/01/2016	62,307	73,984
12.50% due 01/01/2013 to 09/01/2015	28,960	33,346
13.50% due 11/01/2014	13,925	16,259

		107,320,765

Government National Mortgage
Association - 0.35%
6.50% due 02/15/2034 to 09/15/2034	336,320	352,204
7.50% due 03/15/2026 to 12/15/2027	152,669	164,943
8.50% due 06/15/2025	132,026	146,116
11.00% due 09/15/2015	601	713

		663,976

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $145,880,697)		$146,892,835

COLLATERALIZED MORTGAGE
OBLIGATIONS - 23.47%
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040 (b)	360,000	349,578
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class A4
5.10% due 08/15/2038 (b)	1,010,000	962,901
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039 (b)	460,000	447,433

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Assets, Series 2006-3,
Class 3A12
3.325% due 10/25/2046 (b)	$1,117,557	$969,253
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
3.215% due 06/25/2046 (b)	532,439	523,074
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.9743% due 11/25/2034 (b)	678,528	701,505
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	1,774,784	1,730,414
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.0208% due 09/27/2037 (b)(g)	1,854,262	1,803,270
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	1,740,000	1,637,240
Countrywide Alternative Loan Trust, Series
2005-17, Class 2A1
3.375% due 07/25/2035 (b)	470,685	435,758
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
4.2638% due 11/20/2035 (b)	344,314	310,222
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
3.325% due 08/25/2046 (b)	1,277,572	1,104,485
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
3.325% due 09/25/2046 (b)	1,370,282	1,147,353
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
3.345% due 06/25/2046 (b)	876,314	759,626
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
3.3138% due 07/20/2046 (b)	1,328,572	1,118,362
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
3.3138% due 07/20/2046 (b)	1,362,408	1,147,173
Countrywide Alternative Loan Trust, Series
2006-OC2, Class 2A3
3.425% due 02/25/2036 (b)	1,000,000	805,378
Countrywide Home Loans, Series 2006-OA5, Class
1A1
3.335% due 03/25/2036 (b)	630,178	547,693
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	240,246	232,520
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023	252,361	1,575
Federal National Mortgage Association Whole
Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043	5,000,000	5,071,136
Federal National Mortgage Association Whole
Loan, Series 2005-W3, Class 2AF
3.355% due 03/25/2045 (b)	550,172	540,738
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
6.1491% due 01/25/2043 (b)	790,464	806,349

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust, Series 2005-7,
Class 1A1
6.083% due 06/19/2045 (b)	$496,975	$452,170
Impac CMB Trust, Series 2004-5, Class 1A1
3.495% due 10/25/2034 (b)	897,584	869,868
Impac Secured Assets Corp., Series 2005-2,
Class A1
3.455% due 03/25/2036 (b)	993,378	898,022
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	1,950,000	1,842,793
Luminent Mortgage Trust, Series 2006-4, Class A1A
3.325% due 05/25/2046 (b)	1,127,397	961,408
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
6.9458% due 12/25/2034 (b)	81,469	82,531
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
3.335% due 05/25/2047 (b)	1,761,062	1,506,808
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6584% due 05/12/2039 (b)	750,000	733,172
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
3.4463% due 06/25/2036 (b)	716,002	697,219
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
3.325% due 09/25/2046 (b)	1,075,587	931,196
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
3.315% due 12/25/2035 (b)	1,243,066	1,076,377
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
3.315% due 08/25/2036 (b)	1,491,383	1,317,374
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
3.395% due 10/25/2035 (b)	1,524,998	1,522,479
Thornburg Mortgage Securities Trust, Series
2005-4, Class A4
3.335% due 12/25/2035 (b)	1,710,186	1,705,347
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
3.24% due 06/25/2036 (b)	1,517,279	1,488,986
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
3.245% due 06/25/2036 (b)	1,598,036	1,578,947
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2315% due 09/25/2037 (b)	763,144	768,521
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2199% due 09/25/2037 (b)	706,785	711,509
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
3.405% due 12/25/2045 (b)	880,486	801,081
Washington Mutual, Inc., Series 2005-AR13, Class
A1B3
3.395% due 10/25/2045 (b)	597,514	517,730
Washington Mutual, Inc., Series 2005-AR8, Class
2A1A
3.425% due 07/25/2045 (b)	890,338	810,850

The accompanying notes are an integral part of the financial statements. 275

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
4.995% due 08/25/2036 (b)	$811,830	$777,572

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,980,977)		$45,204,996

ASSET BACKED SECURITIES - 14.61%
ACE Securities Corp., Series 2006-GP1, Class A
3.265% due 02/25/2031 (b)	957,210	881,217
ACE Securities Corp., Series 2006-SL3, Class A1
3.235% due 06/25/2036 (b)	864,054	456,253
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
3.615% due 06/25/2034 (b)	173,194	156,578
Amortizing Residential Collateral Trust, Series
2001-BC6, Class A
3.835% due 10/25/2031 (b)	583,503	547,303
Countrywide Asset-Backed Certificates, Series
2002-BC2, Class A
3.675% due 04/25/2032 (b)	332,584	320,579
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
3.4112% due 02/15/2034 (b)	814,504	742,909
Countrywide Home Equity Loan Trust, Series
2005-E, Class 2A
3.3412% due 11/15/2035 (b)	299,460	256,800
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
4.3763% due 07/15/2036 (b)	1,063,049	976,230
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4E1B
3.3812% due 07/25/2036 (b)(g)	944,087	655,509
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4F1B
3.3812% due 07/25/2036 (b)(g)	964,465	723,086
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
4.7863% due 08/15/2037 (b)	1,669,746	1,546,042
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
3.395% due 05/25/2036 (b)(g)	863,950	789,165
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
3.345% due 11/25/2036 (b)	1,782,962	1,433,855
GSAA Home Equity Trust, Series 2005-5, Class A4
3.405% due 02/25/2035 (b)	591,776	553,126
GSAMP Trust, Series 2006-S4, Class A1
3.225% due 05/25/2036 (b)	694,992	576,625
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
3.264% due 06/25/2036 (b)	1,030,214	506,849
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	2,490,000	2,364,359
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
3.415% due 09/25/2035 (b)	827,148	811,297
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
4.635% due 10/25/2037 (b)	1,840,127	1,823,163

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
3.205% due 07/25/2036 (b)	$414,104	$409,388
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
3.285% due 03/25/2036 (b)	673,848	526,878
SACO I Trust, Inc., Series 2006-6, Class A
3.265% due 06/25/2036 (b)	954,335	370,000
SACO I Trust, Inc., Series 2006-7, Class A1
3.265% due 07/25/2036 (b)	1,033,245	414,414
SLM Student Loan Trust, Series 2006-5, Class A2
3.3212% due 07/25/2017 (b)	1,032,197	1,032,178
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
3.245% due 02/25/2036 (b)(g)	1,024,030	361,686
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
3.6363% due 03/25/2036 (b)(g)	1,192,957	899,943
Washington Mutual, Inc., Series 2007-HE3, Class
2A2
3.305% due 05/25/2037 (b)	2,300,000	2,085,095
Washington Mutual, Inc., Series 2007-HE3, Class
2A4
3.425% due 05/25/2037 (b)	1,200,000	765,563
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
3.265% due 07/25/2036 (b)(g)	1,124,241	1,113,174
Lehman XS Trust, Series 2006-2N, Class 1A1
3.395% due 02/25/2046 (b)	1,134,453	974,609
Lehman XS Trust, Series 2006-GP3, Class 3A1A
3.205% due 06/25/2046 (b)	1,066,552	1,029,493
Lehman XS Trust, Series 2006-GP4, Class 3A1A
3.205% due 08/25/2046 (b)	1,104,295	1,076,718
RAAC Series, Series 2006-RP3, Class A
3.405% due 05/25/2036 (b)(g)	1,150,082	957,803

TOTAL ASSET BACKED SECURITIES
(Cost $34,155,427)		$28,137,887

PREFERRED STOCKS - 0.54%

Financial Services - 0.54%
Federal Home Loan Mortgage Corp., Series Z *	23,775	612,206
Federal National Mortgage Association *	17,050	436,480

		1,048,686

TOTAL PREFERRED STOCKS (Cost $1,020,625)		$1,048,686

OPTIONS - 0.07%

Call Options - 0.07%
Purchased Call Option on U.S. Treasury Note 10
Yrs. Futures
Expiration 03/20/2008 at $116.50 *	94,000	142,469

TOTAL OPTIONS (Cost $59,954)		$142,469

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.17%
Merrill Lynch Tri-Party Repurchase
Agreement dated 02/29/2008 at
3.00% to be repurchased at
$13,803,450 on 03/03/2008,
collateralized by $25,769,000
Resolution Funding Corp., 8.625%
due 01/15/2021 (valued at
$14,076,000, including interest)	$13,800,000	$13,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,800,000)		$13,800,000

SHORT TERM INVESTMENTS - 0.45%
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 to
03/19/2008 ****	$870,000	$868,324

TOTAL SHORT TERM INVESTMENTS
(Cost $868,324)		$868,324

Total Investments (U.S. Government Securities Fund)
(Cost $252,297,297) - 127.29%		$245,174,065
Liabilities in Excess of Other Assets - (27.29)%		(52,566,537)

TOTAL NET ASSETS - 100.00%		$192,607,528

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 78.10%

Advertising - 1.47%
Lamar Media Corp, Series C
6.625% due 08/15/2015	$1,580,000	$1,453,600
Lamar Media Corp.
6.625% due 08/15/2015	1,925,000	1,771,000
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)	2,095,000	1,225,575
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	605,000	359,975
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	1,305,000

		6,115,150

Agriculture - 0.31%
Mosaic Company
7.375% due 12/01/2014 (g)	600,000	637,500
7.875% due 12/01/2016 (g)	600,000	645,000

		1,282,500

Air Travel - 0.08%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	344,343	339,178

Apparel & Textiles - 0.08%
Phillips-Van Heusen Corp.
7.25% due 02/15/2011	350,000	351,750

Auto Parts - 0.46%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	1,285,000	1,098,675

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Auto Parts (continued)
Allison Transmission, Inc. (continued)
11.25% due 11/01/2015 (g)	$1,000,000	$830,000

		1,928,675

Automobiles - 2.43%
Asbury Automotive Group, Inc.
7.625% due 03/15/2017	1,440,000	1,137,600
Ford Motor Company
7.45% due 07/16/2031	870,000	593,775
General Motors Corp.
7.375% due 05/23/2048	500,000	338,936
8.375% due 07/15/2033	6,140,000	4,697,100
Group 1 Automotive, Inc.
8.25% due 08/15/2013	700,000	665,000
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	1,258,000	1,171,513
United Auto Group, Inc.
7.75% due 12/15/2016	1,750,000	1,496,250

		10,100,174

Banking - 0.20%
Chevy Chase Bank
6.875% due 12/01/2013	900,000	848,250

Broadcasting - 1.91%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	3,525,000	3,190,125
Fisher Communications, Inc.
8.625% due 09/15/2014	3,375,000	3,400,312
LBI Media, Inc.
8.50% due 08/01/2017 (g)	1,150,000	1,006,250
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	350,000

		7,946,687

Building Materials & Construction - 0.21%
Esco Corp.
8.625% due 12/15/2013 (g)	325,000	310,375
8.8656% due 12/15/2013 (b)(g)	625,000	553,125

		863,500

Business Services - 4.35%
Affinity Group, Inc.
9.00% due 02/15/2012	900,000	810,000
10.875% due 02/15/2012	474,469	474,469
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	627,000
First Data Corp.
9.875% due 09/24/2015 (g)	4,830,000	4,190,025
IKON Office Solutions, Inc.
9.9263% due 01/01/2012 (a)(b)(g)	900,000	885,375
NCO Group, Inc.
11.875% due 11/15/2014	1,075,000	924,500
Rural/Metro Corp.
9.875% due 03/15/2015	1,250,000	1,175,000
SunGard Data Systems, Inc.
3.75% due 01/15/2009	125,000	122,500
4.875% due 01/15/2014	600,000	528,000
9.125% due 08/15/2013	365,000	367,737
10.25% due 08/15/2015	8,001,000	7,960,995

		18,065,601

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television - 5.42%
Charter Communications Holdings LLC
8.75% due 11/15/2013	$600,000	$526,500
Charter Communications Operating LLC
8.00% due 04/30/2012 (g)	5,525,000	5,138,250
8.375% due 04/30/2014 (g)	3,900,000	3,588,000
CSC Holdings, Inc.
6.75% due 04/15/2012	2,125,000	2,050,625
7.25% due 07/15/2008	600,000	601,500
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	250,000	248,437
8.125% due 08/15/2009	300,000	305,250
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	185,500
8.375% due 03/15/2013	4,650,000	4,789,500
Echostar DBS Corp.
6.375% due 10/01/2011	375,000	369,375
7.125% due 02/01/2016 (a)	2,075,000	2,038,688
Videotron Ltee.
6.375% due 12/15/2015	1,070,000	992,425
6.875% due 01/15/2014	1,740,000	1,687,800

		22,521,850

Cellular Communications - 3.62%
Centennial Communications Corp.
8.125% due 02/01/2014	403,000	380,835
10.00% due 01/01/2013	3,475,000	3,353,375
Cricket Communications, Inc.
9.375% due 11/01/2014	780,000	694,200
9.375% due 11/01/2014 (g)	2,950,000	2,625,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,600,000	2,288,000
Rural Cellular Corp.
8.1238% due 06/01/2013 (b)	1,050,000	1,060,500
8.25% due 03/15/2012	2,000,000	2,060,000
9.875% due 02/01/2010	2,500,000	2,568,750

		15,031,160

Chemicals - 0.90%
American Pacific Corp.
9.00% due 02/01/2015	1,350,000	1,309,500
Huntsman International LLC
7.875% due 11/15/2014	475,000	491,625
Innophos, Inc.
8.875% due 08/15/2014	2,000,000	1,950,000

		3,751,125

Commercial Services - 0.54%
Mac-Gray Corp.
7.625% due 08/15/2015	2,350,000	2,232,500

Computers & Business Equipment - 0.37%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	1,600,000	1,544,000

Containers & Glass - 1.58%
Crown Holdings, Inc.
8.00% due 04/15/2023	2,500,000	2,387,500
Graham Packaging Company
9.875% due 10/15/2014	2,560,000	2,182,400
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,200,000	1,242,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Owens-Illinois, Inc.
7.80% due 05/15/2018	$750,000	$757,500

		6,569,400

Correctional Facilities - 1.11%
Corrections Corp. of America
6.25% due 03/15/2013	1,550,000	1,546,125
6.75% due 01/31/2014	1,335,000	1,341,675
Geo Group, Inc.
8.25% due 07/15/2013	1,700,000	1,706,375

		4,594,175

Crude Petroleum & Natural Gas - 2.09%
AmeriGas Partners LP
7.125% due 05/20/2016	1,750,000	1,706,250
7.25% due 05/20/2015	300,000	295,500
Calfrac Holdings LP
7.75% due 02/15/2015 (g)	1,475,000	1,312,750
Chesapeake Energy Corp.
6.625% due 01/15/2016	1,000,000	973,750
6.875% due 01/15/2016	600,000	591,000
6.875% due 11/15/2020	1,000,000	962,500
7.50% due 09/15/2013	800,000	822,000
7.50% due 06/15/2014	1,355,000	1,382,100
7.75% due 01/15/2015	140,000	143,850
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	530,000	499,525

		8,689,225

Educational Services - 0.29%
Education Management Corp.
8.75% due 06/01/2014	1,375,000	1,210,000

Electrical Utilities - 0.24%
Nevada Power Company, Series O
6.50% due 05/15/2018	975,000	1,013,174

Electronics - 0.98%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	710,000	696,688
L-3 Communications Corp.
5.875% due 01/15/2015	1,950,000	1,896,375
6.125% due 07/15/2013	7,000	6,930
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,500,000	1,488,750

		4,088,743

Energy - 1.97%
NRG Energy, Inc.
7.25% due 02/01/2014	500,000	488,125
7.375% due 02/01/2016	5,308,000	5,115,585
7.375% due 01/15/2017	2,675,000	2,574,688

		8,178,398

Financial Services - 8.07%
Consolidated Communications Holdings, Inc.
9.75% due 04/01/2012	500,000	524,375
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	850,000	881,725
Ford Motor Credit Company
7.00% due 10/01/2013	1,950,000	1,600,113
7.25% due 10/25/2011	430,000	367,777

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Ford Motor Credit Company (continued)
8.00% due 12/15/2016	$6,850,000	$5,609,924
General Motors Acceptance Corp.
6.75% due 12/01/2014	800,000	602,566
8.00% due 11/01/2031	3,840,000	2,903,009
KAR Holdings, Inc.
8.75% due 05/01/2014 (g)	350,000	313,250
10.00% due 05/01/2015 (g)	6,205,000	5,367,325
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	3,640,000	3,580,850
NSG Holdings, Inc.
7.75% due 12/15/2025 (g)	1,350,000	1,307,813
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	7,785,000	7,074,619
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017 (a)	2,175,000	1,691,063
TRAINS HY-2006 -1
7.39% due 05/01/2016 (g)	1,702,000	1,663,228

		33,487,637

Food & Beverages - 2.25%
Del Monte Corp.
8.625% due 12/15/2012 (a)	3,150,000	3,197,250
Dole Food Company, Inc.
7.25% due 06/15/2010	1,460,000	1,197,200
8.625% due 05/01/2009 (a)	1,500,000	1,320,000
8.875% due 03/15/2011 (a)	1,040,000	873,600
Pilgrim's Pride Corp.
7.625% due 05/01/2015	1,150,000	1,098,250
8.375% due 05/01/2017	800,000	704,000
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	950,000	933,375

		9,323,675

Funeral Services - 0.71%
Service Corp. International
6.75% due 04/01/2016	500,000	497,500
7.00% due 06/15/2017	2,300,000	2,282,750
7.50% due 04/01/2027	170,000	146,625

		2,926,875

Gas & Pipeline Utilities - 3.54%
El Paso Corp.
6.875% due 06/15/2014	500,000	511,279
7.00% due 06/15/2017	2,950,000	3,044,943
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036	125,000	112,500
Knights, Inc.
7.45% due 03/01/2098	1,200,000	1,095,000
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	2,615,000	2,608,462
Sabine Pass LNG LP
7.50% due 11/30/2016	6,680,000	6,546,400
Williams Companies, Inc.
6.375% due 10/01/2010 (g)	250,000	255,625
6.7287% due 10/01/2010 (b)(g)	500,000	508,750

		14,682,959

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Products - 0.48%
Cooper Companies (The), Inc.
7.125% due 02/15/2015	$2,100,000	$1,995,000

Healthcare Services - 0.59%
Centene Corp.
7.25% due 04/01/2014	1,375,000	1,333,750
DaVita, Inc.
6.625% due 03/15/2013	350,000	343,000
Healthsouth Corp.
10.75% due 06/15/2016	750,000	785,625

		2,462,375

Hotels & Restaurants - 1.13%
Gaylord Entertainment Company
6.75% due 11/15/2014	1,005,000	870,581
O'Charleys, Inc.
9.00% due 11/01/2013	4,250,000	3,825,000

		4,695,581

Household Appliances - 0.52%
ALH Finance LLC
8.50% due 01/15/2013	2,400,000	2,154,000

Industrial Machinery - 0.96%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	200,000	192,000
9.00% due 12/01/2011	1,125,000	1,080,000
Baldor Electric Company
8.625% due 02/15/2017	1,200,000	1,176,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	1,875,000	1,556,250

		4,004,250

Insurance - 0.38%
USI Holdings Corp.
9.75% due 05/15/2015 (g)	2,000,000	1,562,500

Leisure Time - 4.21%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	1,057,000	1,057,000
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)	2,042,000	1,878,640
8.2375% due 11/15/2012 (b)(g)	275,000	244,750
Majestic Star Casino LLC
9.50% due 10/15/2010	1,040,000	915,200
MGM Mirage, Inc.
6.00% due 10/01/2009	1,500,000	1,492,500
8.50% due 09/15/2010	1,250,000	1,292,187
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	670,000	606,350
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	440,000
9.75% due 04/01/2010 (a)	400,000	388,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	1,850,000	1,757,500
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,073,625
San Pasqual Casino Development Group
8.00% due 09/15/2013 (g)	1,850,000	1,702,000
Speedway Motorsports, Inc.
6.75% due 06/01/2013	1,550,000	1,511,250

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Station Casinos, Inc.
6.00% due 04/01/2012	$1,775,000	$1,499,875
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,675,000	1,608,000

		17,466,877

Liquor - 0.52%
Constellation Brands, Inc.
7.25% due 09/01/2016	2,000,000	1,935,000
7.25% due 05/15/2017	250,000	240,625

		2,175,625

Medical-Hospitals - 3.82%
Community Health Systems, Inc.
8.875% due 07/15/2015	3,710,000	3,640,438
HCA, Inc.
6.25% due 02/15/2013	20,000	17,350
7.875% due 02/01/2011	885,000	871,725
9.125% due 11/15/2014	600,000	612,000
9.25% due 11/15/2016	4,900,000	5,022,500
Multiplan, Inc.
10.375% due 04/15/2016 (g)	1,850,000	1,711,250
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	725,000	697,812
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,300,000	2,061,375
6.875% due 11/15/2031	657,000	453,330
United Surgical Partners International, Inc.
8.875% due 05/01/2017	800,000	752,000

		15,839,780

Mining - 0.94%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	700,000	735,875
8.375% due 04/01/2017	3,000,000	3,180,000

		3,915,875

Office Furnishings & Supplies - 0.08%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	350,000	346,938

Paper - 1.22%
AbitibiBowater Inc
9.375% due 12/15/2021	1,025,000	635,500
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	450,000	378,562
6.95% due 04/01/2008 (a)	2,255,000	1,984,400
Georgia-Pacific Corp.
7.125% due 01/15/2017 (g)	705,000	655,650
Neenah Paper, Inc.
7.375% due 11/15/2014	800,000	696,000
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	719,563

		5,069,675

Petroleum Services - 2.37%
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (g)	3,425,000	3,425,000
Key Energy Services, Inc.
8.375% due 12/01/2014 (a)(g)	3,100,000	3,107,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Swift Energy Company
7.125% due 06/01/2017	$2,800,000	$2,604,000
Tesoro Corp.
6.50% due 06/01/2017	770,000	716,100

		9,852,850

Pharmaceuticals - 0.36%
Omnicare, Inc.
6.875% due 12/15/2015	1,705,000	1,487,613

Publishing - 1.34%
Dex Media West LLC
9.875% due 08/15/2013	400,000	336,000
Idearc, Inc.
8.00% due 11/15/2016	4,325,000	2,551,750
Nielsen Finance LLC
zero coupon, Step up to 12.50% on
08/01/2011 due 08/01/2016	3,525,000	2,238,375
10.00% due 08/01/2014	450,000	434,250

		5,560,375

Real Estate - 1.78%
BF Saul, REIT
7.50% due 03/01/2014	1,300,000	1,196,000
Host Marriott LP, REIT
7.125% due 11/01/2013	250,000	246,250
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	2,025,000	1,974,375
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	4,200,000	3,979,500

		7,396,125

Retail - 1.74%
Ferrellgas Escrow LLC
6.75% due 05/01/2014	2,300,000	2,245,375
Rite Aid Corp, Series WI
9.50% due 06/15/2017	2,460,000	1,881,900
Suburban Propane Partners LP
6.875% due 12/15/2013	600,000	582,000
Susser Holdings LLC
10.625% due 12/15/2013 (g)	2,050,000	2,096,125
Toys R Us, Inc.
7.875% due 04/15/2013	550,000	407,000

		7,212,400

Retail Grocery - 0.19%
Smithfield Foods, Inc.
7.75% due 07/01/2017	847,000	804,650

Retail Trade - 0.31%
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,400,000	1,274,000

Sanitary Services - 0.64%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	790,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	292,500
7.125% due 05/15/2016	1,600,000	1,580,000

		2,662,500

The accompanying notes are an integral part of the financial statements. 280

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Semiconductors - 0.52%
NXP BV / NXP Funding LLC
7.0075% due 10/15/2013 (b)	$1,755,000	$1,417,163
9.50% due 10/15/2015	875,000	725,707

		2,142,870

Software - 0.29%
Open Solutions, Inc.
9.75% due 02/01/2015 (g)	1,500,000	1,185,000

Telecommunications Equipment &
Services - 4.34%
American Tower Corp.
7.00% due 10/15/2017 (g)	2,010,000	2,004,975
Citizens Communications Company
7.05% due 10/01/2046	1,100,000	803,000
7.125% due 03/15/2019	100,000	91,000
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	3,737,000	3,722,987
Intelsat, Ltd.
5.25% due 11/01/2008	1,800,000	1,813,500
PanAmSat Corp.
9.00% due 08/15/2014	5,679,000	5,679,000
9.00% due 06/15/2016	2,665,000	2,665,000
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	1,225,000	1,225,000

		18,004,462

Telephone - 1.98%
Qwest Communications International, Inc.
7.25% due 02/15/2011	250,000	246,875
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	486,250
Qwest Corp.
6.50% due 06/01/2017	1,250,000	1,140,625
7.50% due 06/15/2023	1,000,000	917,500
7.50% due 10/01/2014	500,000	495,000
7.625% due 06/15/2015	300,000	297,750
8.2406% due 06/15/2013 (b)	1,250,000	1,203,125
8.875% due 03/15/2012	1,800,000	1,878,750
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,534,787

		8,200,662

Tires & Rubber - 0.12%
Goodyear Tire & Rubber Company
7.857% due 08/15/2011	475,000	480,937

Tobacco - 0.57%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	260,081
7.625% due 06/01/2016	2,000,000	2,117,968

		2,378,049

Transportation - 1.52%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,225,000	2,263,937
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	2,495,000	2,276,688

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Transportation (continued)
Trailer Bridge, Inc.
9.25% due 11/15/2011	$1,750,000	$1,750,000

		6,290,625

TOTAL CORPORATE BONDS (Cost $344,666,083)		$324,307,955

ASSET BACKED SECURITIES - 0.27%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,250,000	1,112,487

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,976)		$1,112,487

TERM LOANS - 15.66%

Air Travel - 0.09%
U.S. Airways Group, Inc.
5.785% due 02/23/2014 (b)	500,000	394,625

Auto Parts - 0.05%
Pep Boys
7.08% due 01/31/2013 (b)	242,857	230,107

Automobiles - 0.36%
CSK Automotive, Inc.
9.625% due 06/30/2012 (b)	493,781	476,499
Ford Motor Company, Tranche B
8.00% due 11/29/2013 (b)	645,987	558,239
General Motors Corp., Tranche B
7.0556% due 11/17/2013 (b)	498,741	441,822

		1,476,560

Broadcasting - 0.18%
Citadel Broadcasting Corp.
4.905% due 06/12/2014 (b)	1,000,000	758,335

Business Services - 1.07%
Education Management Corp., Tranche C
6.625% due 05/29/2011 (b)	965,909	841,954
Reynolds & Reynolds Company, Inc.
6.8425% due 10/24/2012 (b)	383,674	383,194
Reynolds & Reynolds Company, Inc.,Tranche 2
10.6981% due 10/01/2013 (b)	1,125,000	1,040,625
Reynolds & Reynolds Company, Inc.,Tranche 3
12.6981% due 04/01/2014 (b)	625,000	571,875
SunGard Data Systems, Inc., Tranche B1
5.1619% due 01/31/2013 (b)	1,711,506	1,596,518

		4,434,166

Cable & Television - 0.80%
Charter Communications Operating LLC, Tranche 3
7.6981% due 03/01/2014 (b)	750,000	596,723
Charter Communications Operating LLC, Tranche
B1
5.26% due 03/06/2014 (b)	750,000	665,291
CSC Holdings, Inc.
6.9925% due 03/23/2013 (b)	2,203,163	2,046,474

		3,308,488

Cellular Communications - 0.24%
Crown Castle International Corp.
6.6875% due 03/05/2014 (b)	1,115,911	1,018,274

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Chemicals - 0.44%
Arizona Chemical Company, Tranche 2
10.86% due 02/28/2014 (b)	$250,000	$162,500
Celanese Holdings LLC, Letter of Credit
7.0994% due 04/02/2014 (b)	578,958	544,945
Celanese Holdings LLC, Tranche B
5.225% due 04/02/2014 (b)	166,667	156,875
Huntsman International LLC
5.035% due 04/19/2014 (b)	989,300	947,101

		1,811,421

Commercial Services - 0.17%
Safety-Kleen, Corp., Letter of Credit
3.3125% due 07/27/2013 (b)	152,542	148,347
Safety-Kleen, Corp., Tranche B
5.8125% due 07/27/2013 (b)	577,436	565,888

		714,235

Containers & Glass - 0.11%
Owens-Illinois, Inc.
4.6275% due 06/14/2013 (b)	489,770	462,587

Crude Petroleum & Natural Gas - 0.12%
Coffeyville Resources, Inc., Letter of Credit
4.6288% due 12/28/2010 (b)	129,730	119,351
Coffeyville Resources, Inc., Tranche D
7.9788% due 12/28/2013 (b)	422,036	397,769

		517,120

Domestic Oil - 0.20%
Alon USA LP
5.5213% due 06/07/2013 (b)	985,000	852,025

Electrical Utilities - 1.87%
Boston Generating, LC
5.235% due 12/21/2013 (b)	63,038	54,134
Boston Generating, Revolver
7.485% due 12/21/2013 (b)	31,776	26,572
Boston Generating, Term Loan B
7.08% due 12/20/2013 (b)	486,977	429,149
Calpine Corp., Tranche B
7.61% due 03/29/2009 (b)	6,960,770	6,108,876
Texas Competitive Electric Holdings Company LLC
6.5575% due 10/10/2014 (b)	1,250,000	1,145,131

		7,763,862

Energy - 0.98%
Covanta Energy Corp., Letter of Credit
4.6025% due 02/02/2014 (b)	346,392	320,412
Covanta Energy Corp., Tranche B
4.625% due 02/02/2014 (b)	698,331	645,956
NRG Energy, Inc.
6.9481% due 02/01/2013 (b)	1,586,811	1,460,263
NRG Energy, Inc., Tranche L
7.11% due 02/01/2013 (b)	732,624	674,198
Sandridge Energy, Inc.
8.625% due 04/01/2015 (b)	1,000,000	970,000

		4,070,829

Financial Services - 1.73%
Emdeon Business Services LLC, Tranche 1B
6.83% due 11/16/2013 (b)	475,132	438,310

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Financial Services (continued)
Emdeon Business Services LLC, Tranche 2
9.83% due 05/16/2014 (b)	$1,000,000	$870,000
Linsco/Private Ledger Corp., Tranche B
8.762% due 06/27/2013 (b)	2,074,730	1,856,883
TD Ameritrade Holding Corp.
6.63% due 12/31/2012 (b)	1,000,000	947,680
TPF Generation Holdings LLC, Tranche 2
9.08% due 12/15/2014 (b)	800,000	688,000
VNU, Inc., Tranche B
5.3463% due 08/09/2013 (b)	1,912,805	1,699,412
Wimar Landco LLC, Tranche B
5.5213% due 07/03/2008 (b)	750,000	691,875

		7,192,160

Food & Beverages - 0.33%
Dean Foods Company, Tranche B
6.58% due 03/01/2014 (b)	1,488,750	1,355,909

Gas & Pipeline Utilities - 0.32%
Dynegy Holdings, Inc.
4.7606% due 04/02/2013 (b)	1,250,000	1,132,038
Targa Resources, Term Loan B
7.5413% due 10/05/2012 (b)	205,246	191,905

		1,323,943

Healthcare Services - 0.36%
Carestream Health, Inc., Tranche B
7.044% due 04/30/2013 (b)	885,099	736,018
Carestream Health, Inc., Tranche B2
10.0813% due 10/30/2013 (b)	500,000	347,500
Healthsouth Corp., Tranche B
5.67% due 03/10/2013 (b)	430,383	397,566

		1,481,084

Hotels & Restaurants - 0.14%
Sagittarius Restaurants LLC
7.08% due 03/29/2013 (b)	748,096	572,294

Insurance - 0.35%
Affirmative Insurance Holdings Company, Inc.
6.7438% due 01/12/2014 (b)	678,621	607,366
AmWINS Group, Inc.
11.07% due 06/07/2014 (b)	500,000	332,500
Kepler Holdings, Ltd.
10.82% due 06/30/2009 (b)	500,000	495,000

		1,434,866

Leisure Time - 1.17%
BLB Wembley Holdings, Inc.
7.33% due 06/30/2011 (b)	681,511	545,209
Bombardier Recreational Products, Inc., Tranche B
6.46% due 06/26/2013 (b)	594,937	507,184
CCM Merger, Inc.
7.311% due 07/21/2012 (b)	748,083	637,740
Golden Nugget, Inc.
7.21% due 12/14/2014 (b)	750,000	618,750
Greenwood Racing
5.53% due 11/14/2011 (b)	483,564	454,550
Penn National Gaming, Inc.
4.88% due 05/26/2012 (b)	1,243,639	1,186,923

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Leisure Time (continued)
Riviera Holding Corp.
5.29% due 06/08/2014 (b)	$1,000,000	$910,000

		4,860,356

Medical-Hospitals - 0.68%
Community Health Systems, Inc., Tranche B
7.755% due 06/30/2014 (b)	1,845,321	1,694,770
Community Health Systems, Inc., Tranche Delayed
Draw
5.3075% due 06/30/2014 (b)	92,807	85,236
HCA, Inc.
7.08% due 11/16/2013 (b)	1,138,500	1,053,978

		2,833,984

Paper - 1.03%
Domtar Inc., Tranche B
5.3644% due 03/02/2014 (b)	502,344	469,169
Georgia-Pacific Corp., Tranche B
7.4738% due 12/23/2012 (b)	1,675,825	1,556,246
Georgia-Pacific Corp., Tranche B2
6.8963% due 12/22/2012 (b)	2,427,987	2,259,801

		4,285,216

Railroads & Equipment - 0.51%
RailAmerica, Inc., Tranche T1
7.12% due 08/14/2008 (b)	2,250,000	2,126,250

Real Estate - 0.15%
Capital Automotive LP, REIT
5.02% due 12/16/2010 (b)	669,789	630,560

Retail - 0.72%
Toys R Us, Inc., Tranche B
6.2638% due 12/01/2008 (b)	3,250,000	2,973,750

Sanitary Services - 0.47%
Allied Waste North America, Inc.
4.605% due 03/28/2014 (b)	702,584	664,995
5.1206% due 03/28/2014 (b)	422,416	398,569
Waste Services, Inc., Tranche B
7.40% due 04/30/2011 (b)	927,298	871,660

		1,935,224

Semiconductors - 0.23%
Marvell Technology Group, Inc.
7.33% due 11/08/2009 (b)	986,875	937,531

Telecommunications Equipment &
Services - 0.21%
Level 3 Communications, Inc.
6.5981% due 03/01/2014 (b)	1,000,000	869,530

Tires & Rubber - 0.41%
Goodyear Tire & Rubber Company, Tranche 2
6.43% due 04/30/2014 (b)	1,950,000	1,695,964

Transportation - 0.17%
Oshkosh Truck Corp., Tranche B
7.07% due 12/06/2013 (b)	740,625	692,173

TOTAL TERM LOANS (Cost $71,587,672)		$65,013,428

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.86%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$16,035,140 on 03/03/2008,
collateralized by $16,035,000
Federal Home Loan Mortgage
Corp., 4.66% due 08/05/2014
(valued at $16,355,700, including
interest)	$16,032,000	$16,032,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,032,000)		$16,032,000

SHORT TERM INVESTMENTS - 2.37%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$9,844,125	$9,844,125

TOTAL SHORT TERM INVESTMENTS
(Cost $9,844,125)		$9,844,125

Total Investments (U.S. High Yield Bond Fund)
(Cost $443,379,856) - 100.26%		$416,309,995
Liabilities in Excess of Other Assets - (0.26)%		(1,088,414)

TOTAL NET ASSETS - 100.00%		$415,221,581

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.43%

Aerospace - 0.80%
Boeing Company	22,200	$1,837,938
General Dynamics Corp.	6,600	540,210
Goodrich Corp.	12,400	734,452
Northrop Grumman Corp.	30,700	2,413,327
United Technologies Corp.	93,200	6,571,532

		12,097,459
Agriculture - 1.05%
Monsanto Company	137,300	15,882,864

Aluminum - 0.13%
Alcoa, Inc.	54,600	2,027,844

Apparel & Textiles - 1.13%
Coach, Inc. *	138,900	4,211,448
Liz Claiborne, Inc.	63,600	1,130,808
Mohawk Industries, Inc. * (a)	13,000	928,330
NIKE, Inc., Class B	97,500	5,869,500
Polo Ralph Lauren Corp., Class A	9,000	559,710
VF Corp.	57,800	4,395,112

		17,094,908
Auto Parts - 0.52%
Autoliv, Inc.	7,500	374,250
AutoZone, Inc. *	30,800	3,544,464
BorgWarner, Inc.	11,600	500,076
Johnson Controls, Inc.	102,900	3,381,294

		7,800,084

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Services - 0.05%
AutoNation, Inc. *	48,700	$709,559

Automobiles - 0.60%
Ford Motor Company *	68,500	447,305
General Motors Corp. (a)	49,400	1,150,032
PACCAR, Inc.	173,100	7,509,078

		9,106,415
Banking - 0.86%
Bank of America Corp.	259,900	10,328,426
Comerica, Inc.	7,900	286,296
National City Corp.	59,600	945,256
U.S. Bancorp	45,800	1,466,516

		13,026,494
Biotechnology - 0.33%
Amgen, Inc. *	77,900	3,546,008
Biogen Idec, Inc. *	25,200	1,470,672

		5,016,680
Broadcasting - 0.04%
Discovery Holding Company *	12,500	282,125
Liberty Global, Inc., Class A *	3,600	135,360
Liberty Media Corp., Capital, Series A *	1,300	150,943

		568,428
Business Services - 0.93%
Affiliated Computer Services, Inc., Class A *	28,900	1,466,675
Dun & Bradstreet Corp.	1,500	131,010
Fiserv, Inc. *	96,700	5,088,354
Fluor Corp.	18,000	2,506,500
Jacobs Engineering Group, Inc. *	25,900	2,079,511
Manpower, Inc.	25,700	1,457,190
NCR Corp. *	11,200	248,192
R.R. Donnelley & Sons Company	18,000	572,940
Total Systems Services, Inc.	23,100	513,513

		14,063,885
Chemicals - 0.51%
Air Products & Chemicals, Inc.	9,000	821,970
Celanese Corp., Series A	3,900	151,710
Dow Chemical Company	66,300	2,498,847
Lubrizol Corp.	13,100	763,730
PPG Industries, Inc.	28,500	1,766,430
Praxair, Inc.	20,300	1,629,684
Sensient Technologies Corp.	1,300	35,022

		7,667,393
Computers & Business Equipment - 6.85%
Apple, Inc. *	163,500	20,440,770
Cisco Systems, Inc. *	937,300	22,842,001
Cognizant Technology Solutions Corp.,
Class A *	9,400	283,974
Dell, Inc. *	887,800	17,622,830
EMC Corp. *	642,600	9,986,004
Hewlett-Packard Company	86,000	4,108,220
International Business Machines Corp.	228,800	26,051,168
Juniper Networks, Inc. *	21,600	579,312
Lexmark International, Inc. *	46,100	1,522,683

		103,436,962

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials - 0.19%
Martin Marietta Materials, Inc. (a)	1,800	$193,680
Sherwin-Williams Company	5,700	295,146
Trane, Inc.	51,200	2,306,560

		2,795,386
Containers & Glass - 0.16%
Ball Corp.	12,300	542,430
Owens-Illinois, Inc. *	25,300	1,428,185
Sealed Air Corp.	20,800	503,568

		2,474,183
Cosmetics & Toiletries - 2.03%
Avon Products, Inc.	51,700	1,967,702
Colgate-Palmolive Company	28,200	2,145,738
Estee Lauder Companies, Inc., Class A	53,000	2,256,740
Kimberly-Clark Corp.	104,000	6,778,720
Procter & Gamble Company	264,800	17,524,464

		30,673,364
Crude Petroleum & Natural Gas - 1.51%
Apache Corp.	42,100	4,829,291
Devon Energy Corp.	6,200	636,864
Hess Corp.	14,600	1,360,428
Marathon Oil Corp.	37,100	1,972,236
Occidental Petroleum Corp.	150,800	11,667,396
Sunoco, Inc.	24,300	1,484,244
XTO Energy, Inc.	13,500	833,085

		22,783,544
Drugs & Health Care - 0.43%
Wyeth	150,100	6,547,362

Educational Services - 0.64%
Apollo Group, Inc., Class A *	127,600	7,832,088
ITT Educational Services, Inc. *	33,400	1,844,348

		9,676,436
Electrical Equipment - 0.31%
Emerson Electric Company	61,600	3,139,136
FLIR Systems, Inc. *	52,200	1,485,612

		4,624,748
Electrical Utilities - 0.80%
American Electric Power Company, Inc.	54,600	2,234,232
CenterPoint Energy, Inc.	17,400	255,432
Constellation Energy Group, Inc.	10,300	910,005
Edison International	21,100	1,042,340
Entergy Corp.	35,200	3,616,448
FPL Group, Inc.	11,600	699,364
Mirant Corp. *	4,000	148,000
PPL Corp.	15,400	698,852
Public Service Enterprise Group, Inc.	39,300	1,733,130
Reliant Energy, Inc. *	31,900	727,320

		12,065,123
Electronics - 0.24%
Arrow Electronics, Inc. *	13,400	436,974
Avnet, Inc. *	26,200	883,202
L-3 Communications Holdings, Inc.	21,000	2,232,090

		3,552,266

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 0.03%
NRG Energy, Inc. *	11,700	$482,859

Financial Services - 1.63%
Citigroup, Inc.	753,700	17,870,227
Eaton Vance Corp.	11,200	356,720
Federal Home Loan Mortgage Corp.	4,600	115,828
Federal National Mortgage Association	57,700	1,595,405
Franklin Resources, Inc.	13,200	1,245,684
Goldman Sachs Group, Inc.	8,000	1,357,040
Leucadia National Corp.	10,400	470,704
Morgan Stanley	26,400	1,111,968
SEI Investments Company	19,800	495,198

		24,618,774
Food & Beverages - 5.22%
Campbell Soup Company	6,100	196,969
General Mills, Inc.	5,800	324,742
H.J. Heinz Company	7,500	330,825
Hormel Foods Corp.	5,200	212,472
Kraft Foods, Inc., Class A	161,176	5,023,856
PepsiCo, Inc.	346,000	24,067,760
The Coca-Cola Company	792,000	46,300,320
Tyson Foods, Inc., Class A	166,600	2,400,706

		78,857,650
Forest Products - 0.10%
Weyerhaeuser Company	25,600	1,566,720

Furniture & Fixtures - 0.02%
American Woodmark Corp.	13,300	252,434

Gas & Pipeline Utilities - 0.61%
Transocean, Inc. *	66,000	9,273,660

Healthcare Products - 5.04%
Baxter International, Inc.	56,200	3,316,924
Intuitive Surgical, Inc. *	8,200	2,311,744
Johnson & Johnson	688,900	42,684,244
Kinetic Concepts, Inc. *	2,800	143,892
Medtronic, Inc.	136,200	6,722,832
St. Jude Medical, Inc. *	16,600	713,468
Stryker Corp.	123,300	8,028,063
Zimmer Holdings, Inc. *	160,700	12,099,103

		76,020,270
Healthcare Services - 5.68%
Cardinal Health, Inc.	68,200	4,033,348
Coventry Health Care, Inc. *	40,100	2,079,987
Express Scripts, Inc. *	224,100	13,244,310
Health Net, Inc. *	19,100	839,254
McKesson Corp.	137,500	8,079,500
Medco Health Solutions, Inc. *	131,200	5,813,472
Quest Diagnostics, Inc.	39,800	1,897,266
UnitedHealth Group, Inc.	921,200	42,817,376
WellPoint, Inc. *	98,900	6,930,912

		85,735,425
Holdings Companies/Conglomerates - 0.07%
Textron, Inc.	20,000	1,083,400

Homebuilders - 0.05%
M/I Homes, Inc. (a)	37,700	621,673

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
Toll Brothers, Inc. *	7,500	$159,075

		780,748
Hotels & Restaurants - 0.78%
McDonald's Corp.	165,000	8,928,150
Yum! Brands, Inc.	84,200	2,900,690

		11,828,840
Household Products - 0.19%
Clorox Company	2,500	145,475
Energizer Holdings, Inc. *	30,000	2,784,900

		2,930,375
Industrial Machinery - 1.46%
AGCO Corp. *	29,000	1,880,940
Cameron International Corp. *	27,600	1,172,448
Caterpillar, Inc.	69,700	5,041,401
Deere & Company	94,400	8,043,824
Ingersoll-Rand Company, Ltd., Class A	33,100	1,385,566
ITT Corp.	13,600	764,864
Pall Corp.	18,000	708,660
Parker-Hannifin Corp.	19,000	1,227,970
W.W. Grainger, Inc.	24,100	1,775,206

		22,000,879
Insurance - 3.60%
Aetna, Inc.	61,400	3,045,440
AFLAC, Inc.	95,500	5,960,155
Allstate Corp.	223,600	10,672,428
American International Group, Inc.	166,300	7,792,818
Aon Corp.	28,700	1,194,207
Brown & Brown, Inc.	53,300	950,339
Chubb Corp.	19,800	1,007,820
CIGNA Corp.	81,100	3,615,438
CNA Financial Corp.	9,500	253,175
Erie Indemnity Company, Class A	2,200	108,570
First American Corp.	31,300	1,090,179
Markel Corp. *	1,400	650,650
MetLife, Inc.	21,100	1,229,286
National Western Life Insurance Company,
Class A	200	35,630
Old Republic International Corp.	20,975	287,777
Progressive Corp.	52,200	956,826
Prudential Financial, Inc.	48,000	3,502,560
SAFECO Corp.	20,300	939,078
Stewart Information Services Corp.	1,100	32,747
The Travelers Companies, Inc.	128,500	5,963,685
Torchmark Corp.	37,400	2,253,724
Transatlantic Holdings, Inc.	6,600	444,840
UnumProvident Corp.	102,200	2,341,402

		54,328,774
International Oil - 10.98%
Anadarko Petroleum Corp.	84,500	5,386,030
Chevron Corp.	647,100	56,077,686
ConocoPhillips	231,200	19,122,552
Exxon Mobil Corp.	958,700	83,416,487
Murphy Oil Corp.	5,800	466,204
Noble Corp.	2,700	132,705

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Weatherford International, Ltd. *	17,000	$1,171,640

		165,773,304
Internet Content - 0.86%
Google, Inc., Class A *	27,500	12,957,450

Internet Retail - 1.36%
Amazon.com, Inc. *	121,300	7,820,211
eBay, Inc. *	437,700	11,537,772
Expedia, Inc. *	39,700	910,321
IAC/InterActiveCorp. *	16,300	324,370

		20,592,674
Internet Software - 0.13%
McAfee, Inc. *	19,400	645,438
VeriSign, Inc. *	35,500	1,235,400

		1,880,838
Leisure Time - 0.21%
Carnival Corp.	37,400	1,471,690
MGM MIRAGE * (a)	26,479	1,630,842

		3,102,532
Life Sciences - 0.12%
Waters Corp. *	30,700	1,830,027

Liquor - 0.41%
Anheuser-Busch Companies, Inc.	130,500	6,145,245

Manufacturing - 2.92%
3M Company	238,000	18,659,200
Danaher Corp.	106,800	7,919,220
Eaton Corp.	15,100	1,217,513
Harley-Davidson, Inc.	105,700	3,927,812
Honeywell International, Inc.	150,400	8,654,016
Illinois Tool Works, Inc.	63,100	3,096,317
SPX Corp.	5,000	511,500
Tyco International, Ltd.	3,950	158,237

		44,143,815
Metal & Metal Products - 0.26%
Precision Castparts Corp.	31,200	3,444,168
Reliance Steel & Aluminum Company	7,800	432,588

		3,876,756
Paper - 0.01%
Temple-Inland, Inc.	7,400	101,602

Petroleum Services - 2.11%
Diamond Offshore Drilling, Inc.	12,800	1,546,624
Halliburton Company	23,900	915,370
Schlumberger, Ltd.	242,800	20,990,060
Smith International, Inc.	28,800	1,815,264
Valero Energy Corp.	112,800	6,516,456

		31,783,774
Pharmaceuticals - 8.67%
Abbott Laboratories	183,900	9,847,845
AmerisourceBergen Corp.	90,800	3,788,176
Bristol-Myers Squibb Company	57,800	1,306,858
Eli Lilly & Company	130,000	6,502,600
Forest Laboratories, Inc. *	161,900	6,438,763
King Pharmaceuticals, Inc. *	3,000	31,800

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Merck & Company, Inc.	895,900	$39,688,370
Pfizer, Inc.	2,537,400	56,533,272
Schering-Plough Corp.	312,500	6,781,250

		130,918,934
Publishing - 0.15%
Gannett Company, Inc.	75,700	2,282,355

Railroads & Equipment - 0.08%
CSX Corp. (a)	6,700	325,084
Union Pacific Corp.	6,500	810,940

		1,136,024
Retail Grocery - 0.26%
Safeway, Inc.	46,600	1,339,284
SUPERVALU, Inc.	28,990	760,987
The Kroger Company	75,800	1,838,150

		3,938,421
Retail Trade - 10.01%
Abercrombie & Fitch Company, Class A	38,600	2,992,658
Advance Auto Parts, Inc.	7,200	241,488
American Eagle Outfitters, Inc.	45,500	972,335
Bed Bath & Beyond, Inc. *	118,100	3,346,954
Chico's FAS, Inc. *	11,900	110,789
CVS Caremark Corp.	38,500	1,554,630
Dollar Tree Stores, Inc. *	49,700	1,333,451
Family Dollar Stores, Inc.	51,000	976,650
GameStop Corp., Class A *	6,100	258,396
Home Depot, Inc.	1,133,200	30,086,460
Kohl's Corp. *	93,300	4,146,252
Lowe's Companies, Inc.	693,000	16,611,210
Nordstrom, Inc.	29,400	1,088,682
RadioShack Corp. (a)	32,500	567,125
Ross Stores, Inc.	5,000	139,250
Staples, Inc.	26,800	596,300
Target Corp.	172,100	9,054,181
Tiffany & Company	16,000	602,240
Walgreen Company	131,200	4,790,112
Wal-Mart Stores, Inc.	1,445,500	71,682,345

		151,151,508
Semiconductors - 0.77%
Analog Devices, Inc.	29,600	796,832
Intel Corp.	346,600	6,914,670
KLA-Tencor Corp.	19,500	819,195
National Semiconductor Corp.	16,400	270,108
Texas Instruments, Inc.	62,600	1,875,496
Xilinx, Inc.	42,100	941,356

		11,617,657
Software - 3.52%
Adobe Systems, Inc. *	16,800	565,320
CA, Inc.	14,600	334,048
Citrix Systems, Inc. *	25,100	826,543
Microsoft Corp.	1,504,300	40,947,046
Oracle Corp. *	554,200	10,418,960

		53,091,917

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 3.68%
Corning, Inc.	61,600	$1,430,968
QUALCOMM, Inc.	705,500	29,892,035
Verizon Communications, Inc.	668,000	24,261,760

		55,584,763
Telephone - 0.89%
AT&T, Inc.	361,905	12,605,151
Sprint Nextel Corp.	105,300	748,683

		13,353,834
Tires & Rubber - 0.11%
Goodyear Tire & Rubber Company *	63,200	1,712,720

Tobacco - 1.80%
Altria Group, Inc.	330,400	24,165,456
UST, Inc.	56,500	3,067,385

		27,232,841
Toys, Amusements & Sporting Goods - 0.23%
Hasbro, Inc.	38,800	999,876
Mattel, Inc.	129,800	2,507,736

		3,507,612
Transportation - 0.01%
C.H. Robinson Worldwide, Inc.	3,300	167,541

Trucking & Freight - 0.29%
FedEx Corp.	22,300	1,965,299
United Parcel Service, Inc., Class B	34,700	2,437,328

		4,402,627

TOTAL COMMON STOCKS (Cost $1,475,888,018)		$1,425,738,966

SHORT TERM INVESTMENTS - 0.39%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$5,816,191	$5,816,191

TOTAL SHORT TERM INVESTMENTS
(Cost $5,816,191)		$5,816,191

REPURCHASE AGREEMENTS - 5.21%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$78,651,400 on 03/03/2008,
collateralized by $75,140,000
Federal Farm Credit Bank, 5.15%
due 11/15/2019 (valued at
$80,211,950, including interest)	$78,636,000	$78,636,000

TOTAL REPURCHASE AGREEMENTS
(Cost $78,636,000)		$78,636,000

Total Investments (U.S. Multi Sector Fund)
(Cost $1,560,340,209) - 100.03%		$1,510,191,157
Liabilities in Excess of Other Assets - (0.03)%		(424,887)

TOTAL NET ASSETS - 100.00%		$1,509,766,270

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.37%

Aerospace - 2.21%
Goodrich Corp.	6,670	$395,064

Automobiles - 1.72%
Tata Motors, Ltd., SADR	17,572	307,861

Banking - 4.89%
Hudson City Bancorp, Inc.	38,870	616,867
Northern Trust Corp.	3,814	257,941

		874,808
Biotechnology - 2.21%
Affymetrix, Inc. *	20,670	396,451

Business Services - 5.06%
Perot Systems Corp., Class A *	33,010	455,208
Pitney Bowes, Inc.	12,620	451,544

		906,752
Chemicals - 2.52%
Valspar Corp.	20,780	450,718

Computers & Business Equipment - 2.88%
Diebold, Inc.	21,410	516,409

Cosmetics & Toiletries - 5.16%
Estee Lauder Companies, Inc., Class A	12,910	549,708
International Flavors & Fragrances, Inc.	8,660	373,506

		923,214
Crude Petroleum & Natural Gas - 6.35%
Hess Corp.	5,780	538,580
Newfield Exploration Company *	10,810	598,658

		1,137,238
Educational Services - 1.40%
Apollo Group, Inc., Class A *	4,074	250,062

Electrical Utilities - 7.75%
American Electric Power Company, Inc.	11,630	475,900
DPL, Inc.	16,440	419,384
Wisconsin Energy Corp.	11,270	491,597

		1,386,881
Electronics - 4.79%
Flextronics International, Ltd. *	42,831	434,306
Zebra Technologies Corp., Class A *	12,730	424,164

		858,470
Energy - 1.50%
NRG Energy, Inc. *	6,501	268,296

Financial Services - 6.56%
Bear Stearns Companies, Inc.	5,895	470,775
CIT Group, Inc.	12,400	275,528
Invesco, Ltd.	16,686	427,328

		1,173,631
Food & Beverages - 2.87%
ConAgra Foods, Inc.	23,230	513,383

Gas & Pipeline Utilities - 2.60%
El Paso Corp.	28,560	465,528

Healthcare Products - 5.53%
Beckman Coulter, Inc.	9,090	613,575

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Owens & Minor, Inc.	8,770	$376,847

		990,422
Healthcare Services - 3.21%
Healthsouth Corp. *	28,680	461,175
Omnicare, Inc.	5,380	112,872

		574,047
Household Products - 1.99%
Newell Rubbermaid, Inc.	15,660	355,482

Insurance - 9.86%
ACE, Ltd.	9,160	515,158
Allied World Assurance Holdings, Ltd.	4,523	196,977
Aspen Insurance Holdings, Ltd.	18,230	527,576
Marsh & McLennan Companies, Inc.	20,599	524,657

		1,764,368
Internet Retail - 1.21%
Orbitz Worldwide, Inc. *	34,311	216,502

Investment Companies - 2.09%
Market Vectors Gold Miners ETF *	7,050	374,496

Manufacturing - 2.81%
Pentair, Inc.	15,450	503,979

Office Furnishings & Supplies - 2.60%
Avery Dennison Corp.	2,800	143,696
Office Depot, Inc. *	28,280	321,544

		465,240
Paper - 2.43%
Domtar Corp. *	68,280	434,944

Retail Trade - 3.17%
Macy's, Inc.	4,900	120,932
Rite Aid Corp. *	167,260	446,584

		567,516

TOTAL COMMON STOCKS (Cost $18,075,694)		$17,071,762

SHORT TERM INVESTMENTS - 7.26%
Federal Home Loan Bank Discount Notes
zero coupon due 03/03/2008	$1,300,000	$1,299,855

TOTAL SHORT TERM INVESTMENTS
(Cost $1,299,856)		$1,299,855

Total Investments (Value Fund)
(Cost $19,375,550) - 102.63%		$18,371,617
Liabilities in Excess of Other Assets - (2.63)%		(470,144)

TOTAL NET ASSETS - 100.00%		$17,901,473

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.62%

Aerospace - 2.80%
Empresa Brasileira de Aeronautica SA, ADR (a)	145,161	$6,433,536

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
United Technologies Corp.	96,742	$6,821,278

		13,254,814
Air Travel - 1.84%
Copa Holdings SA, Class A	142,312	5,138,886
Gol-Linhas Aereas Inteligentes SA (a)	205,784	3,539,485

		8,678,371
Auto Services - 0.46%
RSC Holdings, Inc. *	191,067	2,153,325

Broadcasting - 0.82%
CBS Corp., Class B	170,197	3,883,895

Building Materials & Construction - 0.41%
Eagle Materials, Inc.	54,590	1,941,220

Cable & Television - 0.76%
DISH Network Corp. *	121,118	3,591,149

Cellular Communications - 3.55%
America Movil SA de CV, Series L, ADR	277,619	16,784,845

Chemicals - 3.60%
Celanese Corp., Series A	199,014	7,741,645
Lanxess AG	94,222	3,592,239
PPG Industries, Inc.	91,423	5,666,397

		17,000,281
Coal - 6.51%
Alpha Natural Resources, Inc. *	192,901	7,820,207
CONSOL Energy, Inc.	240,751	18,292,261
Foundation Coal Holdings, Inc.	80,433	4,646,614

		30,759,082
Commercial Services - 1.32%
AerCap Holdings NV *	251,242	5,037,402
Horsehead Holding Corp. * (g)	78,250	1,228,525

		6,265,927
Computers & Business Equipment - 1.84%
International Business Machines Corp.	76,298	8,687,290

Cosmetics & Toiletries - 1.46%
Avon Products, Inc.	181,703	6,915,616

Crude Petroleum & Natural Gas - 5.64%
Devon Energy Corp.	130,225	13,376,712
Noble Energy, Inc.	113,279	8,767,794
Pinnacle Gas Resources, Inc. * (g)	28,380	100,749
W&T Offshore, Inc.	124,212	4,407,042

		26,652,297
Electrical Utilities - 0.53%
Enel SpA	232,602	2,509,859

Electronics - 0.58%
Harman International Industries, Inc.	66,728	2,749,194

Energy - 0.41%
Rosetta Resources, Inc. * (g)	85,342	1,746,097
Rosetta Resources, Inc. *	8,715	178,309

		1,924,406
Financial Services - 9.37%
Apollo Investment Corp.	226,836	3,515,958

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Capital One Financial Corp.	85,131	$3,918,580
CIT Group, Inc.	141,004	3,133,109
Invesco, Ltd.	266,433	6,823,349
JP Morgan Chase & Company	130,064	5,287,102
Lehman Brothers Holdings, Inc.	121,909	6,216,140
MCG Capital Corp.	82,983	995,796
Morgan Stanley	152,468	6,421,952
PNC Financial Services Group, Inc.	87,965	5,403,690
Washington Mutual, Inc.	175,205	2,593,034

		44,308,710
Food & Beverages - 0.65%
Dean Foods Company *	115,691	2,489,670
Vintage Wine Trust, Inc. (g)	88,261	595,762

		3,085,432
Furniture & Fixtures - 0.66%
Leggett & Platt, Inc.	188,114	3,141,504

Gas & Pipeline Utilities - 1.09%
El Paso Corp.	315,051	5,135,331

Healthcare Products - 1.29%
Baxter International, Inc.	103,767	6,124,328

Holdings Companies/Conglomerates - 1.43%
Loews Corp.	161,408	6,753,311

Homebuilders - 0.90%
Centex Corp.	191,794	4,255,909

Household Appliances - 2.05%
Black & Decker Corp.	141,089	9,702,690

Household Products - 0.79%
Newell Rubbermaid, Inc.	163,951	3,721,688

Industrial Machinery - 2.02%
AGCO Corp. *	147,002	9,534,550

Industrials - 0.47%
Aecom Technology Corp. *	85,371	2,212,816

Insurance - 4.76%
ACE, Ltd.	159,108	8,948,234
Ambac Financial Group, Inc.	110,389	1,229,733
Castlepoint Holdings, Ltd. * (g)	72,452	915,069
Castlepoint Holdings, Ltd.	66,408	838,733
Genworth Financial, Inc., Class A	127,484	2,955,079
MetLife, Inc.	116,303	6,775,813
Primus Guaranty, Ltd. *	204,906	856,507

		22,519,168
International Oil - 10.71%
Anadarko Petroleum Corp.	121,756	7,760,728
ConocoPhillips	156,497	12,943,867
Murphy Oil Corp.	76,382	6,139,585
Petroleo Brasileiro SA, ADR	202,921	23,810,750

		50,654,930
Manufacturing - 2.20%
Rockwell Automation, Inc.	96,281	5,267,534
Tyco International, Ltd.	128,771	5,158,566

		10,426,100

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products - 3.04%
Southern Copper Corp. (a)	85,753	$9,785,275
Sterlite Industries India, Ltd. *	220,504	4,597,508

		14,382,783
Mining - 2.73%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	77,523	7,818,970
Grupo Mexico SA	732,000	5,091,876

		12,910,846
Paper - 0.43%
Smurfit-Stone Container Corp. *	255,014	2,027,361

Petroleum Services - 3.02%
Hercules Offshore, Inc. * (a)	215,919	5,471,387
PetroHawk Energy Corp. *	228,222	4,126,254
Petroplus Holdings AG *	70,362	4,670,957

		14,268,598
Pharmaceuticals - 1.57%
AmerisourceBergen Corp.	101,868	4,249,933
Bristol-Myers Squibb Company	139,460	3,153,191

		7,403,124
Railroads & Equipment - 2.39%
Union Pacific Corp.	90,732	11,319,724

Real Estate - 1.33%
DiamondRock Hospitality Company, REIT	254,281	3,175,970
Host Hotels & Resorts, Inc., REIT	139,046	2,251,155
JHSF Participacoes SA *	224,255	865,936

		6,293,061
Retail Trade - 2.94%
J.C. Penney Company, Inc.	91,897	4,246,560
The TJX Companies, Inc.	186,905	5,980,960
United Rentals, Inc. *	183,904	3,696,471

		13,923,991
Steel - 1.23%
Schnitzer Steel Industries, Inc.	88,548	5,797,238

Telecommunications Equipment &
Services - 2.17%
CommScope, Inc. *	65,049	2,724,252
DataPath, Inc. * (g)	80,000	280,000
Nokia Oyj, SADR	201,431	7,253,530

		10,257,782
Telephone - 3.08%
Harris Corp.	239,764	11,707,676
Windstream Corp.	242,014	2,846,085

		14,553,761
Tobacco - 2.15%
Loews Corp. - Carolina Group	134,733	10,144,048

Transportation - 0.31%
Arlington Tankers, Ltd. (a)	49,727	999,513
Omega Navigation Enterprises, Inc.	33,508	489,887

		1,489,400

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Trucking & Freight - 1.31%
Ryder Systems, Inc.	107,780	$6,209,206

TOTAL COMMON STOCKS (Cost $404,438,624)		$466,308,961

PREFERRED STOCKS - 0.89%

Chemicals - 0.24%
Celanese Corp.	22,251	1,115,331

Financial Services - 0.65%
CIT Group, Inc.	174,181	3,083,004

TOTAL PREFERRED STOCKS (Cost $4,420,973)		$4,198,335

SHORT TERM INVESTMENTS - 4.83%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$22,854,050	$22,854,050

TOTAL SHORT TERM INVESTMENTS
(Cost $22,854,050)		$22,854,050

REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$1,077,211 on 03/03/2008,
collateralized by $950,000 Federal
National Mortgage Association,
6.25% due 05/15/2029 (valued at
$1,102,000, including interest)	$1,077,000	$1,077,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,077,000)		$1,077,000

Total Investments (Value & Restructuring Fund)
(Cost $432,790,647) - 104.57%		$494,438,346
Liabilities in Excess of Other Assets - (4.57)%		(21,604,134)

TOTAL NET ASSETS - 100.00%		$472,834,212

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.14%

Aerospace - 4.52%
Alliant Techsystems, Inc. *	15,600	$1,637,064
BE Aerospace, Inc. *	152,596	5,234,043

		6,871,107
Agriculture - 4.05%
Monsanto Company	41,800	4,835,424
The Mosaic Company *	11,900	1,324,470

		6,159,894
Apparel & Textiles - 1.74%
Crocs, Inc. * (a)	30,000	729,600
Gildan Activewear, Inc. *	19,900	750,429
Guess?, Inc.	28,400	1,168,092

		2,648,121

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.48%
ArvinMeritor, Inc. (a)	64,500 $	$728,205

Banking - 0.48%
Northern Trust Corp.	10,800	730,404

Biotechnology - 2.46%
Charles River Laboratories International, Inc. *	12,900	755,682
Invitrogen Corp. *	25,900	2,188,291
Millennium Pharmaceuticals, Inc. *	56,900	796,031

		3,740,004
Broadcasting - 1.51%
Liberty Global, Inc., Class A *	61,100	2,297,360

Building Materials & Construction - 2.35%
Foster Wheeler, Ltd. *	54,656	3,577,235

Business Services - 2.83%
FTI Consulting, Inc. *	56,400	3,581,400
Informatica Corp. *	41,600	726,336

		4,307,736
Cellular Communications - 1.39%
NII Holdings, Inc. *	53,241	2,115,265

Chemicals - 1.22%
Syngenta AG *	2,900	833,777
Terra Industries, Inc. *	22,500	1,017,225

		1,851,002
Coal - 1.28%
Alpha Natural Resources, Inc. *	19,500	790,530
CONSOL Energy, Inc.	15,200	1,154,896

		1,945,426
Commercial Services - 0.80%
Shaw Group, Inc. *	19,000	1,223,220

Computers & Business Equipment - 1.32%
Apple, Inc. *	6,300	787,626
Juniper Networks, Inc. *	45,700	1,225,674

		2,013,300
Construction & Mining Equipment - 0.75%
National Oilwell Varco, Inc. *	18,400	1,146,320

Containers & Glass - 5.86%
Owens-Illinois, Inc. *	158,000	8,919,100

Crude Petroleum & Natural Gas - 2.72%
Patterson-UTI Energy, Inc.	33,000	783,090
Quicksilver Resources, Inc. *	35,300	1,214,320
Southwestern Energy Company *	14,300	932,789
Ultra Petroleum Corp. *	15,400	1,208,438

		4,138,637
Drugs & Health Care - 3.03%
BioMarin Pharmaceutical, Inc. *	79,100	3,008,964
CSL, Ltd.	24,600	825,070
Parexel International Corp. *	14,000	769,300

		4,603,334
Educational Services - 1.71%
Apollo Group, Inc., Class A *	18,300	1,123,254
DeVry, Inc.	16,700	733,798

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Educational Services (continued)
Strayer Education, Inc.	4,800	$747,360

		2,604,412
Electrical Equipment - 1.48%
Vestas Wind Systems AS *	22,200	2,250,589

Electrical Utilities - 2.17%
Allegheny Energy, Inc.	15,400	780,318
Quanta Services, Inc. *	71,375	1,704,435
Reliant Energy, Inc. *	35,800	816,240

		3,300,993
Electronics - 4.13%
Thermo Fisher Scientific, Inc. *	112,500	6,292,125

Energy - 2.71%
First Solar, Inc. *	11,100	2,277,720
JA Solar Holdings Company, Ltd. *	66,200	945,998
McDermott International, Inc. *	17,100	892,962

		4,116,680
Financial Services - 4.21%
Blackrock, Inc. (c)	7,700	1,488,025
GFI Group, Inc. *	14,700	1,125,285
MasterCard, Inc., Class A	11,900	2,261,000
Nasdaq Stock Market, Inc. *	19,100	792,841
State Street Corp.	9,500	746,225

		6,413,376
Healthcare Services - 5.52%
Covance, Inc. *	8,700	734,367
Express Scripts, Inc. *	75,300	4,450,230
Medco Health Solutions, Inc. *	72,500	3,212,475

		8,397,072
Household Products - 0.53%
Tupperware Brands Corp.	22,300	813,504

Industrial Machinery - 8.25%
AGCO Corp. *	72,000	4,669,920
Cameron International Corp. *	17,600	747,648
Dresser-Rand Group, Inc. *	77,583	2,643,253
Flowserve Corp.	41,200	4,486,680

		12,547,501
Insurance - 1.55%
AFLAC, Inc.	37,800	2,359,098

International Oil - 0.78%
Weatherford International, Ltd. *	17,300	1,192,316

Internet Retail - 0.95%
Mercadolibre, Inc. *	15,900	574,785
Priceline.com, Inc. * (a)	7,600	866,552

		1,441,337
Leisure Time - 2.74%
Bally Technologies, Inc. *	38,600	1,463,326
International Game Technology	24,200	1,092,630
Las Vegas Sands Corp. *	9,400	783,020
WMS Industries, Inc. *	21,850	829,644

		4,168,620

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products - 1.74%
Precision Castparts Corp.	24,045	$2,654,327

Petroleum Services - 1.28%
Core Laboratories N.V. *	9,595	1,166,752
Helmerich & Payne, Inc.	17,500	784,525

		1,951,277
Pharmaceuticals - 1.46%
Alexion Pharmaceuticals, Inc. *	25,500	1,545,555
Onyx Pharmaceuticals, Inc. * (a)	25,000	683,000

		2,228,555
Railroads & Equipment - 0.52%
CSX Corp. (a)	16,200	786,024

Real Estate - 0.75%
Annaly Capital Management, Inc., REIT	18,500	382,765
MFA Mortgage Investments, Inc., REIT	78,600	751,416

		1,134,181
Retail Trade - 4.69%
Aeropostale, Inc. *	31,700	851,462
GameStop Corp., Class A *	68,400	2,897,424
J. Crew Group, Inc. *	17,900	716,895
Tractor Supply Company *	19,800	741,312
Urban Outfitters, Inc. *	66,900	1,925,382

		7,132,475
Semiconductors - 2.42%
MEMC Electronic Materials, Inc. *	34,500	2,631,660
Microsemi Corp. *	48,600	1,057,050

		3,688,710
Software - 2.17%
Activision, Inc. *	121,100	3,299,975

Steel - 0.79%
Companhia Siderurgica Nacional SA, ADR	21,400	800,146
Mechel Steel Group, ADR	3,000	396,150

		1,196,296
Telecommunications Equipment &
Services - 2.47%
SBA Communications Corp. *	121,088	3,759,782

Tobacco - 1.11%
Swedish Match AB	36,000	839,037
UST, Inc.	15,600	846,924

		1,685,961
Toys, Amusements & Sporting Goods - 2.22%
Nintendo Company, Ltd.	6,800	3,385,688

TOTAL COMMON STOCKS (Cost $117,515,120)		$147,816,544

SHORT TERM INVESTMENTS - 2.19%
John Hancock Cash
Investment Trust, 3.5681% (c)(h)	$3,327,383	$3,327,383

TOTAL SHORT TERM INVESTMENTS
(Cost $3,327,383)		$3,327,383

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Portfolio of Investments — February 29, 2008 (Unaudited)
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.33%
Repurchase Agreement with State
Street Corp. dated 02/29/2008 at
2.35% to be repurchased at
$3,555,696 on 03/03/2008,
collateralized by $2,640,000 U.S.
Treasury Bonds, 8.125% due
08/15/2019 (valued at $3,630,000,
including interest)	$3,555,000	$3,555,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,555,000)		$3,555,000

Total Investments (Vista Fund)
(Cost $124,397,503) - 101.66%		$154,698,927
Liabilities in Excess of Other Assets - (1.66)%		(2,526,157)

TOTAL NET ASSETS - 100.00%		$152,172,770

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note. Represents the rate at period end.
(c)	Investment is an affiliate of the Trust's adviser or subadviser
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on February 29, 2008
(f)	The underlying fund's subadviser.
(g)	144A: Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	John Hancock Cash Investment Trust is managed by MFC Global
Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(i)	All or a portion of this position represents an unfunded loan commitment.
The coupon rate will be determined at time of settlement.
**	Purchased on a forward commitment
***	At February 29, 2008, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short (for Global Bond
Trust, Real Return Bond Trust, and Total Return Trust, all securities have been pledged as collateral).
****	At February 29, 2008, all or a portion of this security was pledged to cover margin requirements for open futures contracts.
Note:	For Global Bond Trust, Real Return Bond Trust, and Total Return Trust,
all securities have been pledged as collateral for forward commitments purchased and securities sold short.

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Absolute	Active	All Cap	All Cap
Assets	Return	Bond	Core	Growth

Investments in unaffiliated issuers, at value	$607,474	$617,717,835	$643,429,996	$111,440,162
Investments in affiliated issuers, at value (Note 2)	4,989,426[1]	—	3,527,892	1,942,173
Securities loaned, at value (Note 2)	—	—	3,458,718	1,904,091
Repurchase agreements, at value (Note 2)	—	23,325,000	53,641,000	8,099,000
Total investments, at value	5,596,900	641,042,835	704,057,606	123,385,426
Cash	44,418	311	142	551
Foreign currency, at value	—	565,426	—	549
Receivable for investments sold	—	7,537,427	2,033,600	3,564,010
Dividends and interest receivable (net of tax)	—	5,330,305	1,137,477	80,046
Receivable for security lending income	—	—	2,050	1,229
Receivable due from adviser	4,061	—	—	549
Other assets	74	—	—	—
Total assets	5,645,453	654,476,304	707,230,875	127,032,360

Liabilities

Payable for investments purchased	—	7,254,901	—	3,395,820
Payable for delayed delivery securities purchased	—	54,453,682	—	—
Payable for forward foreign currency exchange contracts (Note 2)	—	10,250	—	—
Payable for fund shares repurchased	—	79,514	5,326	25,016
Payable upon return of securities loaned (Note 2)	—	—	3,527,892	1,942,173
Swap contracts, at value (Note 2)	—	52,434	—	—
Payable for futures variation margin	8,416	—	1,509,730	—
Payable to affiliates
Fund administration fees	—	701	—	518
Trustees’ fees	4	297	193	126
Other payables and accrued expenses	16,441	85,269	50,617	30,357
Total liabilities	24,861	61,937,048	5,093,758	5,394,010

Net assets

Capital paid-in	$5,507,604	$593,881,285	$764,121,419	$111,616,216
Undistributed net investment income (loss)	(1,863)	4,601,631	1,248,853	(61,351)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, foreign currency transactions
and swap agreements	95,849	3,311,279	(37,521,529)	(311,041)
Net unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and translation of assets and liabilities
in foreign currencies	19,002	(9,254,939)	(25,711,626)	10,394,526
Net assets	$5,620,592	$592,539,256	$702,137,117	$121,638,350
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$555,354	$650,247,080	$721,482,952	$111,058,657
Investments in affiliated issuers, at cost	$4,987,739	—	$3,527,892	$1,942,173
Foreign currency, at cost	—	$553,959	—	$521

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$1,411,909	—	—	—
Shares outstanding	137,835	—	—	—
Net asset value and redemption price per share	$10.24	—	—	—

Class B2
Net assets	$1,395,423	—	—	—
Shares outstanding	136,668	—	—	—
Net asset value and offering price per share	$10.21	—	—	—

Class C2
Net assets	$1,395,429	—	—	—
Shares outstanding	136,668	—	—	—
Net asset value and offering price per share	$10.21	—	—	—

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Absolute	Active	All Cap	All Cap
Assets	Return	Bond	Core	Growth

Class 1
Net assets	$1,417,831	$34,990,643	—	$29,387,771
Shares outstanding	138,256	3,661,884	—	1,822,372
Net asset value, offering price and redemption price per share	$10.26	$9.56	—	$16.13

Class NAV
Net assets	—	$557,548,613	$702,137,117	$92,250,579
Shares outstanding	—	58,386,525	74,317,906	5,711,471
Net asset value, offering price and redemption price per share	—	$9.55	$9.45	$16.15

Maximum Public Offering Price Per Share:
Class A3 (net asset value per share ÷ 95%)	$10.78	—	—	—

1 See Note 8.

2 Redemption price is equal to net asset value less any applicable contingent sales charges (Notes 3).

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	All Cap	Blue Chip	Capital	Core
Assets	Value	Growth	Appreciation	Bond

Investments in unaffiliated issuers, at value	$88,651,823	$1,996,619,150	$992,919,859	$331,549,579
Investments in affiliated issuers, at value (Note 2)	1,256,342	15,054,021	32,639,616	—
Securities loaned, at value (Note 2)	1,231,708	14,758,844	31,999,624	—
Repurchase agreements, at value (Note 2)	1,610,000	2,191,000	50,128,000	6,598,000
Total investments, at value	92,749,873	2,028,623,015	1,107,687,099	338,147,579
Cash	172	55	84	396
Foreign currency, at value	—	24,861	—	—
Receivable for investments sold	1,331,564	11,467,959	1,517,491	2,886,036
Receivable for delayed delivery securities sold	—	—	—	99,289,081
Receivable for fund shares sold	17,178	1,275,491	815,683	11,048
Dividends and interest receivable (net of tax)	199,637	1,672,164	873,627	2,094,152
Receivable for security lending income	1,229	32,787	73,771	—
Total assets	94,299,653	2,043,096,332	1,110,967,755	442,428,292

Liabilities

Payable for investments purchased	147,623	35,652,006	7,977,238	6,074,050
Payable for delayed delivery securities purchased	—	—	—	151,288,276
Payable for fund shares repurchased	37,531	—	3,130	24,525
Payable upon return of securities loaned (Note 2)	1,256,342	15,054,021	32,639,616	—
Options written, at value (Note 2)	—	—	—	—
Investments sold short, at value (Note 2)	—	—	—	148,359
Payable for interest on securities sold short	—	—	—	302
Payable to affiliates
Fund administration fees	384	1,002	—	473
Trustees’ fees	245	1,066	440	161
Other payables and accrued expenses	36,600	87,576	31,056	69,467
Total liabilities	1,478,725	50,795,671	40,651,480	157,605,613

Net assets

Capital paid-in	$86,506,003	$1,878,497,293	$1,081,213,251	$276,851,412
Undistributed net investment income (loss)	190,231	750,942	535,348	1,913,340
Accumulated undistributed net realized gain (loss) on investments
and foreign currency transactions	12,946	(28,256,115)	(48,646,551)	1,339,441
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	6,111,748	141,308,541	37,214,227	4,718,486
Net assets	$92,820,928	$1,992,300,661	$1,070,316,275	$284,822,679
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$85,381,783	$1,872,256,269	$1,037,833,256	$333,428,432
Investments in affiliated issuers, at cost	$1,256,342	$15,054,021	$32,639,616	—
Foreign currency, at cost	—	$24,654	—	—
Proceeds received on short sales	—	—	—	$147,698

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$24,086,264	$181,351,445	$61,208,257	$3,855,715
Shares outstanding	2,162,662	9,556,666	5,988,848	300,056
Net asset value, offering price and redemption price per share	$11.14	$18.98	$10.22	$12.85

Class NAV
Net assets	$68,734,664	$1,810,949,216	$1,009,108,018	$280,966,964
Shares outstanding	6,199,719	95,496,015	98,655,353	21,882,605
Net asset value, offering price and redemption price per share	$11.09	$18.96	$10.23	$12.84

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

			Emerging	Emerging
	Core	Emerging	Markets	Small
Assets	Equity	Growth	Value	Company

Investments in unaffiliated issuers, at value	$784,535,983	$117,560,733	$470,324,468	$49,024,472
Investments in affiliated issuers, at value (Note 2)	—	31,700,179	—	9,297,187
Securities loaned, at value (Note 2)	—	31,078,607	—	9,114,889
Repurchase agreements, at value (Note 2)	35,121,000	50,000	779,000	3,291,000
Total investments, at value	819,656,983	180,389,519	471,103,468	70,727,548
Cash	394	920	497	923
Foreign currency, at value	—	—	838,367	—
Receivable for investments sold	—	204,355	—	2,118,368
Receivable for fund shares sold	1,468,386	—	5,623	206,372
Dividends and interest receivable (net of tax)	931,973	12,939	1,070,988	3,939
Receivable for security lending income	—	209,016	—	8,196
Receivable due from adviser	—	—	—	7,542
Other assets	—	—	212	—
Total assets	822,057,736	180,816,749	473,019,155	73,072,888

Liabilities

Capital gains withholding tax	—	—	487,408	—
Payable for investments purchased	5,035,513	—	827,755	1,474,004
Payable for fund shares repurchased	—	193,589	—	—
Payable upon return of securities loaned (Note 2)	—	31,700,179	—	9,297,187
Payable to affiliates
Fund administration fees	1,685	937	4,709	—
Trustees’ fees	502	215	—	22
Other payables and accrued expenses	46,624	63,516	133,125	14,050
Total liabilities	5,084,324	31,958,436	1,452,997	10,785,263

Net assets

Capital paid-in	$940,648,523	$186,489,716	$440,836,149	$67,729,620
Undistributed net investment income (loss)	1,591,290	356,518	293,436	(116,702)
Accumulated undistributed net realized gain (loss) on investments,
options written and foreign currency transactions	2,785,648	(12,269,937)	10,312,643	(4,085,971)
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	(128,052,049)	(25,717,984)	20,123,930[1]	(1,239,322)
Net assets	$816,973,412	$148,858,313	$471,566,158	$62,287,625
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$947,709,032	$174,407,324	$450,522,001	$62,669,397
Investments in affiliated issuers, at cost	—	$31,700,179	—	$9,297,187
Foreign currency, at cost	—	—	$822,294	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$10,409,029	$96,507,823	—	$38,705,012
Shares outstanding	825,153	7,198,018	—	1,477,290
Net asset value, offering price and redemption price per share	$12.61	$13.41	—	$26.20

Class NAV
Net assets	$806,564,383	$52,350,490	$471,566,158	$23,582,613
Shares outstanding	63,851,022	3,903,786	42,368,386	899,374
Net asset value, offering price and redemption price per share	$12.63	$13.41	$11.13	$26.22

1 Net of deferred India foreign withholding taxes of $487,408.

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

		Fundamental	Global	Global
Assets	Equity-Income	Value	Bond	Real Estate

Investments in unaffiliated issuers, at value	$854,200,990	$1,130,050,618	$1,235,442,111	$401,141,702
Investments in affiliated issuers, at value (Note 2)	24,547,766	38,111,955	—	69,670,577
Securities loaned, at value (Note 2)	24,066,437	37,364,662	—	66,992,136
Repurchase agreements, at value (Note 2)	7,691,000	—	7,974,000	6,733,000
Total investments, at value	910,506,193	1,205,527,235	1,243,416,111	544,537,415
Cash	—	2,070	69	288
Foreign currency, at value	—	23,679	7,255,364	5,121,437
Cash segregated for future contracts	—	—	5,835,100	—
Receivable for investments sold	797,242	2,388,597	—	1,080,976
Receivable for delayed delivery securities sold	—	—	219,800,878	—
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	14,186,937	18,571
Receivable for fund shares sold	485,162	650,717	463,292	220,264
Dividends and interest receivable (net of tax)	2,909,637	1,250,744	10,189,325	1,174,909
Receivable for security lending income	10,656	4,098	—	15,574
Swap contracts, at value (Note 2)[1]	—	—	70,786,406	—
Receivable for futures variation margin	—	—	217,970	—
Receivable due from adviser	95	—	—	—
Swap premium receivable	—	—	61,109,662	—
Total assets	914,708,985	1,209,847,140	1,633,261,114	552,169,434

Liabilities

Capital gains withholding tax	—	—	—	31,730
Payable for investments purchased	1,047,289	646,056	293,839,565	2,450,901
Payable for delayed delivery securities purchased	—	—	187,398,396	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	7,970,171	4,785,324
Swap premium payable	—	—	60,949,712	—
Payable for fund shares repurchased	118,242	225	7,936,185	—
Payable upon return of securities loaned (Note 2)	24,547,766	38,111,955	—	69,670,577
Options written, at value (Note 2)	—	—	11,877,373	—
Investments sold short, at value (Note 2)	—	—	150,659,259	—
Payable for interest on securities sold short	—	—	312,421	—
Swap contracts, at value (Note 2)[2]	—	—	15,220,234	—
Payable to affiliates
Fund administration fees	2,029	966	935	958
Trustees’ fees	593	649	481	216
Other payables and accrued expenses	53,059	62,624	169,946	152,492
Total liabilities	25,768,978	38,822,475	736,334,678	77,092,198

Net assets

Capital paid-in	$877,000,324	$1,125,037,061	$803,939,960	$548,315,159
Undistributed net investment income (loss)	3,723,774	1,507,298	(34,971,658)	(12,820,179)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, short sales, foreign currency
transactions and swap agreements	34,633,868	(5,451,852)	49,118,476	(37,481,006)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap agreements and
translation of assets and liabilities in foreign currencies	(26,417,959)	49,932,158	78,839,658	(22,936,738)[3]
Net assets	$888,940,007	$1,171,024,665	$896,926,436	$475,077,236
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$912,376,386	$1,117,484,663	$1,201,279,116	$493,082,174
Investments in affiliated issuers, at cost	$24,547,766	$38,111,955	—	$69,670,577
Foreign currency, at cost	—	$23,963	$7,229,994	$5,082,960
Proceeds received on short sales	—	—	$150,685,273	—
Premiums received on written options	—	—	$6,144,740	—

1 Includes net upfront payment of $11,953,412 made by Global Bond.

2 Includes net upfront payment of $6,297,654 received by Global Bond.

3 Net of deferred India foreign withholding taxes of $31,730.

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

		Fundamental	Global	Global
Net asset value per share	Equity-Income	Value	Bond	Real Estate

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$174,705,602	$78,198,889	$65,749,082	—
Shares outstanding	10,419,765	4,829,759	4,085,645	—
Net asset value, offering price and redemption price per share	$16.77	$16.19	$16.09	—

Class NAV
Net assets	$714,234,405	$1,092,825,776	$831,177,354	$475,077,236
Shares outstanding	42,637,518	67,606,881	51,742,213	53,567,162
Net asset value, offering price and redemption price per share	$16.75	$16.16	$16.06	$8.87

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

				International
Assets	High Income	High Yield	Index 500	Equity Index

Investments in unaffiliated issuers, at value	$387,227,880	$1,407,062,701	$611,478,631	$412,280,643
Investments in affiliated issuers, at value (Note 2)	815,796	28,559,280	—	46,839,823
Securities loaned, at value (Note 2)	799,800	27,999,294	—	44,725,565
Repurchase agreements, at value (Note 2)	15,000	53,500,000	—	—
Total investments, at value	388,858,476	1,517,121,275	611,478,631	503,846,031
Cash	—	2,347,131	4,189	—
Foreign currency, at value	—	4,796,116	—	13,832,193
Cash collateral at broker for futures contracts	—	—	2,440,000	—
Receivable for investments sold	65,586	1,041,308	—	109,845
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	244,386
Receivable for fund shares sold	31,169	62	3,324,638	484,966
Dividends and interest receivable (net of tax)	9,164,527	33,404,682	1,316,668	951,948
Receivable for security lending income	—	867,814	—	26,393
Receivable for futures variation margin	—	—	—	3,209,301
Receivable due from adviser	—	—	—	4,778
Total assets	398,119,758	1,559,578,388	618,564,126	522,709,841

Liabilities

Due to custodian	38,610	—	—	—
Payable for investments purchased	5,004,037	7,524,903	—	181,418
Payable for forward foreign currency exchange contracts (Note 2)	346,129	48,892	—	58
Payable for fund shares repurchased	—	23,117	—	—
Payable upon return of securities loaned (Note 2)	815,796	28,559,280	—	46,839,823
Payable for futures variation margin	—	—	512,978	—
Payable to affiliates
Fund administration fees	507	3,047	—	956
Trustees’ fees	169	979	—	254
Investment management fees	—	—	291	—
Other payables and accrued expenses	35,336	113,115	11,138	18,752
Total liabilities	6,240,584	36,273,333	524,407	47,041,261

Net assets

Capital paid-in	$451,350,049	$1,665,076,315	$669,271,732	$414,711,171
Undistributed net investment income (loss)	5,428,687	23,355,868	1,751,470	(2,560,748)
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, options written and foreign currency transactions	2,523,551	(19,321,846)	(2,508,270)	2,041,578
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign
currencies	(67,423,113)	(145,805,282)	(50,475,213)	61,476,579
Net assets	$391,879,174	$1,523,305,055	$618,039,719	$475,668,580
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$455,123,262	$1,634,651,427	$661,682,559	$394,291,225
Investments in affiliated issuers, at cost	$815,796	$28,559,280	—	$46,839,823
Foreign currency, at cost	—	$4,488,740	—	$13,499,733

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$44,178,455	—	—
Shares outstanding	—	4,786,674	—	—
Net asset value, offering price and redemption price per share	—	$9.23	—	—

Class NAV
Net assets	$391,879,174	$1,479,126,600	$618,039,719	$475,668,580
Shares outstanding	44,734,043	161,045,788	63,431,178	22,923,824
Net asset value, offering price and redemption price per share	$8.76	$9.18	$9.74	$20.75

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

			International
	International	International	Small	International
Assets	Opportunities	Small Cap	Company	Value

Investments in unaffiliated issuers, at value	$734,100,678	$358,195,227	$231,538,952	$1,501,911,480
Investments in affiliated issuers, at value (Note 2)	22,874,290	72,541,984	36,441,104	122,108,415
Securities loaned, at value (Note 2)	21,785,038	69,087,604	34,707,985	116,465,054
Repurchase agreements, at value (Note 2)	48,007,000	55,000	251,000	56,000
Total investments, at value	826,767,006	499,879,815	302,939,041	1,740,540,949
Cash	418	870	246	488
Foreign currency, at value	1,662,526	10,946,277	1,129,313	4,160,435
Receivable for investments sold	3,586,061	807,545	95,963	—
Receivable for fund shares sold	68,685	42,637	—	74,100
Dividends and interest receivable (net of tax)	666,295	1,420,471	306,876	2,624,610
Receivable for security lending income	30,082	—	6,311	92,376
Receivable due from adviser	1,687	—	—	2,307
Total assets	832,782,760	513,097,615	304,477,750	1,747,495,265

Liabilities

Payable for investments purchased	12,102,789	687,572	526,568	—
Payable for fund shares repurchased	150,688	42,691	210,524	544,686
Payable upon return of securities loaned (Note 2)	22,874,290	72,541,984	36,441,104	122,108,415
Payable to affiliates
Fund administration fees	1,870	1,422	463	—
Trustees’ fees	479	308	119	603
Other payables and accrued expenses	231,900	241,372	75,691	354,609
Total liabilities	35,362,016	73,515,349	37,254,469	123,008,313

Net assets

Capital paid-in	$692,478,401	$421,312,195	$270,691,621	$1,600,399,416
Undistributed net investment income (loss)	(152,682)	(6,612,488)	(927,258)	4,804,390
Accumulated undistributed net realized gain (loss) on investments
and foreign currency transactions	2,840,908	24,166,746	4,845,908	20,855,668
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	102,254,117	715,813	(7,386,990)	(1,572,522)
Net assets	$797,420,744	$439,582,266	$267,223,281	$1,624,486,952
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$701,665,466	$427,046,121	$273,919,900	$1,620,192,666
Investments in affiliated issuers, at cost	$22,874,290	$72,541,984	$36,441,104	$122,108,415
Foreign currency, at cost	$1,639,958	$10,531,720	$1,107,336	$4,011,527

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$34,348,274	$55,175,756	—	$430,604,622
Shares outstanding	1,997,761	3,158,429	—	25,182,646
Net asset value, offering price and redemption price per share	$17.19	$17.47	—	$17.10

Class NAV
Net assets	$763,072,470	$384,406,510	$267,223,281	$1,193,882,330
Shares outstanding	44,287,035	22,006,242	27,800,449	69,991,624
Net asset value, offering price and redemption price per share	$17.23	$17.47	$9.61	$17.06

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Investment		Large Cap	Mid Cap
Assets	Quality Bond	Large Cap	Value	Index

Investments in unaffiliated issuers, at value	$164,935,026	$350,644,250	$536,593,801	$285,859,425
Investments in affiliated issuers, at value (Note 2)	—	7,696,113	11,149,302	20,074,110
Securities loaned, at value (Note 2)	—	7,545,209	10,930,688	19,680,500
Repurchase agreements, at value (Note 2)	25,100,000	6,018,000	416,000	—
Total investments, at value	190,035,026	371,903,572	559,089,791	325,614,035
Cash	108,306	331	798	1,276
Foreign currency, at value	51,600	—	—	—
Cash collateral at broker for futures contracts	—	—	—	3,050,000
Receivable for investments sold	135,590	2,083,370	—	—
Receivable for forward foreign currency exchange contracts (Note 2)	432,342	—	—	—
Receivable for fund shares sold	94,735	85,756	113,113	546,792
Dividends and interest receivable (net of tax)	1,800,721	812,243	1,355,286	322,026
Receivable for security lending income	—	1,229	4,917	3,279
Unrealized appreciation on forward foreign bond contracts (Note 2)	121,255	—	—	—
Receivable for futures variation margin	130,343	—	—	—
Other assets	—	38	—	82
Total assets	192,909,918	374,886,539	560,563,905	329,537,490

Liabilities

Payable for investments purchased	791,914	3,671,569	—	—
Payable for forward foreign currency exchange contracts (Note 2)	250,284	—	—	—
Payable for fund shares repurchased	1,692	12,492	58,941	—
Payable upon return of securities loaned (Note 2)	—	7,696,113	11,149,302	20,074,110
Unrealized depreciation on forward foreign bond contracts (Note 2)	68,403	—	—	—
Payable for futures variation margin	—	—	—	195,650
Payable to affiliates
Fund administration fees	160	604	1,016	5,982
Trustees’ fees	103	179	150	—
Investment management fees	—	—	—	2,160
Other payables and accrued expenses	53,705	23,404	76,205	74,625
Total liabilities	1,166,261	11,404,361	11,285,614	20,352,527

Net assets

Capital paid-in	$187,289,526	$395,808,933	$546,964,088	$331,105,651
Undistributed net investment income (loss)	1,217,756	1,013,858	1,169,889	592,886
Accumulated undistributed net realized gain (loss) on investments,
futures contracts and foreign currency transactions	662,397	3,696,891	(7,853,102)	(1,785,376)
Net unrealized appreciation (depreciation) on investments, futures contracts, forward foreign bond contracts and translation of assets
and liabilities in foreign currencies	2,573,978	(37,037,504)	8,997,416	(20,728,198)
Net assets	$191,743,657	$363,482,178	$549,278,291	$309,184,963
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$187,858,427	$401,244,963	$538,943,073	$326,185,468
Investments in affiliated issuers, at cost	—	$7,696,113	$11,149,302	$20,074,110
Foreign currency, at cost	$50,939	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$51,033,228	$25,218,236	$116,057,636	—
Shares outstanding	4,247,003	1,830,928	5,027,985	—
Net asset value, offering price and redemption price per share	$12.02	$13.77	$23.08	—

Class NAV
Net assets	$140,710,429	$338,263,942	$433,220,655	$309,184,963
Shares outstanding	11,721,606	24,556,762	18,734,617	17,508,685
Net asset value, offering price and redemption price per share	$12.00	$13.77	$23.12	$17.66

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Mid Cap	Mid Cap	Mid Cap	Mid Cap
Assets	Intersection	Stock	Value	Value Equity

Investments in unaffiliated issuers, at value	$305,872,593	$581,643,550	$226,148,051	$125,104,308
Investments in affiliated issuers, at value (Note 2)	—	22,000,487	13,474,412	6,779,517
Securities loaned, at value (Note 2)	—	21,569,105	13,210,208	6,646,585
Repurchase agreements, at value (Note 2)	2,687,000	49,700,000	5,636,000	—
Total investments, at value	308,559,593	674,913,142	258,468,671	138,530,410
Cash	648	46,100	362	210,627
Foreign currency, at value	—	22	—	2,035
Receivable for investments sold	3,113,029	12,628,916	862,785	—
Receivable for fund shares sold	—	391,494	81,593	66,662
Dividends and interest receivable (net of tax)	218,707	320,589	374,797	196,950
Receivable for security lending income	—	24,590	819	2,050
Total assets	311,891,977	688,324,853	259,789,027	139,008,734

Liabilities

Payable for investments purchased	36,956	10,678,638	968,730	128,698
Payable upon return of securities loaned (Note 2)	—	22,000,487	13,474,412	6,779,517
Payable to affiliates
Fund administration fees	2,806	—	696	452
Trustees’ fees	—	158	124	—
Other payables and accrued expenses	17,806	35,121	47,465	19,150
Total liabilities	57,568	32,714,404	14,491,427	6,927,817

Net assets

Capital paid-in	$369,094,546	$644,552,343	$275,640,798	$131,145,295
Undistributed net investment income (loss)	(74,267)	(43,981)	388,304	122,943
Accumulated undistributed net realized gain (loss) on investments
and foreign currency transactions	(32,900,365)	(6,578,448)	4,824,423	1,442,525
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	(24,285,505)	17,680,535	(35,555,925)	(629,846)
Net assets	$311,834,409	$655,610,449	$245,297,600	$132,080,917
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$332,845,099	$635,238,137	$280,550,184	$132,380,869
Investments in affiliated issuers, at cost	—	$22,000,487	$13,474,412	$6,779,517
Foreign currency, at cost	—	$24	—	$2,108

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$289,268,989	$88,686,932	—
Shares outstanding	—	16,915,623	5,215,559	—
Net asset value, offering price and redemption price per share	—	$17.10	$17.00	—

Class NAV
Net assets	$311,834,409	$366,341,460	$156,610,668	$132,080,917
Shares outstanding	36,735,607	21,383,710	9,214,334	12,877,625
Net asset value, offering price and redemption price per share	$8.49	$17.13	$17.00	$10.26

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Natural	Quantitative	Quantitative	Real Estate
Assets	Resources	All Cap	Mid Cap	Equity

Investments in unaffiliated issuers, at value	$618,088,143	$5,062,376	$95,386,224	$209,962,885
Investments in affiliated issuers, at value (Note 2)	62,304,615	278,715	4,097,412	13,984,709
Securities loaned, at value (Note 2)	59,878,074	273,250	4,017,071	13,710,499
Repurchase agreements, at value (Note 2)	20,800,000	—	—	6,418,000
Total investments, at value	761,070,832	5,614,341	103,500,707	244,076,093
Cash	20,978	23,747	443	382
Receivable for investments sold	4,012,126	540,806	—	1,238,061
Receivable for fund shares sold	680,052	—	—	534,310
Dividends and interest receivable (net of tax)	1,354,485	14,374	97,980	374,235
Receivable for security lending income	12,705	410	13,934	1,639
Receivable due from adviser	—	5,331	—	—
Other assets	—	70	—	—
Total assets	767,151,178	6,199,079	103,613,064	246,224,720

Liabilities

Payable for investments purchased	—	568,961	—	2,296,819
Payable for fund shares repurchased	89,708	—	129,415	—
Payable upon return of securities loaned (Note 2)	62,304,615	278,715	4,097,412	13,984,709
Payable to affiliates
Fund administration fees	3,823	1,250	1,062	418
Trustees’ fees	630	—	121	182
Other payables and accrued expenses	136,132	16,609	22,761	20,310
Total liabilities	62,534,908	865,535	4,250,771	16,302,438

Net assets

Capital paid-in	$439,612,007	$5,660,734	$108,351,324	$271,322,810
Undistributed net investment income (loss)	161,828	16,771	337,952	594,545
Accumulated undistributed net realized gain (loss) on investments
and foreign currency transactions	85,476,689	(159,686)	(8,442,569)	(2,761,871)
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	179,365,746	(184,275)	(884,414)	(39,233,202)
Net assets	$704,616,270	$5,333,544	$99,362,293	$229,922,282
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$519,402,284	$5,519,900	$100,287,695	$269,324,586
Investments in affiliated issuers, at cost	$62,304,615	$278,715	$4,097,412	$13,984,709

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	$1,339,193	—	—
Shares outstanding	—	141,217	—	—
Net asset value and redemption price per share	—	$9.48	—	—

Class B1
Net assets	—	$1,324,377	—	—
Shares outstanding	—	140,131	—	—
Net asset value and offering price per share	—	$9.45	—	—

Class C1
Net assets	—	$1,324,377	—	—
Shares outstanding	—	140,131	—	—
Net asset value and offering price per share	—	$9.45	—	—

Class I
Net assets	—	$1,345,597	—	—
Shares outstanding	—	141,681	—	—
Net asset value, offering price and redemption price per share	—	$9.50	—	—

Class 1
Net assets	$157,703,526	—	$99,362,293	—
Shares outstanding	4,065,822	—	8,989,729	—
Net asset value, offering price and redemption price per share	$38.79	—	$11.05	—

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Natural	Quantitative	Quantitative	Real Estate
Assets	Resources	All Cap	Mid Cap	Equity

Class NAV
Net assets	$546,912,744	—	—	$229,922,282
Shares outstanding	14,159,365	—	—	28,422,474
Net asset value, offering price and redemption price per share	$38.63	—	—	$8.09

Maximum Public Offering Price Per Share:
Class A2 (net asset value per share ÷ 95%)	—	$9.98	—	—

1 Redemption price is equal to net asset value less any applicable contingent sales charges (Note 3).

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Real Estate	Real Return		Small Cap
Assets	Securities	Bond	Small Cap	Index

Investments in unaffiliated issuers, at value	$96,922,766	$1,490,260,349	$114,148,289	$43,040,806
Investments in affiliated issuers, at value (Note 2)	8,247,115	—	33,741,185	8,062,588
Securities loaned, at value (Note 2)	8,085,407	—	33,079,593	7,904,499
Repurchase agreements, at value (Note 2)	978,000	18,974,000	5,265,000	—
Total investments, at value	114,233,288	1,509,234,349	186,234,067	59,007,893
Cash	335	755	440	—
Foreign currency, at value	—	4,064,760	—	—
Cash collateral at broker for futures contracts	—	6,170,000	—	1,300,000
Receivable for investments sold	186,511	299,240	681,146	620
Receivable for delayed delivery securities sold	—	311,729,854	—	—
Receivable for forward foreign currency exchange contracts (Note 2)	—	7,636,666	—	—
Receivable for fund shares sold	83,749	176,616	33,187	148,405
Dividends and interest receivable (net of tax)	135,928	9,815,452	30,795	32,832
Receivable for security lending income	819	—	70,328	31,147
Swap contracts, at value (Note 2)[1]	—	14,326,671	—	—
Swap premium receivable	—	1,154,997	—	—
Total assets	114,640,630	1,864,609,360	187,049,963	60,520,897

Liabilities

Due to custodian	—	—	—	44,514
Payable for investments purchased	519,338	708,353	333,570	—
Payable for delayed delivery securities purchase	—	754,498,238	—	—
Payable for forward foreign currency exchange contracts (Note 2)	—	3,798,024	—	—
Swap premium payable	—	1,060,900	—	—
Payable for fund shares repurchased	49,162	973,207	—	—
Payable upon return of securities loaned (Note 2)	8,247,115	—	33,741,185	8,062,588
Options written, at value (Note 2)	—	7,267,548	—	—
Investments sold short, at value (Note 2)	—	142,406,436	—	—
Payable for interest on securities sold short	—	712,710	—	—
Swap contracts, at value (Note 2)[2]	—	17,896,771	—	—
Payable for futures variation margin	—	194,518	—	168,607
Payable to affiliates
Fund administration fees	1,169	1,572	633	1,392
Trustees’ fees	303	568	118	70
Investment management fees	—	—	—	2,325
Other payables and accrued expenses	26,463	67,716	11,908	17,859
Total liabilities	8,843,550	929,586,561	34,087,414	8,297,355

Net assets

Capital paid-in	$107,192,749	$845,146,761	$165,233,948	$59,376,710
Undistributed net investment income (loss)	532,190	7,657,090	53,205	172,561
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, short sales, foreign currency
transactions and swap agreements	(3,815,802)	29,436,610	(2,233,168)	(1,304,296)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap agreements and
translation of assets and liabilities in foreign currencies	1,887,943	52,782,338	(10,091,436)	(6,021,433)
Net assets	$105,797,080	$935,022,799	$152,962,549	$52,223,542
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$104,098,230	$1,472,642,358	$162,584,318	$56,807,741
Investments in affiliated issuers, at cost	$8,247,115	—	$33,741,185	$8,062,588
Foreign currency, at cost	—	$4,036,248	—	—
Proceeds received on short sales	—	$140,366,430	—	—
Premiums received on written options	—	$4,513,347	—	—

1 Includes net upfront payment of $1,566,832 made by Real Return Bond.

2 Includes net upfront payment of $6,574,459 received by Real Return Bond.

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Real Estate	Real Return		Small Cap
Assets	Securities	Bond	Small Cap	Index

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$105,797,080	$36,151,485	$1,091,353	—
Shares outstanding	8,242,911	2,476,444	94,776	—
Net asset value, offering price and redemption price per share	$12.83	$14.60	$11.52	—

Class NAV
Net assets	—	$898,871,314	$151,871,196	$52,223,542
Shares outstanding	—	62,016,166	13,156,161	4,371,323
Net asset value, offering price and redemption price per share	—	$14.49	$11.54	$11.95

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

			Small	Small
	Small Cap	Small	Company	Company
Assets	Opportunities	Company	Growth	Value

Investments in unaffiliated issuers, at value	$137,458,241	$70,801,899	$169,754,455	$390,710,001
Investments in affiliated issuers, at value (Note 2)	22,112,090	5,162,216	20,671,802	45,554,047
Securities loaned, at value (Note 2)	21,678,520	5,060,996	20,266,473	44,660,830
Repurchase agreements, at value (Note 2)	—	404,000	5,254,000	997,000
Total investments, at value	181,248,851	81,429,111	215,946,730	481,921,878
Cash	—	718	148	—
Foreign currency, at value	763,908	—	—	—
Receivable for investments sold	3,252,068	74,819	1,038,916	361,425
Receivable for fund shares sold	24,886	3,599	1,625	95,110
Dividends and interest receivable (net of tax)	106,567	26,364	37,021	422,920
Receivable for security lending income	31,147	4,917	4,098	20,492
Other assets	—	—	136	—
Total assets	185,427,427	81,539,528	217,028,674	482,821,825

Liabilities

Due to custodian	462,709	—	—	—
Payable for investments purchased	1,708,374	206,022	759,850	767,499
Payable for fund shares repurchased	—	6,644	—	22,504
Payable upon return of securities loaned (Note 2)	22,112,090	5,162,216	20,671,802	45,554,047
Payable to affiliates
Fund administration fees	560	—	317	1,067
Trustees’ fees	196	98	77	317
Other payables and accrued expenses	26,775	46,109	20,448	35,424
Total liabilities	24,310,704	5,421,089	21,452,494	46,380,858

Net assets

Capital paid-in	$167,075,159	$85,593,557	$205,937,016	$427,160,612
Undistributed net investment income (loss)	672,518	(37,398)	(618,824)	771,857
Accumulated undistributed net realized gain (loss) on investments,
futures contracts and foreign currency transactions	(1,333,058)	(8,078,354)	5,616	(963,631)
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	(5,297,896)	(1,359,366)	(9,747,628)	9,472,129
Net assets	$161,116,723	$76,118,439	$195,576,180	$436,440,967
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$164,455,855	$77,626,261	$205,022,556	$426,895,702
Investments in affiliated issuers, at cost	$22,112,090	$5,162,216	$20,671,802	$45,554,047
Foreign currency, at cost	$742,711	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$28,103,043	$4,290,996	—	$117,977,935
Shares outstanding	1,411,623	318,004	—	5,214,197
Net asset value, offering price and redemption price per share	$19.91	$13.49	—	$22.63

Class NAV
Net assets	$133,013,680	$71,827,443	$195,576,180	$318,463,032
Shares outstanding	6,711,329	5,312,019	17,129,510	14,090,632
Net asset value, offering price and redemption price per share	$19.82	$13.52	$11.42	$22.60

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	Spectrum	Strategic	Strategic	Total Bond
Assets	Income	Bond	Income	Market

Investments in unaffiliated issuers, at value	$1,051,624,529	$573,420,415	$450,788,982	$55,110,904
Investments in affiliated issuers, at value (Note 2)	2,996,544	—	2,403,120	—
Securities loaned, at value (Note 2)	2,937,788	—	2,356,000	—
Repurchase agreements, at value (Note 2)	20,858,000	5,600,000	109,000	1,026,000
Total investments, at value	1,078,416,861	579,020,415	455,657,102	56,136,904
Cash	519	5,040,173	308	695
Foreign currency, at value	172,641	729,153	101,404	—
Cash collateral at broker for futures contracts	—	—	100,800	—
Receivable for investments sold	2,322,865	59,391	—	457,568
Receivable for delayed delivery securities sold	—	76,690,684	—	—
Receivable for forward foreign currency exchange contracts (Note 2)	1,094,859	—	6,415,500	—
Receivable for fund shares sold	—	27,284	—	7,585
Dividends and interest receivable (net of tax)	11,019,939	6,484,421	7,307,985	549,086
Receivable for security lending income	2,459	2,459	82	—
Swap contracts, at value (Note 2)	49,133	—	—	—
Receivable for futures variation margin	52,918	2,844,967	—	—
Receivable due from adviser	—	—	—	875
Total assets	1,093,132,194	670,898,947	469,583,181	57,152,713

Liabilities

Payable for investments purchased	10,464,722	6,222,063	—	377,946
Payable for delayed delivery securities purchased	14,376,784	168,552,623	—	—
Payable for forward foreign currency exchange contracts (Note 2)	733,658	14,786	10,575,415	—
Payable for fund shares repurchased	356,141	86,106	26,776	—
Payable upon return of securities loaned (Note 2)	2,996,544	—	2,403,120	—
Options written, at value (Note 2)	1,406	1,113,931	—	—
Swap contracts, at value (Note 2)	19,197	—	—	—
Payable for futures variation margin	—	—	160,656	—
Payable to affiliates
Fund administration fees	1,259	585	1,107	—
Trustees’ fees	613	258	160	—
Other payables and accrued expenses	307,053	72,488	63,443	22,863
Total liabilities	29,257,377	176,062,840	13,230,677	400,809

Net assets

Capital paid-in	$1,037,336,801	$516,009,852	$442,009,244	$54,876,691
Undistributed net investment income (loss)	7,827,201	8,600,185	11,057,491	372,120
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, foreign currency transactions
and swap agreements	8,376,595	(2,788,274)	(601,989)	194,365
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements and translation of
assets and liabilities in foreign currencies	10,334,220	(26,985,656)	3,887,758	1,308,728
Net assets	$1,063,874,817	$494,836,107	$456,352,504	$56,751,904
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,065,718,539	$605,842,622	$445,142,925	$54,828,176
Investments in affiliated issuers, at cost	$2,996,544	—	$2,403,120	—
Foreign currency, at cost	$170,399	$707,009	$100,694	—
Premiums received on written options	$7,167	$1,118,626	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$42,060,147	—	—
Shares outstanding	—	3,717,021	—	—
Net asset value, offering price and redemption price per share	—	$11.32	—	—

Class NAV
Net assets	$1,063,874,817	$452,775,960	$456,352,504	$56,751,904
Shares outstanding	102,340,719	40,097,752	44,160,535	5,497,928
Net asset value, offering price and redemption price per share	$10.40	$11.29	$10.33	$10.32

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

		U.S. Global	U.S.
	Total	Leaders	Government	U.S. High
Assets	Return	Growth	Securities	Yield Bond

Investments in unaffiliated issuers, at value	$2,438,513,888	$17,410,543	$231,374,065	$380,782,767
Investments in affiliated issuers, at value (Note 2)	—	34,452	—	9,844,125
Securities loaned, at value (Note 2)	—	33,776	—	9,651,103
Repurchase agreements, at value (Note 2)	22,988,000	100,000	13,800,000	16,032,000
Total investments, at value	2,461,501,888	17,578,771	245,174,065	416,309,995
Cash	11,040,866	—	1,707,165	900
Foreign currency, at value	4,955,999	86	—	—
Receivable for investments sold	76,365,775	60,541	—	6,008,131
Receivable for delayed delivery securities sold	219,750,856	—	56,386,077	—
Receivable for forward foreign currency exchange contracts (Note 2)	13,941,694	—	—	—
Receivable for fund shares sold	131,223	46,444	15,769	172
Dividends and interest receivable (net of tax)	10,432,573	14,184	628,510	8,546,572
Receivable for security lending income	—	2,869	—	106,295
Swap contracts, at value (Note 2)[1]	9,633,199	—	—	—
Receivable for futures variation margin	4,243,640	—	291,369	—
Receivable due from adviser	3,907	20,640	—	—
Swap premium receivable	47,955,219	—	—	—
Total assets	2,859,956,839	17,723,535	304,202,955	430,972,065

Liabilities

Payable for investments purchased	17,377,474	271,948	—	5,847,855
Payable for delayed delivery securities purchased	793,747,770	—	111,451,880	—
Payable for forward foreign currency exchange contracts (Note 2)	2,513,258	—	—	—
Swap premium payable	47,852,515	—	—	—
Payable for fund shares repurchased	876,503	—	86,499	12,181
Payable upon return of securities loaned (Note 2)	—	34,452	—	9,844,125
Options written, at value (Note 2)	18,658,428	—	11,015	—
Investments sold short, at value (Note 2)	84,261,755	—	—	—
Payable for interest on securities sold short	528,017	—	—	—
Swap contracts, at value (Note 2)[2]	6,339,317	—	—	—
Payable to affiliates
Fund administration fees	—	3,850	396	408
Trustees’ fees	1,011	76	177	233
Other payables and accrued expenses	116,304	31,134	45,460	45,682
Total liabilities	972,272,352	341,460	111,595,427	15,750,484

Net assets

Capital paid-in	$1,792,162,715	$17,187,671	$190,771,288	$440,347,821
Undistributed net investment income (loss)	701,843	(19,810)	1,305,467	5,068,943
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, short sales, foreign currency
transactions and swap agreements	32,517,762	46,875	7,193,940	(3,125,322)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap agreements and
translation of assets and liabilities in foreign currencies	62,302,167	167,339	(6,663,167)	(27,069,861)
Net assets	$1,887,684,487	$17,382,075	$192,607,528	$415,221,581
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$2,446,952,288	$17,376,980	$252,297,297	$433,535,731
Investments in affiliated issuers, at cost	—	$34,452	—	$9,844,125
Foreign currency, at cost	$4,915,255	$86	—	—
Proceeds received on short sales	$81,976,306	—	—	—
Premiums received on written options	$7,712,124	—	$62,634	—

1 Includes net upfront payment of $5,838,267 made by Total Return.

2 Includes net upfront payment of $1,807,796 received by Total Return.

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

		U.S. Global	U.S.
	Total	Leaders	Government	U.S. High
Assets	Return	Growth	Securities	Yield Bond

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$146,957,299	$17,382,075	$45,316,987	$4,819,909
Shares outstanding	10,140,098	1,518,724	3,328,892	393,783
Net asset value, offering price and redemption price per share	$14.49	$11.45	$13.61	$12.24

Class NAV
Net assets	$1,740,727,188	—	$147,290,541	$410,401,672
Shares outstanding	120,398,525	—	10,846,148	33,541,257
Net asset value, offering price and redemption price per share	$14.46	—	$13.58	$12.24

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

	U.S.		Value &
Assets	Multi Sector	Value	Restructuring	Vista

Investments in unaffiliated issuers, at value	$1,420,036,818	$18,371,617	$448,101,365	$144,554,404
Investments in affiliated issuers, at value (Note 2)	5,816,191	—	22,854,050	3,327,383
Securities loaned, at value (Note 2)	5,702,148	—	22,405,931	3,262,140
Repurchase agreements, at value (Note 2)	78,636,000	—	1,077,000	3,555,000
Total investments, at value	1,510,191,157	18,371,617	494,438,346	154,698,927
Cash	3,568,343	92,330	821	139
Foreign currency, at value	—	—	67	127
Receivable for investments sold	—	18,597	216,944	6,556,448
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	4,630
Receivable for fund shares sold	215,235	71,053	268,646	29,185
Dividends and interest receivable (net of tax)	3,211,997	28,548	792,979	20,738
Receivable for security lending income	15,574	—	3,279	819
Total assets	1,517,202,306	18,582,145	495,721,082	161,311,013

Liabilities

Payable for investments purchased	—	663,288	—	5,696,903
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	83,483
Payable upon return of securities loaned (Note 2)	5,816,191	—	22,854,050	3,327,383
Payable for futures variation margin	1,489,249	—	—	—
Payable to affiliates
Fund administration fees	3,205	97	458	581
Trustees’ fees	999	—	258	106
Investment management fees	—	105	—	—
Other payables and accrued expenses	126,392	17,182	32,104	29,787
Total liabilities	7,436,036	680,672	22,886,870	9,138,243

Net assets

Capital paid-in	$1,595,852,161	$19,506,711	$423,766,010	$120,947,604
Undistributed net investment income (loss)	3,040,233	26,899	888,217	(703,850)
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, options written and foreign currency transactions	(37,321,549)	(628,204)	(13,466,493)	1,706,082
Net unrealized appreciation (depreciation) on investments, futures contracts, options written and translation of assets and liabilities
in foreign currencies	(51,804,575)	(1,003,933)	61,646,478	30,222,934
Net assets	$1,509,766,270	$17,901,473	$472,834,212	$152,172,770
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,554,524,018	$19,375,550	$409,936,597	$121,070,120
Investments in affiliated issuers, at cost	$5,816,191	—	$22,854,050	$3,327,383
Foreign currency, at cost	—	—	$64	$110

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$1,509,766,270	$17,901,473	$472,834,212	$152,172,770
Shares outstanding	155,230,776	1,840,344	38,187,375	12,052,089
Net asset value, offering price and redemption price per share	$9.73	$9.73	$12.38	$12.63

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Absolute	Active	All Cap	All Cap
Investment income	Return	Bond	Core	Growth

Interest	$8,977	$16,312,689	$1,261,294	$96,012
Dividends	3,454	38,694	4,518,749	449,365
Securities lending	—	—	14,550	8,729
Income from affiliated issuers	—	—	2,410	1,446
Income distributions received from affiliated underlying funds	111,996	—	—	—
Less foreign taxes withheld	—	(1,677)	—	(2,356)
Total investment income	124,427	16,349,706	5,797,003	553,196

Expenses

Investment management fees (Note 3)	5,689	1,722,153	2,180,743	563,864
Class A distribution and service fees (Note 3)	2,142	—	—	—
Class B distribution and service fees (Note 3)	7,070	—	—	—
Class C distribution and service fees (Note 3)	7,070	—	—	—
Class 1 distribution and service fees (Note 3)	358	8,835	—	8,100
Fund administration fees (Note 3)	663	35,237	32,090	7,850
Audit and legal fees	13,863	23,043	17,065	15,432
Custodian fees	5,975	128,534	36,753	16,145
Trustees’ fees (Note 4)	30	2,619	2,209	739
Registration and filing fees	7,134	5,233	28,485	1,791
Miscellaneous	16	2,171	1,789	534
Total expenses	50,010	1,927,825	2,299,134	614,455
Less expense reductions (Note 3)	(26,259)	—	—	—
Net expenses	23,751	1,927,825	2,299,134	614,455
Net investment income (loss)	100,676	14,421,881	3,497,869	(61,259)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	—	7,471,682	(28,100,170)	543,282
Investments in affiliated underlying funds	(461)	—	—	—
Capital gain distributions received from affiliated underlying funds	167,638	—	—	—
Futures contracts	4,683	—	(6,924,025)	—
Options written	4,394	—	—	—
Swap contracts	—	(134,445)	—	—
Foreign currency transactions	—	36,005	—	(5,222)
	176,254	7,373,242	(35,024,195)	538,060
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	47,313	(5,893,183)	(25,289,913)	(14,752,485)
Investments in affiliated underlying funds	(311,704)	—	—	—
Futures contracts	(34,805)	—	(3,239,286)	—
Swap contracts	—	(52,434)	—	—
Translation of assets and liabilities in foreign currencies	—	(12,325)	—	10,076
	(299,196)	(5,957,942)	(28,529,199)	(14,742,409)
Net realized and unrealized gain (loss)	(122,942)	1,415,300	(63,553,394)	(14,204,349)

Increase (decrease) in net assets from operations	($22,266)	$15,837,181	($60,055,525)	($14,265,608)

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	All Cap	Blue Chip	Capital	Core
Investment income	Value	Growth	Appreciation	Bond

Interest	$65,406	$498,499	$394,838	$7,210,275
Dividends	778,061	10,388,458	3,472,111	—
Securities lending	8,729	232,787	523,771	—
Income from affiliated issuers	1,446	38,554	86,748	—
Less foreign taxes withheld	(4,430)	(62,590)	(16,771)	—
Total investment income	849,212	11,095,708	4,460,697	7,210,275

Expenses

Investment management fees (Note 3)	412,669	7,383,203	2,960,669	877,021
Class 1 distribution and service fees (Note 3)	6,438	50,651	16,711	614
Fund administration fees (Note 3)	4,774	109,924	44,828	16,766
Audit and legal fees	15,652	25,879	18,359	21,000
Custodian fees	17,982	117,538	35,473	98,336
Trustees’ fees (Note 4)	819	8,141	3,173	1,255
Registration and filing fees	2,068	11,950	7,562	2,836
Miscellaneous	507	6,420	2,342	980
Total expenses	460,909	7,713,706	3,089,117	1,018,808
Less expense reductions (Note 3)	—	(288,223)	—	—
Net expenses	460,909	7,425,483	3,089,117	1,018,808
Net investment income (loss)	388,303	3,670,225	1,371,580	6,191,467

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,493,302	(25,285,018)	(21,133,594)	3,638,141
Short sales	—	—	—	(23,012)
Foreign currency transactions	—	(47,562)	30	—
	1,493,302	(25,332,580)	(21,133,564)	3,615,129
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(6,930,137)	(163,013,892)	(49,794,449)	4,242,758
Translation of assets and liabilities in foreign currencies	—	(5,594)	(1)	—
	(6,930,137)	(163,019,486)	(49,794,450)	4,242,758
Net realized and unrealized gain (loss)	(5,436,835)	(188,352,066)	(70,928,014)	7,857,887

Increase (decrease) in net assets from operations	($5,048,532)	($184,681,841)	($69,556,434)	$14,049,354

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Core	Emerging	Emerging	Emerging
Investment income	Equity	Growth	Markets Value	Small Company

Interest	$592,123	$224,919	$27,786	$66,274
Dividends	5,221,708	118,584	5,515,287	71,763
Securities lending	—	1,484,016	—	58,196
Income from affiliated issuers	—	245,785	—	9,638
Less foreign taxes withheld	—	—	(500,100)	—
Total investment income	5,813,831	2,073,304	5,042,973	205,871

Expenses

Investment management fees (Note 3)	3,325,779	750,754	2,389,656	292,945
Class 1 distribution and service fees (Note 3)	3,245	29,678	—	11,508
Fund administration fees (Note 3)	54,005	11,837	36,253	3,071
Audit and legal fees	19,872	15,686	13,018	16,074
Custodian fees	64,185	11,272	250,236	8,616
Trustees’ fees (Note 4)	3,949	926	1,519	258
Registration and filing fees	11,437	2,188	6,543	852
Miscellaneous	3,125	746	1,047	208
Total expenses	3,485,597	823,087	2,698,272	333,532
Less expense reductions (Note 3)	—	—	—	(10,959)
Net expenses	3,485,597	823,087	2,698,272	322,573
Net investment income (loss)	2,328,234	1,250,217	2,344,701	(116,702)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,093,414	(10,728,217)	13,940,398	(3,684,394)
Options written	—	75,548	—	—
Foreign currency transactions	—	—	161,671	(1,796)
	15,093,414	(10,652,669)	14,102,069	(3,686,190)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(195,304,834)	(30,706,592)	(2,432,547)[1]	(6,964,620)
Translation of assets and liabilities in foreign currencies	—	—	26,198	(286)
	(195,304,834)	(30,706,592)	(2,406,349)	(6,964,906)
Net realized and unrealized gain (loss)	(180,211,420)	(41,359,261)	11,695,720	(10,651,096)

Increase (decrease) in net assets from operations	($177,883,186)	($40,109,044)	$14,040,421	($10,767,798)

1 Net of $391,102 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

		Fundamental	Global	Global
Investment income	Equity-Income	Value	Bond	Real Estate

Interest	$1,097,164	$979,692	$22,142,327	$178,795
Dividends	11,772,438	8,008,304	27,563	6,403,042
Securities lending	230,457	136,964	—	110,574
Income from affiliated issuers	38,913	9,029	—	18,314
Less foreign taxes withheld	(43,963)	(17,500)	(88)	(351,545)
Total investment income	13,095,009	9,116,489	22,169,802	6,359,180

Expenses

Investment management fees (Note 3)	3,789,710	4,223,623	2,923,734	2,244,001
Class 1 distribution and service fees (Note 3)	49,788	20,779	12,057	—
Fund administration fees (Note 3)	58,957	67,612	51,151	29,737
Audit and legal fees	20,818	21,287	26,110	18,110
Custodian fees	70,983	115,133	369,412	279,989
Trustees’ fees (Note 4)	4,476	4,991	3,770	2,266
Registration and filing fees	7,901	8,268	7,517	21,891
Interest expense on securities sold short	—	—	580,275	—
Miscellaneous	4,171	3,917	2,912	1,772
Total expenses	4,006,804	4,465,610	3,976,938	2,597,766
Less expense reductions (Note 3)	(148,904)	—	—	—
Net expenses	3,857,900	4,465,610	3,976,938	2,597,766
Net investment income (loss)	9,237,109	4,650,879	18,192,864	3,761,414

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	44,394,422	(1,500,170)	29,352,304	(19,241,909)
Futures contracts	—	—	(428,646)	—
Options written	—	—	(16,176,608)	—
Short sales	—	—	(4,061,107)	—
Swap contracts	—	—	6,899,050	—
Foreign currency transactions	(2,822)	(124,483)	23,283,761	(13,517,182)
	44,391,600	(1,624,653)	38,868,754	(32,759,091)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(133,637,167)	(78,432,433)	32,061,150	(50,147,419)[1]
Futures contracts	—	—	(10,860,838)	—
Options written	—	—	(4,834,448)	—
Short sales	—	—	1,329,729	—
Swap contracts	—	—	49,398,058	—
Translation of assets and liabilities in foreign currencies	(766)	1,485	(6,324,503)	(3,893,767)
	(133,637,933)	(78,430,948)	60,769,148	(54,041,186)
Net realized and unrealized gain (loss)	(89,246,333)	(80,055,601)	99,637,902	(86,800,277)

Increase (decrease) in net assets from operations	($80,009,224)	($75,404,722)	$117,830,766	($83,038,863)

1 Net of $31,730 in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	High	High	Index	International
Investment income	Income	Yield	500	Equity Index

Interest	$15,573,571	$74,097,473	$609,503	$206,362
Dividends	387,532	55,211	2,807,147	4,510,598
Securities lending	14,177	1,972,815	—	187,393
Income from affiliated issuers	2,204	213,013	—	31,036
Less foreign taxes withheld	(8,201)	(32,668)	—	(293,593)
Total investment income	15,969,283	76,305,844	3,416,650	4,641,796

Expenses

Investment management fees (Note 3)	1,348,245	5,307,798	652,487	1,216,611
Class 1 distribution and service fees (Note 3)	—	11,815	—	—
Fund administration fees (Note 3)	24,714	101,902	8,834	28,074
Audit and legal fees	21,860	32,424	14,349	17,128
Custodian fees	32,787	205,119	5,944	11,997
Trustees’ fees (Note 4)	1,864	7,591	366	2,066
Registration and filing fees	2,721	14,444	1,476	2,770
Miscellaneous	1,469	5,948	226	1,034
Total expenses	1,433,660	5,687,041	683,682	1,279,680
Net investment income (loss)	14,535,623	70,618,803	2,732,968	3,362,116

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	5,030,877	(20,667,632)	137,320	5,633,287
Futures contracts	—	—	(1,368,660)	(1,533,683)
Options written	—	71,250	—	—
Foreign currency transactions	1,522,981	1,503,792	—	255,302
	6,553,858	(19,092,590)	(1,231,340)	4,354,906
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(65,691,944)	(87,141,140)	(52,086,373)	(22,199,257)
Futures contracts	—	—	(348,926)	(1,653,736)
Translation of assets and liabilities in foreign currencies	(294,812)	242,317	—	536,125
	(65,986,756)	(86,898,823)	(52,435,299)	(23,316,868)
Net realized and unrealized gain (loss)	(59,432,898)	(105,991,413)	(53,666,639)	(18,961,962)

Increase (decrease) in net assets from operations	($44,897,275)	($35,372,610)	($50,933,671)	($15,599,846)

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	International	International	International	International
Investment income	Opportunities	Small Cap	Small Company	Value

Interest	$784,420	$525,361	$40,029	$1,489,717
Dividends	5,273,524	4,402,310	2,032,415	16,487,122
Securities lending	356,460	210	44,811	668,938
Income from affiliated issuers	64,275	60	7,422	110,879
Less foreign taxes withheld	(118,335)	(287,290)	(70,037)	(1,305,890)
Total investment income	6,360,344	4,640,651	2,054,640	17,450,766

Expenses

Investment management fees (Note 3)	3,521,526	2,081,269	1,258,106	6,244,830
Class 1 distribution and service fees (Note 3)	8,058	17,286	—	93,447
Fund administration fees (Note 3)	51,828	28,080	16,177	90,356
Audit and legal fees	20,262	18,422	21,405	23,389
Custodian fees	420,221	449,867	134,659	772,476
Trustees’ fees (Note 4)	3,748	2,317	1,320	6,668
Registration and filing fees	47,376	3,806	1,481	9,753
Miscellaneous	2,958	1,916	1,059	4,902
Total expenses	4,075,977	2,602,963	1,434,207	7,245,821
Less expense reductions (Note 3)	—	—	—	(87,153)
Net expenses	4,075,977	2,602,963	1,434,207	7,158,668
Net investment income (loss)	2,284,367	2,037,688	620,433	10,292,098

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	26,477,916	19,899,567	6,931,117	32,547,613
Foreign currency transactions	(491,139)	177,928	6,136	(1,207,334)
	25,986,777	20,077,495	6,937,253	31,340,279
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(12,420,615)	(96,832,869)	(31,022,191)[1]	(192,642,633)
Translation of assets and liabilities in foreign currencies	32,021	432,490	35,027	172,593
	(12,388,594)	(96,400,379)	(30,987,164)	(192,470,040)
Net realized and unrealized gain (loss)	13,598,183	(76,322,884)	(24,049,911)	(161,129,761)

Increase (decrease) in net assets from operations	$15,882,550	($74,285,196)	($23,429,478)	($150,837,663)

1 Net of $24,563 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	317

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Investment	Large	Large Cap	Mid Cap
Investment income	Quality Bond	Cap	Value	Index

Interest	$4,678,695	$138,650	$60,097	$395,053
Dividends	—	3,773,307	5,372,895	2,295,656
Securities lending	—	8,729	34,918	152,980
Income from affiliated issuers	—	1,446	5,783	20,250
Less foreign taxes withheld	(7,327)	—	—	—
Total investment income	4,671,368	3,922,132	5,473,693	2,863,939

Expenses

Investment management fees (Note 3)	521,139	1,360,837	2,262,335	947,709
Class 1 distribution and service fees (Note 3)	11,635	7,153	31,377	—
Fund administration fees (Note 3)	10,634	25,200	35,215	23,180
Audit and legal fees	20,307	16,367	18,458	17,513
Custodian fees	75,598	28,931	26,167	5,950
Trustees’ fees (Note 4)	791	1,622	2,684	2,307
Registration and filing fees	1,962	4,102	5,435	5,061
Miscellaneous	606	1,283	2,112	1,649
Total expenses	642,672	1,445,495	2,383,783	1,003,369
Net investment income (loss)	4,028,696	2,476,637	3,089,910	1,860,570

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(107,217)	7,502,072	(7,603,652)	7,176,927
Futures contracts	996,139	—	—	(3,800,845)
Foreign currency transactions	299,849	—	—	—
	1,188,771	7,502,072	(7,603,652)	3,376,082
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	3,699,272	(57,240,470)	(40,992,796)	(40,149,209)
Futures contracts	159,314	—	—	932,629
Forward foreign bond contracts	52,852	—	—	—
Translation of assets and liabilities in foreign currencies	153,006	—	—	—
	4,064,444	(57,240,470)	(40,992,796)	(39,216,580)
Net realized and unrealized gain (loss)	5,253,215	(49,738,398)	(48,596,448)	(35,840,498)

Increase (decrease) in net assets from operations	$9,281,911	($47,261,761)	($45,506,538)	($33,979,928)

The accompanying notes are an integral part of the financial statements.	318

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Mid Cap	Mid Cap	Mid Cap	Mid Cap
Investment income	Intersection	Stock	Value	Value Equity

Interest	$136,894	$712,486	$176,210	$61,033
Dividends	1,353,207	1,930,614	2,121,792	1,057,908
Securities lending	—	174,590	108,125	21,842
Income from affiliated issuers	—	28,916	15,061	2,604
Less foreign taxes withheld	—	(17,900)	(83)	(5,377)
Total investment income	1,490,101	2,828,706	2,421,105	1,138,010

Expenses

Investment management fees (Note 3)	1,479,670	2,650,877	1,165,303	595,903
Class 1 distribution and service fees (Note 3)	—	63,255	25,946	—
Fund administration fees (Note 3)	23,147	38,646	17,872	8,175
Audit and legal fees	12,400	17,181	15,838	15,140
Custodian fees	14,986	73,127	34,473	17,949
Trustees’ fees (Note 4)	1,206	2,551	1,183	802
Registration and filing fees	5,207	4,594	26,215	1,134
Miscellaneous	968	1,735	1,026	499
Total expenses	1,537,584	2,851,966	1,287,856	639,602
Net investment income (loss)	(47,483)	(23,260)	1,133,249	498,408

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(27,697,779)	5,306,624	10,589,666	2,991,602
Foreign currency transactions	—	46,141	—	(410)
	(27,697,779)	5,352,765	10,589,666	2,991,192
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(13,646,251)	(47,265,909)	(53,544,299)	(14,603,997)
Translation of assets and liabilities in foreign currencies	—	5,871	—	158
	(13,646,251)	(47,260,038)	(53,544,299)	(14,603,839)
Net realized and unrealized gain (loss)	(41,344,030)	(41,907,273)	(42,954,633)	(11,612,647)

Increase (decrease) in net assets from operations	($41,391,513)	($41,930,533)	($41,821,384)	($11,114,239)

The accompanying notes are an integral part of the financial statements.	319

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Natural	Quantitative	Quantitative	Real Estate
Investment income	Resources	All Cap	Mid Cap	Equity

Interest	$577,174	$587	$48,641	$232,425
Dividends	5,310,640	49,433	949,875	3,752,771
Securities lending	264,714	5,458	98,934	79,203
Income from affiliated issuers	51,984	1,060	16,385	12,670
Less foreign taxes withheld	(369,537)	(278)	(906)	(14,209)
Total investment income	5,834,975	56,260	1,112,929	4,062,860

Expenses

Investment management fees (Note 3)	4,202,795	20,479	425,004	1,049,261
Class A distribution and service fees (Note 3)	—	2,184	—	—
Class B distribution and service fees (Note 3)	—	7,211	—	—
Class C distribution and service fees (Note 3)	—	7,211	—	—
Class 1 distribution and service fees (Note 3)	34,434	—	28,334	—
Fund administration fees (Note 3)	54,962	544	6,126	14,302
Audit and legal fees	21,024	14,276	15,509	16,745
Custodian fees	173,784	6,672	10,480	11,754
Trustees’ fees (Note 4)	4,446	28	689	1,323
Registration and filing fees	6,243	3,669	1,845	1,776
Miscellaneous	3,451	21	649	1,076
Total expenses	4,501,139	62,295	488,636	1,096,237
Less expense reductions (Note 3)	—	(22,483)	—	(44,160)
Net expenses	4,501,139	39,812	488,636	1,052,077
Net investment income (loss)	1,333,836	16,448	624,293	3,010,783

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	128,914,019	(122,861)	(7,015,172)	328,177
Foreign currency transactions	101,935	19	145	(598)
	129,015,954	(122,842)	(7,015,027)	327,579
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,361,486	(530,315)	(8,040,497)	(40,890,193)
Translation of assets and liabilities in foreign currencies	4,129	(1)	(14)	—
	11,365,615	(530,316)	(8,040,511)	(40,890,193)
Net realized and unrealized gain (loss)	140,381,569	(653,158)	(15,055,538)	(40,562,614)

Increase (decrease) in net assets from operations	$141,715,405	($636,710)	($14,431,245)	($37,551,831)

The accompanying notes are an integral part of the financial statements.	320

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Real Estate	Real Return	Small	Small Cap
Investment income	Securities	Bond	Cap	Index

Interest	$7,408	$25,600,165	$78,747	$142,342
Dividends	2,279,067	—	312,670	461,708
Securities lending	5,819	—	499,328	221,147
Income from affiliated issuers	964	—	82,699	36,627
Less foreign taxes withheld	(738)	—	—	(25)
Total investment income	2,292,520	25,600,165	973,444	861,799

Expenses

Investment management fees (Note 3)	447,687	3,299,165	723,426	185,775
Class 1 distribution and service fees (Note 3)	31,977	5,856	328	—
Fund administration fees (Note 3)	7,407	62,303	9,647	5,778
Audit and legal fees	16,632	27,210	17,105	15,161
Custodian fees	10,029	169,384	19,102	5,968
Trustees’ fees (Note 4)	669	4,556	1,010	507
Registration and filing fees	3,296	9,007	2,273	930
Interest expense on securities sold short	—	35,643	—	—
Miscellaneous	804	3,555	1,233	491
Total expenses	518,501	3,616,679	774,124	214,610
Less expense reductions (Note 3)	—	—	—	(81)
Net expenses	518,501	3,616,679	774,124	214,529
Net investment income (loss)	1,774,019	21,983,486	199,320	647,270

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,734,839)	66,628,762	5,602,778	(1,165,701)
Futures contracts	—	(14,262,164)	—	567,049
Options written	—	353,484	—	—
Short sales	—	(150,701)	—	—
Swap contracts	—	816,180	—	—
Foreign currency transactions	—	(1,703,835)	—	—
	(1,734,839)	51,681,726	5,602,778	(598,652)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(16,823,912)	38,114,352	(34,058,327)	(9,472,414)
Futures contracts	—	16,774,972	—	(216,253)
Options written	—	(2,825,865)	—	—
Short sales	—	(2,015,185)	—	—
Swap contracts	—	2,497,835	—	—
Translation of assets and liabilities in foreign currencies	—	5,143,365	—	—
	(16,823,912)	57,688,974	(34,058,327)	(9,688,667)
Net realized and unrealized gain (loss)	(18,558,751)	109,370,700	(28,455,549)	(10,287,319)

Increase (decrease) in net assets from operations	($16,784,732)	$131,354,186	($28,256,229)	($9,640,049)

The accompanying notes are an integral part of the financial statements.	321

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Small Cap	Small	Small Company	Small Company
Investment income	Opportunities	Company	Growth	Value

Interest	$125,712	$15,432	$114,489	$441,998
Dividends	3,090,687	424,481	279,633	2,780,826
Securities lending	221,147	95,358	117,761	463,374
Income from affiliated issuers	36,627	14,671	17,982	81,230
Less foreign taxes withheld	(1,104)	(1,321)	—	—
Total investment income	3,473,069	548,621	529,865	3,767,428

Expenses

Investment management fees (Note 3)	1,052,739	484,170	1,091,685	2,364,316
Class 1 distribution and service fees (Note 3)	7,957	1,222	—	33,019
Fund administration fees (Note 3)	13,142	5,419	14,300	29,022
Audit and legal fees	16,206	15,032	15,445	17,609
Custodian fees	15,256	76,408	22,219	38,842
Trustees’ fees (Note 4)	1,219	503	819	2,255
Registration and filing fees	5,504	1,383	3,585	3,869
Miscellaneous	1,129	412	634	1,810
Total expenses	1,113,152	584,549	1,148,687	2,490,742
Less expense reductions (Note 3)	—	—	—	(117,197)
Net expenses	1,113,152	584,549	1,148,687	2,373,545
Net investment income (loss)	2,359,917	(35,928)	(618,822)	1,393,883

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(963,679)	(7,527,593)	894,381	6,349,116
Futures contracts	—	(1,493)	—	—
Foreign currency transactions	(15,301)	—	—	—
	(978,980)	(7,529,086)	894,381	6,349,116
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(32,425,191)	(7,115,649)	(24,133,242)	(47,426,186)
Translation of assets and liabilities in foreign currencies	21,198	—	—	—
	(32,403,993)	(7,115,649)	(24,133,242)	(47,426,186)
Net realized and unrealized gain (loss)	(33,382,973)	(14,644,735)	(23,238,861)	(41,077,070)

Increase (decrease) in net assets from operations	($31,023,056)	($14,680,663)	($23,857,683)	($39,683,187)

The accompanying notes are an integral part of the financial statements.	322

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Spectrum	Strategic	Strategic	Total Bond
Investment income	Income	Bond	Income	Market

Interest	$25,447,830	$16,947,707	$15,211,443	$1,418,132
Dividends	2,189,723	101,931	12,619	—
Securities lending	35,677	17,459	582	—
Income from affiliated issuers	5,964	2,891	96	—
Less foreign taxes withheld	(38,962)	(33,375)	(7,434)	—
Total investment income	27,640,232	17,036,613	15,217,306	1,418,132

Expenses

Investment management fees (Note 3)	3,718,559	1,621,397	1,513,225	134,800
Class 1 distribution and service fees (Note 3)	—	11,026	—	—
Fund administration fees (Note 3)	62,092	30,136	26,511	2,815
Audit and legal fees	26,053	23,906	21,900	19,581
Custodian fees	610,644	127,161	106,739	5,944
Trustees’ fees (Note 4)	4,687	2,139	1,951	209
Registration and filing fees	8,132	5,121	3,494	1,272
Miscellaneous	3,665	30	1,545	191
Total expenses	4,433,832	1,820,916	1,675,365	164,812
Less expense reductions (Note 3)	(128,264)	—	—	(9,379)
Net expenses	4,305,568	1,820,916	1,675,365	155,433
Net investment income (loss)	23,334,664	15,215,697	13,541,941	1,262,699

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	6,259,623	5,901,161	367,444	266,933
Futures contracts	528,422	(8,160,382)	224,894	—
Options written	8,078	2,435,938	361,714	—
Swap contracts	13,586	—	—	—
Foreign currency transactions	4,239,554	181,658	687,877	—
	11,049,263	358,375	1,641,929	266,933
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(7,768,840)	(17,591,499)	6,343,774	1,528,745
Futures contracts	124,183	1,515,836	(165,489)	—
Options written	5,761	585,322	(65,002)	—
Swap contracts	33,772	—	—	—
Translation of assets and liabilities in foreign currencies	761,776	5,973	(4,765,785)	—
	(6,843,348)	(15,484,368)	1,347,498	1,528,745
Net realized and unrealized gain (loss)	4,205,915	(15,125,993)	2,989,427	1,795,678

Increase (decrease) in net assets from operations	$27,540,579	$89,704	$16,531,368	$3,058,377

The accompanying notes are an integral part of the financial statements.	323

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	Total	U.S. Global	U.S. Government	U.S. High
Investment income	Return	Leaders Growth	Securities	Yield Bond

Interest	$46,696,565	$82,016	$4,979,623	$17,222,908
Dividends	—	3,078,066	—	—
Securities lending	—	101,931	—	242,295
Income from affiliated issuers	—	18,758	—	26,217
Less foreign taxes withheld	(14,594)	(11,145)	—	—
Total investment income	46,681,971	3,269,626	4,979,623	17,491,420

Expenses

Investment management fees (Note 3)	5,985,320	1,601,565	617,111	1,494,610
Class 1 distribution and service fees (Note 3)	33,350	4,420	11,181	1,155
Fund administration fees (Note 3)	99,852	37,960	12,221	25,546
Audit and legal fees	30,817	19,028	22,238	21,878
Custodian fees	209,053	26,994	59,060	49,046
Trustees’ fees (Note 4)	7,351	2,803	1,041	1,873
Registration and filing fees	13,446	6,219	1,995	3,875
Interest expense on securities sold short	501,469	—	—	—
Miscellaneous	5,650	2,513	463	1,472
Total expenses	6,886,308	1,701,502	725,310	1,599,455
Less expense reductions (Note 3)	(27,156)	(36,168)	—	—
Net expenses	6,859,152	1,665,334	725,310	1,599,455
Net investment income (loss)	39,822,819	1,604,292	4,254,313	15,891,965

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	24,807,219	39,903,006	5,415,658	(3,059,933)
Futures contracts	6,663,843	—	2,848,947	—
Options written	7,479,332	—	366,559	—
Short sales	(1,253,130)	—	—	—
Swap contracts	9,666,097	—	—	—
Foreign currency transactions	4,081,463	(599)	—	—
	51,444,824	39,902,407	8,631,164	(3,059,933)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	17,738,884	(35,637,367)	(5,771,009)	(17,622,184)
Futures contracts	43,145,229	—	489,888	—
Options written	(8,697,399)	—	51,619	—
Short sales	(1,244,654)	—	—	—
Swap contracts	(3,099,096)	—	—	—
Translation of assets and liabilities in foreign currencies	10,122,078	—	—	—
	57,965,042	(35,637,367)	(5,229,502)	(17,622,184)
Net realized and unrealized gain (loss)	109,409,866	4,265,040	3,401,662	(20,682,117)

Increase (decrease) in net assets from operations	$149,232,685	$5,869,332	$7,655,975	($4,790,152)

The accompanying notes are an integral part of the financial statements.	324

John Hancock Funds II

Statements of Operations — For the Year Ended February 29, 2008 (Unaudited)

	U.S. Multi		Value &
Investment income	Sector	Value	Restructuring	Vista

Interest	$1,350,484	$16,603	$125,319	$82,600
Dividends	13,959,139	109,078	4,270,683	155,808
Securities lending	110,574	—	315,203	86,134
Income from affiliated issuers	18,314	—	56,698	16,381
Less foreign taxes withheld	—	—	(46,668)	(1,121)
Total investment income	15,438,511	125,681	4,721,235	339,802

Expenses

Investment management fees (Note 3)	5,903,593	55,788	1,763,112	763,975
Class 1 distribution and service fees (Note 3)	—	—	—	—
Fund administration fees (Note 3)	97,544	1,006	26,017	11,057
Audit and legal fees	25,294	14,303	21,942	15,404
Custodian fees	137,704	7,674	28,665	38,383
Trustees’ fees (Note 4)	7,505	33	1,940	821
Registration and filing fees	37,534	1,252	2,974	1,438
Miscellaneous	5,898	38	1,526	641
Total expenses	6,215,072	80,094	1,846,176	831,719
Less expense reductions (Note 3)	—	(5,435)	—	—
Net expenses	6,215,072	74,659	1,846,176	831,719
Net investment income (loss)	9,223,439	51,022	2,875,059	(491,917)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(32,974,672)	(211,186)	(11,780,566)	7,580,988
Futures contracts	478,840	—	—	—
Options written	—	—	69,175	—
Foreign currency transactions	—	—	(10,231)	(440,177)
	(32,495,832)	(211,186)	(11,721,622)	7,140,811
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(137,868,560)	(1,202,838)	(67,983)	(14,720,436)
Futures contracts	(1,343,135)	—	—	—
Options written	—	—	13,625	—
Translation of assets and liabilities in foreign currencies	—	—	(2,092)	(88,017)
	(139,211,695)	(1,202,838)	(56,450)	(14,808,453)
Net realized and unrealized gain (loss)	(171,707,527)	(1,414,024)	(11,778,072)	(7,667,642)

Increase (decrease) in net assets from operations	($162,484,088)	($1,363,002)	($8,903,013)	($8,159,559)

The accompanying notes are an integral part of the financial statements.	325

John Hancock Funds II

Statements of Changes in Net Assets

	Absolute Return		Active Bond		All Cap Core
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$100,676	$125,194	$14,421,881	$25,034,762	$3,497,869	$4,223,735
Net realized gain (loss)	176,254	154,226	7,373,242	(372,810)	(35,024,195)	32,294,842
Change in net unrealized appreciation (depreciation)	(299,196)	157,664	(5,957,942)	(3,967,382)	(28,529,199)	(2,453,036)
Increase (decrease) in net assets resulting
from operations	(22,266)	437,084	15,837,181	20,694,570	(60,055,525)	34,065,541
Distributions to shareholders
From net investment income
Class A	(55,708)	(18,971)	—	—	—	—
Class B	(45,722)	(16,610)	—	—	—	—
Class C	(45,723)	(16,611)	—	—	—	—
Class 1	(59,281)	(19,810)	(913,171)	(1,772,251)	—	—
Class NAV	—	—	(13,920,624)	(22,468,413)	(6,486,217)	(1,050,758)
From net realized gain
Class A	(42,413)	(17,280)	—	—	—	—
Class B	(42,342)	(17,280)	—	—	—	—
Class C	(42,342)	(17,280)	—	—	—	—
Class 1	(42,437)	(17,280)	—	(187)	—	—
Class NAV	—	—	—	(2,291)	(26,614,213)	(235,599)
Total distributions	(375,968)	(141,122)	(14,833,795)	(24,243,142)	(33,100,430)	(1,286,357)
From Fund share transactions (Note 6)	375,968	141,122	32,937,365	125,592,034	318,631,238	159,859,209
Total increase (decrease)	(22,266)	437,084	33,940,751	122,043,462	225,475,283	192,638,393

Net assets

Beginning of period	5,642,858	5,205,774	558,598,505	436,555,043	476,661,834	284,023,441
End of period	$5,620,592	$5,642,858	$592,539,256	$558,598,505	$702,137,117	$476,661,834

Undistributed net investment income (loss)	($1,863)	$103,895	$4,601,631	$5,013,545	$1,248,853	$4,237,201

	All Cap Growth		All Cap Value		Blue Chip Growth
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	($61,259)	$186,120	$388,303	$1,806,232	$3,670,225	$6,590,934
Net realized gain (loss)	538,060	11,056,525	1,493,302	30,041,331	(25,332,580)	9,284,460
Change in net unrealized appreciation (depreciation)	(14,742,409)	15,635,619	(6,930,137)	(3,683,407)	(163,019,486)	233,357,008
Increase (decrease) in net assets resulting
from operations	(14,265,608)	26,878,264	(5,048,532)	28,164,156	(184,681,841)	249,232,402
Distributions to shareholders
From net investment income
Class 1	(33,203)	(18,249)	(322,363)	(173,314)	(766,798)	(900,395)
Class NAV	(136,768)	(90,046)	(936,959)	(1,710,968)	(6,644,801)	(5,894,281)
From net realized gain
Class 1	(2,158,875)	—	(8,191,234)	(581,052)	(962,777)	—
Class NAV	(6,742,686)	—	(22,916,850)	(5,659,491)	(7,396,502)	—
Total distributions	(9,071,532)	(108,295)	(32,367,406)	(8,124,825)	(15,770,878)	(6,794,676)
From Fund share transactions (Note 6)	12,806,223	(49,571,589)	34,170,206	(140,134,472)	506,239,395	171,225,471
Total increase (decrease)	(10,530,917)	(22,801,620)	(3,245,732)	(120,095,141)	305,786,676	413,663,197

Net assets

Beginning of period	132,169,267	154,970,887	96,066,660	216,161,801	1,686,513,985	1,272,850,788
End of period	$121,638,350	$132,169,267	$92,820,928	$96,066,660	$1,992,300,661	$1,686,513,985

Undistributed net investment income (loss)	($61,351)	$169,879	$190,231	$1,061,250	$750,942	$4,492,316

The accompanying notes are an integral part of the financial statements.	326

John Hancock Funds II

Statements of Changes in Net Assets

	Capital Appreciation		Core Bond		Core Equity
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$1,371,580	$1,884,968	$6,191,467	$11,107,637	$2,328,234	$367,800
Net realized gain (loss)	(21,133,564)	(10,045,171)	3,615,129	(152,241)	15,093,414	6,942,377
Change in net unrealized appreciation (depreciation)	(49,794,450)	78,350,830	4,242,758	(393,618)	(195,304,834)	60,582,106
Increase (decrease) in net assets resulting
from operations	(69,556,434)	70,190,627	14,049,354	10,561,778	(177,883,186)	67,892,283
Distributions to shareholders
From net investment income
Class 1	(170,414)	(80,148)	(47,977)	(63,466)	(7,988)	(1,945)
Class NAV	(2,403,139)	(538,729)	(6,508,909)	(10,612,586)	(982,552)	(157,412)
From net realized gain
Class 1	—	—	—	(72)	(280,748)	(74,812)
Class NAV	—	—	—	(11,642)	(18,725,132)	(3,571,972)
Total distributions	(2,573,553)	(618,877)	(6,556,886)	(10,687,766)	(19,996,420)	(3,806,141)
From Fund share transactions (Note 6)	490,462,713	122,166,930	8,377,045	70,689,358	188,534,270	166,093,155
Total increase (decrease)	418,332,726	191,738,680	15,869,513	70,563,370	(9,345,336)	230,179,297

Net assets

Beginning of period	651,983,549	460,244,869	268,953,166	198,389,796	826,318,748	596,139,451
End of period	$1,070,316,275	$651,983,549	$284,822,679	$268,953,166	$816,973,412	$826,318,748

Undistributed net investment income (loss)	$535,348	$1,737,321	$1,913,340	$2,278,759	$1,591,290	$253,596

	Emerging Growth		Emerging Markets Value		Emerging Small Company
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07[1]	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$1,250,217	$437,546	$2,344,701	$2,773,184	($116,702)	($287,705)
Net realized gain (loss)	(10,652,669)	11,888,166	14,102,069	156,756	(3,686,190)	(289,622)
Change in net unrealized appreciation (depreciation)	(30,706,592)	20,337,068	(2,406,349)	22,530,279	(6,964,906)	9,700,508
Increase (decrease) in net assets resulting
from operations	(40,109,044)	32,662,780	14,040,421	25,460,219	(10,767,798)	9,123,181
Distributions to shareholders
From net investment income
Class 1	(786,768)	(37,299)	—	—	—	—
Class NAV	(514,434)	(23,236)	(4,245,986)	—	—	—
From net realized gain
Class 1	(8,348,317)	(21,422,612)	—	—	—	(5,121,451)
Class NAV	(5,073,262)	(9,721,109)	(4,524,645)	—	—	(52,195)
Total distributions	(14,722,781)	(31,204,256)	(8,770,631)	—	—	(5,173,646)
From Fund share transactions (Note 6)	4,887,643	25,689,284	(16,178,559)	457,014,708	17,697,321	(410,218)
Total increase (decrease)	(49,944,182)	27,147,808	(10,908,769)	482,474,927	6,929,523	3,539,317

Net assets

Beginning of period	198,802,495	171,654,687	482,474,927	—	55,358,102	51,818,785
End of period	$148,858,313	$198,802,495	$471,566,158	$482,474,927	$62,287,625	$55,358,102

Undistributed net investment income (loss)	$356,518	$407,503	$293,436	$2,194,721	($116,702)	—

1 Period from 5-1-07 (commencement of operations) to 8-31-07.

The accompanying notes are an integral part of the financial statements.	327

John Hancock Funds II

Statements of Changes in Net Assets

	Equity-Income		Fundamental Value		Global Bond
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$9,237,109	$14,918,104	$4,650,879	$11,231,559	$18,192,864	$25,843,040
Net realized gain (loss)	44,391,600	40,689,829	(1,624,653)	11,666,973	38,868,754	(10,231,708)
Change in net unrealized appreciation (depreciation)	(133,637,933)	51,014,519	(78,430,948)	82,612,038	60,769,148	10,584,251
Increase (decrease) in net assets resulting
from operations	(80,009,224)	106,622,452	(75,404,722)	105,510,570	117,830,766	26,195,583
Distributions to shareholders
From net investment income
Class 1	(3,363,159)	(3,114,779)	(823,974)	(578,789)	(2,174,510)	(1,006,675)
Class NAV	(13,034,344)	(9,334,197)	(11,149,819)	(6,005,449)	(36,103,055)	(14,865,355)
From net realized gain
Class 1	(9,699,757)	(8,942,320)	(723,847)	(926,324)	(351,410)	(458,971)
Class NAV	(36,512,246)	(26,628,618)	(9,327,751)	(9,485,670)	(5,770,886)	(6,707,259)
Total distributions	(62,609,506)	(48,019,914)	(22,025,391)	(16,996,232)	(44,399,861)	(23,038,260)
From Fund share transactions (Note 6)	108,022,087	146,137,119	237,753,001	180,763,686	27,018,273	198,321,998
Total increase (decrease)	(34,596,643)	204,739,657	140,322,888	269,278,024	100,449,178	201,479,321

Net assets

Beginning of period	923,536,650	718,796,993	1,030,701,777	761,423,753	796,477,258	594,997,937
End of period	$888,940,007	$923,536,650	$1,171,024,665	$1,030,701,777	$896,926,436	$796,477,258

Undistributed net investment income (loss)	$3,723,774	$10,884,168	$1,507,298	$8,830,212	($34,971,658)	($14,886,701)

	Global Real Estate		High Income		High Yield
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$3,761,414	$6,522,961	$14,535,623	$22,159,736	$70,618,803	$107,639,296
Net realized gain (loss)	(32,759,091)	26,770,818	6,553,858	14,928,952	(19,092,590)	12,658,410
Change in net unrealized appreciation (depreciation)	(54,041,186)	15,978,364	(65,986,756)	4,543,691	(86,898,823)	(51,112,427)
Increase (decrease) in net assets resulting
from operations	(83,038,863)	49,272,143	(44,897,275)	41,632,379	(35,372,610)	69,185,279
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(2,012,709)	(3,521,287)
Class NAV	(15,864,602)	(15,063,407)	(14,039,567)	(21,532,684)	(67,227,108)	(97,919,100)
From net realized gain
Class 1	—	—	—	—	(385,041)	(299,239)
Class NAV	(19,979,185)	—	(17,438,390)	(586,903)	(13,137,830)	(7,985,838)
Total distributions	(35,843,787)	(15,063,407)	(31,477,957)	(22,119,587)	(82,762,688)	(109,725,464)
From Fund share transactions (Note 6)	128,478,492	76,048,180	85,180,046	74,502,333	47,217,097	446,667,941
Total increase (decrease)	9,595,842	110,256,916	8,804,814	94,015,125	(70,918,201)	406,127,756

Net assets

Beginning of period	465,481,394	355,224,478	383,074,360	289,059,235	1,594,223,256	1,188,095,500
End of period	$475,077,236	$465,481,394	$391,879,174	$383,074,360	$1,523,305,055	$1,594,223,256

Undistributed net investment income (loss)	($12,820,179)	($716,991)	$5,428,687	$4,932,631	$23,355,868	$21,976,882

The accompanying notes are an integral part of the financial statements.	328

John Hancock Funds II

Statements of Changes in Net Assets

	Index 500		International Equity Index		International Opportunities
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07[1]	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$2,732,968	$725,878	$3,362,116	$8,375,275	$2,284,367	$9,249,579
Net realized gain (loss)	(1,231,340)	(390,754)	4,354,906	10,171,764	25,986,777	75,788,455
Change in net unrealized appreciation (depreciation)	(52,435,299)	1,960,086	(23,316,868)	54,956,522	(12,388,594)	47,097,360
Increase (decrease) in net assets resulting
from operations	(50,933,671)	2,295,210	(15,599,846)	73,503,561	15,882,550	132,135,394
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(437,162)	(43,663)
Class NAV	(1,589,435)	(112,959)	(11,320,080)	(5,954,619)	(9,599,874)	(1,902,917)
From net realized gain
Class 1	—	—	—	—	(4,266,920)	(166,390)
Class NAV	(891,158)	—	(11,293,901)	(3,701,853)	(89,874,604)	(7,030,666)
Total distributions	(2,480,593)	(112,959)	(22,613,981)	(9,656,472)	(104,178,560)	(9,143,636)
From Fund share transactions (Note 6)	587,975,326	81,296,406	92,749,779	49,526,522	99,024,087	102,540,199
Total increase (decrease)	534,561,062	83,478,657	54,535,952	113,373,611	10,728,077	225,531,957

Net assets

Beginning of period	83,478,657	—	421,132,628	307,759,017	786,692,667	561,160,710
End of period	$618,039,719	$83,478,657	$475,668,580	$421,132,628	$797,420,744	$786,692,667

Undistributed net investment income (loss)	$1,751,470	$607,937	($2,560,748)	$5,397,216	($152,682)	$7,599,987

	International Small Cap		International Small Company		International Value
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$2,037,688	$5,460,181	$620,433	$2,750,951	$10,292,098	$27,947,775
Net realized gain (loss)	20,077,495	70,643,278	6,937,253	25,641,357	31,340,279	86,511,353
Change in net unrealized appreciation (depreciation)	(96,400,379)	68,452,908	(30,987,164)	30,354,093	(192,470,040)	85,432,616
Increase (decrease) in net assets resulting
from operations	(74,285,196)	144,556,367	(23,429,478)	58,746,401	(150,837,663)	199,891,744
Distributions to shareholders
From net investment income
Class 1	(1,899,697)	(536,023)	—	—	(8,744,111)	(3,627,952)
Class NAV	(11,236,986)	(5,001,016)	(3,533,975)	(1,485,367)	(22,729,271)	(21,823,937)
From net realized gain
Class 1	(9,217,495)	(5,435,293)	—	—	(24,440,545)	(8,785,199)
Class NAV	(53,605,686)	(50,204,755)	(20,201,831)	—	(60,993,808)	(52,619,688)
Total distributions	(75,959,864)	(61,177,087)	(23,735,806)	(1,485,367)	(116,907,735)	(86,856,776)
From Fund share transactions (Note 6)	133,480,338	(22,897,382)	63,898,800	(27,682,259)	648,873,874	160,232,397
Total increase (decrease)	(16,764,722)	60,481,898	16,733,516	29,578,775	381,128,476	273,267,365

Net assets

Beginning of period	456,346,988	395,865,090	250,489,765	220,910,990	1,243,358,476	970,091,111
End of period	$439,582,266	$456,346,988	$267,223,281	$250,489,765	$1,624,486,952	$1,243,358,476

Undistributed net investment income (loss)	($6,612,488)	$4,486,507	($927,258)	$1,986,284	$4,804,390	$25,985,674
1 Period from 10-27-06 (commencement of operations) to 8-31-07.

The accompanying notes are an integral part of the financial statements.	329

John Hancock Funds II

Statements of Changes in Net Assets

	Investment Quality Bond		Large Cap		Large Cap Value
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$4,028,696	$7,050,884	$2,476,637	$2,989,602	$3,089,910	$4,747,875
Net realized gain (loss)	1,188,771	(140,345)	7,502,072	8,712,231	(7,603,652)	15,845,172
Change in net unrealized appreciation (depreciation)	4,064,444	(627,815)	(57,240,470)	10,568,545	(40,992,796)	32,088,987
Increase (decrease) in net assets resulting
from operations	9,281,911	6,282,724	(47,261,761)	22,270,378	(45,506,538)	52,682,034
Distributions to shareholders
From net investment income
Class 1	(1,181,707)	(1,851,280)	(257,735)	(23,638)	(1,088,495)	(703,700)
Class NAV	(3,306,286)	(5,269,636)	(3,474,434)	(1,846,623)	(4,134,688)	(1,983,171)
From net realized gain
Class 1	—	(1,386)	(742,791)	(69,040)	(3,182,040)	—
Class NAV	—	(3,900)	(9,483,403)	(5,336,259)	(11,433,685)	—
Total distributions	(4,487,993)	(7,126,202)	(13,958,363)	(7,275,560)	(19,838,908)	(2,686,871)
From Fund share transactions (Note 6)	21,021,404	38,524,378	46,563,368	169,341,054	72,525,871	152,588,934
Total increase (decrease)	25,815,322	37,680,900	(14,656,756)	184,335,872	7,180,425	202,584,097

Net assets

Beginning of period	165,928,335	128,247,435	378,138,934	193,803,062	542,097,866	339,513,769
End of period	$191,743,657	$165,928,335	$363,482,178	$378,138,934	$549,278,291	$542,097,866

Undistributed net investment income (loss)	$1,217,756	$1,677,053	$1,013,858	$2,269,390	$1,169,889	$3,303,162

	Mid Cap Index		Mid Cap Intersection		Mid Cap Stock
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07[1]	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$1,860,570	$5,591,364	($47,483)	$206,283	($23,260)	$726,487
Net realized gain (loss)	3,376,082	29,296,263	(27,697,779)	(5,202,586)	5,352,765	34,997,514
Change in net unrealized appreciation (depreciation)	(39,216,580)	20,357,230	(13,646,251)	(10,639,254)	(47,260,038)	48,522,930
Increase (decrease) in net assets resulting
from operations	(33,979,928)	55,244,857	(41,391,513)	(15,635,557)	(41,930,533)	84,246,931
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	—	(386,903)
Class NAV	(5,261,952)	(2,132,802)	(233,067)	—	(6,183)	(738,346)
From net realized gain
Class 1	—	—	—	—	(20,871,703)	(4,996,167)
Class NAV	(34,100,080)	(779,434)	—	—	(25,672,835)	(9,258,029)
Total distributions	(39,362,032)	(2,912,236)	(233,067)	—	(46,550,721)	(15,379,445)
From Fund share transactions (Note 6)	(45,501,202)	203,540,011	19,367,444	349,727,102	241,600,580	132,753,859
Total increase (decrease)	(118,843,162)	255,872,632	(22,257,136)	334,091,545	153,119,326	201,621,345

Net assets

Beginning of period	428,028,125	172,155,493	334,091,545	—	502,491,123	300,869,778
End of period	$309,184,963	$428,028,125	$311,834,409	$334,091,545	$655,610,449	$502,491,123

Undistributed net investment income (loss)	$592,886	$3,994,268	($74,267)	$206,283	($43,981)	($14,538)

1 Period from 5-1-07 (commencement of operations) to 8-31-07.

The accompanying notes are an integral part of the financial statements.	330

John Hancock Funds II

Statements of Changes in Net Assets

	Mid Cap Value		Mid Cap Value Equity		Natural Resources
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$1,133,249	$1,334,059	$498,408	$1,449,256	$1,333,836	$5,626,517
Net realized gain (loss)	10,589,666	9,193,183	2,991,192	1,918,374	129,015,954	166,751,529
Change in net unrealized appreciation (depreciation)	(53,544,299)	9,149,210	(14,603,839)	16,438,964	11,365,615	53,965,175
Increase (decrease) in net assets resulting
from operations	(41,821,384)	19,676,452	(11,114,239)	19,806,594	141,715,405	226,343,221
Distributions to shareholders
From net investment income
Class 1	(757,113)	(712,867)	—	—	(693,182)	(688,336)
Class NAV	(1,367,736)	(398,819)	(1,379,541)	(611,515)	(3,982,326)	(7,332,396)
From net realized gain
Class 1	(5,086,036)	(3,935,640)	—	—	(33,008,423)	(3,211,811)
Class NAV	(8,587,602)	(2,164,603)	(2,670,475)	—	(173,286,281)	(33,835,034)
Total distributions	(15,798,487)	(7,211,929)	(4,050,016)	(611,515)	(210,970,212)	(45,067,577)
From Fund share transactions (Note 6)	26,152,137	121,116,168	18,234,817	11,691,496	(68,696,201)	(111,652,417)
Total increase (decrease)	(31,467,734)	133,580,691	3,070,562	30,886,575	(137,951,008)	69,623,227

Net assets

Beginning of period	276,765,334	143,184,643	129,010,355	98,123,780	842,567,278	772,944,051
End of period	$245,297,600	$276,765,334	$132,080,917	$129,010,355	$704,616,270	$842,567,278

Undistributed net investment income (loss)	$388,304	$1,379,904	$122,943	$1,004,076	$161,828	$3,503,500

	Quantitative All Cap		Quantitative Mid Cap		Real Estate Equity
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07[1]	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$16,448	$28,794	$624,293	$785,656	$3,010,783	$6,656,167
Net realized gain (loss)	(122,842)	582,314	(7,015,027)	24,259,542	327,579	23,070,101
Change in net unrealized appreciation (depreciation)	(530,316)	304,309	(8,040,511)	(2,813,290)	(40,890,193)	(20,373,734)
Increase (decrease) in net assets resulting
from operations	(636,710)	915,417	(14,431,245)	22,231,908	(37,551,831)	9,352,534
Distributions to shareholders
From net investment income
Class A	(8,371)	(6,133)	—	—	—	—
Class B	(1,413)	(1,576)	—	—	—	—
Class C	(1,413)	(1,576)	—	—	—	—
Class I	(11,366)	(8,085)	—	—	—	—
Class 1	—	—	(876,440)	(256,037)	—	—
Class NAV	—	—	—	(115,344)	(2,823,624)	(4,275,003)
From net realized gain
Class A	(155,025)	(1,565)	—	—	—	—
Class B	(154,525)	(1,565)	—	—	—	—
Class C	(154,525)	(1,565)	—	—	—	—
Class I	(155,240)	(1,565)	—	—	—	—
Class 1	—	—	(22,932,787)	(2,102)	—	—
Class NAV	—	—	—	(899)	(27,686,897)	(3,826,821)
Total distributions	(641,878)	(23,630)	(23,809,227)	(374,382)	(30,510,521)	(8,101,824)
From Fund share transactions (Note 6)	641,878	23,630	13,663,330	(81,102,354)	43,516,037	(21,676,579)
Total increase (decrease)	(636,710)	915,417	(24,577,142)	(59,244,828)	(24,546,315)	(20,425,869)

Net assets

Beginning of period	5,970,254	5,054,837	123,939,435	183,184,263	254,468,597	274,894,466
End of period	$5,333,544	$5,970,254	$99,362,293	$123,939,435	$229,922,282	$254,468,597

Undistributed net investment income (loss)	$16,771	$22,886	$337,952	$590,099	$594,545	$407,386

1 Class NAV shares were terminated on 5-3-07.

The accompanying notes are an integral part of the financial statements.	331

John Hancock Funds II

Statements of Changes in Net Assets

	Real Estate Securities		Real Return Bond		Small Cap
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$1,774,019	$4,366,697	$21,983,486	$38,237,478	$199,320	($401,516)
Net realized gain (loss)	(1,734,839)	17,706,597	51,681,726	(15,766,869)	5,602,778	18,148,584
Change in net unrealized appreciation (depreciation)	(16,823,912)	(14,129,899)	57,688,974	(2,093,841)	(34,058,327)	15,935,147
Increase (decrease) in net assets resulting
from operations	(16,784,732)	7,943,395	131,354,186	20,376,768	(28,256,229)	33,682,215
Distributions to shareholders
From net investment income
Class 1	(2,208,590)	(5,703,118)	(583,422)	(604,013)	(967)	—
Class NAV	—	—	(27,882,909)	(29,695,308)	(145,148)	—
From net realized gain
Class 1	(19,854,117)	(81,051,023)	—	(49,141)	(201,462)	—
Class NAV	—	—	—	(2,118,343)	(24,090,700)	—
Total distributions	(22,062,707)	(86,754,141)	(28,466,331)	(32,466,805)	(24,438,277)	—
From Fund share transactions (Note 6)	(171,627)	53,065,257	(137,341,397)	279,768,972	36,720,294	(105,336,693)
Total increase (decrease)	(39,019,066)	(25,745,489)	(34,453,542)	267,678,935	(15,974,212)	(71,654,478)

Net assets

Beginning of period	144,816,146	170,561,635	969,476,341	701,797,406	168,936,761	240,591,239
End of period	$105,797,080	$144,816,146	$935,022,799	$969,476,341	$152,962,549	$168,936,761

Undistributed net investment income (loss)	$532,190	$966,761	$7,657,090	$14,139,935	$53,205	—

	Small Cap Index		Small Cap Opportunities		Small Company
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$647,270	$1,482,243	$2,359,917	$3,529,722	($35,928)	($208,657)
Net realized gain (loss)	(598,652)	13,089,047	(978,980)	315,979	(7,529,086)	6,281,718
Change in net unrealized appreciation (depreciation)	(9,688,667)	2,451,794	(32,403,993)	11,923,803	(7,115,649)	4,434,469
Increase (decrease) in net assets resulting
from operations	(9,640,049)	17,023,084	(31,023,056)	15,769,504	(14,680,663)	10,507,530
Distributions to shareholders
From net investment income
Class 1	—	—	(468,564)	(419,296)	—	—
Class NAV	(1,373,445)	(1,034,704)	(2,939,801)	(2,899,008)	(1,470)	—
From net realized gain
Class 1	—	—	(96,019)	(861,596)	(318,287)	—
Class NAV	(13,262,451)	(3,992,892)	(582,069)	(5,905,883)	(5,924,062)	—
Total distributions	(14,635,896)	(5,027,596)	(4,086,453)	(10,085,783)	(6,243,819)	—
From Fund share transactions (Note 6)	(12,902,776)	(47,689,663)	(31,926,757)	(24,662,257)	(1,006,365)	(5,883,810)
Total increase (decrease)	(37,178,721)	(35,694,175)	(67,036,266)	(18,978,536)	(21,930,847)	4,623,720

Net assets

Beginning of period	89,402,263	125,096,438	228,152,989	247,131,525	98,049,286	93,425,566
End of period	$52,223,542	$89,402,263	$161,116,723	$228,152,989	$76,118,439	$98,049,286

Undistributed net investment income (loss)	$172,561	$898,736	$672,518	$1,720,966	($37,398)	—

The accompanying notes are an integral part of the financial statements.	332

John Hancock Funds II

Statements of Changes in Net Assets

	Small Company Growth		Small Company Value		Spectrum Income
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	($618,822)	($814,422)	$1,393,883	$1,019,956	$23,334,664	$39,873,709
Net realized gain (loss)	894,381	5,186,594	6,349,116	16,732,830	11,049,263	12,628,712
Change in net unrealized appreciation (depreciation)	(24,133,242)	9,504,714	(47,426,186)	24,741,259	(6,843,348)	5,526,452
Increase (decrease) in net assets resulting
from operations	(23,857,683)	13,876,886	(39,683,187)	42,494,045	27,540,579	58,028,873
Distributions to shareholders
From net investment income
Class 1	—	—	(222,418)	(399,933)	—	—
Class NAV	—	—	(744,875)	(718,167)	(25,518,797)	(37,709,123)
From net realized gain
Class 1	—	—	(5,895,273)	(2,245,675)	—	—
Class NAV	(5,101,160)	(1,393,929)	(15,211,967)	(3,878,230)	(13,144,565)	(1,278,570)
Total distributions	(5,101,160)	(1,393,929)	(22,074,533)	(7,242,005)	(38,663,362)	(38,987,693)
From Fund share transactions (Note 6)	16,220,926	121,930,345	35,144,839	39,886,714	95,759,499	196,465,949
Total increase (decrease)	(12,737,917)	134,413,302	(26,612,881)	75,138,754	84,636,716	215,507,129

Net assets

Beginning of period	208,314,097	73,900,795	463,053,848	387,915,094	979,238,101	763,730,972
End of period	$195,576,180	$208,314,097	$436,440,967	$463,053,848	$1,063,874,817	$979,238,101

Undistributed net investment income (loss)	($618,824)	($2)	$771,857	$345,267	$7,827,201	$10,011,334

	Strategic Bond		Strategic Income		Total Bond Market
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07[1]

From operations
Net investment income (loss)	$15,215,697	$21,354,359	$13,541,941	$18,005,428	$1,262,699	$2,074,497
Net realized gain (loss)	358,375	1,325,127	1,641,929	(8,676,496)	266,933	(55,468)
Change in net unrealized appreciation (depreciation)	(15,484,368)	(14,078,681)	1,347,498	3,652,583	1,528,745	(220,017)
Increase (decrease) in net assets resulting
from operations	89,704	8,600,805	16,531,368	12,981,515	3,058,377	1,799,012
Distributions to shareholders
From net investment income
Class 1	(975,928)	(2,346,688)	—	—	—	—
Class NAV	(9,542,248)	(17,589,075)	(4,925,259)	(12,664,623)	(1,368,680)	(1,721,518)
From net realized gain
Class 1	—	(38)	—	—	—	—
Class NAV	—	(254)	—	—	—	—
Total distributions	(10,518,176)	(19,936,055)	(4,925,259)	(12,664,623)	(1,368,680)	(1,721,518)
From Fund share transactions (Note 6)	36,594,731	168,235,858	22,053,037	141,283,033	1,479,039	53,505,674
Total increase (decrease)	26,166,259	156,900,608	33,659,146	141,599,925	3,168,736	53,583,168

Net assets

Beginning of period	468,669,848	311,769,240	422,693,358	281,093,433	53,583,168	—
End of period	$494,836,107	$468,669,848	$456,352,504	$422,693,358	$56,751,904	$53,583,168

Undistributed net investment income (loss)	$8,600,185	$3,902,664	$11,057,491	$2,440,809	$372,120	$478,101

1 Period from 10-27-06 (commencement of operations) to 8-31-07.

The accompanying notes are an integral part of the financial statements.	333

John Hancock Funds II

Statements of Changes in Net Assets

	Total Return		U.S. Global Leaders Growth		U.S. Government Securities
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08[1]	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$39,822,819	$64,684,983	$1,604,292	$3,672,257	$4,254,313	$9,566,466
Net realized gain (loss)	51,444,824	(11,771,276)	39,902,407	(11,148,125)	8,631,164	289,361
Change in net unrealized appreciation (depreciation)	57,965,042	3,868,137	(35,637,367)	50,427,222	(5,229,502)	(2,063,044)
Increase (decrease) in net assets resulting
from operations	149,232,685	56,781,844	5,869,332	42,951,354	7,655,975	7,792,783
Distributions to shareholders
From net investment income
Class 1	(4,305,918)	(4,700,672)	(145,780)	(122,004)	(1,012,682)	(1,928,490)
Class NAV	(53,853,122)	(48,061,952)	(4,122,069)	(2,499,659)	(3,681,342)	(7,809,347)
From net realized gain
Class 1	(495,243)	(265,340)	(2,331,093)	—	—	(59,567)
Class NAV	(6,450,737)	(2,548,023)	(20,604,739)	—	—	(250,357)
Total distributions	(65,105,020)	(55,575,987)	(27,203,681)	(2,621,663)	(4,694,024)	(10,047,761)
From Fund share transactions (Note 6)	277,281,112	365,795,161	(641,529,737)	162,902,644	(7,192,145)	(4,472,069)
Total increase (decrease)	361,408,777	367,001,018	(662,864,086)	203,232,335	(4,230,194)	(6,727,047)

Net assets

Beginning of period	1,526,275,710	1,159,274,692	680,246,161	477,013,826	196,837,722	203,564,769
End of period	$1,887,684,487	$1,526,275,710	$17,382,075	$680,246,161	$192,607,528	$196,837,722

Undistributed net investment income (loss)	$701,843	$19,045,374	($19,810)	$2,643,747	$1,305,467	$1,745,178

	U.S. High Yield Bond		U.S. Multi Sector		Value
	Six months ended		Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07	(Unaudited)	8/31/07[2]

From operations
Net investment income (loss)	$15,891,965	$25,533,837	$9,223,439	$17,257,395	$51,022	$61,963
Net realized gain (loss)	(3,059,933)	531,282	(32,495,832)	49,614,430	(211,186)	470,887
Change in net unrealized appreciation (depreciation)	(17,622,184)	(8,700,116)	(139,211,695)	61,281,932	(1,202,838)	198,905
Increase (decrease) in net assets resulting
from operations	(4,790,152)	17,365,003	(162,484,088)	128,153,757	(1,363,002)	731,755
Distributions to shareholders
From net investment income
Class 1	(177,532)	(226,221)	—	—	—	—
Class NAV	(15,944,098)	(24,325,401)	(20,111,627)	(12,350,979)	(78,757)	(7,330)
From net realized gain
Class 1	(1,227)	(104)	—	—	—	—
Class NAV	(108,977)	(12,238)	(51,023,810)	(6,470,404)	(887,906)	—
Total distributions	(16,231,834)	(24,563,964)	(71,135,437)	(18,821,383)	(966,663)	(7,330)
From Fund share transactions (Note 6)	39,481,772	113,947,229	219,629,057	187,458,471	6,300,905	13,205,808
Total increase (decrease)	18,459,786	106,748,268	(13,990,468)	296,790,845	3,971,240	13,930,233

Net assets

Beginning of period	396,761,795	290,013,527	1,523,756,738	1,226,965,893	13,930,233	—
End of period	$415,221,581	$396,761,795	$1,509,766,270	$1,523,756,738	$17,901,473	$13,930,233

Undistributed net investment income (loss)	$5,068,943	$5,298,608	$3,040,233	$13,928,421	$26,899	$54,634

1 Class NAV shares were terminated on 1-17-08.

2 Period from 10-27-06 (commencement of operations) to 8-31-07.

The accompanying notes are an integral part of the financial statements.	334

John Hancock Funds II

Statements of Changes in Net Assets

	Value & Restructuring		Vista
	Six months ended		Six months ended
	2/29/08	Year ended	2/29/08	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/07	(Unaudited)	8/31/07

From operations
Net investment income (loss)	$2,875,059	$5,049,452	($491,917)	($731,772)
Net realized gain (loss)	(11,721,622)	(13,523)	7,140,811	11,965,271
Change in net unrealized appreciation (depreciation)	(56,450)	52,493,135	(14,808,453)	34,279,942
Increase (decrease) in net assets resulting from operations	(8,903,013)	57,529,064	(8,159,559)	45,513,441
Distributions to shareholders
From net investment income
Class NAV	(6,082,341)	(3,198,754)	—	—
From net realized gain
Class NAV	(1,434,023)	(1,103,470)	(12,751,169)	—
Total distributions	(7,516,364)	(4,302,224)	(12,751,169)	—
From Fund share transactions (Note 6)	93,994,319	45,537,723	3,502,431	1,457,923
Total increase (decrease)	77,574,942	98,764,563	(17,408,297)	46,971,364

Net assets

Beginning of period	395,259,270	296,494,707	169,581,067	122,609,703
End of period	$472,834,212	$395,259,270	$152,172,770	$169,581,067

Undistributed net investment income (loss)	$888,217	$4,095,499	($703,850)	($211,933)

The accompanying notes are an integral part of the financial statements.	335

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Absolute Return
CLASS A

02-29-2008[11]	11.03	0.21	(0.23)	(0.02)	(0.44)	(0.33)	—	(0.77)	10.24	(0.33)[2,3,8]	1	1.47[4,5,9]	0.55[4,9,15]	3.82[6,9]	—[8]

08-31-2007	10.42	0.28	0.62	0.90	(0.15)	(0.14)	—	(0.29)	11.03	8.72[2,3]	1	1.65[4,5]	0.55[4]	2.55[6]	18

08-31-2006[7]	10.00	0.10	0.32	0.42	—	—	—	—	10.42	4.20[2,3,8]	1	4.04[4,5,9]	0.55[4,9]	5.17[6,9]	—[8]

CLASS B

02-29-2008[11]	10.95	0.17	(0.22)	(0.05)	(0.36)	(0.33)	—	(0.69)	10.21	(0.57)[2,3,8]	1	2.17[4,5,9]	1.25[4,9,15]	3.12[6,9]	—[8]

08-31-2007	10.40	0.20	0.63	0.83	(0.14)	(0.14)	—	(0.28)	10.95	7.96[2,3]	1	2.34[4,5]	1.25[4]	1.85[6]	18

08-31-2006[7]	10.00	0.08	0.32	0.40	—	—	—	—	10.40	4.00[2,3,8]	1	4.73[4,5,9]	1.25[4,9]	4.48[6,9]	—[8]

CLASS C

02-29-2008[11]	10.95	0.17	(0.22)	(0.05)	(0.36)	(0.33)	—	(0.69)	10.21	(0.57)[2,3,8]	1	2.17[4,5,9]	1.25[4,9,15]	3.12[6,9]	—[8]

08-31-2007	10.40	0.20	0.63	0.83	(0.14)	(0.14)	—	(0.28)	10.95	7.96[2,3]	1	2.34[4,5]	1.25[4]	1.85[6]	18

08-31-2006[7]	10.00	0.08	0.32	0.40	—	—	—	—	10.40	4.00[2,3,8]	1	4.73[4,5,9]	1.25[4,9]	4.48[6,9]	—[8]

CLASS 1

02-29-2008[11]	11.05	0.22	(0.21)	0.01	(0.47)	(0.33)	—	(0.80)	10.26	(0.07)[2,3,8]	1	1.22[4,5,9]	0.30[4,9,15]	4.07[6,9]	—[8]

08-31-2007	10.42	0.31	0.62	0.93	(0.16)	(0.14)	—	(0.30)	11.05	8.98[2,3]	1	1.40[4,5]	0.30[4]	2.80[6]	18

08-31-2006[7]	10.00	0.10	0.32	0.42	—	—	—	—	10.42	4.20[2,3,8]	1	3.79[4,5,9]	0.30[4,9]	5.42[6,9]	—[8]

Active Bond
CLASS 1

02-29-2008[11]	9.54	0.24	0.03[18]	0.27	(0.25)	—	—	(0.25)	9.56	2.84[8,12]	35	0.72[9]	0.72[9]	4.97[9]	75[8,13]

08-31-2007	9.60	0.47	(0.06)	0.41	(0.47)	—[14]	—	(0.47)	9.54	4.38[12]	36	0.73	0.73	4.92	165[13]

08-31-2006[10]	9.61	0.36	(0.11)	0.25	(0.26)	—	—	(0.26)	9.60	2.68[8,12]	37	0.79[9]	0.79[9]	4.27[9]	406[8]

CLASS NAV

02-29-2008[11]	9.53	0.24	0.03[18]	0.27	(0.25)	—	—	(0.25)	9.55	2.86[8,12]	558	0.67[9]	0.67[9]	5.03[9]	75[8,13]

08-31-2007	9.60	0.48	(0.07)	0.41	(0.48)	—[14]	—	(0.48)	9.53	4.34[12]	523	0.68	0.68	4.99	165[13]

08-31-2006[10]	9.58	0.35	(0.06)	0.29	(0.27)	—	—	(0.27)	9.60	3.09[8,12]	399	0.70[9]	0.70[9]	4.30[9]	406[8]

All Cap Core
CLASS NAV

02-29-2008[11]	11.06	0.06	(1.03)	(0.97)	(0.13)	(0.51)	—	(0.64)	9.45	(9.29)[8,12]	702	0.81[9]	0.81[9]	1.23[9]	120[8]

08-31-2007	9.92	0.12	1.06	1.18	(0.03)	(0.01)	—	(0.04)	11.06	11.93[12]	477	0.83	0.83	1.12	244

08-31-2006[16]	10.00	0.05	(0.13)	(0.08)	—	—	—	—	9.92	(0.80)[8]	284	0.84[9]	0.84[9]	1.42[9]	86[8]

All Cap Growth
CLASS 1

02-29-2008[11]	19.28	(0.01)	(1.85)	(1.86)	(0.02)	(1.27)	—	(1.29)	16.13	(10.53)[8,12]	29	0.96[9]	0.96[9]	(0.13)[9]	69[8]

08-31-2007	16.43	0.01	2.85	2.86	(0.01)	—	—	(0.01)	19.28	17.41[12]	33	0.97	0.97	0.07	102

08-31-2006[17]	15.50	0.01	0.93	0.94	(0.01)	—	—	(0.01)	16.43	6.05[8,12]	32	1.00[9]	1.00[9]	0.08[9]	106[8]

CLASS NAV

02-29-2008[11]	19.31	(0.01)	(1.85)	(1.86)	(0.03)	(1.27)	—	(1.30)	16.15	(10.54)[8,12]	92	0.91[9]	0.91[9]	(0.08)[9]	69[8]

08-31-2007	16.45	0.02	2.85	2.87	(0.01)	—	—	(0.01)	19.31	17.46[12]	99	0.92	0.92	0.13	102

08-31-2006[17]	15.51	0.02	0.93	0.95	(0.01)	—	—	(0.01)	16.45	6.11[8,12]	123	0.95[9]	0.95[9]	0.14[9]	106[8]

The accompanying notes are an integral part of the financial statements.	336

John Hancock Funds II

Financial Highlights

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Does not take into consideration expense reductions during the periods shown.

6 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

7 Class A, Class B, Class C and Class 1 shares began operations on 6-26-06.

8 Not annualized.

9 Annualized.

10 Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

11 Unaudited.

12 Assumes dividend reinvestment.

13 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Fund	2/29/2008	8/31/2007

Active Bond	146%	299%

Year 2006 exclude the effect of TBA transactions.

14 Less than $0.01 per share.

15 The annualized weighted average expense ratio of the underlying funds 0.69% reflects the indirect expense impact to the fund from its investment in the underlying funds, based on the actual expense ratio of each underlying fund weighted for the fund’s relative average investment therein.

16 Class NAV shares began operations on 4-28-06.

17 Class 1 and Class NAV shares began operations on 10-15-05.

18 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.	337

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

All Cap Value
CLASS 1

02-29-2008[5]	17.26	0.05	(0.51)	(0.46)	(0.21)	(5.45)	—	(5.66)	11.14	(5.05)[3,6]	24	0.99[4]	0.99[4]	0.76[4]	37[3]

08-31-2007	15.84	0.14	1.82	1.96	(0.12)	(0.42)	—	(0.54)	17.26	12.64[6]	26	0.97	0.97	0.82	82

08-31-2006[2]	13.84	0.11	1.91	2.02	(0.02)	—	—	(0.02)	15.84	14.64[3,6,7]	21	0.94[4]	0.94[4]	0.80[4]	48[3]

CLASS NAV

02-29-2008[5]	17.21	0.06	(0.51)	(0.45)	(0.22)	(5.45)	—	(5.67)	11.09	(5.00)[3,6]	69	0.94[4]	0.94[4]	0.81[4]	37[3]

08-31-2007	15.80	0.15	1.81	1.96	(0.13)	(0.42)	—	(0.55)	17.21	12.62[6]	70	0.88	0.88	0.93	82

08-31-2006[2]	13.80	0.12	1.91	2.03	(0.03)	—	—	(0.03)	15.80	14.69[3,6,7]	195	0.89[4]	0.89[4]	0.88[4]	48[3]

Blue Chip Growth
CLASS 1

02-29-2008[5]	20.98	0.04	(1.86)	(1.82)	(0.08)	(0.10)	—	(0.18)	18.98	(8.78)[3,6,9]	181	0.88[4,10]	0.85[4]	0.37[4]	16[3]

08-31-2007	17.82	0.08[8]	3.17	3.25	(0.09)	—	—	(0.09)	20.98	18.28[6,9]	204	0.89[10]	0.86	0.39[8]	33

08-31-2006[2]	16.53	0.08	1.22	1.30	(0.01)	—	—	(0.01)	17.82	7.88[3,6,9]	185	0.90[4,10]	0.88[4]	0.51[4]	28[3]

CLASS NAV

02-29-2008[5]	20.97	0.04	(1.86)	(1.82)	(0.09)	(0.10)	—	(0.19)	18.96	(8.79)[3,6,9]	1,811	0.84[4,10]	0.80[4]	0.40[4]	16[3]

08-31-2007	17.80	0.09[8]	3.17	3.26	(0.09)	—	—	(0.09)	20.97	18.37[6,9]	1,483	0.84[10]	0.81	0.44[8]	33

08-31-2006[2]	16.51	0.09	1.22	1.31	(0.02)	—	—	(0.02)	17.80	7.90[3,6,9]	1,088	0.85[4,10]	0.83[4]	0.58[4]	28[3]

Capital Appreciation
CLASS 1

02-29-2008[5]	10.79	0.01	(0.55)	(0.54)	(0.03)	—	—	(0.03)	10.22	(5.05)[3,6]	61	0.79[4]	0.79[4]	0.26[4]	42[3]

08-31-2007	9.44	0.03	1.33	1.36	(0.01)	—	—	(0.01)	10.79	14.43[6]	66	0.81	0.81	0.27	63

08-31-2006[2]	9.20	0.01	0.23	0.24	—	—	—	—	9.44	2.61[3]	68	0.88[4]	0.88[4]	0.10[4]	57[3]

CLASS NAV

02-29-2008[5]	10.80	0.02	(0.56)	(0.54)	(0.03)	—	—	(0.03)	10.23	(5.00)[3,6]	1,009	0.74[4]	0.74[4]	0.34[4]	42[3]

08-31-2007	9.45	0.04	1.32	1.36	(0.01)	—	—	(0.01)	10.80	14.42[6]	586	0.76	0.76	0.34	63

08-31-2006[2]	9.20	0.01	0.24	0.25	—	—	—	—	9.45	2.72[3]	393	0.83[4]	0.83[4]	0.15[4]	57[3]

Core Bond
CLASS 1

02-29-2008[5]	12.51	0.28	0.36	0.64	(0.30)	—	—	(0.30)	12.85	5.20[3,6]	4	0.80[4]	0.80[4]	4.44[4]	182[3,11]

08-31-2007	12.52	0.58	(0.02)	0.56	(0.57)	—[12]	—	(0.57)	12.51	4.60[6]	2	0.82	0.82	4.67	313[11]

08-31-2006[2]	12.51	0.47	(0.12)	0.35	(0.34)	—	—	(0.34)	12.52	2.86[3,6]	1	0.88[4]	0.88[4]	4.39[4]	436[3]

CLASS NAV

02-29-2008[5]	12.50	0.28	0.36	0.64	(0.30)	—	—	(0.30)	12.84	5.23[3,6]	281	0.74[4]	0.74[4]	4.50[4]	182[3,11]

08-31-2007	12.51	0.59	(0.02)	0.57	(0.58)	—[12]	—	(0.58)	12.50	4.67[6]	267	0.77	0.77	4.71	313[11]

08-31-2006[2]	12.50	0.46	(0.11)	0.35	(0.34)	—	—	(0.34)	12.51	2.90[3,6]	197	0.83[4]	0.83[4]	4.24[4]	436[3]

The accompanying notes are an integral part of the financial statements.	338

John Hancock Funds II

Financial Highlights

1 Based on the average of the shares outstanding.

2 Class 1 and Class NAV shares began operations on 10-15-05.

3 Not annualized.

4 Annualized.

5 Unaudited.

6 Assumes dividend reinvestment.

7 The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $46,991 and $410,290, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1 and 14.45% for Class NAV.

8 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

	Per share	Percentage of average net assets

Class 1	$0.04	0.18%
Class NAV	$0.04	0.18%

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Does not take into consideration expense reductions during the periods shown.

11 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Fund	2/29/2008	8/31/2007

Core Bond	318%	623%

Year 2006 exclude the effect of TBA transactions.

12 Less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.	339

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Core Equity
CLASS 1

02-29-2008[8]	15.87	0.04	(2.96)	(2.92)	(0.01)	(0.33)	—	(0.34)	12.61	(18.77)[3,6]	10	0.86[4]	0.86[4]	0.47[4]	24[3]

08-31-2007	14.25	—[5]	1.71	1.71	—[5]	(0.09)	—	(0.09)	15.87	11.99[6]	14	0.86	0.86	—[7]	12

08-31-2006[2]	13.76	(0.01)	0.50	0.49	—	—	—	—	14.25	3.56[3,6]	12	0.88[4]	0.88[4]	(0.04)[4]	13[3]

CLASS NAV

02-29-2008[8]	15.89	0.04	(2.96)	(2.91)	(0.01)	(0.33)	—	(0.34)	12.63	(18.71)[3,6]	807	0.81[4]	0.81[4]	0.54[4]	24[3]

08-31-2007	14.27	0.01	1.70	1.71	—[5]	(0.09)	—	(0.09)	15.89	11.99[6]	812	0.81	0.81	0.05	12

08-31-2006[2]	13.77	—[5]	0.50	0.50	—	—	—	—	14.27	3.63[3,6]	584	0.83[4]	0.83[4]	(0.01)[4]	13[3]

Emerging Growth
CLASS 1

02-29-2008[8]	18.18	0.11	(3.56)	(3.45)	(0.11)	(1.21)	—	(1.32)	13.41	(20.20)[3,6]	97	0.90[4]	0.90[4]	1.32[4]	26[3]

08-31-2007	18.34	0.04	3.15	3.19	(0.01)	(3.34)	—	(3.35)	18.18	19.20[6]	128	0.88	0.88	0.21	44

08-31-2006[2]	16.35	(0.04)	2.03	1.99	—	—	—	—	18.34	12.17[3]	120	0.98[4]	0.98[4]	(0.26)[4]	206[3]

CLASS NAV

02-29-2008[8]	18.19	0.11	(3.56)	(3.45)	(0.12)	(1.21)	—	(1.33)	13.41	(20.21)[3,6]	52	0.85[4]	0.85[4]	1.36[4]	26[3]

08-31-2007	18.34	0.05	3.15	3.20	(0.01)	(3.34)	—	(3.35)	18.19	19.27[6]	71	0.83	0.83	0.28	44

08-31-2006[2]	16.35	(0.03)	2.02	1.99	—	—	—	—	18.34	12.17[3]	51	0.93[4]	0.93[4]	(0.20)[4]	206[3]

Emerging Markets Value
CLASS NAV

02-29-2008[8]	11.02	0.05	0.26[14]	0.31	(0.10)	(0.10)	—	(0.20)	11.13	2.71[3,6]	472	1.08[4]	1.08[4]	0.94[4]	8[3]

08-31-2007[9]	10.00	0.08	0.94	1.02	—	—	—	—	11.02	10.20[3]	482	1.10[4]	1.10[4]	2.14[4]	2[3]

Emerging Small Company
CLASS 1

02-29-2008[8]	31.14	(0.06)	(4.88)	(4.94)	—	—	—	—	26.20	(15.86)[3,11]	39	1.11[4,12]	1.08[4]	(0.39)[4]	50[3]

08-31-2007	28.97	(0.17)	5.39	5.22	—	(3.05)	—	(3.05)	31.14	19.30[6,11]	48	1.07[12]	1.07	(0.56)	88

08-31-2006[10]	28.17	(0.16)	0.96	0.80	—	—	—	—	28.97	2.84[3,11]	52	1.30[4,12]	1.13[4]	(0.57)[4]	207[3]

CLASS NAV

02-29-2008[8]	31.15	(0.06)	(4.87)	(4.93)	—	—	—	—	26.22	(15.83)[3,11]	24	1.08[4,12]	1.04[4]	(0.39)[4]	50[3]

08-31-2007	28.97	(0.13)	5.36	5.23	—	(3.05)	—	(3.05)	31.15	19.34[6,11]	7	1.02[12]	1.02	(0.42)	88

08-31-2006[10]	29.40	(0.04)	(0.39)	(0.43)	—	—	—	—	28.97	(1.46)[3,11]	—[13]	1.76[4,12]	1.08[4]	(0.71)[4]	207[3]

1 Based on the average of the shares outstanding.

2 Class 1 and Class NAV shares began operations on 10-15-05.

3 Not annualized.

4 Annualized.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment.

7 Less than 0.01% .

8 Unaudited.

9 Class NAV shares began operations on 5-1-07.

10 Class 1 and Class NAV shares began operations on 10-15-05 and 6-26-06, respectively.

11 Total returns would have been lower had certain expenses not been reduced during the periods shown.

12 Does not take into consideration expense reductions during the periods shown.

13 Less than $500,000.

14 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.	340

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Equity-Income
CLASS 1

02-29-2008[5]	19.52	0.18	(1.68)	(1.50)	(0.32)	(0.93)	—	(1.25)	16.77	(8.22)[3,6,7]	175	0.89[4,8]	0.86[4]	1.91[4]	16[3]

08-31-2007	18.13	0.33	2.22	2.55	(0.30)	(0.86)	—	(1.16)	19.52	14.37[6,7]	212	0.89[8]	0.86	1.70	20

08-31-2006[2]	16.03	0.26	1.90	2.16	(0.06)	—	—	(0.06)	18.13	13.52[3,6,7]	183	0.90[4,8]	0.89[4]	1.68[4]	39[3]

CLASS NAV

02-29-2008[5]	19.51	0.18	(1.68)	(1.50)	(0.33)	(0.93)	—	(1.26)	16.75	(8.23)[3,6,7]	714	0.84[4,8]	0.81[4]	1.98[4]	16[3]

08-31-2007	18.11	0.34	2.22	2.56	(0.30)	(0.86)	—	(1.16)	19.51	14.46[6,7]	711	0.84[8]	0.81	1.75	20

08-31-2006[2]	16.01	0.27	1.89	2.16	(0.06)	—	—	(0.06)	18.11	13.54[3,6,7]	535	0.85[4,8]	0.84[4]	1.75[4]	39[3]

Fundamental Value
CLASS 1

02-29-2008[5]	17.58	0.07	(1.14)	(1.07)	(0.17)	(0.15)	—	(0.32)	16.19	(6.22)[3,7]	78	0.85[4]	0.85[4]	0.80[4]	10[3]

08-31-2007	15.86	0.20	1.86	2.06	(0.13)	(0.21)	—	(0.34)	17.58	13.02[7]	85	0.85	0.85	1.15	6

08-31-2006[2]	14.34	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.86	10.83[3,7]	67	0.86[4]	0.86[4]	0.93[4]	8[3]

CLASS NAV

02-29-2008[5]	17.56	0.07	(1.14)	(1.07)	(0.18)	(0.15)	—	(0.33)	16.16	(6.24)[3,7]	1,093	0.80[4]	0.80[4]	0.84[4]	10[3]

08-31-2007	15.83	0.21	1.86	2.07	(0.13)	(0.21)	—	(0.34)	17.56	13.12[7]	946	0.80	0.80	1.21	6

08-31-2006[2]	14.31	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.83	10.87[3,7]	695	0.81[4]	0.81[4]	1.00[4]	8[3]

Global Bond
CLASS 1

02-29-2008[5]	14.81	0.33	1.79	2.12	(0.72)	(0.12)	—	(0.84)	16.09	14.77[3,7]	66	1.03[4,12]	1.03[4,12]	4.28[4]	486[3,10]

08-31-2007	14.83	0.53	(0.04)[11]	0.49	(0.35)	(0.16)	—	(0.51)	14.81	3.40[7]	42	0.86	0.86	3.64	272[10]

08-31-2006[2]	14.56	0.44	(0.08)[11]	0.36	(0.09)	—	—	(0.09)	14.83	2.46[3,7]	41	0.84[4]	0.84[4]	3.42[4]	248[3]

CLASS NAV

02-29-2008[5]	14.78	0.33	1.80	2.13	(0.73)	(0.12)	—	(0.85)	16.06	14.86[3,7]	831	0.95[4,12]	0.95[4,12]	4.36[4]	486[3,10]

08-31-2007	14.79	0.54	(0.03)[11]	0.51	(0.36)	(0.16)	—	(0.52)	14.78	3.51[7]	754	0.81	0.81	3.68	272[10]

08-31-2006[2]	14.52	0.45	(0.09)[11]	0.36	(0.09)	—	—	(0.09)	14.79	2.48[3,7]	554	0.79[4]	0.79[4]	3.56[4]	248[3]

Global Real Estate
CLASS NAV

02-29-2008[5]	11.37	0.08	(1.78)	(1.70)	(0.35)	(0.45)	—	(0.80)	8.87	(15.93)[3,7]	475	1.08[4]	1.08[4]	1.56[4]	38[3]

08-31-2007	10.30	0.18	1.34	1.52	(0.45)	—	—	(0.45)	11.37	14.70[7]	465	1.08	1.08	1.54	97

08-31-2006[9]	10.00	0.06	0.24	0.30	—	—	—	—	10.30	3.00[3]	355	1.09[4]	1.09[4]	1.65[4]	87[3]

The accompanying notes are an integral part of the financial statements.	341

John Hancock Funds II

Financial Highlights

1 Based on the average of the shares outstanding.

2 Class 1 and Class NAV shares began operations on 10-15-05.

3 Not annualized.

4 Annualized.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Does not take into consideration expense reductions during the periods shown.

9 Class NAV shares began operations on 4-28-06.

10 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Fund	2/29/2008	8/31/2007

Global Bond	577%	914%

Year 2006 exclude the effect of TBA transactions.

11 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

12 Includes interest expense on securities sold short. Excluding interest expense the ratio for Class I and Class NAV would have been 0.87% and 0.18%, respectively.

The accompanying notes are an integral part of the financial statements.	342

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

High Income
CLASS NAV

02-29-2008[5]	10.61	0.36	(1.40)	(1.04)	(0.37)	(0.44)	—	(0.81)	8.76	(10.47)[3,6]	392	0.72[4]	0.72[4]	7.27[4]	29[3]

08-31-2007	9.87	0.69	0.76	1.45	(0.69)	(0.02)	—	(0.71)	10.61	14.81[6]	383	0.73	0.73	6.38	67

08-31-2006[2]	10.00	0.23	(0.25)	(0.02)	(0.11)	—	—	(0.11)	9.87	(0.14)[3]	289	0.77[4]	0.77[4]	6.73[4]	76[3]

High Yield
CLASS 1

02-29-2008[5]	9.92	0.42	(0.62)	(0.20)	(0.41)	(0.08)	—	(0.49)	9.23	(2.20)[3,6]	44	0.75[4]	0.75[4]	8.68[4]	32[3,8]

08-31-2007	10.12	0.77	(0.17)	0.60	(0.74)	(0.06)	—	(0.80)	9.92	6.02[6]	48	0.75	0.75	7.48	77[8]

08-31-2006[7]	10.10	0.65	(0.03)	0.62	(0.60)	—	—	(0.60)	10.12	6.41[3,6]	44	0.76[4]	0.76[4]	7.22[4]	83[3]

CLASS NAV

02-29-2008[5]	9.87	0.42	(0.62)	(0.20)	(0.41)	(0.08)	—	(0.49)	9.18	(2.19)[3,6]	1,479	0.70[4]	0.70[4]	8.74[4]	32[3,8]

08-31-2007	10.08	0.77	(0.17)	0.60	(0.75)	(0.06)	—	(0.81)	9.87	6.00[6]	1,547	0.70	0.70	7.55	77[8]

08-31-2006[7]	10.06	0.66	(0.03)	0.63	(0.61)	—	—	(0.61)	10.08	6.49[3,6]	1,144	0.71[4]	0.71[4]	7.36[4]	83[3]

Index 500
CLASS NAV

02-29-2008[5]	10.80	0.10	(1.08)	(0.98)	(0.05)	(0.03)	—	(0.08)	9.74	(9.17)[3,6]	618	0.48[4]	0.48[4]	1.94[4]	1[3]

08-31-2007[9]	10.00	0.17	0.67	0.84	(0.04)	—	—	(0.04)	10.80	8.41[3,6,10]	83	0.58[4,11]	0.51[4]	1.93[4]	3[3]

International Equity Index
CLASS NAV

02-29-2008[5]	22.51	0.17	(0.77)	(0.60)	(0.58)	(0.58)	—	(1.16)	20.75	(3.22)[3,6]	476	0.56[4]	0.56[4]	1.47[4]	5[3]

08-31-2007	18.97	0.47	3.64	4.11	(0.35)	(0.22)	—	(0.57)	22.51	21.97[6]	421	0.56	0.56	2.23	15

08-31-2006[12]	15.59	0.41	3.17	3.58	(0.20)	—	—	(0.20)	18.97	23.16[3,6]	308	0.58[4]	0.58[4]	2.78[4]	11[3]

1 Based on the average of the shares outstanding.

2 Class NAV shares began operations on 4-28-06.

3 Not annualized.

4 Annualized.

5 Unaudited.

6 Assumes dividend reinvestment.

7 Class 1 and Class NAV shares began operations on 10-15-05.

8 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Fund	2/29/2008	8/31/2007

High Yield	—	80%

Year 2006 exclude the effect of TBA transactions.

9 Class NAV shares began operations on 10-27-06.

10 Total returns would have been lower had certain expenses not been reduced during the periods shown.

11 Does not take into consideration expense reductions during the periods shown.

12 Class NAV shares began operations on 10-29-05.

The accompanying notes are an integral part of the financial statements.	343

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

International Opportunities
CLASS 1

02-29-2008[7]	19.32	0.05	0.55[11]	0.60	(0.26)	(2.47)	—	(2.73)	17.19	1.47[3,5]	34	1.05[4]	1.05[4]	0.51[4]	56[3]

08-31-2007	16.13	0.25	3.19	3.44	(0.05)	(0.20)	—	(0.25)	19.32	21.48[5]	23	1.04	1.04	1.40	127

08-31-2006[2]	13.71	0.11	3.01	3.12	(0.70)	—	—	(0.70)	16.13	23.36[3,5,6]	9	1.07[4]	1.07[4]	0.78[4]	99[3]

CLASS NAV

02-29-2008[7]	19.36	0.05	0.56[11]	0.61	(0.27)	(2.47)	—	(2.74)	17.23	1.52[3,5]	763	1.00[4]	1.00[4]	0.56[4]	56[3]

08-31-2007	16.16	0.24	3.21	3.45	(0.05)	(0.20)	—	(0.25)	19.36	21.51[5]	764	0.99	0.99	1.34	127

08-31-2006[2]	13.72	0.10	3.04	3.14	(0.70)	—	—	(0.70)	16.16	23.51[3,5,6]	552	1.02[4]	1.02[4]	0.73[4]	99[3]

International Small Cap
CLASS 1

02-29-2008[7]	24.53	0.09	(3.43)	(3.34)	(0.64)	(3.08)	—	(3.72)	17.47	(15.12)[3,5]	55	1.18[4]	1.18[4]	0.80[4]	12[3]

08-31-2007	20.95	0.28	6.44	6.72	(0.28)	(2.86)	—	(3.14)	24.53	34.99[5]	81	1.16	1.16	1.24	26

08-31-2006[2]	18.48	0.27	2.34	2.51	(0.04)	—	—	(0.04)	20.95	13.58[3,5]	37	1.18[4]	1.18[4]	1.55[4]	89[3]

CLASS NAV

02-29-2008[7]	24.53	0.10	(3.43)	(3.33)	(0.65)	(3.08)	—	(3.73)	17.47	(15.08)[3,5]	384	1.14[4]	1.14[4]	0.91[4]	12[3]

08-31-2007	20.95	0.26	6.46	6.72	(0.28)	(2.86)	—	(3.14)	24.53	35.01[5]	376	1.11	1.11	1.16	26

08-31-2006[2]	18.45	0.25	2.29	2.54	(0.04)	—	—	(0.04)	20.95	13.80[3,5]	359	1.13[4]	1.13[4]	1.43[4]	89[3]

International Small Company
CLASS NAV

02-29-2008[7]	11.53	0.03	(0.94)	(0.91)	(0.15)	(0.86)	—	(1.01)	9.61	(8.68)[3,5]	267	1.09[4]	0.96[4]	0.47[4]	8[3]

08-31-2007	9.33	0.12	2.14	2.26	(0.06)	—	—	(0.06)	11.53	24.30[5]	250	1.11	1.11	1.06	32

08-31-2006[8]	10.00	0.04	(0.71)	(0.67)	—	—	—	—	9.33	(6.70)[3]	221	1.14[4]	1.14[4]	1.37[4]	57[3]

International Value
CLASS 1

02-29-2008[7]	19.73	0.13	(1.41)	(1.28)	(0.36)	(0.99)	—	(1.35)	17.10	(7.39)[3,5,10]	431	0.98[4,9]	0.97[4]	1.40[4]	11[3]

08-31-2007	17.91	0.45	2.93	3.38	(0.46)	(1.10)	—	(1.56)	19.73	19.45[5,10]	162	1.00[9]	0.98	2.32	24

08-31-2006[2]	15.20	0.46	2.30	2.76	(0.05)	—	—	(0.05)	17.91	18.22[3,5,10]	134	1.01[4,9]	0.99[4]	3.17[4]	59[3]

CLASS NAV

02-29-2008[7]	19.70	0.12	(1.40)	(1.28)	(0.37)	(0.99)	—	(1.36)	17.06	(7.38)[3,5,10]	1,194	0.93[4,9]	0.92[4]	1.32[4]	11[3]

08-31-2007	17.88	0.47	2.91	3.38	(0.46)	(1.10)	—	(1.56)	19.70	19.50[5,10]	1,081	0.95[9]	0.93	2.42	24

08-31-2006[2]	15.16	0.47	2.30	2.77	(0.05)	—	—	(0.05)	17.88	18.35[3,5,10]	836	0.96[4,9]	0.94[4]	3.21[4]	59[3]

1 Based on the average of the shares outstanding.

2 Class 1 and Class NAV shares began operations on 10-15-05.

3 Not annualized.

4 Annualized.

5 Assumes dividend reinvestment.

6 The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and $3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 23.19% for Class 1 and 22.62% for Class NAV.

7 Unaudited.

8 Class NAV shares began operations on 4-28-06.

9 Does not take into consideration expense reductions during the periods shown.

10 Total returns would have been lower had certain expenses not been reduced during the periods shown.

11 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.	344

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Investment Quality Bond
CLASS 1

02-29-2008[5]	11.70	0.27	0.35	0.62	(0.30)	—	—	(0.30)	12.02	5.41[3,6]	51	0.76[4]	0.76[4]	4.52[4]	41[3]

08-31-2007	11.76	0.56	(0.04)	0.52	(0.58)	—[7]	—	(0.58)	11.70	4.49[6]	43	0.78	0.78	4.77	37

08-31-2006[2]	11.84	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.76	2.64[3,6]	35	0.84[4]	0.84[4]	4.42[4]	35[3]

CLASS NAV

02-29-2008[5]	11.69	0.27	0.35	0.62	(0.31)	—	—	(0.31)	12.00	5.35[3,6]	141	0.71[4]	0.71[4]	4.57[4]	41[3]

08-31-2007	11.75	0.56	(0.04)	0.52	(0.58)	—[7]	—	(0.58)	11.69	4.56[6]	123	0.73	0.73	4.83	37

08-31-2006[2]	11.83	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.75	2.68[3,6]	93	0.79[4]	0.79[4]	4.51[4]	35[3]

Large Cap
CLASS 1

02-29-2008[5]	16.12	0.10	(1.90)	(1.80)	(0.14)	(0.41)	—	(0.55)	13.77	(11.53)[3,6]	25	0.79[4]	0.79[4]	1.23[4]	30[3]

08-31-2007	14.67	0.19	1.78	1.97	(0.13)	(0.39)	—	(0.52)	16.12	13.59[6]	31	0.81	0.81	1.15	29

08-31-2006[2]	13.26	0.11	1.31	1.42	(0.01)	—	—	(0.01)	14.67	10.73[3,6]	2	0.93[4]	0.93[4]	0.86[4]	24[3]

CLASS NAV

02-29-2008[5]	16.13	0.10	(1.90)	(1.80)	(0.15)	(0.41)	—	(0.56)	13.77	(11.54)[3,6]	338	0.75[4]	0.75[4]	1.29[4]	30[3]

08-31-2007	14.67	0.18	1.80	1.98	(0.13)	(0.39)	—	(0.52)	16.13	13.67[6]	348	0.76	0.76	1.11	29

08-31-2006[2]	13.26	0.12	1.31	1.43	(0.02)	—	—	(0.02)	14.67	10.79[3,6]	192	0.88[4]	0.88[4]	0.95[4]	24[3]

Large Cap Value
CLASS 1

02-29-2008[5]	25.90	0.13	(2.08)	(1.95)	(0.22)	(0.65)	—	(0.87)	23.08	(7.80)[3,6]	116	0.89[4]	0.89[4]	1.05[4]	30[3]

08-31-2007	22.97	0.24	2.83	3.07	(0.14)	—	—	(0.14)	25.90	13.39[6]	130	0.91	0.91	0.96	63

08-31-2006[2]	20.31	0.23	2.48	2.71	(0.05)	—	—	(0.05)	22.97	13.33[3,6]	105	0.98[4]	0.98[4]	1.24[4]	54[3]

CLASS NAV

02-29-2008[5]	25.95	0.14	(2.08)	(1.94)	(0.24)	(0.65)	—	(0.89)	23.12	(7.78)[3,6]	433	0.84[4]	0.84[4]	1.12[4]	30[3]

08-31-2007	23.01	0.26	2.82	3.08	(0.14)	—	—	(0.14)	25.95	13.42[6]	412	0.86	0.86	1.00	63

08-31-2006[2]	20.33	0.17	2.56	2.73	(0.05)	—	—	(0.05)	23.01	13.43[3,6]	234	0.89[4]	0.89[4]	0.89[4]	54[3]

Mid Cap Index
CLASS NAV

02-29-2008[5]	21.18	0.09	(1.67)	(1.58)	(0.26)	(1.68)	—	(1.94)	17.66	(8.30)[3,6]	309	0.50[4]	0.50[4]	0.92[4,9]	30[3]

08-31-2007	18.37	0.27[9]	2.65	2.92	(0.08)	(0.03)	—	(0.11)	21.18	15.93[6]	428	0.51	0.51	1.32[9]	64

08-31-2006[8]	16.85	0.17	1.38	1.55	(0.03)	—	—	(0.03)	18.37	9.20[3,6,10]	172	0.56[4,11]	0.56[4]	1.14[4]	10[3]

1 Based on the average of the shares outstanding.

2 Class 1 and Class NAV shares began operations on 10-15-05.

3 Not annualized.

4 Annualized.

5 Unaudited.

6 Assumes dividend reinvestment.

7 Less than $0.01 per share.

8 Class NAV shares began operations on 10-29-05.

9 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

	Per share	Percentage of average net assets

Class NAV	$0.06	0.28%

10 Total returns would have been lower had certain expenses not been reduced during the periods shown.

11 Does not take into consideration expense reductions during the periods shown.

The accompanying notes are an integral part of the financial statements.	345

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Mid Cap Intersection
CLASS NAV

02-29-2008[11]	9.59	—[6]	(1.09)	(1.09)	(0.01)	—	—	(0.01)	8.49	(11.41)[3,7]	312	0.90[4]	0.90[4]	(0.03)[4]	36[3]

08-31-2007[2]	10.00	0.01	(0.42)	(0.41)	—	—	—	—	9.59	(4.10)	334	0.94	0.94	0.19	59

Mid Cap Stock
CLASS 1

02-29-2008[11]	19.00	—[6]	(0.57)	(0.57)	—	(1.33)	—	(1.33)	17.10	(3.78)[3,7]	289	0.93[4]	0.93[4]	(0.04)[4]	67[3]

08-31-2007	15.81	0.03[8]	3.96	3.99	(0.06)	(0.74)	—	(0.80)	19.00	25.91[7]	136	0.93	0.93	0.18[8]	114

08-31-2006[5]	13.86	(0.04)	2.01	1.97	—	(0.02)	—	(0.02)	15.81	14.20[3,7,9]	107	0.96[4]	0.96[4]	(0.30)[4]	104[3]

CLASS NAV

02-29-2008[11]	19.03	—[6]	(0.57)	(0.57)	—[6]	(1.33)	—	(1.33)	17.13	(3.78)[3,7]	366	0.88[4]	0.88[4]	0.01[4]	67[3]

08-31-2007	15.83	0.03[8]	3.97	4.00	(0.06)	(0.74)	—	(0.80)	19.03	25.95[7]	366	0.88	0.88	0.19[8]	114

08-31-2006[5]	13.87	(0.04)	2.02	1.98	—	(0.02)	—	(0.02)	15.83	14.27[3,7,9]	194	0.91[4]	0.91[4]	(0.26)[4]	104[3]

Mid Cap Value
CLASS 1

02-29-2008[11]	21.05	0.08	(3.00)	(2.92)	(0.15)	(0.98)	—	(1.13)	17.00	(14.52)[3,7]	89	0.97[4]	0.97[4]	0.79[4]	21[3]

08-31-2007	18.87	0.13	2.98	3.11	(0.14)	(0.79)	—	(0.93)	21.05	16.76[7]	113	0.96	0.96	0.63	33

08-31-2006[5]	17.65	0.11	1.15	1.26	(0.03)	(0.01)	—	(0.04)	18.87	7.11[3,7]	93	0.97[4]	0.97[4]	0.63[4]	74[3]

CLASS NAV

02-29-2008[11]	21.05	0.08	(2.99)	(2.91)	(0.16)	(0.98)	—	(1.14)	17.00	(14.47)[3,7]	157	0.93[4]	0.93[4]	0.85[4]	21[3]

08-31-2007	18.86	0.15	2.98	3.13	(0.15)	(0.79)	—	(0.94)	21.05	16.83[7]	163	0.91	0.91	0.69	33

08-31-2006[5]	17.63	0.12	1.15	1.27	(0.03)	(0.01)	—	(0.04)	18.86	7.18[3,7]	50	0.92[4]	0.92[4]	0.70[4]	74[3]

Mid Cap Value Equity
CLASS NAV

02-29-2008[11]	11.42	0.04	(0.88)	(0.84)	(0.11)	(0.21)	—	(0.32)	10.26	(7.57)[3,7]	132	0.94[4]	0.94[4]	0.73[4]	22[3]

08-31-2007	9.65	0.13	1.70	1.83	(0.06)	—	—	(0.06)	11.42	18.99[7]	129	0.94	0.94	1.22	26

08-31-2006[10]	10.00	0.03	(0.38)	(0.35)	—	—	—	—	9.65	(3.50)[3]	98	1.02[4]	1.02[4]	0.79[4]	24[3]

1 Based on the average of the shares outstanding.

2 Class NAV shares began operations on 5-1-07.

3 Not annualized.

4 Annualized.

5 Class 1 and Class NAV shares began operations on 10-15-05.

6 Less than $0.01 per share.

7 Assumes dividend reinvestment.

8 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

	Per share	Percentage of average net assets

Class 1	$0.07	0.42%
Class NAV	$0.06	0.35%

9 The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 13.67% for Class 1 and 13.77% for Class NAV.

10 Class NAV shares began operations on 4-28-06.

11 Unaudited.

The accompanying notes are an integral part of the financial statements.	346

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Natural Resources
CLASS 1

02-29-2008[2]	42.52	0.06	7.65	7.71	(0.24)	(11.20)	—	(11.44)	38.79	18.11[4,6]	158	1.12[5]	1.12[5]	0.30[5]	13[4]

08-31-2007	35.71	0.22	8.52	8.74	(0.34)	(1.59)	—	(1.93)	42.52	25.57[6]	111	1.14	1.14	0.58	54

08-31-2006[3]	28.70	0.34	6.70	7.04	(0.03)	—	—	(0.03)	35.71	24.55[4,6]	81	1.12[5]	1.12[5]	1.13[5]	71[4]

CLASS NAV

02-29-2008[2]	42.39	0.07	7.63	7.70	(0.26)	(11.20)	—	(11.46)	38.63	18.15[4,6]	547	1.07[5]	1.07[5]	0.32[5]	13[4]

08-31-2007	35.60	0.24	8.48	8.72	(0.34)	(1.59)	—	(1.93)	42.39	25.61[6]	731	1.09	1.09	0.64	54

08-31-2006[3]	28.60	0.33	6.71	7.04	(0.04)	—	—	(0.04)	35.60	24.62[4,6]	692	1.07[5]	1.07[5]	1.11[5]	71[4]

Quantitative All Cap
CLASS A

02-29-2008[2]	11.91	0.05	(1.18)	(1.13)	(0.07)	(1.23)	—	(1.30)	9.48	(10.57)[4,8,9]	1	1.88[5,10]	1.10[5]	0.84[5]	67[4]

08-31-2007	10.11	0.09[7]	1.77	1.86	(0.05)	(0.01)	—	(0.06)	11.91	18.45[8,9]	1	2.03[10]	1.10	0.76[7]	148

08-31-2006[11]	10.00	0.02	0.09	0.11	—	—	—	—	10.11	1.10[4,9]	1	5.94[5,10]	1.07[5]	1.70[5]	21[4]

CLASS B

02-29-2008[2]	11.86	0.01	(1.18)	(1.17)	(0.01)	(1.23)	—	(1.24)	9.45	(10.87)[4,8,9]	1	2.57[5,10]	1.80[5]	0.14[5]	67[4]

08-31-2007	10.11	0.01[7]	1.76	1.77	(0.01)	(0.01)	—	(0.02)	11.86	17.57[8,9]	1	2.72[10]	1.80	0.06[7]	148

08-31-2006[11]	10.00	0.01	0.10	0.11	—	—	—	—	10.11	1.10[4,9]	1	6.63[5,10]	1.75[5]	1.02[5]	21[4]

CLASS C

02-29-2008[2]	11.86	0.01	(1.18)	(1.17)	(0.01)	(1.23)	—	(1.24)	9.45	(10.87)[4,8,9]	1	2.57[5,10]	1.80[5]	0.14[5]	67[4]

08-31-2007	10.11	0.01[7]	1.76	1.77	(0.01)	(0.01)	—	(0.02)	11.86	17.57[8,9]	1	2.72[10]	1.80	0.06[7]	148

08-31-2006[11]	10.00	0.01	0.10	0.11	—	—	—	—	10.11	1.10[4,9]	1	6.63[5,10]	1.75[5]	1.02[5]	21[4]

CLASS I

02-29-2008[2]	11.93	0.06	(1.17)	(1.11)	(0.09)	(1.23)	—	(1.32)	9.50	(10.36)[4,8,9]	1	1.58[5,10]	0.80[5]	1.14[5]	67[4]

08-31-2007	10.12	0.12[7]	1.76	1.88	(0.06)	(0.01)	—	(0.07)	11.93	18.70[8,9]	2	1.73[10]	0.80	1.06[7]	148

08-31-2006[11]	10.00	0.02	0.10	0.12	—	—	—	—	10.12	1.20[4,9]	1	5.66[5,10]	0.78[5]	1.99[5]	21[4]

Quantitative Mid Cap
CLASS 1

02-29-2008[2]	15.92	0.08	(1.76)	(1.68)	(0.12)	(3.07)	—	(3.19)	11.05	(12.19)[4,6]	99	0.86[5]	0.86[5]	1.10[5]	73[4]

08-31-2007	14.32	0.07	1.56	1.63	(0.03)	—[13]	—	(0.03)	15.92	11.39[6]	124	0.86	0.86	0.45	231

08-31-2006[12]	13.55	0.02	0.76	0.78	—[13]	(0.01)	—	(0.01)	14.32	5.74[4,6]	133	0.85[5]	0.85[5]	0.12[5]	119[4]

Real Estate Equity
CLASS NAV

02-29-2008[2]	10.82	0.12	(1.59)	(1.46)	(0.12)	(1.14)	—	(1.26)	8.09	(14.46)[4,6,9]	230	0.90[5,10]	0.86[5]	2.47[5]	12[4]

08-31-2007	10.99	0.28	(0.12)[15] 0.16		(0.17)	(0.16)	—	(0.33)	10.82	1.28[6,9]	254	0.90[10]	0.87	2.41	55

08-31-2006[14]	10.00	0.08	0.91	0.99	—	—	—	—	10.99	9.90[4,9]	275	0.92[5,10]	0.90[5]	2.29[5]	50[4]

The accompanying notes are an integral part of the financial statements.	347

John Hancock Funds II

Financial Highlights

1 Based on the average of the shares outstanding.

2 Unaudited.

3 Class 1 and Class NAV shares began operations on 10-15-05.

4 Not annualized.

5 Annualized.

6 Assumes dividend reinvestment.

7 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

	Per share	Percentage of average net assets

Class A	$0.02	0.22%
Class B	$0.02	0.22%
Class C	$0.02	0.22%
Class I	$0.03	0.22%

8 Assumes dividend reinvestment and does not reflect the effect of sales charges.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Does not take into consideration expense reductions during the periods shown.

11 Class A, Class B, Class C and Class I shares began operations on 7-28-06.

12 Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

13 Less than $0.01 per share.

14 Class NAV shares began operations on 4-28-06.

15 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.	348

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Real Estate Securities
CLASS 1

02-29-2008[5]	17.80	0.22	(2.34)	(2.02)	(0.30)	(2.65)	—	(2.95)	12.83	(12.81)[3,6]	106	0.81[4]	0.81[4]	2.77[4]	31[3]

08-31-2007	29.94	0.50	1.52	2.02	(0.93)	(13.23)	—	(14.16)	17.80	4.30[6]	145	0.80	0.80	2.25	87

08-31-2006[2]	23.03	0.64	6.46	7.10	(0.16)	(0.03)	—	(0.19)	29.94	30.96[3,6]	171	0.82[4]	0.82[4]	2.76[4]	199[3]

Real Return Bond
CLASS 1

02-29-2008[5]	13.17	0.31	1.50	1.81	(0.38)	—	—	(0.38)	14.60	14.04[3,6]	36	0.79[4,13]	0.79[4,13]	4.51[4]	356[3,8]

08-31-2007	13.41	0.55	(0.29)	0.26	(0.46)	(0.04)	—	(0.50)	13.17	1.97[6,9]	19	0.79[10]	0.79	4.16	197[8]

08-31-2006[7]	13.52	0.53	(0.24)	0.29	(0.40)	—[11]	—	(0.40)	13.41	2.27[3,6]	17	0.80[4]	0.80[4]	4.52[4]	216[3]

CLASS NAV

02-29-2008[5]	13.07	0.30	1.50	1.80	(0.38)	—	—	(0.38)	14.49	14.09[3,6]	899	0.74[4,13]	0.74[4,13]	4.48[4]	356[3,8]

08-31-2007	13.32	0.59	(0.34)	0.25	(0.46)	(0.04)	—	(0.50)	13.07	1.95[6,9]	951	0.74[10]	0.74	4.53	197[8]

08-31-2006[7]	13.43	0.55	(0.26)	0.29	(0.40)	—[11]	—	(0.40)	13.32	2.32[3,6]	684	0.75[4]	0.75[4]	4.75[4]	216[3]

Small Cap
CLASS 1

02-29-2008[5]	15.83	0.01	(2.17)	(2.16)	(0.01)	(2.14)	—	(2.15)	11.52	(15.58)[3]	1	0.96[4]	0.96[4]	0.18[4]	35[3]

08-31-2007	14.02	(0.03)	1.84	1.81	—	—	—	—	15.83	12.91	1	0.95	0.95	(0.19)	109

08-31-2006[7]	13.60	(0.03)	0.45	0.42	—	—	—	—	14.02	3.09[3]	1	0.96[4]	0.96[4]	(0.27)[4]	53[3]

CLASS NAV

02-29-2008[5]	15.86	0.02	(2.19)	(2.17)	(0.01)	(2.14)	—	(2.15)	11.54	(15.61)[3]	152	0.91[4]	0.91[4]	0.23[4]	35[3]

08-31-2007	14.04	(0.02)	1.84	1.82	—	—	—	—	15.86	12.96	168	0.90	0.90	(0.16)	109

08-31-2006[7]	13.61	(0.03)	0.46	0.43	—	—	—	—	14.04	3.16[3]	240	0.91[4]	0.91[4]	(0.27)[4]	53[3]

Small Cap Index
CLASS NAV

02-29-2008[5]	17.03	0.13	(1.99)	(1.86)	(0.30)	(2.92)	—	(3.22)	11.95	(12.95)[3,6,9]	52	0.56[4,10]	0.56[4]	1.69[4]	29[3]

08-31-2007	15.95	0.20	1.50	1.70	(0.13)	(0.49)	—	(0.62)	17.03	10.70[6,9]	89	0.54[10]	0.54	1.19	40

08-31-2006[12]	14.05	0.12	1.80	1.92	(0.02)	—	—	(0.02)	15.95	13.69[3,6,9]	125	0.58[4,10]	0.56[4]	0.92[4]	40[3]

1 Based on the average of the shares outstanding.

2 Class 1 shares began operations on 10-15-05.

3 Not annualized.

4 Annualized.

5 Unaudited.

6 Assumes dividend reinvestment.

7 Class 1 and Class NAV shares began operations on 10-15-05.

8 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Fund	2/29/2008	8/31/2007

Real Return Bond	379%	230%

Year 2006 exclude the effect of TBA transactions.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Does not take into consideration expense reductions during the periods shown.

11 Less than $0.01 per share.

12 Class NAV shares began operations on 10-29-05.

13 Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 and Class NAV would have been 0.79% and 0.73%, respectively.

The accompanying notes are an integral part of the financial statements.	349

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Small Cap Opportunities
CLASS 1

02-29-2008[5]	23.45	0.24	(3.38)	(3.14)	(0.33)	(0.07)	—	(0.40)	19.91	(13.57)[3,6]	28	1.09[4]	1.09[4]	2.19[4]	23[3]

08-31-2007	23.24	0.32	0.83	1.15	(0.31)	(0.63)	—	(0.94)	23.45	4.85[6]	35	1.09	1.09	1.32	48

08-31-2006[2]	21.36	0.21	1.72	1.93	(0.05)	—[7]	—	(0.05)	23.24	9.04[3,6]	30	1.10[4]	1.10[4]	1.01[4]	59[3]

CLASS NAV

02-29-2008[5]	23.35	0.25	(3.37)	(3.12)	(0.34)	(0.07)	—	(0.41)	19.82	(13.54)[3,6]	133	1.04[4]	1.04[4]	2.23[4]	23[3]

08-31-2007	23.14	0.34	0.81	1.15	(0.31)	(0.63)	—	(0.94)	23.35	4.88[6]	194	1.04	1.04	1.37	48

08-31-2006[2]	21.26	0.22	1.71	1.93	(0.05)	—[7]	—	(0.05)	23.14	9.09[3,6]	217	1.05[4]	1.05[4]	1.05[4]	59[3]

Small Company
CLASS 1

02-29-2008[5]	16.82	(0.01)	(2.31)	(2.32)	—	(1.01)	—	(1.01)	13.49	(14.34)[3,6]	4	1.31[4]	1.31[4]	(0.12)[4]	73[3]

08-31-2007	15.42	(0.04)	1.44	1.40	—	—	—	—	16.82	9.08	5	1.25	1.25	(0.24)	160

08-31-2006[2]	15.15	(0.06)	0.33	0.27	—	—	—	—	15.42	1.78[3]	6	1.34[4]	1.34[4]	(0.40)[4]	110[3]

CLASS NAV

02-29-2008[5]	16.85	—[7]	(2.32)	(2.32)	—[7]	(1.01)	—	(1.01)	13.52	(14.31)[3,6]	72	1.26[4]	1.26[4]	(0.03)[4]	73[3]

08-31-2007	15.44	(0.03)	1.44	1.41	—	—	—	—	16.85	9.13	93	1.20	1.20	(0.20)	160

08-31-2006[2]	15.16	(0.04)	0.32	0.28	—	—	—	—	15.44	1.85[3]	87	1.29[4]	1.29[4]	(0.31)[4]	110[3]

Small Company Growth
CLASS NAV

02-29-2008[5]	13.09	(0.04)	(1.33)	(1.37)	—	(0.30)	—	(0.30)	11.42	(10.71)[3,6]	196	1.08[4]	1.08[4]	(0.58)[4]	21[3]

08-31-2007	11.09	(0.09)	2.29	2.20	—	(0.20)	—	(0.20)	13.09	20.04	208	1.11	1.11	(0.68)	39

08-31-2006[8]	10.00	(0.08)	1.17	1.09	—	—	—	—	11.09	10.90[3]	74	1.16[4]	1.16[4]	(0.83)[4]	49[3]

Small Company Value
CLASS 1

02-29-2008[5]	25.81	0.07	(2.10)	(2.03)	(0.04)	(1.11)	—	(1.15)	22.63	(8.11)[3,6,9]	118	1.11[4,10]	1.06[4]	0.55[4]	14[3]

08-31-2007	23.66	0.05	2.54	2.59	(0.07)	(0.37)	—	(0.44)	25.81	10.98[6,9]	144	1.11[10]	1.06	0.20	18

08-31-2006[2]	21.09	0.10	2.52	2.62	(0.05)	—	—	(0.05)	23.66	12.41[3,6,9]	149	1.12[4,10]	1.10[4]	0.46[4]	12[3]

CLASS NAV

02-29-2008[5]	25.79	0.08	(2.11)	(2.03)	(0.05)	(1.11)	—	(1.16)	22.60	(8.11)[3,6,9]	318	1.06[4,10]	1.01[4]	0.62[4]	14[3]

08-31-2007	23.63	0.06	2.54	2.60	(0.07)	(0.37)	—	(0.44)	25.79	11.04[6,9]	319	1.06[10]	1.01	0.25	18

08-31-2006[2]	21.06	0.11	2.51	2.62	(0.05)	—	—	(0.05)	23.63	12.44[3,6,9]	239	1.07[4,10]	1.05[4]	0.53[4]	12[3]

1 Based on the average of the shares outstanding.

2 Class 1 and Class NAV shares began operations on 10-15-05.

3 Not annualized.

4 Annualized.

5 Unaudited.

6 Assumes dividend reinvestment.

7 Less than $0.01 per share.

8 Class NAV shares began operations on 10-29-05.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Does not take into consideration expense reductions during the periods shown.

The accompanying notes are an integral part of the financial statements.	350

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Spectrum Income
CLASS NAV

02-29-2008[5]	10.51	0.24	0.06[14]	0.30	(0.27)	(0.14)	—	(0.41)	10.40	2.86[6,7]	1,064	0.88[4,8]	0.85[4]	4.61[4]	40[3,9]

08-31-2007	10.27	0.47	0.24	0.71	(0.45)	(0.02)	—	(0.47)	10.51	7.00[6,7]	979	0.88[8]	0.86	4.46	73[9]

08-31-2006[2]	10.00	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.27	5.47[3,6,7]	764	0.94[4,8]	0.93[4]	4.15[4]	123[3]

Strategic Bond
CLASS 1

02-29-2008[5]	11.56	0.36	(0.35)	0.01	(0.25)	—	—	(0.25)	11.32	0.07[3,7]	42	0.80[4]	0.80[4]	6.22[4]	41[3,9]

08-31-2007	11.79	0.65	(0.25)	0.40	(0.63)	—[11]	—	(0.63)	11.56	3.36[7]	45	0.81	0.81	5.47	91[9]

08-31-2006[10]	11.85	0.51	(0.04)	0.47	(0.53)	—[11]	—	(0.53)	11.79	4.18[3,7]	42	0.82[4]	0.82[4]	4.88[4]	192[3]

CLASS NAV

02-29-2008[5]	11.54	0.36	(0.36)	—	(0.25)	—	—	(0.25)	11.29	0.01[3,7]	453	0.75[4]	0.75[4]	6.30[4]	41[3,9]

08-31-2007	11.77	0.65	(0.24)	0.41	(0.64)	—[11]	—	(0.64)	11.54	3.44[7]	424	0.76	0.76	5.54	91[9]

08-31-2006[10]	11.83	0.51	(0.04)	0.47	(0.53)	—[11]	—	(0.53)	11.77	4.22[3,7]	270	0.77[4]	0.77[4]	4.88[4]	192[3]

Strategic Income
CLASS NAV

02-29-2008[5]	10.06	0.31	0.08	0.39	(0.12)	—	—	(0.12)	10.33	3.85[3,7]	456	0.76[4]	0.76[4]	6.18[4]	31[9]

08-31-2007	10.06	0.51	(0.12)	0.39	(0.39)	—	—	(0.39)	10.06	4.01[7]	423	0.78	0.78	5.15	97[9]

08-31-2006[12]	10.00	0.14	(0.01)	0.13	(0.07)	—	—	(0.07)	10.06	1.37[3,7]	281	0.86[4]	0.86[4]	4.18[4]	65[3]

Total Bond Market
CLASS NAV

02-29-2008[5]	10.02	0.23	0.32	0.55	(0.25)	—	—	(0.25)	10.32	5.60[3,6,7]	57	0.60[4,8]	0.56[4]	4.59[4]	27[3]

08-31-2007[13]	10.00	0.40	(0.05)	0.35	(0.33)	—	—	(0.33)	10.02	3.54[3,6,7]	54	0.62[4,8]	0.56[4]	4.66[4]	101[3]

1 Based on the average of the shares outstanding.

2 Class NAV shares began operations on 10-29-05.

3 Not annualized.

4 Annualized.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Does not take into consideration expense reductions during the periods shown.

9 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Fund	2/29/2008	8/31/2007

Spectrum Income	53%	110%
Strategic Bond	252%	442%
Strategic Income	34%	106%

Year 2006 exclude the effect of TBA transactions.

10 Class 1 and Class NAV shares began operations on 10-15-05.

11 Less than $0.01 per share.

12 Class NAV shares began operations on 4-28-06.

13 Class NAV shares began operations on 10-27-06.

14 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.	351

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

Total Return
CLASS 1

02-29-2008[8]	13.79	0.32	0.90	1.22	(0.47)	(0.05)	—	(0.52)	14.49	9.03[2,4,11]	147	0.85[3,5,12]	0.85[3,5]	4.61[3]	115[2,7]

08-31-2007	13.78	0.64	(0.06)	0.58	(0.54)	(0.03)	—	(0.57)	13.79	4.26[4]	126	0.83[5,6]	0.83[5,6]	4.67	349[7]

08-31-2006[9]	13.70	0.46	(0.04)	0.42	(0.34)	—	—	(0.34)	13.78	3.14[2,4]	118	0.82[3]	0.82[3]	3.85[3]	398[2]

CLASS NAV

02-29-2008[8]	13.75	0.33	0.90	1.23	(0.47)	(0.05)	—	(0.52)	14.46	9.16[2,4,11]	1,741	0.80[3,5,12]	0.80[3,5]	4.66[3]	115[2,7]

08-31-2007	13.75	0.65	(0.08)	0.57	(0.54)	(0.03)	—	(0.57)	13.75	4.26[4]	1,400	0.78[5,6]	0.78[5,6]	4.77	349[7]

08-31-2006[9]	13.67	0.47	(0.05)	0.42	(0.34)	—	—	(0.34)	13.75	3.18[2,4]	1,041	0.77[3]	0.77[3]	3.95[3]	398[2]

U.S. Global Leaders Growth
CLASS 1

02-29-2008[8]	13.68	0.06	(0.35)	(0.29)	(0.11)	(1.83)	—	(1.94)	11.45	(2.21)[2,4,11]	17	1.18[3,12]	0.78[3]	0.86[3]	17[2]

08-31-2007	12.66	0.08	1.00	1.08	(0.06)	—	—	(0.06)	13.68	8.57[4]	18	0.77	0.77	0.58	24

08-31-2006[9]	12.79	0.05	(0.17)	(0.12)	(0.01)	—	—	(0.01)	12.66	(0.97)[2,4]	25	0.79[3]	0.79[3]	0.44[3]	17[2]

U.S. Government Securities
CLASS 1

02-29-2008[8]	13.43	0.28	0.21[13]	0.49	(0.31)	—	—	(0.31)	13.61	3.67[2,4]	45	0.76[3,12]	0.76[3]	4.18[3]	105[2,7]

08-31-2007	13.59	0.62	(0.14)	0.48	(0.62)	(0.02)	—	(0.64)	13.43	3.62[4]	43	0.76	0.76	4.54	59[7]

08-31-2006[9]	13.54	0.44	(0.07)	0.37	(0.32)	—[10]	—	(0.32)	13.59	2.87[2,4]	43	0.78[3]	0.78[3]	3.67[3]	100[2]

CLASS NAV

02-29-2008[8]	13.40	0.28	0.21[13]	0.49	(0.31)	—	—	(0.31)	13.58	3.70[2,4]	147	0.71[3,12]	0.71[3]	4.23[3]	105[2,7]

08-31-2007	13.56	0.62	(0.13)	0.49	(0.63)	(0.02)	—	(0.65)	13.40	3.69[4]	154	0.71	0.71	4.58	59[7]

08-31-2006[9]	13.51	0.44	(0.06)	0.38	(0.33)	—[10]	—	(0.33)	13.56	2.91[2,4]	161	0.73[3]	0.73[3]	3.75[3]	100[2]

U.S. High Yield Bond
CLASS 1

02-29-2008[8]	12.87	0.48	(0.61)	(0.13)	(0.50)	—[10]	—	(0.50)	12.24	(1.07)[2,4]	5	0.83[3]	0.83[3]	7.67[3]	35[2]

08-31-2007	13.05	0.95	(0.18)	0.77	(0.95)	—[10]	—	(0.95)	12.87	5.94[4]	4	0.84	0.84	7.25	86

08-31-2006[9]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.55[2,4]	2	0.87[3]	0.87[3]	7.12[3]	108[2]

CLASS NAV

02-29-2008[8]	12.87	0.49	(0.61)	(0.12)	(0.51)	—[10]	—	(0.51)	12.24	(1.04)[2,4]	410	0.78[3]	0.78[3]	7.73[3]	35[2]

08-31-2007	13.05	0.96	(0.18)	0.78	(0.96)	—[10]	—	(0.96)	12.87	6.02[4]	392	0.79	0.79	7.31	86

08-31-2006[9]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.58[2,4]	288	0.82[3]	0.82[3]	7.06[3]	108[2]

The accompanying notes are an integral part of the financial statements.	352

John Hancock Funds II

Financial Highlights

1 Based on the average of the shares outstanding.

2 Not annualized.

3 Annualized.

4 Assumes dividend reinvestment.

5 Includes interest expense on securities sold short. Excluding this interest expense the ratio would have been 0.79% and 0.81% for Class 1 and 0.74% and 0.76% for Class NAV, respectively.

6 Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.86% and 0.81% .

7 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Fund	2/29/2008	8/31/2007

Total Return	203%	443%
U.S. Government Securities	367%	739%

Year 2006 exclude the effect of TBA transactions.

8 Unaudited.

9 Class 1 and Class NAV shares began operations on 10-15-05.

10 Less than $0.01 per share.

11 Total returns would have been lower had certain expenses not been reduced during the periods shown.

12 Does not take into consideration expense reductions during the periods shown.

13 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.	353

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)

U.S. Multi Sector
CLASS NAV

02-29-2008[7]	11.29	0.06	(1.13)	(1.07)	(0.14)	(0.35)	—	(0.49)	9.73	(9.90)[3,5]	1,510	0.79[4]	0.79[4]	1.18[4]	34[3]

08-31-2007	10.41	0.13	0.90	1.03	(0.10)	(0.05)	—	(0.15)	11.29	9.93[5]	1,524	0.80	0.80	1.19	72

08-31-2006[2]	10.00	0.09	0.33	0.42	(0.01)	—	—	(0.01)	10.41	4.25[3,5]	1,227	0.82[4]	0.82[4]	1.01[4]	116[3]

Value
CLASS NAV

02-29-2008[7]	11.43	0.04	(0.96)	(0.92)	(0.06)	(0.72)	—	(0.78)	9.73	(8.60)[3,5,8]	18	1.06[4,9]	0.99[4]	0.68[4]	50[3]

08-31-2007[6]	10.00	0.08	1.36	1.44	(0.01)	—	—	(0.01)	11.43	14.45[3,5,8]	14	1.40[4,9]	0.99[4]	0.88[4]	70[3]

Value & Restructuring
CLASS NAV

02-29-2008[7]	12.92	0.09	(0.41)	(0.32)	(0.18)	(0.04)	—	(0.22)	12.38	(2.53)[3,5]	473	0.85[4]	0.85[4]	1.33[4]	8[3]

08-31-2007	11.08	0.18[10]	1.82	2.00	(0.12)	(0.04)	—	(0.16)	12.92	18.12[5]	395	0.86	0.86	1.40[10]	19

08-31-2006[2]	10.00	0.12	0.99	1.11	(0.03)	—	—	(0.03)	11.08	11.07[3,5]	296	0.92[4]	0.92[4]	1.33[4]	17[3]

Vista
CLASS NAV

02-29-2008[7]	14.37	(0.04)[10]	(0.59)	(0.63)	—	(1.11)	—	(1.11)	12.63	(5.56)[3,5]	152	0.96[4]	0.96[4]	(0.57)	58[3]

08-31-2007	10.70	(0.06)	3.73	3.67	—	—	—	—	14.37	34.30	170	0.97	0.97	(0.48)[10]	152

08-31-2006[2]	10.00	(0.01)	0.71	0.70	—	—	—	—	10.70	7.00[3]	123	1.04[4]	1.04[4]	(0.15)[4]	205[3]

1 Based on the average of the shares outstanding.

2 Class NAV shares began operations on 10-29-05.

3 Not annualized.

4 Annualized.

5 Assumes dividend reinvestment.

6 Class NAV shares began operations on 10-27-06.

7 Unaudited.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Does not take into consideration expense reductions during the periods shown.

10 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

Fund	Class	Per share	Percentage of average net assets

Value & Restructuring	NAV	$0.04	0.31%
Vista	NAV	$0.02	0.14%

The accompanying notes are an integral part of the financial statements.	354

John Hancock Funds II

Notes to Financial Statements (Unaudited)

1. ORGANIZATION OF THE TRUST The John Hancock Funds II (“JHF II” or the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company. It is a series company, which means it has multiple Funds, each with a stated investment objective that it pursues through separate investment policies.

The Trust currently offers seventy-two separate investment funds, fifty-six of which are as follows. The five Lifestyle Portfolios, nine Lifecycle Portfolios, Floating Rate Income and Optimized Value are covered in separate reports.

Absolute Return	International Equity Index	Small Cap
Active Bond	International Opportunities	Small Cap Index
All Cap Core	International Small Cap	Small Cap Opportunities
All Cap Growth	International Small Company	Small Company
All Cap Value	International Value	Small Company Growth
Blue Chip Growth	Investment Quality Bond	Small Company Value
Capital Appreciation	Large Cap	Spectrum Income
Core Bond	Large Cap Value	Strategic Bond
Core Equity	Mid Cap Index	Strategic Income
Emerging Growth	Mid Cap Intersection	Total Bond Market
Emerging Markets Value	Mid Cap Stock	Total Return
Emerging Small Company	Mid Cap Value	U.S. Global Leaders Growth
Equity-Income	Mid Cap Value Equity	U.S. Government Securities
Fundamental Value	Natural Resources	U.S. High Yield Bond
Global Bond	Quantitative All Cap	U.S. Multi Sector
Global Real Estate	Quantitative Mid Cap	Value
High Income	Real Estate Equity	Value & Restructuring
High Yield	Real Estate Securities	Vista
Index 500	Real Return Bond

Each of the Funds, with the exception of Absolute Return, Core Equity, Global Bond, Global Real Estate, Natural Resources, Real Estate Equity, Real Estate Securities, Real Return Bond, U.S. Global Leaders Growth and U.S. Multi Sector, is diversified for purposes of the 1940 Act.

The Absolute Return Portfolio operates as a “fund of funds,” investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (“JHF III”) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust, and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The JHF III funds are retail mutual funds advised by JHIMS and distributed by the Distributor.

355

John Hancock Funds II

Notes to Financial Statements (Unaudited)

ORGANIZATION OF THE TRUST, CONTINUED

The funds described in this Semiannual Report offer six classes of shares as follows:

FUND	CLASS A	CLASS B	CLASS C	CLASS I	CLASS 1	CLASS NAV

Absolute Return	•	•	•		•
Active Bond					•	•
All Cap Core						•
All Cap Growth					•	•
All Cap Value					•	•
Blue Chip Growth					•	•
Capital Appreciation					•	•
Core Bond					•	•
Core Equity					•	•
Emerging Growth					•	•
Emerging Markets Value						•
Emerging Small Company					•	•
Equity-Income					•	•
Fundamental Value					•	•
Global Bond					•	•
Global Real Estate						•
High Income						•
High Yield					•	•
Index 500						•
International Equity Index						•
International Opportunities					•	•
International Small Cap					•	•
International Small Company						•
International Value					•	•
Investment Quality Bond					•	•
Large Cap					•	•
Large Cap Value					•	•
Mid Cap Index						•
Mid Cap Intersection						•
Mid Cap Stock					•	•
Mid Cap Value					•	•
Mid Cap Value Equity						•
Nature Resources					•	•
Quantitative All Cap	•	•	•	•
Quantitative Mid Cap					•
Real Estate Equity						•
Real Estate Securities					•
Real Return Bond					•	•
Small Cap					•	•
Small Cap Index						•
Small Cap Opportunities					•	•
Small Company					•	•
Small Company Growth						•
Small Company Value					•	•
Spectrum Income						•
Strategic Bond					•	•
Strategic Income						•
Total Bond Market						•
Total Return					•	•
U.S. Global Leaders Growth					•
U.S. Government Securities					•	•
U.S. High Yield Bond					•	•
U.S. Multi Sector						•
Value						•
Value & Restructuring						•
Vista						•

* Class NAV shares for Quantitative Mid Cap and U.S. Global Leaders Growth were terminated on 5-3-07 and 1-17-08, respectively.

356

John Hancock Funds II

Notes to Financial Statements (Unaudited)

ORGANIZATION OF THE TRUST, CONTINUED

Class A, B, and C shares are open to all retail investors for Absolute Return and Quantitative All Cap. Class I shares are offered without any sales charge to various institutional and certain individual investors for Quantitative All Cap. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to Absolute Return, Lifestyle Portfolios and to certain institutional investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At February 29, 2008, John Hancock USA owned shares of beneficial interest for the following funds:

	Absolute Return	Quantitative All Cap	Total Bond Market	Value

Class A	137,835	141,217	—	—
Class B	136,668	140,131	—	—
Class C	136,668	140,131	—	—
Class 1	138,256	—	—	—
Class I	—	141,681	—	—
Class NAV	—	—	1,959,231	537,521

Subadviser Change At the Board of Trustees meeting on June 29, 2007, the Board approved changing the subadviser for Special Value from ClearBridge Advisors, LLC to Wellington Management Company, LLP (“Wellington”), effective as of June 29, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Funds follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation The net asset value of the shares of each Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M., Eastern Time. Investments held by the Absolute Return Portfolio in underlying affiliated funds are valued at their respective net asset values each business day. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Adviser, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Funds and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

The following Funds hold securities that are valued on the basis of a price provided by a single pricing source, including broker-dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid the price realized upon sale may be different than the price to value the security and the difference could be material to the Funds.

Percentage of Single
Source Only
Securities at
Fund	February 29, 2008

High Income	8.42%
Strategic Bond	8.90%
U.S. Government Securities	6.84%

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the

357

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

value of the index or of Exchange Traded Funds, the pricing for all Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Funds will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Investment Risk The Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

New Accounting Pronouncements In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Guarantees and Indemnifications Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign Currency Transactions The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Certain Funds invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Security Transactions and Related Investment Income Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying funds on the ex-dividend date. Distributions from the underlying funds are recorded on the ex-dividend date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

358

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

From time to time, certain of the Funds may invest in Real Estate Investment Trusts (“REITs”) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Funds use specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Allocations of Income and Expenses All income, expenses (except class-specific expenses), and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to a particular Fund or share class are allocated based on the relative share of net assets of each Fund or share at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. Expenses in the Absolute Return Portfolio’s Statement of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Absolute Return Portfolio may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the Absolute Return Portfolio will vary.

Options Each Fund described in this Semiannual Report may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Fund/Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the six months ended February 29, 2008, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Absolute Return

Outstanding, beginning of period	—	—
Options written	1	$5,347
Option closed	(1)	(5,347)
Outstanding, end of period	—	—

Emerging Growth

Outstanding, beginning of period	—	—
Options written	351	$77,196
Option closed	(40)	(10,760)
Options expired	(311)	(66,436)
Outstanding, end of period	—	—

Global Bond

Outstanding, beginning of period	465,900,156	$7,188,077
Options written	213,602,042	6,416,205
Option closed	(384,200,616)	(6,473,743)
Options expired	(32,300,879)	(985,799)
Outstanding, end of period	263,000,703	$6,144,740

High Yield

Outstanding, beginning of period	—	—
Options written	9,500,000	$71,250
Options expired	(9,500,000)	(71,250)
Outstanding, end of period	—	—

Real Return Bond

Outstanding, beginning of period	30,600,134	$838,814
Options written	111,101,380	4,060,916
Option closed	(464)	(187,789)
Options expired	(2,000,466)	(198,594)
Outstanding, end of period	139,700,584	$4,513,347

359

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Spectrum Income

Outstanding, beginning of period	—	—
Options written	17	$15,832
Option closed	(6)	(4,661)
Options expired	(6)	(4,004)
Outstanding, end of period	5	$7,167

Strategic Bond

Outstanding, beginning of period	1,245	$487,050
Options written	9,327	5,479,553
Option closed	(1,917)	(1,149,565)
Options expired	(7,144)	(3,698,412)
Outstanding, end of period	1,511	$1,118,626

Strategic Income

Outstanding, beginning of period	702	$67,108
Options written	44,947,904	313,146
Option closed	(8,085,500)	(51,496)
Options expired	(36,863,106)	(328,758)
Outstanding, end of period	—	—

Total Return

Outstanding, beginning of period	385,901,338	$4,810,711
Options written	171,103,282	6,781,194
Option closed	(208,600,301)	(2,634,363)
Options expired	(9,003,031)	(1,245,418)
Outstanding, end of period	339,401,288	$7,712,124

U.S. Government Securities

Outstanding, beginning of period	—	—
Options written	720	$458,634
Option closed	(365)	(207,237)
Options expired	(260)	(188,763)
Outstanding, end of period	95	$62,634

Value & Restructuring

Outstanding, beginning of period	180	$69,175
Options expired	(180)	(69,175)
Outstanding, end of period	—	—

The following is a summary of open written options outstanding as of February 29, 2008:

Option on Securities

FUND	NAME OF ISSUER	STRIKE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE

Global Bond	CALLS

	Fannie Mae	$101.00	May 2008	$18,000,000	$14,760	($29,736)

				$18,000,000	$14,760	($29,736)

Options on Exchange-Traded Futures Contracts

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE

Global Bond	CALLS

	U.S. Treasury 10-Year Note Futures	$118.00	Mar 2008	119	$661,415	($92,969)
	U.S. Treasury 10-Year Note Futures	117.50	Mar 2008	67	42,480	(65,953)
	U.S. Treasury 10-Year Note Futures	118.50	Mar 2008	34	58,044	(20,719)
	U.S. Treasury 10-Year Note Futures	118.50	May 2008	50	38,678	(73,438)

				270	$800,617	($253,079)

	PUTS

	U.S. Treasury 10-Year Note Futures	$113.50	Mar 2008	67	$91,890	($8,375)
	U.S. Treasury 10-Year Note Futures	115.00	Mar 2008	54	72,292	(16,875)
	U.S. Treasury 10-Year Note Futures	112.00	Mar 2008	9	3,071	(422)
	U.S. Treasury 10-Year Note Futures	111.50	Apr 2008	144	333,330	(29,250)
	U.S. Treasury 10-Year Note Futures	113.00	Apr 2008	108	152,910	(40,500)
	U.S. Treasury 10-Year Note Futures	113.00	May 2008	51	49,036	(29,484)

				433	$702,529	($124,906)

360

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE

Real Return Bond	CALLS

	U.S. Treasury 10-Year Note Futures	$118.00	Sep 2008	192	$122,380	($321,000)
	U.S. Treasury 30-Year Bond Futures	122.00	Apr 2008	100	83,950	(48,438)
	U.S. Treasury 30-Year Bond Futures	122.00	Sep 2008	100	119,213	(173,438)

				392	$325,543	($542,876)

	PUTS

	U.S. Treasury 10-Year Futures	$114.00	Jun 2008	98	$120,724	($78,094)
	U.S. Treasury 10-Year Futures	112.00	Jun 2008	94	99,640	(45,531)

				192	$220,364	($123,625)

Spectrum Income	PUTS

	U.S. Treasury 30-Year Bond Futures	$114.00	Apr 2008	5	$7,167	($1,406)

				5	$7,167	($1,406)

Strategic Bond	CALLS

	90 Day Eurodollar Futures, American style	$97.25	Mar 2008	101	$20,145	($14,519)
	U.S. Treasury 10-Year Note Futures	118.00	Jun 2008	315	324,409	(526,641)
	U.S. Treasury 10-Year Note Futures	117.00	Jun 2008	72	69,343	(155,250)
	U.S. Treasury 30-Year Bond Futures	118.00	Jun 2008	43	76,457	(147,141)
	U.S. Treasury 30-Year Bond Futures	120.00	Jun 2008	14	20,821	(35,000)

				545	$511,175	($878,551)

	PUTS

	90 Day Eurodollar Futures, American style	$97.00	Mar 2008	162	$45,990	($8,100)
	90 Day Eurodollar Futures, American style	96.25	Mar 2008	86	15,582	(537)
	90 Day Eurodollar Futures, American style	95.50	Mar 2008	74	24,492	(462)
	90 Day Eurodollar Futures, American style	96.50	Mar 2008	40	9,788	(250)
	90 Day Eurodollar Futures, American style	96.375	Mar 2008	40	6,685	(250)
	90 Day Eurodollar Futures, American style	96.00	Mar 2008	16	60,502	(100)
	90 Day Eurodollar Futures, American style	95.75	Mar 2008	7	26,329	(44)
	90 Day Eurodollar Futures, American style	97.25	Jun 2008	41	20,287	(7,944)
	90 Day Eurodollar Futures, American style	96.75	Jun 2008	28	1,365	(875)
	90 Day Eurodollar Futures, American style	95.50	Jun 2008	13	6,930	(81)
	90 Day Eurodollar Futures, American style	96.125	Jul 2008	68	11,147	(425)
	90 Day Eurodollar Futures, American style	96.25	Jul 2008	40	6,300	(250)
	Euro Currency Futures, American style	1,440.00	Mar 2008	62	10,570	—
	U.S. Treasury 5-Year Note Futures	112.00	Jun 2008	28	2,860	(15,313)
	U.S. Treasury 10-Year Note Futures	113.00	Jun 2008	172	107,340	(99,437)
	U.S. Treasury 10-Year Note Futures	116.00	Jun 2008	34	2,958	(49,406)
	U.S. Treasury 10-Year Note Futures	112.50	Jun 2008	20	184,234	(9,687)
	U.S. Treasury 30-Year Bond Futures	115.00	Jun 2008	21	38,286	(34,125)
	U.S. Treasury 30-Year Bond Futures	110.00	Jun 2008	14	25,806	(8,094)

				966	$607,451	($235,380)

Total Return	CALLS

	U.S. Treasury 10-Year Note Futures	$118.00	Jun 2008	642	$670,145	($1,073,344)

				642	$670,145	($1,073,344)

	PUTS
	U.S. Treasury 10-Year Note Futures	$114.00	Jun 2008	646	$1,078,885	($514,781)

				646	$1,078,885	($514,781)

U.S. Government
Securities	PUTS

	U.S. Treasury 10-Year Note Futures	$116.50	Mar 2008	1	$2,151	($735)
	U.S. Treasury 10-Year Note Futures	113.50	Mar 2008	47	32,812	(5,875)
	U.S. Treasury 10-Year Note Futures	113.00	Mar 2008	47	27,671	(4,405)

				95	$62,634	($11,015)

361

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Interest Rate Swaptions

				PAY/
				RECEIVE
			FLOATING RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond	CALLS

	5-Year Interest Rate Swap	Deutshe Bank	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	$8,500,000	$80,437	($534,276)
	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	1,800,000	560,424	(113,141)
	5-Year Interest Rate Swap	Bank of America	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	35,400,000	2,154,077	(2,225,102)
	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	89,800,000	188,064	(2,768,812)
	7-Year Interest Rate Swap	Morgan Stanley	3 Month USD-LIBOR	Receive	4.90%	Jul 2009	USD	21,400,000	39,600	(1,095,400)
	7-Year Interest Rate Swap	Barclays Capital	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	24,700,000	719,896	(1,636,617)
	7-Year Interest Rate Swap	Merrill Lynch Capital Service	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	12,300,000	427,455	(814,996)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	5,400,000	45,895	(357,803)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.15%	Sep 2009	USD	19,300,000	83,437	(1,139,071)
	7-Year Interest Rate Swap	Deutshe Bank	6 Month EUR-LIBOR	Receive	4.23%	Sep 2009	EUR	14,400,000	149,715	(386,452)
	30-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.34%	May 2008	USD	3,600,000	104,450	(29,133)

								$236,600,000	$4,553,450	($11,100,803)

	PUTS

	30-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.35%	May 2008	USD	$3,600,000	$21,165	($34,587)
	30-Year Interest Rate Swap	Barclays Capital	6 Month GBP-LIBOR	Receive	4.75%	Jun 2008	GBP	4,800,000	52,219	(334,262)

								$8,400,000	$73,384	($368,849)

Real Return Bond	CALLS

	5-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.30%	Feb 2008	USD	$11,700,000	$135,300	($410,359)
	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.95%	Apr 2008	USD	11,000,000	299,750	(788,909)
	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	2,000,000	49,650	(125,712)
	7-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	6,000,000	121,220	(165,464)
	7-Year Interest Rate Swap	Lehman Brothers Special	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	11,000,000	188,670	(620,449)
		Financing, Inc.
	7-Year Interest Rate Swap	Goldman Sachs Capital	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	5,000,000	163,812	(282,023)
		Markets, L.P.
	10-Year Interest Rate Swap	Goldman Sachs Capital	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	11,800,000	308,295	(913,216)
		Markets, L.P.
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	8,400,000	160,750	(650,086)
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	6,000,000	22,600	(464,347)
	30-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,900,000	285,560	(374,921)
	30-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,300,000	160,750	(297,351)

								$78,100,000	$1,896,357	($5,092,837)

	PUTS

	7-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	$6,000,000	$32,549	($338,427)
	7-Year Interest Rate Swap	Lehman Brothers Special	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	11,000,000	210,840	(303,351)
		Financing, Inc.
	7-Year Interest Rate Swap	Goldman Sachs Capital	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	5,000,000	214,488	(137,887)
		Markets, L.P.
	10-Year Interest Rate Swap	Goldman Sachs Capital	3 Month USD-LIBOR	Receive	5.29%	Sep 2008	USD	11,800,000	296,180	(90,713)
		Markets, L.P.
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	8,400,000	159,750	(64,575)
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	6,000,000	110,975	(46,125)
	30-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,900,000	413,600	(35,786)
	30-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,300,000	159,750	(28,382)

								$53,400,000	$1,598,132	($1,045,246)

Total Return	CALLS

	5-Year Interest Rate Swap	Lehman Brothers Special	3 Month USD-LIBOR	Receive	4.90%	Mar 2008	USD	$12,500,000	$143,500	($867,766)
		Financing, Inc.
	5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.95%	Mar 2008	USD	23,000,000	282,900	(1,649,537)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	43,400,000	486,093	(2,727,951)
	5-Year Interest Rate Swap	Lehman Brothers Special	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	59,700,000	494,144	(3,752,503)
		Financing, Inc.
	5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	15,600,000	140,320	(980,554)
	5-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.30%	Feb 2009	USD	33,900,000	839,730	(1,188,988)
	5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.20%	Jul 2009	USD	9,000,000	198,900	(260,316)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	90,500,000	2,321,032	(3,039,578)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.20%	Dec 2008	USD	23,100,000	193,855	(1,664,745)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	11,500,000	310,500	(386,245)
	7-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.60%	Feb 2009	USD	17,200,000	552,120	(552,120)

								$339,400,000	$5,963,094	($17,070,303)

362

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Foreign Currency Options

FUND	NAME OF ISSUER		EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE

Real Return Bond	CALLS

	OTC U.S. Dollar versus Japenses yen	JPY	$118.15	Jun 2008	USD	$2,600,000	$203,280	($3,047)

						$2,600,000	$203,280	($3,047)

	PUTS

	OTC U.S. Dollar versus Japenses yen	JPY	$118.15	Jun 2008	USD	$2,600,000	$188,670	($374,813)
	OTC U.S. Dollar versus Japenses yen	JPY	100.00	Dec 2008	USD	3,000,000	81,000	(85,104)

						$5,600,000	$269,670	($459,917)

Securities Lending The Funds may lend securities from time to time in order to earn additional income. The Funds retain beneficial ownership of the securities loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Funds receive collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Funds receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

All Funds described in this Semiannual Report with the exception of Absolute Return Portfolio has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, “Morgan Stanley”), which permits the Funds to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Funds. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

At February 29, 2008, the values of securities loaned and cash collateral were as follows:

FUND	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

All Cap Core	$3,458,718	$3,527,892
All Cap Growth	1,904,091	1,942,173
All Cap Value	1,231,708	1,256,342
Blue Chip Growth	14,758,844	15,054,021
Capital Appreciation	31,999,624	32,639,616
Emerging Growth	31,078,607	31,700,179
Emerging Small Company	9,114,889	9,297,187
Equity-Income	24,066,437	24,547,766
Fundamental Value	37,364,662	38,111,955
Global Real Estate	66,992,136	69,670,577
High Income	799,800	815,796
High Yield	27,999,294	28,559,280
International Equity Index	44,725,565	46,839,823
International Opportunities	21,785,038	22,874,290
International Small Cap	69,087,604	72,541,984
International Small Company	34,707,985	36,441,104
International Value	116,465,054	122,108,415
Large Cap	7,545,209	7,696,113
Large Cap Value	10,930,688	11,149,302
Mid Cap Index	19,680,500	20,074,110
Mid Cap Stock	21,569,105	22,000,487
Mid Cap Value	13,210,208	13,474,412
Mid Cap Value Equity	6,646,585	6,779,517
Natural Resources	59,878,074	62,304,615
Quantitative All Cap	273,250	278,715
Quantitative Mid Cap	4,017,071	4,097,412
Real Estate Equity	13,710,499	13,984,709
Real Estate Securities	8,085,407	8,247,115
Small Cap	33,079,593	33,741,185
Small Cap Index	7,904,499	8,062,588
Small Cap Opportunities	21,678,520	22,112,090
Small Company	5,060,996	5,162,216
Small Company Growth	20,266,473	20,671,802
Small Company Value	44,660,830	45,554,047

363

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FUND	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

Spectrum Income	$2,937,788	$2,996,544
Strategic Income	2,356,000	2,403,120
Us Global Leaders Growth	33,776	34,452
Us High Yield Bond	9,651,103	9,844,125
Us Multi Sector	5,702,148	5,816,191
Value & Restructuring	22,405,931	22,854,050
Vista	3,262,140	3,327,383

Dollar Rolls All Funds with the exception of Absolute Return Portfolio, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Inflation-Indexed Bonds All Funds of the Trust described in this Semiannual Report, with the exception of Absolute Return Portfolio, may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Short Sales Certain Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Certain of the Funds may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, the Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Securities sold in short sale transactions and interest and dividend payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. Fees incurred to borrow securities for short sales are recorded as interest expense on the Statement of Operations.

Futures All Funds may purchase and sell financial futures contracts and options on those contracts. The Funds invest in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices, such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Funds.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

364

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open futures contracts at February 29, 2008:

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Absolute Return	S&P 500 Index Future	4	Long	Mar 2008	266,260	($33,001)
	U.S. Treasury 10-Year Note Futures	1	Short	Jun 2008	117,281	(1,804)

						($34,805)

All Cap Core	Russell 2000 Mini Index Futures	599	Long	Mar 2008	41,139,320	($4,114,312)
	S&P 500 Index Futures	59	Long	Mar 2008	19,636,675	(644,076)

						($4,758,388)

Global Bond	10-Year German Euro-BUND Futures	213	Long	Mar 2008	$37,853,243	$538,820
	10-Year German Euro-BUND Futures	168	Long	Jun 2008	29,746,408	(1,275)
	10-Year Japan Government Bond Futures	34	Long	Mar 2008	45,316,970	391,472
	10-Year Japan Government Bond Futures	5	Long	Jun 2008	6,659,447	9,337
	Euribor Futures	324	Long	Jun 2008	117,977,641	468,246
	Euribor Futures	170	Long	Sep 2008	62,124,447	439,877
	Eurodollar Futures	80	Long	Sep 2008	19,476,000	98,000
	Eurodollar Futures	448	Long	Dec 2008	109,524,800	420,000
	Eurodollar Futures	80	Long	Mar 2009	19,546,000	74,000
	Eurodollar Futures	94	Long	Dec 2009	22,826,725	112,350
	U.S. Treasury 10-Year Note Futures	1,878	Long	Jun 2008	4,777,609	4,777,607
	U.S. Treasury 30-Year Bond Futures	209	Long	Mar 2008	25,014,688	506,680
	2-Year German Euro-SCHATZ Futures	331	Short	Mar 2008	52,687,962	18,977
	2-Year German Euro-SCHATZ Futures	809	Short	Jun 2008	129,327,793	(264,750)
	5-Year German Euro-BOBL Futures	606	Short	Mar 2008	102,437,346	(538,822)
	5-Year German Euro-BOBL Futures	94	Short	Jun 2008	15,919,590	(34,716)
	10-Year Australia Treasury Bond Futures	84	Short	Mar 2008	7,686,855	(129,566)
	10-Year Canada Government Bond Futures	9	Short	Mar 2008	1,054,214	—
	10-Year Canada Government Bond Futures	31	Short	Jun 2008	3,713,386	(59,639)
	90-Day LIBOR Futures	54	Short	Sep 2008	12,821,082	(50,043)
	90-Day LIBOR Futures	140	Short	Sep 2008	33,062,499	69,547
	90-Day LIBOR Futures	129	Short	Dec 2008	30,564,058	(33,134)
	90-Day LIBOR Futures	80	Short	Jun 2009	19,008,105	(77,495)
	90-Day LIBOR Futures	51	Short	Dec 2009	12,092,332	—
	90-Day Sterling Futures	76	Short	Mar 2009	18,046,374	(61,350)
	Euribor Futures	153	Short	Mar 2008	36,578,475	(77,581)
	Euribor Futures	121	Short	Mar 2009	44,385,612	(142,991)
	Euribor Futures	127	Short	Jun 2009	46,603,422	(216,906)
	U.K. Treasury Bond Futures	30	Short	Jun 2008	6,575,739	(62,592)
	U.S. Treasury 2-Year Note Futures	665	Short	Mar 2008	143,182,813	(3,523,891)
	U.S. Treasury 2-Year Note Futures	13	Short	Jun 2008	2,793,984	(19,703)
	U.S. Treasury 5-Year Note Futures	920	Short	Mar 2008	105,641,875	(4,475,125)
	U.S. Treasury 5-Year Note Futures	1,392	Short	Jun 2008	159,036,000	(2,979,836)
	U.S. Treasury 30-Year Bond Futures	22	Short	Jun 2008	2,609,750	(88,000)

						($4,912,502)

Index 500	S&P 500 Index Futures	62	Long	Mar 2008	19,303,850	($271,285)

						($271,285)

International Equity

Index	All Share Index Futures	22	Long	Mar 2008	794,528	$67,974
	CAC 40 10 Euro Index Futures	35	Long	Mar 2008	2,549,165	(416,733)
	DAX Index Futures	7	Long	Mar 2008	1,792,918	(316,105)
	FTSE 100 Index Futures	35	Long	Mar 2008	4,055,963	(360,435)
	Hang Seng Stock Index Futures	6	Long	Mar 2008	933,392	12,356
	IBEX 35 Index Futures	6	Long	Mar 2008	1,202,831	12,591
	MSCI Taiwan Stock Index Futures	52	Long	Mar 2008	1,687,920	8,684
	OMX 30 Stock Index Futures	58	Long	Mar 2008	910,527	3,417
	Share Price Index 200 Futures	14	Long	Mar 2008	1,814,100	(248,112)
	S&P Canada 60 Index Futures	15	Long	Mar 2008	2,426,518	(3,621)
	Topix Index Futures	37	Long	Mar 2008	4,702,907	(676,631)

						($1,916,615)

365

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Investment Quality Bond	U.S. Treasury 10-Year Note Futures	86	Long	Mar 2008	10,086,188	$155,655

						$155,655

Mid Cap Index	S&P Mid Cap 400 Index Futures	91	Long	Mar 2008	7,183,540	($82,655)

						($82,655)

Real Return Bond	90-Day LIBOR Futures	178	Long	Mar 2008	41,665,226	($94,931)
	90-Day LIBOR Futures	448	Long	Jun 2008	105,343,769	349,497
	90-Day LIBOR Futures	269	Long	Dec 2008	63,734,355	280,662
	90-Day LIBOR Futures	192	Long	Sep 2008	45,342,855	259,111
	90-Day LIBOR Futures	80	Long	Jun 2008	19,008,105	174,770
	90-Day Sterling Futures	51	Long	Mar 2008	12,110,067	102,003
	Eurodollar Futures	1,051	Long	Mar 2008	256,785,575	5,880,388
	Eurodollar Futures	73	Long	Dec 2008	17,846,675	344,925
	Eurodollar Futures	284	Long	Jun 2008	69,324,400	1,661,400
	Eurodollar Futures	19	Long	Mar 2008	4,616,525	113,287
	Eurodollar Futures	5	Long	Dec 2008	1,214,188	5,125
	Eurodollar Futures	114	Long	Jun 2008	27,868,725	364,800
	Eurodollar Futures	660	Long	Sep 2008	160,677,000	3,147,175
	Eurodollar Futures	661	Long	Jun 2009	161,259,213	3,070,575
	Euribor Futures	102	Long	Mar 2009	37,415,970	394,833
	Euribor Futures	92	Long	Jun 2009	33,759,959	351,357
	Euribor Futures	62	Long	Dec 2009	22,717,156	184,721
	Euribor Futures	62	Long	Sep 2009	22,740,688	195,310
	Euribor Futures	309	Long	Dec 2009	113,172,465	1,146,773
	Japan 10-Year Government Bond Futures	10	Long	Mar 2008	13,328,521	226,971
	Japan 10-Year Government Bond Futures	1	Long	Jun 2008	1,331,889	1,540
	U.S. Treasury 10-Year Note Futures	783	Long	Jun 2008	91,831,219	1,379,937
	10-Year German Euro-BUND Futures	232	Short	Mar 2008	41,229,824	(377,505)
	10-Year German Euro-BUND Futures	53	Short	Mar 2008	9,384,283	(58,539)
	Euribor Futures	39	Short	Sep 2008	14,252,080	(65,869)
	U.S. Treasury 2-Year Note Futures	96	Short	Mar 2008	20,670,000	(327,140)
	U.S. Treasury 2-Year Note Futures	41	Short	Jun 2008	8,811,797	(59,578)
	U.S. Treasury 5-Year Note Futures	139	Short	Mar 2008	15,961,109	(317,093)
	U.S. Treasury 5-Year Note Futures	330	Short	Jun 2008	37,702,500	(587,186)
	U.S. Treasury 30-Year Bond Futures	474	Short	Jun 2008	56,228,250	(883,758)
	U.S. Treasury 30-Year Bond Futures	630	Short	Mar 2008	75,403,125	(1,113,218)
	U.S. Treasury 30-Year Bond Futures	75	Short	Jun 2008	8,273,250	(61,778)

						$15,688,565

Small Cap Index	Russell 2000 Index Futures	21	Long	Mar 2008	7,211,400	($158,997)

						($158,997)

Spectrum Income	U.S. Treasury 5-Year Note Futures	75	Long	Jun 2008	8,572,266	$155,991
	U.S. Treasury 10-Year Note Futures	59	Long	Jun 2008	6,919,594	96,156
	10-Year Canada Government Bond Futures	11	Short	Jun 2008	1,317,653	(26,619)
	U.S. Treasury 2-Year Note Futures	3	Short	Jun 2008	644,756	(4,500)
	U.S. Treasury 10-Year Note Futures	16	Short	Jun 2008	1,876,500	(42,219)
	U.S. Treasury 30-Year Bond Futures	6	Short	Jun 2008	711,750	(22,406)

						$156,403

Strategic Bond	3-Month EURIBOR Futures	118	Long	Mar 2008	$42,828,331	($31,145)
	3-Month EURIBOR Futures	62	Long	Jun 2008	22,575,968	65,417
	3-Month LIBOR Futures	184	Long	Mar 2008	43,069,672	28,104
	10-Year German Euro-BUND Futures	636	Long	Mar 2008	113,026,586	1,321,809
	Canadian Dollar Futures	51	Long	Mar 2008	5,188,740	70,460
	Eurodollar Futures	678	Long	Mar 2008	164,737,050	1,342,180
	Eurodollar Futures	53	Long	Jun 2008	12,937,300	37,348
	Eurodollar Futures	90	Long	Sep 2008	22,001,625	74,588
	Japanese Yen Futures	26	Long	Mar 2008	3,129,425	225,420
	U.K. Treasury 30-Year Bond Futures	16	Long	Jun 2008	3,507,061	37,722
	U.S. Treasury 30-Year Bond Futures	129	Long	Jun 2008	15,302,625	361,207
	U.S. Treasury 5-Year Note Futures	354	Long	Jun 2008	40,444,500	545,277

366

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Strategic Bond
(continued)	Australian Dollar Futures	15	Short	Mar 2008	1,395,900	($90,450)
	British Pound Futures	31	Short	Mar 2008	3,848,456	16,801
	Euro Currency Futures	84	Short	Mar 2008	15,944,250	(433,508)
	Eurodollar Futures	3	Short	Dec 2008	733,425	(1,253)
	Eurodollar Futures	42	Short	Mar 2009	10,261,650	(50,610)
	Eurodollar Futures	21	Short	Sep 2009	5,112,450	(22,155)
	U.S. Treasury 10-Year Note Futures	249	Short	Mar 2008	29,553,188	(1,190,682)
	U.S. Treasury 10-Year Note Futures	1,077	Short	Jun 2008	126,311,906	(2,482,393)

						($175,863)

Strategic Income	U.S. Treasury 10-Year Note Futures	106	Short	Jun 2008	12,431,813	($165,489)

						($165,489)

Total Return	90-Day LIBOR Futures	425	Long	Mar 2008	99,481,579	$148,321
	90-Day LIBOR Futures	930	Long	Jun 2008	218,682,378	734,076
	90-Day LIBOR Futures	582	Long	Sep 2008	137,445,530	1,080,355
	90-Day LIBOR Futures	279	Long	Dec 2008	66,103,661	606,995
	90-Day LIBOR Futures	126	Long	Jun 2009	29,937,766	395,027
	90-Day LIBOR Futures	37	Long	Dec 2009	8,772,868	25,260
	90-Day Sterling Futures	271	Long	Mar 2009	64,349,570	977,466
	Eurodollar Futures	2,231	Long	Jun 2008	544,587,100	13,192,000
	Eurodollar Futures	1,201	Long	Sep 2008	293,599,463	8,043,525
	Eurodollar Futures	2,786	Long	Dec 2008	681,107,350	17,749,513
	Eurodollar Futures	1,437	Long	Mar 2009	351,095,025	7,372,837
	Eurodollar Futures	166	Long	Jun 2009	40,497,775	654,963
	Eurodollar Futures	47	Long	Sep 2009	11,442,150	60,512
	U.S. Treasury 10-Year Note Futures	1,245	Long	Jun 2008	146,015,156	2,756,852
	U.S. Treasury 2-Year Note Futures	439	Short	Mar 2008	94,522,187	(1,186,734)
	U.S. Treasury 2-Year Note Futures	306	Short	Jun 2008	65,766,094	(324,438)
	U.S. Treasury 5-Year Note Futures	358	Short	Mar 2008	41,108,469	(801,031)
	U.S. Treasury 5-Year Note Futures	561	Short	Jun 2008	64,094,250	(1,255,313)

						$50,230,186

U.S. Government
Securities	Eurodollar Futures	91	Long	Jun 2008	22,213,100	$5,845
	Eurodollar Futures	114	Long	Sep 2009	27,753,300	160,630
	U.S. Treasury 5-Year Note Futures	378	Long	Jun 2008	43,186,500	684,711
	U.S. Treasury 5-Year Note Futures	124	Long	Jun 2008	26,650,313	175,365
	U.S. Treasury 10-Year Note Futures	222	Short	Jun 2008	(26,036,438)	(586,258)
	U.S. Treasury 30-Year Bond Futures	10	Short	Jun 2008	(1,186,250)	(31,847)

						$408,446

U.S. Multi Sector	S&P 500 Index Futures	918	Long	Mar 2008	61,106,670	($1,655,523)

						($1,655,523)

Swap Contracts All Funds of the Trust described in this Semiannual Report may enter into may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument.

Certain Funds hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The funds may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a ”guarantor“ receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

367

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies.

The Funds had the following interest rate swap contracts open at February 29, 2008:

				PAYMENTS	PAYMENTS			UNREALIZED
		NOTIONAL		MADE	RECEIVED	TERMINATION	UPFRONT	APPRECIATION
FUND	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Global Bond

	Bank of America N.A.	18,200,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2018	$730,730	$314,791	$1,045,521
	Bank of America N.A.	11,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2038	(249,205)	67,386	(181,819)
	Barclays Bank PLC	3,660,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(37,037)	57,143	20,106
	Barclays Bank PLC	30,900,000	EUR	6 Month EURIBOR	Fixed 4.00%	Sep 2009	(288,820)	200,462	(88,358)
	Barclays Bank PLC	15,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2010	(180,354)	267,954	87,600
	Barclays Bank PLC	3,200,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	70,311	20,736	91,047
	Barclays Bank PLC	136,800,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	313,442	1,295,559	1,609,000
	Barclays Bank PLC	1,000,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(5,148)	(2,895)	(8,043)
	Barclays Bank PLC	2,040,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Dec 2012	340,474	13,994	354,468
	Barclays Bank PLC	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(11,808)	(25,827)	(37,635)
	Barclays Bank PLC	252,500,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2015	1,540,250	(715,029)	825,221
	Barclays Bank PLC	12,700,000	GBP	Fixed 4.50%	6 Month LIBOR	Sep 2017	59,506	135,779	195,285
	Barclays Bank PLC	1,130,000,000	JPY	Fixed 2.50%	6 Month LIBOR	Dec 2027	(217,260)	(446,703)	(663,963)
	Barclays Bank PLC	9,500,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	619,224	410,646	1,029,870
	Barclays Bank PLC	20,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2038	(430,500)	106,388	(324,112)
	Citibank N.A.	5,900,000	GBP	Fixed 5.00%	6 Month LIBOR	Jun 2009	1,957	(15,662)	(13,705)
	Citibank N.A.	19,800,000	AUD	3 Month BBR-BBSW	Fixed 7.50%	Mar 2010	(31,969)	34,295	2,326
	Citibank N.A.	21,200,000	EUR	6 Month EURIBOR	Fixed 3.50%	Sep 2010	(75,227)	12,058	(63,169)
	Citibank N.A.	17,000,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2011	97,750	163,547	261,297
	Citibank N.A.	2,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(119,318)	136,406	17,088
	Citibank N.A.	2,000,000	CAD	Fixed 5.00%	3 Month BA-CDOR	Jun 2015	(67,433)	(46,944)	(114,377)
	Citibank N.A.	2,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	1,020	(31,685)	(30,665)
	Credit Suisse International	10,300,000	AUD	6 Month BBR-BBSW	Fixed 7.25%	Jun 2013	(14,040)	(104,770)	(118,810)
	Credit Suisse International	1,000,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	199,854	(50,791)	149,063
	Deutsche Bank AG	12,750,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(148,968)	219,008	70,040
	Deutsche Bank AG	14,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(98,755)	(44,589)	(143,344)
	Deutsche Bank AG	39,100,000	USD	Fixed 4.00%	3 Month LIBOR	Jun 2009	(246,213)	(407,222)	(653,435)
	Deutsche Bank AG	25,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	317	394	711
	Deutsche Bank AG	68,100,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Jun 2010	154,931	(919,311)	(764,380)
	Deutsche Bank AG	6,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(55,538)	2,452	(53,086)
	Deutsche Bank AG	20,500,000	AUD	6 Month BBR-BBSW	Fixed 7.50%	Mar 2011	(98,816)	86,251	(12,565)
	Deutsche Bank AG	50,300,000	AUD	6 Month BBR-BBSW	Fixed 7.25%	Jun 2011	(185,632)	(279,964)	(465,596)
	Deutsche Bank AG	14,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	16,117	(92,352)	(76,235)
	Deutsche Bank AG	1,180,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Dec 2012	114,265	90,770	205,035
	Deutsche Bank AG	3,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(138,768)	160,129	21,361
	Deutsche Bank AG	3,800,000	GBP	6 Month LIBOR	Fixed 5.50%	Mar 2013	(42,221)	230,426	188,205
	Deutsche Bank AG	103,300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Sep 2013	(18,285)	614,659	596,374
	Deutsche Bank AG	18,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	171,030	37,018	208,048
	Deutsche Bank AG	20,600,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2015	(690,291)	(714,786)	(1,405,077)
	Deutsche Bank AG	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(5,046)	44,806	39,760
	Deutsche Bank AG	16,200,000	AUD	Fixed 6.50%	6 Month BBR-BBSW	Jun 2017	391,862	360,432	752,294
	Deutsche Bank AG	5,600,000	AUD	Fixed 6.75%	6 Month BBR-BBSW	Dec 2017	62,496	130,892	193,388
	Deutsche Bank AG	450,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Jun 2027	12,164	35,240	47,404
	Deutsche Bank AG	2,300,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	—	500,978	500,978
	Deutsche Bank AG	140,000,000	JPY	Fixed 2.50%	6 Month LIBOR	Jun 2036	10,958	(53,219)	(42,261)
	Deutsche Bank AG	20,400,000	EUR	Fixed 5.00%	6 Month EURIBOR	Mar 2038	381,206	(2,241,690)	(1,860,484)
	HSBC Bank USA	18,200,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2012	(133,998)	(893,859)	(1,027,857)
	HSBC Bank USA	13,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	254,046	(127,727)	126,319
	HSBC Bank USA	600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(23)	(8,340)	(8,363)
	HSBC Bank USA	10,500,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2017	74,030	794,018	868,048
	JP Morgan Chase Bank	27,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	248,756	(338,225)	(89,469)
	JP Morgan Chase Bank	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(6,097)	(31,538)	(37,635)
	Lehman Brothers Special
	Financing, Inc.	57,300,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	112,180	1,076,609	1,188,789

368

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				PAYMENTS	PAYMENTS			UNREALIZED
		NOTIONAL		MADE	RECEIVED	TERMINATION	UPFRONT	APPRECIATION
FUND	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Global Bond (continued)

	Lehman Brothers Special
	Financing, Inc.	19,800,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	$102,022	$123,165	$225,187
	Lehman Brothers Special
	Financing, Inc.	5,300,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	1,046,365	(256,330)	790,035
	Merrill Lynch Capital Services, Inc.	5,000,000	USD	Fixed 5.50%	ICAP CMM FRA	May 2009	22,580	(139,157)	(116,577)
	Merrill Lynch Capital Services, Inc.	9,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	83,542	(159,149)	(75,607)
	Morgan Stanley Capital
	Services, Inc.	2,130,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(11,503)	23,204	11,701
	Morgan Stanley Capital
	Services, Inc.	123,900,000	EUR	6 Month EURIBOR	Fixed 4.00%	Sep 2009	(1,125,045)	770,754	(354,291)
	Morgan Stanley Capital
	Services, Inc.	11,100,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	20,961	209,328	230,289
	Morgan Stanley Capital
	Services, Inc.	45,100,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Jun 2010	(10,348)	(495,871)	(506,219)
	Morgan Stanley Capital
	Services, Inc.	22,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(1,242,313)	1,060,941	(181,372)
	Morgan Stanley Capital
	Services, Inc.	5,900,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	153,718	(1,076,420)	(922,702)
	Morgan Stanley Capital
	Services, Inc.	1,500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	1,156	(8,931)	(7,775)
	Morgan Stanley Capital
	Services, Inc.	2,180,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Dec 2012	206,064	172,730	378,794
	Morgan Stanley Capital
	Services, Inc.	14,900,000	GBP	6 Month LIBOR	Fixed 5.50%	Mar 2013	6,445	731,516	737,961
	Morgan Stanley Capital
	Services, Inc.	12,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(510,212)	584,669	74,457
	Morgan Stanley Capital
	Services, Inc.	27,700,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2013	(565,569)	1,242,056	676,487
	Morgan Stanley Capital
	Services, Inc.	11,900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2015	(760,890)	(50,780)	(811,670)
	Morgan Stanley Capital
	Services, Inc.	960,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Jun 2015	—	(109,637)	(109,637)
	Morgan Stanley Capital
	Services, Inc.	1,300,000,000	JPY	Fixed 1.98%	6 Month LIBOR	Sep 2016	—	(597,807)	(597,807)
	Morgan Stanley Capital
	Services, Inc.	2,000,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	52,875	19,430	72,305
	Morgan Stanley Capital
	Services, Inc.	8,300,000	AUD	Fixed 6.50%	6 Month BBR-BBSW	Jun 2017	215,466	168,516	383,982
	Morgan Stanley Capital
	Services, Inc.	10,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2018	(354,487)	347,549	(6,938)
	Morgan Stanley Capital
	Services, Inc.	3,500,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2018	140,630	60,432	201,062
	Morgan Stanley Capital
	Services, Inc.	13,700,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	2,124,615	(82,450)	2,042,165
	Morgan Stanley Capital
	Services, Inc.	5,200,000	EUR	6 Month EURIBOR	Fixed 4.50%	Jun 2034	(363,869)	(8,822)	(372,691)
	Morgan Stanley Capital
	Services, Inc.	900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2038	29,916	(44,206)	(14,290)
	The Royal Bank of Scotland PLC	47,100,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	1,171,613	168,481	1,340,094
	The Royal Bank of Scotland PLC	229,700,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2011	1,049,734	2,480,842	3,530,576
	The Royal Bank of Scotland PLC	11,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2015	(333,482)	(430,443)	(763,925)
	The Royal Bank of Scotland PLC	6,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(158,536)	67,934	(90,602)
	The Royal Bank of Scotland PLC	1,700,000	EUR	6 Month EURIBOR	Fixed 4.50%	Jun 2034	(121,079)	(762)	(121,841)
	The Royal Bank of Scotland PLC	5,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2038	176,700	(267,203)	(90,503)
	UBS AG	19,800,000	AUD	3 Month BBR-BBSW	Fixed 7.50%	Mar 2010	(31,190)	33,516	2,326
	UBS AG	59,300,000	AUD	6 Month BBR-BBSW	Fixed 7.50%	Mar 2011	(235,358)	199,013	(36,345)
	UBS AG	2,760,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Dec 2012	260,413	219,161	479,574
	UBS AG	6,300,000	AUD	Fixed 7.00%	6 Month BBR-BBSW	Mar 2019	71,804	0	71,804
	UBS AG	460,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Jun 2027	11,428	37,029	48,457
							$3,506,273	$5,020,394	$8,526,667

369

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				PAYMENTS	PAYMENTS			UNREALIZED
		NOTIONAL		MADE	RECEIVED	TERMINATION	UPFRONT	APPRECIATION
FUND	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Real Return

	Bank of America	16,700,000	CAD	3 Month CBK	Fixed 5.00%	Jun 2012	$33,436	$764,497	$797,933
	Bank of America	12,400,000	CAD	Fixed 5.50%	3 Month CBK	Jun 2017	(194,139)	(122,826)	(316,965)
	Barclays Bank PLC	11,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(76,010)	(24,879)	(100,889)
	Barclays Bank PLC	12,900,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Dec 2009	6,422	(61,117)	(54,695)
	Barclays Bank PLC	14,420,657	BRL	CDI	Fixed 10.68%	Jan 2012	(164,995)	(422,704)	(587,699)
	Barclays Bank PLC	635,016	BRL	CDI	Fixed 12.54%	Jan 2012	(4,925)	5,832	907
	Barclays Bank PLC	900,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	529	(23,438)	(22,909)
	Barclays Bank PLC	200,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	—	(5,358)	(5,358)
	Barclays Bank PLC	700,000	EUR	FRCPXTOB	Fixed 1.98%	Apr 2012	—	(19,096)	(19,096)
	Barclays Bank PLC	1,900,000	EUR	FRCPXTOB	Fixed 2.07%	Sep 2012	—	(38,946)	(38,946)
	Barclays Bank PLC	5,500,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	—	(72,866)	(72,866)
				28-day Mexico
				Interbank TIIE
	Barclays Bank PLC	10,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	—	45,513	45,513
				28-day Mexico
				Interbank TIIE
	Barclays Bank PLC	8,600,000	MXN	Banxico	Fixed 8.33%	Feb 2017	—	16,194	16,194
	Barclays Bank PLC	900,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2017	(212,513)	(133,773)	(346,286)
	Barclays Bank PLC	3,000,000	GBP	UKRPI	Fixed 3.25%	Dec 2017	12,239	(35,547)	(23,308)
	Barclays Bank PLC	1,600,000	AUD	Fixed 6.75%	6 Month BBR-BBSW	Dec 2017	1,237	54,247	55,484
	Barclays Bank PLC	100,000	EUR	Fixed 5.00%	6 Month EURIBOR	Mar 2018	(4,038)	(8,243)	(12,281)
	Barclays Bank PLC	4,500,000	GBP	Fixed 5.00%	6 Month LIBOR	Mar 2018	344,246	(341,328)	2,918
	Barclays Bank PLC	4,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	81,765	373,546	455,311
	BNP Paribas	2,200,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	—	(8,786)	(8,786)
	BNP Paribas	3,600,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	—	(68,954)	(68,954)
	BNP Paribas	1,400,000	EUR	FRCPXTOB	Fixed 1.9825%	Mar 2012	2,872	(34,130)	(31,258)
	Citibank N.A.	3,500,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(2,352)	(60,205)	(62,557)
	Citibank N.A.	2,000,000	EUR	FRCPXTOB	Fixed 2.11%	Nov 2012	—	(35,478)	(35,478)
				28-day Mexico
				Interbank TIIE
	Citibank N.A.	35,100,000	MXN	Banxico	Fixed 8.17%	Nov 2016	6,804	26,714	33,518
	Citibank N.A.	12,700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2038	86,741	114,907	201,648
	Credit Suisse International	5,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(122,250)	124,873	2,623
	Credit Suisse International	2,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	46,498	191,998	238,496
	Deutsche Bank AG	13,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(12,097)	(227,228)	(239,325)
	Deutsche Bank AG	10,800,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	(5,707)	229,772	224,065
	Deutsche Bank AG	12,900,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2010	217,577	337,545	555,122
	Deutsche Bank AG	50,000,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Jun 2010	3,008	(564,227)	(561,219)
	Deutsche Bank AG	7,500,000	USD	Fixed 4.00%	3 Month LIBOR	Jun 2013	147,750	(330,914)	(183,164)
	Deutsche Bank AG	3,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2015	(107,230)	(111,034)	(218,264)
	Deutsche Bank AG	220,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2017	(52,622)	(32,026)	(84,648)
	Deutsche Bank AG	39,200,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2019	246,842	408,264	655,106
	Deutsche Bank AG	6,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	464,002	(780,561)	(316,559)
	Deutsche Bank AG	7,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	658,951	(885,258)	(226,307)
	Goldman Sachs Capital Markets, L.P.	1,300,000	EUR	FRCPXTOB	Fixed 1.97625%	Dec 2011	(2,013)	(24,511)	(26,524)
	Goldman Sachs Capital Markets, L.P.	10,800,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	2,937	(229,581)	(226,644)
	Goldman Sachs Capital Markets, L.P.	500,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	—	(12,582)	(12,582)
	Goldman Sachs Capital Markets, L.P.	5,000,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	32,979	267	33,246
	Goldman Sachs Capital Markets, L.P.	3,200,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	111,918	(95,950)	15,968
				28-day Mexico
				Interbank TIIE
	Goldman Sachs Capital Markets, L.P.	31,600,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(2,487)	32,663	30,176
	Goldman Sachs Capital Markets, L.P.	230,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2017	(54,658)	(33,837)	(88,495)
	Goldman Sachs Capital Markets, L.P.	2,600,000	GBP	UKRPI	Fixed 3.11%	Jan 2018	—	25,532	25,532
	HSBC Bank USA	1,500,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	—	253,451	253,451
	JP Morgan Chase Bank	2,300,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(1,398)	(37,232)	(38,630)
	JP Morgan Chase Bank	2,700,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	—	(20,336)	(20,336)
	JP Morgan Chase Bank	2,800,000	EUR	FRCPXTOB	Fixed 1.97%	Dec 2011	—	(57,434)	(57,434)
	JP Morgan Chase Bank	1,500,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	—	(2,631)	(2,631)

370

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				PAYMENTS	PAYMENTS			UNREALIZED
		NOTIONAL		MADE	RECEIVED	TERMINATION	UPFRONT	APPRECIATION
FUND	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Real Return (continued)

	Lehman Brothers Special
	Financing Inc.	24,200,000	USD	Fixed 5.0%	3 Month LIBOR	Jun 2018	($739,310)	($650,888)	($1,390,198)
	Merrill Lynch Capital Services, Inc.	6,477,163	BRL	CDI	Fixed 12.54%	Jan 2012	(38,562)	47,817	9,255
				28-day Mexico
				Interbank TIIE
	Merrill Lynch Capital Services, Inc.	17,800,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(2,744)	19,742	16,998
	Morgan Stanley Capital
	Services, Inc.	2,700,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(58,084)	72,916	14,832
	Morgan Stanley Capital
	Services, Inc.	13,600,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Dec 2009	7,301	(64,963)	(57,662)
	Morgan Stanley Capital
	Services, Inc.	14,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Dec 2009	(36,712)	173,697	136,985
	Morgan Stanley Capital
	Services, Inc.	10,800,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	(5,738)	229,803	224,065
	Morgan Stanley Capital
	Services, Inc.	4,635,617	BRL	CDI	Fixed 12.54%	Jan 2012	(21,077)	27,700	6,623
	Morgan Stanley Capital
	Services, Inc.	8,769,053	BRL	CDI	Fixed 10.115%	Jan 2012	(169,937)	(314,431)	(484,368)
	Morgan Stanley Capital
	Services, Inc.	1,700,000	AUD	Fixed 6.75%	6 Month BBR-BBSW	Dec 2017	644	58,307	58,951
	Morgan Stanley Capital
	Services, Inc.	10,000,000	EUR	6 Month EURIBOR	Fixed 4.5%	Jun 2034	(683,187)	(33,526)	(716,713)
	Morgan Stanley Capital
	Services, Inc.	700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2038	(23,268)	34,382	11,114
	Royal Bank of Canada	1,400,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(1,572)	(23,451)	(25,023)
	Royal Bank of Scotland PLC	194,900,000	USD	Fixed 4.0%	3 Month LIBOR	Jun 2010	(4,809,682)	(2,130,743)	(6,940,425)
	Royal Bank of Scotland PLC	6,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(150,036)	157,613	7,577
	Royal Bank of Scotland PLC	300,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	—	(7,684)	(7,684)
	Royal Bank of Scotland PLC	1,000,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	—	(26,215)	(26,215)
	Royal Bank of Scotland PLC	9,900,000	USD	Fixed 4.0%	3 Month LIBOR	Jun 2013	165,825	(407,602)	(241,777)
	Royal Bank of Scotland PLC	10,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2015	(182,910)	(533,270)	(716,180)
	Royal Bank of Scotland PLC	530,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2017	(102,829)	(101,095)	(203,924)
	Royal Bank of Scotland PLC	200,000	CAD	Fixed 5.50%	3 Month CBK	Jun 2017	96	(5,208)	(5,112)
	Royal Bank of Scotland PLC	4,900,000	GBP	UKRPI	Fixed 3.1825%	Dec 2017	3,910	(66,069)	(62,159)
	Royal Bank of Scotland PLC	1,100,000	GBP	UKRPI	Fixed 3.44%	Sep 2027	—	(17,809)	(17,809)
	UBS AG	86,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(218,736)	2,514,900	2,296,164
	UBS AG	2,300,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	—	(5,693)	(5,693)
	UBS AG	15,560,565	BRL	CDI	Fixed 10.575%	Jan 2012	(4,905)	(661,858)	(666,763)
	UBS AG	1,600,000	EUR	Fixed 2.275%	CPTFEMU	Oct 2016	—	14,593	14,593
	UBS AG	1,600,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	—	(3,772)	(3,772)

							($5,582,194)	$3,660,008	($9,242,202)

Spectrum Income

	JPMorgan Chase Bank	232,000,000	KRW	3 Month CD-KSDA	Fixed 5.055%	Jun 2012	—	$1,993	$1,993
	JPMorgan Chase Bank	593,000,000	KRW	3 Month CD-KSDA	Fixed 5.200%	Jun 2012	—	8,612	8,612
	JPMorgan Chase Bank	592,000,000	KRW	3 Month CD-KSDA	Fixed 5.180%	Jun 2012	—	8,085	8,085
	JPMorgan Chase Bank	810,000,000	KRW	3 Month CD-KSDA	Fixed 5.285%	Jun 2012	—	16,155	16,155

							—	$34,845	$34,845

Total Return

	Bank of America N.A.	3,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2038	$110,648	($161,241)	($50,593)
	Barclays Bank PLC	9,700,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	31,185	42,903	74,088
	Barclays Bank PLC	5,400,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	40,711	39,157	79,868
	Barclays Bank PLC	5,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(110,257)	52,936	(57,321)
	Barclays Bank PLC	5,408,725	BRL	CDI	Fixed 11.36%	Jan 2010	—	(76,613)	(76,613)
	Barclays Bank PLC	16,100,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	313,772	144,307	458,079
	Barclays Bank PLC	500,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	—	(13,394)	(13,394)
	Barclays Bank PLC	12,800,000	USD	Fixed 4.00%	3 Month LIBOR	Jun 2013	(91,635)	(220,965)	(312,600)
	Barclays Bank PLC	200,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2017	11,151	70,304	81,455

371

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				PAYMENTS	PAYMENTS			UNREALIZED
		NOTIONAL		MADE	RECEIVED	TERMINATION	UPFRONT	APPRECIATION
FUND	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Total Return (continued)

	Barclays Bank PLC	6,100,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2018	($374,922)	$140,428	($234,494)
	Barclays Bank PLC	1,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	137,899	156,711	294,610
	BNP Paribas	6,800,000	USD	USSP2 BPS	Fixed .71%	Feb 2009	2,882	(23,261)	(20,379)
	BNP Paribas	13,400,000	USD	USSP5 BPS	Fixed .7625%	Feb 2009	2,948	(43,454)	(40,506)
				28-day Mexico
				Interbank TIIE
	Citibank N.A.	4,700,000	MXN	Banxico	Fixed 8.17%	Nov 2016	—	4,488	4,488
	Credit Suisse International	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(14,424)	3,549	(10,875)
	Deutsche Bank AG	5,800,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	20,350	23,949	44,299
	Deutsche Bank AG	10,600,000	EUR	6 Month EURIBOR	Fixed 5.00%	Dec 2009	46,865	256,857	303,722
	Deutsche Bank AG	67,200,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	490,374	1,421,607	1,911,981
	Deutsche Bank AG	5,000,000	AUD	6 Month BBSW	Fixed 7.00%	Mar 2013	35,479	(151,348)	(115,869)
	Deutsche Bank AG	400,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2017	21,100	141,811	162,911
	Deutsche Bank AG	6,900,000	AUD	Fixed 6.50%	6 Month BBSW	Mar 2018	(47,993)	125,186	77,193
	Deutsche Bank AG	4,300,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	1,168,234	(112,557)	1,055,677
	HSBC Bank USA	2,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	316,263	199,286	515,549
					ICAP CMM FRA
	Merrill Lynch Capital Services, Inc.	4,600,000	USD	Fixed 5.00%	Fixing Rate	Feb 2009	314,586	(203,546)	111,040
					ICAP CMM FRA
	Merrill Lynch Capital Services, Inc.	5,600,000	USD	Fixed 5.50%	Fixing Rate	May 2009	25,290	(155,857)	(130,567)
	Merrill Lynch Capital Services, Inc.	4,993,165	BRL	CDI	Fixed 11.43%	Jan 2010	—	(65,964)	(65,964)
	Merrill Lynch Capital Services, Inc.	1,836,126	BRL	CDI	Fixed 12.948%	Jan 2010	2,001	10,028	12,029
	Merrill Lynch Capital Services, Inc.	8,000,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	74,880	152,737	227,617
	Merrill Lynch Capital Services, Inc.	4,986,449	BRL	CDI	Fixed 11.98%	Jan 2012	—	(52,610)	(52,610)
	Merrill Lynch Capital Services, Inc.	400,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	—	43,363	43,363
	Morgan Stanley Capital
	Services, Inc.	4,482,896	BRL	CDI	Fixed 12.78%	Jan 2010	5,830	10,772	16,602
	Morgan Stanley Capital
	Services, Inc.	11,900,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	(8,864)	255,750	246,886
	The Royal Bank of Scotland PLC	5,100,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	40,986	34,445	75,431
	The Royal Bank of Scotland PLC	103,800,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	2,389,998	563,328	2,953,326
	The Royal Bank of Scotland PLC	2,000,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	—	(51,226)	(51,226)
	The Royal Bank of Scotland PLC	3,400,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	—	(89,132)	(89,132)
	The Royal Bank of Scotland PLC	4,300,000	USD	Fixed 4.00%	3 Month LIBOR	Jun 2013	(31,618)	(73,396)	(105,014)
	The Royal Bank of Scotland PLC	3,300,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	477,866	332,297	810,163
	UBS AG	47,700,000	AUD	3 Month BBSW	Fixed 7.00%	Sep 2009	56,846	(290,042)	(233,196)
	UBS AG	3,200,000	AUD	3 Month BBSW	Fixed 7.50%	Mar 2010	(8,927)	9,303	376
	UBS AG	7,477,390	BRL	CDI	Fixed 10.575%	Jan 2012	(177,678)	(142,601)	(320,279)

							$5,271,826	$2,308,295	$7,580,121

The Funds had the following cross currency swap contracts open at February 29, 2008:

					NOTIONAL	NOTIONAL	UPFRONT
					AMOUNT OF	AMOUNT OF	PAYMENTS	UNREALIZED
				EXPIRATION	CURRENCY	CURRENCY	MADE	APPRECIATION
FUND	COUNTERPARTY	RECEIVE	PAY*	DATE	RECEIVED	DELIVERED	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond	UBS AG (Union Bank	Floating rate equal	Floating rate equal
	of Switzerland)	to 3 Month JPY-LIBOR	to 3 Month USD-LIBOR
		based on the	based on the
		notional amount of	notional amount of the
		currency delivered	currency received	Sep 2009	$279,000,000	JPY 32,922,000,000	$106,439	$35,583,613	$35,690,052

* At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

372

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Funds had the following credit default swap contracts open at February 29, 2008:

								UPFRONT
					BUY/SELL	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		PROTEC-	RECEIVED	TERMINATION	MADE	APPRECIATION
FUND	COUNTERPARTY	ISSUER	AMOUNT	CURRENCY	TION†	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Active Bond

	Bank of America N.A.	CIT Group, Inc.	1,800,000	USD	Buy	(6.500) %	Mar 2013	—	($52,434)	($52,434)

								—	($52,434)	($52,434)

Global Bond

	Bank of America N.A.	GMAC LLC	600,000	USD	Sell	8.850%	Mar 2009	—	$227	$227
	Bank of America N.A.	Consumers Energy Company	900,000	USD	Buy	(0.090)%	Mar 2012	—	50,841	50,841
	Bank of America N.A.	Global Santa Fe Corporation	1,100,000	USD	Buy	(0.455)%	Jun 2012	—	(4,580)	(4,580)
	Bank of America N.A.	Loews Corporation	300,000	USD	Buy	(0.120)%	Jun 2012	—	7,874	7,874
	Bank of America N.A.	Noble Corporation	300,000	USD	Buy	(0.542)%	Jun 2012	—	1,575	1,575
	Bank of America N.A.	Ford Motor Credit	1,000,000	USD	Sell	3.950%	Dec 2012	—	(141,038)	(141,038)
		Company, LLC
	Bank of America N.A.	DOW JONES CDX.NA.IG.7	5,600,000	USD	Buy	(0.650)%	Dec 2016	($36,064)	446,203	410,139
	Bank of America N.A.	McKesson Corporation	600,000	USD	Buy	(0.380)%	Mar 2017	—	17,032	17,032
	Bank of America N.A.	Autozone, Inc.	1,000,000	USD	Buy	(0.600)%	Jun 2017	—	42,652	42,652
	Bank of America N.A.	CDX.NA.IG.8	7,200,000	USD	Buy	(0.600)%	Jun 2017	102,014	455,949	557,963
	Barclays Bank PLC	SLM Corporation	900,000	USD	Sell	4.000%	Mar 2009	—	(4,281)	(4,281)
	Barclays Bank PLC	XL Capital Ltd.	700,000	USD	Buy	(0.310)%	Mar 2012	—	69,732	69,732
	Barclays Bank PLC	Noble Corporation	200,000	USD	Buy	(0.530)%	Jun 2012	—	1,151	1,151
	Barclays Bank PLC	iTRAXX Europe Sub	7,800,000	EUR	Buy	(0.700)%	Dec 2012	9,677	560,607	570,284
		Financials Series 8
	Barclays Bank PLC	Kingdom of Spain	17,600,000	USD	Sell	0.260%	Mar 2013	—	(78,281)	(78,281)
	Barclays Bank PLC	iTRAXX Europe HiVol Series 6	1,200,000	EUR	Buy	(0.850)%	Dec 2016	(7,907)	140,471	132,564
	Barclays Bank PLC	Southwest Airlines Co.	500,000	USD	Buy	(0.640)%	Mar 2017	—	25,282	25,282
	Barclays Bank PLC	CDX.NA.IG.8	3,200,000	USD	Buy	(0.600)%	Jun 2017	116,964	116,364	233,328
	Barclays Bank PLC	CDX.NA.IG.8	22,100,000	USD	Buy	(0.600)%	Jun 2017	279,090	1,433,547	1,712,637
	Barclays Bank PLC	Diamond Offshore Drilling, Inc.	300,000	USD	Buy	(0.470)%	Jun 2017	—	6,872	6,872
	Bear Stearns International, LTD.	CNA Financial Corporation	500,000	USD	Buy	(0.440)%	Sep 2011	—	13,453	13,453
	Bear Stearns International, LTD.	HJ Heinz Finance Co.	600,000	USD	Buy	(0.370)%	Mar 2012	—	5,504	5,504
	Bear Stearns International, LTD.	Diamond Offshore Drilling, Inc.	300,000	USD	Buy	(0.230)%	Jun 2012	—	4,783	4,783
	Bear Stearns International, LTD.	Weyerhaeuser Company	2,000,000	USD	Buy	(0.550)%	Jun 2012	—	106,134	106,134
	Bear Stearns International, LTD.	Nisource Finance Corporation	200,000	USD	Buy	(0.620)%	Sep 2014	—	11,048	11,048
	Bear Stearns International, LTD.	Loews Corporation	200,000	USD	Buy	(0.330)%	Mar 2016	—	8,076	8,076
	Bear Stearns International, LTD.	Sprint Nextel Corporation	1,000,000	USD	Buy	(1.065)%	Dec 2016	—	321,243	321,243
	BNP Paribas Securities Corp.	iTRAXX Europe HiVol Series 6	1,500,000	EUR	Buy	(0.850)%	Dec 2016	(9,675)	175,380	165,705
	BNP Paribas Securities Corp.	JP Morgan Chase & Company	2,000,000	USD	Buy	(0.560)%	Dec 2017	—	65,579	65,579
	BNP Paribas Securities Corp.	JP Morgan Chase & Company	1,800,000	USD	Buy	(0.737)%	Mar 2018	—	36,400	36,400
	BNP Paribas Securities Corp.	The Bear Stearns	2,000,000	USD	Buy	(2.180)%	Mar 2018	—	20,211	20,211
		Companies Inc.
	Citibank N.A.	Ford Motor Credit	2,100,000	USD	Sell	7.500%	Mar 2009	—	(2,279)	(2,279)
		Company, LLC
	Citibank N.A.	GMAC LLC	500,000	USD	Sell	8.650%	Mar 2009	—	(904)	(904)
	Citibank N.A.	SLM Corporation	1,400,000	USD	Sell	4.300%	Mar 2009	—	(2,261)	(2,261)
	Citibank N.A.	Newell	600,000	USD	Buy	(0.130)%	Jun 2010	—	5,690	5,690
		Rubbermaid Inc
	Citibank N.A.	Sara Lee Corporation	500,000	USD	Buy	(0.330)%	Sep 2011	—	7,345	7,345
	Citibank N.A.	CDX.NA.HY.8	7,500,000	USD	Sell	2.170%	Jun 2012	—	(798,061)	(798,061)
	Citibank N.A.	CDX.NA.HY.8	800,000	USD	Sell	3.297%	Jun 2012	—	(48,976)	(48,976)
	Citibank N.A.	Autozone, Inc.	500,000	USD	Buy	(0.680)%	Dec 2012	—	8,499	8,499
	Citibank N.A.	HSBC Finance Corporation	1,700,000	USD	Buy	(0.430)%	Mar 2014	—	104,337	104,337
	Credit Suisse International	GAZPROM	1,500,000	USD	Sell	1.330%	Dec 2008	—	(185)	(185)
	Credit Suisse International	Johnson Controls, Inc.	600,000	USD	Buy	(0.240)%	Mar 2011	—	8,839	8,839
	Credit Suisse International	Sealed Air Corporation	700,000	USD	Buy	(0.500)%	Sep 2013	—	25,740	25,740
	Credit Suisse International	Masco Corporation	700,000	USD	Buy	(0.907)%	Dec 2016	—	66,324	66,324
	Deutsche Bank AG	Merrill Lynch &	700,000	USD	Sell	0.135%	Jun 2008	—	(4,746)	(4,746)
		Co., Inc.
	Deutsche Bank AG	The Bear Stearns	1,000,000	USD	Sell	0.160%	Jun 2008	—	(10,353)	(10,353)
		Companies Inc.
	Deutsche Bank AG	GMAC LLC	700,000	USD	Sell	9.500%	Mar 2009	—	5,788	5,788
	Deutsche Bank AG	SLM Corporation	2,000,000	USD	Sell	3.050%	Mar 2009	—	(29,145)	(29,145)
	Deutsche Bank AG	J.C. Penney Company	800,000	USD	Buy	(0.270)%	Mar 2010	—	20,817	20,817
	Deutsche Bank AG	Nationwide Health	600,000	USD	Buy	(0.620)%	Sep 2011	—	31,381	31,381
		Properties, Inc.
	Deutsche Bank AG	ACE Limited	300,000	USD	Buy	(0.390)%	Jun 2014	—	11,264	11,264
	Deutsche Bank AG	Tate & Lyle Public Limited	300,000	USD	Buy	(0.510)%	Dec 2014	—	18,291	18,291
		Company
	Deutsche Bank AG	CDX.NA.IG.8	9,400,000	USD	Buy	(0.600)%	Jun 2017	66,118	662,334	728,452
	Deutsche Bank AG	JP Morgan Chase & Company	400,000	USD	Buy	(0.720)%	Mar 2018	—	8,651	8,651

373

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

								UPFRONT
					BUY/SELL	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		PROTEC-	RECEIVED	TERMINATION	MADE	APPRECIATION
FUND	COUNTERPARTY	ISSUER	AMOUNT	CURRENCY	TION†	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond, continued

	HSBC Bank USA	GAZPROM	3,000,000	USD	Sell	1.300%	Dec 2008	—	($857)	($857)
	HSBC Bank USA	GAZPROM	1,200,000	USD	Sell	1.500%	Jan 2009	—	(69)	(69)
	HSBC Bank USA	iTRAXX Europe HiVol Series 6	500,000	EUR	Buy	(0.850)%	Dec 2016	($3,073)	58,308	55,235
	JP Morgan Chase Bank	Federative Republic of Brazil	2,700,000	USD	Sell	1.345%	Aug 2011	—	17,152	17,152
	JP Morgan Chase Bank	CNA Financial Corporation	600,000	USD	Buy	(0.440)%	Sep 2011	—	16,143	16,143
	JP Morgan Chase Bank	Sabre Holdings Corporation	700,000	USD	Buy	(0.930)%	Sep 2011	—	134,029	134,029
	JP Morgan Chase Bank	iTRAXX Europe HiVol Series 6	300,000	EUR	Buy	(0.850)%	Dec 2016	(1,983)	35,124	33,141
	Lehman Brothers Special	GAZPROM	2,000,000	USD	Sell	1.350%	Dec 2008	—	680	680
	Financing, Inc.
	Lehman Brothers Special	Ford Motor Credit	700,000	USD	Buy	(2.310)%	Jun 2010	—	90,117	90,117
	Financing, Inc.	Company, LLC
	Lehman Brothers Special	Alcan, Inc.	700,000	USD	Buy	(0.140)%	Mar 2011	—	9,252	9,252
	Financing, Inc.
	Lehman Brothers Special	D.R. Horton Inc.	900,000	USD	Buy	(3.950)%	Jun 2011	—	8,190	8,190
	Financing, Inc.
	Lehman Brothers Special	Federative Republic of Brazil	2,000,000	USD	Sell	1.370%	Aug 2011	—	14,359	14,359
	Financing, Inc.
	Lehman Brothers Special	Federative Republic of Brazil	5,000,000	USD	Sell	1.280%	Aug 2011	—	21,014	21,014
	Financing, Inc.
	Lehman Brothers Special	Federative Republic of Brazil	3,100,000	USD	Sell	1.350%	Aug 2011	—	20,193	20,193
	Financing, Inc.
	Lehman Brothers Special	CVS Corporation	700,000	USD	Buy	(0.210)%	Sep 2011	—	7,233	7,233
	Financing, Inc.
	Lehman Brothers Special	CDX.NA.HY.8	1,400,000	USD	Sell	3.920%	Jun 2012	—	(50,735)	(50,735)
	Financing, Inc.
	Lehman Brothers Special	GMAC LLC	1,400,000	USD	Sell	4.900%	Sep 2012	—	(197,622)	(197,622)
	Financing, Inc.
	Lehman Brothers Special	Ford Motor Credit	2,000,000	USD	Sell	3.650%	Dec 2012	—	(298,556)	(298,556)
	Financing, Inc.	Company, LLC
	Lehman Brothers Special	Bellsouth Corporation	600,000	USD	Buy	(0.325)%	Sep 2014	—	7,381	7,381
	Financing, Inc.
	Lehman Brothers Special	Meadwestvaco Corporation	600,000	USD	Buy	(1.019)%	Jun 2017	—	30,048	30,048
	Financing, Inc.
	Merrill Lynch International	Xerox Corporation	800,000	USD	Buy	(0.130)%	Jan 2009	—	8,080	8,080
	Merrill Lynch International	Boston Scientific Corporation	700,000	USD	Buy	(0.510)%	Jun 2011	—	49,669	49,669
	Merrill Lynch International	GMAC LLC	1,700,000	USD	Buy	(1.290)%	Jun 2011	—	368,558	368,558
	Merrill Lynch International	Federative Republic of Brazil	4,000,000	USD	Sell	1.340%	Aug 2011	—	24,749	24,749
	Merrill Lynch International	CDX.NA.HY.8	1,900,000	USD	Sell	3.884%	Jun 2012	—	(71,597)	(71,597)
	Merrill Lynch International	CDX.NA.IG.8	109,400,000	USD	Buy	(0.350)%	Jun 2012	1,527,885	4,250,174	5,778,059
	Merrill Lynch International	American General	2,000,000	USD	Buy	(1.370)%	Dec 2017	—	57,169	57,169
		Finance Corp.
	Morgan Stanley Capital	GAZPROM	900,000	USD	Sell	1.320%	Dec 2008	—	(170)	(170)
	Services, Inc.
	Morgan Stanley Capital	Federative Republic of Brazil	4,100,000	USD	Sell	1.380%	Aug 2011	—	30,792	30,792
	Services, Inc.
	Morgan Stanley Capital	Lockheed Martin Corporation	700,000	USD	Buy	(0.089)%	Jun 2012	—	9,595	9,595
	Services, Inc.
	Morgan Stanley Capital	Motorola Inc.	700,000	USD	Buy	(0.725)%	Dec 2017	—	114,435	114,435
	Services, Inc.
	RBC Dominion	Daimler Chrysler AG	600,000	USD	Buy	(0.350)%	Jun 2009	—	1,768	1,768
	RBC Dominion	JP Morgan Chase & Company	600,000	USD	Buy	(0.310)%	Mar 2016	—	44,188	44,188
	The Royal Bank of	Daimler Chrysler AG	300,000	USD	Buy	(0.620)%	Sep 2011	—	2,625	2,625
	Scotland PLC
	The Royal Bank of	Glitnir Banki HF	600,000	USD	Buy	(0.290)%	Mar 2012	—	118,467	118,467
	Scotland PLC
	The Royal Bank of	Glitnir Banki HF	700,000	USD	Buy	(0.290)%	Mar 2012	—	138,211	138,211
	Scotland PLC
	The Royal Bank of	Morgan Stanley	600,000	USD	Buy	(0.320)%	Dec 2016	—	58,283	58,283
	Scotland PLC
	The Royal Bank of	The Bear Stearns Companies	2,400,000	USD	Buy	(2.223)%	Mar 2018	—	18,914	18,914
	Scotland PLC	Inc.
	UBS AG	AIG	1,500,000	USD	Sell	0.070%	Jun 2008	—	(7,531)	(7,531)
	UBS AG	Capital One Financial	600,000	USD	Buy	(0.350)%	Sep 2011	—	64,548	64,548
		Corporation
	UBS AG	BAE Systems	700,000	USD	Buy	(0.140)%	Dec 2011	—	15,572	15,572
	UBS AG	Meadwestvaco Corporation	1,300,000	USD	Buy	(1.060)%	Jun 2017	—	61,176	61,176
	UBS AG	JP Morgan Chase & Company	1,200,000	USD	Buy	(0.730)%	Mar 2018	—	25,720	25,720
	Wachovia Capital Market, Inc.	Global Santa Fe Corporation	400,000	USD	Buy	(0.520)%	Jun 2012	—	(2,772)	(2,772)

								$2,043,046	$9,306,407	$11,349,453

374

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

								UPFRONT
					BUY/SELL	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		PROTEC-	RECEIVED	TERMINATION	MADE	APPRECIATION
FUND	COUNTERPARTY	ISSUER	AMOUNT	CURRENCY	TION†	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return

	Bank of America	CDX.NA.HY.8	2,475,000	USD	Buy	(0.275)%	Jun 2012	$53,650	$228,618	$282,268
	Bank of America	CDX.NA.IG.8	2,200,000	USD	Buy	(0.350)%	Jun 2012	27,501	88,677	116,178
	Bank of America	GMAC	600,000	USD	Sell	7.000%	Sep 2012	—	(47,054)	(47,054)
	Bank of America	Merrill Lynch	1,100,000	USD	Buy	(0.950)%	Dec 2012	—	47,166	47,166
	Bank of America	YUM! Brands, Inc	2,000,000	USD	Buy	(1.245)%	Mar 2018	—	(26,498)	(26,498)
	Barclays Bank PLC	Republic of Panama	2,100,000	USD	Sell	0.300%	Dec 2008	—	(5,604)	(5,604)
	Barclays Bank PLC	Republic of Peru	1,100,000	USD	Sell	0.350%	Dec 2008	—	(762)	(762)
	Barclays Bank PLC	Russian Federation	1,100,000	USD	Sell	0.330%	Dec 2008	—	(3,052)	(3,052)
	Barclays Bank PLC	Ukraine Government	1,100,000	USD	Sell	0.780%	Dec 2008	—	(4,009)	(4,009)
	Barclays Bank PLC	CDX.NA.HY.8	3,168,000	USD	Buy	(2.750)%	Jun 2012	122,403	240,094	362,497
	Barclays Bank PLC	Ford Motor Credit	500,000	USD	Sell	3.800%	Sep 2012	—	(70,727)	(70,727)
	Barclays Bank PLC	GMAC	200,000	USD	Sell	3.050%	Sep 2012	—	(39,245)	(39,245)
	Barclays Bank PLC	Goldman Sachs	600,000	USD	Sell	0.770%	Sep 2012	—	(17,514)	(17,514)
	Barclays Bank PLC	General Electric Captial	300,000	USD	Sell	1.010%	Mar 2013	—	(3,734)	(3,734)
		Corporation
	Barclays Bank PLC	The Black & Decker	1,000,000	USD	Buy	(1.180)%	Dec 2014	—	12,721	12,721
		Corporation
	Barclays Bank PLC	CDX.NA.IG.9	1,800,000	USD	Buy	(6.550)%	Dec 2017	—	159,634	159,634
	Barclays Bank PLC	CDX.NA.IG.9	6,300,000	USD	Buy	(0.800)%	Dec 2017	69,042	306,355	375,397
	Bear Stearns International, LTD.	Capital One Financial	1,000,000	USD	Buy	(1.210)%	Sep 2012	—	101,931	101,931
		Corporation
	Bear Stearns International, LTD.	CDX.NA.HY.9	1,485,000	USD	Buy	(3.750)%	Dec 2012	25,290	142,999	168,289
	BNP Paribas	Lehman Brothers	300,000	USD	Sell	1.120%	Sep 2012	—	(11,829)	(11,829)
	BNP Paribas	Lehman Brothers	300,000	USD	Sell	1.200%	Sep 2012	—	(10,823)	(10,823)
	BNP Paribas	Goldman Sachs	800,000	USD	Buy	(0.390)%	Dec 2012	—	37,748	37,748
	BNP Paribas	Federal National Mortgage	1,000,000	USD	Sell	1.401%	Mar 2013	—	(4,343)	(4,343)
		Association
	BNP Paribas	Bear Stearns	1,000,000	USD	Buy	(2.180)%	Mar 2018	—	10,105	10,105
	Citibank N.A.	Bear Stearns	1,100,000	USD	Sell	0.720%	Sep 2012	—	(84,898)	(84,898)
	Citibank N.A.	Goldman Sachs	600,000	USD	Buy	(0.400)%	Dec 2012	—	28,042	28,042
	Citibank N.A.	GATX Corporation	1,000,000	USD	Buy	(1.070)%	Mar 2016	—	5,411	5,411
	Citibank N.A.	Omnicom Group Inc	1,250,000	USD	Buy	(0.940)%	Jun 2016	—	20,314	20,314
	Credit Suisse International	Chesapeake Energy	200,000	USD	Sell	1.040%	Jun 2012	—	(12,789)	(12,789)
	Credit Suisse International	Chesapeake Energy	200,000	USD	Sell	1.010%	Jun 2012	—	(13,030)	(13,030)
	Credit Suisse International	Chesapeake Energy	200,000	USD	Sell	9.700%	Jun 2012	—	(13,352)	(13,352)
	Credit Suisse International	Chesapeake Energy	1,000,000	USD	Sell	1.010%	Jun 2012	—	(65,151)	(65,151)
	Credit Suisse International	Chesapeake Energy	300,000	USD	Sell	1.550%	Sep 2012	—	(14,638)	(14,638)
	Deutsche Bank AG	GMAC	200,000	USD	Buy	(4.250)%	Sep 2008	—	3,736	3,736
	Deutsche Bank AG	Indonesia	2,200,000	USD	Sell	0.510%	Dec 2008	—	(10,168)	(10,168)
	Deutsche Bank AG	Russian Federation	1,000,000	USD	Sell	0.325%	Dec 2008	—	(2,825)	(2,825)
	Deutsche Bank AG	Ukraine	1,000,000	USD	Sell	0.790%	Dec 2008	—	(3,543)	(3,543)
	Deutsche Bank AG	CDX.NA.HY.8	3,465,000	USD	Buy	(2.750)%	Jun 2012	142,224	254,257	396,481
	Deutsche Bank AG	CDX.NA.HY.9	700,000	USD	Sell	6.350%	Dec 2012	—	—	—
	Deutsche Bank AG	CDX.NA.IG.9	400,000	USD	Sell	0.990%	Dec 2012	—	(2,647)	(2,647)
	Deutsche Bank AG	American International	1,200,000	USD	Sell	1.992%	Mar 2013	—	13,918	13,918
		Group, Inc.
	Deutsche Bank AG	Home Depot Inc.	1,250,000	USD	Buy	(1.565)%	Mar 2016	—	21,569	21,569
	Deutsche Bank AG	Macy’s Inc	1,000,000	USD	Buy	(2.100)%	Sep 2017	—	20,483	20,483
	Goldman Sachs International	GMAC	4,800,000	USD	Buy	(5.050)%	Sep 2008	—	61,131	61,131
	Goldman Sachs International	GMAC	4,800,000	USD	Sell	5.350%	Sep 2012	—	(612,627)	(612,627)
	Goldman Sachs International	GMAC	900,000	USD	Sell	3.050%	Sep 2012	—	(176,602)	(176,602)
	Goldman Sachs International	AutoZone, Inc.	900,000	USD	Buy	(0.380)%	Dec 2012	—	27,661	27,661
	Goldman Sachs International	Bear Stearns	600,000	USD	Buy	(1.780)%	Dec 2012	—	19,763	19,763
	Goldman Sachs International	Kohls Corporation	900,000	USD	Buy	(0.590)%	Dec 2012	—	38,684	38,684
	Goldman Sachs International	Nordstrom Inc	900,000	USD	Buy	(0.360)%	Dec 2012	—	31,562	31,562
	Goldman Sachs International	The TJX	900,000	USD	Buy	(0.380)%	Dec 2012	—	11,530	11,530
		Companies, Inc.
	Goldman Sachs International	RPM International	1,000,000	USD	Buy	(1.500)%	Mar 2018	—	(9,198)	(9,198)
	Lehman Brothers Special	Republic of Peru	1,000,000	USD	Sell	0.370%	Dec 2008	—	(490)	(490)
	Financing Inc.
	Lehman Brothers Special	CDX.NA.HY.9	2,400,000	USD	Sell	3.330%	Dec 2012	—	(310,011)	(310,011)
	Financing Inc.
	Lehman Brothers Special	CDX.NA.IG.9	34,200,000	USD	Buy	(0.600)%	Dec 2012	197,515	1,301,960	1,499,475
	Financing Inc.
	Lehman Brothers Special	CDX.NA.IG.9	8,300,000	USD	Buy	(0.800)%	Dec 2017	(24,511)	519,014	494,503
	Financing Inc.
	Merrill Lynch International	CDX.NA.HY.8	3,663,000	USD	Buy	(2.750)%	Jun 2012	90,298	328,839	419,137
	Merrill Lynch International	CDX.NA.IG.9	22,500,000	USD	Buy	(0.600)%	Dec 2012	(67,006)	1,053,503	986,497

375

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

								UPFRONT
					BUY/SELL	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		PROTEC-	RECEIVED	TERMINATION	MADE	APPRECIATION
FUND	COUNTERPARTY	ISSUER	AMOUNT	CURRENCY	TION†	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return, continued

	Morgan Stanley Capital	CDX.NA.HY.8	1,673,100	USD	Buy	(2.750)%	Jun 2012	$64,680	$126,764	$191,444
	Services Inc.
	Morgan Stanley Capital	GMAC	500,000	USD	Sell	6.850%	Jun 2012	—	(40,960)	(40,960)
	Services Inc.
	Morgan Stanley Capital	Ford Motor Credit	700,000	USD	Sell	3.800%	Sep 2012	—	(99,017)	(99,017)
	Services Inc.
	Morgan Stanley Capital	Goldman Sachs	700,000	USD	Sell	0.750%	Sep 2012	—	(21,033)	(21,033)
	Services Inc.
	Morgan Stanley Capital	CDX.NA.IG.9	13,400,000	USD	Buy	(0.600)%	Dec 2012	(65,125)	652,639	587,514
	Services Inc.
	Morgan Stanley Capital	CDX.NA.IG.9	200,000	USD	Sell	1.130%	Dec 2012	—	—	—
	Services Inc.
	Morgan Stanley Capital	Sherwin-Williams Co.	900,000	USD	Buy	(0.290)%	Dec 2012	—	27,606	27,606
	Services Inc.
	Morgan Stanley Capital	Staples Inc.	900,000	USD	Buy	(0.530)%	Dec 2012	—	39,498	39,498
	Services Inc.
	Morgan Stanley Capital	The Black & Decker	900,000	USD	Buy	(0.490)%	Dec 2012	—	33,579	33,579
	Services Inc.	Corporation
	Morgan Stanley Capital	V.F. Corporation	900,000	USD	Buy	(0.250)%	Dec 2012	—	21,977	21,977
	Services Inc.
	Morgan Stanley Capital	Whirlpool Corporation	900,000	USD	Buy	(0.490)%	Dec 2012	—	25,888	25,888
	Services Inc.
	Morgan Stanley Capital	Pearson PLC	2,500,000	USD	Buy	(0.750)%	Jun 2014	—	39,145	39,145
	Services Inc.
	Morgan Stanley Capital	CDX.NA.IG.9	6,100,000	USD	Buy	(0.800)%	Dec 2017	121,582	241,848	363,430
	Services Inc.
	Morgan Stanley Capital	Target Corporation	1,000,000	USD	Buy	(1.200)%	Mar 2018	—	(13,468)	(13,468)
	Services Inc.
	Morgan Stanley Capital	CMBX.NA.AAA.3	3,060,000	USD	Sell	0.080%	Dec 2049	(471,904)	44,563	(427,341)
	Services Inc.
	Royal Bank of Scotland PLC	Lehman Brothers	600,000	USD	Sell	0.660%	Sep 2012	—	(35,219)	(35,219)
	Royal Bank of Scotland PLC	Macy’s Inc	1,000,000	USD	Buy	(2.110)%	Dec 2016	—	24,714	24,714
	UBS AG	CDX.NA.HY.8	5,148,000	USD	Buy	(2.750)%	Jun 2012	288,928	300,561	589,489
	UBS AG	GMAC	900,000	USD	Buy	(4.850)%	Sep 2012	—	128,288	128,288
	UBS AG	Merrill Lynch	600,000	USD	Buy	(0.920)%	Dec 2012	—	26,520	26,520
	UBS AG	Dominion	1,000,000	USD	Buy	(0.590)%	Mar 2014	—	13,380	13,380
		Resources, Inc.

								$574,567	$5,097,535	$5,672,102

Spectrum Income

	JPMorgan Chase Bank	Compagnie De Saint-Gobain	60,000	EUR	Buy	(0.240)%	Jun 2012	—	($4,302)	($4,302)
	JPMorgan Chase Bank	HeidelbergCement AG	60,000	EUR	Sell	0.380%	Jun 2012	—	6,037	6,037
	JPMorgan Chase Bank	Holcim Ltd.	60,000	EUR	Buy	(0.240)%	Jun 2012	—	4,077	4,077
	JPMorgan Chase Bank	Kelda Group Plc	50,000	EUR	Buy	(0.240)%	Jun 2012	—	2,303	2,303
	JPMorgan Chase Bank	United Utilities Plc	100,000	EUR	Buy	(0.240)%	Jun 2012	—	1,871	1,871
	JPMorgan Chase Bank	Halyk Bank	130,000	USD	Sell	2.750%	Dec 2012	—	(10,330)	(10,330)
	JPMorgan Chase Bank	Republic of	250,000	USD	Sell	2.410%	Dec 2012	—	(4,565)	(4,565)
		Ukraine (The)

								—	($4,909)	($4,909)

Total Return
	Bank of America N.A.	GM CORP	5,000,000	USD	Sell	8.950%	Mar 2013	—	$14,511	$14,511
	Barclays Bank PLC	GECC	3,900,000	USD	Sell	0.620%	Mar 2011	—	(64,943)	(64,943)
	Barclays Bank PLC	FORD MOTOR CREDIT	2,500,000	USD	Sell	4.150%	Sep 2012	—	(330,336)	(330,336)
	Barclays Bank PLC	GMAC LLC	2,500,000	USD	Sell	3.650%	Sep 2012	—	(446,025)	(446,025)
	Barclays Bank PLC	GMAC LLC	1,300,000	USD	Sell	4.800%	Sep 2012	—	(187,380)	(187,380)
	Barclays Bank PLC	CDX IG-9 5Y	4,400,000	USD	Sell	0.600%	Dec 2012	($140,688)	(52,374)	(193,062)
	Barclays Bank PLC	GAZPROM	5,300,000	USD	Sell	1.600%	Dec 2012	—	(199,262)	(199,262)
	Barclays Bank PLC	GECC	3,900,000	USD	Sell	0.640%	Dec 2012	—	(105,502)	(105,502)
	Barclays Bank PLC	FHLMC	3,600,000	USD	Sell	0.720%	Mar 2013	—	(10,291)	(10,291)
	BNP Paribas	GM CORP	200,000	USD	Sell	4.800%	Dec 2012	—	(27,743)	(27,743)
	Citibank N.A.	CDX HY-8 100 25-35%	700,000	USD	Sell	2.144%	Jun 2012	—	(75,215)	(75,215)
	Citibank N.A.	CDX HY-8 100 25-35%	600,000	USD	Sell	2.179%	Jun 2012	—	(63,629)	(63,629)
	Citibank N.A.	CDX HY-8 100 35-100%	5,961,924	USD	Sell	0.355%	Jun 2012	—	(246,087)	(246,087)
	Citibank N.A.	CDX HY-8 100 35-100%	4,968,270	USD	Sell	0.360%	Jun 2012	—	(204,149)	(204,149)
	Citibank N.A.	CDX HY-8 100 35-100%	1,391,115.60	USD	Sell	0.401%	Jun 2012	—	(55,044)	(55,044)
	Citibank N.A.	GM CORP	500,000	USD	Sell	4.600%	Dec 2012	—	(72,598)	(72,598)
	Credit Suisse International	GAZPROM	1,000,000	USD	Sell	1.000%	Nov 2008	—	(1,792)	(1,792)
	Deutsche Bank AG	PANAMA	900,000	USD	Sell	0.250%	Dec 2008	—	(2,856)	(2,856)
	Deutsche Bank AG	FORD MOTOR CREDIT	1,000,000	USD	Sell	5.650%	Sep 2012	—	(91,838)	(91,838)

376

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

								UPFRONT
					BUY/SELL	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		PROTEC-	RECEIVED	TERMINATION	MADE	APPRECIATION
FUND	COUNTERPARTY	ISSUER	AMOUNT	CURRENCY	TION†	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return, continued

	Deutsche Bank AG	GM CORP	500,000	USD	Sell	4.500%	Dec 2012	—	($74,218)	($74,218)
	Deutsche Bank AG	BERKSHIRE HATHAWAY	1,600,000	USD	Sell	0.850%	Mar 2013	—	150	150
	HSBC Bank USA	GAZPROM	200,000	USD	Sell	0.970%	Nov 2008	—	(378)	(378)
	HSBC Bank USA	UKRAINE	4,200,000	USD	Sell	0.730%	Apr 2009	—	(29,591)	(29,591)
	Lehman Brothers Special	UKRAINE	2,000,000	USD	Sell	0.700%	Dec 2008	—	(8,899)	(8,899)
	Financing, Inc.
	Lehman Brothers Special	BRAZIL	10,300,000	USD	Sell	1.120%	Nov 2011	—	(4,465)	(4,465)
	Financing, Inc.
	Merrill Lynch International	GMAC LLC	3,200,000	USD	Sell	1.850%	Sep 2009	—	(370,087)	(370,087)
	Merrill Lynch International	CDX HY-8 100 25-35%	1,300,000	USD	Sell	1.833%	Jun 2012	—	(155,897)	(155,897)
	Morgan Stanley Capital	CDX HY-8 100 25-35%	1,300,000	USD	Sell	2.080%	Jun 2012	—	(143,021)	(143,021)
	Services, Inc.
	Morgan Stanley Capital	RUSSIA	3,400,000	USD	Sell	0.795%	Aug 2012	—	(67,761)	(67,761)
	Services, Inc.
	Morgan Stanley Capital	CDX IG9 5Y 15-30%	3,900,000	USD	Sell	0.963%	Dec 2012	—	(30,955)	(30,955)
	Services, Inc.
	Morgan Stanley Capital	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	—	(16,458)	(16,458)
	Services, Inc.
	Morgan Stanley Capital	BRAZIL	900,000	USD	Sell	1.660%	Mar 2013	—	14,999	14,999
	Services, Inc.
	Morgan Stanley Capital	CMBX.NA.AAA.3	7,400,000	USD	Sell	0.080%	Dec 2049	($1,100,667)	67,461	(1,033,206)
	Services, Inc.
	The Royal Bank of	INDONESIA	2,000,000	USD	Sell	0.450%	Jun 2009	—	(22,410)	(22,410)
	Scotland PLC
	The Royal Bank of	AIG	4,200,000	USD	Sell	1.958%	Mar 2013	—	42,786	42,786
	Scotland PLC
	The Royal Bank of	BANK OF AMERICA	3,200,000	USD	Sell	0.820%	Mar 2013	—	(7,069)	(7,069)
	Scotland PLC
	UBS AG	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	—	(16,518)	(16,518)

								($1,241,355)	($3,044,884)	($4,286,239)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the security.

BBR — Bank Bill Rate
BBSW — Bank Bill Swap Rate
CBK — Canada Bankers Acceptance
CDI — Brazil Interbank Deposit Rate
FRCPXTOB — French CPI Ex Tobacco Daily Reference Index
CPTFEMU — Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
TIIE — Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:

AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR European Currency
GBP British Pound
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
USD U.S. Dollar

Forward Foreign Currency Contracts All Funds may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Funds could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

377

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

At February 29, 2008, certain Funds entered into forward foreign currency contracts, which contractually obligate the Funds to deliver currencies at future dates. Open forward foreign currency contracts at February 29, 2008, were as follows:

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Active Bond	SELLS

	Canadian Dollar	217,216	3/31/08	($10,250)

				($10,250)

Global Bond	BUYS

	Australian Dollar	10,439,100	3/6/08	$269,634
	Australian Dollar	1,200,000	3/13/08	(5,300)
	Australian Dollar	14,563,436	3/20/08	293,135
	Brazilian Real	3,718,225	3/4/08	393,238
	Brazilian Real	2,124,848	3/4/08	160,722
	Brazilian Real	16,362,420	3/4/08	1,223,905
	Brazilian Real	11,081,010	7/2/08	906,813
	Brazilian Real	4,476,490	7/2/08	250,691
	Brazilian Real	17,575,933	7/2/08	803,257
	Brazilian Real	14,552,026	7/2/08	600,619
	Brazilian Real	2,787,740	12/2/08	67,841
	Canadian Dollar	9,057,000	3/6/08	155,044
	Canadian Dollar	398,000	3/6/08	6,555
	Chilean Peso	112,100,000	3/13/08	34,048
	Chilean Peso	112,100,000	12/10/08	9,334
	Chinese Yuan Renminbi	12,560,870	3/7/08	47,822
	Chinese Yuan Renminbi	9,357,792	3/7/08	34,509
	Chinese Yuan Renminbi	10,827,422	3/7/08	47,580
	Chinese Yuan Renminbi	29,825,098	3/7/08	122,345
	Chinese Yuan Renminbi	7,387,352	3/7/08	33,875
	Chinese Yuan Renminbi	22,148,787	4/28/08	88,974
	Chinese Yuan Renminbi	22,133,392	4/28/08	86,772
	Chinese Yuan Renminbi	16,416,701	7/2/08	119,693
	Chinese Yuan Renminbi	12,384,528	7/2/08	90,887
	Chinese Yuan Renminbi	5,699,130	3/2/09	67,902
	Danish Kroner	9,550,000	3/6/08	65,012
	Euro	181,000	3/27/08	6,393
	Euro	154,339,000	3/27/08	5,588,077
	Indian Rupee	27,242,670	5/12/08	18,669
	Indian Rupee	72,470,900	5/12/08	48,374
	Indian Rupee	99,511,580	5/12/08	61,988
	Indian Rupee	34,810,830	8/12/08	(7,428)
	Indian Rupee	3,713,000	8/12/08	(1,267)
	Japanese Yen	2,064,765,000	3/13/08	753,513
	Japanese Yen	653,386,000	3/13/08	157,994
	Malaysian Ringgit	9,740,059	5/12/08	184,874
	Malaysian Ringgit	6,151,068	5/12/08	75,964
	Malaysian Ringgit	5,225,160	5/12/08	108,225
	Malaysian Ringgit	4,857,160	5/12/08	56,248
	Malaysian Ringgit	22,636,182	5/12/08	233,266
	Mexican Peso	66,211,857	3/13/08	295,545
	Mexican Peso	3,340,024	7/10/08	6,623
	New Zealand Dollar	4,100,000	3/6/08	42,269
	Philippine Peso	42,237,480	5/19/08	(8,361)
	Philippine Peso	29,594,880	5/19/08	(6,949)
	Philippine Peso	21,076,900	5/19/08	(5,209)
	Polish Zloty	80,000	7/10/08	4,937
	Pound Sterling	473,000	3/6/08	2,399
	Pound Sterling	1,464,000	3/6/08	10,631

378

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Global Bond, continued	BUYS

	Pound Sterling	12,275,000	3/6/08	$84,836
	Singapore Dollar	546,392	5/22/08	8,070
	Singapore Dollar	1,116,050	8/28/08	20,403
	Singapore Dollar	1,096,114	8/28/08	14,054
	Singapore Dollar	893,389	11/21/08	9,990
	Singapore Dollar	2,830,400	11/21/08	32,630
	South African Rand	379,000	7/10/08	(3,502)
	South Korean Won	6,006,917,592	5/30/08	(85,170)
	South Korean Won	1,316,897,458	5/30/08	(8,088)
	South Korean Won	1,341,637,900	5/30/08	(51,373)
	South Korean Won	702,327,700	8/4/08	(20,496)
	South Korean Won	325,034,900	8/4/08	(595)
	South Korean Won	344,300,800	8/4/08	(1,062)
	South Korean Won	1,166,457,600	8/4/08	11,149
	Swedish Krona	40,172,000	3/6/08	228,092
	Taiwan Dollar	38,222,107	3/28/08	56,580

				$13,897,200

	SELLS

	Australian Dollar	198,728	3/4/08	$3,728
	Australian Dollar	6,374,213	3/13/08	(205,641)
	Australian Dollar	13,507,840	3/27/08	(79,954)
	Brazilian Real	7,049,943	3/4/08	(347,289)
	Brazilian Real	1,695,066	3/4/08	(107,754)
	Brazilian Real	3,727,000	3/4/08	(195,735)
	Brazilian Real	1,088,000	7/2/08	(17,362)
	Brazilian Real	1,226,000	7/2/08	(62,919)
	Brazilian Real	3,628,000	7/2/08	(193,967)
	Brazilian Real	2,077,000	7/2/08	(138,177)
	Brazilian Real	1,640,000	7/2/08	(105,272)
	Brazilian Real	1,622,665	12/2/08	(93,009)
	Chilean Peso	235,554	3/13/08	(10,805)
	Chinese Yuan Renminbi	9,516,377	3/7/08	(340,753)
	Chinese Yuan Renminbi	1,692,001	4/28/08	(25,540)
	Chinese Yuan Renminbi	2,553,000	4/28/08	(37,806)
	Chinese Yuan Renminbi	1,995,000	4/28/08	(30,399)
	Chinese Yuan Renminbi	1,993,302	7/2/08	(103,478)
	Chinese Yuan Renminbi	1,993,165	7/2/08	(103,616)
	Chinese Yuan Renminbi	813,116	3/2/09	(67,786)
	Euro	1,790,553	3/27/08	(31,282)
	Euro	4,424,473	3/27/08	11,719
	Japanese Yen	148,904,511	3/13/08	(4,215,186)
	Japanese Yen	33,562,480	3/13/08	(860,454)
	Japanese Yen	221,000	3/13/08	(5,173)
	Japanese Yen	935,000	3/13/08	(32,703)
	Japanese Yen	575,950	3/13/08	(18,513)
	Mexican Peso	5,513,302	3/13/08	(207,028)
	Mexican Peso	442,000	3/13/08	(10,876)
	Mexican Peso	340,000	7/10/08	(7,622)
	New Zealand Dollar	3,215,289	3/13/08	(51,367)
	Pound Sterling	1,182,770	3/6/08	(3,028)
	South Korean Won	2,603,000	5/30/08	69,490
	South Korean Won	2,252,541	8/4/08	(22,305)
	South Korean Won	2,511,000	8/4/08	(32,572)

				($7,680,434)

379

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Global Real Estate	SELLS

	Australian Dollar	42,137,921	3/31/08	($531,482)
	Brazilian Real	6,840,278	3/31/08	(116,346)
	Canadian Dollar	5,202,135	3/31/08	(142,314)
	Euro	33,802,091	3/31/08	(828,368)
	Japanese Yen	65,915,529	3/31/08	(2,263,207)
	Malaysian Ringgit	2,781,611	3/31/08	(18,977)
	Norwegian Krone	1,997,939	3/31/08	(42,932)
	Pound Sterling	42,460,440	3/31/08	(544,630)
	Singapore Dollar	18,250,319	3/31/08	(217,515)
	South African Rand	2,607,963	3/31/08	18,571
	Swedish Krona	3,962,399	3/31/08	(79,553)

				($4,766,753)

High Income	SELLS

	Canadian Dollar	6,700,736	3/31/08	($316,202)
	Pound Sterling	1,758,729	3/31/08	(29,927)

				($346,129)

High Yield	BUYS

	Indian Rupee	29,664,500	3/14/08	($9,058)
	Indian Rupee	88,841,400	3/14/08	(29,980)
	Indian Rupee	29,587,500	3/17/08	(9,854)

				($48,892)

International Equity Index	BUYS

	Australian Dollar	323,774	3/28/08	$25,303
	Canadian Dollar	400,489	3/28/08	2,675
	Euro	1,454,163	3/28/08	80,926
	Hong Kong Dollar	111,132	3/28/08	(58)
	Japanese Yen	1,407,667	3/28/08	124,586
	Pound Sterling	1,620,125	3/28/08	2,280
	Swedish Krona	127,136	3/28/08	8,616

				$244,328

Investment Quality Bond	BUYS

	Australian Dollar	2,040,000	3/19/08	$113,613
	Malaysian Ringgit	7,910,000	3/19/08	119,433
	Malaysian Ringgit	7,910,000	3/19/08	113,452
	Swedish Krona	11,440,000	3/19/08	85,844

				$432,342

	SELLS

	Australian Dollar	1,812,703	3/19/08	($83,288)
	Brazilian Real	983,115	3/19/08	(98,252)
	Malaysian Ringgit	746,498	3/19/08	(12,488)
	Swedish Krona	1,797,640	3/19/08	(56,256)

				($250,284)

Real Return Bond	BUYS

	Brazilian Real	6,732,250	3/4/08	$478,560
	Brazilian Real	29,632,476	3/4/08	2,582,061
	Brazilian Real	7,470,450	3/4/08	514,814
	Brazilian Real	5,251,130	7/2/08	154,179
	Brazilian Real	2,199,638	7/2/08	91,616
	Brazilian Real	43,835,176	12/2/08	1,435,281
	Canadian Dollar	156,000	3/6/08	3,226

380

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Real Return Bond, continued	BUYS

	Chinese Yuan Renminbi	8,278,071	3/7/08	$36,377
	Chinese Yuan Renminbi	20,277,214	3/7/08	93,052
	Chinese Yuan Renminbi	5,648,720	3/7/08	25,902
	Chinese Yuan Renminbi	20,395,231	3/2/09	265,945
	Chinese Yuan Renminbi	25,694,160	3/2/09	347,488
	Chinese Yuan Renminbi	10,251,500	3/2/09	134,551
	Euro	438,000	3/27/08	2,620
	Euro	1,356,000	3/27/08	(52)
	Malaysian Ringgit	4,106,158	5/21/08	67,171
	Malaysian Ringgit	7,521,240	5/21/08	22,213
	Malaysian Ringgit	1,605,886	5/21/08	(771)
	Malaysian Ringgit	9,684	8/4/08	24
	Mexican Peso	25,004,793	3/13/08	44,301
	Mexican Peso	81,397,286	3/13/08	115,222
	Mexican Peso	39,573,721	3/13/08	66,622
	Mexican Peso	101,518,603	7/10/08	287,888
	Mexican Peso	761,940	7/10/08	2,027
	Mexican Peso	1,704,604	7/10/08	4,665
	Mexican Peso	1,905,360	7/10/08	5,116
	Mexican Peso	74,245,012	7/10/08	192,530
	Philippine Peso	11,750,580	8/22/08	(4,469)
	Philippine Peso	95,110,600	8/22/08	(10,786)
	Philippine Peso	12,742,080	8/22/08	(1,292)
	Polish Zloty	6,764,878	7/10/08	387,511
	Singapore Dollar	733,404	5/22/08	37,165
	Singapore Dollar	705,982	5/22/08	25,386
	Singapore Dollar	920,934	5/22/08	31,260
	Singapore Dollar	1,130,498	5/22/08	55,840
	Singapore Dollar	4,116,175	5/22/08	36,143
	Singapore Dollar	110,971	11/21/08	1,241
	Singapore Dollar	114,904	11/21/08	1,323
	South Korean Won	575,571,135	5/30/08	(3,982)
	South Korean Won	2,450,104,650	5/30/08	27,790
	South Korean Won	4,587,560,065	5/30/08	42,951
	South Korean Won	471,926,250	8/4/08	4,932
	South Korean Won	527,516,400	8/4/08	7,199
	South Korean Won	369,199,900	8/4/08	4,474

				$7,615,314

	SELLS

	Brazilian Real	24,434,323	3/4/08	($1,470,966)
	Brazilian Real	1,365,000	7/2/08	(11,890)
	Brazilian Real	4,341,000	7/2/08	(51,655)
	Chinese Yuan Renminbi	1,224,148	3/7/08	(39,282)
	Chinese Yuan Renminbi	3,340,000	3/7/08	(100,825)
	Chinese Yuan Renminbi	111,142	3/7/08	(3,935)
	Chinese Yuan Renminbi	3,197,000	3/2/09	(259,601)
	Chinese Yuan Renminbi	1,518,190	3/2/09	(129,146)
	Chinese Yuan Renminbi	3,341,000	3/2/09	(263,548)
	Euro	10,671,585	3/27/08	(260,940)
	Japanese Yen	19,159,215	3/13/08	(541,276)
	Japanese Yen	4,146,487	3/13/08	(110,753)
	Mexican Peso	13,380,000	3/13/08	(229,929)
	Mexican Peso	5,260,000	7/10/08	(28,425)
	Mexican Peso	7,089,476	7/10/08	(79,759)
	Mexican Peso	1,840,000	7/10/08	(25,182)

381

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Real Return Bond, continued	SELLS

	Pound Sterling	30,575,019	3/6/08	($106,759)
	Swiss Franc	815,690	3/6/08	(62,801)

				($3,776,672)

Spectrum Income	BUYS

	Australian Dollar	1,028,302	5/15/08	$23,472
	Canadian Dollar	300,320	5/15/08	62
	Czech Koruna	4,539,263	5/15/08	17,424
	Danish Kroner	718,565	5/15/08	5,568
	Euro	3,455,883	5/15/08	147,082
	Hungarian Forint	19,512,769	5/15/08	3,259
	Indonesian Rupiah	1,099,680,000	4/22/08	4,370
	Japanese Yen	900,345,983	5/15/08	247,468
	Malaysian Ringgit	5,460,226	4/18/08	16,424
	Norwegian Krone	12,820,226	5/15/08	137,644
	Polish Zloty	7,043,622	5/15/08	194,373
	Pound Sterling	493,917	5/15/08	14,212
	Singapore Dollar	512,357	5/15/08	5,821
	South Korean Won	2,728,854,900	5/15/08	27,672
	Swedish Krona	20,508,844	5/15/08	157,163
	Swiss Franc	1,106,892	5/15/08	51,927
	Taiwan Dollar	26,956,380	2/13/09	40,158
	Turkish Lira	500,000	5/15/08	(2,140)

				$1,091,959

	SELLS

	Australian Dollar	449,261	3/3/08	($5,915)
	Brazilian Real	1,158,000	3/19/08	(89,988)
	Brazilian Real	2,193,000	3/19/08	(102,254)
	Brazilian Real	1,932,000	5/29/08	(75,906)
	Canadian Dollar	70,988	5/15/08	288
	Colombian Peso	137,611	3/25/08	(13,906)
	Euro	1,011,369	5/15/08	(31,854)
	Euro	3,306,826	5/15/08	(137,777)
	Euro	1,445,394	5/15/08	(2,239)
	Hungarian Forint	1,532,275	5/15/08	(67,625)
	Japanese Yen	181,000	5/15/08	(439)
	Malaysian Ringgit	3,631,000	4/18/08	(76,325)
	Mexican Peso	5,187,302	5/15/08	(30,328)
	Polish Zloty	966,000	5/15/08	(53,502)
	Pound Sterling	136,438	5/15/08	(90)
	South African Rand	277,354	5/15/08	472
	Turkish Lira	5,589,085	5/15/08	(43,370)

				($730,758)

Strategic Bond	BUYS

	Indian Rupee	8,966,500	3/14/08	($2,738)
	Indian Rupee	26,865,450	3/14/08	(9,066)
	Indian Rupee	8,955,150	3/17/08	(2,982)

				($14,786)

Strategic Income	BUYS

	Australian Dollar	16,392,500	3/31/08	$22,291
	Australian Dollar	2,100,000	3/31/08	79,085
	Australian Dollar	4,200,000	3/31/08	162,329
	Australian Dollar	4,220,000	3/31/08	272,062
	Australian Dollar	7,500,000	3/31/08	383,249

382

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Strategic Income, continued	BUYS

	Australian Dollar	4,220,000	3/31/08	$260,120
	Australian Dollar	4,160,000	3/31/08	205,503
	Australian Dollar	4,300,000	3/31/08	44,203
	Australian Dollar	10,200,000	3/31/08	133,719
	Australian Dollar	10,600,000	3/31/08	125,077
	Australian Dollar	3,800,000	3/31/08	59,317
	Australian Dollar	8,520,000	3/31/08	107,051
	Australian Dollar	3,225,000	3/31/08	34,732
	Australian Dollar	10,700,000	3/31/08	72,864
	Canadian Dollar	3,846,780	3/31/08	174,075
	Canadian Dollar	3,866,802	3/31/08	172,110
	Canadian Dollar	3,818,045	3/31/08	147,590
	Canadian Dollar	1,876,837	3/31/08	30,077
	Canadian Dollar	3,889,350	3/31/08	73,138
	Canadian Dollar	3,982,230	3/31/08	79,863
	Canadian Dollar	3,980,510	3/31/08	79,473
	Canadian Dollar	7,848,664	3/31/08	156,859
	Canadian Dollar	5,030,000	3/31/08	150,176
	Canadian Dollar	7,939,500	3/31/08	219,030
	Euro	4,200,000	3/31/08	263,134
	Euro	4,500,000	3/31/08	158,720
	Euro	2,100,000	3/31/08	77,177
	Euro	2,100,000	3/31/08	67,832
	Euro	2,100,000	3/31/08	75,917
	Euro	2,100,000	3/31/08	75,161
	Euro	4,300,000	3/31/08	195,224
	Japanese Yen	1,726,320,600	3/28/08	446,699
	Japanese Yen	1,138,758,000	3/31/08	383,021
	Japanese Yen	587,885,169	3/31/08	210,997
	Japanese Yen	909,808,160	3/31/08	214,860
	Japanese Yen	1,124,944,500	3/31/08	149,793
	New Zealand Dollar	5,250,000	3/31/08	65,308
	New Zealand Dollar	4,300,000	3/31/08	81,785
	New Zealand Dollar	6,000,000	3/31/08	113,038
	New Zealand Dollar	6,337,200	3/31/08	82,901
	Pound Sterling	6,345,360	3/31/08	233,436
	Pound Sterling	680,265	3/31/08	25,462
	Pound Sterling	1,588,860	3/31/08	62,997
	Pound Sterling	3,251,875	3/31/08	130,232
	Pound Sterling	1,006,260	3/31/08	47,333

				$6,405,020

	SELLS

	Australian Dollar	3,702,558	3/31/08	($241,696)
	Australian Dollar	3,707,059	3/31/08	(209,353)
	Australian Dollar	3,505,000	3/31/08	(207,239)
	Australian Dollar	6,665,923	3/31/08	(420,742)
	Australian Dollar	1,663,335	3/31/08	(53,575)
	Australian Dollar	4,966,869	3/31/08	(165,690)
	Australian Dollar	3,859,551	3/31/08	(131,106)
	Australian Dollar	3,948,475	3/31/08	(42,182)
	Australian Dollar	9,361,560	3/31/08	(104,649)
	Australian Dollar	3,946,497	3/31/08	(44,160)
	Australian Dollar	7,801,130	3/31/08	(87,378)
	Australian Dollar	3,485,170	3/31/08	(41,457)
	Australian Dollar	853,947	3/31/08	(12,472)
	Australian Dollar	4,871,601	3/31/08	(47,116)

383

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Strategic Income, continued	SELLS

	Australian Dollar	9,619,651	3/31/08	($92,494)
	Australian Dollar	7,449,489	3/31/08	(67,795)
	Australian Dollar	2,678	3/31/08	(13)
	Canadian Dollar	15,190,928	3/31/08	(148,701)
	Canadian Dollar	1,952,730	3/31/08	(27,448)
	Canadian Dollar	3,800,000	3/31/08	(64,867)
	Canadian Dollar	4,210,508	3/31/08	(117,196)
	Canadian Dollar	3,733,532	3/31/08	(165,794)
	Canadian Dollar	6,614,773	3/31/08	(94,577)
	Canadian Dollar	3,342,066	3/31/08	(116,644)
	Canadian Dollar	4,919,000	3/31/08	(163,740)
	Canadian Dollar	38,136,012	3/31/08	(1,799,607)
	Canadian Dollar	3,675,952	3/31/08	(162,827)
	Canadian Dollar	3,726,184	3/31/08	(82,866)
	Canadian Dollar	3,961,891	3/31/08	(74,107)
	Canadian Dollar	2,120,000	3/31/08	(65,811)
	Canadian Dollar	2,120,000	3/31/08	(62,152)
	Canadian Dollar	3,180,000	3/31/08	(83,830)
	Canadian Dollar	2,250,000	3/31/08	(62,124)
	Canadian Dollar	2,933,612	3/31/08	(89,460)
	Canadian Dollar	9,889,126	3/31/08	(209,781)
	Canadian Dollar	15,553,998	3/31/08	(304,522)
	Euro	12,218,513	3/31/08	(370,520)
	Euro	6,126,834	3/31/08	(243,520)
	Euro	45,574,026	3/31/08	(1,956,402)
	Euro	1,325,250	3/31/08	(39,826)
	Euro	3,091,830	3/31/08	(93,347)
	Euro	6,326,805	3/31/08	(195,224)
	Euro	1,959,756	3/31/08	(70,794)
	New Zealand Dollar	38,543,469	3/31/08	(1,525,207)
	Pound Sterling	5,543,310	3/31/08	(94,326)
	Pound Sterling	6,552,843	3/31/08	8,981
	Pound Sterling	3,102,245	3/31/08	(6,803)
	Pound Sterling	3,111,380	3/31/08	1,499
	Pound Sterling	3,103,477	3/31/08	(5,155)
	Pound Sterling	3,104,101	3/31/08	(21,188)
	Pound Sterling	6,318,291	3/31/08	(87,932)

				($10,564,935)

Total Return	BUYS

	Australian Dollar	3,457,000	3/20/08	$69,583
	Brazilian Real	9,685,035	3/4/08	1,035,749
	Brazilian Real	15,081,918	3/4/08	1,517,597
	Brazilian Real	2,082,544	3/4/08	62,722
	Brazilian Real	1,256,980	7/2/08	48,695
	Brazilian Real	90,185,445	7/2/08	6,951,499
	Brazilian Real	26,849,497	12/2/08	822,406
	Indian Rupee	20,934,700	5/12/08	28,217
	Indian Rupee	279,520,200	5/12/08	334,181
	Indian Rupee	35,037,752	5/12/08	42,684
	Indian Rupee	29,505,174	5/12/08	37,279
	Indian Rupee	2,404,812,500	5/27/08	(10,665)
	Indian Rupee	4,809,625,000	5/27/08	(21,330)
	Indian Rupee	2,399,362,500	5/27/08	(11,258)
	Indian Rupee	95,410,475	8/12/08	(28,883)
	Indian Rupee	129,012,740	8/12/08	(36,864)
	Indian Rupee	49,733,640	8/12/08	(11,886)

384

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Total Return, continued	BUYS

	Japanese Yen	240,409,000	3/13/08	$63,633
	Japanese Yen	42,442,000	3/13/08	10,637
	Malaysian Ringgit	10,404,543	5/21/08	154,945
	Malaysian Ringgit	1,800,680	5/21/08	18,150
	Malaysian Ringgit	1,515,136	5/21/08	25,848
	Mexican Peso	18,776,675	3/13/08	82,257
	Mexican Peso	25,576,500	3/13/08	24,603
	Mexican Peso	9,774,555	3/13/08	22,322
	Mexican Peso	49,606,489	3/13/08	102,019
	Mexican Peso	12,710,563	3/13/08	10,058
	Mexican Peso	2,604,000	7/10/08	3,637
	Mexican Peso	82,196,000	7/10/08	87,439
	Mexican Peso	18,846,925	7/10/08	41,679
	New Zealand Dollar	665,000	3/13/08	8,344
	Philippine Peso	132,981,840	5/19/08	365,935
	Philippine Peso	23,081,070	5/19/08	66,027
	Polish Zloty	2,432,467	3/13/08	180,933
	Polish Zloty	9,298,925	3/13/08	312,433
	Polish Zloty	372,000	3/13/08	11,251
	Polish Zloty	13,279,095	7/10/08	820,404
	Polish Zloty	1,771,672	7/10/08	74,029
	Singapore Dollar	2,181,659	5/22/08	110,554
	Singapore Dollar	3,362,902	5/22/08	166,107
	Singapore Dollar	4,447,280	11/21/08	49,730
	Singapore Dollar	4,558,818	11/21/08	52,478
	South African Rand	1,596,000	7/10/08	(38,287)
	South Korean Won	2,114,845,537	5/30/08	(32,347)
	South Korean Won	612,857,713	5/30/08	(11,618)
	South Korean Won	1,191,267,874	8/4/08	(20,542)
	South Korean Won	2,628,449,500	8/4/08	27,467
	South Korean Won	2,939,834,640	8/4/08	40,121
	South Korean Won	646,348,000	8/4/08	(9,156)
	Swedish Krona	8,424,000	3/6/08	47,831

				$13,698,647

	SELLS

	Australian Dollar	2,313,512	3/27/08	($13,694)
	Brazilian Real	15,045,950	3/4/08	(821,307)
	Euro	16,382,741	3/27/08	(400,589)
	Mexican Peso	3,097,335	3/13/08	(95,821)
	Mexican Peso	7,573,574	3/13/08	(89,900)
	Mexican Peso	801,135	7/10/08	(3,565)
	Mexican Peso	2,487,789	7/10/08	(11,692)
	Mexican Peso	2,406,986	7/10/08	(11,569)
	New Zealand Dollar	600,615	3/27/08	10,211
	Polish Zloty	1,149,221	3/13/08	(78,614)
	Polish Zloty	3,136,696	3/13/08	(226,196)
	Polish Zloty	575,102	3/13/08	(38,492)
	Polish Zloty	2,960,900	7/10/08	(191,885)
	Polish Zloty	1,359,244	7/10/08	(87,791)
	Polish Zloty	1,548,084	7/10/08	(99,426)
	Polish Zloty	148,105	7/10/08	(10,220)
	Pound Sterling	28,542,227	3/6/08	(99,661)

				($2,270,211)

385

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

VISTA	SELLS

	Australian Dollar	517,653	3/31/08	$4,630
	Danish Krone	1,977,732	3/31/08	(10,712)
	Japanese Yen	2,321,488	3/31/08	(53,985)
	Swedish Krona	685,742	3/31/08	(3,212)
	Swiss Franc	679,614	3/31/08	(15,574)

				($78,853)

Forward Commitments All Funds may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Funds at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

The Fund may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Foreign Bond Forward A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. The agreed-upon date is called the settlement date. The agreed upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the forward contract will settle. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the mark-to-market profit of the contract, rather than the contract’s full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

The Funds had the following bond forward contracts open at February 29, 2008:

							UNREALIZED
					VALUE AT	VALUE AS	APPRECIATION
FUND	DESCRIPTION		PRINCIPAL AMOUNT	SETTLEMENT DATE	TRADE DATE	OF 2/29/08	(DEPRECIATION)

Investment Quality Bond

	Canadian Government Bond 5.00% due 6/1/2014	CAD	6,650,000	4/14/2008	$7,287,775	$7,384,718	$96,943
	Canadian Government Bond 5.75% due 6/1/2033	CAD	(2,150,000)	3/13/2008	(2,696,079)	(2,742,360)	(46,281)
	Federal Republic of Germany 4.00% due 1/4/2018	EUR	5,550,000	3/31/2008	8,270,356	8,248,234	(22,122)
	US Treasury Note 4.625% due 2/15/2017	USD	(8,200,000)	3/13/2008	(8,882,736)	(8,858,424)	24,312

							$52,852

Federal income taxes The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Funds had a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made.

As of August 31, 2007, the capital loss carryforward available to offset future realized gains were approximately:

		CAPITAL LOSS CARRYFORWARD
		EXPIRING AT AUGUST 31
FUND	2014	2015	TOTAL

Active Bond	—	$1,960,070	$1,960,070
Capital Appreciation	$21,055	15,745,631	15,766,686
Core Bond	—	1,300,112	1,300,112
Emerging Small Company	—	330,602	330,602
Investment Quality Bond	—	449,060	449,060
Real Return Bond	—	377,841	377,841
Strategic Bond	—	2,807,385	2,807,385
Strategic Income	—	723,503	723,503
U.S. Global Leaders Growth	—	6,352,476	6,352,476

386

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended August 31, 2007, tax character of distributions paid was as follows:

		2007 Distributions				2006 Distributions
	Ordinary	Long Term	Return of		Ordinary	Long Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total

Absolute Return	$141,122	—	—	$141,122	—	—	—	—
Active Bond	24,243,142	—	—	24,243,142	$11,175,483	—	—	$11,175,483
All Cap Core	1,286,357	—	—	1,286,357	—	—	—	—
All Cap Growth	108,295	—	—	108,295	65,224	—	—	65,224
All Cap Value	7,918,783	$206,042	—	8,124,825	298,080	—	—	298,080
Blue Chip Growth	6,794,676	—	—	6,794,676	894,973	—	—	894,973
Capital Appreciation	618,877	—	—	618,877	—	—	—	—
Core Bond	10,687,766	—	—	10,687,766	4,973,751	—	—	4,973,751
Core Equity	3,806,141	—	—	3,806,141	—	—	—	—
Emerging Growth	31,204,256	—	—	31,204,256	—	—	—	—
Emerging Markets Value	—	—	—	—	—	—	—	—
Emerging Small Company	5,173,646	—	—	5,173,646	—	—	—	—
Equity-Income	47,923,033	96,881	—	48,019,914	2,983,865	—	—	2,983,865
Fundamental Value	16,996,232	—	—	16,996,232	1,336,313	—	—	1,336,313
Global Bond	21,809,471	1,228,789	—	23,038,260	3,028,192	—	—	3,028,192
Global Real Estate	15,063,407	—	—	15,063,407	—	—	—	—
High Income	22,119,587	—	—	22,119,587	3,127,218	—	—	3,127,218
High Yield	109,599,500	125,964	—	109,725,464	69,414,714	—	—	69,414,714
Index 500	112,959	—	—	112,959	—	—	—	—
International Equity Index	9,656,472	—	—	9,656,472	2,080,681	—	—	2,080,681
International Opportunities	8,456,964	686,672	—	9,143,636	18,624,300	—	—	18,624,300
International Small Cap	61,127,648	49,439	—	61,177,087	1,082,427	—	—	1,082,427
International Small Company	$1,485,367	—	—	$1,485,367	—	—	—	—
International Value	86,613,411	$243,365	—	86,856,776	$3,228,488	—	—	$3,228,488
Investment Quality Bond	7,123,735	2,467	—	7,126,202	3,885,879	—	—	3,885,879
Large Cap	7,135,563	139,997	—	7,275,560	213,439	—	—	213,439
Large Cap Value	2,686,871	—	—	2,686,871	317,242	—	—	317,242
Mid Cap Index	2,910,338	1,898	—	2,912,236	98,937	—	—	98,937
Mid Cap Intersection	—	—	—	—	—	—	—	—
Mid Cap Stock	15,359,865	19,580	—	15,379,445	305,840	—	—	305,840
Mid Cap Value	7,187,939	23,990	—	7,211,929	387,001	—	—	387,001
Mid Cap Value Equity	611,515	—	—	611,515	—	—	—	—
Natural Resources	41,421,256	3,646,321	—	45,067,577	742,179	—	—	742,179
Quantitative All Cap	23,630	—	—	23,630	—	—	—	—
Quantitative Mid Cap	371,381	3,001	—	374,382	89,597	—	—	89,597
Real Estate Equity	7,130,723	971,101	—	8,101,824	—	—	—	—
Real Estate Securities	83,466,330	3,287,811	—	86,754,141	4,074,530	$755,472	—	4,830,002
Real Return Bond	30,900,045	1,566,760	—	32,466,805	19,717,849	—	—	19,717,849
Small Cap	—	—	—	—	—	—	—	—
Small Cap Index	4,745,805	281,791	—	5,027,596	86,672	—	—	86,672
Small Cap Opportunities	9,896,805	188,978	—	10,085,783	548,785	—	—	548,785
Small Company	—	—	—	—	—	—	—	—
Small Company Growth	1,393,929	—	—	1,393,929	—	—	—	—
Small Company Value	7,188,099	53,906	—	7,242,005	674,360	—	—	674,360
Spectrum Income	38,926,894	60,799	—	38,987,693	18,140,475	—	—	18,140,475
Strategic Bond	19,936,055	—	—	19,936,055	14,870,223	42,136	—	14,912,359
Strategic Income	12,664,623	—	—	12,664,623	2,008,968	—	—	2,008,968
Total Bond Market	1,721,518	—	—	1,721,518	—	—	—	—
Total Return	55,480,040	95,947	—	55,575,987	26,840,720	—	—	26,840,720
U.S. Global Leaders Growth	2,621,663	—	—	2,621,663	209,406		—	209,406
U.S. Government Securities	9,964,754	83,007	—	10,047,761	4,688,432	36,042	—	4,724,474
U.S. High Yield Bond	24,563,964	—	—	24,563,964	9,082,941	—	—	9,082,941

387

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		2007 Distributions				2006 Distributions
	Ordinary	Long Term	Return of		Ordinary	Long Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total

U.S. Multi Sector	17,672,102	1,149,281	—	18,821,383	1,421,127	—	—	1,421,127
Value	7,330	—	—	7,330	—	—	—	—
Value & Restructuring	4,214,793	87,431	—	4,302,224	406,118	—	—	406,118
Vista	—	—	—	—	—	—	—	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2007, the components of distributable earnings on a tax basis, were as follows:

	Undistributed	Undistributed
	Ordinary	Long Term	Capital Loss	Post-October
Fund	Income	Capital Gains	Carryforward	Deferral

Absolute Return	$160,720	$32,304	—	—
Active Bond	5,016,977	—	$1,960,070	$1,709,912
All Cap Core	26,752,653	1,825,948	—	—
All Cap Growth	2,022,577	6,418,183	—	—
All Cap Value	10,100,390	20,691,075	—	—
Blue Chip Growth	12,686,779	224,978	—	60,767
Capital Appreciation	1,737,417	—	15,766,686	6,606,169
Core Bond	2,275,349	—	1,300,112	423,448
Core Equity	4,801,919	3,318,742	—	6,224
Emerging Growth	4,585,276	7,671,038	—	—
Emerging Markets Value	2,985,920	—	—	—
Emerging Small Company	—	—	330,602	—
Equity-Income	13,799,812	33,987,299	—	—
Fundamental Value	10,726,166	4,348,465	—	19,914
Global Bond	42,703,800	301,736	—	20,701,801
Global Real Estate	22,136,436	4,848,842	—	—
High Income	15,493,377	2,805,637	—	—
High Yield	31,057,694	4,440,144	—	—
Index 500	607,937	—	—	308,124
International Equity Index	8,509,537	8,325,686	—	—
International Opportunities	35,529,923	46,454,779	—	260,862
International Small Cap	16,936,896	54,644,464	—	—
International Small Company	15,860,927	4,690,440	—	—
International Value	41,584,855	60,805,466	—	—
Investment Quality Bond	1,757,055	—	449,060	79,911
Large Cap	5,039,682	3,859,801	—	—
Large Cap Value	9,887,679	8,031,102	—	—
Mid Cap Index	11,288,681	20,631,149	—	—
Mid Cap Intersection	206,283	—	—	5,201,689
Mid Cap Stock	18,283,929	16,867,072	—	14,538
Mid Cap Value	5,240,868	4,984,730	—	—
Mid Cap Value Equity	2,050,015	617,634	—	—
Natural Resources	8,642,149	158,283,487	—	118,551
Quantitative All Cap	588,484	23,172	—	—
Quantitative Mid Cap	10,813,100	11,502,057	—	402
Real Estate Equity	20,587,777	4,676,533	—	5,858
Real Estate Securities	4,958,616	15,168,331	—	—
Real Return Bond	12,530,585	—	377,841	10,338,842
Small Cap	4,093,588	13,511,001	—	—
Small Cap Index	3,441,780	10,071,967	—	—
Small Cap Opportunities	1,801,250	597,655	—	—
Small Company	1,447,889	4,794,378	—	—
Small Company Growth	1,116,552	3,386,421	—	2
Small Company Value	3,044,800	11,103,980	—	—
Spectrum Income	12,257,264	8,614,437	—	—
Strategic Bond	3,908,387	—	2,807,385	1,402,625
Strategic Income	3,175,927	—	723,503	1,433,181

388

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Undistributed	Undistributed
	Ordinary	Long Term	Capital Loss	Post-October
Fund	Income	Capital Gains	Carryforward	Deferral

Total Bond Market	$478,101	—	—	$72,568
Total Return	19,954,402	—	—	4,836,103
U.S. Global Leaders Growth	2,643,747	—	$6,352,476	9,891,479
U.S. Government Securities	1,745,191	$77	—	1,518,756
U.S. High Yield Bond	5,298,608	109,905	—	—
U.S. Multi Sector	34,207,189	30,744,288	—	—
Value	552,499	—	—	—
Value & Restructuring	5,575,667	—	—	1,307,750
Vista	1,575,533	6,177,573	—	212,522

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Book/tax differences are primarily attributable to derivative transactions, foreign currency transactions and investments in passive foreign investment companies.

The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Absolute Return	$5,543,350	$247,938	($194,388)	$53,550
Active Bond	651,258,022	9,109,999	(19,325,186)	(10,215,187)
All Cap Core	727,752,799	21,171,104	(44,866,297)	(23,695,193)
All Cap Growth	113,333,266	15,645,907	(5,593,747)	10,052,160
All Cap Value	86,752,915	10,106,973	(4,110,015)	5,996,958
Blue Chip Growth	1,895,737,068	230,108,098	(97,222,151)	132,885,947
Capital Appreciation	1,083,910,176	75,453,166	(51,676,243)	23,776,923
Core Bond	334,251,304	5,848,475	(1,952,200)	3,896,275
Core Equity	949,406,066	39,859,404	(169,608,487)	(129,749,083)
Emerging Growth	207,059,644	14,968,490	(41,638,615)	(26,670,125)
Emerging Markets Value	450,544,038	63,363,393	(42,803,963)	20,559,430
Emerging Small Company	72,641,420	5,719,538	(7,633,410)	(1,913,872)
Equity-Income	937,090,595	67,699,691	(94,284,093)	(26,584,402)
Fundamental Value	1,156,937,446	148,033,181	(99,443,392)	48,589,789
Global Bond	1,205,306,989	53,422,056	(15,312,934)	38,109,122
Global Real Estate	582,622,885	23,892,201	(61,977,671)	(38,085,470)
High Income	456,848,587	3,549,159	(71,539,270)	(67,990,111)
High Yield	1,667,697,708	10,585,650	(161,162,083)	(150,576,433)
Index 500	661,682,950	6,931,579	(57,135,898)	(50,204,319)
International Equity Index	443,833,876	86,239,333	(26,227,178)	60,012,155
International Opportunities	729,193,943	126,040,094	(28,467,031)	97,573,063
International Small Cap	499,771,128	54,513,477	(54,404,790)	108,687
International Small Company	310,805,976	36,805,394	(44,672,329)	(7,866,935)
International Value	1,743,674,421	145,115,156	(148,248,628)	(3,133,472)
Investment Quality Bond	189,237,837	3,740,849	(2,943,660)	797,189
Large Cap	410,883,764	19,849,495	(58,829,687)	(38,980,192)
Large Cap Value	551,070,023	50,085,039	(42,065,271)	8,019,768
Mid Cap Index	346,538,289	26,368,971	(47,293,225)	(20,924,254)
Mid Cap Intersection	333,283,699	16,991,705	(41,715,811)	(24,724,106)
Mid Cap Stock	658,163,890	62,618,698	(45,869,446)	16,749,252
Mid Cap Value	295,515,578	18,496,527	(55,543,434)	(37,046,907)
Mid Cap Value Equity	139,747,712	14,402,039	(15,619,341)	(1,217,302)
Natural Resources	583,031,023	188,630,293	(10,590,484)	178,039,809
Quantitative All Cap	5,802,899	335,155	(523,713)	(188,558)
Quantitative Mid Cap	104,760,212	6,321,863	(7,581,368)	(1,259,505)
Real Estate Equity	284,650,123	2,113,747	(42,687,777)	(40,574,030)
Real Estate Securities	114,609,399	7,742,405	(8,118,516)	(376,111)

389

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Real Return Bond	$1,482,911,138	$40,175,799	($13,852,588)	$26,323,211
Small Cap	197,813,831	14,616,837	(26,196,601)	(11,579,764)
Small Cap Index	66,667,109	3,080,042	(10,739,258)	(7,659,216)
Small Cap Opportunities	187,362,431	20,105,928	(26,219,508)	(6,113,580)
Small Company	84,552,376	6,549,285	(9,672,550)	(3,123,265)
Small Company Growth	226,156,912	17,999,631	(28,209,813)	(10,210,182)
Small Company Value	473,383,466	69,561,130	(61,022,718)	8,538,412
Spectrum Income	1,070,846,376	40,917,941	(33,347,456)	7,570,485
Strategic Bond	607,749,888	7,315,211	(35,695,405)	(28,380,194)
Strategic Income	448,702,010	21,043,661	(14,088,569)	6,955,092
Total Bond Market	55,001,913	1,381,770	(246,779)	1,134,991
Total Return	2,448,085,222	38,814,760	(25,398,094)	13,416,666
U.S. Global Leaders Growth	17,496,774	772,019	(690,022)	81,997
U.S. Government Securities	252,577,362	2,361,887	(9,765,184)	(7,403,297)
U.S. High Yield Bond	444,492,608	979,557	(29,162,170)	(28,182,613)
U.S. Multi Sector	1,567,123,435	83,394,949	(140,327,227)	(56,932,278)
Value	19,787,685	768,218	(2,184,286)	(1,416,068)
Value & Restructuring	437,743,038	100,590,536	(43,895,228)	56,695,308
Vista	124,893,652	33,603,454	(3,798,179)	29,805,275

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. The Funds are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Funds are as follows:

Average
Net Assets
Fund	All Asset Levels*

Active Bond	0.600%
Emerging Growth	0.800
Global Bond	0.700
Real Estate Securities	0.700
Small Cap	0.850

	First	Excess
	$1 billion	Over $1 billion
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Blue Chip Growth	0.825%	0.800%
Equity-Income	0.825	0.800
Real Return Bond	0.700	0.650
Total Return[1,2]	0.700	0.675

1 When Aggregate Net Assets exceed $1 billion, the advisory fee for the Total Return is 0.675% on all assets.

2 Until February 4, 2008, the Fund paid daily advisory fees equivalent, on an annual basis, to 0.70% of the Fund’s average net assets.

		Between
	First	$500 million	Excess
	$500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

All Cap Core	0.800%	0.750%	0.750%
All Cap Growth	0.850	0.825	0.800
Emerging Small Company	0.970	0.900	0.900
Mid Cap Intersection	0.875	0.850	0.850
Total Bond Market	0.490	0.470	0.470
U.S. Global Leaders Growth	0.7125	0.675	0.675
Value & Restructuring	0.825	0.800	0.775

390

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

		Between	Between	Between
	First	$500 million	$1 billion	$1.5 billion	Excess
	$500 million	and $1 billion	and $1.5 billion	and $2 billion	Over $2 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Large Cap Value	0.825%	0.800%	0.775%	0.720%	0.700%

		Between	Between	Between
	First	$50 million	$200 million	$500 million	Excess
	$50 million	and $200 million	and $500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*	Net Assets*

International Small Cap	1.050%	1.050%	0.950%	0.850%	0.850%
International Value	0.950	0.950	0.850	0.800	0.800
Mid Cap Stock	0.875	0.875	0.850	0.825	0.825
Mid Cap Value	0.900	0.900	0.850	0.825	0.825
Natural Resources	1.050	1.000	1.000	1.000	1.000
Quantitative All Cap	0.750	0.700	0.700	0.700	0.700
Quantitative Mid Cap	0.750	0.750	0.650	0.650	0.650
Small Cap Opportunities	1.000	1.000	1.000	0.950	0.950
Small Company Value	1.050	1.050	1.050	1.000	1.000
Value	0.750	0.750	0.725	0.650	0.650

		Between	Between
	First	$50 million	$250 million	Excess
	$50 million	and $250 million	and $500 million	Over $500 million
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

All Cap Value	0.850%	0.850%	0.800%	0.750%
Fundamental Value	0.850	0.800	0.800	0.750

		Between	Between
	First	$200 million	$400 million	Excess
	$200 million	and $400 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Vista	0.900%	0.850%	0.825%	0.800%

		Between	Between
	First	$300 million	$500 million	Excess
	$300 million	and $500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Capital Appreciation	0.850%	0.800%	0.700%	0.670%
	First	Excess
	$350 million	Over $350 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Core Equity	0.850%	0.750%

		Between	Between
	First	$500 million	$1 billion	Excess
	$500 million	and $1 billion	and $2.5 billion	Over $2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

U.S. Multi Sector	0.780%	0.760%	0.750%	0.740%

Between
	First	$100 million	Excess
	$100 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

International Small Company	1.000%	0.950%	0.950%

391

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

		Between
	First	$750 million	Excess
	$750 million	and $1.5 billion	Over $1.5 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

International Opportunities	0.900%	0.850%	0.800%

	First	Excess
	$125 million	Over $125 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Small Company	1.050%	1.000%

	First	Excess
	$250 million	Over $250 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Small Company Growth[1]	1.050%	1.000%

1 When Aggregate Net Assets exceed $1 billion, the advisory fee for the Small Company Growth is 1.00% on all assets.

		Between	Between
	First	$250 million	$500 million	Excess
	$250 million	and $500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Mid Cap Value Equity	0.875%	0.850%	0.825%	0.800%
Real Estate Equity	0.875	0.850	0.825	0.825
Spectrum Income	0.800	0.725	0.725	0.725

		Between	Between
	First	$250 million	$500 million	Excess
	$250 million	and $500 million	and $750 million	Over $750 million
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets

Global Real Estate	0.950%	0.925%	0.900%	0.900%
Large Cap	0.780	0.730	0.680	0.650

	First	Excess over
	$100 million	$100 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Emerging Markets Value	1.000%	0.950%
International Equity Index	0.550	0.530

		Between
	First	$250 million	Excess over
	$250 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

Mid Cap Index	0.490%	0.480%	0.460%
Small Cap Index	0.490	0.480	0.460

	First	Excess over
	$500 million	$500 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

High Yield	0.700%	0.650%
Index 500	0.470	0.460
Investment Quality Bond	0.600	0.550
Strategic Bond	0.700	0.650
Strategic Income	0.725	0.650
U.S. Government Securities	0.620	0.550

392

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

	First	Excess over
	$200 million	$200 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

U.S. High Yield Bond	0.750%	0.720%

Between
	First	$200 million	Excess
	$200 million	and $400 million	Over $400 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

Core Bond	0.690%	0.640%	0.570%

		Between	Between
	First	$150 million and	$500 million and	Excess over
	$150 million	$500 million	$2.5 billion	$2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

High Income	0.725%	0.675%	0.650%	0.600%

* Aggregated Net Assets include not only the net assets of a particular series of the Trust but also the net assets of a similar series of John Hancock Trust and John Hancock Funds II.

John Hancock Trust is an open-end investment company advised by JHIMS and distributed by an affiliated of JHIMS, John Hancock Distributors, LLC.

The advisory fee for Absolute Return Portfolio has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on assets not invested in Affiliated Fund Assets (“Other Assets”). Affiliated Funds are any Funds of JHF II and JHF III. Under the Advisory Agreement, the Portfolio pays a daily management fee to the Adviser as stated below.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Absolute Return Trust, a series of John Hancock Trust (collectively, the “Absolute Return Portfolios”), determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Portfolio.

Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

Absolute Return	0.150%	0.125%	0.100%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Portfolios, determined in accordance with the following schedule and that rate is applied to Other Assets of the Portfolio.

Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

Absolute Return	0.600%	0.575%	0.550%

The organizations described below act as Subadvisers to the Trust and its Funds pursuant to Subadvisory Agreements with the Adviser. Fund management is allocated among the following Managers:

Fund	Subadviser

Absolute Return	MFC Global Investment Management (U.S.A.) Limited*
Active Bond	Declaration Management and Research, LLC and MFC Global Management (U.S.), LLC*
All Cap Core	Deutsche Investment Management Americas Inc.
All Cap Growth	AIM Capital Management, Inc.
All Cap Value	Lord, Abbett & Co. LLC
Blue Chip Growth	T. Rowe Price Associates, Inc.
Capital Appreciation	Jennison Associates, LLC
Core Bond	Wells Capital Management, Incorporated
Core Equity	Legg Mason Capital Management, Inc.
Emerging Growth	MFC Global Investment Management (U.S.A.) Limited*
Emerging Markets Value	Dimensional Fund Advisors
Emerging Small Company	RCM Capital Management, LLC
Equity-Income	T. Rowe Price Associates, Inc.
Fundamental Value	Davis Selected Advisers, L.P.

393

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Fund	Subadviser

Global Bond	Pacific Investment Management Company, LLC
Global Real Estate	Deutsche Investment Management Americas Inc.
High Income	MFC Global Investment Management (U.S.), LLC*
High Yield	Western Asset Management Company
Index 500	MFC Global Investment Management (U.S.A.) Limited*
International Equity Index	SSgA Funds Management, Inc.
International Opportunities	Marsico Capital Management, LLC
International Small Cap	Templeton Investment Counsel, LLC
International Small Company	Dimensional Fund Advisors
International Value	Templeton Investment Counsel, LLC
Investment Quality Bond	Wellington Management Company, LLP
Large Cap	UBS Global Asset Management (Americas) Inc
Large Cap Value	BlackRock Investment Management, LLC
Mid Cap Index	MFC Global Investment Management (U.S.A.) Limited*
Mid Cap Intersection	Wellington Management Company, LLP
Mid Cap Stock	Wellington Management Company, LLP
Mid Cap Value Equity	RiverSource Investments, LLC
Mid Cap Value	Lord, Abbett & Co. LLC
Natural Resources	Wellington Management Company, LLP
Quantitative All Cap	MFC Global Investment Management (U.S.A.) Limited*
Quantitative Mid Cap	MFC Global Investment Management (U.S.A.) Limited*
Real Estate Equity	T. Rowe Price Associates, Inc.
Real Estate Securities	Deutsche Investment Management Americas Inc.
Real Return Bond	Pacific Investment Management Company, LLC
Small Cap	Independence Investments, LLC
Small Cap Index	MFC Global Investment Management (U.S.A.) Limited*
Small Cap Opportunities	Munder Capital Management
Small Company	American Century Investment Management, Inc.
Small Company Growth	AIM Capital Management, Inc.
Small Company Value	T. Rowe Price Associates, Inc.
Spectrum Income	T. Rowe Price Associates, Inc.
Strategic Bond	Western Asset Management Company
Strategic Income	MFC Global Investment Management (U.S.), LLC*
Total Bond Market	Declaration Management & Research LLC
Total Return	Pacific Investment Management Company, LLC
U.S. Global Leaders Growth[1]	Sustainable Growth Advisers, L.P.
U.S. Government Securities	Western Asset Management Company
U.S. High Yield Bond	Wells Capital Management, Incorporated
U.S. Multi Sector	Grantham, Mayo, Van Otterloo & Co., LLC
Value & Restructuring	UST Advisers, Inc.
Vista	American Century Investment Management, Inc.
Value	Morgan Stanley Investment Management Inc. (doing business as Van Kampen)

* An Affiliate of Adviser.

1 Effective January 17, 2008, the Subadviser changed to T. Rowe Price Associates, Inc.

The investment management fees incurred for the six months ended February 29, 2008, were equivalent to an annual effective rate of the fund’s average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Absolute Return	0.20%	Mid Cap Intersection	0.87%
Active Bond	0.60%	Mid Cap Stock	0.83%
All Cap Core	0.77%	Mid Cap Value	0.85%
All Cap Growth	0.85%	Mid Cap Value Equity	0.87%
All Cap Value	0.85%	Natural Resources	1.00%
Blue Chip Growth	0.81%	Quantitative All Cap	0.71%
Capital Appreciation	0.72%	Quantitative Mid Cap	0.75%
Core Bond	0.64%	Real Estate Equity	0.86%
Core Equity	0.77%	Real Estate Securities	0.70%
Emerging Growth	0.80%	Real Return Bond	0.67%
Emerging Market Value	0.95%	Small Cap	0.85%
Emerging Small Company	0.97%	Small Cap Index	0.48%

394

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Equity-Income	0.81%	Small Cap Opportunities	0.99%
Fundamental Value	0.76%	Small Company	1.05%
Global Bond	0.70%	Small Company Growth	1.03%
Global Real Estate	0.93%	Small Company Value	1.02%
High Income	0.67%	Spectrum Income	0.73%
High Yield	0.66%	Strategic Bond	0.67%
Index 500	0.46%	Strategic Income	0.69%
International Equity Index	0.53%	Total Bond Market	0.49%
International Opportunities	0.86%	Total Return	0.70%
International Small Cap	0.92%	U.S. Global Leaders Growth	0.46%
International Small Company	0.96%	U.S. Government Securities	0.61%
International Value	0.81%	U.S. High Yield Bond	0.73%
Investment Quality Bond	0.59%	U.S. Multi Sector	0.75%
Large Cap	0.71%	Value	0.74%
Large Cap Value	0.81%	Value & Restructuring	0.81%
Mid Cap Index	0.47%	Vista	0.88%

Expense Reimbursement Effective January 1, 2008, the Adviser has agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the expense limits set forth as a percentage of average daily net assets. The Adviser has contractually agreed to these expense limits as follows: 0.05% for the Index 500 Fund, 0.075% for the Total Bond Market Fund, and 0.25% for the Value Fund. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF II. The Adviser has voluntarily agreed to these expense limits shall be as follows: 0.05% for the International Equity Index Fund and 0.075% for the Mid Cap Index Fund and Small Cap Index Fund. This voluntary expense reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II. All other voluntary waiver in place at December 31, 2007 has been terminated. Prior to December 31, 2007, the Adviser agreed to voluntarily reduce its advisory fee or reimburse each Fund if the total of all expenses (excluding taxes, fund brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds) exceed the following:

– 0.05% of average daily net assets of Index 500, International Equity Index;

– 0.06% of average daily net assets of Emerging Small Company;

– 0.075% of average daily net assets of Mid Cap Index, Small Cap Index, Total Bond Market;

– 0.35% of average daily net assets of Global Bond, Global Real Estate, International Opportunities, International Small Cap, International Small Company, International Value; and

– 0.25% of average daily net assets in the case of all other Funds with the exception of Absolute Return and Quantitative All Cap.

The Adviser voluntarily agreed to waive a portion of its advisory fee for Emerging Small Company, Small Cap Index, Total Bond Market and Value in the amount of $10,959, $81, $9,379 and $5,435, respectively.

In the case of Absolute Return, the Adviser has contractually agreed to waive advisory fees or reimburse the Fund if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Absolute Return Portfolio) exceed 0.05% of average daily net assets. This expense reimbursement shall continue in effect until December 31, 2008, and thereafter until termination by the Adviser on notice to the Trust. The Adviser reimbursed the fund in the amount of $26,259.

In the case of Quantitative All Cap, the Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Quantitative All Cap Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the 0.80% of the average daily net assets. In addition, the Adviser has contractually agreed to waive advisory fees or reimburse for certain other fund expenses so that the total fund operating expenses do not exceed 1.30% for Class A, 2.00% for Class B, 2.00% for Class C and 0.85% for Class I of the average daily net assets attributable to the respective classes. This expense reimbursement shall continue in effect until December 31, 2008, and thereafter until termination by the Adviser on notice to the Trust. The Adviser reimbursed the fund in the amount of $22,483.

In the case of U.S. Global Leaders Growth, the Adviser has voluntarily agreed to reimburse for certain Fund level expenses (excluding Rule 12b-1 fees, Funds brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Funds business, and fees under any agreement or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Fund). The limit has been set for 0.72% of the average daily net assets and shall continue unless terminated by the Adviser. The Adviser reimbursed the fund in the amount of $36,168.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth, Equity-Income, International Value, Real Estate Equity, Small Company Value and Spectrum Income in the amount of $288,233, $148,904, $87,153, $44,160, $117,197 and $128,264, respectively.

395

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice of the Trust. These expense reimbursements are shown as a reduction of total expenses in the Statement of Operations.

Fund Administration Fees Pursuant to the Advisory Agreement, the Funds reimburse the Adviser for all expenses associated with providing the administrative, finan-cial, legal, accounting and recordkeeping services of the Funds, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Fund at the time the expense was incurred.

The fund administration fees incurred for the six months ended February 29, 2008, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

Distribution Plan The Trust has a Distribution Agreement with the Distributor. The Funds have adopted Distribution Plans with respect to Class A, Class B, Class C and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Funds. Accordingly, the Funds make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.05% of the average daily net assets of Class A, Class B, Class C and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Funds’ 12b-1 payments could occur under certain circumstances.

Transfer Agent Fees Absolute Return and Quantitative All Cap have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (”Signature Services“), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Funds pay a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. Absolute Return and Quantitative All Cap pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C and Class I share average daily net. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future.

There were no transfer agent fees incurred for the six months ended February 29, 2008. John Hancock USA is the only shareholder of Absolute Return and Quantitative All Cap.

Sales Charges Absolute Return and Quantitative All Cap Class A shares are assessed up-front sales charges. There were no up-front sales charges received for these funds during the six months ended February 29, 2008.

Absolute Return and Quantitative All Cap Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (”CDSC“) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Funds in connection with the sale of Class B and Class C shares. During the six months ended February 29, 2008, there were no CDSCs received by the Distributor.

4. TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Fund based on its average daily net asset value.

5. LINE OF CREDIT All Funds have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Fund on a prorated basis based on average net assets. Effective October 12, 2007, the commitment fee was changed from 0.07% to 0.05% . For the six months ended February 29, 2008, there were no borrowings under the line of credit.

6. FUND SHARE TRANSACTIONS Share activities for the Funds for the period ended February 29, 2008, and August 31, 2007, were as follows:

Absolute Return	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class A shares

Distributions reinvested	9,453	$98,121	3,382	$36,251
Net increase (decrease)	9,453	$98,121	3,382	$36,251

Class B shares

Distributions reinvested	8,501	$88,064	3,167	$33,890
Net increase (decrease)	8,501	$88,064	3,167	$33,890

Class C shares

Distributions reinvested	8,501	$88,065	3,167	$33,891
Net increase (decrease)	8,501	$88,065	3,167	$33,891

Class 1 shares

Distributions reinvested	9,799	$101,718	3,457	$37,090
Net increase (decrease)	9,799	$101,718	3,457	$37,090

Net increase (decrease)	36,254	$375,968	13,173	$141,122

396

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Active Bond	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	199,234	$1,908,967	470,404	$4,505,444
Distributions reinvested	96,221	913,171	186,250	1,772,438
Repurchased	(408,045)	($3,908,326)	(764,590)	(7,318,089)
Net increase (decrease)	(112,590)	($1,086,188)	(107,936)	($1,040,207)

Class NAV shares

Sold	2,968,475	$28,346,182	12,383,573	$118,803,493
Distributions reinvested	1,468,337	13,920,624	2,363,144	22,470,704
Repurchased	(860,984)	(8,243,253)	(1,532,557)	(14,641,956)
Net increase (decrease)	3,575,828	$34,023,553	13,214,160	$126,632,241

Net increase (decrease)	3,463,238	$32,937,365	13,106,224	$125,592,034

All Cap Core	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Series NAV shares

Sold	29,210,258	$298,422,478	14,623,284	$161,835,006
Distributions reinvested	3,195,022	33,100,430	120,910	1,286,357
Repurchased	(1,178,326)	(12,891,670)	(284,507)	(3,262,154)

Net increase (decrease)	31,226,954	$318,631,238	14,459,687	$159,859,209

All Cap Growth	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	128,039	$2,369,913	122,700	$2,220,300
Distributions reinvested	117,538	2,192,078	1,037	18,249
Repurchased	(136,985)	(2,635,411)	(371,782)	(6,773,976)
Net increase (decrease)	108,592	$1,926,580	(248,045)	($4,535,427)

Class NAV shares

Sold	212,869	$4,046,365	1,305,753	$23,366,485
Distributions reinvested	368,279	6,879,454	5,113	90,046
Repurchased	(2,679)	(46,176)	(3,641,313)	(68,492,693)
Net increase (decrease)	578,469	$10,879,643	(2,330,447)	($45,036,162)

Net increase (decrease)	687,061	$12,806,223	(2,578,492)	($49,571,589)

All Cap Value	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1

Sold	127,413	$1,730,267	351,564	$5,877,321
Distributions reinvested	708,286	8,513,597	46,855	754,366
Repurchased	(187,836)	(2,474,964)	(212,851)	(3,569,287)
Net increase (decrease)	647,863	$7,768,900	185,568	$3,062,400

Series NAV shares

Sold	166,441	$2,803,609	2,509,531	$41,214,944
Distributions reinvested	1,994,465	23,853,809	458,933	7,370,459
Repurchased	(23,109)	(256,112)	(11,254,545)	(191,782,275)
Net increase (decrease)	2,137,797	$26,401,306	(8,286,081)	($143,196,872)

Net increase (decrease)	2,785,660	$34,170,206	(8,100,513)	($140,134,472)

Blue Chip Growth	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	426,272	$8,998,264	577,597	$11,483,071
Distributions reinvested	79,594	1,729,575	46,822	900,395
Repurchased	(650,748)	(13,833,618)	(1,292,131)	(25,344,305)
Net increase (decrease)	(144,882)	($3,105,779)	(667,712)	($12,960,839)

Class NAV shares
Sold	25,230,861	$519,460,864	12,329,239	$241,276,259
Distributions reinvested	646,767	14,041,304	306,834	5,894,281
Repurchased	(1,103,961)	(24,156,994)	(3,024,837)	(62,984,230)
Net increase (decrease)	24,773,667	$509,345,174	9,611,236	$184,186,310

Net increase (decrease)	24,628,785	$506,239,395	8,943,524	$171,225,471

397

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	321,181	$3,592,928	576,815	$5,971,139
Distributions reinvested	14,857	170,414	7,858	80,148
Repurchased	(480,905)	(5,381,923)	(1,619,741)	(16,842,865)
Net increase (decrease)	(144,867)	($1,618,581)	(1,035,068)	($10,791,578)

Series NAV shares

Sold	45,761,213	$507,121,021	13,693,087	$143,208,394
Distributions reinvested	209,333	2,403,139	52,765	538,729
Repurchased	(1,549,478)	(17,442,866)	(1,049,654)	(10,788,615)
Net increase (decrease)	44,421,068	$492,081,294	12,696,198	$132,958,508

Net increase (decrease)	44,276,201	$490,462,713	11,661,130	$122,166,930

Core Bond	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	231,892	$2,945,179	78,155	$980,666
Distributions reinvested	3,837	47,977	5,107	63,538
Repurchased	(60,832)	(766,701)	(35,034)	(436,961)
Net increase (decrease)	174,897	$2,226,455	48,228	$607,243

Class NAV shares

Sold	431,543	$5,450,101	5,366,895	$67,109,137
Distributions reinvested	521,500	6,508,909	854,619	10,624,228
Repurchased	(461,008)	(5,808,420)	(614,127	(7,651,250)
Net increase (decrease)	492,035	$6,150,590	5,607,387	$70,082,115

Net increase (decrease)	666,932	$8,377,045	5,655,615	$70,689,358

Core Equity	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	39,861	$603,750	186,606	$2,969,030
Distributions reinvested	19,096	288,735	4,815	76,757
Repurchased	(111,133)	(1,599,143)	(164,105)	(2,606,905)
Net increase (decrease)	(52,176)	($706,658)	27,316	$438,882

Class NAV shares

Sold	11,709,878	$173,523,324	10,927,208	$177,960,574
Distributions reinvested	1,301,696	19,707,683	233,671	3,729,384
Repurchased	(276,911)	(3,990,079)	(978,198)	(16,035,685)
Net increase (decrease)	12,734,663	$189,240,928	10,182,681	$165,654,273

Net increase (decrease)	12,682,487	$188,534,270	10,209,997	$166,093,155

Emerging Growth	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	270,440	$4,674,164	454,590	$8,323,984
Distributions reinvested	565,990	9,135,085	1,297,455	21,459,911
Repurchased	(679,770)	(11,173,093)	(1,278,968)	(22,763,661)
Net increase (decrease)	156,660	$2,636,156	473,077	$7,020,234

Class NAV shares

Sold	451,965	$7,687,180	929,391	$16,371,896
Distributions reinvested	346,202	5,587,696	589,138	9,744,345
Repurchased	(786,080)	(11,023,389)	(416,630)	(7,447,191)
Net increase (decrease)	12,087	$2,251,487	1,101,899	$18,669,050

Net increase (decrease)	168,747	$4,887,643	1,574,976	$25,689,284

Emerging Markets Value	Six months ended 2/29/08		Year ended 8/31/07[1]
	Shares	Amount	Shares	Amount

Series NAV shares

Sold	2,789,602	$31,842,025	44,000,955	$459,713,807
Distributions reinvested	733,944	8,770,631	—	—
Repurchased	(4,929,066)	(56,791,215)	(227,049)	(2,699,099)

Net increase (decrease)	(1,405,520)	($16,178,559)	43,773,906	$457,014,708

1 Period from 5-1-07 (commencement of operations) to 8-31-07.

398

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Emerging Small Company	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	108,765	$3,353,936	83,593	$2,503,534
Distributions reinvested	—	—	183,998	5,121,451
Repurchased	(180,089)	(5,431,400)	(504,347)	(14,824,538)
Net increase (decrease)	(71,324)	($2,077,464)	(236,756)	($7,199,553)

Class NAV shares

Sold	695,755	$20,534,381	239,774	$7,217,294
Distributions reinvested	—	—	1,872	52,195
Repurchased	(25,522)	(759,596)	(15,906)	(480,154)
Net increase (decrease)	670,233	$19,774,785	225,740	$6,789,335

Net increase (decrease)	598,909	$17,697,321	(11,016)	($410,218)

Equity-Income	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	176,824	$3,291,125	1,273,256	$24,627,604
Distributions reinvested	711,876	13,062,916	645,455	12,057,099
Repurchased	(1,336,737)	(24,687,450)	(1,170,281)	(22,407,685)
Net increase (decrease)	(448,037)	($8,333,409)	748,430	$14,277,018

Class NAV shares

Sold	3,531,962	$67,910,306	5,721,349	$110,890,485
Distributions reinvested	2,701,559	49,546,590	1,927,268	35,962,815
Repurchased	(59,640)	(1,101,400)	(743,856)	(14,993,199)
Net increase (decrease)	6,173,881	$116,355,496	6,904,761	$131,860,101

Net increase (decrease)	5,725,844	$108,022,087	7,653,191	$146,137,119

Fundamental Value	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	248,326	$4,201,836	857,395	$14,638,351
Distributions reinvested	87,944	1,547,821	88,640	1,505,113
Repurchased	(337,507)	(5,806,552)	(335,556)	(5,834,702)
Net increase (decrease)	(1,237)	($56,895)	610,479	$10,308,762

Class NAV shares

Sold	12,843,995	$222,002,333	9,918,028	$170,285,992
Distributions reinvested	1,166,149	20,477,570	913,392	15,491,119
Repurchased	(267,111)	(4,670,007)	(845,429)	(15,322,187)
Net increase (decrease)	13,743,033	$237,809,896	9,985,991	$170,454,924

Net increase (decrease)	13,741,796	$237,753,001	10,596,470	$180,763,686

Global Bond	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	1,386,654	$21,552,190	884,608	$13,106,978
Distributions reinvested	169,298	2,525,920	101,009	1,465,646
Repurchased	(316,897)	(4,839,740)	(908,875)	(13,270,966)
Net increase (decrease)	1,239,055	$19,238,370	76,742	$1,301,658

Class NAV shares

Sold	2,467,460	$37,441,162	14,987,825	$217,943,125
Distributions reinvested	2,812,219	41,873,941	1,489,821	21,572,614
Repurchased	(4,575,211)	(71,535,200)	(2,889,191)	(42,495,399)
Net increase (decrease)	704,468	$7,779,903	13,588,455	$197,020,340

Net increase (decrease)	1,943,523	$27,018,273	13,665,197	$198,321,998

Global Real Estate	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Series NAV shares

Sold	9,878,856	$100,133,248	9,526,393	$113,846,888
Distributions reinvested	3,466,517	35,843,787	1,320,193	15,063,407
Repurchased	(704,451)	(7,498,543)	(4,407,616)	(52,862,115)

Net increase (decrease)	12,640,922	$128,478,492	6,438,970	$76,048,180

High Income	Period ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	5,417,378	$54,019,077	5,820,135	$64,070,061
Distributions reinvested	3,236,157	31,477,957	2,072,989	22,119,587
Repurchased	(32,176)	(316,988)	(1,063,085)	(11,687,315)

Net increase (decrease)	8,621,359	$85,180,046	6,830,039	$74,502,333

399

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

High Yield	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	375,772	$3,684,410	1,731,776	$17,943,511
Distributions reinvested	246,352	2,397,750	374,824	3,820,526
Repurchased	(628,025)	(6,058,332)	(1,656,268)	(16,963,038)
Net increase (decrease)	(5,901)	$23,828	450,332	$4,800,999

Class NAV shares

Sold	9,841,768	$96,002,208	36,127,328	$371,263,509
Distributions reinvested	8,303,701	80,364,938	10,436,699	105,904,938
Repurchased	(13,777,103)	(129,173,877)	(3,393,446)	(35,301,505)
Net increase (decrease)	4,368,366	$47,193,269	43,170,581	$441,866,942

Net increase (decrease)	4,362,465	$47,217,097	43,620,913	$446,667,941

Index 500	Six months ended 2/29/08		Year ended 8/31/07[1]
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	55,929,094	$590,480,311	7,735,742	$81,347,762
Distributions reinvested	228,837	2,480,593	11,042	112,959
Repurchased	(458,066)	(4,985,578)	(15,471)	(164,315)

Net increase (decrease)	55,699,865	$587,975,326	7,731,313	$81,296,406

1 Period from 10-27-06 (commencement of operations) to 8-31-07.

International Equity Index	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	3,784,477	$83,352,080	4,199,279	$88,536,529
Distributions reinvested	973,901	22,613,981	477,334	9,656,472
Repurchased	(544,616)	(13,216,282)	(2,193,361)	(48,666,479)

Net increase (decrease)	4,213,762	$92,749,779	2,483,252	$49,526,522

International Opportunities	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	802,405	$16,598,454	774,797	$13,674,979
Distributions reinvested	242,229	4,704,082	12,044	210,053
Repurchased	(230,639)	(4,083,905)	(157,552)	(2,864,391)
Net increase (decrease)	813,995	$17,218,631	629,289	$11,020,641

Class NAV shares

Sold	3,443,089	$63,412,272	7,121,612	$127,039,719
Distributions reinvested	5,111,741	99,474,478	511,075	8,933,583
Repurchased	(3,711,682)	(81,081,294)	(2,365,190)	(44,453,744)
Net increase (decrease)	4,843,148	$81,805,456	5,267,497	$91,519,558

Net increase (decrease)	5,657,143	$99,024,087	5,896,786	$102,540,199

International Small Cap	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	173,356	$3,959,277	1,705,776	$39,483,733
Distributions reinvested	574,235	11,117,192	290,717	5,971,316
Repurchased	(882,593)	(18,519,929)	(466,680)	(10,228,024)
Net increase (decrease)	(135,002)	($3,443,460)	1,529,813	$35,227,025

Series NAV shares

Sold	3,359,193	$72,337,333	1,871,638	$41,177,768
Distributions reinvested	3,349,312	64,842,672	2,687,720	55,205,771
Repurchased	(13,426)	(256,207)	(6,382,317)	(154,507,946)
Net increase (decrease)	6,695,079	$136,923,798	(1,822,959)	($58,124,407)

Net increase (decrease)	6,560,077	$133,480,338	(293,146)	($22,897,382)

International Small Company	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	4,355,327	$46,386,973	4,479,563	$47,858,040
Distributions reinvested	2,258,402	23,735,806	142,824	1,485,367
Repurchased	(536,273)	(6,223,979)	(6,573,164)	(77,025,666)

Net increase (decrease)	6,077,456	$63,898,800	(1,950,777)	($27,682,259)

400

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

International Value	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	17,195,436	$360,746,915	1,322,833	$25,328,322
Distributions reinvested	1,688,787	33,184,656	671,707	12,413,151
Repurchased	(1,908,164)	(36,044,159)	(1,294,803)	(24,669,632)
Net increase (decrease)	16,976,059	$357,887,412	699,737	$13,071,841

Class NAV shares

Sold	12,049,343	$231,995,562	9,130,148	$173,324,628
Distributions reinvested	4,267,829	83,723,079	4,037,073	74,443,625
Repurchased	(1,223,702)	(24,732,179)	(5,019,354)	(100,607,697)
Net increase (decrease)	15,093,470	$290,986,462	8,147,867	$147,160,556

Net increase (decrease)	32,069,529	$648,873,874	8,847,604	$160,232,397

Investment Quality Bond	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	913,433	$10,838,309	1,021,236	$11,972,047
Distributions reinvested	101,099	1,181,707	158,709	1,852,666
Repurchased	(450,436)	(5,321,788)	(460,220)	(5,382,723)
Net increase (decrease)	564,096	$6,698,228	719,725	$8,441,990

Class NAV shares

Sold	1,161,580	$13,762,475	2,300,517	$27,013,344
Distributions reinvested	283,200	3,306,286	452,189	5,273,536
Repurchased	(231,709)	(2,745,585)	(188,896)	(2,204,492)
Net increase (decrease)	1,213,071	$14,323,176	2,563,810	$30,082,388

Net increase (decrease)	1,777,167	$21,021,404	3,283,535	$38,524,378

Large Cap	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	159,508	$2,543,397	1,889,334	$31,381,392
Distributions reinvested	64,633	1,000,526	5,975	92,678
Repurchased	(292,105)	(4,594,923)	(136,889)	(2,238,827)
Net increase (decrease)	(67,964)	($1,051,000)	1,758,420	$29,235,243

Class NAV shares

Sold	2,177,503	$34,703,857	8,044,087	$133,488,429
Distributions reinvested	837,070	12,957,837	463,113	7,182,882
Repurchased	(3,080)	(47,326)	(35,192)	(565,500)
Net increase (decrease)	3,011,493	$47,614,368	8,472,008	$140,105,811

Net increase (decrease)	2,943,529	$46,563,368	10,230,428	$169,341,054

Large Cap Value	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	162,764	$4,014,347	1,062,104	$26,272,941
Distributions reinvested	169,130	4,270,535	28,375	703,700
Repurchased	(341,564)	(8,653,127)	(637,635)	(16,149,763)
Net increase (decrease)	(9,670)	($368,245)	452,844	$10,826,878

Series NAV shares

Sold	2,464,065	$62,491,757	5,881,000	$147,425,132
Distributions reinvested	615,351	15,568,373	79,838	1,983,171
Repurchased	(206,082)	(5,166,014)	(278,132)	(7,646,247)
Net increase (decrease)	2,873,334	$72,894,116	5,682,706	$141,762,056

Net increase (decrease)	2,863,664	$72,525,871	6,135,550	$152,588,934

Mid Cap Index	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	3,167,152	$63,967,308	20,726,108	$415,874,261
Distributions reinvested	2,023,755	39,362,032	148,583	2,912,236
Repurchased	(7,887,173)	(148,830,542)	(10,039,477)	(215,246,486)

Net increase (decrease)	(2,696,266)	($45,501,202)	10,835,214	$203,540,011

Mid Cap Intersection	Six months ended 2/29/08		Year ended 8/31/07[1]
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	3,631,914	$34,256,249	35,165,220	$353,015,606
Distributions reinvested	24,768	233,067	—	—
Repurchased	(1,769,994)	(15,121,872)	(316,301)	(3,288,504)

Net increase (decrease)	1,886,688	$19,367,444	34,848,919	$349,727,102

1 Period from 5-1-07 (commencement of operations) to 8-31-07.

401

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	9,438,413	$195,820,005	960,440	$17,124,190
Distributions reinvested	1,085,372	20,871,703	323,891	5,383,070
Repurchased	(771,608)	(14,862,900)	(871,977)	(14,994,688)
Net increase (decrease)	9,752,177	$201,828,808	412,354	$7,512,572

Class NAV shares

Sold	1,322,825	$24,364,569	7,142,479	$129,608,890
Distributions reinvested	1,332,591	25,679,018	600,744	9,996,375
Repurchased	(527,635)	(10,271,815)	(749,907)	(14,363,978)
Net increase (decrease)	2,127,781	$39,771,772	6,993,316	$125,241,287

Net increase (decrease)	11,879,958	$241,600,580	7,405,670	$132,753,859

Mid Cap Value	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	172,940	$3,370,373	843,108	$17,718,229
Distributions reinvested	302,597	5,843,149	232,425	4,648,507
Repurchased	(650,980)	(12,685,681)	(638,176)	(13,127,790)
Net increase (decrease)	(175,443)	($3,472,159)	437,357	$9,238,946

Class NAV shares

Sold	1,081,969	$22,164,051	5,056,349	$110,680,494
Distributions reinvested	515,821	9,955,338	128,234	2,563,422
Repurchased	(141,826)	(2,495,093)	(61,424)	(1,366,694)
Net increase (decrease)	1,455,964	$29,624,296	5,123,159	$111,877,222

Net increase (decrease)	1,280,521	$26,152,137	5,560,516	$121,116,168

Mid Cap Value Equity	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	1,448,064	$16,592,252	1,401,010	$14,976,201
Distributions reinvested	360,964	4,050,016	59,141	611,515
Repurchased	(227,502)	(2,407,451)	(327,297)	(3,896,220)

Net increase (decrease)	1,581,526	$18,234,817	1,132,854	$11,691,496

Natural Resources	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	807,267	$34,745,655	1,024,519	$41,344,766
Distributions reinvested	868,598	33,701,605	110,329	3,900,147
Repurchased	(225,536)	(9,051,753)	(798,350)	(28,750,095)
Net increase (decrease)	1,450,329	$59,395,507	336,498	$16,494,818

Class NAV shares
Sold	808,197	$33,937,719	8,180,205	$291,532,246
Distributions reinvested	4,588,884	177,268,607	1,168,533	41,167,430
Repurchased	(8,488,683)	(339,298,034)	(11,526,262)	(460,846,911)
Net increase (decrease)	(3,091,602)	($128,091,708)	(2,177,524)	($128,147,235)

Net increase (decrease)	(1,641,273)	($68,696,201)	(1,841,026)	($111,652,417)

Quantitative All Cap	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class A shares

Distributions reinvested	15,532	$163,396	685	$7,698
Net increase (decrease)	15,532	$163,396	685	$7,698

Class B shares

Distributions reinvested	14,851	$155,938	280	$3,141
Net increase (decrease)	14,851	$155,938	280	$3,141

Class C shares

Distributions reinvested	14,851	$155,938	280	$3,141
Net increase (decrease)	14,851	$155,938	280	$3,141

Class I shares

Distributions reinvested	15,822	$166,606	859	$9,650
Net increase (decrease)	15,822	$166,606	859	$9,650

Net increase (decrease)	61,056	$641,878	2,104	$23,630

402

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Quantitative Mid Cap	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	61,081	$830,499	193,789	$3,007,101
Distributions reinvested	1,977,511	23,809,227	16,994	258,139
Repurchased	(832,742)	(10,976,396)	(1,741,906)	(27,107,708)
Net increase (decrease)	1,205,850	$13,663,330	(1,531,123)	($23,842,468)

Class NAV shares[1]

Sold	—	—	659,708	$10,193,692
Distributions reinvested	—	—	7,653	116,243
Repurchased	—	—	(4,146,489)	(67,569,821)
Net increase (decrease)	—	—	(3,479,128)	($57,259,886)

Net increase (decrease)	1,205,850	$13,663,330	(5,010,251)	($81,102,354)

1 Class NAV Shares of Quantitative Mid Cap were terminated on 5-3-07.

Real Estate Equity	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	1,786,252	$16,349,299	3,044,992	$36,200,187
Distributions reinvested	3,482,936	30,510,521	703,894	8,101,824
Repurchased	(360,427)	(3,343,783)	(5,258,219)	(65,978,590)

Net increase (decrease)	4,908,761	$43,516,037	(1,509,333)	($21,676,579)

Real Estate Securities	Six Months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	81,123	$1,250,734	1,700,692	$41,830,289
Distributions reinvested	1,568,067	22,062,707	4,621,957	86,754,141
Repurchased	(1,542,797)	(23,485,068)	(3,882,475)	(75,519,173)

Net increase (decrease)	106,393	($171,627)	2,440,174	$53,065,257

Real Return Bond	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	1,360,658	$19,049,226	478,649	$6,295,015
Distributions reinvested	43,494	583,422	50,068	653,154
Repurchased	(365,244)	(4,977,462)	(384,686)	(5,048,557)
Net increase (decrease)	1,038,908	$14,655,186	144,031	$1,899,612

Class NAV shares

Sold	3,455,662	$46,612,329	22,878,787	$298,698,002
Distributions reinvested	2,095,275	27,882,909	2,460,953	31,813,651
Repurchased	(16,243,451)	(226,491,817)	(4,019,436)	(52,642,293)
Net increase (decrease)	(10,692,514)	($151,996,579)	21,320,304	$277,869,360

Net increase (decrease)	(9,653,606)	($137,341,393)	21,464,335	$279,768,972

Small Cap	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	29,847	$442,317	61,796	$963,241
Distributions reinvested	15,039	202,429	—	—
Repurchased	(29,533)	(375,143)	(39,122)	(610,743)
Net increase (decrease)	15,353	$269,603	22,674	$352,498

Class NAV shares

Sold	995,204	$14,688,854	2,911,876	$45,235,524
Distributions reinvested	1,795,248	24,235,848	—	—
Repurchased	(208,644)	(2,474,011)	(9,412,869)	(150,924,715)
Net increase (decrease)	2,581,808	$36,450,691	(6,500,993)	($105,689,191)

Net increase (decrease)	2,597,161	$36,720,294	(6,478,319)	($105,336,693)

Small Cap Index	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	1,763,713	$25,562,637	2,604,866	$45,066,530
Distributions reinvested	1,093,047	14,635,896	301,054	5,027,596
Repurchased	(3,734,548)	(53,101,309)	(5,499,498)	(97,783,789)

Net increase (decrease)	(877,788)	($12,902,776)	(2,593,578)	($47,689,663)

403

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Opportunities	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	69,286	$1,515,900	266,931	$6,517,864
Distributions reinvested	25,432	564,583	53,393	1,280,892
Repurchased	(154,909)	(3,441,707)	(158,586)	(3,901,915)
Net increase (decrease)	(60,191)	($1,361,224)	161,738	$3,896,841

Class NAV shares

Sold	879,629	$20,396,868	696,274	$17,063,145
Distributions reinvested	159,361	3,521,870	368,714	8,804,891
Repurchased	(2,618,906)	(54,484,271)	(2,137,165)	(54,427,134)
Net increase (decrease)	(1,579,916)	($30,565,533)	(1,072,177)	($28,559,098)

Net increase (decrease)	(1,640,107)	($31,926,757)	(910,439)	($24,662,257)

Small Company	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	34,613	$548,690	46,205	$794,825
Distributions reinvested	21,506	318,287	—	—
Repurchased	(51,447)	(774,428)	(126,691)	(2,171,378)
Net increase (decrease)	4,672	$92,549	(80,486)	($1,376,553)

Class NAV shares

Sold	701,419	$11,442,924	1,267,238	$21,484,026
Distributions reinvested	399,564	5,925,532	—	—
Repurchased	(1,294,830)	(18,467,370)	(1,420,528)	(25,991,283)
Net increase (decrease)	(193,847)	($1,098,914)	(153,290)	($4,507,257)

Net increase (decrease)	(189,175)	($1,006,365)	(233,776)	($5,883,810)

Small Company Growth	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	1,032,754	$13,569,777	9,408,432	$124,318,163
Distributions reinvested	392,397	5,101,160	117,039	1,393,929
Repurchased	(207,383)	(2,450,012)	(279,058)	(3,781,747)

Net increase (decrease)	1,217,768	$16,220,925	9,246,413	$121,930,345

Small Company Value	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	79,826	$1,984,995	336,822	$8,639,569
Distributions reinvested	255,329	6,117,691	106,036	2,645,608
Repurchased	(709,319)	(17,154,426)	(1,136,528)	(29,046,918)
Net increase (decrease)	(374,164)	($9,051,740)	(693,670)	($17,761,741)

Class NAV shares

Sold	1,786,884	$44,663,456	2,312,549	$60,143,382
Distributions reinvested	666,813	15,956,842	184,446	4,596,397
Repurchased	(726,189)	(16,423,719)	(260,041)	(7,091,324)
Net increase (decrease)	1,727,508	$44,196,579	2,236,954	$57,648,455

Net increase (decrease)	1,353,344	$35,144,839	1,543,284	$39,886,714

Spectrum Income	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	7,336,177	$76,645,494	19,790,247	$208,019,793
Distributions reinvested	3,703,445	38,663,362	3,740,072	38,987,693
Repurchased	(1,846,888)	(19,549,357)	(4,753,186)	(50,541,537)

Net increase (decrease)	9,192,734	$95,759,499	18,777,133	$196,465,949

Strategic Bond	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	282,636	$3,239,514	1,055,066	$12,577,465
Distributions reinvested	84,690	975,928	198,759	2,346,726
Repurchased	(528,543)	(6,073,746)	(918,020)	(10,881,824)
Net increase (decrease)	(161,217)	($1,858,304)	335,805	$4,042,367

Class NAV shares

Sold	2,814,016	$32,211,105	12,885,694	$153,358,252
Distributions reinvested	829,640	9,542,248	1,494,094	17,589,329
Repurchased	(289,192)	(3,300,318)	(567,651)	(6,754,090)
Net increase (decrease)	3,354,464	$38,453,035	13,812,137	$164,193,491

Net increase (decrease)	3,193,247	$36,594,731	14,147,942	$168,235,858

404

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Strategic Income	Period ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,220,882	$22,785,307	13,521,665	$136,051,831
Distributions reinvested	482,869	4,925,259	1,271,380	12,664,623
Repurchased	(549,851)	(5,657,529)	(739,348)	(7,433,421)

Net increase (decrease)	2,153,900	$22,053,037	14,053,697	$141,283,033

Total Bond Market	Six months ended 2/29/08		Year ended 8/31/07[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	168,463	$1,709,230	5,274,108	$52,752,211
Distributions reinvested	136,912	1,368,680	173,216	1,721,518
Repurchased	(157,351)	(1,598,871)	(97,420)	(968,055)

Net increase (decrease)	148,024	$1,479,039	5,349,904	$53,505,674

1 Period from 10-27-06 (commencement of operations) to 8-31-07.

Total Return	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,409,928	$20,058,799	1,461,759	$20,131,423
Distributions reinvested	345,776	4,801,161	362,592	4,966,012
Repurchased	(741,840)	(10,448,289)	(1,245,697)	(17,073,693)
Net increase (decrease)	1,013,864	$14,411,671	578,654	$8,023,742

Class NAV shares
Sold	24,281,406	$345,640,998	28,155,152	$385,995,030
Distributions reinvested	4,353,959	60,303,859	3,705,780	50,609,975
Repurchased	(10,064,790)	(143,075,416)	(5,758,511)	(78,833,586)
Net increase (decrease)	18,570,575	$262,869,441	26,102,421	$357,771,419

Net increase (decrease)	19,584,439	$277,281,112	26,681,075	$365,795,161

U.S. Global Leaders Growth	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	128,243	$1,642,670	177,114	$2,387,076
Distributions reinvested	212,926	2,476,873	9,064	122,004
Repurchased	(110,888)	(1,503,153)	(855,485)	(11,546,186)
Net increase (decrease)	230,281	$2,616,390	(669,307)	($9,037,106)

Class NAV shares
Sold	391,405	$5,537,197	12,766,100	$172,709,123
Distributions reinvested	2,077,137	24,726,808	185,435	2,499,659
Repurchased	(50,845,994)	(674,410,132)	(242,444)	(3,269,032)
Net increase (decrease)	(48,377,452)	($644,146,127)	12,709,091	$171,939,750

Net increase (decrease)	(48,147,171)	($641,529,737)	12,039,784	$162,902,644

U.S. Government Securities	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	390,085	$5,287,982	580,345	$7,852,313
Distributions reinvested	75,774	1,012,682	147,423	1,988,057
Repurchased	(341,935)	(4,620,073)	(679,186)	(9,183,312)
Net increase (decrease)	123,924	$1,680,591	48,582	$657,058

Class NAV shares
Sold	1,269,343	$17,078,891	2,754,413	$37,331,587
Distributions reinvested	276,172	3,681,342	598,778	8,059,704
Repurchased	(2,180,031)	(29,632,969)	(3,717,936)	(50,520,418)
Net increase (decrease)	(634,516)	($8,872,736)	(364,745)	($5,129,127)

Net increase (decrease)	(510,592)	($7,192,145)	(316,163)	($4,472,069)

U.S. High Yield Bond	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	133,404	$1,679,535	276,207	$3,655,440
Distributions reinvested	14,039	178,759	17,230	226,325
Repurchased	(99,602)	(1,262,796)	(86,471)	(1,142,483)
Net increase (decrease)	47,841	$595,498	206,966	$2,739,282

Class NAV shares
Sold	1,851,379	$23,565,102	7,130,519	$94,644,114
Distributions reinvested	1,261,690	16,053,075	1,855,247	24,337,639
Repurchased	(57,604)	(731,903)	(580,754)	(7,773,806)
Net increase (decrease)	3,055,465	$38,886,274	8,405,012	$111,207,947

Net increase (decrease)	3,103,306	$39,481,772	8,611,978	$113,947,229

405

John Hancock Funds II

Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

U.S. Multi Sector	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	15,240,245	$165,083,894	27,382,475	$305,886,028
Distributions reinvested	6,562,310	71,135,437	1,725,150	18,821,383
Repurchased	(1,552,224)	(16,590,274)	(11,939,855)	(137,248,940)

Net increase (decrease)	20,250,331	$219,629,057	17,167,770	$187,458,471

Value	Six months ended 2/29/08		Year ended 8/31/07[1]
	Shares	Amount	Shares	Amount

Series NAV shares

Sold	928,637	$10,004,475	1,218,509	$13,203,226
Distributions reinvested	90,767	966,663	693	7,330
Repurchased	(397,816)	(4,670,233)	(446)	(4,748)

Net increase (decrease)	621,588	$6,300,905	1,218,756	$13,205,808

1 Period from 10-27-06 (commencement of operations) to 8-31-07.

Value & Restructuring	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	8,430,496	$104,159,075	5,649,370	$70,769,005
Distributions reinvested	573,768	7,516,364	361,835	4,302,224
Repurchased	(1,403,428)	(17,681,120)	(2,178,133)	(29,533,506)

Net increase (decrease)	7,600,836	$93,994,319	3,833,072	$45,537,723

Vista	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	296,925	$4,032,275	1,487,006	$17,382,107
Distributions reinvested	856,933	12,751,169	—	—
Repurchased	(903,376)	(13,281,013)	(1,140,710)	(15,924,184)

Net increase (decrease)	250,482	$3,502,431	346,296	$1,457,923

406

John Hancock Funds II

Notes to Financial Statements (Unaudited)

7. PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (except for short-term investments) for the Funds for the six months ended February 29, 2008:

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Absolute Return	—	$305,306	—	$25,672
Active Bond	$775,409,646	94,115,899	$717,101,863	69,823,153
All Cap Core	—	893,309,679	—	625,784,957
All Cap Growth	—	88,985,664	—	89,657,122
All Cap Value	—	36,145,111	—	35,401,984
Blue Chip Growth	—	788,218,107	—	296,279,915
Capital Appreciation	—	805,939,956	—	352,786,341
Core Bond	447,421,493	95,355,077	467,842,702	70,812,141
Core Equity	—	352,766,396	—	197,963,174
Emerging Growth	—	47,300,477	—	50,958,742
Emerging Markets Value	—	40,306,504	—	62,368,247
Emerging Small Company	—	44,971,644	—	28,765,854
Equity-Income	—	209,482,685	—	147,971,497
Fundamental Value	—	297,776,910	—	110,732,051
Global Bond	929,210,873	4,036,762,701	1,058,605,883	4,096,721,918
Global Real Estate	—	263,362,591	—	181,735,651
High Income	—	167,247,804	—	110,858,743
High Yield	—	531,332,711	—	486,530,452
Index 500	—	585,560,115	—	2,522,235
International Equity Index	—	78,836,493	—	23,702,971
International Opportunities	—	448,072,970	—	438,184,896
International Small Cap	—	67,065,153	—	53,102,042
International Small Company	—	62,021,938	—	20,863,050
International Value	—	661,011,585	—	161,920,325
Investment Quality Bond	15,165,515	69,804,534	23,463,286	42,522,908
Large Cap	—	148,444,311	—	112,860,157
Large Cap Value	—	222,309,239	—	166,761,192
Mid Cap Index	—	115,202,788	—	179,057,320
Mid Cap Intersection	—	139,722,007	—	121,325,100
Mid Cap Stock	—	566,196,177	—	415,559,340
Mid Cap Value	—	68,342,478	—	56,306,111
Mid Cap Value Equity	—	45,843,154	—	29,584,017
Natural Resources	—	103,403,318	—	376,165,720
Quantitative All Cap	—	3,954,158	—	3,899,434
Quantitative Mid Cap	—	82,618,031	—	91,436,501
Real Estate Equity	—	46,178,377	—	29,333,322
Real Estate Securities	—	39,870,419	—	60,969,506
Real Return Bond	5,112,271,505	97,280,176	5,152,854,306	25,773,173
Small Cap	—	69,523,887	—	58,140,386
Small Cap Index	—	19,645,140	—	46,521,499
Small Cap Opportunities	—	46,840,176	—	76,820,678
Small Company	—	67,575,052	—	74,991,130
Small Company Growth	—	52,831,876	—	44,704,513
Small Company Value	—	71,094,366	—	62,966,578
Spectrum Income	321,433,847	99,047,008	255,461,250	129,061,328
Strategic Bond	171,819,744	144,462,483	178,385,615	54,653,385
Strategic Income	31,369,268	111,245,385	31,647,105	103,408,229
Total Bond Market	13,054,892	3,132,441	12,659,973	2,018,814
Total Return	2,768,830,974	155,014,376	2,362,211,697	32,585,062
U.S. Global Leaders Growth	—	75,765,345	—	739,161,358
U.S. Government Securities	267,478,633	11,313,059	291,374,551	698,625
U.S. High Yield Bond	—	163,054,273	—	137,403,928
U.S. Multi Sector	—	649,773,691	—	509,351,942
Value	—	12,712,240	—	7,476,566
Value & Restructuring	—	126,283,285	—	35,543,356
Vista	—	98,983,776	—	110,110,140

407

John Hancock Funds II

Notes to Financial Statements (Unaudited)

8. INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Absolute Return Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Absolute Return Portfolio’s transactions in the securities of affiliated issuers during the six months ended February 29, 2008, is set forth below:

						CAPITAL GAIN
						DISTRIBUTION
		BEGINNING			ENDING	FROM
		SHARE	SHARES	SHARES	SHARE	UNDERLYING	DIVIDEND	SALE	ENDING
PORTFOLIO	AFFILIATE — CLASS NAV	AMOUNT	PURCHASED	SOLD	AMOUNT	FUNDS	INCOME	PROCEEDS	VALUE

Absolute Return
	John Hancock Funds II
	Capital Appreciation Fund	21,261	62	—	21,323	—	$706	—	$218,130
	Core Bond Fund	6,826	166	—	6,992	—	2,081	—	89,781
	Equity-Income Fund	11,263	775	—	12,038	$10,484	3,743	—	201,642
	Fundamental Value Fund	6,399	120	—	6,519	966	1,155	—	105,352
	Global Bond Fund	11,806	673	—	12,479	1,381	8,642	—	200,415
	High Income Fund	41,958	3,538	—	45,496	18,896	15,552	—	399,002
	High Yield Fund	20,123	1,040	—	21,163	1,622	8,441	—	194,274
	International Opportunities Fund	7,559	1,064	—	8,623	18,706	1,998	—	148,576
	International Small Company Fund	14,433	1,381	—	15,814	12,355	2,161	—	152,132
	International Value Fund	7,144	497	—	7,641	7,088	2,641	—	130,353
	Investment Quality Bond Fund	24,599	648	—	25,247	—	7,559	—	303,216
	Large Cap Fund	10,208	369	—	10,577	4,186	1,533	—	145,752
	Large Cap Value Fund	4,204	147	—	4,351	2,740	991	—	100,602
	Natural Resources Fund	2,509	743	583	2,669	28,088	646	$22,185	103,090
	Quantitative Value Fund	6,279	621	—	6,900	7,665	1,763	—	94,115
	Real Estate Equity Fund	35,697	8,439	—	44,136	40,875	4,169	—	357,056
	Real Return Bond Fund	44,576	1,299	—	45,875	—	17,285	—	663,810
	Small Company Value Fund	6,341	308	—	6,649	7,030	344	—	150,264
	Spectrum Income Fund	32,448	1,280	—	33,728	4,536	8,822	—	350,770
	Strategic Bond Fund	19,469	433	—	19,902	—	4,979	—	224,889
	Strategic Income Fund	17,028	193	—	17,221	—	1,968	—	177,892
	Total Return Fund	18,584	705	—	19,289	997	8,778	—	278,926
	U.S. Government Securities Fund	8,525	198	261	8,462	—	2,643	3,487	114,917
	U.S. High Yield Bond Fund	6,632	269	—	6,901	23	3,396	—	84,470

9. CHANGE IN FUND NAME Effective April 28, 2008, the Quantitative All Cap has changed its name to Optimized All Cap.

408

John Hancock Funds II

Board Evaluation of Advisory and Subadvisory Agreements and Amendments

This section describes the evaluation by the Board of Trustees of amendments to the Advisory Agreement and new Subadvisory Agreements during the period covered by this semiannual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting JHF II’s investment adviser, approving the Adviser’s selection of Fund subadvisers and approving JHF II’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHF II’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHF II and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with JHF II; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of JHF II’s advisory agreements. With respect to its evaluation of sub-advisory agreements (including any sub-subadvisory agreements) with entities not affiliated with the Adviser, the Board believes that, in view of JHF II’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by such unaffiliated subadvisers from their relationship with JHF II, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement Amendment

At its meeting on September 27-28, 2007, the Board, including all of the Independent Trustees, approved amendments to the Advisory Agreement with respect to each of the Funds of JHF II transferring to a new Service Agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement (the “Amendment”). This Amendment was subsequently also approved by shareholders of the Funds at a meeting of shareholders held on January 8, 2008.

At its meeting on June 8, 2007, the Board approved the annual continuation of the Advisory Agreement with respect to each of the Funds and considered each of the factors listed above. A discussion of the basis of the Board’s approval of the Advisory Agreement and its consideration of such factors at that meeting is available in JHF II’s annual report to shareholders for the fiscal year ended August 31, 2007. This report was mailed to shareholders of JHF II on or about October 30, 2007. A copy of the report may be obtained by calling 1-800-225-5291 (TDD — 1-800-554-6713) or by writing to JHF II at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Gordon M. Shone.

In approving the Amendment to the Advisory Agreement at its September 27–28, 2007 meeting, the Board determined that it was appropriate to rely upon its recent consideration at its June 8, 2007 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 8, 2007 meeting, concluded that each of these factors supported the continuation of the Advisory Agreement. The Board, at the September 27-28, 2007 meeting, revisited particular factors to the extent relevant to the Amendment. In particular, the Board noted the skill and competency of the Adviser in its past management of JHF II’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for JHF II and the Funds, including those who served as officers of JHF II, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Funds and concluded that the Adviser may reasonably be expected to perform its services ably under the Advisory Agreement as proposed to be amended.

Specific factors considered by the Board in approving the Amendment are as follows:

The Board considered with respect to the Amendment and the new Service Agreement with the Adviser that the transfer to the Service Agreement of the non-advisory services currently performed by the Adviser under the Advisory Agreement would not result in any change in the level and quality of services provided to the Funds, would provide greater flexibility in that future changes to the non-advisory services arrangements for the Funds would no longer require the expense of obtaining shareholder approval and would not, without further Board approval, result in any material increase in the costs to the Funds of the Adviser’s provision of such services.

Approval of Subadvisory Agreement for International Opportunities Fund

At its meeting on September 27-28, 2007, the Board, including all of the Independent Trustees, approved a new subadvisory agreement between the Adviser and Marsico Capital Management, LLC (”Marsico“) for the International Opportunities Fund (the “Fund”). The new subadvisory agreement is due to the repurchase of ownership of Marsico from a subsidiary of Bank of America (“B of A”) by Thomas F. Marsico, the founder and Chief Executive Officer of Marsico, and a company controlled by him (the “Transaction”). The Transaction resulted in a change of control of Marsico which automatically terminated the prior subadvisory agreement for the Fund under the federal securities laws. The new subadvisory agreement became effective as of the date of the Transaction, December 14, 2007, and has not resulted in any change in the level or quality of subadvisory services provided to, or the advisory or subadvisory fee rates for, the Fund.

In making its determination with respect to the new subadvisory agreement and with reference to the factors that it considers, the Board reviewed or considered:

1. the performance of the Fund;

2. the subadvisory fee for the Fund including any breakpoints; and

3. information relating to the nature and scope of Material Relationships, if any, and their significance to the Trust’s Adviser and unaffiliated subadvisers.

409

John Hancock Funds II

Board Evaluation of Advisory and Subadvisory Agreements and Amendments

At the September 27–28, 2007 Board meeting, the Board also considered information presented by the Adviser and Marsico regarding the Transaction. Particular considerations of the Board in approving the new subadvisory agreement with Marsico for the Fund at that meeting included the following:

1. The change in ownership of Marsico resulting from the Transaction is not expected to have any adverse impact on Marsico’s operations or financial resources;

2. Marsico is expected to manage the Fund with the same investment objective, policies and portfolio managers under the new subadvisory agreement as under the prior subadvisory agreement, thus affording shareholders continuity in investment strategies, and Marsico may generally be expected to provide at least the same level and quality of management services under the new subadvisory agreement as under the prior subadvisory agreement;

3. The Fund, which commenced operations in October 2005, has outperformed its peer group since inception through June 30, 2007, although it has underperformed its peer group for the one-year period ended June 30, 2007; and

4. The subadvisory fee under the new subadvisory agreement with Marsico: (i) is the product of arm’s-length negotiation between the Adviser and Marsico; (ii) is within industry norms; (iii) is the same as the fee under the prior subadvisory agreement; (iv) is paid by the Adviser and not by the Fund; (v) will not result in any advisory fee increase with respect to the Fund; and (vi) contains breakpoints, which are reflected in the advisory fee, for the Fund, thus permitting shareholders to benefit from economies of scale.

Approval of Sub-Subadvisory Agreement for International Value Fund

At its meeting on December 13–14, 2007, the Board, including all of the Independent Trustees, approved a new sub-subadvisory agreement between Templeton Investment Counsel, LLC (the “Subadviser”) and Templeton Global Advisors Limited (the “Templeton Global Advisors”) for the International Value Fund (the “Fund”).

In making its determination with respect to the sub-subadvisory agreement, and with reference to the factors that it considers, the Board reviewed or considered:

(1) that Templeton Global Advisors currently provides subadvisory services to the Trust or John Hancock Trust and has extensive experience and demonstrated skills as a manager;

(2) that Templeton Global Advisors is an affiliate of the Subadviser to the Fund;

(3) that the sub-subadvisory arrangement between the Subadviser and Templeton Global Advisors is being effected in order to reflect that the portfolio manager of the Fund has become an employee of Templeton Global Advisors;

(4) the investment performance of the Fund and other Trust or John Hancock Trust funds managed by Templeton Global Advisors; and

(5) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the sub-subadvisory agreement was based on a number of determinations, including the following:

(1) Templeton Global Advisors currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with its management of these funds;

(2) The existing portfolio manager of the Fund will continue managing the Fund as an employee of Templeton Global Advisors;

(3) The sub-subadvisory fees are paid by the Subadviser and not the Fund;

(4) Any Material Relationships consist only of arrangements in which the Templeton Global Advisors or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans, and which in no case contains elements that would cause the Board to conclude that approval of the sub-subadvisory agreement would be inappropriate.

Approval of Subadvisory Agreement for U.S. Global Leaders Growth Fund

At its meeting on December 13–14, 2007, the Board, including all of the Independent Trustees, approved a new subadvisory agreement for the U.S. Global Leaders Growth Fund (the “Fund”) with T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”) due to the replacement of Sustainable Growth Advisers, L.P. (“SGA”) as the subadviser to the Fund.

In making its determination with respect to the subadvisory agreement, and with reference to the factors that it considers, the Board reviewed:

1. information relating to T. Rowe Price’s business, including with respect to T. Rowe Price’s current subadvisory services to other Funds of the Trust;

2. the performance of the Fund and the performance of other funds managed by T. Rowe Price with similar investment policies to those of the Fund;

3. the subadvisory fee for the Fund, including any breakpoints; and

4. information relating to the nature and scope of Material Relationships, if any, and their significance to the Adviser and T. Rowe Price.

At the December 13–14, 2007 Board meeting, the Board also considered additional information presented by the Adviser and T. Rowe Price. Particular considerations of the Board in approving the new subadvisory agreement with T. Rowe Price for the Fund included the following:

1. T. Rowe Price has demonstrated skills as a manager, is currently the subadviser to eight funds of John Hancock Trust and six funds of the Trust, and may be expected to provide a high quality of investment management services and personnel to the Fund;

2. The Blue Chip Growth Trust, a series of John Hancock Trust, which is managed by T. Rowe Price with a broadly similar investment style to the Fund, has outperformed the Fund since the inception date of the Fund, October 14, 2005, and has outperformed its peer group for the 1-, 3- and 5- year periods ended September 30, 2007 and has outperformed its benchmark index for the 1- and 3- year periods ended September 30, 2007; and

3. The subadvisory fee with respect to the Fund under the new subadvisory agreement is: (i) the product of arm’s-length negotiation between the Adviser and T. Rowe Price; (ii) within industry norms; (iii) the same as the subadvi-sory fee under the prior subadvisory agreement; and (iv) paid by the Adviser and not by the Fund.

410

John Hancock Funds II

Special Shareholder Meeting

Special Shareholder Meeting (unaudited)

On January 8, 2008, a Special Meeting of the Shareholders of JHF II was held at 601 Congress Street, Boston, MA at 10 A.M., Eastern Time for the purpose of considering and voting upon the proposals listed below.  The votes cast by the Funds shareholders are set forth below.

Proposal 1: Election of six Trustees as members of the Board of Trustees of JHF II.

	Charles L. Bardelis		James R. Boyle		Peter S. Burgess		Elizabeth G. Cook		Hassell H. McClellan		James M. Oates

	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold

Absolute Return Portfolio	513,173.005	.000	513,173.005	.000	513,173.005	.000	513,173.005	.000	513,173.005	.000	513,173.005	.000
Active Bond Fund	60,337,868.444	.000	60,337,868.444	.000	60,337,868.444	.000	60,337,868.444	.000	60,337,868.444	.000	60,337,868.444	.000
All Cap Core Fund	44,192,597.947	483,555.428	44,199,516.362	476,637.013	44,199,526.995	476,626.380	44,156,480.315	519,673.060	44,200,313.563	475,839.812	44,210,706.041	465,447.334
All Cap Growth Fund	6,844,485.505	.000	6,844,485.505	.000	6,844,485.505	.000	6,844,485.505	.000	6,844,485.505	.000	6,844,485.505	.000
All Cap Value Fund	5,638,669.465	.000	5,638,669.465	.000	5,638,669.465	.000	5,638,669.465	.000	5,638,669.465	.000	5,638,669.465	.000
Blue Chip Growth Fund	80,512,333.180	.000	80,512,333.180	.000	80,512,333.180	.000	80,512,333.180	.000	80,512,333.180	.000	80,512,333.180	.000
Capital Appreciation Fund	60,700,187.041	.000	60,700,187.041	.000	60,700,187.041	.000	60,700,187.041	.000	60,700,187.041	.000	60,700,187.041	.000
Core Bond Fund	21,983,750.601	.000	21,983,750.601	.000	21,983,750.601	.000	21,983,750.601	.000	21,983,750.601	.000	21,983,750.601	.000
Core Equity Fund	54,388,209.672	.000	54,388,209.672	.000	54,388,209.672	.000	54,388,209.672	.000	54,388,209.672	.000	54,388,209.672	.000
Emerging Growth Fund	11,078,951.616	.000	11,078,951.616	.000	11,078,951.616	.000	11,078,951.616	.000	11,078,951.616	.000	11,078,951.616	.000
Emerging Markets Value Fund	42,271,811.961	380,250.515	42,276,309.791	375,752.685	42,270,875.748	381,186.728	42,243,255.381	408,807.095	42,275,095.956	376,966.520	42,280,375.386	371,687.090
Emerging Small Company Fund	1,857,739.914	.000	1,857,739.914	.000	1,857,739.914	.000	1,857,739.914	.000	1,857,739.914	.000	1,857,739.914	.000
Equity-Income Fund	48,889,953.800	.000	48,889,953.800	.000	48,889,953.800	.000	48,889,953.800	.000	48,889,953.800	.000	48,889,953.800	.000
Fundamental Value Fund	60,938,444.235	.000	60,938,444.235	.000	60,938,444.235	.000	60,938,444.235	.000	60,938,444.235	.000	60,938,444.235	.000
Global Bond Fund	54,314,306.148	.000	54,314,306.148	.000	54,314,306.148	.000	54,314,306.148	.000	54,314,306.148	.000	54,314,306.148	.000
Global Real Estate Fund	41,672,353.740	354,713.490	41,669,051.673	358,015.557	41,654,285.337	372,781.893	41,654,932.722	372,134.508	41,681,004.759	346,062.471	41,678,996.496	348,070.734
High Income Fund	37,785,945.893	318,924.543	37,785,065.366	319,805.070	37,775,476.313	329,394.123	37,767,271.382	337,599.054	37,794,577.256	310,293.180	37,792,540.398	312,330.038
High Yield Fund	169,023,893.560	.000	169,023,893.560	.000	169,023,893.560	.000	169,023,893.560	.000	169,023,893.560	.000	169,023,893.560	.000
Index 500 Fund	10,582,882.984	21,111.439	10,582,882.984	21,111.439	10,582,882.984	21,111.439	10,582,882.984	21,111.439	10,582,882.984	21,111.439	10,582,882.984	21,111.439
International Opportunities Fund	38,578,304.324	.000	38,578,304.324	.000	38,578,304.324	.000	38,578,304.324	.000	38,578,304.324	.000	38,578,304.324	.000
International Small Cap Fund	19,307,112.796	.000	19,307,112.796	.000	19,307,112.796	.000	19,307,112.796	.000	19,307,112.796	.000	19,307,112.796	.000
International Value Fund	81,694,112.556	.000	81,694,112.556	.000	81,694,112.556	.000	81,694,112.556	.000	81,694,112.556	.000	81,694,112.556	.000
Investment Quality Bond Fund	14,792,537.140	.000	14,792,537.140	.000	14,792,537.140	.000	14,792,537.140	.000	14,792,537.140	.000	14,792,537.140	.000
Large Cap Fund	24,164,977.600	.000	24,164,977.600	.000	24,164,977.600	.000	24,164,977.600	.000	24,164,977.600	.000	24,164,977.600	.000
Large Cap Value Fund	21,600,507.683	.000	21,600,507.683	.000	21,600,507.683	.000	21,600,507.683	.000	21,600,507.683	.000	21,600,507.683	.000
Mid Cap Stock Fund	35,184,947.969	.000	35,184,947.969	.000	35,184,947.969	.000	35,184,947.969	.000	35,184,947.969	.000	35,184,947.969	.000
Mid Cap Value Fund	13,438,244.615	.000	13,438,244.615	.000	13,438,244.615	.000	13,438,244.615	.000	13,438,244.615	.000	13,438,244.615	.000
Natural Resources Fund	18,835,293.755	.000	18,835,293.755	.000	18,835,293.755	.000	18,835,293.755	.000	18,835,293.755	.000	18,835,293.755	.000
Quantitative All Cap Fund	627,963.493	.000	627,963.493	.000	627,963.493	.000	627,963.493	.000	627,963.493	.000	627,963.493	.000
Quantitative Value Fund	46,832,540.452	.000	46,832,540.452	.000	46,832,540.452	.000	46,832,540.452	.000	46,832,540.452	.000	46,832,540.452	.000
Real Return Bond Fund	76,490,620.862	.000	76,490,620.862	.000	76,490,620.862	.000	76,490,620.862	.000	76,490,620.862	.000	76,490,620.862	.000
Small Cap Fund	10,740,058.822	.000	10,740,058.822	.000	10,740,058.822	.000	10,740,058.822	.000	10,740,058.822	.000	10,740,058.822	.000
Small Cap Index Fund	5,738,657.738	16,932.012	5,739,202.424	16,387.326	5,737,744.452	17,845.298	5,736,733.754	18,855.996	5,737,276.488	18,313.262	5,737,155.184	18,434.566
Small Cap Opportunities Fund	10,140,829.721	.000	10,140,829.721	.000	10,140,829.721	.000	10,140,829.721	.000	10,140,829.721	.000	10,140,829.721	.000
Small Company Fund	6,058,292.838	.000	6,058,292.838	.000	6,058,292.838	.000	6,058,292.838	.000	6,058,292.838	.000	6,058,292.838	.000
Small Company Growth Fund	15,847,749.425	159,151.687	15,848,924.315	157,976.797	15,848,164.836	158,736.276	15,836,319.281	170,581.831	15,850,497.394	156,403.718	15,852,747.100	154,154.012
Small Company Value Fund	18,520,199.349	.000	18,520,199.349	.000	18,520,199.349	.000	18,520,199.349	.000	18,520,199.349	.000	18,520,199.349	.000
Spectrum Income Fund	95,101,201.579	789,503.752	95,097,249.252	793,456.079	95,061,120.607	829,584.724	95,055,960.153	834,745.178	95,118,225.823	772,479.508	95,115,844.761	774,860.570
Strategic Bond Fund	41,844,399.310	.000	41,844,399.310	.000	41,844,399.310	.000	41,844,399.310	.000	41,844,399.310	.000	41,844,399.310	.000
Strategic Income Fund	42,419,529.052	358,554.776	42,418,934.693	359,149.135	42,402,145.836	375,937.992	42,398,967.039	379,116.789	42,426,783.317	351,300.511	42,426,721.246	351,362.582
Total Bond Market Fund	5,392,308.581	613.541	5,392,308.581	613.541	5,392,308.581	613.541	5,392,308.581	613.541	5,392,308.581	613.541	5,392,308.581	613.541
Total Return Fund	114,584,210.177	.000	114,584,210.177	.000	114,584,210.177	.000	114,584,210.177	.000	114,584,210.177	.000	114,584,210.177	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	49,963,798.197	.000	49,963,798.197	.000	49,963,798.197	.000	49,963,798.197	.000	49,963,798.197	.000
U.S. Government Securities Fund	15,371,702.715	.000	15,371,702.715	.000	15,371,702.715	.000	15,371,702.715	.000	15,371,702.715	.000	15,371,702.715	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	32,108,999.100	.000	32,108,999.100	.000	32,108,999.100	.000	32,108,999.100	.000	32,108,999.100	.000
U.S. Multi Sector Fund	140,360,582.863	1,319,839.559	140,379,647.097	1,300,775.325	140,363,861.348	1,316,561.074	140,256,268.243	1,424,154.179	140,372,045.659	1,308,376.763	140,394,852.665	1,285,569.757
Value Fund	1,479,592.140	.000	1,479,592.140	.000	1,479,592.140	.000	1,479,592.140	.000	1,479,592.140	.000	1,479,592.140	.000
Value & Restructuring Fund	31,043,268.350	250,301.240	31,042,835.622	250,733.968	31,033,401.550	260,168.040	31,026,328.389	267,241.201	31,047,616.529	245,953.061	31,047,671.637	245,897.953
Vista Fund	11,699,454.583	108,563.365	11,703,273.473	104,744.475	11,702,916.434	105,101.514	11,688,300.788	119,717.160	11,698,368.080	109,649.868	11,701,939.970	106,077.978

411

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 2(a): Approval of an Amendment to JHF II’s Agreement and Declaration of Trust authorizing a conversion of JHF II to another form of business entity.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	40,672,975.022	2,344,590.143	1,658,588.210
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,052,465.123	1,961,569.974	1,638,027.379
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,649,202.390	1,567,110.956	1,810,753.884
High Income Fund	35,479,420.553	1,261,561.341	1,363,888.542
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,506,918.449	44,985.527	52,090.447
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,574,940.114	86,446.270	94,203.366
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,649,295.052	737,529.957	620,076.103
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,429,220.083	3,414,186.933	4,047,298.315
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,474,132.769	1,540,521.959	1,763,429.100
Total Bond Market Fund	5,391,487.892	765.708	668.522
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	129,494,852.134	6,691,405.118	5,494,165.170
Value Fund	1,479,508.403	18.206	65.531
Value & Restructuring Fund	28,970,072.244	1,109,952.026	1,213,545.320
Vista Fund	10,743,628.403	650,528.907	413,860.638

412

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 2(b): Approval of the Reorganization of JHF II from a Massachusetts business trust to a Delaware limited liability company pursuant to a Plan of Conversion.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	40,881,026.284	2,112,059.476	1,683,067.615
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,216,024.778	1,800,850.093	1,635,187.605
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,606,420.936	1,517,357.885	1,903,288.409
High Income Fund	35,464,832.332	1,184,422.528	1,455,615.576
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,518,292.793	37,038.214	48,663.416
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,587,585.819	82,005.826	85,998.105
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,691,997.030	662,952.236	651,951.846
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,229,983.746	3,326,824.555	4,333,897.030
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,394,442.076	1,509,779.061	1,873,862.691
Total Bond Market Fund	5,391,634.131	623.362	664.629
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	129,947,373.169	6,128,210.138	5,604,839.115
Value Fund	1,479,528.989	18.206	44.945
Value & Restructuring Fund	28,955,922.857	1,065,949.981	1,271,696.752
Vista Fund	10,825,766.784	587,911.424	394,339.740

413

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 3(a): Approval of an Amendment to the Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”) for each Fund transferring to a new Service Agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	40,729,122.940	2,295,489.933	1,651,540.502
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,008,920.395	1,993,827.814	1,649,314.267
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,673,476.089	1,618,946.258	1,734,644.883
High Income Fund	35,450,064.790	1,323,045.188	1,331,760.458
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,384,629.327	169,981.860	49,383.236
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,505,801.225	153,476.092	96,312.433
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,635,432.355	741,727.671	629,741.086
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,438,250.111	3,605,198.725	3,847,256.495
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,497,945.874	1,632,560.974	1,647,576.980
Total Bond Market Fund	5,391,425.490	832.003	664.629
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	129,410,684.046	6,799,220.094	5,470,518.282
Value Fund	1,478,594.030	945.514	52.596
Value & Restructuring Fund	28,918,788.279	1,201,684.901	1,173,096.410
Vista Fund	10,733,032.975	659,676.531	415,308.442

414

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(a): Approval of an amended fundamental restriction relating to Concentration.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	41,179,096.823	1,762,442.396	1,734,614.156
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,488,872.538	1,465,099.455	1,698,090.483
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
High Income Fund	35,507,758.459	1,042,791.640	1,554,320.337
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,327,092.370	184,289.364	92,612.689
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,525,772.172	121,433.245	108,384.333
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,774,022.314	561,423.984	671,454.814
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,609,313.088	2,786,978.391	4,494,413.852
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,519,226.260	1,290,081.859	1,968,775.709
Total Bond Market Fund	5,390,777.368	974.350	1,170.404
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	130,868,117.681	5,000,568.855	5,811,735.886
Value Fund	1,478,381.876	1,013.260	197.004
Value & Restructuring Fund	29,052,056.108	922,732.519	1,318,780.963
Vista Fund	10,936,416.319	455,383.426	416,218.203

415

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(b): Approval of an amended fundamental restriction relating to Diversification.

	Affirmative	Against	Abstain

Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	42,505,068.346	1,379,180.330	791,904.699
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	40,858,496.631	1,085,235.793	708,330.052
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
High Income Fund	36,894,536.406	459,911.725	750,422.305
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,603,994.423	.000	.000
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,727,915.632	15,088.261	12,585.857
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	15,265,787.338	391,991.224	349,122.550
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	91,414,589.248	1,522,858.798	2,953,257.285
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	40,869,835.429	663,190.858	1,245,057.541
Total Bond Market Fund	5,392,922.122	.000	.000
Total Return Fund	114,584,210.177	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
Value Fund	1,479,592.140	.000	.000
Value & Restructuring Fund	29,999,523.002	531,916.235	762,130.353
Vista Fund	11,325,113.056	327,861.331	155,043.561

416

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(c): Approval of an amended fundamental restriction relating to Borrowing.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	40,588,342.126	2,399,015.392	1,688,795.857
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	38,951,398.203	2,029,363.678	1,671,300.595
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,341,219.131	1,708,022.753	1,977,825.346
High Income Fund	35,244,373.365	1,347,388.828	1,513,108.243
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,333,452.561	177,929.173	92,612.689
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,503,257.939	142,414.039	109,917.772
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,596,816.010	761,403.466	648,681.636
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	87,849,028.769	3,614,969.124	4,426,707.438
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,184,050.048	1,644,919.092	1,949,114.688
Total Bond Market Fund	5,390,777.368	974.350	1,170.404
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	129,182,594.433	6,808,218.785	5,689,609.204
Value Fund	1,478,449.622	945.514	197.004
Value & Restructuring Fund	28,780,838.245	1,212,669.820	1,300,061.525
Vista Fund	10,766,754.655	630,170.927	411,092.366

417

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(d): Approval of an amended fundamental restriction relating to Underwriting.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000

Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	41,150,227.316	1,832,389.839	1,693,536.220
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,458,092.123	1,547,710.699	1,646,259.654
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,807,461.741	1,321,881.380	1,897,724.109
High Income Fund	35,580,580.411	1,073,371.103	1,450,918.922
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,466,396.207	44,985.527	92,612.689
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,576,628.373	73,423.108	105,538.269
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,778,530.770	591,894.881	636,475.461
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,753,431.449	2,933,864.924	4,203,408.958
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,596,411.270	1,326,226.089	1,855,446.469
Total Bond Market Fund	5,390,986.010	765.708	1,170.404
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	130,745,646.432	5,358,532.518	5,576,243.472
Value Fund	1,479,376.930	18.206	197.004
Value & Restructuring Fund	29,121,502.203	926,662.616	1,245,404.771
Vista Fund	10,887,449.578	509,711.574	410,856.796

418

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(e): Approval of an amended fundamental restriction relating to Real estate.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	41,140,165.353	1,816,452.604	1,719,535.418
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,437,568.846	1,521,979.520	1,692,514.110
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,891,687.892	1,236,832.423	1,898,546.915
High Income Fund	35,658,365.102	998,880.235	1,447,625.099
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,486,782.610	51,345.728	65,866.085
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,582,302.153	75,699.657	97,587.940
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,784,644.781	567,632.917	654,623.414
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,882,143.049	2,698,660.654	4,309,901.628
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,671,634.947	1,235,435.852	1,871,013.029
Total Bond Market Fund	5,391,465.063	765.708	691.351
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	130,753,307.234	5,223,372.512	5,703,742.676
Value Fund	1,479,309.184	85.952	197.004
Value & Restructuring Fund	29,132,750.958	872,914.283	1,287,904.349
Vista Fund	10,866,624.615	515,515.510	425,877.823

419

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(f): Approval of an amended fundamental restriction relating to Commodities.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	40,901,189.481	2,051,272.164	1,723,691.730
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,264,774.081	1,705,894.659	1,681,393.736
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,654,026.172	1,525,446.078	1,847,594.980
High Income Fund	35,486,074.311	1,206,844.805	1,411,951.320
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,493,142.811	44,985.527	65,866.085
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,580,075.384	73,670.098	101,844.268
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,708,121.118	654,863.965	643,916.029
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,328,166.718	3,380,485.761	4,182,052.852
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,406,593.576	1,537,660.447	1,833,829.805
Total Bond Market Fund	5,391,465.063	765.708	691.351
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	130,104,654.306	5,942,005.509	5,633,762.607
Value Fund	1,479,376.930	18.206	197.004
Value & Restructuring Fund	28,990,518.180	1,052,699.251	1,250,352.159
Vista Fund	10,817,327.014	554,424.393	436,266.541

420

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(g): Approval of an amended fundamental restriction relating to Loans.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	40,716,153.809	2,162,102.353	1,797,897.213
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,141,916.947	1,792,996.270	1,717,149.259
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,663,575.478	1,591,533.095	1,771,958.657
High Income Fund	35,407,452.494	1,321,504.837	1,375,913.105
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,360,199.165	177,929.173	65,866.085
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,524,694.518	131,744.568	99,150.664
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,627,049.204	711,193.179	668,658.729
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,317,570.412	3,610,737.180	3,962,397.739
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,430,318.259	1,642,323.959	1,705,441.610
Total Bond Market Fund	5,391,256.421	974.350	691.351
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	129,660,372.555	6,311,360.561	5,708,689.306
Value Fund	1,478,449.622	945.514	197.004
Value & Restructuring Fund	28,926,837.736	1,155,242.521	1,211,489.333
Vista Fund	10,788,167.728	578,994.293	440,855.927

421

John Hancock Funds II

Special Shareholder Meeting (unaudited)

Proposal 4(h): Approval of an amended fundamental restriction relating to Senior Securities.

	Affirmative	Against	Abstain

Absolute Return Portfolio	513,173.005	.000	.000
Active Bond Fund	60,337,868.444	.000	.000
All Cap Core Fund	40,987,962.678	1,880,095.706	1,808,094.991
All Cap Growth Fund	6,844,485.505	.000	.000
All Cap Value Fund	5,638,669.465	.000	.000
Blue Chip Growth Fund	80,512,333.180	.000	.000
Capital Appreciation Fund	60,700,187.041	.000	.000
Core Bond Fund	21,983,750.601	.000	.000
Core Equity Fund	54,388,209.672	.000	.000
Emerging Growth Fund	11,078,951.616	.000	.000
Emerging Markets Value Fund	39,328,638.294	1,598,435.261	1,724,988.921
Emerging Small Company Fund	1,857,739.914	.000	.000
Equity-Income Fund	48,889,953.800	.000	.000
Fundamental Value Fund	60,938,444.235	.000	.000
Global Bond Fund	54,314,306.148	.000	.000
Global Real Estate Fund	38,704,985.042	1,408,502.864	1,913,579.324
High Income Fund	35,489,430.665	1,146,494.349	1,468,945.422
High Yield Fund	169,023,893.560	.000	.000
Index 500 Fund	10,353,838.974	184,289.364	65,866.085
International Opportunities Fund	38,578,304.324	.000	.000
International Small Cap Fund	19,307,112.796	.000	.000
International Value Fund	81,694,112.556	.000	.000
Investment Quality Bond Fund	14,792,537.140	.000	.000
Large Cap Fund	24,164,977.600	.000	.000
Large Cap Value Fund	21,600,507.683	.000	.000
Mid Cap Stock Fund	35,184,947.969	.000	.000
Mid Cap Value Fund	13,438,244.615	.000	.000
Natural Resources Fund	18,835,293.755	.000	.000
Quantitative All Cap Fund	627,963.493	.000	.000
Quantitative Value Fund	46,832,540.452	.000	.000
Real Return Bond Fund	76,490,620.862	.000	.000
Small Cap Fund	10,740,058.822	.000	.000
Small Cap Index Fund	5,522,685.984	133,212.342	99,691.424
Small Cap Opportunities Fund	10,140,829.721	.000	.000
Small Company Fund	6,058,292.838	.000	.000
Small Company Growth Fund	14,721,019.895	611,473.338	674,407.879
Small Company Value Fund	18,520,199.349	.000	.000
Spectrum Income Fund	88,394,920.074	3,098,564.882	4,397,220.375
Strategic Bond Fund	41,844,399.310	.000	.000
Strategic Income Fund	39,447,466.537	1,420,082.617	1,910,534.674
Total Bond Market Fund	5,391,256.421	974.350	691.351
Total Return Fund	114,584,210.177	.000	.000
U.S. Global Leaders Growth Fund	49,963,798.197	.000	.000
U.S. Government Securities Fund	15,371,702.715	.000	.000
U.S. High Yield Bond Fund	32,108,999.100	.000	.000
U.S. Multi Sector Fund	130,165,512.848	5,489,789.937	6,025,119.637
Value Fund	1,478,381.876	1,013.260	197.004
Value & Restructuring Fund	28,975,843.028	1,016,429.347	1,301,297.215
Vista Fund	10,847,540.024	505,899.273	454,578.651

422

By phone
1-800-225-5291

On the SEC's Web site
www.sec.gov

Management of the Trust

Trustees
Charles L. Bardelis
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
James M. Oates
James R. Boyle†
John D. Richardson (Trustee Emeritus)†
† Non-Independent Trustee

Officers
Keith F. Hartstein, President and Chief Executive Officer
John G. Vrysen, Chief Operating Officer
Charles A. Rizzo, Chief Financial Officer
Francis V. Knox, Chief Compliance Officer
Gordon M. Shone, Treasurer
Thomas M. Kinzler, Secretary and Chief Legal Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
the future is yours
601 Congress Street
Boston MA 02210-2805

JHF2SA 4/08

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: April 23, 2008

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 23, 2008